UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession # 0001193125-16-778222) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Items 1 and 6, this submission is identical in all material respects to the initial submission.

Item 1.	Reports to Shareholders.

The following are copies of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Asset Allocation Funds
•	PIMCO Funds—Bond Funds
•	PIMCO Funds—Credit Bond Funds
•	PIMCO Funds—Fundamental Index Funds
•	PIMCO Funds—International Bond Funds
•	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
•	PIMCO Funds—PIMCO Income Fund
•	PIMCO Funds—PIMCO Low Duration Fund
•	PIMCO Funds—PIMCO Real Return Fund

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund
•	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
•	PIMCO Funds—Real Return Strategy Funds
•	PIMCO Funds—Short Duration Strategy Funds
•	PIMCO Funds—StocksPLUS® Funds
•	PIMCO Funds—Tax-Efficient Strategy Funds
•	PIMCO Funds—PIMCO Short-Term Fund
•	PIMCO Funds—Private Account Portfolio Series
•	PIMCO Funds—PIMCO Investment Grade Corporate Bond Fund
•	PIMCO Funds—PIMCO Total Return Fund IV
•	PIMCO Funds—PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
•	PIMCO Funds—PIMCO High Yield Fund
•	PIMCO Funds—PIMCO Emerging Local Bond Fund

PIMCO Funds

Semiannual Report

September 30, 2016

PIMCO Total Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

2	PIMCO TOTAL RETURN FUND

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■	Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Chairman’s Letter (Cont.)

returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TOTAL RETURN FUND

Important Information About the PIMCO Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the PIMCO Total Return Fund (Cont.)

asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk, and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table

6	PIMCO TOTAL RETURN FUND

reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	09/08/94	04/08/98	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

Important Information About the PIMCO Total Return Fund (Cont.)

interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO TOTAL RETURN FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	3.33%	5.69%	4.18%	5.98%	7.56%
PIMCO Total Return Fund Class P	3.28%	5.58%	4.08%	5.87%	7.47%
PIMCO Total Return Fund Administrative Class	3.20%	5.42%	3.92%	5.72%	7.29%
PIMCO Total Return Fund Class D	3.18%	5.38%	3.88%	5.67%	7.24%
PIMCO Total Return Fund Class A	3.13%	5.28%	3.78%	5.54%	7.08%
PIMCO Total Return Fund Class A (adjusted)	(0.74)%	1.33%	2.99%	5.14%	6.91%
PIMCO Total Return Fund Class C	2.74%	4.49%	3.00%	4.75%	6.29%
PIMCO Total Return Fund Class C (adjusted)	1.74%	3.50%	3.00%	4.75%	6.29%
PIMCO Total Return Fund Class R	3.00%	5.01%	3.52%	5.28%	6.81%
Bloomberg Barclays U.S. Aggregate Index	2.68%	5.19%	3.08%	4.79%	6.61%♦
Lipper Core Plus Bond Funds Average	4.14%	6.04%	3.95%	5.07%	6.35%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.47% for Institutional Class shares, 0.57% for Class P shares, 0.72% for Administrative Class shares, 0.76% for Class D shares, 0.86% for Class A shares, 1.61% for Class C shares, and 1.11% for Class R shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

10	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	Class P - PTTPX	Administrative Class - PTRAX	Class D - PTTDX
Class A - PTTAX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	30.4%
U.S. Government Agencies	29.9%
Corporate Bonds & Notes	14.6%
Short-Term Instruments‡	8.8%
Non-Agency Mortgage-Backed Securities	5.6%
Sovereign Issues	5.2%
Other	5.5%

†	% of Investments, at value.
‡	Includes Central Funds used for Cash Management Purposes.
§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Investment Objective and Strategy Overview

PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Select positions in non-agency mortgage-backed securities contributed to relative performance, as total returns of these securities were positive.

»	Exposure to high yield corporate spread duration added to relative performance, as spreads of these securities narrowed.

»	Positions in taxable municipal bonds contributed to relative performance, as spreads on these securities tightened.
»	Short exposure to interest rates in the U.K. detracted from relative performance, as yields fell.

»

Short positions against the Japanese yen versus the U.S. dollar during the first half of the period detracted from relative performance, as the currency appreciated against the U.S. dollar over that period.

»	An underweight to investment grade corporate spread duration detracted from relative performance, as spreads on those securities generally tightened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

Expense Example PIMCO Total Return Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,033.30	$2.47	$1,000.00	$1,022.91	$2.46	0.48%
Class P	1,000.00	1,032.80	2.99	1,000.00	1,022.40	2.97	0.58
Administrative Class	1,000.00	1,032.00	3.76	1,000.00	1,021.64	3.74	0.73
Class D	1,000.00	1,031.80	3.96	1,000.00	1,021.44	3.94	0.77
Class A	1,000.00	1,031.30	4.48	1,000.00	1,020.93	4.46	0.87
Class C	1,000.00	1,027.40	8.32	1,000.00	1,017.13	8.28	1.62
Class R	1,000.00	1,030.00	5.76	1,000.00	1,019.67	5.73	1.12

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index*	Description

Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Financial Highlights PIMCO Total Return Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2016 - 09/30/2016+	$10.18	$0.19	$0.15	$0.34	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2016	10.86	0.34	(0.32)	0.02	(0.29)	(0.36)	(0.05)	(0.70)
03/31/2015	10.78	0.23	0.36	0.59	(0.43)	(0.08)	0.00	(0.51)
03/31/2014	11.24	0.23	(0.37)	(0.14)	(0.23)	(0.07)	(0.02)	(0.32)
03/31/2013	11.09	0.29	0.58	0.87	(0.45)	(0.27)	0.00	(0.72)
03/31/2012	10.88	0.34	0.30	0.64	(0.43)	0.00	0.00	(0.43)
Class P
04/01/2016 - 09/30/2016+	$10.18	$0.19	$0.14	$0.33	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2016	10.86	0.33	(0.32)	0.01	(0.28)	(0.36)	(0.05)	(0.69)
03/31/2015	10.78	0.22	0.36	0.58	(0.42)	(0.08)	0.00	(0.50)
03/31/2014	11.24	0.22	(0.37)	(0.15)	(0.22)	(0.07)	(0.02)	(0.31)
03/31/2013	11.09	0.28	0.58	0.86	(0.44)	(0.27)	0.00	(0.71)
03/31/2012	10.88	0.33	0.30	0.63	(0.42)	0.00	0.00	(0.42)
Administrative Class
04/01/2016 - 09/30/2016+	$10.18	$0.18	$0.14	$0.32	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2016	10.86	0.32	(0.33)	(0.01)	(0.26)	(0.36)	(0.05)	(0.67)
03/31/2015	10.78	0.20	0.36	0.56	(0.40)	(0.08)	0.00	(0.48)
03/31/2014	11.24	0.20	(0.37)	(0.17)	(0.20)	(0.07)	(0.02)	(0.29)
03/31/2013	11.09	0.26	0.58	0.84	(0.42)	(0.27)	0.00	(0.69)
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00	0.00	(0.40)
Class D
04/01/2016 - 09/30/2016+	$10.18	$0.18	$0.14	$0.32	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2016	10.86	0.31	(0.32)	(0.01)	(0.26)	(0.36)	(0.05)	(0.67)
03/31/2015	10.78	0.20	0.36	0.56	(0.40)	(0.08)	0.00	(0.48)
03/31/2014	11.24	0.20	(0.37)	(0.17)	(0.20)	(0.07)	(0.02)	(0.29)
03/31/2013	11.09	0.26	0.58	0.84	(0.42)	(0.27)	0.00	(0.69)
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00	0.00	(0.40)

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

$10.36	3.33%	$57,982,840	0.48	%*	0.46	%*	3.67	%*	225%
10.18	0.31	58,581,675	0.47		0.46		3.27		478
10.86	5.64	68,575,915	0.46		0.46		2.11		265
10.78	(1.24)	148,740,191	0.46		0.46		2.10		227
11.24	7.92	180,450,317	0.46		0.46		2.54		380
11.09	5.99	151,703,994	0.46		0.46		3.11		584

$10.36	3.28%	$4,014,715	0.58	%*	0.56	%*	3.56	%*	225%
10.18	0.21	4,623,792	0.57		0.56		3.17		478
10.86	5.53	5,939,687	0.56		0.56		1.99		265
10.78	(1.34)	9,177,693	0.56		0.56		2.01		227
11.24	7.81	12,607,217	0.56		0.56		2.43		380
11.09	5.88	9,917,236	0.56		0.56		3.00		584

$10.36	3.20%	$4,927,035	0.73	%*	0.71	%*	3.42	%*	225%
10.18	0.06	6,234,865	0.72		0.71		3.03		478
10.86	5.37	16,184,030	0.71		0.71		1.84		265
10.78	(1.49)	27,495,302	0.71		0.71		1.84		227
11.24	7.65	32,933,466	0.71		0.71		2.30		380
11.09	5.72	31,608,990	0.71		0.71		2.85		584

$10.36	3.18%	$5,012,988	0.77	%*	0.75	%*	3.38	%*	225%
10.18	0.02	5,393,438	0.76		0.75		2.98		478
10.86	5.33	6,996,615	0.75		0.75		1.83		265
10.78	(1.53)	14,557,245	0.75		0.75		1.81		227
11.24	7.61	19,790,241	0.75		0.75		2.25		380
11.09	5.68	17,905,432	0.75		0.75		2.81		584

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Financial Highlights PIMCO Total Return Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class A
04/01/2016 - 09/30/2016+	$10.18	$0.17	$0.15	$0.32	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2016	10.86	0.30	(0.32)	(0.02)	(0.25)	(0.36)	(0.05)	(0.66)
03/31/2015	10.78	0.19	0.36	0.55	(0.39)	(0.08)	0.00	(0.47)
03/31/2014	11.24	0.19	(0.38)	(0.19)	(0.18)	(0.07)	(0.02)	(0.27)
03/31/2013	11.09	0.25	0.57	0.82	(0.40)	(0.27)	0.00	(0.67)
03/31/2012	10.88	0.30	0.30	0.60	(0.39)	0.00	0.00	(0.39)
Class C
04/01/2016 - 09/30/2016+	$10.18	$0.13	$0.15	$0.28	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2016	10.86	0.22	(0.32)	(0.10)	(0.17)	(0.36)	(0.05)	(0.58)
03/31/2015	10.78	0.10	0.37	0.47	(0.31)	(0.08)	0.00	(0.39)
03/31/2014	11.24	0.11	(0.38)	(0.27)	(0.10)	(0.07)	(0.02)	(0.19)
03/31/2013	11.09	0.16	0.58	0.74	(0.32)	(0.27)	0.00	(0.59)
03/31/2012	10.88	0.21	0.30	0.51	(0.30)	0.00	0.00	(0.30)
Class R
04/01/2016 - 09/30/2016+	$10.18	$0.16	$0.14	$0.30	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2016	10.86	0.28	(0.33)	(0.05)	(0.22)	(0.36)	(0.05)	(0.63)
03/31/2015	10.78	0.16	0.36	0.52	(0.36)	(0.08)	0.00	(0.44)
03/31/2014	11.24	0.16	(0.37)	(0.21)	(0.16)	(0.07)	(0.02)	(0.25)
03/31/2013	11.09	0.22	0.58	0.80	(0.38)	(0.27)	0.00	(0.65)
03/31/2012	10.88	0.27	0.30	0.57	(0.36)	0.00	0.00	(0.36)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

$10.36	3.13%	$6,712,926	0.87	%*	0.85	%*	3.28	%*	225%
10.18	(0.08)	7,662,841	0.86		0.85		2.89		478
10.86	5.23	11,961,388	0.85		0.85		1.72		265
10.78	(1.63)	20,713,345	0.85		0.85		1.71		227
11.24	7.50	27,514,833	0.85		0.85		2.16		380
11.09	5.57	26,837,998	0.85	(c)	0.85	(c)	2.71		584

$10.36	2.74%	$3,788,541	1.62	%*	1.60	%*	2.53	%*	225%
10.18	(0.82)	4,055,683	1.61		1.60		2.13		478
10.86	4.45	5,194,548	1.60		1.60		0.96		265
10.78	(2.36)	8,136,311	1.60		1.60		0.97		227
11.24	6.70	12,666,824	1.60		1.60		1.40		380
11.09	4.79	11,673,671	1.60	(c)	1.60	(c)	1.96		584

$10.36	3.00%	$1,331,662	1.12	%*	1.10	%*	3.03	%*	225%
10.18	(0.33)	1,426,367	1.11		1.10		2.63		478
10.86	4.96	1,996,566	1.10		1.10		1.45		265
10.78	(1.87)	2,957,161	1.10		1.10		1.45		227
11.24	7.24	3,583,839	1.10		1.10		1.90		380
11.09	5.31	3,179,665	1.10	(c)	1.10	(c)	2.46		584

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities	$128,112,553
Investments in Affiliates	311,591
Financial Derivative Instruments
Exchange-traded or centrally cleared	256,530
Over the counter	878,137
Deposits with counterparty	16,507
Foreign currency, at value	38,336
Receivable for investments sold	1,051,502
Receivable for TBA investments sold	14,398,287
Receivable for Fund shares sold	173,051
Interest and/or dividends receivable	562,705
Dividends receivable from Affiliates	185
Total Assets	145,799,384

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$7,947,134
Payable for sale-buyback transactions	2,462,853
Payable for short sales	38,188
Financial Derivative Instruments
Exchange-traded or centrally cleared	90,122
Over the counter	2,055,019
Payable for investments purchased	1,171,035
Payable for investments in Affiliates purchased	185
Payable for investments purchased on a delayed-delivery basis	18,350
Payable for TBA investments purchased	46,994,992
Deposits from counterparty	249,570
Payable for Fund shares redeemed	933,255
Distributions payable	11,916
Overdraft due to custodian	10,627
Accrued investment advisory fees	18,644
Accrued supervisory and administrative fees	17,690
Accrued distribution fees	5,015
Accrued servicing fees	2,678
Other liabilities	1,404
Total Liabilities	62,028,677

Net Assets	$83,770,707

Net Assets Consist of:
Paid in capital	$84,593,471
(Overdistributed) net investment income	(2,881,524)
Accumulated undistributed net realized gain	2,251,883
Net unrealized (depreciation)	(193,123)

Net Assets	$83,770,707

Cost of investments in securities	$123,771,745
Cost of investments in Affiliates	$311,591
Cost of foreign currency held	$38,899
Proceeds received on short sales	$38,466
Cost or premiums of financial derivative instruments, net	$(291,017)

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2016 (Unaudited)

Net Assets:
Institutional Class	$57,982,840
Class P	4,014,715
Administrative Class	4,927,035
Class D	5,012,988
Class A	6,712,926
Class C	3,788,541
Class R	1,331,662
Shares Issued and Outstanding:
Institutional Class	5,596,047
Class P	387,472
Administrative Class	475,524
Class D	483,820
Class A	647,881
Class C	365,644
Class R	128,522
Net Asset Value Per Share Outstanding:
Institutional Class	$10.36
Class P	10.36
Administrative Class	10.36
Class D	10.36
Class A	10.36
Class C	10.36
Class R	10.36

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Statement of Operations PIMCO Total Return Fund

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$1,812,695
Dividends	127
Dividends from Investments in Affiliates	5,669
Miscellaneous income	6
Total Income	1,818,497

Expenses:
Investment advisory fees	109,439
Supervisory and administrative fees	104,130
Distribution and/or servicing fees - Administrative Class	7,038
Distribution and/or servicing fees - Class D	6,582
Distribution fees - Class C	14,931
Distribution fees - Class R	1,752
Servicing fees - Class A	9,336
Servicing fees - Class C	4,977
Servicing fees - Class R	1,752
Trustee fees	329
Interest expense	10,344
Miscellaneous expense	1,064
Total Expenses	271,674

Net Investment Income	1,546,823

Net Realized Gain (Loss):
Investments in securities	1,351,472
Investments in Affiliates	1,611
Exchange-traded or centrally cleared financial derivative instruments	(494,640)
Over the counter financial derivative instruments	1,862,855
Foreign currency	(154,044)

Net Realized Gain	2,567,254

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	1,538,717
Investments in Affiliates	(1,084)
Exchange-traded or centrally cleared financial derivative instruments	(585,145)
Over the counter financial derivative instruments	(2,254,537)
Foreign currency assets and liabilities	6,733

Net Change in Unrealized (Depreciation)	(1,295,316)

Net Increase in Net Assets Resulting from Operations	$2,818,761

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
(Decrease) in Net Assets from:

Operations:
Net investment income	$1,546,823	$3,045,817
Net realized gain (loss)	2,567,254	(635,811)
Net change in unrealized (depreciation)	(1,295,316)	(2,608,827)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,818,761	(198,821)

Distributions to Shareholders:
From net investment income
Institutional Class	(898,942)	(1,749,298)
Class P	(62,875)	(132,769)
Administrative Class	(78,172)	(204,101)
Class D	(71,990)	(151,561)
Class A	(98,488)	(228,044)
Class C	(37,572)	(74,700)
Class R	(16,711)	(35,444)
From net realized capital gains
Institutional Class	0	(2,072,817)
Class P	0	(157,390)
Administrative Class	0	(239,958)
Class D	0	(196,186)
Class A	0	(286,571)
Class C	0	(146,978)
Class R	0	(52,630)
Tax basis return of capital
Institutional Class	0	(300,122)
Class P	0	(23,637)
Administrative Class	0	(38,720)
Class D	0	(28,990)
Class A	0	(45,291)
Class C	0	(21,615)
Class R	0	(7,883)

Total Distributions(a)	(1,264,750)	(6,194,705)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(5,761,964)	(22,476,563)

Total (Decrease) in Net Assets	(4,207,953)	(28,870,089)

Net Assets:
Beginning of period	87,978,660	116,848,749
End of period*	$83,770,707	$87,978,660

*Including (overdistributed) net investment income of:	$(2,881,524)	$(3,163,597)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Summary Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
INVESTMENTS IN SECURITIES

BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (j) (Cost $144,905)			$	150,927	0.2%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
6.875% due 04/25/2018 (l)	$	543,557		586,378	0.7%
1.309% - 8.680% due 03/22/2017 - 03/10/2026 (i)(l)		738,889		772,629	0.9%
Barclays Bank PLC
14.000% due 06/15/2019 (i)	GBP	372,034		604,290	0.7%
7.625% - 10.179% due 06/12/2021 - 04/10/2023	$	379,631		465,769	0.5%
10.000% due 05/21/2021	GBP	3,100		5,198	0.0%
JPMorgan Chase Bank N.A.
0.000% - 6.000% due 10/04/2016 - 10/01/2017 (f)(l)	$	876,789		888,120	1.0%
Lloyds Bank PLC
12.000% due 12/16/2024 (i)		1,001,400		1,378,177	1.7%
6.500% due 09/14/2020		100		114	0.0%
13.000% due 12/19/2021	AUD	27,200		21,215	0.0%
Other Banking & Finance ^(c)(f)(i)(j)(k)(l)				10,656,512	12.8%

Total Banking & Finance				15,378,402	18.3%

INDUSTRIALS
Total Industrials ^(c)(j)(l)				2,720,608	3.3%
UTILITIES

Total Utilities (j)(k)				593,588	0.7%

Total Corporate Bonds & Notes (Cost $17,931,903)				18,692,598	22.3%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (f)(j) (Cost $2,318,572)				2,754,623	3.3%
U.S. GOVERNMENT AGENCIES
Fannie Mae
3.500% due 09/01/2046 (l)		975,371		1,029,306	1.2%
0.000% - 903.213% due 10/01/2016 - 06/25/2055 (a)(b)(f)(l)		3,488,262		3,398,439	4.0%
Fannie Mae, TBA
3.000% due 10/01/2031		871,900		915,461	1.1%
3.000% due 11/01/2046		6,030,000		6,255,299	7.5%
3.500% due 10/01/2031		1,020,300		1,075,922	1.3%
3.500% due 10/01/2046		5,348,750		5,645,021	6.8%
3.500% due 11/01/2046		1,790,200		1,887,158	2.3%
4.000% due 10/01/2046		5,927,600		6,366,844	7.6%
4.000% due 11/01/2046		2,624,990		2,816,225	3.4%
4.500% due 10/01/2046		1,240,100		1,358,345	1.6%
4.500% due 11/01/2046		1,368,000		1,496,772	1.8%
3.000% - 6.000% due 10/01/2031 - 12/01/2046		690,300		757,058	0.9%
Freddie Mac
0.200% - 35.494% due 10/01/2016 - 07/01/2047 (a)(l)		2,561,277		964,603	1.1%

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Freddie Mac, TBA
3.500% due 11/01/2046	AUD	790,000	$	832,540	1.0%
4.000% due 10/01/2046		410,000		439,837	0.5%
3.500% - 5.500% due 10/01/2046 - 11/01/2046		812,900		876,908	1.0%
Ginnie Mae
0.930% - 11.000% due 10/15/2016 - 08/20/2066 (a)(l)		1,064,736		831,765	1.0%
Ginnie Mae, TBA
3.500% due 11/01/2046		540,000		572,991	0.7%
3.000% - 5.000% due 10/01/2046 - 11/01/2046		828,940		886,678	1.1%
Other U.S. Government Agencies (a)(j)				34,609	0.0%

Total U.S. Government Agencies (Cost $38,237,128)				38,441,781	45.9%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
2.750% due 08/15/2042		952,000		1,040,655	1.3%
2.750% due 11/15/2042 (l)		1,912,000		2,088,112	2.5%
2.875% due 08/15/2045 (l)		1,801,816		2,013,636	2.4%
3.000% due 05/15/2042		1,139,170		1,302,548	1.6%
3.000% due 11/15/2044 (l)		2,153,246		2,463,533	2.9%
3.125% due 02/15/2043		372,000		434,804	0.5%
3.125% due 08/15/2044 (l)		4,042,057		4,733,313	5.6%
3.375% due 05/15/2044 (l)		782,425		957,569	1.1%
4.375% due 11/15/2039 (l)		711,450		994,613	1.2%
4.375% due 05/15/2040		428,400		600,137	0.7%
4.625% due 02/15/2040		504,000		729,018	0.9%
2.250% - 6.250% due 05/15/2030 - 08/15/2046 (l)(p)		1,558,631		1,825,078	2.2%
U.S. Treasury Inflation Protected Securities (h)
0.125% due 01/15/2022		1,094,490		1,118,384	1.3%
0.125% due 07/15/2022 (l)(n)		780,174		799,881	1.0%
0.625% due 07/15/2021 (n)		467,681		491,614	0.6%
0.750% due 02/15/2045		674,066		699,627	0.8%
1.750% due 01/15/2028		1,694,348		1,988,482	2.4%
2.000% due 01/15/2026		1,795,419		2,113,276	2.5%
2.375% due 01/15/2025 (l)		1,454,649		1,736,688	2.1%
2.375% due 01/15/2027		2,419,247		2,973,536	3.5%
2.500% due 01/15/2029		1,260,109		1,604,442	1.9%
3.875% due 04/15/2029		323,268		467,161	0.6%
0.125% - 3.625% due 01/15/2018 - 02/15/2046 (n)		1,168,646		1,268,456	1.5%
U.S. Treasury Notes
1.750% due 09/30/2022 (n)(p)		531,200		544,439	0.7%
2.000% due 07/31/2022 (n)(p)		429,200		446,116	0.5%
2.250% due 11/15/2024 (l)(n)(p)		3,057,716		3,230,190	3.9%
0.500% - 2.375% due 12/31/2016 - 08/15/2026 (n)(p)		342,279		351,229	0.4%

Total U.S. Treasury Obligations (Cost $36,701,649)				39,016,537	46.6%

NON-AGENCY MORTGAGE-BACKED SECURITIES
BCAP LLC Trust
0.654% - 6.237% due 01/26/2021 - 07/28/2047 ^		2,711,492		2,452,742	2.9%
Other Non-Agency Mortgage-Backed Securities ^(a)(j)				4,792,954	5.7%

Total Non-Agency Mortgage-Backed Securities (Cost $7,039,020)				7,245,696	8.6%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
ASSET-BACKED SECURITIES
Total Asset-Backed Securities ^(c)(j) (Cost $3,854,830)			$	4,112,259	4.9%
SOVEREIGN ISSUES
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (f)	BRL	3,110,800		926,494	1.1%
0.000% due 04/01/2017 (f)		7,903,546		2,283,667	2.7%
0.000% due 07/01/2017 (f)		4,467,000		1,255,919	1.5%
0.000% due 10/01/2017 (f)		1,611,165		440,621	0.5%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		3,360,607		1,026,791	1.2%
Other Sovereign Issues (h)(j)(l)				706,998	0.9%

Total Sovereign Issues (Cost $6,496,521)				6,640,490	7.9%

COMMON STOCKS
Total Common Stocks (d)(j) (Cost $5,528)				78	0.0%
PREFERRED SECURITIES
Total Preferred Securities (i)(j) (Cost $5,261)				5,361	0.0%
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Barclays Bank PLC
1.641% due 09/08/2017	$	100,000		100,331	0.1%
Credit Suisse AG
1.645% due 09/12/2017		487,100		487,704	0.6%
Natixis S.A.
1.553% due 09/25/2017 - 10/02/2017		726,600		727,541	0.9%
Sumitomo Mitsui Banking Corp.
1.129% - 1.550% due 05/02/2017 - 09/15/2017		439,500		439,147	0.5%
Other Certificates of Deposit (j)				470,112	0.5%

Total Certificates of Deposit				2,224,835	2.6%

COMMERCIAL PAPER
Total Commercial Paper (j)				317,086	0.4%
SHORT-TERM NOTES
JPMorgan Chase Bank N.A.
0.011% due 10/04/2016 (f)(g)		504,475		504,378	0.6%
Other Short-Term Notes (j)				27,761	0.0%

Total Short-Term Notes				532,139	0.6%

JAPAN TREASURY BILLS
(0.275)% due 10/31/2016 - 01/10/2017 (e)(f)	JPY	777,555,000		7,671,125	9.2%
U.S. TREASURY BILLS
0.500% due 03/02/2017 - 03/16/2017 (e)(f)(n)(p)	$	307,536		307,018	0.4%

Total Short-Term Instruments (Cost $11,036,428)				11,052,203	13.2%

Total Investments in Securities (Cost $123,771,745)				128,112,553	152.9%

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		MARKET VALUE (000S)	% OF NET ASSETS
INVESTMENTS IN AFFILIATES

SHORT-TERM INSTRUMENTS

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES
Total Central Funds Used for Cash Management Purposes (j)	$	311,591	0.4%

Total Short-Term Instruments (Cost $311,591)		311,591	0.4%

Total Investments in Affiliates (Cost $311,591)		311,591	0.4%

Total Investments (Cost $124,083,336)	$	128,424,144	153.3%

Financial Derivative Instruments (m)(o) (Cost or Premiums, net $(291,017))		(1,010,474)	(1.2)%

Other Assets and Liabilities, net		(43,642,963)	(52.1)%

Net Assets	$	83,770,707	100.0%

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	The group contains securities in default.
(a)	The group contains interest only securities.
(b)	This group contains principal only securities.
(c)	The group contains when-issued securities.
(d)	The group contains securities which did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	The group contains zero coupon securities.
(g)	Coupon represents a yield to maturity.
(h)	The group contains securities in which the principal amount of a security is adjusted for inflation.
(i)	The group contains securities which have a perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of September 30, 2016.

(k)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$273,582	0.33%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	01/16/2015 - 09/21/2015	3,629	1,664	0.00
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	09/09/2015 - 09/22/2015	5,949	2,636	0.00
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	16,356	0.02

				$298,878	$294,238	0.35%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BOM	0.620%	08/11/2016	10/11/2016		$	(106,750)	$(106,847)
BOS	0.720	09/26/2016	10/11/2016			(18,275)	(18,278)
	0.780	09/26/2016	10/14/2016			(41,650)	(41,656)
	0.900	09/16/2016	10/07/2016			(5,088)	(5,090)
	0.900	09/26/2016	10/07/2016			(11,687)	(11,690)
	1.250	09/21/2016	10/05/2016			(550,250)	(550,479)
	1.500	09/28/2016	10/05/2016			(195,113)	(195,153)
	1.600	09/29/2016	10/06/2016			(118,750)	(118,771)
BPS	(0.750)	04/14/2016	TBD	(2)		(341)	(340)
	0.730	09/28/2016	12/22/2016			(115,625)	(115,637)
	0.790	09/29/2016	12/20/2016			(611,650)	(611,704)
	0.990	09/21/2016	10/21/2016			(108,425)	(108,461)
BRC	(1.000)	07/11/2016	07/11/2017			(1,110)	(1,107)
	(0.850)	06/17/2016	TBD	(2)	EUR	(3,320)	(3,720)
BSN	0.600	09/21/2016	10/05/2016		$	(4,077)	(4,078)
	0.600	09/21/2016	10/25/2016			(80,181)	(80,197)
	0.600	09/21/2016	10/28/2016			(2,869)	(2,870)
	0.600	09/21/2016	10/31/2016			(26,123)	(26,128)
	0.600	09/26/2016	10/25/2016			(956)	(956)
	0.600	09/26/2016	10/28/2016			(3,081)	(3,082)
CFR	(1.500)	09/30/2016	TBD	(2)	EUR	(1,752)	(1,968)
	(1.250)	09/22/2016	TBD	(2)		(4,802)	(5,392)
COM	0.790	09/29/2016	10/07/2016		$	(25,528)	(25,530)
	0.790	09/30/2016	10/07/2016			(4,909)	(4,909)
DBL	(0.850)	08/25/2016	TBD	(2)	EUR	(5,472)	(6,142)
DEU	0.650	09/26/2016	10/20/2016		$	(15,619)	(15,621)
	0.670	09/26/2016	10/12/2016			(17,744)	(17,746)
	0.850	09/15/2016	10/14/2016			(202,219)	(202,305)
	0.850	09/30/2016	10/14/2016			(115,291)	(115,299)
GRE	0.610	09/21/2016	10/12/2016			(10,872)	(10,874)
	0.640	09/21/2016	10/11/2016			(2,567)	(2,568)
	0.640	09/26/2016	10/07/2016			(43,987)	(43,993)
	0.650	09/21/2016	10/17/2016			(1,057)	(1,057)
	0.650	09/21/2016	10/24/2016			(1,359)	(1,359)
	0.650	09/26/2016	10/17/2016			(4,037)	(4,038)
	0.650	09/26/2016	10/25/2016			(7,437)	(7,438)
	0.660	09/21/2016	10/07/2016			(1,057)	(1,057)
	0.660	09/26/2016	10/07/2016			(6,162)	(6,163)
	0.680	09/21/2016	10/11/2016			(8,758)	(8,760)
	0.680	09/26/2016	10/11/2016			(1,062)	(1,063)
	0.690	09/26/2016	10/11/2016			(19,125)	(19,128)
	0.710	09/21/2016	10/12/2016			(1,510)	(1,510)
	0.850	09/29/2016	10/28/2016			(9,714)	(9,715)
	1.000	09/29/2016	10/28/2016			(276,419)	(276,450)
	1.050	09/30/2016	10/31/2016			(160,523)	(160,537)
GSC	1.130	09/21/2016	10/13/2016			(298,542)	(298,654)
	1.130	09/30/2016	10/13/2016			(44,004)	(44,005)
IND	0.550	09/07/2016	10/11/2016			(5,218)	(5,221)
	0.580	09/21/2016	10/11/2016			(4,530)	(4,531)
	0.580	09/28/2016	10/24/2016			(87,756)	(87,763)
	0.590	09/21/2016	10/18/2016			(12,986)	(12,989)
	0.590	09/21/2016	10/24/2016			(12,382)	(12,384)

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
JPS	0.700%	09/21/2016	10/05/2016	$	(186,775)	$(186,818)
	0.750	09/30/2016	10/13/2016		(4,095)	(4,095)
	0.790	09/23/2016	10/05/2016		(90,522)	(90,541)
	0.850	09/26/2016	10/03/2016		(49,053)	(49,061)
	0.950	09/20/2016	10/13/2016		(388,377)	(388,510)
NOM	0.850	09/19/2016	10/13/2016		(1,028,149)	(1,028,489)
	0.850	09/30/2016	10/13/2016		(917,621)	(917,652)
RDR	0.600	08/22/2016	10/19/2016		(10,094)	(10,101)
	0.600	08/23/2016	10/19/2016		(41,961)	(41,990)
	0.600	09/21/2016	10/19/2016		(9,060)	(9,062)
	0.610	09/21/2016	10/11/2016		(98,754)	(98,774)
	0.610	09/26/2016	10/11/2016		(8,925)	(8,926)
	0.730	09/26/2016	10/13/2016		(3,932)	(3,933)
	0.730	09/30/2016	10/13/2016		(4,411)	(4,411)
	0.730	10/03/2016	10/13/2016		(3,379)	(3,379)
SCX	0.610	08/05/2016	10/21/2016		(89,985)	(90,075)
	0.610	08/22/2016	10/05/2016		(66,619)	(66,666)
	0.610	09/29/2016	10/21/2016		(1,388)	(1,388)
	0.690	09/08/2016	10/07/2016		(492,438)	(492,673)
	0.740	09/26/2016	10/14/2016		(29,599)	(29,603)
	0.770	09/29/2016	10/17/2016		(1,174)	(1,174)
	0.790	07/06/2016	10/06/2016		(230,412)	(230,862)
	0.790	07/08/2016	10/05/2016		(23,309)	(23,354)
	0.790	09/12/2016	10/05/2016		(33,693)	(33,709)
	0.790	09/27/2016	10/06/2016		(16,445)	(16,447)
	0.850	08/29/2016	10/18/2016		(10,124)	(10,132)
	0.850	09/27/2016	10/18/2016		(289)	(289)
	0.870	08/25/2016	10/25/2016		(19,468)	(19,486)
	0.870	08/29/2016	10/26/2016		(4,867)	(4,871)
	0.870	09/30/2016	10/25/2016		(18,562)	(18,563)
	0.890	09/27/2016	10/26/2016		(486)	(486)
	0.900	09/14/2016	11/02/2016		(7,286)	(7,289)
	0.900	09/27/2016	11/04/2016		(3,633)	(3,634)
SGY	0.550	09/27/2016	10/04/2016		(1,039)	(1,039)
SOG	1.120	09/14/2016	12/14/2016		(253,034)	(253,184)
UBS	0.900	09/19/2016	10/14/2016		(327,460)	(327,575)
	1.000	09/13/2016	10/14/2016		(46,454)	(46,480)

Total Reverse Repurchase Agreements						$(7,947,134)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (3)
GSC	0.700%	09/08/2016	10/11/2016	$	(465,337)	$(465,563)
	0.800	09/13/2016	10/13/2016		(45,557)	(45,577)
	0.850	09/30/2016	10/03/2016		(212,875)	(212,890)
	0.860	09/14/2016	10/14/2016		(171,476)	(171,554)
	0.950	09/23/2016	10/24/2016		(123,067)	(123,099)
	0.980	09/21/2016	10/21/2016		(175,658)	(175,715)
	1.000	09/22/2016	10/17/2016		(132,086)	(132,127)
	1.250	09/27/2016	10/11/2016		(287,760)	(287,820)
	1.320	09/29/2016	10/13/2016		(309,279)	(309,324)
TDM	0.890	09/21/2016	10/13/2016	CAD	(76,716)	(58,040)
	1.150	09/26/2016	10/07/2016	$	(3,631)	(3,632)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (3)
UBS	0.700%	09/09/2016	10/12/2016	$	(122,327)	$(122,385)
	0.700	09/09/2016	10/14/2016		(105,903)	(105,952)
	0.700	09/12/2016	10/14/2016		(23,141)	(23,151)
	0.700	09/12/2016	10/17/2016		(67,377)	(67,404)
	0.700	09/20/2016	12/20/2016		(156,893)	(158,620)

Total Sale-Buyback Transactions						$(2,462,853)

(1)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(2,557,511) at a weighted average interest rate of 0.579%.
(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(849) of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2031	$37,000	$(38,466)	$(38,188)

Total Short Sales				$(38,466)	$(38,188)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(l)	Securities with an aggregate market value of $10,602,159 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BOM	$0	$(106,847)	$0	$(106,847)	$105,919	$(928)
BOS	0	(941,117)	0	(941,117)	925,747	(15,370)
BPS	0	(836,142)	0	(836,142)	836,574	432
BRC	0	(4,827)	0	(4,827)	4,791	(36)
BSN	0	(117,311)	0	(117,311)	116,807	(504)
CFR	0	(7,360)	0	(7,360)	7,339	(21)
COM	0	(30,439)	0	(30,439)	31,045	606
DBL	0	(6,142)	0	(6,142)	6,112	(30)
DEU	0	(350,971)	0	(350,971)	365,983	15,012
GRE	0	(555,710)	0	(555,710)	549,998	(5,712)
GSC	0	(342,659)	0	(342,659)	352,480	9,821
IND	0	(122,888)	0	(122,888)	122,009	(879)
JPS	0	(719,025)	0	(719,025)	733,601	14,576
NOM	0	(1,946,141)	0	(1,946,141)	2,043,575	97,434
RDR	0	(180,576)	0	(180,576)	184,913	4,337
SCX	0	(1,050,701)	0	(1,050,701)	1,053,020	2,319
SGY	0	(1,039)	0	(1,039)	1,037	(2)
SOG	0	(253,184)	0	(253,184)	263,744	10,560
UBS	0	(374,055)	0	(374,055)	400,302	26,247

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure (4)
Master Securities Forward Transaction Agreement
GSC	$0	$0	$(1,923,669)	$(1,923,669)	$1,898,251	$ (25,418)
TDM	0	0	(61,672)	(61,672)	61,428	(244)
UBS	0	0	(477,512)	(477,512)	472,599	(4,913)

Total Borrowings and Other Financing Transactions	$0	$(7,947,134)	$(2,462,853)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(762,693)	$(264,107)	$(8,807)	$(1,035,607)
Sovereign Issues	0	(108,461)	0	(9,862)	(118,323)
U.S. Government Agencies	0	(3,007,354)	0	0	(3,007,354)
U.S. Treasury Obligations	0	(2,868,466)	(914,005)	0	(3,782,471)

Total	$0	$(6,746,974)	$(1,178,112)	$(18,669)	$(7,943,755)
Sale-Buyback Transactions
Sovereign Issues	0	(58,041)	0	0	(58,041)
U.S. Treasury Obligations	0	(2,246,192)	(158,620)	0	(2,404,812)

Total	$0	$(2,304,233)	$(158,620)	$0	$(2,462,853)

Total Borrowings	$0	$(9,051,207)	$(1,336,732)	$(18,669)	$(10,406,608)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(10,406,608)

(5)	Unsettled reverse repurchase agreements liability of (3,379) is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note January Futures	$108.000	12/23/2016	87,279	$747	$682
Put - CBOT U.S. Treasury 5-Year Note January Futures	111.500	12/23/2016	1,000	9	8
Put - CBOT U.S. Treasury 10-Year Note January Futures	111.000	12/23/2016	35,745	306	35

				$1,062	$725

Total Purchased Options				$1,062	$725

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	43,111	$(42,225)	$2,156	$0
90-Day Eurodollar December Futures	Short	12/2018	14,653	(11,966)	1,282	0
90-Day Eurodollar June Futures	Short	06/2017	11,592	(25,105)	290	0
90-Day Eurodollar June Futures	Short	06/2018	22,429	(14,936)	1,402	0
90-Day Eurodollar March Futures	Short	03/2017	18,420	(32,035)	230	0
90-Day Eurodollar March Futures	Short	03/2018	44,641	(39,632)	2,790	0
90-Day Eurodollar September Futures	Short	09/2017	30,531	(31,364)	1,145	0
90-Day Eurodollar September Futures	Short	09/2018	43,639	(35,203)	3,273	0
Canada Government 10-Year Bond December Futures	Short	12/2016	8,238	(1,961)	5,023	(2,135)
U.S. Treasury 2-Year Note December Futures	Short	12/2016	698	(229)	65	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	184,043	4,586	0	(38,820)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	107,176	8,722	29	(44,505)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	5,378	(7,215)	7,899	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	2,160	7,084	0	(4,658)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	2,104	(2,058)	102	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	8,587	(11,873)	417	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	8,594	(13,055)	418	0
United Kingdom Long Gilt December Futures	Short	12/2016	4,421	5,984	5,215	0

Total Futures Contracts				$(242,481)	$31,736	$(90,118)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Kinder Morgan, Inc.	1.000%	12/20/2021	1.700%	$	1,700	$(61)	$(4)	$0	$(4)
MetLife, Inc.	1.000	12/20/2021	1.230		48,500	(526)	158	37	0

						$(587)	$154	$37	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$54,100	$786	$259	$84	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	62,000	$(4,789)	$(3,330)	$251	$0
Receive	3-Month CAD-Bank Bill *	1.750	12/16/2046		57,500	(1,622)	(928)	334	0
Receive	3-Month USD-LIBOR *	1.500	05/15/2019	$	2,178,000	(7,573)	(6,902)	859	0
Receive	3-Month USD-LIBOR *	1.250	06/21/2019		3,850,000	(11,165)	(1,465)	2,274	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		894,600	(30,921)	(26,236)	717	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,444,600	(60,067)	(67,034)	1,823	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		5,591,500	(246,049)	(51,995)	8,772	0
Receive	3-Month USD-LIBOR *	1.450	06/28/2021		2,854,100	(5,419)	(282)	2,868	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		688,500	(9,222)	103	1,306	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		3,809,200	(252,949)	(263,855)	9,676	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025		118,400	(9,513)	(8,850)	519	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,188,700	(426,098)	(485,518)	20,297	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		337,450	(27,119)	(25,782)	1,726	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		1,153,400	(28,741)	143	6,249	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		8,345,052	(1,921,820)	(2,352,462)	152,388	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		749,100	(132,211)	(117,281)	13,889	0

						$(3,175,278)	$(3,411,674)	$223,948	$0

Total Swap Agreements						$(3,175,079)	$(3,411,261)	$224,069	$(4)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(n)	Securities with an aggregate market value of $1,597,783 and cash of $ 16,500 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange- Traded or Centrally Cleared	$725	$31,736	$224,069	$256,530	$0	$(90,118)	$(4)	$(90,122)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	AUD	104,148	$	78,256	$0	$(1,453)
	10/2016	BRL	2,555,200		666,951	467	(119,212)
	10/2016	CAD	219,780		169,888	2,365	0
	10/2016	DKK	937,860		140,178	0	(1,324)
	10/2016	JPY	19,418,617		192,141	1,346	(777)
	10/2016	$	686,829	BRL	2,555,200	98,866	0
	10/2016		155,677	DKK	1,034,165	355	0
	10/2016		7,310	EUR	6,529	24	0
	11/2016	JPY	9,660,000	$	95,488	93	0
	11/2016	KRW	162,326,104		144,697	72	(2,679)
	11/2016	MYR	309,975		76,681	1,649	0
	11/2016	TWD	1,069,618		33,710	0	(559)
	12/2016	JPY	10,110,000		99,577	0	(455)
	01/2017	DKK	304,499		46,812	665	0
	01/2017	JPY	25,690,000		254,651	146	0
	04/2017	DKK	2,073,685		315,911	994	(737)
	07/2017		306,000		46,940	149	0
BPS	10/2016	BRL	3,248,431		841,708	1,521	(158,670)
	10/2016	CNH	422,832		62,227	0	(1,140)
	10/2016	MXN	10,772,813		546,783	0	(7,777)
	10/2016	$	950,222	BRL	3,248,432	48,764	(130)
	10/2016		107,393	CNH	729,841	1,983	0
	10/2016		7,504	EUR	6,724	49	0
	10/2016		9,990	MXN	191,422	0	(136)
	12/2016	CNH	729,841	$	106,796	0	(2,173)
	01/2017	BRL	1,286,470		323,969	0	(61,029)
	04/2017		917,985		257,251	0	(10,637)
	07/2017		2,374,100		650,917	0	(26,265)
	01/2018		14,509		4,244	269	0
BRC	10/2016	$	104,268	DKK	692,486	212	0
	11/2016		81,107	SGD	110,666	63	0
	07/2017	DKK	692,486	$	105,636	0	(252)
CBK	10/2016	BRL	2,451,200		583,136	0	(170,581)
	10/2016	CAD	653,873		501,436	3,034	0
	10/2016	MXN	2,210,616		112,386	0	(1,411)
	10/2016	$	19,576	AUD	26,104	403	0
	10/2016		740,390	BRL	2,451,200	14,451	(1,125)
	10/2016		166,232	CAD	216,374	19	(1,324)
	11/2016	CAD	115,767	$	88,371	111	0
	11/2016	JPY	63,040,000		627,973	5,359	(231)
	11/2016	KRW	604,069,867		550,715	2,546	0
	11/2016	SGD	142,482		105,821	1,314	0
	12/2016	JPY	170,410,000		1,668,671	0	(16,725)
	01/2017	BRL	1,501,221		451,821	2,556	0
	01/2017	JPY	18,220,000		180,583	81	0
DUB	10/2016	BRL	5,556,835		1,355,241	0	(353,424)
	10/2016	MXN	2,415,715		128,850	4,948	(453)
	10/2016	$	1,709,698	BRL	5,556,835	2,093	(3,126)
	10/2016		160,991	CAD	211,499	220	0
	10/2016		20,590	CNH	137,127	0	(58)
	11/2016	ILS	25,579	$	6,693	0	(139)
	11/2016	SGD	62,089		45,367	0	(174)
	11/2016	$	67,154	SGD	91,544	0	(9)
	12/2016		384,535	CNH	2,629,393	8,073	0

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2017	BRL	897,900	$	210,787	$0	$(57,924)
	04/2017	$	208,824	BRL	710,000	0	(1,630)
	07/2017	BRL	710,000	$	204,140	1,622	0
	10/2017		158,865		43,919	0	(447)
FBF	10/2016	$	10,020	MXN	183,741	0	(561)
	11/2016	KRW	164,621,441	$	148,485	78	(981)
	11/2016	SGD	105,774		78,205	622	0
	11/2016	TWD	373,342		11,744	0	(217)
GLM	10/2016	BRL	855,000		202,287	0	(60,616)
	10/2016	CAD	16,083		12,336	77	0
	10/2016	CNH	919,019		135,289	0	(2,437)
	10/2016	EUR	1,000,000		1,128,608	5,259	0
	10/2016	GBP	300,000		393,151	4,307	0
	10/2016	JPY	144,000		1,398	0	(22)
	10/2016	MXN	46,822		2,465	54	0
	10/2016	$	29,190	AUD	38,696	426	0
	10/2016		263,385	BRL	855,000	0	(482)
	10/2016		466,352	CAD	600,659	484	(8,991)
	10/2016		274,203	CNH	1,874,999	6,789	0
	10/2016		20,077	EUR	17,897	29	(1)
	10/2016		1,529	GBP	1,155	0	(31)
	10/2016		393	MXN	7,718	4	0
	11/2016	GBP	20,000	$	25,971	33	0
	11/2016	KRW	56,392,144		50,329	0	(845)
	11/2016	$	3,601	EUR	3,218	19	0
	11/2016		210,924	JPY	21,138,500	0	(2,218)
	11/2016		60,943	SGD	83,136	35	0
	04/2017	BRL	548,100	$	160,169	222	0
HUS	10/2016		850,000		206,788	0	(54,577)
	10/2016	CNH	2,075,433		314,367	4,378	(1,040)
	10/2016	CNY	32,417		4,846	0	(11)
	10/2016	MXN	1,063,994		53,661	0	(1,111)
	10/2016	$	261,845	BRL	850,000	0	(479)
	10/2016		5,187	CAD	6,687	0	(90)
	10/2016		164,009	CNH	1,093,566	0	(271)
	10/2016		18,243	DKK	121,200	43	0
	10/2016		945,943	EUR	842,786	800	0
	11/2016	EUR	842,786	$	947,089	0	(931)
	11/2016	KRW	84,174,246		76,680	295	0
	11/2016	SGD	67,585		50,000	428	0
	11/2016	TWD	2,027,044		63,657	0	(1,287)
	11/2016	$	130,188	JPY	13,042,100	0	(1,420)
	12/2016	CNH	347,534	$	52,304	416	0
	10/2017	DKK	121,200		18,560	0	(59)
IND	10/2016	BRL	2,037,500		605,959	923	(21,473)
	10/2016	$	628,420	BRL	2,037,500	0	(1,911)
	12/2016	CNH	1,329,100	$	200,000	1,560	0
JPM	10/2016	AUD	297,076		226,630	0	(737)
	10/2016	BRL	5,712,640		1,473,286	644	(283,932)
	10/2016	CAD	602,618		468,292	8,957	0
	10/2016	CNH	210,995		31,140	46	(526)
	10/2016	DKK	788,725		118,446	6	(561)
	10/2016	GBP	220,644		292,475	6,488	0
	10/2016	JPY	6,760,000		64,674	0	(2,064)
	10/2016	MXN	2,143,724		108,661	0	(1,693)
	10/2016	TRY	9,460		3,161	23	0
	10/2016	$	1,616,650	BRL	5,712,640	140,317	(394)
	10/2016		728,903	CAD	947,673	0	(6,558)
	10/2016		36,382	EUR	32,446	69	(3)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2016	$	147,009	GBP	112,758	$0	$(858)
	10/2016		53,237	MXN	1,017,289	0	(869)
	11/2016	GBP	100,000	$	130,177	485	0
	11/2016	JPY	45,870,000		458,780	5,487	0
	11/2016	KRW	392,151,523		352,210	109	(3,761)
	11/2016	SGD	75,131		55,525	418	0
	11/2016	TWD	4,003,032		126,287	0	(1,964)
	11/2016	$	172,524	JPY	17,421,400	0	(518)
	12/2016	CNH	1,448,537	$	217,596	1,297	0
	12/2016	JPY	107,280,000		1,051,345	0	(9,455)
	01/2017	BRL	912,073		264,446	0	(8,508)
	01/2017	JPY	23,470,000		232,537	25	0
	04/2017	BRL	2,885,946		821,795	966	(21,353)
	04/2017	DKK	371,128		57,370	877	0
	07/2017	BRL	965,000		258,035	0	(17,219)
	01/2018	$	4,215	BRL	14,509	0	(240)
MSB	10/2016	BRL	2,947,799	$	773,994	241	(132,662)
	10/2016	GBP	100,000		131,046	1,431	0
	10/2016	$	778,629	BRL	2,947,799	128,161	(375)
	10/2016		18,524	CHF	18,005	10	0
	10/2016		90,034	EUR	79,601	0	(615)
	11/2016	BRL	123,732	$	37,902	179	0
	11/2016	CHF	18,005		18,552	0	(13)
	11/2016	GBP	20,000		25,967	28	0
	11/2016	TWD	750,615		23,582	0	(467)
	12/2016	CNH	148,482		22,318	146	0
	12/2016	MXN	1,985,050		100,000	0	(1,508)
	12/2016	$	5,413	BRL	17,898	0	(1)
	12/2016		200,000	CNH	1,374,100	5,159	0
	01/2017	BRL	1,377,913	$	414,547	2,183	0
	07/2017		282,000		80,652	215	0
NGF	10/2016		1,059,625		303,186	351	(22,988)
	10/2016	$	250,000	BRL	1,059,625	75,823	0
	04/2017	BRL	1,001,000	$	292,851	738	0
SCX	10/2016	AUD	167,795		128,422	0	0
	10/2016	BRL	3,730,940		1,149,325	2,103	0
	10/2016	CAD	408,562		311,855	437	0
	10/2016	CHF	18,005		18,684	150	0
	10/2016	CNH	527,435		80,666	1,624	0
	10/2016	GBP	300,000		393,175	4,330	0
	10/2016	$	1,135,260	BRL	3,730,940	13,819	(1,857)
	10/2016		92,145	CNH	615,756	134	0
	10/2016		106,039	GBP	79,896	0	(2,482)
	10/2016		127,171	JPY	12,806,117	0	(884)
	11/2016	GBP	300,000	$	389,308	232	0
	11/2016	JPY	12,806,117		127,325	887	0
	11/2016	KRW	470,795,055		423,614	0	(3,614)
	11/2016	MYR	445,556		109,401	1,551	0
	11/2016	SGD	762,886		565,826	6,269	0
	11/2016	THB	372,860		10,717	0	(38)
	11/2016	TWD	6,707,916		209,914	0	(4,998)
	11/2016	$	1,820,908	JPY	183,238,000	0	(11,756)
	11/2016		74,687	SGD	101,502	0	(238)
	04/2017	BRL	2,229,600	$	636,410	0	(14,235)
	10/2017		1,452,300		394,668	0	(10,921)
SOG	10/2016		1,050,000		286,503	338	(36,698)
	10/2016	$	250,000	BRL	1,050,000	72,863	0
	11/2016	KRW	167,190,347	$	150,270	0	(1,449)

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2016	SGD	747,853	$	556,443	$7,912	$0
	11/2016	$	96,436	KRW	107,887,775	1,468	0
SSB	01/2017	DKK	306,408	$	46,867	430	0
TOR	10/2016	BRL	1,566,147		405,231	274	(76,616)
	10/2016	$	446,346	BRL	1,566,147	37,247	(2,020)
	01/2017	BRL	534,500	$	128,279	0	(31,679)
	04/2017		1,040,900		305,784	2,027	0
UAG	10/2016		373,550		91,680	0	(23,182)
	10/2016	CAD	17,457		13,195	0	(111)
	10/2016	CNH	317,572		48,403	811	0
	10/2016	JPY	183,500		1,790	0	(20)
	10/2016	$	115,073	BRL	373,550	0	(210)
	10/2016		9,339	CAD	12,082	0	(129)
	10/2016		15,657	EUR	14,017	89	0
	10/2016		11,268	RUB	731,636	348	0
	11/2016	AUD	504,219	$	382,620	0	(3,049)
	11/2016	JPY	229,690,000		2,296,577	27,015	0
	11/2016	KRW	297,466,492		270,236	976	(679)
	11/2016	MYR	180,099		44,458	864	0
	11/2016	PHP	257,099		5,444	132	0
	11/2016	TWD	3,229,315		101,471	0	(1,991)
	11/2016	$	6,391	INR	432,804	75	0
	12/2016	JPY	60,360,000	$	595,378	0	(1,624)

Total Forward Foreign Currency Contracts						$799,447	$(1,916,570)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	12/21/2016	$	1,091,500	$9,174	$2,064
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018		184,000	19,530	3,992
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018		154,200	15,081	3,291
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018		1,384,800	19,664	26,606
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		929,800	7,839	1,518
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		1,170,900	10,340	2,214
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017		136,300	9,268	570
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018		292,500	28,968	6,607

								$119,864	$46,862

Total Purchased Options								$119,864	$46,862

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$253,100	$(13,228)	$(1,797)
	Call - OTC USD versus MXN	MXN	20.500	10/26/2016	185,800	(1,973)	(653)
JPM	Call - OTC USD versus MXN		20.500	10/26/2016	118,800	(1,230)	(418)

						$(16,431)	$(2,868)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(61)
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(186)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(39)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(183)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(22)
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(46)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(73)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(38)

						$(71,048)	$(648)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$2,183,000	$(9,190)	$(824)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,489,600	(34,724)	(4,212)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	1,384,800	(7,201)	(6,833)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	1,384,800	(12,532)	(15,325)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	1,859,600	(7,926)	(496)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016	2,341,800	(10,370)	(884)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	600,400	(9,306)	(279)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(3,639)

							$(119,966)	$(32,492)

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae 3.000% due 11/01/2046	$	102.781	11/07/2016	$ 250,000	$(586)	$(229)
	Call - OTC Fannie Mae 3.000% due 11/01/2046		103.781	11/07/2016	250,000	(469)	(845)
JPM	Put - OTC Fannie Mae 3.000% due 11/01/2046		102.719	11/07/2016	110,000	(249)	(91)
	Put - OTC Fannie Mae 3.000% due 11/01/2046		102.813	11/07/2016	179,000	(399)	(173)
	Call - OTC Fannie Mae 3.000% due 11/01/2046		103.719	11/07/2016	110,000	(210)	(407)
	Call - OTC Fannie Mae 3.000% due 11/01/2046		103.813	11/07/2016	179,000	(343)	(577)

						$(2,256)	$(2,322)

Total Written Options						$(209,701)	$(38,330)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		21,230		163,084		(53)		(112,363)		(71,898)		0
Notional Amount in $	$	45,339,000	$	24,079,700	$	(2,658,400)	$	(37,045,300)	$	(7,610,700)	$	22,104,300
Notional Amount in AUD	AUD	760,110	AUD	7,323,300	AUD	(252,300)	AUD	(6,418,100)	AUD	(1,413,010)	AUD	0
Notional Amount in EUR	EUR	5,483,500	EUR	2,489,400	EUR	(1,333,400)	EUR	(4,966,300)	EUR	(1,673,200)	EUR	0
Notional Amount in GBP	GBP	0	GBP	1,506,250	GBP	(473,150)	GBP	(1,033,100)	GBP	0	GBP	0
Premiums	$	(340,736)	$	(240,952)	$	41,109	$	252,375	$	78,503	$	(209,701)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
JPM	Kinder Morgan Energy Partners LP	(1.000)%	03/20/2020	0.926%	$ 2,200	$150	$(156)	$0	$(6)
MYC	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	0.693	1,400	60	(71)	0	(11)

						$210	$(227)	$0	$(17)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	0.558%	$	11,000	$(167)	$182	$15	$0
	Brazil Government International Bond	1.000	03/20/2017	0.558		8,600	(75)	96	21	0
	Citigroup, Inc.	1.000	12/20/2020	0.701		2,100	(4)	30	26	0
	Colombia Government International Bond	1.000	06/20/2019	0.913		28,400	239	(162)	77	0
	Mexico Government International Bond	1.000	12/20/2016	0.408		20,000	192	(158)	34	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		25,000	(358)	484	126	0
	Mexico Government International Bond	1.000	12/20/2018	0.791		171,300	(250)	1,100	850	0
	Mexico Government International Bond	1.000	09/20/2020	1.305		43,700	(1,152)	656	0	(496)
	Morgan Stanley	1.000	12/20/2020	0.805		35,000	(59)	351	292	0
	Tesco PLC	1.000	12/20/2020	1.747	EUR	5,000	(549)	378	0	(171)
	Tesco PLC	1.000	06/20/2021	1.975		2,200	(224)	115	0	(109)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		93,600	(675)	876	201	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		50,000	(1,042)	1,510	468	0
BPS	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843	$	40,000	(149)	420	271	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		19,500	(280)	379	99	0
	Morgan Stanley	1.000	12/20/2020	0.805		9,800	(14)	96	82	0
	Petrobras Global Finance BV	1.000	06/20/2018	2.255		2,900	(419)	358	0	(61)
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		47,700	(5,272)	1,473	0	(3,799)
	Petrobras Global Finance BV	1.000	03/20/2020	3.870		1,800	(276)	110	0	(166)
	Petrobras Global Finance BV	1.000	09/20/2020	4.241		10,000	(2,119)	946	0	(1,173)
	Tesco PLC	1.000	06/20/2021	1.975	EUR	8,300	(775)	363	0	(412)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		6,800	(90)	105	15	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		39,000	(878)	1,243	365	0
BRC	Berkshire Hathaway, Inc.	1.000	09/20/2021	0.819	$	20,000	229	(48)	181	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.179		37,000	(1,080)	651	0	(429)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.222		15,000	193	(423)	0	(230)
	Brazil Government International Bond	1.000	12/20/2016	0.558		26,900	(895)	931	36	0
	Citigroup, Inc.	1.000	12/20/2020	0.701		16,100	(7)	210	203	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		20,000	69	66	135	0
	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.947		7,300	(68)	88	20	0
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		37,500	(3,980)	3,441	0	(539)
	Kinder Morgan, Inc.	1.000	06/20/2021	1.563		8,300	(951)	745	0	(206)
	Mexico Government International Bond	1.000	09/20/2017	0.518		5,000	(112)	137	25	0

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Mexico Government International Bond	1.000%	12/20/2018	0.791%	$	88,200	$(219)	$656	$437	$0
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		8,300	(1,479)	818	0	(661)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	35,000	(3,410)	2,213	0	(1,197)
	Tesco PLC	1.000	06/20/2021	1.975		20,100	(2,025)	1,027	0	(998)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		4,500	(45)	55	10	0
	Volkswagen International Finance NV	1.000	03/20/2017	0.311		23,900	256	(158)	98	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		67,500	(1,430)	2,062	632	0
CBK	Brazil Government International Bond	1.000	12/20/2016	0.558	$	15,000	(174)	194	20	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.210		10,000	23	(163)	0	(140)
	Devon Energy Corp.	1.000	12/20/2020	1.565		11,700	(2,036)	1,774	0	(262)
	Exelon Generation Co. LLC	1.000	12/20/2020	1.421		11,500	(953)	761	0	(192)
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.152		10,000	0	49	49	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		23,500	81	78	159	0
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		7,000	(825)	725	0	(100)
	Mexico Government International Bond	1.000	12/20/2016	0.408		36,000	(654)	715	61	0
	Morgan Stanley	1.000	12/20/2020	0.805		20,000	(49)	216	167	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.524		15,000	299	(101)	198	0
	Tesco PLC	1.000	12/20/2020	1.747	EUR	9,700	(1,028)	696	0	(332)
	Volkswagen International Finance NV	1.000	03/20/2017	0.311		7,000	78	(49)	29	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		32,400	(717)	1,020	303	0
	Volkswagen International Finance NV	1.000	06/20/2021	1.060		23,800	(521)	456	0	(65)
DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.179	$	10,000	8	(124)	0	(116)
	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.201		15,000	(251)	49	0	(202)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.222		75,000	(319)	(833)	0	(1,152)
	Brazil Government International Bond	1.000	12/20/2016	0.558		15,400	(279)	300	21	0
	Colombia Government International Bond	1.000	06/20/2019	0.913		45,000	287	(166)	121	0
	Mexico Government International Bond	1.000	12/20/2016	0.408		25,000	(871)	913	42	0
	Mexico Government International Bond	1.000	03/20/2017	0.408		15,000	(165)	212	47	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		46,700	(762)	998	236	0
	Mexico Government International Bond	1.000	03/20/2019	0.884		5,200	15	2	17	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.524		21,100	435	(157)	278	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Goldman Sachs Group, Inc.	1.000%	12/20/2020	0.843%	$	11,500	$(43)	$121	$78	$0
	MetLife, Inc.	1.000	12/20/2020	0.924		8,800	13	18	31	0
	Mexico Government International Bond	1.000	12/20/2016	0.408		15,000	127	(102)	25	0
	Morgan Stanley	1.000	12/20/2020	0.805		25,000	(49)	258	209	0
	Tesco PLC	1.000	12/20/2020	1.747	EUR	10,000	(1,036)	694	0	(342)
GST	Bank of America Corp.	1.000	12/20/2020	0.692	$	40,000	128	391	519	0
	Brazil Government International Bond	1.000	12/20/2016	0.558		56,500	(875)	951	76	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.210		85,000	261	(1,447)	0	(1,186)
	Citigroup, Inc.	1.000	12/20/2020	0.701		40,000	47	458	505	0
	Devon Energy Corp.	1.000	12/20/2020	1.565		30,000	(4,135)	3,464	0	(671)
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		10,000	(944)	800	0	(144)
	MetLife, Inc.	1.000	06/20/2021	1.094		25,200	(429)	331	0	(98)
	Mexico Government International Bond	1.000	06/20/2017	0.453		3,300	(108)	122	14	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		10,000	(143)	194	51	0
	Morgan Stanley	1.000	12/20/2020	0.805		12,700	(47)	153	106	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.881		10,000	102	(14)	88	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		11,400	(1,214)	306	0	(908)
	Petrobras Global Finance BV	1.000	03/20/2020	3.870		100	(16)	7	0	(9)
	Petrobras Global Finance BV	1.000	09/20/2020	4.241		10,000	(2,156)	983	0	(1,173)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	12,000	(1,127)	717	0	(410)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	3.640	$	2,400	(221)	30	0	(191)
	Petrobras Global Finance BV	1.000	03/20/2020	3.870		5,200	(949)	468	0	(481)
	U.S. Treasury Notes	0.250	12/20/2018	0.188	EUR	25,000	(86)	128	42	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.558	$	24,400	(390)	423	33	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		69,900	(132)	605	473	0
	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.947		22,500	(26)	88	62	0
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		17,500	(2,219)	1,968	0	(251)
	Kinder Morgan, Inc.	1.000	06/20/2021	1.563		4,000	(371)	272	0	(99)
	Mexico Government International Bond	1.000	12/20/2016	0.408		25,000	(889)	931	42	0
	Mexico Government International Bond	1.000	06/20/2017	0.453		400	(13)	15	2	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		25,000	(332)	458	126	0
	Morgan Stanley	1.000	12/20/2020	0.805		50,000	0	417	417	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		8,800	(993)	292	0	(701)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	10,000	(952)	610	0	(342)
	Tesco PLC	1.000	06/20/2021	1.975		3,800	(374)	185	0	(189)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		5,500	(53)	65	12	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		25,000	(465)	699	234	0

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MBC	Mexico Government International Bond	1.000%	12/20/2016	0.408%	$	39,900	$630	$(563)	$67	$0
	Mexico Government International Bond	1.000	06/20/2017	0.453		11,700	209	(158)	51	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		48,500	857	(612)	245	0
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	1.545		30,100	(4,349)	3,702	0	(647)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.210		10,000	15	(155)	0	(140)
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		5,000	(17)	51	34	0
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		23,000	(3,789)	3,459	0	(330)
	MetLife, Inc.	1.000	12/20/2020	0.924		15,000	74	(22)	52	0
	Mexico Government International Bond	1.000	03/20/2017	0.408		5,000	(55)	71	16	0
	Mexico Government International Bond	1.000	06/20/2017	0.453		10,600	(356)	402	46	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		25,000	(332)	459	127	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		94,500	(8,746)	1,220	0	(7,526)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	20,000	(2,035)	1,351	0	(684)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		15,000	(150)	182	32	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		25,000	(537)	771	234	0
UAG	Mexico Government International Bond	1.000	09/20/2017	0.518	$	10,000	(135)	186	51	0

							$(76,553)	$57,390	$10,567	$(29,730)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$20,493	$(4,524)	$1,376	$0	$(3,148)
CBK	MCDX-25 5-Year Index	1.000	12/20/2020	70,750	(131)	893	762	0
	MCDX-26 5-Year Index	1.000	06/20/2021	185,550	479	1,069	1,548	0
DUB	CMBX.NA.AAA.8 Index	0.500	10/17/2057	413,100	(24,212)	14,202	0	(10,010)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	32,200	(3,452)	783	0	(2,669)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	1,000	(68)	44	0	(24)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	8,800	(832)	47	0	(785)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	13,500	(1,758)	639	0	(1,119)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063	124,876	(5,305)	4,329	0	(976)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	18,300	(825)	531	0	(294)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	272,043	(15,021)	8,429	0	(6,592)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	98,100	(4,956)	1,361	0	(3,595)
	MCDX-25 5-Year Index	1.000	12/20/2020	201,800	(373)	2,546	2,173	0
	MCDX-26 5-Year Index	1.000	06/20/2021	87,000	208	518	726	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
								Asset	Liability
JPS	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$	42,500	$(1,790)	$1,106	$0	$(684)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057		497,600	(29,829)	17,772	0	(12,057)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058		7,600	(315)	36	0	(279)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		20,300	(1,824)	13	0	(1,811)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		45,900	(5,281)	1,477	0	(3,804)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058		10,000	(1,951)	248	0	(1,703)
MEI	CMBX.NA.AAA.7 Index	0.500	01/17/2047		74,000	(3,879)	2,690	0	(1,189)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057		46,900	(2,650)	1,514	0	(1,136)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		8,200	(846)	167	0	(679)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049		64,948	(446)	369	0	(77)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057		57,000	(2,868)	1,487	0	(1,381)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058		8,400	(350)	42	0	(308)

						$(112,799)	$63,688	$5,209	$(54,320)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	3-Month USD-CPURNSA	2.660%	08/19/2029	$	100,000	$0	$16,052	$16,052	$0
DUB	Receive	3-Month USD-CPURNSA	2.660	08/19/2029		100,000	(13,100)	(2,952)	0	(16,052)

							$(13,100)	$13,100	$16,052	$(16,052)

Total Swap Agreements							$(202,242)	$133,951	$31,828	$(100,119)

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(p)	Securities with an aggregate market value of $1,330,247 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Deriva- tives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$107,191	$0	$2,110	$109,301	$(127,196)	$0	$(776)	$(127,972)	$(18,671)	$19,481	$810
BPS	52,586	0	832	53,418	(267,957)	0	(5,611)	(273,568)	(220,150)	224,838	4,688
BRC	275	0	1,777	2,052	(252)	0	(7,408)	(7,660)	(5,608)	5,912	304
CBK	29,874	2,064	19,348	51,286	(191,397)	(1,293)	(1,091)	(193,781)	(142,495)	150,071	7,576
DUB	16,956	0	762	17,718	(417,384)	(68)	(30,201)	(447,653)	(429,935)	434,138	4,203
FBF	700	0	343	1,043	(1,759)	(2,450)	(2,270)	(6,479)	(5,436)	5,988	552
GLM	17,738	7,283	0	25,021	(75,643)	(4,212)	0	(79,855)	(54,834)	57,551	2,717
GSC	0	0	0	0	0	(1,074)	0	(1,074)	(1,074)	1,137	63
GST	0	0	4,258	4,258	0	0	(16,056)	(16,056)	(11,798)	11,222	(576)
HUS	6,360	0	42	6,402	(61,276)	0	(672)	(61,948)	(55,546)	55,584	38
IND	2,483	0	0	2,483	(23,384)	0	0	(23,384)	(20,901)	18,495	(2,406)
JPM	166,214	26,606	1,401	194,221	(361,213)	(23,935)	(1,588)	(386,736)	(192,515)	203,267	10,752
JPS	0	0	0	0	0	0	(20,338)	(20,338)	(20,338)	21,909	1,571
MBC	0	0	363	363	0	0	0	0	363	(310)	53
MEI	0	0	0	0	0	0	(3,004)	(3,004)	(3,004)	3,126	122
MSB	137,753	0	0	137,753	(135,641)	0	0	(135,641)	2,112	(990)	1,122
MYC	0	10,909	541	11,450	0	(5,298)	(11,104)	(16,402)	(4,952)	4,501	(451)
NGF	76,912	0	0	76,912	(22,988)	0	0	(22,988)	53,924	(53,286)	638
RYL	0	0	0	0	0	0	0	0	0	(5)	(5)
SCX	31,536	0	0	31,536	(51,023)	0	0	(51,023)	(19,487)	27,338	7,851
SOG	82,581	0	0	82,581	(38,147)	0	0	(38,147)	44,434	(44,117)	317
SSB	430	0	0	430	0	0	0	0	430	(380)	50
TOR	39,548	0	0	39,548	(110,315)	0	0	(110,315)	(70,767)	72,449	1,682
UAG	30,310	0	51	30,361	(30,995)	0	0	(30,995)	(634)	5,618	4,984

Total Over the Counter	$799,447	$46,862	$31,828	$878,137	$(1,916,570)	$(38,330)	$(100,119)	$(2,055,019)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$725	$725
Futures	0	0	0	0	31,736	31,736
Swap Agreements	0	121	0	0	223,948	224,069

	$0	$121	$0	$0	$256,409	$256,530

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$799,447	$0	$799,447
Purchased Options	0	0	0	0	46,862	46,862
Swap Agreements	0	15,776	0	0	16,052	31,828

	$0	$15,776	$0	$799,447	$62,914	$878,137

	$0	$15,897	$0	$799,447	$319,323	$1,134,667

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$90,118	$90,118
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$0	$90,118	$90,122

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,916,570	$0	$1,916,570
Written Options	0	0	0	2,868	35,462	38,330
Swap Agreements	0	84,067	0	0	16,052	100,119

	$0	$84,067	$0	$1,919,438	$51,514	$2,055,019

	$0	$84,071	$0	$1,919,438	$141,632	$2,145,141

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1,982)	$(1,982)
Written Options	0	0	0	0	36,780	36,780
Futures	0	0	0	0	109,361	109,361
Swap Agreements	0	144,770	0	0	(783,569)	(638,799)

	$0	$144,770	$0	$0	$(639,410)	$(494,640)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,640,037	$0	$1,640,037
Purchased Options	0	0	0	0	(68,792)	(68,792)
Written Options	0	9,387	3	150,430	79,100	238,920
Swap Agreements	0	42,869	0	7,259	2,562	52,690

	$0	$52,256	$3	$1,797,726	$12,870	$1,862,855

	$0	$197,026	$3	$1,797,726	$(626,540)	$1,368,215

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(154)	$(154)
Written Options	0	0	0	0	(1,047)	(1,047)
Futures	0	0	0	0	(61,510)	(61,510)
Swap Agreements	0	(1,266)	0	0	(521,168)	(522,434)

	$0	$(1,266)	$0	$0	$(583,879)	$(585,145)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,370,543)	$0	$(2,370,543)
Purchased Options	0	0	0	0	24,087	24,087
Written Options	0	(7,033)	0	31,577	(25,888)	(1,344)
Swap Agreements	0	99,895	0	0	(6,632)	93,263

	$0	$92,862	$0	$(2,338,966)	$(8,433)	$(2,254,537)

	$0	$91,596	$0	$(2,338,966)	$(592,312)	$(2,839,682)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$150,927	$0	$150,927
Corporate Bonds & Notes
Banking & Finance	0	15,048,273	330,129	15,378,402
Industrials	0	2,704,711	15,897	2,720,608
Utilities	0	593,588	0	593,588
Municipal Bonds & Notes
California	0	1,343,514	0	1,343,514
Connecticut	0	200	0	200
Georgia	0	106,278	0	106,278
Illinois	0	472,755	0	472,755
Iowa	0	26,837	0	26,837
Louisiana	0	11,319	0	11,319
Massachusetts	0	22,426	0	22,426
Michigan	0	276	0	276
Nebraska	0	12,847	0	12,847
Nevada	0	4,359	0	4,359
New Jersey	0	3,329	0	3,329
New York	0	110,912	0	110,912
Ohio	0	350,422	0	350,422
Pennsylvania	0	60,959	0	60,959
Rhode Island	0	194	0	194
Texas	0	95,757	0	95,757
Utah	0	903	0	903
Washington	0	434	0	434
West Virginia	0	130,902	0	130,902
U.S. Government Agencies	0	38,434,090	7,691	38,441,781
U.S. Treasury Obligations	0	39,016,537	0	39,016,537
Non-Agency Mortgage-Backed Securities	0	7,157,818	87,878	7,245,696
Asset-Backed Securities	0	3,987,927	124,332	4,112,259
Sovereign Issues	0	6,640,490	0	6,640,490

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Common Stocks
Consumer Discretionary	$78	$0	$0	$78
Preferred Securities
Banking & Finance	1,131	4,230	0	5,361
Short-Term Instruments
Certificates of Deposit	0	2,224,835	0	2,224,835
Commercial Paper	0	317,086	0	317,086
Short-Term Notes	0	532,139	0	532,139
Japan Treasury Bills	0	7,671,125	0	7,671,125
U.S. Treasury Bills	0	307,018	0	307,018
	$1,209	$127,545,417	$565,927	$128,112,553

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$311,591	$0	$0	$311,591
Total Investments	$312,800	$127,545,417	$565,927	$128,424,144

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(38,188)	$0	$(38,188)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	31,736	224,794	0	256,530
Over the counter	0	878,137	0	878,137
	$31,736	$1,102,931	$0	$1,134,667

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(90,118)	(4)	0	(90,122)
Over the counter	0	(2,055,019)	0	(2,055,019)
	$(90,118)	$(2,055,023)	$0	$(2,145,141)
Totals	$254,418	$126,555,137	$565,927	$127,375,482

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$21	$0	$(21)	$0	$0	$0	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	310,268	120	(380)	(14)	20	3,537	16,578	0	330,129	3,570
Industrials	2,366	0	(948)	0	(342)	299	14,522	0	15,897	(8)
U.S. Government Agencies	87,618	231	(1,840)	(9)	(19)	1,972	0	(80,262)	7,691	14
Non-Agency Mortgage-Backed Securities	97,254	0	(9,040)	(55)	(898)	617	0	0	87,878	(197)
Asset-Backed Securities	35,402	124,296	(297)	0	0	113	0	(35,182)	124,332	36

	$532,929	$124,647	$(12,526)	$(78)	$(1,239)	$6,538	$31,100	$(115,444)	$565,927	$3,415

Financial Derivative Instruments - Assets
Over the counter	$139	$0	$0	$0	$0	$(139)	$0	$0	$0	$0

Totals	$533,068	$124,647	$(12,526)	$(78)	$(1,239)	$6,399	$31,100	$(115,444)	$565,927	$3,415

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$16,578	Indicative Market Quotation	Broker Quote	23.50
	50	Other Valuation Techniques (3)	—	—
	313,501	Proxy Pricing	Base Price	99.75-113.75
Industrials	15,897	Third Party Vendor	Broker Quote	103.50-115.00
U.S. Government Agencies	7,691	Proxy Pricing	Base Price	95.50-100.00
Non-Agency Mortgage-Backed Securities	82	Proxy Pricing	Base Price	80.86-97.95
	87,796	Third Party Vendor	Broker Quote	75.75-100.68
Asset-Backed Securities	124,332	Proxy Pricing	Base Price	100.00

Total	$565,927

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	47

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities

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denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have

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Notes to Financial Statements (Cont.)

been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes

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obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

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Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

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methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates

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Notes to Financial Statements (Cont.)

from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the

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Notes to Financial Statements (Cont.)

transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$3,893,236	$28,989,729	$(32,571,901)	$1,611	$(1,084)	$311,591	$5,669	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it

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acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities.

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Notes to Financial Statements (Cont.)

Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt

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sale at an acceptable price may be difficult to achieve. Restricted securities held by the Fund at September 30, 2016 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is

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Notes to Financial Statements (Cont.)

described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee

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for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or

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Notes to Financial Statements (Cont.)

select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date.

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These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  The Fund may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized

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Notes to Financial Statements (Cont.)

gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

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If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and

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Notes to Financial Statements (Cont.)

credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non U.S.) currency, equity and commodity risks.

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Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may

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Notes to Financial Statements (Cont.)

decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions,

68	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2016

and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	69

Notes to Financial Statements (Cont.)

the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Supervisory and Administrative Fee
Institutional Class	0.21%
Class P	0.31%
Administrative Class	0.21%
Class D	0.25%
Class A	0.35%
Class C	0.35%
Class R	0.35%

70	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2016

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	71

Notes to Financial Statements (Cont.)

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$264,094	$580,794

72	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2016

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands):

U S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$246,013,323	$239,983,375	$6,627,027	$7,191,458

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	568,352	$5,846,750	1,473,103	$15,561,304
Class P	50,771	520,364	132,699	1,375,431
Administrative Class	37,505	385,224	160,326	1,698,838
Class D	27,229	279,983	69,144	724,407
Class A	42,121	432,849	108,435	1,130,224
Class C	8,236	84,646	23,992	248,612
Class R	9,224	94,757	19,767	206,459

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	73

Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount

Issued as reinvestment of distributions
Institutional Class	80,547	$829,645	371,378	$3,809,865
Class P	4,722	48,636	21,362	219,257
Administrative Class	7,524	77,464	46,403	476,962
Class D	6,942	71,490	36,498	374,364
Class A	8,068	83,085	46,197	474,313
Class C	2,782	28,647	18,049	184,580
Class R	1,559	16,055	9,001	92,245

Cost of shares redeemed
Institutional Class	(809,753)	(8,327,942)	(2,402,990)	(25,277,491)
Class P	(122,407)	(1,254,733)	(246,682)	(2,591,956)
Administrative Class	(182,215)	(1,871,476)	(1,084,466)	(11,564,941)
Class D	(80,372)	(825,924)	(219,964)	(2,303,039)
Class A	(155,346)	(1,599,469)	(503,162)	(5,281,016)
Class C	(43,931)	(451,421)	(121,869)	(1,275,048)
Class R	(22,432)	(230,594)	(72,468)	(759,933)
Net increase (decrease) resulting from Fund share transactions	(560,874)	$(5,761,964)	(2,115,247)	$(22,476,563)

13. REGULATORY AND LITIGATION MATTERS

On December 31, 2014, a lawsuit was filed in the United States District Court for the Western District of Washington by Robert Kenny, an investor in the PIMCO Total Return Fund, against PIMCO and the Distributor (collectively, the
“PIMCO 36(b) Parties”). The complaint purports to be brought derivatively on behalf of the PIMCO Total Return Fund, and alleges that the PIMCO 36(b) Parties violated Section 36(b) of the Investment Company Act of 1940 by receiving excessive compensation from the PIMCO Total Return Fund. The plaintiff seeks injunctive and declaratory relief; rescission of the investment advisory, supervisory and administrative and distribution agreements; recovery of fees paid to the PIMCO 36(b) Parties by the PIMCO Total Return Fund for the period beginning one year prior to the filing of the complaint through trial; and reduced fees going forward. In March of 2015, the PIMCO 36(b) Parties moved to dismiss the case and on August 26, 2015 the motion was denied. On September 23, 2015, the PIMCO 36(b) Parties answered the complaint and moved to the discovery phase. On December 31, 2015, the plaintiff filed an anniversary complaint containing allegations nearly identical to the original complaint. On March 21, 2016, the PIMCO 36(b) Parties moved to dismiss the anniversary complaint. In response, the plaintiff filed a motion for judgment on the pleadings seeking a ruling that the damages period in the original complaint would be ongoing. On August 15, 2016, the plaintiff’s motion was granted and the parties stipulated to dismissal of the anniversary complaint.

On January 28, 2015, a purported class action lawsuit was filed in the United States District Court for the Central District of California by William Hampton, an investor in the PIMCO Total Return Fund, against PIMCO, the Distributor and the PIMCO Total Return Fund. As originally filed, the complaint alleged that the named defendants violated Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder due to alleged misrepresentations in connection with the management of the PIMCO Total Return Fund and sought compensatory damages, pre-judgment and post-judgment interest, and extraordinary, equitable and/or injunctive relief as permitted by law. On

74	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2016

July 6, 2015, the plaintiff filed an amended complaint, which superseded the original filing and principally alleged that the PIMCO Total Return Fund improperly invested in emerging markets in excess of its prospectus guidelines, and added as additional parties the PIMCO Funds trust and those persons who served as trustees (the “Named Trustees”) to PIMCO Funds during the relevant period (PIMCO, PIMCO Funds and the Named Trustees are collectively referred to herein as the “PIMCO Class Action Parties”). The Distributor and the PIMCO Total Return Fund were no longer named as defendants. The amended complaint asserted claims for breach of contract against the PIMCO Funds trust, breach of trust and breach of the covenant of good faith and fair dealing against the Named Trustees, and aiding and abetting breaches of trust and/or fiduciary duty against PIMCO, and principally sought in relief unspecified damages, interest, a reduction and/or denial of compensation to the Named Trustees, suspension and/or removal of the Named Trustees, and other equitable and/ or injunctive relief. On November 2, 2015, the United States District Court for the Central District of California granted the PIMCO Class Action Parties’ motion to dismiss, and each of the causes of action was dismissed with prejudice. On November 30, 2015, the plaintiff filed a notice of appeal of the order granting the PIMCO Class Action Parties’ motion to dismiss with the United States Court of Appeals for the Ninth Circuit. On May 9, 2016, the plaintiff filed an opening brief in the appeal. On July 8, 2016, defendants (including the Trust) filed an opposition and briefing closed on August 22, 2016.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

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Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2016

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term
$0	$197,087
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$124,208,755	$4,737,506	$(522,117)	$4,215,389
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

76	PIMCO TOTAL RETURN FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
BOM	Bank of Montreal	JPS	JPMorgan Securities, Inc.
BOS	Banc of America Securities LLC	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MEI	Merrill Lynch International
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
BSN	Bank of Nova Scotia	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
CFR	Credit Suisse Securities (Europe) Ltd.	NOM	Nomura Securities International, Inc.
COM	Commerz Bank AG	RDR	RBC Capital Markets
DBL	Deutsche Bank AG London	RYL	Royal Bank of Scotland Group PLC
DEU	Deutsche Bank Securities, Inc.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	SGY	Societe Generale, New York
FBF	Credit Suisse International	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GRE	RBS Securities, Inc.	TDM	TD Securities (USA) LLC
GSC	Goldman Sachs & Co.	TOR	Toronto Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.	UBS	UBS Securities LLC
IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CNH	Chinese Renminbi (Offshore)	PHP	Philippine Peso
CNY	Chinese Renminbi (Mainland)	RUB	Russian Ruble
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish New Lira
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	77

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the

78	PIMCO TOTAL RETURN FUND

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fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and

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promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

80	PIMCO TOTAL RETURN FUND

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Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and

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Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability

82	PIMCO TOTAL RETURN FUND

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to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be

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managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of

84	PIMCO TOTAL RETURN FUND

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Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception,

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had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received

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reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4016SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

PIMCO TRENDS Managed Futures Strategy Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Chairman’s Letter (Cont.)

■

Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

The PIMCO TRENDS Managed Futures Strategy Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, issuer non-diversification risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, short sale risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1.00% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	—	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO TRENDS Managed Futures Strategy Fund

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	Fund Inception (12/31/13)
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	(2.85)%	(2.49)%	4.81%
PIMCO TRENDS Managed Futures Strategy Fund Class P	(2.95)%	(2.71)%	4.64%
PIMCO TRENDS Managed Futures Strategy Fund Administrative Class	(2.96)%	(2.78)%	4.55%
PIMCO TRENDS Managed Futures Strategy Fund Class D	(3.07)%	(2.91)%	4.41%
PIMCO TRENDS Managed Futures Strategy Fund Class A	(3.06)%	(2.87)%	4.43%
PIMCO TRENDS Managed Futures Strategy Fund Class A (adjusted)	(8.39)%	(8.23)%	2.31%
PIMCO TRENDS Managed Futures Strategy Fund Class C	(3.40)%	(3.63)%	3.64%
PIMCO TRENDS Managed Futures Strategy Fund Class C (adjusted)	(4.36)%	(4.56)%	3.64%
3 Month USD LIBOR Index	0.32%	0.55%	0.36%
Lipper Alternative Managed Futures Funds Average	(0.29)%	(0.09)%	3.57%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented, are 1.46% for the Institutional Class shares, 1.56% for Class P shares, 1.71% for Administrative Class shares, 1.86% for Class D shares, 1.86% for Class A shares and 2.61% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Institutional Class - PQTIX	Class P - PQTPX	Administrative Class - PQTOX	Class D - PQTDX
Class A - PQTAX	Class C - PQTCX

Allocation Breakdown as of 09/30/2016†§

Corporate Bonds & Notes	59.9%
Short-Term Instruments‡	12.0%
Sovereign Issues	10.3%
Asset-Backed Securities	7.8%
U.S. Government Agencies	7.1%
Other	2.9%

†	% of Investments, at value.
‡	Includes Central Funds used for Cash Management Purposes.
§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Investment Objective and Strategy Overview

PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management, by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities. The Fund’s investment strategy represents a composite of financial and commodity futures designed to provide exposure to global financial market and commodity price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices. When making allocation decisions for the strategy, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. PIMCO uses these qualitative and quantitative factors to help determine the Fund’s target asset allocation and to identify potentially attractive relative value and risk hedging strategies. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Long positions in Canadian, European and British duration, which rallied, contributed to performance.

»	Long positions in the Brazilian real contributed to performance, as the currency appreciated against the U.S. dollar.

»	Long positions in Canadian equities, which rallied, contributed to performance.

»	The collateral portfolio contributed to returns, driven by gains from short-term U.S. corporate bonds.

»	Positions in U.S. and Japanese interest rates detracted from performance as a result of sharp reversals in these markets counter to our positioning in these markets.

»

Positions in the Australian dollar, the Canadian dollar, the euro and the British pound detracted from performance, as these currencies experienced reversals counter to our positioning in these markets.

»	Positions in Australian, European, Japanese and U.S. equities detracted from performance, as global equities experienced multiple reversals counter to our positioning in these markets.

»	Positions in copper detracted from performance, as a result of sharp reversals counter to our positioning in this market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

Expense Example PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$971.50	$5.80	$1,000.00	$1,019.46	$5.94	1.16%
Class P	1,000.00	970.50	6.29	1,000.00	1,018.96	6.45	1.26
Administrative Class	1,000.00	970.40	7.04	1,000.00	1,018.20	7.21	1.41
Class D	1,000.00	969.30	7.79	1,000.00	1,017.44	7.98	1.56
Class A	1,000.00	969.40	7.79	1,000.00	1,017.44	7.98	1.56
Class C	1,000.00	966.00	11.51	1,000.00	1,013.63	11.79	2.31

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Benchmark Descriptions

Index*	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Financial Highlights PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total
Institutional Class
04/01/2016 - 09/30/2016+	$9.83	$(0.00)^	$(0.28)	$(0.28)	$0.00	$0.00	$0.00
03/31/2016	11.18	(0.03)	(0.58)	(0.61)	(0.67)	(0.07)	(0.74)
03/31/2015	10.16	(0.06)	2.21	2.15	(0.80)	(0.33)	(1.13)
12/31/2013 - 03/31/2014	10.00	(0.01)	0.17	0.16	0.00	0.00	0.00

Class P
04/01/2016 - 09/30/2016+	$9.84	$(0.01)	$(0.28)	$(0.29)	$0.00	$0.00	$0.00
03/31/2016	11.16	(0.06)	(0.57)	(0.63)	(0.62)	(0.07)	(0.69)
03/31/2015	10.16	0.64	1.48	2.12	(0.79)	(0.33)	(1.12)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.18	0.16	0.00	0.00	0.00

Administrative Class
04/01/2016 - 09/30/2016+	$9.81	$(0.01)	$(0.28)	$(0.29)	$0.00	$0.00	$0.00
03/31/2016	11.16	(0.02)	(0.62)	(0.64)	(0.64)	(0.07)	(0.71)
03/31/2015	10.15	0.29	1.83	2.12	(0.78)	(0.33)	(1.11)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.17	0.15	0.00	0.00	0.00

Class D
04/01/2016 - 09/30/2016+	$9.78	$(0.02)	$(0.28)	$(0.30)	$0.00	$0.00	$0.00
03/31/2016	11.14	(0.01)	(0.64)	(0.65)	(0.64)	(0.07)	(0.71)
03/31/2015	10.16	(0.09)	2.18	2.09	(0.78)	(0.33)	(1.11)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.18	0.16	0.00	0.00	0.00

Class A
04/01/2016 - 09/30/2016+	$9.80	$(0.02)	$(0.28)	$(0.30)	$0.00	$0.00	$0.00
03/31/2016	11.15	(0.08)	(0.57)	(0.65)	(0.63)	(0.07)	(0.70)
03/31/2015	10.16	0.58	1.52	2.10	(0.78)	(0.33)	(1.11)
12/31/2013 - 03/31/2014	10.00	(0.03)	0.19	0.16	0.00	0.00	0.00

Class C
04/01/2016 - 09/30/2016+	$9.71	$(0.06)	$(0.27)	$(0.33)	$0.00	$0.00	$0.00
03/31/2016	11.07	(0.16)	(0.56)	(0.72)	(0.57)	(0.07)	(0.64)
03/31/2015	10.14	0.20	1.81	2.01	(0.75)	(0.33)	(1.08)
12/31/2013 - 03/31/2014	10.00	(0.04)	0.18	0.14	0.00	0.00	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.55	(2.85)%	$227,830	1.16	%*	1.47	%*	1.15	%*	1.46	%*	(0.01	)%*	47%
9.83	(5.15)	240,075	1.15		1.46		1.15		1.46		(0.33)		49
11.18	21.53	417,166	1.15		1.40		1.15		1.40		(0.40)		40
10.16	1.60	277,870	1.13	*	1.59	*	1.13	*	1.59	*	(0.51	)*	69

$9.55	(2.95)%	$965	1.26	%*	1.57	%*	1.25	%*	1.56	%*	(0.11	)%*	47%
9.84	(5.32)	1,101	1.25		1.56		1.25		1.56		(0.55)		49
11.16	21.32	8,677	1.25		1.50		1.25		1.50		1.18		40
10.16	1.60	18	1.23	*	1.69	*	1.23	*	1.69	*	(0.63	)*	69

$9.52	(2.96)%	$45	1.41	%*	1.72	%*	1.40	%*	1.71	%*	(0.26	)%*	47%
9.81	(5.39)	39	1.40		1.71		1.40		1.71		(0.22)		49
11.16	21.26	126	1.40		1.65		1.40		1.65		0.84		40
10.15	1.50	10	1.38	*	1.84	*	1.38	*	1.84	*	(0.79	)*	69

$9.48	(3.07)%	$82,200	1.56	%*	1.87	%*	1.55	%*	1.86	%*	(0.41	)%*	47%
9.78	(5.51)	92,732	1.55		1.86		1.55		1.86		(0.15)		49
11.14	21.00	38,802	1.55		1.80		1.55		1.80		(0.62)		40
10.16	1.60	340	1.53	*	1.99	*	1.53	*	1.99	*	(0.89	)*	69

$9.50	(3.06)%	$6,938	1.56	%*	1.87	%*	1.55	%*	1.86	%*	(0.42	)%*	47%
9.80	(5.54)	9,798	1.55		1.86		1.55		1.86		(0.78)		49
11.15	21.09	23,215	1.55		1.80		1.55		1.80		1.12		40
10.16	1.60	100	1.53	*	1.99	*	1.53	*	1.99	*	(1.09	)*	69

$9.38	(3.40)%	$3,692	2.31	%*	2.62	%*	2.30	%*	2.61	%*	(1.16	)%*	47%
9.71	(6.26)	4,590	2.30		2.61		2.30		2.61		(1.55)		49
11.07	20.15	8,288	2.30		2.55		2.30		2.55		0.57		40
10.14	1.40	41	2.28	*	2.74	*	2.28	*	2.74	*	(1.63	)*	69

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Consolidated Statement of Assets and Liabilities PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$301,998
Investments in Affiliates	101
Financial Derivative Instruments
Exchange-traded or centrally cleared	955
Over the counter	4,222
Cash	11,228
Deposits with counterparty	6,379
Foreign currency, at value	2,297
Receivable for investments sold	40,928
Receivable for Fund shares sold	40,233
Interest and/or dividends receivable	1,003
Dividends receivable from Affiliates	5
Reimbursement receivable from PIMCO	18
Total Assets	409,367

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$1,593
Over the counter	8,592
Payable for investments purchased	75,591
Payable for investments in Affiliates purchased	5
Deposits from counterparty	1,218
Payable for Fund shares redeemed	309
Accrued investment advisory fees	271
Accrued supervisory and administrative fees	90
Accrued distribution fees	21
Accrued servicing fees	2
Other liabilities	5
Total Liabilities	87,697

Net Assets	$321,670

Net Assets Consist of:
Paid in capital	$347,387
(Overdistributed) net investment income	(5,474)
Accumulated undistributed net realized (loss)	(17,139)
Net unrealized (depreciation)	(3,104)
Net Assets	$321,670

Cost of investments in securities	$302,050
Cost of investments in Affiliates	$101
Cost of foreign currency held	$2,302

* Includes repurchase agreements of:	$16,700

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2016 (Unaudited)

Net Assets:
Institutional Class	$227,830
Class P	965
Administrative Class	45
Class D	82,200
Class A	6,938
Class C	3,692
Shares Issued and Outstanding:
Institutional Class	23,855
Class P	101
Administrative Class	5
Class D	8,669
Class A	730
Class C	393
Net Asset Value Per Share Outstanding:
Institutional Class	$9.55
Class P	9.55
Administrative Class	9.52
Class D	9.48
Class A	9.50
Class C	9.38

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Consolidated Statement of Operations PIMCO TRENDS Managed Futures Strategy Fund

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$1,915
Dividends from Investments in Affiliates	46
Total Income	1,961

Expenses:
Investment advisory fees	2,031
Supervisory and administrative fees	532
Distribution and/or servicing fees - Class D	111
Distribution fees - Class C	16
Servicing fees - Class A	10
Servicing fees - Class C	5
Trustee fees	1
Interest expense	11
Miscellaneous expense	8
Total Expenses	2,725
Waiver and/or Reimbursement by PIMCO	(528)
Net Expenses	2,197

Net Investment (Loss)	(236)

Net Realized Gain (Loss):
Investments in securities	108
Investments in Affiliates	29
Exchange-traded or centrally cleared financial derivative instruments	1,958
Over the counter financial derivative instruments	4,303
Foreign currency	(503)

Net Realized Gain	5,895

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	1,481
Investments in Affiliates	(19)
Exchange-traded or centrally cleared financial derivative instruments	(7,227)
Over the counter financial derivative instruments	(10,017)
Foreign currency assets and liabilities	(3)

Net Change in Unrealized (Depreciation)	(15,785)

Net (Decrease) in Net Assets Resulting from Operations	$(10,126)

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statement of Changes in Net Assets PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
(Decrease) in Net Assets from:

Operations:
Net investment (loss)	$(236)	$(1,436)
Net realized gain (loss)	5,895	(40,016)
Net change in unrealized appreciation (depreciation)	(15,785)	10,899

Net (Decrease) in Net Assets Resulting from Operations	(10,126)	(30,553)

Distributions to Shareholders:
From net investment income
Institutional Class	0	(21,994)
Class P	0	(285)
Administrative Class	0	(2)
Class D	0	(4,680)
Class A	0	(798)
Class C	0	(400)
From net realized capital gains
Institutional Class	0	(2,046)
Class P	0	(8)
Class D	0	(704)
Class A	0	(81)
Class C	0	(36)

Total Distributions(a)	0	(31,034)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(16,539)	(86,352)

Total (Decrease) in Net Assets	(26,665)	(147,939)

Net Assets:
Beginning of period	348,335	496,274
End of period*	$321,670	$348,335

*Including (overdistributed) net investment income of:	$(5,474)	$(5,238)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.9%

CORPORATE BONDS & NOTES 56.3%

BANKING & FINANCE 31.0%
American Express Credit Corp.
1.307% due 08/15/2019	$1,000	$1,000
1.875% due 11/05/2018	2,300	2,319
1.906% due 09/14/2020	1,500	1,524
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,000	1,008
Bank of Scotland PLC
5.250% due 02/21/2017	600	610
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.876% due 09/14/2018	2,500	2,514
Barclays Bank PLC
1.384% due 02/17/2017	1,700	1,700
Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	628
BPCE S.A.
1.487% due 06/17/2017	3,700	3,705
Citigroup, Inc.
2.031% due 10/26/2020	3,500	3,523
Credit Agricole S.A.
1.419% due 06/02/2017	2,000	2,004
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021	3,100	3,210
Dexia Credit Local S.A.
1.463% due 03/23/2018 †	4,000	4,010
Ford Motor Credit Co. LLC
1.605% due 01/09/2018	1,000	1,003
1.675% due 03/12/2019	1,000	1,002
1.698% due 11/04/2019	3,000	3,014
General Motors Financial Co., Inc.
2.025% due 04/10/2018	1,700	1,706
2.240% due 01/15/2020	4,000	3,971
Goldman Sachs Group, Inc.
1.875% due 04/23/2020	1,500	1,510
2.075% due 04/23/2021	3,000	3,035
HSBC Holdings PLC
2.354% due 01/05/2022 (a)	2,800	2,815
2.485% due 05/25/2021	2,000	2,040
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	2,000	2,003
Industrial Bank of Korea
2.375% due 07/17/2017	3,300	3,327
Intesa Sanpaolo SpA
2.375% due 01/13/2017	4,600	4,607
KEB Hana Bank
1.917% due 11/09/2016	1,000	1,000
3.500% due 10/25/2017	1,000	1,022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kookmin Bank
3.625% due 01/14/2017	$400	$402
Macquarie Bank Ltd.
5.000% due 02/22/2017	3,000	3,041
Macquarie Group Ltd.
3.000% due 12/03/2018	1,700	1,740
Mizuho Bank Ltd.
1.307% due 09/25/2017	2,000	2,002
MUFG Americas Holdings Corp.
1.362% due 02/09/2018	2,000	1,994
Navient Corp.
5.500% due 01/15/2019	2,500	2,544
NRW Bank
1.018% due 08/13/2018	450	451
PACCAR Financial Corp.
1.435% due 12/06/2018	3,475	3,500
Royal Bank of Scotland PLC
9.500% due 03/16/2022	1,500	1,549
Santander Bank N.A.
1.597% due 01/12/2018	1,500	1,493
Santander Holdings USA, Inc.
2.275% due 11/24/2017	1,500	1,514
SpareBank Boligkreditt A/S
2.300% due 06/30/2017	4,800	4,841
Standard Chartered PLC
1.181% due 09/08/2017	1,800	1,791
Sumitomo Mitsui Banking Corp.
1.455% due 07/23/2018	400	401
Synchrony Financial
2.192% due 11/09/2017	1,500	1,510
UBS AG
1.197% due 08/14/2017	2,000	2,000
1.457% due 08/14/2019	3,000	3,004
Wachovia Corp.
5.750% due 02/01/2018	600	634
Wells Fargo & Co.
1.256% due 09/14/2018	3,500	3,495
1.432% due 01/30/2020	500	499
Westpac Banking Corp.
1.212% due 12/01/2017	1,400	1,401

		99,616

INDUSTRIALS 18.5%
AbbVie, Inc.
1.750% due 11/06/2017	3,000	3,009
2.300% due 05/14/2021	1,000	1,010
Actavis Funding SCS
1.925% due 03/12/2018	1,100	1,109
2.100% due 03/12/2020	2,700	2,747

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.350% due 03/12/2018	$100	$101
3.000% due 03/12/2020	900	929
Aetna, Inc.
1.491% due 12/08/2017	3,000	3,008
Baxalta, Inc.
1.646% due 06/22/2018	1,700	1,695
BMW U.S. Capital LLC
1.179% due 06/02/2017	4,400	4,405
CSX Corp.
5.600% due 05/01/2017	500	512
Daimler Finance North America LLC
1.251% due 05/18/2018 †	5,000	4,995
eBay, Inc.
1.350% due 07/15/2017	1,000	1,001
Enbridge, Inc.
1.289% due 06/02/2017	300	299
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	1,700	1,746
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	2,000	2,011
Kinder Morgan, Inc.
7.000% due 06/15/2017	3,000	3,105
KLA-Tencor Corp.
2.375% due 11/01/2017	600	604
Medtronic, Inc.
1.650% due 03/15/2020	3,000	3,042
NetApp, Inc.
2.000% due 12/15/2017	1,500	1,504
Phillips 66
2.950% due 05/01/2017	700	706
Reynolds American, Inc.
2.300% due 06/12/2018	600	609
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	1,000	1,021
Statoil ASA
1.248% due 11/08/2018	1,000	1,002
Telefonica Emisiones S.A.U.
1.513% due 06/23/2017	2,500	2,498
3.192% due 04/27/2018	400	410
6.221% due 07/03/2017	1,100	1,139
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017	500	501
2.150% due 12/14/2018	2,600	2,630
Time Warner Cable LLC
5.850% due 05/01/2017	3,100	3,178
Tyson Foods, Inc.
2.650% due 08/15/2019	400	410
Viacom, Inc.
2.500% due 09/01/2018	600	606

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	$3,300	$3,290
Volkswagen International Finance NV
1.241% due 11/18/2016	1,500	1,501
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017	3,200	3,204

		59,537

UTILITIES 6.8%
AT&T, Inc.
1.768% due 06/30/2020	3,700	3,734
CMS Energy Corp.
5.050% due 02/15/2018	2,000	2,095
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,467
KT Corp.
2.625% due 04/22/2019	2,000	2,050
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	1,000	1,006
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,800	2,830
Sinopec Group Overseas Development Ltd.
1.445% due 04/10/2017	1,000	1,000
Spire, Inc.
1.567% due 08/15/2017	1,000	998
Sprint Communications, Inc.
9.125% due 03/01/2017	2,000	2,052
Verizon Communications, Inc.
1.627% due 06/17/2019	600	606
2.606% due 09/14/2018	3,000	3,080

		21,918

Total Corporate Bonds & Notes (Cost $180,463)		181,071

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2011
1.023% due 07/01/2041	1,100	1,100

Total Municipal Bonds & Notes (Cost $1,100)		1,100

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae
0.799% due 12/25/2017	875	876
0.875% due 05/25/2043	1,135	1,128
1.105% due 07/25/2041	2,567	2,584

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.924% due 11/15/2043		$2,778	$2,774
1.074% due 01/15/2042		975	979
Ginnie Mae
0.894% due 06/20/2061		4,000	3,998
0.994% due 03/20/2065		3,077	3,076
NCUA Guaranteed Notes
1.079% due 12/08/2020		6,029	6,045

Total U.S. Government Agencies (Cost $21,472)			21,460

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Notes
0.625% due 12/15/2016 (f)(h)		4,066	4,069

Total U.S. Treasury Obligations (Cost $4,065)			4,069

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Asset Securitization Corp.
6.930% due 02/14/2043		1,103	1,117
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,212	1,221
Deco UK PLC
0.668% due 01/27/2020	GBP	623	799
Wachovia Bank Commercial Mortgage Trust
5.559% due 10/15/2048		$458	457

Total Non-Agency Mortgage-Backed Securities (Cost $3,895)			3,594

ASSET-BACKED SECURITIES 7.3%
Cordatus CLO PLC
0.049% due 01/30/2024	EUR	1,160	1,298
Discover Card Execution Note Trust
1.064% due 09/15/2021		$1,500	1,513
Harbourmaster CLO BV
0.804% due 05/08/2023	GBP	1,489	1,925
Morgan Stanley Investment Management Mezzano BV
0.606% due 05/15/2024	EUR	325	364
Navient Private Education Loan Trust
1.024% due 12/15/2021		$1,236	1,236
Navient Student Loan Trust
0.845% due 07/25/2030		3,585	3,578
Nissan Auto Lease Trust
0.904% due 08/15/2018		3,000	3,004
1.220% due 08/15/2018		4,000	4,005
OHA Credit Partners Ltd.
2.038% due 05/15/2023		2,105	2,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.805% due 10/25/2024	$2,436	$2,408
0.825% due 10/25/2024	9	9
0.975% due 06/25/2043	1,371	1,347
SMB Private Education Loan Trust
1.124% due 07/17/2023	760	761

Total Asset-Backed Securities (Cost $23,922)		23,555

SOVEREIGN ISSUES 9.7%
Export-Import Bank of Korea
1.525% due 11/26/2016	1,000	1,001
Japan Bank for International Cooperation
1.177% due 11/13/2018 †	9,000	8,989
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	1,000	1,020
Korea Development Bank
1.327% due 01/22/2017	1,000	1,000
3.500% due 08/22/2017	1,500	1,530
Korea Land & Housing Corp.
1.875% due 08/02/2017	1,500	1,506
Province of Quebec
1.065% due 09/04/2018 †	9,600	9,611
Tokyo Metropolitan Government
1.750% due 06/08/2017	6,500	6,525

Total Sovereign Issues (Cost $31,175)		31,182

SHORT-TERM INSTRUMENTS 11.2%

CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.274% due 02/17/2017	1,500	1,502
Credit Suisse AG
1.645% due 09/12/2017	1,700	1,702

		3,204

COMMERCIAL PAPER 1.5%
Hitachi Capital America Corp.
1.030% due 10/13/2016	1,700	1,700
Thomson Reuters Corp.
1.050% due 10/17/2016	3,000	2,999

		4,699

REPURCHASE AGREEMENTS (d) 5.2%
		16,700

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.5%
0.475% due 03/02/2017 - 03/16/2017 (b)(c)(f)(h)	$11,383	$11,364

Total Short-Term Instruments (Cost $35,958)		35,967

Total Investments in Securities (Cost $302,050)		301,998

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,260	101

Total Short-Term Instruments (Cost $101)		101

Total Investments in Affiliates (Cost $101)		101

MARKET VALUE (000S)
Total Investments 93.9% (Cost $302,151)	$302,099

Financial Derivative Instruments (e)(g) (1.6)% (Cost or Premiums, net $0)	(5,008)

Other Assets and Liabilities, net 7.7%	24,579

Net Assets 100.0%	$321,670

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.250%†	09/30/2016	10/03/2016	$16,700	U.S. Treasury Notes 1.375% due 02/29/2020	$(17,018)	$16,700	$16,702

Total Repurchase Agreements						$(17,018)	$16,700	$16,702

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
JPS	$16,702	$0	$0	$16,702	$(17,018)	$(316)

Total Borrowings and Other Financing Transactions	$16,702	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
90-Day Eurodollar March Futures	Long	03/2019	362	$(41)	$0	$(36)
Aluminum January Futures †	Long	01/2017	185	36	0	0
Arabica Coffee March Futures †	Long	03/2017	102	(17)	53	0
Australia Government 10-Year Bond December Futures	Short	12/2016	171	(280)	36	(98)
Corn December Futures †	Short	12/2016	237	(247)	0	(89)
Corn March Futures †	Short	03/2017	181	(57)	0	(68)
DAX Index December Futures	Long	12/2016	7	23	24	(7)
E-mini NASDAQ 100 Index December Futures	Long	12/2016	127	57	66	0
E-mini S&P 500 Index December Futures	Long	12/2016	71	139	42	0
Euro-BTP Italy Government Bond December Futures	Long	12/2016	45	(6)	16	(21)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2016	41	40	1	(21)
FTSE 100 Index December Futures	Long	12/2016	52	159	49	(13)
FTSE/MIB Index December Futures	Short	12/2016	88	4	0	(91)
Gold 100 oz. December Futures †	Long	12/2016	42	(53)	0	(37)
Gold 100 oz. February Futures †	Long	02/2017	22	(19)	0	(20)
Hang Seng China Enterprises Index October Futures	Long	10/2016	392	60	129	(468)
Lean Hogs February Futures †	Short	02/2017	149	153	161	0
Natural Gas January Futures †	Long	12/2016	111	(165)	0	(27)
Nickel January Futures †	Long	01/2017	98	(71)	0	0
Nikkei 225 Index December Futures	Short	12/2016	30	24	47	(35)
Russell 2000 Mini Index December Futures	Long	12/2016	41	130	50	0
S&P 200 Index December Futures	Long	12/2016	45	2	42	(49)
S&P/Toronto Stock Exchange 60 December Futures	Long	12/2016	67	51	44	(33)
Silver March Futures †	Long	03/2017	75	26	9	0
Sugar No. 11 March Futures †	Long	02/2017	291	(252)	0	(114)
Volatility S&P 500 Index October Futures	Short	10/2016	513	860	77	0
Wheat March Futures †	Short	03/2017	359	23	0	(54)
WTI Crude February Futures †	Short	01/2017	69	(221)	0	(30)
WTI Crude November Futures †	Short	10/2016	5	(14)	0	(2)
Zinc January Futures †	Long	01/2017	62	69	0	0

Total Futures Contracts				$413	$846	$(1,313)

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	36,100	$2,564	$362	$0	$(152)
Receive	3-Month USD-LIBOR *	1.500	12/21/2021	$	20,800	279	63	0	(39)
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		9,400	208	(55)	0	(50)
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		5,900	(592)	(147)	106	0
Receive	6-Month EUR-EURIBOR *	0.500	03/15/2027	EUR	30,000	620	192	0	(6)
Pay	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	7,200	1,110	530	0	(33)
Pay	6-Month JPY-LIBOR	1.000	09/19/2025	JPY	2,430,000	2,150	0	0	0

						$6,339	$945	$106	$(280)

Total Swap Agreements						$6,339	$945	$106	$(280)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(f)	Securities with an aggregate market value of $9,732 and cash of $6,379 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO TRENDS Managed Futures Strategy Fund (2)	$0	$623	$109	$732	$0	$(872)	$(280)	$(1,152)
PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary) (2)	0	223	0	223	0	(441)	0	(441)

Total Exchange-Traded or Centrally Cleared	$0	$846	$109	$955	$0	$(1,313)	$(280)	$(1,593)

(1)	Unsettled variation margin asset of $3 for closed swap agreements is outstanding at period end.
(2)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2016	AUD	32,800		NZD	34,169	$0	$(231)
	10/2016		22,300	$		16,740	0	(323)
	10/2016	CAD	20,000			15,219	0	(27)
	10/2016	EUR	18,875			21,048	0	(168)
	10/2016	NZD	17,779		AUD	16,800	0	(84)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2016	$		21,317		EUR	18,875	$0	$(101)
	10/2016			20,101		GBP	15,000	0	(653)
	10/2016			8,422		MXN	154,500	0	(466)
	11/2016		AUD	3,250	$		2,479	4	(11)
	11/2016		CAD	1,070			811	0	(5)
	11/2016		EUR	3,190			3,522	0	(69)
	11/2016		JPY	164,000			1,611	0	(9)
	11/2016		NZD	3,340			2,428	2	(1)
	11/2016	$		4,915		AUD	6,470	38	(6)
	11/2016			1,461		CAD	1,930	10	0
	11/2016			375		CHF	370	7	0
	11/2016			838		GBP	650	5	0
	11/2016			1,669		JPY	168,700	1	(3)
	11/2016			828		NOK	6,790	22	0
	11/2016			838		NZD	1,150	0	(2)
BPS	10/2016			23,925		BRL	81,400	1,010	0
	11/2016		HKD	1,897	$		245	0	0
	11/2016	$		837		EUR	740	0	(4)
BRC	10/2016		CAD	19,300	$		14,611	0	(101)
	10/2016		EUR	11,000		NOK	101,688	356	0
	10/2016		GBP	4,407		EUR	5,250	187	0
	10/2016			12,937	$		16,821	48	0
	10/2016		JPY	261,712		GBP	2,000	11	0
	10/2016		MXN	154,500	$		8,149	193	0
	10/2016		NOK	104,008		EUR	11,000	0	(646)
	10/2016	$		3,542		BRL	11,300	0	(81)
	10/2016			10,656		CAD	13,800	0	(137)
	11/2016		AUD	1,070	$		797	0	(21)
	11/2016		JPY	221,810			2,136	0	(55)
	11/2016		NZD	2,220			1,613	2	(3)
	11/2016	$		812		JPY	81,400	0	(8)
	11/2016			833		SEK	6,980	0	(17)
CBK	10/2016		AUD	22,800		NZD	23,626	0	(251)
	10/2016		CAD	5,600	$		4,235	0	(34)
	10/2016		EUR	14,750		NOK	137,283	593	0
	10/2016			11,750		SEK	112,107	0	(131)
	10/2016			14,500	$		16,122	0	(177)
	10/2016		JPY	186,754		GBP	1,375	0	(60)
	10/2016		SEK	104,276		EUR	10,875	61	0
	10/2016	$		287			256	0	0
	11/2016		AUD	5,460	$		4,161	9	(24)
	11/2016		CAD	2,140			1,638	13	(7)
	11/2016		CHF	610			628	0	(1)
	11/2016		EUR	720			807	0	(4)
	11/2016		GBP	4,548			6,022	122	0
	11/2016		JPY	248,800			2,457	6	(7)
	11/2016	$		800		AUD	1,070	18	0
	11/2016			816		CHF	790	0	0
	11/2016			830		EUR	740	3	0
	11/2016			845		GBP	650	0	(1)
	11/2016			341		HKD	2,648	0	0
	11/2016			843		JPY	85,000	0	(4)
	11/2016			818		NOK	6,760	28	0
	11/2016			3,285		SEK	27,750	0	(43)
DUB	10/2016		EUR	11,875		GBP	10,047	0	(321)
	10/2016		JPY	1,659,947		EUR	14,500	58	(138)
	10/2016			3,137,500	$		29,761	0	(1,195)
	10/2016		MXN	183,000			9,504	80	0
	10/2016		NZD	35,846		AUD	33,600	0	(378)

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2016	$		22,772		AUD	29,900	$121	$(15)
	10/2016			9,852		JPY	1,025,000	261	0
	10/2016			9,383		MXN	183,000	41	0
	11/2016		AUD	2,180	$		1,654	2	(15)
	11/2016		EUR	720			810	0	0
	11/2016		NOK	19,720			2,342	0	(125)
	11/2016		NZD	3,470			2,495	0	(27)
	11/2016		SEK	30,550			3,549	0	(20)
	11/2016	$		834		GBP	640	0	(4)
	11/2016			1,644		JPY	169,900	34	0
	11/2016			805		NOK	6,670	29	0
	11/2016			4,517		NZD	6,360	110	(4)
	11/2016			1,634		SEK	13,930	0	(7)
FBF	10/2016		AUD	15,300	$		11,424	0	(283)
	10/2016		CAD	18,200			13,800	0	(74)
	10/2016	$		10,809		AUD	14,100	0	(20)
	10/2016			16,244		EUR	14,500	55	0
	11/2016		CHF	780	$		806	1	0
	11/2016		NZD	1,100			801	1	0
	11/2016	$		3,243		CHF	3,150	10	(3)
	11/2016			829		EUR	740	4	0
	11/2016			1,640		NOK	13,450	43	0
GLM	10/2016		EUR	14,500		JPY	1,611,445	0	(399)
	10/2016			1,388	$		1,567	7	0
	10/2016		GBP	5,665		EUR	6,625	102	0
	10/2016		SEK	145,798			15,375	275	0
	10/2016	$		1,860			1,656	0	0
	11/2016		GBP	883	$		1,174	29	0
	11/2016		NOK	10,635			1,285	0	(46)
	11/2016	$		861		GBP	655	0	(11)
HUS	10/2016			30,476		CAD	39,300	0	(517)
	11/2016			505		HKD	3,917	0	0
	11/2016			826		JPY	83,500	0	(1)
JPM	10/2016		AUD	2,467	$		1,861	0	(27)
	10/2016		CAD	22,600			17,358	130	0
	10/2016		EUR	951			1,068	0	0
	10/2016	$		316		EUR	280	0	(1)
	11/2016		GBP	1,972	$		2,560	2	0
	11/2016	$		806		GBP	620	0	(1)
	11/2016			811		NOK	6,490	1	0
MSB	10/2016		BRL	69,100	$		20,644	0	(523)
	10/2016		GBP	1,625			2,158	51	0
	10/2016	$		12,682		CAD	16,600	0	(28)
	10/2016			28,611		JPY	2,862,500	0	(368)
SCX	10/2016		GBP	3,375			438,792	0	(46)
	10/2016			4,312	$		5,607	16	0
	10/2016	$		700		AUD	920	4	0
	11/2016			830		JPY	84,193	2	0
SOG	11/2016		HKD	18,772	$		2,421	0	0
	11/2016	$		735		HKD	5,697	0	0
UAG	10/2016		EUR	2,372	$		2,648	0	(17)
	10/2016	$		1,265		EUR	1,126	1	(2)
	11/2016			366		NZD	508	3	0

Total Forward Foreign Currency Contracts								$4,222	$(8,592)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(h)	Securities with an aggregate market value of $5,351 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
BOA	$89	$0	$0	$89	$(2,159)	$0	$0	$(2,159)	$(2,070)	$2,048	$(22)
BPS	1,010	0	0	1,010	(4)	0	0	(4)	1,006	(1,218)	(212)
BRC	797	0	0	797	(1,069)	0	0	(1,069)	(272)	327	55
CBK	853	0	0	853	(744)	0	0	(744)	109	0	109
DUB	736	0	0	736	(2,249)	0	0	(2,249)	(1,513)	977	(536)
FBF	114	0	0	114	(380)	0	0	(380)	(266)	331	65
GLM	413	0	0	413	(456)	0	0	(456)	(43)	0	(43)
HUS	0	0	0	0	(518)	0	0	(518)	(518)	612	94
JPM	133	0	0	133	(29)	0	0	(29)	104	0	104
MSB	51	0	0	51	(919)	0	0	(919)	(868)	705	(163)
SCX	22	0	0	22	(46)	0	0	(46)	(24)	0	(24)
UAG	4	0	0	4	(19)	0	0	(19)	(15)	0	(15)

Total Over the Counter	$4,222	$0	$0	$4,222	$(8,592)	$0	$0	$(8,592)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$223	$0	$570	$0	$53	$846
Swap Agreements	0	0	0	0	109	109

	$223	$0	$570	$0	$162	$955

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,222	$0	$4,222

	$223	$0	$570	$4,222	$162	$5,177

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$441	$0	$696	$0	$176	$1,313
Swap Agreements	0	0	0	0	280	280

	$441	$0	$696	$0	$456	$1,593

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,592	$0	$8,592

	$441	$0	$696	$8,592	$456	$10,185

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(1,922)	$0	$(6,661)	$0	$1,540	$(7,043)
Swap Agreements	0	0	0	0	9,001	9,001

	$(1,922)	$0	$(6,661)	$0	$10,541	$1,958

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,323	$0	$4,323
Purchased Options	0	0	0	(20)	0	(20)

	$0	$0	$0	$4,303	$0	$4,303

	$(1,922)	$0	$(6,661)	$4,303	$10,541	$6,261

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(273)	$0	$(232)	$0	$(1,220)	$(1,725)
Swap Agreements	0	0	0	0	(5,502)	(5,502)

	$(273)	$0	$(232)	$0	$(6,722)	$(7,227)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,031)	$0	$(10,031)
Purchased Options	0	0	0	14	0	14

	$0	$0	$0	$(10,017)	$0	$(10,017)

	$(273)	$0	$(232)	$(10,017)	$(6,722)	$(17,244)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$99,616	$0	$99,616
Industrials	0	59,537	0	59,537
Utilities	0	21,918	0	21,918
Municipal Bonds & Notes
California	0	1,100	0	1,100
U.S. Government Agencies	0	17,462	3,998	21,460
U.S. Treasury Obligations	0	4,069	0	4,069
Non-Agency Mortgage-Backed Securities	0	3,594	0	3,594
Asset-Backed Securities	0	23,555	0	23,555
Sovereign Issues	0	31,182	0	31,182
Short-Term Instruments
Certificates of Deposit	0	3,204	0	3,204
Commercial Paper	0	4,699	0	4,699
Repurchase Agreements	0	16,700	0	16,700
U.S. Treasury Bills	0	11,364	0	11,364
	$0	$298,000	$3,998	$301,998

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101	$0	$0	$101

Total Investments	$101	$298,000	$3,998	$302,099

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	846	106	0	952
Over the counter	0	4,222	0	4,222
	$846	$4,328	$0	$5,174

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,313)	(280)	0	(1,593)
Over the counter	0	(8,592)	0	(8,592)
	$(1,313)	$(8,872)	$0	$(10,185)

Totals	$(366)	$293,456	$3,998	$297,088

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$3,999	$0	$0	$0	$(1)	$0	$0	$3,998	$(1)

30	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$3,998	Proxy Pricing	Base Price	99.97

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign

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exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

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Notes to Financial Statements (Cont.)

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities

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received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Notes to Financial Statements (Cont.)

turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and

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liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally

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valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment

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Notes to Financial Statements (Cont.)

company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$29,545	$183,346	$(212,800)	$29	$(19)	$101	$46	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(b) Investments in Securities

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a

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pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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Notes to Financial Statements (Cont.)

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to

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market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect

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Notes to Financial Statements (Cont.)

the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets

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and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can

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Notes to Financial Statements (Cont.)

be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

To the extent that the Fund may invest in securities and instruments that are economically tied to Russia, the Fund is subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

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If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

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Notes to Financial Statements (Cont.)

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s

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overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

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Notes to Financial Statements (Cont.)

8. BASIS FOR CONSOLIDATION

The PIMCO Cayman Commodity Fund VIII, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Fund (amounts in thousands).

PIMCO TRENDS Managed Futures Strategy Fund
PIMCO Cayman Commodity Fund VIII, Ltd.

Date of Incorporation	09/06/2013
Subscription Agreement	09/20/2013
Consolidated Fund Net Assets	$321,670
Subsidiary % of Fund Net Assets	20.8%
Subsidiary Financial Statement Information
Total assets	$95,172
Total liabilities	28,110
Net assets	$67,062
Total income	67
Net investment income (loss)	(36)
Net realized gain (loss)	(1,920)
Net change in unrealized appreciation (depreciation)	(214)
Increase (decrease) in net assets resulting from operations	$(2,170)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 1.15%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and

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Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Supervisory and Administrative Fee
Institutional Class	0.25%
Class P	0.35%
Administrative Class	0.25%
Class D	0.40%
Class A	0.40%
Class C	0.40%
Class R	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

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Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

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(Unaudited)

September 30, 2016

(e) Expense Limitation  Pursuant to the PIMCO Funds Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the payment of the Fund’s organizational expenses and pro rata share of Trustee Fees exceeds 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Advisory Fee for the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed to PIMCO, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the Expense Limit. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2016, were as follows (amounts in thousands):

	Expiring within
Fund Name	12 months	13 - 24 months	25 - 36 months	Total
PIMCO TRENDS Managed Futures Strategy Fund	$56	$2	$2	$60

(f) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rate of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2016, the amount was $102,633.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	53

Notes to Financial Statements (Cont.)

common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$72,186	$96,659

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands):

U S Government/ Agency		All Other
Purchases	Sales	Purchases	Sales
$4,899	$1,936	$112,665	$112,000

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2016

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,882	$18,127	12,941	$131,590
Class P	48	468	1,625	16,479
Administrative Class	1	8	4	31
Class D	854	8,195	11,320	113,675
Class A	146	1,408	944	9,689
Class C	37	356	427	4,540

Issued as reinvestment of distributions
Institutional Class	0	0	2,430	23,614
Class P	0	0	29	285
Administrative Class	0	0	0	2
Class D	0	0	571	5,382
Class A	0	0	88	859
Class C	0	0	45	434

Cost of shares redeemed
Institutional Class	(2,441)	(23,542)	(28,273)	(281,389)
Class P	(59)	(566)	(2,320)	(22,706)
Administrative Class	0	(1)	(11)	(113)
Class D	(1,664)	(15,935)	(5,896)	(59,860)
Class A	(415)	(3,953)	(2,115)	(21,416)
Class C	(117)	(1,104)	(747)	(7,448)
Net increase (decrease) resulting from Fund share transactions	(1,728)	$(16,539)	(8,938)	$(86,352)
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2016, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 33% of the Fund, and each of the two shareholders are related parties of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	55

Notes to Financial Statements (Cont.)

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives. The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and/or other fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

56	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2016

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Fund had the following post-effective capital losses with no expiration (amounts in thousands):

Short-Term	Long-Term
$12,261	$7,862

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$306,114	$876	$(4,891)	$(4,015)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	57

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2016

16. SUBSEQUENT EVENTS

On November 1, 2016, the Board approved the liquidation of the Administrative Class shares of the PIMCO TRENDS Managed Futures Strategy Fund. The liquidation of the Administrative Class shares is expected to occur on January 13, 2017.

There were no other subsequent events identified that require recognition or disclosure.

58	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FBF	Credit Suisse International	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD (or $)	United States Dollar
HKD	Hong Kong Dollar

Exchange Abbreviations:
FTSE	Financial Times Stock Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali	NCUA	National Credit Union Administration
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	59

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the

60	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	61

Approval of Investment Advisory Contract and Other Agreements (Cont.)

promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

62	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	63

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability

64	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	65

Approval of Investment Advisory Contract and Other Agreements (Cont.)

managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of

66	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception,

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	67

Approval of Investment Advisory Contract and Other Agreements (Cont.)

had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received

68	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	69

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4017SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

Real Return Strategy Funds

PIMCO Real Return Asset Fund

PIMCO Real Return Limited Duration Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price

2	PIMCO REAL RETURN STRATEGY FUNDS

movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■

Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, new/small fund risk, value investing risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, inflation-indexed security risk, gold-related risk, leveraging risk, small-cap and mid-cap company risk, arbitrage risk, management risk, short sale risk, convertible securities risk, commodity risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

4	PIMCO REAL RETURN STRATEGY FUNDS

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“Benchmark Index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The PIMCO CommoditiesPLUS® Strategy Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO (“Underlying PIMCO Funds”). The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the Funds (Cont.)

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Real Return Asset Fund	11/12/01	11/12/01	11/19/10	—	10/31/14	—	—	—	Diversified
PIMCO Real Return Limited Duration Fund	06/30/15	06/30/15	06/30/15	—	06/30/15	—	—	—	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	—	10/30/03	10/30/03	10/30/03	—	Diversified
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	07/31/14	05/28/10	05/28/10	05/28/10	—	Non-diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	08/31/11	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Real Return Asset Fund

Institutional Class - PRAIX	Class D - PRTDX
Class P - PRTPX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	71.7%
Sovereign Issues	12.3%
Short-Term Instruments‡	7.8%
U.S. Government Agencies	3.7%
Corporate Bonds & Notes	2.1%
Other	2.4%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/12/01)
PIMCO Real Return Asset Fund Institutional Class	7.10%	14.13%	3.37%	6.17%	7.28%
PIMCO Real Return Asset Fund Class P	7.05%	14.02%	3.27%	6.08%	7.21%
PIMCO Real Return Asset Fund Class D	6.87%	13.67%	2.96%	5.76%	6.89%
Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index	5.63%	13.38%	3.53%	6.08%	7.04%
Lipper Inflation-Protected Bond Funds Average	2.81%	5.79%	1.28%	3.51%	4.43%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.73% for Institutional Class shares, 0.83% for Class P shares, and 1.13% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Real Return Asset Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (TIPS) benefited absolute performance, as U.S. TIPS posted positive returns.

»	An overweight to U.S. real duration concentrated in longer-term maturities benefited relative performance, as longer-term real yields fell.

»	Exposure to U.K. index-linked gilts benefited relative performance, as real yields fell.

»	Exposure to residential mortgage-backed securities benefited relative performance, as these securities posted positive returns.

»	An underweight to U.S. nominal duration concentrated in longer-term maturities detracted from relative performance, as longer-term yields fell.

»	An underweight to U.K. nominal duration detracted from relative performance, as yields fell.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

PIMCO Real Return Limited Duration Fund

Institutional Class - PPIRX	Class D - PPDRX
Class P - PPPRX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	75.3%
Sovereign Issues	10.9%
Short-Term Instruments‡	8.7%
Corporate Bonds & Notes	2.1%
Non-Agency Mortgage-Backed Securities	1.9%
Other	1.1%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	Fund Inception (06/30/15)
PIMCO Real Return Limited Duration Fund Institutional Class	1.64%	3.80%	1.60%
PIMCO Real Return Limited Duration Fund Class P	1.55%	3.71%	1.52%
PIMCO Real Return Limited Duration Fund Class D	1.23%	3.38%	1.21%
Bloomberg Barclays U.S. TIPS: 1-5 Year Index	1.23%	2.88%	1.71%
Lipper Short Investment Grade Debt Funds Average	1.43%	1.91%	1.40%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.61% for Institutional Class shares, 0.71% for Class P shares and 1.01% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Real Return Limited Duration Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of inflation-indexed securities of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (TIPS) benefited absolute performance, as U.S. TIPS posted positive returns.

»	An overweight to U.S. real duration concentrated in longer-term maturities benefited relative performance, as longer-term real yields fell.

»	Exposure to U.K. index-linked gilts benefited relative performance, as real yields fell.

»	Exposure to residential mortgage-backed securities benefited relative performance, as these securities posted positive returns.

»	An underweight to U.S. nominal duration concentrated in longer-term maturities detracted from relative performance, as longer-term yields fell.

»	An underweight to U.K. nominal duration detracted from relative performance, as yields fell.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
Class P - PETPX	Class C - PETCX
Class D - PETDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	71.1%
Real Estate Investment Trusts	9.7%
U.S. Government Agencies	4.3%
Sovereign Issues	4.2%
Short-Term Instruments‡	3.0%
Other	7.7%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	5.29%	20.41%	16.63%	9.19%	13.49%
PIMCO RealEstateRealReturn Strategy Fund Class P	5.22%	20.27%	16.51%	9.09%	13.39%
PIMCO RealEstateRealReturn Strategy Fund Class D	5.21%	19.99%	16.19%	8.77%	13.03%
PIMCO RealEstateRealReturn Strategy Fund Class A	5.10%	19.95%	16.16%	8.74%	13.01%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	(0.74)%	13.28%	14.83%	8.13%	12.52%
PIMCO RealEstateRealReturn Strategy Fund Class C	4.68%	19.07%	15.28%	7.92%	12.15%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	3.68%	18.07%	15.28%	7.92%	12.15%
Dow Jones U.S. Select REIT Total Return Index	4.12%	17.70%	15.60%	5.77%	10.33%
Lipper Real Estate Funds Average	4.82%	16.71%	14.50%	5.50%	9.74%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.94% for Institutional Class shares, 1.04% for Class P shares, 1.34% for Class D shares, 1.34% for Class A shares, and 2.09% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to real estate investment trusts (REITs) benefited absolute performance, as REITs posted positive returns.

»	The fund’s construction, which utilizes 1–5 Year U.S. TIPS as collateral backing a portion of the fund’s REITs exposure, benefited relative performance, as 1–5 Year U.S. TIPS posted positive returns.

»	An overweight to U.S. real duration concentrated in longer-term maturities benefited relative performance, as longer-term real yields fell.

»	Exposure to residential mortgage-backed securities (RMBS) benefited relative performance, as these securities posted positive returns.

»	An underweight to U.S. 10-year nominal rates detracted from relative performance, as 10-year nominal yields fell.

»	An underweight to U.K. nominal duration detracted from relative performance, as yields fell.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO CommoditiesPLUS® Strategy Fund

Institutional Class - PCLIX	Class D - PCLDX
Class P - PCLPX	Class A - PCLAX
Administrative Class - PCPSX	Class C - PCPCX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Short-Term Instruments‡	48.8%
U.S. Treasury Obligations	16.8%
Corporate Bonds & Notes	13.6%
Asset-Backed Securities	6.2%
Sovereign Issues	5.7%
Other	8.9%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	Fund Inception (05/28/10)
PIMCO CommoditiesPLUS® Strategy Fund Institutional Class	13.61%	(1.00)%	(7.95)%	(3.57)%
PIMCO CommoditiesPLUS® Strategy Fund Class P	13.45%	(1.26)%	(8.07)%	(3.69)%
PIMCO CommoditiesPLUS® Strategy Fund Administrative Class	13.42%	(1.42)%	(8.20)%	(3.83)%
PIMCO CommoditiesPLUS® Strategy Fund Class D	13.47%	(1.59)%	(8.39)%	(4.04)%
PIMCO CommoditiesPLUS® Strategy Fund Class A	13.29%	(1.59)%	(8.41)%	(4.05)%
PIMCO CommoditiesPLUS® Strategy Fund Class A (adjusted)	7.06%	(7.00)%	(9.44)%	(4.90)%
PIMCO CommoditiesPLUS® Strategy Fund Class C	12.77%	(2.42)%	(9.10)%	(4.77)%
PIMCO CommoditiesPLUS® Strategy Fund Class C (adjusted)	11.77%	(3.40)%	(9.10)%	(4.77)%
Credit Suisse Commodity Benchmark Index	11.35%	(4.79)%	(9.54)%	(5.33)%
Lipper Commodities General Funds Average	7.69%	(0.98)%	(9.21)%	(6.11)%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented, are 0.96% for Institutional Class shares, 1.06% for Class P shares, 1.21% for Administrative Class shares, 1.41% for Class D shares, 1.41% for Class A shares, and 2.16% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO CommoditiesPLUS® Strategy Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to commodities contributed to absolute performance, as commodities posted gains.

»	An overweight to U.S. real duration concentrated in longer-term maturities benefited relative performance, as longer-term real yields fell.

»	Exposure to residential mortgage-backed securities benefited relative performance, as these securities posted positive returns.

»	Exposure to U.S. corporate credit within the financial sector benefited relative performance, as these securities posted positive returns.

»	An underweight to U.S. nominal duration concentrated in longer-term maturities detracted from relative performance, as longer-term yields fell.

»

An underweight to long-term U.K. breakeven inflation spreads (or the yield differential between U.K. nominal gilts and like-maturity U.K. index-linked gilts) detracted from relative performance, as long-term breakeven spreads rose.

10	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
Class P - PPRMX	Class C - PCRMX
Class D - PDRMX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	54.3%
Mutual Funds	8.3%
Short-Term Instruments‡	8.2%
Corporate Bonds & Notes	7.6%
Sovereign Issues	6.9%
Real Estate Investment Trusts	5.8%
Other	8.9%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	Fund Inception (08/31/11)
PIMCO Inflation Response Multi-Asset Fund Institutional Class	6.45%	10.78%	1.52%	0.44%
PIMCO Inflation Response Multi-Asset Fund Class P	6.57%	10.71%	1.45%	0.36%
PIMCO Inflation Response Multi-Asset Fund Class D	6.36%	10.35%	1.08%	0.01%
PIMCO Inflation Response Multi-Asset Fund Class A	6.37%	10.39%	1.11%	0.00%
PIMCO Inflation Response Multi-Asset Fund Class A (adjusted)	0.58%	4.34%	(0.03)%	(1.11)%
PIMCO Inflation Response Multi-Asset Fund Class C	5.86%	9.44%	0.32%	(0.76)%
PIMCO Inflation Response Multi-Asset Fund Class C (adjusted)	4.86%	8.44%	0.32%	(0.76)%
45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	4.32%	7.22%	0.11%	(1.20)%
Lipper Flexible Portfolio Funds Average	5.51%	7.97%	6.68%	5.22%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented, are 1.14% for Institutional Class shares, 1.24% for Class P shares, 1.59% for Class D shares, 1.59% for Class A shares, and 2.34% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark, by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to commodities benefited absolute performance, as commodities posted positive returns.

»	Exposure to residential mortgage-backed securities benefited relative performance, as these securities posted positive returns.

»	An overweight to U.S. real duration concentrated in longer-term maturities benefited relative performance, as longer-term real yields fell.

»	Exposure to U.S. corporate credit within the financial sector benefited relative performance, as these securities posted positive returns.

»	An underweight to U.S. 10-year nominal rates detracted from relative performance, as 10-year nominal yields fell.

»	Long positions in U.S. high yield credit default swaps detracted from relative performance, as high yield credit spreads fell.

»	An underweight to U.K. nominal duration detracted from relative performance, as yields fell.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Real Return Asset Fund
Institutional Class	$1,000.00	$1,071.00	$4.99	$1,000.00	$1,020.53	$4.86	0.95%
Class P	1,000.00	1,070.50	5.51	1,000.00	1,020.02	5.38	1.05
Class D	1,000.00	1,068.70	7.08	1,000.00	1,018.50	6.91	1.35
PIMCO Real Return Limited Duration Fund
Institutional Class	$1,000.00	$1,016.40	$3.32	$1,000.00	$1,022.05	$3.33	0.65%
Class P	1,000.00	1,015.50	3.83	1,000.00	1,021.54	3.84	0.75
Class D	1,000.00	1,012.30	5.35	1,000.00	1,020.02	5.38	1.05
PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$1,052.90	$5.20	$1,000.00	$1,020.27	$5.12	1.00%
Class P	1,000.00	1,052.20	5.72	1,000.00	1,019.77	5.63	1.10
Class D	1,000.00	1,052.10	7.28	1,000.00	1,018.25	7.16	1.40
Class A	1,000.00	1,051.00	7.28	1,000.00	1,018.25	7.16	1.40
Class C	1,000.00	1,046.80	11.15	1,000.00	1,014.45	10.98	2.15

12	PIMCO REAL RETURN STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class	$1,000.00	$1,136.10	$4.06	$1,000.00	$1,021.54	$3.84	0.75%
Class P	1,000.00	1,134.50	4.60	1,000.00	1,021.03	4.35	0.85
Administrative Class	1,000.00	1,134.20	5.41	1,000.00	1,020.27	5.12	1.00
Class D	1,000.00	1,134.70	6.76	1,000.00	1,019.01	6.40	1.25
Class A	1,000.00	1,132.90	6.76	1,000.00	1,019.01	6.40	1.25
Class C	1,000.00	1,127.70	10.78	1,000.00	1,015.21	10.21	2.00
PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$1,064.50	$3.98	$1,000.00	$1,021.49	$3.89	0.76%
Class P	1,000.00	1,065.70	4.50	1,000.00	1,020.98	4.40	0.86
Class D	1,000.00	1,063.60	6.33	1,000.00	1,019.21	6.19	1.21
Class A	1,000.00	1,063.70	6.33	1,000.00	1,019.21	6.19	1.21
Class C	1,000.00	1,058.60	10.23	1,000.00	1,015.41	10.01	1.96

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Benchmark Descriptions

Index*	Description

45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	The benchmark is a blend of 45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index. Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Bloomberg Barclays Inflation Notes Index. Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Bloomberg Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures.

Bloomberg Barclays U.S. TIPS: 1-5 Year Index	Bloomberg Barclays U.S. TIPS: 1-5 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 5 years.

Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index	Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years.

Credit Suisse Commodity Benchmark Index	The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

* It is not possible to invest directly in an unmanaged index.

14	PIMCO REAL RETURN STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Real Return Asset Fund
Institutional Class
04/01/2016 - 09/30/2016+	$8.22	$0.22	$0.36	$0.58	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2016	8.52	0.22	(0.36)	(0.14)	(0.14)	0.00	(0.02)	(0.16)
03/31/2015	8.04	(0.07)	0.69	0.62	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.69	0.14	(1.22)	(1.08)	(0.16)	(0.39)	(0.02)	(0.57)
03/31/2013	11.45	0.38	0.99	1.37	(0.30)	(2.83)	0.00	(3.13)
03/31/2012	11.27	0.41	1.87	2.28	(0.38)	(1.72)	0.00	(2.10)
Class P
04/01/2016 - 09/30/2016+	8.22	0.18	0.40	0.58	(0.08)	0.00	0.00	(0.08)
03/31/2016	8.52	0.21	(0.36)	(0.15)	(0.13)	0.00	(0.02)	(0.15)
03/31/2015	8.04	0.01	0.60	0.61	(0.13)	0.00	0.00	(0.13)
03/31/2014	9.69	0.20	(1.29)	(1.09)	(0.15)	(0.39)	(0.02)	(0.56)
03/31/2013	11.45	0.23	1.13	1.36	(0.29)	(2.83)	0.00	(3.12)
03/31/2012	11.27	0.20	2.07	2.27	(0.37)	(1.72)	0.00	(2.09)
Class D
04/01/2016 - 09/30/2016+	8.22	0.11	0.45	0.56	(0.06)	0.00	0.00	(0.06)
03/31/2016	8.52	0.16	(0.34)	(0.18)	(0.10)	0.00	(0.02)	(0.12)
10/31/2014 - 03/31/2015	8.42	(0.16)	0.27	0.11	(0.01)	0.00	0.00	(0.01)

PIMCO Real Return Limited Duration Fund
Institutional Class
04/01/2016 - 09/30/2016+	$9.89	$0.19	$(0.03)	$0.16	$(0.16)	$0.00	$0.00	$(0.16)
06/30/2015 - 03/31/2016	10.00	0.05	(0.02)	0.03	(0.13)	0.00	(0.01)	(0.14)
Class P
04/01/2016 - 09/30/2016+	9.89	0.19	(0.04)	0.15	(0.15)	0.00	0.00	(0.15)
06/30/2015 - 03/31/2016	10.00	0.04	(0.01)	0.03	(0.13)	0.00	(0.01)	(0.14)
Class D
04/01/2016 - 09/30/2016+	9.89	0.07	0.05	0.12	(0.12)	0.00	0.00	(0.12)
06/30/2015 - 03/31/2016	10.00	0.02	0.01	0.03	(0.13)	0.00	(0.01)	(0.14)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
04/01/2016 - 09/30/2016+	$8.05	$0.13	$0.29	$0.42	$(0.05)	$0.00	$0.00	$(0.05)
03/31/2016~	8.34	0.13	0.09	0.22	(0.47)	0.00	(0.04)	(0.51)
03/31/2015~	8.68	0.08	2.32	2.40	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.40	0.06	(0.92)	(0.86)	(0.76)	(0.10)	0.00	(0.86)
03/31/2013~	10.20	0.14	2.04	2.18	(1.44)	(0.54)	0.00	(1.98)
03/31/2012~	9.52	0.20	2.34	2.54	(1.50)	(0.36)	0.00	(1.86)
Class P
04/01/2016 - 09/30/2016+	7.91	0.12	0.29	0.41	(0.05)	0.00	0.00	(0.05)
03/31/2016~	8.20	0.11	0.11	0.22	(0.47)	0.00	(0.04)	(0.51)
03/31/2015~	8.58	(0.04)	2.40	2.36	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.28	0.14	(1.00)	(0.86)	(0.74)	(0.10)	0.00	(0.84)
03/31/2013~	10.16	0.04	2.12	2.16	(1.50)	(0.54)	0.00	(2.04)
03/31/2012~	9.50	0.16	2.36	2.52	(1.50)	(0.36)	0.00	(1.86)
Class D
04/01/2016 - 09/30/2016+	7.35	0.10	0.28	0.38	(0.04)	0.00	0.00	(0.04)
03/31/2016~	7.68	0.08	0.09	0.17	(0.46)	0.00	(0.04)	(0.50)
03/31/2015~	8.18	(0.06)	2.28	2.22	(2.72)	0.00	0.00	(2.72)
03/31/2014~	9.84	0.10	(0.94)	(0.84)	(0.72)	(0.10)	0.00	(0.82)
03/31/2013~	9.78	(0.02)	2.06	2.04	(1.44)	(0.54)	0.00	(1.98)
03/31/2012~	9.22	0.14	2.26	2.40	(1.48)	(0.36)	0.00	(1.84)

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.72	7.10%	$296,957	0.95	%*	0.95	%*	0.55	%*	0.55	%*	5.24	%*	79%
8.22	(1.60)	1,555,418	0.73		0.73		0.55		0.55		2.75		107
8.52	7.73	3,225,556	0.61		0.61		0.55		0.55		(0.86)		99
8.04	(11.12)	392,481	0.58		0.58		0.55		0.55		1.69		123
9.69	11.22	389,932	0.62		0.62		0.55		0.55		3.21		97
11.45	20.86	2,429,237	0.58		0.58		0.55		0.55		3.38		239

8.72	7.05	8,870	1.05	*	1.05	*	0.65	*	0.65	*	4.23	*	79
8.22	(1.70)	4,791	0.83		0.83		0.65		0.65		2.63		107
8.52	7.62	6,002	0.71		0.71		0.65		0.65		0.23		99
8.04	(11.21)	4,228	0.68		0.68		0.65		0.65		2.32		123
9.69	11.11	15,296	0.72		0.72		0.65		0.65		1.97		97
11.45	20.75	15,545	0.68		0.68		0.65		0.65		1.70		239

8.72	6.87	7,412	1.35	*	1.35	*	0.95	*	0.95	*	2.49	*	79
8.22	(1.98)	1,988	1.13		1.13		0.95		0.95		1.96		107
8.52	1.29	947	1.01	*	1.01	*	0.95	*	0.95	*	(5.22	)*	99

$9.89	1.64%	$3,243	0.65	%*	0.66	%*	0.40	%*	0.41	%*	3.82	%*	22%
9.89	0.36	3,132	0.60	*	3.16	*	0.39	*	2.95	*	0.67	*	42

9.89	1.55	10	0.75	*	0.76	*	0.50	*	0.51	*	3.74	*	22
9.89	0.35	10	0.70	*	3.26	*	0.49	*	3.05	*	0.59	*	42

9.89	1.23	71	1.05	*	1.06	*	0.80	*	0.81	*	1.49	*	22
9.89	0.29	10	1.00	*	3.56	*	0.79	*	3.35	*	0.29	*	42

$8.42	5.29%	$867,947	1.00	%*	1.00	%*	0.74	%*	0.74	%*	3.03	%*	74%
8.05	4.35	838,998	0.94		0.94		0.74		0.74		1.64		100
8.34	29.93	1,613,938	0.80		0.80		0.74		0.74		0.85		202
8.68	(7.40)	2,714,060	0.78		0.78		0.74		0.74		0.76		81
10.40	23.03	715,661	0.80		0.80		0.74		0.74		1.29		71
10.20	29.63	2,021,170	0.78		0.78		0.74		0.74		2.08		287

8.27	5.22	89,521	1.10	*	1.10	*	0.84	*	0.84	*	2.88	*	74
7.91	4.35	80,346	1.04		1.04		0.84		0.84		1.45		100
8.20	29.71	122,308	0.90		0.90		0.84		0.84		(0.53)		202
8.58	(7.47)	77,956	0.88		0.88		0.84		0.84		1.53		81
10.28	22.94	183,403	0.90		0.90		0.84		0.84		0.32		71
10.16	29.41	53,415	0.88		0.88		0.84		0.84		1.66		287

7.69	5.21	207,261	1.40	*	1.40	*	1.14	*	1.14	*	2.60	*	74
7.35	3.90	184,754	1.34		1.34		1.14		1.14		1.13		100
7.68	29.37	264,640	1.20		1.20		1.14		1.14		(0.70)		202
8.18	(7.69)	182,144	1.18		1.18		1.14		1.14		1.26		81
9.84	22.67	485,211	1.20		1.20		1.14		1.14		(0.10)		71
9.78	28.91	143,245	1.18		1.18		1.14		1.14		1.39		287

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RealEstateRealReturn Strategy Fund (Cont.)
Class A
04/01/2016 - 09/30/2016+	$7.31	$0.10	$0.27	$0.37	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2016~	7.64	0.08	0.09	0.17	(0.46)	0.00	(0.04)	(0.50)
03/31/2015~	8.16	(0.04)	2.24	2.20	(2.72)	0.00	0.00	(2.72)
03/31/2014~	9.82	0.08	(0.92)	(0.84)	(0.72)	(0.10)	0.00	(0.82)
03/31/2013~	9.76	0.00	2.04	2.04	(1.44)	(0.54)	0.00	(1.98)
03/31/2012~	9.20	0.16	2.24	2.40	(1.48)	(0.36)	0.00	(1.84)
Class C
04/01/2016 - 09/30/2016+	6.41	0.06	0.24	0.30	(0.02)	0.00	0.00	(0.02)
03/31/2016~	6.80	0.02	0.06	0.08	(0.44)	0.00	(0.03)	(0.47)
03/31/2015~	7.50	(0.10)	2.08	1.98	(2.68)	0.00	0.00	(2.68)
03/31/2014~	9.12	0.02	(0.86)	(0.84)	(0.68)	(0.10)	0.00	(0.78)
03/31/2013~	9.16	(0.06)	1.90	1.84	(1.34)	(0.54)	0.00	(1.88)
03/31/2012~	8.74	0.10	2.10	2.20	(1.42)	(0.36)	0.00	(1.78)

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class
04/01/2016 - 09/30/2016+	$5.37	$0.04	$0.69	$0.73	$(0.01)	$0.00	$0.00	$(0.01)
03/31/2016	7.22	0.07	(1.80)	(1.73)	(0.12)	0.00	0.00	(0.12)
03/31/2015	11.19	0.01	(3.55)	(3.54)	(0.42)	(0.01)	0.00	(0.43)
03/31/2014	11.07	(0.03)	0.20	0.17	(0.04)	(0.01)	0.00	(0.05)
03/31/2013	11.14	0.04	(0.04)	0.00	(0.06)	(0.01)	0.00	(0.07)
03/31/2012	14.55	0.04	(1.26)	(1.22)	(2.19)	0.00	0.00	(2.19)
Class P
04/01/2016 - 09/30/2016+	5.35	0.04	0.68	0.72	(0.01)	0.00	0.00	(0.01)
03/31/2016	7.18	0.07	(1.80)	(1.73)	(0.10)	0.00	0.00	(0.10)
03/31/2015	11.14	(0.00)^	(3.53)	(3.53)	(0.42)	(0.01)	0.00	(0.43)
03/31/2014	11.03	0.07	0.08	0.15	(0.03)	(0.01)	0.00	(0.04)
03/31/2013	11.11	0.04	(0.05)	(0.01)	(0.06)	(0.01)	0.00	(0.07)
03/31/2012	14.53	0.02	(1.25)	(1.23)	(2.19)	0.00	0.00	(2.19)
Administrative Class
04/01/2016 - 09/30/2016+	5.36	0.04	0.68	0.72	(0.01)	0.00	0.00	(0.01)
03/31/2016	7.21	0.05	(1.79)	(1.74)	(0.11)	0.00	0.00	(0.11)
07/31/2014 - 03/31/2015	11.05	(0.03)	(3.49)	(3.52)	(0.31)	(0.01)	0.00	(0.32)
Class D
04/01/2016 - 09/30/2016+	5.31	0.03	0.68	0.71	(0.00)^	0.00	0.00	(0.00)^
03/31/2016	7.16	0.03	(1.78)	(1.75)	(0.10)	0.00	0.00	(0.10)
03/31/2015	11.11	(0.04)	(3.51)	(3.55)	(0.39)	(0.01)	0.00	(0.40)
03/31/2014	11.02	0.17	(0.06)	0.11	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	11.08	(0.01)	(0.04)	(0.05)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2012	14.50	(0.01)	(1.26)	(1.27)	(2.15)	0.00	0.00	(2.15)
Class A
04/01/2016 - 09/30/2016+	5.31	0.03	0.68	0.71	(0.01)	0.00	0.00	(0.01)
03/31/2016	7.14	0.04	(1.78)	(1.74)	(0.09)	0.00	0.00	(0.09)
03/31/2015	11.09	(0.04)	(3.52)	(3.56)	(0.38)	(0.01)	0.00	(0.39)
03/31/2014	11.00	(0.30)	0.41	0.11	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	11.07	(0.01)	(0.04)	(0.05)	(0.01)	(0.01)	0.00	(0.02)
03/31/2012	14.50	(0.02)	(1.25)	(1.27)	(2.16)	0.00	0.00	(2.16)
Class C
04/01/2016 - 09/30/2016+	5.17	0.01	0.65	0.66	(0.00)^	0.00	0.00	(0.00)^
03/31/2016	6.97	(0.01)	(1.73)	(1.74)	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.86	(0.11)	(3.44)	(3.55)	(0.33)	(0.01)	0.00	(0.34)
03/31/2014	10.84	(0.03)	0.06	0.03	(0.00)^	(0.01)	0.00	(0.01)
03/31/2013	10.98	(0.09)	(0.04)	(0.13)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2012	14.43	(0.10)	(1.25)	(1.35)	(2.10)	0.00	0.00	(2.10)

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets End of Year or Period (000s)	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$7.64	5.10%	$257,071	1.40	%*	1.40	%*	1.14	%*	1.14	%*	2.63%*	74%
7.31	3.93	249,860	1.34		1.34		1.14		1.14		1.11	100
7.64	29.19	316,532	1.20		1.20		1.14		1.14		(0.43)	202
8.16	(7.64)	273,498	1.18		1.18		1.14		1.14		1.02	81
9.82	22.69	445,903	1.20		1.20		1.14		1.14		0.06	71
9.76	28.92	154,084	1.18	(c)	1.18	(c)	1.14	(c)	1.14	(c)	1.62	287

6.69	4.68	112,383	2.15	*	2.15	*	1.89	*	1.89	*	1.93 *	74
6.41	3.01	148,934	2.09		2.09		1.89		1.89		0.32	100
6.80	28.56	185,060	1.95		1.95		1.89		1.89		(1.26)	202
7.50	(8.46)	141,413	1.93		1.93		1.89		1.89		0.22	81
9.12	21.85	193,746	1.95		1.95		1.89		1.89		(0.73)	71
9.16	27.99	59,015	1.93	(c)	1.93	(c)	1.89	(c)	1.89	(c)	1.10	287

$6.09	13.61%	$2,099,239	0.75	%*	0.92	%*	0.74	%*	0.91	%*	1.42%*	117%
5.37	(24.24)	2,066,517	0.77		0.95		0.74		0.92		1.03	229
7.22	(32.30)	2,634,842	0.74		0.90		0.74		0.90		0.06	118
11.19	1.59	4,117,810	0.74		0.87		0.74		0.87		(0.24)	102
11.07	0.03	3,317,933	0.74		0.88		0.74		0.88		0.35	107
11.14	(8.28)	4,023,057	0.74		0.88		0.74		0.88		0.37	66

6.06	13.45	158,896	0.85	*	1.02	*	0.84	*	1.01	*	1.35 *	117
5.35	(24.31)	172,294	0.87		1.05		0.84		1.02		1.04	229
7.18	(32.41)	1,135,868	0.84		1.00		0.84		1.00		(0.04)	118
11.14	1.45	2,242,249	0.84		0.97		0.84		0.97		0.70	102
11.03	(0.03)	1,033,837	0.84		0.98		0.84		0.98		0.39	107
11.11	(8.35)	173,960	0.84		0.98		0.84		0.98		0.15	66

6.07	13.42	8,597	1.00	*	1.17	*	0.99	*	1.16	*	1.25 *	117
5.36	(24.41)	5,778	1.02		1.20		0.99		1.17		0.78	229
7.21	(32.24)	5,199	0.99	*	1.15	*	0.99	*	1.15	*	(0.53)*	118

6.02	13.47	129,552	1.25	*	1.42	*	1.24	*	1.41	*	0.95 *	117
5.31	(24.74)	138,598	1.27		1.45		1.24		1.42		0.53	229
7.16	(32.62)	226,952	1.24		1.40		1.24		1.40		(0.46)	118
11.11	1.07	143,097	1.24		1.37		1.24		1.37		1.59	102
11.02	(0.39)	41,048	1.24		1.38		1.24		1.38		(0.10)	107
11.08	(8.74)	48,311	1.24		1.38		1.24		1.38		(0.10)	66

6.01	13.29	42,208	1.25	*	1.42	*	1.24	*	1.41	*	0.94 *	117
5.31	(24.53)	36,444	1.27		1.45		1.24		1.42		0.57	229
7.14	(32.73)	56,741	1.24		1.40		1.24		1.40		(0.42)	118
11.09	1.03	127,945	1.24		1.37		1.24		1.37		(2.83)	102
11.00	(0.39)	76,254	1.24		1.38		1.24		1.38		(0.12)	107
11.07	(8.74)	43,978	1.24		1.38		1.24		1.38		(0.13)	66

5.83	12.77	10,259	2.00	*	2.17	*	1.99	*	2.16	*	0.19 *	117
5.17	(25.11)	9,166	2.02		2.20		1.99		2.17		(0.21)	229
6.97	(33.21)	14,124	1.99		2.15		1.99		2.15		(1.20)	118
10.86	0.31	19,754	1.99		2.12		1.99		2.12		(0.28)	102
10.84	(1.17)	8,214	1.99		2.13		1.99		2.13		(0.83)	107
10.98	(9.41)	7,696	1.99		2.13		1.99		2.13		(0.81)	66

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class
04/01/2016 - 09/30/2016+	$8.22	$0.16	$0.37	$0.53	$0.00	$0.00	$0.00	$0.00
03/31/2016	8.79	0.18	(0.51)	(0.33)	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.62	0.14	(0.21)	(0.07)	(0.76)	0.00	0.00	(0.76)
03/31/2014	10.27	0.01	(0.61)	(0.60)	(0.04)	(0.01)	0.00	(0.05)
03/31/2013	9.85	0.03	0.61	0.64	(0.15)	(0.07)	0.00	(0.22)
08/31/2011 - 03/31/2012	10.00	0.00 ^	0.00	0.00 ^	(0.15)	0.00	0.00	(0.15)
Class P
04/01/2016 - 09/30/2016+	8.22	0.15	0.39	0.54	0.00	0.00	0.00	0.00
03/31/2016	8.79	0.19	(0.52)	(0.33)	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.63	0.15	(0.24)	(0.09)	(0.75)	0.00	0.00	(0.75)
03/31/2014	10.28	0.01	(0.63)	(0.62)	(0.02)	(0.01)	0.00	(0.03)
03/31/2013	9.85	(0.01)	0.65	0.64	(0.14)	(0.07)	0.00	(0.21)
08/31/2011 - 03/31/2012	10.00	0.04	(0.04)	0.00	(0.15)	0.00	0.00	(0.15)
Class D
04/01/2016 - 09/30/2016+	8.17	0.13	0.39	0.52	0.00	0.00	0.00	0.00
03/31/2016	8.75	0.18	(0.55)	(0.37)	(0.21)	0.00	0.00	(0.21)
03/31/2015	9.60	0.10	(0.23)	(0.13)	(0.72)	0.00	0.00	(0.72)
03/31/2014	10.26	(0.03)	(0.61)	(0.64)	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	9.85	(0.01)	0.61	0.60	(0.12)	(0.07)	0.00	(0.19)
08/31/2011 - 03/31/2012	10.00	(0.01)	0.00	(0.01)	(0.14)	0.00	0.00	(0.14)
Class A
04/01/2016 - 09/30/2016+	8.16	0.14	0.38	0.52	0.00	0.00	0.00	0.00
03/31/2016	8.73	0.16	(0.52)	(0.36)	(0.21)	0.00	0.00	(0.21)
03/31/2015	9.58	0.09	(0.22)	(0.13)	(0.72)	0.00	0.00	(0.72)
03/31/2014	10.24	(0.02)	(0.63)	(0.65)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2013	9.83	(0.02)	0.61	0.59	(0.11)	(0.07)	0.00	(0.18)
08/31/2011 - 03/31/2012	10.00	(0.01)	(0.01)	(0.02)	(0.15)	0.00	0.00	(0.15)
Class C
04/01/2016 - 09/30/2016+	8.02	0.10	0.37	0.47	0.00	0.00	0.00	0.00
03/31/2016	8.60	0.09	(0.50)	(0.41)	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.47	0.03	(0.22)	(0.19)	(0.68)	0.00	0.00	(0.68)
03/31/2014	10.19	(0.09)	(0.62)	(0.71)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2013	9.80	(0.09)	0.61	0.52	(0.06)	(0.07)	0.00	(0.13)
08/31/2011 - 03/31/2012	10.00	(0.06)	(0.01)	(0.07)	(0.13)	0.00	0.00	(0.13)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
†	Reflects an amount rounding to less than 0.005%.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(d)	Effective October 1, 2015, the Fund’s advisory fee was decreased by 0.21% to an annual rate of 0.44%.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expenses and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.75	6.45%	$997,252	0.76	%*	0.98	%*	0.60	%*	0.82	%*	3.70	%*	81%
8.22	(3.67)	953,864	0.82	(d)	1.11	(d)	0.66	(d)	0.95	(d)	2.18		290
8.79	(0.67)	632,959	0.84		1.17		0.77		1.10		1.49		383
9.62	(5.89)	708,819	0.75		1.03		0.75		1.03		0.12		80
10.27	6.57	206,779	0.67		1.00		0.67		1.00		0.26		292
9.85	0.09	35,497	0.67	*	1.16	*	0.67	*	1.16	*	0.00	*†	235

8.76	6.57	6,879	0.86	*	1.08	*	0.70	*	0.92	*	3.54	*	81
8.22	(3.77)	990	0.92	(d)	1.21	(d)	0.76	(d)	1.05	(d)	2.25		290
8.79	(0.88)	1,493	0.94		1.27		0.87		1.20		1.52		383
9.63	(6.02)	3,547	0.85		1.13		0.85		1.13		0.10		80
10.28	6.55	5,012	0.77		1.10		0.77		1.10		(0.13)		292
9.85	0.08	298	0.77	*	1.26	*	0.77	*	1.26	*	0.77	*	235

8.69	6.36	10,061	1.21	*	1.43	*	1.05	*	1.27	*	3.07	*	81
8.17	(4.21)	7,927	1.27	(d)	1.56	(d)	1.11	(d)	1.40	(d)	2.16		290
8.75	(1.21)	15,026	1.29		1.62		1.22		1.55		1.05		383
9.60	(6.29)	18,822	1.20		1.48		1.20		1.48		(0.27)		80
10.26	6.07	41,055	1.12		1.45		1.12		1.45		(0.05)		292
9.85	(0.03)	1,398	1.12	*	1.61	*	1.12	*	1.61	*	(0.23	)*	235

8.68	6.37	8,949	1.21	*	1.43	*	1.05	*	1.27	*	3.27	*	81
8.16	(4.07)	9,403	1.27	(d)	1.56	(d)	1.11	(d)	1.40	(d)	1.91		290
8.73	(1.23)	12,005	1.29		1.62		1.22		1.55		0.99		383
9.58	(6.33)	12,677	1.20		1.48		1.20		1.48		(0.21)		80
10.24	6.06	16,391	1.12		1.45		1.12		1.45		(0.19)		292
9.83	(0.16)	2,102	1.12	*	1.61	*	1.12	*	1.61	*	(0.26	)*	235

8.49	5.86	2,197	1.96	*	2.18	*	1.80	*	2.02	*	2.43	*	81
8.02	(4.78)	1,618	2.02	(d)	2.31	(d)	1.86	(d)	2.15	(d)	1.16		290
8.60	(1.97)	2,401	2.04		2.37		1.97		2.30		0.31		383
9.47	(6.98)	3,140	1.95		2.23		1.95		2.23		(0.97)		80
10.19	5.30	4,177	1.87		2.20		1.87		2.20		(0.90)		292
9.80	(0.61)	762	1.87	*	2.36	*	1.87	*	2.36	*	(1.14	)*	235

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:
Investments, at value
Investments in securities*	$556,740	$4,351	$2,293,200
Investments in Affiliates	16,467	202	5,188
Financial Derivative Instruments
Exchange-traded or centrally cleared	832	5	2,419
Over the counter	8,633	20	26,998
Cash	0	178	1
Deposits with counterparty	1,166	42	3,004
Foreign currency, at value	1,681	3	2,173
Receivable for investments sold	19,307	31	4,229
Receivable for investments sold on a delayed-delivery basis	458	0	319
Receivable for TBA investments sold	34,819	0	34,826
Receivable for Fund shares sold	354	0	1,069
Interest and/or dividends receivable	1,863	6	4,370
Dividends receivable from Affiliates	5	0	1
Total Assets	642,325	4,838	2,377,797

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$192,505	$0	$485,291
Payable for sale-buyback transactions	29,980	1,366	132,593
Payable for short sales	3,222	0	3,222
Financial Derivative Instruments
Exchange-traded or centrally cleared	470	1	1,253
Over the counter	24,762	47	28,887
Payable for investments purchased	11,856	98	7,108
Payable for investments in Affiliates purchased	5	0	1
Payable for investments purchased on a delayed-delivery basis	0	0	3,318
Payable for TBA investments purchased	52,522	0	126,818
Deposits from counterparty	2,854	0	35,199
Payable for Fund shares redeemed	10,699	0	18,618
Overdraft due to custodian	49	0	0
Accrued investment advisory fees	84	1	671
Accrued supervisory and administrative fees	71	1	427
Accrued distribution fees	1	0	121
Accrued servicing fees	0	0	81
Other liabilities	6	0	6
Total Liabilities	329,086	1,514	843,614

Net Assets	$313,239	$3,324	$1,534,183

Net Assets Consist of:
Paid in capital	$393,532	$3,354	$1,584,490
Undistributed (overdistributed) net investment income	11,174	(17)	(40,081)
Accumulated undistributed net realized (loss)	(85,833)	(27)	(32,792)
Net unrealized appreciation (depreciation)	(5,634)	14	22,566

Net Assets	$313,239	$3,324	$1,534,183

Cost of investments in securities	$544,375	$4,286	$2,262,439
Cost of investments in Affiliates	$16,467	$202	$5,188
Cost of foreign currency held	$1,672	$3	$2,132
Proceeds received on short sales	$3,210	$0	$3,210
Cost or premiums of financial derivative instruments, net	$351	$2	$1,631

* Includes repurchase agreements of:	$719	$0	$662

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:
Institutional Class	$296,957	$3,243	$867,947
Class P	8,870	10	89,521
Class D	7,412	71	207,261
Class A	N/A	N/A	257,071
Class C	N/A	N/A	112,383

Shares Issued and Outstanding:
Institutional Class	34,046	328	103,051
Class P	1,017	1	10,821
Class D	850	7	26,966
Class A	N/A	N/A	33,628
Class C	N/A	N/A	16,787

Net Asset Value Per Share Outstanding:
Institutional Class	$8.72	$9.89	$8.42
Class P	8.72	9.89	8.27
Class D	8.72	9.89	7.69
Class A	N/A	N/A	7.64
Class C	N/A	N/A	6.69

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Consolidated Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Assets:
Investments, at value
Investments in securities*	$1,991,303	$1,224,443
Investments in Affiliates	578,473	110,590
Financial Derivative Instruments
Exchange-traded or centrally cleared	19,654	8,483
Over the counter	148,304	21,953
Cash	10,602	0
Deposits with counterparty	8,532	5,092
Foreign currency, at value	1,519	3,026
Receivable for investments sold	2,457	4,286
Receivable for investments sold on a delayed-delivery basis	553	0
Receivable for TBA investments sold	12,715	4,280
Receivable for Fund shares sold	1,342	1,132
Interest and/or dividends receivable	3,607	3,317
Dividends receivable from Affiliates	568	295
Reimbursement receivable from PIMCO	310	117
Total Assets	2,779,939	1,387,014

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$224,847
Payable for sale-buyback transactions	0	62,907
Payable for short sales	5,371	4,296
Financial Derivative Instruments
Exchange-traded or centrally cleared	18,560	8,642
Over the counter	58,169	22,215
Payable for investments purchased	111,447	5,076
Payable for investments in Affiliates purchased	568	295
Payable for investments purchased on a delayed-delivery basis	0	2,156
Payable for TBA investments purchased	30,527	19,787
Deposits from counterparty	83,394	10,663
Payable for Fund shares redeemed	21,179	124
Overdraft due to custodian	0	6
Accrued investment advisory fees	1,247	390
Accrued supervisory and administrative fees	664	261
Accrued distribution fees	36	4
Accrued servicing fees	11	3
Other liabilities	15	4
Total Liabilities	331,188	361,676

Net Assets	$2,448,751	$1,025,338

Net Assets Consist of:
Paid in capital	$2,226,569	$1,031,010
(Overdistributed) net investment income	(22,226)	(4,917)
Accumulated undistributed net realized gain (loss)	123,172	(460)
Net unrealized appreciation (depreciation)	121,236	(295)

Net Assets	$2,448,751	$1,025,338

Cost of investments in securities	$1,959,653	$1,197,364
Cost of investments in Affiliates	$578,402	$126,451
Cost of foreign currency held	$1,529	$2,991
Proceeds received on short sales	$5,350	$4,280
Cost or premiums of financial derivative instruments, net	$(3,159)	$1,760

* Includes repurchase agreements of:	$389,754	$85,306

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Net Assets:
Institutional Class	$2,099,239	$997,252
Class P	158,896	6,879
Administrative Class	8,597	N/A
Class D	129,552	10,061
Class A	42,208	8,949
Class C	10,259	2,197

Shares Issued and Outstanding:
Institutional Class	344,975	113,920
Class P	26,213	785
Administrative Class	1,416	N/A
Class D	21,532	1,157
Class A	7,026	1,031
Class C	1,759	259

Net Asset Value Per Share Outstanding:
Institutional Class	$6.09	$8.75
Class P	6.06	8.76
Administrative Class	6.07	N/A
Class D	6.02	8.69
Class A	6.01	8.68
Class C	5.83	8.49

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Statements of Operations

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:
Interest	$28,428	$72	$26,699
Dividends	0	0	4,281
Dividends from Investments in Affiliates	114	1	91
Total Income	28,542	73	31,071

Expenses:
Investment advisory fees	1,390	3	3,784
Supervisory and administrative fees	1,164	4	2,416
Distribution and/or servicing fees - Class D	3	0	253
Distribution fees - Class C	0	0	484
Servicing fees - Class A	0	0	323
Servicing fees - Class C	0	0	161
Trustee fees	6	0	5
Interest expense	1,871	4	1,975
Total Expenses	4,434	11	9,401

Net Investment Income	24,108	62	21,670

Net Realized Gain (Loss):
Investments in securities	71,113	8	5,614
Investments in Affiliates	13	0	23
Exchange-traded or centrally cleared financial derivative instruments	(30,580)	(9)	(16,272)
Over the counter financial derivative instruments	8,060	11	90,400
Foreign currency	468	(2)	(1,043)

Net Realized Gain	49,074	8	78,722

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(15,548)	25	8,992
Investments in Affiliates	(7)	0	(24)
Exchange-traded or centrally cleared financial derivative instruments	13,683	(16)	6,058
Over the counter financial derivative instruments	(7,660)	(27)	(41,914)
Foreign currency assets and liabilities	(684)	0	579

Net Change in Unrealized (Depreciation)	(10,216)	(18)	(26,309)

Net Increase in Net Assets Resulting from Operations	$62,966	$52	$74,083

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Investment Income:
Interest, net of foreign taxes*	$24,636	$18,800
Dividends	0	1,840
Dividends from Investments in Affiliates	2,262	1,634
Total Income	26,898	22,274

Expenses:
Investment advisory fees	7,583	2,673
Supervisory and administrative fees	4,036	1,465
Distribution and/or servicing fees - Administrative Class	11	0
Distribution and/or servicing fees - Class D	172	10
Distribution fees - Class C	38	7
Servicing fees - Class A	51	12
Servicing fees - Class C	13	2
Trustee fees	9	4
Interest expense	182	801
Total Expenses	12,095	4,974
Waiver and/or Reimbursement by PIMCO	(2,155)	(1,129)
Net Expenses	9,940	3,845

Net Investment Income	16,958	18,429

Net Realized Gain (Loss):
Investments in securities	21,321	12,291
Investments in Affiliates	239	(3)
Exchange-traded or centrally cleared financial derivative instruments	(39,708)	(9,631)
Over the counter financial derivative instruments	238,577	32,998
Foreign currency	(2,764)	(336)

Net Realized Gain	217,665	35,319

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	21,209	10,336
Investments in Affiliates	(53)	2,211
Exchange-traded or centrally cleared financial derivative instruments	37,518	6,486
Over the counter financial derivative instruments	43,718	(10,974)
Foreign currency assets and liabilities	171	20

Net Change in Unrealized Appreciation	102,563	8,079

Net Increase in Net Assets Resulting from Operations	$337,186	$61,827

* Foreign tax withholdings	$1	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Statements of Changes in Net Assets

	PIMCO Real Return Asset Fund		PIMCO Real Return Limited Duration Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Inception date through March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$24,108	$71,625	$62	$15	$21,670	$27,062
Net realized gain (loss)	49,074	(133,618)	8	(35)	78,722	(37,771)
Net change in unrealized appreciation (depreciation)	(10,216)	(58,069)	(18)	32	(26,309)	3,403

Net Increase (Decrease) in Net Assets Resulting from Operations	62,966	(120,062)	52	12	74,083	(7,306)

Distributions to Shareholders:
From net investment income
Institutional Class	(5,786)	(44,035)	(52)	(42)	(5,590)	(88,774)
Class P	(63)	(80)	(0)	(0)	(556)	(6,384)
Class D	(20)	(27)	(0)	(0)	(1,109)	(15,003)
Class A	0	0	0	0	(1,408)	(20,077)
Class C	0	0	0	0	(339)	(12,978)
Tax basis return of capital
Institutional Class	0	(7,923)	0	(3)	0	(6,347)
Class P	0	(16)	0	(0)	0	(456)
Class D	0	(6)	0	(0)	0	(1,026)
Class A	0	0	0	0	0	(1,361)
Class C	0	0	0	0	0	(811)

Total Distributions(a)	(5,869)	(52,087)	(52)	(45)	(9,002)	(153,217)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(1,306,055)	(1,498,159)	172	3,185	(33,790)	(839,063)

Total Increase (Decrease) in Net Assets	(1,248,958)	(1,670,308)	172	3,152	31,291	(999,586)

Net Assets:
Beginning of period	1,562,197	3,232,505	3,152	0	1,502,892	2,502,478
End of period*	$313,239	$1,562,197	$3,324	$3,152	$1,534,183	$1,502,892

* Including undistributed (overdistributed) net investment income of:	$11,174	$(7,065)	$(17)	$(27)	$(40,081)	$(52,749)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

**	See Note 13 in the Notes to Financial Statements.

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Strategy Fund		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$16,958	$28,782	$18,429	$15,809
Net realized gain (loss)	217,665	(665,969)	35,319	(33,022)
Net change in unrealized appreciation (depreciation)	102,563	(10,294)	8,079	11,966

Net Increase (Decrease) in Net Assets Resulting from Operations	337,186	(647,481)	61,827	(5,247)

Distributions to Shareholders:
From net investment income
Institutional Class	(3,550)	(32,649)	0	(21,273)
Class P	(283)	(13,483)	0	(34)
Administrative Class	(15)	(80)	0	0
Class D	(117)	(2,934)	0	(275)
Class A	(38)	(740)	0	(269)
Class C	(0)	(120)	0	(41)
Class R^	0	(22)	0	(11)

Total Distributions(a)	(4,003)	(50,028)	0	(21,903)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(313,229)	(948,942)	(10,291)	336,589

Total Increase (Decrease) in Net Assets	19,954	(1,646,451)	51,536	309,439

Net Assets:
Beginning of period	2,428,797	4,075,248	973,802	664,363
End of period*	$2,448,751	$2,428,797	$1,025,338	$973,802

* Including (overdistributed) net investment income of:	$(22,226)	$(35,181)	$(4,917)	$(23,346)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class R Shares liquidated at the close of business on January 22, 2016.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

**	See Note 13 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Statements of Cash Flows

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase in net assets resulting from operations	$62,966	$52	$74,083

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(1,231,138)	(944)	(1,639,457)
Proceeds from sales of long-term securities	3,237,988	1,235	1,735,876
Proceeds from sales of short-term portfolio investments, net	60,230	140	100,789
Decrease in deposits with counterparty	1,829	10	605
(Increase) decrease in receivable for investments sold	177,241	(31)	74,026
(Increase) decrease in interest and/or dividends receivable	11,099	2	(48)
Decrease in dividends receivable from Affiliates	7	0	106
Payments on exchange-traded or centrally cleared financial derivative instruments	(18,959)	(31)	(12,132)
Proceeds from over the counter financial derivative instruments	6,760	11	87,619
(Decrease) in payable for investments purchased	(47,970)	(60)	58,523
(Decrease) in deposits from counterparty	(4,222)	0	(63,837)
Increase (decrease) in accrued investment advisory fees	(331)	0	68
Increase (decrease) in accrued supervisory and administrative fees	(276)	0	41
Increase (decrease) in accrued distribution fees	1	0	(9)
(Decrease) in accrued servicing fees	0	0	(1)
Proceeds from short sales transactions, net	3,210	0	3,210
Payments on foreign currency transactions	(216)	(2)	(1,062)
Increase in other liabilities	3	0	3
Net Realized (Gain) Loss
Investments in securities	(71,113)	(8)	(5,614)
Investments in Affiliates	(13)	0	(23)
Exchange-traded or centrally cleared financial derivative instruments	30,580	9	16,272
Over the counter financial derivative instruments	(8,060)	(11)	(90,400)
Foreign currency	(468)	2	1,043
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	15,548	(25)	(8,992)
Investments in Affiliates	7	0	24
Exchange-traded or centrally cleared financial derivative instruments	(13,683)	16	(6,058)
Over the counter financial derivative instruments	7,660	27	41,914
Foreign currency assets and liabilities	684	0	(579)
Net amortization (accretion) on investments	2,709	(5)	3,875

Net Cash Provided by Operating Activities	2,222,073	387	369,865

Cash Flows (Used for) Financing Activities:
Proceeds from shares sold	40,301	120	242,802
Payments on shares redeemed	(1,404,647)	0	(282,082)
Increase (decrease) in overdraft due to custodian	49	0	0
Cash dividend paid*	(4)	0	(411)
Proceeds from reverse repurchase agreements	3,847,021	16,119	2,828,999
Payments on reverse repurchase agreements	(4,698,025)	(16,940)	(3,294,859)
Proceeds from sale-buyback transactions	906,139	2,830	751,196
Payments on sale-buyback transactions	(916,539)	(2,495)	(618,603)

Net Cash (Used for) Financing Activities	(2,225,705)	(366)	(372,958)

Net Increase (Decrease) in Cash and Foreign Currency	(3,632)	21	(3,093)

Cash and Foreign Currency:
Beginning of period	5,313	160	5,267
End of period	$1,681	$181	$2,174

* Reinvestment of distributions	$5,865	$52	$8,591

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during period	$2,235	$6	$2,358

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands)	PIMCO Inflation Response Multi-Asset Fund

Cash Flows (Used for) Operating Activities:

Net increase in net assets resulting from operations	$61,827

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash (Used for) Operating Activities:
Purchases of long-term securities	(956,461)
Proceeds from sales of long-term securities	966,219
Purchases from sales of short-term portfolio investments, net	(21,382)
(Increase) in deposits with counterparty	(180)
Decrease in receivable for investments sold	23,961
Decrease in interest and/or dividends receivable	1,170
(Increase) in dividends receivable from Affiliates	(56)
Payments on exchange-traded or centrally cleared financial derivative instruments	(2,534)
Proceeds from over the counter financial derivative instruments	31,007
(Increase) in reimbursement receivable from PIMCO	(12)
(Decrease) in payable for investments purchased	(64,765)
(Decrease) in deposits from counterparty	(4,964)
(Decrease) in accrued investment advisory fees	(1)
Increase in accrued supervisory and administrative fees	25
Increase in accrued distribution fees	2
Increase in accrued servicing fees	1
Proceeds from short sales transactions, net	4,280
Payments on foreign currency transactions	(316)
Increase in other liabilities	3
Net Realized (Gain) Loss
Investments in securities	(12,291)
Investments in Affiliates	3
Exchange-traded or centrally cleared financial derivative instruments	9,631
Over the counter financial derivative instruments	(32,998)
Foreign currency	336
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(10,336)
Investments in Affiliates	(2,211)
Exchange-traded or centrally cleared financial derivative instruments	(6,486)
Over the counter financial derivative instruments	10,974
Foreign currency assets and liabilities	(20)
Net amortization (accretion) on investments	(1,365)

Net Cash (Used for) Operating Activities	(6,939)

Cash Flows Received from Financing Activities:
Proceeds from shares sold	72,404
Payments on shares redeemed	(83,055)
Increase in overdraft due to custodian	6
Proceeds from reverse repurchase agreements	1,351,636
Payments on reverse repurchase agreements	(1,396,864)
Proceeds from sale-buyback transactions	422,998
Payments on sale-buyback transactions	(360,786)

Net Cash Received from Financing Activities	6,339

Net (Decrease) in Cash and Foreign Currency	(600)

Cash and Foreign Currency:
Beginning of period	3,626
End of period	$3,026

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$682

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Schedule of Investments PIMCO Real Return Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.7%

CORPORATE BONDS & NOTES 3.8%

BANKING & FINANCE 2.6%
Ally Financial, Inc.
3.250% due 02/13/2018		$1,350	$1,367
Bank of America Corp.
4.125% due 01/22/2024		2,000	2,173
BRFkredit A/S
2.000% due 10/01/2017	DKK	1,000	154
CIT Group, Inc.
4.250% due 08/15/2017		$100	102
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,700	1,318
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	10,500	1,591
2.000% due 04/01/2017		6,900	1,054
Vornado Realty LP
2.500% due 06/30/2019		$500	507

			8,266

INDUSTRIALS 0.8%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	442
Sabine Pass LNG LP
7.500% due 11/30/2016		$450	454
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		1,500	1,534

			2,430

UTILITIES 0.4%
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	100	113
3.750% due 01/14/2021		100	110
6.250% due 12/14/2026	GBP	100	121
8.375% due 05/23/2021		$900	988

			1,332

Total Corporate Bonds & Notes (Cost $12,803)			12,028

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae, TBA
3.000% due 11/01/2046		10,000	10,374
3.500% due 10/01/2031 - 11/01/2046		10,000	10,543
Freddie Mac
0.805% due 09/25/2031		45	44
0.885% due 10/25/2029		315	312
10.871% due 05/15/2035		39	45
Small Business Administration
5.902% due 02/10/2018		75	79

Total U.S. Government Agencies (Cost $21,388)			21,397

U.S. TREASURY OBLIGATIONS 131.3%
U.S. Treasury Bonds
2.250% due 08/15/2046		230	227
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (g)(i)		9,911	10,023
0.125% due 04/15/2019		359	366
0.125% due 04/15/2021		5,178	5,291
0.125% due 07/15/2022		9,178	9,409
0.125% due 01/15/2023 (i)		209	212
0.125% due 07/15/2024 (i)		527	536
0.125% due 07/15/2026		422	427
0.250% due 01/15/2025 (i)		2,012	2,053
0.375% due 07/15/2023 (i)		27,249	28,284
0.375% due 07/15/2025		6,271	6,489
0.625% due 01/15/2026		152	160
0.625% due 02/15/2043 (i)		3,329	3,361

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.750% due 02/15/2042 (e)		$51,440	$53,356
1.000% due 02/15/2046		1,117	1,243
1.250% due 07/15/2020 (i)		353	378
1.375% due 02/15/2044 (e)(i)		30,224	36,082
1.750% due 01/15/2028 (i)		2,688	3,155
1.875% due 07/15/2019 (g)(i)		1,240	1,332
2.125% due 02/15/2040 (e)		30,419	40,691
2.125% due 02/15/2041 (e)(i)		35,330	47,705
2.375% due 01/15/2025		6,371	7,606
2.500% due 01/15/2029 (e)		50,675	64,522
3.625% due 04/15/2028 (e)		24,699	34,196
3.875% due 04/15/2029 (e)		25,764	37,233
U.S. Treasury Notes
1.125% due 08/31/2021		16,000	15,987
2.125% due 09/30/2021 (i)		300	313
2.125% due 12/31/2021 (i)		500	523

Total U.S. Treasury Obligations (Cost $399,105)			411,160

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Adjustable Rate Mortgage Trust
2.909% due 01/25/2036 ^		213	188
3.162% due 11/25/2035 ^		448	380
Banc of America Funding Ltd.
0.785% due 10/03/2039		12	12
Banc of America Funding Trust
3.056% due 03/20/2036		277	257
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		54	53
2.430% due 09/25/2035		282	290
3.000% due 12/25/2035 ^		419	326
3.040% due 05/25/2035		64	63
Countrywide Alternative Loan Trust
1.507% due 12/25/2035		312	252
2.985% due 02/25/2037 ^		301	261
GMAC Mortgage Corp. Loan Trust
3.164% due 11/19/2035		342	319
3.833% due 06/19/2035		639	626
GSR Mortgage Loan Trust
3.007% due 09/25/2035		95	97
HomeBanc Mortgage Trust
0.795% due 10/25/2035		66	61
Marche Mutui SRL
0.108% due 02/25/2055	EUR	315	352
1.953% due 01/27/2064		1,082	1,226
Merrill Lynch Mortgage Investors Trust
1.185% due 09/25/2029		$341	338
Residential Accredit Loans, Inc. Trust
0.705% due 06/25/2046		218	97
Residential Asset Securitization Trust
0.975% due 12/25/2036 ^		436	116
5.000% due 08/25/2019		54	55
6.250% due 10/25/2036 ^		297	266
Structured Adjustable Rate Mortgage Loan Trust
3.268% due 07/25/2035 ^		186	160
Thornburg Mortgage Securities Trust
1.265% due 09/25/2044		287	265
Wachovia Mortgage Loan Trust LLC
2.933% due 10/20/2035		217	194
WaMu Mortgage Pass-Through Certificates Trust
0.795% due 12/25/2045		132	124
2.785% due 09/25/2033		105	106
Wells Fargo Mortgage-Backed Securities Trust
2.932% due 07/25/2034		146	148

Total Non-Agency Mortgage-Backed Securities (Cost $6,641)			6,632

ASSET-BACKED SECURITIES 2.1%
ACE Securities Corp. Home Equity Loan Trust
0.585% due 10/25/2036		55	32
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		400	400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
1.525% due 10/25/2037		$1,190	$1,118
Credit-Based Asset Servicing and Securitization LLC
0.585% due 11/25/2036		27	17
MASTR Specialized Loan Trust
1.724% due 07/25/2035		1,417	1,220
Morgan Stanley Mortgage Loan Trust
2.495% due 11/25/2036 ^		888	433
Residential Asset Mortgage Products Trust
1.499% due 04/25/2034		1,565	1,383
Securitized Asset-Backed Receivables LLC Trust
0.815% due 11/25/2035		1,420	1,361
Soundview Home Loan Trust
0.585% due 11/25/2036		364	153
VOLT LLC
3.500% due 06/26/2045		433	435

Total Asset-Backed Securities (Cost $6,830)			6,552

SOVEREIGN ISSUES 22.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,700	1,984
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (b)	BRL	19,800	5,897
0.000% due 04/01/2017 (b)		42,800	12,367
France Government International Bond
2.250% due 07/25/2020 (c)	EUR	926	1,193
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (c)		5,922	7,804
Japan Government International Bond
0.100% due 09/10/2024 (c)	JPY	99,500	1,034
0.100% due 03/10/2026 (c)		418,165	4,363
Mexico Government International Bond
4.500% due 12/04/2025 (c)	MXN	14,470	857
4.500% due 11/22/2035 (c)		6,529	402
4.750% due 06/14/2018		17,587	899
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	518	395
2.500% due 09/20/2035 (c)		1,314	1,070
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	959
4.750% due 04/17/2019	EUR	1,039	1,063
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	1,358	2,090
0.125% due 03/22/2026 (c)		17,321	27,532
0.125% due 11/22/2065 (c)		243	772

Total Sovereign Issues (Cost $69,807)			70,681

SHORT-TERM INSTRUMENTS 9.0%

REPURCHASE AGREEMENTS (d) 0.2%
			719

JAPAN TREASURY BILLS 8.0%
(0.324) % due 10/11/2016 - 01/10/2017 (a)(b)	JPY	2,530,000	24,963

U.S. TREASURY BILLS 0.8%
0.474% due 03/02/2017 - 03/09/2017 (a)(b)(i)		$2,612	2,608

Total Short-Term Instruments (Cost $27,801)			28,290

Total Investments in Securities (Cost $544,375)			556,740

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.3%

SHORT-TERM INSTRUMENTS 5.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III	1,665,702	$16,467

Total Short-Term Instruments (Cost $16,467)		16,467

Total Investments in Affiliates (Cost $16,467)		16,467

Total Investments 183.0% (Cost $560,842)		$573,207

Financial Derivative Instruments (f)(h) (5.0)% (Cost or Premiums, net $351)		(15,767)

Other Assets and Liabilities, net (78.0)%		(244,201)

Net Assets 100.0%		$313,239

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$719	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(740)	$719	$719

Total Repurchase Agreements						$(740)	$719	$719

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BSN	0.600%	08/01/2016	10/31/2016	$(10,614)	$(10,626)
	0.600	08/03/2016	10/05/2016	(16,512)	(16,528)
	0.600	08/03/2016	10/28/2016	(21,573)	(21,595)
	0.610	08/08/2016	10/28/2016	(23,817)	(23,839)
	0.620	04/11/2016	10/11/2016	(15,824)	(15,871)
GRE	0.640	09/13/2016	10/24/2016	(7,623)	(7,626)
	0.710	09/12/2016	10/12/2016	(9,472)	(9,476)
RDR	0.600	07/19/2016	10/19/2016	(43,436)	(43,491)
	0.600	08/10/2016	10/19/2016	(38,003)	(38,037)
	0.610	07/07/2016	10/07/2016	(3,147)	(3,152)
	0.610	07/11/2016	10/11/2016	(2,261)	(2,264)

Total Reverse Repurchase Agreements					$(192,505)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.350%	09/26/2016	10/03/2016	$(15,983)	$(15,984)
	0.960	09/19/2016	10/19/2016	(8,177)	(8,180)
	0.960	09/20/2016	10/20/2016	(5,813)	(5,816)

Total Sale-Buyback Transactions					$(29,980)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(622,498) at a weighted average interest rate of 0.582%.
(4)	Payable for sale-buyback transactions includes $(6) of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2046	$ 3,000	$(3,210)	$(3,222)

Total Short Sales				$(3,210)	$(3,222)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(e)	Securities with an aggregate market value of $225,147 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BSN	$0	$(88,459)	$0	$(88,459)	$87,912	$(547)
GRE	0	(17,102)	0	(17,102)	17,201	99
RDR	0	(86,944)	0	(86,944)	86,345	(599)
SSB	719	0	0	719	(740)	(21)

Master Securities Forward Transaction Agreement
GSC	0	0	(29,980)	(29,980)	29,942	(38)

Total Borrowings and Other Financing Transactions	$719	$(192,505)	$(29,980)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(181,879)	$(10,626)	$0	$(192,505)

Total	$0	$(181,879)	$(10,626)	$0	$(192,505)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(29,980)	0	0	(29,980)

Total	$0	$(29,980)	$0	$0	$(29,980)

Total Borrowings	$0	$(211,859)	$(10,626)	$0	$(222,485)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(222,485)

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note January Futures	$111.000	12/23/2016	201	$2	$0
Call - CBOT U.S. Treasury 5-Year Note December Futures	127.500	11/25/2016	756	6	6
Put - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/25/2016	484	4	1
Call - CBOT U.S. Treasury 10-Year Note January Futures	150.000	12/23/2016	132	1	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	215.000	11/25/2016	212	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	130.000	11/25/2016	151	1	0

				$16	$7

Total Purchased Options				$16	$7

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/21/2016	21	$(7)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	131.500	10/21/2016	17	(6)	(7)

				$(13)	$(8)

Total Written Options				$(13)	$(8)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	54	$(4)	$1	$0
Call Options Strike @ EUR 134.750 on Euro-Bobl December Futures	Long	11/2016	6	0	0	0
Call Options Strike @ EUR 176.500 on Euro-Bund 10-Year Bond December Futures	Long	11/2016	25	0	0	0
Euro-Bobl December Futures	Short	12/2016	6	(3)	1	0
Euro-BTP Italy Government Bond December Futures	Short	12/2016	53	4	25	(19)
Euro-Bund 10-Year Bond December Futures	Short	12/2016	2	(2)	1	0
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	24	(42)	12	(1)
Japan Government 10-Year Bond December Futures	Short	12/2016	4	(27)	2	(1)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,525	49	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	430	7	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,525	(254)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	430	(24)	0	0
U.S. Treasury 2-Year Note December Futures	Short	12/2016	201	20	19	0
U.S. Treasury 5-Year Note December Futures	Short	12/2016	260	(69)	55	0
U.S. Treasury 10-Year Note December Futures	Short	12/2016	117	27	56	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	182	480	267	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	151	(568)	0	(325)
United Kingdom Long Gilt December Futures	Short	12/2016	80	103	94	0

Total Futures Contracts				$(303)	$533	$(346)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$17,200	$(787)	$(141)	$0	$(108)
CDX.IG-26 5-Year Index	(1.000)	06/20/2021	5,100	(73)	(10)	0	(8)

				$(860)	$(151)	$0	$(116)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR *	0.996%	04/05/2018	$	600	$0	$0	$0	$0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		16,400	(220)	40	31	0
Receive	3-Month USD-LIBOR *	2.300	04/21/2026		13,400	(337)	(281)	46	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		11,400	(286)	(241)	39	0
Receive	3-Month USD-LIBOR *	2.000	07/27/2026		400	(4)	(3)	1	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026		4,850	(14)	(7)	17	0
Receive	3-Month USD-LIBOR *	2.400	12/07/2026		6,100	(163)	11	22	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		1,780	(179)	18	18	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2019	GBP	7,450	(18)	(5)	3	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		14,400	86	(234)	78	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		1,300	(344)	(342)	37	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	130,000	(95)	(41)	0	0

						$(1,574)	$(1,085)	$292	$0

Total Swap Agreements						$(2,434)	$(1,236)	$292	$(116)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(g)	Securities with an aggregate market value of $2,934 and cash of $1,166 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$7	$533	$292	$832		$(8)	$(346)	$(116)	$(470)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2016		$908	NZD	1,240	$0	$(5)
BOA	10/2016	BRL	28,525		$7,533	3	(1,242)
	10/2016	DKK	13		2	0	0
	10/2016	GBP	19,337		25,584	520	0
	10/2016	JPY	673,388		6,465	11	(189)
	10/2016		$8,731	BRL	28,526	40	0
	04/2017	DKK	7,051		$1,068	0	(6)
	04/2017		$2	DKK	13	0	0
BPS	10/2016	BRL	32,450		$9,184	12	(805)
	10/2016	GBP	7,588		10,053	218	0
	10/2016	JPY	260,000		2,484	0	(83)
	10/2016		$9,824	BRL	32,450	154	0
	10/2016		34,536	GBP	26,546	0	(129)

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2016	GBP	26,546		$34,554	$126	$0
	01/2017	BRL	26,500		6,102	0	(1,828)
	01/2017	DKK	10,605		1,623	16	0
	04/2017	BRL	9,000		2,559	0	(68)
BRC	10/2016		854		263	1	0
	10/2016		$261	BRL	854	2	0
	11/2016	TWD	197,205		$6,159	0	(159)
CBK	10/2016	BRL	10,100		2,447	0	(659)
	10/2016	DKK	2,275		342	0	(2)
	10/2016	JPY	380,000		3,629	0	(122)
	10/2016	MXN	20,387		1,123	73	0
	10/2016		$3,111	BRL	10,100	0	(6)
	11/2016	PLN	1,083		$283	0	0
DUB	10/2016	BRL	54,670		16,841	31	0
	10/2016		$16,611	BRL	54,670	200	0
	11/2016		166	PLN	640	1	0
	01/2017	BRL	32,400		$7,488	0	(2,209)
GLM	10/2016		854		261	0	(1)
	10/2016	JPY	1,906,880		19,010	205	0
	10/2016		$263	BRL	854	0	0
	10/2016		19,906	EUR	17,757	41	0
	10/2016		806	JPY	81,700	0	0
	10/2016		798	MXN	15,715	11	0
	11/2016	EUR	17,611		$19,766	0	(44)
	01/2017	BRL	54,300		12,704	0	(3,547)
	01/2017	JPY	1,110,000		10,971	0	(26)
HUS	10/2016	CNH	21,947		3,280	0	(6)
	10/2016		$10,749	CNH	71,672	0	(18)
	10/2016		154	DKK	1,020	0	0
	11/2016		114	PLN	443	1	0
	11/2016		4,577	TWD	140,903	0	(63)
	01/2017	COP	1,081,477		$354	0	(14)
	01/2017		$166	DKK	1,105	1	0
	10/2017	DKK	1,020		$156	0	0
IND	10/2016	BRL	12,200		3,758	7	0
	10/2016		$3,682	BRL	12,200	69	0
	04/2017	BRL	13,000		$3,722	0	(72)
JPM	10/2016	AUD	2,101		1,584	0	(24)
	10/2016	BRL	34,500		8,566	0	(2,043)
	10/2016	CNH	22,407		3,369	14	0
	10/2016	NZD	2,825		2,050	0	(7)
	10/2016		$10,511	BRL	34,500	105	(8)
	10/2016		353	DKK	2,375	6	0
	10/2016		495	EUR	442	1	0
	10/2016		2,430	MXN	46,438	0	(39)
	11/2016	INR	73,142		$1,083	0	(10)
	01/2017	BRL	47,500		11,174	0	(3,041)
	01/2017	CNH	39,848		5,757	0	(183)
	01/2017		$12,036	BRL	39,900	0	(95)
	04/2017	BRL	20,800		$5,962	0	(108)
	10/2017	DKK	1,040		159	0	0
MSB	10/2016	BRL	67,646		18,242	40	(2,598)
	10/2016	EUR	18,518		20,945	143	0
	10/2016		$20,838	BRL	67,646	0	(38)
	11/2016		8,738		28,525	0	(41)
	01/2017		28,260		101,000	1,966	0
SCX	10/2016	CNH	51,942		$7,956	178	0
	10/2016		$6,372	JPY	641,667	0	(44)
	11/2016	JPY	641,667		$6,380	45	0
	01/2017	CNH	40,300		5,862	0	(145)
SOG	10/2016	JPY	210,000		1,990	0	(81)
	01/2017		$4,036	CNH	27,217	21	0
TOR	01/2017	BRL	32,000		$7,316	0	(2,261)
UAG	10/2016	CNH	10,886		1,628	0	(2)
	10/2016		$8,296	CNH	55,237	0	(25)
	10/2016		359	EUR	319	0	(1)
	10/2016		12,760	JPY	1,286,900	6	(74)
	11/2016		3,138	INR	212,442	36	0

Total Forward Foreign Currency Contracts						$4,304	$(22,171)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD	$1.350	10/03/2016	EUR	11,000	$1	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$	125,700	$109	$15
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017		60,200	29	23
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		3,800	381	490
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		3,800	381	245
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		16,800	1,146	461
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016		49,100	358	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		240,300	214	29
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017		149,500	67	24
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017		95,300	51	31
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018		13,800	157	124
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018		17,200	200	144
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		12,800	1,178	508
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		3,900	390	160
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		3,900	409	170
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		4,500	424	220
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		2,200	220	284
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		2,200	220	142
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017		167,100	84	44

								$6,018	$3,114

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.500% due 12/01/2046	$84.000	12/06/2016	$8,000	$1	$0

Total Purchased Options					$6,020	$3,114

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	12/21/2016		$3,300	$(3)	$(4)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625	11/16/2016	EUR	3,000	(3)	(3)

							$(6)	$(7)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC GBP versus USD	$	1.370	11/04/2016	GBP	1,490	$(14)	$(1)
GLM	Call - OTC USD versus BRL	BRL	3.400	10/06/2016	$	1,187	(8)	0
	Put - OTC USD versus MXN	MXN	19.000	10/27/2016		960	(7)	(9)
	Put - OTC USD versus MXN		18.750	11/01/2016		950	(5)	(5)
JPM	Call - OTC EUR versus USD	$	1.150	11/16/2016	EUR	709	(7)	(2)
SCX	Put - OTC EUR versus USD		1.085	11/03/2016		1,160	(5)	(1)
	Put - OTC EUR versus USD		1.090	11/16/2016		920	(7)	(2)
SOG	Put - OTC EUR versus USD		1.100	11/16/2016		630	(6)	(3)

							$(59)	$(23)

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$ 93,600	$(834)	$(4)
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	600	(6)	(1)
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR 9,000	(409)	(60)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$ 4,100	(30)	(1)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	29,800	(337)	(238)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	13,300	(246)	(132)

						$(1,864)	$(436)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$	84,000	$(1,183)	$(447)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	10/07/2016		3,000	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.550	10/07/2016		3,000	(9)	(4)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		59,500	(1,181)	(443)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018		18,200	(391)	(144)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018		18,200	(410)	(151)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		21,300	(427)	(202)

								$(3,607)	$(1,391)

Total Written Options								$(5,536)	$(1,857)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		533		(224)		(111)		(160)		38
Notional Amount in $		$744,900		$392,877		$(324,290)		$(265,860)		$(192,330)		$355,297
Notional Amount in AUD	AUD	0	AUD	3,440	AUD	(3,440)	AUD	0	AUD	0	AUD	0
Notional Amount in EUR	EUR	37,730	EUR	97,749	EUR	(32,510)	EUR	(64,750)	EUR	(22,800)	EUR	15,419
Notional Amount in GBP	GBP	0	GBP	1,590	GBP	0	GBP	(100)	GBP	0	GBP	1,490
Premiums		$(6,718)		$(1,970)		$1,780		$788		$571		$(5,549)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.924%	$ 1,000	$(17)	$19	$2	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR 420	(3)	4	1	0
CBK	Brazil Government International Bond	1.000	06/20/2021	2.449	$ 200	(17)	4	0	(13)
	Mexico Government International Bond	1.000	06/20/2021	1.520	200	(5)	0	0	(5)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.449	300	(26)	7	0	(19)
	Mexico Government International Bond	1.000	06/20/2021	1.520	2,300	(59)	6	0	(53)
GST	Greece Government International Bond	1.000	12/20/2016	11.84	100	(7)	5	0	(2)
HUS	Mexico Government International Bond	1.000	06/20/2021	1.520	700	(18)	2	0	(16)
NGF	Russia Government International Bond	1.000	06/20/2021	1.996	500	(31)	9	0	(22)

						$(183)	$56	$3	$(130)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	3-Month USD-CPURNSA	1.500%	01/15/2017		$7,850	$0	$(4)	$0	$(4)
	Pay	3-Month USD-CPURNSA	1.510	01/15/2017		6,400	0	(3)	0	(3)
	Pay	3-Month USD-CPURNSA	2.000	04/15/2017		4,650	0	(7)	0	(7)
	Receive	3-Month USD-CPURNSA	1.010	10/16/2017		3,100	0	29	29	0
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018		2,100	0	3	3	0
BPS	Receive	3-Month EUR-EXT-CPI	0.550	10/15/2017	EUR	700	0	(2)	0	(2)
CBK	Pay	1-Month GBP-UKRPI	3.300	12/15/2030	GBP	4,670	41	15	56	0
	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018	EUR	12,900	0	(64)	0	(64)
	Receive	3-Month EUR-EXT-CPI	0.655	08/15/2018		400	(1)	(1)	0	(2)
	Receive	3-Month EUR-EXT-CPI	0.640	09/15/2018		300	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		600	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		5,900	0	26	26	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		2,400	0	15	15	0
DUB	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017		1,400	(2)	(3)	0	(5)
	Receive	3-Month EUR-EXT-CPI	0.605	09/15/2018		700	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		1,500	1	(6)	0	(5)
	Receive	3-Month USD-CPURNSA	2.500	07/15/2022		$900	6	(111)	0	(105)
	Receive	3-Month USD-CPURNSA	2.560	05/08/2023		1,700	0	(207)	0	(207)
FBF	Pay	1-Month GBP-UKRPI	3.140	04/15/2031	GBP	500	0	(22)	0	(22)
	Pay	1-Month GBP-UKRPI	3.335	04/15/2035		4,900	3	182	185	0
GLM	Receive	3-Month EUR-EXT-CPI	0.650	09/15/2018	EUR	500	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA	2.415	02/12/2017		$1,800	0	(93)	0	(93)
	Pay	3-Month USD-CPURNSA	2.060	05/12/2025		22,700	0	732	732	0
JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	1,300	0	24	24	0
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	1,300	0	(5)	0	(5)
	Pay	3-Month USD-CPURNSA	1.512	01/15/2017		$6,300	0	(2)	0	(2)
	Pay	3-Month USD-CPURNSA	2.000	04/15/2017		4,700	(3)	(4)	0	(7)
	Receive	3-Month USD-CPURNSA	1.550	07/26/2021		2,000	0	20	20	0
	Receive	3-Month USD-CPURNSA	1.602	09/12/2021		770	0	4	4	0
	Pay	3-Month USD-CPURNSA	1.730	07/26/2026		2,000	0	(30)	0	(30)
	Pay	3-Month USD-CPURNSA	1.801	09/12/2026		770	0	(5)	0	(5)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	2,700	0	118	118	0
	Receive	3-Month EUR-EXT-CPI	0.622	09/15/2018	EUR	800	0	(3)	0	(3)
	Pay	3-Month USD-CPURNSA	1.805	09/20/2026		$300	0	(2)	0	(2)
RYL	Pay	3-Month EUR-FRCPI	1.140	08/15/2026	EUR	2,900	1	(14)	0	(13)
SOG	Receive	3-Month EUR-EXT-CPI	0.680	10/15/2018		500	0	(2)	0	(2)
UAG	Receive	3-Month EUR-EXT-CPI	0.525	10/15/2017		2,800	1	(8)	0	(7)
	Receive	3-Month EUR-EXT-CPI	0.610	09/15/2018		500	0	(2)	0	(2)

							$47	$561	$1,212	$(604)

Total Swap Agreements							$(136)	$617	$1,215	$(734)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(i)	Securities with an aggregate market value of $14,749 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
AZD	$0	$0	$0	$0	$(5)	$0	$0	$(5)	$(5)	$0	$(5)
BOA	574	0	35	609	(1,437)	0	(14)	(1,451)	(842)	282	(560)
BPS	526	0	0	526	(2,913)	(7)	(2)	(2,922)	(2,396)	2,703	307
BRC	3	0	0	3	(159)	(1)	0	(160)	(157)	0	(157)
CBK	73	38	97	208	(789)	(4)	(87)	(880)	(672)	0	(672)

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
DUB	$232	$1,196	$0	$1,428	$(2,209)	$(448)	$(396)	$(3,053)	$(1,625)	$1,651	$26
FBF	0	0	185	185	0	0	(22)	(22)	163	(320)	(157)
GLM	257	53	732	1,042	(3,618)	(78)	(95)	(3,791)	(2,749)	1,574	(1,175)
GST	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
HUS	2	0	0	2	(101)	0	(16)	(117)	(115)	280	165
IND	76	0	0	76	(72)	0	0	(72)	4	0	4
JPM	126	0	48	174	(5,558)	(373)	(49)	(5,980)	(5,806)	5,867	61
MSB	2,149	0	0	2,149	(2,677)	0	0	(2,677)	(528)	333	(195)
MYC	0	1,357	118	1,475	0	(940)	(5)	(945)	530	(840)	(310)
NGF	0	426	0	426	0	0	(22)	(22)	404	(460)	(56)
RBC	0	44	0	44	0	0	0	0	44	(270)	(226)
RYL	0	0	0	0	0	0	(13)	(13)	(13)	0	(13)
SCX	223	0	0	223	(189)	(3)	0	(192)	31	0	31
SOG	21	0	0	21	(81)	(3)	(2)	(86)	(65)	0	(65)
TOR	0	0	0	0	(2,261)	0	0	(2,261)	(2,261)	2,059	(202)
UAG	42	0	0	42	(102)	0	(9)	(111)	(69)	(360)	(429)

Total Over the Counter	$4,304	$3,114	$1,215	$8,633	$(22,171)	$(1,857)	$(734)	$(24,762)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	533	533
Swap Agreements	0	0	0	0	292	292

	$0	$0	$0	$0	$832	$832

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,304	$0	$4,304
Purchased Options	0	0	0	0	3,114	3,114
Swap Agreements	0	3	0	0	1,212	1,215

	$0	$3	$0	$4,304	$4,326	$8,633

	$0	$3	$0	$4,304	$5,158	$9,465

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	346	346
Swap Agreements	0	116	0	0	0	116

	$0	$116	$0	$0	$354	$470

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,171	$0	$22,171
Written Options	0	7	0	23	1,827	1,857
Swap Agreements	0	130	0	0	604	734

	$0	$137	$0	$22,194	$2,431	$24,762

	$0	$253	$0	$22,194	$2,785	$25,232

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(16)	$(16)
Written Options	0	0	0	0	95	95
Futures	206	0	0	0	(2,386)	(2,180)
Swap Agreements	0	(1,744)	0	0	(26,735)	(28,479)

	$206	$(1,744)	$0	$0	$(29,042)	$(30,580)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(307)	$0	$(307)
Purchased Options	0	0	0	(63)	(2,212)	(2,275)
Written Options	0	233	0	319	(289)	263
Swap Agreements	2,950	125	0	131	7,173	10,379

	$2,950	$358	$0	$80	$4,672	$8,060

	$3,156	$(1,386)	$0	$80	$(24,370)	$(22,520)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(10)	$(10)
Written Options	0	0	0	0	5	5
Futures	15	0	0	0	460	475
Swap Agreements	0	(366)	0	0	13,579	13,213

	$15	$(366)	$0	$0	$14,034	$13,683

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,755)	$0	$(3,755)
Purchased Options	0	0	0	(1)	(419)	(420)
Written Options	0	(39)	0	11	2,419	2,391
Swap Agreements	(164)	(24)	0	0	(5,688)	(5,876)

	$(164)	$(63)	$0	$(3,745)	$(3,688)	$(7,660)

	$(149)	$(429)	$0	$(3,745)	$10,346	$6,023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,266	$0	$8,266
Industrials	0	2,430	0	2,430
Utilities	0	1,332	0	1,332
U.S. Government Agencies	0	21,397	0	21,397
U.S. Treasury Obligations	0	411,160	0	411,160
Non-Agency Mortgage-Backed Securities	0	6,632	0	6,632
Asset-Backed Securities	0	6,552	0	6,552
Sovereign Issues	0	70,681	0	70,681
Short-Term Instruments
Repurchase Agreements	0	719	0	719
Japan Treasury Bills	0	24,963	0	24,963
U.S. Treasury Bills	0	2,608	0	2,608

	$0	$556,740	$0	$556,740

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,467	$0	$0	$16,467

Total Investments	$16,467	$556,740	$0	$573,207

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,222)	$0	$(3,222)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	532	300	0	832
Over the counter	0	8,633	0	8,633

	$532	$8,933	$0	$9,465

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(346)	(124)	0	(470)
Over the counter	0	(24,762)	0	(24,762)

	$(346)	$(24,886)	$0	$(25,232)

Totals	$16,653	$537,565	$0	$554,218

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Real Return Limited Duration Fund

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.9%

CORPORATE BONDS & NOTES 2.8%

BANKING & FINANCE 2.7%
JPMorgan Chase & Co.
7.900% due 04/30/2018 (e)		$10	$10
Nykredit Realkredit A/S
1.000% due 01/01/2017	DKK	260	40
Realkredit Danmark A/S
1.000% due 01/01/2017		260	39

			89

INDUSTRIALS 0.1%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$5	5

Total Corporate Bonds & Notes (Cost $92)			94

U.S. TREASURY OBLIGATIONS 103.2%
U.S. Treasury Bonds
2.500% due 02/15/2046		7	8
2.875% due 08/15/2045		10	11
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (f)		1,551	1,569
0.125% due 04/15/2019		288	293
0.125% due 07/15/2022		1,026	1,051
0.125% due 07/15/2024		51	52
0.375% due 07/15/2025		20	21
0.625% due 01/15/2026		20	21
1.000% due 02/15/2046		1	1
1.250% due 07/15/2020		55	59
1.375% due 07/15/2018		22	23
2.000% due 01/15/2026		90	106
2.375% due 01/15/2025		26	30
2.375% due 01/15/2027		48	59
3.875% due 04/15/2029		15	21
U.S. Treasury Notes
1.625% due 02/15/2026		40	40
1.625% due 05/15/2026		64	64

Total U.S. Treasury Obligations (Cost $3,376)			3,429

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Adjustable Rate Mortgage Trust
3.127% due 08/25/2035		$13	$13
Chase Mortgage Finance Trust
2.661% due 12/25/2035 ^		8	8
Countrywide Home Loan Mortgage Pass-Through Trust
0.815% due 04/25/2035		23	20
GSR Mortgage Loan Trust
2.952% due 01/25/2036 ^		20	19
IndyMac Mortgage Loan Trust
1.365% due 05/25/2034		14	13
JPMorgan Resecuritization Trust
2.026% due 01/26/2037		4	4
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.818% due 06/25/2033		10	9

Total Non-Agency Mortgage-Backed Securities (Cost $84)			86

ASSET-BACKED SECURITIES 1.5%
Citigroup Mortgage Loan Trust, Inc.
0.655% due 08/25/2036		15	14
Countrywide Asset-Backed Certificates
0.725% due 04/25/2036		4	4
0.895% due 06/25/2036		40	32

Total Asset-Backed Securities (Cost $47)			50

SOVEREIGN ISSUES 14.9%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (b)	BRL	540	148
France Government International Bond
2.250% due 07/25/2020 (d)	EUR	122	157
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)		100	115
Mexico Government International Bond
4.500% due 12/04/2025 (d)	MXN	341	20
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,000	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Kingdom Gilt
0.125% due 03/22/2046 (d)	GBP	20	$45

Total Sovereign Issues (Cost $493)			495

SHORT-TERM INSTRUMENTS 5.9%

JAPAN TREASURY BILLS 5.9%
(0.138)% due 10/11/2016 - 01/10/2017 (a)(b)(c)	JPY	20,000	197

Total Short-Term Instruments (Cost $194)			197

Total Investments in Securities (Cost $4,286)			4,351

		SHARES
INVESTMENTS IN AFFILIATES 6.1%

SHORT-TERM INSTRUMENTS 6.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III		20,418	202

Total Short-Term Instruments (Cost $202)			202

Total Investments in Affiliates (Cost $202)			202

Total Investments 137.0% (Cost $4,488)			$4,553

Financial Derivative Instruments (g)(h) (0.7)%
(Cost or Premiums, net $2)			(23)

Other Assets and Liabilities, net (36.3)%			(1,206)

Net Assets 100.0%			$3,324

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
TDM	0.910%	09/20/2016	10/11/2016	$(1,365)	$(1,366)

Total Sale-Buyback Transactions					$(1,366)

(1)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(1,390) at a weighted average interest rate of 0.568%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged as of September 30, 2016:

(f)	Securities with an aggregate market value of $1,369 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (2)
Master Securities Forward Transaction Agreement
TDM	$0	$0	$(1,366)	$(1,366)	$1,369	$3

Total Borrowings and Other Financing Transactions	$0	$0	$(1,366)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(1,366)	$0	$0	$(1,366)

Total Borrowings	$0	$(1,366)	$0	$0	$(1,366)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(1,366)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$113.000	11/25/2016	5	$0	$0
Put - CBOT U.S. Treasury 10-Year Note December Futures	117.000	11/25/2016	1	0	0

				$0	$0

Total Purchased Options				$0	$0

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1	$0	$0	$0
Euro-Bobl December Futures	Short	12/2016	1	(1)	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	3	0	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	3	0	0	0
U.S. Treasury 2-Year Note December Futures	Short	12/2016	2	0	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	5	1	0	(1)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	1	1	0	0

Total Futures Contracts				$1	$0	$(1)

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	$	160	$(6)	$(3)	$0	$0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		70	(3)	0	0	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		90	(5)	(2)	0	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		200	(7)	(6)	1	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		50	(1)	(2)	0	0
Receive	3-Month USD-LIBOR *	1.850	07/20/2026		200	(1)	0	1	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026		15	0	0	0	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		300	(7)	0	2	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047	GBP	40	(11)	(10)	1	0

						$(41)	$(23)	$5	$0

Total Swap Agreements						$(41)	$(23)	$5	$0

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

Cash of $42 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$5	$5	$0	$(1)	$0	$(1)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2016		$3	GBP	2	$0	$0
BOA	10/2016	BRL	430		$104	0	(28)
	10/2016		$132	BRL	430	0	0
BPS	10/2016	BRL	58		$18	0	0
	10/2016		$16	BRL	58	2	0
CBK	10/2016	BRL	449		$138	0	0
	10/2016	MXN	361		20	2	0
	10/2016		$138	BRL	449	0	0
	10/2017	BRL	540		$151	0	0
DUB	10/2016		168		52	0	0
	10/2016		$51	BRL	168	1	0
	01/2017	CNH	55		$8	0	0
	01/2017	DKK	520		78	0	(1)
GLM	10/2016	CNH	114		17	0	0
	10/2016	JPY	2,600		25	0	(1)
	10/2016		$315	EUR	281	1	0
	10/2016		16	JPY	1,600	0	0
	10/2016		8	MXN	157	0	0
	11/2016	EUR	281		$315	0	(1)
	11/2016	TWD	447		14	0	0
HUS	10/2016	CNH	221		33	0	0
	10/2016		$3	CNH	20	0	0
JPM	10/2016	BRL	20		$5	0	(1)
	10/2016	CNH	131		20	0	0
	10/2016		$6	BRL	20	0	0
	11/2016	GBP	46		$60	0	0
	01/2017	JPY	10,000		99	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MSB	10/2016	BRL	225		$63	$0	$(7)
	10/2016	EUR	276		312	2	0
	10/2016		$69	BRL	225	0	0
	01/2017		16	CNH	107	0	0
RYL	10/2016		16		111	0	0
SCX	01/2017	CNH	52		$7	0	0
SOG	10/2016	JPY	10,000		95	0	(4)
UAG	10/2016	EUR	5		6	0	0
	11/2016		$16	INR	1,070	0	0

Total Forward Foreign Currency Contracts						$8	$(43)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$	300	$ 0	$0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		30	2	1
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		600	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017		600	0	0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017		600	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017		500	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018		100	1	1

								$ 5	$2

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$100	$2	$2
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	100	1	1

						$3	$3

Total Purchased Options						$8	$5

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	12/21/2016		$30	$0	$0
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016	EUR	30	0	0

							$0	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC EUR versus USD	$	1.150	11/16/2016	EUR	6	$0	$0
SCX	Put - OTC EUR versus USD		1.085	11/03/2016		10	0	0
SOG	Put - OTC EUR versus USD		1.100	11/16/2016		20	0	0

							$0	$0

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	02/06/2017	$	600	$0	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	02/21/2017		500	0	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018		150	(2)	(1)

								$(2)	$(1)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$	200	$(2)	$(1)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019		200	(1)	(1)

							$(3)	$(2)

Total Written Options							$(5)	$(3)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		4		0		(1)		(3)		0
Notional Amount in $		$180		$2,270		$(180)		$(538)		$(52)		$1,680
Notional Amount in AUD	AUD	0	AUD	10	AUD	(10)	AUD	0	AUD	0	AUD	0
Notional Amount in EUR	EUR	20	EUR	390	EUR	(26)	EUR	(218)	EUR	(100)	EUR	66
Premiums		$(2)		$(7)		$1		$2		$1		$(5)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Mexico Government International Bond	1.000%	06/20/2021	1.520%	$ 20	$(1)	$1	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	3-Month USD-CPURNSA	1.500%	01/15/2017	$	130	$0	$0	$0	$0
	Receive	3-Month USD-CPURNSA	1.715	04/15/2017		190	0	1	1	0
	Pay	3-Month USD-CPURNSA	2.000	04/15/2017		70	0	0	0	0
	Receive	3-Month USD-CPURNSA *	1.580	05/23/2018		100	0	0	0	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	0	6	6	0
JPM	Pay	3-Month USD-CPURNSA	1.762	08/30/2026	$	30	0	(1)	0	(1)
RYL	Pay	3-Month EUR-FRCPI	1.140	08/15/2026	EUR	25	0	0	0	0
SOG	Receive	3-Month USD-CPURNSA	1.700	04/15/2017	$	10	0	0	0	0

							$0	$6	$7	$(1)

Total Swap Agreements							$(1)	$7	$7	$(1)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	47

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (4)
BOA	$0	$0	$1	$1	$(28)	$0	$0	$(28)	$(27)	$0	$(27)
BPS	2	0	0	2	0	0	0	0	2	0	2
CBK	2	0	6	8	0	0	0	0	8	0	8
DUB	1	1	0	2	(1)	(1)	0	(2)	0	0	0
FAR	0	2	0	2	0	(1)	0	(1)	1	0	1
GLM	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
JPM	0	0	0	0	(1)	0	(1)	(2)	(2)	0	(2)
MSB	2	0	0	2	(7)	0	0	(7)	(5)	0	(5)
MYC	0	1	0	1	0	0	0	0	1	0	1
NGF	0	1	0	1	0	(1)	0	(1)	0	0	0
SOG	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)

Total Over the Counter	$8	$5	$7	$20	$(43)	$(3)	$(1)	$(47)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$5	$5

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8	$0	$8
Purchased Options	0	0	0	0	5	5
Swap Agreements	0	0	0	0	7	7

	$0	$0	$0	$8	$12	$20

	$0	$0	$0	$8	$17	$25

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$43	$0	$43
Written Options	0	0	0	0	3	3
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$43	$4	$47

	$0	$0	$0	$43	$5	$48

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	7	0	0	(17)	(10)

	$0	$7	$0	$0	$(16)	$(9)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11	$0	$11
Purchased Options	0	0	0	0	(2)	(2)
Written Options	0	0	0	1	1	2

	$0	$0	$0	$12	$(1)	$11

	$0	$7	$0	$12	$(17)	$2

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(4)	$0	$0	$(12)	$(16)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(26)	$0	$(26)
Written Options	0	0	0	0	3	3
Swap Agreements	0	0	0	0	(4)	(4)

	$0	$0	$0	$(26)	$(1)	$(27)

	$0	$(4)	$0	$(26)	$(13)	$(43)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$89	$0	$89
Industrials	0	5	0	5
U.S. Treasury Obligations	0	3,429	0	3,429
Non-Agency Mortgage-Backed Securities	0	86	0	86
Asset-Backed Securities	0	50	0	50
Sovereign Issues	0	495	0	495
Short-Term Instruments
Japan Treasury Bills	0	197	0	197

	$0	$4,351	$0	$4,351

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$202	$0	$0	$202

Total Investments	$202	$4,351	$0	$4,553

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5	$0	$5
Over the counter	0	20	0	20

	$0	$25	$0	$25

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	(47)	0	(47)

	$(1)	$(47)	$0	$(48)

Totals	$201	$4,329	$0	$4,530

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	49

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.5%

CORPORATE BONDS & NOTES 5.5%

BANKING & FINANCE 4.5%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		$100	$103
Ally Financial, Inc.
2.500% due 03/15/2017 (d)		17,000	16,956
3.250% due 09/29/2017		5,400	5,447
American International Group, Inc.
5.850% due 01/16/2018		800	844
BRFkredit A/S
2.000% due 10/01/2017	DKK	4,800	741
CIT Group, Inc.
5.000% due 05/15/2017		$100	102
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		1,700	1,739
Goldman Sachs Group, Inc.
1.460% due 06/04/2017		6,700	6,710
2.050% due 09/15/2020		7,000	7,044
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,400	2,365
ING Bank NV
2.625% due 12/05/2022		$2,000	2,076
International Lease Finance Corp.
6.250% due 05/15/2019		200	217
7.125% due 09/01/2018		600	656
8.250% due 12/15/2020		200	238
JPMorgan Chase & Co.
2.322% due 03/01/2021		500	513
Lloyds Bank PLC
1.750% due 05/14/2018		4,700	4,715
Navient Corp.
5.500% due 01/15/2019		1,500	1,526
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	6,000	915
2.000% due 10/01/2017		4,800	740
Nykredit Realkredit A/S
1.000% due 07/01/2017		4,600	701
1.000% due 10/01/2017		22,400	3,427
2.000% due 10/01/2017		9,900	1,528
Realkredit Danmark A/S
1.000% due 01/01/2017		11,600	1,757
1.000% due 04/01/2017		6,000	912
2.000% due 04/01/2017		10,200	1,557
2.000% due 01/01/2018		700	109
Santander Holdings USA, Inc.
2.275% due 11/24/2017		$300	303
Toronto-Dominion Bank
2.250% due 03/15/2021		3,000	3,064
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,319

			68,324

INDUSTRIALS 0.4%
AbbVie, Inc.
1.800% due 05/14/2018		200	201
Celgene Corp.
2.300% due 08/15/2018		100	101
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,700	5,200
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		$362	433

			5,935

UTILITIES 0.6%
Petrobras Global Finance BV
3.737% due 03/17/2020		100	98
5.375% due 01/27/2021		9,000	8,933
5.750% due 01/20/2020		100	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Communications, Inc.
9.125% due 03/01/2017	$200	$205

		9,339

Total Corporate Bonds & Notes (Cost $83,910)		83,598

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
1.205% due 02/25/2041	554	559
1.689% due 09/01/2044 - 10/01/2044	37	38
Fannie Mae, TBA
3.000% due 11/01/2046	38,000	39,420
3.500% due 10/01/2031 - 11/01/2046	53,000	55,896
Freddie Mac
1.124% due 12/15/2037	441	442
2.659% due 09/01/2036	148	157
2.671% due 07/01/2036	132	139
2.780% due 10/01/2036	60	63
NCUA Guaranteed Notes
1.079% due 12/08/2020	949	951

Total U.S. Government Agencies (Cost $97,574)		97,665

U.S. TREASURY OBLIGATIONS 106.4%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)(j)	640	664
2.500% due 02/15/2046 (f)	18,310	18,990
2.500% due 05/15/2046	740	768
3.000% due 11/15/2044 (f)(j)	1,400	1,602
3.000% due 11/15/2045 (j)	60	69
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (f)	574,455	580,924
0.125% due 04/15/2019 (f)	330,991	336,764
0.125% due 04/15/2020	91,460	93,298
0.125% due 04/15/2021	23,049	23,552
0.125% due 01/15/2022 (j)	1,425	1,456
0.125% due 07/15/2022	87,504	89,715
0.125% due 01/15/2023 (j)	35,344	35,958
0.125% due 07/15/2024 (j)	4,622	4,698
0.125% due 07/15/2026	1,305	1,322
0.250% due 01/15/2025 (j)	5,730	5,847
0.375% due 07/15/2023	9,483	9,843
0.625% due 07/15/2021	109,923	115,548
0.625% due 01/15/2024	22,494	23,641
0.625% due 01/15/2026 (j)	1,438	1,515
0.750% due 02/15/2042 (j)	288	298
1.250% due 07/15/2020 (h)(j)	18,781	20,085
1.375% due 07/15/2018 (h)(j)	14,720	15,350
1.375% due 02/15/2044 (j)	19,743	23,570
1.625% due 01/15/2018 (h)(j)	10,109	10,424
1.875% due 07/15/2019	47,225	50,743
2.125% due 01/15/2019 (h)(j)	7,622	8,122
2.125% due 02/15/2040 (j)	33	45
2.125% due 02/15/2041 (j)	1,099	1,484
2.375% due 01/15/2025 (j)	21,040	25,119
2.375% due 01/15/2027 (j)	621	763
2.500% due 01/15/2029 (j)	3,676	4,681
3.625% due 04/15/2028	9,493	13,143
U.S. Treasury Notes
1.125% due 08/31/2021	78,700	78,636
1.625% due 05/15/2026 (f)	30,000	30,063
2.125% due 09/30/2021 (j)	1,600	1,672
2.125% due 12/31/2021 (f)	2,500	2,614

Total U.S. Treasury Obligations (Cost $1,610,223)		1,632,986

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	176	180
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035	22	22
2.580% due 08/25/2035	13	13

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.920% due 03/25/2035		$38	$38
3.128% due 03/25/2035		10	10
3.174% due 01/25/2035		184	186
Chase Mortgage Finance Trust
2.661% due 12/25/2035 ^		82	79
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		14	15
2.760% due 09/25/2035		25	25
2.887% due 03/25/2034		132	131
3.040% due 05/25/2035		13	13
Countrywide Alternative Loan Trust
0.695% due 05/25/2047		3,461	2,933
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		249	252
Countrywide Home Loan Reperforming REMIC Trust
0.865% due 06/25/2035		96	86
Credit Suisse First Boston Mortgage Securities Corp.
1.225% due 10/25/2035 ^		696	479
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037		89	89
First Horizon Mortgage Pass-Through Trust
3.090% due 06/25/2035		5,965	5,863
Grecale RMBS SRL
0.203% due 01/27/2061	EUR	11,887	13,346
GS Mortgage Securities Trust
4.592% due 08/10/2043		$1,100	1,201
GSR Mortgage Loan Trust
2.952% due 01/25/2036 ^		202	189
3.007% due 09/25/2035		95	97
Hercules Eclipse PLC
0.764% due 10/25/2018	GBP	92	116
HomeBanc Mortgage Trust
0.795% due 10/25/2035		$221	205
JPMorgan Mortgage Trust
2.896% due 06/25/2035		404	400
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		82	82
Marche Mutui SRL
0.108% due 02/25/2055	EUR	221	247
1.953% due 01/27/2064		760	862
Merrill Lynch Mortgage Investors Trust
2.228% due 10/25/2035		$86	84
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		87	90
Morgan Stanley Capital Trust
6.103% due 06/11/2049		226	232
Paragon Mortgages PLC
0.768% due 01/15/2039	GBP	13,407	15,859
RBSSP Resecuritization Trust
0.724% due 12/26/2036		$2,351	2,146
2.599% due 07/26/2045		2,322	2,322
Residential Asset Securitization Trust
0.925% due 01/25/2046 ^		394	188
Structured Adjustable Rate Mortgage Loan Trust
3.087% due 12/25/2034		268	262
3.210% due 03/25/2036 ^		365	299
Thornburg Mortgage Securities Trust
5.802% due 09/25/2037		294	300
Ulysses European Loan Conduit PLC
0.684% due 07/25/2017	GBP	800	1,023
WaMu Mortgage Pass-Through Certificates Trust
0.795% due 07/25/2045		$1,341	1,278
0.845% due 08/25/2045		6,452	6,023
1.577% due 01/25/2046		2,544	2,452
Wells Fargo Mortgage-Backed Securities Trust
2.894% due 03/25/2036 ^		212	200
3.030% due 10/25/2035		84	82

Total Non-Agency Mortgage-Backed Securities (Cost $63,009)			59,999

ASSET-BACKED SECURITIES 1.8%
Bear Stearns Asset-Backed Securities Trust
2.625% due 03/25/2035		5,864	5,712

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BNC Mortgage Loan Trust
0.655% due 07/25/2037		$750	$716
Citigroup Mortgage Loan Trust, Inc.
0.815% due 10/25/2036		1,000	914
Countrywide Asset-Backed Certificates
0.705% due 07/25/2036		11	12
FBR Securitization Trust
1.265% due 11/25/2035		592	588
Finn Square CLO Ltd.
2.052% due 12/24/2023		900	901
First Franklin Mortgage Loan Trust
1.105% due 09/25/2035		7,000	6,304
Fremont Home Loan Trust
1.015% due 07/25/2035		100	91
GSAMP Trust
1.260% due 09/25/2035 ^		133	120
Hillmark Funding Ltd.
1.061% due 05/21/2021		1,783	1,778
HSI Asset Securitization Corp. Trust
0.795% due 02/25/2036		500	451
Merrill Lynch Mortgage Investors Trust
1.005% due 05/25/2036		233	217
Mountain View Funding CLO Ltd.
0.940% due 04/15/2019		83	83
NovaStar Mortgage Funding Trust
0.995% due 01/25/2036		2,002	1,834
Saxon Asset Securities Trust
1.319% due 03/25/2035 ^		960	888
4.034% due 06/25/2033		162	164
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	2,236	2,452
Soundview Home Loan Trust
0.995% due 11/25/2035		$5,690	4,961
Structured Asset Securities Corp.
1.185% due 02/25/2035		94	86

Total Asset-Backed Securities (Cost $27,441)			28,272

SOVEREIGN ISSUES 6.3%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,100	2,517
Canada Housing Trust
1.850% due 12/15/2016	CAD	19,800	15,131
Denmark Government International Bond
0.100% due 11/15/2023 (c)	DKK	18,297	2,989
France Government International Bond
1.850% due 07/25/2027 (c)	EUR	2,456	3,638
2.250% due 07/25/2020 (c)		658	848
Italy Buoni Poliennali Del Tesoro
1.250% due 09/15/2032 (c)		1,197	1,472
2.350% due 09/15/2024 (c)		11,873	15,647
3.100% due 09/15/2026 (c)		424	603
Japan Government International Bond
0.100% due 03/10/2024 (c)	JPY	306,600	3,163
0.100% due 09/10/2024 (c)		199,000	2,067
0.100% due 03/10/2026 (c)		906,023	9,453
Japan Government International CPI Linked Bond
0.100% due 03/10/2025		259,220	2,697
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	19,834	1,178
4.500% due 11/22/2035 (c)		5,739	353
4.750% due 06/14/2018		59,450	3,040
New Zealand Government International Bond
3.000% due 09/20/2030 (c)	NZD	13,241	11,274

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	2	$2
3.000% due 02/24/2025		2	2
3.000% due 02/24/2026		8	6
3.000% due 02/24/2029		74	55
3.000% due 02/24/2030		65	47
3.000% due 02/24/2031		424	301
3.000% due 02/24/2032		62	43
3.000% due 02/24/2033		47	32
3.000% due 02/24/2034		34	23
3.000% due 02/24/2035		5	3
3.000% due 02/24/2036		100	67
3.000% due 02/24/2037		184	122
3.000% due 02/24/2038		184	121
3.000% due 02/24/2040		36	24
3.000% due 02/24/2041		19	13
3.000% due 02/24/2042		241	159
4.500% due 07/03/2017	JPY	350,000	3,399
4.750% due 04/17/2019	EUR	1,268	1,298
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	3,217	4,950
0.125% due 03/22/2026 (c)		4,407	7,005
0.125% due 03/22/2044 (c)		880	1,890
0.125% due 03/22/2046 (c)		358	793
0.125% due 03/22/2058 (c)		247	682

Total Sovereign Issues (Cost $100,728)			97,107

		SHARES
COMMON STOCKS 0.4%

CONSUMER DISCRETIONARY 0.4%
Hilton Worldwide Holdings, Inc.		253,747	5,818

Total Common Stocks (Cost $5,644)			5,818

REAL ESTATE INVESTMENT TRUSTS 14.6%

REAL ESTATE 14.6%
Alexandria Real Estate Equities, Inc.		66,265	7,208
American Campus Communities, Inc.		95,962	4,882
American Tower Corp.		97,234	11,020
AvalonBay Communities, Inc.		72,133	12,828
Boston Properties, Inc.		76,449	10,419
Colony Starwood Homes		80,162	2,301
CubeSmart		95,312	2,598
DCT Industrial Trust, Inc.		56,614	2,749
Digital Realty Trust, Inc.		83,773	8,136
Douglas Emmett, Inc.		104,916	3,843
EastGroup Properties, Inc.		70,814	5,209
EPR Properties		86,007	6,772
Equinix, Inc.		25,671	9,248
Equity Residential		212,627	13,678
Essex Property Trust, Inc.		49,409	11,003
Federal Realty Investment Trust		50,885	7,833
General Growth Properties, Inc.		319,394	8,815
Kilroy Realty Corp.		70,387	4,881
Life Storage, Inc.		36,149	3,215
Mid-America Apartment Communities, Inc.		18,983	1,784

		SHARES	MARKET VALUE (000S)
Omega Healthcare Investors, Inc.		64,436	$2,284
Physicians Realty Trust		240,226	5,174
ProLogis, Inc.		299,374	16,029
Retail Properties of America, Inc. ‘A’		86,027	1,445
Ryman Hospitality Properties, Inc.		73,809	3,555
Simon Property Group, Inc.		111,656	23,114
SL Green Realty Corp.		47,155	5,097
Spirit Realty Capital, Inc.		298,928	3,985
Sun Communities, Inc.		123,513	9,693
Vornado Realty Trust		57,233	5,793
Welltower, Inc.		116,457	8,708

Total Real Estate Investment Trusts (Cost $211,150)			223,299

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.2%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.641% due 09/08/2017		$4,400	4,415

REPURCHASE AGREEMENTS (e) 0.0%
			662

JAPAN TREASURY BILLS 3.9%
(0.290)% due 10/11/2016 - 01/10/2017 (a)(b)	JPY	6,020,000	59,379

Total Short-Term Instruments (Cost $62,760)			64,456

Total Investments in Securities (Cost $2,262,439)			2,293,200

		SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		524,739	5,188

Total Short-Term Instruments (Cost $5,188)			5,188

Total Investments in Affiliates (Cost $5,188)			5,188

Total Investments 149.8% (Cost $2,267,627)			$2,298,388

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $1,631)			(723)

Other Assets and Liabilities, net (49.8)%			(763,482)

Net Assets 100.0%			$1,534,183

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	51

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 17,000	$16,956	1.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$662	U.S. Treasury Bonds 8.125% due 08/15/2021 (2)	$(678)	$662	$662

Total Repurchase Agreements						$(678)	$662	$662

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.580%	08/25/2016	10/25/2016	$(9,898)	$(9,904)
	0.780	09/14/2016	10/14/2016	(1,990)	(1,991)
	0.900	09/16/2016	10/07/2016	(2,202)	(2,203)
BSN	0.600	08/01/2016	10/31/2016	(1,676)	(1,678)
	0.620	04/11/2016	10/11/2016	(27,774)	(27,858)
	0.620	08/01/2016	10/11/2016	(16,236)	(16,254)
DEU	0.650	09/20/2016	10/20/2016	(312)	(312)
	0.650	09/21/2016	10/20/2016	(936)	(936)
GRE	0.660	09/07/2016	10/07/2016	(420)	(420)
	0.690	09/12/2016	10/11/2016	(12,379)	(12,384)
IND	0.580	07/11/2016	10/11/2016	(163,049)	(163,270)
	0.580	07/12/2016	10/12/2016	(15,243)	(15,264)
	0.580	09/22/2016	10/11/2016	(520)	(520)
	0.580	09/22/2016	10/12/2016	(10,920)	(10,922)
	0.590	07/13/2016	10/13/2016	(116,340)	(116,496)
	0.590	07/18/2016	10/18/2016	(7,298)	(7,307)
	0.610	04/12/2016	10/12/2016	(50,550)	(50,699)
	0.610	05/04/2016	10/12/2016	(4,900)	(4,912)
JPS	0.570	09/07/2016	10/07/2016	(9,211)	(9,215)
	0.610	08/23/2016	10/21/2016	(3,486)	(3,488)
SCX	0.610	09/14/2016	10/03/2016	(9,312)	(9,315)
	0.610	09/14/2016	10/05/2016	(300)	(300)
	0.610	09/14/2016	10/11/2016	(4,205)	(4,207)
	0.630	09/14/2016	10/17/2016	(2,703)	(2,704)
	0.640	09/14/2016	10/17/2016	(3,104)	(3,105)
	0.740	09/15/2016	10/14/2016	(7,005)	(7,007)
	0.850	09/21/2016	10/21/2016	(2,619)	(2,620)

Total Reverse Repurchase Agreements					$(485,291)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.580%	09/15/2016	10/17/2016	$(756)	$(757)
	0.900	09/28/2016	10/05/2016	(38,057)	(38,062)
	0.960	09/19/2016	10/19/2016	(1,995)	(1,996)
	0.960	09/20/2016	10/20/2016	(56,055)	(56,109)
	0.990	09/21/2016	10/21/2016	(525)	(526)
	1.050	09/22/2016	10/17/2016	(12,799)	(12,811)
	1.050	09/23/2016	10/17/2016	(13,123)	(13,135)
	1.250	09/29/2016	10/03/2016	(4,703)	(4,703)

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
TDM	0.650%	09/02/2016	10/06/2016	$(3,355)	$(3,357)
	1.150	09/26/2016	10/07/2016	(1,137)	(1,137)

Total Sale-Buyback Transactions					$(132,593)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(607,102) at a weighted average interest rate of 0.607%.
(4)	Payable for sale-buyback transactions includes $(40) of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2046	$3,000	$(3,210)	$(3,222)

Total Short Sales				$(3,210)	$(3,222)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(f)	Securities with an aggregate market value of $618,833 and cash of $120 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BOS	$0	$(14,098)	$0	$(14,098)	$14,032	$(66)
BSN	0	(45,790)	0	(45,790)	45,813	23
DEU	0	(1,248)	0	(1,248)	1,254	6
GRE	0	(12,804)	0	(12,804)	12,713	(91)
IND	0	(369,390)	0	(369,390)	369,469	79
JPS	0	(12,703)	0	(12,703)	12,566	(137)
SCX	0	(29,258)	0	(29,258)	29,091	(167)
SSB	662	0	0	662	(678)	(16)

Master Securities Forward Transaction Agreement
GSC	0	0	(128,099)	(128,099)	128,192	93
TDM	0	0	(4,494)	(4,494)	4,510	16

Total Borrowings and Other Financing Transactions	$662	$(485,291)	$(132,593)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(483,613)	$(1,678)	$0	$(485,291)

Total	$0	$(483,613)	$(1,678)	$0	$(485,291)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(132,593)	0	0	(132,593)

Total	$0	$(132,593)	$0	$0	$(132,593)

Total Borrowings	$0	$(616,206)	$(1,678)	$0	$(617,884)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(617,884)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	53

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/21/2016	102	$(36)	$(4)
Call - CBOT U.S. Treasury 10-Year Note November Futures	131.500	10/21/2016	81	(27)	(33)

				$(63)	$(37)

Total Written Options				$(63)	$(37)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	259	$(21)	$3	$0
Euro-Bobl December Futures	Short	12/2016	5	(2)	1	0
Euro-BTP Italy Government Bond December Futures	Short	12/2016	133	18	61	(48)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	190	317	0	(96)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	129	(177)	65	(3)
Japan Government 10-Year Bond December Futures	Short	12/2016	11	(60)	6	(3)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	1,983	26	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	444	7	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	1,983	(163)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	444	(25)	0	0
U.S. Treasury 2-Year Note December Futures	Short	12/2016	696	67	65	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	778	22	0	(164)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	1,750	496	0	(738)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	171	451	251	0
United Kingdom Long Gilt December Futures	Short	12/2016	73	99	86	0

Total Futures Contracts				$1,055	$538	$(1,052)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$2,400	$(109)	$(20)	$0	$(15)
CDX.IG-26 5-Year Index	(1.000)	06/20/2021	12,100	(176)	(24)	0	(19)

				$(285)	$(44)	$0	$(34)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/15/2018	$	19,600	$150	$86	$0	$(4)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		17,100	(699)	(277)	22	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		81,200	(1,088)	201	154	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		51,400	3,355	1,941	0	(126)

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR *	2.800%	10/28/2025	$		15,900	$(814)	$(697)	$54	$0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026			115,200	(4,070)	(3,702)	395	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026			39,600	(1,201)	(1,053)	135	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026			29,300	(735)	(620)	101	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026			16,200	(1,304)	(57)	83	0
Receive	3-Month USD-LIBOR *	2.000	07/27/2026			19,400	(192)	(134)	67	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026			7,300	(21)	(10)	25	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026			113,600	(2,831)	471	615	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046			6,750	(677)	67	67	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		EUR	10,800	(1,653)	(1,167)	23	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		GBP	13,600	81	(221)	73	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047			1,970	(521)	(520)	57	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		JPY	124,100	(371)	2	10	0

							$(12,591)	$(5,690)	$1,881	$(130)

Total Swap Agreements							$(12,876)	$(5,734)	$1,881	$(164)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(h)	Securities with an aggregate market value of $16,053 and cash of $2,884 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$538	$1,881	$2,419	$(37)	$(1,052)	$(164)	$(1,253)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2016		$1,028	NZD	1,408	$0	$(3)
BOA	10/2016	CAD	20,159		$15,616	251	0
	10/2016	DKK	1,910		287	0	(1)
	10/2016	GBP	31,944		42,264	859	0
	10/2016	JPY	4,574,985		44,975	336	(483)
	10/2016		$1,540	DKK	10,230	3	0
	11/2016	JPY	740,000		$7,324	15	0
	11/2016	ZAR	5,842		415	0	(8)
	01/2017	DKK	14,900		2,252	0	(6)
	04/2017		16,464		2,497	0	(9)
BPS	10/2016	JPY	630,000		6,018	0	(202)
	10/2016		$42,937	GBP	33,003	0	(160)
	11/2016	GBP	33,003		$42,959	156	0
	01/2017	DKK	11,716		1,793	18	0
BRC	10/2016	BRL	4,205		1,295	2	0
	10/2016		$1,286	BRL	4,205	7	0
	10/2016		700	DKK	4,646	1	0
	11/2016	TWD	200,415		$6,260	0	(161)
	07/2017	DKK	4,646		709	0	(2)
CBK	10/2016	JPY	930,000		8,882	0	(299)
	10/2016		$5,728	MXN	103,990	0	(374)
	11/2016		69	PLN	267	1	0
	01/2017	CNH	12,808		$1,844	0	(65)
	01/2017	DKK	735		111	0	0
DUB	10/2016		$5,974	CNH	40,073	26	0
FBF	10/2016	DKK	3,070		$461	0	(2)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	55

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	10/2016	BRL	4,205		$1,286	$0	$(7)
	10/2016	DKK	3,275		496	2	0
	10/2016	GBP	1,059		1,418	45	0
	10/2016		$1,295	BRL	4,205	0	(2)
	10/2016		70,468	EUR	62,862	148	0
	10/2016		5,123	JPY	519,300	0	(2)
	10/2016		3,841	MXN	75,624	52	0
	11/2016	EUR	61,059		$68,531	0	(152)
	01/2017	JPY	720,000		7,116	0	(17)
HUS	10/2016	CNH	146,236		21,878	10	(27)
	10/2016		$7,312	DKK	48,574	17	0
	10/2017	DKK	48,574		$7,439	0	(24)
JPM	10/2016	AUD	10,009		7,547	0	(113)
	10/2016	CNH	53,592		8,015	0	(9)
	10/2016	DKK	48,470		7,281	11	(44)
	10/2016	EUR	10,826		12,166	5	0
	10/2016	NZD	13,834		10,115	42	0
	10/2016		$15,237	CAD	20,159	129	0
	11/2016	CAD	20,159		$15,240	0	(129)
	01/2017	CNH	17,170		2,487	0	(73)
	10/2017	DKK	5,010		768	0	(2)
MSB	10/2016	EUR	52,036		58,856	402	0
NAB	10/2016		$7,678	AUD	10,009	0	(18)
	10/2016		9,042	NZD	12,426	6	0
	11/2016	AUD	10,009		$7,672	17	0
	11/2016	NZD	12,426		9,031	0	(6)
SCX	10/2016		$20,939	JPY	2,108,585	0	(146)
	11/2016	JPY	2,108,585		$20,965	146	0
	01/2017	CNH	30,750		4,473	0	(111)
SOG	10/2016	JPY	1,540,000		14,596	0	(595)
	11/2016		$118	MYR	481	0	(2)
	01/2017		9,006	CNH	60,728	47	0
UAG	10/2016		4,788	JPY	487,100	15	0
	11/2016		8,086	INR	547,599	95	0

Total Forward Foreign Currency Contracts						$2,864	$(3,254)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$	137,900	$120	$17
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017		289,700	142	112
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		5,200	521	670
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		5,200	521	336
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		12,500	852	343
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016		36,000	263	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		264,900	235	32
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017		291,300	131	47
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017		297,600	149	79
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017		236,600	126	76
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018		30,500	348	274
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018		40,200	466	337
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		9,500	874	377
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		2,900	290	119
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		2,900	304	126
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		16,200	1,528	791
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		3,700	370	477
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		3,700	370	239

								$7,610	$4,452

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$	66,300	$928	$849
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019		66,600	926	853

							$1,854	$1,702

Total Purchased Options							$9,464	$6,154

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	12/21/2016	$	15,900	$(16)	$(19)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625	11/16/2016	EUR	14,400	(13)	(14)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		14,600	(20)	(7)

							$(49)	$(40)

FOREIGN CURRENCY OPTIONS

Counterparty	Description			Strike Price	Expiration Date	Notional Amount			Premiums (Received)	Market Value
BRC	Call - OTC GBP versus USD	$		1.370	11/04/2016		GBP	7,430	$(68)	$(3)
GLM	Call - OTC USD versus BRL		BRL	3.400	10/06/2016	$		5,845	(41)	(2)
	Put - OTC USD versus MXN		MXN	19.000	10/27/2016			3,070	(24)	(27)
	Put - OTC USD versus MXN			18.750	11/01/2016			3,050	(16)	(17)
JPM	Call - OTC EUR versus USD	$		1.150	11/16/2016		EUR	3,061	(32)	(10)
SCX	Put - OTC EUR versus USD			1.085	11/03/2016			5,730	(24)	(6)
	Put - OTC EUR versus USD			1.090	11/16/2016			4,630	(33)	(12)
SOG	Put - OTC EUR versus USD			1.100	11/16/2016			3,120	(31)	(12)

									$(269)	$(89)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	4,300	$(38)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		2,200	(21)	(3)
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,300	(287)	(42)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	36,100	(263)	(11)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		3,200	(22)	(1)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		27,700	(313)	(221)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		10,100	(186)	(100)

							$(1,142)	$(378)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$ 62,500	$ (880)	$(332)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	36,000	(286)	(997)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	10/07/2016	7,100	(14)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.550	10/07/2016	7,100	(22)	(9)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	44,200	(877)	(329)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	13,500	(290)	(107)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	13,500	(304)	(112)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	76,500	(1,534)	(727)

							$ (4,207)	$(2,613)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	57

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$132,600	$(928)	$(648)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	133,200	(927)	(650)

						$(1,855)	$(1,298)

Total Written Options						$(7,522)	$(4,418)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		2,108		(1,037)		(118)		(770)		183
Notional Amount in $		$578,500		$694,985		$(277,670)		$(264,320)		$(92,930)		$638,565
Notional Amount in AUD	AUD	0	AUD	3,480	AUD	(3,480)	AUD	0	AUD	0	AUD	0
Notional Amount in EUR	EUR	33,180	EUR	155,421	EUR	(32,260)	EUR	(76,000)	EUR	(28,500)	EUR	51,841
Notional Amount in GBP	GBP	0	GBP	15,330	GBP	0	GBP	(7,900)	GBP	0	GBP	7,430
Premiums		$(5,862)		$(4,811)		$1,610		$943		$535		$(7,585)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.311%	EUR	320	$(3)	$4	$1	$0
CBK	Brazil Government International Bond	1.000	06/20/2021	2.449	$	400	(34)	9	0	(25)
	Mexico Government International Bond	1.000	06/20/2021	1.520		500	(12)	0	0	(12)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.449		800	(69)	18	0	(51)
	Mexico Government International Bond	1.000	06/20/2021	1.520		1,900	(46)	2	0	(44)
FBF	Mexico Government International Bond	1.000	06/20/2021	1.520		400	(10)	1	0	(9)
HUS	Brazil Government International Bond	1.000	06/20/2021	2.449		5,000	(347)	29	0	(318)
	Mexico Government International Bond	1.000	06/20/2021	1.520		200	(5)	0	0	(5)
JPM	Brazil Government International Bond	1.000	06/20/2021	2.449		500	(35)	3	0	(32)
NGF	Russia Government International Bond	1.000	06/20/2021	1.996		1,200	(74)	21	0	(53)

							$(635)	$87	$1	$(549)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030		GBP	1,400	$0	$96	$96	$0
	Pay	1-Month GBP-UKRPI	3.350	08/15/2030			5,200	(59)	266	207	0
	Pay	3-Month USD-CPURNSA	1.500	01/15/2017	$		7,450	0	(4)	0	(4)
	Pay	3-Month USD-CPURNSA	1.510	01/15/2017			3,800	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA	1.715	04/15/2017			94,800	0	415	415	0
	Pay	3-Month USD-CPURNSA	2.000	04/15/2017			31,450	(6)	(42)	0	(48)
	Receive	3-Month USD-CPURNSA *	1.580	05/23/2018			45,500	0	68	68	0
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018			2,300	0	3	3	0
	Receive	3-Month USD-CPURNSA	1.570	11/23/2020			35,400	0	162	162	0

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030		GBP	2,900	$13	$161	$174	$0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030			5,200	23	40	63	0
BRC	Receive	3-Month USD-CPURNSA	2.085	10/11/2017	$		33,100	0	(1,167)	0	(1,167)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		GBP	4,200	364	(113)	251	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030			5,500	0	102	102	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031			1,400	0	(62)	0	(62)
	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018		EUR	14,300	0	(71)	0	(71)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021			1,560	0	10	10	0
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021			10,900	0	48	48	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026			2,600	0	16	16	0
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		GBP	7,100	7	226	233	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031			1,300	(9)	(49)	0	(58)
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031			2,800	0	(187)	0	(187)
	Receive	3-Month EUR-EXT-CPI	0.320	08/15/2017		EUR	27,600	0	24	24	0
	Receive	3-Month USD-CPURNSA	2.500	07/15/2022	$		3,600	26	(445)	0	(419)
	Receive	3-Month USD-CPURNSA	2.560	05/08/2023			33,100	0	(4,038)	0	(4,038)
FBF	Pay	1-Month GBP-UKRPI	3.352	05/15/2030		GBP	600	0	32	32	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030			1,400	(1)	97	96	0
GLM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030			2,770	9	157	166	0
	Receive	1-Month GBP-UKRPI	3.145	05/15/2046			1,190	20	129	149	0
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046			1,060	0	167	167	0
	Receive	3-Month USD-CPURNSA	2.415	02/12/2017	$		7,400	0	(381)	0	(381)
	Receive	3-Month USD-CPURNSA	2.205	10/11/2018			27,400	0	(1,272)	0	(1,272)
	Pay	3-Month USD-CPURNSA	2.060	05/12/2025			30,700	0	989	989	0
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		GBP	600	0	36	36	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030			3,700	0	68	68	0
	Receive	3-Month USD-CPURNSA	1.550	07/26/2021	$		4,500	0	45	45	0
	Receive	3-Month USD-CPURNSA	1.602	09/12/2021			3,400	0	19	19	0
	Pay	3-Month USD-CPURNSA	1.730	07/26/2026			4,500	0	(67)	0	(67)
	Pay	3-Month USD-CPURNSA	1.801	09/12/2026			3,400	0	(22)	0	(22)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		GBP	2,300	0	100	100	0
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		EUR	730	0	5	5	0
	Pay	3-Month USD-CPURNSA	1.805	09/20/2026	$		1,300	0	(9)	0	(9)
RYL	Pay	1-Month GBP-UKRPI	3.140	07/15/2031		GBP	3,100	0	(182)	0	(182)
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026		EUR	12,700	0	(56)	0	(56)
	Receive	3-Month USD-CPURNSA	1.700	10/19/2024	$		39,500	0	21	21	0
SOG	Receive	3-Month USD-CPURNSA	1.700	04/15/2017			10,640	0	48	48	0

								$387	$(4,618)	$3,813	$(8,044)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	DWRTFT Index	24,808	1-Month USD-LIBOR plus a specified spread	04/06/2017	$244,040	$0	$(5,185)	$0	$(5,185)
	Receive	DWRTFT Index	14,468	1-Month USD-LIBOR plus a specified spread	08/24/2017	136,626	0	2,727	2,727	0
FBF	Receive	DWRTFT Index	6,736	1-Month USD-LIBOR plus a specified spread	11/15/2016	63,610	0	1,267	1,267	0
	Receive	DWRTFT Index	17,525	1-Month USD-LIBOR plus a specified spread	06/07/2017	165,495	0	3,305	3,305	0
	Receive	DWRTFT Index	38,858	1-Month USD-LIBOR plus a specified spread	08/24/2017	367,408	0	6,867	6,867	0
GST	Receive	DWRTFT Index	35,584	1-Month USD-LIBOR plus a specified spread	04/06/2017	350,045	0	(7,437)	0	(7,437)

							$0	$1,544	$14,166	$(12,622)

Total Swap Agreements							$(248)	$(2,987)	$17,980	$(21,215)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	59

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(j)	Securities with an aggregate market value of $12,334 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
AZD	$0	$0	$0	$0	$(3)	$0	$0	$(3)	$(3)	$0	$(3)
BOA	1,464	0	3,679	5,143	(507)	0	(5,238)	(5,745)	(602)	(1,920)	(2,522)
BPS	174	0	237	411	(362)	(33)	0	(395)	16	(120)	(104)
BRC	10	0	0	10	(163)	(3)	(1,167)	(1,333)	(1,323)	1,383	60
CBK	1	129	427	557	(738)	0	(170)	(908)	(351)	314	(37)
DUB	26	1,349	257	1,632	0	(335)	(4,797)	(5,132)	(3,500)	3,331	(169)
FAR	0	849	0	849	0	(648)	0	(648)	201	0	201
FBF	0	0	11,567	11,567	(2)	(997)	(9)	(1,008)	10,559	(14,720)	(4,161)
GLM	247	79	1,471	1,797	(180)	(97)	(1,653)	(1,930)	(133)	(350)	(483)
GST	0	0	0	0	0	0	(7,437)	(7,437)	(7,437)	5,250	(2,187)
HUS	27	0	0	27	(51)	0	(323)	(374)	(347)	304	(43)
JPM	187	0	168	355	(370)	(350)	(121)	(841)	(486)	318	(168)
MSB	402	0	0	402	0	0	0	0	402	(340)	62
MYC	0	2,179	105	2,284	0	(1,275)	(9)	(1,284)	1,000	(1,160)	(160)
NAB	23	0	0	23	(24)	0	0	(24)	(1)	0	(1)
NGF	0	1,569	0	1,569	0	(650)	(53)	(703)	866	(780)	86
RYL	0	0	21	21	0	0	(238)	(238)	(217)	353	136
SCX	146	0	0	146	(257)	(18)	0	(275)	(129)	92	(37)
SOG	47	0	48	95	(597)	(12)	0	(609)	(514)	719	205
UAG	110	0	0	110	0	0	0	0	110	0	110

Total Over the Counter	$2,864	$6,154	$17,980	$26,998	$(3,254)	$(4,418)	$(21,215)	$(28,887)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$538	$538
Swap Agreements	0	0	0	0	1,881	1,881

	$0	$0	$0	$0	$2,419	$2,419

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,864	$0	$2,864
Purchased Options	0	0	0	0	6,154	6,154
Swap Agreements	0	1	14,166	0	3,813	17,980

	$0	$1	$14,166	$2,864	$9,967	$26,998

	$0	$1	$14,166	$2,864	$12,386	$29,417

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$37	$37
Futures	0	0	0	0	1,052	1,052
Swap Agreements	0	34	0	0	130	164

	$0	$34	$0	$0	$1,219	$1,253

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,254	$0	$3,254
Written Options	0	40	0	89	4,289	4,418
Swap Agreements	0	549	12,622	0	8,044	21,215

	$0	$589	$12,622	$3,343	$12,333	$28,887

	$0	$623	$12,622	$3,343	$13,552	$30,140

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(13)	$(13)
Written Options	0	0	0	0	244	244
Futures	(160)	0	0	0	2,886	2,726
Swap Agreements	0	(644)	0	0	(18,585)	(19,229)

	$(160)	$(644)	$0	$0	$(15,468)	$(16,272)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,315	$0	$6,315
Purchased Options	0	0	0	(66)	(1,945)	(2,011)
Written Options	0	175	0	433	997	1,605
Swap Agreements	0	1,161	81,423	77	1,830	84,491

	$0	$1,336	$81,423	$6,759	$882	$90,400

	$(160)	$692	$81,423	$6,759	$(14,586)	$74,128

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2	$2
Written Options	0	0	0	0	26	26
Futures	202	0	0	0	426	628
Swap Agreements	0	(158)	0	0	5,560	5,402

	$202	$(158)	$0	$0	$6,014	$6,058

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,913)	$0	$(2,913)
Purchased Options	0	0	0	0	(1,355)	(1,355)
Written Options	0	(18)	0	155	2,150	2,287
Swap Agreements	0	(1,008)	(36,777)	0	(2,148)	(39,933)

	$0	$(1,026)	$(36,777)	$(2,758)	$(1,353)	$(41,914)

	$202	$(1,184)	$(36,777)	$(2,758)	$4,661	$(35,856)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$51,368	$16,956	$68,324
Industrials	0	5,935	0	5,935
Utilities	0	9,339	0	9,339
U.S. Government Agencies	0	97,665	0	97,665
U.S. Treasury Obligations	0	1,632,986	0	1,632,986
Non-Agency Mortgage-Backed Securities	0	59,999	0	59,999
Asset-Backed Securities	0	28,272	0	28,272
Sovereign Issues	0	97,107	0	97,107
Common Stocks
Consumer Discretionary	5,818	0	0	5,818
Real Estate Investment Trusts
Real Estate	223,299	0	0	223,299
Short-Term Instruments
Certificates of Deposit	0	4,415	0	4,415
Repurchase Agreements	0	662	0	662
Japan Treasury Bills	0	59,379	0	59,379

	$229,117	$2,047,127	$16,956	$2,293,200

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,188	$0	$0	$5,188

Total Investments	$234,305	$2,047,127	$16,956	$2,298,388

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,222)	$0	$(3,222)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	538	1,881	0	2,419
Over the counter	0	26,998	0	26,998

	$538	$28,879	$0	$29,417

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,052)	(201)	0	(1,253)
Over the counter	0	(28,887)	0	(28,887)

	$(1,052)	$(29,088)	$0	$(30,140)

Totals	$233,791	$2,043,696	$16,956	$2,294,443

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	61

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

September 30, 2016 (Unaudited)

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$16,753	$0	$0	$0	$0	$203	$0	$0	$16,956	$203

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$16,956	Proxy Pricing	Base Price	99.75

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.3%

BANK LOAN OBLIGATIONS 0.2%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		$5,300	$5,322

Total Bank Loan Obligations (Cost $5,297)			5,322

CORPORATE BONDS & NOTES 14.3%

BANKING & FINANCE 13.6%
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		16,000	15,958
2.750% due 01/30/2017		1,700	1,704
3.250% due 02/13/2018		100	101
5.500% due 02/15/2017		3,700	3,750
American International Group, Inc.
5.850% due 01/16/2018		1,200	1,266
Bank of America Corp.
5.750% due 12/01/2017		300	314
Bankia S.A.
3.625% due 10/05/2016	EUR	200	225
Barclays Bank PLC
7.625% due 11/21/2022		$900	1,002
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,300	2,593
CIT Group, Inc.
4.250% due 08/15/2017		$6,850	6,987
5.000% due 05/15/2017		3,100	3,162
Citigroup, Inc.
1.277% due 05/01/2017		1,800	1,801
Cooperatieve Rabobank UA
1.073% due 04/28/2017		6,800	6,802
8.400% due 06/29/2017 (e)		200	208
Dexia Credit Local S.A.
1.036% due 06/05/2018		20,700	20,615
Ford Motor Credit Co. LLC
1.361% due 09/08/2017		34,300	34,316
General Motors Financial Co., Inc.
3.000% due 09/25/2017		32,800	33,234
Goldman Sachs Group, Inc.
1.460% due 06/04/2017		26,200	26,241
International Lease Finance Corp.
6.250% due 05/15/2019		1,800	1,955
8.750% due 03/15/2017		100	103
8.875% due 09/01/2017		1,400	1,486
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,700	3,705
JPMorgan Chase Bank N.A.
1.259% due 06/02/2017		34,600	34,617
KBC Bank NV
8.000% due 01/25/2023		400	426
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		300	311
7.625% due 06/27/2023 (e)	GBP	420	558
7.875% due 06/27/2029 (e)		2,700	3,646
Navient Corp.
4.625% due 09/25/2017		$100	102
5.500% due 01/15/2019		500	509
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	21,700	3,301
2.000% due 04/01/2017		70,300	10,730
Realkredit Danmark A/S
1.000% due 01/01/2017		63,250	9,582
1.000% due 04/01/2017		210,000	31,907
2.000% due 01/01/2017		26,450	4,013
2.000% due 04/01/2017		113,900	17,391
Santander Holdings USA, Inc.
2.275% due 11/24/2017		$500	504
Synchrony Financial
2.192% due 11/09/2017		3,800	3,827
Toronto-Dominion Bank
2.250% due 03/15/2021		5,000	5,107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS Group Funding Jersey Ltd.
2.453% due 04/14/2021		$22,000	$22,554
Unibail-Rodamco SE
1.449% due 04/16/2019		5,700	5,675
Vonovia Finance BV
3.200% due 10/02/2017		8,600	8,705
Waha Aerospace BV
3.925% due 07/28/2020		800	832

			331,825

INDUSTRIALS 0.6%
AbbVie, Inc.
1.800% due 05/14/2018		200	201
Aetna, Inc.
1.491% due 12/08/2017		3,000	3,008
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	117
6.625% due 02/15/2023		$500	515
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		240	256
DISH DBS Corp.
4.625% due 07/15/2017		1,000	1,020
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	300	332
5.014% due 12/27/2017		500	541
Kinder Morgan, Inc.
7.250% due 06/01/2018		$200	216
Sabine Pass LNG LP
7.500% due 11/30/2016		3,450	3,479
Telefonica Emisiones S.A.U.
1.513% due 06/23/2017		5,000	4,996

			14,681

UTILITIES 0.1%
AT&T, Inc.
1.258% due 03/30/2017		800	801
IPALCO Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,885
SSE PLC
5.625% due 10/01/2017 (e)	EUR	300	353

			3,039

Total Corporate Bonds & Notes (Cost $348,306)			349,545

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
0.955% due 10/25/2036 - 09/25/2041 †		$6,817	6,820
0.975% due 08/25/2037		1,733	1,737
1.075% due 02/25/2042 †		34,697	35,054
1.125% due 01/25/2042 †		9,904	10,053
1.205% due 02/25/2041		696	703
2.125% due 04/24/2026		6,400	6,518
2.848% due 05/01/2038		13,226	14,075
3.500% due 02/01/2045 - 09/01/2046		10,000	10,553
4.089% due 02/25/2018 (a)		4,889	145
Fannie Mae, TBA
3.500% due 10/01/2031 - 11/01/2046		22,000	23,206
Freddie Mac
0.904% due 07/15/2036		319	319
0.974% due 05/15/2032 - 09/15/2042		4,548	4,556
1.124% due 12/15/2037		1,273	1,277
1.144% due 10/15/2037		2,401	2,432
Ginnie Mae
0.988% due 10/16/2053 (a)		5,796	242
NCUA Guaranteed Notes
1.079% due 12/08/2020		1,172	1,175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Overseas Private Investment Corp.
4.730% due 03/15/2022	$3,845	$4,186
Small Business Administration
4.840% due 05/01/2025	233	251
4.990% due 09/01/2024	193	208
5.160% due 02/01/2028	130	144
5.310% due 05/01/2027	337	372
5.510% due 11/01/2027	121	135
5.820% due 06/01/2026	231	259
5.870% due 07/01/2028	95	107
6.020% due 08/01/2028	50	57
6.770% due 11/01/2028	310	357

Total U.S. Government Agencies (Cost $124,297)		124,941

U.S. TREASURY OBLIGATIONS 17.6%
U.S. Treasury Bonds
2.500% due 02/15/2046	37,010	38,386
3.000% due 05/15/2045 †	2,010	2,299
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (i)	39,412	39,856
0.125% due 04/15/2019 (i)	22,872	23,271
0.125% due 04/15/2020 (i)(k)	1,747	1,782
0.125% due 01/15/2022	84,997	86,853
0.125% due 07/15/2022 (k)	3,359	3,444
0.125% due 01/15/2023 (k)	4,796	4,879
0.375% due 07/15/2023 (k)	279	290
0.375% due 07/15/2025 (i)†	17,962	18,586
0.375% due 07/15/2025 (k)	1,218	1,260
0.625% due 07/15/2021 (i)(k)	1,281	1,347
0.625% due 01/15/2024	25,063	26,339
0.625% due 01/15/2026 (k)	51	53
0.750% due 02/15/2042	12,983	13,466
1.250% due 07/15/2020 (i)(k)	1,115	1,192
1.375% due 07/15/2018 (k)	4,989	5,202
1.375% due 02/15/2044 (i)†	3,160	3,772
1.375% due 02/15/2044	19,795	23,631
1.625% due 01/15/2018 (i)(k)	1,149	1,185
1.750% due 01/15/2028	103	121
2.125% due 02/15/2040 (k)	1,303	1,743
2.125% due 02/15/2041 (k)	110	148
2.375% due 01/15/2025 (k)	20,223	24,144
2.375% due 01/15/2027 (k)	4,475	5,500
2.500% due 01/15/2029 (i)(k)†	29,535	37,606
2.500% due 01/15/2029	24,783	31,555
3.875% due 04/15/2029 (k)	3,133	4,527
U.S. Treasury Notes
1.625% due 05/15/2026	28,700	28,760

Total U.S. Treasury Obligations (Cost $414,340)		431,197

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust
3.422% due 07/25/2035	646	618
American Home Mortgage Investment Trust
1.105% due 02/25/2045	178	176
2.745% due 09/25/2045	6	6
Banc of America Commercial Mortgage Trust
5.791% due 04/10/2049	290	292
Banc of America Funding Ltd.
0.785% due 10/03/2039	4	4
Banc of America Funding Trust
3.032% due 05/20/2036 ^	1,042	998
BCAP LLC Trust
0.770% due 07/26/2035	293	292
2.884% due 01/26/2034	235	232
4.000% due 02/26/2037	224	223
Bear Stearns Adjustable Rate Mortgage Trust
2.950% due 01/25/2035	698	689
3.128% due 03/25/2035	990	1,000
Bear Stearns ALT-A Trust
5.398% due 07/25/2035 ^	1,438	1,152
Bear Stearns Structured Products, Inc. Trust
2.966% due 01/26/2036	182	146

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	63

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CDGJ Commercial Mortgage Trust
1.924% due 12/15/2027		$8,273	$8,288
Chase Mortgage Finance Trust
2.929% due 02/25/2037		362	359
3.023% due 02/25/2037		572	576
5.500% due 12/25/2022 ^		674	571
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.805% due 01/25/2035		16	15
Citigroup Commercial Mortgage Trust
5.900% due 12/10/2049		3,938	4,012
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		130	134
2.740% due 11/25/2035		487	466
2.760% due 09/25/2035		37	37
2.930% due 10/25/2035		1,426	1,410
3.044% due 08/25/2035		929	912
Commercial Mortgage Trust
2.365% due 02/10/2029		5,400	5,412
5.543% due 12/11/2049		1,175	1,184
Countrywide Alternative Loan Trust
5.500% due 10/25/2033		1,626	1,636
6.500% due 09/25/2037 ^		2,433	1,782
Countrywide Home Loan Mortgage Pass-Through Trust
2.870% due 11/20/2034		997	985
Countrywide Home Loan Reperforming REMIC Trust
0.865% due 06/25/2035		11	10
Credit Suisse First Boston Mortgage Securities Corp.
2.811% due 04/25/2034		54	54
Credit Suisse Mortgage Capital Certificates
3.046% due 12/27/2046		485	476
6.000% due 05/27/2037		86	85
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.056% due 06/26/2035		491	489
Eurosail PLC
0.679% due 06/13/2045	GBP	50	64
1.329% due 06/13/2045		3,302	3,795
F-E Mortgages SRL
0.028% due 12/15/2043	EUR	2,571	2,878
First Horizon Alternative Mortgage Securities Trust
2.760% due 04/25/2035		$807	789
Grecale RMBS SRL
0.203% due 01/27/2061	EUR	2,790	3,132
GS Mortgage Securities Trust
3.849% due 12/10/2043		$689	720
GSR Mortgage Loan Trust
2.917% due 09/25/2035		40	41
3.007% due 09/25/2035		3,139	3,215
3.069% due 11/25/2035		686	660
HarborView Mortgage Loan Trust
0.661% due 03/19/2037		1,626	1,387
0.841% due 11/19/2035		1,480	1,221
0.872% due 06/20/2035		871	800
HomeBanc Mortgage Trust
0.855% due 10/25/2035		729	680
IndyMac Mortgage Loan Trust
3.099% due 11/25/2035 ^		653	609
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		844	851
5.881% due 02/12/2049		3,455	3,505
JPMorgan Mortgage Trust
2.920% due 07/25/2035		335	330
3.051% due 04/25/2035		121	121
Marche Mutui SRL
0.108% due 02/25/2055	EUR	775	865
1.953% due 01/27/2064		2,661	3,016
MASTR Adjustable Rate Mortgages Trust
3.044% due 11/21/2034		$598	612
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.264% due 09/15/2030		234	230
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.004% due 06/15/2030		23	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
2.228% due 10/25/2035		$86	$84
2.685% due 12/25/2034		253	254
2.710% due 10/25/2035		119	120
2.758% due 05/25/2036		53	51
2.823% due 06/25/2035		799	777
5.250% due 08/25/2036		894	911
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		2,769	2,783
Morgan Stanley Capital Trust
5.610% due 04/15/2049		145	145
Morgan Stanley Re-REMIC Trust
5.988% due 08/15/2045		818	827
RBSSP Resecuritization Trust
2.599% due 07/26/2045		2,322	2,322
Residential Accredit Loans, Inc. Trust
0.705% due 06/25/2046		146	64
0.825% due 01/25/2035		671	645
6.000% due 09/25/2036		532	437
6.000% due 09/25/2036 ^		1,391	1,142
Structured Adjustable Rate Mortgage Loan Trust
1.473% due 11/25/2034		1,652	1,561
2.898% due 06/25/2034		1,892	1,892
Structured Asset Mortgage Investments Trust
0.735% due 05/25/2036		195	152
1.211% due 05/19/2035		136	133
Thornburg Mortgage Securities Trust
2.380% due 03/25/2037		6,813	6,001
2.526% due 04/25/2045		765	769
5.802% due 09/25/2037		4,145	4,227
Thrones PLC
2.023% due 07/20/2044	GBP	56	73
Vornado DP LLC Trust
2.970% due 09/13/2028		$897	919
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		2,100	2,114
5.883% due 06/15/2049		72	72
WaMu Mortgage Pass-Through Certificates Trust
1.265% due 11/25/2034		586	528
1.325% due 01/25/2045		744	690
1.577% due 01/25/2046		1,322	1,275
2.600% due 01/25/2035		139	139
2.780% due 06/25/2034		136	137
2.840% due 10/25/2034		128	129
Wells Fargo Mortgage-Backed Securities Trust
2.860% due 12/25/2034		79	77
2.885% due 06/25/2033		98	98
2.963% due 03/25/2036		12	12
3.024% due 04/25/2036		19	19
3.070% due 10/25/2035		168	169
3.076% due 03/25/2035		418	421
3.198% due 04/25/2036		1,242	1,143
5.000% due 03/25/2036		61	60

Total Non-Agency Mortgage-Backed Securities (Cost $99,040)			97,636

ASSET-BACKED SECURITIES 6.5%
ACE Securities Corp. Home Equity Loan Trust
1.200% due 05/25/2035		412	402
1.395% due 05/25/2035		837	698
1.425% due 12/25/2034		759	703
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.975% due 01/25/2036		900	859
Asset-Backed Funding Certificates Trust
1.225% due 06/25/2034		4,890	4,647
Atlas Senior Loan Fund Ltd.
2.055% due 01/30/2024		2,000	2,001
Atrium CDO Corp.
1.061% due 07/20/2020		149	149
Bear Stearns Asset-Backed Securities Trust
0.695% due 10/25/2036		3,208	3,094
1.025% due 09/25/2046		889	488
Citigroup Mortgage Loan Trust, Inc.
0.655% due 08/25/2036		18,007	16,656

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.815% due 10/25/2036		$2,000	$1,828
Countrywide Asset-Backed Certificates
0.705% due 06/25/2047		3,829	3,664
0.894% due 04/25/2036		3,962	3,480
Countrywide Asset-Backed Certificates Trust
0.775% due 04/25/2046 ^		16,875	13,867
1.305% due 11/25/2034		719	704
1.380% due 08/25/2034		303	292
EFS Volunteer LLC
1.565% due 10/26/2026		187	187
Finn Square CLO Ltd.
2.052% due 12/24/2023		1,300	1,301
First Franklin Mortgage Loan Trust
1.205% due 11/25/2035		757	758
1.305% due 06/25/2036		9,675	7,342
Four Corners CLO Ltd.
0.991% due 01/26/2020		555	555
Fremont Home Loan Trust
0.765% due 10/25/2036		8,496	4,522
1.005% due 07/25/2035		421	422
GE-WMC Asset-Backed Pass-Through Certificates
1.245% due 10/25/2035		1,214	1,206
GSAMP Trust
0.725% due 11/25/2036		1,274	763
HSBC Home Equity Loan Trust USA
1.012% due 03/20/2036		1,760	1,698
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.574% due 11/25/2034		1,389	1,340
Long Beach Mortgage Loan Trust
1.350% due 06/25/2035		617	614
Massachusetts Educational Financing Authority
1.665% due 04/25/2038		1,803	1,783
MASTR Asset-Backed Securities Trust
0.905% due 01/25/2036		9,932	8,334
0.975% due 10/25/2035		490	487
Merrill Lynch Mortgage Investors Trust
0.835% due 08/25/2036		1,000	959
Morgan Stanley ABS Capital, Inc. Trust
0.655% due 10/25/2036		1,538	1,232
1.230% due 01/25/2035		2,177	1,817
1.380% due 03/25/2034		3,604	3,471
1.455% due 03/25/2035		400	396
1.560% due 07/25/2035		7,435	6,251
Morgan Stanley Home Equity Loan Trust
1.230% due 08/25/2035		860	844
Nelnet Student Loan Trust
1.495% due 07/27/2048		1,903	1,898
New Century Home Equity Loan Trust
1.015% due 07/25/2035		600	593
1.200% due 03/25/2035		3,500	3,316
1.200% due 06/25/2035		2,000	1,933
North Carolina State Education Assistance Authority
1.325% due 07/25/2039		8,425	8,301
Palmer Square CLO Ltd.
2.079% due 10/17/2025		4,900	4,891
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.025% due 07/25/2035		849	843
1.500% due 10/25/2034		145	144
1.605% due 03/25/2035		1,000	982
People’s Choice Home Loan Securities Trust
1.379% due 08/25/2035		10,000	7,913
Residential Asset Mortgage Products Trust
1.320% due 06/25/2035		466	437
Residential Asset Securities Corp. Trust
0.905% due 02/25/2036		400	373
SLM Student Loan Trust
0.248% due 12/15/2027	EUR	2,800	3,041
2.215% due 04/25/2023		$7,457	7,480
Soundview Home Loan Trust
0.775% due 06/25/2036		8,480	7,007
1.475% due 10/25/2037		1,900	1,403

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Investment Loan Trust
1.500% due 10/25/2033		$2,136	$2,101
Structured Asset Securities Corp. Mortgage Loan Trust
2.023% due 04/25/2035		256	243
Venture CDO Ltd.
0.922% due 07/22/2021		487	478
0.926% due 01/20/2022		2,204	2,189
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		176	179
Wells Fargo Home Equity Asset-Backed Securities Trust
0.785% due 05/25/2036		550	531
0.985% due 12/25/2035		2,700	2,636

Total Asset-Backed Securities (Cost $153,098)			158,726

SOVEREIGN ISSUES 6.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	6,400	7,468
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (c)	BRL	183,200	54,563
0.000% due 04/01/2017 (c)		63,500	18,348
0.000% due 10/01/2017 (c)		52,510	14,360
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		30,000	9,166
France Government International Bond
1.850% due 07/25/2027 (d)	EUR	4,164	6,168
2.250% due 07/25/2020 (d)		8,397	10,815
Japan Government International Bond
0.100% due 03/10/2026 (d)	JPY	537,640	5,609
Kommunalbanken A/S
1.233% due 03/27/2017		$16,800	16,819
1.375% due 06/08/2017		1,900	1,906

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	3,210	$2,451

Total Sovereign Issues (Cost $142,718)			147,673

SHORT-TERM INSTRUMENTS 27.6%

CERTIFICATES OF DEPOSIT 1.0%
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		$4,300	4,303
Natixis S.A.
1.553% due 09/25/2017		19,700	19,746

			24,049

REPURCHASE AGREEMENTS (g) 15.9%
			389,754

JAPAN TREASURY BILLS 7.7%
(0.315)% due 10/17/2016 - 12/19/2016 (b)(c)†	JPY	19,040,000	187,836

U.S. TREASURY BILLS 3.0%
0.479% due 03/02/2017 - 03/09/2017 (b)(c)(k)†		$74,749	74,624

Total Short-Term Instruments (Cost $672,557)			676,263

Total Investments in Securities (Cost $1,959,653)			1,991,303

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 23.6%

SHORT-TERM INSTRUMENTS 23.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.6%
PIMCO Short-Term Floating NAV Portfolio III	58,514,348	$578,473

Total Short-Term Instruments (Cost $578,402)		578,473

Total Investments in Affiliates (Cost $578,402)		578,473

Total Investments 104.9% (Cost $2,538,055)		$2,569,776

Financial Derivative Instruments (h)(j) 3.7% (Cost or Premiums, net $(3,159))		91,229

Other Assets and Liabilities, net (8.6)%		(212,254)

Net Assets 100.0%		$2,448,751

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 16,000	$15,958	0.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.550	% †	10/03/2016	10/04/2016	$100,000	U.S. Treasury Bonds 3.750% due 11/15/2043	$(103,028)	$100,000	$100,000
	1.050	†	09/30/2016	10/03/2016	100,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(102,221)	100,000	100,009
FAR	1.300	†	09/30/2016	10/03/2016	144,100	Freddie Mac 3.500% due 10/01/2045	(148,271)	144,100	144,115
RDR	1.250	†	09/30/2016	10/03/2016	44,700	U.S. Treasury Notes 1.500% due 03/31/2023	(45,563)	44,700	44,705
SSB	0.010	†	09/30/2016	10/03/2016	954	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(980)	954	954

Total Repurchase Agreements							$(400,063)	$389,754	$389,783

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	65

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(16,217) at a weighted average interest rate of 0.153%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2046	$ 5,000	$(5,350)	$(5,371)

Total Short Sales				$(5,350)	$(5,371)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
PIMCO CommoditiesPLUS® Strategy Fund
Global/Master Repurchase Agreement
SSB	$565	$0	$0	$565	$(583)	$(18)

PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOS	200,009	0	0	200,009	(205,249)	(5,240)
FAR	144,115	0	0	144,115	(148,271)	(4,156)
RDR	44,705	0	0	44,705	(45,563)	(858)
SSB	389	0	0	389	(397)	(8)

Total Borrowings and Other Financing Transactions	$389,783	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Natural Gas April Futures †	$3.100	03/28/2017	74	$274	$180
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2017	74	274	214
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2017	74	274	337
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2017	74	274	305
Call - NYMEX Natural Gas January Futures †	3.100	12/27/2016	74	274	257
Call - NYMEX Natural Gas July Futures †	3.100	06/27/2017	74	274	201
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2017	74	274	185
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2017	74	274	316
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2017	74	274	167
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2017	74	274	267
Call - NYMEX Natural Gas October Futures †	3.100	09/26/2017	74	274	238
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2017	74	274	220

				$3,288	$2,887

Total Purchased Options				$3,288	$2,887

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude Calendar Spread February Futures †	$0.250	01/19/2017	277	$(30)	$(25)
Put - NYMEX Crude Calendar Spread February Futures †	1.000	01/19/2017	277	(15)	(17)
Put - NYMEX Crude Calendar Spread January Futures †	0.100	12/19/2016	277	(15)	(17)
Call - NYMEX Crude Calendar Spread January Futures †	0.250	12/19/2016	277	(30)	(19)

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude Calendar Spread March Futures †	$0.250	02/17/2017	277	$(30)	$(36)
Put - NYMEX Crude Calendar Spread March Futures †	1.000	02/17/2017	277	(15)	(17)
Call - NYMEX Crude December Futures †	50.000	11/16/2016	156	(142)	(317)
Call - NYMEX Crude December Futures †	51.000	11/16/2016	156	(123)	(254)
Call - NYMEX Crude December Futures †	52.000	11/16/2016	144	(144)	(186)
Call - NYMEX Crude December Futures †	53.000	11/16/2016	144	(122)	(147)
Call - NYMEX Crude November Futures †	53.000	10/17/2016	324	(226)	(65)
Call - NYMEX Gasoline December Futures †	165.000	11/25/2016	271	(762)	(211)
Call - NYMEX Gasoline November Futures †	165.000	10/26/2016	84	(194)	(29)
Call - NYMEX Gasoline November Futures †	170.000	10/26/2016	127	(266)	(22)
Put - NYMEX Natural Gas April Futures †	2.600	03/28/2017	74	(111)	(82)
Call - NYMEX Natural Gas April Futures †	3.600	03/28/2017	74	(154)	(79)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2017	74	(111)	(99)
Call - NYMEX Natural Gas August Futures †	3.600	07/26/2017	74	(154)	(103)
Put - NYMEX Natural Gas December Futures †	2.200	11/25/2016	38	(53)	(1)
Put - NYMEX Natural Gas December Futures †	2.250	11/25/2016	769	(933)	(28)
Put - NYMEX Natural Gas December Futures †	2.350	11/25/2016	1,036	(1,363)	(62)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2017	74	(111)	(107)
Call - NYMEX Natural Gas December Futures †	3.600	11/27/2017	74	(154)	(200)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2017	74	(111)	(47)
Call - NYMEX Natural Gas February Futures †	3.600	01/26/2017	74	(154)	(163)
Put - NYMEX Natural Gas January Futures †	2.600	12/27/2016	74	(111)	(27)
Call - NYMEX Natural Gas January Futures †	3.600	12/27/2016	74	(154)	(114)
Put - NYMEX Natural Gas July Futures †	2.600	06/27/2017	74	(111)	(92)
Call - NYMEX Natural Gas July Futures †	3.600	06/27/2017	74	(154)	(92)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2017	74	(112)	(92)
Call - NYMEX Natural Gas June Futures †	3.600	05/25/2017	74	(154)	(81)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2017	74	(112)	(71)
Call - NYMEX Natural Gas March Futures †	3.600	02/23/2017	74	(154)	(184)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2017	74	(112)	(91)
Call - NYMEX Natural Gas May Futures †	3.600	04/25/2017	74	(154)	(71)
Put - NYMEX Natural Gas November Futures †	2.650	10/26/2016	178	(79)	(60)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2017	74	(112)	(114)
Call - NYMEX Natural Gas November Futures †	3.600	10/26/2017	74	(154)	(147)
Put - NYMEX Natural Gas October Futures †	2.600	09/26/2017	74	(112)	(118)
Call - NYMEX Natural Gas October Futures †	3.600	09/26/2017	74	(154)	(124)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2017	74	(112)	(113)
Call - NYMEX Natural Gas September Futures †	3.600	08/28/2017	74	(154)	(110)

				$(7,728)	$(4,034)

Total Written Options				$(7,728)	$(4,034)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	625	$(34)	$0	$(8)
90-Day Eurodollar December Futures	Short	12/2017	834	(18)	42	0
Aluminum January Futures †	Short	01/2017	591	(501)	0	0
Aluminum November Futures †	Long	11/2016	13	27	0	0
Arabica Coffee December Futures †	Long	12/2016	55	20	29	0
Arabica Coffee March Futures †	Short	03/2017	198	(414)	0	(104)
Arabica Coffee May Futures †	Long	05/2017	137	428	67	0
Brent (ICE) Calendar Swap Futures April Futures †	Short	04/2017	12	(74)	0	(6)
Brent (ICE) Calendar Swap Futures August Futures †	Short	08/2017	12	(84)	0	(6)
Brent (ICE) Calendar Swap Futures December Futures †	Short	12/2017	12	(92)	0	(5)
Brent (ICE) Calendar Swap Futures February Futures †	Short	02/2017	12	(65)	0	(5)
Brent (ICE) Calendar Swap Futures January Futures †	Short	01/2017	12	(60)	0	(5)
Brent (ICE) Calendar Swap Futures July Futures †	Short	07/2017	12	(82)	0	(6)
Brent (ICE) Calendar Swap Futures June Futures †	Short	06/2017	12	(80)	0	(6)
Brent (ICE) Calendar Swap Futures March Futures †	Short	03/2017	12	(69)	0	(5)
Brent (ICE) Calendar Swap Futures May Futures †	Short	04/2017	218	47	20	0
Brent (ICE) Calendar Swap Futures May Futures †	Short	05/2017	12	(77)	0	(6)
Brent (ICE) Calendar Swap Futures November Futures †	Short	11/2017	12	(90)	0	(5)
Brent (ICE) Calendar Swap Futures October Futures †	Short	10/2017	12	(88)	0	(5)
Brent (ICE) Calendar Swap Futures September Futures †	Short	09/2017	12	(86)	0	(6)
Brent Crude April Futures †	Short	02/2017	10	(27)	0	(4)
Brent Crude April Futures †	Short	02/2018	319	(1,244)	0	(147)
Brent Crude December Futures †	Long	10/2016	1,113	2,200	423	0
Brent Crude December Futures †	Long	10/2017	4,554	9,037	2,105	0
Brent Crude December Futures †	Long	10/2018	9	2	2	(8)
Brent Crude February Futures †	Short	12/2016	31	(100)	0	(13)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	67

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude January Futures †	Short	11/2016	81	$(200)	$0	$(39)
Brent Crude January Futures †	Long	11/2017	638	2,595	293	0
Brent Crude June Futures †	Short	04/2017	2,924	(6,210)	0	(1,322)
Brent Crude June Futures †	Short	04/2018	1,543	(5,538)	0	(710)
Brent Crude March Futures †	Long	01/2017	1,777	3,918	742	0
Brent Crude March Futures †	Short	01/2018	84	(27)	0	(39)
Brent Crude March Futures †	Short	01/2019	147	(86)	0	(68)
Brent Crude May Futures †	Short	03/2017	10	(20)	0	(5)
Brent Crude October Futures †	Short	08/2017	319	(1,374)	0	(150)
Brent Crude September Futures †	Short	07/2017	2,208	(1,039)	0	(1,062)
Brent Crude September Futures †	Long	07/2018	81	78	37	0
Call Options Strike @ USD 51.000 on Brent Crude December Futures †	Short	10/2016	312	(177)	3	0
Call Options Strike @ USD 52.000 on Brent Crude December Futures †	Short	10/2016	114	(69)	5	0
Call Options Strike @ USD 53.000 on Brent Crude December Futures †	Short	10/2016	38	(15)	2	0
Call Options Strike @ USD 54.000 on Brent Crude January Futures †	Short	11/2016	311	(156)	3	0
Call Options Strike @ USD 55.000 on Brent Crude December Futures †	Short	10/2016	156	73	8	0
Call Options Strike @ USD 56.000 on Brent Crude December Futures †	Short	10/2016	160	81	8	0
Call Options Strike @ USD 60.000 on Brent Crude December Futures †	Long	10/2016	84	(157)	0	(2)
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	Long	11/2016	180	(379)	0	(9)
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	Long	11/2016	91	(175)	0	(4)
Call Options Strike @ USD 62.000 on Brent Crude December Futures †	Long	10/2016	127	(229)	0	(2)
Cattle Feeder November Futures †	Long	11/2016	109	(1,070)	0	(239)
Cattle Feeder October Futures October Futures †	Short	10/2016	109	1,050	242	0
Chicago Ethanol (Platts) December Futures †	Long	12/2016	182	311	115	0
Chicago Ethanol (Platts) December Futures †	Long	12/2017	106	72	56	0
Cocoa December Futures †	Short	12/2016	940	529	582	(136)
Cocoa March Futures †	Long	03/2017	940	(654)	99	(594)
Cocoa March Futures †	Long	03/2017	170	(120)	51	0
Copper December Futures †	Long	12/2016	16	50	8	0
Copper January Futures †	Long	01/2017	114	658	0	0
Corn December Futures †	Short	12/2016	227	(220)	0	(85)
Corn December Futures †	Long	12/2017	560	43	217	0
Corn July Futures †	Long	07/2017	974	194	353	0
Corn March Futures †	Short	03/2017	1,161	(485)	0	(435)
Cotton No. 2 December Futures †	Short	12/2016	439	(269)	0	(77)
EIA Flat Tax On-Highway Diesel Swap April Futures †	Short	04/2017	5	(4)	0	(1)
EIA Flat Tax On-Highway Diesel Swap August Futures †	Short	08/2017	5	(12)	0	(1)
EIA Flat Tax On-Highway Diesel Swap December Futures †	Short	12/2017	5	(16)	0	(1)
EIA Flat Tax On-Highway Diesel Swap February Futures †	Short	02/2017	5	(2)	0	(1)
EIA Flat Tax On-Highway Diesel Swap January Futures †	Short	01/2017	5	0	0	(1)
EIA Flat Tax On-Highway Diesel Swap July Futures †	Short	07/2017	5	(10)	0	(1)
EIA Flat Tax On-Highway Diesel Swap June Futures †	Short	06/2017	5	(8)	0	(1)
EIA Flat Tax On-Highway Diesel Swap March Futures †	Short	03/2017	5	(3)	0	(1)
EIA Flat Tax On-Highway Diesel Swap May Futures †	Short	05/2017	5	(5)	0	(1)
EIA Flat Tax On-Highway Diesel Swap November Futures †	Short	11/2017	5	(17)	0	(1)
EIA Flat Tax On-Highway Diesel Swap October Futures †	Short	10/2017	5	(20)	0	(1)
EIA Flat Tax On-Highway Diesel Swap September Futures †	Short	09/2017	5	(15)	0	(1)
Euro-Bobl December Futures	Short	12/2016	154	(65)	28	0
Euro-Bund 10-Year Bond December Futures	Long	12/2016	1	2	0	(1)
Euro-Mill Wheat December Futures †	Short	12/2016	119	(7)	8	(5)
Euro-Mill Wheat March Futures †	Long	03/2017	119	13	2	(3)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	41	8	21	(1)
European Gasoil Crack Spread Swap April Futures †	Long	04/2017	84	(77)	0	0
European Gasoil Crack Spread Swap December Futures †	Short	12/2017	84	58	0	0
European Gasoil Crack Spread Swap June Futures †	Long	06/2017	84	(59)	0	0
European Gasoil Crack Spread Swap May Futures †	Long	05/2017	84	(75)	0	0
European Gasoil Crack Spread Swap November Futures †	Short	11/2017	84	64	0	0
European Gasoil Crack Spread Swap October Futures †	Short	10/2017	84	59	0	0
Gas Oil December Futures †	Short	12/2016	247	(461)	0	(49)
Gas Oil December Futures †	Long	12/2017	1,410	6,162	282	0
Gas Oil January Futures †	Short	01/2017	266	(699)	0	(47)
Gas Oil June Futures †	Short	06/2017	705	(3,116)	0	(159)
Gas Oil June Futures †	Short	06/2018	705	(2,924)	0	(159)
Gas Oil March Futures †	Long	03/2017	247	427	49	0
Gold 100 oz. December Futures †	Short	12/2016	28	22	23	(2)
Gold 100 oz. February Futures †	Short	02/2017	54	196	48	0
Gulf Coast ULSD (Platts) Swap April Futures †	Long	04/2017	5	17	3	0
Gulf Coast ULSD (Platts) Swap August Futures †	Long	08/2017	5	24	3	0
Gulf Coast ULSD (Platts) Swap December Futures †	Long	12/2017	5	24	3	0
Gulf Coast ULSD (Platts) Swap February Futures †	Long	02/2017	5	15	4	0
Gulf Coast ULSD (Platts) Swap January Futures †	Long	01/2017	5	12	4	0

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Gulf Coast ULSD (Platts) Swap July Futures †	Long	07/2017	5	$22	$3	$0
Gulf Coast ULSD (Platts) Swap June Futures †	Long	06/2017	5	20	3	0
Gulf Coast ULSD (Platts) Swap March Futures †	Long	03/2017	5	16	4	0
Gulf Coast ULSD (Platts) Swap May Futures †	Long	05/2017	5	18	3	0
Gulf Coast ULSD (Platts) Swap November Futures †	Long	11/2017	5	25	3	0
Gulf Coast ULSD (Platts) Swap October Futures †	Long	10/2017	5	28	3	0
Gulf Coast ULSD (Platts) Swap September Futures †	Long	09/2017	5	27	3	0
Hard Red Spring Wheat December Futures †	Long	12/2016	48	38	18	0
Hard Red Spring Wheat March Futures †	Short	03/2017	48	(26)	0	(15)
Hard Red Winter Wheat July Futures †	Long	07/2017	363	(484)	0	(27)
Henry Hub Natural Gas April Futures †	Long	03/2017	2,370	2,504	0	(107)
Henry Hub Natural Gas April Futures †	Long	03/2018	1,080	327	0	(30)
Henry Hub Natural Gas March Futures †	Short	02/2017	2,449	(2,930)	135	0
Henry Hub Natural Gas March Futures †	Short	02/2018	1,116	(710)	31	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	4,053	4,035	0	(182)
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	3,797	(53)	0	(104)
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	1	(5)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2018	454	(235)	0	(25)
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	1	(5)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	17	23	0	(1)
Henry Hub Natural Gas Swap December Futures †	Long	11/2018	454	21	0	(19)
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	1	(5)	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2018	435	314	0	(13)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	1	(5)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2017	454	371	0	(14)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	1	(5)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2018	454	(239)	0	(23)
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	1	(5)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2018	450	(263)	0	(16)
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	1	(5)	0	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	4,053	(4,556)	223	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2018	831	119	23	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	1	(5)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2018	454	(279)	0	(11)
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	1	(5)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	21	17	0	(3)
Henry Hub Natural Gas Swap November Futures †	Long	10/2018	450	(145)	0	(21)
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	1	(5)	0	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	2,062	(2,023)	67	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2018	454	(207)	0	(23)
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	1	(5)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2018	450	(241)	0	(22)
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	1	(5)	0	0
Japan Government 10-Year Bond December Futures	Short	12/2016	4	(27)	2	(1)
Lead January Futures †	Long	01/2017	202	1,347	0	0
Lean Hogs December Futures †	Long	12/2016	80	(154)	0	(96)
Live Cattle December Futures †	Short	12/2016	113	722	136	0
Live Cattle February Futures †	Long	02/2017	113	(658)	0	(128)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2017	40	3	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2017	40	5	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	204	(153)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2017	40	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2017	40	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2017	40	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2017	40	5	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2017	40	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2017	40	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2017	40	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	204	(143)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2017	40	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	204	(118)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2017	40	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2017	40	5	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	61	37	0	(3)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	61	(40)	0	(3)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	61	(119)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap February Futures †	Short	02/2017	61	40	0	(14)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	61	44	0	(15)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	61	(19)	0	(3)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	61	0	0	(5)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	61	37	0	(12)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	69

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	61	$19	$0	$(3)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	61	(99)	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	61	(80)	0	(2)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	61	(61)	0	(3)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	61	146	26	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	61	171	22	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	61	236	25	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	Long	02/2017	61	217	20	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	61	217	17	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	61	156	22	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	498	(616)	0	(192)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	620	897	249	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	61	140	25	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	61	222	25	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	61	206	23	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	61	191	24	0
Natural Gas April Futures †	Long	03/2017	1,711	5,788	0	(308)
Natural Gas April Futures †	Long	03/2018	632	(90)	0	(69)
Natural Gas December Futures †	Long	11/2016	1,139	(465)	0	(330)
Natural Gas January Futures †	Short	12/2016	2,580	635	619	0
Natural Gas January Futures †	Long	12/2017	138	(24)	0	(17)
Natural Gas July Futures †	Long	06/2017	484	(57)	0	(56)
Natural Gas June Futures †	Long	05/2017	972	(313)	0	(158)
Natural Gas March Futures †	Short	02/2017	1,500	(1,892)	330	0
Natural Gas March Futures †	Long	02/2018	95	(31)	0	(10)
Natural Gas October Futures †	Short	09/2017	865	(332)	112	0
New York Harbor ULSD April Futures †	Long	03/2017	4	12	3	0
New York Harbor ULSD Crack Spread April Futures †	Long	04/2017	69	21	17	0
New York Harbor ULSD Crack Spread December Futures †	Short	12/2017	69	(30)	0	(10)
New York Harbor ULSD Crack Spread June Futures †	Long	06/2017	69	25	16	0
New York Harbor ULSD Crack Spread May Futures †	Long	05/2017	69	16	16	0
New York Harbor ULSD Crack Spread November Futures †	Short	11/2017	69	(11)	0	(11)
New York Harbor ULSD Crack Spread October Futures †	Short	10/2017	69	4	0	(12)
New York Harbor ULSD December Futures †	Long	11/2016	195	642	152	0
New York Harbor ULSD February Futures †	Long	01/2017	4	12	3	0
New York Harbor ULSD January Futures †	Short	12/2016	73	(354)	0	(56)
New York Harbor ULSD June Futures †	Short	05/2017	340	(1,097)	0	(228)
New York Harbor ULSD March Futures †	Long	02/2017	260	914	190	0
New York Harbor ULSD November Futures †	Short	10/2016	20	(67)	0	(16)
New York Harbor ULSD September Futures †	Long	08/2017	59	132	38	0
Nickel January Futures †	Long	01/2017	129	437	0	0
Nickel November Futures †	Long	11/2016	31	87	0	0
Platinum January Futures †	Short	01/2017	166	216	22	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,699	53	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	809	12	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,699	(274)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	809	(45)	0	0
Put Options Strike @ USD 42.000 on Brent Crude December Futures †	Short	10/2016	114	36	8	0
Put Options Strike @ USD 43.000 on Brent Crude December Futures †	Short	10/2016	38	15	3	0
RBOB Gasoline April Futures †	Long	03/2017	646	3,091	475	0
RBOB Gasoline December Futures †	Short	11/2016	871	(3,472)	0	(746)
RBOB Gasoline February Futures †	Long	01/2017	6	(1)	5	0
RBOB Gasoline January Futures †	Long	12/2016	16	95	14	0
RBOB Gasoline June Futures †	Short	05/2017	634	(3,589)	0	(434)
RBOB Gasoline March Futures †	Long	02/2017	669	2,116	517	0
RBOB Gasoline May Futures †	Long	04/2017	6	52	4	0
RBOB Gasoline November Futures †	Long	10/2016	5	30	4	0
Silver December Futures †	Short	12/2016	56	(4)	0	(7)
Silver March Futures †	Short	03/2017	80	366	0	(10)
Soybean January Futures †	Long	01/2017	1,669	(1,018)	250	0
Soybean Meal March Futures †	Long	03/2017	593	(380)	18	0
Soybean Meal May Futures †	Short	05/2017	593	291	0	(24)
Soybean November Futures †	Short	11/2016	1,584	5,596	0	(297)
Soybean November Futures †	Short	11/2017	710	(173)	0	(71)
Soybean Oil December Futures †	Short	12/2016	120	11	0	(7)
Soybean Oil May Futures †	Long	05/2017	120	8	5	0
Sugar No. 11 July Futures †	Long	06/2017	2,789	3,705	0	(906)

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Sugar No. 11 March Futures †	Long	02/2017	274	$596	$0	$(107)
Sugar No. 11 May Futures †	Short	04/2017	2,789	(4,500)	1,000	0
U.S. Treasury 2-Year Note December Futures	Short	12/2016	4	0	0	0
U.S. Treasury 10-Year Note December Futures †	Long	12/2016	337	258	0	(142)
U.S. Treasury 30-Year Bond December Futures	Long	12/2016	145	(400)	0	(213)
Wheat December Futures †	Long	12/2016	614	75	92	(11)
Wheat July Futures †	Short	07/2017	363	751	0	(23)
Wheat March Futures †	Short	03/2017	1,517	1,212	10	(228)
White Sugar March Futures †	Long	02/2017	623	1,442	0	(206)
White Sugar May Futures †	Long	04/2017	4	12	3	0
WTI Crude August Futures †	Short	07/2017	141	(144)	0	(61)
WTI Crude December Futures †	Long	11/2016	210	486	88	0
WTI Crude December Futures †	Short	11/2017	2,722	(8,426)	0	(1,192)
WTI Crude December Futures †	Short	11/2018	550	(111)	0	(245)
WTI Crude February Futures †	Short	01/2017	236	(675)	0	(104)
WTI Crude January Futures †	Long	12/2016	1	3	0	0
WTI Crude June Futures †	Short	05/2017	443	(337)	0	(199)
WTI Crude June Futures †	Short	05/2018	318	(1,586)	0	(157)
WTI Crude March Futures †	Short	02/2017	1,499	(2,701)	0	(660)
WTI Crude March Futures †	Long	02/2018	1,753	10,939	771	0
WTI Crude March Futures †	Long	02/2019	87	114	41	0
WTI Crude November Futures †	Long	10/2016	35	53	14	0
WTI Crude October Futures †	Long	09/2017	282	297	124	0
WTI Crude September Futures †	Long	08/2017	2,991	15,596	1,286	0
WTI Crude September Futures †	Long	08/2018	397	166	179	0
Zinc January Futures †	Long	01/2017	238	601	0	0
Zinc November Futures †	Long	11/2016	7	9	0	0

Total Futures Contracts				$21,657	$13,556	$(14,233)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-26 5-Year Index	(5.000)%	06/20/2021	$13,000	$(691)	$(454)	$0	$(77)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR *	0.996%	04/05/2018	$	1,000	$0	$0	$0	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		75,500	(3,087)	(1,241)	99	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		76,600	5,000	4,469	0	(188)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		20,460	(1,070)	(466)	55	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		64,500	(1,841)	(484)	197	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		342,100	(17,504)	(17,334)	1,160	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		194,100	(6,858)	(6,237)	665	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		71,600	(2,171)	(1,858)	245	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		3,400	(271)	(210)	17	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026		11,850	(35)	(16)	40	0
Receive	3-Month USD-LIBOR *†	1.750	12/21/2026		135,410	(3,231)	(138)	730	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	33,700	(101)	4	3	0
Pay	28-Day MXN-TIIE	5.825	01/12/2023	MXN	299,200	(288)	(282)	0	(28)

						$(31,457)	$(23,793)	$3,211	$(216)

Total Swap Agreements						$(32,148)	$(24,247)	$3,211	$(293)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	71

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(i)	Securities with an aggregate market value of $55,448 and cash of $8,532 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO CommoditiesPLUS® Strategy Fund (4)	$0	$93	$3,126	$3,219	$0	$(224)	$(293)	$(517)
PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary) (4)	2,887	13,463	85	16,435	(4,034)	(14,009)	0	(18,043)

Total Exchange-Traded or Centrally Cleared	$2,887	$13,556	$3,211	$19,654	$(4,034)	$(14,233)	$(293)	$(18,560)

(4)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2016		BRL	30,214		$8,069	$4	$(1,225)
	10/2016		DKK	28,370		4,255	0	(25)
	10/2016	†	GBP	16,531		21,871	445	0
	10/2016		JPY	1,535,066		15,304	166	0
	10/2016			$9,248	BRL	30,214	43	0
	10/2016			14,099	DKK	93,663	32	0
	11/2016		JPY	2,120,000		$20,983	42	0
	11/2016			$1,212	CAD	1,588	0	(1)
	11/2016	†		19,604	EUR	17,630	238	0
	01/2017		DKK	2,000		$302	0	(1)
	04/2017			153,077		23,178	2	(126)
BPS	10/2016		BRL	12,100		2,916	0	(805)
	10/2016		MXN	5,827		296	0	(4)
	10/2016			$3,727	BRL	12,100	0	(7)
	10/2016	†		21,507	GBP	16,531	0	(80)
	11/2016	†	GBP	16,531		$21,518	78	0
	11/2016	†		$327	GBP	250	0	(3)
	01/2017		BRL	25,700		$5,918	0	(1,773)
	01/2017		DKK	21,311		3,262	32	0
	04/2017			52,095		7,958	28	0
CBK	10/2016		BRL	43,430		12,721	19	(652)
	10/2016			$13,363	BRL	43,430	0	(9)
	10/2016			7,103	MXN	137,974	74	(74)
	01/2017		BRL	31,455		$9,467	54	0
	10/2017			52,210		14,603	22	0
DUB	10/2016			$3,645	CNH	24,275	0	(10)
	01/2017		BRL	31,600		$7,304	0	(2,153)
	04/2017		DKK	130,575		19,391	0	(485)
GLM	10/2016	†	CAD	1,603		1,222	0	0
	10/2016			$55,593	EUR	49,593	117	0
	10/2016			116	MXN	2,130	0	(6)
	11/2016	†	EUR	51,531		$57,828	0	(139)
	11/2016			$119	TWD	3,816	3	0
	01/2017		BRL	48,900		$11,440	0	(3,194)
HUS	10/2016			$3,636	NZD	5,007	10	0
	11/2016		NZD	5,007		$3,632	0	(10)
JPM	10/2016		BRL	59,870		15,515	1	(2,895)
	10/2016		CNH	43,369		6,521	27	0
	10/2016		DKK	67,320		10,038	0	(119)
	10/2016		NZD	5,007		3,661	15	0
	10/2016			$18,288	BRL	59,870	121	0
	10/2016			5,868	EUR	5,226	3	(1)
	11/2016	†	EUR	3,769		$4,216	0	(26)

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	11/2016			$10,194	GBP	7,853	$0	$(7)
	01/2017		BRL	77,000		$19,859	0	(3,185)
	04/2017			63,500		18,398	0	(132)
MSB	10/2016			30,214		9,332	42	0
	10/2016		EUR	54,819		62,004	423	0
	10/2016			$9,308	BRL	30,214	0	(17)
	11/2016			9,255		30,214	0	(44)
RYL	10/2016			11,278	CNH	75,626	45	0
SCX	10/2016		CNH	56,532		$8,659	194	0
	10/2016			$5,029	JPY	506,466	0	(35)
	11/2016		JPY	506,466		$5,036	35	0
TOR	01/2017		BRL	31,000		7,087	0	(2,190)
UAG	10/2016	†	JPY	8,130,000		77,969	0	(2,247)
	10/2016			$10,112	JPY	1,028,600	32	0
	12/2016		JPY	8,790,000		$86,323	0	(648)
	01/2017		DKK	67,235		10,265	76	0
	04/2017			86,154		13,093	0	(21)

Total Forward Foreign Currency Contracts							$2,423	$(22,349)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$ 239,700	$ 209	$29
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	7,200	721	928
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	7,200	721	465
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	18,900	1,289	519
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	46,500	340	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	452,400	402	55
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	31,500	2,971	1,539
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	7,400	740	954
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	7,400	740	478

							$ 8,133	$4,967

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$120,800	$1,691	$1,547
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	120,600	1,676	1,545

						$3,367	$3,092

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC Brent Crude Spread December Futures †	$60.000	12/31/2016	$ 117	$288	$34
GST	Call - OTC WTI Crude December Futures †	66.000	12/31/2017	96	184	139
JPM	Call - OTC Brent Crude Spread December Futures †	60.000	12/31/2016	303	695	89
	Call - OTC WTI Crude December Futures †	66.000	12/31/2017	96	161	139

					$1,328	$401

Total Purchased Options					$12,828	$8,460

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	73

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625%	11/16/2016	EUR	22,400	$(20)	$(23)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		23,000	(33)	(11)

							$(53)	$(34)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Put - OTC EUR versus USD	$1.085	11/03/2016	EUR	10	$0	$0

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount			Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$		12,800	$(110)	$(20)
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020			900	(12)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020			10,000	(98)	(1)
	Floor - OTC YOY CPURNSA	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018			17,000	(168)	(20)
	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018			16,000	(155)	(18)
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035		EUR	10,900	(496)	(73)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$		18,600	(135)	(6)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024			12,800	(89)	(4)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020			47,600	(538)	(380)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020			14,400	(266)	(143)

								$(2,067)	$(665)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$	94,500	$(1,331)	$(502)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		46,500	(370)	(1,287)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		148,800	(2,983)	(1,414)

								$(4,684)	$(3,203)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$	241,600	$(1,691)	$(1,180)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019		241,200	(1,678)	(1,178)

							$(3,369)	$(2,358)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC Gasoline December Futures †	$165.000	12/31/2016	$	49	$(344)	$(49)
GST	Call - OTC Heating Oil December Futures †	200.000	12/31/2017		4,032	(242)	(198)
JPM	Call - OTC Gasoline December Futures †	165.000	12/31/2016		127	(838)	(128)
	Call - OTC Heating Oil December Futures †	200.000	12/31/2017		4,032	(221)	(198)

						$(1,645)	$(573)

Total Written Options						$(11,818)	$(6,833)

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period			Sales		Closing Buys		Expirations			Exercised			Balance at End of Period
# of Contracts			5,086		16,474		(8,050)			(5,495)			(1,150)			6,865
Notional Amount in $	$		918,752		$927,694		$(407,970)	$		(436,156)	$		(71,380)	$		930,940
Notional Amount in AUD		AUD	0	AUD	6,250	AUD	(6,250)		AUD	0		AUD	0		AUD	0
Notional Amount in EUR		EUR	55,490	EUR	206,760	EUR	(45,400)		EUR	(111,440)		EUR	(49,100)		EUR	56,310

Premiums	$		(14,182)		$(19,206)		$9,311	$		3,985	$		546	$		(19,546)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Pay	ACSF7 Index †	$4.921	01/31/2017	50,000	$0	$6	$6	$0
	Pay	ACSG7 Index †	4.896	02/28/2017	50,000	0	9	9	0
	Pay	ACSZ6 Index †	2.474	12/31/2016	50,000	0	(3)	0	(3)
	Receive	EURMARGIN 1Q17 †	4.800	03/31/2017	219,000	(35)	54	19	0
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	21,000	0	6	6	0
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	283,500	(70)	32	0	(38)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	82,800	0	(42)	0	(42)
	Receive	EURSIMP 2H16 †	1.240	12/31/2016	63,000	(9)	81	72	0
	Receive	EURSIMP CAL17 †	0.550	12/31/2017	210,000	0	78	78	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	228,000	0	(351)	0	(351)
	Pay	Natural Gas †	1.441	12/31/2016	81,000	(7)	39	32	0
	Pay	Natural Gas †	2.713	01/31/2017	81,000	0	12	12	0
	Pay	Natural Gas †	2.634	02/28/2017	78,000	(2)	8	6	0
	Receive	OREXIO 1Q17 †	45.250	03/31/2017	33,000	59	77	136	0
	Receive	OREXIO 4Q16 †	49.500	12/31/2016	27,450	(167)	267	100	0
	Receive	PLATGOLD Index †	338.750	01/06/2017	15,100	693	144	837	0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	50,100	0	28	28	0
	Pay	GOLDLNPM Index †	1,088.660	01/06/2017	700	0	(160)	0	(160)
	Pay	GOLDLNPM Index †	1,314.550	01/06/2017	750	0	(2)	0	(2)
	Receive	OREXIO 1Q17 †	45.750	03/31/2017	98,250	(14)	371	357	0
	Receive	OREXIO 4Q16 †	35.500	12/31/2016	8,400	57	91	148	0
	Receive	PLATGOLD Index †	244.000	01/06/2017	6,500	(126)	(128)	0	(254)
	Receive	PLTMLNPM Index †	881.030	01/06/2017	700	0	107	107	0
	Receive	PLTMLNPM Index †	1,059.430	01/06/2017	750	0	(19)	0	(19)
JPM	Receive	EURMARGIN 1Q17 †	4.750	03/31/2017	99,000	(21)	35	14	0
	Receive	EURMARGIN 4Q17 †	3.900	12/31/2017	51,000	0	25	25	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	151,200	0	(77)	0	(77)
	Receive	EURSIMP 4Q16 †	0.820	12/31/2016	45,000	0	61	61	0
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	300,000	3	43	46	0
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	48,000	0	(64)	0	(64)
	Receive	OREXIO 2Q17 †	45.350	06/30/2017	33,300	0	44	44	0
	Receive	USMARGIN V6-H7 †	6.840	03/31/2017	90,000	0	136	136	0
MAC	Receive	EURSIMP 2H16 †	0.250	12/31/2016	90,000	0	192	192	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	420,000	(307)	(339)	0	(646)
MYC	Receive	EURMARGIN 1Q17 †	4.660	03/31/2017	186,000	0	42	42	0
	Receive	EURMARGIN CAL17 †	4.580	12/31/2017	336,000	0	253	253	0
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	271,200	0	(119)	0	(119)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	272,400	0	(125)	0	(125)
	Receive	EURSIMP CAL17 †	0.560	12/31/2017	96,000	0	35	35	0
	Receive	EURSIMP CAL17 †	0.780	12/31/2017	96,000	0	14	14	0
	Receive	EURSIMP CAL17 †	0.880	12/31/2017	156,000	0	7	7	0
SOG	Receive	EURMARGIN 4Q16 †	4.580	12/31/2016	186,000	0	266	266	0
UAG	Pay	GOLDLNPM Index †	1,290.244	05/30/2017	40,000	0	(1,474)	0	(1,474)
	Receive	PLTMLNPM Index †	982.271	05/30/2017	40,000	0	2,282	2,282	0

						$54	$1,942	$5,370	$(3,374)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
MYC	Canadian Natural Resources Ltd.	(1.000)%	03/20/2018	0.587%	$ 1,900	$100	$(112)	$0	$(12)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	75

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.311%	EUR 400	$(3)	$4	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (3)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (6)
							Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$110	$(3)	$1	$0	$(2)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,100	(139)	64	0	(75)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	90	(3)	2	0	(1)

					$ (145)	$67	$0	$(78)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month USD-CPURNSA *	1.565%	06/07/2018		$3,900	$0	$6	$6	$0
BPS	Pay	1-Month GBP-UKRPI	3.300	12/15/2030	GBP	600	2	5	7	0
	Receive	3-Month EUR-EXT-CPI	0.550	10/15/2017	EUR	1,700	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		7,800	0	49	49	0
	Receive	3-Month USD-CPURNSA	2.500	07/15/2022		$20,900	127	(2,560)	0	(2,433)
CBK	Pay	1-Month GBP-UKRPI	3.140	04/15/2031	GBP	17,900	0	(796)	0	(796)
	Receive	3-Month EUR-EXT-CPI	0.290	08/15/2017	EUR	6,200	0	10	10	0
	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018		25,900	0	(128)	0	(128)
	Receive	3-Month EUR-EXT-CPI	0.655	08/15/2018		1,000	(1)	(4)	0	(5)
	Receive	3-Month EUR-EXT-CPI	0.640	09/15/2018		1,000	0	(4)	0	(4)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		1,600	0	(6)	0	(6)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		20,960	0	133	133	0
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		19,700	0	87	87	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		4,500	(1)	28	27	0
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	4,900	0	255	255	0
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	3,200	(4)	(8)	0	(12)
	Receive	3-Month EUR-EXT-CPI	0.605	09/15/2018		1,800	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		3,800	2	(16)	0	(14)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		2,800	0	18	18	0
FBF	Pay	1-Month GBP-UKRPI	3.352	05/15/2030	GBP	100	0	5	5	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		4,700	0	(209)	0	(209)
	Receive	3-Month EUR-EXT-CPI	0.615	09/15/2018	EUR	1,900	0	(6)	0	(6)
GLM	Receive	3-Month EUR-EXT-CPI	0.650	09/15/2018		1,100	0	(5)	0	(5)
JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	6,200	136	(21)	115	0
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	3,400	0	(12)	0	(12)
	Pay	3-Month USD-CPURNSA	1.550	01/15/2017		$46,600	0	0	0	0

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Receive	3-Month EUR-EXT-CPI	0.806%	04/15/2021	EUR	9,130	$0	$58	$58	$0
SOG	Receive	3-Month EUR-EXT-CPI	0.680	10/15/2018		1,200	1	(7)	0	(6)
UAG	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	9,800	0	428	428	0
	Receive	3-Month EUR-EXT-CPI	0.525	10/15/2017	EUR	7,000	3	(19)	0	(16)
	Receive	3-Month EUR-EXT-CPI	0.610	09/15/2018		1,300	0	(4)	0	(4)

							$265	$(2,733)	$1,198	$(3,666)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	CSIXTR Index †	42,289	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	$135,471	$0	$6,012	$6,012	$0
BPS	Receive	BCOMF1T Index †	115,142	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	37,564	0	1,053	1,053	0
	Receive	CSIXTR Index †	103,530	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	331,655	0	14,717	14,717	0
	Pay	SPGCINP Index †	102,043	(0.050)%	02/15/2017	15,115	0	(748)	0	(748)
CBK	Receive	CSIXTR Index †	49,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	156,970	0	6,966	6,966	0
	Receive	CVICXMB2 Index †	1,491,560	0.100%	02/15/2017	159,845	0	(183)	0	(183)
	Receive	CVICXMB3 Index †	1,389,447	0.100%	02/15/2017	160,666	0	(37)	0	(37)
CIB	Receive	CSIXTR Index †	58,252	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	186,610	0	8,281	8,281	0
FAR	Receive	BCOMTR Index †	125,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	20,972	0	570	570	0
FBF	Receive	CSCU115E Index †	13,999	0.100%	02/15/2017	4,334	0	77	77	0
	Receive	CSIXTR Index †	23,667	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	75,816	0	3,364	3,364	0
	Pay	CSMFHGER Index †	19,624	0.000%	02/15/2017	4,088	0	(97)	0	(97)
GST	Receive	BCOMF1T Index †	126,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	41,107	0	1,153	1,153	0
	Receive	CSIXTR Index †	136,683	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	437,859	0	19,428	19,428	0
	Pay	SPGCINP Index †	82,598	(0.050)%	08/15/2017	12,352	0	(608)	0	(608)
JPM	Receive	BCOMF1T Index †	1,698,736	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	554,201	0	15,538	15,538	0
	Pay	BCOMTR Index †	3,895,196	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	653,533	0	(17,728)	0	(17,728)
	Receive	CSIXTR Index †	144,208	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	461,966	0	20,502	20,502	0
	Receive	JMABCTNE Index †	1,624,591	0.150%	02/15/2017	182,705	0	(92)	0	(92)
	Receive	JMABDEWE Index †	87,079	0.300%	02/15/2017	87,658	0	(95)	0	(95)
	Receive	JMABFNJ1 Index †	285,940	0.350%	02/15/2017	29,688	0	90	90	0
	Pay	SPGCINP Index †	13,030	(0.050)%	02/15/2017	1,949	0	(77)	0	(77)
MAC	Receive	CSIXTR Index †	78,610	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	251,824	0	11,178	11,178	0
RBC	Receive	CSIXTR Index †	5,360	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	17,171	0	762	762	0
SOG	Receive	CSIXTR Index †	88,829	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	284,560	0	12,631	12,631	0

							$0	$102,657	$122,322	$(19,665)

(7)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	77

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	SPGCCLP Index (8)†	8.851%	06/16/2017	$ 21,176	$0	$1,714	$1,714	$0
	Receive	SPGCCLP Index (8)†	9.303	06/16/2017	22,633	0	1,730	1,730	0
GST	Pay	GOLDLNPM Index (8)†	4.000	05/08/2017	650	0	9	9	0
	Pay	GOLDLNPM Index (8)†	7.784	03/24/2020	5,172	0	147	147	0
	Pay	LME Copper December Futures (8)†	5.244	12/07/2016	3,419	0	92	92	0
	Pay	LME Copper October Futures (8)†	4.516	10/05/2016	5,349	0	150	150	0
	Pay	SPGCCLP Index (8)†	11.834	06/16/2017	22,633	0	(1,159)	0	(1,159)
	Pay	SPGCCLP Index (8)†	12.076	06/16/2017	21,176	0	(1,033)	0	(1,033)
JPM	Pay	GOLDLNPM Index (8)†	10.890	04/29/2020	53,793	0	3,116	3,116	0
	Pay	GOLDLNPM Index (8)†	11.156	05/07/2020	24,251	0	1,463	1,463	0
MAC	Pay	LME Copper October Futures (8)†	5.221	10/05/2016	3,419	0	109	109	0

						$0	$6,338	$8,530	$(2,192)

Total Swap Agreements						$271	$108,163	$137,421	$(28,987)

(8)	Variance Swap

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(k)	Securities with an aggregate market value of $24,635 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (9)
PIMCO CommoditiesPLUS® Strategy Fund
BOA	$289	$0	$7	$296	$(1,378)	$0	$0	$(1,378)	$(1,082)	$1,278	$196
BPS	60	0	56	116	(2,589)	(43)	(2,438)	(5,070)	(4,954)	5,204	250
CBK	169	29	257	455	(735)	0	(939)	(1,674)	(1,219)	1,439	220
DUB	0	1,912	273	2,185	(2,648)	(541)	(108)	(3,297)	(1,112)	997	(115)
FAR	0	1,547	0	1,547	0	(1,180)	0	(1,180)	367	(260)	107
FBF	0	0	5	5	0	(1,287)	(215)	(1,502)	(1,497)	1,612	115
GLM	120	55	0	175	(3,324)	(73)	(5)	(3,402)	(3,227)	2,741	(486)
HUS	10	0	0	10	(10)	0	0	(10)	0	0	0
JPM	167	0	115	282	(6,339)	(544)	(12)	(6,895)	(6,613)	6,726	113
MSB	465	0	0	465	(61)	0	0	(61)	404	(610)	(206)
MYC	0	1,539	58	1,597	0	(1,414)	(13)	(1,427)	170	(450)	(280)
NGF	0	2,977	0	2,977	0	(1,178)	0	(1,178)	1,799	(1,600)	199
RYL	45	0	0	45	0	0	0	0	45	0	45
SCX	229	0	0	229	(35)	0	0	(35)	194	(280)	(86)
SOG	0	0	0	0	0	0	(6)	(6)	(6)	11	5
TOR	0	0	0	0	(2,190)	0	0	(2,190)	(2,190)	2,159	(31)
UAG	108	0	428	536	(669)	0	(20)	(689)	(153)	321	168
PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
BOA	683	0	9,456	10,139	0	0	0	0	10,139	(9,520)	619
BPS	78	34	17,083	17,195	(83)	(49)	(1,182)	(1,314)	15,881	(13,540)	2,341
CBK	0	0	6,966	6,966	0	0	(220)	(220)	6,746	(6,120)	626
CIB	0	0	8,281	8,281	0	0	0	0	8,281	(7,300)	981
FAR	0	0	570	570	0	0	0	0	570	(320)	250
FBF	0	0	3,441	3,441	0	0	(97)	(97)	3,344	(2,970)	374
GLM	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)
GST	0	139	21,619	21,758	0	(198)	(3,235)	(3,433)	18,325	(17,190)	1,135
JPM	0	228	41,035	41,263	(26)	(326)	(18,133)	(18,485)	22,778	(19,390)	3,388
MAC	0	0	11,479	11,479	0	0	(646)	(646)	10,833	(9,440)	1,393
MYC	0	0	351	351	0	0	(244)	(244)	107	(63)	44
RBC	0	0	762	762	0	0	0	0	762	(540)	222
SOG	0	0	12,897	12,897	0	0	0	0	12,897	(11,330)	1,567
UAG	0	0	2,282	2,282	(2,247)	0	(1,474)	(3,721)	(1,439)	2,102	663

Total Over the Counter	$2,423	$8,460	$137,421	$148,304	$(22,349)	$(6,833)	$(28,987)	$(58,169)

(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$2,887	$0	$0	$0	$0	$2,887
Futures	13,463	0	0	0	93	13,556
Swap Agreements	0	0	0	0	3,211	3,211

	$16,350	$0	$0	$0	$3,304	$19,654

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,423	$0	$2,423
Purchased Options	401	0	0	0	8,059	8,460
Swap Agreements	136,222	1	0	0	1,198	137,421

	$136,623	$1	$0	$2,423	$9,257	$148,304

	$152,973	$1	$0	$2,423	$12,561	$167,958

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$4,034	$0	$0	$0	$0	$4,034
Futures	13,867	0	0	0	366	14,233
Swap Agreements	0	77	0	0	216	293

	$17,901	$77	$0	$0	$582	$18,560

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,349	$0	$22,349
Written Options	573	34	0	0	6,226	6,833
Swap Agreements	25,231	90	0	0	3,666	28,987

	$25,804	$124	$0	$22,349	$9,892	$58,169

	$43,705	$201	$0	$22,349	$10,474	$76,729

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$6,191	$0	$0	$0	$0	$6,191
Written Options	1,785	0	0	0	332	2,117
Futures	(36,378)	0	0	0	(52)	(36,430)
Swap Agreements	0	(795)	0	0	(10,791)	(11,586)

	$(28,402)	$(795)	$0	$0	$(10,511)	$(39,708)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,963	$0	$34,963
Purchased Options	(342)	0	0	(85)	(1,811)	(2,238)
Written Options	978	262	0	417	1,145	2,802
Swap Agreements	196,608	1	0	496	5,945	203,050

	$197,244	$263	$0	$35,791	$5,279	$238,577

	$168,842	$(532)	$0	$35,791	$(5,232)	$198,869

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	79

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

September 30, 2016 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(128)	$0	$0	$0	$0	$(128)
Written Options	2,386	0	0	0	0	2,386
Futures	42,774	0	0	0	(486)	42,288
Swap Agreements	0	(636)	0	0	(6,392)	(7,028)

	$45,032	$(636)	$0	$0	$(6,878)	$37,518

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(51,388)	$0	$(51,388)
Purchased Options	(646)	0	0	0	(1,891)	(2,537)
Written Options	777	(17)	0	(39)	2,814	3,535
Swap Agreements	101,004	34	0	0	(6,930)	94,108

	$101,135	$17	$0	$(51,427)	$(6,007)	$43,718

	$146,167	$(619)	$0	$(51,427)	$(12,885)	$81,236

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,322	$0	$5,322
Corporate Bonds & Notes
Banking & Finance	0	315,867	15,958	331,825
Industrials	0	14,681	0	14,681
Utilities	0	3,039	0	3,039
U.S. Government Agencies	0	124,941	0	124,941
U.S. Treasury Obligations	0	431,197	0	431,197
Non-Agency Mortgage-Backed Securities	0	97,636	0	97,636
Asset-Backed Securities	0	158,726	0	158,726
Sovereign Issues	0	147,673	0	147,673
Short-Term Instruments
Certificates of Deposit	0	24,049	0	24,049
Repurchase Agreements	0	389,754	0	389,754
Japan Treasury Bills	0	187,836	0	187,836
U.S. Treasury Bills	0	74,624	0	74,624

	$0	$1,975,345	$15,958	$1,991,303

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$578,473	$0	$0	$578,473

Total Investments	$578,473	$1,975,345	$15,958	$2,569,776

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,371)	$0	$(5,371)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16,443	3,211	0	19,654
Over the counter	0	147,853	451	148,304

	$16,443	$151,064	$451	$167,958

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18,267)	(293)	0	(18,560)
Over the counter	0	(57,596)	(573)	(58,169)

	$(18,267)	$(57,889)	$(573)	$(76,729)

Totals	$576,649	$2,063,149	$15,836	$2,655,634

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.4%

CORPORATE BONDS & NOTES 9.9%

BANKING & FINANCE 7.7%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,100	$1,103
3.250% due 09/29/2017		3,400	3,430
American International Group, Inc.
5.850% due 01/16/2018		500	528
Banca Carige SpA
3.750% due 11/25/2016	EUR	700	790
Bank of America Corp.
4.057% due 10/21/2025	MXN	68,000	3,851
6.400% due 08/28/2017		$1,000	1,044
Bank of America N.A.
1.750% due 06/05/2018		1,400	1,409
BPCE S.A.
4.625% due 07/11/2024		1,200	1,228
BRFkredit A/S
2.000% due 10/01/2017	DKK	3,100	479
CIT Group, Inc.
5.000% due 05/15/2017		$100	102
Citigroup, Inc.
1.277% due 05/01/2017		2,800	2,802
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	7,091	370
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	614
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)		1,500	1,552
Deutsche Bank AG
1.350% due 05/30/2017		2,300	2,255
Dexia Credit Local S.A.
1.250% due 10/18/2016		5,000	5,001
Ford Motor Credit Co. LLC
1.361% due 09/08/2017		3,000	3,001
1.500% due 01/17/2017		350	351
6.625% due 08/15/2017		1,600	1,670
Goldman Sachs Group, Inc.
2.050% due 09/15/2020		3,300	3,320
ING Bank NV
2.625% due 12/05/2022		1,200	1,245
International Lease Finance Corp.
5.875% due 04/01/2019		100	107
6.250% due 05/15/2019		200	217
8.250% due 12/15/2020		100	119
Intesa Sanpaolo SpA
2.375% due 01/13/2017		4,500	4,507
JPMorgan Chase Bank N.A.
1.259% due 06/02/2017		7,500	7,504
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,400	2,912
National Bank of Greece S.A.
3.875% due 10/07/2016		600	674
Navient Corp.
5.500% due 01/15/2019		$1,000	1,017
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	3,900	594
2.000% due 10/01/2017		3,100	478
Novo Banco S.A.
5.000% due 04/23/2019	EUR	50	39
Nykredit Realkredit A/S
1.000% due 07/01/2017	DKK	3,100	473
1.000% due 10/01/2017		14,900	2,280
2.000% due 10/01/2017		6,200	957
Realkredit Danmark A/S
1.000% due 01/01/2017		7,600	1,151
1.000% due 04/01/2017		200	30
2.000% due 04/01/2017		6,600	1,008
2.000% due 01/01/2018		4,300	667
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$2,620	2,706

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Synchrony Financial
2.192% due 11/09/2017		$300	$302
Toronto-Dominion Bank
2.250% due 03/15/2021		1,800	1,838
UBS Group Funding Jersey Ltd.
2.453% due 04/14/2021		12,600	12,917
Volkswagen Bank GmbH
0.112% due 11/27/2017	EUR	700	783

			79,425

INDUSTRIALS 2.1%
AbbVie, Inc.
3.200% due 05/14/2026		$2,450	2,487
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,500	6,538
Celgene Corp.
2.300% due 08/15/2018		$200	203
CSX Corp.
5.600% due 05/01/2017		50	51
General Motors Co.
3.500% due 10/02/2018		3,000	3,086
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,400	2,656
4.500% due 12/06/2016	JPY	100	1
5.014% due 12/27/2017	EUR	300	325
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		$200	210
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	108
SFR Group S.A.
6.000% due 05/15/2022		2,600	2,662
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,300	1,301
2.000% due 04/01/2018		2,000	2,014

			21,642

UTILITIES 0.1%
Nevada Power Co.
6.500% due 08/01/2018		600	655

Total Corporate Bonds & Notes (Cost $103,855)			101,722

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		175	169

Total Municipal Bonds & Notes (Cost $137)			169

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
4.089% due 02/25/2018 (a)		3,771	112
Fannie Mae, TBA
3.000% due 11/01/2046		15,000	15,560
3.500% due 10/01/2031		4,000	4,218

Total U.S. Government Agencies (Cost $20,045)			19,890

U.S. TREASURY OBLIGATIONS 70.7%
U.S. Treasury Bonds
2.500% due 02/15/2046 (i)		8,220	8,526
3.000% due 05/15/2045 †		320	366
3.000% due 11/15/2045 (n)		30	34
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (i)(l)(n)		85,725	86,690
0.125% due 04/15/2018 †		45,339	45,849
0.125% due 04/15/2019 (i)(l)		57,853	58,862
0.125% due 04/15/2020 (l)(n)		4,522	4,612

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 04/15/2021		$3,249	$3,320
0.125% due 07/15/2022		25,490	26,134
0.125% due 01/15/2023		16,786	17,077
0.125% due 07/15/2024 (n)		1,794	1,824
0.125% due 07/15/2026 †		3,795	3,844
0.250% due 01/15/2025 (i)(n)		9,266	9,455
0.375% due 07/15/2023		27,021	28,048
0.375% due 07/15/2025 †		13,801	14,281
0.625% due 07/15/2021 †		4,271	4,490
0.625% due 01/15/2024		13,986	14,698
0.625% due 01/15/2026		415	438
0.750% due 02/15/2042 (n)		288	298
1.000% due 02/15/2046 (n)		11,903	13,244
1.250% due 07/15/2020 (l)(n)		24,707	26,422
1.375% due 01/15/2020 (i)(l)		36,947	39,260
1.375% due 02/15/2044 (i)(n)		42,192	50,369
1.375% due 02/15/2044 †		547	653
1.625% due 01/15/2018 (n)		459	474
1.625% due 01/15/2018 (l)†		31,188	32,160
1.750% due 01/15/2028		92	108
2.125% due 02/15/2040 (n)		1,035	1,385
2.125% due 02/15/2041 (n)		3,077	4,155
2.375% due 01/15/2025 (i)		73,889	88,215
2.375% due 01/15/2027		4,135	5,082
2.500% due 01/15/2029 (i)		42,829	54,532
2.500% due 01/15/2029 †		5,436	6,922
3.625% due 04/15/2028 (n)		238	330
3.875% due 04/15/2029 (n)		3,250	4,696
U.S. Treasury Notes
1.125% due 08/31/2021		50,000	49,959
1.625% due 05/15/2026 (i)		7,900	7,917
2.000% due 02/15/2025 (i)(n)		6,870	7,119
2.125% due 09/30/2021		1,000	1,045
2.125% due 12/31/2021		1,600	1,673

Total U.S. Treasury Obligations (Cost $705,412)			724,566

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Banc of America Alternative Loan Trust
1.175% due 12/25/2035 ^		1,405	1,007
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049		174	176
Banc of America Mortgage Trust
3.255% due 06/25/2035		364	352
3.283% due 08/25/2035 ^		304	278
Bear Stearns Adjustable Rate Mortgage Trust
2.859% due 03/25/2035		76	72
Bear Stearns ALT-A Trust
3.004% due 01/25/2036		2,632	2,129
Citigroup Mortgage Loan Trust, Inc.
2.760% due 09/25/2035		125	125
Commercial Mortgage Trust
2.365% due 02/10/2029		500	501
Countrywide Alternative Loan Trust
0.727% due 12/20/2046 ^		367	270
3.207% due 10/25/2035 ^		110	94
5.500% due 01/25/2036		574	495
6.000% due 08/25/2036 ^		203	179
6.000% due 04/25/2037		592	516
6.250% due 11/25/2036 ^		168	149
Countrywide Home Loan Mortgage Pass-Through Trust
0.815% due 04/25/2035		546	473
3.043% due 04/20/2035		50	50
6.000% due 05/25/2037 ^		781	666
Deutsche ALT-A Securities, Inc.
0.825% due 04/25/2037		1,052	559
Deutsche ALT-B Securities, Inc.
6.000% due 10/25/2036		6,296	5,358
6.300% due 07/25/2036 ^		536	422
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	544	460
GSR Mortgage Loan Trust
2.917% due 09/25/2035		$54	55
6.000% due 11/25/2035 ^		603	503
IndyMac Mortgage Loan Trust
0.705% due 07/25/2047		1,036	705

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	81

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
2.896% due 06/25/2035		$21	$21
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		116	117
Lehman Mortgage Trust
5.404% due 01/25/2036 ^		820	767
Marche Mutui SRL
0.108% due 02/25/2055	EUR	136	152
1.953% due 01/27/2064		468	530
MASTR Alternative Loan Trust
0.925% due 03/25/2036		$483	99
Merrill Lynch Mortgage Investors Trust
2.228% due 10/25/2035		307	298
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		181	182
5.700% due 09/12/2049		350	360
Morgan Stanley Mortgage Loan Trust
2.628% due 06/25/2036		413	402
New York Mortgage Trust
3.005% due 05/25/2036 ^		343	311
Residential Asset Securitization Trust
0.925% due 01/25/2046 ^		1,454	694
6.250% due 11/25/2036		226	162
Structured Asset Mortgage Investments Trust
0.735% due 05/25/2036		661	514
0.745% due 05/25/2036		832	646
0.805% due 02/25/2036 ^		924	765
Thornburg Mortgage Securities Trust
2.785% due 07/25/2036		59	57
WaMu Mortgage Pass-Through Certificates Trust
0.785% due 11/25/2045		58	54
0.815% due 10/25/2045		168	160
2.237% due 11/25/2036 ^		873	780
2.721% due 10/25/2035		2,675	2,576
2.848% due 09/25/2033		25	25
Wells Fargo Mortgage-Backed Securities Trust
2.678% due 12/25/2033		69	69
2.816% due 11/25/2034		168	167
3.001% due 04/25/2036 ^		699	685
3.070% due 10/25/2035		140	140

Total Non-Agency Mortgage-Backed Securities (Cost $26,332)			26,327

ASSET-BACKED SECURITIES 4.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.508% due 08/15/2033		156	150
Atlas Senior Loan Fund Ltd.
2.055% due 01/30/2024		800	800
Citigroup Mortgage Loan Trust, Inc.
0.605% due 01/25/2037		494	334
0.665% due 05/25/2037		116	116
Countrywide Asset-Backed Certificates
0.755% due 05/25/2037		1,100	734
0.895% due 06/25/2036		6,160	5,015
Countrywide Asset-Backed Certificates Trust
1.164% due 10/25/2035		3,200	3,043
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		735	406
Finn Square CLO Ltd.
2.052% due 12/24/2023		500	500
First Franklin Mortgage Loan Trust
1.305% due 06/25/2036		4,400	3,339
Four Corners CLO Ltd.
0.991% due 01/26/2020		44	44
Fremont Home Loan Trust
0.675% due 10/25/2036		5,974	3,114
0.765% due 10/25/2036		3,284	1,748
GCAT LLC
4.250% due 10/25/2019		653	658
GSAMP Trust
0.685% due 05/25/2046		209	196
JPMorgan Mortgage Acquisition Corp.
0.915% due 05/25/2035		2,400	2,019

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jubilee CDO BV
0.023% due 07/30/2024	EUR	530	$595
0.179% due 09/20/2022		900	995
Long Beach Mortgage Loan Trust
0.825% due 01/25/2036		$2,300	1,638
MASTR Asset-Backed Securities Trust
0.765% due 06/25/2036		348	199
0.905% due 01/25/2036		5,000	4,196
Morgan Stanley ABS Capital, Inc. Trust
0.595% due 10/25/2036		195	111
0.635% due 10/25/2036		27	17
0.655% due 10/25/2036		1,790	1,434
0.675% due 06/25/2036		2,241	1,469
Morgan Stanley Mortgage Loan Trust
0.755% due 02/25/2037		299	164
5.726% due 10/25/2036 ^		302	160
OneMain Financial Issuance Trust
2.430% due 06/18/2024		1,796	1,798
2.470% due 09/18/2024		1,324	1,328
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.025% due 07/25/2035		255	253
Queen Street CLO BV
0.141% due 08/15/2024	EUR	884	991
Residential Asset Securities Corp. Trust
0.775% due 11/25/2036		$4,444	2,837
Saxon Asset Securities Trust
1.319% due 03/25/2035 ^		265	245
4.034% due 06/25/2033		30	30
Soundview Home Loan Trust
0.585% due 11/25/2036		164	69
0.805% due 05/25/2036		500	418
Structured Asset Investment Loan Trust
1.245% due 10/25/2035		4,300	3,500
Structured Asset Securities Corp. Mortgage Loan Trust
2.023% due 04/25/2035		54	51

Total Asset-Backed Securities (Cost $42,223)			44,714

SOVEREIGN ISSUES 8.9%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,100	1,284
4.900% due 09/15/2021		700	811
Autonomous Community of Madrid
4.125% due 05/21/2024		6,600	9,235
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,843
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	50,100	14,921
0.000% due 04/01/2017 (d)		105,300	30,426
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		2,100	642
Czech Republic Government International Bond
1.210% due 07/23/2017	CZK	28,800	1,217
4.000% due 04/11/2017		17,400	742
France Government International Bond
1.850% due 07/25/2027 (e)	EUR	1,708	2,530
2.250% due 07/25/2020 (e)		3,863	4,976
Mexico Government International Bond
4.000% due 11/08/2046 (e)	MXN	3,728	221
4.750% due 06/14/2018		12,795	654
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	14,290	10,910
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	5	4
3.000% due 02/24/2025		5	4
3.000% due 02/24/2026		18	14
3.000% due 02/24/2029		31	23
3.000% due 02/24/2030		27	20
3.000% due 02/24/2031		31	22
3.000% due 02/24/2032		24	17
3.000% due 02/24/2033		20	14
3.000% due 02/24/2034		13	9
3.000% due 02/24/2035		5	3

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/24/2037	EUR	28	$19
3.000% due 02/24/2038		28	18
3.000% due 02/24/2040		5	3
3.000% due 02/24/2041		3	2
3.000% due 02/24/2042		19	13
3.800% due 08/08/2017	JPY	24,000	230
4.750% due 04/17/2019	EUR	368	377
United Kingdom Gilt
0.125% due 03/22/2024 (e)	GBP	1,630	2,508
0.125% due 03/22/2026 (e)		2,560	4,070
0.125% due 03/22/2046 (e)		1,236	2,743

Total Sovereign Issues (Cost $89,666)			91,525

		SHARES
COMMON STOCKS 0.9%

CONSUMER DISCRETIONARY 0.2%
CST Brands, Inc. (k)		13,312	640
Hilton Worldwide Holdings, Inc.		87,605	2,009

			2,649

CONSUMER STAPLES 0.0%
WhiteWave Foods Co. (b)(k)		9,180	500

FINANCIALS 0.1%
Fidelity & Guaranty Life		26,614	617

HEALTH CARE 0.2%
Alere, Inc. (b)		19,182	829
Cepheid (b)		19,386	1,022

			1,851

INDUSTRIALS 0.2%
Joy Global, Inc. (k)		18,367	509
Virgin America, Inc. (b)		21,886	1,171

			1,680

INFORMATION TECHNOLOGY 0.2%
inContact, Inc. (b)		69,259	968
LinkedIn Corp. ‘A’ (b)		5,036	963

			1,931

Total Common Stocks (Cost $9,427)			9,228

EXCHANGE-TRADED FUNDS 1.8%
Vanguard FTSE Emerging Markets ETF		158,334	5,958
Vanguard REIT ETF		143,936	12,485

Total Exchange-Traded Funds (Cost $16,907)			18,443

REAL ESTATE INVESTMENT TRUSTS 7.6%

REAL ESTATE 7.6%
Alexandria Real Estate Equities, Inc.		22,302	2,426
American Campus Communities, Inc.		33,130	1,685
American Tower Corp.		33,425	3,788
AvalonBay Communities, Inc.		25,572	4,548
Boston Properties, Inc.		27,005	3,680
Colony Starwood Homes		28,969	831
CubeSmart		33,481	913
DCT Industrial Trust, Inc.		19,546	949
Digital Realty Trust, Inc.		28,113	2,730
Douglas Emmett, Inc.		36,860	1,350

82	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
EastGroup Properties, Inc.	24,832	$1,827
EPR Properties	30,031	2,365
Equinix, Inc.	8,593	3,096
Equity Residential	75,182	4,836
Essex Property Trust, Inc.	17,058	3,799
Federal Realty Investment Trust	18,627	2,867
General Growth Properties, Inc.	111,581	3,080
Kilroy Realty Corp.	25,846	1,792
Life Storage, Inc.	12,226	1,087
Mid-America Apartment Communities, Inc.	7,274	684
Omega Healthcare Investors, Inc.	25,473	903
Physicians Realty Trust	88,748	1,912
ProLogis, Inc. (k)	101,275	5,422
Retail Properties of America, Inc. ‘A’	35,837	602
Ryman Hospitality Properties, Inc.	24,331	1,172
Simon Property Group, Inc. (k)	38,597	7,990
SL Green Realty Corp.	16,280	1,760
Spirit Realty Capital, Inc.	103,204	1,376
Sun Communities, Inc.	42,286	3,318
Vornado Realty Trust	22,534	2,281
Welltower, Inc.	40,207	3,006

Total Real Estate Investment Trusts (Cost $73,596)		78,075

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 10.7%

CERTIFICATES OF DEPOSIT 1.7%
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017	$3,200	$3,202
Natixis S.A.
1.553% due 09/25/2017	3,600	3,609
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017	4,400	4,402
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017	6,200	6,204

		17,417

REPURCHASE AGREEMENTS (h) 8.3%
		85,306

U.S. TREASURY BILLS 0.7%
0.490% due 03/02/2017 - 03/09/2017 (c)(d)(l)(n)†	7,073	7,061

Total Short-Term Instruments (Cost $109,764)		109,784

Total Investments in Securities (Cost $1,197,364)		1,224,443

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.8%

MUTUAL FUNDS (g) 10.8%
PIMCO Emerging Markets Currency Fund	12,367,793	$110,444

Total Mutual Funds (Cost $126,305)		110,444

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	14,713	146

Total Short-Term Instruments (Cost $146)		146

Total Investments in Affiliates (Cost $126,451)		110,590

Total Investments 130.2% (Cost $1,323,815)		$1,335,033

Financial Derivative Instruments (j)(m) 0.0% (Cost or Premiums, net $1,760)		(421)

Other Assets and Liabilities, net (30.2)%		(309,274)

Net Assets 100.0%		$1,025,338

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	1.300	% †	09/30/2016	10/03/2016	$84,100	U.S. Treasury Notes 1.375% due 03/31/2020 - 08/31/2020	$(86,725)	$84,100	$84,109
SSB	0.010	†	09/30/2016	10/03/2016	1,206	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(1,234)	1,206	1,206

Total Repurchase Agreements							$(87,959)	$85,306	$85,315

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.630%	07/22/2016	10/21/2016	$(14,053)	$(14,071)
	0.900	09/16/2016	10/07/2016	(4,475)	(4,476)
BPS	0.730	09/27/2016	12/22/2016	(5,863)	(5,864)
BSN	0.600	07/21/2016	10/21/2016	(9,226)	(9,238)
	0.600	08/01/2016	10/31/2016	(14,875)	(14,890)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	83

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
	0.620%	04/11/2016	10/11/2016	$(57,896)	$(58,070)
DEU	0.650	09/20/2016	10/20/2016	(1,785)	(1,785)
GRE	0.600	07/21/2016	10/21/2016	(6,114)	(6,122)
	0.610	07/12/2016	10/12/2016	(10,290)	(10,304)
	0.610	07/15/2016	10/17/2016	(38,728)	(38,781)
	0.690	09/12/2016	10/11/2016	(3,045)	(3,046)
	0.710	09/12/2016	10/12/2016	(315)	(315)
	0.850	09/29/2016	10/28/2016	(4,070)	(4,070)
JPS	0.570	09/07/2016	10/07/2016	(8,279)	(8,283)
	0.610	08/23/2016	10/21/2016	(422)	(423)
RDR	0.600	07/19/2016	10/19/2016	(28,877)	(28,914)
	0.610	07/18/2016	10/18/2016	(10,500)	(10,514)
SGY	0.650	09/14/2016	10/14/2016	(5,679)	(5,681)

Total Reverse Repurchase Agreements					$(224,847)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.900%	09/28/2016	10/05/2016	$(45,168)	$(45,173)
	0.960	09/19/2016	10/19/2016	(2,115)	(2,116)
	0.960	09/20/2016	10/20/2016	(2,268)	(2,268)
	0.960	09/23/2016	10/24/2016	(4,205)	(4,206)
	0.980	09/21/2016	10/21/2016	(1,677)	(1,678)
	0.990	09/21/2016	10/21/2016	(1,058)	(1,059)
	1.040	09/22/2016	10/17/2016	(1,041)	(1,041)
	1.050	09/22/2016	10/17/2016	(151)	(151)
	1.050	09/23/2016	10/17/2016	(1,512)	(1,512)
NOM	0.650	09/22/2016	10/21/2016	(1,001)	(1,002)
TDM	1.050	09/22/2016	10/06/2016	(1,199)	(1,200)
	1.350	09/30/2016	10/03/2016	(1,501)	(1,501)

Total Sale-Buyback Transactions					$(62,907)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(261,343) at a weighted average interest rate of 0.573%.
(4)	Payable for sale-buyback transactions includes $(9) of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2046	$4,000	$(4,280)	$(4,296)

Total Short Sales				$(4,280)	$(4,296)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(i)	Securities with an aggregate market value of $290,592 and cash of $288 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
PIMCO Inflation Response Multi-Asset Fund
Global/Master Repurchase Agreement
BOS	$0	$(18,547)	$0	$(18,547)	$18,602	$55
BPS	0	(5,864)	0	(5,864)	5,852	(12)
BSN	0	(82,198)	0	(82,198)	82,056	(142)
DEU	0	(1,785)	0	(1,785)	1,790	5
GRE	0	(62,638)	0	(62,638)	62,485	(153)

84	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
JPS	$0	$(8,706)	$0	$(8,706)	$8,814	$108
RDR	0	(39,428)	0	(39,428)	39,453	25
SGY	0	(5,681)	0	(5,681)	5,712	31
SSB	266	0	0	266	(274)	(8)

Master Securities Forward Transaction Agreement
GSC	0	0	(59,204)	(59,204)	59,156	(48)
NOM	0	0	(1,002)	(1,002)	1,002	0
TDM	0	0	(2,701)	(2,701)	2,701	0

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
MBC	84,109	0	0	84,109	(86,725)	(2,616)
SSB	940	0	0	940	(960)	(20)

Total Borrowings and Other Financing Transactions	$85,315	$(224,847)	$(62,907)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(204,093)	$(20,754)	$0	$(224,847)

Total	$0	$(204,093)	$(20,754)	$0	$(224,847)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(62,907)	0	0	(62,907)

Total	$0	$(62,907)	$0	$0	$(62,907)

Total Borrowings	$0	$(267,000)	$(20,754)	$0	$(287,754)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(287,754)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Natural Gas April Futures †	$3.100	03/28/2017	30	$0	$73
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2017	30	0	87
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2017	30	0	137
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2017	30	0	123
Call - NYMEX Natural Gas January Futures †	3.100	12/27/2016	30	0	104
Call - NYMEX Natural Gas July Futures †	3.100	06/27/2017	30	0	82
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2017	30	112	75
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2017	30	111	128
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2017	30	0	68
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2017	30	0	108
Call - NYMEX Natural Gas October Futures †	3.100	09/26/2017	30	0	96
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2017	30	111	89

				$334	$1,170

Total Purchased Options				$334	$1,170

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	85

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude Calendar Spread February Futures †	$0.250	01/19/2017	115	$0	$(10)
Put - NYMEX Crude Calendar Spread February Futures †	1.000	01/19/2017	115	0	(7)
Put - NYMEX Crude Calendar Spread January Futures †	0.100	12/19/2016	115	0	(7)
Call - NYMEX Crude Calendar Spread January Futures †	0.250	12/19/2016	115	0	(8)
Call - NYMEX Crude Calendar Spread March Futures †	0.250	02/17/2017	115	0	(15)
Put - NYMEX Crude Calendar Spread March Futures †	1.000	02/17/2017	115	0	(7)
Call - NYMEX Crude December Futures †	50.000	11/16/2016	60	(55)	(122)
Call - NYMEX Crude December Futures †	51.000	11/16/2016	60	(47)	(98)
Call - NYMEX Crude December Futures †	52.000	11/16/2016	72	(72)	(93)
Call - NYMEX Crude December Futures †	53.000	11/16/2016	72	(61)	(73)
Call - NYMEX Crude November Futures †	53.000	10/17/2016	132	0	(26)
Call - NYMEX Gasoline December Futures †	165.000	11/25/2016	109	0	(85)
Call - NYMEX Gasoline November Futures †	165.000	10/26/2016	32	0	(11)
Call - NYMEX Gasoline November Futures †	170.000	10/26/2016	48	0	(9)
Put - NYMEX Natural Gas April Futures †	2.600	03/28/2017	30	0	(33)
Call - NYMEX Natural Gas April Futures †	3.600	03/28/2017	30	0	(32)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2017	30	0	(40)
Call - NYMEX Natural Gas August Futures †	3.600	07/26/2017	30	0	(42)
Put - NYMEX Natural Gas December Futures †	2.250	11/25/2016	368	0	(13)
Put - NYMEX Natural Gas December Futures †	2.350	11/25/2016	411	(481)	(25)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2017	30	0	(43)
Call - NYMEX Natural Gas December Futures †	3.600	11/27/2017	30	0	(81)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2017	30	0	(19)
Call - NYMEX Natural Gas February Futures †	3.600	01/26/2017	30	(62)	(66)
Put - NYMEX Natural Gas January Futures †	2.600	12/27/2016	30	0	(11)
Call - NYMEX Natural Gas January Futures †	3.600	12/27/2016	30	0	(46)
Put - NYMEX Natural Gas July Futures †	2.600	06/27/2017	30	0	(37)
Call - NYMEX Natural Gas July Futures †	3.600	06/27/2017	30	0	(37)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2017	30	0	(37)
Call - NYMEX Natural Gas June Futures †	3.600	05/25/2017	30	0	(33)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2017	30	(45)	(29)
Call - NYMEX Natural Gas March Futures †	3.600	02/23/2017	30	0	(75)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2017	30	(45)	(37)
Call - NYMEX Natural Gas May Futures †	3.600	04/25/2017	30	0	(29)
Put - NYMEX Natural Gas November Futures †	2.650	10/26/2016	53	0	(18)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2017	30	0	(46)
Call - NYMEX Natural Gas November Futures †	3.600	10/26/2017	30	0	(60)
Put - NYMEX Natural Gas October Futures †	2.600	09/26/2017	30	0	(48)
Call - NYMEX Natural Gas October Futures †	3.600	09/26/2017	30	0	(50)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2017	30	(45)	(46)
Call - NYMEX Natural Gas September Futures †	3.600	08/28/2017	30	0	(45)

				$(913)	$(1,649)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/21/2016	68	$(24)	$(3)
Call - CBOT U.S. Treasury 10-Year Note November Futures	131.500	10/21/2016	52	(17)	(21)

				$(41)	$(24)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,100.000	10/21/2016	12	$(29)	$(10)
Put - CBOE S&P 500 Index	2,100.000	10/31/2016	12	(18)	(15)
Put - CBOE S&P 500 Index	2,050.000	12/16/2016	12	(49)	(30)
Put - CBOE Volatility S&P 500 Index	16.000	10/19/2016	269	(48)	(38)
Put - EUREX EURO STOXX 50 Index	2,850.000	10/21/2016	37	(14)	(5)
Call - EUREX EURO STOXX 50 Index	3,050.000	10/21/2016	75	(19)	(23)

				$(177)	$(121)

Total Written Options				$(1,131)	$(1,794)

86	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	171	$(14)	$2	$0
Aluminum January Futures †	Short	01/2017	140	(118)	0	0
Arabica Coffee March Futures †	Short	03/2017	72	(69)	0	(38)
Arabica Coffee May Futures †	Long	05/2017	57	69	28	0
Brent (ICE) Calendar Swap Futures April Futures †	Short	04/2017	5	(16)	0	(2)
Brent (ICE) Calendar Swap Futures August Futures †	Short	08/2017	5	(15)	0	(2)
Brent (ICE) Calendar Swap Futures December Futures †	Short	12/2017	5	(14)	0	(2)
Brent (ICE) Calendar Swap Futures February Futures †	Short	02/2017	5	(16)	0	(2)
Brent (ICE) Calendar Swap Futures January Futures †	Short	01/2017	5	(16)	0	(2)
Brent (ICE) Calendar Swap Futures July Futures †	Short	07/2017	5	(15)	0	(2)
Brent (ICE) Calendar Swap Futures June Futures †	Short	06/2017	5	(16)	0	(2)
Brent (ICE) Calendar Swap Futures March Futures †	Short	03/2017	5	(16)	0	(2)
Brent (ICE) Calendar Swap Futures May Futures †	Short	04/2017	126	38	14	0
Brent (ICE) Calendar Swap Futures May Futures †	Short	05/2017	5	(16)	0	(2)
Brent (ICE) Calendar Swap Futures November Futures †	Short	11/2017	5	(14)	0	(2)
Brent (ICE) Calendar Swap Futures October Futures †	Short	10/2017	5	(14)	0	(2)
Brent (ICE) Calendar Swap Futures September Futures †	Short	09/2017	5	(15)	0	(2)
Brent Crude April Futures †	Short	02/2018	135	(380)	0	(62)
Brent Crude December Futures †	Long	10/2016	472	1,535	179	0
Brent Crude December Futures †	Long	10/2017	1,853	5,792	856	0
Brent Crude December Futures †	Short	10/2018	1	(3)	0	(5)
Brent Crude February Futures †	Short	12/2016	5	(16)	0	(2)
Brent Crude January Futures †	Short	11/2016	55	(217)	0	(25)
Brent Crude January Futures †	Long	11/2017	270	806	124	0
Brent Crude June Futures †	Short	04/2017	1,317	(2,736)	0	(593)
Brent Crude June Futures †	Short	04/2018	624	(1,828)	0	(287)
Brent Crude March Futures †	Long	01/2017	762	1,879	317	0
Brent Crude March Futures †	Short	01/2018	14	(44)	0	(6)
Brent Crude March Futures †	Short	01/2019	64	(164)	0	(29)
Brent Crude October Futures †	Short	08/2017	135	(431)	0	(64)
Brent Crude September Futures †	Short	07/2017	915	(3,048)	0	(442)
Brent Crude September Futures †	Long	07/2018	30	82	14	0
Call Options Strike @ USD 51.000 on Brent Crude December Futures †	Short	10/2016	132	(90)	1	0
Call Options Strike @ USD 52.000 on Brent Crude December Futures †	Short	10/2016	48	(29)	2	0
Call Options Strike @ USD 53.000 on Brent Crude December Futures †	Short	10/2016	16	(6)	1	0
Call Options Strike @ USD 54.000 on Brent Crude January Futures †	Short	11/2016	131	(66)	1	0
Call Options Strike @ USD 55.000 on Brent Crude December Futures †	Short	10/2016	72	(10)	4	0
Call Options Strike @ USD 56.000 on Brent Crude December Futures †	Short	10/2016	64	(5)	3	0
Call Options Strike @ USD 60.000 on Brent Crude December Futures †	Long	10/2016	32	0	0	(1)
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	Long	11/2016	65	5	0	(3)
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	Long	11/2016	44	2	0	(2)
Call Options Strike @ USD 62.000 on Brent Crude December Futures †	Long	10/2016	48	0	0	(1)
Cattle Feeder November Futures †	Long	11/2016	45	(199)	0	(98)
Cattle Feeder October Futures October Futures †	Short	10/2016	45	166	99	0
Chicago Ethanol (Platts) December Futures †	Long	12/2016	77	137	49	0
Chicago Ethanol (Platts) December Futures †	Long	12/2017	45	28	24	0
Cocoa December Futures †	Short	12/2016	395	101	248	(57)
Cocoa March Futures †	Long	03/2017	395	(130)	42	(253)
Cocoa March Futures †	Long	03/2017	41	(29)	12	0
Copper January Futures †	Long	01/2017	28	162	0	0
Corn December Futures †	Short	12/2016	175	(59)	0	(66)
Corn December Futures †	Long	12/2017	244	31	95	0
Corn July Futures †	Long	07/2017	409	82	148	0
Corn March Futures †	Short	03/2017	276	(79)	0	(104)
Cotton No. 2 December Futures †	Short	12/2016	149	(55)	0	(26)
E-mini S&P 500 Index December Futures	Short	12/2016	488	(384)	0	(290)
EIA Flat Tax On-Highway Diesel Swap April Futures †	Short	04/2017	2	(5)	0	0
EIA Flat Tax On-Highway Diesel Swap August Futures †	Short	08/2017	2	(6)	0	0
EIA Flat Tax On-Highway Diesel Swap December Futures †	Short	12/2017	2	(7)	0	0
EIA Flat Tax On-Highway Diesel Swap February Futures †	Short	02/2017	2	(6)	0	0
EIA Flat Tax On-Highway Diesel Swap January Futures †	Short	01/2017	2	(6)	0	(1)
EIA Flat Tax On-Highway Diesel Swap July Futures †	Short	07/2017	2	(5)	0	(1)
EIA Flat Tax On-Highway Diesel Swap June Futures †	Short	06/2017	2	(5)	0	(1)
EIA Flat Tax On-Highway Diesel Swap March Futures †	Short	03/2017	2	(5)	0	0
EIA Flat Tax On-Highway Diesel Swap May Futures †	Short	05/2017	2	(5)	0	0
EIA Flat Tax On-Highway Diesel Swap November Futures †	Short	11/2017	2	(7)	0	0
EIA Flat Tax On-Highway Diesel Swap October Futures †	Short	10/2017	2	(7)	0	0
EIA Flat Tax On-Highway Diesel Swap September Futures †	Short	09/2017	2	(6)	0	0
Euro STOXX 50 December Futures	Long	12/2016	169	61	30	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	87

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	Short	12/2016	31	$(13)	$6	$0
Euro-BTP Italy Government Bond December Futures	Short	12/2016	69	6	32	(25)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	137	275	0	(69)
Euro-Mill Wheat December Futures †	Short	12/2016	51	(3)	4	(2)
Euro-Mill Wheat March Futures †	Long	03/2017	51	6	1	(1)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	215	(348)	109	(5)
European Gasoil Crack Spread Swap April Futures †	Long	04/2017	36	10	0	0
European Gasoil Crack Spread Swap December Futures †	Short	12/2017	36	(18)	0	0
European Gasoil Crack Spread Swap June Futures †	Long	06/2017	36	12	0	0
European Gasoil Crack Spread Swap May Futures †	Long	05/2017	36	11	0	0
European Gasoil Crack Spread Swap November Futures †	Short	11/2017	36	(17)	0	0
European Gasoil Crack Spread Swap October Futures †	Short	10/2017	36	(16)	0	0
Gas Oil December Futures †	Short	12/2016	103	(192)	0	(21)
Gas Oil December Futures †	Long	12/2017	544	1,387	109	0
Gas Oil January Futures †	Short	01/2017	63	(166)	0	(11)
Gas Oil June Futures †	Short	06/2017	272	(748)	0	(61)
Gas Oil June Futures †	Short	06/2018	272	(632)	0	(61)
Gas Oil March Futures †	Long	03/2017	103	178	21	0
Gold 100 oz. December Futures †	Long	12/2016	49	(134)	0	(44)
Gold 100 oz. February Futures †	Short	02/2017	13	11	12	0
Gulf Coast ULSD (Platts) Swap April Futures †	Long	04/2017	2	8	1	0
Gulf Coast ULSD (Platts) Swap August Futures †	Long	08/2017	2	8	1	0
Gulf Coast ULSD (Platts) Swap December Futures †	Long	12/2017	2	8	1	0
Gulf Coast ULSD (Platts) Swap February Futures †	Long	02/2017	2	8	2	0
Gulf Coast ULSD (Platts) Swap January Futures †	Long	01/2017	2	9	2	0
Gulf Coast ULSD (Platts) Swap July Futures †	Long	07/2017	2	8	1	0
Gulf Coast ULSD (Platts) Swap June Futures †	Long	06/2017	2	8	1	0
Gulf Coast ULSD (Platts) Swap March Futures †	Long	03/2017	2	8	1	0
Gulf Coast ULSD (Platts) Swap May Futures †	Long	05/2017	2	8	1	0
Gulf Coast ULSD (Platts) Swap November Futures †	Long	11/2017	2	8	1	0
Gulf Coast ULSD (Platts) Swap October Futures †	Long	10/2017	2	8	1	0
Gulf Coast ULSD (Platts) Swap September Futures †	Long	09/2017	2	8	1	0
Hard Red Spring Wheat December Futures †	Long	12/2016	20	22	7	0
Hard Red Spring Wheat March Futures †	Short	03/2017	20	(18)	0	(6)
Hard Red Winter Wheat July Futures †	Long	07/2017	154	2	0	(12)
Henry Hub Natural Gas April Futures †	Long	03/2017	930	(72)	0	(42)
Henry Hub Natural Gas April Futures †	Long	03/2018	450	(51)	0	(12)
Henry Hub Natural Gas March Futures †	Short	02/2017	961	72	53	0
Henry Hub Natural Gas March Futures †	Short	02/2018	465	36	13	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	1,571	(177)	0	(71)
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	1,412	(215)	0	(39)
Henry Hub Natural Gas Swap August Futures †	Long	07/2018	192	(60)	0	(11)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	3	0	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2018	192	(11)	0	(8)
Henry Hub Natural Gas Swap February Futures †	Long	01/2018	192	52	0	(6)
Henry Hub Natural Gas Swap January Futures †	Long	12/2017	192	61	0	(6)
Henry Hub Natural Gas Swap July Futures †	Long	06/2018	192	(60)	0	(10)
Henry Hub Natural Gas Swap June Futures †	Long	05/2018	192	(64)	0	(7)
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	1,571	173	86	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2018	489	51	13	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2018	192	(63)	0	(5)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	4	(1)	0	(1)
Henry Hub Natural Gas Swap November Futures †	Long	10/2018	192	(43)	0	(9)
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	539	70	18	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2018	192	(53)	0	(10)
Henry Hub Natural Gas Swap September Futures †	Long	08/2018	192	(60)	0	(10)
Lead January Futures †	Long	01/2017	49	327	0	0
Live Cattle December Futures †	Short	12/2016	48	109	58	0
Live Cattle February Futures †	Long	02/2017	48	(103)	0	(54)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2017	17	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2017	17	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	76	(6)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2017	17	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2017	17	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2017	17	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2017	17	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2017	17	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2017	17	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2017	17	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	76	(5)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2017	17	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	76	0	0	0

88	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2017	17	$1	$0	$0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2017	17	2	0	0
Mini MSCI Emerging Markets Index December Futures	Long	12/2016	147	(30)	41	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	25	7	0	(1)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	25	5	0	(1)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	25	0	1	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap February Futures †	Short	02/2017	25	(4)	0	(6)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	25	(8)	0	(6)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	25	6	0	(1)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	25	7	0	(2)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	25	0	0	(5)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	25	7	0	(1)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	25	1	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	25	2	0	(1)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	25	3	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	25	40	11	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	25	36	9	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	25	37	10	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	Long	02/2017	25	44	8	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	25	42	7	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	25	37	9	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	209	(313)	0	(81)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	259	435	104	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	25	39	10	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	25	38	10	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	25	37	10	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	25	37	10	0
Natural Gas April Futures †	Long	03/2017	752	(338)	0	(135)
Natural Gas April Futures †	Long	03/2018	311	(169)	0	(34)
Natural Gas December Futures †	Long	11/2016	484	(396)	0	(140)
Natural Gas January Futures †	Short	12/2016	1,097	586	263	0
Natural Gas January Futures †	Long	12/2017	81	(24)	0	(10)
Natural Gas July Futures †	Long	06/2017	206	(24)	0	(24)
Natural Gas June Futures †	Long	05/2017	413	(245)	0	(67)
Natural Gas March Futures †	Short	02/2017	630	288	139	0
Natural Gas March Futures †	Long	02/2018	80	(36)	0	(9)
Natural Gas October Futures †	Short	09/2017	472	231	61	0
New York Harbor ULSD Crack Spread April Futures †	Long	04/2017	27	24	7	0
New York Harbor ULSD Crack Spread December Futures †	Short	12/2017	27	(39)	0	(4)
New York Harbor ULSD Crack Spread June Futures †	Long	06/2017	27	30	6	0
New York Harbor ULSD Crack Spread May Futures †	Long	05/2017	27	27	6	0
New York Harbor ULSD Crack Spread November Futures †	Short	11/2017	27	(38)	0	(4)
New York Harbor ULSD Crack Spread October Futures †	Short	10/2017	27	(36)	0	(5)
New York Harbor ULSD December Futures †	Long	11/2016	83	273	65	0
New York Harbor ULSD January Futures †	Short	12/2016	9	(46)	0	(7)
New York Harbor ULSD June Futures †	Short	05/2017	148	(575)	0	(100)
New York Harbor ULSD March Futures †	Long	02/2017	110	433	80	0
New York Harbor ULSD September Futures †	Long	08/2017	25	97	16	0
Nickel January Futures †	Long	01/2017	30	102	0	0
Nikkei 225 Index December Futures	Long	12/2016	22	(30)	0	(30)
Nikkei 225 Yen-denominated Futures December Futures	Short	12/2016	26	(5)	2	(5)
Platinum January Futures †	Long	01/2017	368	(130)	0	(50)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	626	12	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	291	4	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	626	(63)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	291	(16)	0	0
Put Options Strike @ USD 42.000 on Brent Crude December Futures †	Short	10/2016	48	15	3	0
Put Options Strike @ USD 43.000 on Brent Crude December Futures †	Short	10/2016	16	6	1	0
RBOB Gasoline April Futures †	Long	03/2017	287	1,180	211	0
RBOB Gasoline December Futures †	Short	11/2016	371	(1,482)	0	(318)
RBOB Gasoline December Futures †	Short	11/2017	29	(106)	0	(16)
RBOB Gasoline June Futures †	Short	05/2017	287	(1,128)	0	(197)
RBOB Gasoline March Futures †	Long	02/2017	282	1,131	218	0
Silver March Futures †	Short	03/2017	19	(15)	0	(2)
Soybean January Futures †	Long	01/2017	651	(69)	98	0
Soybean Meal March Futures †	Long	03/2017	249	(99)	8	0
Soybean Meal May Futures †	Short	05/2017	249	69	0	(10)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	89

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Soybean November Futures †	Short	11/2016	631	$(316)	$0	$(118)
Soybean November Futures †	Short	11/2017	302	(258)	0	(30)
Soybean Oil December Futures †	Short	12/2016	49	(47)	0	(3)
Soybean Oil May Futures †	Long	05/2017	49	44	2	0
Sugar No. 11 July Futures †	Long	06/2017	1,192	1,479	0	(387)
Sugar No. 11 March Futures †	Long	02/2017	170	376	0	(67)
Sugar No. 11 May Futures †	Short	04/2017	1,192	(1,799)	427	0
U.S. Treasury 2-Year Note December Futures	Short	12/2016	436	42	41	0
U.S. Treasury 10-Year Note December Futures †	Long	12/2016	408	230	0	(172)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	208	549	306	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	16	(60)	0	(35)
United Kingdom Long Gilt December Futures	Short	12/2016	40	54	47	0
Wheat December Futures †	Long	12/2016	250	12	38	(6)
Wheat July Futures †	Short	07/2017	154	(8)	0	(10)
Wheat March Futures †	Short	03/2017	502	(75)	5	(75)
White Sugar March Futures †	Long	02/2017	43	104	0	(14)
WTI Crude August Futures †	Short	07/2017	65	(177)	0	(28)
WTI Crude December Futures †	Long	11/2016	89	205	37	0
WTI Crude December Futures †	Short	11/2017	1,285	(3,096)	0	(563)
WTI Crude December Futures †	Short	11/2018	232	(383)	0	(104)
WTI Crude February Futures †	Short	01/2017	56	(160)	0	(25)
WTI Crude January Futures †	Short	12/2016	13	(45)	0	(6)
WTI Crude June Futures †	Short	05/2017	218	(648)	0	(98)
WTI Crude June Futures †	Short	05/2018	176	(394)	0	(84)
WTI Crude March Futures †	Short	02/2017	636	(2,275)	0	(280)
WTI Crude March Futures †	Long	02/2018	847	2,016	373	0
WTI Crude March Futures †	Long	02/2019	37	74	17	0
WTI Crude November Futures †	Long	10/2016	15	56	6	0
WTI Crude October Futures †	Long	09/2017	130	339	57	0
WTI Crude September Futures †	Long	08/2017	1,358	3,630	584	0
WTI Crude September Futures †	Long	08/2018	169	363	76	0
Zinc January Futures †	Long	01/2017	56	141	0	0

Total Futures Contracts				$22	$6,289	$(6,478)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$45,700	$(2,090)	$(375)	$0	$(287)
CDX.IG-26 5-Year Index	(1.000)	06/20/2021	7,100	(103)	(13)	0	(11)

				$(2,193)	$(388)	$0	$(298)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
									Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.567%	04/15/2018	$		81,300	$7	$201	$20	$0
Pay	3-Month CAD-Bank Bill *	2.250	06/16/2026		CAD	13,250	345	230	0	(31)
Receive	3-Month USD-CPURNSA	1.800	09/12/2026	$		6,600	(37)	(37)	0	(16)
Receive	3-Month USD-LIBOR *	0.996	04/05/2018			400	0	0	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020			15,300	(626)	(253)	20	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021			51,500	(690)	127	98	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025			136,600	(6,989)	(6,621)	463	0

90	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR *	2.500%	02/22/2026	$		21,100	$(746)	$(678)	$72	$0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026			13,250	(402)	(352)	45	0
Receive	3-Month USD-LIBOR *	2.300	04/21/2026			7,800	(196)	(164)	27	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026			9,100	(228)	(193)	31	0
Pay	3-Month USD-LIBOR *	2.100	05/20/2026			7,300	113	(14)	0	(25)
Receive	3-Month USD-LIBOR *	1.850	07/20/2026			10,400	(31)	1	35	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026			4,800	(14)	(6)	16	0
Receive	3-Month USD-LIBOR *†	1.750	12/21/2026			16,300	(394)	(64)	88	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046			2,660	(267)	26	26	0
Receive	6-Month EUR-EURIBOR *	1.100	05/20/2026		EUR	850	(24)	(1)	0	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2022		GBP	4,600	4	(24)	9	0
Receive	6-Month GBP-LIBOR *	1.900	05/18/2026			7,210	(414)	(362)	24	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047			1,340	(354)	(332)	39	0
Receive	6-Month JPY-LIBOR *	0.300	05/25/2026		JPY	816,000	(52)	15	11	0

							$(10,995)	$(8,501)	$1,024	$(72)

Total Swap Agreements							$(13,188)	$(8,889)	$1,024	$(370)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(k)	Securities with an aggregate market value of $5,145 have been pledged as collateral as of September 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(l)	Securities with an aggregate market value of $18,242 and cash of $4,804 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO Inflation Response Multi-Asset Fund (4)	$0	$616	$1,007	$1,623	$(145)	$(565)	$(370)	$(1,080)
PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary) (4)	1,170	5,673	17	6,860	(1,649)	(5,913)	0	(7,562)

Total Exchange-Traded or Centrally Cleared	$1,170	$6,289	$1,024	$8,483	$(1,794)	$(6,478)	$(370)	$(8,642)

(4)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2016		BRL	28,234		$8,421	$13	$(274)
	10/2016		CAD	6,019		4,663	75	0
	10/2016		GBP	8,902		11,778	240	0
	10/2016			$8,642	BRL	28,234	40	0
	10/2016			413	DKK	2,744	1	0
	11/2016		TWD	71,852		$2,251	0	(51)
	11/2016	†		$4,603	CAD	6,033	0	(3)
	11/2016	†		2,725	EUR	2,451	33	0
	01/2017		CNH	6,923		$1,003	0	(29)
	04/2017		DKK	2,744		417	0	(1)
BPS	10/2016		BRL	24,400		6,697	3	(809)
	10/2016			$7,346	BRL	24,400	156	0
	10/2016			12,134	GBP	9,327	0	(45)
	10/2016			474	PEN	1,610	1	0
	11/2016		GBP	9,327		$12,141	44	0
	11/2016			$803	CLP	530,499	2	0
	11/2016			1,174	ZAR	16,715	35	0
	01/2017		BRL	6,300		$1,451	0	(435)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	91

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	01/2017		DKK	7,676		$1,175	$12	$0
	04/2017		BRL	25,800		7,373	0	(156)
BRC	10/2016			5,361		1,651	3	0
	10/2016			$1,639	BRL	5,361	9	0
	10/2016			471	DKK	3,131	1	0
	07/2017		DKK	3,131		$478	0	(1)
CBK	10/2016		BRL	2,400		581	0	(157)
	10/2016			$739	BRL	2,400	0	(1)
	10/2016			2,051	RUB	136,546	117	0
	01/2017		DKK	4,490		$679	0	(2)
DUB	10/2016		BRL	34,450		10,612	19	0
	10/2016			$10,565	BRL	34,450	48	(20)
	11/2016			792	ILS	3,026	16	0
	01/2017		BRL	7,800		$1,803	0	(531)
	04/2017		DKK	4,190		634	0	(3)
FBF	10/2016			1,945		292	0	(1)
	10/2016		MXN	3,663		200	11	0
GLM	10/2016		BRL	65,261		16,577	0	(3,490)
	10/2016		DKK	1,945		295	1	0
	10/2016		GBP	425		569	18	0
	10/2016		JPY	711,512		7,093	77	0
	10/2016			$20,104	BRL	65,261	0	(37)
	10/2016			60,591	EUR	54,051	127	0
	10/2016			6,467	JPY	655,600	0	(2)
	10/2016			5,071	MXN	99,825	68	0
	10/2016			4,086	RUB	261,463	65	0
	11/2016	†	EUR	54,884		$61,596	0	(141)
	11/2016	†	GBP	31		40	0	0
	11/2016			$3,743	THB	130,243	14	0
	01/2017		BRL	17,300		$4,047	0	(1,130)
HUS	10/2016			$4,762	DKK	31,636	11	0
	11/2016		HKD	18,888		$2,438	1	0
	11/2016			$10,434	INR	703,669	79	0
	11/2016			207	PLN	802	3	0
	11/2016			4,188	SGD	5,616	0	(68)
	10/2017		DKK	31,636		$4,845	0	(16)
JPM	10/2016		AUD	13,325		10,050	0	(148)
	10/2016		BRL	74,950		19,797	16	(3,265)
	10/2016		DKK	16,460		2,484	7	(7)
	10/2016		NZD	14,702		10,749	44	0
	10/2016			$22,771	BRL	74,950	275	0
	10/2016			4,550	CAD	6,019	38	0
	10/2016			2,131	EUR	1,897	0	0
	10/2016			1,964	TRY	5,879	0	(14)
	11/2016		CAD	6,019		$4,550	0	(39)
	11/2016	†	EUR	1,664		1,861	0	(11)
	11/2016	†	GBP	1,084		1,407	1	0
	01/2017		BRL	16,200		3,811	0	(1,037)
	01/2017		CNH	8,720		1,257	0	(43)
	01/2017			$4,398	CNH	30,105	90	0
	04/2017		BRL	79,500		$22,912	0	(288)
	10/2017		DKK	3,235		496	0	(1)
MSB	10/2016		BRL	28,234		8,721	39	0
	10/2016		EUR	63,916		72,293	494	0
	10/2016			$8,698	BRL	28,234	0	(16)
	11/2016			8,649		28,234	0	(41)
	01/2017		BRL	4,702		$1,415	7	0
	01/2017			$1,819	CNH	12,264	10	0
NAB	10/2016			10,222	AUD	13,325	0	(23)
	10/2016			10,698	NZD	14,702	7	0
	11/2016		AUD	13,325		$10,214	22	0
	11/2016		NZD	14,702		10,685	0	(7)
RYL	10/2016			$2,575	CNH	17,263	10	0
SCX	10/2016		CNH	17,263		$2,644	59	0
	11/2016			$401	IDR	5,305,694	5	0
	01/2017		CNH	26,726		$3,888	0	(96)
SOG	11/2016			$2,230	HUF	618,224	25	0

92	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2016		$2,978	KRW	3,313,644	$29	$0
	11/2016		1,867	MYR	7,594	0	(29)
UAG	10/2016	CNH	151,159		$22,606	0	(27)
	10/2016	JPY	31,900		317	2	0
	10/2016		$8,967	EUR	7,968	0	(16)
	11/2016		10,957	INR	741,842	126	0
	11/2016		724	PHP	34,204	0	(18)

Total Forward Foreign Currency Contracts						$2,649	$(12,529)

PURCHASED OPTIONS:

BARRIER OPTIONS ON INDICES

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 1,957.950	10Y USD CMS 2.643	11/18/2016	9,219	$224	$0
JPM	Put - OTC EURO STOXX 50 Index D&I @ 2,900.000	EURUSD 1.090	11/18/2016	5,066	141	17
MYI	Put - OTC S&P 500 Index U&I @ 2065.160	10Y USISDA 1.865	07/20/2017	9,695	249	132
SOG	Put - OTC S&P 500 Index U&I @ 1,957.190	10Y USD CMS 2.016	05/09/2017	3,251	85	14

					$699	$163

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$92,200	$80	$11
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017	191,500	94	74
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	3,700	371	477
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,700	371	239
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	7,900	539	217
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	11,600	85	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	175,300	156	21
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	178,400	80	28
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	187,100	93	50
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	145,500	77	47
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	18,800	214	169
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	24,600	285	206
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	5,300	488	210
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	1,600	160	66
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	1,600	168	69
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	4,500	424	220
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	2,200	220	284
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,200	220	142

							$4,125	$2,530

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$43,700	$612	$560
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	44,300	616	567

						$1,228	$1,127

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC Brent Crude Spread December Futures †	$60.000	12/31/2016	$ 45	$111	$13
GST	Call - OTC WTI Crude December Futures †	66.000	12/31/2017	36	69	52

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	93

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Brent Crude Spread December Futures †	$60.000	12/31/2016	$ 111	$255	$33
	Call - OTC WTI Crude December Futures †	66.000	12/31/2017	48	80	69

					$515	$167

Total Purchased Options					$6,567	$3,987

WRITTEN OPTIONS:

BARRIER OPTIONS ON INDICES

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
JPM	Put - OTC EURO STOXX 50 Index D&I @ 2,600.000	EURUSD 1.080	11/18/2016	5,066	$(57)	$(2)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	12/21/2016	$	20,600	$(21)	$(25)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625	11/16/2016	EUR	19,100	(17)	(19)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		19,300	(27)	(9)

							$(65)	$(53)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC GBP versus USD	$	1.370	11/04/2016	GBP	9,440	$(86)	$(3)
GLM	Call - OTC USD versus BRL	BRL	3.400	10/06/2016	$	7,452	(52)	(3)
	Put - OTC USD versus MXN	MXN	19.000	10/27/2016		2,090	(16)	(18)
	Put - OTC USD versus MXN		18.750	11/01/2016		2,120	(12)	(12)
JPM	Call - OTC EUR versus USD	$	1.150	11/16/2016	EUR	1,925	(20)	(6)
SCX	Put - OTC EUR versus USD		1.085	11/03/2016		3,650	(15)	(4)
	Put - OTC EUR versus USD		1.090	11/16/2016		2,970	(21)	(8)
SOG	Put - OTC EUR versus USD		1.100	11/16/2016		2,000	(20)	(8)

							$(242)	$(62)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$ 200	$(2)	$0
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR 1,900	(87)	(13)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$ 700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	5,400	(14)	26
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	5,400	(14)	5
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	7,200	(81)	(57)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	3,200	(59)	(32)

						$(262)	$(71)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$ 39,500	$ (556)	$(210)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	11,600	(93)	(321)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	24,600	(488)	(183)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	7,500	(161)	(60)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	7,500	(169)	(62)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	21,300	(427)	(202)

							$ (1,894)	$(1,038)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

94	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$87,400	$(612)	$(427)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	88,600	(616)	(433)

						$(1,228)	$(860)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC Gasoline December Futures †	$165.000	12/31/2016	$19	$(132)	$(19)
GST	Call - OTC Heating Oil December Futures †	200.000	12/31/2017	1,512	(91)	(74)
JPM	Call - OTC Gasoline December Futures †	165.000	12/31/2016	47	(307)	(47)
	Call - OTC Heating Oil December Futures †	200.000	12/31/2017	2,016	(111)	(99)

					$(641)	$(239)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Index	825.000	10/21/2016	$	3	$(23)	$(5)
	Put - OTC Nikkei 225 Index	15,500.000	12/09/2016	JPY	15	(55)	(38)
JPM	Call - OTC MSCI Emerging Markets Index	960.000	12/16/2016	$	3	(38)	(32)

						$(116)	$(75)

Total Written Options						$(4,505)	$(2,400)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period			Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts			2,878		11,686		(7,157)		(3,842)		(201)		3,364
Notional Amount in $	$		339,775		$562,588		$(169,903)		$(288,369)		$(98,130)		$345,961
Notional Amount in AUD		AUD	0	AUD	2,280	AUD	(2,280)	AUD	0	AUD	0	AUD	0
Notional Amount in EUR		EUR	17,970	EUR	133,009	EUR	(15,029)	EUR	(66,101)	EUR	(19,000)	EUR	50,849
Notional Amount in GBP		GBP	0	GBP	9,440	GBP	0	GBP	0	GBP	0	GBP	9,440
Notional Amount in JPY		JPY	0	JPY	8,402	JPY	(4,208)	JPY	(4,178)	JPY	0	JPY	16
Premiums	$		(5,467)		$(10,074)		$6,964		$2,648		$293		$(5,636)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Pay	ACSF7 Index †	$4.921	01/31/2017	20,000	$0	$2	$2	$0
	Pay	ACSG7 Index †	4.896	02/28/2017	20,000	0	4	4	0
	Pay	ACSZ6 Index †	2.474	12/31/2016	20,000	0	(1)	0	(1)
	Receive	EURMARGIN 1Q17 †	4.800	03/31/2017	87,000	(15)	23	8	0
	Receive	EURMARGIN 4Q16 †	4.850	12/31/2016	255,000	(24)	321	297	0
	Receive	EURMARGIN 4Q17 †	4.090	12/31/2017	45,000	0	14	14	0
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	90,900	(22)	10	0	(12)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	213,600	(26)	(83)	0	(109)
	Receive	EURSIMP 2H16 †	1.240	12/31/2016	99,000	(77)	191	114	0
	Receive	EURSIMP CAL17 †	0.550	12/31/2017	18,000	0	7	7	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	96,000	0	(148)	0	(148)
	Pay	Natural Gas †	1.441	12/31/2016	35,500	(3)	17	14	0
	Pay	Natural Gas †	2.713	01/31/2017	35,500	0	5	5	0
	Pay	Natural Gas †	2.634	02/28/2017	34,000	(1)	4	3	0
	Receive	OREXIO 1Q17 †	45.250	03/31/2017	13,500	26	30	56	0
	Receive	OREXIO 4Q16 †	49.500	12/31/2016	7,800	(46)	74	28	0
	Receive	PLATGOLD Index †	338.750	01/06/2017	7,500	426	(10)	416	0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	13,500	0	8	8	0
	Pay	GOLDLNPM Index †	1,088.660	01/06/2017	2,000	0	(457)	0	(457)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	95

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Pay	GOLDLNPM Index †	$1,365.100	07/05/2017	700	$0	$26	$26	$0
	Receive	OREXIO 1Q17 †	45.750	03/31/2017	43,500	(7)	165	158	0
	Receive	OREXIO 4Q16 †	35.500	12/31/2016	3,900	26	43	69	0
	Receive	PLATGOLD Index †	244.000	01/06/2017	700	(30)	3	0	(27)
	Receive	PLTMLNPM Index †	881.030	01/06/2017	2,000	0	306	306	0
	Receive	PLTMLNPM Index †	1,106.500	07/05/2017	700	0	(45)	0	(45)

JPM	Receive	EURMARGIN 1Q17 †	4.750	03/31/2017	39,000	(9)	14	5	0
	Receive	EURMARGIN 4Q16 †	3.700	12/31/2016	72,000	35	131	166	0
	Receive	EURMARGIN 4Q17 †	3.900	12/31/2017	33,000	0	16	16	0
	Receive	EURMARGIN CAL16 †	6.500	12/31/2016	3,000	(2)	1	0	(1)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	67,200	0	(34)	0	(34)
	Receive	EURSIMP 4Q16 †	0.820	12/31/2016	21,000	0	28	28	0
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	120,000	1	17	18	0
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	24,000	0	(32)	0	(32)
	Receive	OREXIO 2Q17 †	45.350	06/30/2017	16,800	0	22	22	0
	Receive	USMARGIN V6-H7 †	6.840	03/31/2017	42,000	0	63	63	0

MAC	Receive	CUAC 4Q17 †	36.800	12/31/2017	3,570,000	2	(32)	0	(30)
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	168,000	(110)	(148)	0	(258)

MYC	Receive	EURMARGIN 1Q17 †	4.660	03/31/2017	72,000	0	16	16	0
	Receive	EURMARGIN CAL17 †	5.550	12/31/2017	132,000	0	(28)	0	(28)
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	133,200	0	(59)	0	(59)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	103,200	0	(47)	0	(47)
	Receive	EURMARGIN CAL17 †	5.900	12/31/2017	48,000	0	(27)	0	(27)
	Receive	EURSIMP CAL17 †	0.560	12/31/2017	96,000	0	35	35	0
	Receive	EURSIMP CAL17 †	0.780	12/31/2017	48,000	0	7	7	0
	Receive	EURSIMP CAL17 †	0.880	12/31/2017	24,000	0	1	1	0

						$144	$453	$1,912	$(1,315)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
FBF	Altria Group, Inc.	(1.000)%	06/20/2021	0.286%	$ 1,000	$(35)	$1	$0	$(34)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.311%	EUR	100	$(1)	$1	$0	$0

BPS	Barclays Bank PLC	1.000	06/20/2017	0.392		1,900	0	10	10	0

CBK	Brazil Government International Bond	1.000	06/20/2021	2.449	$	200	(17)	4	0	(13)
	Mexico Government International Bond	1.000	06/20/2021	1.520		300	(7)	0	0	(7)

DUB	Brazil Government International Bond	1.000	06/20/2021	2.449		500	(43)	11	0	(32)

FBF	Mexico Government International Bond	1.000	06/20/2021	1.520		1,200	(32)	5	0	(27)

HUS	Mexico Government International Bond	1.000	06/20/2021	1.520		1,600	(39)	2	0	(37)

JPM	Russia Government International Bond	1.000	06/20/2021	1.996		700	(43)	12	0	(31)

							$(182)	$45	$10	$(147)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (3)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (6)
							Asset	Liability
GST	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$500	$(16)	$8	$0	$(8)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,600	(121)	58	0	(63)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,300	(142)	58	0	(84)

					$(279)	$124	$0	$(155)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

96	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	3-Month USD-CPURNSA	1.500%	01/15/2017		$17,150	$0	$(9)	$0	$(9)
	Pay	3-Month USD-CPURNSA	1.510	01/15/2017		20,400	0	(8)	0	(8)
	Pay	3-Month USD-CPURNSA	2.000	04/15/2017		27,350	(9)	(33)	0	(42)
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018		1,500	0	2	2	0

BPS	Pay	1-Month GBP-UKRPI	3.100	06/15/2031	GBP	400	(1)	(26)	0	(27)
	Receive	3-Month EUR-EXT-CPI	0.550	10/15/2017	EUR	100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		4,400	0	28	28	0

CBK	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018		5,300	0	(26)	0	(26)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		10,070	0	64	64	0
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		4,000	0	18	18	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		900	0	5	5	0

DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	11,700	672	(288)	384	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		13,100	194	(36)	158	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		4,300	0	(287)	0	(287)
	Receive	3-Month EUR-EXT-CPI	0.320	08/15/2017	EUR	3,300	0	3	3	0
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017		100	0	0	0	0
	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018		4,200	0	(21)	0	(21)
	Receive	3-Month EUR-EXT-CPI	0.605	09/15/2018		100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		3,200	0	14	14	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		800	0	5	5	0

FBF	Receive	3-Month EUR-EXT-CPI	0.615	09/15/2018		100	0	0	0	0

GLM	Receive	1-Month GBP-UKRPI	3.120	06/15/2046	GBP	710	(11)	123	112	0
	Receive	3-Month EUR-EXT-CPI	0.650	09/15/2018	EUR	300	0	(1)	0	(1)

JPM	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017		100	0	0	0	0
	Pay	3-Month USD-CPURNSA	1.512	01/15/2017		$2,300	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA	1.550	07/26/2021		2,700	0	27	27	0
	Receive	3-Month USD-CPURNSA	1.602	09/12/2021		2,160	0	12	12	0
	Pay	3-Month USD-CPURNSA	1.730	07/26/2026		2,700	0	(40)	0	(40)
	Pay	3-Month USD-CPURNSA	1.801	09/12/2026		2,160	0	(14)	0	(14)
	Pay	3-Month USD-CPURNSA	1.805	09/12/2026		2,000	0	(12)	0	(12)
	Pay	3-Month USD-CPURNSA	1.780	09/15/2026		1,700	(2)	(13)	0	(15)

MYC	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021	EUR	4,210	0	27	27	0
	Pay	3-Month USD-CPURNSA	1.787	07/18/2026		$3,600	0	(34)	0	(34)
	Pay	3-Month USD-CPURNSA	1.800	07/20/2026		9,900	0	(77)	0	(77)
	Pay	3-Month USD-CPURNSA	1.805	09/20/2026		900	0	(6)	0	(6)

RYL	Pay	1-Month GBP-UKRPI	3.140	07/15/2031	GBP	200	0	(12)	0	(12)
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026	EUR	3,200	0	(14)	0	(14)
	Receive	3-Month USD-CPURNSA	2.250	07/15/2017		$2,000	4	(111)	0	(107)

UAG	Receive	3-Month EUR-EXT-CPI	0.525	10/15/2017	EUR	200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.610	09/15/2018		600	0	(2)	0	(2)

							$847	$(745)	$859	$(757)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	97

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	DWRTFT Index	217	1-Month USD-LIBOR plus a specified spread	04/06/2017	$2,135	$0	$(45)	$0	$(45)
	Receive	DWRTFT Index	478	1-Month USD-LIBOR plus a specified spread	08/24/2017	4,514	0	90	90	0
BPS	Receive	BCOMF1T Index †	142,304	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	46,426	0	1,303	1,303	0
	Pay	BCOMTR Index †	134,153	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	22,508	0	(611)	0	(611)
	Pay	SPGCINP Index †	45,165	(0.050)%	02/15/2017	6,690	0	(331)	0	(331)
CBK	Receive	BCOMERF211A Index †	242,779	0.170%	02/15/2017	57,891	0	1,632	1,632	0
	Receive	BCOMERF311A Index †	219,174	0.170%	02/15/2017	58,179	0	1,649	1,649	0
	Receive	BCOMF1T Index †	1,036	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	338	0	9	9	0
	Pay	BCOMF2 Index †	311,184	0.070%	02/15/2017	57,399	0	(1,620)	0	(1,620)
	Pay	BCOMF3 Index †	299,447	0.070%	02/15/2017	57,490	0	(1,611)	0	(1,611)
	Receive	BCOMTR Index †	111,865	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	18,769	0	510	510	0
FBF	Receive	DWRTFT Index	1,211	1-Month USD-LIBOR plus a specified spread	11/15/2016	11,436	0	228	228	0
	Receive	BCOMTR Index †	9,001	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	1,510	0	41	41	0
	Receive	DWRTFT Index	519	1-Month USD-LIBOR plus a specified spread	08/24/2017	5,000	0	0	0	0
GST	Receive	BCOMF1T Index †	12,247	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	3,995	0	112	112	0
	Receive	BCOMGC Index †	429,476	0.070%	08/15/2017	69,961	0	(50)	0	(50)
	Receive	BCOMTR Index †	(793)	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	122	0	4	4	0
	Pay	SPGCINP Index †	5,482	(0.050)%	08/15/2017	1,481	0	(146)	0	(146)
JPM	Receive	BCOMF1T Index †	421,176	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	137,406	0	3,856	3,856	0
	Pay	BCOMTR Index †	80,566	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	13,517	0	(367)	0	(367)
	Receive	JMABDEWE Index †	18,205	0.300%	02/15/2017	18,326	0	(20)	0	(20)
	Receive	JMABFNJ1 Index †	253,422	0.350%	02/15/2017	26,312	0	80	80	0
	Receive	JMABNICP Index †	57,547	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	24,995	0	949	949	0
	Pay	SPGCINP Index †	6,570	(0.050)%	02/15/2017	982	0	(39)	0	(39)
MAC	Receive	BCOMTR2 Index †	7,527	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	676	0	18	18	0

							$0	$5,641	$10,481	$(4,840)

(7)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	SPGCCLP Index (8)†	8.851%	06/16/2017	$784	$0	$63	$63	$0
GST	Pay	GOLDLNPM Index (8)†	3.901	05/04/2017	5,400	0	75	75	0
	Pay	GOLDLNPM Index (8)†	4.000	05/08/2017	3,200	0	47	47	0

98	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Pay	GOLDLNPM Index (8)†	6.250%	04/16/2020	$3,186	$0	$41	$41	$0
	Pay	GOLDLNPM Index (8)†	8.585	04/27/2020	2,389	0	85	85	0
	Pay	GOLDLNPM Index (8)†	8.703	04/28/2020	2,373	0	87	87	0
	Pay	GOLDLNPM Index (8)†	7.563	01/07/2021	4,000	0	80	80	0
	Pay	LME Copper December Futures (8)†	5.244	12/07/2016	1,448	0	39	39	0
	Pay	LME Copper October Futures (8)†	4.516	10/05/2016	2,336	0	66	66	0
	Pay	SPGCCLP Index (8)†	12.076	06/16/2017	784	0	(38)	0	(38)
JPM	Pay	GOLDLNPM Index (8)†	10.890	04/29/2020	8,939	0	518	518	0
	Pay	GOLDLNPM Index (8)†	11.156	05/07/2020	3,742	0	226	226	0
	Pay	GOLDLNPM Index (8)†	9.000	07/24/2020	5,267	0	199	199	0
MAC	Pay	LME Copper October Futures (8)†	5.221	10/05/2016	1,448	0	46	46	0
SOG	Pay	Nikkei 225 Index (8)	25.500	12/09/2016	3,489,038	0	335	335	0
	Pay	Nikkei 225 Index (8)	26.600	12/09/2016	1,613,129	0	148	148	0

						$0	$2,017	$2,055	$(38)

Total Swap Agreements						$495	$7,536	$15,317	$(7,286)

(8)	Variance Swap

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(n)	Securities with an aggregate market value of $11,466 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (9)
PIMCO Inflation Response Multi-Asset Fund
BOA	$369	$0	$92	$461	$(355)	$(43)	$(104)	$(502)	$(41)	$0	$(41)
BPS	253	0	38	291	(1,445)	(44)	(27)	(1,516)	(1,225)	1,260	35
BRC	13	0	0	13	(1)	(3)	0	(4)	9	0	9
CBK	117	85	87	289	(160)	0	(46)	(206)	83	0	83
DUB	83	933	564	1,580	(554)	(210)	(341)	(1,105)	475	(513)	(38)
FAR	0	560	0	560	0	(427)	0	(427)	133	0	133
FBF	11	0	228	239	(1)	(321)	(61)	(383)	(144)	0	(144)
GLM	370	49	112	531	(4,794)	(46)	(1)	(4,841)	(4,310)	4,391	81
GST	0	0	0	0	0	0	(155)	(155)	(155)	298	143
HUS	94	0	0	94	(84)	0	(37)	(121)	(27)	0	(27)
JPM	470	17	39	526	(4,842)	(107)	(113)	(5,062)	(4,536)	4,844	308
MSB	550	0	0	550	(57)	0	0	(57)	493	(710)	(217)
MYC	0	1,037	27	1,064	0	(507)	(117)	(624)	440	(610)	(170)
MYI	0	132	0	132	0	0	0	0	132	0	132
NAB	29	0	0	29	(30)	0	0	(30)	(1)	0	(1)
NGF	0	993	0	993	0	(433)	0	(433)	560	(750)	(190)
RYL	10	0	0	10	0	0	(133)	(133)	(123)	32	(91)
SCX	64	0	0	64	(96)	(12)	0	(108)	(44)	0	(44)
SOG	54	14	483	551	(29)	(8)	0	(37)	514	(520)	(6)
UAG	128	0	0	128	(61)	0	(3)	(64)	64	0	64

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
BOA	33	0	63	96	(3)	0	0	(3)	93	(280)	(187)
BPS	0	13	2,271	2,284	0	(19)	(1,212)	(1,231)	1,053	(800)	253
CBK	0	0	3,800	3,800	0	0	(3,231)	(3,231)	569	(300)	269
FBF	0	0	41	41	0	0	0	0	41	0	41
GLM	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
GST	0	52	1,203	1,255	0	(74)	(763)	(837)	418	(990)	(572)
JPM	1	102	6,146	6,249	(11)	(146)	(493)	(650)	5,599	(4,817)	782
MAC	0	0	64	64	0	0	(288)	(288)	(224)	312	88
MYC	0	0	59	59	0	0	(161)	(161)	(102)	328	226

Total Over the Counter	$2,649	$3,987	$15,317	$21,953	$(12,529)	$(2,400)	$(7,286)	$(22,215)

(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	99

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$1,170	$0	$0	$0	$0	$1,170
Futures	5,673	0	73	0	543	6,289
Swap Agreements	0	0	0	0	1,024	1,024

	$6,843	$0	$73	$0	$1,567	$8,483

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,649	$0	$2,649
Purchased Options	167	0	163	0	3,657	3,987
Swap Agreements	13,647	10	801	0	859	15,317

	$13,814	$10	$964	$2,649	$4,516	$21,953

	$20,657	$10	$1,037	$2,649	$6,083	$30,436

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,649	$0	$121	$0	$24	$1,794
Futures	5,847	0	325	0	306	6,478
Swap Agreements	0	298	0	0	72	370

	$7,496	$298	$446	$0	$402	$8,642

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,529	$0	$12,529
Written Options	239	53	77	62	1,969	2,400
Swap Agreements	6,148	336	45	0	757	7,286

	$6,387	$389	$122	$12,591	$2,726	$22,215

	$13,883	$687	$568	$12,591	$3,128	$30,857

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$1,335	$0	$(271)	$0	$(3)	$1,061
Written Options	3,052	0	637	0	132	3,821
Futures	(1,351)	0	(2,523)	0	(1,010)	(4,884)
Swap Agreements	0	(3,242)	0	0	(6,387)	(9,629)

	$3,036	$(3,242)	$(2,157)	$0	$(7,268)	$(9,631)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,252	$0	$11,252
Purchased Options	(167)	0	30	(44)	(1,096)	(1,277)
Written Options	393	153	316	484	557	1,903
Swap Agreements	19,266	42	1,206	18	588	21,120

	$19,492	$195	$1,552	$11,710	$49	$32,998

	$22,528	$(3,047)	$(605)	$11,710	$(7,219)	$23,367

100	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$942	$0	$15	$0	$2	$959
Written Options	(1,257)	0	90	0	18	(1,149)
Futures	5,528	0	(96)	0	573	6,005
Swap Agreements	0	258	0	0	413	671

	$5,213	$258	$9	$0	$1,006	$6,486

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,144)	$0	$(16,144)
Purchased Options	(211)	0	(152)	0	(745)	(1,108)
Written Options	278	(4)	79	168	1,143	1,664
Swap Agreements	6,101	135	(228)	0	(1,394)	4,614

	$6,168	$131	$(301)	$(15,976)	$(996)	$(10,974)

	$11,381	$389	$(292)	$(15,976)	$10	$(4,488)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$79,425	$0	$79,425
Industrials	0	21,642	0	21,642
Utilities	0	655	0	655
Municipal Bonds & Notes
West Virginia	0	169	0	169
U.S. Government Agencies	0	19,890	0	19,890
U.S. Treasury Obligations	0	724,566	0	724,566
Non-Agency Mortgage-Backed Securities	0	26,327	0	26,327
Asset-Backed Securities	0	44,714	0	44,714
Sovereign Issues	0	91,525	0	91,525
Common Stocks
Consumer Discretionary	2,649	0	0	2,649
Consumer Staples	500	0	0	500
Financials	617	0	0	617
Health Care	1,851	0	0	1,851
Industrials	1,680	0	0	1,680
Information Technology	1,931	0	0	1,931
Exchange-Traded Funds	18,443	0	0	18,443
Real Estate Investment Trusts
Real Estate	78,075	0	0	78,075
Short-Term Instruments
Certificates of Deposit	0	17,417	0	17,417
Repurchase Agreements	0	85,306	0	85,306
U.S. Treasury Bills	0	7,061	0	7,061

	$105,746	$1,118,697	$0	$1,224,443

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Mutual Funds	$110,444	$0	$0	$110,444
Short-Term Instruments
Central Funds Used for Cash Management Purposes	146	0	0	146

	$110,590	$0	$0	$110,590

Total Investments	$216,336	$1,118,697	$0	$1,335,033

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,296)	$0	$(4,296)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,459	1,024	0	8,483
Over the counter	0	21,118	835	21,953

	$7,459	$22,142	$835	$30,436

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,127)	(515)	0	(8,642)
Over the counter	0	(21,974)	(241)	(22,215)

	$(8,127)	$(22,489)	$(241)	$(30,857)

Totals	$215,668	$1,114,054	$594	$1,330,316

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	101

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February  19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily declaring dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. For non-daily declaring dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of

102	PIMCO REAL RETURN STRATEGY FUNDS

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each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Real Return Asset Fund	Daily	Monthly
PIMCO Real Return Limited Duration Fund	Daily	Monthly
PIMCO CommoditiesPLUS® Strategy Fund	Quarterly	Quarterly
PIMCO Inflation Response Multi-Asset Fund	Quarterly	Quarterly
PIMCO RealEstateRealReturn Strategy Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) Statements of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the entity’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the entity had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	103

Notes to Financial Statements (Cont.)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in

104	PIMCO REAL RETURN STRATEGY FUNDS

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circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	105

Notes to Financial Statements (Cont.)

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value   When a fair valuation method is applied by the Adviser that uses significant

106	PIMCO REAL RETURN STRATEGY FUNDS

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unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, except funds of funds, (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund.  The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2016 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency Fund	$106,632	$1,601	$0	$0	$2,211	$110,444	$1,601	$0
PIMCO Short-Term Floating NAV Portfolio III	30,216	250,033	(280,100)	(3)	0	146	33	0
Totals	$136,848	$251,634	$(280,100)	$(3)	$2,211	$110,590	$1,634	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$328,925	$1,165,161	$(915,799)	$239	$(53)	$578,473	$2,262	$0
PIMCO Real Return Asset Fund	80,647	593,114	(657,300)	13	(7)	16,467	114	0
PIMCO Real Return Limited Duration Fund	301	801	(900)	0	0	202	1	0
PIMCO RealEstateRealReturn Strategy Fund	167,898	535,391	(698,100)	23	(24)	5,188	91	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

(b) Investments in Securities

Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds  Certain Funds may invest in ETFs, which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, a Fund would bear a pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or

Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2016, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions,

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mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Real Estate Investment Trusts (“REIT”)  Certain Funds may invest in REITs, which are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at September 30, 2016 are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements (Cont.)

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund.

The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The

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agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c ) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the

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Notes to Financial Statements (Cont.)

option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options  Certain Funds may write or purchase a variety of options with non-standard payout structures or other features (“Barrier Options”). Barrier Options are generally traded OTC. Certain Funds may invest in various types of Barrier Options including down-and-in and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not reach a specific barrier price level prior to the option’s expiration date.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a

Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  Certain Funds may write or purchase interest rate-capped options to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Commodity Futures Contracts   Certain Funds may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Options on Exchange-Traded Futures Contracts   Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices   Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will

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result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  Certain Funds may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

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Notes to Financial Statements (Cont.)

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller

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of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a

Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  Certain Funds also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Funds (or Underlying PIMCO Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in Underlying PIMCO Funds,

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Notes to Financial Statements (Cont.)

the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The NAV of each Fund will fluctuate in response to changes in the respective NAV of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

Certain Funds’ investment performance depends upon how each Fund’s assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s (or Underlying PIMCO Funds’) investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. A Fund (or Underlying PIMCO Funds) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Funds may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund (or Underlying PIMCO Funds) to lose value. If a Fund (or Underlying PIMCO Funds) lost enough value, the Fund (or Underlying PIMCO Funds) could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

To the extent that a Fund (or Underlying PIMCO Funds) may invest in securities and instruments that are economically tied to Russia, the Fund (or Underlying PIMCO Funds) is subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s (or Underlying PIMCO Funds’) performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments

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in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund (or Underlying PIMCO Funds) invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Funds’), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Funds’) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Funds’) investments in foreign currency-denominated securities may reduce the Fund’s (or Underlying PIMCO Funds’) returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Funds’) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Funds) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. A Fund (or Underlying PIMCO Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Funds) has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds (or Underlying PIMCO Funds) through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Funds) exceed a predetermined threshold, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Funds) in the form of cash or securities equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Funds). A Fund (or Underlying PIMCO Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Funds) subsequently decreases, the Fund (or Underlying PIMCO Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

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Notes to Financial Statements (Cont.)

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund (or Underlying PIMCO Funds) has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

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govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund III and VII, Ltd. (each a “Commodity Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (“Consolidated Funds”), respectively, in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund
	PIMCO Cayman Commodity Fund III, Ltd.	PIMCO Cayman Commodity Fund VII, Ltd.
Date of Incorporation	04/14/2010	08/01/2011
Subscription Agreement	05/07/2010	08/31/2011
Consolidated Fund Net Assets	$2,448,751	$1,025,338
Subsidiary % of Fund Net Assets	24.1%	19.3%
Subsidiary Financial Statement Information
Total assets	$816,749	$219,106
Total liabilities	226,999	21,363
Net assets	$589,750	$197,743
Total income	2,831	2,037
Net investment income (loss)	539	1,357
Net realized gain (loss)	168,860	24,099
Net change in unrealized appreciation (depreciation)	149,011	9,901
Increase (decrease) in net assets resulting from operations	$318,410	$35,357

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	119

Notes to Financial Statements (Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Real Return Asset Fund	0.30%		0.25%	0.35%	0.25%	0.40%	N/A	N/A	N/A
PIMCO Real Return Limited Duration Fund	0.20%	(1)	0.20%	0.30%	0.20%	0.35%	N/A	N/A	N/A
PIMCO RealEstateRealReturn Strategy Fund	0.49%		0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	N/A
PIMCO CommoditiesPLUS® Strategy Fund	0.49%		0.25%	0.35%	0.25%	0.50%	0.50%	0.50%	N/A
PIMCO Inflation Response Multi-Asset Fund	0.44%	(2)	0.25%	0.35%	N/A	0.45%	0.45%	0.45%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2017 to waive 0.01%.
(2)	Effective October 1, 2015, the Fund’s Investment Advisory Fee was reduced by 0.21% to 0.44% per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Real Return Limited Duration Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%
	Distribution and/or Servicing Fee
Administrative Class and Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class

120	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2016 (Unaudited)

Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term

Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fees, or reimburse the Funds, to the extent that the payment of each Fund’s organizational expenses and pro rata share of and Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse the Funds, to the extent that the payment of each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Advisory Fee for the PIMCO Real Return Limited Duration Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

PIMCO may be reimbursed for these amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed to PIMCO, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the Expense Limit. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2016, were as follows (amounts in thousands):

	Expiring within
Fund Name	12 months	13 - 24 months	25 - 36 months	Total
PIMCO Real Return Limited Duration Fund	$0	$0	$79	$79

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2017, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying

PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2016, the amount was $1,128,959.

Each Commodity Subsidiary has entered into a separate contract with PIMCO for the management of each Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	121

Notes to Financial Statements (Cont.)

0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fee it receives from each Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by each Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with each Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2016, the amount was $ 2,154,897.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Asset Fund	$2,077	$556,116
PIMCO RealEstateRealReturn Strategy Fund	13,996	8,271
PIMCO CommoditiesPLUS® Strategy Fund	13,512	84,196
PIMCO Inflation Response Multi-Asset Fund	9,439	22,416

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands):

	U S Government/ Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Real Return Asset Fund	$1,145,112	$2,743,384	$70,851	$479,402
PIMCO Real Return Limited Duration Fund	602	988	309	233
PIMCO RealEstateRealReturn Strategy Fund	1,466,457	1,509,547	151,905	207,509
PIMCO CommoditiesPLUS® Strategy Fund	1,688,063	1,890,178	98,329	405,720
PIMCO Inflation Response Multi-Asset Fund	857,043	771,549	91,738	186,106

122	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2016 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Real Return Asset Fund				PIMCO Real Return Limited Duration Fund
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Inception date through 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	3,445	$29,003	21,258	$172,162	6	$60	312	$3,120
Class P	542	4,640	225	1,820	0	0	1	10
Administrative Class	0	0	0	0	0	0	0	0
Class D	795	6,844	190	1,576	6	60	1	10
Class A	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	671	5,782	6,565	51,952	5	52	5	45
Class P	7	63	12	95	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	2	20	4	33	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(159,233)	(1,349,863)	(217,298)	(1,722,425)	0	0	0	0
Class P	(115)	(975)	(359)	(2,870)	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	(189)	(1,569)	(63)	(502)	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(154,075)	$(1,306,055)	(189,466)	$(1,498,159)	17	$172	319	$3,185

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	123

Notes to Financial Statements (Cont.)

	PIMCO RealEstateRealReturn Strategy Fund				PIMCO CommoditiesPLUS® Strategy Fund
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares~	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	12,480	$105,302	13,470	$102,782	92,951	$537,750	237,491	$1,284,160
Class P	3,290	27,113	4,122	31,091	3,407	19,703	49,982	324,410
Administrative Class	0	0	0	0	1,009	5,904	680	3,730
Class D	6,972	53,705	9,584	67,448	1,905	10,871	21,725	127,042
Class A	6,034	46,276	10,568	73,893	1,331	7,757	5,439	33,315
Class C	1,453	9,603	4,208	25,991	261	1,481	960	5,504
Class R	0	0	0	0	0	0	131 ^	851 ^
Issued as reinvestment of distributions
Institutional Class	677	5,533	12,524	94,655	566	3,337	4,461	29,091
Class P	59	474	772	5,747	37	217	1,383	9,259
Administrative Class	0	0	0	0	3	15	12	80
Class D	147	1,096	2,278	15,802	20	116	451	2,922
Class A	159	1,180	2,655	18,301	4	23	55	352
Class C	49	308	2,109	12,809	0	0	17	109
Class R	0	0	0	0	0	0	3 ^	18 ^
Cost of shares redeemed
Institutional Class	(14,367)	(119,032)	(115,215)	(861,252)	(133,763)	(795,942)	(221,759)	(1,484,877)
Class P	(2,690)	(21,821)	(9,633)	(72,375)	(9,462)	(55,264)	(177,303)	(1,071,021)
Administrative Class	0	0	0	0	(674)	(3,801)	(335)	(1,932)
Class D	(5,287)	(40,418)	(21,176)	(149,148)	(6,480)	(36,950)	(27,802)	(164,434)
Class A	(6,739)	(51,190)	(20,454)	(141,575)	(1,179)	(6,880)	(6,565)	(38,612)
Class C	(7,948)	(51,919)	(10,322)	(63,232)	(277)	(1,566)	(1,227)	(7,131)
Class R	0	0	0	0	0	0	(349)^	(1,778)^
Net increase (decrease) resulting from Fund share transactions	(5,711)	$(33,790)	(114,510)	$(839,063)	(50,341)	$(313,229)	(112,550)	$(948,942)

124	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2016 (Unaudited)

PIMCO Inflation Response Multi-Asset Fund
Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
Shares	Amount	Shares	Amount

6,940	$59,361	58,069	$458,760
678	5,721	7	66
0	0	0	0
675	5,794	583	4,764
115	981	429	3,499
97	814	47	370
0	0	15 ^	124 ^

0	0	2,622	21,272
0	0	4	34
0	0	0	0
0	0	33	272
0	0	33	268
0	0	5	40
0	0	1 ^	11 ^

(9,131)	(76,439)	(16,615)	(134,221)
(13)	(114)	(61)	(509)
0	0	0	0
(488)	(4,064)	(1,364)	(11,054)
(236)	(2,008)	(684)	(5,521)
(40)	(337)	(129)	(1,034)
0	0	(71)^	(552)^
(1,403)	$(10,291)	42,924	$336,589

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
^	Class R Shares liquidated at the close of business on January 22, 2016.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non Related Parties	Related Parties *	Non Related Parties	Related Parties *
PIMCO Real Return Asset Fund	0	2	0%	49%
PIMCO Real Return Limited Duration Fund	0	1	0%	92%
PIMCO RealEstateRealReturn Strategy Fund	0	2	0%	31%
PIMCO CommoditiesPLUS® Strategy Fund	0	2	0%	42%
PIMCO Inflation Response Multi-Asset Fund	2	0	53%	0%

*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	125

Notes to Financial Statements (Cont.)

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity- linked derivatives. The Funds may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and/or other fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any Investments in its respective Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Commodity Subsidiary of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

If, during a taxable year, an Underlying PIMCO Fund Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

126	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2016 (Unaudited)

As of March 31, 2016, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (1)
	03/31/2017	03/31/2018	03/31/2019
PIMCO Real Return Asset Fund *	$0	$0	$0
PIMCO Real Return Limited Duration Fund	0	0	0
PIMCO RealEstateRealReturn Strategy Fund *	8,079	49,321	0
PIMCO CommoditiesPLUS® Strategy Fund	0	0	0
PIMCO Inflation Response Multi-Asset Fund	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†) (1):

	Short-Term	Long-Term
PIMCO Real Return Asset Fund *	$73,838	$35,882
PIMCO Real Return Limited Duration Fund	21	1
PIMCO RealEstateRealReturn Strategy Fund *	45,371	1,027
PIMCO CommoditiesPLUS® Strategy Fund	59,657	31,760
PIMCO Inflation Response Multi-Asset Fund	13,584	15,880

(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (2)
PIMCO Real Return Asset Fund	$565,757	$11,775	$(4,325)	$7,450
PIMCO Real Return Limited Duration Fund	4,488	72	(7)	65
PIMCO RealEstateRealReturn Strategy Fund	2,271,014	44,582	(17,208)	27,374
PIMCO CommoditiesPLUS® Strategy Fund	3,103,431	0	(533,655)	(533,655)
PIMCO Inflation Response Multi-Asset Fund	1,334,142	25,525	(24,634)	891

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

On November 1, 2016, the Board approved the liquidation of the Class D shares of each of the PIMCO Inflation Response Multi-Asset Fund and the PIMCO Real Return Asset Fund. The liquidation of the Class D shares is expected to occur on January 13, 2017.

There were no other subsequent events identified that require recognition or disclosure.

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Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	TOR	Toronto Dominion Bank
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CLP	Chilean Peso	ILS	Israeli Shekel	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
COP	Colombian Peso	JPY	Japanese Yen	THB	Thai Baht
CZK	Czech Koruna	KRW	South Korean Won	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
EUREX	Eurex Exchange	LME	London Metal Exchange

Index/Spread Abbreviations:
ACSF7	Algonquin Cityfates Natural Gas Basis Futures Index Jan 17	CSCU115E	Credit Suisse Custom 115 Excess Return Index	JMABCTNE	J.P. Morgan CTNE Commodity Index
ACSG7	Algonquin Cityfates Natural Gas Basis Futures Index Feb 17	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	JMABDEWE	J.P. Morgan DEWE Commodity Index
ACSZ6	Algonquin Cityfates Natural Gas Basis Futures Index Dec 16	CSMFHGER	CS Multi-Asset Futures Copper High Grade Excess Return Index	JMABFNJ1	J.P. Morgan FNJ 1 Index
BCOM	Bloomberg Commodity Index	CUAC	Corn-Ethanol Spread Calendar Swap	JMABNICP	JPMorgan Nic P Custom Index
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	CVICXMB2	Citi Congestion Ex PM M F2 Index	OREXIO	Iron Ore Spread
BCOMGC	Bloomberg Gold Sub-Index	CVICXMB3	Citi Congestion Ex PM M F3 Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
BCOMTR	Bloomberg Commodity Index Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
CDX.HY	Credit Derivatives Index - High Yield	EURMARGIN	European Refined Margin	SPGCINP	S&P GSCI Industrial Metals ER
CDX.IG	Credit Derivatives Index - Investment Grade	EURSIMP	Weighted Basket of Refined Products	S&P 500	Standard & Poor’s 500 Index
CMBX	Commercial Mortgage-Backed Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	UKRPI	United Kingdom Retail Price Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	FRCPI	France Consumer Price Index	ULSD	Ultra-Low Sulfur Diesel
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	GOLDLNPM	London Gold Market Fixing Ltd. PM

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BTP	Buoni del Tesoro Poliennali	MSCI	Morgan Stanley Capital International	RMBS	Residential Mortgage-Backed Security
		NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	U&I	Up and In Barrier Option
CLO	Collateralized Loan Obligation	OIS	Overnight Indexed Swap	WTI	West Texas Intermediate
D&I	Down and In Barrier Option	oz.	Ounce	YOY	Year-Over-Year
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

128	PIMCO REAL RETURN STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS

130	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPathTM Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-

Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPathTM Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

132	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than

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(Unaudited)

many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

134	PIMCO REAL RETURN STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4006SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Fund III

PIMCO Short Asset Investment Fund

Share Classes

■	Institutional
■	M
■	P
■	Administrative
■	D
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price

2	PIMCO SHORT DURATION STRATEGY FUNDS

movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■

Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, reverse repurchase agreements and other borrowings risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be

4	PIMCO SHORT DURATION STRATEGY FUNDS

increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

In July 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act (the “Amendments”) to adopt several reforms. First, the Amendments allow (or, in certain circumstances, require) a money market fund to impose liquidity fees and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period when a fund’s liquidity levels fall below certain thresholds. Second, the Amendments require “institutional” money market funds that do not qualify as “retail” or “government” money market funds to transact fund shares based on a market-based Net Asset Value (“NAV”) (i.e., these funds will be required to float their NAVs). “Government” money market funds will be permitted to transact fund shares at a NAV calculated using the amortized cost valuation method. Additionally, the Amendments impose new disclosure and reporting requirements as well as enhanced portfolio diversification requirements. “Government” money market funds as defined in the Amendments are money market funds that invest 99.5% or more of their total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities. The Amendments have staggered compliance dates. Compliance with a majority of the Amendments will be required on October 14, 2016, two years after the effective date for the Amendments. The degree to which a money market fund will be impacted by the Amendments will depend upon the type of fund

(institutional, retail or government) and type of investors (retail or institutional). In response to the Amendments, the Board of Trustees of the Trust has approved the reorganization of the PIMCO Money Market Fund into the PIMCO Government Money Market Fund. The reorganization occurred on September 23, 2016 and did not require shareholder approval.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. (These charges do not apply to the PIMCO Government Money Market Fund.) The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class M, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class M, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the Funds (Cont.)

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Government Money Market Fund	01/27/09	05/13/16	01/27/09	05/14/09	05/13/16	—	05/14/09	05/14/09	—	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	12/31/09	02/02/98	—	—	—	—	Diversified
PIMCO Low Duration Fund III	12/31/96	12/31/96	—	11/19/10	03/19/99	—	—	—	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	05/31/12	05/31/12	05/31/12	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Government Money Market Fund

Institutional Class - PGYXX	Administrative Class - PGOXX
Class M - PGFXX	Class A - AMAXX
Class P - PGPXX	Class C - AMGXX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Repurchase Agreements	80.7%
U.S. Government Agency Repurchase Agreements	17.1%
U.S. Treasury Bills	2.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Institutional Class	0.54%	0.37%	0.16%	0.26%	0.07%	0.09%
PIMCO Government Money Market Fund Class M	0.53%	0.37%	0.16%	0.26%	0.07%	0.09%
PIMCO Government Money Market Fund Class P	0.43%	0.27%	0.11%	0.18%	0.05%	0.06%
PIMCO Government Money Market Fund Administrative Class	0.54%	0.37%	0.15%	0.26%	0.07%	0.09%
PIMCO Government Money Market Fund Class A	0.39%	0.22%	0.08%	0.14%	0.04%	0.05%
PIMCO Government Money Market Fund Class C	0.38%	0.22%	0.08%	0.14%	0.04%	0.05%
Citi 3-Month Treasury Bill Index			0.13%	0.20%	0.08%	0.09%	♦
Lipper Institutional U.S. Government Money Markets Funds Average			0.06%	0.09%	0.03%	0.04%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 01/31/2009.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Class M shares. The prior Class M performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.18% for Institutional Class shares, 0.18% for Class M shares, 0.28% for Class P shares, 0.18% for Administrative Class shares, 0.33% for Class A shares, and 0.33% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund invests 100% of its total assets in (i) cash, (ii) U.S. government securities, such as U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and (iii) repurchase agreements that are collateralized fully by such U.S. government securities or cash. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	The Fund focused on high-quality and short-maturity assets.

»	The Fund’s weighted average maturity remained low, keeping its sensitivity to interest rate changes low.

»	The Fund maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX
Class P - PDRPX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Government Agencies	32.8%
Corporate Bonds & Notes	29.2%
U.S. Treasury Obligations	19.0%
Non-Agency Mortgage-Backed Securities	9.2%
Short-Term Instruments‡	5.1%
Other	4.7%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	1.82%	2.83%	1.72%	3.15%	4.49%
PIMCO Low Duration Fund II Class P	1.77%	2.73%	1.62%	3.04%	4.38%
PIMCO Low Duration Fund II Administrative Class	1.69%	2.58%	1.46%	2.89%	4.23%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.42%	0.88%	0.69%	2.25%	3.97%
Lipper Short Investment Grade Debt Funds Average	1.43%	1.91%	1.64%	2.50%	4.18%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.54% for Institutional Class shares, 0.64% for Class P shares, and 0.79% for Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to investment grade corporate credit risk added to relative performance, as investment grade credit spreads narrowed.

»	Holdings of non-agency mortgage-backed securities contributed to relative performance, as this sector generated positive total returns.

»	Holdings of agency mortgage-backed securities contributed to relative performance, as this sector generated positive total returns.

»	Exposure to municipal debt benefited performance, as these securities generally posted positive total returns.

»	An underweight to two- to three-year U.S. interest rates for most of the period contributed to performance, as two- and three-year interest rates increased during that time.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration Fund III

Institutional Class - PLDIX	Administrative Class - PDRAX
Class P - PLUPX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Corporate Bonds & Notes	28.5%
U.S. Government Agencies	25.7%
U.S. Treasury Obligations	18.3%
Short-Term Instruments‡	8.2%
Asset-Backed Securities	7.5%
Sovereign Issues	6.1%
Non-Agency Mortgage-Backed Securities	5.2%
Other	0.5%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	1.44%	1.97%	2.13%	3.43%	4.21%
PIMCO Low Duration Fund III Class P	1.38%	1.86%	2.03%	3.33%	4.11%
PIMCO Low Duration Fund III Administrative Class	1.31%	1.71%	1.88%	3.17%	3.95%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.42%	0.88%	0.69%	2.25%	3.46%
Lipper Short Investment Grade Debt Funds Average	1.43%	1.91%	1.64%	2.50%	3.54%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.52% for Institutional Class shares, 0.62% for Class P shares, and 0.77% for Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged principally in certain socially sensitive practices. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to investment grade corporate credit risk added to relative performance, as investment grade spreads narrowed.

»	Holdings of non-agency mortgage-backed securities contributed to relative performance, as this sector generated positive total returns.

»	Holdings of agency mortgage-backed securities contributed to relative performance, as this sector generated positive total returns.

»	Exposure to high yield corporate credit risk benefited performance, as high yield credit spreads narrowed.

»	Exposure to interest rates in the U.K. detracted from relative performance, as U.K. yields fell.

»	Short exposure to Mexican interest rates detracted from relative performance, as Mexican interest rates increased.

»	Short positions to the Japanese yen versus the U.S. dollar in the beginning of the reporting period detracted from relative performance, as the currency appreciated versus the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO Short Asset Investment Fund

Institutional Class - PAIDX	Administrative Class - PAIQX
Class M - PAMSX	Class D - PAIUX
Class P - PAIPX	Class A - PAIAX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Corporate Bonds & Notes	57.5%
Short-Term Instruments‡	16.6%
Asset-Backed Securities	9.9%
Sovereign Issues	7.3%
U.S. Government Agencies	5.2%
Other	3.5%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	Fund Inception (05/31/12)
PIMCO Short Asset Investment Fund Institutional Class	0.87%	1.44%	1.09%
PIMCO Short Asset Investment Fund Class M	0.88%	1.44%	1.09%
PIMCO Short Asset Investment Fund Class P	0.82%	1.33%	0.99%
PIMCO Short Asset Investment Fund Administrative Class	0.74%	1.18%	0.84%
PIMCO Short Asset Investment Fund Class D	0.69%	1.08%	0.74%
PIMCO Short Asset Investment Fund Class A	0.69%	1.08%	0.74%
PIMCO Short Asset Investment Fund Class A (adjusted)	(1.57)%	(1.19)%	0.21%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%
Lipper Ultra-Short Obligation Funds Average	0.87%	1.00%	0.67%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.35% for Institutional Class shares, 0.35% for Class M Shares, 0.45% for Class P shares, 0.60% for Administrative Class shares, 0.70% for Class D shares, and 0.70% for Class A shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Short Asset Investment Fund seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to investment grade corporate credit risk added to relative performance, as investment grade corporate credit spreads narrowed.

»	Holdings of commercial mortgage-backed securities contributed to relative performance, as these securities generated positive total returns.

»	Exposure to dollar-denominated emerging market debt benefited performance, as these securities generally posted positive total returns.

»	An underweight to three-month U.S. Treasury Bills detracted from performance, as these securities generated positive total returns.

10	PIMCO SHORT DURATION STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Government Money Market Fund
Institutional Class(a)	$1,000.00	$1,001.30	$0.69	$1,000.00	$1,018.49	$0.70	0.18%
Class M	1,000.00	1,001.60	0.91	1,000.00	1,024.43	0.92	0.18
Class P	1,000.00	1,001.10	1.42	1,000.00	1,023.92	1.44	0.28
Administrative Class(a)	1,000.00	1,001.20	0.69	1,000.00	1,018.49	0.70	0.18
Class A	1,000.00	1,000.80	1.67	1,000.00	1,023.67	1.69	0.33
Class C	1,000.00	1,000.80	1.67	1,000.00	1,023.67	1.69	0.33
PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$1,018.20	$2.97	$1,000.00	$1,022.40	$2.97	0.58%
Class P	1,000.00	1,017.70	3.48	1,000.00	1,021.90	3.48	0.68
Administrative Class	1,000.00	1,016.90	4.24	1,000.00	1,021.14	4.25	0.83
PIMCO Low Duration Fund III
Institutional Class	$1,000.00	$1,014.40	$2.71	$1,000.00	$1,022.66	$2.72	0.53%
Class P	1,000.00	1,013.80	3.22	1,000.00	1,022.15	3.23	0.63
Administrative Class	1,000.00	1,013.10	3.98	1,000.00	1,021.39	4.00	0.78

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Short Asset Investment Fund
Institutional Class	$1,000.00	$1,008.70	$1.27	$1,000.00	$1,024.08	$1.28	0.25%
Class M	1,000.00	1,008.80	1.27	1,000.00	1,024.08	1.28	0.25
Class P	1,000.00	1,008.20	1.78	1,000.00	1,023.57	1.79	0.35
Administrative Class	1,000.00	1,007.40	2.54	1,000.00	1,022.81	2.56	0.50
Class D	1,000.00	1,006.90	3.05	1,000.00	1,022.30	3.08	0.60
Class A	1,000.00	1,006.90	3.05	1,000.00	1,022.30	3.08	0.60

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 05/13/16 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 140/365 for the Institutional Class and Administrative Class shares of the PIMCO Government Money Market Fund (to reflect the period since inception date of 05/13/16). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

12	PIMCO SHORT DURATION STRATEGY FUNDS

Benchmark Descriptions

Index*	Description

BofA Merrill Lynch 1-3 Year U.S. Treasury Index

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

Citi 3-Month Treasury Bill Index	Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Financial Highlights

		Investment Operations					Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)		Net Realized/ Unrealized Gain (Loss)	Total		From Net Investment Income		From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Government Money Market Fund
Institutional Class
05/13/2016 - 09/30/2016+	$1.00	$0.00	^	$0.00	$0.00	^	$(0.00	)^	$0.00	$0.00	$(0.00	)^
Class M
04/01/2016 - 09/30/2016+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00	)^	(0.00)^	0.00	(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
Class P
04/01/2016 - 09/30/2016+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00	)^	(0.00)^	0.00	(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
Administrative Class
05/13/2016 - 09/30/2016+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
Class A
04/01/2016 - 09/30/2016+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00	)^	(0.00)^	0.00	(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
Class C
04/01/2016 - 09/30/2016+	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00	)^	(0.00)^	0.00	(0.00	)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00	)^	0.00	0.00	(0.00	)^

PIMCO Low Duration Fund II
Institutional Class
04/01/2016 - 09/30/2016+	$9.73	$0.08		$0.10	$0.18		$(0.10)		$0.00	$0.00	$(0.10)
03/31/2016	9.84	0.13		(0.07)	0.06		(0.17)		0.00	0.00	(0.17)
03/31/2015	9.90	0.08		(0.03)	0.05		(0.11)		0.00	0.00	(0.11)
03/31/2014	10.02	0.08		(0.06)	0.02		(0.13)		(0.01)	0.00	(0.14)
03/31/2013	10.05	0.08		0.26	0.34		(0.19)		(0.18)	0.00	(0.37)
03/31/2012	9.97	0.12		0.15	0.27		(0.18)		(0.01)	0.00	(0.19)
Class P
04/01/2016 - 09/30/2016+	9.73	0.08		0.09	0.17		(0.09)		0.00	0.00	(0.09)
03/31/2016	9.84	0.12		(0.07)	0.05		(0.16)		0.00	0.00	(0.16)
03/31/2015	9.90	0.08		(0.04)	0.04		(0.10)		0.00	0.00	(0.10)
03/31/2014	10.02	0.09		(0.08)	0.01		(0.12)		(0.01)	0.00	(0.13)
03/31/2013	10.05	0.06		0.27	0.33		(0.18)		(0.18)	0.00	(0.36)
03/31/2012	9.97	0.11		0.15	0.26		(0.17)		(0.01)	0.00	(0.18)
Administrative Class
04/01/2016 - 09/30/2016+	9.73	0.07		0.09	0.16		(0.08)		0.00	0.00	(0.08)
03/31/2016	9.84	0.10		(0.06)	0.04		(0.15)		0.00	0.00	(0.15)
03/31/2015	9.90	0.06		(0.03)	0.03		(0.09)		0.00	0.00	(0.09)
03/31/2014	10.02	0.05		(0.06)	(0.01)		(0.10)		(0.01)	0.00	(0.11)
03/31/2013	10.05	0.05		0.26	0.31		(0.16)		(0.18)	0.00	(0.34)
03/31/2012	9.97	0.10		0.15	0.25		(0.16)		(0.01)	0.00	(0.17)

14	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income		Portfolio Turnover Rate

$1.00	0.13%	$200,726	0.18	%*	0.18	%*	0.18	%*	0.18	%*	0.90	%*	N/A

1.00	0.16	567,268	0.18	*	0.18	*	0.18	*	0.18	*	0.28	*	N/A
1.00	0.12	349,528	0.16		0.18		0.16		0.18		0.05		N/A
1.00	0.02	574,154	0.10		0.18		0.10		0.18		0.00		N/A
1.00	0.01	304,191	0.09		0.18		0.09		0.18		0.01		N/A
1.00	0.05	441,479	0.17		0.18		0.17		0.18		0.03		N/A
1.00	0.03	290,969	0.10		0.18		0.10		0.18		0.02		N/A

1.00	0.11	3,783	0.28	*	0.28	*	0.28	*	0.28	*	0.22	*	N/A
1.00	0.08	1,040	0.19		0.28		0.19		0.28		0.04		N/A
1.00	0.02	1,138	0.09		0.28		0.09		0.28		0.01		N/A
1.00	0.01	3,657	0.09		0.28		0.09		0.28		0.01		N/A
1.00	0.03	3,575	0.19		0.28		0.19		0.28		0.01		N/A
1.00	0.03	520	0.13		0.28		0.13		0.28		0.02		N/A

1.00	0.12	85,514	0.18	*	0.18	*	0.18	*	0.18	*	0.91	*	N/A

1.00	0.08	150,343	0.33	*	0.33	*	0.33	*	0.33	*	0.36	*	N/A
1.00	0.07	6,649	0.21		0.33		0.21		0.33		0.04		N/A
1.00	0.02	9,826	0.09		0.33		0.09		0.33		0.01		N/A
1.00	0.01	16,109	0.07	(c)	0.34	(c)	0.07	(c)	0.34	(c)	0.01		N/A
1.00	0.03	7,067	0.19		0.43		0.19		0.43		0.01		N/A
1.00	0.03	6,006	0.10		0.43		0.10		0.43		0.02		N/A

1.00	0.08	70,156	0.33	*	0.33	*	0.33	*	0.33	*	0.30	*	N/A
1.00	0.07	3,531	0.22		0.33		0.22		0.33		0.05		N/A
1.00	0.02	3,393	0.09		0.33		0.09		0.33		0.01		N/A
1.00	0.01	4,895	0.08	(c)	0.34	(c)	0.08	(c)	0.34	(c)	0.01		N/A
1.00	0.03	1,672	0.19		0.43		0.19		0.43		0.01		N/A
1.00	0.03	1,879	0.10		0.43		0.10		0.43		0.02		N/A

$9.81	1.82%	$333,089	0.58	%*	0.58	%*	0.50	%*	0.50	%*	1.67	%*	209%
9.73	0.66	340,320	0.54		0.54		0.50		0.50		1.29		282
9.84	0.53	382,254	0.50		0.50		0.50		0.50		0.82		170
9.90	0.19	630,917	0.50		0.50		0.50		0.50		0.80		355
10.02	3.41	689,767	0.50		0.50		0.50		0.50		0.76		647
10.05	2.74	825,256	0.50		0.50		0.50		0.50		1.19		1,022

9.81	1.77	443	0.68	*	0.68	*	0.60	*	0.60	*	1.61	*	209
9.73	0.55	527	0.64		0.64		0.60		0.60		1.27		282
9.84	0.42	1,542	0.60		0.60		0.60		0.60		0.82		170
9.90	0.09	16,460	0.60		0.60		0.60		0.60		0.94		355
10.02	3.31	1,134	0.60		0.60		0.60		0.60		0.63		647
10.05	2.64	700	0.60		0.60		0.60		0.60		1.10		1,022

9.81	1.69	9,078	0.83	*	0.83	*	0.75	*	0.75	*	1.43	*	209
9.73	0.41	10,037	0.79		0.79		0.75		0.75		1.03		282
9.84	0.27	9,909	0.75		0.75		0.75		0.75		0.58		170
9.90	(0.06)	26,223	0.75		0.75		0.75		0.75		0.55		355
10.02	3.15	26,875	0.75		0.75		0.75		0.75		0.48		647
10.05	2.49	24,904	0.75		0.75		0.75		0.75		0.95		1,022

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Fund III
Institutional Class
04/01/2016 - 09/30/2016+	$9.48	$0.09	$0.05	$0.14	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2016	9.69	0.17	(0.18)	(0.01)	(0.11)	0.00	(0.09)	(0.20)
03/31/2015	9.83	0.07	0.07	0.14	(0.28)	0.00	0.00	(0.28)
03/31/2014	9.97	0.11	(0.10)	0.01	(0.15)	(0.00)^	0.00	(0.15)
03/31/2013	9.91	0.16	0.31	0.47	(0.25)	(0.16)	0.00	(0.41)
03/31/2012	9.89	0.16	0.13	0.29	(0.20)	(0.07)	0.00	(0.27)
Class P
04/01/2016 - 09/30/2016+	9.48	0.09	0.04	0.13	(0.09)	0.00	0.00	(0.09)
03/31/2016	9.69	0.16	(0.18)	(0.02)	(0.10)	0.00	(0.09)	(0.19)
03/31/2015	9.83	0.06	0.07	0.13	(0.27)	0.00	0.00	(0.27)
03/31/2014	9.97	0.10	(0.10)	0.00	(0.14)	(0.00)^	0.00	(0.14)
03/31/2013	9.91	0.14	0.32	0.46	(0.24)	(0.16)	0.00	(0.40)
03/31/2012	9.89	0.15	0.13	0.28	(0.19)	(0.07)	0.00	(0.26)
Administrative Class
04/01/2016 - 09/30/2016+	9.48	0.08	0.04	0.12	(0.08)	0.00	0.00	(0.08)
03/31/2016	9.69	0.15	(0.18)	(0.03)	(0.09)	0.00	(0.09)	(0.18)
03/31/2015	9.83	0.05	0.06	0.11	(0.25)	0.00	0.00	(0.25)
03/31/2014	9.97	0.08	(0.09)	(0.01)	(0.13)	(0.00)^	0.00	(0.13)
03/31/2013	9.91	0.12	0.33	0.45	(0.23)	(0.16)	0.00	(0.39)
03/31/2012	9.89	0.14	0.12	0.26	(0.17)	(0.07)	0.00	(0.24)

PIMCO Short Asset Investment Fund
Institutional Class
04/01/2016 - 09/30/2016+	$10.00	$0.06	$0.03	$0.09	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2016	10.02	0.10	(0.02)	0.08	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.07	0.07	(0.02)	0.05	(0.08)	(0.02)	0.00	(0.10)
03/31/2014	10.07	0.06	0.02	0.08	(0.07)	(0.01)	0.00	(0.08)
05/31/2012 - 03/31/2013	10.00	0.03	0.15	0.18	(0.04)	(0.07)	0.00	(0.11)
Class M
04/01/2016 - 09/30/2016+	10.00	0.06	0.03	0.09	(0.07)	0.00	0.00	(0.07)
12/21/2015 - 03/31/2016	10.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)
Class P
04/01/2016 - 09/30/2016+	10.00	0.06	0.02	0.08	(0.06)	0.00	0.00	(0.06)
03/31/2016	10.02	0.10	(0.03)	0.07	(0.09)	0.00	0.00	(0.09)
03/31/2015	10.07	0.05	(0.01)	0.04	(0.07)	(0.02)	0.00	(0.09)
03/31/2014	10.07	0.05	0.02	0.07	(0.06)	(0.01)	0.00	(0.07)
05/31/2012 - 03/31/2013	10.00	0.03	0.14	0.17	(0.03)	(0.07)	0.00	(0.10)
Administrative Class
04/01/2016 - 09/30/2016+	10.00	0.05	0.02	0.07	(0.05)	0.00	0.00	(0.05)
03/31/2016	10.02	0.07	(0.02)	0.05	(0.07)	0.00	0.00	(0.07)
03/31/2015	10.07	0.05	(0.02)	0.03	(0.06)	(0.02)	0.00	(0.08)
03/31/2014	10.07	0.04	0.01	0.05	(0.04)	(0.01)	0.00	(0.05)
05/31/2012 - 03/31/2013	10.00	0.02	0.14	0.16	(0.02)	(0.07)	0.00	(0.09)
Class D
04/01/2016 - 09/30/2016+	10.00	0.05	0.02	0.07	(0.05)	0.00	0.00	(0.05)
03/31/2016	10.02	0.06	(0.02)	0.04	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.07	0.03	(0.01)	0.02	(0.05)	(0.02)	0.00	(0.07)
03/31/2014	10.07	0.03	0.01	0.04	(0.03)	(0.01)	0.00	(0.04)
05/31/2012 - 03/31/2013	10.00	0.01	0.14	0.15	(0.01)	(0.07)	0.00	(0.08)
Class A
04/01/2016 - 09/30/2016+	10.00	0.05	0.02	0.07	(0.05)	0.00	0.00	(0.05)
03/31/2016	10.02	0.07	(0.03)	0.04	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.07	0.03	(0.01)	0.02	(0.05)	(0.02)	0.00	(0.07)
03/31/2014	10.07	0.03	0.01	0.04	(0.03)	(0.01)	0.00	(0.04)
05/31/2012 - 03/31/2013	10.00	0.01	0.14	0.15	(0.01)	(0.07)	0.00	(0.08)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(c)	Effective July 1, 2013, the Class’s distribution and/or service/12b-1 fees was decreased by 0.10% to 0.00%.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income		Portfolio Turnover Rate

$9.52	1.44%	$142,805	0.53	%*	0.53	%*	0.50	%*	0.50	%*	1.93	%*	179%
9.48	(0.10)	165,419	0.52		0.52		0.50		0.50		1.79		257
9.69	1.44	194,553	0.50		0.50		0.50		0.50		0.75		159
9.83	0.13	273,186	0.50		0.50		0.50		0.50		1.10		383
9.97	4.83	252,007	0.50		0.50		0.50		0.50		1.56		515
9.91	2.91	235,959	0.50		0.50		0.50		0.50		1.61		496

9.52	1.38	41,247	0.63	*	0.63	*	0.60	*	0.60	*	1.79	*	179
9.48	(0.20)	33,327	0.62		0.62		0.60		0.60		1.65		257
9.69	1.34	31,019	0.60		0.60		0.60		0.60		0.61		159
9.83	0.03	19,387	0.60		0.60		0.60		0.60		0.99		383
9.97	4.73	11,199	0.60		0.60		0.60		0.60		1.39		515
9.91	2.80	3,232	0.60		0.60		0.60		0.60		1.52		496

9.52	1.31	5,514	0.78	*	0.78	*	0.75	*	0.75	*	1.68	*	179
9.48	(0.35)	5,991	0.77		0.77		0.75		0.75		1.54		257
9.69	1.19	6,904	0.75		0.75		0.75		0.75		0.48		159
9.83	(0.12)	5,855	0.75		0.75		0.75		0.75		0.82		383
9.97	4.58	2,486	0.75		0.75		0.75		0.75		1.22		515
9.91	2.65	665	0.75		0.75		0.75		0.75		1.38		496

$10.02	0.87%	$944,213	0.25	%*	0.35	%*	0.24	%*	0.34	%*	1.27	%*	361%
10.00	0.79	599,714	0.25		0.35		0.24		0.34		0.96		256
10.02	0.50	231,977	0.26		0.36		0.24		0.34		0.71		2,324
10.07	0.78	151,103	0.25		0.35		0.24		0.34		0.64		882
10.07	1.79	54,848	0.28	*	0.93	*	0.24	*	0.89	*	0.39	*	5,301

10.02	0.88	10	0.25	*	0.35	*	0.24	*	0.34	*	1.27	*	361
10.00	0.34	10	0.25	*	0.35	*	0.24	*	0.34	*	1.17	*	256

10.02	0.82	69,596	0.35	*	0.45	*	0.34	*	0.44	*	1.17	*	361
10.00	0.69	53,296	0.35		0.45		0.34		0.44		0.97		256
10.02	0.40	496	0.36		0.46		0.34		0.44		0.53		2,324
10.07	0.68	1,949	0.35		0.45		0.34		0.44		0.52		882
10.07	1.70	78	0.38	*	0.66	*	0.34	*	0.62	*	0.37	*	5,301

10.02	0.74	305	0.50	*	0.60	*	0.49	*	0.59	*	1.01	*	361
10.00	0.54	321	0.50		0.60		0.49		0.59		0.68		256
10.02	0.25	438	0.51		0.61		0.49		0.59		0.46		2,324
10.07	0.53	1,109	0.50		0.60		0.49		0.59		0.38		882
10.07	1.58	44	0.53	*	0.75	*	0.49	*	0.71	*	0.23	*	5,301

10.02	0.69	4,784	0.60	*	0.70	*	0.59	*	0.69	*	0.92	*	361
10.00	0.44	5,008	0.60		0.70		0.59		0.69		0.63		256
10.02	0.15	4,888	0.61		0.71		0.59		0.69		0.30		2,324
10.07	0.43	8,853	0.60		0.70		0.59		0.69		0.30		882
10.07	1.51	5,217	0.63	*	1.15	*	0.59	*	1.11	*	0.12	*	5,301

10.02	0.69	105,884	0.60	*	0.70	*	0.59	*	0.69	*	0.91	*	361
10.00	0.43	58,738	0.60		0.70		0.59		0.69		0.67		256
10.02	0.15	6,168	0.61		0.71		0.59		0.69		0.34		2,324
10.07	0.43	5,359	0.60		0.70		0.59		0.69		0.28		882
10.07	1.51	211	0.63	*	0.90	*	0.59	*	0.86	*	0.07	*	5,301

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Short Asset Investment Fund

Assets:
Investments, at value
Investments in securities*	$1,051,885	$468,739	$286,397	$1,100,076
Investments in Affiliates	0	21,049	113	36,875
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	170	93	63
Over the counter	0	694	612	0
Cash	1	0	1	0
Deposits with counterparty	0	731	607	1,121
Foreign currency, at value	0	0	37	0
Receivable for investments sold	0	1	106	48,302
Receivable for TBA investments sold	0	119,994	66,733	0
Receivable for Fund shares sold	108,458	109	128	2,861
Interest and/or dividends receivable	86	1,206	783	4,581
Dividends receivable from Affiliates	0	19	1	14
Total Assets	1,160,430	612,712	355,611	1,193,893

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$28,296	$23,626	$0
Payable for sale-buyback transactions	0	0	4,060	0
Payable for short sales	0	0	0	44,309
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	73	75	0
Over the counter	0	9	1,165	0
Payable for investments purchased	80,000	0	1,491	21,807
Payable for investments in Affiliates purchased	0	19	1	14
Payable for investments purchased on a delayed-delivery basis	0	0	1,866	0
Payable for TBA investments purchased	0	240,787	133,553	0
Deposits from counterparty	0	630	20	0
Payable for Fund shares redeemed	2,498	119	93	2,644
Distributions payable	44	17	4	40
Accrued investment advisory fees	57	75	43	95
Accrued supervisory and administrative fees	40	74	46	147
Accrued distribution fees	0	2	1	1
Accrued servicing fees	0	0	0	21
Accrued reimbursement to PIMCO	0	0	0	18
Other liabilities	1	1	1	5
Total Liabilities	82,640	270,102	166,045	69,101

Net Assets	$1,077,790	$342,610	$189,566	$1,124,792

Net Assets Consist of:
Paid in capital	$1,077,790	$349,150	$194,784	$1,124,388
Undistributed (overdistributed) net investment income	(52)	90	(3,127)	(225)
Accumulated undistributed net realized gain (loss)	52	(9,016)	(1,074)	(44)
Net unrealized appreciation (depreciation)	0	2,386	(1,017)	673

Net Assets	$1,077,790	$342,610	$189,566	$1,124,792

Cost of investments in securities	$1,051,885	$466,613	$286,328	$1,099,111
Cost of investments in Affiliates	$0	$21,050	$113	$36,875
Cost of foreign currency held	$0	$0	$39	$0
Proceeds received on short sales	$0	$0	$0	$44,352
Cost or premiums of financial derivative instruments, net	$0	$138	$17	$0

* Includes repurchase agreements of:	$1,029,331	$604	$254	$898

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Short Asset Investment Fund

Net Assets:
Institutional Class	$200,726	$333,089	$142,805	$944,213
Class M	567,268	N/A	N/A	10
Class P	3,783	443	41,247	69,596
Administrative Class	85,514	9,078	5,514	305
Class D	N/A	N/A	N/A	4,784
Class A	150,343	N/A	N/A	105,884
Class C	70,156	N/A	N/A	N/A

Shares Issued and Outstanding:
Institutional Class	200,727	33,937	15,008	94,191
Class M	567,268	N/A	N/A	1
Class P	3,783	45	4,335	6,943
Administrative Class	85,514	925	579	30
Class D	N/A	N/A	N/A	477
Class A	150,343	N/A	N/A	10,563
Class C	70,156	N/A	N/A	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$1.00	$9.81	$9.52	$10.02
Class M	1.00	N/A	N/A	10.02
Class P	1.00	9.81	9.52	10.02
Administrative Class	1.00	9.81	9.52	10.02
Class D	N/A	N/A	N/A	10.02
Class A	1.00	N/A	N/A	10.02
Class C	1.00	N/A	N/A	N/A

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Statements of Operations

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Short Asset Investment Fund

Investment Income:
Interest, net of foreign taxes*	$1,040	$3,683	$2,436	$6,858
Dividends from Investments in Affiliates	0	80	7	75
Total Income	1,040	3,763	2,443	6,933

Expenses:
Investment advisory fees	251	418	249	908
Supervisory and administrative fees	144	418	268	705
Distribution and/or servicing fees - Administrative Class	0	12	7	0
Distribution and/or servicing fees - Class D	0	0	0	4
Servicing fees - Class A	0	0	0	89
Trustee fees	1	1	1	3
Interest expense	0	132	27	28
Miscellaneous expense	11	0	0	22
Total Expenses	407	981	552	1,759
Waiver and/or Reimbursement by PIMCO	0	0	0	(455)
Net Expenses	407	981	552	1,304

Net Investment Income	633	2,782	1,891	5,629

Net Realized Gain (Loss):
Investments in securities	34	1,733	497	909
Investments in Affiliates	0	2	0	13
Exchange-traded or centrally cleared financial derivative instruments	0	(2,146)	(1,403)	(270)
Over the counter financial derivative instruments	0	248	3,062	0
Foreign currency	0	0	(265)	0

Net Realized Gain (Loss)	34	(163)	1,891	652

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	0	1,345	657	1,941
Investments in Affiliates	0	(2)	0	(3)
Exchange-traded or centrally cleared financial derivative instruments	0	1,737	807	(217)
Over the counter financial derivative instruments	0	566	(2,600)	0
Foreign currency assets and liabilities	0	0	10	0

Net Change in Unrealized Appreciation (Depreciation)	0	3,646	(1,126)	1,721

Net Increase in Net Assets Resulting from Operations	$667	$6,265	$2,656	$8,002

* Foreign tax withholdings	$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund II		PIMCO Low Duration Fund III		PIMCO Short Asset Investment Fund

(Amount in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$633	$199	$2,782	$4,924	$1,891	$3,641	$5,629	$4,299
Net realized gain (loss)	34	28	(163)	(1,019)	1,892	126	652	(89)
Net change in unrealized appreciation (depreciation)	0	0	3,646	(1,585)	(1,127)	(3,944)	1,721	(619)

Net Increase (Decrease) in Net Assets Resulting from Operations	667	227	6,265	2,320	2,656	(177)	8,002	3,591

Distributions to Shareholders:
From net investment income
Institutional Class	(29)	0	(3,129)	(6,625)	(1,548)	(2,026)	(5,130)	(4,053)
Class M	(583)	(216)	0	0	0	0	0	0
Class P	(5)	(1)	(5)	(20)	(351)	(328)	(390)	(209)
Administrative Class	(12)	0	(79)	(152)	(50)	(55)	(2)	(2)
Class D	0	0	0	0	0	0	(15)	(31)
Class A	(21)	(4)	0	0	0	0	(347)	(234)
Class C	(12)	(2)	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	0	0	0
Class M	0	(39)	0	0	0	0	0	0
Class P	0	(0)	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class A	0	(2)	0	0	0	0	0	0
Class C	0	(1)	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	(1,598)	0	0
Class M	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	(292)	0	0
Administrative Class	0	0	0	0	0	(54)	0	0
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0

Total Distributions(a)	(662)	(265)	(3,213)	(6,797)	(1,949)	(4,353)	(5,884)	(4,529)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	717,037	(227,725)	(11,326)	(38,344)	(15,878)	(23,209)	405,587	474,058

Total Increase (Decrease) in Net Assets	717,042	(227,763)	(8,274)	(42,821)	(15,171)	(27,739)	407,705	473,120

Net Assets:
Beginning of period	360,748	588,511	350,884	393,705	204,737	232,476	717,087	243,967
End of period*	$1,077,790	$360,748	$342,610	$350,884	$189,566	$204,737	$1,124,792	$717,087

* Including undistributed (overdistributed) net investment income of:	$(52)	$(23)	$90	$521	$(3,127)	$(3,069)	$(225)	$30

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Schedule of Investments PIMCO Government Money Market Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.6%

SHORT-TERM INSTRUMENTS 97.6%

U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS (c) 16.7%
		$180,000

U.S. TREASURY REPURCHASE AGREEMENTS (c) 78.8%
		849,331

U.S. TREASURY BILLS 2.1%
0.478% due 03/09/2017 (a)(b)	$22,600	22,554

MARKET VALUE (000S)
Total Short-Term Instruments (Cost $1,051,885)	$1,051,885

Total Investments in Securities (Cost $1,051,885)	1,051,885

Total Investments 97.6% (Cost $1,051,885)	$1,051,885

Other Assets and Liabilities, net 2.4%	25,905

Net Assets 100.0%	$1,077,790

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
U.S. Government Agency Repurchase Agreements
BPG	1.250%	09/30/2016	10/03/2016	$65,000	Ginnie Mae 4.000% due 10/20/2045	$(16,362)	$65,000	$65,007
					U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(50,209)
FAR	1.300	09/30/2016	10/03/2016	65,000	Freddie Mac 3.500% due 08/01/2045	(66,881)	65,000	65,007
GSC	1.250	09/30/2016	10/03/2016	50,000	Ginnie Mae 3.500% due 03/20/2046	(51,683)	50,000	50,005

U.S. Treasury Repurchase Agreements
BOS	0.550	10/03/2016	10/04/2016	80,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(82,423)	80,000	80,001
IND	1.300	09/30/2016	10/03/2016	65,000	U.S. Treasury Notes 1.375% due 01/31/2020	(66,215)	65,000	65,007
JPS	1.250	09/30/2016	10/03/2016	65,000	U.S. Treasury Notes 0.750% due 09/30/2018	(66,348)	65,000	65,007
MBC	1.300	09/30/2016	10/03/2016	140,200	U.S. Treasury Notes 1.375% due 08/31/2020 - 09/30/2020	(144,538)	140,200	140,215
RDR	0.350	09/30/2016	10/03/2016	56,500	U.S. Treasury Notes 2.125% due 08/15/2021	(57,657)	56,500	56,501
	1.250	09/30/2016	10/03/2016	65,000	U.S. Treasury Notes 1.500% due 03/31/2023	(66,255)	65,000	65,007
SCX	1.250	09/30/2016	10/03/2016	200,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(65,982)	200,000	200,021
					U.S. Treasury Notes 1.250% - 1.750% due 12/31/2020 - 02/28/2022	(137,128)
SSB	0.010	09/30/2016	10/03/2016	12,631	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	(12,886)	12,631	12,631
TDM	0.250	09/30/2016	10/03/2016	100,000	U.S. Treasury Notes 2.000% due 02/15/2023	(102,008)	100,000	100,002
	1.250	09/30/2016	10/03/2016	65,000	U.S. Treasury Bonds 3.000% due 05/15/2045	(66,781)	65,000	65,007

Total Repurchase Agreements						$(1,053,356)	$1,029,331	$1,029,418

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(5) at a weighted average interest rate of 0.750%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$80,001	$0	$0	$80,001	$(82,423)	$(2,422)
BPG	65,007	0	0	65,007	(66,571)	(1,564)
FAR	65,007	0	0	65,007	(66,881)	(1,874)
GSC	50,005	0	0	50,005	(51,683)	(1,678)
IND	65,007	0	0	65,007	(66,215)	(1,208)
JPS	65,007	0	0	65,007	(66,348)	(1,341)
MBC	140,215	0	0	140,215	(144,538)	(4,323)
RDR	121,508	0	0	121,508	(123,912)	(2,404)
SCX	200,021	0	0	200,021	(203,110)	(3,089)
SSB	12,631	0	0	12,631	(12,886)	(255)
TDM	165,009	0	0	165,009	(168,789)	(3,780)

Total Borrowings and Other Financing Transactions	$1,029,418	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Short-Term Instruments
U.S. Government Agency Repurchase Agreements	$0	$180,000	$0	$180,000
U.S. Treasury Repurchase Agreements	0	849,331	0	849,331
U.S. Treasury Bills	0	22,554	0	22,554

Total Investments	$0	$1,051,885	$0	$1,051,885

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Schedule of Investments PIMCO Low Duration Fund II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.8%

CORPORATE BONDS & NOTES 41.7%

BANKING & FINANCE 12.5%
AvalonBay Communities, Inc.
3.625% due 10/01/2020	$1,000	$1,064
Bank of America Corp.
1.610% due 09/15/2026	400	358
2.108% due 04/19/2021	300	304
2.650% due 04/01/2019	4,700	4,804
BB&T Corp.
1.395% due 01/15/2020	1,100	1,104
Bear Stearns Cos. LLC
6.400% due 10/02/2017	200	210
Citizens Bank N.A.
2.500% due 03/14/2019	800	815
Goldman Sachs Group, Inc.
1.875% due 04/23/2020	4,000	4,027
1.917% due 11/15/2018	1,000	1,008
2.050% due 09/15/2020	700	704
2.075% due 04/23/2021	600	607
HSBC USA, Inc.
1.558% due 08/07/2018	4,000	4,007
Jackson National Life Global Funding
1.250% due 02/21/2017	3,300	3,301
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	845
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	3,500	3,651
Manufacturers & Traders Trust Co.
1.400% due 07/25/2017	5,800	5,811
Morgan Stanley
1.995% due 04/25/2018	200	202
6.625% due 04/01/2018	3,100	3,323
MUFG Union Bank N.A.
1.178% due 05/05/2017	4,500	4,505
State Street Corp.
1.701% due 08/18/2020	1,900	1,919
WEA Finance LLC
1.750% due 09/15/2017	200	200

		42,769

INDUSTRIALS 21.9%
AbbVie, Inc.
1.750% due 11/06/2017	3,200	3,210
Aetna, Inc.
1.491% due 12/08/2017	600	602
Amgen, Inc.
1.191% due 05/22/2017	2,100	2,102
2.500% due 11/15/2016	3,700	3,706
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	600	606
2.650% due 02/01/2021	500	516
BMW U.S. Capital LLC
1.179% due 06/02/2017	6,000	6,007
Cardinal Health, Inc.
1.950% due 06/15/2018	4,000	4,039
Chevron Corp.
1.347% due 11/15/2021	4,800	4,723
ConocoPhillips Co.
1.717% due 05/15/2022	700	689
Daimler Finance North America LLC
1.195% due 03/10/2017	4,700	4,704
2.000% due 08/03/2018	1,200	1,210
eBay, Inc.
1.237% due 08/01/2019	5,000	4,979
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,352
5.400% due 11/01/2020	2,000	2,264
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	2,000	2,016
2.594% due 10/05/2017	1,400	1,411

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merck & Co., Inc.
1.182% due 02/10/2020	$600	$603
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	400	440
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	1,500	1,503
1.950% due 09/12/2017	4,000	4,016
2.350% due 03/04/2019	2,400	2,441
Oracle Corp.
1.900% due 09/15/2021	1,400	1,405
QUALCOMM, Inc.
3.000% due 05/20/2022	1,900	1,997
Roche Holdings, Inc.
1.178% due 09/30/2019	5,500	5,500
SABMiller Holdings, Inc.
3.750% due 01/15/2022	1,224	1,326
Southern Co.
2.350% due 07/01/2021	1,000	1,020
UnitedHealth Group, Inc.
1.400% due 12/15/2017	400	401
1.450% due 07/17/2017	700	702
1.900% due 07/16/2018	700	708
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	6,300	6,280
Wm Wrigley Jr. Co.
1.400% due 10/21/2016	1,600	1,600

		75,078

UTILITIES 7.3%
AT&T, Inc.
1.515% due 03/11/2019	1,500	1,507
3.000% due 06/30/2022	1,100	1,132
Baltimore Gas & Electric Co.
5.900% due 10/01/2016	1,391	1,391
Consumers Energy Co.
6.700% due 09/15/2019	100	115
DTE Energy Co.
2.400% due 12/01/2019	400	408
Duke Energy Corp.
1.625% due 08/15/2017	2,400	2,408
Duke Energy Progress LLC
1.011% due 11/20/2017	4,500	4,505
MidAmerican Energy Co.
5.950% due 07/15/2017	1,500	1,558
OGE Energy Corp.
1.375% due 11/24/2017	4,000	3,997
Verizon Communications, Inc.
2.550% due 06/17/2019	4,700	4,838
2.606% due 09/14/2018	1,200	1,232
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,872

		24,963

Total Corporate Bonds & Notes (Cost $141,875)		142,810

MUNICIPAL BONDS & NOTES 1.4%

CALIFORNIA 1.4%
California State Public Works Board Revenue Notes, Series 2011
4.029% due 12/01/2016	4,900	4,926

Total Municipal Bonds & Notes (Cost $4,922)		4,926

U.S. GOVERNMENT AGENCIES 46.9%
Fannie Mae
0.975% due 10/25/2030	36	36
1.275% due 06/25/2040	1,990	2,013
1.689% due 07/01/2042	97	99
1.739% due 09/01/2041	312	318
1.889% due 08/01/2030	51	51

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.316% due 01/01/2035	$74	$	77
2.622% due 07/01/2035	72		76
2.625% due 01/01/2024	30		30
2.808% due 11/01/2034	449		474
2.848% due 05/01/2038	720		766
2.921% due 12/01/2034	250		260
3.177% due 06/01/2035	710		751
3.500% due 09/01/2046	18,000		18,995
4.000% due 01/25/2033	32		33
4.406% due 09/01/2028	39		41
4.500% due 08/01/2018 - 01/01/2036	2,351		2,486
5.000% due 01/01/2030	227		253
5.617% due 12/25/2042	80		91
5.725% due 01/25/2040 (a)	2,795		510
6.000% due 11/01/2016 - 11/01/2022	31		32
8.000% due 11/25/2023	36		40
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	21,000		21,772
3.500% due 11/01/2046	30,000		31,625
4.000% due 10/01/2046 - 11/01/2046	25,000		26,830
4.500% due 11/01/2046	37,500		41,030
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	406		410
Freddie Mac
0.000% due 05/15/2037 (b)(c)	1,167		1,081
0.924% due 06/15/2018	3		3
1.074% due 07/15/2041	1,338		1,340
1.244% due 05/15/2037	482		488
1.689% due 02/25/2045	312		320
2.000% due 11/15/2026	2,471		2,506
2.975% due 07/01/2035	106		113
2.976% due 03/01/2035	58		60
5.926% due 04/15/2037 (a)	2,535		496
6.500% due 07/25/2043	599		714
8.500% due 06/01/2025	3		3
8.841% due 08/15/2044	1,326		1,612
Ginnie Mae
0.954% due 06/20/2065	726		721
1.344% due 04/20/2066	1,592		1,600
1.875% due 07/20/2023 - 07/20/2030	221		229
2.000% due 10/20/2025	148		152
2.125% due 04/20/2022 - 05/20/2027	252		259

Total U.S. Government Agencies (Cost $159,961)			160,796

U.S. TREASURY OBLIGATIONS 27.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (f)	57,051		57,693
0.125% due 04/15/2019	15,919		16,197
0.125% due 04/15/2021 (h)	6,498		6,640
0.625% due 07/15/2021	10,678		11,224
1.375% due 02/15/2044	1,033		1,233

Total U.S. Treasury Obligations (Cost $92,515)			92,987

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.2%
American Home Mortgage Investment Trust
2.920% due 10/25/2034	251		251
3.245% due 02/25/2045	169		171
BAMLL Commercial Mortgage Securities Trust
1.744% due 01/15/2028	2,000		2,002
Banc of America Commercial Mortgage Trust
5.740% due 04/10/2049	658		663
Banc of America Funding Trust
2.997% due 05/25/2035	859		880
BCAP LLC Trust
2.885% due 05/26/2036	1,239		1,246
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	410		413
2.619% due 02/25/2033	3		3

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.927% due 02/25/2033	$14	$	13
2.951% due 01/25/2034	90		91
3.128% due 03/25/2035	70		70
3.317% due 02/25/2036 ^	54		52
Bear Stearns ALT-A Trust
2.980% due 05/25/2035	476		460
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	61		61
Citigroup Commercial Mortgage Trust
5.900% due 12/10/2049	800		815
6.333% due 12/10/2049	165		170
Citigroup Mortgage Loan Trust, Inc.
0.874% due 05/25/2037	77		77
2.430% due 09/25/2035	108		112
2.760% due 09/25/2035	125		125
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	3,534		3,558
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^	488		433
2.725% due 11/25/2034	131		124
2.852% due 02/20/2035	187		188
3.200% due 11/19/2033	50		49
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	178		179
5.383% due 02/15/2040	90		90
6.267% due 02/15/2041	1,100		1,132
Credit Suisse First Boston Mortgage Securities Corp.
1.090% due 03/25/2032	36		34
4.957% due 06/25/2032	2		2
Credit Suisse Mortgage Capital Certificates
3.039% due 09/26/2047	439		438
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	1,884		1,901
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	426		427
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900		951
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000		2,083
GSR Mortgage Loan Trust
2.680% due 06/25/2034	637		613
2.917% due 09/25/2035	808		824
Hilton USA Trust
1.523% due 11/05/2030	907		907
HomeBanc Mortgage Trust
0.765% due 07/25/2035	2,171		2,093
Impac CMB Trust
1.225% due 02/25/2036	1,246		1,217
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	714		715
5.420% due 01/15/2049	47		47
5.440% due 06/12/2047	1,202		1,209
5.794% due 02/12/2051	1,237		1,270
JPMorgan Commercial Mortgage-Backed Securities Trust
5.720% due 03/18/2051	454		455
JPMorgan Mortgage Trust
2.960% due 04/25/2035	1,190		1,188
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	272		273
MASTR Adjustable Rate Mortgages Trust
3.044% due 11/21/2034	1,235		1,264
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.384% due 08/15/2032	2,025		1,932
Merrill Lynch Mortgage Investors Trust
2.652% due 02/25/2035	279		280

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	$400	$	404
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000		2,112
Prime Mortgage Trust
0.925% due 02/25/2034	44		41
RBSSP Resecuritization Trust
2.429% due 12/25/2035	958		963
2.620% due 01/26/2036	1,717		1,738
Structured Asset Mortgage Investments Trust
0.655% due 03/25/2037	421		319
0.781% due 07/19/2035	128		124
1.191% due 09/19/2032	94		92
2.012% due 05/19/2035	1,690		1,630
8.914% due 06/25/2029	80		82
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.958% due 07/25/2032	2		2
WaMu Mortgage Pass-Through Certificates Trust
0.795% due 07/25/2045	124		118
0.795% due 12/25/2045	145		138
0.815% due 10/25/2045	98		93
1.237% due 01/25/2047	135		123
1.577% due 01/25/2046	624		601
1.707% due 11/25/2042	33		31
1.907% due 06/25/2042	46		44
Wells Fargo Mortgage-Backed Securities Trust
2.859% due 01/25/2035	490		494
2.953% due 06/25/2035	2,417		2,483

Total Non-Agency Mortgage-Backed Securities (Cost $45,357)			45,183

ASSET-BACKED SECURITIES 5.3%
Accredited Mortgage Loan Trust
1.224% due 04/25/2035	2,946		2,930
Amortizing Residential Collateral Trust
1.105% due 07/25/2032	43		41
Asset-Backed Securities Corp. Home Equity Loan Trust
1.753% due 08/15/2033	584		559
2.174% due 03/15/2032	212		209
Bear Stearns Asset-Backed Securities Trust
1.525% due 10/25/2037	420		394
Capital Auto Receivables Asset Trust
1.232% due 11/20/2018	880		881
Countrywide Asset-Backed Certificates
0.765% due 12/25/2031 ^	80		61
Credit-Based Asset Servicing and Securitization LLC
0.585% due 11/25/2036	19		12
Educational Services of America, Inc.
1.675% due 09/25/2040	727		720
First Franklin Mortgage Loan Trust
1.245% due 05/25/2035	100		99
Fremont Home Loan Trust
0.585% due 01/25/2037	10		5
GM Financial Automobile Leasing Trust
0.640% due 05/22/2017	974		974
GSAMP Trust
0.595% due 12/25/2036	66		37
HSI Asset Loan Obligation Trust
0.584% due 12/25/2036	107		42
Navient Private Education Loan Trust
1.724% due 12/15/2028	900		909
Navient Student Loan Trust
0.825% due 09/26/2022	1,521		1,521
Nissan Auto Receivables Owner Trust
0.824% due 04/15/2019	1,600		1,602

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
NYMT Residential
4.000% due 03/25/2021	$446	$	447
Panhandle-Plains Higher Education Authority, Inc.
1.776% due 10/01/2035	390		385
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.605% due 03/25/2035	500		491
Securitized Asset-Backed Receivables LLC Trust
0.585% due 12/25/2036 ^	104		35
SLC Student Loan Trust
0.950% due 09/15/2026	985		963
SLM Private Credit Student Loan Trust
1.030% due 03/15/2024	1,298		1,291
1.040% due 12/15/2023	2,643		2,620
SLM Private Education Loan Trust
1.274% due 10/16/2023	72		72
SLM Student Loan Trust
0.805% due 10/25/2024	712		704
Structured Asset Investment Loan Trust
1.500% due 10/25/2033	239		235

Total Asset-Backed Securities (Cost $18,186)			18,239

SHORT-TERM INSTRUMENTS 1.1%

COMMERCIAL PAPER 0.9%
Coca-Cola Co.
0.870% due 01/10/2017	2,000		1,996
Schlumberger Holdings
1.050% due 12/06/2016	1,200		1,198

			3,194

REPURCHASE AGREEMENTS (e) 0.2%
			604

Total Short-Term Instruments (Cost $3,797)			3,798

Total Investments in Securities (Cost $466,613)			468,739

	SHARES
INVESTMENTS IN AFFILIATES 6.2%

SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	2,129,186		21,049

Total Short-Term Instruments (Cost $21,050)			21,049

Total Investments in Affiliates (Cost $21,050)			21,049

Total Investments 143.0% (Cost $487,663)		$	489,788

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $138)			782

Other Assets and Liabilities, net (43.2)%			(147,960)

Net Assets 100.0%		$	342,610

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$604	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(617)	$604	$604

Total Repurchase Agreements						$(617)	$604	$604

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BSN	0.600%	08/01/2016	10/31/2016	$(14,246)	$(14,261)
	0.600	08/02/2016	10/28/2016	(629)	(629)
	0.620	04/08/2016	10/07/2016	(3,232)	(3,242)
	0.620	04/11/2016	10/11/2016	(2,502)	(2,509)
GRE	0.640	08/11/2016	10/11/2016	(1,363)	(1,365)
	0.650	08/17/2016	10/17/2016	(6,285)	(6,290)

Total Reverse Repurchase Agreements					$(28,296)

(3)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(44,153) at a weighted average interest rate of 0.582%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(f)	Securities with an aggregate market value of $28,426 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BSN	$0	$(20,641)	$0	$(20,641)	$20,696	$55
GRE	0	(7,655)	0	(7,655)	7,686	31
SSB	604	0	0	604	(617)	(13)

Total Borrowings and Other Financing Transactions	$604	$(28,296)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(14,035)	$(14,261)	$0	$(28,296)

Total Borrowings	$0	$(14,035)	$(14,261)	$0	$(28,296)

Gross amount of recognized liabilities for reverse repurchase agreements					$(28,296)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note January Futures	$108.000	12/23/2016	53	$1	$0

Total Purchased Options				$1	$0

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	136	$20	$7	$0
90-Day Eurodollar December Futures	Short	12/2018	100	(151)	9	0
90-Day Eurodollar June Futures	Short	06/2018	103	(46)	6	0
90-Day Eurodollar March Futures	Short	03/2018	252	(17)	16	0
90-Day Eurodollar September Futures	Short	09/2017	63	21	2	0
U.S. Treasury 2-Year Note December Futures	Long	12/2016	173	0	0	(16)
U.S. Treasury 5-Year Note December Futures	Long	12/2016	267	56	0	(57)

Total Futures Contracts				$(117)	$40	$(73)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$7,000	$(242)	$(32)	$6	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	18,200	(757)	(77)	23	0
Receive	3-Month USD-LIBOR *	1.450	06/28/2021	12,300	(23)	8	12	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021	1,400	(19)	(2)	3	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026	9,400	(757)	(53)	48	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	3,300	(82)	3	18	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	1,100	(193)	(17)	20	0

					$(2,073)	$(170)	$130	$0

Total Swap Agreements					$(2,073)	$(170)	$130	$0

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(h)	Securities with an aggregate market value of $1,140 and cash of $731 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$40	$130	$170	$0	$(73)	$0	$(73)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	12/21/2016	$ 1,100	$10	$2
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	3,300	28	5
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	7,200	62	14

							$100	$21

Total Purchased Options							$100	$21

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$	2,200	$(10)	$(1)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		6,600	(28)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016		14,400	(63)	(5)

								$(101)	$(8)

Total Written Options								$(101)	$(8)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales	Closing Buys	Expirations		Exercised		Balance at End of Period
# of Contracts		0	286	0		(76)		(210)		0
Notional Amount in $	$	24,600	$23,200	$0	$	(12,300)	$	(12,300)	$	23,200
Premiums	$	(38)	$(171)	$0	$	46	$	62	$	(101)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BRC	JPMorgan Chase & Co.	1.000%	06/20/2019	0.423%	$	600	$7	$3	$10	$0
	MetLife, Inc.	1.000	06/20/2019	0.581		5,500	61	3	64	0
DUB	MetLife, Inc.	1.000	03/20/2019	0.524		500	5	1	6	0
GST	Citigroup, Inc.	1.000	06/20/2019	0.534		6,400	50	32	82	0

							$123	$39	$162	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
CBK	MCDX-25 5-Year Index	1.000%	12/20/2020	$	6,400	$(10)	$79	$69	$0
	MCDX-26 5-Year Index	1.000	06/20/2021		17,000	40	102	142	0
GST	MCDX-25 5-Year Index	1.000	12/20/2020		18,600	(28)	228	200	0
	MCDX-26 5-Year Index	1.000	06/20/2021		8,000	17	50	67	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049		577	(4)	3	0	(1)

						$15	$462	$478	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	3-Month USD-CPURNSA *	1.597%	06/02/2018	$ 11,300	$0	$16	$16	$0
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018	5,500	0	8	8	0
MYC	Receive	3-Month USD-CPURNSA *	1.592	06/03/2018	6,900	0	9	9	0

						$0	$33	$33	$0

Total Swap Agreements						$138	$534	$673	$(1)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral pledged/(Received)	Net Exposure (5)
BOA	$0	$0	$24	$24	$0	$0	$0	$0	$24	$0	$24
BRC	0	0	74	74	0	0	0	0	74	0	74
CBK	0	2	211	213	0	(1)	0	(1)	212	(270)	(58)
DUB	0	0	6	6	0	0	0	0	6	(100)	(94)
GST	0	0	349	349	0	0	0	0	349	(260)	89
MYC	0	19	9	28	0	(7)	(1)	(8)	20	0	20

Total Over the Counter	$0	$21	$673	$694	$0	$(8)	$(1)	$(9)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$40	$40
Swap Agreements	0	0	0	0	130	130

	$0	$0	$0	$0	$170	$170

Over the counter
Purchased Options	$0	$0	$0	$0	$21	$21
Swap Agreements	0	640	0	0	33	673

	$0	$640	$0	$0	$54	$694

	$0	$640	$0	$0	$224	$864

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$73	$73

Over the counter
Written Options	$0	$0	$0	$0	$8	$8
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$8	$9

	$0	$1	$0	$0	$81	$82

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	30	30
Futures	0	0	0	0	(5)	(5)
Swap Agreements	0	0	0	0	(2,170)	(2,170)

	$0	$0	$0	$0	$(2,146)	$(2,146)

Over the counter
Purchased Options	$0	$0	$0	$0	$(65)	$(65)
Written Options	0	0	0	0	16	16
Swap Agreements	0	297	0	0	0	297

	$0	$297	$0	$0	$(49)	$248

	$0	$297	$0	$0	$(2,195)	$(1,898)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$69	$69
Swap Agreements	0	0	0	0	1,668	1,668

	$0	$0	$0	$0	$1,737	$1,737

Over the counter
Purchased Options	$0	$0	$0	$0	$(23)	$(23)
Written Options	0	0	0	0	90	90
Swap Agreements	0	466	0	0	33	499

	$0	$466	$0	$0	$100	$566

	$0	$466	$0	$0	$1,837	$2,303

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$42,769	$0	$42,769
Industrials	0	75,078	0	75,078
Utilities	0	24,963	0	24,963
Municipal Bonds & Notes
California	0	4,926	0	4,926
U.S. Government Agencies	0	160,796	0	160,796
U.S. Treasury Obligations	0	92,987	0	92,987
Non-Agency Mortgage-Backed Securities	0	45,183	0	45,183
Asset-Backed Securities	0	18,239	0	18,239
Short-Term Instruments
Commercial Paper	0	3,194	0	3,194
Repurchase Agreements	0	604	0	604

	$0	$468,739	$0	$468,739

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,049	$0	$0	$21,049

Total Investments	$21,049	$468,739	$0	$489,788

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$40	$130	$0	$170
Over the counter	0	694	0	694

	$40	$824	$0	$864

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(73)	0	0	(73)
Over the counter	0	(9)	0	(9)

	$(73)	$(9)	$0	$(82)

Totals	$21,016	$469,554	$0	$490,570

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund III

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 151.0%

BANK LOAN OBLIGATIONS 0.1%
FCA U.S. LLC
3.500% due 05/24/2017		$278	$279

Total Bank Loan Obligations (Cost $278)			279

CORPORATE BONDS & NOTES 43.0%

BANKING & FINANCE 30.8%
ABN AMRO Bank NV
1.800% due 06/04/2018		500	503
Ally Financial, Inc.
2.750% due 01/30/2017		900	902
American Tower Corp.
2.800% due 06/01/2020		1,000	1,027
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	200	53
Bank of America Corp.
1.610% due 09/15/2026		$100	89
2.108% due 04/19/2021		600	608
5.650% due 05/01/2018		1,000	1,061
Bank of America N.A.
1.150% due 06/15/2017		1,500	1,499
1.750% due 06/05/2018		500	503
Barclays PLC
2.917% due 08/10/2021		500	511
BB&T Corp.
1.395% due 01/15/2020		600	602
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	105
BPCE S.A.
1.179% due 03/06/2017	GBP	300	390
1.625% due 02/10/2017		$500	501
BRFkredit A/S
2.000% due 10/01/2017	DKK	3,000	463
CIT Group, Inc.
4.250% due 08/15/2017		$800	816
5.000% due 05/15/2017		1,100	1,122
Citigroup, Inc.
1.424% due 04/27/2018		600	601
1.632% due 07/30/2018		2,100	2,109
Citizens Bank N.A.
2.300% due 12/03/2018		400	405
Commonwealth Bank of Australia
1.750% due 11/02/2018		300	302
Credit Agricole S.A.
1.815% due 06/10/2020		1,300	1,307
Credit Suisse AG
1.442% due 01/29/2018		1,000	1,002
Eksportfinans ASA
5.500% due 06/26/2017		600	616
Ford Motor Credit Co. LLC
1.698% due 11/04/2019		1,000	1,005
1.750% due 06/15/2018		1,000	1,004
2.145% due 01/09/2018		500	503
2.241% due 01/08/2019		500	508
3.000% due 06/12/2017		400	404
5.000% due 05/15/2018		300	315
General Motors Financial Co., Inc.
2.025% due 04/10/2018		600	602
2.240% due 01/15/2020		700	695
3.000% due 09/25/2017		600	608
3.200% due 07/13/2020		600	615
Goldman Sachs Group, Inc.
1.875% due 04/23/2020		1,200	1,208
1.917% due 11/15/2018		500	504
2.075% due 04/23/2021		300	303
2.429% due 11/29/2023		200	204
6.000% due 06/15/2020		500	569
7.500% due 02/15/2019		200	226
HSBC Holdings PLC
3.081% due 03/08/2021		300	314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC USA, Inc.
1.427% due 11/13/2019		$2,000	$1,975
ING Bank NV
2.050% due 08/17/2018		400	403
International Lease Finance Corp.
7.125% due 09/01/2018		900	984
JPMorgan Chase & Co.
0.829% due 05/30/2017	GBP	1,200	1,554
1.352% due 03/01/2018		$500	500
6.000% due 01/15/2018		600	634
KEB Hana Bank
4.000% due 11/03/2016		500	501
Kookmin Bank
1.609% due 01/27/2017		1,800	1,800
LeasePlan Corp. NV
2.500% due 05/16/2018		200	200
3.000% due 10/23/2017		200	202
Lloyds Bank PLC
1.367% due 05/14/2018		900	897
2.000% due 08/17/2018		800	804
Macquarie Bank Ltd.
1.872% due 07/29/2020		1,000	1,001
Metropolitan Life Global Funding
1.300% due 04/10/2017		500	501
Morgan Stanley
2.132% due 02/01/2019		1,000	1,020
MUFG Americas Holdings Corp.
1.362% due 02/09/2018		500	498
MUFG Union Bank N.A.
1.178% due 05/05/2017		600	601
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	4,400	671
2.000% due 10/01/2017		3,200	493
Nykredit Realkredit A/S
1.000% due 04/01/2017		4,100	624
1.000% due 10/01/2017		16,700	2,555
2.000% due 04/01/2017		5,700	870
Realkredit Danmark A/S
1.000% due 04/01/2017		4,600	699
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$1,700	1,904
Santander Bank N.A.
1.597% due 01/12/2018		800	797
Santander Holdings USA, Inc.
2.275% due 11/24/2017		400	404
2.700% due 05/24/2019		300	304
Springleaf Finance Corp.
8.250% due 12/15/2020		200	220
Sumitomo Mitsui Banking Corp.
1.268% due 01/16/2018		1,300	1,301
Synchrony Financial
2.192% due 11/09/2017		900	906
Toronto-Dominion Bank
2.250% due 09/25/2019		1,000	1,021
UBS AG
1.402% due 06/01/2017		1,000	1,001
UBS Group Funding Jersey Ltd.
2.453% due 04/14/2021		1,000	1,025
Unibail-Rodamco SE
1.449% due 04/16/2019		1,000	996
WEA Finance LLC
1.750% due 09/15/2017		200	200
Wells Fargo & Co.
2.175% due 03/04/2021		600	611
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	1,014

			58,375

INDUSTRIALS 7.7%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		400	406

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aetna, Inc.
1.491% due 12/08/2017		$400	$401
BMW U.S. Capital LLC
1.179% due 06/02/2017		2,600	2,603
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		100	100
Charter Communications Operating LLC
3.579% due 07/23/2020		500	523
ConocoPhillips Co.
1.717% due 05/15/2022		300	295
Diamond Finance Corp.
3.480% due 06/01/2019		1,000	1,029
Dominion Gas Holdings LLC
2.500% due 12/15/2019		300	308
Energy Transfer Partners LP
6.700% due 07/01/2018		300	322
Georgia-Pacific LLC
2.539% due 11/15/2019		800	818
5.400% due 11/01/2020		200	226
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	221
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$600	605
2.594% due 10/05/2017		400	403
Humana, Inc.
7.200% due 06/15/2018		300	329
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		200	229
Kinder Morgan, Inc.
3.050% due 12/01/2019		200	205
7.000% due 06/15/2017		200	207
7.250% due 06/01/2018		200	216
Korea National Oil Corp.
4.000% due 10/27/2016		1,200	1,202
Kraft Heinz Foods Co.
2.000% due 07/02/2018		500	505
Kroger Co.
1.209% due 10/17/2016		800	800
Oracle Corp.
1.900% due 09/15/2021		1,000	1,003
Pearson Dollar Finance PLC
6.250% due 05/06/2018		200	213
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	537
Southwestern Energy Co.
5.050% due 01/23/2018		100	102
Time Warner Cable LLC
5.850% due 05/01/2017		100	103
6.750% due 07/01/2018		200	217
WestRock RKT Co.
4.450% due 03/01/2019		100	106
Whirlpool Corp.
1.650% due 11/01/2017		200	201
Woodside Finance Ltd.
3.650% due 03/05/2025		100	101

			14,536

UTILITIES 4.5%
AT&T, Inc.
5.500% due 02/01/2018		2,648	2,791
DTE Energy Co.
2.400% due 12/01/2019		200	204
Exelon Corp.
1.550% due 06/09/2017		100	100
Petrobras Global Finance BV
5.750% due 01/20/2020		700	723
Plains All American Pipeline LP
8.750% due 05/01/2019		100	116
Sprint Communications, Inc.
9.125% due 03/01/2017		1,300	1,334
Verizon Communications, Inc.
1.627% due 06/17/2019		1,500	1,515

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.606% due 09/14/2018	$1,800	$1,848

		8,631

Total Corporate Bonds & Notes (Cost $81,294)		81,542

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.7%
University of California Revenue Bonds, Series 2011
1.023% due 07/01/2041	1,200	1,200

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
1.746% due 04/01/2040	63	63

Total Municipal Bonds & Notes (Cost $1,264)		1,263

U.S. GOVERNMENT AGENCIES 38.9%
Fannie Mae
0.625% due 01/25/2021	2	2
0.725% due 10/27/2037	382	382
0.875% due 09/25/2042	83	82
0.975% due 06/25/2021	1	1
1.000% due 01/25/2043	49	47
1.425% due 06/25/2021 - 09/25/2021	21	21
1.689% due 07/01/2042	18	18
1.739% due 09/01/2041	57	58
1.889% due 09/01/2040	5	5
2.233% due 11/01/2034	10	10
2.372% due 11/01/2035	11	11
2.622% due 07/01/2035	13	14
2.623% due 05/01/2035	13	14
2.644% due 03/01/2035	2	2
2.757% due 11/01/2035	36	38
2.988% due 08/01/2035	96	102
3.032% due 08/01/2029	27	29
3.500% due 02/25/2043 (a)	2,072	264
5.000% due 11/01/2028 - 07/25/2040	585	629
5.500% due 03/01/2023 - 02/01/2028	1,033	1,136
5.617% due 12/25/2042	7	8
5.750% due 10/25/2035	26	29
5.870% due 02/01/2031	12	12
6.000% due 03/01/2017 - 05/01/2037	6	7
7.500% due 07/25/2022	15	16
Fannie Mae, TBA
3.000% due 12/01/2046	10,000	10,353
3.500% due 10/01/2046 - 11/01/2046	26,000	27,414
4.000% due 10/01/2046 - 11/01/2046	13,000	13,954
4.500% due 11/01/2046	14,000	15,318
FDIC Structured Sale Guaranteed Notes
1.023% due 11/29/2037	291	291
2.980% due 12/06/2020	171	173
Freddie Mac
0.565% due 12/25/2036	75	75
0.924% due 06/15/2018	1	1
0.974% due 11/15/2030	2	2
1.234% due 10/15/2037	100	100
1.689% due 02/25/2045	45	46
2.000% due 11/15/2026	1,015	1,029
2.824% due 08/01/2035	65	68
2.933% due 06/01/2035	65	68
2.975% due 07/01/2035	23	24
5.000% due 10/01/2033	9	10
6.500% due 07/25/2043	74	88
7.000% due 04/15/2023	5	6
8.841% due 08/15/2044	624	759
Ginnie Mae
0.944% due 04/20/2065	254	253
0.954% due 06/20/2065	363	361
1.080% due 12/16/2025	2	3
1.094% due 04/20/2065	286	284

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.798% due 02/20/2041		$66	$66
2.000% due 02/20/2032		14	15
2.125% due 06/20/2027 - 05/20/2030		32	32

Total U.S. Government Agencies (Cost $73,553)			73,730

U.S. TREASURY OBLIGATIONS 27.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (g)		28,838	29,162
0.125% due 04/15/2019 (g)		13,659	13,898
0.125% due 04/15/2021 (i)(k)		3,960	4,046
0.625% due 07/15/2021		4,271	4,490
1.375% due 02/15/2044 (k)		723	863

Total U.S. Treasury Obligations (Cost $52,187)			52,459

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Investment Trust
2.920% due 10/25/2034		45	45
3.245% due 02/25/2045		21	21
Banc of America Commercial Mortgage Trust
5.740% due 04/10/2049		263	265
Banc of America Funding Trust
0.805% due 07/25/2037		148	127
2.997% due 05/25/2035		382	391
Banc of America Mortgage Trust
3.301% due 08/25/2034		226	225
3.563% due 03/25/2033		266	265
BCAP LLC Trust
2.669% due 09/28/2036		366	364
Bear Stearns Adjustable Rate Mortgage Trust
2.927% due 02/25/2033		1	1
2.951% due 01/25/2034		14	14
Bear Stearns ALT-A Trust
2.980% due 05/25/2035		85	82
3.142% due 09/25/2035		21	18
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		61	61
Citigroup Commercial Mortgage Trust
6.333% due 12/10/2049		82	85
Citigroup Mortgage Loan Trust, Inc.
0.595% due 01/25/2037		85	66
2.930% due 10/25/2035		16	16
3.040% due 05/25/2035		26	25
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		1,359	1,368
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^		77	68
2.725% due 11/25/2034		50	48
2.852% due 02/20/2035		69	69
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		94	94
5.383% due 02/15/2040		135	135
6.267% due 02/15/2041		600	617
Credit Suisse Mortgage Capital Certificates
3.039% due 09/26/2047		439	438
3.089% due 09/27/2036		150	150
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.056% due 06/26/2035		20	20
Eurosail PLC
1.079% due 09/13/2045	GBP	101	130
1.329% due 06/13/2045		1,300	1,634
First Horizon Alternative Mortgage Securities Trust
2.655% due 01/25/2035		$345	335
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		852	860
GMAC Mortgage Corp. Loan Trust
3.292% due 11/19/2035		35	32
Great Hall Mortgages PLC
0.987% due 06/18/2039		224	211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		$500	$528
GSR Mortgage Loan Trust
2.680% due 06/25/2034		22	21
2.917% due 09/25/2035		121	124
3.085% due 11/25/2035		143	137
Hercules Eclipse PLC
0.764% due 10/25/2018	GBP	138	174
Hilton USA Trust
1.523% due 11/05/2030		$635	635
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		286	286
5.794% due 02/12/2051		353	363
JPMorgan Commercial Mortgage-Backed Securities Trust
5.720% due 03/18/2051		170	171
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		46	39
Merrill Lynch Mortgage Investors Trust
0.775% due 11/25/2035		9	8
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	303
Prime Mortgage Trust
0.925% due 02/25/2034		5	5
RBSSP Resecuritization Trust
2.429% due 12/25/2035		479	482
2.620% due 01/26/2036		858	869
Silverstone Master Issuer PLC
0.896% due 01/21/2070	GBP	800	1,036
Structured Adjustable Rate Mortgage Loan Trust
1.889% due 01/25/2035		$78	61
3.052% due 02/25/2034		74	75
3.099% due 08/25/2034		102	101
Structured Asset Mortgage Investments Trust
0.655% due 03/25/2037		153	116
0.781% due 07/19/2035		32	31
0.805% due 02/25/2036 ^		31	26
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.711% due 01/25/2032		1	1
WaMu Mortgage Pass-Through Certificates Trust
0.795% due 12/25/2045		26	25
0.815% due 10/25/2045		168	160
1.237% due 01/25/2047		34	31
1.265% due 11/25/2034		83	75
1.907% due 06/25/2042		22	21
Washington Mutual Mortgage Loan Trust
1.685% due 05/25/2041		1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
2.645% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
2.956% due 06/25/2035		160	166
3.070% due 10/25/2035		587	593

Total Non-Agency Mortgage-Backed Securities (Cost $15,776)			14,947

ASSET-BACKED SECURITIES 11.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.635% due 03/25/2035		3,000	2,463
AVANT Loans Funding Trust
3.920% due 08/15/2019		259	261
Bear Stearns Asset-Backed Securities Trust
1.525% due 10/25/2037		175	164
Bridgeport CLO Ltd.
1.087% due 06/18/2021		426	420
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	65	73
Capital Auto Receivables Asset Trust
1.232% due 11/20/2018		$489	490
Carlyle Global Market Strategies CLO Ltd.
1.926% due 04/20/2022		481	482

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cavalry CLO Ltd.
2.049% due 01/16/2024		$855	$855
CIFC Funding Ltd.
2.185% due 12/05/2024		500	501
Countrywide Asset-Backed Certificates
0.765% due 12/25/2031 ^		13	10
Countrywide Asset-Backed Certificates Trust
1.265% due 12/25/2034		2,314	2,237
Educational Services of America, Inc.
1.675% due 09/25/2040		208	206
Elm CLO Ltd.
2.079% due 01/17/2023		788	790
Fortress Credit Investments Ltd.
1.929% due 07/17/2023		732	732
Four Corners CLO Ltd.
0.991% due 01/26/2020		37	37
GE-WMC Mortgage Securities Trust
0.565% due 08/25/2036		3	1
GM Financial Automobile Leasing Trust
1.032% due 10/22/2018		1,000	1,002
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		474	474
JPMorgan Mortgage Acquisition Corp.
0.755% due 05/25/2035		932	913
Jubilee CDO BV
0.049% due 08/21/2021	EUR	14	15
KVK CLO Ltd.
2.257% due 02/10/2025		$800	802
LCM LP
1.893% due 10/19/2022		600	600
Lockwood Grove CLO Ltd.
2.085% due 01/25/2024		500	500
Malin CLO BV
0.000% due 05/07/2023	EUR	299	335
Massachusetts Educational Financing Authority
1.665% due 04/25/2038		$43	43
MASTR Asset-Backed Securities Trust
1.275% due 12/25/2034 ^		2,126	2,058
Mercator CLO PLC
0.000% due 02/18/2024	EUR	10	11
Morgan Stanley ABS Capital, Inc. Trust
0.575% due 07/25/2036		$19	9
MT Wilson CLO Ltd.
0.895% due 07/11/2020		35	35
Navient Private Education Loan Trust
1.724% due 12/15/2028		200	202
NYMT Residential
4.000% due 03/25/2021		268	268
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.805% due 12/25/2035		89	78
Panhandle-Plains Higher Education Authority, Inc.
1.776% due 10/01/2035		156	154
RAAC Trust
1.005% due 03/25/2037		115	112

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
0.585% due 12/25/2036 ^		$52	$17
SLC Student Loan Trust
0.950% due 09/15/2026		591	578
SLM Private Credit Student Loan Trust
1.030% due 03/15/2024		56	55
1.040% due 12/15/2023		42	42
SLM Private Education Loan Trust
1.274% due 10/16/2023		36	36
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	224	245
0.805% due 10/25/2024		$427	423
2.215% due 04/25/2023		61	61
South Carolina Student Loan Corp.
1.592% due 03/02/2020		135	135
Stone Tower CLO Ltd.
0.909% due 04/17/2021		55	55
Structured Asset Investment Loan Trust
1.230% due 03/25/2034		151	141
1.500% due 10/25/2033		92	91
Sunrise SRL
0.202% due 08/27/2031	EUR	10	12
Symphony CLO Ltd.
1.586% due 07/23/2023		$1,100	1,100
Voya CLO Ltd.
1.980% due 10/15/2022		500	500
2.000% due 10/15/2022		500	500
Wood Street CLO BV
0.107% due 11/22/2021	EUR	12	13

Total Asset-Backed Securities (Cost $21,117)			21,337

SOVEREIGN ISSUES 9.1%
Autonomous Community of Catalonia
4.750% due 06/04/2018		400	467
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (c)	BRL	100	30
0.000% due 04/01/2017 (c)		25,800	7,455
0.000% due 10/01/2017 (c)		5,300	1,449
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		8,300	2,536
Export-Import Bank of Korea
1.423% due 01/14/2017		$500	501
5.375% due 10/04/2016		500	500
Korea Development Bank
1.327% due 01/22/2017		500	500
Korea Housing Finance Corp.
3.500% due 12/15/2016		300	301
Korea Land & Housing Corp.
1.875% due 08/02/2017		200	201
Province of Ontario
1.100% due 10/25/2017		3,400	3,404

Total Sovereign Issues (Cost $17,375)			17,344

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.3%

CERTIFICATES OF DEPOSIT 0.7%
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		$500	$500
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		900	901

			1,401

COMMERCIAL PAPER 1.6%
AutoNation, Inc.
1.300% due 10/06/2016		700	700
Energy Transfer Partners LP
1.750% due 12/16/2016		800	798
Thomson Reuters Corp.
1.016% due 10/24/2016		700	700
Viacom, Inc.
1.300% due 11/14/2016		800	799

			2,997

REPURCHASE AGREEMENTS (f) 0.1%
			254

JAPAN TREASURY BILLS 9.9%
(0.269)% due 10/31/2016 - 01/10/2017 (b)(c)	JPY	1,910,000	18,844

Total Short-Term Instruments (Cost $23,484)			23,496

Total Investments in Securities (Cost $286,328)			286,397

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		11,391	113

Total Short-Term Instruments (Cost $113)			113

Total Investments in Affiliates (Cost $113)			113

Total Investments 151.1% (Cost $286,441)			$286,510

Financial Derivative Instruments (h)(j) (0.3)% (Cost or Premiums, net $17)			(535)

Other Assets and Liabilities, net (50.8)%			(96,409)

Net Assets 100.0%			$189,566

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$254	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(260)	$254	$254

Total Repurchase Agreements						$(260)	$254	$254

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.650%	08/18/2016	10/18/2016	$(2,095)	$(2,097)
	0.720	09/08/2016	10/11/2016	(1,888)	(1,889)
	0.780	09/14/2016	10/14/2016	(209)	(209)
	0.900	09/16/2016	10/07/2016	(4,090)	(4,092)
	1.400	09/26/2016	10/03/2016	(1,682)	(1,682)
	1.800	09/30/2016	10/04/2016	(209)	(209)
BPS	0.730	09/27/2016	12/22/2016	(631)	(631)
BSN	0.600	07/21/2016	10/21/2016	(1,363)	(1,365)
GRE	0.640	08/15/2016	10/17/2016	(1,259)	(1,260)
	0.680	09/08/2016	10/11/2016	(419)	(420)
	0.690	09/09/2016	10/11/2016	(945)	(945)
	0.710	09/12/2016	10/12/2016	(2,098)	(2,098)
	0.950	09/27/2016	10/04/2016	(6,728)	(6,729)

Total Reverse Repurchase Agreements					$(23,626)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.960%	09/20/2016	10/20/2016	$(4,056)	$(4,060)

Total Sale-Buyback Transactions					$(4,060)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(6,499) at a weighted average interest rate of 0.670%.
(4)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(g)	Securities with an aggregate market value of $27,762 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BOS	$0	$(10,178)	$0	$(10,178)	$10,211	$33
BPS	0	(631)	0	(631)	632	1
BSN	0	(1,365)	0	(1,365)	1,369	4
GRE	0	(11,452)	0	(11,452)	11,476	24
SSB	254	0	0	254	(260)	(6)

Master Securities Forward Transaction Agreement
GSC	0	0	(4,060)	(4,060)	4,075	15

Total Borrowings and Other Financing Transactions	$254	$(23,626)	$(4,060)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(22,995)	$(631)	$0	$(23,626)

Total	$0	$(22,995)	$(631)	$0	$(23,626)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(4,060)	0	0	(4,060)

Total	$0	$(4,060)	$0	$0	$(4,060)

Total Borrowings	$0	$(27,055)	$(631)	$0	$(27,686)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(27,686)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	110	$13	$5	$0
90-Day Eurodollar June Futures	Short	06/2018	56	(25)	3	0
90-Day Eurodollar March Futures	Short	03/2018	137	1	9	0
90-Day Eurodollar September Futures	Short	09/2017	40	13	1	0
90-Day Eurodollar September Futures	Short	09/2018	40	(24)	3	0
U.S. Treasury 2-Year Note December Futures	Long	12/2016	143	0	0	(13)
U.S. Treasury 5-Year Note December Futures	Long	12/2016	225	28	0	(48)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	33	(4)	0	(14)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	94	(84)	5	0

Total Futures Contracts				$(82)	$26	$(75)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-21 3-Year Index	1.000%	12/20/2016	$1,900	$4	$0	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$1,400	$(48)	$(15)	$1	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	17,400	(723)	(135)	22	0
Receive	3-Month USD-LIBOR *	1.450	06/28/2021	6,800	(13)	(1)	7	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021	800	(11)	(1)	2	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025	1,100	(112)	(10)	5	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026	3,100	(250)	(237)	16	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	1,200	(30)	4	7	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	400	(70)	(48)	7	0

					$(1,257)	$(443)	$67	$0

Total Swap Agreements					$(1,253)	$(443)	$67	$0

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(i)	Securities with an aggregate market value of $678 and cash of $607 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$26	$67	$93	$0	$(75)	$0	$(75)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	BRL	2,749		$847	$2	$0
	10/2016	GBP	3,941		5,214	106	0
	10/2016	JPY	90,000		878	0	(10)
	10/2016		$842	BRL	2,749	4	0
	10/2016		623	DKK	4,141	1	0
	11/2016	CAD	506		$386	0	0
	11/2016	KRW	628,361		566	1	(5)
	11/2016	TWD	12,345		387	0	(9)
	12/2016	JPY	30,000		295	0	(1)
	01/2017		30,000		297	0	0
	04/2017	DKK	4,141		629	0	(2)
BPS	10/2016	BRL	6,378		1,972	10	0
	10/2016	CNH	6,421		945	0	(17)
	10/2016		$1,965	BRL	6,378	0	(4)
	10/2016		190	CNH	1,289	4	0
	10/2016		4,927	GBP	3,787	0	(18)
	11/2016	GBP	3,787		$4,929	18	0
	11/2016		$1,156	JPY	116,100	0	(9)
	12/2016	JPY	210,000		$2,041	0	(35)
	12/2016		$940	CNH	6,421	19	0
BRC	11/2016		266	SGD	363	0	0
CBK	10/2016	MXN	1,725		$95	6	0
	11/2016	JPY	110,000		1,094	8	(1)
	12/2016		310,000		3,041	0	(25)
	01/2017		20,000		198	0	0
DUB	10/2016	BRL	3,349		879	0	(151)
	10/2016		$1,032	BRL	3,349	0	(2)
	10/2016		340	CNH	2,262	0	(1)
	11/2016	SGD	430		$314	0	(1)
	12/2016		$527	CNH	3,588	9	0
	04/2017	BRL	5,800		$1,708	15	0
FBF	10/2016	DKK	1,945		292	0	(1)
	11/2016	KRW	187,198		170	0	0
GLM	10/2016	DKK	5,220		791	4	0
	10/2016	MXN	17,785		903	0	(12)
	10/2016		$740	CNH	5,039	15	0
	11/2016	CAD	1,510		$1,170	18	0
	11/2016	KRW	74,832		67	0	(1)
	11/2016		$884	CAD	1,159	0	(1)
	11/2016		340	EUR	302	0	0
HUS	10/2016		4,160	DKK	27,635	10	0
	11/2016	KRW	109,930		$100	0	0
	12/2016	CNH	3,296		496	4	0
	01/2017		$444	DKK	2,955	4	0
	10/2017	DKK	27,635		$4,232	0	(13)

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2016	AUD	263		$198	$0	$(3)
	10/2016	BRL	8,000		1,905	0	(555)
	10/2016	DKK	9,445		1,419	0	(6)
	10/2016	MXN	7,328		371	0	(7)
	10/2016		$2,468	BRL	8,000	0	(8)
	10/2016		488	CNH	3,324	10	0
	11/2016	EUR	1,876		$2,086	0	(25)
	11/2016	JPY	241,000		2,392	17	(6)
	11/2016	KRW	323,040		287	0	(6)
	11/2016	TWD	6,169		195	0	(3)
	11/2016		$672	CAD	867	0	(11)
	11/2016		1,097	JPY	111,680	6	0
	12/2016	JPY	100,000		$988	0	(1)
	01/2017		20,000		198	0	0
	04/2017	BRL	300		88	1	0
	10/2017		5,300		1,499	19	0
	10/2017	DKK	3,130		480	0	(1)
MSB	10/2016	BRL	6,059		1,813	0	(50)
	10/2016		$1,867	BRL	6,059	0	(4)
	11/2016	BRL	659		$202	1	0
	12/2016	CNH	6,713		1,009	7	0
	01/2017	BRL	2,512		756	4	0
NGF	04/2017		9,500		2,779	7	0
SCX	10/2016		3,200		986	2	0
	10/2016	CNH	6,460		988	20	0
	10/2016		$963	BRL	3,200	21	0
	10/2016		139	CNH	928	0	0
	10/2016		205	GBP	154	0	(5)
	11/2016	MYR	960		$236	3	0
	11/2016		$203	SGD	276	0	(1)
	04/2017	BRL	3,400		$970	0	(22)
SOG	11/2016	KRW	3,559,860		3,200	0	(31)
	11/2016	SGD	3,565		2,655	40	0
	11/2016		$169	EUR	149	0	(2)
TOR	10/2016	BRL	12,378		$3,813	7	0
	10/2016		$3,769	BRL	12,378	49	(12)
	01/2017	BRL	6,000		$1,748	0	(48)
	04/2017		6,800		1,997	13	0
UAG	11/2016	JPY	650,000		6,489	67	0
	11/2016	KRW	200,473		182	0	0
	11/2016		$2,672	JPY	268,400	0	(21)
	12/2016	JPY	210,000		$2,067	0	(11)
	04/2017	DKK	10,460		1,590	0	(2)

Total Forward Foreign Currency Contracts						$552	$(1,160)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	12/21/2016	$	700	$6	$2
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		2,000	17	3
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		4,600	40	9

								$63	$14

Total Purchased Options								$63	$14

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$	1,400	$(7)	$(1)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		4,000	(17)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016		9,200	(40)	(3)

								$(64)	$(5)

Total Written Options								$(64)	$(5)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		162		0		(44)		(118)		0
Notional Amount in $	$	18,000	$	23,800	$	(1,500)	$	(15,900)	$	(9,800)	$	14,600
Notional Amount in AUD	AUD	600	AUD	9,100	AUD	(400)	AUD	(7,600)	AUD	(1,700)	AUD	0
Notional Amount in EUR	EUR	5,700	EUR	1,200	EUR	(3,000)	EUR	(100)	EUR	(3,800)	EUR	0
Premiums	$	(125)	$	(216)	$	56	$	122	$	99	$	(64)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.791%	$	100	$0	$1	$1	$0
BPS	BP Capital Markets America, Inc.	1.000	12/20/2019	0.523	EUR	600	10	1	11	0
BRC	MetLife, Inc.	1.000	09/20/2019	0.628	$	500	6	0	6	0
CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.523	EUR	200	4	0	4	0
	Brazil Government International Bond	1.000	03/20/2017	0.558	$	200	(2)	2	0	0
	Mexico Government International Bond	1.000	12/20/2018	0.791		200	0	1	1	0
DUB	Brazil Government International Bond	1.000	03/20/2017	0.558		300	(3)	4	1	0
	MetLife, Inc.	1.000	03/20/2019	0.524		200	3	(1)	2	0
FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.523	EUR	100	2	0	2	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.558	$	200	(3)	3	0	0
HUS	Brazil Government International Bond	1.000	12/20/2016	0.558		900	(3)	4	1	0
JPM	PSEG Power LLC	1.000	12/20/2018	0.723		200	1	0	1	0
MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.523	EUR	300	5	0	5	0
	Mexico Government International Bond	1.000	12/20/2018	0.791	$	200	0	1	1	0

							$20	$16	$36	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	$	96	$0	$1	$1	$0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049		304	(2)	2	0	0

						$(2)	$3	$1	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	3-Month USD-CPURNSA *	1.565%	06/07/2018	$2,500	$0	$4	$4	$0
MYC	Receive	3-Month USD-CPURNSA *	1.592	06/03/2018	4,500	0	5	5	0

						$0	$9	$9	$0

Total Swap Agreements						$18	$28	$46	$0

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(k)	Securities with an aggregate market value of $386 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$114	$0	$5	$119	$(27)	$0	$0	$(27)	$92	$0	$92
BPS	51	0	11	62	(83)	0	0	(83)	(21)	0	(21)
BRC	0	0	6	6	0	0	0	0	6	(10)	(4)
CBK	14	2	5	21	(26)	(1)	0	(27)	(6)	0	(6)
DUB	24	0	3	27	(155)	0	0	(155)	(128)	(105)	(233)
FBF	0	0	2	2	(1)	0	0	(1)	1	0	1
GLM	37	0	0	37	(14)	0	0	(14)	23	0	23
GST	0	0	0	0	0	0	0	0	0	(10)	(10)
HUS	18	0	1	19	(13)	0	0	(13)	6	0	6
JPM	53	0	2	55	(632)	0	0	(632)	(577)	386	(191)
MSB	12	0	0	12	(54)	0	0	(54)	(42)	0	(42)
MYC	0	12	11	23	0	(4)	0	(4)	19	0	19
NGF	7	0	0	7	0	0	0	0	7	0	7
SCX	46	0	0	46	(28)	0	0	(28)	18	0	18
SOG	40	0	0	40	(33)	0	0	(33)	7	0	7
TOR	69	0	0	69	(60)	0	0	(60)	9	0	9
UAG	67	0	0	67	(34)	0	0	(34)	33	0	33

Total Over the Counter	$552	$14	$46	$612	$(1,160)	$(5)	$0	$(1,165)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$26	$26
Swap Agreements	0	0	0	0	67	67

	$0	$0	$0	$0	$93	$93

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$552	$0	$552
Purchased Options	0	0	0	0	14	14
Swap Agreements	0	37	0	0	9	46

	$0	$37	$0	$552	$23	$612

	$0	$37	$0	$552	$116	$705

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$75	$75

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,160	$0	$1,160
Written Options	0	0	0	0	5	5

	$0	$0	$0	$1,160	$5	$1,165

	$0	$0	$0	$1,160	$80	$1,240

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$18	$18
Futures	0	0	0	0	30	30
Swap Agreements	0	(4)	0	0	(1,447)	(1,451)

	$0	$(4)	$0	$0	$(1,399)	$(1,403)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,938	$0	$2,938
Purchased Options	0	0	0	0	(35)	(35)
Written Options	0	0	0	120	9	129
Swap Agreements	0	30	0	0	0	30

	$0	$30	$0	$3,058	$(26)	$3,062

	$0	$26	$0	$3,058	$(1,425)	$1,659

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(82)	$(82)
Swap Agreements	0	6	0	0	883	889

	$0	$6	$0	$0	$801	$807

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,720)	$0	$(2,720)
Purchased Options	0	0	0	0	(20)	(20)
Written Options	0	0	0	56	57	113
Swap Agreements	0	17	0	0	10	27

	$0	$17	$0	$(2,664)	$47	$(2,600)

	$0	$23	$0	$(2,664)	$848	$(1,793)

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$279	$0	$279
Corporate Bonds & Notes
Banking & Finance	0	58,322	53	58,375
Industrials	0	14,536	0	14,536
Utilities	0	8,631	0	8,631
Municipal Bonds & Notes
California	0	1,200	0	1,200
Texas	0	63	0	63
U.S. Government Agencies	0	73,730	0	73,730
U.S. Treasury Obligations	0	52,459	0	52,459
Non-Agency Mortgage-Backed Securities	0	14,947	0	14,947
Asset-Backed Securities	0	21,337	0	21,337
Sovereign Issues	0	17,344	0	17,344
Short-Term Instruments
Certificates of Deposit	0	1,401	0	1,401
Commercial Paper	0	2,997	0	2,997
Repurchase Agreements	0	254	0	254
Japan Treasury Bills	0	18,844	0	18,844

	$0	$286,344	$53	$286,397

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$113	$0	$0	$113

Total Investments	$113	$286,344	$53	$286,510

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26	67	0	93
Over the counter	0	612	0	612

	$26	$679	$0	$705

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(75)	0	0	(75)
Over the counter	0	(1,165)	0	(1,165)

	$(75)	$(1,165)	$0	$(1,240)

Totals	$64	$285,858	$53	$285,975

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Schedule of Investments PIMCO Short Asset Investment Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.8%

CORPORATE BONDS & NOTES 58.2%

BANKING & FINANCE 29.4%
American Express Credit Corp.
1.407% due 03/18/2019	$1,000	$1,002
American International Group, Inc.
5.600% due 10/18/2016	3,756	3,763
Banco Santander Chile
1.565% due 04/11/2017	5,000	5,010
Bank of America Corp.
1.309% due 05/02/2017	7,000	7,004
Bank of America N.A.
1.208% due 05/08/2017	3,700	3,704
1.285% due 06/05/2017	3,900	3,907
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.151% due 09/08/2017	2,000	1,994
1.385% due 03/05/2018	3,700	3,698
1.876% due 09/14/2018	2,700	2,715
Bayer U.S. Finance LLC
0.936% due 10/06/2017	5,000	4,989
Bear Stearns Cos. LLC
6.400% due 10/02/2017	2,700	2,828
7.250% due 02/01/2018	2,000	2,148
BPCE S.A.
1.473% due 06/23/2017	1,000	1,002
Busan Bank
4.125% due 02/09/2017	10,500	10,588
Caisse Centrale Desjardins
1.253% due 03/27/2017	1,600	1,601
Citigroup, Inc.
1.424% due 04/27/2018	5,000	5,011
1.632% due 07/30/2018	14,500	14,563
Commerzbank AG
0.477% due 09/20/2017	1,500	1,490
Credit Agricole S.A.
1.390% due 06/12/2017	12,600	12,619
Credit Suisse AG
1.414% due 04/27/2018	900	900
DDR Corp.
7.500% due 04/01/2017	2,000	2,059
Dexia Credit Local S.A.
1.036% due 06/05/2018	2,955	2,943
1.463% due 03/23/2018	26,050	26,131
Ford Motor Credit Co. LLC
1.405% due 12/06/2017	750	748
1.605% due 01/09/2018	1,700	1,705
3.000% due 06/12/2017	205	207
General Motors Financial Co., Inc.
2.025% due 04/10/2018	3,500	3,512
2.625% due 07/10/2017	4,999	5,040
4.750% due 08/15/2017	12,315	12,651
Goldman Sachs Group, Inc.
1.875% due 04/23/2020	8,812	8,871
2.050% due 09/15/2020	3,302	3,323
HSBC Bank PLC
1.457% due 05/15/2018	1,000	1,001
HSBC Holdings PLC
3.081% due 03/08/2021	2,500	2,613
HSBC USA, Inc.
1.427% due 11/13/2019	4,000	3,950
1.558% due 08/07/2018	2,000	2,004
Hyundai Capital Services, Inc.
1.657% due 03/18/2017	1,000	1,001
Industrial Bank of Korea
2.375% due 07/17/2017	500	504
ING Bank NV
1.536% due 10/01/2019	10,000	10,022
International Lease Finance Corp.
8.750% due 03/15/2017	3,900	4,017
8.875% due 09/01/2017	5,050	5,359
Intesa Sanpaolo SpA
2.375% due 01/13/2017	11,600	11,617

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IPIC GMTN Ltd.
3.750% due 03/01/2017	$5,600	$5,665
JPMorgan Chase & Co.
1.352% due 03/01/2018	700	700
1.670% due 01/23/2020	1,600	1,616
KEB Hana Bank
1.917% due 11/09/2016	1,800	1,801
4.000% due 11/03/2016	600	601
LeasePlan Corp. NV
2.500% due 05/16/2018	2,000	2,004
3.000% due 10/23/2017	8,160	8,246
Lloyds Bank PLC
1.367% due 05/14/2018	10,700	10,668
1.374% due 03/16/2018	1,600	1,597
1.750% due 03/16/2018	2,000	2,001
Macquarie Bank Ltd.
1.364% due 10/27/2017	2,785	2,785
Macquarie Group Ltd.
1.759% due 01/31/2017	12,810	12,833
Mizuho Bank Ltd.
1.300% due 04/16/2017	2,200	2,199
1.550% due 10/17/2017	900	900
MUFG Americas Holdings Corp.
1.362% due 02/09/2018	2,500	2,492
ORIX Corp.
3.750% due 03/09/2017	4,220	4,261
Protective Life Global Funding
1.391% due 06/08/2018	7,000	7,016
RCI Banque S.A.
3.500% due 04/03/2018	2,246	2,310
Royal Bank of Scotland PLC
9.500% due 03/16/2022	5,300	5,474
Santander Bank N.A.
1.597% due 01/12/2018	2,895	2,882
Santander Holdings USA, Inc.
2.275% due 11/24/2017	5,000	5,045
Santander UK PLC
1.264% due 09/29/2017	6,385	6,374
1.362% due 03/13/2017	1,500	1,499
Shinhan Bank
1.311% due 04/08/2017	7,500	7,505
Standard Chartered PLC
1.500% due 09/08/2017	4,000	3,992
Sumitomo Mitsui Banking Corp.
1.455% due 07/23/2018	900	903
Synchrony Financial
1.875% due 08/15/2017	640	641
2.192% due 11/09/2017	12,900	12,990
UBS AG
1.375% due 06/01/2017	2,000	2,000
1.557% due 03/26/2018	1,000	1,003
Ventas Realty LP
1.250% due 04/17/2017	4,876	4,875
Vonovia Finance BV
3.200% due 10/02/2017	2,050	2,075
WEA Finance LLC
1.750% due 09/15/2017	560	561
Wells Fargo Bank N.A.
1.383% due 09/07/2017	1,600	1,605
1.442% due 01/22/2018	1,000	1,005
Weyerhaeuser Co.
6.950% due 08/01/2017	1,000	1,042

		330,980

INDUSTRIALS 22.1%
Actavis Funding SCS
1.925% due 03/12/2018	4,155	4,189
Aetna, Inc.
1.491% due 12/08/2017	8,800	8,822
Amgen, Inc.
1.191% due 05/22/2017	2,750	2,752
1.411% due 05/22/2019	1,000	1,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asciano Finance Ltd.
5.000% due 04/07/2018	$1,800	$1,862
BAT International Finance PLC
1.360% due 06/15/2018	6,124	6,146
Baxalta, Inc.
1.646% due 06/22/2018	2,200	2,193
Boston Scientific Corp.
5.125% due 01/12/2017	6,879	6,951
ConocoPhillips Co.
1.147% due 05/15/2018	1,255	1,251
Cox Communications, Inc.
5.875% due 12/01/2016	6,255	6,299
Daimler Finance North America LLC
1.097% due 08/01/2017	3,350	3,350
1.259% due 03/02/2018	1,500	1,500
1.375% due 08/01/2017	2,000	2,001
1.469% due 08/03/2017	2,500	2,508
1.594% due 07/05/2019	1,000	1,003
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	5,500	5,521
Diamond Finance Corp.
3.480% due 06/01/2019	2,900	2,984
Enbridge, Inc.
1.289% due 06/02/2017	2,000	1,996
1.296% due 10/01/2016	175	175
Energy Transfer Partners LP
6.125% due 02/15/2017	346	351
Experian Finance PLC
2.375% due 06/15/2017	5,000	5,025
Fidelity National Information Services, Inc.
1.450% due 06/05/2017	6,404	6,407
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	2,215	2,233
2.594% due 10/05/2017	2,400	2,418
Hyundai Capital America
4.000% due 06/08/2017	1,375	1,399
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	1,500	1,509
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	8,000	8,116
Kinder Morgan, Inc.
7.000% due 06/15/2017	403	417
Korea National Oil Corp.
3.125% due 04/03/2017	500	505
4.000% due 10/27/2016	2,500	2,504
Korea Water Resources Corp.
2.000% due 04/16/2018	6,100	6,148
Mylan, Inc.
1.350% due 11/29/2016	12,570	12,577
NetApp, Inc.
2.000% due 12/15/2017	10,000	10,025
Nissan Motor Acceptance Corp.
1.456% due 04/06/2018	3,500	3,500
1.851% due 03/08/2019	2,200	2,217
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	9,000	9,006
Penske Truck Leasing Co. LP
3.750% due 05/11/2017	2,625	2,661
SABMiller Holdings, Inc.
1.447% due 08/01/2018	1,100	1,101
2.450% due 01/15/2017	4,481	4,495
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	8,145	8,319
Statoil ASA
0.992% due 11/09/2017	3,500	3,500
1.107% due 05/15/2018	12,269	12,262
1.248% due 11/08/2018	1,400	1,403
Suntory Holdings Ltd.
1.650% due 09/29/2017	1,500	1,503
Symantec Corp.
2.750% due 06/15/2017	3,487	3,509
Telefonica Emisiones S.A.U.
1.513% due 06/23/2017	7,000	6,994
6.221% due 07/03/2017	5,981	6,192

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tencent Holdings Ltd.
2.000% due 05/02/2017	$2,000	$2,007
Thomson Reuters Corp.
1.300% due 02/23/2017	5,000	5,003
Time Warner Cable LLC
5.850% due 05/01/2017	3,365	3,449
Total Capital International S.A.
1.000% due 01/10/2017	1,400	1,400
1.377% due 08/10/2018	267	268
UAL Pass-Through Trust
9.750% due 07/15/2018	304	311
10.400% due 05/01/2018	1,387	1,391
Valero Energy Corp.
6.125% due 06/15/2017	8,900	9,217
Viacom, Inc.
2.500% due 12/15/2016	8,300	8,321
3.500% due 04/01/2017	3,000	3,027
Volkswagen Group of America Finance LLC
1.091% due 11/22/2016	5,000	5,000
1.187% due 05/23/2017	4,400	4,389
Volkswagen International Finance NV
1.241% due 11/18/2016	5,580	5,582
Wyndham Worldwide Corp.
2.950% due 03/01/2017	2,400	2,411
Xerox Corp.
6.750% due 02/01/2017	8,010	8,137

		248,714

UTILITIES 6.7%
BG Energy Capital PLC
2.875% due 10/15/2016	10,650	10,655
BP Capital Markets PLC
1.157% due 02/10/2017	2,150	2,150
1.487% due 09/26/2018	800	804
British Telecommunications PLC
1.250% due 02/14/2017	1,925	1,925
CMS Energy Corp.
6.550% due 07/17/2017	660	686
Electricite de France S.A.
1.156% due 01/20/2017	7,550	7,555
Enel Finance International NV
6.250% due 09/15/2017	4,000	4,177
Entergy Corp.
4.700% due 01/15/2017	2,900	2,918
Exelon Corp.
1.550% due 06/09/2017	3,000	3,003
Kansas City Power & Light Co.
5.850% due 06/15/2017	2,028	2,087
Kentucky Power Co.
6.000% due 09/15/2017	650	677
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	500	505
National Grid North America, Inc.
1.451% due 08/21/2017	7,000	6,985
NextEra Energy Capital Holdings, Inc.
1.586% due 06/01/2017	5,725	5,736
Oncor Electric Delivery Co. LLC
5.000% due 09/30/2017	800	830
Petroleos Mexicanos
5.750% due 03/01/2018	3,600	3,804
Plains All American Pipeline LP
6.125% due 01/15/2017	8,000	8,096
Shell International Finance BV
1.387% due 11/10/2018	3,000	3,023
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017	2,300	2,305
2.750% due 05/17/2017	900	908
TECO Finance, Inc.
1.265% due 04/10/2018	500	499
Verizon Communications, Inc.
2.606% due 09/14/2018	228	234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vodafone Group PLC
1.625% due 03/20/2017	$5,000	$5,008

		74,570

Total Corporate Bonds & Notes (Cost $653,342)		654,264

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.7%
California State General Obligation Bonds, Series 2013
1.390% due 12/01/2028	5,000	5,000
University of California Revenue Bonds, Series 2011
1.023% due 07/01/2041	2,900	2,901

		7,901

TEXAS 0.0%
Texas State General Obligation Notes, Series 2013
0.923% due 06/01/2018	390	391

Total Municipal Bonds & Notes (Cost $8,290)		8,292

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
0.775% due 11/25/2045	1,558	1,548
0.799% due 12/25/2017	636	637
0.825% due 04/25/2036 - 06/25/2036	1,140	1,137
0.875% due 07/25/2036 - 06/25/2043	639	638
0.975% due 04/25/2039 - 01/25/2044	5,243	5,245
1.065% due 07/25/2037	216	217
1.075% due 09/25/2041	12	12
1.205% due 02/25/2041	633	639
1.245% due 07/25/2040	6,372	6,439
1.255% due 06/25/2040	884	894
Freddie Mac
0.924% due 03/15/2040 - 11/15/2043	1,779	1,777
1.024% due 06/15/2039 - 08/15/2041	2,311	2,314
1.044% due 12/15/2041	1,085	1,085
1.104% due 07/15/2037	147	147
1.124% due 11/15/2037	180	181
1.474% due 01/15/2032	427	438
1.524% due 01/15/2039	122	125
2.023% due 05/15/2033	481	498
Ginnie Mae
0.932% due 06/20/2039	628	630
0.994% due 03/20/2065	3,847	3,845
1.064% due 04/20/2062	99	99
1.174% due 08/20/2061	12,598	12,593
1.194% due 10/20/2065	8,334	8,339
1.264% due 02/20/2066	2,382	2,383
1.294% due 05/20/2066	5,882	5,892
NCUA Guaranteed Notes
1.079% due 12/08/2020	1,675	1,679

Total U.S. Government Agencies (Cost $59,338)		59,431

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Asset Securitization Corp.
6.930% due 02/14/2043	965	977
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045	479	478
5.723% due 06/10/2049	174	176
Banc of America Funding Trust
1.025% due 06/26/2035	106	101
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	2,447	2,463
5.322% due 12/11/2049	1,207	1,213
Commercial Mortgage Trust
5.543% due 12/11/2049	756	761

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Certificates
5.342% due 12/16/2043	$1,000	$999
DBRR Trust
5.355% due 06/17/2049	700	708
FORT CRE LLC
2.036% due 05/21/2036	3,000	2,999
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	829	829
5.336% due 05/15/2047	1,404	1,404
5.864% due 02/12/2049	19	19
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,348	2,360
5.810% due 06/12/2050	4,308	4,380
Morgan Stanley Capital Trust
5.902% due 04/12/2049	3,000	3,011
Wachovia Bank Commercial Mortgage Trust
0.740% due 04/15/2047	3,100	3,070
5.509% due 04/15/2047	2,317	2,338
6.158% due 02/15/2051	2,754	2,827

Total Non-Agency Mortgage-Backed Securities (Cost $31,613)		31,113

ASSET-BACKED SECURITIES 10.0%
Aircraft Lease Securitisation Ltd.
0.757% due 05/10/2032	196	195
American Money Management Corp. CLO Ltd.
2.155% due 04/11/2022	2,387	2,394
ARES CLO Ltd.
1.768% due 01/17/2024	7,000	7,007
Capital Auto Receivables Asset Trust
1.122% due 01/22/2019	3,000	3,008
Carlyle Global Market Strategies CLO Ltd.
2.107% due 07/27/2026	2,200	2,200
Cent CLO Ltd.
2.195% due 01/25/2026	2,500	2,505
CIFC Funding Ltd.
1.920% due 08/14/2024	3,000	2,997
Dell Equipment Finance Trust
1.430% due 09/24/2018	3,000	3,007
1.443% due 12/22/2017	1,647	1,651
Eastland CLO Ltd.
0.987% due 05/01/2022	1,657	1,655
Flagship CLO
1.075% due 06/10/2021	49	49
Galaxy CLO Ltd.
2.118% due 11/16/2025	3,600	3,600
Gallatin CLO Ltd.
1.950% due 07/15/2023	381	381
Halcyon Loan Advisors Funding Ltd.
2.317% due 08/15/2023	3,000	3,011
JMP Credit Advisors CLO Ltd.
1.860% due 04/30/2023	2,800	2,795
KVK CLO Ltd.
2.257% due 02/10/2025	5,000	5,014
Limerock CLO
0.925% due 04/24/2023	91	91
Lockwood Grove CLO Ltd.
2.085% due 01/25/2024	2,083	2,085
Madison Park Funding Ltd.
2.107% due 08/15/2022	800	799
Muir Grove CLO Ltd.
1.335% due 03/25/2020	2,023	2,024
Navient Private Education Loan Trust
1.024% due 12/15/2021	618	618
1.624% due 12/15/2025	1,213	1,219
Navient Student Loan Trust
0.945% due 08/27/2029	2,800	2,790
1.125% due 06/25/2065	6,294	6,304
Ocean Trails CLO
0.904% due 06/27/2022	6,491	6,441

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHA Credit Partners Ltd.
2.038% due 05/15/2023	$2,105	$2,106
Progress Residential Trust
2.031% due 09/17/2033	5,000	5,061
Residential Asset Securities Corp. Trust
0.975% due 08/25/2035	3,411	3,385
SLC Student Loan Trust
0.960% due 03/15/2027	1,194	1,182
SLM Student Loan Trust
0.805% due 10/25/2024	2,849	2,817
1.115% due 04/25/2023	79	79
1.130% due 09/15/2022	1,220	1,216
SMB Private Education Loan Trust
1.124% due 07/17/2023	2,091	2,094
1.174% due 11/15/2023	3,413	3,419
1.224% due 02/15/2023	4,101	4,111
1.424% due 07/15/2022	1,702	1,707
THL Credit Wind River CLO Ltd.
1.830% due 07/15/2026	5,300	5,305
2.303% due 01/15/2026 (a)	5,000	5,000
TICC CLO LLC
1.750% due 08/25/2023	1,989	1,995
Trillium Credit Card Trust
1.242% due 05/26/2021	7,500	7,518
Voya CLO Ltd.
1.980% due 10/15/2022	400	400
2.000% due 10/15/2022	800	800

Total Asset-Backed Securities (Cost $111,765)		112,035

SOVEREIGN ISSUES 7.3%
Colombia Government International Bond
7.375% due 01/27/2017	7,000	7,143
Development Bank of Japan, Inc.
0.983% due 01/28/2020	5,000	4,946
1.298% due 11/08/2017	5,000	5,016
1.736% due 04/27/2017	5,000	5,013
5.125% due 02/01/2017	2,000	2,026
Export-Import Bank of Korea
1.418% due 05/12/2017	555	555
1.423% due 01/14/2017	10,600	10,613
1.529% due 11/27/2016	4,000	4,003
Japan Bank for International Cooperation
1.177% due 11/13/2018	17,800	17,758
Japan Finance Organization for Municipalities
1.461% due 05/22/2017	3,000	3,007
1.500% due 09/12/2017	4,200	4,208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Land & Housing Corp.
1.875% due 08/02/2017	$8,320	$8,352
Province of Quebec
0.977% due 07/21/2019	10,000	10,013

Total Sovereign Issues (Cost $82,617)		82,653

SHORT-TERM INSTRUMENTS 13.5%

CERTIFICATES OF DEPOSIT 6.1%
Barclays Bank PLC
1.641% due 09/08/2017	9,300	9,331
Credit Suisse AG
1.400% due 05/03/2017	3,800	3,803
1.645% due 09/12/2017	11,000	11,013
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017	5,000	5,003
Natixis S.A.
1.553% due 09/25/2017	9,700	9,723
Sumitomo Mitsui Banking Corp.
1.129% due 05/02/2017	1,000	999
1.550% due 09/15/2017	19,200	19,209
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017	10,000	10,007

		69,088

COMMERCIAL PAPER 6.1%
AutoNation, Inc.
1.300% due 10/05/2016	7,000	6,999
1.300% due 10/07/2016	4,800	4,799
Electricite de France S.A.
1.350% due 01/06/2017	700	698
1.510% due 01/06/2017	6,000	5,983
ENI Finance USA, Inc.
1.700% due 07/14/2017	4,500	4,450
Ford Motor Credit Co.
1.700% due 09/12/2017	15,500	15,271
Schlumberger Holdings
1.016% due 11/01/2016	5,000	4,997
1.050% due 10/06/2016	5,000	4,999
1.080% due 10/11/2016	6,000	5,999
Thermo Fisher Scientific, Inc.
1.550% due 10/11/2016	15,000	14,997

		69,192

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (b) 0.1%
		$898

SHORT-TERM NOTES 1.2%
Holmes Master Issuer PLC
1.124% due 04/15/2017	$10,000	10,009
Kansas City Southern
1.443% due 10/28/2016	2,400	2,400
Kraft Heinz Foods Co.
1.600% due 06/30/2017	700	701

		13,110

Total Short-Term Instruments (Cost $152,146)		152,288

Total Investments in Securities (Cost $1,099,111)		1,100,076

	SHARES
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	3,730,067	36,875

Total Short-Term Instruments (Cost $36,875)		36,875

Total Investments in Affiliates (Cost $36,875)		36,875

Total Investments 101.1% (Cost $1,135,986)		$1,136,951

Financial Derivative Instruments (c)(f) 0.0% (Cost or Premiums, net $0)		63

Other Assets and Liabilities, net (1.1)%		(12,222)

Net Assets 100.0%		$1,124,792

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$898	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(918)	$898	$898

Total Repurchase Agreements						$(918)	$898	$898

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(8,118) at a weighted average interest rate of 0.655%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

SHORT SALES:

SHORT SALES ON U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Notes	1.125%	08/31/2021	$ 44,300	$(44,352)	$(44,309)

Total Short Sales				$(44,352)	$(44,309)

(3)	Payable for short sales includes $45 of accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$898	$0	$0	$0	$898	$(918)	$(20)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(44,309)	(44,309)	0	(44,309)

Total Borrowings and Other Financing Transactions	$898	$0	$0	$(44,309)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2019	560	$(381)	$63	$0

Total Futures Contracts				$(381)	$63	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

Cash of $1,121 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$63	$0	$63	$0	$0	$0	$0

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$63	$63

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(270)	$(270)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(217)	$(217)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$330,980	$0	$330,980
Industrials	0	248,714	0	248,714
Utilities	0	74,570	0	74,570
Municipal Bonds & Notes
California	0	7,901	0	7,901
Texas	0	391	0	391
U.S. Government Agencies	0	59,431	0	59,431
Non-Agency Mortgage-Backed Securities	0	28,114	2,999	31,113
Asset-Backed Securities	0	112,035	0	112,035
Sovereign Issues	0	82,653	0	82,653
Short-Term Instruments
Certificates of Deposit	0	69,088	0	69,088
Commercial Paper	0	69,192	0	69,192
Repurchase Agreements	0	898	0	898
Short-Term Notes	0	13,110	0	13,110

	$0	$1,097,077	$2,999	$1,100,076

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Central Funds Used for Cash Management Purposes	$36,875	$0	$0	$36,875

Total Investments	$36,875	$1,097,077	$2,999	$1,136,951

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(44,309)	$0	$(44,309)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$63	$0	$0	$63

Totals	$36,938	$1,052,768	$2,999	$1,092,705

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2016 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	47

Notes to Financial Statements (Cont.)

specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Government Money Market Fund	Daily	Monthly
PIMCO Low Duration Fund II	Daily	Monthly
PIMCO Low Duration Fund III	Daily	Monthly
PIMCO Short Asset Investment Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

48	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2016 (Unaudited)

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker

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Notes to Financial Statements (Cont.)

Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to

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market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund (except the PIMCO Government Money Market Fund) may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment

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Notes to Financial Statements (Cont.)

companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Low Duration Fund II	$269	$127,580	$(106,800)	$2	$(2)	$21,049	$80	$0
PIMCO Low Duration Fund III	3,305	40,807	(43,999)	0	0	113	7	0
PIMCO Short Asset Investment Fund	29,755	580,074	(572,964)	13	(3)	36,875	75	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(b) Investments in Securities

Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or

Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon

52	PIMCO SHORT DURATION STRATEGY FUNDS

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receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2016, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith

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Notes to Financial Statements (Cont.)

and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act,

which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the

54	PIMCO SHORT DURATION STRATEGY FUNDS

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security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of

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Notes to Financial Statements (Cont.)

Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment,

for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit

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default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default

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Notes to Financial Statements (Cont.)

swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more

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volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Funds may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	59

Notes to Financial Statements (Cont.)

collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of

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existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class M	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Government Money Market Fund	0.12%		0.06%	0.06%	0.16%	0.06%	N/A	0.21%	0.21%	N/A
PIMCO Low Duration Fund II	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A	N/A	N/A
PIMCO Low Duration Fund III	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A	N/A	N/A
PIMCO Short Asset Investment Fund	0.20%	(1)	0.14%	0.14%	0.24%	0.14%	0.24%	0.24%	N/A	N/A

(1)	PIMCO has contractually agreed, through July 31, 2017 to waive 0.10%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
PIMCO Government Money Market Fund	—	0.10%	(1)
All Other Funds	—	0.25%
Class C
PIMCO Government Money Market Fund	—	0.10%	(1)
All Other Funds	0.75%	0.25%
Class R
PIMCO Government Money Market Fund	—	0.10%	(1)
All Other Funds	0.25%	0.25%

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Notes to Financial Statements (Cont.)

Distribution and/or Servicing Fee
Administrative Class and Class D
PIMCO Government Money Market Fund	0.10%(1)
All Other Funds	0.25%

(1)

With respect to the PIMCO Government Money Market only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the PIMCO Funds Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse the Funds, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed to PIMCO, to the extent the Fund’s annualized total portfolio operating expenses. Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Advisory Fee for the PIMCO Short Asset Investment Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2016, were as follows (amounts in thousands):

	Expiring within
Fund Name	12 months	13 - 24 months	25 - 36 months	Total
PIMCO Short Asset Investment Fund	$101	$287	$735	$1,123

The waiver for the PIMCO Short Asset Investment Fund is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2016, the amount waived was $454,643.

To maintain certain net yields for the PIMCO Government Money Market Fund, PIMCO and the Trust’s Distributor have entered into the Fee and Expense Limitation Agreement. Pursuant to the Fee and Expense Limitation Agreement, PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the PIMCO Government Money Market Fund’s Supervisory and Administrative Fee, any service fees

62	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2016 (Unaudited)

applicable to a class of such Fund, or to the extent necessary, the Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the PIMCO Government Money Market Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustee Fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2016, were as follows (amounts in thousands):

	Expiring within
Fund Name	12 months	13 - 24 months	25 - 36 months	Total
PIMCO Government Money Market Fund	$369	$309	$30	$708

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Low Duration Fund II	$1,673	$11,861
PIMCO Low Duration Fund III	303	6,826
PIMCO Short Asset Investment Fund	201,401	214,214

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands):

	U S Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Low Duration Fund II	$919,858	$819,030	$15,772	$93,900
PIMCO Low Duration Fund III	425,423	374,196	17,869	41,741
PIMCO Short Asset Investment Fund	1,811,851	1,791,745	457,874	216,818

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	63

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund				PIMCO Low Duration Fund II
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	12,744	$12,744	0	$0	5,791	$56,586	8,024	$78,343
Class M	3,608,071	3,608,071	17,029,968	17,029,968	0	0	0	0
Class P	8,199	8,199	2,839	2,839	4	29	140	1,371
Administrative Class	9,115	9,115	0	0	2	17	57	554
Class D	0	0	0	0	0	0	0	0
Class A	17,814	17,814	7,255	7,255	0	0	0	0
Class C	8,612	8,612	6,118	6,118	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	15	15	0	0	288	2,816	604	5,893
Class M	444	444	178	178	0	0	0	0
Class P	5	5	1	1	0	5	2	20
Administrative Class	12	12	0	0	8	79	16	152
Class D	0	0	0	0	0	0	0	0
Class A	20	20	5	5	0	0	0	0
Class C	11	11	3	3	0	0	0	0
Issued in reorganization ^
Institutional Class	226,480	226,480	0	0	0	0	0	0
Class M	10	10	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Administrative Class	86,830	86,830	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class A	131,617	131,617	0	0	0	0	0	0
Class C	61,318	61,318	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(38,512)	(38,512)	0	0	(7,135)	(69,594)	(12,480)	(121,824)
Class M	(3,390,791)	(3,390,791)	(17,254,736)	(17,254,736)	0	0	0	0
Class P	(5,461)	(5,461)	(2,938)	(2,938)	(13)	(123)	(245)	(2,390)
Administrative Class	(10,443)	(10,443)	0	0	(117)	(1,141)	(48)	(463)
Class D	0	0	0	0	0	0	0	0
Class A	(5,756)	(5,756)	(10,436)	(10,436)	0	0	0	0
Class C	(3,317)	(3,317)	(5,982)	(5,982)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	717,037	$717,037	(227,725)	$(227,725)	(1,172)	$(11,326)	(3,930)	$(38,344)

64	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2016 (Unaudited)

PIMCO Low Duration Fund III				PIMCO Short Asset Investment Fund
Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,477	$14,010	3,531	$33,664	49,840	$499,086	60,140	$601,984
0	0	0	0	0	0	1	10
1,451	13,762	1,445	13,734	3,812	38,173	7,817	78,187
63	596	236	2,239	0	0	1	11
0	0	0	0	300	3,012	1,418	14,200
0	0	0	0	9,262	92,779	8,685	86,932
0	0	0	0	0	0	0	0

154	1,460	354	3,387	495	4,960	379	3,792
0	0	0	0	0	0	0	0
35	330	58	556	39	390	21	209
5	50	11	109	0	2	0	2
0	0	0	0	1	15	3	31
0	0	0	0	31	311	21	208
0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

(4,069)	(38,623)	(6,519)	(62,432)	(16,110)	(161,363)	(23,700)	(237,207)
0	0	0	0	0	0	0	0
(666)	(6,319)	(1,189)	(11,329)	(2,237)	(22,402)	(2,558)	(25,585)
(121)	(1,144)	(328)	(3,137)	(2)	(18)	(13)	(131)
0	0	0	0	(325)	(3,258)	(1,408)	(14,100)
0	0	0	0	(4,603)	(46,100)	(3,448)	(34,485)
0	0	0	0	0	0	0	0
(1,671)	$(15,878)	(2,401)	$(23,209)	40,503	$405,587	47,359	$474,058

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 14 in the Notes to Financial Statements.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non Related Parties	Related Parties*	Non Related Parties	Related Parties*
PIMCO Government Money Market Fund	0	2	0%	29%
PIMCO Low Duration Fund II	2	0	23%	0%
PIMCO Low Duration Fund III	1	0	18%	0%

*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	65

Notes to Financial Statements (Cont.)

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. REORGANIZATION

The PIMCO Funds Board of Trustees approved the reorganization (the “Reorganization”) of the PIMCO Money Market Fund (the “Money Market Fund”) into the PIMCO Government Money Market Fund (the “Acquiring Fund”). Pursuant to the Reorganization, shareholders of each class of the Money Market Fund became shareholders of the corresponding class of shares of the Acquiring Fund. The reorganization became effective upon the close of business on September 23, 2016. As a result, all shares held in the Money Market Fund were automatically exchanged for shares of the Acquiring Fund.

The transaction was structured to qualify as a tax-free reorganization under Section 368(a) of the Code. Pursuant to the Agreement and Plan of Reorganization, (Institutional Class, Class M, Class P, Administrative Class, Class A and Class C) shareholders of the Money Market Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to the aggregate net asset value of their investment in such share class of the Money Market Fund as of the close of business on the date of the reorganization.

The net asset value of the Acquiring Fund’s shares on the close of business on September 23, 2016, after the reorganization was $1.00, and a total of 506,255,148 shares were issued to shareholders of Money Market Fund in the exchange. As of September 23, 2016, the Money Market Fund did not have any pre-enactment net capital loss carryforwards.

The following is a summary of net assets immediately before and after the reorganization of the Money Market Fund into the Acquiring Fund (amounts in thousands):

Net Assets
Money Market Fund	$506,255
Acquiring Fund	442,745
Acquiring Fund - Post Reorganization	$949,000

Pursuant to the Trust’s all-inclusive investment advisory contract and supervision and administration agreement with PIMCO, PIMCO will pay all fees and expenses, including legal and accounting expenses, printing and mailing expenses, or other similar expenses incurred in connection with the reorganization transaction, excluding costs in connection with the purchase or sale of portfolio securities, if any. Any expenses incurred in connection with the Reorganization that may be attributable to the Acquiring Fund will be borne by PIMCO. Assuming the reorganization had been completed on April 1, 2016, the beginning of the reporting period, the pro forma results of operations for the period ended September 30, 2016, are as follows (amounts in thousands):

Net investment income	$937
Net realized and unrealized gain	32
Net increase in net assets resulting from operations	$969

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Money Market Fund that have been included in the Statements of Operations since September 23, 2016.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

66	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2016 (Unaudited)

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Government Money Market Fund	$0	$0
PIMCO Low Duration Fund II	6,313	2,617
PIMCO Low Duration Fund III	1,190	1,360
PIMCO Short Asset Investment Fund	0	663

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Government Money Market Fund	$1,051,885	$0	$0	$0
PIMCO Low Duration Fund II	488,337	3,032	(1,581)	1,451
PIMCO Low Duration Fund III	286,861	1,897	(2,248)	(351)
PIMCO Short Asset Investment Fund	1,136,172	1,578	(799)	779

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

On August 19, 2016, the Board approved the liquidation of the Class P shares of the PIMCO Low Duration Fund II.  The liquidation of the Class Administrative shares occurred on October 28, 2016.

On November 1, 2016, the Board approved to change the name of the PIMCO Low Duration Fund III Fund to PIMCO Low Duration ESG Fund. The name change will be effective January 6, 2017.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	67

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MBC	HSBC Bank Plc	TOR	Toronto Dominion Bank
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MYR	Malaysian Ringgit
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

68	PIMCO SHORT DURATION STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	69

Approval of Investment Advisory Contract and Other Agreements (Cont.)

information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS

70	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	71

Approval of Investment Advisory Contract and Other Agreements (Cont.)

PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPathTM Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-

Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPathTM Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

72	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	73

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

74	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class M, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4007SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

StocksPLUS® Funds

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		14
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		28
Statements of Operations		30
Statements of Changes in Net Assets		31
Notes to Financial Statements		119
Glossary		142
Approval of Investment Advisory Contract and Other Agreements		143

Fund	Fund Summary	Schedule of Investments

PIMCO StocksPLUS® Fund	7	33
PIMCO StocksPLUS® Absolute Return Fund	8	43
PIMCO StocksPLUS® International Fund (Unhedged)	9	55
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10	68
PIMCO StocksPLUS® Long Duration Fund	11	83
PIMCO StocksPLUS® Short Fund	12	94
PIMCO StocksPLUS® Small Fund	13	107

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price

2	PIMCO STOCKSPLUS® FUNDS

movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■

Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, smaller company risk, management risk, small-cap and mid-cap company risk, short sale risk and inverse correlation and compounding risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk, and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be

4	PIMCO STOCKSPLUS® FUNDS

increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares , if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	01/07/97	04/08/98	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	—	07/31/03	07/31/03	07/31/03	11/30/15	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	11/30/06	11/30/06	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	—	10/30/03	10/30/03	10/30/03	11/30/15	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	—	07/31/06	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	06/30/14	07/31/06	07/31/06	07/31/06	11/30/15	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the Funds (Cont.)

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class A - PSPAX
Class P - PSKPX	Class C - PSPCX
Administrative Class - PPLAX	Class R - PSPRX
Class D - PSPDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Corporate Bonds & Notes	34.8%
U.S. Treasury Obligations	20.7%
Short-Term Instruments‡	12.9%
U.S. Government Agencies	12.8%
Asset-Backed Securities	7.7%
Non-Agency Mortgage-Backed Securities	6.5%
Other	4.6%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	7.41%	15.72%	17.59%	7.73%	9.67%
PIMCO StocksPLUS® Fund Class P	7.31%	15.57%	17.48%	7.62%	9.64%
PIMCO StocksPLUS® Fund Administrative Class	7.24%	15.37%	17.38%	7.49%	9.38%
PIMCO StocksPLUS® Fund Class D	7.21%	15.24%	17.12%	7.30%	9.21%
PIMCO StocksPLUS® Fund Class A	7.16%	15.26%	17.14%	7.30%	9.21%
PIMCO StocksPLUS® Fund Class A (adjusted)	3.15%	10.93%	16.24%	6.97%	9.06%
PIMCO StocksPLUS® Fund Class C	6.90%	14.70%	16.53%	6.77%	8.67%
PIMCO StocksPLUS® Fund Class C (adjusted)	5.90%	13.70%	16.53%	6.77%	8.67%
PIMCO StocksPLUS® Fund Class R	6.97%	14.97%	16.86%	7.04%	8.97%
S&P 500 Index	6.40%	15.43%	16.37%	7.24%	9.20%
Lipper Large-Cap Core Funds Average	5.78%	12.48%	14.76%	6.37%	8.42%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.56% for the Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, 0.96% for Class D shares, 0.96% for Class A shares, 1.46% for Class C shares, and 1.21% for Class R shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”), by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 enhanced returns over the six months ended September 30, 2016, as the S&P 500 returned 6.40%.

»	The Fund’s bond alpha strategy added to returns over the reporting period, primarily due to the following:

»	Holdings of investment grade and high yield corporate bonds added to returns, as the sectors generated positive returns.

»	Exposure to non-agency mortgages added to performance. The Markit iBoxx Broad US Non-Agency RMBS USD Index increased by 12.80%.

»	U.S. government and rates positioning detracted from returns, driven by negative duration (or sensitivity to changes in market interest rates) positioning and positive U.S. Treasury total return.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class - PSPTX	Class A - PTOAX
Class P - PTOPX	Class C - PSOCX
Class D - PSTDX	Class R - PTORX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Short-Term Instruments‡	36.3%
U.S. Treasury Obligations	20.7%
Asset-Backed Securities	10.1%
Corporate Bonds & Notes	9.9%
U.S. Government Agencies	9.7%
Non-Agency Mortgage-Backed Securities	6.7%
Sovereign Issues	5.5%
Other	1.1%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Absolute Return Fund Institutional Class	8.70%	18.11%	18.16%	9.22%	9.81%
PIMCO StocksPLUS® Absolute Return Fund Class P	8.55%	17.87%	18.01%	9.10%	9.72%
PIMCO StocksPLUS® Absolute Return Fund Class D	8.48%	17.59%	17.66%	8.77%	9.37%
PIMCO StocksPLUS® Absolute Return Fund Class A	8.47%	17.57%	17.68%	8.77%	9.38%
PIMCO StocksPLUS® Absolute Return Fund Class A (adjusted)	4.40%	13.16%	16.79%	8.35%	9.09%
PIMCO StocksPLUS® Absolute Return Fund Class C	7.98%	16.60%	16.81%	7.97%	8.56%
PIMCO StocksPLUS® Absolute Return Fund Class C (adjusted)	6.98%	15.60%	16.81%	7.97%	8.56%
PIMCO StocksPLUS® Absolute Return Fund Class R	8.26%	17.25%	17.38%	8.51%	9.13%
S&P 500 Index	6.40%	15.43%	16.37%	7.24%	7.83%
Lipper Large-Cap Core Funds Average	5.78%	12.48%	14.76%	6.37%	7.01%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.65% for the Institutional Class shares, 0.75% for Class P shares, 1.05% for Class D shares, 1.05% for Class A shares, 1.80% for Class C shares and 1.30% for Class R shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Absolute Return Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 contributed to absolute returns, as the index returned 6.40% over the six months ended September 30, 2016.

»	The Fund’s bond alpha strategy added to returns over the reporting period, primarily due to the following:

»	Exposure to non-agency mortgages added to performance. The Markit iBoxx Broad US Non-Agency RMBS USD Index increased by 12.80%.

»	Holdings of investment grade and high yield corporate bonds added to returns, as the sectors generated positive returns.

»	Negative exposure to interest rates in the U.K. had a negative impact on returns, as yields in the country decreased.

»	Interest rates exposure to Germany and the eurozone had a positive impact on returns, as yields in the region decreased.

8	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class - PSKIX	Class D - PPUDX
Class P - PPLPX	Class A - PPUAX
Administrative Class - PSKAX	Class C - PPUCX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	38.5%
Short-Term Instruments‡	20.8%
Corporate Bonds & Notes	12.4%
Asset-Backed Securities	9.9%
U.S. Government Agencies	6.7%
Non-Agency Mortgage-Backed Securities	6.2%
Other	5.5%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	Fund Inception (11/30/06)
PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class	7.26%	9.01%	9.34%	3.80%
PIMCO StocksPLUS® International Fund (Unhedged) Class P	7.05%	8.79%	9.21%	3.71%
PIMCO StocksPLUS® International Fund (Unhedged) Administrative Class	7.18%	8.73%	9.18%	3.61%
PIMCO StocksPLUS® International Fund (Unhedged) Class D	7.01%	8.43%	8.88%	3.37%
PIMCO StocksPLUS® International Fund (Unhedged) Class A	7.05%	8.51%	8.88%	3.37%
PIMCO StocksPLUS® International Fund (Unhedged) Class A (adjusted)	3.12%	4.37%	8.06%	2.97%
PIMCO StocksPLUS® International Fund (Unhedged) Class C	6.71%	7.80%	8.05%	2.60%
PIMCO StocksPLUS® International Fund (Unhedged) Class C (adjusted)	5.71%	6.80%	8.05%	2.60%
MSCI EAFE Net Dividend Index (USD Unhedged)	4.88%	6.52%	7.39%	1.15%
Lipper International Multi-Cap Core Funds Average	4.73%	6.28%	7.42%	1.19%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.66% for the Institutional Class shares, 0.76% for Class P shares, 0.91% for Administrative Class shares, 1.06% for Class D shares, 1.06% for Class A shares and 1.81% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»

The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Net Dividend Index (USD Unhedged) added to absolute returns, as the index returned 4.88% over the six months ended September 30, 2016.

»	The Fund’s bond alpha strategy added to returns over the reporting period, primarily due to the following:

»	Exposure to non-agency mortgages added to performance. The Markit iBoxx Broad US Non-Agency RMBS USD Index increased by 12.80%.

»	Holdings of investment grade and high yield corporate bonds added to returns, as the sectors generated positive returns.

»	Negative exposure to interest rates in the U.K. had a negative impact on returns, as yields in the country decreased.

»	Interest rates exposure to Germany and the eurozone had a positive impact on returns, as yields in the region decreased.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX	Class A - PIPAX
Class P - PIUHX	Class C - PIPCX
Class D - PIPDX	Class R - PIRHX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	53.9%
Corporate Bonds & Notes	14.1%
Asset-Backed Securities	10.6%
U.S. Government Agencies	7.1%
Sovereign Issues	6.0%
Non-Agency Mortgage-Backed Securities	5.6%
Short-Term Instruments‡	2.3%
Other	0.4%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class	8.00%	7.65%	12.44%	5.66%	8.57%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class P	7.84%	7.46%	12.32%	5.56%	8.49%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class D	7.82%	7.34%	11.96%	5.25%	8.12%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A	7.84%	7.19%	11.96%	5.24%	8.12%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A (adjusted)	3.79%	3.17%	11.11%	4.65%	7.65%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C	7.20%	6.31%	11.11%	4.46%	7.33%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C (adjusted)	6.20%	5.31%	11.11%	4.46%	7.33%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class R	7.44%	6.83%	11.69%	4.98%	7.89%
MSCI EAFE Net Dividend Hedged USD Index	5.56%	5.26%	11.27%	2.65%	6.16%
Lipper International Multi-Cap Core Funds Average	4.73%	6.28%	7.42%	1.78%	5.40%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.76% for the Institutional Class shares, 0.86% for Class P shares, 1.16% for Class D shares, 1.16% for Class A shares, 1.91% for Class C shares and 1.41% for Class R shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»

The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Net Dividend Hedged USD Index added to absolute returns as the index returned 5.56% over the six months ended September 30, 2016.

»	The Fund’s bond alpha strategy added to returns over the reporting period, primarily due to the following:

»	Exposure to non-agency mortgages added to performance. The Markit iBoxx Broad US Non-Agency RMBS USD Index increased by 12.80%.

»	Holdings of investment grade and high yield corporate bonds added to returns, as the sectors generated positive returns.

»	Negative exposure to interest rates in the U.K. had a negative impact on returns, as yields in the country decreased.

»	Interest rates exposure to Germany and the eurozone had a positive impact on returns, as yields in the region decreased.

10	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Corporate Bonds & Notes	44.2%
U.S. Treasury Obligations	27.8%
U.S. Government Agencies	17.4%
Municipal Bonds & Notes	3.6%
Short-Term Instruments‡	0.6%
Other	6.4%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	15.73%	32.90%	23.16%	14.33%
S&P 500 Index	6.40%	15.43%	16.37%	6.63%
S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR	14.57%	32.14%	23.70%	14.50%
Lipper Specialty Diversified Equity Funds Average	(0.06)%	(0.06)%	(4.16)%	(3.26)%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, is 0.63% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index (“S&P 500”) derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	The Fund’s overall underweight to duration and curve steepening bias detracted from performance, as rates fell across most of the U.S. Treasury yield curve, particularly at the long end.

»

Security selection within investment grade corporate bonds contributed to overall positive performance for the fund within corporate credit allocations, even as the Fund was underweight corporate credit overall and credit spreads tightened.

»	An out-of-benchmark allocation to high yield corporate bonds contributed to performance, as spreads tightened.

»	An out-of-benchmark allocation to non-agency mortgage backed securities contributed to performance, as this sector outperformed like-duration Treasuries.

»	An overweight to agency debentures contributed to performance, as selected securities outperformed.

»	An overweight to Brazilian external debt contributed to performance, as spreads tightened.

»	Exposure to the S&P 500 contributed to absolute performance, as the index posted positive returns.

»	Exposure to the Mexican peso detracted from performance, as the currency depreciated vis-à-vis the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

PIMCO StocksPLUS® Short Fund

Institutional Class - PSTIX	Class A - PSSAX
Class P - PSPLX	Class C - PSSCX
Class D - PSSDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	27.1%
Short-Term Instruments‡	19.6%
Corporate Bonds & Notes	13.3%
U.S. Government Agencies	13.1%
Non-Agency Mortgage-Backed Securities	9.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.0%
Other	2.0%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® Short Fund Institutional Class	(3.13)%	(10.41)%	(12.89)%	(4.48)%	(3.46)%
PIMCO StocksPLUS® Short Fund Class P	(3.22)%	(10.54)%	(12.98)%	(4.58)%	(3.55)%
PIMCO StocksPLUS® Short Fund Class D	(3.42)%	(10.77)%	(13.24)%	(4.90)%	(3.87)%
PIMCO StocksPLUS® Short Fund Class A	(3.41)%	(10.78)%	(13.22)%	(4.91)%	(3.88)%
PIMCO StocksPLUS® Short Fund Class A (adjusted)	(7.03)%	(14.12)%	(13.88)%	(5.27)%	(4.15)%
PIMCO StocksPLUS® Short Fund Class C	(3.73)%	(11.45)%	(13.88)%	(5.61)%	(4.60)%
PIMCO StocksPLUS® Short Fund Class C (adjusted)	(4.69)%	(12.33)%	(13.88)%	(5.61)%	(4.60)%
S&P 500 Index	6.40%	15.43%	16.37%	7.24%	8.34%
Inverse of S&P 500 Index	(6.18)%	(14.76)%	(15.29)%	(8.94)%	(9.49)%
Lipper Dedicated Short-Bias Fund Average	(18.76)%	(29.17)%	(24.57)%	(18.97)%	(17.20)%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 07/31/2003.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.68% for the Institutional Class shares, 0.78% for Class P shares, 1.08% for Class D shares, 1.08% for Class A shares, and 1.83% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Short Fund seeks total return through the implementation of short investment positions on the S&P 500 Index (“S&P 500”), by investing primarily in short positions with respect to the S&P 500 or specific S&P 500 securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the S&P 500 on a daily basis, subject to certain limitations. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»	The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 detracted from absolute returns, as the S&P 500 returned 6.40% over the six months ended September 30, 2016.

»	The Fund’s bond alpha strategy added to returns over the reporting period, primarily due to the following:

»	Exposure to non-agency mortgages added to performance. The Markit iBoxx Broad US Non-Agency RMBS USD Index increased by 12.80%.

»	Holdings of investment grade and high yield corporate bonds added to returns, as the sectors generated positive returns.

»	Negative exposure to interest rates in the U.K. had a negative impact on returns, as yields in the country decreased.

»	Interest rates exposure to Germany and the eurozone had a positive impact on returns, as yields in the region decreased.

12	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Small Fund

Institutional Class - PSCSX	Class A - PCKAX
Class P - PCKPX	Class C - PCKCX
Administrative Class - PCKTX	Class R - PCKRX
Class D - PCKDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	37.8%
Short-Term Instruments‡	21.9%
Asset-Backed Securities	10.4%
Corporate Bonds & Notes	10.3%
Non-Agency Mortgage-Backed Securities	6.5%
U.S. Government Agencies	6.4%
Other	6.7%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/06)
PIMCO StocksPLUS® Small Fund Institutional Class	16.06%	18.07%	18.34%	11.20%	10.23%
PIMCO StocksPLUS® Small Fund Class P	16.03%	18.16%	18.26%	11.08%	10.11%
PIMCO StocksPLUS® Small Fund Administrative Class	15.84%	17.85%	18.06%	10.93%	9.97%
PIMCO StocksPLUS® Small Fund Class D	15.78%	17.69%	17.89%	10.76%	9.80%
PIMCO StocksPLUS® Small Fund Class A	15.82%	17.59%	17.90%	10.79%	9.83%
PIMCO StocksPLUS® Small Fund Class A (adjusted)	11.48%	13.18%	17.00%	10.37%	9.43%
PIMCO StocksPLUS® Small Fund Class C	15.38%	16.85%	17.00%	9.93%	8.97%
PIMCO StocksPLUS® Small Fund Class C (adjusted)	14.38%	15.85%	17.00%	9.93%	8.97%
PIMCO StocksPLUS® Small Fund Class R	15.58%	17.32%	17.58%	10.49%	9.53%
Russell 2000® Index	13.18%	15.47%	15.82%	7.07%	6.24%
Lipper Small-Cap Core Funds Average	9.54%	13.03%	14.64%	6.80%	5.98%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.73% for the Institutional Class shares, 0.83% for Class P shares, 0.98% for Administrative Class shares, 1.13% for Class D shares, 1.13% for Class A shares, 1.88% for Class C shares and 1.38% for Class R shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Small Fund seeks total return which exceeds that of the Russell 2000® Index, by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the Russell 2000® Index added to absolute returns, as the index returned 13.18% over the six months ended September 30, 2016.

»	The Fund’s bond alpha strategy added to returns over the reporting period, primarily due to the following:

»	Exposure to non-agency mortgages added to performance. The Markit iBoxx Broad US Non-Agency RMBS USD Index increased by 12.80%.

»	Holdings of investment grade and high yield corporate bonds added to returns, as the sectors generated positive returns.

»	Negative exposure to interest rates in the U.K. had a negative impact on returns, as yields in the country decreased.

»	Interest rates exposure to Germany and the eurozone had a positive impact on returns, as yields in the region decreased.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO StocksPLUS® Fund
Institutional Class	$1,000.00	$1,074.10	$2.84	$1,000.00	$1,022.61	$2.77	0.54%
Class P	1,000.00	1,073.10	3.36	1,000.00	1,022.10	3.28	0.64
Administrative Class	1,000.00	1,072.40	4.15	1,000.00	1,021.34	4.05	0.79
Class D	1,000.00	1,072.10	4.94	1,000.00	1,020.58	4.81	0.94
Class A	1,000.00	1,071.60	4.93	1,000.00	1,020.58	4.81	0.94
Class C	1,000.00	1,069.00	7.55	1,000.00	1,018.04	7.36	1.44
Class R	1,000.00	1,069.70	6.24	1,000.00	1,019.31	6.09	1.19
PIMCO StocksPLUS® Absolute Return Fund
Institutional Class	$1,000.00	$1,087.00	$3.49	$1,000.00	$1,022.00	$3.38	0.66%
Class P	1,000.00	1,085.50	4.02	1,000.00	1,021.49	3.89	0.76
Class D	1,000.00	1,084.80	5.60	1,000.00	1,019.97	5.43	1.06
Class A	1,000.00	1,084.70	5.60	1,000.00	1,019.97	5.43	1.06
Class C	1,000.00	1,079.80	9.54	1,000.00	1,016.17	9.25	1.81
Class R	1,000.00	1,082.60	6.91	1,000.00	1,018.70	6.70	1.31

14	PIMCO STOCKSPLUS® FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class	$1,000.00	$1,072.60	$3.57	$1,000.00	$1,021.90	$3.48	0.68%
Class P	1,000.00	1,070.50	4.09	1,000.00	1,021.39	4.00	0.78
Administrative Class	1,000.00	1,071.80	4.88	1,000.00	1,020.63	4.76	0.93
Class D	1,000.00	1,070.10	5.67	1,000.00	1,019.87	5.53	1.08
Class A	1,000.00	1,070.50	5.67	1,000.00	1,019.87	5.53	1.08
Class C	1,000.00	1,067.10	9.59	1,000.00	1,016.07	9.35	1.83
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,080.00	$4.16	$1,000.00	$1,021.34	$4.05	0.79%
Class P	1,000.00	1,078.40	4.69	1,000.00	1,020.83	4.56	0.89
Class D	1,000.00	1,078.20	6.27	1,000.00	1,019.31	6.09	1.19
Class A	1,000.00	1,078.40	6.27	1,000.00	1,019.31	6.09	1.19
Class C	1,000.00	1,072.00	10.19	1,000.00	1,015.51	9.91	1.94
Class R	1,000.00	1,074.40	7.57	1,000.00	1,018.04	7.36	1.44
PIMCO StocksPLUS® Long Duration Fund
Institutional Class	$1,000.00	$1,157.30	$3.44	$1,000.00	$1,022.15	$3.23	0.63%
PIMCO StocksPLUS® Short Fund
Institutional Class	$1,000.00	$968.70	$3.34	$1,000.00	$1,021.95	$3.43	0.67%
Class P	1,000.00	967.80	3.84	1,000.00	1,021.44	3.94	0.77
Class D	1,000.00	965.80	5.33	1,000.00	1,019.92	5.48	1.07
Class A	1,000.00	965.90	5.33	1,000.00	1,019.92	5.48	1.07
Class C	1,000.00	962.70	9.05	1,000.00	1,016.12	9.30	1.82
PIMCO StocksPLUS® Small Fund
Institutional Class	$1,000.00	$1,160.60	$4.00	$1,000.00	$1,021.64	$3.74	0.73%
Class P	1,000.00	1,160.30	4.54	1,000.00	1,021.14	4.25	0.83
Administrative Class	1,000.00	1,158.40	5.36	1,000.00	1,020.38	5.02	0.98
Class D	1,000.00	1,157.80	6.18	1,000.00	1,019.62	5.78	1.13
Class A	1,000.00	1,158.20	6.18	1,000.00	1,019.62	5.78	1.13
Class C	1,000.00	1,153.80	10.26	1,000.00	1,015.81	9.60	1.88
Class R	1,000.00	1,155.80	7.54	1,000.00	1,018.35	7.06	1.38

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Benchmark Descriptions

Index*	Description

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR	S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Bloomberg Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

16	PIMCO STOCKSPLUS® FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Fund
Institutional Class
04/01/2016 - 09/30/2016+	$8.55	$0.07	$0.56	$0.63	$(0.03)	$0.00	$0.00	$(0.03)
03/31/2016	9.56	0.12	(0.18)	(0.06)	(0.20)	(0.75)	0.00	(0.95)
03/31/2015	9.98	0.06	1.22	1.28	(0.02)	(1.68)	0.00	(1.70)
03/31/2014	9.20	0.09	1.90	1.99	(0.48)	(0.73)	0.00	(1.21)
03/31/2013	8.67	0.11	1.33	1.44	(0.32)	(0.59)	0.00	(0.91)
03/31/2012	8.93	0.08	0.56	0.64	(0.41)	(0.49)	0.00	(0.90)
Class P
04/01/2016 - 09/30/2016+	8.53	0.07	0.55	0.62	(0.03)	0.00	0.00	(0.03)
03/31/2016	9.54	0.11	(0.17)	(0.06)	(0.20)	(0.75)	0.00	(0.95)
03/31/2015	9.97	0.06	1.21	1.27	(0.02)	(1.68)	0.00	(1.70)
03/31/2014	9.20	0.08	1.89	1.97	(0.47)	(0.73)	0.00	(1.20)
03/31/2013	8.68	0.10	1.33	1.43	(0.32)	(0.59)	0.00	(0.91)
03/31/2012	8.95	0.07	0.55	0.62	(0.40)	(0.49)	0.00	(0.89)
Administrative Class
04/01/2016 - 09/30/2016+	8.04	0.06	0.52	0.58	(0.03)	0.00	0.00	(0.03)
03/31/2016	9.05	0.09	(0.17)	(0.08)	(0.18)	(0.75)	0.00	(0.93)
03/31/2015	9.54	0.03	1.17	1.20	(0.01)	(1.68)	0.00	(1.69)
03/31/2014	8.85	0.06	1.81	1.87	(0.45)	(0.73)	0.00	(1.18)
03/31/2013	8.38	0.11	1.29	1.40	(0.34)	(0.59)	0.00	(0.93)
03/31/2012	8.67	0.06	0.54	0.60	(0.40)	(0.49)	0.00	(0.89)
Class D
04/01/2016 - 09/30/2016+	7.92	0.05	0.52	0.57	(0.02)	0.00	0.00	(0.02)
03/31/2016	8.94	0.08	(0.17)	(0.09)	(0.18)	(0.75)	0.00	(0.93)
03/31/2015	9.45	0.02	1.15	1.17	(0.00)^	(1.68)	0.00	(1.68)
03/31/2014	8.77	0.05	1.80	1.85	(0.44)	(0.73)	0.00	(1.17)
03/31/2013	8.28	0.07	1.26	1.33	(0.25)	(0.59)	0.00	(0.84)
03/31/2012	8.57	0.05	0.53	0.58	(0.38)	(0.49)	0.00	(0.87)
Class A
04/01/2016 - 09/30/2016+	7.97	0.05	0.52	0.57	(0.02)	0.00	0.00	(0.02)
03/31/2016	8.98	0.08	(0.17)	(0.09)	(0.17)	(0.75)	0.00	(0.92)
03/31/2015	9.49	0.02	1.15	1.17	(0.00)^	(1.68)	0.00	(1.68)
03/31/2014	8.81	0.05	1.80	1.85	(0.44)	(0.73)	0.00	(1.17)
03/31/2013	8.31	0.07	1.28	1.35	(0.26)	(0.59)	0.00	(0.85)
03/31/2012	8.61	0.05	0.52	0.57	(0.38)	(0.49)	0.00	(0.87)
Class C
04/01/2016 - 09/30/2016+	7.59	0.03	0.49	0.52	(0.00)^	0.00	0.00	(0.00)^
03/31/2016	8.61	0.03	(0.16)	(0.13)	(0.14)	(0.75)	0.00	(0.89)
03/31/2015	9.20	(0.03)	1.12	1.09	(0.00)^	(1.68)	0.00	(1.68)
03/31/2014	8.58	0.00	1.76	1.76	(0.41)	(0.73)	0.00	(1.14)
03/31/2013	8.07	0.03	1.24	1.27	(0.17)	(0.59)	0.00	(0.76)
03/31/2012	8.39	0.01	0.51	0.52	(0.35)	(0.49)	0.00	(0.84)
Class R
04/01/2016 - 09/30/2016+	8.20	0.04	0.53	0.57	(0.01)	0.00	0.00	(0.01)
03/31/2016	9.22	0.06	(0.18)	(0.12)	(0.15)	(0.75)	0.00	(0.90)
03/31/2015	9.71	(0.01)	1.20	1.19	(0.00)^	(1.68)	0.00	(1.68)
03/31/2014	8.99	0.02	1.85	1.87	(0.42)	(0.73)	0.00	(1.15)
03/31/2013	8.49	0.05	1.29	1.34	(0.25)	(0.59)	0.00	(0.84)
03/31/2012	8.76	0.03	0.56	0.59	(0.37)	(0.49)	0.00	(0.86)

18	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.15	7.41%	$338,960	0.54	%*	0.50	%*	1.60	%*	41%
8.55	(0.59)	517,080	0.56		0.50		1.30		525
9.56	13.37	582,691	0.50		0.50		0.56		169
9.98	22.60	753,805	0.51		0.50		0.92		169
9.20	17.72	857,270	0.50		0.50		1.24		321
8.67	8.52	1,313,949	0.50		0.50		0.95		404

9.12	7.31	26,995	0.64	*	0.60	*	1.51	*	41
8.53	(0.68)	20,399	0.66		0.60		1.22		525
9.54	13.24	22,961	0.60		0.60		0.60		169
9.97	22.42	21,165	0.61		0.60		0.82		169
9.20	17.58	13,058	0.60		0.60		1.16		321
8.68	8.25	1,149	0.60		0.60		0.89		404

8.59	7.24	15,985	0.79	*	0.75	*	1.39	*	41
8.04	(0.85)	5,289	0.81		0.75		1.05		525
9.05	13.13	6,631	0.75		0.75		0.32		169
9.54	22.20	5,873	0.76		0.75		0.67		169
8.85	17.97	5,063	0.75		0.75		1.28		321
8.38	8.17	3,378	0.75		0.75		0.73		404

8.47	7.21	31,751	0.94	*	0.90	*	1.20	*	41
7.92	(1.09)	33,709	0.96		0.90		0.92		525
8.94	12.98	34,278	0.90		0.90		0.18		169
9.45	22.09	23,073	0.91		0.90		0.54		169
8.77	17.27	22,003	0.90		0.90		0.86		321
8.28	8.07	6,953	0.90		0.90		0.57		404

8.52	7.16	193,120	0.94	*	0.90	*	1.21	*	41
7.97	(0.99)	192,168	0.96		0.90		0.91		525
8.98	12.89	237,176	0.90		0.90		0.16		169
9.49	22.06	212,884	0.91		0.90		0.51		169
8.81	17.37	110,928	0.90		0.90		0.85		321
8.31	7.96	82,266	0.90		0.90		0.59		404

8.11	6.90	140,953	1.44	*	1.40	*	0.70	*	41
7.59	(1.55)	144,638	1.46		1.40		0.42		525
8.61	12.36	147,403	1.40		1.40		(0.34)		169
9.20	21.50	125,863	1.41		1.40		(0.01)		169
8.58	16.77	59,874	1.40		1.40		0.35		321
8.07	7.44	49,695	1.40		1.40		0.08		404

8.76	6.97	14,667	1.19	*	1.15	*	0.96	*	41
8.20	(1.28)	14,140	1.21		1.15		0.67		525
9.22	12.77	14,200	1.15		1.15		(0.07)		169
9.71	21.77	8,497	1.16		1.15		0.26		169
8.99	16.91	6,923	1.15		1.15		0.61		321
8.49	7.96	2,313	1.15		1.15		0.34		404

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class
04/01/2016 - 09/30/2016+	$8.97	$0.14	$0.64	$0.78	$0.00	$0.00	$0.00	$0.00
03/31/2016	9.72	0.16	(0.41)	(0.25)	(0.14)	(0.36)	0.00	(0.50)
03/31/2015	10.38	0.09	1.24	1.33	(0.35)	(1.64)	0.00	(1.99)
03/31/2014	9.92	0.12	1.79	1.91	(0.24)	(1.21)	0.00	(1.45)
03/31/2013	8.76	0.15	1.62	1.77	(0.60)	(0.01)	0.00	(0.61)
03/31/2012	8.23	0.15	0.77	0.92	(0.39)	0.00	0.00	(0.39)
Class P
04/01/2016 - 09/30/2016+	8.89	0.14	0.62	0.76	0.00	0.00	0.00	0.00
03/31/2016	9.64	0.15	(0.40)	(0.25)	(0.14)	(0.36)	0.00	(0.50)
03/31/2015	10.31	0.09	1.23	1.32	(0.35)	(1.64)	0.00	(1.99)
03/31/2014	9.87	0.10	1.79	1.89	(0.24)	(1.21)	0.00	(1.45)
03/31/2013	8.73	0.14	1.61	1.75	(0.60)	(0.01)	0.00	(0.61)
03/31/2012	8.21	0.16	0.74	0.90	(0.38)	0.00	0.00	(0.38)
Class D
04/01/2016 - 09/30/2016+	8.73	0.12	0.62	0.74	0.00	0.00	0.00	0.00
03/31/2016	9.49	0.12	(0.40)	(0.28)	(0.12)	(0.36)	0.00	(0.48)
03/31/2015	10.19	0.06	1.21	1.27	(0.33)	(1.64)	0.00	(1.97)
03/31/2014	9.77	0.08	1.76	1.84	(0.21)	(1.21)	0.00	(1.42)
03/31/2013	8.66	0.11	1.58	1.69	(0.57)	(0.01)	0.00	(0.58)
03/31/2012	8.14	0.13	0.75	0.88	(0.36)	0.00	0.00	(0.36)
Class A
04/01/2016 - 09/30/2016+	8.86	0.12	0.63	0.75	0.00	0.00	0.00	0.00
03/31/2016	9.62	0.12	(0.40)	(0.28)	(0.12)	(0.36)	0.00	(0.48)
03/31/2015	10.31	0.06	1.22	1.28	(0.33)	(1.64)	0.00	(1.97)
03/31/2014	9.88	0.07	1.79	1.86	(0.22)	(1.21)	0.00	(1.43)
03/31/2013	8.72	0.12	1.61	1.73	(0.56)	(0.01)	0.00	(0.57)
03/31/2012	8.21	0.13	0.74	0.87	(0.36)	0.00	0.00	(0.36)
Class C
04/01/2016 - 09/30/2016+	8.27	0.08	0.58	0.66	0.00	0.00	0.00	0.00
03/31/2016	9.03	0.05	(0.38)	(0.33)	(0.07)	(0.36)	0.00	(0.43)
03/31/2015	9.83	(0.02)	1.17	1.15	(0.31)	(1.64)	0.00	(1.95)
03/31/2014	9.51	(0.01)	1.72	1.71	(0.18)	(1.21)	0.00	(1.39)
03/31/2013	8.42	0.05	1.54	1.59	(0.49)	(0.01)	0.00	(0.50)
03/31/2012	7.94	0.07	0.72	0.79	(0.31)	0.00	0.00	(0.31)
Class R
04/01/2016 - 09/30/2016+	8.84	0.11	0.62	0.73	0.00	0.00	0.00	0.00
11/30/2015 - 03/31/2016	9.42	0.04	(0.17)	(0.13)	(0.09)	(0.36)	0.00	(0.45)

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class
04/01/2016 - 09/30/2016+	$5.37	$0.08	$0.31	$0.39	$0.00	$0.00	$0.00	$0.00
03/31/2016	6.50	0.11	(0.88)	(0.77)	(0.31)	(0.01)	(0.04)	(0.36)
03/31/2015	6.91	0.07	(0.09)	(0.02)	(0.36)	(0.03)	0.00	(0.39)
03/31/2014	6.77	0.08	0.98	1.06	(0.76)	(0.16)	0.00	(0.92)
03/31/2013	6.17	0.10	1.05	1.15	(0.49)	(0.06)	0.00	(0.55)
03/31/2012	6.64	0.11	(0.33)	(0.22)	(0.25)	0.00	0.00	(0.25)
Class P
04/01/2016 - 09/30/2016+	5.39	0.08	0.30	0.38	0.00	0.00	0.00	0.00
03/31/2016	6.52	0.11	(0.88)	(0.77)	(0.31)	(0.01)	(0.04)	(0.36)
03/31/2015	6.93	0.06	(0.09)	(0.03)	(0.35)	(0.03)	0.00	(0.38)
03/31/2014	6.79	0.07	0.97	1.04	(0.74)	(0.16)	0.00	(0.90)
03/31/2013	6.19	0.10	1.06	1.16	(0.50)	(0.06)	0.00	(0.56)
03/31/2012	6.67	0.11	(0.35)	(0.24)	(0.24)	0.00	0.00	(0.24)

20	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.75	8.70%	$477,397	0.66	%*	0.64	%*	3.03	%*	127%
8.97	(2.51)	484,517	0.65		0.64		1.72		582
9.72	13.29	461,818	0.64		0.64		0.88		437
10.38	20.09	217,927	0.64		0.64		1.15		392
9.92	21.14	327,485	0.64		0.64		1.67		419
8.76	11.68	167,147	0.64		0.64		1.98		601

9.65	8.55	62,973	0.76	*	0.74	*	2.90	*	127
8.89	(2.61)	77,284	0.75		0.74		1.59		582
9.64	13.24	144,519	0.74		0.74		0.83		437
10.31	19.92	98,564	0.74		0.74		1.01		392
9.87	21.00	67,376	0.74		0.74		1.52		419
8.73	11.57	5,013	0.74		0.74		2.04		601

9.47	8.48	229,906	1.06	*	1.04	*	2.63	*	127
8.73	(2.97)	229,285	1.05		1.04		1.31		582
9.49	12.94	303,100	1.04		1.04		0.55		437
10.19	19.64	320,575	1.04		1.04		0.73		392
9.77	20.40	357,116	1.04		1.04		1.27		419
8.66	11.25	115,818	1.04		1.04		1.67		601

9.61	8.47	254,227	1.06	*	1.04	*	2.61	*	127
8.86	(2.94)	270,766	1.05		1.04		1.31		582
9.62	12.88	347,255	1.04		1.04		0.55		437
10.31	19.58	351,418	1.04		1.04		0.71		392
9.88	20.72	207,083	1.04		1.04		1.27		419
8.72	11.07	76,257	1.04		1.04		1.68		601

8.93	7.98	163,810	1.81	*	1.79	*	1.86	*	127
8.27	(3.64)	176,561	1.80		1.79		0.56		582
9.03	12.12	224,169	1.79		1.79		(0.21)		437
9.83	18.70	189,201	1.79		1.79		(0.06)		392
9.51	19.71	74,798	1.79		1.79		0.52		419
8.42	10.36	24,647	1.79		1.79		0.94		601

9.57	8.26	11	1.31	*	1.29	*	2.35	*	127
8.84	(1.36)	10	1.30	*	1.29	*	1.48	*	582

$5.76	7.26%	$1,171,820	0.68	%*	0.64	%*	2.92	%*	112%
5.37	(12.25)	1,090,010	0.66		0.64		1.93		566
6.50	(0.27)	1,057,333	0.64		0.64		1.01		449
6.91	16.21	1,291,476	0.64		0.64		1.08		395
6.77	19.02	1,112,067	0.65		0.64		1.59		574
6.17	(2.95)	909,672	0.64		0.64		1.83		778

5.77	7.05	21,494	0.78	*	0.74	*	2.85	*	112
5.39	(12.24)	35,765	0.76		0.74		1.87		566
6.52	(0.39)	10,654	0.74		0.74		0.90		449
6.93	15.90	9,763	0.74		0.74		0.93		395
6.79	19.13	13,272	0.75		0.74		1.47		574
6.19	(3.17)	2,906	0.74		0.74		1.73		778

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)
Administrative Class
04/01/2016 - 09/30/2016+	$5.29	$0.07	$0.31	$0.38	$0.00	$0.00	$0.00	$0.00
03/31/2016	6.42	0.10	(0.88)	(0.78)	(0.31)	(0.01)	(0.03)	(0.35)
03/31/2015	6.83	0.05	(0.09)	(0.04)	(0.34)	(0.03)	0.00	(0.37)
03/31/2014	6.71	0.06	0.97	1.03	(0.75)	(0.16)	0.00	(0.91)
03/31/2013	6.13	0.08	1.09	1.17	(0.53)	(0.06)	0.00	(0.59)
03/31/2012	6.61	0.10	(0.34)	(0.24)	(0.24)	0.00	0.00	(0.24)
Class D
04/01/2016 - 09/30/2016+	5.28	0.07	0.30	0.37	0.00	0.00	0.00	0.00
03/31/2016	6.40	0.09	(0.87)	(0.78)	(0.29)	(0.01)	(0.04)	(0.34)
03/31/2015	6.81	0.04	(0.09)	(0.05)	(0.33)	(0.03)	0.00	(0.36)
03/31/2014	6.70	0.05	0.96	1.01	(0.74)	(0.16)	0.00	(0.90)
03/31/2013	6.10	0.07	1.04	1.11	(0.45)	(0.06)	0.00	(0.51)
03/31/2012	6.57	0.09	(0.33)	(0.24)	(0.23)	0.00	0.00	(0.23)
Class A
04/01/2016 - 09/30/2016+	5.25	0.07	0.30	0.37	0.00	0.00	0.00	0.00
03/31/2016	6.37	0.09	(0.87)	(0.78)	(0.30)	(0.01)	(0.03)	(0.34)
03/31/2015	6.78	0.04	(0.09)	(0.05)	(0.33)	(0.03)	0.00	(0.36)
03/31/2014	6.68	0.04	0.96	1.00	(0.74)	(0.16)	0.00	(0.90)
03/31/2013	6.08	0.07	1.04	1.11	(0.45)	(0.06)	0.00	(0.51)
03/31/2012	6.56	0.09	(0.34)	(0.25)	(0.23)	0.00	0.00	(0.23)
Class C
04/01/2016 - 09/30/2016+	5.07	0.05	0.29	0.34	0.00	0.00	0.00	0.00
03/31/2016	6.18	0.04	(0.84)	(0.80)	(0.27)	(0.01)	(0.03)	(0.31)
03/31/2015	6.59	(0.01)	(0.08)	(0.09)	(0.29)	(0.03)	0.00	(0.32)
03/31/2014	6.53	(0.01)	0.94	0.93	(0.71)	(0.16)	0.00	(0.87)
03/31/2013	5.93	0.03	1.00	1.03	(0.37)	(0.06)	0.00	(0.43)
03/31/2012	6.42	0.04	(0.33)	(0.29)	(0.20)	0.00	0.00	(0.20)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2016 - 09/30/2016+	$6.62	$0.11	$0.42	$0.53	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2016	8.24	0.13	(1.31)	(1.18)	(0.43)	0.00	(0.01)	(0.44)
03/31/2015	8.01	0.14	1.13	1.27	(1.04)	0.00	0.00	(1.04)
03/31/2014	7.51	0.05	0.89	0.94	(0.42)	(0.02)	0.00	(0.44)
03/31/2013	6.76	0.08	1.44	1.52	(0.66)	(0.11)	0.00	(0.77)
03/31/2012	7.41	0.17	(0.31)	(0.14)	(0.41)	(0.10)	0.00	(0.51)
Class P
04/01/2016 - 09/30/2016+	6.57	0.10	0.41	0.51	(0.05)	0.00	0.00	(0.05)
03/31/2016	8.19	0.12	(1.31)	(1.19)	(0.42)	0.00	(0.01)	(0.43)
03/31/2015	7.96	0.10	1.16	1.26	(1.03)	0.00	0.00	(1.03)
03/31/2014	7.47	0.05	0.88	0.93	(0.42)	(0.02)	0.00	(0.44)
03/31/2013	6.75	0.02	1.49	1.51	(0.68)	(0.11)	0.00	(0.79)
03/09/2012 - 03/31/2012	6.88	0.01	(0.03)	(0.02)	(0.11)	0.00	0.00	(0.11)
Class D
04/01/2016 - 09/30/2016+	6.34	0.09	0.40	0.49	(0.04)	0.00	0.00	(0.04)
03/31/2016	7.93	0.09	(1.26)	(1.17)	(0.41)	0.00	(0.01)	(0.42)
03/31/2015	7.74	0.10	1.10	1.20	(1.01)	0.00	0.00	(1.01)
03/31/2014	7.28	0.02	0.85	0.87	(0.39)	(0.02)	0.00	(0.41)
03/31/2013	6.58	0.02	1.44	1.46	(0.65)	(0.11)	0.00	(0.76)
03/31/2012	7.24	0.15	(0.31)	(0.16)	(0.40)	(0.10)	0.00	(0.50)

22	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.67	7.18%	$13,283	0.93	%*	0.89	%*	2.69	%*	112%
5.29	(12.52)	9,210	0.91		0.89		1.81		566
6.42	(0.48)	3,791	0.89		0.89		0.72		449
6.83	15.84	2,555	0.89		0.89		0.82		395
6.71	19.64	1,349	0.90		0.89		1.21		574
6.13	(3.32)	11	0.89		0.89		1.58		778

5.65	7.01	18,392	1.08	*	1.04	*	2.53	*	112
5.28	(12.59)	19,073	1.06		1.04		1.47		566
6.40	(0.64)	35,325	1.04		1.04		0.61		449
6.81	15.54	31,920	1.04		1.04		0.68		395
6.70	18.66	25,444	1.05		1.04		1.17		574
6.10	(3.25)	18,507	1.04		1.04		1.49		778

5.62	7.05	21,459	1.08	*	1.04	*	2.53	*	112
5.25	(12.59)	23,748	1.06		1.04		1.54		566
6.37	(0.68)	22,836	1.04		1.04		0.63		449
6.78	15.53	30,278	1.04		1.04		0.65		395
6.68	18.69	13,652	1.05		1.04		1.17		574
6.08	(3.45)	5,718	1.04		1.04		1.43		778

5.41	6.71	7,972	1.83	*	1.79	*	1.78	*	112
5.07	(13.26)	9,134	1.81		1.79		0.79		566
6.18	(1.40)	7,958	1.79		1.79		(0.13)		449
6.59	14.68	9,414	1.79		1.79		(0.09)		395
6.53	17.78	4,276	1.80		1.79		0.45		574
5.93	(4.18)	2,105	1.79		1.79		0.71		778

$7.09	8.00%	$1,318,574	0.79	%*	0.75	%*	3.16	%*	111%
6.62	(14.79)	1,398,461	0.76		0.75		1.75		499
8.24	16.90	518,997	0.75		0.75		1.73		814
8.01	12.97	292,684	0.76		0.75		0.66		733
7.51	24.04	279,791	0.76		0.75		1.18		510
6.76	(1.62)	111,595	0.76		0.75		2.63		896

7.03	7.84	262,377	0.89	*	0.85	*	3.05	*	111
6.57	(14.94)	355,109	0.86		0.85		1.60		499
8.19	16.97	250,350	0.85		0.85		1.28		814
7.96	12.86	36,840	0.86		0.85		0.67		733
7.47	23.94	7,591	0.86		0.85		0.33		510
6.75	(0.23)	10	0.86	*	0.85	*	2.39	*	896

6.79	7.82	222,944	1.19	*	1.15	*	2.76	*	111
6.34	(15.27)	292,989	1.16		1.15		1.22		499
7.93	16.65	390,605	1.15		1.15		1.33		814
7.74	12.38	152,212	1.16		1.15		0.23		733
7.28	23.65	193,252	1.16		1.15		0.28		510
6.58	(1.97)	14,524	1.16		1.15		2.28		896

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Financial Highlights (Cont.)

		Investment Operations				Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)
Class A
04/01/2016 - 09/30/2016+	$6.33	$0.09		$0.40	$0.49	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2016	7.92	0.09		(1.26)	(1.17)	(0.41)	0.00	(0.01)	(0.42)
03/31/2015	7.73	0.11		1.09	1.20	(1.01)	0.00	0.00	(1.01)
03/31/2014	7.28	0.03		0.84	0.87	(0.40)	(0.02)	0.00	(0.42)
03/31/2013	6.57	0.04		1.42	1.46	(0.64)	(0.11)	0.00	(0.75)
03/31/2012	7.23	0.15		(0.31)	(0.16)	(0.40)	(0.10)	0.00	(0.50)
Class C
04/01/2016 - 09/30/2016+	5.90	0.06		0.36	0.42	(0.02)	0.00	0.00	(0.02)
03/31/2016	7.43	0.04		(1.18)	(1.14)	(0.38)	0.00	(0.01)	(0.39)
03/31/2015	7.32	0.05		1.03	1.08	(0.97)	0.00	0.00	(0.97)
03/31/2014	6.92	(0.03)		0.81	0.78	(0.36)	(0.02)	0.00	(0.38)
03/31/2013	6.26	(0.00	)^	1.33	1.33	(0.56)	(0.11)	0.00	(0.67)
03/31/2012	6.95	0.10		(0.31)	(0.21)	(0.38)	(0.10)	0.00	(0.48)
Class R
04/01/2016 - 09/30/2016+	6.32	0.08		0.39	0.47	(0.04)	0.00	0.00	(0.04)
11/30/2015 - 03/31/2016	7.15	0.03		(0.72)	(0.69)	(0.13)	0.00	(0.01)	(0.14)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class
04/01/2016 - 09/30/2016+	$6.79	$0.13		$0.93	$1.06	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2016	7.56	0.27		(0.28)	(0.01)	(0.26)	(0.50)	0.00	(0.76)
03/31/2015	7.24	0.27		1.73	2.00	(0.40)	(1.28)	0.00	(1.68)
03/31/2014	8.84	0.29		0.97	1.26	(0.61)	(2.25)	0.00	(2.86)
03/31/2013	8.14	0.28		1.68	1.96	(0.41)	(0.85)	0.00	(1.26)
03/31/2012	7.01	0.29		1.49	1.78	(0.19)	(0.46)	0.00	(0.65)

PIMCO StocksPLUS® Short Fund
Institutional Class
04/01/2016 - 09/30/2016+	$10.55	$0.17		$(0.50)	$(0.33)	$0.00	$0.00	$0.00	$0.00
03/31/2016~	11.70	0.28		(1.06)	(0.78)	(0.37)	0.00	0.00	(0.37)
03/31/2015~	13.35	0.15		(1.65)	(1.50)	(0.15)	0.00	0.00	(0.15)
03/31/2014~	16.70	0.20		(3.25)	(3.05)	(0.30)	0.00	0.00	(0.30)
03/31/2013~	18.25	0.30		(1.55)	(1.25)	(0.30)	0.00	0.00	(0.30)
03/31/2012~	20.65	0.50		(2.30)	(1.80)	(0.60)	0.00	0.00	(0.60)
Class P
04/01/2016 - 09/30/2016+	10.55	0.17		(0.51)	(0.34)	0.00	0.00	0.00	0.00
03/31/2016~	11.70	0.28		(1.07)	(0.79)	(0.36)	0.00	0.00	(0.36)
03/31/2015~	13.40	0.15		(1.70)	(1.55)	(0.15)	0.00	0.00	(0.15)
03/31/2014~	16.70	0.15		(3.15)	(3.00)	(0.30)	0.00	0.00	(0.30)
03/31/2013~	18.20	0.30		(1.55)	(1.25)	(0.25)	0.00	0.00	(0.25)
03/31/2012~	20.65	0.50		(2.35)	(1.85)	(0.60)	0.00	0.00	(0.60)
Class D
04/01/2016 - 09/30/2016+	10.24	0.15		(0.50)	(0.35)	0.00	0.00	0.00	0.00
03/31/2016~	11.40	0.24		(1.06)	(0.82)	(0.34)	0.00	0.00	(0.34)
03/31/2015~	13.00	0.10		(1.60)	(1.50)	(0.10)	0.00	0.00	(0.10)
03/31/2014~	16.25	0.10		(3.10)	(3.00)	(0.25)	0.00	0.00	(0.25)
03/31/2013~	17.70	0.25		(1.55)	(1.30)	(0.15)	0.00	0.00	(0.15)
03/31/2012~	20.05	0.45		(2.25)	(1.80)	(0.55)	0.00	0.00	(0.55)
Class A
04/01/2016 - 09/30/2016+	10.27	0.15		(0.50)	(0.35)	0.00	0.00	0.00	0.00
03/31/2016~	11.45	0.24		(1.07)	(0.83)	(0.35)	0.00	0.00	(0.35)
03/31/2015~	13.05	0.10		(1.60)	(1.50)	(0.10)	0.00	0.00	(0.10)
03/31/2014~	16.25	0.10		(3.05)	(2.95)	(0.25)	0.00	0.00	(0.25)
03/31/2013~	17.70	0.25		(1.55)	(1.30)	(0.15)	0.00	0.00	(0.15)
03/31/2012~	20.05	0.45		(2.25)	(1.80)	(0.55)	0.00	0.00	(0.55)

24	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.78	7.84%	$300,937	1.19	%*	1.15	%*	2.75	%*	111%
6.33	(15.26)	379,646	1.16		1.15		1.29		499
7.92	16.63	338,576	1.15		1.15		1.37		814
7.73	12.36	167,561	1.16		1.15		0.35		733
7.28	23.67	63,609	1.16		1.15		0.56		510
6.57	(1.95)	12,271	1.16		1.15		2.29		896

6.30	7.20	162,249	1.94	*	1.90	*	2.01	*	111
5.90	(15.85)	197,631	1.91		1.90	*	0.57	*	499
7.43	15.75	130,680	1.90		1.90		0.64		814
7.32	11.71	69,838	1.91		1.90		(0.37)		733
6.92	22.61	18,589	1.91		1.90		(0.07)		510
6.26	(2.80)	5,042	1.91		1.90		1.53		896

6.75	7.44	10	1.44	*	1.40	*	2.52	*	111
6.32	(9.79)	9	1.41	*	1.40	*	1.59	*	499

$7.77	15.73%	$619,165	0.63	%*	0.59	%*	3.56	%*	52%
6.79	0.64	532,346	0.63		0.59		3.95		52
7.56	29.07	637,302	0.61		0.59		3.50		91
7.24	18.06	559,898	0.59		0.59		3.47		73
8.84	25.55	886,610	0.60		0.59		3.19		52
8.14	26.51	524,448	0.59		0.59		3.93		276

$10.22	(3.13)%	$1,972,608	0.67	%*	0.64	%*	3.29	%*	92%
10.55	(5.91)	1,690,893	0.68		0.64		2.51		524
11.70	(11.23)	3,443,366	0.64		0.64		1.32		403
13.35	(18.36)	5,093,625	0.64		0.64		1.25		364
16.70	(7.05)	5,959,231	0.65		0.64		1.74		297
18.25	(8.92)	1,454,709	0.66		0.64		2.40		635

10.21	(3.22)	40,219	0.77	*	0.74	*	3.22	*	92
10.55	(5.96)	56,465	0.78		0.74		2.45		524
11.70	(11.64)	48,356	0.74		0.74		1.19		403
13.40	(18.16)	45,285	0.74		0.74		1.15		364
16.70	(7.08)	82,363	0.75		0.74		1.71		297
18.20	(9.17)	38,120	0.76		0.74		2.46		635

9.89	(3.42)	34,337	1.07	*	1.04	*	2.92	*	92
10.24	(6.43)	44,403	1.08		1.04		2.16		524
11.40	(11.51)	35,004	1.04		1.04		0.92		403
13.00	(18.59)	52,114	1.04		1.04		0.85		364
16.25	(7.46)	76,016	1.05		1.04		1.48		297
17.70	(9.26)	70,353	1.06		1.04		2.15		635

9.92	(3.41)	45,798	1.07	*	1.04	*	2.95	*	92
10.27	(6.53)	54,139	1.08		1.04		2.18		524
11.45	(11.54)	31,809	1.04		1.04		0.96		403
13.05	(18.33)	67,670	1.04		1.04		0.85		364
16.25	(7.55)	143,603	1.05		1.04		1.50		297
17.70	(9.27)	145,473	1.06		1.04		2.12		635

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Financial Highlights (Cont.)

		Investment Operations				Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Short Fund (Cont.)
Class C
04/01/2016 - 09/30/2016+	$9.92	$0.11		$(0.48)	$(0.37)	$0.00	$0.00	$0.00	$0.00
03/31/2016~	11.05	0.15		(0.98)	(0.83)	(0.30)	0.00	0.00	(0.30)
03/31/2015~	12.70	0.00	^	(1.60)	(1.60)	(0.05)	0.00	0.00	(0.05)
03/31/2014~	15.85	0.00	^	(3.00)	(3.00)	(0.15)	0.00	0.00	(0.15)
03/31/2013~	17.30	0.15		(1.55)	(1.40)	(0.05)	0.00	0.00	(0.05)
03/31/2012~	19.65	0.25		(2.15)	(1.90)	(0.45)	0.00	0.00	(0.45)

PIMCO StocksPLUS® Small Fund
Institutional Class
04/01/2016 - 09/30/2016+	$7.66	$0.13		$1.10	$1.23	$0.00	$0.00	$0.00	$0.00
03/31/2016	9.60	0.16		(1.39)	(1.23)	(0.17)	(0.54)	0.00	(0.71)
03/31/2015	9.85	0.08		0.82	0.90	(0.42)	(0.73)	0.00	(1.15)
03/31/2014	9.03	0.07		1.98	2.05	(0.58)	(0.65)	0.00	(1.23)
03/31/2013	7.77	0.13		1.76	1.89	(0.63)	0.00	0.00	(0.63)
03/31/2012	8.10	0.15		(0.10)	0.05	(0.38)	0.00	0.00	(0.38)
Class P
04/01/2016 - 09/30/2016+	7.61	0.13		1.09	1.22	0.00	0.00	0.00	0.00
03/31/2016	9.54	0.15		(1.38)	(1.23)	(0.16)	(0.54)	0.00	(0.70)
03/31/2015	9.81	0.07		0.81	0.88	(0.42)	(0.73)	0.00	(1.15)
03/31/2014	8.99	0.06		1.98	2.04	(0.57)	(0.65)	0.00	(1.22)
03/31/2013	7.76	0.12		1.75	1.87	(0.64)	0.00	0.00	(0.64)
03/31/2012	8.09	0.17		(0.13)	0.04	(0.37)	0.00	0.00	(0.37)
Administrative Class
04/01/2016 - 09/30/2016+	7.64	0.13		1.08	1.21	0.00	0.00	0.00	0.00
03/31/2016	9.59	0.15		(1.40)	(1.25)	(0.16)	(0.54)	0.00	(0.70)
06/30/2014- 03/31/2015	10.15	0.03		0.56	0.59	(0.42)	(0.73)	0.00	(1.15)
Class D
04/01/2016 - 09/30/2016+	7.48	0.11		1.07	1.18	0.00	0.00	0.00	0.00
03/31/2016	9.40	0.12		(1.36)	(1.24)	(0.14)	(0.54)	0.00	(0.68)
03/31/2015	9.68	0.04		0.81	0.85	(0.40)	(0.73)	0.00	(1.13)
03/31/2014	8.90	0.03		1.95	1.98	(0.55)	(0.65)	0.00	(1.20)
03/31/2013	7.66	0.10		1.73	1.83	(0.59)	0.00	0.00	(0.59)
03/31/2012	7.98	0.14		(0.11)	0.03	(0.35)	0.00	0.00	(0.35)
Class A
04/01/2016 - 09/30/2016+	7.52	0.11		1.08	1.19	0.00	0.00	0.00	0.00
03/31/2016	9.45	0.12		(1.37)	(1.25)	(0.14)	(0.54)	0.00	(0.68)
03/31/2015	9.73	0.04		0.81	0.85	(0.40)	(0.73)	0.00	(1.13)
03/31/2014	8.94	0.03		1.97	2.00	(0.56)	(0.65)	0.00	(1.21)
03/31/2013	7.69	0.10		1.74	1.84	(0.59)	0.00	0.00	(0.59)
03/31/2012	8.03	0.14		(0.13)	0.01	(0.35)	0.00	0.00	(0.35)
Class C
04/01/2016 - 09/30/2016+	7.02	0.08		1.00	1.08	0.00	0.00	0.00	0.00
03/31/2016	8.89	0.06		(1.29)	(1.23)	(0.10)	(0.54)	0.00	(0.64)
03/31/2015	9.27	(0.03)		0.76	0.73	(0.38)	(0.73)	0.00	(1.11)
03/31/2014	8.59	(0.04)		1.88	1.84	(0.51)	(0.65)	0.00	(1.16)
03/31/2013	7.37	0.04		1.67	1.71	(0.49)	0.00	0.00	(0.49)
03/31/2012	7.72	0.08		(0.12)	(0.04)	(0.31)	0.00	0.00	(0.31)
Class R
04/01/2016 - 09/30/2016+	7.51	0.10		1.07	1.17	0.00	0.00	0.00	0.00
11/30/2015 - 03/31/2016	8.79	0.04		(0.69)	(0.65)	(0.09)	(0.54)	0.00	(0.63)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
~	A one for five reverse share split, effective August 7, 2015, has been retroactively applied. See Note 12 in the Notes to Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

26	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.55	(3.73)%	$16,295	1.82	%*	1.79	%*	2.15	%*	92%
9.92	(6.85)	19,321	1.83		1.79		1.41		524
11.05	(12.57)	18,165	1.79		1.79		0.16		403
12.70	(18.96)	22,645	1.79		1.79		0.10		364
15.85	(8.07)	27,676	1.80		1.79		0.72		297
17.30	(9.94)	27,889	1.81		1.79		1.37		635

$8.89	16.06%	$233,660	0.73	%*	0.69	%*	3.14	%*	145%
7.66	(13.19)	231,986	0.73		0.69		1.86		539
9.60	9.93	288,036	0.70		0.69		0.86		434
9.85	23.47	292,658	0.69		0.69		0.70		428
9.03	25.60	316,979	0.69		0.69		1.63		566
7.77	1.17	171,799	0.69		0.69		2.10		666

8.83	16.03	85,578	0.83	*	0.79	*	3.05	*	145
7.61	(13.24)	92,051	0.83		0.79		1.69		539
9.54	9.71	212,756	0.80		0.79		0.73		434
9.81	23.55	123,335	0.79		0.79		0.59		428
8.99	25.34	58,393	0.79		0.79		1.45		566
7.76	1.04	5,348	0.79		0.79		2.32		666

8.85	15.84	20,952	0.98	*	0.94	*	3.00	*	145
7.64	(13.40)	5,985	0.98		0.94		1.90		539
9.59	6.51	965	0.95	*	0.94	*	0.40	*	434

8.66	15.78	173,125	1.13	*	1.09	*	2.77	*	145
7.48	(13.52)	184,508	1.13		1.09		1.41		539
9.40	9.56	351,663	1.10		1.09		0.47		434
9.68	23.05	408,790	1.09		1.09		0.29		428
8.90	25.00	255,795	1.09		1.09		1.21		566
7.66	0.94	95,341	1.09		1.09		1.89		666

8.71	15.82	238,048	1.13	*	1.09	*	2.76	*	145
7.52	(13.55)	244,254	1.13		1.09		1.44		539
9.45	9.50	370,199	1.10		1.09		0.47		434
9.73	23.10	456,429	1.09		1.09		0.28		428
8.94	25.04	175,145	1.09		1.09		1.21		566
7.69	0.71	54,972	1.09		1.09		1.87		666

8.10	15.38	115,378	1.88	*	1.84	*	2.01	*	145
7.02	(14.19)	122,496	1.88		1.84		0.70		539
8.89	8.62	170,988	1.85		1.84		(0.29)		434
9.27	22.19	164,980	1.84		1.84		(0.46)		428
8.59	24.20	61,217	1.84		1.84		0.48		566
7.37	(0.07)	22,989	1.84		1.84		1.11		666

8.68	15.58	11	1.38	*	1.34	*	2.48	*	145
7.51	(7.71)	9	1.38	*	1.34	*	1.80	*	539

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Assets:
Investments, at value
Investments in securities*	$841,584	$1,033,423	$1,279,214	$2,553,378	$707,974	$2,253,987	$900,988
Investments in Affiliates	6,583	272,865	72,592	4,047	3,518	96,622	64,295
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,110	5,430	4,677	8,945	3,481	6,115	2,903
Over the counter	43,840	85,576	88,486	231,169	536	44,902	55,450
Cash	0	13	4	0	0	24	10
Deposits with counterparty	1,887	2,238	2,426	4,708	3,094	3,835	2,640
Foreign currency, at value	608	2,779	2,166	12,882	7	4,690	1,888
Receivable for investments sold	26,027	12,668	23,748	23,869	10	34,635	28,284
Receivable for TBA investments sold	41,572	118,567	121,335	289,249	52,295	156,805	92,337
Receivable for Fund shares sold	2,263	934	2,470	3,188	421	589	386
Interest and/or dividends receivable	3,410	4,295	5,497	12,985	5,181	9,496	3,658
Dividends receivable from Affiliates	24	291	121	17	3	114	69
Other assets	0	0	0	3	0	0	0
Total Assets	968,908	1,539,079	1,602,736	3,144,440	776,520	2,611,814	1,152,908

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$173,961	$45,946	$3,808	$0
Payable for sale-buyback transactions	4,320	11,349	10,815	29,488	4,522	19,093	7,744
Payable for short sales	0	46,705	25,332	111,377	1,147	58,001	28,841
Financial Derivative Instruments
Exchange-traded or centrally cleared	170	2,086	1,621	5,770	189	5,741	1,516
Over the counter	11,807	28,019	27,504	65,754	880	63,791	21,729
Payable for investments purchased	62,870	38,433	44,879	6,382	702	102,466	28,762
Payable for investments in Affiliates purchased	24	291	121	17	3	114	69
Payable for investments purchased on a delayed-delivery basis	2,049	0	0	0	0	0	0
Payable for TBA investments purchased	82,992	146,869	162,912	300,059	102,244	181,717	145,085
Deposits from counterparty	40,987	74,906	74,246	178,231	1,074	30,228	49,473
Payable for Fund shares redeemed	709	1,090	158	4,132	327	36,386	2,140
Overdraft due to custodian	14	0	0	287	0	0	0
Accrued investment advisory fees	169	405	425	903	189	705	333
Accrued supervisory and administrative fees	221	350	281	717	130	468	266
Accrued distribution fees	66	158	12	159	0	18	118
Accrued servicing fees	76	90	6	103	0	14	77
Other liabilities	3	4	4	9	2	7	3
Total Liabilities	206,477	350,755	348,316	877,349	157,355	502,557	286,156

Net Assets	$762,431	$1,188,324	$1,254,420	$2,267,091	$619,165	$2,109,257	$866,752

Net Assets Consist of:
Paid in capital	$885,071	$1,156,835	$1,273,142	$2,397,799	$510,034	$5,565,515	$978,009
Undistributed (overdistributed) net investment income	5,601	11,352	(26,547)	77,319	7,431	(8,406)	(16,450)
Accumulated undistributed net realized gain (loss)	(165,284)	(28,350)	(42,020)	(351,359)	45,453	(3,440,258)	(126,377)
Net unrealized appreciation (depreciation)	37,043	48,487	49,845	143,332	56,247	(7,594)	31,570

Net Assets	$762,431	$1,188,324	$1,254,420	$2,267,091	$619,165	$2,109,257	$866,752

Cost of investments in securities	$834,475	$1,008,765	$1,243,554	$2,497,992	$653,422	$2,173,281	$881,209
Cost of investments in Affiliates	$6,583	$272,826	$72,593	$4,047	$3,518	$96,622	$64,295
Cost of foreign currency held	$610	$2,771	$2,163	$12,871	$7	$4,685	$1,886
Proceeds received on short sales	$0	$46,782	$25,924	$111,411	$1,145	$58,275	$28,895
Cost or premiums of financial derivative instruments, net	$(237)	$13,373	$15,160	$29,215	$(758)	$17,795	$7,333

* Includes repurchase agreements of:	$1,356	$0	$966	$196	$362	$720	$537

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Net Assets:
Institutional Class	$338,960	$477,397	$1,171,820	$1,318,574	$619,165	$1,972,608	$233,660
Class P	26,995	62,973	21,494	262,377	NA	40,219	85,578
Administrative Class	15,985	NA	13,283	NA	NA	NA	20,952
Class D	31,751	229,906	18,392	222,944	NA	34,337	173,125
Class A	193,120	254,227	21,459	300,937	NA	45,798	238,048
Class C	140,953	163,810	7,972	162,249	NA	16,295	115,378
Class R	14,667	11	NA	10	NA	NA	11

Shares Issued and Outstanding:
Institutional Class	37,059	48,986	203,424	186,102	79,730	193,033	26,269
Class P	2,959	6,524	3,722	37,310	NA	3,940	9,691
Administrative Class	1,861	NA	2,342	NA	NA	NA	2,366
Class D	3,748	24,281	3,253	32,857	NA	3,471	19,995
Class A	22,662	26,457	3,815	44,409	NA	4,615	27,318
Class C	17,376	18,343	1,473	25,737	NA	1,707	14,240
Class R	1,674	1	NA	1	NA	NA	1

Net Asset Value Per Share Outstanding:
Institutional Class	$9.15	$9.75	$5.76	$7.09	$7.77	$10.22	$8.89
Class P	9.12	9.65	5.77	7.03	NA	10.21	8.83
Administrative Class	8.59	NA	5.67	NA	NA	NA	8.85
Class D	8.47	9.47	5.65	6.79	NA	9.89	8.66
Class A	8.52	9.61	5.62	6.78	NA	9.92	8.71
Class C	8.11	8.93	5.41	6.30	NA	9.55	8.10
Class R	8.76	9.57	NA	6.75	NA	NA	8.68

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Statements of Operations

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Investment Income:
Interest, net of foreign taxes*	$8,655	$20,881	$21,343	$47,394	$12,175	$38,257	$16,648
Dividends	0	58	0	38	0	680	0
Dividends from Investments in Affiliates	121	1,648	933	370	16	447	368
Total Income	8,776	22,587	22,276	47,802	12,191	39,384	17,016

Expenses:
Investment advisory fees	1,025	2,395	2,416	5,453	1,020	3,875	1,927
Supervisory and administrative fees	1,327	2,073	1,600	4,369	699	2,594	1,544
Distribution and/or servicing fees - Administrative Class	14	0	16	0	0	0	19
Distribution and/or servicing fees - Class D	42	296	23	319	0	49	222
Distribution fees - Class C	361	642	32	680	0	66	449
Distribution fees - Class R	18	0	0	0	0	0	0
Servicing fees - Class A	243	330	29	424	0	70	302
Servicing fees - Class C	181	214	11	227	0	22	150
Servicing fees - Class R	18	0	0	0	0	0	0
Trustee fees	3	5	4	9	2	8	3
Interest expense	167	117	227	483	110	269	168
Total Expenses	3,399	6,072	4,358	11,964	1,831	6,953	4,784

Net Investment Income	5,377	16,515	17,918	35,838	10,360	32,431	12,232

Net Realized Gain (Loss):
Investments in securities	10,476	11,558	8,281	24,528	9,082	7,492	11,133
Investments in Affiliates	10	261	153	106	3	71	97
Exchange-traded or centrally cleared financial derivative instruments	7,149	(18,959)	(10,927)	(48,739)	42,078	(40,684)	(15,574)
Over the counter financial derivative instruments	(8,010)	19,955	64,376	(147,120)	3,737	(38,997)	35,780
Foreign currency	(563)	(1,389)	(1,307)	3,285	(126)	(2,108)	(1,004)

Net Realized Gain (Loss)	9,062	11,426	60,576	(167,940)	54,774	(74,226)	30,432

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	7,709	13,670	22,104	27,236	27,617	41,295	8,782
Investments in Affiliates	0	(80)	(63)	(73)	(1)	(13)	(44)
Exchange-traded or centrally cleared financial derivative instruments	(258)	26,182	2,856	19,515	(11,089)	22,133	4,283
Over the counter financial derivative instruments	33,082	31,050	(18,117)	261,355	(504)	(81,005)	69,849
Foreign currency assets and liabilities	862	196	152	(803)	(3)	259	200

Net Change in Unrealized Appreciation (Depreciation)	41,395	71,018	6,932	307,230	16,020	(17,331)	83,070

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,834	$98,959	$85,426	$175,128	$81,154	$(59,126)	$125,734

* Foreign tax withholdings	$0	$5	$0	$0	$0	$2	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® Absolute Return Fund		PIMCO StocksPLUS® International Fund (Unhedged)

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,377	$10,109	$16,515	$20,052	$17,918	$22,112
Net realized gain (loss)	9,062	11,940	11,426	(46,996)	60,576	(194,135)
Net change in unrealized appreciation (depreciation)	41,395	(31,117)	71,018	(38,477)	6,932	21,632

Net Increase (Decrease) in Net Assets Resulting from Operations	55,834	(9,068)	98,959	(65,421)	85,426	(150,391)

Distributions to Shareholders:
From net investment income
Institutional Class	(1,210)	(11,582)	0	(8,551)	0	(55,080)
Class P	(98)	(518)	0	(1,938)	0	(1,905)
Administrative Class	(57)	(111)	0	0	0	(276)
Class D	(83)	(685)	0	(3,343)	0	(1,372)
Class A	(470)	(4,485)	0	(4,015)	0	(1,243)
Class C	(62)	(2,507)	0	(1,695)	0	(456)
Class R	(19)	(258)	0	0	0	0
From net realized capital gains
Institutional Class	0	(37,655)	0	(21,401)	0	(2,214)
Class P	0	(1,865)	0	(5,054)	0	(104)
Administrative Class	0	(436)	0	0	0	(18)
Class D	0	(2,596)	0	(10,072)	0	(52)
Class A	0	(18,659)	0	(11,931)	0	(55)
Class C	0	(13,195)	0	(8,484)	0	(22)
Class R	0	(1,242)	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	(6,402)
Class P	0	0	0	0	0	(198)
Administrative Class	0	0	0	0	0	(33)
Class D	0	0	0	0	0	(170)
Class A	0	0	0	0	0	(147)
Class C	0	0	0	0	0	(56)
Class R	0	0	0	0	0	0

Total Distributions(a)	(1,999)	(95,794)	0	(76,484)	0	(69,803)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(218,827)	(13,055)	(149,058)	(100,533)	(17,946)	269,237

Total Increase (Decrease) in Net Assets	(164,992)	(117,917)	(50,099)	(242,438)	67,480	49,043

Net Assets:
Beginning of period	927,423	1,045,340	1,238,423	1,480,861	1,186,940	1,137,897
End of period*	$762,431	$927,423	$1,188,324	$1,238,423	$1,254,420	$1,186,940

* Including undistributed (overdistributed) net investment income of:	$5,601	$2,223	$11,352	$(5,163)	$(26,547)	$(44,465)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Statements of Changes in Net Assets (Cont.)

	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund		PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$35,838	$34,102	$10,360	$20,613	$32,431	$68,005	$12,232	$17,918
Net realized gain (loss)	(167,940)	(225,057)	54,774	979	(74,226)	(460,298)	30,432	(88,908)
Net change in unrealized appreciation (depreciation)	307,230	(228,998)	16,020	(22,707)	(17,331)	258,341	83,070	(131,072)

Net Increase (Decrease) in Net Assets Resulting from Operations	175,128	(419,953)	81,154	(1,115)	(59,126)	(133,952)	125,734	(202,062)

Distributions to Shareholders:
From net investment income
Institutional Class	(10,620)	(41,857)	(6,501)	(19,070)	0	(107,111)	0	(5,548)
Class P	(2,096)	(25,026)	0	0	0	(2,363)	0	(3,377)
Administrative Class	0	0	0	0	0	0	0	(63)
Class D	(1,553)	(27,552)	0	0	0	(1,467)	0	(4,639)
Class A	(2,080)	(27,040)	0	0	0	(2,145)	0	(5,439)
Class C	(656)	(12,405)	0	0	0	(652)	0	(1,967)
Class R	0	0	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	(34,820)	0	0	0	(16,715)
Class P	0	0	0	0	0	0	0	(9,908)
Administrative Class	0	0	0	0	0	0	0	(309)
Class D	0	0	0	0	0	0	0	(15,607)
Class A	0	0	0	0	0	0	0	(19,216)
Class C	0	0	0	0	0	0	0	(10,210)
Class R	0	0	0	0	0	0	0	(1)
Tax basis return of capital
Institutional Class	0	(1,421)	0	0	0	0	0	0
Class P	0	(704)	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	(767)	0	0	0	0	0	0
Class A	0	(757)	0	0	0	0	0	0
Class C	0	(353)	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0

Total Distributions(a)	(17,005)	(137,882)	(6,501)	(53,890)	0	(113,738)	0	(92,999)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(514,877)	1,552,472	12,166	(49,951)	303,162	(1,463,789)	(140,271)	(218,257)

Total Increase (Decrease) in Net Assets	(356,754)	994,637	86,819	(104,956)	244,036	(1,711,479)	(14,537)	(513,318)

Net Assets:
Beginning of period	2,623,845	1,629,208	532,346	637,302	1,865,221	3,576,700	881,289	1,394,607
End of period*	$2,267,091	$2,623,845	$619,165	$532,346	$2,109,257	$1,865,221	$866,752	$881,289

* Including undistributed (overdistributed) net investment income of:	$77,319	$58,486	$7,431	$3,572	$(8,406)	$(40,837)	$(16,450)	$(28,682)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

32	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Fund

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.4%

BANK LOAN OBLIGATIONS 1.2%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023		$1,822	$1,846
Community Health Systems, Inc.
4.083% due 12/31/2018		3,757	3,741
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		200	201
FCA US LLC
3.500% due 05/24/2017		3,057	3,066
Hilton Worldwide Finance LLC
3.024% - 3.500% due 10/25/2023		182	183
3.500% due 10/26/2020		18	18

Total Bank Loan Obligations (Cost $9,021)			9,055

CORPORATE BONDS & NOTES 38.7%

BANKING & FINANCE 29.5%
Ally Financial, Inc.
2.750% due 01/30/2017		800	802
3.600% due 05/21/2018		6,400	6,512
American Tower Corp.
4.500% due 01/15/2018		3,100	3,216
Bank of America Corp.
1.716% due 04/01/2019		2,400	2,415
2.650% due 04/01/2019		2,400	2,453
6.875% due 04/25/2018		600	647
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.385% due 03/05/2018		7,000	6,997
2.300% due 03/05/2020		4,300	4,349
Barclays Bank PLC
7.750% due 04/10/2023		1,400	1,468
BB&T Corp.
1.710% due 06/15/2018		2,200	2,214
Bear Stearns Cos. LLC
6.400% due 10/02/2017		7,800	8,171
BRFkredit A/S
2.000% due 10/01/2017	DKK	4,800	741
CIT Group, Inc.
5.250% due 03/15/2018		$800	834
6.625% due 04/01/2018		1,700	1,808
Citigroup, Inc.
1.277% due 05/01/2017		1,200	1,201
1.693% due 12/07/2018		2,400	2,413
1.763% due 06/07/2019		1,800	1,811
2.218% due 03/30/2021		1,100	1,119
2.650% due 10/26/2020		500	511
5.950% due 05/15/2025 (f)		1,400	1,430
Credit Agricole S.A.
1.815% due 06/10/2020		1,700	1,710
2.026% due 07/01/2021		1,850	1,865
Credit Suisse AG
1.375% due 05/26/2017		1,100	1,099
Dexia Credit Local S.A.
1.875% due 09/15/2021		4,400	4,398
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		2,700	2,723
2.241% due 01/08/2019		1,600	1,627
2.551% due 10/05/2018		2,900	2,944
2.943% due 01/08/2019		1,300	1,331
3.157% due 08/04/2020		800	824
3.200% due 01/15/2021		1,600	1,644
5.000% due 05/15/2018		800	840
5.750% due 02/01/2021		400	451
General Motors Financial Co., Inc.
2.242% due 05/09/2019		4,100	4,091
3.250% due 05/15/2018		1,900	1,934
Goldman Sachs Group, Inc.
1.481% due 05/22/2017		2,900	2,905
1.735% due 10/23/2019		2,500	2,515
2.595% due 02/25/2021		5,200	5,349
5.950% due 01/18/2018		4,100	4,327
HSBC Holdings PLC
3.081% due 03/08/2021		3,300	3,449

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.400% due 03/08/2021		$2,200	$2,277
HSBC USA, Inc.
1.558% due 08/07/2018		2,700	2,705
2.350% due 03/05/2020		8,000	8,074
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017		2,100	2,111
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		1,200	1,209
2.500% due 11/21/2017		2,900	2,926
ING Bank NV
1.996% due 03/22/2019		1,700	1,723
2.000% due 11/26/2018		700	705
Intesa Sanpaolo SpA
3.875% due 01/15/2019		700	721
KBC Bank NV
8.000% due 01/25/2023		1,600	1,703
Kilroy Realty LP
4.800% due 07/15/2018		500	523
Macquarie Bank Ltd.
1.872% due 07/29/2020		400	400
Mizuho Bank Ltd.
1.886% due 10/20/2018		600	604
Mizuho Financial Group, Inc.
2.147% due 04/12/2021		2,000	2,031
Morgan Stanley
1.995% due 04/25/2018		1,800	1,821
5.950% due 12/28/2017		2,800	2,949
National Australia Bank Ltd.
2.250% due 03/16/2021		3,100	3,166
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	6,300	960
2.000% due 10/01/2017		2,500	386
Nykredit Realkredit A/S
1.000% due 04/01/2017		12,100	1,841
1.000% due 07/01/2017		10,400	1,585
1.000% due 10/01/2017		12,300	1,882
2.000% due 04/01/2017		8,600	1,313
2.000% due 07/01/2017		5,100	783
2.000% due 10/01/2017		10,900	1,682
Protective Life Global Funding
1.391% due 06/08/2018		$1,900	1,904
1.999% due 09/14/2021		2,000	1,998
RCI Banque S.A.
3.500% due 04/03/2018		1,500	1,543
Realkredit Danmark A/S
1.000% due 04/01/2017	DKK	102,900	15,634
2.000% due 04/01/2017		44,800	6,840
2.000% due 01/01/2018		2,300	357
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$1,700	1,715
Royal Bank of Canada
2.300% due 03/22/2021		6,700	6,888
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		700	649
8.000% due 08/10/2025 (f)		200	189
Santander Holdings USA, Inc.
2.275% due 11/24/2017		1,900	1,917
Santander UK PLC
2.336% due 03/14/2019		3,900	3,967
SL Green Realty Corp.
5.000% due 08/15/2018		800	836
Societe Generale S.A.
1.991% due 04/08/2021		2,600	2,642
Standard Chartered PLC
1.941% due 08/19/2019		1,900	1,916
State Street Corp.
1.701% due 08/18/2020		3,800	3,838
Sumitomo Mitsui Banking Corp.
1.455% due 07/23/2018		3,600	3,612
Sumitomo Mitsui Financial Group, Inc.
1.783% due 07/14/2021		1,600	1,606
2.514% due 03/09/2021		4,600	4,742
Synchrony Financial
2.600% due 01/15/2019		2,300	2,328

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toronto-Dominion Bank
2.250% due 03/15/2021	$3,900	$3,983
Toyota Motor Credit Corp.
1.400% due 05/20/2019	1,900	1,903
UBS AG
1.557% due 03/26/2018	6,400	6,420
7.250% due 02/22/2022	500	509
UBS Group Funding Jersey Ltd.
2.337% due 02/01/2022	700	710
Unibail-Rodamco SE
1.449% due 04/16/2019	1,400	1,394
WEA Finance LLC
1.750% due 09/15/2017	1,900	1,904

		225,162

INDUSTRIALS 7.1%
AbbVie, Inc.
1.750% due 11/06/2017	3,200	3,210
Actavis Funding SCS
1.850% due 03/01/2017	1,300	1,304
2.350% due 03/12/2018	6,300	6,367
Actavis, Inc.
1.875% due 10/01/2017	1,025	1,029
Aetna, Inc.
1.900% due 06/07/2019	800	807
Alibaba Group Holding Ltd.
1.625% due 11/28/2017	2,700	2,707
Chevron Corp.
1.318% due 05/16/2018	2,500	2,512
Daimler Finance North America LLC
1.469% due 08/03/2017	1,500	1,505
1.500% due 07/05/2019	2,100	2,089
2.700% due 08/03/2020	2,100	2,168
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	1,600	1,606
Diamond Finance Corp.
3.480% due 06/01/2019	1,700	1,749
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	4,300	4,415
Georgia-Pacific LLC
2.539% due 11/15/2019	1,875	1,917
Hyundai Capital America
2.500% due 03/18/2019	3,600	3,662
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	1,800	1,816
Kraft Heinz Foods Co.
2.000% due 07/02/2018	4,200	4,243
Nissan Motor Acceptance Corp.
1.851% due 03/08/2019	2,800	2,822
2.550% due 03/08/2021	3,300	3,382
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	640	641
2.400% due 09/23/2021	560	562
Time Warner Cable LLC
8.250% due 04/01/2019	130	150
Viacom, Inc.
2.200% due 04/01/2019	1,400	1,405
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,100	2,147

		54,215

UTILITIES 2.1%
AT&T, Inc.
2.450% due 06/30/2020	600	612
3.875% due 08/15/2021	4,000	4,323
CMS Energy Corp.
5.050% due 02/15/2018	1,200	1,257
8.750% due 06/15/2019	450	533
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	1,000	1,001
Dominion Resources, Inc.
2.000% due 08/15/2021	1,900	1,898

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Duke Energy Corp.
1.226% due 04/03/2017	$4,000	$4,004
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	800	839
Ohio Power Co.
6.050% due 05/01/2018	200	214
Shell International Finance BV
4.300% due 09/22/2019	800	862

		15,543

Total Corporate Bonds & Notes (Cost $291,623)		294,920

U.S. GOVERNMENT AGENCIES 14.2%
Fannie Mae
0.645% due 03/25/2034	324	321
0.775% due 05/25/2037	208	208
0.875% due 03/25/2037 - 07/25/2037	296	297
0.885% due 03/25/2037	176	177
0.905% due 07/25/2037	267	269
0.925% due 09/25/2035	488	488
0.957% due 09/25/2046	8,169	8,169
0.970% due 02/25/2037	362	362
1.155% due 05/25/2040	912	919
1.225% due 10/25/2037	1,267	1,289
1.245% due 06/25/2037	403	406
1.275% due 03/25/2038 - 01/25/2040	1,595	1,617
1.345% due 12/25/2039	376	382
1.396% due 11/25/2022	5,737	5,764
1.425% due 07/25/2039	345	350
1.689% due 07/01/2044	66	68
2.372% due 11/01/2035	124	129
2.556% due 04/01/2035	556	584
2.617% due 12/01/2033	80	85
2.848% due 05/01/2038	851	906
3.000% due 10/25/2040	2,540	2,642
4.201% due 11/01/2028	10	11
4.316% due 12/01/2036	330	346
4.398% due 11/01/2027	9	9
4.400% due 04/01/2028	5	6
4.429% due 07/01/2028	7	7
4.472% due 02/01/2027	1	1
4.529% due 11/01/2028	10	10
4.693% due 09/01/2034	191	201
5.000% due 12/01/2023 - 04/25/2033	385	431
5.623% due 08/01/2029	7	7
6.000% due 06/01/2017	13	13
8.000% due 03/01/2030 - 07/01/2031	20	21
Fannie Mae, TBA
3.500% due 11/01/2046	39,400	41,534
Freddie Mac
0.824% due 02/15/2037	19	19
0.854% due 02/15/2037	60	60
0.864% due 02/15/2037	138	138
0.924% due 06/15/2018 - 06/15/2041	1,370	1,370
1.074% due 07/15/2041	2,491	2,495
1.124% due 10/15/2037	146	147
1.194% due 08/15/2037	1,347	1,360
1.224% due 08/15/2037	2,688	2,719
1.234% due 10/15/2037	520	523
1.244% due 05/15/2037 - 09/15/2037	3,136	3,173
1.274% due 08/15/2036	233	236
1.374% due 11/15/2039 - 12/15/2039	145	147
1.379% due 01/15/2038	757	770
2.303% due 06/01/2022	1	1
2.395% due 07/01/2019	23	24
2.612% due 12/01/2022	4	4
2.745% due 09/01/2037	1,954	2,068
2.933% due 06/01/2035	574	606
5.000% due 12/01/2026 - 08/01/2041	256	285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/01/2029 - 02/01/2034		$521	$602
6.500% due 10/25/2043		836	1,006
8.500% due 04/01/2025		1	1
Ginnie Mae
0.994% due 03/20/2065		1,462	1,461
1.244% due 12/20/2065		3,173	3,169
1.264% due 02/20/2066		191	191
1.294% due 01/20/2066		496	496
1.494% due 03/20/2066		1,602	1,624
1.532% due 01/20/2066		6,289	6,376
1.644% due 03/20/2066		495	508
1.875% due 08/20/2022 - 07/20/2027		460	475
2.000% due 12/20/2022 - 02/20/2028		289	298
2.125% due 05/20/2026 - 04/20/2041		6,110	6,287
3.500% due 07/20/2018		10	10
NCUA Guaranteed Notes
0.969% due 10/07/2020		1,701	1,705

Total U.S. Government Agencies (Cost $107,502)			108,383

U.S. TREASURY OBLIGATIONS 23.1%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)		2,900	3,008
U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025 (j)(l)		25,096	25,608
0.375% due 07/15/2025		3,044	3,150
U.S. Treasury Notes
0.750% due 01/31/2018 (l)		42,600	42,621
1.375% due 01/31/2021 (l)		64,000	64,710
1.625% due 06/30/2020 (l)		1,500	1,533
1.625% due 02/15/2026 (h)		3,170	3,178
2.000% due 02/15/2025 (l)		3,000	3,109
2.250% due 11/15/2025 (l)		27,400	28,945

Total U.S. Treasury Obligations (Cost $172,810)			175,862

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
BAMLL Commercial Mortgage Securities Trust
1.858% due 12/15/2029		3,000	3,009
2.424% due 12/15/2033		2,400	2,432
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049		2,322	2,351
Bank Mart Adjustable Rate Mortgage Trust
2.216% due 03/01/2019		8	7
BCAP LLC Trust
1.189% due 02/26/2047		8,585	8,196
Bear Stearns Adjustable Rate Mortgage Trust
2.797% due 04/25/2033		96	96
2.927% due 02/25/2033		21	20
3.087% due 01/25/2034		649	648
4.094% due 01/25/2034		24	22
Bear Stearns ALT-A Trust
3.142% due 09/25/2035		233	202
Bear Stearns Structured Products, Inc. Trust
2.966% due 01/26/2036		800	641
3.279% due 12/26/2046		481	365
Canadian Mortgage Pools
1.201% due 07/01/2020	CAD	11,253	8,558
Citigroup Commercial Mortgage Trust
1.674% due 09/15/2027		$1,000	1,000
1.804% due 07/15/2027		500	504
5.900% due 12/10/2049		2,813	2,866
Citigroup Mortgage Loan Trust, Inc.
3.040% due 05/25/2035		360	355
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		1,689	1,693
Credit Suisse First Boston Mortgage Securities Corp.
1.090% due 03/25/2032		96	89
2.650% due 06/25/2032		7	6
4.957% due 06/25/2032		8	8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GreenPoint Mortgage Funding Trust
0.795% due 11/25/2045		$277	$240
Greenwich Capital Commercial Funding Corp. Trust
5.426% due 03/10/2039		588	591
GSR Mortgage Loan Trust
0.875% due 01/25/2034		64	56
2.952% due 01/25/2036 ^		92	86
Impac CMB Trust
1.285% due 10/25/2033		24	23
JPMorgan Chase Commercial Mortgage Securities Trust
5.882% due 02/15/2051		2,324	2,375
Lehman Mortgage Trust
0.845% due 08/25/2036 ^		2,247	1,752
Merrill Lynch Mortgage Investors Trust
0.735% due 02/25/2036		335	307
Morgan Stanley Capital Trust
5.665% due 04/15/2049		1,137	1,155
Morgan Stanley Resecuritization Trust
0.834% due 01/26/2051		74	71
PFP Ltd.
1.980% due 07/14/2034		1,400	1,394
Prime Mortgage Trust
0.925% due 02/25/2034		87	83
Southern Pacific Financing PLC
0.560% due 06/10/2043	GBP	936	1,188
Structured Adjustable Rate Mortgage Loan Trust
3.054% due 09/25/2035		$2,311	2,054
Structured Asset Mortgage Investments Trust
0.781% due 07/19/2035		529	514
0.805% due 02/25/2036 ^		401	331
8.914% due 06/25/2029		162	166
Titan Europe Ltd.
0.000% due 04/23/2017	EUR	2,026	2,207
Trinity Square PLC
1.678% due 07/15/2051	GBP	2,441	3,161
Wachovia Bank Commercial Mortgage Trust
5.888% due 06/15/2049		$597	606
6.158% due 02/15/2051		1,466	1,505
WaMu Mortgage Pass-Through Certificates Trust
0.815% due 10/25/2045		195	186
1.707% due 11/25/2042		65	61
1.907% due 06/25/2042		233	225
1.943% due 02/27/2034		476	468
Wells Fargo Mortgage-Backed Securities Trust
2.859% due 01/25/2035		315	318
3.015% due 07/25/2036 ^		878	845

Total Non-Agency Mortgage-Backed Securities (Cost $55,446)			55,036

ASSET-BACKED SECURITIES 8.5%
AFC Home Equity Loan Trust
1.075% due 06/25/2028		153	138
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.440% due 01/25/2035		1,189	1,023
ARES CLO Ltd.
1.546% due 04/20/2023		2,794	2,797
1.957% due 10/12/2023		800	801
Babson CLO Ltd.
2.057% due 05/15/2023		1,098	1,097
Chase Funding Trust
1.265% due 10/25/2032		101	96
CIFC Funding Ltd.
1.920% due 08/14/2024		1,600	1,598
2.185% due 12/05/2024		1,000	1,001
Citigroup Mortgage Loan Trust, Inc.
0.585% due 07/25/2045		743	542
0.685% due 12/25/2036		235	155
4.595% due 10/25/2037		439	414
Countrywide Asset-Backed Certificates
0.665% due 08/25/2037		520	393
0.725% due 06/25/2047		645	506

34	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.925% due 08/25/2034	$979	$913
Credit Suisse First Boston Mortgage Securities Corp.
1.145% due 01/25/2032	184	164
Dryden Senior Loan Fund
1.539% due 07/17/2023	2,500	2,498
Eaton Vance CDO PLC
1.111% due 02/22/2027	4,314	4,276
Flatiron CLO Ltd.
2.115% due 10/25/2024	3,000	3,000
2.230% due 01/15/2023	2,515	2,519
Fortress Credit Investments Ltd.
1.929% due 07/17/2023	2,195	2,196
Fraser Sullivan CLO Ltd.
1.771% due 04/20/2023	1,553	1,554
GoldenTree Loan Opportunities Ltd.
0.977% due 05/01/2022	479	478
1.017% due 05/01/2022	1,197	1,192
GSAMP Trust
0.665% due 06/25/2036	635	556
2.175% due 10/25/2034	150	142
HSI Asset Securitization Corp. Trust
0.855% due 02/25/2036	1,300	1,068
KVK CLO Ltd.
2.257% due 02/10/2025	800	802
Lockwood Grove CLO Ltd.
2.085% due 01/25/2024	750	751
Long Beach Mortgage Loan Trust
1.085% due 10/25/2034	49	46
Mariner CLO LLC
2.221% due 07/23/2026	2,200	2,199
Morgan Stanley ABS Capital, Inc. Trust
0.605% due 09/25/2036	42	23
0.655% due 10/25/2036	177	141
Neuberger Berman CLO Ltd.
1.931% due 07/25/2023	600	600
Ocean Trails CLO
0.917% due 10/12/2020	337	336
Octagon Investment Partners Ltd.
1.978% due 01/19/2025	1,700	1,700
OHA Credit Partners Ltd.
2.038% due 05/15/2023	4,119	4,121
Palmer Square Loan Funding Ltd.
1.980% due 06/21/2024	1,500	1,502
Panhandle-Plains Higher Education Authority, Inc.
1.776% due 10/01/2035	819	809
Primus CLO Ltd.
0.913% due 07/15/2021	1,203	1,199
Residential Asset Mortgage Products Trust
1.290% due 06/25/2035	690	682
Residential Asset Securities Corp. Trust
0.675% due 08/25/2036	334	314
0.795% due 04/25/2036	914	889

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLC Student Loan Trust
0.940% due 06/15/2024		$865	$859
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	1,948	2,136
0.007% due 06/17/2024		3,975	4,342
Soundview Home Loan Trust
0.685% due 11/25/2036		$203	195
Specialty Underwriting & Residential Finance Trust
1.500% due 12/25/2035		606	552
SpringCastle America Funding LLC
3.050% due 04/25/2029 (a)		3,400	3,401
Symphony CLO LP
1.574% due 01/09/2023		559	559
Voya CLO Ltd.
0.929% due 12/13/2020		42	42
0.987% due 05/01/2022		2,063	2,060
1.980% due 10/15/2022		3,100	3,101
2.000% due 10/15/2022		500	500

Total Asset-Backed Securities (Cost $65,957)			64,978

SOVEREIGN ISSUES 4.0%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	79,360	24,247
Export-Import Bank of Korea
1.423% due 01/14/2017		$1,400	1,402
1.525% due 05/26/2019		1,900	1,908
Hydro-Quebec
1.302% due 09/29/2049 (f)		1,200	852
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,800	1,819

Total Sovereign Issues (Cost $30,079)			30,228

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Motors Liquidation Co. (b)		72,000	0

Total Common Stocks (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.5%

CERTIFICATES OF DEPOSIT 3.2%
Barclays Bank PLC
1.641% due 09/08/2017		$7,500	7,525
Credit Suisse AG
1.645% due 09/12/2017		2,900	2,904
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		1,300	1,301

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Natixis S.A.
1.553% due 09/25/2017		$4,700	$4,711
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		800	800
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		7,500	7,505

			24,746

COMMERCIAL PAPER 0.1%
ENI Finance USA, Inc.
1.750% due 10/02/2017		750	737

REPURCHASE AGREEMENTS (g) 0.2%
			1,356

JAPAN TREASURY BILLS 10.0%
(0.185)% due 10/24/2016 - 01/10/2017 (c)(d)	JPY	7,700,000	75,983

U.S. TREASURY BILLS 0.0%
0.475% due 03/02/2017 - 03/09/2017 (c)(d)		$301	300

Total Short-Term Instruments (Cost $102,037)			103,122

Total Investments in Securities (Cost $834,475)			841,584

		SHARES
INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		665,883	6,583

Total Short-Term Instruments (Cost $6,583)			6,583

Total Investments in Affiliates (Cost $6,583)			6,583

Total Investments 111.2% (Cost $841,058)			$848,167

Financial Derivative Instruments (i)(k) 4.3% (Cost or Premiums, net $(237))			32,973

Other Assets and Liabilities, net (15.5)%			(118,709)

Net Assets 100.0%			$762,431

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$1,356	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(1,384)	$1,356	$1,356

Total Repurchase Agreements						$(1,384)	$1,356	$1,356

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.950%	09/23/2016	10/24/2016	$(3,009)	$(3,010)
	1.500	09/28/2016	10/05/2016	(1,310)	(1,310)

Total Sale-Buyback Transactions					$(4,320)

(3)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(48,502) at a weighted average interest rate of 0.499%. Average borrowings include reverse repurchase agreements, of which there were none open at period end.

(4)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(h)	Securities with an aggregate market value of $4,311 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
SGY	$0	$0	$0	$0	$(293)	$(293)
SSB	1,356	0	0	1,356	(1,384)	(28)

Master Securities Forward Transaction Agreement
GSC	0	0	(4,320)	(4,320)	4,311	(9)

Total Borrowings and Other Financing Transactions	$1,356	$0	$(4,320)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(4,320)	$0	$0	$(4,320)

Total Borrowings	$0	$(4,320)	$0	$0	$(4,320)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(4,320)

36	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$131.000	10/21/2016	237	$(136)	$(150)

Total Written Options				$(136)	$(150)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	779	$(932)	$10	$0
E-mini S&P 500 Index December Futures	Long	12/2016	859	215	511	0
Euro-Bund 10-Year Bond December Futures	Short	12/2016	21	(25)	10	0
U.S. Treasury 10-Year Note December Futures	Short	12/2016	1,303	(246)	550	0

Total Futures Contracts				$(988)	$1,081	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Kinder Morgan, Inc.	1.000%	12/20/2021	1.700%	$700	$(25)	$(1)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	12/20/2021	$10,900	$(139)	$(34)	$0	$(18)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/16/2018	$80,800	$(1,669)	$(1,302)	$29	$0

Total Swap Agreements					$(1,833)	$(1,337)	$29	$(20)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(j)	Securities with an aggregate market value of $6,163 and cash of $1,887 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,081	$29	$1,110	$(150)	$0	$(20)	$(170)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	CAD	11,493		$8,903	$143	$0
	10/2016	DKK	25,635		3,831	0	(36)
	10/2016		$10,215	DKK	67,856	23	0
	12/2016	JPY	1,400,000		$13,789	0	(63)
	01/2017		1,260,000		12,490	7	0
	04/2017	DKK	123,958		18,724	21	(166)
BPS	10/2016	BRL	3,200		761	0	(223)
	10/2016	JPY	990,000		9,457	0	(317)
	10/2016		$986	BRL	3,200	0	(2)
BRC	10/2016		2,365	DKK	15,706	5	0
	07/2017	DKK	15,706		$2,396	0	(6)
CBK	10/2016	BRL	19,680		4,711	0	(1,340)
	10/2016	JPY	1,440,000		13,753	0	(463)
	10/2016		$6,062	BRL	19,680	0	(11)
	01/2017	DKK	2,400		$363	0	(1)
	01/2017	JPY	880,000		8,722	4	0
DUB	10/2016	BRL	48,380		14,904	27	0
	10/2016		$14,661	BRL	48,380	216	0
	01/2017	BRL	51,975		$15,214	0	(340)
	04/2017	DKK	36,960		5,510	0	(116)
FBF	10/2016		2,665		400	0	(2)
GLM	10/2016	BRL	8,180		2,007	0	(508)
	10/2016	DKK	8,185		1,233	2	(4)
	10/2016		$2,520	BRL	8,180	0	(5)
	10/2016		8,606	EUR	7,676	17	0
	11/2016	EUR	7,189		$8,069	0	(18)
	11/2016		$4,757	GBP	3,577	0	(117)
HUS	10/2016		5,622	DKK	37,350	13	0
	01/2017		700		4,655	5	0
	10/2017	DKK	37,350		$5,720	0	(18)
JPM	10/2016	BRL	155,650		41,518	0	(6,343)
	10/2016	DKK	66,510		9,964	10	(81)
	10/2016	NZD	175		127	0	0
	10/2016		$47,655	BRL	155,650	275	(70)
	10/2016		8,687	CAD	11,493	73	0
	11/2016	CAD	11,493		$8,688	0	(74)
	11/2016	GBP	6,607		8,577	6	0
	11/2016		$193	JPY	19,700	1	0
	01/2017	BRL	33,269		$9,679	0	(277)
	01/2017	JPY	1,160,000		11,493	1	0
	01/2017		$468	BRL	2,010	134	0
	10/2017	DKK	5,010		$768	0	(2)
MSB	10/2016	BRL	111,540		34,018	60	(339)
	10/2016	EUR	8,970		10,146	69	0
	10/2016		$26,441	BRL	111,540	7,857	0
	04/2017	DKK	9,700		$1,449	0	(27)
SCX	10/2016	CNH	67,411		10,325	232	0
	10/2016		$10,302	CNH	68,225	0	(87)
UAG	10/2016	JPY	570,000		$5,442	0	(184)
	10/2016		$1,445	EUR	1,294	9	0
	11/2016	INR	8,735		$129	0	(1)

Total Forward Foreign Currency Contracts						$9,210	$(11,241)

38	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970%	09/24/2018	$	5,800	$295	$127
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.650	03/01/2017		88,800	201	21
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		13,700	709	301

								$1,205	$449

Total Purchased Options								$1,205	$449

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	600	$(33)	$(12)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 29,000	$(302)	$(124)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	03/01/2017	19,300	(206)	(96)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	68,700	(731)	(292)

							$(1,239)	$(512)

Total Written Options							$(1,338)	$(524)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		237		0		0		0		237
Notional Amount in $	$	152,000	$	0	$	(15,200)	$	(11,600)	$	0	$	125,200
Premiums	$	(1,781)	$	(136)	$	420	$	23	$	0	$	(1,474)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.311%	EUR 1,300	$(11)	$14	$3	$0
BPS	Volkswagen International Finance NV	1.000	12/20/2017	0.355	300	(6)	9	3	0
BRC	Volkswagen International Finance NV	1.000	12/20/2017	0.355	3,400	(70)	102	32	0
GST	Volkswagen International Finance NV	1.000	12/20/2017	0.355	400	(8)	12	4	0
JPM	Volkswagen International Finance NV	1.000	12/20/2017	0.355	500	(11)	15	4	0

						$(106)	$152	$46	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$	193	$0	$1	$1	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017		386	0	3	3	0
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063		5,399	(52)	10	0	(42)

						$(52)	$14	$4	$(42)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.506% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	22,600	$25,231	$190	$(118)	$72	$0

							$190	$(118)	$72	$0

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	S&P 500 Total Return Index	3,193	3-Month USD-LIBOR less a specified spread	03/09/2017	$ 11,386	$0	$1,761	$1,761	$0
	Receive	S&P 500 Total Return Index	101,701	3-Month USD-LIBOR plus a specified spread	05/11/2017	396,125	0	22,426	22,426	0
	Receive	S&P 500 Total Return Index	51,854	3-Month USD-LIBOR plus a specified spread	06/21/2017	205,626	0	7,932	7,932	0
	Receive	S&P 500 Total Return Index	1,649	3-Month USD-LIBOR plus a specified spread	09/07/2017	6,145	0	647	647	0
JPM	Receive	S&P 500 Total Return Index	3,564	3-Month USD-LIBOR less a specified spread	04/06/2017	13,378	0	1,293	1,293	0

							$0	$34,059	$34,059	$0

Total Swap Agreements							$32	$34,107	$34,181	$(42)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

40	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(l)	Securities with an aggregate market value of $8,687 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (7)
BOA	$194	$0	$3	$197	$(265)	$(12)	$0	$(277)	$(80)	$0	$(80)
BPS	0	0	32,769	32,769	(542)	0	0	(542)	32,227	(27,126)	5,101
BRC	5	0	32	37	(6)	0	0	(6)	31	0	31
CBK	4	127	72	203	(1,815)	(124)	0	(1,939)	(1,736)	2,033	297
DUB	243	21	0	264	(456)	(96)	0	(552)	(288)	312	24
FBF	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
GLM	19	301	0	320	(652)	(292)	0	(944)	(624)	555	(69)
GST	0	0	5	5	0	0	0	0	5	0	5
HUS	18	0	0	18	(18)	0	0	(18)	0	0	0
JPM	500	0	1,300	1,800	(6,847)	0	0	(6,847)	(5,047)	5,452	405
MSB	7,986	0	0	7,986	(366)	0	0	(366)	7,620	(7,650)	(30)
MYC	0	0	0	0	0	0	(42)	(42)	(42)	(110)	(152)
SCX	232	0	0	232	(87)	0	0	(87)	145	0	145
UAG	9	0	0	9	(185)	0	0	(185)	(176)	335	159

Total Over the Counter	$9,210	$449	$34,181	$43,840	$(11,241)	$(524)	$(42)	$(11,807)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$511	$0	$570	$1,081
Swap Agreements	0	0	0	0	29	29

	$0	$0	$511	$0	$599	$1,110

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,210	$0	$9,210
Purchased Options	0	0	0	0	449	449
Swap Agreements	0	50	34,059	72	0	34,181

	$0	$50	$34,059	$9,282	$449	$43,840

	$0	$50	$34,570	$9,282	$1,048	$44,950

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$150	$150
Swap Agreements	0	20	0	0	0	20

	$0	$20	$0	$0	$150	$170

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,241	$0	$11,241
Written Options	0	0	0	12	512	524
Swap Agreements	0	42	0	0	0	42

	$0	$42	$0	$11,253	$512	$11,807

	$0	$62	$0	$11,253	$662	$11,977

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$12,839	$0	$(5,051)	$7,788
Swap Agreements	0	(112)	0	0	(527)	(639)

	$0	$(112)	$12,839	$0	$(5,578)	$7,149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,065)	$0	$(12,065)
Purchased Options	0	0	0	0	(1,432)	(1,432)
Written Options	0	23	0	0	(1,456)	(1,433)
Swap Agreements	0	398	5,784	479	259	6,920

	$0	$421	$5,784	$(11,586)	$(2,629)	$(8,010)

	$0	$309	$18,623	$(11,586)	$(8,207)	$(861)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(14)	$(14)
Futures	0	0	(3,969)	0	3,247	(722)
Swap Agreements	0	(35)	0	0	513	478

	$0	$(35)	$(3,969)	$0	$3,746	$(258)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,078	$0	$1,078
Purchased Options	0	0	0	0	713	713
Written Options	0	(23)	0	(5)	1,065	1,037
Swap Agreements	0	(263)	31,489	(795)	(177)	30,254

	$0	$(286)	$31,489	$278	$1,601	$33,082

	$0	$(321)	$27,520	$278	$5,347	$32,824

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$9,055	$0	$9,055
Corporate Bonds & Notes
Banking & Finance	0	225,162	0	225,162
Industrials	0	54,215	0	54,215
Utilities	0	15,543	0	15,543
U.S. Government Agencies	0	108,383	0	108,383
U.S. Treasury Obligations	0	175,862	0	175,862
Non-Agency Mortgage-Backed Securities	0	54,664	372	55,036
Asset-Backed Securities	0	61,577	3,401	64,978
Sovereign Issues	0	30,228	0	30,228
Short-Term Instruments
Certificates of Deposit	0	24,746	0	24,746
Commercial Paper	0	0	737	737
Repurchase Agreements	0	1,356	0	1,356
Japan Treasury Bills	0	75,983	0	75,983
U.S. Treasury Bills	0	300	0	300

	$0	$837,074	$4,510	$841,584

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,583	$0	$0	$6,583

Total Investments	$6,583	$837,074	$4,510	$848,167

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,081	29	0	1,110
Over the counter	0	43,840	0	43,840

	$1,081	$43,869	$0	$44,950

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(170)	0	(170)
Over the counter	0	(11,807)	0	(11,807)

	$0	$(11,977)	$0	$(11,977)

Totals	$7,664	$868,966	$4,510	$881,140

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

42	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.9%

BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023		$742	$752
Charter Communications Operating LLC
3.500% due 01/24/2023		896	902
Community Health Systems, Inc.
4.083% due 12/31/2018		350	348
FCA US LLC
3.500% due 05/24/2017		1,038	1,042

Total Bank Loan Obligations (Cost $3,016)			3,044

CORPORATE BONDS & NOTES 10.9%

BANKING & FINANCE 8.8%
Ally Financial, Inc.
6.250% due 12/01/2017		700	729
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		2,029	2,018
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (f)	EUR	1,000	1,049
9.000% due 05/09/2018 (f)		$200	205
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	2,029
Banco Espirito Santo S.A.
4.750% due 01/15/2018 ^	EUR	300	79
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)		2,400	2,790
Bank of America Corp.
1.435% due 08/25/2017		$5,500	5,507
2.650% due 04/01/2019		11,900	12,162
5.750% due 12/01/2017		1,200	1,258
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	3,900	6,335
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	800	841
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,400	1,467
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		400	399
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,900	2,151
Citigroup, Inc.
5.950% due 05/15/2025 (f)		$700	715
Credit Agricole S.A.
1.390% due 06/12/2017		8,600	8,613
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		600	605
3.157% due 08/04/2020		1,500	1,545
General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,300	10,378
4.750% due 08/15/2017		1,600	1,644
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		1,800	1,793
HSBC Holdings PLC
2.354% due 01/05/2022 (a)		1,700	1,709
3.400% due 03/08/2021		700	724
4.300% due 03/08/2026		600	644
HSBC USA, Inc.
1.558% due 08/07/2018		900	902
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,100	1,006
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,314
Morgan Stanley
1.995% due 04/25/2018		6,000	6,071
MUFG Union Bank N.A.
1.178% due 05/05/2017		3,400	3,403
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	225
Novo Banco S.A.
5.000% due 04/23/2019		6,700	5,231

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$500	$542
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		700	784
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,232
Swedbank Hypotek AB
1.375% due 03/28/2018		8,500	8,507
UBS AG
5.125% due 05/15/2024		5,200	5,383
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	410
4.125% due 09/24/2025		500	525
Wells Fargo & Co.
2.600% due 07/22/2020		200	204

			105,128

INDUSTRIALS 1.4%
AbbVie, Inc.
1.800% due 05/14/2018		600	603
2.500% due 05/14/2020		300	307
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		200	210
4.500% due 05/14/2035		200	214
4.700% due 05/14/2045		100	108
Actavis Funding SCS
2.100% due 03/12/2020		600	610
3.800% due 03/15/2025		1,200	1,273
Charter Communications Operating LLC
4.464% due 07/23/2022		400	433
4.908% due 07/23/2025		800	885
6.384% due 10/23/2035		200	237
6.484% due 10/23/2045		300	365
6.834% due 10/23/2055		100	121
CVS Health Corp.
3.500% due 07/20/2022		100	107
3.875% due 07/20/2025		797	870
HCA, Inc.
3.750% due 03/15/2019		5,100	5,272
Kraft Heinz Foods Co.
2.000% due 07/02/2018		200	202
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		100	108
5.000% due 07/15/2035		100	116
5.200% due 07/15/2045		100	119
QUALCOMM, Inc.
4.800% due 05/20/2045		300	329
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,000	1,002
2.400% due 09/23/2021		870	873
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,700	1,756

			16,330

UTILITIES 0.7%
AT&T, Inc.
4.500% due 05/15/2035		100	106
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	500	564
3.737% due 03/17/2020		$800	784
4.375% due 05/20/2023		300	269
4.875% due 03/17/2020		100	101
5.375% due 01/27/2021		100	99
5.750% due 01/20/2020		300	310
8.375% due 05/23/2021		2,100	2,306
Verizon Communications, Inc.
2.606% due 09/14/2018		3,400	3,491

			8,030

Total Corporate Bonds & Notes (Cost $131,520)			129,488

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	$100	$160
6.918% due 04/01/2040	1,100	1,625
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	133
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	554

		2,472

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	394
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	555
7.750% due 01/01/2042	800	861
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	251

		2,061

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	567

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	156

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	800	1,219

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	116
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,279

		1,395

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	221

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,668

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	520	500

Total Municipal Bonds & Notes (Cost $7,840)		10,259

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae
0.585% due 12/25/2036	$36	$36
0.875% due 07/25/2037 - 03/25/2044	214	215
0.905% due 07/25/2037	86	86
0.925% due 09/25/2035	145	144
0.935% due 09/25/2035	263	263
1.245% due 06/25/2037	368	371
1.255% due 06/25/2040	565	572
1.275% due 01/25/2040	987	1,000
1.689% due 07/01/2044	21	21
2.310% due 08/01/2022	100	103
2.644% due 08/01/2033	20	21
2.661% due 09/01/2033	52	55
2.742% due 05/25/2035	16	17
2.784% due 01/01/2036	49	52
2.960% due 05/01/2022	3,926	4,168
3.048% due 05/01/2036	2	2
3.155% due 05/01/2022	1,045	1,119
3.277% due 06/01/2033	122	129
3.500% due 09/01/2046	41,300	43,584
3.750% due 07/25/2042	4,874	5,484
4.316% due 12/01/2036	11	12
4.504% due 07/01/2019	825	881
4.693% due 09/01/2034	8	8
5.000% due 04/25/2033 - 04/01/2038	36	40
5.500% due 03/01/2034 - 07/01/2035	146	166
6.000% due 08/01/2036 - 02/01/2038	198	227
6.500% due 10/01/2035 - 10/01/2036	194	224
Fannie Mae, TBA
3.000% due 12/01/2046	21,100	21,844
3.500% due 10/01/2046	5,000	5,277
4.500% due 11/01/2046	10,000	10,941
5.000% due 11/01/2046	5,000	5,551
5.500% due 10/01/2046	4,000	4,508
FDIC Structured Sale Guaranteed Notes
1.023% due 11/29/2037	291	291
Freddie Mac
1.094% due 06/15/2041	167	168
1.224% due 08/15/2037	216	218
1.234% due 10/15/2037	44	44
1.244% due 05/15/2037 - 09/15/2037	253	256
1.689% due 02/25/2045	22	23
2.375% due 02/01/2024	4	4
2.959% due 03/01/2034	106	112
4.500% due 03/01/2029	73	80
5.500% due 08/15/2030 - 07/01/2038	58	65
Freddie Mac, TBA
5.000% due 11/01/2046	1,000	1,107
Ginnie Mae
2.000% due 03/20/2027	1	1
5.000% due 04/15/2036 - 09/15/2039	2,807	3,152
8.000% due 02/15/2030	1	1
Ginnie Mae, TBA
3.500% due 10/01/2046	10,000	10,634
4.000% due 10/01/2046	3,000	3,225
Small Business Administration
5.520% due 06/01/2024	148	161

Total U.S. Government Agencies (Cost $125,515)		126,663

U.S. TREASURY OBLIGATIONS 22.7%
U.S. Treasury Bonds
2.500% due 02/15/2046	12,800	13,276
2.500% due 05/15/2046	200	208
2.875% due 08/15/2045 (k)	11,400	12,740
3.000% due 11/15/2044	1,550	1,773
3.125% due 08/15/2044	8,000	9,368
3.750% due 11/15/2043 (g)	8,500	11,097

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (i)		$7,868	$8,040
0.125% due 07/15/2022		40,918	41,951
0.125% due 07/15/2024		3,851	3,915
0.250% due 01/15/2025		35,307	36,027
0.375% due 07/15/2023 (i)		22,461	23,314
0.625% due 01/15/2026		2,228	2,348
0.750% due 02/15/2045		1,124	1,167
1.125% due 01/15/2021 (i)		990	1,055
1.750% due 01/15/2028		4,595	5,393
2.000% due 01/15/2026		3,395	3,996
2.375% due 01/15/2025		3,830	4,573
2.375% due 01/15/2027		15,394	18,921
2.500% due 01/15/2029		5,380	6,850
3.625% due 04/15/2028		149	206
U.S. Treasury Notes
2.000% due 08/15/2025 (i)(k)		18,150	18,798
2.125% due 09/30/2021 (i)(k)		2,200	2,299
2.125% due 05/15/2025 (i)(k)		26,300	27,517
2.375% due 08/15/2024 (i)(k)		14,000	14,925

Total U.S. Treasury Obligations (Cost $259,792)			269,757

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
American Home Mortgage Investment Trust
3.245% due 02/25/2045		74	75
Banc of America Funding Trust
2.997% due 05/25/2035		84	86
3.002% due 01/20/2047 ^		140	118
BCRR Trust
5.858% due 07/17/2040		325	325
Bear Stearns Adjustable Rate Mortgage Trust
2.797% due 04/25/2033		1	1
3.087% due 01/25/2034		45	45
4.094% due 01/25/2034		2	1
Bear Stearns ALT-A Trust
0.865% due 08/25/2036 ^		2,840	2,553
2.980% due 05/25/2035		374	362
3.142% due 09/25/2035		85	73
ChaseFlex Trust
0.825% due 07/25/2037		745	564
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		10	10
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		31	31
Countrywide Alternative Loan Trust
0.645% due 06/25/2036		4,222	3,326
0.705% due 05/25/2047		356	306
0.742% due 03/20/2046		6,234	4,666
2.067% due 08/25/2035		11,412	9,600
6.000% due 10/25/2033		15	16
6.000% due 12/25/2034		6,763	6,749
6.000% due 12/25/2035 ^		5,642	5,226
Countrywide Home Loan Mortgage Pass-Through Trust
2.852% due 02/20/2035		237	237
3.309% due 02/20/2036 ^		55	49
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		45	45
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^		1,362	1,330
First Horizon Mortgage Pass-Through Trust
2.980% due 08/25/2035		91	80
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	247	209
GSMPS Mortgage Loan Trust
0.875% due 01/25/2036		$3,014	2,542
GSR Mortgage Loan Trust
2.680% due 06/25/2034		64	62
3.085% due 11/25/2035		88	85
3.136% due 11/25/2035 ^		286	261
6.000% due 03/25/2037 ^		46	43
HarborView Mortgage Loan Trust
0.751% due 05/19/2035		1,964	1,643

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac CMB Trust
1.525% due 07/25/2033	$26	$25
IndyMac Mortgage Loan Trust
0.715% due 09/25/2046	448	373
1.145% due 06/25/2034	430	407
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049	610	614
5.439% due 01/15/2049	3,839	3,873
JPMorgan Mortgage Trust
2.750% due 11/25/2035	193	184
2.947% due 07/25/2035	1,425	1,428
3.182% due 08/25/2034	1,052	1,057
5.750% due 01/25/2036 ^	46	39
LB Commercial Mortgage Trust
6.069% due 07/15/2044	4,201	4,288
Leek Finance PLC
1.081% due 12/21/2038	1,243	1,330
Merrill Lynch Mortgage Investors Trust
0.735% due 02/25/2036	98	89
0.775% due 11/25/2035	55	51
2.652% due 02/25/2035	1,272	1,275
2.745% due 12/25/2032	2	2
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	202
Morgan Stanley Capital Trust
5.610% due 04/15/2049	33	33
Prime Mortgage Trust
0.925% due 02/25/2034	12	11
Residential Accredit Loans, Inc. Trust
0.695% due 01/25/2037	3,608	2,817
0.710% due 08/25/2036	1,051	843
5.500% due 01/25/2035 ^	1,353	1,353
Structured Adjustable Rate Mortgage Loan Trust
3.041% due 08/25/2035	81	75
Structured Asset Mortgage Investments Trust
0.781% due 07/19/2035	420	408
Thornburg Mortgage Securities Trust
2.781% due 06/25/2047 ^	701	629
WaMu Mortgage Pass-Through Certificates Trust
0.815% due 10/25/2045	42	40
0.895% due 05/25/2034	2,860	2,441
1.507% due 02/25/2046	164	152
1.707% due 11/25/2042	21	20
1.864% due 08/25/2042	15	14
1.943% due 02/27/2034	43	42
2.729% due 07/25/2037	13,956	12,636
Washington Mutual Mortgage Pass-Through Certificates Trust
1.337% due 11/25/2046	12,286	8,980
Wells Fargo Mortgage-Backed Securities Trust
2.859% due 01/25/2035	114	115
2.894% due 03/25/2036	143	143
3.015% due 07/25/2036 ^	990	953

Total Non-Agency Mortgage-Backed Securities (Cost $87,053)		87,661

ASSET-BACKED SECURITIES 11.1%
ACE Securities Corp. Home Equity Loan Trust
0.655% due 12/25/2036	7,267	4,807
Amortizing Residential Collateral Trust
1.105% due 07/25/2032	18	17
Argent Securities Trust
0.795% due 05/25/2036	7,164	2,678
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.905% due 02/25/2036	1,801	1,292
Asset-Backed Securities Corp. Home Equity Loan Trust
1.485% due 07/25/2035	300	280
Bear Stearns Asset-Backed Securities Trust
1.475% due 10/25/2037	3,186	2,678
2.198% due 10/25/2036	423	308
Citigroup Mortgage Loan Trust, Inc.
0.665% due 05/25/2037	33	33
0.785% due 03/25/2037	2,010	1,596

44	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.655% due 12/25/2036 ^		$2,776	$2,715
0.665% due 02/25/2037		329	326
0.665% due 05/25/2037		5,453	4,651
0.665% due 07/25/2037 ^		9,488	7,945
0.665% due 06/25/2047 ^		1,570	1,150
0.675% due 04/25/2047		578	524
0.765% due 12/25/2031 ^		40	31
5.301% due 04/25/2047 ^		28	28
Countrywide Asset-Backed Certificates Trust
0.675% due 02/25/2037		602	591
0.685% due 03/25/2037		670	651
0.874% due 05/25/2036		4,235	4,216
Credit Suisse First Boston Mortgage Securities Corp.
1.145% due 01/25/2032		9	8
Credit-Based Asset Servicing and Securitization LLC
0.775% due 07/25/2036		2,000	1,504
Fremont Home Loan Trust
0.585% due 01/25/2037		10	5
Hillmark Funding Ltd.
1.061% due 05/21/2021		332	331
HSI Asset Securitization Corp. Trust
0.675% due 12/25/2036		12,000	8,649
JPMorgan Mortgage Acquisition Trust
0.660% due 07/25/2036		2,042	1,468
0.735% due 03/25/2037		5,048	4,720
LCM LP
1.581% due 04/15/2022		3,683	3,687
Long Beach Mortgage Loan Trust
0.905% due 08/25/2045		8,956	8,427
1.085% due 10/25/2034		12	12
MASTR Asset-Backed Securities Trust
0.625% due 11/25/2036		13,479	8,851
Morgan Stanley ABS Capital, Inc. Trust
0.655% due 02/25/2037		4,712	3,446
0.675% due 06/25/2036		2,727	1,787
0.705% due 02/25/2037		1,909	923
0.740% due 03/25/2037		12,631	6,201
0.755% due 09/25/2036		1,111	636
RAAC Trust
1.005% due 03/25/2037		1,319	1,287
Residential Asset Securities Corp. Trust
0.965% due 12/25/2035		10,019	7,691
0.995% due 11/25/2035		13,000	10,011
Securitized Asset-Backed Receivables LLC Trust
0.615% due 05/25/2037		17,761	11,043
0.775% due 05/25/2036		3,934	2,444
SLM Private Education Loan Trust
3.774% due 05/16/2044		156	163
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	575	630
SpringCastle America Funding LLC
2.700% due 05/25/2023		$2,387	2,396
Structured Asset Investment Loan Trust
0.674% due 09/25/2036		2,460	2,164
Structured Asset Securities Corp. Mortgage Loan Trust
0.845% due 05/25/2037		1,087	1,053
0.865% due 02/25/2036		2,618	2,428
1.175% due 04/25/2031		4,830	4,006

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Wood Street CLO BV
0.107% due 11/22/2021	EUR	24	$27

Total Asset-Backed Securities (Cost $127,090)			132,515

SOVEREIGN ISSUES 6.1%
Brazil Government International Bond
5.625% due 02/21/2047		$2,300	2,266
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	3,290	980
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		172,600	52,736
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$8,000	8,838
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,403
Province of Ontario
1.100% due 10/25/2017		300	300
1.650% due 09/27/2019		900	908
5.500% due 06/02/2018	CAD	100	82
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,771
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	230,000	2,206

Total Sovereign Issues (Cost $70,539)			72,490

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Motors Liquidation Co. (b)		40,000	0

Total Common Stocks (Cost $0)			0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup Capital
7.122% due 10/30/2040		22,800	601

Total Preferred Securities (Cost $607)			601

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.9%

CERTIFICATES OF DEPOSIT 1.7%
Credit Suisse AG
1.645% due 09/12/2017		$4,400	4,405
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		1,500	1,501
Natixis S.A.
1.553% due 09/25/2017		7,300	7,317
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		2,200	2,201

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		$5,100	$5,104

			20,528

COMMERCIAL PAPER 0.1%
ENI Finance USA, Inc.
1.750% due 10/02/2017		300	294
Viacom, Inc.
1.300% due 11/14/2016		1,100	1,099

			1,393

SHORT-TERM NOTES 0.1%
Kansas City Southern
1.443% due 10/28/2016		600	600
Kraft Heinz Foods Co.
1.600% due 06/30/2017		300	301

			901

JAPAN TREASURY BILLS 14.9%
(0.314)% due 10/17/2016 - 01/10/2017 (c)(d)	JPY	17,980,000	177,372

U.S. TREASURY BILLS 0.1%
0.475% due 03/02/2017 - 03/09/2017 (c)(d)(k)		$752	751

Total Short-Term Instruments (Cost $195,793)			200,945

Total Investments in Securities (Cost $1,008,765)			1,033,423

		SHARES
INVESTMENTS IN AFFILIATES 23.0%

SHORT-TERM INSTRUMENTS 23.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.0%
PIMCO Short-Term Floating NAV Portfolio III		27,601,162	272,865

Total Short-Term Instruments (Cost $272,826)			272,865

Total Investments in Affiliates (Cost $272,826)			272,865

Total Investments 109.9% (Cost $1,281,591)			$1,306,288

Financial Derivative Instruments (h)(j) 5.1% (Cost or Premiums, net $13,373)			60,901

Other Assets and Liabilities, net (15.0)%			(178,865)

Net Assets 100.0%			$1,188,324

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(11,332)	$(11,349)

Total Sale-Buyback Transactions					$(11,349)

(1)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(8,847) at a weighted average interest rate of 0.407%.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae, TBA	3.500%	10/01/2046	$30,000	$(31,579)	$(31,662)
Fannie Mae, TBA	4.000	10/01/2046	2,800	(2,996)	(3,007)
U.S. Treasury Bonds	4.500	02/15/2036	8,500	(12,207)	(12,036)

Total Short Sales				$(46,782)	$(46,705)

(2)	Payable for short sales includes $51 of accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged as of September 30, 2016:

(g)	Securities with an aggregate market value of $11,097 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (3)
Master Securities Forward Transaction Agreement
NOM	$0	$0	$(11,349)	$(12,036)	$(23,385)	$11,097	$(12,288)

Total Borrowings and Other Financing Transactions	$0	$0	$(11,349)	$(12,036)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(11,349)	$0	$0	$(11,349)

Total Borrowings	$0	$(11,349)	$0	$0	$(11,349)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(11,349)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$116.000	11/25/2016	645	$6	$1

Total Purchased Options				$6	$1

46	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$131.000	10/21/2016	369	$(213)	$(234)

Total Written Options				$(213)	$(234)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,625	$264	$20	$0
90-Day Eurodollar December Futures	Long	12/2017	2,382	38	0	(119)
90-Day Eurodollar December Futures	Short	12/2019	2,382	(150)	268	0
Australia Government 10-Year Bond December Futures	Long	12/2016	17	17	9	(3)
E-mini S&P 500 Index December Futures	Long	12/2016	1,867	801	1,154	0
Euro-Bobl December Futures	Long	12/2016	337	221	0	(61)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	156	214	0	(79)
U.S. Treasury 2-Year Note December Futures	Long	12/2016	181	0	0	(17)
U.S. Treasury 5-Year Note December Futures	Long	12/2016	3,124	87	0	(659)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	970	21	0	(409)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	17	45	25	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	173	(346)	0	(373)
United Kingdom Long Gilt December Futures	Short	12/2016	98	133	116	0

Total Futures Contracts				$1,345	$1,592	$(1,720)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
Index/Tranches						Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$36,200	$486	$117	$38	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018	$	453,800	$497	$56	$0	$(45)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		730,600	(15,090)	(3,899)	257	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		10,000	(134)	(4)	19	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		217,800	(14,463)	(1,540)	553	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		9,800	(800)	(80)	45	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,400	(109)	(114)	7	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		70,110	(1,727)	(24)	379	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		11,600	(24)	(24)	34	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		66,200	(15,246)	(12,666)	1,209	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		10,200	(1,743)	(815)	184	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		10,800	(1,119)	(821)	191	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		27,900	(2,800)	(344)	500	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		8,200	(771)	0	153	0
Pay	6-Month EUR-EURIBOR	0.500	09/21/2023	EUR	73,800	3,004	120	0	(52)
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		6,100	126	83	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	47

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month EUR-EURIBOR	1.250%	09/21/2046	EUR	17,700	$(2,808)	$(129)	$36	$0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,600	(245)	4	4	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,300	(288)	(194)	4	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		15,900	(1,677)	(1,058)	28	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		14,500	87	(236)	78	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		4,100	(1,085)	188	118	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	114,400	(31)	(63)	0	(10)
Pay	28-Day MXN-TIIE	5.500	09/13/2017		20,000	0	(27)	0	(2)
Pay	28-Day MXN-TIIE	5.615	05/21/2021		11,500	(11)	(9)	0	(1)
Pay	28-Day MXN-TIIE	5.660	11/05/2021		80,000	(80)	(55)	0	(9)
Pay	28-Day MXN-TIIE	5.660	11/09/2021		33,600	(34)	(24)	0	(4)
Pay	28-Day MXN-TIIE	5.780	10/06/2022		29,600	(30)	(34)	0	(3)
Pay	28-Day MXN-TIIE	5.750	06/05/2023		1,400	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		1,400	(1)	(4)	0	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		24,400	(25)	(46)	0	(2)
Pay	28-Day MXN-TIIE	5.890	03/26/2025		20,800	(32)	(21)	0	(1)
Pay	28-Day MXN-TIIE	6.810	06/19/2034		21,700	3	(36)	0	(2)

						$(56,658)	$(21,818)	$3,799	$(132)

Total Swap Agreements						$(56,172)	$(21,701)	$3,837	$(132)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(i)	Securities with an aggregate market value of $33,307 and cash of $2,238 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$1	$1,592	$3,837	$5,430	$(234)	$(1,720)	$(132)	$(2,086)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	BRL	34,588		$10,655	$ 20	$0
	10/2016	GBP	24,065		31,839	647	0
	10/2016	JPY	3,581,652		35,707	386	0
	10/2016		$10,586	BRL	34,588	49	0
	10/2016		11,250	MXN	220,553	103	0
	12/2016	JPY	1,520,000		$14,971	0	(68)
	01/2017		1,370,000		13,580	8	0
BPS	10/2016	BRL	13,171		3,575	18	(488)
	10/2016	JPY	5,170,000		49,158	0	(1,865)
	10/2016		$2,156	BRL	7,000	0	(4)
	10/2016		26,414	GBP	20,303	0	(99)
	11/2016	GBP	20,303		$26,428	96	0
BRC	10/2016		$5,893	CNH	39,842	73	0
CBK	10/2016	BRL	51,240		$12,541	0	(3,215)
	10/2016	JPY	6,520,000		62,011	0	(2,337)
	10/2016	MXN	283,330		14,404	0	(181)
	10/2016		$15,785	BRL	51,240	0	(29)
	10/2016		7,736	MXN	140,458	0	(506)
	11/2016	AUD	703		$536	0	(2)
	11/2016	ZAR	1,447		104	0	(1)
	01/2017	JPY	960,000		9,515	4	0

48	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	10/2016	BRL	105,220		$32,413	$59	$0
	10/2016		$31,885	BRL	105,220	469	0
	10/2016		3,266	CNH	22,054	36	0
	01/2017	BRL	111,947		$32,830	0	(672)
FBF	10/2016		$8,254	RUB	528,753	141	0
	12/2016	RUB	528,753		$8,141	0	(134)
GLM	10/2016	BRL	13,400		3,287	0	(833)
	10/2016		$4,128	BRL	13,400	0	(8)
	10/2016		36,079	EUR	32,183	74	0
	10/2016		3,893	GBP	3,010	8	0
	11/2016	EUR	31,331		$35,165	0	(78)
HUS	10/2016		$1,910	BRL	6,150	0	(24)
	10/2016		26,449	CNH	173,040	25	(564)
	11/2016	HKD	1,209		$156	0	0
	11/2016	SGD	33,440		24,932	405	0
	01/2021	BRL	1,770		273	0	(125)
JPM	10/2016		71,750		16,898	0	(5,165)
	10/2016		$21,465	BRL	71,750	598	(1)
	10/2016		3,254	CNH	21,997	40	0
	10/2016		11,102	EUR	9,906	26	0
	10/2016		1,005	GBP	752	0	(30)
	01/2017	BRL	72,362		$21,052	0	(603)
	01/2017	JPY	1,250,000		12,385	1	0
MSB	10/2016	BRL	66,498		19,509	48	(986)
	10/2016	EUR	31,262		35,360	241	0
	10/2016		$20,485	BRL	66,498	0	(38)
	11/2016		10,593		34,582	0	(50)
SCX	10/2016	CNH	468,798		$71,583	1,391	0
	10/2016	EUR	10,827		12,105	0	(57)
	10/2016	RUB	528,753		8,050	0	(344)
	10/2016		$2,506	CNH	16,938	30	0
	10/2016		35,567	JPY	3,581,652	0	(247)
	11/2016	JPY	3,581,652		$35,611	248	0
	11/2016		$24,380	SGD	33,215	0	(17)
	02/2017	CNH	107,844		$15,575	0	(476)
	02/2017		$6,472	CNH	43,515	5	0
SOG	10/2016		3,728		25,171	41	0
UAG	10/2016	JPY	1,190,000		$11,361	0	(384)
	01/2017	CNH	28,703		4,178	0	(101)
	02/2017		$2,678	CNH	17,760	0	(34)

Total Forward Foreign Currency Contracts						$5,290	$(19,766)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017	$	300	$12	$32
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		33,114	353	3
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	9,300	364	20
	Put - OTC USD versus MXN		18.800	11/09/2016	$	10,833	150	89
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		6,600	277	875

							$1,156	$1,019

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$2,800	$274	$394
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	2,800	274	142
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	5,300	490	746
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	5,300	541	269
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	10,800	1,237	1,783
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	10,800	1,237	779

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	49

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$ 60,200	$115	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	11,600	590	254
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	71,200	242	152
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	23,100	1,195	507
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	82,100	295	175
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	5,500	551	776
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	5,500	551	298
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	19,300	1,788	2,739
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	19,300	2,068	1,041
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	27,900	2,767	4,150
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	27,900	2,767	1,428
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	15,400	740	347
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	19,800	2,281	3,450
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	19,800	2,281	1,390

							$22,284	$20,820

Total Purchased Options							$23,440	$21,839

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016	$	10,400	$(570)	$(3)
	Call - OTC USD versus RUB		108.000	02/22/2017		300	(12)	0
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		66,228	(313)	(2)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,540	(327)	(32)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,540	(379)	(1,017)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	5,494	(213)	(12)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,494	(191)	(243)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017	$	7,640	(968)	(95)
	Put - OTC USD versus BRL		5.000	10/19/2017		7,640	(1,153)	(3,059)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,922	(156)	(21)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	9,300	(297)	(59)
	Put - OTC EUR versus MXN		18.900	03/21/2017		8,184	(332)	(18)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,184	(268)	(362)
	Put - OTC USD versus MXN		18.350	11/09/2016	$	21,666	(150)	(76)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	5,200	(340)	(4)
	Put - OTC USD versus BRL	BRL	3.150	10/11/2016	$	12,006	(83)	(17)
	Call - OTC USD versus BRL		3.350	10/11/2016		12,006	(83)	(40)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	5,000	(355)	(4)
	Call - OTC USD versus RUB		110.000	02/24/2017	$	6,600	(285)	(2)

							$(6,475)	$(5,066)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(9)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(14)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	57,800	$(601)	$(246)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		12,800	(115)	(29)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		115,400	(1,229)	(491)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		3,400	(57)	(68)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		11,600	(186)	(238)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		5,800	(100)	(116)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		11,500	(195)	(236)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		77,100	(816)	(351)

								$(3,299)	$(1,775)

50	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$ 377	$0	$10

Total Written Options					$(9,788)	$(6,831)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		17,327		(7,952)		(9,006)		0		369
Notional Amount in $	$	432,273	$	246,227	$	(43,007)	$	(150,769)	$	(34,959)	$	449,765
Notional Amount in EUR	EUR	102,456	EUR	43,904	EUR	0	EUR	(88,740)	EUR	(10,764)	EUR	46,856
Notional Amount in GBP	GBP	0	GBP	36,600	GBP	0	GBP	(36,600)	GBP	0	GBP	0
Premiums	$	(10,566)	$	(5,325)	$	1,277	$	4,136	$	477	$	(10,001)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Korea Government International Bond	1.000%	09/20/2022	0.491%	$ 700	$10	$11	$21	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR 1,500	(11)	14	3	0
BPS	Korea Government International Bond	1.000	09/20/2022	0.491	$ 300	5	4	9	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR 600	(8)	9	1	0
DUB	Export-Import Bank of China	1.000	06/20/2017	0.211	$ 100	(4)	5	1	0
GST	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR 500	(7)	8	1	0
JPM	Volkswagen International Finance NV	1.000	12/20/2016	0.311	100	(1)	1	0	0
MYC	Korea Government International Bond	1.000	09/20/2022	0.491	$ 100	2	1	3	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR 200	(2)	3	1	0

						$(16)	$56	$40	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$ 738	$(150)	$37	$0	$(113)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	4	84	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	700	94	3	97	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	386	0	3	3	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	675	0	4	4	0

					$24	$51	$188	$(113)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	51

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI	0.710%	01/29/2020	EUR	9,200	$(11)	$(69)	$0	$(80)
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	3,270,000	0	(1)	0	(1)
BPS	Receive	3-Month EUR-EXT-CPI	0.700	01/30/2020	EUR	9,200	(2)	(73)	0	(75)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	220	0	13	13	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,910	(3)	33	30	0
	Receive	3-Month EUR-EXT-CPI	0.990	03/31/2020	EUR	10,900	(3)	(215)	0	(218)
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	4,910,000	0	(1)	0	(1)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,193	(3)	38	35	0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	6,550,000	0	(1)	0	(1)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	5	6	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		3,460	0	51	51	0
	Receive	3-Month EUR-EXT-CPI	0.740	01/26/2020	EUR	15,900	(52)	(115)	0	(167)
	Receive	3-Month EUR-EXT-CPI	0.660	01/30/2020		21,400	(2)	(122)	0	(124)
	Receive	3-Month EUR-EXT-CPI	0.992	03/30/2020		31,800	(3)	(637)	0	(640)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	500	(1)	0	0	(1)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	5	6	0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	6,548,000	0	(1)	0	(1)
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,370	(2)	24	22	0

							$ (80)	$(1,066)	$ 163	$(1,309)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	S&P 500 Total Return Index	15,112	3-Month USD-LIBOR less a specified spread	03/09/2017	$53,889	$0	$8,338	$8,338	$0
	Receive	S&P 500 Total Return Index	70,954	3-Month USD-LIBOR plus a specified spread	05/11/2017	276,366	0	15,646	15,646	0
	Receive	S&P 500 Total Return Index	100,838	3-Month USD-LIBOR plus a specified spread	06/21/2017	399,871	0	15,426	15,426	0
	Receive	S&P 500 Total Return Index	14,578	3-Month USD-LIBOR plus a specified spread	09/07/2017	54,325	0	5,717	5,717	0
JPM	Receive	S&P 500 Total Return Index	37,293	3-Month USD-LIBOR less a specified spread	04/06/2017	140,606	0	12,929	12,929	0

							$0	$58,056	$58,056	$0

Total Swap Agreements							$(72)	$57,097	$58,447	$(1,422)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(k)	Securities with an aggregate market value of $15,307 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (7)
BOA	$1,213	$568	$108	$1,889	$(68)	$(3)	$(194)	$(265)	$1,624	$(1,380)	$244
BPS	114	3,577	45,137	48,828	(2,456)	0	(75)	(2,531)	46,297	(39,960)	6,337
BRC	73	0	0	73	0	0	0	0	73	(51)	22
CBK	4	257	140	401	(6,271)	(277)	(219)	(6,767)	(6,366)	6,496	130
DUB	564	0	36	600	(672)	(1,049)	(1)	(1,722)	(1,122)	1,047	(75)
FBF	141	0	6	147	(134)	(3,430)	0	(3,564)	(3,417)	3,548	131
GLM	82	768	51	901	(919)	(1,312)	(932)	(3,163)	(2,262)	2,318	56
GST	0	0	4	4	0	0	0	0	4	0	4

52	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (7)
HUS	$430	$0	$0	$430	$(713)	$(61)	$0	$(774)	$(344)	$595	$251
JPM	665	175	12,939	13,779	(5,799)	(342)	(1)	(6,142)	7,637	(6,293)	1,344
MSB	289	0	0	289	(1,074)	0	0	(1,074)	(785)	890	105
MYC	0	15,619	26	15,645	0	(351)	0	(351)	15,294	(16,653)	(1,359)
SCX	1,674	0	0	1,674	(1,141)	0	0	(1,141)	533	(950)	(417)
SOG	41	875	0	916	0	(6)	0	(6)	910	(880)	30
UAG	0	0	0	0	(519)	0	0	(519)	(519)	412	(107)

Total Over the Counter	$5,290	$21,839	$58,447	$85,576	$(19,766)	$(6,831)	$(1,422)	$(28,019)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	1,154	0	438	1,592
Swap Agreements	0	38	0	0	3,799	3,837

	$0	$38	$1,154	$0	$4,238	$5,430

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,290	$0	$5,290
Purchased Options	0	0	0	1,019	20,820	21,839
Swap Agreements	0	228	58,056	0	163	58,447

	$0	$228	$58,056	$6,309	$20,983	$85,576

	$0	$266	$59,210	$6,309	$25,221	$91,006

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$234	$234
Futures	0	0	0	0	1,720	1,720
Swap Agreements	0	0	0	0	132	132

	$0	$0	$0	$0	$2,086	$2,086

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,766	$0	$19,766
Written Options	0	0	0	5,056	1,775	6,831
Swap Agreements	0	113	0	0	1,309	1,422

	$0	$113	$0	$24,822	$3,084	$28,019

	$0	$113	$0	$24,822	$5,170	$30,105

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	53

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(597)	$0	$(64)	$(661)
Written Options	0	0	364	0	665	1,029
Futures	0	0	23,406	0	6,194	29,600
Swap Agreements	0	877	0	0	(49,804)	(48,927)

	$0	$877	$23,173	$0	$(43,009)	$(18,959)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,061	$0	$13,061
Purchased Options	0	(10)	0	(390)	(331)	(731)
Written Options	0	11	0	1,127	109	1,247
Swap Agreements	0	667	7,204	0	(1,493)	6,378

	$0	$668	$7,204	$13,798	$(1,715)	$19,955

	$0	$1,545	$30,377	$13,798	$(44,724)	$996

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(21)	$(21)
Futures	0	0	(7,328)	0	3,670	(3,658)
Swap Agreements	0	660	0	0	29,201	29,861

	$0	$660	$(7,328)	$0	$32,850	$26,182

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(22,666)	$0	$(22,666)
Purchased Options	0	10	0	(178)	(1,267)	(1,435)
Written Options	0	(10)	0	1,138	1,842	2,970
Swap Agreements	0	(217)	48,626	0	3,772	52,181

	$0	$(217)	$48,626	$(21,706)	$4,347	$31,050

	$0	$443	$41,298	$(21,706)	$37,197	$57,232

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,044	$0	$3,044
Corporate Bonds & Notes
Banking & Finance	0	105,049	79	105,128
Industrials	0	16,330	0	16,330
Utilities	0	8,030	0	8,030
Municipal Bonds & Notes
California	0	2,472	0	2,472
Illinois	0	2,061	0	2,061
Iowa	0	567	0	567
Nevada	0	156	0	156
New Jersey	0	1,219	0	1,219
New York	0	1,395	0	1,395
North Carolina	0	221	0	221
Ohio	0	1,668	0	1,668
West Virginia	0	500	0	500
U.S. Government Agencies	0	126,663	0	126,663
U.S. Treasury Obligations	0	269,757	0	269,757
Non-Agency Mortgage-Backed Securities	0	87,661	0	87,661
Asset-Backed Securities	0	132,515	0	132,515
Sovereign Issues	0	72,490	0	72,490
Preferred Securities
Banking & Finance	601	0	0	601
Short-Term Instruments
Certificates of Deposit	0	20,528	0	20,528
Commercial Paper	0	1,099	294	1,393
Short-Term Notes	0	901	0	901
Japan Treasury Bills	0	177,372	0	177,372
U.S. Treasury Bills	0	751	0	751

	$601	$1,032,449	$373	$1,033,423

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Central Funds Used for Cash Management Purposes	$272,865	$0	$0	$272,865

Total Investments	$273,466	$1,032,449	$373	$1,306,288

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(34,669)	0	(34,669)
U.S. Treasury Obligations	0	(12,036)	0	(12,036)

	$0	$(46,705)	$0	$(46,705)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,592	3,838	0	5,430
Over the counter	0	85,576	0	85,576

	$1,592	$89,414	$0	$91,006

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,720)	(366)	0	(2,086)
Over the counter	0	(28,019)	0	(28,019)

	$(1,720)	$(28,385)	$0	$(30,105)

Totals	$273,338	$1,046,773	$373	$1,320,484

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

54	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.0%

BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023		$607	$615
Charter Communications Operating LLC
3.500% due 01/24/2023		796	802
Community Health Systems, Inc.
4.083% due 12/31/2018		524	522
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		950	954

Total Bank Loan Obligations (Cost $2,870)			2,893

CORPORATE BONDS & NOTES 13.3%

BANKING & FINANCE 9.1%
ASIF SRL
3.000% due 02/17/2017	EUR	200	227
Banco del Estado de Chile
4.125% due 10/07/2020		$2,000	2,136
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	800	930
Banco Santander S.A.
6.250% due 09/11/2021 (f)		600	606
Bank of America Corp.
1.716% due 04/01/2019		$1,500	1,510
2.650% due 04/01/2019		6,700	6,847
5.650% due 05/01/2018		1,200	1,273
6.875% due 04/25/2018		7,300	7,875
Barclays Bank PLC
10.179% due 06/12/2021		8,600	11,002
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	2,400	2,706
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		$400	399
BPCE S.A.
2.500% due 07/15/2019		8,054	8,230
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	1,698
Citigroup, Inc.
1.497% due 11/15/2016		$7,000	7,004
5.950% due 05/15/2025 (f)		500	511
Credit Agricole S.A.
1.390% due 06/12/2017		2,200	2,203
6.500% due 06/23/2021 (f)	EUR	1,100	1,233
7.500% due 06/23/2026 (f)	GBP	200	257
7.875% due 01/23/2024 (f)		$500	502
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,191
Ford Motor Credit Co. LLC
8.000% due 12/15/2016		200	203
General Motors Financial Co., Inc.
2.400% due 04/10/2018		8,800	8,867
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		1,900	1,892
HSBC Holdings PLC
2.354% due 01/05/2022 (a)		1,800	1,809
3.400% due 03/08/2021		1,400	1,449
4.300% due 03/08/2026		1,000	1,074
HSBC USA, Inc.
1.558% due 08/07/2018		700	701
JPMorgan Chase & Co.
2.295% due 08/15/2021		2,500	2,507
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		200	275
Morgan Stanley
1.995% due 04/25/2018		1,100	1,113
MUFG Union Bank N.A.
1.178% due 05/05/2017		3,700	3,704
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	225
Navient Corp.
5.500% due 01/15/2019		$1,800	1,831

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Novo Banco S.A.
5.000% due 05/23/2019	EUR	100	$79
RCI Banque S.A.
3.500% due 04/03/2018		$3,800	3,908
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		4,700	5,264
7.500% due 08/10/2020 (f)		200	186
UBS AG
5.125% due 05/15/2024		3,700	3,830
7.250% due 02/22/2022		600	610
7.625% due 08/17/2022		1,650	1,926
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		300	308
4.125% due 09/24/2025		400	420
Wells Fargo & Co.
1.162% due 04/22/2019		10,200	10,175
1.582% due 07/22/2020		100	101
2.600% due 07/22/2020		200	204
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,726

			113,727

INDUSTRIALS 2.3%
AbbVie, Inc.
1.800% due 05/14/2018		500	502
2.500% due 05/14/2020		200	204
3.600% due 05/14/2025		200	210
4.500% due 05/14/2035		100	107
4.700% due 05/14/2045		100	108
Actavis Funding SCS
2.100% due 03/12/2020		400	407
3.450% due 03/15/2022		1,000	1,051
Asciano Finance Ltd.
5.000% due 04/07/2018		500	517
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		300	340
Charter Communications Operating LLC
4.464% due 07/23/2022		300	324
4.908% due 07/23/2025		600	664
6.384% due 10/23/2035		100	118
6.484% due 10/23/2045		200	243
CNPC General Capital Ltd.
1.717% due 05/14/2017		3,900	3,902
CVS Health Corp.
3.500% due 07/20/2022		100	107
3.875% due 07/20/2025		620	677
Daimler Finance North America LLC
1.195% due 03/10/2017		5,900	5,905
Enbridge, Inc.
1.296% due 10/01/2016		2,600	2,600
HCA, Inc.
3.750% due 03/15/2019		3,900	4,032
Kraft Heinz Foods Co.
2.000% due 07/02/2018		200	202
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		100	109
5.000% due 07/15/2035		100	116
5.200% due 07/15/2045		100	119
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,004
QUALCOMM, Inc.
4.800% due 05/20/2045		300	329
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,645
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,040	1,042
2.400% due 09/23/2021		910	914
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		1,400	1,410

			29,014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.9%
AT&T, Inc.
4.500% due 05/15/2035	$100	$106
Majapahit Holding BV
7.750% due 01/20/2020	200	230
Petrobras Global Finance BV
3.737% due 03/17/2020	700	686
4.375% due 05/20/2023	800	718
4.875% due 03/17/2020	200	202
5.375% due 01/27/2021	100	99
5.750% due 01/20/2020	4,300	4,442
7.875% due 03/15/2019	373	405
8.375% due 05/23/2021	2,200	2,416
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017	11,000	11,023
Verizon Communications, Inc.
2.606% due 09/14/2018	3,500	3,593

		23,920

Total Corporate Bonds & Notes (Cost $163,898)		166,661

MUNICIPAL BONDS & NOTES 0.9%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,146

CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	160
6.918% due 04/01/2040	900	1,329
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,285
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,585
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	900	1,204
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	222

		6,785

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	131
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	444
7.750% due 01/01/2042	600	646

		1,221

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	128

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	800	1,218

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	116

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	55

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	$100	$111

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	139

Total Municipal Bonds & Notes (Cost $8,654)		10,864

U.S. GOVERNMENT AGENCIES 7.2%
Fannie Mae
0.875% due 07/25/2037	27	27
0.905% due 07/25/2037	31	31
0.925% due 09/25/2035	54	54
0.935% due 09/25/2035	88	88
1.245% due 06/25/2037	140	141
1.255% due 06/25/2040	197	199
2.310% due 08/01/2022	100	103
3.500% due 09/01/2046	400	422
4.000% due 07/01/2018 - 04/25/2042	5,283	5,761
4.500% due 07/01/2018 - 10/01/2041	4,328	4,740
5.000% due 01/01/2028 - 09/01/2041	4,954	5,526
5.500% due 02/01/2018 - 09/01/2041	7,713	8,747
6.000% due 07/01/2036 - 05/01/2041	2,177	2,501
6.500% due 10/01/2035	40	46
Fannie Mae, TBA
3.000% due 12/01/2046	21,100	21,844
3.500% due 11/01/2046	21,000	22,137
FDIC Structured Sale Guaranteed Notes
1.023% due 11/29/2037	337	337
Freddie Mac
1.094% due 06/15/2041	767	774
1.224% due 08/15/2037	115	116
1.234% due 10/15/2037	22	22
1.244% due 05/15/2037 - 09/15/2037	141	143
4.000% due 07/15/2042	1,942	2,291
5.000% due 03/01/2038	2,098	2,335
5.500% due 07/01/2028 - 07/01/2038	393	443
Ginnie Mae
0.980% due 11/20/2062	4,317	4,297
3.500% due 01/15/2042 - 06/15/2045	6,076	6,468
5.000% due 08/15/2038 - 05/15/2039	649	727
6.000% due 08/15/2037	127	148
Small Business Administration
4.430% due 05/01/2029	138	151
5.290% due 12/01/2027	28	31
6.220% due 12/01/2028	31	35

Total U.S. Government Agencies (Cost $88,900)		90,685

U.S. TREASURY OBLIGATIONS 41.5%
U.S. Treasury Bonds
2.500% due 02/15/2046	11,700	12,135
2.500% due 05/15/2046	500	519
2.875% due 08/15/2045	10,200	11,399
3.000% due 11/15/2044	1,050	1,201
3.125% due 08/15/2044	6,800	7,963
3.750% due 11/15/2043 (h)	8,100	10,575
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (j)	6,699	6,845
0.125% due 07/15/2022 (j)	26,581	27,252
0.125% due 01/15/2023	2,815	2,864
0.125% due 07/15/2024 (j)	4,054	4,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 01/15/2025		$1,524	$1,555
0.375% due 07/15/2023 (j)		15,615	16,208
0.625% due 01/15/2026		1,722	1,814
0.750% due 02/15/2045		818	849
1.750% due 01/15/2028		3,676	4,314
2.000% due 01/15/2026		16,854	19,838
2.375% due 01/15/2025		19,534	23,321
2.375% due 01/15/2027		12,751	15,672
2.500% due 01/15/2029		20,176	25,689
3.625% due 04/15/2028		298	412
U.S. Treasury Notes
1.375% due 09/30/2020 (l)		14,900	15,080
1.375% due 10/31/2020 (j)(l)		8,100	8,195
1.750% due 12/31/2020		24,400	25,056
1.875% due 08/31/2022		133,200	137,480
1.875% due 10/31/2022 (l)		44,900	46,338
2.000% due 11/30/2020 (j)(l)		4,100	4,251
2.000% due 07/31/2022 (j)		16,600	17,254
2.000% due 08/15/2025		15,300	15,847
2.125% due 08/31/2020 (j)(l)		12,400	12,903
2.125% due 05/15/2025 (j)(l)		18,200	19,042
2.250% due 11/15/2025 (l)		200	211
2.375% due 08/15/2024 (j)		22,900	24,412

Total U.S. Treasury Obligations (Cost $503,873)			520,615

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049		348	353
BCAP LLC Trust
4.452% due 03/27/2037		1,497	1,066
Bear Stearns ALT-A Trust
0.685% due 02/25/2034		101	89
0.695% due 04/25/2037		2,562	1,947
0.845% due 06/25/2046 ^		3,619	2,898
ChaseFlex Trust
0.825% due 07/25/2037		1,281	970
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.754% due 07/25/2036		2,019	1,832
Citigroup Mortgage Loan Trust, Inc.
3.183% due 06/25/2036 ^		324	305
Countrywide Alternative Loan Trust
0.685% due 02/25/2047		87	74
0.705% due 05/25/2047		582	500
0.875% due 05/25/2037 ^		5,753	3,155
1.507% due 02/25/2036		56	50
6.000% due 12/25/2034		7,720	7,705
Countrywide Home Loan Mortgage Pass-Through Trust
2.725% due 11/25/2034		30	29
2.852% due 02/20/2035		39	40
Deutsche ALT-A Securities, Inc.
0.675% due 03/25/2037 ^		3,844	2,860
Eddystone Finance PLC
1.051% due 04/19/2021	GBP	1,392	1,800
First Horizon Mortgage Pass-Through Trust
2.780% due 11/25/2037 ^		$2,358	2,100
GSR Mortgage Loan Trust
3.007% due 09/25/2035		485	497
3.085% due 11/25/2035		11	11
6.000% due 03/25/2037 ^		15	14
6.250% due 10/25/2036 ^		1,598	1,482
IndyMac Mortgage Loan Trust
0.725% due 11/25/2046		7,459	5,891
0.795% due 10/25/2036		1,514	1,002
JPMorgan Chase Commercial Mortgage Securities Corp.
1.977% due 01/15/2033		3,100	3,102
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		168	168
5.420% due 01/15/2049		141	142
JPMorgan Mortgage Trust
3.089% due 02/25/2035		4	3
3.119% due 07/25/2035		3,688	3,655
3.185% due 08/25/2034		184	185
5.750% due 01/25/2036 ^		11	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB Commercial Mortgage Trust
6.069% due 07/15/2044	$4,201	$4,288
Merrill Lynch Mortgage Investors Trust
0.735% due 02/25/2036	14	13
0.775% due 11/25/2035	18	17
3.313% due 09/25/2035 ^	356	322
Morgan Stanley Capital Trust
5.610% due 04/15/2049	33	33
Morgan Stanley Mortgage Loan Trust
0.805% due 01/25/2036	3,513	2,545
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	16	13
Residential Accredit Loans, Inc. Trust
0.695% due 01/25/2037	3,458	2,699
0.710% due 08/25/2036	1,051	843
1.867% due 09/25/2045	101	82
5.500% due 01/25/2035	2,952	2,976
6.000% due 03/25/2037 ^	9,866	8,678
Structured Adjustable Rate Mortgage Loan Trust
0.675% due 02/25/2037	2,346	1,800
Structured Asset Mortgage Investments Trust
0.655% due 03/25/2037	64	48
0.781% due 07/19/2035	18	18
Wachovia Mortgage Loan Trust LLC
2.933% due 10/20/2035	1,429	1,278
WaMu Mortgage Pass-Through Certificates Trust
1.237% due 01/25/2047	68	61
1.427% due 09/25/2046	10,076	7,798
1.507% due 02/25/2046	206	190
1.707% due 11/25/2042	123	115
2.802% due 08/25/2046 ^	5,768	5,062
Wells Fargo Mortgage-Backed Securities Trust
2.816% due 11/25/2034	340	340
2.859% due 01/25/2035	17	18
3.015% due 07/25/2036 ^	1,058	1,018

Total Non-Agency Mortgage-Backed Securities (Cost $83,141)		84,190

ASSET-BACKED SECURITIES 10.7%
ACE Securities Corp. Home Equity Loan Trust
0.665% due 07/25/2036	2,597	1,791
3.525% due 08/25/2040 ^	3,142	2,771
Argent Securities Trust
0.685% due 05/25/2036	16,644	5,985
Asset-Backed Securities Corp. Home Equity Loan Trust
1.485% due 07/25/2035	300	280
Bear Stearns Asset-Backed Securities Trust
0.685% due 08/25/2036	1,523	1,387
BNC Mortgage Loan Trust
0.625% due 05/25/2037	17	17
Citigroup Mortgage Loan Trust, Inc.
0.685% due 09/25/2036	10,102	7,715
1.105% due 07/25/2035	1,000	963
Cornerstone CLO Ltd.
0.900% due 07/15/2021	42	42
Countrywide Asset-Backed Certificates
0.685% due 01/25/2046	5,364	5,110
0.725% due 09/25/2047	4,077	2,930
0.765% due 03/25/2036	1,029	840
0.814% due 01/25/2037	19,000	12,954
1.235% due 07/25/2035	2,800	2,471
4.961% due 10/25/2046 ^	8,672	8,137
Countrywide Asset-Backed Certificates Trust
1.004% due 05/25/2036	7,000	5,990
First Franklin Mortgage Loan Trust
1.015% due 09/25/2035	648	639
GoldenTree Loan Opportunities Ltd.
1.979% due 04/17/2022	8,653	8,640
GSAMP Trust
0.595% due 12/25/2036	25	14
Hillmark Funding Ltd.
1.061% due 05/21/2021	272	271
HSI Asset Securitization Corp. Trust
0.665% due 01/25/2037	2,836	2,022

56	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lockwood Grove CLO Ltd.
2.085% due 01/25/2024		$1,583	$1,585
MASTR Asset-Backed Securities Trust
0.575% due 01/25/2037		28	12
Merrill Lynch Mortgage Investors Trust
0.675% due 08/25/2037		8,510	5,517
Morgan Stanley ABS Capital, Inc. Trust
0.655% due 01/25/2037		14,547	8,244
0.740% due 03/25/2037		10,105	4,961
NovaStar Mortgage Funding Trust
0.775% due 09/25/2036		7,817	4,509
Option One Mortgage Loan Trust
0.885% due 01/25/2036		3,700	2,559
Residential Asset Securities Corp. Trust
1.005% due 01/25/2036		10,000	7,822
SG Mortgage Securities Trust
0.705% due 02/25/2036		10,875	6,447
SLM Private Education Loan Trust
3.774% due 05/16/2044		195	203
SLM Student Loan Trust
0.000% due 12/15/2023 (d)	EUR	511	560
Soundview Home Loan Trust
0.605% due 06/25/2037		$15	10
0.635% due 02/25/2037		8,395	3,598
0.735% due 06/25/2037		4,125	2,758
Structured Asset Securities Corp. Mortgage Loan Trust
0.735% due 02/25/2037		5,719	4,918
0.755% due 05/25/2047		6,800	5,496
Venture CDO Ltd.
0.922% due 07/22/2021		343	338
Wells Fargo Home Equity Asset-Backed Securities Trust
1.025% due 12/25/2035		3,186	2,704
1.115% due 11/25/2035		1,000	942

Total Asset-Backed Securities (Cost $130,003)			134,152

SOVEREIGN ISSUES 4.8%
Brazil Government International Bond
5.625% due 02/21/2047		2,300	2,266
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	2,680	798
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		160,560	49,057

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	$2,403
Korea Development Bank
3.500% due 08/22/2017		300	306
Qatar Government International Bond
5.250% due 01/20/2020		1,600	1,771
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	390,000	3,740

Total Sovereign Issues (Cost $58,485)			60,341

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Motors Liquidation Co. (b)		8,000	0

Total Common Stocks (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.7%

CERTIFICATES OF DEPOSIT 1.7%
Credit Suisse AG
1.645% due 09/12/2017		$4,600	4,606
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		1,600	1,601
Natixis S.A.
1.553% due 09/25/2017		7,600	7,618
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		2,300	2,301
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		5,300	5,303

			21,429

COMMERCIAL PAPER 0.1%
ENI Finance USA, Inc.
1.750% due 10/02/2017		300	295
Viacom, Inc.
1.300% due 11/14/2016		1,200	1,199

			1,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (g) 0.1%
			$966

SHORT-TERM NOTES 0.0%
Kraft Heinz Foods Co.
1.600% due 06/30/2017		200	201

JAPAN TREASURY BILLS 14.7%
(0.316)% due 10/17/2016 - 01/10/2017 (c)(d)	JPY	18,680,000	184,283

U.S. TREASURY BILLS 0.1%
0.476% due 03/02/2017 - 03/09/2017 (c)(d)(l)		$441	440

Total Short-Term Instruments (Cost $203,730)			208,813

Total Investments in Securities (Cost $1,243,554)			1,279,214

		SHARES
INVESTMENTS IN AFFILIATES 5.8%

SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III		7,342,935	72,592

Total Short-Term Instruments (Cost $72,593)			72,592

Total Investments in Affiliates (Cost $72,593)			72,592

Total Investments 107.8% (Cost $1,316,147)			$1,351,806

Financial Derivative Instruments (i)(k) 5.1% (Cost or Premiums, net $15,160)			64,038

Other Assets and Liabilities, net (12.9)%			(161,424)

Net Assets 100.0%			$1,254,420

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$966	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	$(986)	$966	$966

Total Repurchase Agreements						$(986)	$966	$966

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	57

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(10,799)	$(10,815)

Total Sale-Buyback Transactions					$(10,815)

(3)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(10,513) at a weighted average interest rate of 0.427%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	10/01/2046	$2,100	$(2,247)	$(2,256)
U.S. Treasury Bonds	2.250	08/15/2046	12,100	(12,044)	(11,606)
U.S. Treasury Bonds	4.500	02/15/2036	8,100	(11,633)	(11,470)

Total Short Sales				$(25,924)	$(25,332)

(4)	Payable for short sales includes $85 of accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(h)	Securities with an aggregate market value of $10,574 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
SGY	$0	$0	$0	$0	$0	$(375)	$(375)
SSB	966	0	0	0	966	(986)	(20)

Master Securities Forward Transaction Agreement
NOM	0	0	(10,815)	(23,076)	(33,891)	10,574	(23,317)

Total Borrowings and Other Financing Transactions	$966	$0	$(10,815)	$(23,076)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(10,815)	$0	$0	$(10,815)

Total Borrowings	$0	$(10,815)	$0	$0	$(10,815)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(10,815)

58	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$131.000	10/21/2016	387	$(223)	$(245)

Total Written Options				$(223)	$(245)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,489	$(1,978)	$19	$0
90-Day Eurodollar December Futures	Long	12/2017	2,440	137	0	(122)
90-Day Eurodollar December Futures	Short	12/2019	2,440	(347)	274	0
Australia Government 10-Year Bond December Futures	Long	12/2016	13	13	7	(2)
Euro-Bobl December Futures	Long	12/2016	305	200	0	(55)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	142	195	0	(72)
Mini MSCI EAFE Index December Futures	Long	12/2016	473	(345)	357	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	1,660	46	0	(350)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	1,149	(71)	0	(485)
United Kingdom Long Gilt December Futures	Short	12/2016	81	110	96	0

Total Futures Contracts				$(2,040)	$753	$(1,086)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$5,346	$320	$321	$32	$0
CDX.HY-26 5-Year Index	5.000	06/20/2021	2,400	127	35	14	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	27,300	367	86	29	0

				$814	$442	$75	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	1-Year BRL-CDI	14.190%	01/04/2021	BRL	72,500	$(1,601)	$(343)	$0	$(21)
Receive	1-Year BRL-CDI	12.409	01/04/2021		88,000	(638)	(277)	0	(32)
Receive	1-Year BRL-CDI	12.379	01/04/2021		54,900	(384)	(172)	0	(20)
Pay	1-Year BRL-CDI	11.160	01/04/2021		100	(1)	0	0	0
Pay	1-Year BRL-CDI	12.055	01/04/2021		131,800	224	339	51	0
Pay	1-Year BRL-CDI	12.230	01/04/2021		3,400	14	9	1	0
Pay	1-Year BRL-CDI	12.560	01/04/2021		24,200	214	73	9	0
Pay	1-Year BRL-CDI	12.600	01/04/2021		46,600	314	106	17	0
Pay	1-Year BRL-CDI	12.810	01/04/2021		18,000	155	72	6	0
Pay	3-Month USD-LIBOR *	1.100	01/23/2018	$	517,900	567	452	0	(52)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		611,700	(12,635)	(3,565)	215	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		32,200	(431)	228	61	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		317,300	(20,897)	(14,277)	794	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		31,600	(1,605)	(149)	88	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	59

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	06/15/2023	$	31,600	$1,605	$643	$0	$(88)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		10,700	(874)	(723)	49	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,100	(86)	(90)	5	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		103,810	(2,494)	237	560	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		11,000	(23)	(23)	32	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		46,850	(10,789)	(8,968)	856	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		7,850	(1,341)	(627)	142	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		8,600	(891)	(654)	152	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		23,700	(2,379)	(263)	425	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		8,200	(771)	(219)	152	0
Pay	6-Month EUR-EURIBOR	0.500	09/21/2023	EUR	76,800	3,127	125	0	(54)
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		14,800	306	201	0	(3)
Receive	6-Month EUR-EURIBOR	1.250	09/21/2046		18,400	(2,919)	(134)	37	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,500	(230)	(184)	3	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,100	(277)	(190)	4	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		20,100	(2,121)	(1,155)	36	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		15,400	92	(251)	83	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		2,400	(635)	(576)	69	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	1,800	(1)	(3)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		33,000	(1)	(72)	0	(3)
Pay	28-Day MXN-TIIE	5.145	04/02/2020		12,100	(17)	(5)	0	(1)
Pay	28-Day MXN-TIIE	5.615	05/21/2021		10,500	(10)	(10)	0	(1)
Pay	28-Day MXN-TIIE	5.660	11/05/2021		76,800	(77)	(99)	0	(9)
Pay	28-Day MXN-TIIE	5.580	11/10/2021		32,800	(39)	(41)	0	(4)
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE *	7.635	06/09/2025		32,200	59	59	2	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		5,500	4	0	0	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		23,100	3	20	0	(2)

						$(57,483)	$(30,506)	$3,849	$(290)

Total Swap Agreements						$(56,669)	$(30,064)	$3,924	$(290)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(j)	Securities with an aggregate market value of $33,925 and cash of $2,426 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$753	$3,924	$4,677	$(245)	$(1,086)	$ (290)	$ (1,621)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	BRL	30,707		$9,459	$17	$0
	10/2016	GBP	15,930		21,076	429	0
	10/2016	JPY	3,940,725		39,286	425	0
	10/2016		$9,399	BRL	30,707	43	0
	10/2016		11,594	MXN	227,290	107	0
	12/2016	JPY	1,760,000		$17,335	0	(79)
	01/2017		1,590,000		15,761	9	0
BPS	10/2016	BRL	26,220		6,747	19	(1,328)
	10/2016	CNH	37,380		5,572	0	(25)
	10/2016	JPY	5,110,000		48,590	0	(1,841)
	10/2016		$6,069	BRL	19,700	0	(11)
	10/2016		20,725	GBP	15,930	0	(77)

60	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2016	GBP	15,930		$20,735	$76	$0
BRC	10/2016		$5,204	CNH	35,184	64	0
CBK	10/2016	BRL	31,280		$7,647	0	(1,971)
	10/2016	JPY	6,450,000		61,349	0	(2,309)
	10/2016	MXN	284,956		14,487	0	(182)
	10/2016		$9,636	BRL	31,280	0	(18)
	10/2016		21,572	CNH	140,840	0	(483)
	10/2016		8,500	MXN	154,325	0	(556)
	01/2017	JPY	1,120,000		$11,101	5	0
DUB	10/2016	BRL	97,890		30,155	55	0
	10/2016		$29,664	BRL	97,890	436	0
	10/2016		2,884	CNH	19,474	32	0
	01/2017	BRL	103,764		$30,452	0	(602)
FBF	10/2016		$7,442	RUB	476,744	127	0
	12/2016	RUB	476,744		$7,340	0	(121)
GLM	10/2016	BRL	10,670		2,618	0	(663)
	10/2016		$3,287	BRL	10,670	0	(6)
	10/2016		31,127	EUR	27,767	65	0
	11/2016	EUR	27,186		$30,513	0	(68)
HUS	10/2016	CNH	51,778		7,591	0	(162)
	10/2016		$2,018	BRL	6,498	0	(26)
	10/2016		3,536	CNH	23,526	22	(35)
	11/2016	HKD	4,528		$584	0	0
	11/2016	SGD	33,826		25,220	410	0
	01/2021	BRL	1,400		216	0	(99)
JPM	10/2016		65,240		15,233	0	(4,828)
	10/2016		$19,504	BRL	65,240	556	0
	10/2016		2,873	CNH	19,421	35	0
	10/2016		2,753	EUR	2,456	6	0
	01/2017	BRL	67,312		$19,583	0	(561)
	01/2017	JPY	1,460,000		14,465	2	0
	02/2017	CNH	90,399		12,986	0	(470)
MSB	10/2016	BRL	66,897		19,145	43	(1,468)
	10/2016	EUR	18,811		21,277	145	0
	10/2016		$20,608	BRL	66,897	0	(38)
	11/2016		9,405		30,704	0	(44)
SCX	10/2016	CNH	359,390		$54,877	1,066	0
	10/2016	EUR	10,831		12,110	0	(57)
	10/2016	RUB	476,744		7,259	0	(310)
	10/2016		$2,212	CNH	14,951	27	0
	10/2016		39,133	JPY	3,940,725	0	(272)
	11/2016	JPY	3,940,725		$39,181	273	0
	11/2016		$24,665	SGD	33,604	0	(18)
	02/2017	CNH	2,307		$333	0	(10)
	02/2017		$6,962	CNH	46,806	5	0
SOG	10/2016		3,292		22,228	36	0
UAG	10/2016	CNH	15,653		$2,375	31	0
	10/2016	JPY	1,190,000		11,361	0	(384)
	01/2017	CNH	30,902		4,498	0	(108)
	02/2017		$2,552	CNH	16,925	0	(33)

Total Forward Foreign Currency Contracts						$4,566	$(19,263)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$300	$ 12	$32
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		33,923	362	3
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	8,300	325	17
	Put - OTC USD versus MXN		18.800	11/09/2016		$11,415	157	94
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		6,300	265	836

							$ 1,121	$982

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	61

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$ 2,800	$274	$394
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	2,800	274	142
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	5,800	536	817
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	5,800	592	294
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	11,200	1,283	1,849
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	11,200	1,283	808
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	47,000	90	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	8,600	437	189
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	68,900	234	147
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	17,200	890	377
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	77,900	280	166
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	5,600	561	790
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	5,600	561	304
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	19,800	1,833	2,810
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	19,800	2,123	1,068
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	28,300	2,807	4,209
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	28,300	2,807	1,448
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	21,350	1,027	481
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	18,800	2,165	3,276
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	18,800	2,165	1,319

							$22,222	$20,888

Total Purchased Options							$23,343	$21,870

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016	$	8,100	$(444)	$(3)
	Call - OTC USD versus RUB		108.000	02/22/2017		300	(12)	0
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		67,846	(321)	(2)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,020	(260)	(25)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,020	(301)	(809)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	5,224	(203)	(12)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,224	(181)	(231)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017	$	6,043	(766)	(75)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,043	(912)	(2,419)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,455	(131)	(17)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	8,300	(265)	(53)
	Put - OTC EUR versus MXN		18.900	03/21/2017		7,892	(320)	(17)
	Call - OTC EUR versus MXN		22.650	03/21/2017		7,892	(258)	(349)
	Put - OTC USD versus MXN		18.350	11/09/2016	$	22,830	(157)	(80)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,000	(262)	(3)
	Put - OTC USD versus BRL	BRL	3.150	10/11/2016	$	12,685	(88)	(18)
	Call - OTC USD versus BRL		3.350	10/11/2016		12,685	(88)	(43)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	3,900	(277)	(3)
	Call - OTC USD versus RUB		110.000	02/24/2017	$	6,300	(272)	(2)

							$(5,518)	$(4,161)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$0

62	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 43,300	$ (450)	$(184)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	10,000	(90)	(23)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	86,300	(919)	(367)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,300	(55)	(66)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	11,200	(179)	(230)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,500	(95)	(110)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	10,900	(185)	(224)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	106,700	(1,130)	(485)

							$ (3,103)	$(1,689)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$356	$0	$9

Total Written Options					$(8,660)	$(5,841)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		16,994		(7,752)		(8,855)		0		387
Notional Amount in $	$	400,817		$247,665		$(38,990)	$	(144,820)	$	(33,489)	$	431,183
Notional Amount in EUR	EUR	92,432	EUR	44,013	EUR	0	EUR	(83,280)	EUR	(10,733)	EUR	42,432
Notional Amount in GBP	GBP	0	GBP	35,800	GBP	0	GBP	(35,800)	GBP	0	GBP	0
Premiums	$	(9,266)		$(5,312)		$1,225	$	4,050	$	420	$	(8,883)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.311%	EUR 2,400	$(15)	$20	$5	$0
GST	Greece Government International Bond	1.000	12/20/2016	11.840	$ 500	(107)	95	0	(12)

						$(122)	$115	$5	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$	328	$ (67)	$17	$0	$(50)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019		600	81	2	83	0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019		600	80	4	84	0

GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019		5,700	789	5	794	0
	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017		96	0	1	1	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017		193	0	1	1	0

						$ 883	$30	$963	$(50)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	63

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI	0.710%	01/29/2020	EUR	8,000	$(9)	$(61)	$0	$(70)
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	3,200,000	0	0	0	0
BPS	Receive	3-Month EUR-EXT-CPI	0.700	01/30/2020	EUR	7,900	(1)	(63)	0	(64)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	180	0	11	11	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		380	(1)	7	6	0
	Receive	3-Month EUR-EXT-CPI	0.990	03/31/2020	EUR	6,100	(1)	(121)	0	(122)
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	4,800,000	0	(1)	0	(1)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,806	(3)	31	28	0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	6,400,000	0	(1)	0	(1)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	5	6	0
GLM	Receive	1-Month GBP-UKRPI	3.140	01/14/2030		3,190	0	47	47	0
	Receive	3-Month EUR-EXT-CPI	0.740	01/26/2020	EUR	13,100	(42)	(96)	0	(138)
	Receive	3-Month EUR-EXT-CPI	0.660	01/30/2020		18,600	(2)	(106)	0	(108)
	Receive	3-Month EUR-EXT-CPI	0.992	03/30/2020		22,500	(2)	(451)	0	(453)
JPM	Receive	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	6	7	0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	6,397,000	0	(1)	0	(1)
MYC	Receive	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,280	(2)	22	20	0

							$ (61)	$(772)	$ 125	$(958)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	NDDUEAFE Index	11,208	3-Month USD-LIBOR less a specified spread	05/11/2017	$ 54,354	$0	$639	$639	$0
BPS	Receive	NDDUEAFE Index	53,095	3-Month USD-LIBOR plus a specified spread	02/23/2017	235,206	0	25,255	25,255	0
CBK	Receive	NDDUEAFE Index	8,884	3-Month USD-LIBOR less a specified spread	07/13/2017	40,485	0	3,087	3,087	0
DUB	Receive	NDDUEAFE Index	10,884	3-Month USD-LIBOR plus a specified spread	10/17/2016	51,555	0	1,832	1,832	0
	Receive	NDDUEAFE Index	99,547	3-Month USD-LIBOR plus a specified spread	11/15/2016	489,811	0	(1,380)	0	(1,380)
	Receive	NDDUEAFE Index	62,333	3-Month USD-LIBOR plus a specified spread	02/16/2017	275,593	0	30,144	30,144	0

							$0	$59,577	$60,957	$(1,380)

Total Swap Agreements							$700	$58,950	$62,050	$(2,400)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

64	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(l)	Securities with an aggregate market value of $14,844 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (7)
BOA	$1,030	$568	$727	$2,325	$(79)	$(3)	$(120)	$(202)	$2,123	$(2,090)	$33
BPS	95	3,768	25,255	29,118	(3,282)	0	(64)	(3,346)	25,772	(26,634)	(862)
BRC	64	0	0	64	0	0	0	0	64	(40)	24
CBK	5	192	3,188	3,385	(5,519)	(209)	(123)	(5,851)	(2,466)	2,380	(86)
DUB	523	0	32,004	32,527	(602)	(834)	(1,381)	(2,817)	29,710	(48,108)	(18,398)
FBF	127	0	6	133	(121)	(2,754)	0	(2,875)	(2,742)	2,901	159
GLM	65	635	47	747	(737)	(1,162)	(699)	(2,598)	(1,851)	1,880	29
GST	0	0	795	795	0	0	(12)	(12)	783	(580)	203
HUS	432	0	0	432	(322)	(64)	0	(386)	46	0	46
JPM	599	166	8	773	(5,859)	(325)	(1)	(6,185)	(5,412)	5,591	179
MSB	188	0	0	188	(1,550)	0	0	(1,550)	(1,362)	1,471	109
MYC	0	15,705	20	15,725	0	(485)	0	(485)	15,240	(16,650)	(1,410)
SCX	1,371	0	0	1,371	(667)	0	0	(667)	704	(990)	(286)
SOG	36	836	0	872	0	(5)	0	(5)	867	(840)	27
UAG	31	0	0	31	(525)	0	0	(525)	(494)	621	127

Total Over the Counter	$4,566	$21,870	$62,050	$88,486	$(19,263)	$(5,841)	$(2,400)	$(27,504)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$357	$0	$396	$753
Swap Agreements	0	75	0	0	3,849	3,924

	$0	$75	$357	$0	$4,245	$4,677

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,566	$0	$4,566
Purchased Options	0	0	0	982	20,888	21,870
Swap Agreements	0	968	60,957	0	125	62,050

	$0	$968	$60,957	$5,548	$21,013	$88,486

	$0	$1,043	$61,314	$5,548	$25,258	$93,163

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$245	$245
Futures	0	0	0	0	1,086	1,086
Swap Agreements	0	0	0	0	290	290

	$0	$0	$0	$0	$1,621	$1,621

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,263	$0	$19,263
Written Options	0	0	0	4,152	1,689	5,841
Swap Agreements	0	62	1,380	0	958	2,400

	$0	$62	$1,380	$23,415	$2,647	$27,504

	$0	$62	$1,380	$23,415	$4,268	$29,125

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	65

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(561)	$0	$(14)	$(575)
Written Options	0	0	340	0	695	1,035
Futures	0	0	1,978	0	2,682	4,660
Swap Agreements	0	2,474	0	0	(18,521)	(16,047)

	$0	$2,474	$1,757	$0	$(15,158)	$(10,927)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,097	$0	$12,097
Purchased Options	0	0	0	(352)	(261)	(613)
Written Options	0	10	0	1,099	104	1,213
Swap Agreements	0	805	52,423	0	(1,549)	51,679

	$0	$815	$52,423	$12,844	$(1,706)	$64,376

	$0	$3,289	$54,180	$12,844	$(16,864)	$53,449

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$3	$3
Written Options	0	0	0	0	(22)	(22)
Futures	0	0	(498)	0	1,670	1,172
Swap Agreements	0	(765)	0	0	2,468	1,703

	$0	$(765)	$(498)	$0	$4,119	$2,856

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(23,015)	$0	$(23,015)
Purchased Options	0	0	0	(199)	(1,222)	(1,421)
Written Options	0	(9)	0	1,102	1,680	2,773
Swap Agreements	0	(239)	49	0	3,736	3,546

	$0	$(248)	$49	$(22,112)	$4,194	$(18,117)

	$0	$(1,013)	$(449)	$(22,112)	$8,313	$(15,261)

66	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,893	$0	$2,893
Corporate Bonds & Notes
Banking & Finance	0	113,727	0	113,727
Industrials	0	29,014	0	29,014
Utilities	0	23,920	0	23,920
Municipal Bonds & Notes
Arizona	0	1,146	0	1,146
California	0	6,785	0	6,785
Illinois	0	1,221	0	1,221
Nebraska	0	128	0	128
New Jersey	0	1,218	0	1,218
New York	0	116	0	116
North Carolina	0	111	0	111
Tennessee	0	139	0	139
U.S. Government Agencies	0	90,685	0	90,685
U.S. Treasury Obligations	0	520,615	0	520,615
Non-Agency Mortgage-Backed Securities	0	84,190	0	84,190
Asset-Backed Securities	0	134,152	0	134,152
Sovereign Issues	0	60,341	0	60,341
Short-Term Instruments
Certificates of Deposit	0	21,429	0	21,429
Commercial Paper	0	1,199	295	1,494
Repurchase Agreements	0	966	0	966
Short-Term Notes	0	201	0	201
Japan Treasury Bills	0	184,283	0	184,283
U.S. Treasury Bills	0	440	0	440

	$0	$1,278,919	$295	$1,279,214

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$72,592	$0	$0	$72,592

Total Investments	$72,592	$1,278,919	$295	$1,351,806

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,256)	0	(2,256)
U.S. Treasury Obligations	0	(23,076)	0	(23,076)

	$0	$(25,332)	$0	$(25,332)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$753	$3,924	$0	$4,677
Over the counter	0	88,486	0	88,486

	$753	$92,410	$0	$93,163

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,086)	$(535)	$0	$(1,621)
Over the counter	0	(27,504)	0	(27,504)

	$(1,086)	$(28,039)	$0	$(29,125)

Totals	$72,259	$1,317,958	$295	$1,390,512

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	67

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.6%

BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023		$1,214	$1,230
Charter Communications Operating LLC
3.500% due 01/24/2023		1,791	1,805
FCA US LLC
3.500% due 05/24/2017		923	926

Total Bank Loan Obligations (Cost $3,911)			3,961

CORPORATE BONDS & NOTES 15.9%

BANKING & FINANCE 11.5%
Ally Financial, Inc.
6.250% due 12/01/2017		2,300	2,395
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		6,800	6,987
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	3,700	4,302
Banco Santander S.A.
6.250% due 09/11/2021 (f)		600	606
Bank of America Corp.
1.716% due 04/01/2019		$8,300	8,353
2.000% due 01/11/2018		2,519	2,531
2.650% due 04/01/2019		6,900	7,052
5.650% due 05/01/2018		1,000	1,061
5.750% due 12/01/2017		5,700	5,974
6.400% due 08/28/2017		769	803
6.875% due 04/25/2018		8,000	8,630
7.625% due 06/01/2019		400	459
Barclays Bank PLC
10.179% due 06/12/2021		13,440	17,194
14.000% due 06/15/2019 (f)	GBP	600	975
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	1,200	1,262
8.000% due 12/15/2020 (f)		1,800	2,030
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,900	11,707
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		1,000	999
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,000	4,528
CIT Group, Inc.
5.250% due 03/15/2018		$3,300	3,440
Citigroup, Inc.
1.497% due 11/15/2016		8,000	8,005
5.950% due 05/15/2025 (f)		900	919
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,184
Credit Agricole S.A.
1.390% due 06/12/2017		16,800	16,825
Eksportfinans ASA
5.500% due 06/26/2017		900	924
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,100	1,432
Ford Motor Credit Co. LLC
1.459% due 01/17/2017		$3,100	3,103
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,416
2.625% due 07/10/2017		2,900	2,924
3.450% due 04/10/2022		3,200	3,250
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,400	1,593
Goldman Sachs Group, Inc.
1.481% due 05/22/2017		$3,600	3,607
2.241% due 11/15/2021		3,500	3,486
HDFC Bank Ltd.
3.000% due 11/30/2016		900	902
HSBC Holdings PLC
2.354% due 01/05/2022 (b)		3,400	3,418
3.400% due 03/08/2021		1,300	1,345
4.300% due 03/08/2026		1,000	1,074
6.000% due 09/29/2023 (f)	EUR	400	472

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC USA, Inc.
1.558% due 08/07/2018		$3,900	$3,907
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,914
JPMorgan Chase & Co.
2.295% due 08/15/2021		5,800	5,816
4.400% due 07/22/2020		1,200	1,308
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,503
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	16
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		6,200	8,533
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	1,300	1,727
Morgan Stanley
1.995% due 04/25/2018		$4,100	4,148
6.250% due 08/28/2017		300	312
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	3,100	3,480
Navient Corp.
5.500% due 01/15/2019		$3,400	3,459
Nova Ljubljanska Banka dd
2.875% due 07/03/2017	EUR	5,100	5,806
Novo Banco S.A.
5.000% due 05/23/2019		500	396
PHH Corp.
6.375% due 08/15/2021		$4,250	4,069
Rio Oil Finance Trust
9.250% due 07/06/2024		1,763	1,627
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		500	464
8.000% due 08/10/2025 (f)		400	377
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		3,400	3,402
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,796
Swedbank Hypotek AB
1.375% due 03/28/2018		6,000	6,005
Synchrony Financial
1.989% due 02/03/2020		3,200	3,132
2.700% due 02/03/2020		2,100	2,128
UBS AG
5.125% due 05/15/2024		8,800	9,109
7.250% due 02/22/2022		1,800	1,831
7.625% due 08/17/2022		4,700	5,487
UBS Group AG
5.750% due 02/19/2022 (f)	EUR	200	232
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$700	718
4.125% due 09/24/2025		800	840
Volkswagen Bank GmbH
0.112% due 11/27/2017	EUR	2,000	2,236
Wells Fargo & Co.
1.256% due 09/14/2018		$5,300	5,292
2.600% due 07/22/2020		3,400	3,471
Westpac Banking Corp.
1.850% due 11/26/2018		500	505

			260,213

INDUSTRIALS 2.2%
AbbVie, Inc.
1.800% due 05/14/2018		2,700	2,712
2.500% due 05/14/2020		1,100	1,124
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		300	314
4.500% due 05/14/2035		200	214
4.700% due 05/14/2045		200	217
Actavis Funding SCS
2.100% due 03/12/2020		500	509
4.550% due 03/15/2035		1,000	1,068
Amgen, Inc.
1.411% due 05/22/2019		2,900	2,905

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		$800	$819
Charter Communications Operating LLC
4.464% due 07/23/2022		1,800	1,946
4.908% due 07/23/2025		1,400	1,548
6.384% due 10/23/2035		300	355
6.484% due 10/23/2045		600	730
6.834% due 10/23/2055		100	121
Cigna Corp.
4.500% due 03/15/2021		200	220
CNH Industrial Capital LLC
3.625% due 04/15/2018		4,500	4,590
CNPC General Capital Ltd.
1.717% due 05/14/2017		1,400	1,401
2.750% due 05/14/2019		200	205
CVS Health Corp.
3.500% due 07/20/2022		100	107
3.875% due 07/20/2025		1,140	1,244
ERAC USA Finance LLC
6.200% due 11/01/2016		1,000	1,004
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	2,102
4.500% due 12/06/2016	JPY	256,000	2,511
Kraft Heinz Foods Co.
2.000% due 07/02/2018		$500	505
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		100	108
5.000% due 07/15/2035		100	116
5.200% due 07/15/2045		200	238
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,900	1,908
QUALCOMM, Inc.
4.800% due 05/20/2045		500	549
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,522
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		3,030	3,035
2.400% due 09/23/2021		1,670	1,677
Time Warner Cable LLC
6.750% due 07/01/2018		1,567	1,703
Williams Partners LP
4.500% due 11/15/2023		1,100	1,142
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		3,500	3,504
2.700% due 04/01/2020		2,200	2,249
3.550% due 04/01/2025		2,100	2,169

			49,601

UTILITIES 2.2%
AT&T, Inc.
4.500% due 05/15/2035		200	211
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		9,500	9,511
Exelon Corp.
2.850% due 06/15/2020		1,000	1,037
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		300	94
Petrobras Global Finance BV
3.737% due 03/17/2020		1,200	1,176
5.750% due 01/20/2020		3,500	3,615
7.875% due 03/15/2019		1,603	1,739
8.375% due 05/23/2021		3,400	3,734
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	4,000	6,932
Sinopec Group Overseas Development Ltd.
1.445% due 04/10/2017		$5,500	5,503
1.750% due 04/10/2017		8,900	8,918
Sprint Communications, Inc.
8.375% due 08/15/2017		7,100	7,393
Verizon Communications, Inc.
2.606% due 09/14/2018		1,500	1,540

			51,403

Total Corporate Bonds & Notes (Cost $358,829)			361,217

68	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	$1,300	$1,854

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	700	776
7.750% due 01/01/2042	1,200	1,292

		2,068

Total Municipal Bonds & Notes (Cost $3,168)		3,922

U.S. GOVERNMENT AGENCIES 8.0%
Fannie Mae
0.645% due 03/25/2034	7	7
0.655% due 03/25/2036	245	235
0.875% due 09/25/2042	193	192
1.875% due 11/25/2023	34	34
2.025% due 04/25/2024	33	34
2.284% due 08/01/2035	157	164
2.318% due 09/01/2035	161	168
2.513% due 10/01/2035	98	102
2.519% due 02/01/2034	82	87
2.525% due 10/01/2035	144	153
2.539% due 10/01/2035	114	121
2.622% due 07/01/2035	190	200
2.636% due 07/01/2032	17	18
2.658% due 09/01/2031	1	1
2.773% due 02/01/2035	67	70
2.808% due 11/01/2034	155	164
2.855% due 08/01/2036	213	224
2.897% due 03/01/2036	592	627
3.500% due 09/01/2046	300	316
4.000% due 10/01/2030 - 08/01/2042	57,002	62,735
5.500% due 02/01/2024 - 09/01/2027	47	54
Fannie Mae, TBA
3.000% due 11/01/2046	41,000	42,532
3.500% due 11/01/2046	49,000	51,654
Freddie Mac
0.724% due 10/15/2020	19	19
0.924% due 11/15/2043	3,534	3,529
1.689% due 10/25/2044	64	66
1.867% due 07/25/2044	299	308
2.535% due 09/01/2035	49	51
Ginnie Mae
0.930% due 03/16/2032	10	10
1.014% due 08/20/2062	2,124	2,122
2.000% due 11/20/2024	30	31
3.500% due 02/15/2045 - 03/15/2045	7,401	7,872
Ginnie Mae, TBA
4.000% due 10/01/2046	5,000	5,375
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,160	1,307

Total U.S. Government Agencies (Cost $176,277)		180,582

U.S. TREASURY OBLIGATIONS 60.8%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)	28,900	29,974
3.000% due 11/15/2044	1,950	2,231
3.125% due 08/15/2044 (h)	1,200	1,405
3.750% due 11/15/2043	16,000	20,888
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (j)	14,756	15,128
0.125% due 07/15/2024	46,216	46,981
0.250% due 01/15/2025	91,952	93,827
0.375% due 07/15/2023	17,787	18,462
0.625% due 01/15/2026	3,747	3,949
0.750% due 02/15/2045	1,737	1,803

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028		$1,149	$1,348
2.375% due 01/15/2025 (j)		22,853	27,284
2.375% due 01/15/2027		17,542	21,561
2.500% due 01/15/2029		61,760	78,637
U.S. Treasury Notes
1.375% due 09/30/2020 (j)		121,200	122,663
1.375% due 10/31/2020 (j)(l)		98,300	99,460
1.750% due 12/31/2020 (h)		200,400	205,786
1.875% due 08/31/2022 (h)(j)		293,800	303,239
1.875% due 10/31/2022 (j)(l)		91,700	94,637
2.000% due 11/30/2020 (j)		34,100	35,353
2.000% due 07/31/2022 (j)(l)		38,100	39,602
2.000% due 08/15/2025 (h)(l)		19,900	20,611
2.125% due 08/31/2020 (j)		69,100	71,903
2.125% due 05/15/2025 (j)(l)		20,450	21,397
2.250% due 11/15/2025 (l)		800	845

Total U.S. Treasury Obligations (Cost $1,345,461)			1,378,974

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
American Home Mortgage Assets Trust
0.715% due 05/25/2046 ^		992	732
0.734% due 10/25/2046		340	228
American Home Mortgage Investment Trust
2.745% due 09/25/2045		222	220
3.245% due 02/25/2045		392	395
Banc of America Funding Trust
0.762% due 06/20/2047		8,244	7,960
3.002% due 01/20/2047 ^		47	39
Banc of America Re-REMIC Trust
5.815% due 02/24/2051		136	137
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035		95	95
Bear Stearns ALT-A Trust
2.880% due 07/25/2035		7,979	7,000
2.957% due 08/25/2036 ^		592	410
2.980% due 05/25/2035		170	164
Berica ABS SRL
0.000% due 12/31/2055	EUR	367	411
Berica Residential MBS SRL
0.000% due 03/31/2048		734	819
Citigroup Commercial Mortgage Trust
2.306% due 09/10/2045 (a)		$8,445	582
5.810% due 06/14/2050		121	122
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		298	294
4.958% due 09/25/2037 ^		386	356
Countrywide Alternative Loan Trust
0.695% due 11/25/2036		2,361	2,132
0.742% due 03/20/2046		1,157	866
0.742% due 07/20/2046 ^		749	373
1.075% due 05/25/2035		2,625	2,288
2.557% due 10/20/2035		475	332
3.137% due 06/25/2037		1,358	1,215
Countrywide Home Loan Mortgage Pass-Through Trust
0.815% due 04/25/2035		128	111
1.165% due 03/25/2035		79	66
Credit Suisse First Boston Mortgage Securities Corp.
2.561% due 06/25/2033		75	73
Credit Suisse Mortgage Capital Certificates
0.825% due 01/27/2037		2,348	1,231
Downey Savings & Loan Association Mortgage Loan Trust
0.791% due 08/19/2045		478	410
2.709% due 07/19/2044		36	35
First Horizon Alternative Mortgage Securities Trust
2.845% due 03/25/2035		118	93
First Horizon Mortgage Pass-Through Trust
2.980% due 08/25/2035		30	27
First Republic Mortgage Loan Trust
0.874% due 11/15/2031		34	33
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		2,826	2,852

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GreenPoint Mortgage Funding Trust
0.705% due 01/25/2037	$12,800	$10,435
GSMSC Pass-Through Trust
0.974% due 12/26/2036	4,952	1,199
GSR Mortgage Loan Trust
0.715% due 08/25/2046	127	125
2.917% due 09/25/2035	94	96
HomeBanc Mortgage Trust
2.730% due 04/25/2037 ^	781	505
IndyMac Mortgage Loan Trust
0.735% due 05/25/2046	1,213	1,006
0.825% due 06/25/2037 ^	282	150
1.305% due 05/25/2034	13	12
2.861% due 12/25/2034	25	24
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	4,550	3,702
JPMorgan Chase Commercial Mortgage Securities Corp.
1.977% due 01/15/2033	5,600	5,603
JPMorgan Mortgage Trust
3.089% due 02/25/2035	52	49
6.000% due 01/25/2036 ^	534	461
Merrill Lynch Mortgage Investors Trust
0.735% due 02/25/2036	112	102
0.775% due 11/25/2035	13	12
1.523% due 10/25/2035	23	22
Morgan Stanley Capital Trust
6.103% due 06/11/2049	69	70
RBSSP Resecuritization Trust
1.024% due 08/26/2037	3,332	1,256
2.778% due 10/26/2035	3,948	3,993
Residential Accredit Loans, Inc. Trust
0.675% due 02/25/2047	5,263	4,532
0.685% due 01/25/2037	12,989	11,051
0.695% due 01/25/2037	8,178	6,385
0.710% due 12/25/2036	203	168
0.825% due 01/25/2035	121	117
1.815% due 11/25/2037	12,576	8,654
3.618% due 09/25/2034	9,541	9,285
5.000% due 09/25/2036 ^	418	326
6.000% due 03/25/2037 ^	4,848	4,264
Residential Asset Securitization Trust
0.875% due 10/25/2018	57	56
5.500% due 09/25/2035 ^	5,184	4,496
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049	39	39
5.695% due 09/16/2040	84	85
6.103% due 06/16/2049	112	113
6.158% due 02/16/2051	238	238
Structured Adjustable Rate Mortgage Loan Trust
1.889% due 01/25/2035	157	123
Structured Asset Mortgage Investments Trust
0.645% due 08/25/2036	16,584	12,579
0.715% due 07/25/2046 ^	5,331	3,907
0.745% due 05/25/2036	189	147
0.745% due 05/25/2046	581	316
0.781% due 07/19/2035	123	117
0.805% due 02/25/2036 ^	370	306
1.765% due 02/25/2036 ^	1,540	1,417
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.818% due 06/25/2033	48	47
2.958% due 07/25/2032	2	1
UBS-Barclays Commercial Mortgage Trust
1.194% due 03/10/2046 (a)	28,345	1,453
WaMu Mortgage Pass-Through Certificates Trust
0.815% due 10/25/2045	1,647	1,569
0.835% due 01/25/2045	80	77
1.165% due 01/25/2045	77	73
Washington Mutual Mortgage Pass-Through Certificates Trust
1.337% due 11/25/2046	5,227	3,821
1.357% due 10/25/2046 ^	7,511	5,360
Wells Fargo Commercial Mortgage Trust
1.554% due 02/15/2027	2,200	2,201

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	69

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
3.037% due 10/25/2033	$47	$48

Total Non-Agency Mortgage-Backed Securities (Cost $141,662)		144,294

ASSET-BACKED SECURITIES 11.9%
Aames Mortgage Investment Trust
2.549% due 01/25/2035	5,000	4,250
ACE Securities Corp. Home Equity Loan Trust
0.765% due 12/25/2036	18,537	11,696
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.975% due 10/25/2035	1,400	1,331
0.995% due 10/25/2035	9,500	7,228
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.035% due 10/25/2035	7,530	6,485
1.545% due 10/25/2034	1,000	918
Asset-Backed Securities Corp. Home Equity Loan Trust
1.620% due 02/25/2035	1,398	1,165
Bear Stearns Asset-Backed Securities Trust
0.975% due 08/25/2036	9,500	8,418
3.239% due 10/25/2036	629	607
Carlyle High Yield Partners Ltd.
0.903% due 04/19/2022	4,126	4,126
Cavalry CLO Ltd.
2.049% due 01/16/2024	3,079	3,077
COA Summit CLO Ltd.
2.046% due 04/20/2023	723	723
Countrywide Asset-Backed Certificates
0.665% due 06/25/2035	6,818	5,307
0.665% due 01/25/2037	1,687	1,307
0.705% due 11/25/2047 ^	3,218	2,401
0.725% due 06/25/2047	4,314	3,382
0.735% due 05/25/2047	8,803	5,768
0.775% due 01/25/2046	6,564	5,011
0.805% due 09/25/2036	6,090	5,742
First Franklin Mortgage Loan Trust
0.665% due 09/25/2036	43	41
1.395% due 09/25/2034	1,625	1,563
Fremont Home Loan Trust
0.855% due 01/25/2036	475	426
GE-WMC Mortgage Securities Trust
0.565% due 08/25/2036	9	5
GSAMP Trust
0.705% due 11/25/2035	69	23
0.775% due 05/25/2046	12,450	9,361
0.845% due 03/25/2046	10,400	8,295
2.325% due 06/25/2035	6,927	5,853
JPMorgan Mortgage Acquisition Trust
0.785% due 03/25/2037	487	376
LCM LP
1.581% due 04/15/2022	13,012	13,028
Lockwood Grove CLO Ltd.
2.085% due 01/25/2024	3,167	3,169
Long Beach Mortgage Loan Trust
0.695% due 12/25/2036	14,889	7,259
0.785% due 08/25/2045	1,606	1,381
1.085% due 10/25/2034	186	174
1.170% due 11/25/2035	1,000	868
1.260% due 08/25/2035	358	315
MASTR Asset-Backed Securities Trust
0.635% due 11/25/2036	25,874	12,543
1.025% due 10/25/2035 ^	5,635	4,428
Merrill Lynch Mortgage Investors Trust
0.635% due 07/25/2037	20,030	11,317
0.635% due 08/25/2037	8,215	5,285
Morgan Stanley ABS Capital, Inc. Trust
0.655% due 10/25/2036	1,463	1,171
0.655% due 02/25/2037	7,760	5,675
0.685% due 04/25/2036	1,256	1,245
0.685% due 09/25/2036	1,362	768
1.230% due 12/25/2034	1,689	1,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NovaStar Mortgage Funding Trust
1.605% due 06/25/2035		$3,494	$3,269
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		1,194	1,195
Option One Mortgage Loan Trust
0.885% due 01/25/2036		7,800	5,395
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.575% due 10/25/2034		1,800	1,598
2.325% due 12/25/2034		1,208	1,083
Race Point CLO Ltd.
1.637% due 12/15/2022		833	834
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		13,351	6,865
Residential Asset Mortgage Products Trust
0.744% due 12/25/2035		1,492	1,173
0.985% due 10/25/2035		6,890	6,075
Residential Asset Securities Corp. Trust
0.795% due 08/25/2036		15,000	11,660
0.995% due 11/25/2035		4,493	3,460
Securitized Asset-Backed Receivables LLC Trust
0.695% due 08/25/2036		813	365
0.765% due 07/25/2036		5,472	3,135
1.185% due 08/25/2035		4,928	3,316
Soundview Home Loan Trust
0.685% due 10/25/2036		9,395	8,522
0.705% due 02/25/2037		815	356
Specialty Underwriting & Residential Finance Trust
1.500% due 12/25/2035		520	473
Structured Asset Investment Loan Trust
0.655% due 07/25/2036		1,849	1,330
0.674% due 09/25/2036		4,794	4,217
1.455% due 06/25/2035		10,000	7,473
Structured Asset Securities Corp. Mortgage Loan Trust
0.685% due 03/25/2036		837	699
0.695% due 12/25/2036		3,979	3,669
2.023% due 04/25/2035		283	269
Venture CDO Ltd.
0.922% due 07/22/2021		916	900
VOLT LLC
3.500% due 02/25/2055		6,861	6,883
4.250% due 02/26/2046		2,010	2,033
4.250% due 03/26/2046		2,729	2,771
WaMu Asset-Backed Certificates Trust
0.750% due 05/25/2047		8,380	6,759

Total Asset-Backed Securities (Cost $262,529)			270,766

SOVEREIGN ISSUES 6.8%
Autonomous Community of Catalonia
4.950% due 02/11/2020 (h)	EUR	15,296	18,331
Brazil Government International Bond
5.625% due 02/21/2047		$4,400	4,334
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	5,230	1,558
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		387,510	118,399
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,700	5,192
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	670,000	6,507

Total Sovereign Issues (Cost $150,912)			154,321

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
GMAC Capital Trust
6.602% due 02/15/2040		19,286	490

Total Preferred Securities (Cost $453)			490

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%

CERTIFICATES OF DEPOSIT 1.8%
Credit Suisse AG
1.645% due 09/12/2017	$8,600	$8,611
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017	2,900	2,902
Natixis S.A.
1.553% due 09/25/2017	13,900	13,932
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017	4,300	4,302
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017	9,800	9,807

		39,554

COMMERCIAL PAPER 0.1%
ENI Finance USA, Inc.
1.806% due 10/02/2017	600	589
Viacom, Inc.
1.300% due 11/14/2016	2,400	2,398

		2,987

REPURCHASE AGREEMENTS (g) 0.0%
		196

SHORT-TERM NOTES 0.0%
Kraft Heinz Foods Co.
1.600% due 06/30/2017	700	702

U.S. TREASURY BILLS 0.5%
0.465% due 11/03/2016 - 03/16/2017 (c)(d)(j)(l)	11,430	11,412

Total Short-Term Instruments (Cost $54,790)		54,851

Total Investments in Securities (Cost $2,497,992)		2,553,378

	SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	409,356	4,047

Total Short-Term Instruments (Cost $4,047)		4,047

Total Investments in Affiliates (Cost $4,047)		4,047

Total Investments 112.8% (Cost $2,502,039)		$2,557,425

Financial Derivative Instruments (i)(k) 7.4% (Cost or Premiums, net $29,215)		168,590

Other Assets and Liabilities, net (20.2)%		(458,924)

Net Assets 100.0%		$2,267,091

70	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$196	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(206)	$196	$196

Total Repurchase Agreements						$(206)	$196	$196

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	0.780%	09/14/2016	10/14/2016		$	(10,033)	$(10,037)
	0.900	09/16/2016	10/07/2016			(35,243)	(35,258)
	1.800	09/30/2016	10/04/2016			(3,124)	(3,124)
BRC	(1.500)	06/24/2016	TBD	(4)	EUR	(4,691)	(5,247)
GRE	0.650	08/23/2016	10/21/2016		$	(2,189)	(2,191)
	0.650	08/24/2016	10/24/2016			(7,402)	(7,407)
	0.660	09/08/2016	10/07/2016			(15,713)	(15,720)
JPS	0.570	09/07/2016	10/07/2016			(11,646)	(11,651)
	0.610	08/31/2016	10/21/2016			(7,641)	(7,645)
SCX	0.620	07/07/2016	10/05/2016			(2,733)	(2,738)
	0.740	09/15/2016	10/14/2016			(5,761)	(5,763)
	0.740	09/16/2016	10/14/2016			(10,802)	(10,806)
	0.770	09/19/2016	10/17/2016			(4,223)	(4,224)
	0.810	09/19/2016	10/19/2016			(13,168)	(13,172)
	0.810	09/20/2016	10/19/2016			(3,539)	(3,541)
	0.850	09/21/2016	10/21/2016			(35,427)	(35,437)

Total Reverse Repurchase Agreements							$(173,961)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
GSC	0.800%	09/13/2016	10/13/2016	$(8,122)	$(8,126)
NOM	0.550	07/01/2016	10/03/2016	(21,332)	(21,362)

Total Sale-Buyback Transactions					$(29,488)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(50,874) at a weighted average interest rate of 0.452%.
(4)	Open maturity reverse repurchase agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	71

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (6)
Fannie Mae, TBA	4.000%	10/01/2046	$82,600	$(88,432)	$(88,721)
U.S. Treasury Bonds	4.500	02/15/2036	16,000	(22,979)	(22,656)

Total Short Sales				$(111,411)	$(111,377)

(6)	Payable for short sales includes $96 of accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(h)	Securities with an aggregate market value of $203,126 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (7)
Global/Master Repurchase Agreement
BOS	$0	$(48,419)	$0	$0	$(48,419)	$48,290	$(129)
BRC	0	(5,247)	0	0	(5,247)	5,393	146
GRE	0	(25,318)	0	0	(25,318)	25,237	(81)
JPS	0	(19,296)	0	0	(19,296)	19,059	(237)
SCX	0	(75,681)	0	0	(75,681)	75,437	(244)
SSB	196	0	0	0	196	(206)	(10)

Master Securities Forward Transaction Agreement
GSC	0	0	(8,126)	0	(8,126)	8,154	28
NOM	0	0	(21,362)	(22,656)	(44,018)	20,878	(23,140)

Total Borrowings and Other Financing Transactions	$196	$(173,961)	$(29,488)	$(22,656)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(5,247)	$(5,247)
U.S. Treasury Obligations	0	(168,714)	0	0	(168,714)

Total	$0	$(168,714)	$0	$(5,247)	$(173,961)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(29,488)	0	0	(29,488)

Total	$0	$(29,488)	$0	$0	$(29,488)

Total Borrowings	$0	$(198,202)	$0	$(5,247)	$(203,449)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(203,449)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$112.500	11/25/2016	5,460	$47	$5

Total Purchased Options				$47	$5

72	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$131.000	10/21/2016	710	$(409)	$(450)

Total Written Options				$(409)	$(450)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,814	$(2,142)	$23	$0
90-Day Eurodollar December Futures	Long	12/2017	4,578	258	0	(229)
90-Day Eurodollar December Futures	Short	12/2019	4,578	(663)	515	0
Australia Government 10-Year Bond December Futures	Long	12/2016	29	29	16	(6)
Euro-Bobl December Futures	Long	12/2016	292	192	0	(53)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	299	433	0	(151)
Mini MSCI EAFE Index December Futures	Short	12/2016	3,625	774	0	(2,585)
U.S. Treasury 2-Year Note December Futures	Short	12/2016	4,987	(1,212)	468	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	5,460	153	0	(1,152)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	1,217	(6)	0	(513)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	18	48	26	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	78	(293)	0	(168)
United Kingdom Long Gilt December Futures	Short	12/2016	167	226	197	0

Total Futures Contracts				$(2,203)	$1,245	$(4,857)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	1-Year BRL-CDI	14.145%	01/04/2021	BRL	173,900	$(3,776)	$(151)	$0	$(51)
Receive	1-Year BRL-CDI	12.409	01/04/2021		217,800	(1,579)	(685)	0	(79)
Receive	1-Year BRL-CDI	12.379	01/04/2021		113,600	(794)	(357)	0	(41)
Pay	1-Year BRL-CDI	12.560	01/04/2021		52,800	466	158	19	0
Pay	1-Year BRL-CDI	12.600	01/04/2021		229,300	1,545	510	83	0
Pay	1-Year BRL-CDI	12.810	01/04/2021		241,400	2,076	475	85	0
Pay	3-Month USD-LIBOR *	1.100	01/23/2018	$	1,007,800	1,103	862	0	(101)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		676,000	(13,963)	(3,976)	237	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		134,000	(5,480)	(2,979)	175	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		299,900	(4,017)	2,200	569	0
Receive	3-Month USD-LIBOR	1.934	09/01/2022		88,300	(3,538)	(3,214)	201	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		539,200	(35,354)	(13,926)	1,337	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		9,300	(760)	(628)	43	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,800	(140)	(147)	9	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		182,610	(4,348)	213	984	0
Receive	3-Month USD-LIBOR	2.500	12/16/2030		6,700	(797)	(732)	55	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		21,800	(45)	(46)	63	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		66,300	(15,269)	(13,669)	1,211	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		21,800	(3,724)	(1,850)	394	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		17,900	(1,855)	(1,360)	317	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		57,900	(5,811)	(735)	1,037	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		16,400	(1,542)	(438)	305	0
Pay	6-Month EUR-EURIBOR	0.500	09/21/2023	EUR	143,400	5,838	233	0	(100)
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		61,400	1,268	835	0	(11)
Receive	6-Month EUR-EURIBOR	1.250	09/21/2046		34,400	(5,458)	(251)	70	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		3,500	(536)	(430)	8	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	3,100	(168)	(115)	2	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		38,400	(4,051)	(2,546)	69	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		42,500	254	(530)	229	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		6,700	(1,772)	(1,609)	193	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	88,800	(121)	(99)	0	(11)
Pay	28-Day MXN-TIIE	5.430	06/12/2020		253,500	(242)	(412)	0	(35)
Pay	28-Day MXN-TIIE	5.615	05/21/2021		6,800	(6)	(7)	0	(1)
Pay	28-Day MXN-TIIE	5.640	06/04/2021		8,000	(7)	(11)	0	(1)
Pay	28-Day MXN-TIIE	5.630	07/07/2021		21,700	(21)	(30)	0	(3)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	73

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	28-Day MXN-TIIE	5.660%	11/09/2021	MXN	21,500	$(22)	$(28)	$0	$(3)
Pay	28-Day MXN-TIIE	5.580	11/10/2021		30,000	(36)	(37)	0	(3)
Pay	28-Day MXN-TIIE	5.430	11/17/2021		207,100	(325)	(161)	0	(23)

						$(103,007)	$(45,673)	$7,695	$(463)

Total Swap Agreements						$(103,007)	$(45,673)	$7,695	$(463)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(j)	Securities with an aggregate market value of $72,770 and cash of $4,708 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$5	$1,245	$7,695	$8,945	$(450)	$(4,857)	$(463)	$(5,770)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2016	CHF	1,142		$1,161	$0	$(15)
	10/2016		$423	DKK	2,798	0	(1)
	10/2016		45	NZD	62	0	0
BOA	10/2016	AUD	9,950		$7,476	0	(139)
	10/2016	BRL	64,113		19,750	36	0
	10/2016	CNH	381,493		58,399	1,279	0
	10/2016	DKK	32,302		4,864	0	(9)
	10/2016	EUR	645,288		722,484	0	(2,400)
	10/2016		$19,623	BRL	64,113	91	0
	10/2016		21,794	MXN	427,269	200	0
	10/2016		11,256	SEK	96,416	0	(17)
	11/2016	SEK	96,416		$11,271	15	0
	11/2016		$142	ILS	538	2	0
	11/2016		8,243	JPY	830,700	0	(41)
	11/2016	ZAR	6,060		$430	0	(8)
BPS	10/2016	BRL	22,709		6,262	35	(745)
	10/2016	CNH	32,731		4,879	0	(22)
	10/2016	DKK	1,582		237	0	(2)
	10/2016		$3,296	BRL	10,700	0	(6)
	10/2016		7,439	EUR	6,665	49	0
	10/2016		1,079	GBP	814	0	(25)
	10/2016		14,520	NOK	117,930	231	0
	11/2016	NOK	117,930		$14,521	0	(232)
BRC	10/2016		$13,219	CNH	89,372	163	0
	11/2016		392	SGD	533	0	(1)
CBK	10/2016	AUD	211,680		$159,479	0	(2,530)
	10/2016	BRL	89,140		21,909	0	(5,500)
	10/2016	CNH	298,934		43,848	0	(911)
	10/2016	EUR	22,213		24,848	0	(105)
	10/2016	GBP	13,743		18,011	197	0
	10/2016	MXN	554,874		28,209	0	(354)
	10/2016	NOK	52,529		6,325	0	(245)
	10/2016		$27,460	BRL	89,140	0	(50)
	10/2016		49,735	CNH	324,722	0	(1,115)
	10/2016		1,453	DKK	9,656	4	0
	10/2016		13,167	MXN	239,055	0	(861)
	10/2016		140	NOK	1,155	4	0

74	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2016		$1,355	AUD	1,771	$0	$0
	11/2016		1,671	CHF	1,621	0	0
	11/2016		5,528	EUR	4,914	0	0
	11/2016		3,503	GBP	2,701	0	0
	11/2016		136	ILS	513	1	0
	11/2016		4,464	JPY	452,114	0	0
	11/2016		119	NOK	951	0	0
	11/2016		37	NZD	51	0	0
	11/2016		515	SEK	4,411	0	0
	01/2017		327	DKK	2,157	0	0
DUB	10/2016	BRL	236,240		$72,774	133	0
	10/2016		$71,588	BRL	236,240	1,053	0
	10/2016		7,325	CNH	49,462	81	0
	11/2016	AUD	60,000		$46,000	107	0
	11/2016	ILS	51,034		13,354	0	(278)
	11/2016		$157	ILS	596	2	0
	01/2017	BRL	249,183		$73,197	0	(1,375)
FBF	10/2016		$17,040	RUB	1,091,562	290	0
	12/2016	RUB	1,091,562		$16,806	0	(277)
GLM	10/2016	BRL	20,550		5,041	0	(1,278)
	10/2016	CHF	204,607		208,522	0	(2,087)
	10/2016	JPY	1,157,072		11,147	0	(263)
	10/2016	NOK	66,556		8,098	0	(228)
	10/2016		$6,330	BRL	20,550	0	(12)
	10/2016		2,198	CHF	2,160	25	0
	10/2016		3,080	DKK	20,535	18	0
	10/2016		765,374	EUR	682,753	1,596	0
	11/2016	EUR	673,702		$756,141	0	(1,682)
HUS	10/2016	CNH	100,345		14,774	5	(255)
	10/2016		$3,717	BRL	11,969	0	(48)
	10/2016		2,082	CHF	2,023	0	0
	10/2016		8,580	CNH	57,131	56	(81)
	10/2016		16,364	EUR	14,579	14	0
	10/2016		194,077	GBP	148,970	0	(990)
	10/2016		3,719	NZD	5,121	10	0
	11/2016	CHF	201,566		$208,567	733	0
	11/2016	EUR	14,579		16,384	0	(16)
	11/2016	GBP	145,665		189,808	892	0
	11/2016	HKD	589,822		76,115	44	0
	11/2016	NZD	5,121		3,714	0	(10)
	11/2016	SGD	107,283		79,989	1,299	0
	11/2016		$1,826	HKD	14,153	0	(1)
	11/2016		304	SGD	415	0	0
	01/2017	DKK	277,610		$41,751	0	(322)
	01/2021	BRL	3,010		464	0	(212)
JPM	10/2016		157,340		39,651	21	(8,750)
	10/2016	CNH	108,193		15,906	0	(294)
	10/2016	DKK	282,540		42,348	0	(281)
	10/2016	GBP	360,550		472,514	5,187	0
	10/2016	NZD	5,183		3,790	16	0
	10/2016		$1,582	AUD	2,116	37	0
	10/2016		47,037	BRL	157,340	1,343	0
	10/2016		11,698	CNH	78,509	89	(32)
	10/2016		6,852	EUR	6,087	0	(14)
	11/2016	GBP	220,283		$285,577	0	(112)
	11/2016		$337	SGD	453	0	(5)
	01/2017	BRL	162,463		$47,266	0	(1,354)
MSB	10/2016		216,513		59,455	89	(7,209)
	10/2016	EUR	6,386		7,121	0	(53)
	10/2016	JPY	55,032,675		548,582	5,880	0
	10/2016	SEK	197,051		23,236	266	0
	10/2016		$66,697	BRL	216,513	0	(122)
	10/2016		1,726	CNH	11,257	0	(41)
	10/2016		1,268	GBP	955	0	(30)
	10/2016		5,452	JPY	558,085	52	0
	10/2016		639	SEK	5,417	0	(8)
	11/2016	SEK	442,344		$51,423	0	(214)
	11/2016	SGD	218		160	0	0
	11/2016		$19,636	BRL	64,103	0	(93)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	75

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2016		$853	HKD	6,609	$0	$(1)
	11/2016		181	ILS	679	0	0
NAB	10/2016	SEK	344,079		$40,383	275	0
	11/2016		$10,136	EUR	9,052	47	0
RBC	10/2016		4,075	CNH	26,807	0	(61)
	10/2016		316	DKK	2,132	5	0
	10/2016		118	MXN	2,158	0	(6)
SCX	10/2016	AUD	1,228		$922	0	(18)
	10/2016	EUR	21,272		23,783	0	(113)
	10/2016	GBP	1,303		1,690	1	0
	10/2016	RUB	1,091,562		16,619	0	(710)
	10/2016		$5,620	CNH	37,986	68	0
	10/2016		640,328	JPY	64,487,021	2	(4,395)
	11/2016	JPY	63,656,321		$632,905	4,411	0
	11/2016		$621	HKD	4,815	0	0
	11/2016		49,274	SGD	67,131	0	(35)
	02/2017	CNH	79,154		$11,432	0	(350)
	02/2017		$30,320	CNH	203,846	21	0
SOG	10/2016		8,362		56,460	92	0
	11/2016		760	HKD	5,894	0	0
	11/2016		285	SGD	389	0	0
TOR	11/2016		234		319	0	0
UAG	10/2016	CNH	398,739		$61,058	1,355	0
	10/2016	EUR	5,874		6,557	0	(41)
	10/2016	JPY	8,620,159		84,330	0	(677)
	10/2016	SEK	3,047		355	0	0
	10/2016		$5,955	GBP	4,575	0	(25)
	10/2016		5,776	JPY	595,500	97	0
	10/2016		62	NZD	85	0	0
	11/2016	AUD	160,742		$122,857	215	(307)
	11/2016	KRW	823,513		751	4	0
	01/2017	CNH	66,517		9,682	0	(233)
	02/2017		$7,335	CNH	48,646	0	(94)

Total Forward Foreign Currency Contracts						$28,238	$(50,427)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017	$	800	$32	$86
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		67,190	716	6
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	20,000	782	42
	Put - OTC USD versus MXN		18.800	11/09/2016	$	20,772	287	171
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		14,800	622	1,962

							$2,439	$2,267

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$	5,600	$548	$789
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		5,600	548	284
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		11,400	1,053	1,605
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		11,400	1,163	578
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		19,800	2,269	3,270
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		19,800	2,269	1,428
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016		94,500	181	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		18,400	936	404
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		151,900	517	324
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		36,700	1,899	805
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		177,300	637	379

76	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240%	05/16/2018	$	11,200	$1,122	$1,580
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		11,200	1,122	607
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018		39,300	3,639	5,578
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018		39,300	4,213	2,119
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		57,000	5,653	8,478
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		57,000	5,653	2,917
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,100	2,745	1,286
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		40,200	4,630	7,004
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		40,200	4,630	2,821

								$45,427	$42,256

Total Purchased Options								$47,866	$44,523

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$17,100	$(937)	$(5)
	Call - OTC USD versus RUB		108.000	02/22/2017		800	(32)	0
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		134,380	(635)	(3)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		3,991	(514)	(49)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,991	(595)	(1,598)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	11,924	(463)	(26)
	Call - OTC EUR versus MXN		22.650	03/21/2017		11,924	(414)	(528)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$11,970	(1,517)	(148)
	Put - OTC USD versus BRL		5.000	10/19/2017		11,970	(1,806)	(4,792)
	Call - OTC USD versus BRL		6.300	01/11/2018		5,017	(267)	(36)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	20,000	(639)	(127)
	Put - OTC EUR versus MXN		18.900	03/21/2017		17,600	(714)	(39)
	Call - OTC EUR versus MXN		22.650	03/21/2017		17,600	(576)	(779)
	Put - OTC USD versus MXN		18.350	11/09/2016		$41,544	(287)	(146)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,600	(562)	(7)
	Put - OTC USD versus BRL	BRL	3.150	10/11/2016		$23,366	(162)	(34)
	Call - OTC USD versus BRL		3.350	10/11/2016		23,366	(162)	(79)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,100	(576)	(6)
	Call - OTC USD versus RUB		110.000	02/24/2017		$14,800	(639)	(5)

							$ (11,497)	$(8,407)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$92,200	$(959)	$(392)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	20,100	(181)	(46)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	183,900	(1,959)	(782)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	7,400	(123)	(148)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	24,600	(394)	(505)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	12,400	(213)	(248)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	24,900	(423)	(511)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	285,400	(3,021)	(1,299)

							$ (7,273)	$(3,931)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$ 852	$0	$23

Total Written Options					$(18,770)	$(12,315)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	77

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		33,895		(15,543)		(17,642)		0		710
Notional Amount in $	$	924,051		$486,758		$(95,330)	$	(306,574)	$	(64,858)	$	944,047
Notional Amount in EUR	EUR	219,548	EUR	84,672	EUR	0	EUR	(187,520)	EUR	(20,952)	EUR	95,748
Notional Amount in GBP	GBP	0	GBP	69,400	GBP	0	GBP	(69,400)	GBP	0	GBP	0
Premiums	$	(20,489)		$(10,388)		$2,561	$	8,295	$	842	$	(19,179)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Constellation Energy Group, Inc.	(1.000)%	06/20/2020	0.263%	$ 1,000	$(31)	$3	$0	$(28)
FBF	Kraft Heinz Foods Co.	(1.000)	09/20/2020	0.405	1,500	(38)	3	0	(35)
GST	Canadian Natural Resources Ltd.	(1.000)	06/20/2017	0.333	800	25	(29)	0	(4)
JPM	Boston Scientific Corp.	(1.000)	06/20/2020	0.248	2,000	(41)	(15)	0	(56)
	Cigna Corp.	(1.000)	03/20/2021	0.319	200	(7)	1	0	(6)

						$(92)	$(37)	$0	$(129)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.311%	EUR	2,500	$(17)	$22	$5	$0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.311		900	(12)	14	2	0
CBK	Sprint Communications, Inc.	5.000	09/20/2019	4.100	$	4,000	390	(284)	106	0
DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.179		6,300	(138)	65	0	(73)
GST	Greece Government International Bond	1.000	12/20/2016	11.840		1,200	(262)	234	0	(28)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	800	(10)	12	2	0
JPM	Volvo Treasury AB	1.000	03/20/2021	0.782		1,200	(65)	79	14	0

							$(114)	$142	$129	$(101)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (3)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value (6)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$	400	$54	$2	$56	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019		400	53	3	56	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019		4,800	664	4	668	0

						$771	$9	$780	$0

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

78	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI	0.710%	01/29/2020	EUR	6,900	$(7)	$(53)	$0	$(60)
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	6,240,000	0	(1)	0	(1)
BPS	Receive	3-Month EUR-EXT-CPI	0.700	01/30/2020	EUR	10,300	(2)	(82)	0	(84)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	140	0	8	8	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		6,300	(10)	110	100	0
	Receive	3-Month EUR-EXT-CPI	0.990	03/31/2020	EUR	10,100	(2)	(200)	0	(202)
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	9,350,000	0	(1)	0	(1)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,168	(2)	20	18	0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	12,470,000	0	(2)	0	(2)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	2,240	0	33	33	0
	Receive	3-Month EUR-EXT-CPI	0.740	01/26/2020	EUR	23,300	(50)	(195)	0	(245)
	Receive	3-Month EUR-EXT-CPI	0.660	01/30/2020		14,400	(1)	(83)	0	(84)
	Receive	3-Month EUR-EXT-CPI	0.992	03/30/2020		60,800	(4)	(1,221)	0	(1,225)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	6	7	0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	12,475,000	0	(2)	0	(2)
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	800	(1)	14	13	0
UAG	Receive	3-Month EUR-EXT-CPI	0.740	01/28/2020	EUR	4,800	(6)	(44)	0	(50)

							$ (84)	$(1,693)	$ 179	$(1,956)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	NDDUEAFE Index	62,325	3-Month USD-LIBOR plus a specified spread	02/23/2017	$276,262	$0	$29,476	$29,476	$0
CBK	Receive	NDDUEAFE Index	48,660	3-Month USD-LIBOR less a specified spread	07/13/2017	221,745	0	16,909	16,909	0
DUB	Receive	NDDUEAFE Index	59,510	3-Month USD-LIBOR plus a specified spread	11/15/2016	292,813	0	(826)	0	(826)
	Receive	NDDUEAFE Index	50,760	3-Month USD-LIBOR plus a specified spread	01/19/2017	248,678	0	505	505	0
	Receive	NDDUEAFE Index	137,864	3-Month USD-LIBOR plus a specified spread	02/16/2017	610,726	0	65,481	65,481	0
	Receive	NDDUEAFE Index	43,063	3-Month USD-LIBOR less a specified spread	06/07/2017	206,014	0	5,420	5,420	0
	Receive	NDDUEAFE Index	33,465	3-Month USD-LIBOR less a specified spread	06/21/2017	154,463	0	9,690	9,690	0
FBF	Receive	NDDUEAFE Index	29,364	3-Month USD-LIBOR less a specified spread	06/07/2017	141,777	0	2,435	2,435	0
	Receive	NDDUEAFE Index	32,933	3-Month USD-LIBOR less a specified spread	06/21/2017	152,007	0	9,540	9,540	0
UAG	Receive	NDDUEAFE Index	25,847	3-Month USD-LIBOR plus a specified spread	02/23/2017	108,995	0	17,864	17,864	0

							$0	$156,494	$157,320	$(826)

Total Swap Agreements							$481	$154,915	$158,408	$(3,012)

(7)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	79

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(l)	Securities with an aggregate market value of $14,011 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (8)
AZD	$0	$0	$0	$0	$(16)	$0	$0	$(16)	$(16)	$0	$(16)
BOA	1,623	1,159	61	2,843	(2,614)	(5)	(61)	(2,680)	163	(1,370)	(1,207)
BPS	315	6,881	29,478	36,674	(1,032)	0	(84)	(1,116)	35,558	(36,520)	(962)
BRC	163	0	0	163	(1)	0	(28)	(29)	134	0	134
CBK	206	410	17,179	17,795	(11,671)	(441)	(203)	(12,315)	5,480	(5,537)	(57)
DUB	1,376	0	81,114	82,490	(1,653)	(1,647)	(901)	(4,201)	78,289	(84,324)	(6,035)
FBF	290	0	11,975	12,265	(277)	(5,530)	(35)	(5,842)	6,423	(7,220)	(797)
GLM	1,639	1,342	33	3,014	(5,550)	(2,526)	(1,554)	(9,630)	(6,616)	7,361	745
GST	0	0	670	670	0	0	(32)	(32)	638	(590)	48
HUS	3,053	0	0	3,053	(1,935)	(120)	0	(2,055)	998	(420)	578
JPM	6,693	379	21	7,093	(10,842)	(736)	(64)	(11,642)	(4,549)	5,464	915
MSB	6,287	0	0	6,287	(7,771)	0	0	(7,771)	(1,484)	417	(1,067)
MYC	0	32,390	13	32,403	0	(1,299)	0	(1,299)	31,104	(33,950)	(2,846)
NAB	322	0	0	322	0	0	0	0	322	(430)	(108)
RBC	5	0	0	5	(67)	0	0	(67)	(62)	0	(62)
SCX	4,503	0	0	4,503	(5,621)	0	0	(5,621)	(1,118)	768	(350)
SOG	92	1,962	0	2,054	0	(11)	0	(11)	2,043	(1,960)	83
UAG	1,671	0	17,864	19,535	(1,377)	0	(50)	(1,427)	18,108	(18,350)	(242)

Total Over the Counter	$28,238	$44,523	$158,408	$231,169	$(50,427)	$(12,315)	$(3,012)	$(65,754)

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	1,245	1,245
Swap Agreements	0	0	0	0	7,695	7,695

	$0	$0	$0	$0	$8,945	$8,945

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,238	$0	$28,238
Purchased Options	0	0	0	2,267	42,256	44,523
Swap Agreements	0	909	157,320	0	179	158,408

	$0	$909	$157,320	$30,505	$42,435	$231,169

	$0	$909	$157,320	$30,505	$51,380	$240,114

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$450	$450
Futures	0	0	2,585	0	2,272	4,857
Swap Agreements	0	0	0	0	463	463

	$0	$0	$2,585	$0	$3,185	$5,770

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$50,427	$0	$50,427
Written Options	0	0	0	8,384	3,931	12,315
Swap Agreements	0	230	826	0	1,956	3,012

	$0	$230	$826	$58,811	$5,887	$65,754

	$0	$230	$3,411	$58,811	$9,072	$71,524

80	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,147)	$0	$(192)	$(1,339)
Written Options	0	0	753	0	1,329	2,082
Futures	0	0	(10,943)	0	9,120	(1,823)
Swap Agreements	0	5,866	0	0	(53,525)	(47,659)

	$0	$5,866	$(11,337)	$0	$(43,268)	$(48,739)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(59,254)	$0	$(59,254)
Purchased Options	0	(11)	0	(854)	(569)	(1,434)
Written Options	0	25	0	2,145	237	2,407
Swap Agreements	0	607	(86,969)	0	(2,477)	(88,839)

	$0	$621	$(86,969)	$(57,963)	$(2,809)	$(147,120)

	$0	$6,487	$(98,306)	$(57,963)	$(46,077)	$(195,859)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(62)	$(62)
Written Options	0	0	0	0	(41)	(41)
Futures	0	0	1,148	0	842	1,990
Swap Agreements	0	(2,329)	0	0	19,957	17,628

	$0	$(2,329)	$1,148	$0	$20,696	$19,515

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$51,343	$0	$51,343
Purchased Options	0	11	0	(280)	(2,954)	(3,223)
Written Options	0	(24)	0	2,406	3,901	6,283
Swap Agreements	0	978	198,872	0	7,102	206,952

	$0	$965	$198,872	$53,469	$8,049	$261,355

	$0	$(1,364)	$200,020	$53,469	$28,745	$280,870

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	81

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,961	$0	$3,961
Corporate Bonds & Notes
Banking & Finance	0	260,213	0	260,213
Industrials	0	49,601	0	49,601
Utilities	0	51,403	0	51,403
Municipal Bonds & Notes
California	0	1,854	0	1,854
Illinois	0	2,068	0	2,068
U.S. Government Agencies	0	180,582	0	180,582
U.S. Treasury Obligations	0	1,378,974	0	1,378,974
Non-Agency Mortgage-Backed Securities	0	144,294	0	144,294
Asset-Backed Securities	0	270,766	0	270,766
Sovereign Issues	0	154,321	0	154,321
Preferred Securities
Banking & Finance	490	0	0	490
Short-Term Instruments
Certificates of Deposit	0	39,554	0	39,554
Commercial Paper	0	2,398	589	2,987
Repurchase Agreements	0	196	0	196
Short-Term Notes	0	702	0	702
U.S. Treasury Bills	0	11,412	0	11,412

	$490	$2,552,299	$589	$2,553,378

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,047	$0	$0	$4,047

Total Investments	$4,537	$2,552,299	$589	$2,557,425

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(88,721)	$0	$(88,721)
U.S. Treasury Obligations	0	(22,656)	0	(22,656)

	$0	$(111,377)	$0	$(111,377)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,245	7,700	0	8,945
Over the counter	0	231,169	0	231,169

	$1,245	$238,869	$0	$240,114

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,857)	(913)	0	(5,770)
Over the counter	0	(65,754)	0	(65,754)

	$(4,857)	$(66,667)	$0	$(71,524)

Totals	$925	$2,613,124	$589	$2,614,638

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

82	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.3%

CORPORATE BONDS & NOTES 50.8%

BANKING & FINANCE 14.1%
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021		$200	$210
American International Group, Inc.
3.900% due 04/01/2026		1,600	1,697
4.500% due 07/16/2044		3,000	3,075
American Tower Corp.
3.125% due 01/15/2027		1,800	1,797
Aviation Loan Trust
2.960% due 12/15/2022		1,036	949
Banco do Brasil S.A.
6.000% due 01/22/2020		1,300	1,398
Bank of America Corp.
4.100% due 07/24/2023		300	325
6.250% due 09/05/2024 (e)		2,000	2,085
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021		1,800	1,858
Barclays Bank PLC
7.625% due 11/21/2022		2,500	2,782
10.179% due 06/12/2021		740	947
Barclays PLC
7.875% due 09/15/2022 (e)	GBP	700	888
8.000% due 12/15/2020 (e)	EUR	200	226
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$700	752
BNP Paribas S.A.
7.625% due 03/30/2021 (e)		800	828
BPCE S.A.
4.500% due 03/15/2025		900	910
4.625% due 07/11/2024		1,200	1,228
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,199
Citigroup, Inc.
6.625% due 06/15/2032		600	746
8.125% due 07/15/2039		780	1,233
Cooperatieve Rabobank UA
3.750% due 07/21/2026		1,000	1,004
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		800	804
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		800	816
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		1,400	1,421
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	3,087
FMR LLC
4.950% due 02/01/2033		2,000	2,246
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		4,086	4,604
Goldman Sachs Group, Inc.
3.850% due 07/08/2024		1,400	1,490
5.375% due 05/10/2020 (e)		1,400	1,409
HBOS PLC
6.750% due 05/21/2018		1,900	2,035
HSBC Holdings PLC
6.375% due 09/17/2024 (e)		1,800	1,775
6.500% due 09/15/2037		1,500	1,931
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,309
International Lease Finance Corp.
6.250% due 05/15/2019		1,500	1,629
JPMorgan Chase & Co.
2.950% due 10/01/2026		1,000	1,005
5.000% due 07/01/2019 (e)		2,400	2,373
5.300% due 05/01/2020 (e)		500	508
Kimco Realty Corp.
2.800% due 10/01/2026		1,600	1,591
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		634	656

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MetLife, Inc.
10.750% due 08/01/2069		$2,000	$3,210
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,568
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,598
Navient Corp.
5.500% due 01/15/2019		700	712
5.625% due 08/01/2033		1,000	800
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,877
Progressive Corp.
3.700% due 01/26/2045		1,400	1,469
Prudential Financial, Inc.
4.600% due 05/15/2044		1,500	1,612
Rio Oil Finance Trust
9.250% due 07/06/2024		232	214
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (e)		1,900	2,285
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (e)	GBP	200	257
Spirit Realty LP
4.450% due 09/15/2026		$1,500	1,494
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	1,243
Wells Fargo & Co.
3.300% due 09/09/2024		2,000	2,094
3.900% due 05/01/2045		700	724
4.400% due 06/14/2046		1,400	1,432
4.900% due 11/17/2045		700	774
5.606% due 01/15/2044		200	240
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	944
6.600% due 01/15/2038		400	550
Weyerhaeuser Co.
7.375% due 03/15/2032		1,200	1,631
WP Carey, Inc.
4.000% due 02/01/2025		1,600	1,602

			87,156

INDUSTRIALS 24.5%
21st Century Fox America, Inc.
6.150% due 02/15/2041		2,500	3,189
AbbVie, Inc.
4.400% due 11/06/2042		3,100	3,246
Activision Blizzard, Inc.
6.125% due 09/15/2023		1,500	1,649
American Airlines Pass-Through Trust
3.000% due 04/15/2030 (a)		700	707
3.650% due 12/15/2029		500	522
4.375% due 04/01/2024		692	704
Amgen, Inc.
4.563% due 06/15/2048		2,169	2,315
4.950% due 10/01/2041		1,214	1,355
Anadarko Petroleum Corp.
7.950% due 06/15/2039		800	994
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037		900	1,229
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		600	644
Anthem, Inc.
4.650% due 01/15/2043		1,600	1,757
Apple, Inc.
2.450% due 08/04/2026		1,500	1,507
3.850% due 05/04/2043		1,300	1,335
Barrick International Barbados Corp.
6.350% due 10/15/2036		600	681
Baxter International, Inc.
2.600% due 08/15/2026		1,500	1,487
Becton Dickinson and Co.
3.734% due 12/15/2024		1,400	1,522

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boston Scientific Corp.
7.375% due 01/15/2040		$2,000	$2,736
Canadian Pacific Railway Co.
2.900% due 02/01/2025		1,500	1,539
4.800% due 08/01/2045		700	823
Comcast Corp.
3.200% due 07/15/2036		1,300	1,272
6.400% due 05/15/2038		50	70
6.500% due 11/15/2035		200	278
6.550% due 07/01/2039		2,000	2,845
6.950% due 08/15/2037		700	1,024
7.050% due 03/15/2033		600	854
Cox Communications, Inc.
8.375% due 03/01/2039		1,600	2,078
CVS Pass-Through Trust
4.704% due 01/10/2036		3,242	3,612
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		600	935
Devon Financing Co. LLC
7.875% due 09/30/2031		400	497
Diamond Finance Corp.
5.450% due 06/15/2023		1,100	1,180
Discovery Communications LLC
4.950% due 05/15/2042		2,700	2,580
Domtar Corp.
6.750% due 02/15/2044		1,500	1,689
Dow Chemical Co.
9.400% due 05/15/2039		100	164
Ecopetrol S.A.
7.375% due 09/18/2043		2,000	2,110
Enbridge, Inc.
4.500% due 06/10/2044		1,500	1,398
Encana Corp.
6.500% due 08/15/2034		500	525
Energy Transfer Partners LP
4.050% due 03/15/2025		1,800	1,789
6.625% due 10/15/2036		500	544
7.500% due 07/01/2038		400	461
Enterprise Products Operating LLC
4.450% due 02/15/2043		2,600	2,562
5.750% due 03/01/2035		200	226
Fidelity National Information Services, Inc.
3.000% due 08/15/2026		1,600	1,587
Ford Motor Co.
7.450% due 07/16/2031		2,200	2,919
Freeport-McMoRan, Inc.
5.450% due 03/15/2043		500	407
General Electric Co.
6.750% due 03/15/2032		831	1,172
6.875% due 01/10/2039		344	519
Gilead Sciences, Inc.
2.950% due 03/01/2027		1,500	1,519
Goldcorp, Inc.
5.450% due 06/09/2044		1,600	1,735
GTL Trade Finance, Inc.
5.893% due 04/29/2024		792	784
Hess Corp.
5.800% due 04/01/2047		1,500	1,541
IHO Verwaltungs GmbH (3.250% Cash or 4.000% PIK)
3.250% due 09/15/2023 (b)	EUR	1,300	1,463
International Paper Co.
3.000% due 02/15/2027		$1,500	1,502
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		1,500	1,711
Kinetic Concepts, Inc.
9.625% due 10/01/2021		800	802
Kraft Heinz Foods Co.
6.500% due 02/09/2040		800	1,080
Laboratory Corp. of America Holdings
4.700% due 02/01/2045		1,200	1,314
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		666	644

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	83

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Masco Corp.
7.750% due 08/01/2029	$2,400	$2,874
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,480
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,326
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,546
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	950	987
Newmont Mining Corp.
6.250% due 10/01/2039	382	453
NVIDIA Corp.
3.200% due 09/16/2026	1,700	1,720
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,222
Oracle Corp.
3.850% due 07/15/2036	1,500	1,564
4.125% due 05/15/2045	1,900	2,000
4.500% due 07/08/2044	1,500	1,658
Owens Corning
3.400% due 08/15/2026	1,300	1,310
Pfizer, Inc.
7.200% due 03/15/2039	670	1,030
Pride International, Inc.
7.875% due 08/15/2040	200	151
QVC, Inc.
5.950% due 03/15/2043	2,100	2,000
Regency Energy Partners LP
5.000% due 10/01/2022	900	951
Reynolds American, Inc.
6.150% due 09/15/2043	2,000	2,652
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,242
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	1,500	1,541
SABMiller Holdings, Inc.
4.950% due 01/15/2042	1,500	1,760
SFR Group S.A.
7.375% due 05/01/2026	1,100	1,126
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,470
Southern Co.
3.250% due 07/01/2026	800	831
Southern Copper Corp.
5.250% due 11/08/2042	1,000	953
Suncor Energy, Inc.
6.500% due 06/15/2038	200	263
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	500	511
Teck Resources Ltd.
6.000% due 08/15/2040	1,150	1,075
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	120
8.375% due 06/15/2032	2,400	3,003
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	37
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,860
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	4,154
Time Warner Cable LLC
5.500% due 09/01/2041	1,297	1,392
5.875% due 11/15/2040	400	447
6.550% due 05/01/2037	700	834
Time Warner, Inc.
4.650% due 06/01/2044	200	218
6.250% due 03/29/2041	100	130
6.500% due 11/15/2036	2,469	3,207
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	128
7.250% due 08/15/2038	300	427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	$478	$524
United Airlines Pass-Through Trust
4.000% due 10/11/2027	943	1,012
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,861
Vale Overseas Ltd.
6.875% due 11/10/2039	1,600	1,556
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	90	84
Vessel Management Services, Inc.
3.432% due 08/15/2036	1,988	2,089
Viacom, Inc.
4.850% due 12/15/2034	700	717
5.250% due 04/01/2044	1,400	1,477
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,400	1,778
6.200% due 04/15/2038	900	1,298
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,434
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,558
8.750% due 03/15/2032	137	171
Williams Partners LP
4.900% due 01/15/2045	1,500	1,435
Woodside Finance Ltd.
3.700% due 09/15/2026	1,600	1,613

		151,593

UTILITIES 12.2%
Alabama Power Co.
3.750% due 03/01/2045	1,300	1,356
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,118
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,865
7.000% due 04/01/2038	100	138
AT&T, Inc.
4.500% due 03/09/2048	2,073	2,094
4.550% due 03/09/2049	3,750	3,791
4.750% due 05/15/2046	1,000	1,056
4.800% due 06/15/2044	2,400	2,535
5.350% due 09/01/2040	361	407
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	521
6.500% due 09/15/2037	1,600	2,212
British Telecommunications PLC
9.375% due 12/15/2030	600	974
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	938	480
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,301
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	578
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	947
Emera, Inc.
6.750% due 06/15/2076	1,400	1,508
Enable Midstream Partners LP
5.000% due 05/15/2044	1,900	1,634
FirstEnergy Corp.
7.375% due 11/15/2031	400	521
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,115
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	634
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,805
Majapahit Holding BV
7.750% due 01/20/2020	900	1,037
NGPL PipeCo LLC
7.768% due 12/15/2037	1,300	1,417

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ohio Edison Co.
6.875% due 07/15/2036	$1,100	$1,467
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	255
5.800% due 03/01/2037	1,000	1,322
PacifiCorp
6.000% due 01/15/2039	1,300	1,778
Petrobras Global Finance BV
6.875% due 01/20/2040	2,600	2,285
7.875% due 03/15/2019	2,388	2,591
8.375% due 05/23/2021	200	220
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	3,488
5.625% due 01/23/2046	1,100	966
6.500% due 06/02/2041	1,000	978
Plains All American Pipeline LP
6.650% due 01/15/2037	100	109
Progress Energy, Inc.
7.750% due 03/01/2031	400	566
SES S.A.
5.300% due 04/04/2043	1,800	1,713
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,069
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,404
Southern California Edison Co.
5.625% due 02/01/2036	200	258
6.000% due 01/15/2034	300	396
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,654
Verizon Communications, Inc.
4.125% due 08/15/2046	1,800	1,813
4.672% due 03/15/2055	3,422	3,616
5.012% due 08/21/2054	8,500	9,454
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,700
Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,777

		75,923

Total Corporate Bonds & Notes (Cost $296,181)		314,672

MUNICIPAL BONDS & NOTES 4.1%

CALIFORNIA 1.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	2,082
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	612
7.500% due 04/01/2034	600	910
7.550% due 04/01/2039	700	1,122
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	150	231
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,222
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	145
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,313
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,200

		11,837

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,995

84	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	$2,500	$3,082

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	226

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	547

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	549
6.814% due 11/15/2040	1,400	2,031

		2,580

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	332

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,620

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	91

Total Municipal Bonds & Notes (Cost $20,981)		25,310

U.S. GOVERNMENT AGENCIES 20.0%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (c)	20,000	14,030
0.725% due 10/27/2037	80	80
3.500% due 08/01/2046	5,385	5,759
3.980% due 07/01/2021	2,500	2,745
5.625% due 04/17/2028	100	134
6.210% due 08/06/2038	9,643	15,063
Fannie Mae, TBA
3.500% due 11/01/2046	48,600	51,232
Financing Corp.
8.600% due 09/26/2019	1,470	1,791
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	756
5.000% due 04/15/2038	154	172
6.250% due 07/15/2032	500	755
6.750% due 03/15/2031	2,800	4,337
Ginnie Mae
3.500% due 11/20/2044	1,401	1,494
5.500% due 10/20/2037	489	620
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	3,100	4,170
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030 (c)	16,700	13,289
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (c)	2,300	1,654

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.290% due 12/01/2027	$197	$216
Tennessee Valley Authority
4.625% due 09/15/2060	1,000	1,276
4.875% due 01/15/2048	1,050	1,346
5.250% due 09/15/2039	400	555
5.375% due 04/01/2056	650	925
5.880% due 04/01/2036	1,100	1,602

Total U.S. Government Agencies (Cost $113,146)		124,001

U.S. TREASURY OBLIGATIONS 31.9%
U.S. Treasury Bonds
2.500% due 02/15/2046 (g)	17,021	17,654
2.500% due 05/15/2046 (g)	59,505	61,790
2.750% due 08/15/2042 (i)(k)	9,800	10,713
2.875% due 05/15/2043	13,737	15,343
3.000% due 05/15/2045 (i)	3,400	3,889
3.125% due 02/15/2043	23,800	27,818
4.375% due 05/15/2040 (i)(k)	1,200	1,681
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045 (i)	3,219	3,342
1.375% due 02/15/2044 (i)	11,488	13,714
U.S. Treasury Notes
1.625% due 05/15/2026	2,910	2,916
U.S. Treasury STRIPS
0.000% due 05/15/2032 (c)	1,100	797
0.000% due 11/15/2032 (c)	7,400	5,281
0.000% due 08/15/2033 (c)	2,500	1,746
0.000% due 11/15/2033 (c)	500	347
0.000% due 05/15/2034 (c)	600	409
0.000% due 11/15/2034 (c)	200	134
0.000% due 08/15/2040 (c)	18,800	10,825
0.000% due 11/15/2040 (c)	12,200	6,970
0.000% due 08/15/2042 (c)	2,600	1,413
0.000% due 05/15/2043 (c)	7,000	3,714
0.000% due 11/15/2043 (c)	1,000	531
0.000% due 11/15/2044 (c)	13,200	6,726
0.000% due 02/15/2045 (c)	200	101

Total U.S. Treasury Obligations (Cost $178,129)		197,854

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,408
Banc of America Alternative Loan Trust
6.000% due 01/25/2034	2,556	2,629
Banc of America Funding Trust
3.309% due 07/20/2036	246	246
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,250
5.122% due 08/10/2035	700	748
Bear Stearns Adjustable Rate Mortgage Trust
2.884% due 01/25/2035	7	7
Citigroup Mortgage Loan Trust, Inc.
2.887% due 03/25/2034	116	115
DBUBS Mortgage Trust
1.869% due 07/12/2044	1,149	1,147
Downey Savings & Loan Association Mortgage Loan Trust
2.709% due 07/19/2044	61	60
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	183	183
GSMPS Mortgage Loan Trust
0.875% due 01/25/2036	1,549	1,307
Homestar Mortgage Acceptance Corp.
1.225% due 06/25/2034	702	688
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034	1,400	1,438
IndyMac Mortgage Loan Trust
0.705% due 07/25/2047	188	128

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046		$1,185	$1,231
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,370	1,419
Merrill Lynch Mortgage Investors Trust
2.726% due 11/25/2035		1,633	1,619
RBSSP Resecuritization Trust
2.476% due 12/25/2035		1,810	1,816
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043		1,600	1,670
Structured Adjustable Rate Mortgage Loan Trust
3.052% due 02/25/2034		20	20
Structured Asset Mortgage Investments Trust
0.715% due 07/25/2046 ^		82	69
0.745% due 05/25/2036		151	118
WaMu Mortgage Pass-Through Certificates Trust
0.895% due 05/25/2034		1,504	1,283
0.945% due 06/25/2044		205	191
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,420
Wells Fargo Mortgage-Backed Securities Trust
2.841% due 01/25/2035		824	820

Total Non-Agency Mortgage-Backed Securities (Cost $22,528)			23,030

ASSET-BACKED SECURITIES 2.8%
Accredited Mortgage Loan Trust
1.394% due 01/25/2035		1,314	1,229
Equifirst Loan Securitization Trust
0.695% due 04/25/2037		1,513	1,352
First Franklin Mortgage Loan Trust
1.475% due 07/25/2033		1,451	1,393
HSI Asset Securitization Corp. Trust
0.685% due 05/25/2037		1,427	1,332
NYMT Residential
4.000% due 03/25/2021		1,071	1,072
RAAC Trust
1.205% due 05/25/2044		1,392	1,368
SLM Student Loan Trust
2.215% due 04/25/2023		227	228
Specialty Underwriting & Residential Finance Trust
0.915% due 12/25/2036		1,400	1,197
Structured Asset Investment Loan Trust
0.675% due 06/25/2036		1,499	1,341
0.685% due 05/25/2036		1,528	1,402
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		1,082	1,087
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		1,319	1,339
VOLT LLC
4.000% due 05/25/2046		1,675	1,693
4.250% due 03/26/2046		1,109	1,126

Total Asset-Backed Securities (Cost $16,954)			17,159

SOVEREIGN ISSUES 0.9%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		800	866
Brazil Government International Bond
5.625% due 02/21/2047		1,400	1,379
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,461
Mexico Government International Bond
4.600% due 01/23/2046		534	545
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,335

Total Sovereign Issues (Cost $5,141)			5,586

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	85

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (f) 0.1%
$362

Total Short-Term Instruments (Cost $362)	362

Total Investments in Securities (Cost $653,422)	707,974

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	355,836	$3,518

Total Short-Term Instruments (Cost $3,518)		3,518

Total Investments in Affiliates (Cost $3,518)		3,518

MARKET VALUE (000S)
Total Investments 114.9% (Cost $656,940)	$711,492

Financial Derivative Instruments (h)(j) 0.5% (Cost or Premiums, net $(758))	2,948

Other Assets and Liabilities, net (15.4)%	(95,275)

Net Assets 100.0%	$619,165

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$362	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(370)	$362	$362

Total Repurchase Agreements						$(370)	$362	$362

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.450%	09/13/2016	10/13/2016	$(2,475)	$(2,476)
JPS	0.350	09/07/2016	10/07/2016	(3,519)	(3,520)
	0.610	08/31/2016	10/21/2016	(17,978)	(17,988)
	0.750	09/20/2016	10/17/2016	(21,038)	(21,043)
SGY	0.750	09/20/2016	10/17/2016	(919)	(919)

Total Reverse Repurchase Agreements					$(45,946)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.980%	09/21/2016	10/21/2016	$(1,338)	$(1,339)
	0.980	09/22/2016	10/21/2016	(1,544)	(1,545)
TDM	1.050	09/23/2016	10/07/2016	(1,638)	(1,638)

Total Sale-Buyback Transactions					$(4,522)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(50,812) at a weighted average interest rate of 0.379%.
(4)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

86	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	6.000%	10/01/2046	$1,000	$(1,145)	$(1,147)

Total Short Sales				$(1,145)	$(1,147)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(g)	Securities with an aggregate market value of $50,467 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BOS	$0	$(2,476)	$0	$(2,476)	$2,492	$16
JPS	0	(42,551)	0	(42,551)	41,917	(634)
SGY	0	(919)	0	(919)	935	16
SSB	362	0	0	362	(370)	(8)

Master Securities Forward Transaction Agreement
GSC	0	0	(2,884)	(2,884)	2,908	24
TDM	0	0	(1,638)	(1,638)	1,661	23

Total Borrowings and Other Financing Transactions	$362	$(45,946)	$(4,522)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(45,946)	$0	$0	$(45,946)

Total	$0	$(45,946)	$0	$0	$(45,946)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(4,522)	0	0	(4,522)

Total	$0	$(4,522)	$0	$0	$(4,522)

Total Borrowings	$0	$(50,468)	$0	$0	$(50,468)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(50,468)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 30-Year Bond November Futures	$161.000	10/21/2016	23	$(13)	$(2)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	162.000	10/21/2016	9	(4)	(2)

				$(17)	$(4)

Total Written Options				$(17)	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	87

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2016	3,026	$1,207	$1,800	$0
S&P 500 Index December Futures	Long	12/2016	478	473	1,422	0
U.S. Treasury 10-Year Note December Futures	Long	12/2016	4	3	0	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	85	(321)	0	(183)

Total Futures Contracts				$1,362	$3,222	$(185)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Kinder Morgan, Inc.	1.000%	12/20/2021	1.700%	$100	$(4)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$10,700	$144	$(37)	$11	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	2,000	26	34	3	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	14,800	215	29	23	0

				$385	$26	$37	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR *	1.250%	12/21/2018	$5,900	$(24)	$(6)	$2	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2019	10,800	(373)	2	9	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021	15,200	(204)	5	29	0
Receive	3-Month USD-LIBOR	2.350	10/02/2025	700	(61)	(18)	3	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026	800	(64)	(20)	4	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	32,350	(776)	(60)	175	0

					$(1,502)	$(97)	$222	$0

Total Swap Agreements					$(1,121)	$(71)	$259	$0

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

88	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(i)	Securities with an aggregate market value of $23,853 and cash of $3,094 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,222	$259	$3,481	$(4)	$(185)	$0	$(189)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	10/2016		$2,892	MXN	52,514	$0	$(189)
	10/2016		1,345	RUB	89,508	77	0
GLM	10/2016	CAD	388		$296	0	0
JPM	10/2016	EUR	193		216	0	(1)
	11/2016	GBP	644		836	1	0
RBC	11/2016		189		249	4	0
SOG	10/2016		$477	EUR	427	2	0
TOR	11/2016		1,561	BRL	5,108	0	(4)
UAG	10/2016	EUR	2,567		$2,864	0	(19)

Total Forward Foreign Currency Contracts						$84	$(213)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus JPY	JPY	120.000	05/10/2017	$10,000	$92	$15

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$	3,500	$308	$3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		100	7	7
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017		5,400	454	5
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		16,150	57	35
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017		3,600	317	4
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		100	8	6

								$1,151	$60

Total Purchased Options								$1,243	$75

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-26 5-Year Index	Buy	0.650%	10/19/2016	$900	$(1)	$0
	Call - OTC CDX.IG-26 5-Year Index	Buy	0.675	10/19/2016	5,600	(6)	(3)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.850	10/19/2016	900	(1)	0
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	10/19/2016	10,900	(20)	(1)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	11/16/2016	3,000	(4)	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	89

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000%	12/21/2016		$12,050	$(20)	$(7)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.050	12/21/2016		4,150	(7)	(2)
BPS	Call - OTC CDX.IG-26 5-Year Index	Buy	0.650	10/19/2016		4,800	(4)	(1)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	10/19/2016		10,100	(15)	(1)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	11/16/2016		4,500	(5)	(2)
BRC	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.850	10/19/2016	EUR	6,900	(8)	(1)
CBK	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		5,800	(7)	(3)
FBF	Call - OTC CDX.IG-26 5-Year Index	Buy	0.675	10/19/2016		$8,700	(8)	(5)
GST	Call - OTC CDX.IG-26 5-Year Index	Buy	0.650	10/19/2016		2,650	(2)	(1)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.850	10/19/2016		2,650	(4)	0
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	11/16/2016		4,000	(6)	(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016	EUR	9,900	(14)	(5)
JPM	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	11/16/2016		$9,200	(12)	(4)
	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	12/21/2016		7,700	(6)	(9)
	Put - OTC CDX.IG-27 5-Year Index	Sell	1.100	12/21/2016		7,700	(10)	(5)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016	EUR	5,300	(7)	(2)
MYC	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	11/16/2016		$4,500	(6)	(2)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.050	12/21/2016		3,400	(5)	(2)
	Call - OTC CDX.IG-27 5-Year Index	Buy	0.650	01/18/2017		5,000	(4)	(4)
	Put - OTC CDX.IG-27 5-Year Index	Sell	1.100	01/18/2017		5,000	(6)	(5)

							$(188)	$(68)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	4.000	10/06/2016	$2,000	$(9)	$0
CBK	Call - OTC USD versus MXN	MXN	20.000	11/28/2016	3,000	(29)	(69)
FBF	Call - OTC USD versus MXN		20.000	10/11/2016	1,900	(15)	(6)

						$(53)	$(75)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$	500	$(7)	$(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017		7,700	(319)	(2)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017		11,700	(469)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		3,400	(57)	(68)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017		7,800	(324)	(2)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019		500	(8)	(7)

								$(1,184)	$(89)

Total Written Options								$(1,464)	$(232)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		12		549		(149)		(325)		(55)		32
Notional Amount in $		$71,850		$266,800		$(48,950)	$	(106,850)	$	(22,650)	$	160,200
Notional Amount in EUR	EUR	9,300	EUR	153,000	EUR	(17,750)	EUR	(112,750)	EUR	(3,900)	EUR	27,900
Notional Amount in GBP	GBP	0	GBP	6,700	GBP	(6,700)	GBP	0	GBP	0	GBP	0
Premiums		$(1,346)		$(935)		$231	$	511	$	58	$	(1,481)

90	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Italy Government International Bond	1.000%	06/20/2021	1.331%	$	800	$(8)	$(4)	$0	$(12)
BPS	BHP Billiton Finance USA Ltd.	1.000	06/20/2021	1.020		400	(16)	16	0	0
	Italy Government International Bond	1.000	06/20/2021	1.331		600	(4)	(5)	0	(9)
	Volkswagen International Finance NV	1.000	06/20/2021	1.060	EUR	500	(25)	24	0	(1)
BRC	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.947	$	1,100	(10)	13	3	0
	Italy Government International Bond	1.000	06/20/2021	1.331		700	(6)	(4)	0	(10)
	Mexico Government International Bond	1.000	06/20/2021	1.520		1,400	(42)	10	0	(32)
CBK	Credit Suisse Group Finance	1.000	06/20/2017	0.774	EUR	600	2	(1)	1	0
DUB	Mexico Government International Bond	1.000	06/20/2021	1.520	$	3,100	(78)	6	0	(72)
MYC	Kinder Morgan, Inc.	1.000	06/20/2021	1.563		1,100	(65)	38	0	(27)

							$(252)	$93	$4	$(163)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
MYC	CMBX.NA.BBB-.9 Index	3.000%	09/17/2058	$1,600	$(268)	$(4)	$0	$(272)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	S&P 500 Total Return Index	9,182	3-Month USD-LIBOR less a specified spread	03/23/2017	$ 37,456	$0	$373	$373	$0

Total Swap Agreements							$(520)	$462	$377	$(435)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	91

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(k)	Securities with an aggregate market value of $652 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BOA	$0	$10	$0	$10	$0	$(23)	$(12)	$(35)	$(25)	$0	$(25)
BPS	0	15	373	388	0	(4)	(10)	(14)	374	(80)	294
BRC	0	0	3	3	0	(1)	(42)	(43)	(40)	0	(40)
CBK	77	0	1	78	(189)	(72)	0	(261)	(183)	309	126
DUB	0	5	0	5	0	(3)	(72)	(75)	(70)	(90)	(160)
FBF	0	0	0	0	0	(11)	0	(11)	(11)	0	(11)
GLM	0	35	0	35	0	(68)	0	(68)	(33)	0	(33)
GST	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
JPM	1	4	0	5	(1)	(22)	0	(23)	(18)	0	(18)
MYC	0	6	0	6	0	(20)	(299)	(319)	(313)	343	30
RBC	4	0	0	4	0	0	0	0	4	0	4
SOG	2	0	0	2	0	0	0	0	2	0	2
TOR	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
UAG	0	0	0	0	(19)	0	0	(19)	(19)	0	(19)

Total Over the Counter	$84	$75	$377	$536	$(213)	$(232)	$(435)	$(880)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$3,222	$0	$0	$3,222
Swap Agreements	0	37	0	0	222	259

	$0	$37	$3,222	$0	$222	$3,481

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$84	$0	$84
Purchased Options	0	0	0	15	60	75
Swap Agreements	0	4	373	0	0	377

	$0	$4	$373	$99	$60	$536

	$0	$41	$3,595	$99	$282	$4,017

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	185	185

	$0	$0	$0	$0	$189	$189

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$213	$0	$213
Written Options	0	68	0	75	89	232
Swap Agreements	0	435	0	0	0	435

	$0	$503	$0	$288	$89	$880

	$0	$503	$0	$288	$278	$1,069

92	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$138	$138
Futures	0	0	42,722	0	109	42,831
Swap Agreements	0	425	0	0	(1,316)	(891)

	$0	$425	$42,722	$0	$(1,069)	$42,078

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$642	$0	$642
Purchased Options	0	0	0	0	(100)	(100)
Written Options	0	406	0	18	145	569
Swap Agreements	0	61	2,565	0	0	2,626

	$0	$467	$2,565	$660	$45	$3,737

	$0	$892	$45,287	$660	$(1,024)	$45,815

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$10	$10
Futures	0	0	(11,140)	0	(318)	(11,458)
Swap Agreements	0	(63)	0	0	422	359

	$0	$(63)	$(11,140)	$0	$114	$(11,089)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(42)	$0	$(42)
Purchased Options	0	0	0	(77)	(140)	(217)
Written Options	0	104	0	(22)	(21)	61
Swap Agreements	0	89	(395)	0	0	(306)

	$0	$193	$(395)	$(141)	$(161)	$(504)

	$0	$130	$(11,535)	$(141)	$(47)	$(11,593)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$87,156	$0	$87,156
Industrials	0	151,593	0	151,593
Utilities	0	75,923	0	75,923
Municipal Bonds & Notes
California	0	11,837	0	11,837
Georgia	0	3,995	0	3,995
Illinois	0	3,082	0	3,082
Nevada	0	226	0	226
New Jersey	0	547	0	547
New York	0	2,580	0	2,580
North Carolina	0	332	0	332
Ohio	0	2,620	0	2,620
West Virginia	0	91	0	91
U.S. Government Agencies	0	124,001	0	124,001
U.S. Treasury Obligations	0	197,854	0	197,854
Non-Agency Mortgage-Backed Securities	0	23,030	0	23,030
Asset-Backed Securities	0	17,159	0	17,159
Sovereign Issues	0	5,586	0	5,586
Short-Term Instruments
Repurchase Agreements	0	362	0	362

	$0	$707,974	$0	$707,974

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,518	$0	$0	$3,518

Total Investments	$3,518	$707,974	$0	$711,492

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,147)	$0	$(1,147)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,222	259	0	3,481
Over the counter	0	536	0	536

	$3,222	$795	$0	$4,017

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(185)	(4)	0	(189)
Over the counter	0	(880)	0	(880)

	$(185)	$(884)	$0	$(1,069)

Totals	$6,555	$706,738	$0	$713,293

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	93

Schedule of Investments PIMCO StocksPLUS® Short Fund

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.8%

BANK LOAN OBLIGATIONS 0.5%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023		$1,282	$1,299
Charter Communications Operating LLC
3.250% due 08/24/2021		1,692	1,700
Community Health Systems, Inc.
4.083% due 12/31/2018		1,922	1,914
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		1,350	1,356
FCA US LLC
3.500% due 05/24/2017		4,730	4,744

Total Bank Loan Obligations (Cost $10,956)			11,013

CORPORATE BONDS & NOTES 14.8%

BANKING & FINANCE 10.5%
Ally Financial, Inc.
6.250% due 12/01/2017		3,000	3,124
ASIF SRL
3.000% due 02/17/2017	EUR	3,100	3,515
Banco del Estado de Chile
4.125% due 10/07/2020 (h)		$13,000	13,881
Bank of America Corp.
1.435% due 08/25/2017		36,000	36,045
3.875% due 03/22/2017		12,900	13,051
Barclays Bank PLC
10.179% due 06/12/2021		13,900	17,783
14.000% due 06/15/2019 (f)	GBP	3,100	5,035
Bear Stearns Cos. LLC
1.201% due 11/21/2016		$13,669	13,671
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		800	799
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,700	6,453
Citigroup, Inc.
5.950% due 05/15/2025 (f)		$1,600	1,634
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	249
Ford Motor Credit Co. LLC
1.361% due 09/08/2017		10,300	10,305
General Motors Financial Co., Inc.
3.450% due 04/10/2022		26,100	26,508
4.750% due 08/15/2017		6,800	6,985
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		3,200	3,187
HSBC Holdings PLC
2.354% due 01/05/2022 (a)		3,000	3,016
HSBC USA, Inc.
1.558% due 08/07/2018		1,800	1,803
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	6,398
KBC Bank NV
8.000% due 01/25/2023		400	426
Navient Corp.
5.500% due 01/15/2019		2,700	2,747
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		900	1,008
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		161,485	41,845
UBS AG
5.125% due 05/15/2024		200	207
Volkswagen Bank GmbH
0.112% due 11/27/2017	EUR	1,100	1,230
Wells Fargo & Co.
2.600% due 07/22/2020		$1,600	1,633

			222,538

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 2.0%
AbbVie, Inc.
1.800% due 05/14/2018	$1,200	$1,206
2.500% due 05/14/2020	700	715
3.200% due 11/06/2022	200	209
3.600% due 05/14/2025	400	419
4.500% due 05/14/2035	300	321
4.700% due 05/14/2045	400	434
Actavis Funding SCS
2.350% due 03/12/2018	3,400	3,436
3.000% due 03/12/2020	2,300	2,373
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	2,400	2,589
Charter Communications Operating LLC
4.464% due 07/23/2022	800	865
4.908% due 07/23/2025	1,600	1,770
6.384% due 10/23/2035	400	473
6.484% due 10/23/2045	700	851
6.834% due 10/23/2055	200	242
CVS Health Corp.
3.500% due 07/20/2022	200	214
3.875% due 07/20/2025	1,494	1,630
CVS Pass-Through Trust
6.943% due 01/10/2030	979	1,196
HCA, Inc.
3.750% due 03/15/2019	10,700	11,061
Kraft Heinz Foods Co.
2.000% due 07/02/2018	500	505
3.500% due 07/15/2022	200	213
3.950% due 07/15/2025	200	217
5.000% due 07/15/2035	100	116
5.200% due 07/15/2045	200	238
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	1,900	1,901
QUALCOMM, Inc.
4.800% due 05/20/2045	600	658
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,810	1,813
2.400% due 09/23/2021	1,570	1,576
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	4,400	4,558

		41,799

UTILITIES 2.3%
AT&T, Inc.
1.258% due 03/30/2017	16,600	16,620
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	5,700	5,706
Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,443
Petrobras Global Finance BV
5.750% due 01/20/2020	3,000	3,099
7.875% due 03/15/2019	1,203	1,305
8.375% due 05/23/2021	1,500	1,647
Sprint Communications, Inc.
8.375% due 08/15/2017	300	312
Telefonica Chile S.A.
3.875% due 10/12/2022	2,100	2,179
Verizon Communications, Inc.
2.606% due 09/14/2018	13,800	14,167

		48,478

Total Corporate Bonds & Notes (Cost $301,645)		312,815

MUNICIPAL BONDS & NOTES 1.3%

CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	1,121
6.918% due 04/01/2040	490	724

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	$1,500	$2,433
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,090
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	780
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	500	723
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	115

		8,986

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	526
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	998
7.750% due 01/01/2042	1,500	1,615

		3,139

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	45	46

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,523

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,432
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,319

		4,751

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,503

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	139

WASHINGTON 0.3%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,887

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	255	245

Total Municipal Bonds & Notes (Cost $19,843)		26,219

94	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 14.6%
Fannie Mae
0.875% due 07/25/2037 - 09/25/2042	$383	$385
0.905% due 07/25/2037	367	369
0.925% due 09/25/2035	641	641
0.935% due 09/25/2035	1,140	1,140
1.125% due 01/25/2051	1,043	1,050
1.245% due 06/25/2037	1,948	1,963
1.255% due 06/25/2040	2,421	2,448
2.198% due 10/01/2034	2	2
2.339% due 09/01/2035	31	32
2.372% due 11/01/2035	5	6
2.473% due 12/01/2033	18	19
2.617% due 12/01/2033	3	3
2.644% due 03/01/2035	2	2
2.852% due 06/01/2034	161	171
2.870% due 09/01/2027	1,700	1,774
2.923% due 07/01/2035	13	14
2.965% due 06/01/2035	35	37
3.177% due 06/01/2035	49	51
3.500% due 09/01/2046	24,700	26,066
3.890% due 07/01/2021	2,505	2,741
4.000% due 01/01/2025 - 04/25/2041	40,164	43,050
4.500% due 02/01/2018 - 02/01/2044	39,702	43,658
5.000% due 11/01/2025 - 05/01/2042	37,729	42,064
5.500% due 11/01/2021 - 09/01/2041	27,971	31,651
6.000% due 12/01/2018 - 05/01/2041	19,158	21,995
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	32,100	33,284
3.500% due 10/01/2031 - 11/01/2046	10,500	11,070
Freddie Mac
0.904% due 03/15/2037	2,040	2,038
1.224% due 08/15/2037	2,545	2,574
1.234% due 10/15/2037	486	490
1.244% due 05/15/2037 - 09/15/2037	2,946	2,981
2.933% due 06/01/2035	50	53
3.094% due 11/01/2034	26	28
5.000% due 05/01/2023 - 01/01/2039	4,670	5,191
5.500% due 08/15/2030 - 03/01/2039	831	942
6.000% due 08/01/2027 - 04/01/2038	503	576
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	17,659	19,818
6.000% due 07/15/2037 - 08/15/2037	57	66
Ginnie Mae, TBA
4.000% due 10/01/2046	6,000	6,450
Small Business Administration
4.430% due 05/01/2029	599	655
5.520% due 06/01/2024	2	3

Total U.S. Government Agencies (Cost $295,857)		307,551

U.S. TREASURY OBLIGATIONS 30.2%
U.S. Treasury Bonds
2.500% due 02/15/2046	20,300	21,055
2.500% due 05/15/2046	200	208
3.750% due 11/15/2043	14,300	18,668
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (j)(l)	10,888	11,126
0.250% due 01/15/2025 (j)	813	830
0.375% due 07/15/2023 (j)	79,936	82,973
0.625% due 01/15/2026	4,558	4,802
0.750% due 02/15/2045 (l)	1,942	2,015
2.000% due 01/15/2026 (j)(l)	2,910	3,425

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 01/15/2025 (j)	$75,006	$89,549
2.375% due 01/15/2027 (l)	36,397	44,736
2.500% due 01/15/2029 (l)	4,371	5,566
U.S. Treasury Notes
1.375% due 09/30/2020 (j)(l)	8,400	8,501
1.375% due 10/31/2020 (j)(l)	10,200	10,320
1.625% due 05/15/2026	10,800	10,823
1.750% due 12/31/2020 (j)(l)	13,800	14,171
1.875% due 08/31/2022 (j)(l)	63,800	65,850
2.000% due 11/30/2020 (j)(l)	2,500	2,592
2.000% due 07/31/2022 (h)(l)	94,100	97,809
2.000% due 08/15/2025 (j)(l)	14,000	14,500
2.125% due 08/31/2020 (l)	1,200	1,249
2.125% due 05/15/2025 (j)(l)	27,900	29,191
2.250% due 11/15/2025	64,900	68,561
2.375% due 08/15/2024 (j)(l)	27,400	29,209

Total U.S. Treasury Obligations (Cost $618,434)		637,729

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.0%
Adjustable Rate Mortgage Trust
0.725% due 08/25/2036	6,183	5,787
American Home Mortgage Investment Trust
3.245% due 02/25/2045	11	11
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049	1,684	1,704
Banc of America Funding Trust
2.944% due 06/25/2034	35	36
2.997% due 05/25/2035	12	12
Banc of America Mortgage Trust
3.239% due 07/25/2035 ^	1,510	1,407
3.374% due 05/25/2033	43	44
BCRR Trust
5.858% due 07/17/2040	325	325
Bear Stearns Adjustable Rate Mortgage Trust
3.125% due 11/25/2034	102	98
3.460% due 12/25/2035	50	50
3.495% due 11/25/2034	23	23
Bear Stearns ALT-A Trust
2.987% due 10/25/2035	4,128	3,745
3.142% due 09/25/2035	1,694	1,467
Chase Mortgage Finance Trust
2.661% due 12/25/2035 ^	1,284	1,228
3.171% due 09/25/2036 ^	808	717
6.000% due 12/25/2036	369	304
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035	16	16
3.040% due 05/25/2035	26	25
Commercial Mortgage Trust
5.543% due 12/11/2049	3,190	3,213
Countrywide Alternative Loan Trust
0.695% due 11/25/2036	7,304	6,597
0.715% due 09/25/2046 ^	3,778	2,923
0.805% due 02/25/2037	333	275
5.500% due 07/25/2035 ^	13	12
6.000% due 05/25/2037 ^	3,709	2,761
Countrywide Home Loan Mortgage Pass-Through Trust
2.725% due 11/25/2034	924	881
2.852% due 02/20/2035	99	99
3.309% due 02/20/2036 ^	18	16
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	577	579
5.383% due 02/15/2040	45	45
Deutsche ALT-A Securities, Inc.
0.855% due 02/25/2036	9,155	8,017
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,900	7,760
GSR Mortgage Loan Trust
2.917% due 09/25/2035	40	41
3.085% due 11/25/2035	44	42
3.136% due 11/25/2035 ^	1,812	1,653
6.000% due 02/25/2036 ^	13,630	11,176
6.000% due 07/25/2037 ^	3,992	3,635

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HarborView Mortgage Loan Trust
0.701% due 12/19/2036 ^	$564	$423
0.751% due 05/19/2035	24	20
0.771% due 06/19/2035	3,925	3,505
0.771% due 12/19/2036 ^	6,591	4,947
3.151% due 06/19/2036 ^	2,506	1,726
Impac Secured Assets Trust
0.695% due 01/25/2037	7,429	6,801
IndyMac Mortgage Loan Trust
3.358% due 06/25/2036	6,641	5,455
JPMorgan Alternative Loan Trust
0.685% due 09/25/2036	14,141	13,501
3.029% due 05/25/2036 ^	3,733	2,883
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	477	477
5.439% due 01/15/2049	23,788	23,997
JPMorgan Mortgage Trust
2.920% due 07/25/2035	542	534
3.069% due 10/25/2036 ^	2,863	2,456
3.089% due 02/25/2035	7	7
3.229% due 10/25/2036	442	380
5.750% due 01/25/2036 ^	69	58
LB Commercial Mortgage Trust
6.069% due 07/15/2044	26,390	26,938
Leek Finance PLC
1.081% due 12/21/2038	4,637	4,964
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	4,751	4,741
MASTR Adjustable Rate Mortgages Trust
2.675% due 07/25/2035 ^	883	743
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.964% due 12/15/2030	99	95
1.004% due 06/15/2030	1	1
Merrill Lynch Alternative Note Asset Trust
0.825% due 03/25/2037	2,391	1,063
Merrill Lynch Mortgage Investors Trust
0.735% due 02/25/2036	70	64
0.775% due 11/25/2035	55	51
2.762% due 05/25/2033	52	51
3.313% due 09/25/2035 ^	2,366	2,145
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	957	962
5.485% due 03/12/2051	100	101
Morgan Stanley Capital Trust
5.610% due 04/15/2049	211	210
Morgan Stanley Re-REMIC Trust
2.856% due 09/26/2036	7,085	6,855
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	112	93
PHH Alternative Mortgage Trust
0.715% due 07/25/2037	2,361	2,347
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,338	1,263
Residential Accredit Loans, Inc. Trust
0.675% due 02/25/2037	3,428	2,819
0.695% due 01/25/2037	6,163	4,812
0.705% due 07/25/2036	7,829	5,221
0.710% due 08/25/2036	6,467	5,189
0.715% due 07/25/2036	6,164	5,122
0.715% due 09/25/2036	10,923	9,575
Structured Adjustable Rate Mortgage Loan Trust
0.825% due 10/25/2035	102	98
1.889% due 01/25/2035	61	48
3.052% due 02/25/2034	54	54
3.099% due 08/25/2034	79	79
Structured Asset Mortgage Investments Trust
0.805% due 02/25/2036 ^	31	26
Thornburg Mortgage Securities Trust
2.781% due 06/25/2047 ^	3,326	2,986
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	81	82
WaMu Mortgage Pass-Through Certificates Trust
1.707% due 11/25/2042	9	9
2.193% due 10/25/2046	258	232
4.172% due 02/25/2037 ^	1,042	973

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	95

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.859% due 01/25/2035		$52	$53
2.894% due 03/25/2036		71	71
2.915% due 07/25/2036 ^		1,199	1,132
5.249% due 12/25/2036		2,179	2,041
6.000% due 04/25/2037 ^		4,605	4,538

Total Non-Agency Mortgage-Backed Securities (Cost $226,343)			231,741

ASSET-BACKED SECURITIES 10.1%
Accredited Mortgage Loan Trust
0.655% due 02/25/2037		3,562	3,453
0.990% due 09/25/2035		6,000	5,684
ACE Securities Corp. Home Equity Loan Trust
0.585% due 10/25/2036		25	15
Asset-Backed Securities Corp. Home Equity Loan Trust
1.485% due 07/25/2035		2,000	1,867
Bear Stearns Asset-Backed Securities Trust
0.685% due 08/25/2036		3,779	3,442
0.765% due 06/25/2047		7,000	6,177
Citigroup Mortgage Loan Trust, Inc.
0.685% due 12/25/2036		2,153	1,423
0.705% due 01/25/2037		15,000	10,286
0.725% due 05/25/2037		9,478	7,063
1.425% due 09/25/2035 ^		3,600	2,256
Cornerstone CLO Ltd.
0.900% due 07/15/2021		229	230
Countrywide Asset-Backed Certificates
0.665% due 04/25/2047		3,461	3,021
0.675% due 05/25/2037		5,136	4,871
0.705% due 06/25/2047		2,220	2,124
0.765% due 12/25/2031 ^		3	2
Elm CLO Ltd.
2.079% due 01/17/2023		4,333	4,345
Fieldstone Mortgage Investment Trust
0.715% due 05/25/2036		4,192	2,931
First Franklin Mortgage Loan Trust
0.665% due 09/25/2036		5,568	5,289
0.685% due 04/25/2036		427	376
1.015% due 09/25/2035		518	511
Fremont Home Loan Trust
0.685% due 08/25/2036		23,939	10,419
1.575% due 11/25/2034		13,312	11,859
GSAMP Trust
0.575% due 12/25/2046		4,477	2,643
0.675% due 12/25/2046		15,309	9,191
HSI Asset Securitization Corp. Trust
0.685% due 05/25/2037		3,375	3,150
Long Beach Mortgage Loan Trust
0.745% due 02/25/2036		12,715	11,240
0.795% due 05/25/2046		9,038	4,071
1.085% due 10/25/2034		9	9
Massachusetts Educational Financing Authority
1.665% due 04/25/2038		866	856
MASTR Asset-Backed Securities Trust
0.735% due 05/25/2037		11,000	8,647
0.815% due 12/25/2035		3,951	3,574
Morgan Stanley ABS Capital, Inc. Trust
0.615% due 01/25/2037		4,245	2,393
0.655% due 02/25/2037		11,060	6,453
0.660% due 11/25/2036		14,036	8,740
0.685% due 09/25/2036		17,147	9,672
0.735% due 01/25/2037		6,119	3,505
2.425% due 02/25/2047		4,632	4,051
Morgan Stanley Home Equity Loan Trust
0.625% due 12/25/2036		6,342	3,743
Option One Mortgage Loan Trust
0.665% due 01/25/2037		4,050	2,379
Penta CLO S.A.
0.067% due 06/04/2024	EUR	196	220
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		$7,679	4,421
Residential Asset Securities Corp. Trust
0.675% due 08/25/2036		6,764	6,458

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
0.605% due 08/25/2036		$2,784	$1,231
1.484% due 01/25/2036 ^		2,701	1,874
SLM Private Education Loan Trust
3.774% due 05/16/2044		662	692
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	4,472	4,903
1.215% due 10/25/2017		$139	139
Structured Asset Investment Loan Trust
0.835% due 01/25/2036		2,900	2,282
Structured Asset Securities Corp. Mortgage Loan Trust
0.660% due 07/25/2036		3,543	3,336
0.695% due 12/25/2036		1,592	1,468
0.845% due 05/25/2037		4,673	4,526
Symphony CLO LP
1.979% due 04/16/2022		7,760	7,770
Wells Fargo Home Equity Asset-Backed Securities Trust
1.115% due 11/25/2035		1,000	942

Total Asset-Backed Securities (Cost $199,041)			212,223

SOVEREIGN ISSUES 6.7%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	692
Brazil Government International Bond
5.625% due 02/21/2047		$3,400	3,349
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	6,310	1,879
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		249,150	76,125
Export-Import Bank of India
4.000% due 08/07/2017		$10,000	10,184
Export-Import Bank of Korea
4.000% due 01/29/2021		17,700	19,334
Province of Ontario
1.650% due 09/27/2019		2,000	2,018
4.000% due 10/07/2019		300	323
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,642
Republic of Greece Government International Bond
4.500% due 11/08/2016	JPY	1,010,000	9,972
4.500% due 07/03/2017		400,000	3,885

Total Sovereign Issues (Cost $134,426)			140,403

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Motors Liquidation Co. (b)		24,000	0

Total Common Stocks (Cost $0)			0

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		1,100	1,306
GMAC Capital Trust
6.602% due 02/15/2040		314,456	7,991

Total Preferred Securities (Cost $9,419)			9,297

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.2%

CERTIFICATES OF DEPOSIT 1.7%
Credit Suisse AG
1.645% due 09/12/2017		$7,500	7,509
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		2,700	2,702

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Natixis S.A.
1.553% due 09/25/2017		$13,000	$13,030
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		3,900	3,902
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		9,000	9,006

			36,149

COMMERCIAL PAPER 0.1%
ENI Finance USA, Inc.
1.750% due 10/02/2017		500	491
Viacom, Inc.
1.300% due 11/14/2016		2,400	2,398

			2,889

REPURCHASE AGREEMENTS (g) 0.0%
			720

SHORT-TERM NOTES 0.0%
Kraft Heinz Foods Co.
1.600% due 06/30/2017		600	601

JAPAN TREASURY BILLS 15.1%
(0.323)% due 10/17/2016 - 01/10/2017 (c)(d)	JPY	32,350,000	319,164

U.S. TREASURY BILLS 0.3%
0.476% due 03/02/2017 - 03/09/2017 (c)(d)(j) (l)		$5,482	5,473

Total Short-Term Instruments (Cost $357,317)			364,996

Total Investments in Securities (Cost $2,173,281)			2,253,987

	SHARES
INVESTMENTS IN AFFILIATES 4.6%

SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III		9,773,596	96,622

Total Short-Term Instruments (Cost $96,622)			96,622

Total Investments in Affiliates (Cost $96,622)			96,622

Total Investments 111.4% (Cost $2,269,903)			$2,350,609

Financial Derivative Instruments (i) (k) (0.9)% (Cost or Premiums, net $17,795)			(18,515)

Other Assets and Liabilities, net (10.5)%			(222,837)

Net Assets 100.0%			$2,109,257

96	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$720	U.S. Treasury Bonds 8.125% due 08/15/2021 (2)	$(738)	$720	$720

Total Repurchase Agreements						$(738)	$720	$720

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
GRE	0.600%	07/21/2016	10/21/2016	$(420)	$(420)
JML	0.250	07/12/2016	07/12/2017	(3,386)	(3,388)

Total Reverse Repurchase Agreements					$(3,808)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(19,065)	$(19,093)

Total Sale-Buyback Transactions					$(19,093)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(57,180) at a weighted average interest rate of 0.546%.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	10/01/2046	$7,700	$(8,239)	$(8,270)
Fannie Mae, TBA	4.500	10/01/2046	16,000	(17,455)	(17,526)
U.S. Treasury Bonds	2.250	08/15/2046	12,100	(12,044)	(11,956)
U.S. Treasury Bonds	4.500	02/15/2036	14,300	(20,537)	(20,249)

Total Short Sales				$(58,275)	$(58,001)

(4)	Payable for short sales includes $122 of accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	97

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(h)	Securities with an aggregate market value of $22,821 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
GRE	$0	$(420)	$0	$0	$(420)	$416	$(4)
IND	0	0	0	0	0	(127)	(127)
JML	0	(3,388)	0	0	(3,388)	3,737	349
SSB	720	0	0	0	720	(738)	(18)

Master Securities Forward Transaction Agreement
NOM	0	0	(19,093)	(32,205)	(51,298)	18,668	(32,630)

Total Borrowings and Other Financing Transactions	$720	$(3,808)	$(19,093)	$(32,205)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(3,388)	$(3,388)
U.S. Treasury Obligations	0	(420)	0	0	(420)

Total	$0	$(420)	$0	$(3,388)	$(3,808)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(19,093)	0	0	(19,093)

Total	$0	$(19,093)	$0	$0	$(19,093)

Total Borrowings	$0	$(19,513)	$0	$(3,388)	$(22,901)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(22,901)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$131.000	10/21/2016	651	$(375)	$(413)

Total Written Options				$(375)	$(413)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	4,308	$1,884	$54	$0
90-Day Eurodollar December Futures	Long	12/2017	4,002	223	0	(200)
90-Day Eurodollar December Futures	Short	12/2019	4,002	(573)	450	0
Australia Government 10-Year Bond December Futures	Long	12/2016	34	34	18	(7)
E-mini S&P 500 Index December Futures	Short	12/2016	4,418	(4,322)	0	(3,047)
Euro-Bobl December Futures	Long	12/2016	479	244	0	(86)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	738	907	0	(373)
U.S. Treasury 2-Year Note December Futures	Short	12/2016	990	(300)	93	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	5,190	145	0	(1,095)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	355	64	0	(150)
United Kingdom Long Gilt December Futures	Long	12/2016	167	(226)	0	(197)

Total Futures Contracts				$(1,920)	$615	$(5,155)

98	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$12,177	$728	$686	$73	$0
CDX.HY-26 5-Year Index	5.000	06/20/2021	800	42	7	5	0

				$770	$693	$78	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
									Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018	$		392,500	$430	$257	$0	$(39)
Receive	3-Month USD-LIBOR	1.750	12/16/2018			1,006,900	(20,795)	(16,281)	356	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021			107,900	(1,445)	783	205	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022			220,000	(14,453)	(6,867)	548	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025			32,400	(2,646)	(2,188)	150	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026			2,000	(156)	(163)	10	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026			112,120	(2,794)	250	607	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041			19,400	(40)	(41)	56	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045			67,950	(15,648)	(14,953)	1,241	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046			16,150	(2,759)	(1,526)	292	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046			22,100	(2,290)	(1,680)	391	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046			44,000	(4,416)	(545)	789	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048			13,300	(1,251)	(356)	247	0
Pay	6-Month EUR-EURIBOR	0.500	09/21/2023		EUR	59,500	2,422	185	0	(42)
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027			27,570	569	375	0	(5)
Receive	6-Month EUR-EURIBOR	1.250	09/21/2046			28,700	(4,554)	(210)	58	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047			2,500	(383)	(307)	5	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		GBP	22,000	(1,195)	(896)	17	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022			44,700	(4,716)	(3,283)	80	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027			33,500	200	(418)	180	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047			6,600	(1,746)	(1,634)	190	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		MXN	663,000	(178)	(737)	0	(55)
Pay	28-Day MXN-TIIE	5.500	09/13/2017			97,000	(1)	(152)	0	(8)
Pay	28-Day MXN-TIIE	5.000	06/11/2018			21,000	(13)	(29)	0	(3)
Pay	28-Day MXN-TIIE	5.615	05/21/2021			53,300	(50)	(51)	0	(6)
Pay	28-Day MXN-TIIE	6.000	09/02/2022			133,800	(53)	(20)	0	(15)

							$(77,961)	$(50,487)	$5,422	$(173)

Total Swap Agreements							$(77,191)	$(49,794)	$5,500	$(173)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(j)	Securities with an aggregate market value of $71,809 and cash of $3,835 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$615	$5,500	$6,115	$(413)	$(5,155)	$(173)	$(5,741)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	99

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	BRL	59,129		$18,215	$33	$0
	10/2016	GBP	30,250		40,022	814	0
	10/2016	JPY	6,730,992		67,103	726	0
	10/2016		$18,098	BRL	59,129	84	0
	10/2016		17,495	MXN	342,984	161	0
	11/2016	ZAR	5,170		$367	0	(7)
	12/2016	JPY	3,860,000		38,019	0	(174)
	01/2017		3,480,000		34,495	20	0
BPS	10/2016	BRL	24,052		6,477	31	(940)
	10/2016	JPY	7,750,000		73,693	0	(2,792)
	10/2016		$4,159	BRL	13,500	0	(8)
	10/2016		35,670	GBP	27,417	0	(133)
	11/2016	GBP	27,417		$35,688	130	0
BRC	10/2016		$9,920	CNH	67,068	122	0
CBK	10/2016	BRL	47,470		$11,827	0	(2,769)
	10/2016	JPY	9,800,000		93,212	0	(3,509)
	10/2016	MXN	353,996		17,997	0	(226)
	10/2016		$14,623	BRL	47,470	0	(27)
	10/2016		1,173	EUR	1,045	1	0
	10/2016		10,029	MXN	182,080	0	(656)
	11/2016	SEK	965		$114	1	0
	01/2017	JPY	2,440,000		24,183	11	0
DUB	10/2016	BRL	151,890		46,790	86	0
	10/2016		$46,027	BRL	151,890	677	0
	10/2016		5,497	CNH	37,119	61	0
	01/2017	BRL	163,159		$47,761	0	(1,067)
FBF	10/2016		$13,647	RUB	874,197	232	0
	12/2016	RUB	874,197		$13,460	0	(222)
GLM	10/2016	BRL	25,640		6,290	0	(1,594)
	10/2016	EUR	1,438		1,615	0	0
	10/2016		$7,899	BRL	25,640	0	(14)
	10/2016		50,039	EUR	44,638	105	0
	10/2016		2,394	GBP	1,851	5	0
	10/2016		1,320	JPY	133,800	0	0
	11/2016	EUR	44,638		$50,100	0	(111)
	02/2017	CNH	116,301		16,712	0	(598)
HUS	10/2016		231,658		35,430	744	0
	10/2016		$3,266	BRL	10,517	0	(42)
	10/2016		51,184	CNH	336,791	149	(906)
	11/2016	HKD	3,946		$509	0	0
	11/2016	SGD	54,417		40,572	659	0
	01/2021	BRL	3,570		550	0	(252)
JPM	10/2016		143,040		33,370	0	(10,614)
	10/2016		$43,143	BRL	143,040	864	(24)
	10/2016		5,478	CNH	37,031	67	0
	10/2016		8,095	EUR	7,219	19	(5)
	01/2017	BRL	104,464		$30,392	0	(870)
	01/2017	JPY	3,200,000		31,705	3	0
	02/2017	CNH	199,027		28,590	0	(1,034)
MSB	10/2016	BRL	82,539		24,275	82	(1,187)
	10/2016	EUR	34,905		39,480	269	0
	10/2016		$25,426	BRL	82,539	0	(47)
	11/2016		18,112		59,129	0	(86)
RBC	10/2016		113	MXN	2,077	0	(6)
SCX	10/2016	CNH	512,384		$78,413	1,694	0
	10/2016	EUR	16,559		18,514	0	(88)
	10/2016	RUB	874,197		13,310	0	(569)
	10/2016		$4,218	CNH	28,509	51	0
	10/2016		1,305	GBP	982	0	(32)
	10/2016		65,513	JPY	6,597,192	0	(455)
	11/2016	JPY	6,597,192		$65,593	457	0
	11/2016		$39,690	SGD	54,073	0	(28)
	02/2017		15,893	CNH	106,851	11	0
SOG	10/2016		6,276		42,376	69	0
UAG	10/2016	JPY	1,820,000		$17,376	0	(587)
	02/2017		$3,570	CNH	23,676	0	(46)

Total Forward Foreign Currency Contracts						$8,438	$(31,725)

100	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017	$	600	$24	$65
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		56,702	605	5
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	17,300	677	36
	Put - OTC USD versus MXN		18.800	11/09/2016	$	19,729	272	162
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		11,100	466	1,472

							$2,044	$1,740

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$	4,600	$450	$648
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		4,600	450	233
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		9,600	887	1,352
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		9,600	979	487
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		19,600	2,245	3,236
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		19,600	2,246	1,413
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016		118,900	228	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		22,800	1,160	500
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		107,800	367	230
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		45,500	2,354	998
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		125,900	452	269
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		9,400	942	1,326
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		9,400	942	510
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018		32,800	3,037	4,655
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018		32,800	3,516	1,769
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		47,200	4,681	7,020
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		47,200	4,681	2,416
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		16,600	798	374
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,100	2,891	4,373
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,100	2,891	1,762

								$36,197	$33,571

Total Purchased Options								$38,241	$35,311

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$16,300	$(893)	$(5)
	Call - OTC USD versus RUB		108.000	02/22/2017		600	(24)	0
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		113,404	(536)	(3)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		4,326	(557)	(54)
	Put - OTC USD versus BRL		5.000	10/19/2017		4,326	(645)	(1,732)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	8,472	(329)	(19)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,472	(294)	(375)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$12,960	(1,642)	(161)
	Put - OTC USD versus BRL		5.000	10/19/2017		12,960	(1,955)	(5,188)
	Call - OTC USD versus BRL		6.300	01/11/2018		4,897	(261)	(35)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	17,300	(553)	(110)
	Put - OTC EUR versus MXN		18.900	03/21/2017		12,495	(507)	(27)
	Call - OTC EUR versus MXN		22.650	03/21/2017		12,495	(409)	(553)
	Put - OTC USD versus MXN		18.350	11/09/2016		$39,458	(272)	(139)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,300	(543)	(7)
	Put - OTC USD versus BRL	BRL	3.150	10/11/2016		$20,529	(143)	(29)
	Call - OTC USD versus BRL		3.350	10/11/2016		20,529	(143)	(69)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	7,600	(540)	(6)
	Call - OTC USD versus RUB		110.000	02/24/2017		$11,100	(479)	(3)

							$ (10,725)	$(8,515)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	101

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$(1)
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	0

						$(482)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 113,900	$ (1,185)	$(485)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	25,300	(228)	(57)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	227,200	(2,419)	(967)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,300	(88)	(106)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	17,400	(278)	(357)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	8,800	(151)	(176)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	17,700	(301)	(363)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	83,000	(879)	(378)

							$(5,529)	$(2,889)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$ 639	$0	$17

Total Written Options					$(16,736)	$(11,389)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		27,838		(12,689)		(14,498)		0		651
Notional Amount in $		$780,732		$406,885		$(73,462)	$	(239,940)	$	(59,587)	$	814,628
Notional Amount in EUR	EUR	166,534	EUR	71,295	EUR	0	EUR	(146,512)	EUR	(16,183)	EUR	75,134
Notional Amount in GBP	GBP	0	GBP	54,800	GBP	0	GBP	(54,800)	GBP	0	GBP	0
Premiums		$(18,029)		$(8,629)		$2,033	$	6,628	$	886	$	(17,111)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.311%	EUR	1,100	$(9)	$11	$2	$0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.311		1,200	(16)	19	3	0
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.311		700	(6)	7	1	0
GST	Volkswagen International Finance NV	1.000	12/20/2016	0.311		900	(12)	14	2	0
HUS	Mexico Government International Bond	1.000	12/20/2016	0.408	$	100	1	(1)	0	0
	U.S. Treasury Notes	0.250	06/20/2017	0.165	EUR	2,100	(4)	6	2	0
JPM	Mexico Government International Bond	1.000	12/20/2016	0.408	$	1,200	16	(14)	2	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	300	(3)	4	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		100	(2)	3	1	0
MYC	Volkswagen International Finance NV	1.000	12/20/2016	0.311		600	(6)	7	1	0

							$(41)	$56	$15	$0

102	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$18,853	$(3,862)	$966	$0	$(2,896)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	335	13	348	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	333	15	348	0
	MCDX-26 5-Year Index	1.000	06/20/2021	3,400	9	20	29	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	289	0	2	2	0
	MCDX-26 5-Year Index	1.000	06/20/2021	1,600	4	9	13	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	0	4	4	0

					$(3,181)	$1,029	$744	$(2,896)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month KRW-KORIBOR	1.260%	07/20/2026	KRW	4,860,000	$0	$(1)	$0	$(1)
BPS	Receive	3-Month EUR-EXT-CPI	0.700	01/30/2020	EUR	28,900	(4)	(231)	0	(235)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	630	(1)	39	38	0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	7,290,000	0	(1)	0	(1)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	7,383	(9)	126	117	0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	9,720,000	0	(2)	0	(2)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	600	4	32	36	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		12,260	0	180	180	0
	Receive	3-Month EUR-EXT-CPI	0.740	01/26/2020	EUR	21,500	(78)	(148)	0	(226)
	Receive	3-Month EUR-EXT-CPI	0.660	01/30/2020		58,300	(5)	(333)	0	(338)
	Receive	3-Month EUR-EXT-CPI	0.993	03/30/2020		55,400	(7)	(1,109)	0	(1,116)
HUS	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	9,000	(15)	9	0	(6)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,450	2	21	23	0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	9,711,000	0	(1)	0	(1)

							$(113)	$(1,419)	$394	$(1,926)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	S&P 500 Total Return Index	392,222	3-Month USD-LIBOR plus a specified spread	10/12/2017	$ 1,599,999	$0	$(15,855)	$0	$(15,855)

Total Swap Agreements							$(3,335)	$(16,189)	$1,153	$(20,677)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	103

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(l)	Securities with an aggregate market value of $34,630 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (7)
BOA	$1,838	$946	$350	$3,134	$(181)	$(5)	$(2,897)	$(3,083)	$51	$627	$678
BPS	161	6,488	3	6,652	(3,873)	0	(16,090)	(19,963)	(13,311)	550	(12,761)
BRC	122	0	0	122	0	0	0	0	122	(80)	42
CBK	13	505	416	934	(7,187)	(547)	(1)	(7,735)	(6,801)	6,902	101
DUB	824	0	117	941	(1,067)	(1,786)	(2)	(2,855)	(1,914)	1,961	47
FBF	232	0	36	268	(222)	(5,778)	0	(6,000)	(5,732)	6,061	329
GLM	110	1,426	180	1,716	(2,317)	(2,259)	(1,680)	(6,256)	(4,540)	4,731	191
GST	0	0	17	17	0	0	0	0	17	0	17
HUS	1,552	0	2	1,554	(1,200)	(105)	(6)	(1,311)	243	0	243
JPM	953	269	31	1,253	(12,547)	(522)	(1)	(13,070)	(11,817)	11,945	128
MSB	351	0	0	351	(1,320)	0	0	(1,320)	(969)	1,048	79
MYC	0	24,205	1	24,206	0	(378)	0	(378)	23,828	(25,928)	(2,100)
RBC	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
SCX	2,213	0	0	2,213	(1,172)	0	0	(1,172)	1,041	(1,230)	(189)
SOG	69	1,472	0	1,541	0	(9)	0	(9)	1,532	(1,350)	182
UAG	0	0	0	0	(633)	0	0	(633)	(633)	805	172

Total Over the Counter	$8,438	$35,311	$1,153	$44,902	$(31,725)	$(11,389)	$(20,677)	$(63,791)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$615	$615
Swap Agreements	0	78	0	0	5,422	5,500

	$0	$78	$0	$0	$6,037	$6,115

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,438	$0	$8,438
Purchased Options	0	0	0	1,740	33,571	35,311
Swap Agreements	0	759	0	0	394	1,153

	$0	$759	$0	$10,178	$33,965	$44,902

	$0	$837	$0	$10,178	$40,002	$51,017

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$413	$413
Futures	0	0	3,047	0	2,108	5,155
Swap Agreements	0	0	0	0	173	173

	$0	$0	$3,047	$0	$2,694	$5,741

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,725	$0	$31,725
Written Options	0	0	0	8,498	2,891	11,389
Swap Agreements	0	2,896	15,855	0	1,926	20,677

	$0	$2,896	$15,855	$40,223	$4,817	$63,791

	$0	$2,896	$18,902	$40,223	$7,511	$69,532

104	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(923)	$0	$(140)	$(1,063)
Written Options	0	0	591	0	1,141	1,732
Futures	0	0	(6,292)	0	19,516	13,224
Swap Agreements	0	3,038	0	0	(57,615)	(54,577)

	$0	$3,038	$(6,624)	$0	$(37,098)	$(40,684)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$52,997	$0	$52,997
Purchased Options	0	0	0	(698)	(669)	(1,367)
Written Options	0	20	0	1,794	167	1,981
Swap Agreements	0	213	(88,707)	0	(4,114)	(92,608)

	$0	$233	$(88,707)	$54,093	$(4,616)	$(38,997)

	$0	$3,271	$(95,331)	$54,093	$(41,714)	$(79,681)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	(37)	(37)
Futures	0	0	(4,455)	0	4,222	(233)
Swap Agreements	0	(1,178)	0	0	23,582	22,404

	$0	$(1,178)	$(4,455)	$0	$27,766	$22,133

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(67,676)	$0	$(67,676)
Purchased Options	0	0	0	(327)	(2,123)	(2,450)
Written Options	0	(19)	0	1,680	3,277	4,938
Swap Agreements	0	846	(23,964)	0	7,301	(15,817)

	$0	$827	$(23,964)	$(66,323)	$8,455	$(81,005)

	$0	$(351)	$(28,419)	$(66,323)	$36,221	$(58,872)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	105

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,013	$0	$11,013
Corporate Bonds & Notes
Banking & Finance	0	222,538	0	222,538
Industrials	0	41,799	0	41,799
Utilities	0	48,478	0	48,478
Municipal Bonds & Notes
California	0	8,986	0	8,986
Illinois	0	3,139	0	3,139
Iowa	0	46	0	46
New Jersey	0	1,523	0	1,523
New York	0	4,751	0	4,751
Ohio	0	2,503	0	2,503
Tennessee	0	139	0	139
Washington	0	4,887	0	4,887
West Virginia	0	245	0	245
U.S. Government Agencies	0	307,551	0	307,551
U.S. Treasury Obligations	0	637,729	0	637,729
Non-Agency Mortgage-Backed Securities	0	224,886	6,855	231,741
Asset-Backed Securities	0	212,223	0	212,223
Sovereign Issues	0	140,403	0	140,403
Preferred Securities
Banking & Finance	7,991	1,306	0	9,297
Short-Term Instruments
Certificates of Deposit	0	36,149	0	36,149
Commercial Paper	0	2,398	491	2,889
Repurchase Agreements	0	720	0	720
Short-Term Notes	0	601	0	601
Japan Treasury Bills	0	319,164	0	319,164
U.S. Treasury Bills	0	5,473	0	5,473

	$7,991	$2,238,650	$7,346	$2,253,987

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$96,622	$0	$0	$96,622

Total Investments	$104,613	$2,238,650	$7,346	$2,350,609

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(25,796)	0	(25,796)
U.S. Treasury Obligations	0	(32,205)	0	(32,205)

	$0	$(58,001)	$0	$(58,001)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	615	5,500	0	6,115
Over the counter	0	44,902	0	44,902

	$615	$50,402	$0	$51,017

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,155)	(586)	0	(5,741)
Over the counter	0	(63,791)	0	(63,791)

	$(5,155)	$(64,377)	$0	$(69,532)

Totals	$100,073	$2,166,674	$7,346	$2,274,093

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

106	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Small Fund

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.0%

BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023		$607	$615
Charter Communications Operating LLC
3.250% due 08/24/2021		896	900
Community Health Systems, Inc.
4.083% due 12/31/2018		874	870

Total Bank Loan Obligations (Cost $2,369)			2,385

CORPORATE BONDS & NOTES 11.5%

BANKING & FINANCE 6.3%
Ally Financial, Inc.
6.250% due 12/01/2017		800	833
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		1,291	1,284
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,922
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	2,800	739
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		400	465
Bank of America Corp.
5.650% due 05/01/2018		$100	106
6.400% due 08/28/2017		200	209
6.875% due 04/25/2018		3,700	3,992
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	2,500	4,061
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	1,933
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	400
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,600	1,811
Citigroup, Inc.
1.497% due 11/15/2016		$7,000	7,004
5.950% due 05/15/2025 (e)		600	613
Credit Agricole S.A.
8.125% due 12/23/2025 (e)		900	957
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	598
Ford Motor Credit Co. LLC
8.000% due 12/15/2016		200	203
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,713
4.750% due 08/15/2017		10,270	10,550
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		1,300	1,295
HSBC Holdings PLC
2.354% due 01/05/2022 (a)		1,200	1,206
3.400% due 03/08/2021		500	518
4.300% due 03/08/2026		300	322
HSBC USA, Inc.
1.558% due 08/07/2018		800	801
Lloyds Banking Group PLC
7.875% due 06/27/2029 (e)	GBP	900	1,215
Macquarie Bank Ltd.
6.625% due 04/07/2021		$546	629
MUFG Union Bank N.A.
1.178% due 05/05/2017		4,000	4,004
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	225
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$100	112
UBS AG
5.125% due 05/15/2024		3,700	3,830
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	410
4.125% due 09/24/2025		400	420

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
3.500% due 03/08/2022	$38	$40

		54,420

INDUSTRIALS 3.4%
AbbVie, Inc.
1.800% due 05/14/2018	500	502
2.500% due 05/14/2020	300	307
3.200% due 11/06/2022	100	104
3.600% due 05/14/2025	200	210
4.500% due 05/14/2035	100	107
4.700% due 05/14/2045	100	108
Actavis Funding SCS
2.100% due 03/12/2020	500	509
3.800% due 03/15/2025	1,100	1,167
Charter Communications Operating LLC
4.464% due 07/23/2022	300	324
4.908% due 07/23/2025	700	774
6.384% due 10/23/2035	100	118
6.484% due 10/23/2045	300	365
6.834% due 10/23/2055	100	121
CVS Health Corp.
3.500% due 07/20/2022	100	107
3.875% due 07/20/2025	709	774
DP World Sukuk Ltd.
6.250% due 07/02/2017	1,100	1,138
Enbridge, Inc.
1.296% due 10/01/2016	2,500	2,500
HCA, Inc.
3.750% due 03/15/2019	4,500	4,652
Kraft Heinz Foods Co.
2.000% due 07/02/2018	200	202
3.500% due 07/15/2022	100	106
3.950% due 07/15/2025	100	108
5.000% due 07/15/2035	100	116
5.200% due 07/15/2045	100	119
President and Fellows of Harvard College
6.500% due 01/15/2039	1,100	1,722
QUALCOMM, Inc.
4.800% due 05/20/2045	300	329
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	730	731
2.400% due 09/23/2021	630	633
Thomson Reuters Corp.
1.300% due 02/23/2017	9,800	9,806
UAL Pass-Through Trust
10.400% due 05/01/2018	17	17
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,600	1,653

		29,429

UTILITIES 1.8%
AT&T, Inc.
1.258% due 03/30/2017	4,500	4,505
Petrobras Global Finance BV
5.750% due 01/20/2020	1,000	1,033
Verizon Communications, Inc.
2.606% due 09/14/2018	10,100	10,368
6.100% due 04/15/2018	33	36

		15,942

Total Corporate Bonds & Notes (Cost $101,565)		99,791

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	160
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	4,329

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	$400	$443

		4,932

COLORADO 0.6%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	5,182

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	444
7.750% due 01/01/2042	700	753

		1,197

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	156

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	800	1,219

NEW YORK 0.2%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	115
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,279

		1,394

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	815

Total Municipal Bonds & Notes (Cost $12,051)		14,895

U.S. GOVERNMENT AGENCIES 7.1%
Fannie Mae
0.875% due 07/25/2037	57	57
0.905% due 07/25/2037	65	65
0.925% due 09/25/2035	163	163
2.310% due 08/01/2022	100	103
4.000% due 07/01/2018 - 03/01/2026	1,349	1,402
4.504% due 07/01/2019	635	678
5.000% due 04/01/2035	162	182
5.500% due 09/01/2023	9	9
6.000% due 05/01/2019 - 05/01/2041	2,324	2,670
7.500% due 04/01/2024 - 11/01/2037	226	264
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	15,000	15,550
3.500% due 11/01/2046	21,000	22,137
4.500% due 11/01/2046	3,000	3,282
5.000% due 11/01/2046	3,000	3,331
5.500% due 10/01/2046	2,500	2,818
Freddie Mac
0.565% due 12/25/2036	9	9
1.234% due 10/15/2037	55	56
6.000% due 04/01/2040	9	10
Freddie Mac, TBA
5.000% due 11/01/2046	2,000	2,215
5.500% due 11/14/2046	1,000	1,122
Ginnie Mae
6.000% due 12/15/2038	127	145
Ginnie Mae, TBA
5.000% due 10/01/2046	3,000	3,340

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	107

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.290% due 12/01/2027		$56	$62
5.720% due 01/01/2029		965	1,086
6.020% due 08/01/2028		775	884

Total U.S. Government Agencies (Cost $61,127)			61,640

U.S. TREASURY OBLIGATIONS 42.1%
U.S. Treasury Bonds
2.500% due 02/15/2046		8,900	9,231
2.500% due 05/15/2046		200	207
2.875% due 08/15/2045		14,400	16,093
3.000% due 11/15/2044 (k)		1,300	1,487
3.125% due 08/15/2044		6,350	7,436
3.750% due 11/15/2043 (g)		5,800	7,572
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (i)		25,430	26,072
0.125% due 01/15/2023 (i)		7,507	7,637
0.125% due 07/15/2024		12,669	12,879
0.250% due 01/15/2025		16,460	16,795
0.375% due 07/15/2023		26,576	27,586
0.625% due 01/15/2026		2,026	2,134
0.750% due 02/15/2045		920	955
1.750% due 01/15/2028		4,595	5,393
2.375% due 01/15/2025 (i)		3,830	4,573
2.375% due 01/15/2027		2,506	3,080
2.500% due 01/15/2029		5,156	6,565
3.625% due 04/15/2028		149	206
U.S. Treasury Notes
1.375% due 09/30/2020 (i)		20,800	21,051
1.375% due 10/31/2020 (i)(k)		11,300	11,433
1.750% due 12/31/2020		34,300	35,222
1.875% due 10/31/2022 (k)		27,800	28,691
2.000% due 11/30/2020 (i)(k)		6,100	6,324
2.000% due 07/31/2022 (i)(k)		10,100	10,498
2.000% due 08/15/2025 (k)		18,700	19,368
2.125% due 08/31/2020 (i)(k)		17,100	17,794
2.125% due 05/15/2025 (i)(k)		23,400	24,483
2.250% due 11/15/2025 (k)		700	740
2.375% due 08/15/2024 (i)(k)		31,200	33,260

Total U.S. Treasury Obligations (Cost $352,653)			364,765

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
Adjustable Rate Mortgage Trust
4.969% due 11/25/2037 ^		8,422	6,159
BCAP LLC Trust
6.566% due 03/26/2037		9,528	7,389
Bear Stearns ALT-A Trust
2.939% due 11/25/2035 ^		7,784	6,267
ChaseFlex Trust
0.825% due 07/25/2037		507	383
Citigroup Mortgage Loan Trust, Inc.
0.595% due 01/25/2037		7	6
2.730% due 03/25/2036 ^		481	464
3.044% due 08/25/2035		195	191
Countrywide Alternative Loan Trust
0.685% due 02/25/2047		29	25
0.725% due 06/25/2037		91	79
1.507% due 02/25/2036		11	10
Countrywide Home Loan Mortgage Pass-Through Trust
2.725% due 11/25/2034		10	10
2.852% due 02/20/2035		10	10
5.500% due 11/25/2035 ^		71	64
Deutsche ALT-A Securities, Inc.
0.705% due 06/25/2037 ^		632	568
Eddystone Finance PLC
1.051% due 04/19/2021	GBP	1,448	1,872
GSR Mortgage Loan Trust
3.085% due 11/25/2035		$11	11
HarborView Mortgage Loan Trust
0.701% due 12/19/2036 ^		890	668
JPMorgan Chase Commercial Mortgage Securities Trust
5.439% due 01/15/2049		3,976	4,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
2.920% due 07/25/2035	$67	$66
3.089% due 02/25/2035	4	4
3.185% due 08/25/2034	134	134
5.750% due 01/25/2036 ^	23	19
LB Commercial Mortgage Trust
6.069% due 07/15/2044	4,320	4,409
Merrill Lynch Mortgage Investors Trust
3.313% due 09/25/2035 ^	231	210
Morgan Stanley Capital Trust
5.610% due 04/15/2049	26	26
Residential Accredit Loans, Inc. Trust
0.710% due 08/25/2036	1,051	843
0.725% due 05/25/2047	11,839	9,954
Structured Adjustable Rate Mortgage Loan Trust
1.841% due 04/25/2035	295	281
Structured Asset Mortgage Investments Trust
0.645% due 08/25/2036	13,107	9,941
0.755% due 02/25/2036	2,645	2,379
WaMu Mortgage Pass-Through Certificates Trust
1.237% due 01/25/2047	34	31
1.277% due 05/25/2047	5,481	4,607
2.193% due 09/25/2046	61	58
2.193% due 10/25/2046	57	51
Wells Fargo Mortgage-Backed Securities Trust
2.894% due 03/25/2036 ^	425	399
3.015% due 07/25/2036 ^	1,148	1,105
5.249% due 12/25/2036	400	374

Total Non-Agency Mortgage-Backed Securities (Cost $63,442)		63,078

ASSET-BACKED SECURITIES 11.6%
Asset-Backed Funding Certificates Trust
0.655% due 01/25/2037	3,069	2,134
Asset-Backed Securities Corp. Home Equity Loan Trust
1.485% due 07/25/2035	300	280
Bear Stearns Asset-Backed Securities Trust
0.635% due 02/25/2037	2,401	2,296
0.685% due 08/25/2036	1,072	976
0.725% due 12/25/2036	402	386
Citigroup Mortgage Loan Trust, Inc.
0.585% due 07/25/2045	29	21
0.685% due 12/25/2036	4,384	2,898
Cornerstone CLO Ltd.
0.900% due 07/15/2021	40	40
Countrywide Asset-Backed Certificates
0.665% due 06/25/2037	1,446	1,204
0.665% due 06/25/2047 ^	1,570	1,150
0.805% due 09/25/2036	1,776	1,675
4.961% due 10/25/2046 ^	8,672	8,137
5.301% due 04/25/2047 ^	33	33
Credit-Based Asset Servicing and Securitization LLC
0.644% due 07/25/2037	11	7
Fieldstone Mortgage Investment Trust
1.260% due 12/25/2035	10,750	8,706
First Franklin Mortgage Loan Trust
1.055% due 09/25/2035	4,000	3,858
Fremont Home Loan Trust
0.625% due 08/25/2036	112	48
GSAA Home Equity Trust
3.059% due 03/25/2036	7,611	5,651
GSAMP Trust
1.845% due 12/25/2034 ^	1,726	1,189
Lockwood Grove CLO Ltd.
2.085% due 01/25/2024	5,500	5,504
MASTR Specialized Loan Trust
0.785% due 06/25/2046	4,677	4,118
Merrill Lynch Mortgage Investors Trust
0.635% due 08/25/2037	9,388	6,040
Morgan Stanley ABS Capital, Inc. Trust
0.575% due 07/25/2036	6	3
0.685% due 09/25/2036	3,554	2,004
0.740% due 03/25/2037	10,064	4,941

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		$5,896	$3,418
People’s Choice Home Loan Securities Trust
1.045% due 12/25/2035		874	812
Residential Asset Mortgage Products Trust
1.619% due 09/25/2033		1,887	1,779
Residential Asset Securities Corp. Trust
0.775% due 04/25/2037		16,322	15,364
Securitized Asset-Backed Receivables LLC Trust
0.775% due 05/25/2036		1,701	1,057
SG Mortgage Securities Trust
0.705% due 02/25/2036		5,865	3,477
SLM Private Education Loan Trust
1.124% due 07/15/2022		1,876	1,878
3.774% due 05/16/2044		195	203
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	447	490
Soundview Home Loan Trust
0.585% due 11/25/2036		$9	4
South Texas Higher Education Authority, Inc.
1.146% due 10/01/2020		115	115
SpringCastle America Funding LLC
2.700% due 05/25/2023		2,706	2,715
Structured Asset Securities Corp. Mortgage Loan Trust
0.755% due 05/25/2047		2,300	1,859
Venture CDO Ltd.
0.922% due 07/22/2021		229	225
Voya CLO Ltd.
1.980% due 10/15/2022		3,600	3,601

Total Asset-Backed Securities (Cost $98,379)			100,296

SOVEREIGN ISSUES 5.4%
Brazil Government International Bond
5.625% due 02/21/2047		1,700	1,675
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (c)	BRL	2,710	807
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		120,290	36,753
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,185
Hydro-Quebec
1.302% due 09/29/2049 (e)		3,600	2,556
Korea Development Bank
3.500% due 08/22/2017		200	204
Province of Ontario
1.100% due 10/25/2017		200	200
1.650% due 09/27/2019		300	303
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,661
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	60,000	575

Total Sovereign Issues (Cost $46,075)			46,919

SHORT-TERM INSTRUMENTS 17.0%

CERTIFICATES OF DEPOSIT 1.7%
Credit Suisse AG
1.645% due 09/12/2017		$3,200	3,204
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		1,100	1,101
Natixis S.A.
1.553% due 09/25/2017		5,300	5,312
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		1,600	1,601
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		3,700	3,702

			14,920

COMMERCIAL PAPER 0.1%
Viacom, Inc.
1.300% due 11/14/2016		800	799

108	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (f) 0.1%
			$537

SHORT-TERM NOTES 0.0%
Kraft Heinz Foods Co.
1.600% due 06/30/2017		300	301

JAPAN TREASURY BILLS 14.9%
(0.239)% due 10/17/2016 - 01/10/2017 (b)(c)	JPY	13,050,000	128,739

U.S. TREASURY BILLS 0.2%
0.476% due 03/02/2017 - 03/09/2017 (b)(c)(k)		$1,926	1,923

Total Short-Term Instruments (Cost $143,548)			147,219

Total Investments in Securities (Cost $881,209)			900,988

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.4%

SHORT-TERM INSTRUMENTS 7.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III	6,503,640	$64,295

Total Short-Term Instruments (Cost $64,295)		64,295

Total Investments in Affiliates (Cost $64,295)		64,295

Total Investments 111.4% (Cost $945,504)		$965,283

Financial Derivative Instruments (h)(j) 4.1% (Cost or Premiums, net $7,333)		35,108

Other Assets and Liabilities, net (15.5)%		(133,639)

Net Assets 100.0%		$866,752

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$537	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	$(551)	$537	$537

Total Repurchase Agreements						$(551)	$537	$537

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(7,733)	$(7,744)

Total Sale-Buyback Transactions					$(7,744)

(3)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(33,648) at a weighted average interest rate of 0.592%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	109

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.000%	10/01/2046	$800	$(856)	$(859)
U.S. Treasury Bonds	2.250	08/15/2046	19,800	(19,709)	(19,769)
U.S. Treasury Bonds	4.500	02/15/2036	5,800	(8,330)	(8,213)

Total Short Sales				$(28,895)	$(28,841)

(4)	Payable for short sales includes $94 of accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(g)	Securities with an aggregate market value of $7,572 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
SSB	$537	$0	$0	$0	$537	$(551)	$(14)

Master Securities Forward Transaction Agreement
NOM	0	0	(7,744)	(27,982)	(35,726)	7,572	(28,154)

Total Borrowings and Other Financing Transactions	$537	$0	$(7,744)	$(27,982)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(7,744)	$0	$0	$(7,744)

Total Borrowings	$0	$(7,744)	$0	$0	$(7,744)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(7,744)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$131.000	10/21/2016	269	$(155)	$(171)

Total Written Options				$(155)	$(171)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	952	$(1,124)	$12	$0
90-Day Eurodollar December Futures	Long	12/2017	1,719	97	0	(86)
90-Day Eurodollar December Futures	Short	12/2019	1,719	(244)	193	0
Australia Government 10-Year Bond December Futures	Long	12/2016	15	15	8	(3)
Euro-Bobl December Futures	Long	12/2016	192	123	0	(34)

110	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	Long	12/2016	160	$220	$0	$(81)
Russell 2000 Mini Index December Futures	Short	12/2016	266	(289)	0	(322)
U.S. Treasury 2-Year Note December Futures	Long	12/2016	681	(1)	0	(64)
U.S. Treasury 5-Year Note December Futures	Long	12/2016	1,385	39	0	(292)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	683	(33)	0	(288)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	4	10	6	0
United Kingdom Long Gilt December Futures	Short	12/2016	26	35	31	0

Total Futures Contracts				$(1,152)	$250	$(1,170)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Variation Margin
							Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$	1,980	$118	$52	$12	$0
CDX.HY-26 5-Year Index	5.000	06/20/2021		2,800	149	41	17	0
CDX.IG-25 5-Year Index	1.000	12/20/2020		10,600	139	85	14	0
CDX.IG-26 5-Year Index	1.000	06/20/2021		5,900	86	19	9	0

					$492	$197	$52	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018	$	99,800	$109	$93	$0	$(10)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		630,300	(13,019)	(1,632)	221	0
Pay	3-Month USD-LIBOR *	1.500	12/21/2021		2,300	31	(10)	0	(4)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		162,700	(10,804)	(4,210)	413	0
Pay	3-Month USD-LIBOR	2.000	06/15/2023		32,100	1,631	653	0	(90)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		9,400	(768)	(446)	44	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,100	(86)	(59)	6	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		68,110	(1,663)	200	368	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		7,900	(16)	(16)	23	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		23,900	(5,504)	(3,562)	436	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		9,285	(1,586)	(845)	168	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		9,800	(1,015)	(745)	173	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		23,700	(2,379)	(315)	425	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		5,800	(545)	(156)	108	0
Pay	6-Month EUR-EURIBOR	0.500	09/21/2023	EUR	53,700	2,186	87	0	(37)
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		3,300	68	45	0	(1)
Receive	6-Month EUR-EURIBOR	1.250	09/21/2046		12,900	(2,047)	(94)	26	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,200	(184)	(132)	3	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,800	(315)	(155)	4	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		16,300	(1,720)	(1,000)	29	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		10,400	62	(169)	56	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		3,400	(899)	(842)	98	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	77,200	(21)	(78)	0	(6)
Pay	28-Day MXN-TIIE	5.500	09/13/2017		15,000	0	(18)	0	(1)
Pay	28-Day MXN-TIIE	5.430	06/12/2020		74,200	(71)	(133)	0	(10)
Pay	28-Day MXN-TIIE	5.615	05/21/2021		22,100	(21)	(21)	0	(3)
Pay	28-Day MXN-TIIE	5.660	11/09/2021		29,800	(30)	(46)	0	(3)
Pay	28-Day MXN-TIIE	6.000	09/02/2022		6,000	(2)	(9)	0	(1)
Pay	28-Day MXN-TIIE	5.780	10/06/2022		24,200	(25)	(31)	0	(3)
Pay	28-Day MXN-TIIE	5.750	06/05/2023		700	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		600	0	(1)	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	111

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	28-Day MXN-TIIE	5.861%	03/25/2025	MXN	38,200	$(62)	$(24)	$0	$(3)
Pay	28-Day MXN-TIIE	5.890	03/26/2025		8,100	(12)	(5)	0	(1)
Pay	28-Day MXN-TIIE	6.810	06/19/2034		29,900	4	25	0	(2)

						$(38,704)	$(13,652)	$2,601	$(175)

Total Swap Agreements						$(38,212)	$(13,455)	$2,653	$(175)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(i)	Securities with an aggregate market value of $20,824 and cash of $2,640 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$250	$2,653	$2,903	$(171)	$(1,170)	$(175)	$(1,516)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	BRL	28,702		$8,842	$16	$0
	10/2016	GBP	19,428		25,704	523	0
	10/2016	JPY	2,493,203		24,855	269	0
	10/2016		$8,785	BRL	28,702	41	0
	12/2016	JPY	1,150,000		$11,327	0	(52)
	01/2017		1,030,000		10,210	6	0
BPS	10/2016	BRL	10,320		2,778	13	(404)
	10/2016	JPY	3,680,000		34,992	0	(1,326)
	10/2016		$1,787	BRL	5,800	0	(3)
	10/2016		21,682	GBP	16,666	0	(81)
	11/2016	GBP	16,666		$21,693	79	0
BRC	10/2016		$4,248	CNH	28,720	52	0
CBK	10/2016	BRL	42,440		$10,387	0	(2,663)
	10/2016	JPY	4,650,000		44,227	0	(1,666)
	10/2016	MXN	198,276		10,080	0	(127)
	10/2016		$13,074	BRL	42,440	0	(24)
	10/2016		12,949	CNH	84,542	0	(290)
	10/2016		5,321	MXN	96,600	0	(348)
	11/2016		1,913	CHF	1,857	3	0
	01/2017	JPY	720,000		$7,136	3	0
DUB	10/2016	BRL	73,340		22,593	41	0
	10/2016		$22,224	BRL	73,340	327	0
	10/2016		2,354	CNH	15,895	26	0
	01/2017	BRL	78,445		$22,981	0	(494)
FBF	10/2016		$6,150	RUB	394,000	105	0
	12/2016	RUB	394,000		$6,066	0	(100)
GLM	10/2016	BRL	10,850		2,662	0	(675)
	10/2016		$3,342	BRL	10,850	0	(6)
	10/2016		18,675	EUR	16,659	39	0
	10/2016		2,891	GBP	2,235	6	0
	10/2016		156	MXN	2,863	0	(9)
	11/2016	EUR	16,659		$18,698	0	(42)
HUS	10/2016		$1,399	BRL	4,505	0	(18)
	10/2016		5,924	CNH	39,014	18	(100)

112	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2016	HKD	1,233		$159	$0	$0
	11/2016	SGD	23,485		17,510	284	0
	01/2021	BRL	1,520		234	0	(107)
JPM	10/2016		48,840		12,225	5	(2,798)
	10/2016		$14,601	BRL	48,840	417	0
	10/2016		2,345	CNH	15,852	28	0
	10/2016		851	EUR	759	2	0
	01/2017	BRL	50,430		$14,672	0	(420)
	01/2017	JPY	960,000		9,512	1	0
MSB	10/2016	BRL	51,612		15,166	40	(744)
	10/2016	EUR	9,676		10,944	75	0
	10/2016		$15,899	BRL	51,612	0	(29)
	11/2016		8,791		28,699	0	(42)
SCX	10/2016	CNH	401,056		$61,427	1,377	0
	10/2016	EUR	7,742		8,656	0	(41)
	10/2016	RUB	394,000		5,999	0	(256)
	10/2016		$1,806	CNH	12,207	22	0
	10/2016		24,759	JPY	2,493,203	0	(172)
	11/2016	JPY	2,493,203		$24,789	173	0
	11/2016		$17,122	SGD	23,327	0	(12)
	02/2017	CNH	106,599		$15,396	0	(471)
	02/2017		$16,896	CNH	113,595	12	0
SOG	10/2016		2,687		18,143	29	0
UAG	10/2016	JPY	860,000		$8,211	0	(277)
	10/2016		$8,062	MXN	156,938	17	0
	01/2017	CNH	8,304		$1,209	0	(29)
	02/2017		$2,203	CNH	14,610	0	(28)
WST	10/2016		703	GBP	527	0	(20)

Total Forward Foreign Currency Contracts						$4,049	$(13,874)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$300	$12	$32
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		23,148	247	2
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	6,500	254	14
	Put - OTC USD versus MXN		18.800	11/09/2016		$7,921	109	65
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		4,600	193	610

							$ 815	$723

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$	1,900	$186	$267
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		1,900	186	96
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018		3,800	351	535
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018		3,800	387	193
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019		7,600	871	1,255
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		7,600	871	548
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016		52,600	101	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		9,900	504	217
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		50,300	171	107
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		19,700	1,019	432
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		58,000	208	124
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018		3,800	381	536
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018		3,800	381	206
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018		13,400	1,242	1,902
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018		13,400	1,435	723
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018		19,600	1,944	2,915
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018		19,600	1,944	1,003

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	113

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050%	12/12/2018	$	6,300	$303	$142
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		14,400	1,658	2,509
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		14,400	1,659	1,011

								$15,802	$14,721

Total Purchased Options								$16,617	$15,444

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$8,600	$ (472)	$(3)
	Call - OTC USD versus RUB		108.000	02/22/2017		300	(12)	0
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		46,296	(219)	(1)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,170	(280)	(27)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,170	(323)	(869)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	3,861	(150)	(8)
	Call - OTC EUR versus MXN		22.650	03/21/2017		3,861	(134)	(171)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$6,529	(827)	(81)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,529	(985)	(2,614)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,162	(115)	(15)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	6,500	(208)	(41)
	Put - OTC EUR versus MXN		18.900	03/21/2017		5,787	(235)	(13)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,787	(189)	(256)
	Put - OTC USD versus MXN		18.350	11/09/2016		$15,842	(109)	(56)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,300	(281)	(3)
	Put - OTC USD versus BRL	BRL	3.150	10/11/2016		$8,791	(61)	(13)
	Call - OTC USD versus BRL		3.350	10/11/2016		8,791	(61)	(30)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,100	(291)	(3)
	Call - OTC USD versus RUB		110.000	02/24/2017		$4,600	(199)	(1)

							$ (5,151)	$(4,205)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	49,400	$(514)	$(210)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		11,200	(101)	(26)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		98,600	(1,050)	(420)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		2,400	(40)	(48)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		8,200	(131)	(168)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		4,100	(70)	(82)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		8,100	(138)	(166)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		31,500	(333)	(143)

								$(2,377)	$(1,263)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums Paid/(Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$269	$0	$7

Total Written Options					$(7,532)	$(5,461)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

114	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		12,181		(5,579)		(6,333)		0		269
Notional Amount in $		$316,013		$175,491		$(30,442)	$	(107,012)	$	(27,201)	$	326,849
Notional Amount in EUR	EUR	73,996	EUR	31,126	EUR	0	EUR	(63,252)	EUR	(7,674)	EUR	34,196
Notional Amount in GBP	GBP	0	GBP	26,000	GBP	0	GBP	(26,000)	GBP	0	GBP	0
Premiums		$(8,140)		$(3,770)		$897	$	2,927	$	399	$	(7,687)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.311%	EUR	1,100	$(8)	$10	$2	$0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.311		500	(7)	8	1	0
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.311		200	(2)	2	0	0
GST	Volkswagen International Finance NV	1.000	12/20/2016	0.311		400	(5)	6	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		50	(1)	2	1	0
JPM	Volkswagen International Finance NV	1.000	12/20/2016	0.311		100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		50	(1)	2	1	0
MYC	Volkswagen International Finance NV	1.000	12/20/2016	0.311		200	(2)	2	0	0

							$(27)	$33	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$600	$80	$4	$84	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,197	(1,689)	430	0	(1,259)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	107	5	112	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	1	1	0

					$ (1,502)	$440	$197	$(1,259)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI	0.710%	01/29/2020	EUR	9,200	$(10)	$(70)	$0	$(80)
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	2,320,000	0	0	0	0
BPS	Receive	3-Month EUR-EXT-CPI	0.700	01/30/2020	EUR	8,800	(1)	(71)	0	(72)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	220	0	13	13	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		950	(2)	17	15	0
	Receive	3-Month EUR-EXT-CPI	0.990	03/31/2020	EUR	7,900	(2)	(156)	0	(158)
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	3,480,000	0	(1)	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	115

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	1-Month GBP-UKRPI	3.300%	11/15/2030	GBP	2,317	$(3)	$40	$37	$0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	4,640,000	0	(1)	0	(1)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	5	6	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		3,580	0	53	53	0
	Receive	3-Month EUR-EXT-CPI	0.740	01/26/2020	EUR	12,900	(44)	(91)	0	(135)
	Receive	3-Month EUR-EXT-CPI	0.660	01/30/2020		21,200	(2)	(121)	0	(123)
	Receive	3-Month EUR-EXT-CPI	0.992	03/30/2020		28,000	(3)	(561)	0	(564)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	200	(1)	1	0	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	6	7	0
	Receive	3-Month KRW-KORIBOR	1.260	07/20/2026	KRW	4,625,000	0	(1)	0	(1)
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,430	(2)	24	22	0

							$(68)	$(914)	$153	$(1,135)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	Russell 2000 Index	17,959	1-Month USD-LIBOR less a specified spread	01/19/2017	$ 101,341	$0	$7,388	$7,388	$0
	Receive	Russell 2000 Index	103,546	3-Month USD-LIBOR less a specified spread	08/10/2017	601,777	0	25,172	25,172	0
CBK	Receive	Russell 2000 Index	27,264	3-Month USD-LIBOR less a specified spread	11/15/2016	161,997	0	3,041	3,041	0

							$0	$35,601	$35,601	$0

Total Swap Agreements							$(1,597)	$35,160	$35,957	$(2,394)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(k)	Securities with an aggregate market value of $15,045 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (7)
BOA	$855	$395	$86	$1,336	$(52)	$(3)	$(80)	$(135)	$1,201	$(1,060)	$141
BPS	92	2,531	32,561	35,184	(1,814)	0	(72)	(1,886)	33,298	(25,240)	8,058
BRC	52	0	0	52	0	0	(1,259)	(1,259)	(1,207)	1,372	165
CBK	6	219	3,181	3,406	(5,118)	(237)	(159)	(5,514)	(2,108)	3,944	1,836
DUB	394	0	37	431	(494)	(896)	(1)	(1,391)	(960)	871	(89)
FBF	105	0	6	111	(100)	(2,889)	0	(2,989)	(2,878)	2,894	16
GLM	45	618	53	716	(732)	(1,002)	(822)	(2,556)	(1,840)	1,799	(41)
GST	0	0	2	2	0	0	0	0	2	0	2
HUS	302	0	0	302	(225)	(46)	0	(271)	31	0	31
JPM	453	124	9	586	(3,218)	(241)	(1)	(3,460)	(2,874)	3,017	143
MSB	115	0	0	115	(815)	0	0	(815)	(700)	756	56
MYC	0	10,947	22	10,969	0	(143)	0	(143)	10,826	(11,736)	(910)
SCX	1,584	0	0	1,584	(952)	0	0	(952)	632	(760)	(128)
SOG	29	610	0	639	0	(4)	0	(4)	635	(550)	85
UAG	17	0	0	17	(334)	0	0	(334)	(317)	392	75
WST	0	0	0	0	(20)	0	0	(20)	(20)	0	(20)

Total Over the Counter	$4,049	$15,444	$35,957	$55,450	$(13,874)	$(5,461)	$(2,394)	$(21,729)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

116	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$250	$250
Swap Agreements	0	52	0	0	2,601	2,653

	$0	$52	$0	$0	$2,851	$2,903

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,049	$0	$4,049
Purchased Options	0	0	0	723	14,721	15,444
Swap Agreements	0	203	35,601	0	153	35,957

	$0	$203	$35,601	$4,772	$14,874	$55,450

	$0	$255	$35,601	$4,772	$17,725	$58,353

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$171	$171
Futures	0	0	322	0	848	1,170
Swap Agreements	0	0	0	0	175	175

	$0	$0	$322	$0	$1,194	$1,516

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,874	$0	$13,874
Written Options	0	0	0	4,198	1,263	5,461
Swap Agreements	0	1,259	0	0	1,135	2,394

	$0	$1,259	$0	$18,072	$2,398	$21,729

	$0	$1,259	$322	$18,072	$3,592	$23,245

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(418)	$0	$(39)	$(457)
Written Options	0	0	255	0	474	729
Futures	0	0	(1,595)	0	6,647	5,052
Swap Agreements	0	1,791	0	0	(22,689)	(20,898)

	$0	$1,791	$(1,758)	$0	$(15,607)	$(15,574)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,483	$0	$14,483
Purchased Options	0	(7)	0	(331)	(297)	(635)
Written Options	0	8	0	806	76	890
Swap Agreements	0	327	21,694	0	(979)	21,042

	$0	$328	$21,694	$14,958	$(1,200)	$35,780

	$0	$2,119	$19,936	$14,958	$(16,807)	$20,206

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$14	$14
Written Options	0	0	0	0	(15)	(15)
Futures	0	0	(1,059)	0	1,005	(54)
Swap Agreements	0	(769)	0	0	5,107	4,338

	$0	$(769)	$(1,059)	$0	$6,111	$4,283

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20,962)	$0	$(20,962)
Purchased Options	0	7	0	(71)	(861)	(925)
Written Options	0	(8)	0	778	1,396	2,166
Swap Agreements	0	83	86,869	0	2,618	89,570

	$0	$82	$86,869	$(20,255)	$3,153	$69,849

	$0	$(687)	$85,810	$(20,255)	$9,264	$74,132

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	117

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,385	$0	$2,385
Corporate Bonds & Notes
Banking & Finance	0	53,681	739	54,420
Industrials	0	29,429	0	29,429
Utilities	0	15,942	0	15,942
Municipal Bonds & Notes
California	0	4,932	0	4,932
Colorado	0	5,182	0	5,182
Illinois	0	1,197	0	1,197
Nevada	0	156	0	156
New Jersey	0	1,219	0	1,219
New York	0	1,394	0	1,394
Washington	0	815	0	815
U.S. Government Agencies	0	61,640	0	61,640
U.S. Treasury Obligations	0	364,765	0	364,765
Non-Agency Mortgage-Backed Securities	0	63,078	0	63,078
Asset-Backed Securities	0	100,296	0	100,296
Sovereign Issues	0	46,919	0	46,919
Short-Term Instruments
Certificates of Deposit	0	14,920	0	14,920
Commercial Paper	0	799	0	799
Repurchase Agreements	0	537	0	537
Short-Term Notes	0	301	0	301
Japan Treasury Bills	0	128,739	0	128,739
U.S. Treasury Bills	0	1,923	0	1,923

	$0	$900,249	$739	$900,988

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$64,295	$0	$0	$64,295

Total Investments	$64,295	$900,249	$739	$965,283

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(859)	0	(859)
U.S. Treasury Obligations	0	(27,982)	0	(27,982)

	$0	$(28,841)	$0	$(28,841)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	250	2,653	0	2,903
Over the counter	0	55,450	0	55,450

	$250	$58,103	$0	$58,353

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,170)	(346)	0	(1,516)
Over the counter	0	(21,729)	0	(21,729)

	$(1,170)	$(22,075)	$0	$(23,245)

Totals	$63,375	$907,436	$739	$971,550

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

118	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2016 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	119

Notes to Financial Statements (Cont.)

specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO StocksPLUS® Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Absolute Return Fund	Quarterly	Quarterly
PIMCO StocksPLUS® International Fund (Unhedged)	Quarterly	Quarterly
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Quarterly	Quarterly
PIMCO StocksPLUS® Long Duration Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Short Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Small Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

120	PIMCO STOCKSPLUS® FUNDS

September 30, 2016 (Unaudited)

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	121

Notes to Financial Statements (Cont.)

Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

122	PIMCO STOCKSPLUS® FUNDS

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost,

so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

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Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO StocksPLUS® Fund	$952	$398,121	$(392,500)	$10	$0	$6,583	$121	$0
PIMCO StocksPLUS® Absolute Return Fund	316,336	418,249	(461,901)	261	(80)	272,865	1,648	0
PIMCO StocksPLUS® International Fund (Unhedged)	190,468	675,934	(793,900)	153	(63)	72,592	933	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	199,545	817,869	(1,013,400)	106	(73)	4,047	370	0
PIMCO StocksPLUS® Long Duration Fund	9,100	155,316	(160,900)	3	(1)	3,518	16	0
PIMCO StocksPLUS® Short Fund	104,617	817,347	(825,400)	71	(13)	96,622	447	0
PIMCO StocksPLUS® Small Fund	150,575	427,868	(514,201)	97	(44)	64,295	368	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(b) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right

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to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2016, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities

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guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the

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security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

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(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a

Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Straddle Options  Certain Funds may enter into differing forms of straddle options (“Straddle”). A Straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves

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simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Certain Funds may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

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If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with

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commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi)basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Funds may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose

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Notes to Financial Statements (Cont.)

value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing

132	PIMCO STOCKSPLUS® FUNDS

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standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward

Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	133

Notes to Financial Statements (Cont.)

below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the

“Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	0.40%
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%	N/A	0.40%	0.40%	0.40%	0.40%
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	N/A
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%	N/A	0.45%	0.45%	0.45%	0.45%
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	N/A	N/A	N/A	N/A	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%	N/A	0.40%	0.40%	0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D
All Funds	0.25%

134	PIMCO STOCKSPLUS® FUNDS

September 30, 2016 (Unaudited)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO StocksPLUS® Fund	$8,686	$55,710
PIMCO StocksPLUS® Absolute Return Fund	4,035	20,936
PIMCO StocksPLUS® International Fund (Unhedged)	5,806	11,838
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	12,147	50,081
PIMCO StocksPLUS® Long Duration Fund	4,893	1,636
PIMCO StocksPLUS® Short Fund	2,815	30,081
PIMCO StocksPLUS® Small Fund	0	7,795

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	135

Notes to Financial Statements (Cont.)

or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands):

	U S Government/ Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO StocksPLUS Fund	$232,309	$213,079	$75,700	$230,909
PIMCO StocksPLUS® Absolute Return Fund	1,049,064	1,102,018	60,558	151,251
PIMCO StocksPLUS® International Fund (Unhedged)	1,087,702	1,027,326	81,224	137,420
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,667,439	2,617,172	98,543	270,066
PIMCO StocksPLUS® Long Duration Fund	351,201	270,584	98,679	52,332
PIMCO StocksPLUS® Short Fund	1,656,215	1,570,387	130,551	411,357
PIMCO StocksPLUS® Small Fund	1,210,549	1,311,707	23,884	139,812

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® Absolute Return Fund
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	4,824	$43,509	28,389	$243,037	3,297	$31,671	33,352	$309,037
Class P	1,174	10,565	3,164	29,337	1,055	9,788	7,904	74,682
Administrative Class	1,237	10,130	196	1,681	0	0	0	0
Class D	465	3,838	3,179	25,569	2,265	20,266	5,423	49,818
Class A	2,149	17,772	8,862	74,846	1,330	12,375	8,902	82,405
Class C	1,103	8,628	6,034	48,367	753	6,510	5,481	47,766
Class R	299	2,581	697	6,074	0	0	1	10
Issued as reinvestment of distributions
Institutional Class	133	1,200	5,595	48,895	0	0	3,228	29,475
Class P	9	83	214	1,865	0	0	675	6,110
Administrative Class	7	57	67	547	0	0	0	0
Class D	10	82	402	3,260	0	0	1,501	13,339
Class A	50	420	2,534	20,634	0	0	1,632	14,717
Class C	7	55	1,758	13,612	0	0	1,071	8,990
Class R	2	18	167	1,393	0	0	0	0
Cost of shares redeemed
Institutional Class	(28,401)	(249,000)	(34,441)	(309,422)	(8,324)	(79,281)	(30,078)	(263,165)
Class P	(615)	(5,474)	(3,393)	(30,012)	(3,225)	(29,547)	(14,875)	(131,056)
Administrative Class	(41)	(335)	(338)	(3,027)	0	0	0	0
Class D	(981)	(8,103)	(3,162)	(25,827)	(4,238)	(38,445)	(12,621)	(113,783)
Class A	(3,648)	(29,957)	(13,686)	(111,808)	(5,424)	(50,063)	(16,084)	(144,734)
Class C	(2,789)	(21,878)	(5,861)	(46,276)	(3,765)	(32,332)	(10,030)	(84,144)
Class R	(352)	(3,018)	(680)	(5,800)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(25,358)	$(218,827)	(303)	$(13,055)	(16,276)	$(149,058)	(14,518)	$(100,533)

136	PIMCO STOCKSPLUS® FUNDS

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	PIMCO StocksPLUS® International Fund (Unhedged)				PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	16,584	$90,091	45,101	$250,354	12,091	$82,388	231,380	$1,624,153
Class P	527	2,942	14,641	91,468	7,694	51,834	74,929	570,104
Administrative Class	894	4,846	1,253	7,003	0	0	0	0
Class D	718	3,893	2,291	14,263	2,991	19,278	54,766	421,806
Class A	457	2,420	2,593	14,878	5,082	33,043	53,902	403,322
Class C	141	727	1,189	6,867	943	5,674	25,316	180,764
Class R	0	0	0	0	0	0	1	10
Issued as reinvestment of distributions
Institutional Class	0	0	10,764	63,692	1,495	9,980	5,361	39,582
Class P	0	0	241	1,433	283	1,873	2,810	20,532
Administrative Class	0	0	57	327	0	0	0	0
Class D	0	0	241	1,414	241	1,535	3,940	28,102
Class A	0	0	205	1,191	313	1,991	3,690	26,054
Class C	0	0	91	512	100	595	1,721	11,340
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(16,198)	(88,230)	(15,561)	(82,028)	(38,709)	(261,250)	(88,460)	(628,380)
Class P	(3,446)	(18,629)	(9,874)	(60,014)	(24,708)	(166,052)	(54,264)	(378,759)
Administrative Class	(293)	(1,592)	(160)	(877)	0	0	0	0
Class D	(1,077)	(5,714)	(4,439)	(26,566)	(16,565)	(107,247)	(61,792)	(420,925)
Class A	(1,163)	(6,286)	(1,860)	(10,459)	(20,915)	(135,312)	(40,415)	(275,392)
Class C	(468)	(2,414)	(767)	(4,221)	(8,805)	(53,207)	(11,133)	(69,841)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(3,324)	$(17,946)	46,006	$269,237	(78,469)	$(514,877)	201,752	$1,552,472

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Notes to Financial Statements (Cont.)

	PIMCO StocksPLUS® Long Duration Fund				PIMCO StocksPLUS® Short Fund
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares~	Amount
Receipts for shares sold
Institutional Class	8,287	$62,314	9,624	$62,863	48,664	$501,308	14,553	$163,385
Class P	0	0	0	0	2,544	26,590	10,457	119,391
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	1,427	14,634	5,861	64,399
Class A	0	0	0	0	2,903	29,907	9,381	104,300
Class C	0	0	0	0	245	2,388	1,295	13,755
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	872	6,428	8,158	53,341	0	0	9,678	107,101
Class P	0	0	0	0	0	0	213	2,361
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	136	1,458
Class A	0	0	0	0	0	0	194	2,077
Class C	0	0	0	0	0	0	63	650
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(7,815)	(56,576)	(23,692)	(166,155)	(15,853)	(166,693)	(158,022)	(1,795,576)
Class P	0	0	0	0	(3,957)	(40,975)	(9,445)	(106,226)
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(2,293)	(23,223)	(4,734)	(51,639)
Class A	0	0	0	0	(3,560)	(36,008)	(7,085)	(78,225)
Class C	0	0	0	0	(486)	(4,766)	(1,051)	(11,000)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	1,344	$12,166	(5,910)	$(49,951)	29,634	$303,162	(128,506)	$(1,463,789)

138	PIMCO STOCKSPLUS® FUNDS

September 30, 2016 (Unaudited)

PIMCO StocksPLUS® Small Fund
Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
Shares	Amount	Shares	Amount

3,357	$27,574	19,202	$158,753
1,089	8,908	8,599	75,796
1,654	13,114	674	5,667
448	3,595	6,042	53,212
2,335	18,860	10,898	95,682
600	4,485	4,367	36,675
0	0	1	10

0	0	2,707	22,075
0	0	1,466	11,906
0	0	46	372
0	0	2,537	20,175
0	0	2,957	23,626
0	0	1,456	10,811
0	0	0	1

(7,358)	(58,973)	(21,630)	(174,131)
(3,489)	(28,132)	(20,265)	(160,225)
(71)	(575)	(38)	(290)
(5,134)	(40,755)	(21,324)	(172,826)
(7,483)	(59,963)	(20,553)	(168,239)
(3,803)	(28,409)	(7,607)	(57,307)
0	0	0	0
(17,855)	$(140,271)	(30,465)	$(218,257)

~	A one for five reverse share split, effective August 7, 2015, has been retroactively applied.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non Related Parties	Related Parties*	Non Related Parties	Related Parties*
PIMCO StocksPLUS® International Fund (Unhedged)	1	0	77%	0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	2	0%	34%
PIMCO StocksPLUS® Long Duration Fund	2	0	29%	0%
PIMCO StocksPLUS® Short Fund	0	1	0%	90%

*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

At a meeting held on May 11-12, 2015, the Board approved a reverse share split for each class of the PIMCO StocksPLUS® Short Fund, pursuant to which shareholders received one share in exchange for every five shares of the PIMCO StocksPLUS® Short Fund.

The reverse share splits were effective August 7, 2015. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund, with the Fund affecting its reverse share split at its own ratio, to result in a NAV per share closer to $10.00. The reverse share splits does not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to August 7, 2015 for the Funds have been adjusted to reflect the reverse share split.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	139

Notes to Financial Statements (Cont.)

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (1)
	03/31/2017	03/31/2018	03/31/2019
PIMCO StocksPLUS® Fund*	$143,227	$11,059	$0
PIMCO StocksPLUS® Absolute Return Fund	0	3,296	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	0	0
PIMCO StocksPLUS® Long Duration Fund	0	0	0
PIMCO StocksPLUS® Short Fund	0	78,424	183,598
PIMCO StocksPLUS® Small Fund*	45,872	59,099	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

140	PIMCO STOCKSPLUS® FUNDS

September 30, 2016 (Unaudited)

As of March 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†)(1):

	Short-Term	Long-Term
PIMCO StocksPLUS® Fund*	$0	$0
PIMCO StocksPLUS® Absolute Return Fund	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	34,834	67,779
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	105,928	71,539
PIMCO StocksPLUS® Long Duration Fund	0	0
PIMCO StocksPLUS® Short Fund	876,593	2,222,595
PIMCO StocksPLUS® Small Fund*	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (2)
PIMCO StocksPLUS® Fund	$841,163	$10,541	$(3,537)	$7,004
PIMCO StocksPLUS® Absolute Return Fund	1,282,258	31,325	(7,295)	24,030
PIMCO StocksPLUS® International Fund (Unhedged)	1,316,776	38,657	(3,627)	35,030
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,503,719	63,010	(9,304)	53,706
PIMCO StocksPLUS® Long Duration Fund	658,610	58,025	(5,143)	52,882
PIMCO StocksPLUS® Short Fund	2,271,408	94,122	(14,921)	79,201
PIMCO StocksPLUS® Small Fund	945,663	27,211	(7,591)	19,620

(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	141

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BNP	BNP Capital Markets Ltd.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BOS	Banc of America Securities LLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SGY	Societe Generale, New York
BPS	BNP Paribas S.A.	JML	JPMorgan Securities PLC	SOG	Societe Generale
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank N.A.	TOR	Toronto Dominion Bank
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.	WST	Westpac Banking Corp.
GRE	RBS Securities, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar
CZK	Czech Koruna	KRW	South Korean Won	ZAR	South African Rand
DKK	Danish Krone	MXN	Mexican Peso
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index	NDDUEAFE	MSCI EAFE Index
CDX.IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
AID	Agency International Development	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International
CLO	Collateralized Loan Obligation

142	PIMCO STOCKSPLUS® FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	143

Approval of Investment Advisory Contract and Other Agreements (Cont.)

information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS

144	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	145

Approval of Investment Advisory Contract and Other Agreements (Cont.)

PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPathTM Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-

Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPathTM Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

146	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	147

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

148	PIMCO STOCKSPLUS® FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4008SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Unconstrained Tax Managed Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		19
Financial Highlights		20
Statements of Assets and Liabilities		32
Statements of Operations		36
Statements of Changes in Net Assets		38
Notes to Financial Statements		89
Glossary		114
Approval of Investment Advisory Contract and Other Agreements		115

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	7	40
PIMCO California Municipal Bond Fund	8	44
PIMCO California Short Duration Municipal Income Fund	9	47
PIMCO High Yield Municipal Bond Fund	10	51
PIMCO Municipal Bond Fund	11	59
PIMCO National Intermediate Municipal Bond Fund	12	65
PIMCO New York Municipal Bond Fund	13	70
PIMCO Short Duration Municipal Income Fund	14	74
PIMCO Unconstrained Tax Managed Bond Fund	15	79

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■

Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, tax risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. Income from the PIMCO Unconstrained Tax Managed Bond Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. However, the Average Annual Total Return table for the PIMCO Unconstrained Tax Managed Bond Fund discloses returns after taxes on Fund distributions. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	01/31/00	10/19/99	08/31/09	—	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	05/31/12	—	Non-Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	08/31/06	08/31/09	—	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	—	07/31/06	07/31/06	12/29/06	—	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	09/30/98	04/08/98	04/01/98	04/01/98	—	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	05/31/12	—	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	—	01/31/00	10/19/99	08/31/09	—	Non-Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	10/22/02	01/31/00	03/28/02	03/28/02	—	Diversified
PIMCO Unconstrained Tax Managed Bond Fund	01/30/09	01/30/09	09/10/09	—	01/30/09	01/30/09	01/30/09	—	Diversified

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the Funds (Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
Class P - PCIPX	Class C - PCFCX
Class D - PCIDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Municipal Bonds & Notes
Tax Increment/Allocation Revenue	13.3%
Ad Valorem Property Tax	11.2%
Electric Power & Light Revenue	10.8%
Health, Hospital & Nursing Home Revenue	10.6%
Water Revenue	10.1%
Special Tax	6.1%
Lease (Abatement)	5.0%
Highway Revenue Tolls	4.5%
College & University Revenue	3.6%
Port, Airport & Marina Revenue	3.6%
Special Assessment	3.4%
Recreational Revenue	3.4%
Sewer Revenue	2.4%
Sales Tax Revenue	2.1%
General Fund	1.7%
Natural Gas Revenue	1.1%
Other	1.9%
Short-Term Instruments‡	5.2%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	1.92%	4.90%	3.86%	3.42%	4.05%
PIMCO California Intermediate Municipal Bond Fund Class P	1.87%	4.79%	3.76%	3.32%	3.95%
PIMCO California Intermediate Municipal Bond Fund Class D	1.75%	4.55%	3.52%	3.08%	3.68%
PIMCO California Intermediate Municipal Bond Fund Class A	1.75%	4.55%	3.52%	3.08%	3.68%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	(0.54)%	2.20%	2.73%	2.76%	3.49%
PIMCO California Intermediate Municipal Bond Fund Class C	1.36%	3.77%	2.75%	2.31%	2.94%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	0.36%	2.77%	2.75%	2.31%	2.94%
Bloomberg Barclays California Intermediate Municipal Bond Index	1.54%	4.15%	4.15%	4.95%	5.10%
Lipper California Intermediate Municipal Debt Funds Average	1.55%	4.13%	3.50%	3.73%	4.26%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index over the majority of the reporting period, which detracted from performance, as municipal bond yields moved lower across most maturities of the municipal yield curve.

»	An overweight to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Security selection within the general obligation sector detracted from performance.

»	An overweight to the special tax sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An overweight to the health care sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An underweight to the lease-backed sector detracted from performance, as the sector outperformed the general municipal bond market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

PIMCO California Municipal Bond Fund

Institutional Class - PCTIX	Class A - PCTTX
Class P - PCTPX	Class C - PCTGX
Class D - PCTDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	19.3%
Tobacco Settlement Funded	10.6%
Special Tax	10.2%
Water Revenue	8.3%
Tax Increment/Allocation Revenue	7.7%
Ad Valorem Property Tax	5.4%
Port, Airport & Marina Revenue	5.2%
Sewer Revenue	3.8%
College & University Revenue	3.7%
General Fund	3.6%
Sales Tax Revenue	3.4%
Charter School Aid	3.3%
Electric Power & Light Revenue	3.1%
Natural Gas Revenue	3.0%
Miscellaneous Revenue	2.5%
Local or Guaranteed Housing	2.1%
Transit Revenue	1.7%
Highway Revenue Tolls	1.7%
Special Assessment	0.7%
Short-Term Instruments‡	0.7%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	Fund Inception (05/31/12)
PIMCO California Municipal Bond Fund Institutional Class	3.94%	9.75%	5.05%
PIMCO California Municipal Bond Fund Class P	3.88%	9.63%	4.94%
PIMCO California Municipal Bond Fund Class D	3.75%	9.36%	4.68%
PIMCO California Municipal Bond Fund Class A	3.75%	9.36%	4.68%
PIMCO California Municipal Bond Fund Class A (adjusted)	1.41%	6.89%	3.76%
PIMCO California Municipal Bond Fund Class C	3.36%	8.55%	3.91%
PIMCO California Municipal Bond Fund Class C (adjusted)	2.36%	7.55%	3.91%
Bloomberg Barclays California Municipal Bond Index	2.24%	5.45%	4.39%
Lipper California Municipal Debt Funds Average	2.82%	6.76%	4.60%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.44% for the Institutional Class shares, 0.54% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.54% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO California Municipal Bond Fund seeks high current income exempt from federal and California income tax, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivision authorities and their agencies. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index over the majority of the reporting period, which contributed to performance, as municipal bond yields moved lower across most maturities.

»	An overweight to the revenue-backed sector contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the special tax and health care sectors contributed to performance, as these segments outperformed the general municipal bond market.

»	An underweight to the lease-backed and transportation sectors detracted from performance, as these segments outperformed the general municipal bond market.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
Class P - PCDPX	Class C - PCSCX
Class D - PCDDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Municipal Bonds & Notes
Tax Increment/Allocation Revenue	15.5%
Lease (Abatement)	12.1%
Highway Revenue Tolls	10.4%
Health, Hospital & Nursing Home Revenue	9.0%
Electric Power & Light Revenue	5.5%
Special Tax	5.1%
Miscellaneous Revenue	4.9%
Port, Airport & Marina Revenue	4.8%
Sewer Revenue	4.1%
General Fund	3.9%
Water Revenue	3.9%
Recreational Revenue	3.4%
Industrial Revenue	3.2%
Sales Tax Revenue	2.8%
College & University Revenue	2.4%
Special Assessment	1.9%
Other	1.8%
Short-Term Instruments‡	5.3%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.50%	1.13%	0.86%	1.66%	1.71%
PIMCO California Short Duration Municipal Income Fund Class P	0.45%	1.03%	0.76%	1.56%	1.61%
PIMCO California Short Duration Municipal Income Fund Class D	0.30%	0.72%	0.46%	1.26%	1.30%
PIMCO California Short Duration Municipal Income Fund Class A	0.30%	0.72%	0.46%	1.25%	1.30%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	(1.96)%	(1.54)%	0.00%	1.02%	1.07%
PIMCO California Short Duration Municipal Income Fund Class C	0.15%	0.42%	0.16%	0.94%	0.98%
PIMCO California Short Duration Municipal Income Fund Class C (adjusted)	(0.85)%	(0.58)%	0.16%	0.94%	0.98%
Bloomberg Barclays California 1 Year Municipal Bond Index	0.12%	0.35%	0.71%	1.89%	1.91%
Lipper California Short/Intermediate Municipal Debt Funds Average	1.10%	2.35%	1.89%	2.64%	2.66%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivision authorities and their agencies. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»

The Fund’s duration positioning (or sensitivity to changes in market interest rates) contributed to performance. The Fund was underweight 1-3 year maturities, where municipal bond yields moved higher. The Fund was also overweight in 3-7 year maturities, where municipal bond yields moved lower.

»	An overweight to the revenue-backed sector contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the special tax, transportation and industrial revenue sectors contributed to performance, as these segments outperformed the general municipal bond market.

»	An underweight to the electric utility sector detracted from performance, as the segment outperformed the general municipal bond market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
Class P - PYMPX	Class C - PYMCX
Class D - PYMDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	17.3%
Tobacco Settlement Funded	13.6%
Highway Revenue Tolls	7.2%
Miscellaneous Revenue	5.8%
Ad Valorem Property Tax	5.3%
Port, Airport & Marina Revenue	5.2%
Natural Gas Revenue	4.6%
Income Tax Revenue	3.9%
Local or Guaranteed Housing	3.9%
Industrial Revenue	3.6%
Sewer Revenue	3.4%
College & University Revenue	2.9%
Electric Power & Light Revenue	2.9%
Charter School Aid	2.4%
Appropriations	2.0%
Sales Tax Revenue	1.2%
Other	5.8%
Short-Term Instruments‡	8.3%
Corporate Bonds & Notes	0.7%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	5.03%	11.44%	7.72%	4.10%	4.37%
PIMCO High Yield Municipal Bond Fund Class P	4.97%	11.33%	7.61%	3.99%	4.26%
PIMCO High Yield Municipal Bond Fund Class D	4.87%	11.11%	7.41%	3.80%	4.07%
PIMCO High Yield Municipal Bond Fund Class A	4.87%	11.11%	7.41%	3.80%	4.07%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	2.51%	8.61%	6.59%	3.49%	3.75%
PIMCO High Yield Municipal Bond Fund Class C	4.47%	10.28%	6.61%	3.03%	3.29%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	3.47%	9.28%	6.61%	3.03%	3.29%
Bloomberg Barclays High Yield Municipal Bond Index	6.45%	11.32%	7.36%	4.89%	5.03%
Lipper High Yield Municipal Debt Funds Average	4.14%	8.67%	6.70%	4.12%	4.25%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.56% for the Institutional Class shares, 0.66% for Class P shares, 0.86% for Class D shares, 0.86% for Class A shares, and 1.61% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax, with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index over the majority of the reporting period, which contributed to performance, as municipal bond yields moved lower across most maturities during the reporting period.

»	The Fund’s underweight to Puerto Rico domiciled securities detracted from performance, as the segment outperformed the general municipal bond market.

»	An underweight to the revenue-backed sector detracted from performance, as the segment outperformed the general municipal bond market.

»	An overweight to the transportation sector contributed to performance, as this segment outperformed the general municipal bond market.

»	An underweight to the special tax and high yield tobacco sectors detracted from performance, as these segments outperformed the general municipal bond market.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class D - PMBDX
Class P - PMUPX	Class A - PMLAX
Administrative Class - PMNAX	Class C - PMLCX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	16.5%
Ad Valorem Property Tax	9.2%
Income Tax Revenue	8.4%
Natural Gas Revenue	7.7%
Highway Revenue Tolls	6.9%
Tobacco Settlement Funded	5.3%
Port, Airport & Marina Revenue	4.5%
Electric Power & Light Revenue	4.2%
Industrial Revenue	4.1%
Lease (Abatement)	3.8%
Water Revenue	3.7%
Transit Revenue	3.7%
Sales Tax Revenue	3.6%
College & University Revenue	3.0%
Miscellaneous Revenue	2.3%
Appropriations	2.0%
Sewer Revenue	1.9%
Recreational Revenue	1.3%
Other	3.5%
Short-Term Instruments‡	3.8%
Corporate Bonds & Notes	0.6%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	3.51%	8.25%	5.98%	3.79%	4.37%
PIMCO Municipal Bond Fund Class P	3.46%	8.14%	5.87%	3.68%	4.25%
PIMCO Municipal Bond Fund Administrative Class	3.38%	7.97%	5.74%	3.55%	4.12%
PIMCO Municipal Bond Fund Class D	3.35%	7.91%	5.65%	3.46%	4.03%
PIMCO Municipal Bond Fund Class A	3.35%	7.91%	5.65%	3.46%	4.02%
PIMCO Municipal Bond Fund Class A (adjusted)	1.02%	5.48%	4.84%	3.15%	3.85%
PIMCO Municipal Bond Fund Class C	3.09%	7.37%	5.12%	2.95%	3.50%
PIMCO Municipal Bond Fund Class C (adjusted)	2.09%	6.37%	5.12%	2.95%	3.50%
Bloomberg Barclays Municipal Bond Index	2.30%	5.58%	4.48%	4.75%	5.05%
Lipper General & Insured Municipal Debt Funds Average	2.48%	5.78%	4.74%	4.08%	4.31%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.45% for the Institutional Class shares, 0.55% for Class P shares, 0.70% for Administrative Class shares, 0.76% for Class D shares, 0.76% for Class A shares, and 1.26% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index over the majority of the reporting period, which contributed to performance as municipal bond yields moved lower across most maturities of the curve.

»	An overweight to the revenue-backed sector contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the health care, high yield tobacco and industrial revenue sectors contributed to performance, as these segments outperformed the general municipal bond market.

»	An underweight to the education sector detracted from performance, as the segment outperformed the general municipal bond market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

PIMCO National Intermediate Municipal Bond Fund

Institutional Class - PMNIX	Class A - PMNTX
Class P - PMNPX	Class C - PMNNX
Class D - PMNDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	13.1%
College & University Revenue	11.8%
Electric Power & Light Revenue	8.9%
Miscellaneous Revenue	7.7%
Ad Valorem Property Tax	7.1%
Water Revenue	6.9%
Highway Revenue Tolls	6.1%
Port, Airport & Marina Revenue	5.3%
Industrial Revenue	4.9%
Natural Gas Revenue	4.7%
Income Tax Revenue	3.3%
Appropriations	2.3%
Fuel Sales Tax Revenue	1.7%
Lease (Appropriation)	1.6%
General Fund	1.5%
Miscellaneous Taxes	1.3%
Hotel Occupancy Tax	1.3%
Other	2.2%
Short-Term Instruments‡	8.3%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	Fund Inception (05/31/12)
PIMCO National Intermediate Municipal Bond Fund Institutional Class	2.51%	6.29%	3.74%
PIMCO National Intermediate Municipal Bond Fund Class P	2.46%	6.19%	3.63%
PIMCO National Intermediate Municipal Bond Fund Class D	2.33%	5.92%	3.38%
PIMCO National Intermediate Municipal Bond Fund Class A	2.33%	5.92%	3.38%
PIMCO National Intermediate Municipal Bond Fund Class A (adjusted)	0.07%	3.52%	2.47%
PIMCO National Intermediate Municipal Bond Fund Class C	2.08%	5.39%	2.87%
PIMCO National Intermediate Municipal Bond Fund Class C (adjusted)	1.08%	4.39%	2.87%
Bloomberg Barclays 1-15 Year Municipal Bond Index	1.70%	4.34%	3.08%
Lipper Intermediate Municipal Debt Funds Average	1.84%	4.69%	2.71%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.45% for the Institutional Class shares, 0.55% for Class P shares, 0.80% for Class D shares, 0.80% for Class A shares, and 1.30% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO National Intermediate Municipal Bond Fund seeks maximum tax exempt income, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) positioning was managed above its benchmark index throughout the majority of the reporting period, which contributed to performance as municipal yields moved lower across most maturities of the municipal yield curve.

»	An overweight to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Security selection within the general obligation sector detracted from performance.

»	An overweight to the health care sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An overweight to the special tax sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An overweight to the education sector contributed to performance, as the sector outperformed the general municipal bond market.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
Class P - PNYPX	Class C - PBFCX
Class D - PNYDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Municipal Bonds & Notes
College & University Revenue	14.8%
Income Tax Revenue	12.8%
Industrial Revenue	9.0%
Tobacco Settlement Funded	8.8%
Port, Airport & Marina Revenue	6.7%
Water Revenue	5.7%
Electric Power & Light Revenue	5.5%
Health, Hospital & Nursing Home Revenue	5.4%
Ad Valorem Property Tax	4.6%
Transit Revenue	4.2%
Miscellaneous Revenue	3.5%
Sales Tax Revenue	3.1%
Miscellaneous Taxes	2.9%
Recreational Revenue	2.4%
Highway Revenue Tolls	2.1%
Hotel Occupancy Tax	2.0%
Lease Revenue	1.8%
Charter School Aid	1.2%
Local or Guaranteed Housing	0.8%
Short-Term Instruments‡	2.7%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	2.91%	6.45%	4.94%	4.41%	5.18%
PIMCO New York Municipal Bond Fund Class P	2.86%	6.34%	4.84%	4.31%	5.09%
PIMCO New York Municipal Bond Fund Class D	2.74%	6.09%	4.60%	4.07%	4.81%
PIMCO New York Municipal Bond Fund Class A	2.74%	6.09%	4.60%	4.07%	4.81%
PIMCO New York Municipal Bond Fund Class A (adjusted)	0.43%	3.71%	3.80%	3.75%	4.62%
PIMCO New York Municipal Bond Fund Class C	2.35%	5.30%	3.82%	3.29%	4.06%
PIMCO New York Municipal Bond Fund Class C (adjusted)	1.35%	4.30%	3.82%	3.29%	4.06%
Bloomberg Barclays New York Municipal Bond Index	2.24%	5.35%	4.34%	4.71%	5.20%
Lipper New York Municipal Debt Funds Average	2.89%	6.21%	4.40%	4.00%	4.59%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds are generally issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and New York income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index over the majority of the reporting period, which contributed to performance as municipal bond yields moved lower across most maturities of the curve.

»	An average overweight to the revenue-backed sector contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the education and industrial revenue sectors contributed to performance, as these segments outperformed the general municipal bond market.

»	An underweight to the transportation sector detracted from performance, as the segment outperformed the general municipal bond market.

»	An underweight to the water and sewer utility sector detracted from performance, as the segment outperformed the general municipal bond market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class D - PSDDX
Class P - PSDPX	Class A - PSDAX
Administrative Class - PSDMX	Class C - PSDCX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	17.9%
Electric Power & Light Revenue	11.0%
Industrial Revenue	10.9%
College & University Revenue	9.6%
Ad Valorem Property Tax	9.5%
Highway Revenue Tolls	8.4%
Natural Gas Revenue	5.8%
Resource Recovery Revenue	3.5%
Tobacco Settlement Funded	3.0%
Water Revenue	3.0%
Miscellaneous Revenue	2.2%
Sales Tax Revenue	1.7%
Special Tax	1.7%
Appropriations	1.6%
Recreational Revenue	1.6%
Income Tax Revenue	1.3%
Local or Guaranteed Housing	1.2%
Port, Airport & Marina Revenue	1.2%
Other	3.8%
Short-Term Instruments‡	1.1%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	0.47%	1.25%	1.12%	0.31%	1.54%
PIMCO Short Duration Municipal Income Fund Class P	0.42%	1.15%	1.02%	0.20%	1.43%
PIMCO Short Duration Municipal Income Fund Administrative Class	0.37%	1.03%	0.94%	0.10%	1.31%
PIMCO Short Duration Municipal Income Fund Class D	0.27%	0.84%	0.72%	(0.09)%	1.14%
PIMCO Short Duration Municipal Income Fund Class A	0.27%	0.84%	0.72%	(0.09)%	1.14%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	(1.93)%	(1.37)%	0.27%	(0.32)%	1.00%
PIMCO Short Duration Municipal Income Fund Class C	0.12%	0.54%	0.42%	(0.38)%	0.77%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	(0.88)%	(0.46)%	0.42%	(0.38)%	0.77%
Bloomberg Barclays 1 Year Municipal Bond Index	0.15%	0.43%	0.70%	1.91%	2.44%
Lipper Short Municipal Debt Funds Average	0.40%	0.85%	0.91%	1.71%	2.44%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.58% for Administrative Class shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»

The Fund’s duration positioning (or sensitivity to changes in market interest rates) contributed to performance. The fund was underweight 1-3 year maturities, where municipal bond yields moved higher. The fund was also overweight in 3-7 year maturities, where municipal bond yields moved lower.

»	An overweight to the revenue-backed sector contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the health care, industrial revenue and transportation sectors contributed to performance, as these segments outperformed the general municipal bond market.

»	An underweight to the lease-backed sector detracted from performance, as the segment outperformed the general municipal bond market.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class - PUTIX	Class A - ATMAX
Class P - PUTPX	Class C - ATMCX
Class D - ATMDX

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2016†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	7.7%
Tobacco Settlement Funded	7.2%
Water Revenue	6.5%
Port, Airport & Marina Revenue	4.7%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.1%
Ad Valorem Property Tax	4.1%
Miscellaneous Revenue	4.0%
College & University Revenue	3.6%
Miscellaneous Taxes	3.4%
Highway Revenue Tolls	2.8%
Lease Revenue	2.5%
Sales Tax Revenue	2.5%
General Fund	2.4%
Income Tax Revenue	1.7%
Student Loan Revenue	1.4%
Casinos	1.2%
Other	1.1%
U.S. Government Agencies	11.5%
U.S. Treasury Obligations	8.0%
Non-Agency Mortgage-Backed Securities	6.0%
Short-Term Instruments	2.4%
Other	7.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	3.93%	6.08%	2.59%	2.60%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions	3.65%	4.94%	2.07%	2.07%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	2.51%	4.58%	2.08%	2.03%
PIMCO Unconstrained Tax Managed Bond Fund Class P	3.88%	5.97%	2.48%	2.50%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions	3.61%	4.86%	1.99%	1.99%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	2.47%	4.49%	1.99%	1.96%
PIMCO Unconstrained Tax Managed Bond Fund Class D	3.72%	5.66%	2.18%	2.20%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions	3.49%	4.61%	1.75%	1.76%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	2.35%	4.25%	1.75%	1.72%
PIMCO Unconstrained Tax Managed Bond Fund Class A	3.72%	5.66%	2.18%	2.19%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	(0.20)%	1.73%	1.40%	1.69%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions)	(0.43)%	0.72%	0.97%	1.25%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	0.11%	1.98%	1.14%	1.32%
PIMCO Unconstrained Tax Managed Bond Fund Class C	3.33%	4.87%	1.50%	1.49%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	2.33%	3.87%	1.50%	1.49%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions)	2.18%	3.00%	1.21%	1.21%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	1.47%	3.07%	1.20%	1.16%
3 Month USD LIBOR After Tax	0.20%	0.32%	0.23%	0.27%
Lipper Alternative Credit Focus Funds Average	4.33%	3.75%	2.74%	5.35%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.71% for the Institutional Class shares, 0.81% for Class P shares, 1.11% for Class D shares, 1.11% for Class A shares, and 1.86% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to non-agency mortgages added to performance. The BAML Fixed Rate Home Equity Index, which generally tracks the price performance of non-agency mortgages, increased.

»	Municipal bond positioning contributed to performance driven by long exposure to tax exempt municipal bonds and positive municipal bond total return.

»	Long exposure to Brazil local rates over the first four months of the reporting period added to performance, as Brazilian local rates decreased over that period.

»	Long European core rate positioning contributed over the last six months of the period, as rates of those securities decreased.

»	Short U.S. rates positioning over the first five months of the reporting period detracted from performance, as yields in the U.S. generally fell during that period.

»	Short currency positioning in Japanese yen versus the U.S. dollar detracted from performance, as the currency appreciated against the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,019.20	$2.28	$1,000.00	$1,023.09	$2.28	0.445%
Class P	1,000.00	1,018.70	2.79	1,000.00	1,022.58	2.79	0.545
Class D	1,000.00	1,017.50	3.96	1,000.00	1,021.41	3.97	0.775
Class A	1,000.00	1,017.50	3.96	1,000.00	1,021.41	3.97	0.775
Class C	1,000.00	1,013.60	7.78	1,000.00	1,017.61	7.80	1.525
PIMCO California Municipal Bond Fund
Institutional Class	$1,000.00	$1,039.40	$2.33	$1,000.00	$1,023.06	$2.31	0.45	%(a)
Class P	1,000.00	1,038.80	2.84	1,000.00	1,022.55	2.82	0.55	(a)
Class D	1,000.00	1,037.50	4.13	1,000.00	1,021.29	4.10	0.80	(a)
Class A	1,000.00	1,037.50	4.13	1,000.00	1,021.29	4.10	0.80	(a)
Class C	1,000.00	1,033.60	7.99	1,000.00	1,017.49	7.92	1.55	(a)

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,005.00	$1.68	$1,000.00	$1,023.67	$1.69	0.33%
Class P	1,000.00	1,004.50	2.18	1,000.00	1,023.16	2.20	0.43
Class D	1,000.00	1,003.00	3.71	1,000.00	1,021.64	3.74	0.73
Class A	1,000.00	1,003.00	3.71	1,000.00	1,021.64	3.74	0.73
Class C	1,000.00	1,001.50	5.22	1,000.00	1,020.12	5.27	1.03
PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$1,050.30	$3.01	$1,000.00	$1,022.40	$2.97	0.58	%(b)
Class P	1,000.00	1,049.70	3.53	1,000.00	1,021.90	3.48	0.68	(b)
Class D	1,000.00	1,048.70	4.57	1,000.00	1,020.88	4.51	0.88	(b)
Class A	1,000.00	1,048.70	4.57	1,000.00	1,020.88	4.51	0.88	(b)
Class C	1,000.00	1,044.70	8.45	1,000.00	1,017.08	8.33	1.63	(b)
PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$1,035.10	$2.53	$1,000.00	$1,022.86	$2.51	0.49	%(c)
Class P	1,000.00	1,034.60	3.04	1,000.00	1,022.35	3.02	0.59	(c)
Administrative Class	1,000.00	1,033.80	3.81	1,000.00	1,021.59	3.79	0.74	(c)
Class D	1,000.00	1,033.50	4.12	1,000.00	1,021.29	4.10	0.80	(c)
Class A	1,000.00	1,033.50	4.12	1,000.00	1,021.29	4.10	0.80	(c)
Class C	1,000.00	1,030.90	6.69	1,000.00	1,018.75	6.65	1.30	(c)
PIMCO National Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,025.10	$2.31	$1,000.00	$1,023.06	$2.31	0.45%
Class P	1,000.00	1,024.60	2.82	1,000.00	1,022.55	2.82	0.55
Class D	1,000.00	1,023.30	4.10	1,000.00	1,021.29	4.10	0.80
Class A	1,000.00	1,023.30	4.10	1,000.00	1,021.29	4.10	0.80
Class C	1,000.00	1,020.80	6.66	1,000.00	1,018.75	6.65	1.30
PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$1,029.10	$2.34	$1,000.00	$1,023.04	$2.33	0.455	%(d)
Class P	1,000.00	1,028.60	2.85	1,000.00	1,022.53	2.84	0.555	(d)
Class D	1,000.00	1,027.40	4.03	1,000.00	1,021.36	4.02	0.785	(d)
Class A	1,000.00	1,027.40	4.03	1,000.00	1,021.36	4.02	0.785	(d)
Class C	1,000.00	1,023.50	7.87	1,000.00	1,017.56	7.85	1.535	(d)
PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,004.70	$1.68	$1,000.00	$1,023.67	$1.69	0.33%
Class P	1,000.00	1,004.20	2.18	1,000.00	1,023.16	2.20	0.43
Administrative Class	1,000.00	1,003.70	2.95	1,000.00	1,022.40	2.97	0.58
Class D	1,000.00	1,002.70	3.71	1,000.00	1,021.64	3.74	0.73
Class A	1,000.00	1,002.70	3.71	1,000.00	1,021.64	3.74	0.73
Class C	1,000.00	1,001.20	5.22	1,000.00	1,020.12	5.27	1.03
PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class	$1,000.00	$1,039.30	$3.67	$1,000.00	$1,021.74	$3.64	0.71%
Class P	1,000.00	1,038.80	4.19	1,000.00	1,021.24	4.15	0.81
Class D	1,000.00	1,037.20	5.73	1,000.00	1,019.72	5.68	1.11
Class A	1,000.00	1,037.20	5.73	1,000.00	1,019.72	5.68	1.11
Class C	1,000.00	1,033.30	9.58	1,000.00	1,015.92	9.50	1.86

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Expense Examples (Cont.)

(a) The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.33, $2.84, $4.13, $4.13, $7.99, for Actual Performance and $2.31, $2.82, $4.10, $4.10, $7.92 for Hypothetical Performance for Institutional Class, Class P, Administrative Class, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5(e) in the Notes to Financial Statements for additional information regarding TOBs.

(b) The Net Annualized Expense Ratio reflected in the expense example above includes 0.03% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $3.01, $3.53, $4.57, $4.57, $8.45, for Actual Performance and $2.97, $3.48, $4.51, $4.51, $8.33 for Hypothetical Performance for Institutional Class, Class P, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5(e) in the Notes to Financial Statements for additional information regarding TOBs.

(c) The Net Annualized Expense Ratio reflected in the expense example above includes 0.05% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.53, $3.04, $3.81, $4.12, $4.12, $6.69 for Actual Performance and $2.51, $3.02, $3.79, $4.10, $4.10, $6.65 for Hypothetical Performance for Institutional Class, Class P, Administrative Class, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5(e) in the Notes to Financial Statements for additional information regarding TOBs.

(d) The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.34, $2.85, $4.03, $4.03, $7.87 for Actual Performance and $2.33, $2.84, $4.02, $4.02, $7.85 for Hypothetical Performance for Institutional Class, Class P, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5(e) in the Notes to Financial Statements for additional information regarding TOBs.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Benchmark Descriptions

Index*	Description

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg Barclays 1 Year Municipal Bond Index	Bloomberg Barclays 1 Year Municipal Bond Index is is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Bloomberg Barclays 1-15 Year Municipal Bond Index	Bloomberg Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market.

Bloomberg Barclays California 1 Year Municipal Bond Index	Bloomberg Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years.

Bloomberg Barclays California Intermediate Municipal Bond Index	Bloomberg Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays California Municipal Bond Index	The Bloomberg Barclays California Municipal Bond Index is the California component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays High Yield Municipal Bond Index	The Bloomberg Barclays High Yield Municipal Bond Index measures the non-investment grade and non-rated U.S. tax-exempt bond market. It is an unmanaged index made up of dollar-denominated, fixed-rate municipal securities that are rated Ba1/BB+/BB+ or below or non-rated and that meet specified maturity, liquidity, and quality requirements.

Bloomberg Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays New York Municipal Bond Index	The Bloomberg Barclays New York Municipal Bond Index is the New York component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
04/01/2016 - 09/30/2016+	$9.97	$0.12	$0.07	$0.19	$(0.12)	$0.00	$(0.12)
03/31/2016	9.86	0.25	0.11	0.36	(0.25)	0.00	(0.25)
03/31/2015	9.68	0.22	0.19	0.41	(0.23)	0.00	(0.23)
03/31/2014	9.86	0.20	(0.18)	0.02	(0.20)	0.00	(0.20)
03/31/2013	9.67	0.27	0.18	0.45	(0.26)	0.00	(0.26)
03/31/2012	9.29	0.32	0.39	0.71	(0.33)	0.00	(0.33)
Class P
04/01/2016 - 09/30/2016+	9.97	0.12	0.07	0.19	(0.12)	0.00	(0.12)
03/31/2016	9.86	0.24	0.11	0.35	(0.24)	0.00	(0.24)
03/31/2015	9.68	0.22	0.18	0.40	(0.22)	0.00	(0.22)
03/31/2014	9.86	0.20	(0.19)	0.01	(0.19)	0.00	(0.19)
03/31/2013	9.67	0.26	0.18	0.44	(0.25)	0.00	(0.25)
03/31/2012	9.29	0.30	0.40	0.70	(0.32)	0.00	(0.32)
Class D
04/01/2016 - 09/30/2016+	9.97	0.10	0.07	0.17	(0.10)	0.00	(0.10)
03/31/2016	9.86	0.22	0.11	0.33	(0.22)	0.00	(0.22)
03/31/2015	9.68	0.19	0.18	0.37	(0.19)	0.00	(0.19)
03/31/2014	9.86	0.17	(0.18)	(0.01)	(0.17)	0.00	(0.17)
03/31/2013	9.67	0.24	0.18	0.42	(0.23)	0.00	(0.23)
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
Class A
04/01/2016 - 09/30/2016+	9.97	0.10	0.07	0.17	(0.10)	0.00	(0.10)
03/31/2016	9.86	0.22	0.11	0.33	(0.22)	0.00	(0.22)
03/31/2015	9.68	0.19	0.18	0.37	(0.19)	0.00	(0.19)
03/31/2014	9.86	0.17	(0.18)	(0.01)	(0.17)	0.00	(0.17)
03/31/2013	9.67	0.24	0.18	0.42	(0.23)	0.00	(0.23)
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
Class C
04/01/2016 - 09/30/2016+	9.97	0.07	0.07	0.14	(0.07)	0.00	(0.07)
03/31/2016	9.86	0.14	0.11	0.25	(0.14)	0.00	(0.14)
03/31/2015	9.68	0.12	0.18	0.30	(0.12)	0.00	(0.12)
03/31/2014	9.86	0.10	(0.18)	(0.08)	(0.10)	0.00	(0.10)
03/31/2013	9.67	0.16	0.18	0.34	(0.15)	0.00	(0.15)
03/31/2012	9.29	0.21	0.40	0.61	(0.23)	0.00	(0.23)

PIMCO California Municipal Bond Fund
Institutional Class
04/01/2016 - 09/30/2016+	$10.81	$0.15	$0.27	$0.42	$(0.15)	$0.00	$(0.15)
03/31/2016	10.47	0.30	0.34	0.64	(0.30)	0.00	(0.30)
03/31/2015	10.03	0.26	0.43	0.69	(0.25)	0.00	(0.25)
03/31/2014	10.14	0.23	(0.12)	0.11	(0.22)	0.00	(0.22)
05/31/2012 - 03/31/2013	10.00	0.19	0.17	0.36	(0.19)	(0.03)	(0.22)
Class P
04/01/2016 - 09/30/2016+	10.81	0.15	0.27	0.42	(0.15)	0.00	(0.15)
03/31/2016	10.47	0.29	0.34	0.63	(0.29)	0.00	(0.29)
03/31/2015	10.03	0.25	0.43	0.68	(0.24)	0.00	(0.24)
03/31/2014	10.14	0.22	(0.12)	0.10	(0.21)	0.00	(0.21)
05/31/2012 - 03/31/2013	10.00	0.18	0.17	0.35	(0.18)	(0.03)	(0.21)
Class D
04/01/2016 - 09/30/2016+	10.81	0.14	0.27	0.41	(0.14)	0.00	(0.14)
03/31/2016	10.47	0.27	0.34	0.61	(0.27)	0.00	(0.27)
03/31/2015	10.03	0.22	0.44	0.66	(0.22)	0.00	(0.22)
03/31/2014	10.14	0.19	(0.11)	0.08	(0.19)	0.00	(0.19)
05/31/2012 - 03/31/2013	10.00	0.17	0.16	0.33	(0.16)	(0.03)	(0.19)

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income		Portfolio Turnover Rate

$10.04	1.92%	$53,000	0.445	%*	0.445	%*	0.445	%*	0.445	%*	2.37	%*	11%
9.97	3.70	51,348	0.445		0.445		0.445		0.445		2.53		24
9.86	4.22	52,171	0.445		0.445		0.445		0.445		2.28		10
9.68	0.25	63,973	0.445		0.445		0.445		0.445		2.12		62
9.86	4.69	88,914	0.445		0.445		0.445		0.445		2.72		21
9.67	7.81	44,760	0.445		0.445		0.445		0.445		3.33		32

10.04	1.87	28,749	0.545	*	0.545	*	0.545	*	0.545	*	2.26	*	11
9.97	3.59	16,017	0.545		0.545		0.545		0.545		2.43		24
9.86	4.12	15,401	0.545		0.545		0.545		0.545		2.22		10
9.68	0.15	9,724	0.545		0.545		0.545		0.545		2.02		62
9.86	4.59	14,380	0.545		0.545		0.545		0.545		2.63		21
9.67	7.70	7,150	0.545		0.545		0.545		0.545		3.18		32

10.04	1.75	2,631	0.775	*	0.775	*	0.775	*	0.775	*	2.04	*	11
9.97	3.36	2,603	0.775		0.775		0.775		0.775		2.20		24
9.86	3.88	3,007	0.775		0.775		0.775		0.775		1.95		10
9.68	(0.08)	4,171	0.775		0.775		0.775		0.775		1.78		62
9.86	4.35	5,664	0.775		0.775		0.775		0.775		2.42		21
9.67	7.45	5,197	0.775		0.775		0.775		0.775		2.99		32

10.04	1.75	51,027	0.775	*	0.775	*	0.775	*	0.775	*	2.03	*	11
9.97	3.36	42,785	0.775		0.775		0.775		0.775		2.20		24
9.86	3.88	37,660	0.775		0.775		0.775		0.775		1.96		10
9.68	(0.08)	46,371	0.775		0.775		0.775		0.775		1.79		62
9.86	4.35	62,695	0.775		0.775		0.775		0.775		2.43		21
9.67	7.45	60,685	0.775		0.775		0.775		0.775		2.95		32

10.04	1.36	13,069	1.525	*	1.525	*	1.525	*	1.525	*	1.29	*	11
9.97	2.59	11,946	1.525		1.525		1.525		1.525		1.45		24
9.86	3.11	9,383	1.525		1.525		1.525		1.525		1.22		10
9.68	(0.83)	9,667	1.525		1.525		1.525		1.525		1.04		62
9.86	3.57	13,823	1.525		1.525		1.525		1.525		1.67		21
9.67	6.65	10,810	1.525		1.525		1.525		1.525		2.19		32

$11.08	3.94%	$4,749	0.45	%*	0.45	%*	0.44	%*	0.44	%*	2.76	%*	42%
10.81	6.26	4,434	0.44		0.44		0.44		0.44		2.90		89
10.47	6.96	4,155	0.44		0.44		0.44		0.44		2.48		8
10.03	1.16	4,608	0.44		0.44		0.44		0.44		2.31		65
10.14	3.58	3,898	0.44	*	1.26	*	0.44	*	1.26	*	2.29	*	22

11.08	3.88	1,043	0.55	*	0.55	*	0.54	*	0.54	*	2.62	*	42
10.81	6.16	432	0.54		0.54		0.54		0.54		2.73		89
10.47	6.85	117	0.54		0.54		0.54		0.54		2.39		8
10.03	1.06	110	0.54		0.54		0.54		0.54		2.19		65
10.14	3.50	132	0.54	*	3.21	*	0.54	*	3.21	*	2.16	*	22

11.08	3.75	984	0.80	*	0.80	*	0.79	*	0.79	*	2.42	*	42
10.81	5.89	563	0.79		0.79		0.79		0.79		2.55		89
10.47	6.59	521	0.79		0.79		0.79		0.79		2.15		8
10.03	0.81	376	0.79		0.79		0.79		0.79		1.93		65
10.14	3.30	353	0.79	*	2.18	*	0.79	*	2.18	*	1.99	*	22

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Municipal Bond Fund (Cont.)
Class A
04/01/2016 - 09/30/2016+	$10.81	$0.13	$0.27	$0.40	$(0.13)	$0.00	$(0.13)
03/31/2016	10.47	0.27	0.34	0.61	(0.27)	0.00	(0.27)
03/31/2015	10.03	0.22	0.44	0.66	(0.22)	0.00	(0.22)
03/31/2014	10.14	0.19	(0.11)	0.08	(0.19)	0.00	(0.19)
05/31/2012 - 03/31/2013	10.00	0.17	0.16	0.33	(0.16)	(0.03)	(0.19)
Class C
04/01/2016 - 09/30/2016+	10.81	0.09	0.27	0.36	(0.09)	0.00	(0.09)
03/31/2016	10.47	0.19	0.34	0.53	(0.19)	0.00	(0.19)
03/31/2015	10.03	0.15	0.43	0.58	(0.14)	0.00	(0.14)
03/31/2014	10.14	0.12	(0.12)	0.00	(0.11)	0.00	(0.11)
05/31/2012 - 03/31/2013	10.00	0.11	0.16	0.27	(0.10)	(0.03)	(0.13)

PIMCO California Short Duration Municipal Income Fund
Institutional Class
04/01/2016 - 09/30/2016+	$9.94	$0.05	$0.00	$0.05	$(0.05)	$0.00	$(0.05)
03/31/2016	9.94	0.09	0.00	0.09	(0.09)	0.00	(0.09)
03/31/2015	9.93	0.08	0.01	0.09	(0.08)	0.00	(0.08)
03/31/2014	9.98	0.08	(0.05)	0.03	(0.08)	0.00	(0.08)
03/31/2013	10.02	0.11	(0.04)	0.07	(0.11)	0.00	(0.11)
03/31/2012	10.10	0.14	(0.07)	0.07	(0.15)	0.00	(0.15)
Class P
04/01/2016 - 09/30/2016+	9.94	0.05	0.00	0.05	(0.05)	0.00	(0.05)
03/31/2016	9.94	0.08	0.00	0.08	(0.08)	0.00	(0.08)
03/31/2015	9.93	0.07	0.01	0.08	(0.07)	0.00	(0.07)
03/31/2014	9.98	0.07	(0.05)	0.02	(0.07)	0.00	(0.07)
03/31/2013	10.02	0.10	(0.04)	0.06	(0.10)	0.00	(0.10)
03/31/2012	10.10	0.13	(0.07)	0.06	(0.14)	0.00	(0.14)
Class D
04/01/2016 - 09/30/2016+	9.94	0.03	0.00	0.03	(0.03)	0.00	(0.03)
03/31/2016	9.94	0.05	0.00	0.05	(0.05)	0.00	(0.05)
03/31/2015	9.93	0.04	0.01	0.05	(0.04)	0.00	(0.04)
03/31/2014	9.98	0.04	(0.05)	(0.01)	(0.04)	0.00	(0.04)
03/31/2013	10.02	0.07	(0.04)	0.03	(0.07)	0.00	(0.07)
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
Class A
04/01/2016 - 09/30/2016+	9.94	0.03	0.00	0.03	(0.03)	0.00	(0.03)
03/31/2016	9.94	0.05	0.00	0.05	(0.05)	0.00	(0.05)
03/31/2015	9.93	0.04	0.01	0.05	(0.04)	0.00	(0.04)
03/31/2014	9.98	0.04	(0.05)	(0.01)	(0.04)	0.00	(0.04)
03/31/2013	10.02	0.07	(0.04)	0.03	(0.07)	0.00	(0.07)
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
Class C
04/01/2016 - 09/30/2016+	9.94	0.02	(0.01)	0.01	(0.01)	0.00	(0.01)
03/31/2016	9.94	0.02	0.01	0.03	(0.03)	0.00	(0.03)
03/31/2015	9.93	0.01	0.01	0.02	(0.01)	0.00	(0.01)
03/31/2014	9.98	0.01	(0.05)	(0.04)	(0.01)	0.00	(0.01)
03/31/2013	10.02	0.04	(0.04)	0.00	(0.04)	0.00	(0.04)
03/31/2012	10.10	0.07	(0.07)	0.00	(0.08)	0.00	(0.08)

PIMCO High Yield Municipal Bond Fund
Institutional Class
04/01/2016 - 09/30/2016+	$8.96	$0.18	$0.27	$0.45	$(0.18)	$0.00	$(0.18)
03/31/2016	8.71	0.37	0.26	0.63	(0.38)	0.00	(0.38)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	(0.39)
03/31/2014	8.89	0.39	(0.56)	(0.17)	(0.38)	0.00	(0.38)
03/31/2013	8.40	0.38	0.48	0.86	(0.37)	0.00	(0.37)
03/31/2012	7.73	0.43	0.69	1.12	(0.45)	0.00	(0.45)

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income		Portfolio Turnover Rate

$11.08	3.75%	$7,222	0.80	%*	0.80	%*	0.79	%*	0.79	%*	2.40	%*	42%
10.81	5.90	5,630	0.79		0.79		0.79		0.79		2.53		89
10.47	6.59	2,121	0.79		0.79		0.79		0.79		2.15		8
10.03	0.81	984	0.79		0.79		0.79		0.79		1.92		65
10.14	3.30	1,745	0.79	*	2.13	*	0.79	*	2.13	*	1.96	*	22

11.08	3.36	2,839	1.55	*	1.55	*	1.54	*	1.54	*	1.66	*	42
10.81	5.11	2,343	1.54		1.54		1.54		1.54		1.79		89
10.47	5.80	1,712	1.54		1.54		1.54		1.54		1.44		8
10.03	0.05	438	1.54		1.54		1.54		1.54		1.26		65
10.14	2.69	73	1.54	*	2.55	*	1.54	*	2.55	*	1.26	*	22

$9.94	0.50%	$81,341	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.00	%*	28%
9.94	0.96	72,156	0.33		0.33		0.33		0.33		0.95		42
9.94	0.95	61,615	0.33		0.33		0.33		0.33		0.84		36
9.93	0.34	65,670	0.33		0.33		0.33		0.33		0.84		46
9.98	0.72	63,300	0.33		0.33		0.33		0.33		1.13		37
10.02	0.72	73,010	0.33		0.33		0.33		0.33		1.42		19

9.94	0.45	22,628	0.43	*	0.43	*	0.43	*	0.43	*	0.90	*	28
9.94	0.85	22,854	0.43		0.43		0.43		0.43		0.83		42
9.94	0.84	40,912	0.43		0.43		0.43		0.43		0.74		36
9.93	0.24	33,550	0.43		0.43		0.43		0.43		0.72		46
9.98	0.62	29,028	0.43		0.43		0.43		0.43		1.02		37
10.02	0.62	29,552	0.43		0.43		0.43		0.43		1.33		19

9.94	0.30	2,304	0.73	*	0.73	*	0.73	*	0.73	*	0.60	*	28
9.94	0.55	3,288	0.73		0.73		0.73		0.73		0.54		42
9.94	0.54	3,905	0.73		0.73		0.73		0.73		0.42		36
9.93	(0.06)	7,565	0.73		0.73		0.73		0.73		0.44		46
9.98	0.32	8,236	0.73		0.73		0.73		0.73		0.71		37
10.02	0.31	5,583	0.73		0.73		0.73		0.73		1.02		19

9.94	0.30	38,492	0.73	*	0.73	*	0.73	*	0.73	*	0.60	*	28
9.94	0.55	39,619	0.73		0.73		0.73		0.73		0.53		42
9.94	0.54	58,069	0.73		0.73		0.73		0.73		0.44		36
9.93	(0.06)	94,614	0.73		0.73		0.73		0.73		0.44		46
9.98	0.32	120,591	0.73		0.73		0.73		0.73		0.73		37
10.02	0.31	152,566	0.73		0.73		0.73		0.73		1.02		19

9.94	0.15	2,706	1.03	*	1.03	*	1.03	*	1.03	*	0.30	*	28
9.94	0.25	2,391	1.03		1.03		1.03		1.03		0.24		42
9.94	0.24	2,673	1.03		1.03		1.03		1.03		0.14		36
9.93	(0.35)	3,312	1.02		1.03		1.02		1.03		0.15		46
9.98	0.03	2,827	1.03		1.03		1.03		1.03		0.44		37
10.02	0.01	3,178	1.03		1.03		1.03		1.03		0.72		19

$9.23	5.03%	$311,676	0.58	%*	0.58	%*	0.55	%*	0.55	%*	3.86	%*	40%
8.96	7.47	313,824	0.56		0.56		0.55		0.55		4.27		58
8.71	9.32	86,028	0.55		0.55		0.55		0.55		4.55		32
8.34	(1.80)	82,640	0.55		0.55		0.55		0.55		4.62		50
8.89	10.42	89,801	0.54		0.55		0.54		0.55		4.29		73
8.40	14.83	105,682	0.54		0.55		0.54		0.55		5.37		33

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO High Yield Municipal Bond Fund (Cont.)
Class P
04/01/2016 - 09/30/2016+	$8.96	$0.18	$0.26	$0.44	$(0.17)	$0.00	$(0.17)
03/31/2016	8.71	0.37	0.25	0.62	(0.37)	0.00	(0.37)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	(0.39)
03/31/2014	8.89	0.38	(0.56)	(0.18)	(0.37)	0.00	(0.37)
03/31/2013	8.40	0.37	0.48	0.85	(0.36)	0.00	(0.36)
03/31/2012	7.73	0.42	0.69	1.11	(0.44)	0.00	(0.44)
Class D
04/01/2016 - 09/30/2016+	8.96	0.17	0.26	0.43	(0.16)	0.00	(0.16)
03/31/2016	8.71	0.35	0.25	0.60	(0.35)	0.00	(0.35)
03/31/2015	8.34	0.37	0.37	0.74	(0.37)	0.00	(0.37)
03/31/2014	8.89	0.36	(0.56)	(0.20)	(0.35)	0.00	(0.35)
03/31/2013	8.40	0.35	0.49	0.84	(0.35)	0.00	(0.35)
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
Class A
04/01/2016 - 09/30/2016+	8.96	0.17	0.26	0.43	(0.16)	0.00	(0.16)
03/31/2016	8.71	0.35	0.25	0.60	(0.35)	0.00	(0.35)
03/31/2015	8.34	0.36	0.38	0.74	(0.37)	0.00	(0.37)
03/31/2014	8.89	0.36	(0.56)	(0.20)	(0.35)	0.00	(0.35)
03/31/2013	8.40	0.35	0.49	0.84	(0.35)	0.00	(0.35)
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
Class C
04/01/2016 - 09/30/2016+	8.96	0.13	0.27	0.40	(0.13)	0.00	(0.13)
03/31/2016	8.71	0.29	0.25	0.54	(0.29)	0.00	(0.29)
03/31/2015	8.34	0.30	0.37	0.67	(0.30)	0.00	(0.30)
03/31/2014	8.89	0.30	(0.56)	(0.26)	(0.29)	0.00	(0.29)
03/31/2013	8.40	0.29	0.48	0.77	(0.28)	0.00	(0.28)
03/31/2012	7.73	0.35	0.68	1.03	(0.36)	0.00	(0.36)

PIMCO Municipal Bond Fund
Institutional Class
04/01/2016 - 09/30/2016+	$9.90	$0.17	$0.18	$0.35	$(0.17)	$0.00	$(0.17)
03/31/2016	9.78	0.35	0.12	0.47	(0.35)	0.00	(0.35)
03/31/2015	9.41	0.32	0.36	0.68	(0.31)	0.00	(0.31)
03/31/2014	9.71	0.32	(0.30)	0.02	(0.32)	0.00	(0.32)
03/31/2013	9.39	0.32	0.31	0.63	(0.31)	0.00	(0.31)
03/31/2012	8.68	0.38	0.71	1.09	(0.38)	0.00	(0.38)
Class P
04/01/2016 - 09/30/2016+	9.90	0.16	0.18	0.34	(0.16)	0.00	(0.16)
03/31/2016	9.78	0.34	0.12	0.46	(0.34)	0.00	(0.34)
03/31/2015	9.41	0.31	0.36	0.67	(0.30)	0.00	(0.30)
03/31/2014	9.71	0.31	(0.30)	0.01	(0.31)	0.00	(0.31)
03/31/2013	9.39	0.31	0.31	0.62	(0.30)	0.00	(0.30)
03/31/2012	8.68	0.35	0.73	1.08	(0.37)	0.00	(0.37)
Administrative Class
04/01/2016 - 09/30/2016+	9.90	0.15	0.18	0.33	(0.15)	0.00	(0.15)
03/31/2016	9.78	0.32	0.12	0.44	(0.32)	0.00	(0.32)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	(0.29)
03/31/2013	9.39	0.31	0.31	0.62	(0.30)	0.00	(0.30)
03/31/2012	8.68	0.36	0.71	1.07	(0.36)	0.00	(0.36)
Class D
04/01/2016 - 09/30/2016+	9.90	0.15	0.18	0.33	(0.15)	0.00	(0.15)
03/31/2016	9.78	0.32	0.12	0.44	(0.32)	0.00	(0.32)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	(0.29)
03/31/2013	9.39	0.29	0.31	0.60	(0.28)	0.00	(0.28)
03/31/2012	8.68	0.35	0.71	1.06	(0.35)	0.00	(0.35)

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income		Portfolio Turnover Rate

$9.23	4.97%	$143,891	0.68	%*	0.68	%*	0.65	%*	0.65	%*	3.77	%*	40%
8.96	7.36	114,366	0.66		0.66		0.65		0.65		4.26		58
8.71	9.22	74,736	0.65		0.65		0.65		0.65		4.50		32
8.34	(1.90)	42,744	0.65		0.65		0.65		0.65		4.54		50
8.89	10.31	35,961	0.64		0.65		0.64		0.65		4.21		73
8.40	14.72	17,072	0.64		0.65		0.64		0.65		5.19		33

9.23	4.87	61,507	0.88	*	0.88	*	0.85	*	0.85	*	3.56	*	40
8.96	7.15	48,480	0.86		0.86		0.85		0.85		4.03		58
8.71	9.00	28,779	0.85		0.85		0.85		0.85		4.28		32
8.34	(2.10)	18,649	0.85		0.85		0.85		0.85		4.30		50
8.89	10.11	37,642	0.84		0.85		0.84		0.85		4.03		73
8.40	14.55	27,948	0.79		0.85		0.79		0.85		5.15		33

9.23	4.87	292,028	0.88	*	0.88	*	0.85	*	0.85	*	3.56	*	40
8.96	7.15	204,636	0.86		0.86		0.85		0.85		4.05		58
8.71	9.00	136,007	0.85		0.85		0.85		0.85		4.24		32
8.34	(2.10)	150,780	0.85		0.85		0.85		0.85		4.33		50
8.89	10.11	186,544	0.84		0.85		0.84		0.85		4.03		73
8.40	14.55	151,515	0.79		0.85		0.79		0.85		5.09		33

9.23	4.47	102,121	1.63	*	1.63	*	1.60	*	1.60	*	2.81	*	40
8.96	6.35	89,274	1.61		1.61		1.60		1.60		3.32		58
8.71	8.19	74,076	1.60		1.60		1.60		1.60		3.51		32
8.34	(2.83)	62,454	1.60		1.60		1.60		1.60		3.58		50
8.89	9.29	73,979	1.59		1.60		1.59		1.60		3.29		73
8.40	13.70	53,374	1.54		1.60		1.54		1.60		4.39		33

$10.08	3.51%	$172,864	0.49	%*	0.49	%*	0.44	%*	0.44	%*	3.24	%*	48%
9.90	4.90	168,010	0.45		0.45		0.44		0.44		3.61		85
9.78	7.28	122,139	0.44		0.44		0.44		0.44		3.26		17
9.41	0.28	102,867	0.44		0.44		0.44		0.44		3.44		74
9.71	6.83	133,513	0.44		0.44		0.44		0.44		3.36		39
9.39	12.83	116,980	0.44		0.44		0.44		0.44		4.16		76

10.08	3.46	141,313	0.59	*	0.59	*	0.54	*	0.54	*	3.14	*	48
9.90	4.79	124,575	0.55		0.55		0.54		0.54		3.50		85
9.78	7.17	121,977	0.54		0.54		0.54		0.54		3.17		17
9.41	0.18	78,818	0.54		0.54		0.54		0.54		3.33		74
9.71	6.72	97,022	0.54		0.54		0.54		0.54		3.24		39
9.39	12.72	45,437	0.54		0.54		0.54		0.54		3.83		76

10.08	3.38	229	0.74	*	0.74	*	0.69	*	0.69	*	2.97	*	48
9.90	4.63	208	0.70		0.70		0.69		0.69		3.34		85
9.78	7.02	211	0.69		0.69		0.69		0.69		3.02		17
9.41	0.03	189	0.69		0.69		0.69		0.69		3.07		74
9.71	6.72	834	0.69		0.69		0.69		0.69		3.18		39
9.39	12.56	388	0.69		0.69		0.69		0.69		4.02		76

10.08	3.35	13,938	0.80	*	0.80	*	0.75	*	0.75	*	2.93	*	48
9.90	4.57	12,482	0.76		0.76		0.75		0.75		3.25		85
9.78	6.95	16,720	0.75		0.75		0.75		0.75		2.97		17
9.41	(0.03)	11,978	0.75		0.75		0.75		0.75		3.10		74
9.71	6.50	19,058	0.75		0.75		0.75		0.75		3.05		39
9.39	12.49	16,002	0.75		0.75		0.75		0.75		3.85		76

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Municipal Bond Fund (Cont.)
Class A
04/01/2016 - 09/30/2016+	$9.90	$0.15	$0.18	$0.33	$(0.15)	$0.00	$(0.15)
03/31/2016	9.78	0.32	0.12	0.44	(0.32)	0.00	(0.32)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	(0.29)
03/31/2013	9.39	0.29	0.31	0.60	(0.28)	0.00	(0.28)
03/31/2012	8.68	0.34	0.72	1.06	(0.35)	0.00	(0.35)
Class C
04/01/2016 - 09/30/2016+	9.90	0.12	0.18	0.30	(0.12)	0.00	(0.12)
03/31/2016	9.78	0.27	0.12	0.39	(0.27)	0.00	(0.27)
03/31/2015	9.41	0.24	0.36	0.60	(0.23)	0.00	(0.23)
03/31/2014	9.71	0.24	(0.30)	(0.06)	(0.24)	0.00	(0.24)
03/31/2013	9.39	0.25	0.31	0.56	(0.24)	0.00	(0.24)
03/31/2012	8.68	0.30	0.72	1.02	(0.31)	0.00	(0.31)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class
04/01/2016 - 09/30/2016+	$10.63	$0.12	$0.15	$0.27	$(0.12)	$0.00	$(0.12)
03/31/2016	10.44	0.23	0.19	0.42	(0.23)	0.00	(0.23)
03/31/2015	10.15	0.23	0.28	0.51	(0.22)	0.00	(0.22)
03/31/2014	10.28	0.18	(0.14)	0.04	(0.17)	0.00	(0.17)
05/31/2012 - 03/31/2013	10.00	0.12	0.30	0.42	(0.12)	(0.02)	(0.14)
Class P
04/01/2016 - 09/30/2016+	10.63	0.11	0.15	0.26	(0.11)	0.00	(0.11)
03/31/2016	10.44	0.23	0.18	0.41	(0.22)	0.00	(0.22)
03/31/2015	10.15	0.22	0.28	0.50	(0.21)	0.00	(0.21)
03/31/2014	10.28	0.17	(0.14)	0.03	(0.16)	0.00	(0.16)
05/31/2012 - 03/31/2013	10.00	0.11	0.30	0.41	(0.11)	(0.02)	(0.13)
Class D
04/01/2016 - 09/30/2016+	10.63	0.10	0.15	0.25	(0.10)	0.00	(0.10)
03/31/2016	10.44	0.21	0.18	0.39	(0.20)	0.00	(0.20)
03/31/2015	10.15	0.20	0.27	0.47	(0.18)	0.00	(0.18)
03/31/2014	10.28	0.15	(0.15)	0.00	(0.13)	0.00	(0.13)
05/31/2012 - 03/31/2013	10.00	0.09	0.30	0.39	(0.09)	(0.02)	(0.11)
Class A
04/01/2016 - 09/30/2016+	10.63	0.10	0.15	0.25	(0.10)	0.00	(0.10)
03/31/2016	10.44	0.20	0.19	0.39	(0.20)	0.00	(0.20)
03/31/2015	10.15	0.19	0.28	0.47	(0.18)	0.00	(0.18)
03/31/2014	10.28	0.15	(0.15)	0.00	(0.13)	0.00	(0.13)
05/31/2012 - 03/31/2013	10.00	0.09	0.30	0.39	(0.09)	(0.02)	(0.11)
Class C
04/01/2016 - 09/30/2016+	10.63	0.07	0.15	0.22	(0.07)	0.00	(0.07)
03/31/2016	10.44	0.15	0.19	0.34	(0.15)	0.00	(0.15)
03/31/2015	10.15	0.14	0.28	0.42	(0.13)	0.00	(0.13)
03/31/2014	10.28	0.10	(0.15)	(0.05)	(0.08)	0.00	(0.08)
05/31/2012 - 03/31/2013	10.00	0.05	0.30	0.35	(0.05)	(0.02)	(0.07)

PIMCO New York Municipal Bond Fund
Institutional Class
04/01/2016 - 09/30/2016+	$11.43	$0.19	$0.14	$0.33	$(0.19)	$0.00	$(0.19)
03/31/2016	11.40	0.41	0.03	0.44	(0.41)	0.00	(0.41)
03/31/2015	10.99	0.40	0.41	0.81	(0.40)	0.00	(0.40)
03/31/2014	11.36	0.39	(0.37)	0.02	(0.39)	0.00	(0.39)
03/31/2013	11.13	0.38	0.22	0.60	(0.37)	0.00	(0.37)
03/31/2012	10.58	0.41	0.57	0.98	(0.43)	0.00	(0.43)

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income		Portfolio Turnover Rate

$10.08	3.35%	$297,686	0.80	%*	0.80	%*	0.75	%*	0.75	%*	2.93	%*	48%
9.90	4.57	267,799	0.76		0.76		0.75		0.75		3.28		85
9.78	6.95	217,655	0.75		0.75		0.75		0.75		2.95		17
9.41	(0.03)	226,945	0.75		0.75		0.75		0.75		3.13		74
9.71	6.50	308,347	0.75		0.75		0.75		0.75		3.05		39
9.39	12.48	247,869	0.75		0.75		0.75		0.75		3.79		76

10.08	3.09	129,088	1.30	*	1.30	*	1.25	*	1.25	*	2.43	*	48
9.90	4.05	121,156	1.26		1.26		1.25		1.25		2.79		85
9.78	6.42	108,766	1.25		1.25		1.25		1.25		2.45		17
9.41	(0.52)	105,386	1.25		1.25		1.25		1.25		2.64		74
9.71	5.97	137,055	1.25		1.25		1.25		1.25		2.55		39
9.39	11.92	104,218	1.25		1.25		1.25		1.25		3.31		76

$10.78	2.51%	$25,228	0.45	%*	0.45	%*	0.45	%*	0.45	%*	2.15	%*	24%
10.63	4.13	25,568	0.45		0.45		0.45		0.45		2.21		41
10.44	5.05	7,428	0.45		0.45		0.45		0.45		2.19		25
10.15	0.40	10,004	0.45		0.45		0.45		0.45		1.82		34
10.28	4.13	3,494	0.45	*	0.69	*	0.45	*	0.69	*	1.38	*	32

10.78	2.46	17,467	0.55	*	0.55	*	0.55	*	0.55	*	2.04	*	24
10.63	4.02	14,161	0.55		0.55		0.55		0.55		2.17		41
10.44	4.94	13,242	0.55		0.55		0.55		0.55		2.11		25
10.15	0.30	11,402	0.55		0.55		0.55		0.55		1.72		34
10.28	4.05	1,068	0.55	*	1.14	*	0.55	*	1.14	*	1.31	*	32

10.78	2.33	2,799	0.80	*	0.80	*	0.80	*	0.80	*	1.80	*	24
10.63	3.77	2,771	0.80		0.80		0.80		0.80		1.98		41
10.44	4.68	2,035	0.80		0.80		0.80		0.80		1.88		25
10.15	0.05	897	0.80		0.80		0.80		0.80		1.45		34
10.28	3.85	170	0.80	*	0.94	*	0.80	*	0.94	*	1.09	*	32

10.78	2.33	23,308	0.80	*	0.80	*	0.80	*	0.80	*	1.80	*	24
10.63	3.76	16,611	0.80		0.80		0.80		0.80		1.92		41
10.44	4.68	15,564	0.80		0.80		0.80		0.80		1.85		25
10.15	0.05	15,587	0.80		0.80		0.80		0.80		1.45		34
10.28	3.86	10,696	0.80	*	1.58	*	0.80	*	1.58	*	1.03	*	32

10.78	2.08	6,536	1.30	*	1.30	*	1.30	*	1.30	*	1.30	*	24
10.63	3.25	5,155	1.30		1.30		1.30		1.30		1.42		41
10.44	4.16	4,857	1.30		1.30		1.30		1.30		1.37		25
10.15	(0.45)	3,760	1.30		1.30		1.30		1.30		0.96		34
10.28	3.46	1,516	1.30	*	1.93	*	1.30	*	1.93	*	0.57	*	32

$11.57	2.91%	$60,044	0.455	%*	0.455	%*	0.445	%*	0.445	%*	3.26	%*	13%
11.43	3.94	56,393	0.445		0.445		0.445		0.445		3.61		36
11.40	7.44	57,482	0.445		0.445		0.445		0.445		3.52		10
10.99	0.25	62,473	0.445		0.445		0.445		0.445		3.57		23
11.36	5.40	77,691	0.445		0.445		0.445		0.445		3.35		14
11.13	9.38	79,191	0.445		0.445		0.445		0.445		3.78		26

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO New York Municipal Bond Fund (Cont.)
Class P
04/01/2016 - 09/30/2016+	$11.43	$0.19	$0.14	$0.33	$(0.19)	$0.00	$(0.19)
03/31/2016	11.40	0.40	0.03	0.43	(0.40)	0.00	(0.40)
03/31/2015	10.99	0.39	0.41	0.80	(0.39)	0.00	(0.39)
03/31/2014	11.36	0.38	(0.37)	0.01	(0.38)	0.00	(0.38)
03/31/2013	11.13	0.37	0.21	0.58	(0.35)	0.00	(0.35)
03/31/2012	10.58	0.40	0.57	0.97	(0.42)	0.00	(0.42)
Class D
04/01/2016 - 09/30/2016+	11.43	0.17	0.14	0.31	(0.17)	0.00	(0.17)
03/31/2016	11.40	0.37	0.03	0.40	(0.37)	0.00	(0.37)
03/31/2015	10.99	0.36	0.41	0.77	(0.36)	0.00	(0.36)
03/31/2014	11.36	0.35	(0.37)	(0.02)	(0.35)	0.00	(0.35)
03/31/2013	11.13	0.34	0.22	0.56	(0.33)	0.00	(0.33)
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
Class A
04/01/2016 - 09/30/2016+	11.43	0.17	0.14	0.31	(0.17)	0.00	(0.17)
03/31/2016	11.40	0.37	0.03	0.40	(0.37)	0.00	(0.37)
03/31/2015	10.99	0.36	0.41	0.77	(0.36)	0.00	(0.36)
03/31/2014	11.36	0.35	(0.37)	(0.02)	(0.35)	0.00	(0.35)
03/31/2013	11.13	0.34	0.22	0.56	(0.33)	0.00	(0.33)
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
Class C
04/01/2016 - 09/30/2016+	11.43	0.13	0.14	0.27	(0.13)	0.00	(0.13)
03/31/2016	11.40	0.28	0.04	0.32	(0.29)	0.00	(0.29)
03/31/2015	10.99	0.28	0.41	0.69	(0.28)	0.00	(0.28)
03/31/2014	11.36	0.27	(0.37)	(0.10)	(0.27)	0.00	(0.27)
03/31/2013	11.13	0.26	0.21	0.47	(0.24)	0.00	(0.24)
03/31/2012	10.58	0.29	0.57	0.86	(0.31)	0.00	(0.31)

PIMCO Short Duration Municipal Income Fund
Institutional Class
04/01/2016 - 09/30/2016+	$8.47	$0.05	$(0.01)	$0.04	$(0.05)	$0.00	$(0.05)
03/31/2016	8.49	0.11	(0.02)	0.09	(0.11)	0.00	(0.11)
03/31/2015	8.48	0.09	0.01	0.10	(0.09)	0.00	(0.09)
03/31/2014	8.50	0.06	(0.02)	0.04	(0.06)	0.00	(0.06)
03/31/2013	8.48	0.09	0.02	0.11	(0.09)	0.00	(0.09)
03/31/2012	8.55	0.13	(0.06)	0.07	(0.14)	0.00	(0.14)
Class P
04/01/2016 - 09/30/2016+	8.47	0.05	(0.01)	0.04	(0.05)	0.00	(0.05)
03/31/2016	8.49	0.10	(0.02)	0.08	(0.10)	0.00	(0.10)
03/31/2015	8.48	0.08	0.01	0.09	(0.08)	0.00	(0.08)
03/31/2014	8.50	0.05	(0.01)	0.04	(0.06)	0.00	(0.06)
03/31/2013	8.48	0.08	0.02	0.10	(0.08)	0.00	(0.08)
03/31/2012	8.55	0.12	(0.06)	0.06	(0.13)	0.00	(0.13)
Administrative Class
04/01/2016 - 09/30/2016+	8.47	0.04	(0.01)	0.03	(0.04)	0.00	(0.04)
03/31/2016	8.49	0.09	(0.02)	0.07	(0.09)	0.00	(0.09)
03/31/2015	8.48	0.07	0.00	0.07	(0.06)	0.00	(0.06)
03/31/2014	8.50	0.04	(0.01)	0.03	(0.05)	0.00	(0.05)
03/31/2013	8.48	0.08	0.03	0.11	(0.09)	0.00	(0.09)
03/31/2012	8.55	0.11	(0.07)	0.04	(0.11)	0.00	(0.11)
Class D
04/01/2016 - 09/30/2016+	8.47	0.03	(0.01)	0.02	(0.03)	0.00	(0.03)
03/31/2016	8.49	0.07	(0.02)	0.05	(0.07)	0.00	(0.07)
03/31/2015	8.48	0.05	0.02	0.07	(0.06)	0.00	(0.06)
03/31/2014	8.50	0.03	(0.02)	0.01	(0.03)	0.00	(0.03)
03/31/2013	8.48	0.06	0.02	0.08	(0.06)	0.00	(0.06)
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income		Portfolio Turnover Rate

$11.57	2.86%	$10,857	0.555	%*	0.555	%*	0.545	%*	0.545	%*	3.16	%*	13%
11.43	3.84	9,664	0.545		0.545		0.545		0.545		3.50		36
11.40	7.33	8,804	0.545		0.545		0.545		0.545		3.43		10
10.99	0.15	4,165	0.545		0.545		0.545		0.545		3.46		23
11.36	5.30	5,138	0.545		0.545		0.545		0.545		3.22		14
11.13	9.27	2,508	0.545		0.545		0.545		0.545		3.67		26

11.57	2.74	13,840	0.785	*	0.785	*	0.775	*	0.775	*	2.93	*	13
11.43	3.60	13,466	0.775		0.775		0.775		0.775		3.27		36
11.40	7.09	13,374	0.775		0.775		0.775		0.775		3.19		10
10.99	(0.08)	13,189	0.775		0.775		0.775		0.775		3.23		23
11.36	5.06	20,863	0.775		0.775		0.775		0.775		3.02		14
11.13	9.02	22,181	0.775		0.775		0.775		0.775		3.45		26

11.57	2.74	101,503	0.785	*	0.785	*	0.775	*	0.775	*	2.93	*	13
11.43	3.60	70,983	0.775		0.775		0.775		0.775		3.26		36
11.40	7.09	48,613	0.775		0.775		0.775		0.775		3.19		10
10.99	(0.08)	46,544	0.775		0.775		0.775		0.775		3.24		23
11.36	5.06	58,110	0.775		0.775		0.775		0.775		3.02		14
11.13	9.02	51,788	0.775		0.775		0.775		0.775		3.44		26

11.57	2.35	19,273	1.535	*	1.535	*	1.525	*	1.525	*	2.19	*	13
11.43	2.83	14,411	1.525		1.525		1.525		1.525		2.52		36
11.40	6.29	12,149	1.525		1.525		1.525		1.525		2.44		10
10.99	(0.82)	9,972	1.525		1.525		1.525		1.525		2.50		23
11.36	4.28	10,264	1.525		1.525		1.525		1.525		2.26		14
11.13	8.20	7,737	1.525		1.525		1.525		1.525		2.65		26

$8.46	0.47%	$56,924	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.16	%*	18%
8.47	1.04	61,691	0.33		0.33		0.33		0.33		1.27		31
8.49	1.20	54,022	0.33		0.33		0.33		0.33		1.05		28
8.48	0.52	82,662	0.33		0.33		0.33		0.33		0.75		40
8.50	1.31	121,440	0.33		0.33		0.33		0.33		1.07		51
8.48	0.77	180,819	0.33		0.33		0.33		0.33		1.54		29

8.46	0.42	72,457	0.43	*	0.43	*	0.43	*	0.43	*	1.07	*	18
8.47	0.94	67,777	0.43		0.43		0.43		0.43		1.16		31
8.49	1.10	28,737	0.43		0.43		0.43		0.43		0.97		28
8.48	0.42	26,354	0.43		0.43		0.43		0.43		0.64		40
8.50	1.21	36,713	0.43		0.43		0.43		0.43		0.95		51
8.48	0.67	12,610	0.43		0.43		0.43		0.43		1.43		29

8.46	0.37	6	0.58	*	0.58	*	0.58	*	0.58	*	0.96	*	18
8.47	0.82	6	0.58		0.58		0.58		0.58		1.05		31
8.49	0.83	6	0.58		0.58		0.58		0.58		0.78		28
8.48	0.37	1	0.54		0.58		0.54		0.58		0.52		40
8.50	1.36	1	0.58		0.58		0.58		0.58		0.89		51
8.48	0.52	3,762	0.58		0.58		0.58		0.58		1.31		29

8.46	0.27	2,928	0.73	*	0.73	*	0.73	*	0.73	*	0.77	*	18
8.47	0.64	2,452	0.73		0.73		0.73		0.73		0.87		31
8.49	0.79	5,099	0.73		0.73		0.73		0.73		0.65		28
8.48	0.12	13,445	0.73		0.73		0.73		0.73		0.34		40
8.50	0.91	4,794	0.73		0.73		0.73		0.73		0.67		51
8.48	0.37	4,038	0.73		0.73		0.73		0.73		1.18		29

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Short Duration Municipal Income Fund (Cont.)
Class A
04/01/2016 - 09/30/2016+	$8.47	$0.03	$(0.01)	$0.02	$(0.03)	$0.00	$(0.03)
03/31/2016	8.49	0.07	(0.02)	0.05	(0.07)	0.00	(0.07)
03/31/2015	8.48	0.05	0.02	0.07	(0.06)	0.00	(0.06)
03/31/2014	8.50	0.03	(0.02)	0.01	(0.03)	0.00	(0.03)
03/31/2013	8.48	0.06	0.02	0.08	(0.06)	0.00	(0.06)
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
Class C
04/01/2016 - 09/30/2016+	8.47	0.02	(0.01)	0.01	(0.02)	0.00	(0.02)
03/31/2016	8.49	0.05	(0.02)	0.03	(0.05)	0.00	(0.05)
03/31/2015	8.48	0.03	0.01	0.04	(0.03)	0.00	(0.03)
03/31/2014	8.50	0.01	(0.02)	(0.01)	(0.01)	0.00	(0.01)
03/31/2013	8.48	0.03	0.02	0.05	(0.03)	0.00	(0.03)
03/31/2012	8.55	0.07	(0.06)	0.01	(0.08)	0.00	(0.08)

PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class
04/01/2016 - 09/30/2016+	$9.91	$0.17	$0.22	$0.39	$(0.13)	$0.00	$(0.13)
03/31/2016	10.51	0.33	(0.43)	(0.10)	(0.50)	0.00	(0.50)
03/31/2015	10.64	0.26	(0.10)	0.16	(0.29)	0.00	(0.29)
03/31/2014	10.85	0.23	(0.32)	(0.09)	(0.12)	0.00	(0.12)
03/31/2013	10.39	0.29	0.35	0.64	(0.18)	0.00	(0.18)
03/31/2012	10.47	0.30	(0.21)	0.09	(0.17)	0.00	(0.17)
Class P
04/01/2016 - 09/30/2016+	9.91	0.16	0.22	0.38	(0.12)	0.00	(0.12)
03/31/2016	10.51	0.32	(0.43)	(0.11)	(0.49)	0.00	(0.49)
03/31/2015	10.64	0.25	(0.10)	0.15	(0.28)	0.00	(0.28)
03/31/2014	10.85	0.22	(0.32)	(0.10)	(0.11)	0.00	(0.11)
03/31/2013	10.39	0.28	0.35	0.63	(0.17)	0.00	(0.17)
03/31/2012	10.47	0.29	(0.21)	0.08	(0.16)	0.00	(0.16)
Class D
04/01/2016 - 09/30/2016+	9.91	0.15	0.22	0.37	(0.11)	0.00	(0.11)
03/31/2016	10.51	0.29	(0.43)	(0.14)	(0.46)	0.00	(0.46)
03/31/2015	10.64	0.22	(0.10)	0.12	(0.25)	0.00	(0.25)
03/31/2014	10.85	0.18	(0.31)	(0.13)	(0.08)	0.00	(0.08)
03/31/2013	10.39	0.25	0.35	0.60	(0.14)	0.00	(0.14)
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	(0.13)
Class A
04/01/2016 - 09/30/2016+	9.91	0.15	0.22	0.37	(0.11)	0.00	(0.11)
03/31/2016	10.51	0.29	(0.43)	(0.14)	(0.46)	0.00	(0.46)
03/31/2015	10.64	0.22	(0.10)	0.12	(0.25)	0.00	(0.25)
03/31/2014	10.85	0.18	(0.31)	(0.13)	(0.08)	0.00	(0.08)
03/31/2013	10.39	0.26	0.34	0.60	(0.14)	0.00	(0.14)
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	(0.13)
Class C
04/01/2016 - 09/30/2016+	9.91	0.11	0.22	0.33	(0.07)	0.00	(0.07)
03/31/2016	10.50	0.22	(0.43)	(0.21)	(0.38)	0.00	(0.38)
03/31/2015	10.63	0.14	(0.11)	0.03	(0.16)	0.00	(0.16)
03/31/2014	10.85	0.12	(0.32)	(0.20)	(0.02)	0.00	(0.02)
03/31/2013	10.39	0.21	0.34	0.55	(0.09)	0.00	(0.09)
03/31/2012	10.47	0.18	(0.20)	(0.02)	(0.06)	0.00	(0.06)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income		Portfolio Turnover Rate

$8.46	0.27%	$118,401	0.73	%*	0.73	%*	0.73	%*	0.73	%*	0.77	%*	18%
8.47	0.64	102,229	0.73		0.73		0.73		0.73		0.87		31
8.49	0.79	107,841	0.73		0.73		0.73		0.73		0.65		28
8.48	0.12	166,259	0.73		0.73		0.73		0.73		0.35		40
8.50	0.91	198,838	0.73		0.73		0.73		0.73		0.66		51
8.48	0.37	152,343	0.73		0.73		0.73		0.73		1.14		29

8.46	0.12	13,755	1.03	*	1.03	*	1.03	*	1.03	*	0.47	*	18
8.47	0.34	14,882	1.03		1.03		1.03		1.03		0.58		31
8.49	0.49	14,717	1.03		1.03		1.03		1.03		0.37		28
8.48	(0.16)	17,351	1.00		1.03		1.00		1.03		0.08		40
8.50	0.61	16,454	1.03		1.03		1.03		1.03		0.38		51
8.48	0.07	18,859	1.03		1.03		1.03		1.03		0.86		29

$10.17	3.93%	$66,144	0.71	%*	0.71	%*	0.70	%*	0.70	%*	3.35	%*	156%
9.91	(0.94)	78,600	0.71		0.71		0.70		0.70		3.24		441
10.51	1.47	161,925	0.70		0.70		0.70		0.70		2.42		297
10.64	(0.83)	261,280	0.70		0.70		0.70		0.70		2.12		76
10.85	6.21	233,998	0.71		0.72		0.69		0.70		2.69		59
10.39	0.90	126,997	0.70		0.70		0.70		0.70		2.90		249

10.17	3.88	10,788	0.81	*	0.81	*	0.80	*	0.80	*	3.21	*	156
9.91	(1.04)	40,520	0.81		0.81		0.80		0.80		3.13		441
10.51	1.37	77,012	0.80		0.80		0.80		0.80		2.33		297
10.64	(0.93)	94,427	0.80		0.80		0.80		0.80		2.03		76
10.85	6.11	65,509	0.81		0.82		0.79		0.80		2.65		59
10.39	0.79	35,337	0.80		0.80		0.80		0.80		2.77		249

10.17	3.72	15,004	1.11	*	1.11	*	1.10	*	1.10	*	2.95	*	156
9.91	(1.34)	16,433	1.11		1.11		1.10		1.10		2.84		441
10.51	1.07	24,743	1.10		1.10		1.10		1.10		2.03		297
10.64	(1.23)	28,020	1.10		1.10		1.10		1.10		1.73		76
10.85	5.82	31,303	1.08		1.12		1.06		1.10		2.37		59
10.39	0.49	18,176	1.10		1.10		1.10		1.10		2.52		249

10.17	3.72	23,617	1.11	*	1.11	*	1.10	*	1.10	*	2.97	*	156
9.91	(1.34)	19,988	1.11		1.11		1.10		1.10		2.85		441
10.51	1.07	29,502	1.10		1.10		1.10		1.10		2.02		297
10.64	(1.23)	52,259	1.10		1.10		1.10		1.10		1.73		76
10.85	5.82	55,101	1.09		1.12		1.07		1.10		2.44		59
10.39	0.49	60,905	1.10		1.10		1.10		1.10		2.48		249

10.17	3.33	5,393	1.86	*	1.86	*	1.85	*	1.85	*	2.19	*	156
9.91	(2.02)	7,451	1.86		1.86		1.85		1.85		2.10		441
10.50	0.27	11,102	1.85		1.85		1.85		1.85		1.28		297
10.63	(1.86)	16,628	1.72		1.85		1.72		1.85		1.11		76
10.85	5.32	18,049	1.57		1.87		1.55		1.85		1.97		59
10.39	(0.22)	19,416	1.81		1.85		1.81		1.85		1.77		249

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:
Investments, at value
Investments in securities*	$139,236	$17,127	$141,603	$854,989
Investments in Affiliates	7,008	113	7,414	77,216
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	7	0	76
Over the counter	3	1	5	555
Cash	1	62	0	0
Deposits with counterparty	0	30	0	592
Foreign currency, at value	0	0	0	0
Receivable for investments sold	202	0	0	2,545
Receivable for TBA investments sold	0	0	0	0
Receivable for Fund shares sold	902	500	22	3,577
Interest and/or dividends receivable	1,448	192	1,168	11,987
Dividends receivable from Affiliates	10	1	9	57
Other assets	0	0	0	0
Total Assets	148,810	18,033	150,221	951,594

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0
Payable for tender option bond floating rate certificates	0	188	0	28,407
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	0	0	0	0
Payable for investments purchased	0	691	0	8,654
Payable for investments in Affiliates purchased	10	1	9	57
Payable for TBA investments purchased	0	0	0	0
Deposits from counterparty	0	0	0	530
Payable for Fund shares redeemed	205	304	2,667	1,589
Distributions payable	31	0	13	444
Accrued investment advisory fees	29	3	23	236
Accrued supervisory and administrative fees	35	4	27	229
Accrued distribution fees	9	2	1	80
Accrued servicing fees	14	2	9	85
Accrued reimbursement to PIMCO	0	0	0	0
Other liabilities	1	1	1	60
Total Liabilities	334	1,196	2,750	40,371

Net Assets	$148,476	$16,837	$147,471	$911,223

Net Assets Consist of:
Paid in capital	$148,279	$15,921	$150,662	$881,529
Undistributed (overdistributed) net investment income	296	(1)	57	93
Accumulated undistributed net realized (loss)	(8,720)	(29)	(4,187)	(30,157)
Net unrealized appreciation	8,621	946	939	59,758

Net Assets	$148,476	$16,837	$147,471	$911,223

Cost of investments in securities	$130,622	$16,183	$140,669	$795,792
Cost of investments in Affiliates	$7,004	$113	$7,414	$77,206
Cost of foreign currency held	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$0	$0	$0	$0

* Includes repurchase agreements of:	$558	$0	$542	$509

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$751,053	$69,182	$200,500	$261,711	$139,157
29,008	5,454	4,954	2,336	0

19	6	15	0	453
545	5	14	9	4,032
1	1	1	1	0
111	54	156	0	2,873
0	0	0	0	466
14,124	0	0	0	160
0	0	0	0	22,927
726	192	275	939	16
8,828	727	2,274	1,877	1,449
38	5	9	8	0
0	0	62	0	0
804,453	75,626	208,260	266,881	171,533

$0	$0	$0	$0	$1,617
23,197	0	2,343	0	0

0	0	0	0	149
0	0	0	0	7,007
21,192	0	0	1,777	51
38	5	9	8	0
0	0	0	0	38,813
520	0	0	0	2,120
1,361	234	228	466	711
269	6	25	23	21
132	13	40	42	44
194	19	50	60	40
60	3	15	4	7
93	6	26	29	6
0	1	0	0	0
2,279	1	7	1	1
49,335	288	2,743	2,410	50,587

$755,118	$75,338	$205,517	$264,471	$120,946

$776,821	$72,282	$194,534	$315,193	$129,557
1,664	7	(23)	402	(724)
(87,030)	(467)	(3,577)	(52,620)	(21,327)
63,663	3,516	14,583	1,496	13,440

$755,118	$75,338	$205,517	$264,471	$120,946

$687,756	$65,670	$185,938	$260,225	$127,245
$28,988	$5,454	$4,953	$2,336	$0
$0	$0	$0	$0	$473
$0	$0	$0	$0	$(6,300)

$540	$736	$558	$525	$2,369

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Statements of Assets and Liabilities (Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:
Institutional Class	$53,000	$4,749	$81,341	$311,676
Class P	28,749	1,043	22,628	143,891
Administrative Class	N/A	N/A	N/A	N/A
Class D	2,631	984	2,304	61,507
Class A	51,027	7,222	38,492	292,028
Class C	13,069	2,839	2,706	102,121

Shares Issued and Outstanding:
Institutional Class	5,281	429	8,182	33,763
Class P	2,865	94	2,276	15,588
Administrative Class	N/A	N/A	N/A	N/A
Class D	262	89	232	6,663
Class A	5,085	652	3,872	31,635
Class C	1,302	256	272	11,063

Net Asset Value Per Share Outstanding:
Institutional Class	$10.04	$11.08	$9.94	$9.23
Class P	10.04	11.08	9.94	9.23
Administrative Class	N/A	N/A	N/A	N/A
Class D	10.04	11.08	9.94	9.23
Class A	10.04	11.08	9.94	9.23
Class C	10.04	11.08	9.94	9.23

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$172,864	$25,228	$60,044	$56,924	$66,144
141,313	17,467	10,857	72,457	10,788
229	N/A	N/A	6	N/A
13,938	2,799	13,840	2,928	15,004
297,686	23,308	101,503	118,401	23,617
129,088	6,536	19,273	13,755	5,393

17,154	2,339	5,189	6,727	6,505
14,023	1,620	938	8,563	1,061
23	N/A	N/A	1	N/A
1,383	260	1,196	346	1,476
29,539	2,161	8,772	13,992	2,323
12,810	606	1,665	1,625	530

$10.08	$10.78	$11.57	$8.46	$10.17
10.08	10.78	11.57	8.46	10.17
10.08	N/A	N/A	8.46	N/A
10.08	10.78	11.57	8.46	10.17
10.08	10.78	11.57	8.46	10.17
10.08	10.78	11.57	8.46	10.17

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Statements of Operations

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:
Interest	$1,919	$252	$929	$19,707
Dividends from Investments in Affiliates	44	5	39	269
Total Income	1,963	257	968	19,976

Expenses:
Investment advisory fees	157	17	131	1,346
Supervisory and administrative fees	191	24	154	1,297
Distribution and/or servicing fees - Administrative Class	0	0	0	0
Distribution and/or servicing fees - Class D	3	1	3	75
Distribution fees - Class C	48	10	4	370
Servicing fees - Class A	58	8	49	324
Servicing fees - Class C	16	4	3	123
Trustee fees	0	0	1	3
Interest expense	0	1	0	152
Miscellaneous expense	0	0	0	0
Total Expenses	473	65	345	3,690

Net Investment Income	1,490	192	623	16,286

Net Realized Gain (Loss):
Investments in securities	62	58	34	4,121
Investments in Affiliates	6	1	4	63
Exchange-traded or centrally cleared financial derivative instruments	0	1	0	510
Over the counter financial derivative instruments	0	0	0	(168)
Foreign currency	0	0	0	0

Net Realized Gain	68	60	38	4,526

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	836	284	(79)	20,396
Investments in Affiliates	0	0	(2)	(29)
Exchange-traded or centrally cleared financial derivative instruments	0	2	0	(36)
Over the counter financial derivative instruments	3	1	5	537
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	839	287	(76)	20,868

Net Increase in Net Assets Resulting from Operations	$2,397	$539	$585	$41,680

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$13,495	$883	$3,495	$1,915	$3,111
246	18	71	72	0
13,741	901	3,566	1,987	3,111

737	76	216	239	307
1,081	101	265	333	282
1	0	0	0	0
16	3	17	3	20
321	15	62	21	23
362	23	113	143	28
161	8	21	18	8
3	0	1	1	1
174	0	12	0	7
0	2	0	0	0
2,856	228	707	758	676

10,885	673	2,859	1,229	2,435

1,965	46	197	2	3,555
61	2	17	17	0
535	14	23	0	(3,745)
(168)	0	0	0	2,490
0	0	0	0	(86)

2,393	62	237	19	2,214

9,497	852	1,892	(214)	(2,282)
(29)	(1)	(10)	(11)	0
(13)	(1)	(5)	0	381
527	5	14	9	2,679
0	0	0	0	10

9,982	855	1,891	(216)	788

$23,260	$1,590	$4,987	$1,032	$5,437

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,490	$2,785	$192	$229	$623	$1,166	$16,286	$20,917
Net realized gain (loss)	68	316	60	24	38	269	4,526	(625)
Net change in unrealized appreciation (depreciation)	839	1,153	287	284	(76)	(218)	20,868	20,474

Net Increase (Decrease) in Net Assets Resulting from Operations	2,397	4,254	539	537	585	1,217	41,680	40,766

Distributions to Shareholders:
From net investment income
Institutional Class	(629)	(1,372)	(67)	(113)	(384)	(656)	(6,465)	(7,432)
Class P	(284)	(382)	(12)	(5)	(109)	(242)	(2,668)	(3,482)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(27)	(59)	(11)	(13)	(7)	(19)	(1,057)	(1,216)
Class A	(471)	(821)	(80)	(63)	(115)	(255)	(4,583)	(6,258)
Class C	(82)	(143)	(23)	(34)	(4)	(6)	(1,373)	(2,542)

Total Distributions(a)	(1,493)	(2,777)	(193)	(228)	(619)	(1,178)	(16,146)	(20,930)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	22,873	5,600	3,089	4,467	7,197	(26,905)	115,109	351,118

Total Increase (Decrease) in Net Assets	23,777	7,077	3,435	4,776	7,163	(26,866)	140,643	370,954

Net Assets:
Beginning of period	124,699	117,622	13,402	8,626	140,308	167,174	770,580	399,626
End of period*	$148,476	$124,699	$16,837	$13,402	$147,471	$140,308	$911,223	$770,580

* Including undistributed (overdistributed) net investment income of:	$296	$299	$(1)	$0	$57	$53	$93	$(47)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO National Intermediate Municipal Bond Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund		PIMCO Unconstrained Tax Managed Bond Fund

Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

$10,885	$20,034	$673	$981	$2,859	$4,802	$1,229	$2,117	$2,435	$7,591
2,393	(411)	62	(61)	237	581	19	(114)	2,214	(8,793)
9,982	8,750	855	1,020	1,891	(68)	(216)	(367)	788	(1,956)

23,260	28,373	1,590	1,940	4,987	5,315	1,032	1,636	5,437	(3,158)

(2,813)	(4,986)	(276)	(258)	(976)	(1,995)	(370)	(650)	(909)	(5,566)
(2,100)	(4,081)	(165)	(302)	(168)	(311)	(378)	(485)	(435)	(2,456)
(6)	(7)	0	0	0	0	(0)	0	0	0
(192)	(429)	(24)	(51)	(204)	(419)	(10)	(22)	(169)	(829)
(4,273)	(7,335)	(166)	(293)	(1,332)	(1,770)	(437)	(877)	(236)	(1,072)
(1,574)	(3,020)	(38)	(66)	(183)	(311)	(34)	(83)	(43)	(340)

(10,958)	(19,858)	(669)	(970)	(2,863)	(4,806)	(1,229)	(2,117)	(1,792)	(10,263)

48,586	98,247	10,151	20,170	38,476	23,986	15,631	39,096	(45,691)	(127,871)

60,888	106,762	11,072	21,140	40,600	24,495	15,434	38,615	(42,046)	(141,292)

694,230	587,468	64,266	43,126	164,917	140,422	249,037	210,422	162,992	304,284
$755,118	$694,230	$75,338	$64,266	$205,517	$164,917	$264,471	$249,037	$120,946	$162,992

$1,664	$1,737	$7	$3	$(23)	$(19)	$402	$402	$(724)	$(1,367)

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.8%

MUNICIPAL BONDS & NOTES 93.4%

CALIFORNIA 93.0%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$285
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	551
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	6,068
Bay Area Water Supply & Conservation Agency, California Revenue Notes, Series 2013
5.000% due 10/01/2021	225	268
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	580
5.000% due 08/01/2022	520	623
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	268
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,419
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,201
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,827
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	543
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	622
California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	1,800	1,813
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	275
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2016
5.000% due 07/01/2026	2,500	3,189
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,778
California School Finance Authority Revenue Bonds, Series 2016
5.000% due 06/01/2026	500	564
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,145
California State Department of Water Resources Power Supply Revenue Notes, Series 2011
5.000% due 05/01/2020	3,000	3,436
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,900
5.000% due 11/01/2019	500	562
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,562
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2027	1,000	1,294
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,077
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	861

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2009
0.720% due 04/01/2046	$2,500	$2,500
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	641
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	332
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	622
5.000% due 12/01/2027	1,500	1,813
5.000% due 12/01/2031	1,000	1,181
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,028
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,142
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,623
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,218
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	756
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2025	800	1,016
5.000% due 09/02/2026	1,500	1,924
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,960
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	956
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,083
5.250% due 11/15/2019	500	558
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	207
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,484
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,513
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,202
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	683
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	280
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	719
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.760% due 07/01/2034	2,500	2,500
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	270
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,071

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	$1,230	$1,532
Murrieta Valley Unified School District Public Financing Authority, California Special Tax, Series 2016
5.000% due 09/01/2027	1,000	1,236
5.000% due 09/01/2028	1,675	2,054
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	251
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,196
Palmdale Community Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2016
5.000% due 09/01/2027	1,500	1,904
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	259
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2024	1,450	1,806
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	958
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,191
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2007
0.800% due 05/15/2032	2,500	2,500
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, (BAM Insured),Series 2016
5.000% due 10/01/2027	2,395	2,983
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	976
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,232
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,232
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,238
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,915
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,781
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	300	360
5.000% due 09/01/2031	300	357
5.000% due 09/01/2032	500	591
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,440
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	840
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,346
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	513
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2015
5.000% due 05/15/2025	750	970

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	$2,960	$3,292
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	58
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	430	550
5.000% due 08/01/2028	300	381
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,158
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,065
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,003
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,337
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	777
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,211
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,175
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,293
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,499
5.000% due 03/01/2026	50	60
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	593

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	$800	$980
5.000% due 09/01/2029	300	364
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	859
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,361
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,179
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,358
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,034
West Sacramento Redevelopment Agency, California Tax Allocation Bonds, Series 2016
5.000% due 09/01/2027	400	506
5.000% due 09/01/2028	600	752
5.000% due 09/01/2030	1,270	1,572

		138,071

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	75	78

PUERTO RICO 0.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.953% due 07/01/2029	720	529

Total Municipal Bonds & Notes (Cost $130,064)		138,678

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (a) 0.4%
		$558

Total Short-Term Instruments (Cost $558)		558

Total Investments in Securities (Cost $130,622)		139,236

	SHARES
INVESTMENTS IN AFFILIATES 4.7%

SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	708,836	7,008

Total Short-Term Instruments (Cost $7,004)		7,008

Total Investments in Affiliates (Cost $7,004)		7,008

Total Investments 98.5% (Cost $137,626)		$146,244

Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		3

Other Assets and Liabilities, net 1.5%		2,229

Net Assets 100.0%		$148,476

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$558	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(576)	$558	$558

Total Repurchase Agreements						$(576)	$558	$558

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$558	$0	$0	$558	$(576)	$(18)

Total Borrowings and Other Financing Transactions	$558	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$ 2,000	$0	$3	$3	$0

Total Swap Agreements						$0	$3	$3	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
CBK	$0	$0	$3	$3	$0	$0	$0	$0	$3	$0	$3

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$3	$3

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$3	$3

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$138,071	$0	$138,071
New Jersey	0	78	0	78
Puerto Rico	0	529	0	529
Short-Term Instruments
Repurchase Agreements	0	558	0	558

	$0	$139,236	$0	$139,236

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,008	$0	$0	$7,008

Total Investments	$7,008	$139,236	$0	$146,244

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Financial Derivative Instruments - Assets
Over the counter	$0	$3	$0	$3

Totals	$7,008	$139,239	$0	$146,247

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Schedule of Investments PIMCO California Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.7%

MUNICIPAL BONDS & NOTES 101.7%

CALIFORNIA 99.5%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
4.000% due 09/01/2046	$350	$382
5.000% due 09/01/2034	135	158
5.000% due 09/01/2042	145	168
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2037	250	302
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	111
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	239
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (b)	250	299
California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	200	201
4.000% due 10/01/2035	350	390
5.000% due 08/15/2055	200	238
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2016
5.000% due 09/01/2029 (a)	350	437
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	260
5.000% due 06/01/2046	300	318
California State General Obligation Bonds, Series 2016
1.130% due 12/01/2031 (a)	250	250
5.000% due 09/01/2045	300	369
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	336
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	259
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	413
5.000% due 05/15/2040	300	360
5.000% due 07/01/2046	250	296
5.000% due 08/15/2051	400	478
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	229
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	118
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	400	407
5.750% due 06/01/2047	700	710
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	300	358
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	141
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	117
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	400	422
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	200	233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	$120	$153
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	228
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	237
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	121
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	301
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	66
7.000% due 11/01/2034	200	298
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2029	400	493
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	146
Rancho Cordova Community Facilities District, California Special Tax Bonds, Series 2016
4.000% due 09/01/2037	250	276
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2016
4.000% due 10/01/2031	250	280
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	292
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	117
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014
5.000% due 12/01/2035	200	241
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	156
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	220	253
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	243
San Diego Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2016
5.000% due 09/01/2029	250	311
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2041	400	470
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	204
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	296
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2050	250	289
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	246
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	111

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	$175	$194
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008
0.860% due 04/01/2036	100	100
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	179
Southern California Public Power Authority Revenue Bonds, Series 2009
0.820% due 07/01/2036	200	200
Stockton Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2031	300	367
Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2016
11.673% due 11/15/2041	94	130
15.724% due 11/15/2046	78	143
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.375% due 06/01/2038	350	350
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	116
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	147

		16,753

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.953% due 07/01/2029	100	74

U.S. VIRGIN ISLANDS 1.8%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	300	300

Total Municipal Bonds & Notes (Cost $16,183)		17,127

Total Investments in Securities (Cost $16,183)		17,127

	SHARES
INVESTMENTS IN AFFILIATES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	11,438	113

Total Short-Term Instruments (Cost $113)		113

Total Investments in Affiliates (Cost $113)		113

Total Investments 102.4% (Cost $16,296)		$17,240

Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $0)		8

Other Assets and Liabilities, net (2.4)%		(411)

Net Assets 100.0%		$16,837

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(e) in the Notes to Financial Statements for more information.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Short	12/2016	16	$2	$7	$0

Total Futures Contracts				$2	$7	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

Cash of $30 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7	$0	$7	$0	$0	$0	$0

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$ 300	$0	$1	$1	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021	200	0	0	0	0

						$0	$1	$1	$0

Total Swap Agreements						$0	$1	$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
BOA	$0	$0	$1	$1	$0	$0	$0	$0	$1	$0	$1

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7

Over the counter
Swap Agreements	$0	$0	$0	$0	$1	$1

	$0	$0	$0	$0	$8	$8

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2

Over the counter
Swap Agreements	$0	$0	$0	$0	$1	$1

	$0	$0	$0	$0	$3	$3

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$250	$16,503	$0	$16,753
Puerto Rico	0	74	0	74
U.S. Virgin Islands	0	300	0	300

	$250	$16,877	$0	$17,127

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$113	$0	$0	$113

Total Investments	$363	$16,877	$0	$17,240

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$7	$0	$0	$7
Over the counter	0	1	0	1

	$7	$1	$0	$8

Totals	$370	$16,878	$0	$17,248

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Short Duration Municipal Income Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.0%

MUNICIPAL BONDS & NOTES 95.6%

CALIFORNIA 94.7%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$759
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2016
4.000% due 10/01/2021	750	843
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	519
Alameda County, California Transportation Authority Revenue Notes, Series 2014
4.000% due 03/01/2019	2,275	2,452
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.540% due 04/01/2047	5,000	5,029
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.233% due 04/01/2045	2,200	2,201
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.500% due 04/01/2047	4,210	4,235
1.875% due 04/01/2047	1,000	1,017
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
4.000% due 08/01/2017	415	426
5.000% due 08/01/2018	430	463
5.000% due 08/01/2019	455	504
5.000% due 08/01/2020	475	542
Beverly Hills Public Financing Authority, California Revenue Notes, Series 2009
5.000% due 06/01/2018	150	160
Brentwood Infrastructure Financing Authority, California Special Assessment Notes, (AGM Insured), Series 2014
5.000% due 09/02/2018	570	615
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	272
California Health Facilities Financing Authority Revenue Bonds, Series 2016
1.250% due 10/01/2036	1,500	1,505
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	591
California Health Facilities Financing Authority Revenue Notes, Series 2011
5.000% due 08/15/2021	375	444
California Health Facilities Financing Authority Revenue Notes, Series 2012
4.000% due 11/15/2020	610	686
5.000% due 08/15/2017	1,000	1,036
5.000% due 11/15/2019	390	440
California Health Facilities Financing Authority Revenue Notes, Series 2016
5.000% due 08/15/2020	835	961
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.869% due 10/01/2047	3,000	2,987
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
1.317% due 11/01/2045	5,000	5,015
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	383
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016
5.000% due 07/01/2023	2,750	3,355
California Municipal Finance Authority Revenue Bonds, Series 2010
0.750% due 11/01/2035	2,000	2,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Department of Water Resources Revenue Bonds, Series 2014
1.140% due 12/01/2035	$1,250	$1,251
California State General Obligation Bonds, Series 2013
1.197% due 12/01/2029	2,750	2,750
4.000% due 12/01/2027	3,000	3,062
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,340	1,437
5.000% due 07/01/2019	80	89
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 10/01/2017	380	397
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,084
California State University Revenue Notes, Series 2015
5.000% due 11/01/2020	955	1,110
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	269
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028	2,700	2,713
California Statewide Communities Development Authority Revenue Bonds, Series 2009
0.720% due 04/01/2046	1,500	1,500
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,571
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,108
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	4,050	4,053
Contra Costa County, California Public Financing Authority Revenue Notes, Series 2015
4.000% due 06/01/2018	520	546
5.000% due 06/01/2018	200	213
5.000% due 06/01/2019	1,000	1,106
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,801
Fairfield, California Redevelopment Agency Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,093
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,086
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2016
1.340% due 05/01/2017	2,000	2,000
Irvine, California Special Assessment Notes, Series 2015
2.000% due 09/02/2017	975	987
4.000% due 09/02/2017	360	371
4.000% due 09/02/2018	800	849
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	475	533
5.000% due 09/01/2020	550	637
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	501
4.000% due 11/01/2017	470	486
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	138
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	537
Los Angeles County, California Redevelopment Authority Tax Allocation Notes, Series 2013
5.000% due 07/01/2017	550	567

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	$1,950	$2,188
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	736
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.760% due 07/01/2034	2,000	2,000
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,004
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	249
Metropolitan Water District of Southern California Revenue Bonds, Series 2000
0.760% due 07/01/2035	2,000	2,000
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2017	200	206
5.000% due 07/01/2018	250	268
Murrieta Valley Unified School District Public Financing Authority, California Special Tax, Series 2016
3.000% due 09/01/2019	1,115	1,170
5.000% due 09/01/2022	2,500	2,979
Oakland Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2021	585	679
Orange County, California Development Agency Tax Allocation Notes, Series 2014
5.000% due 09/01/2017	500	520
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	892
Palmdale Community Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2016
5.000% due 09/01/2019	560	623
5.000% due 09/01/2020	450	517
5.000% due 09/01/2021	350	413
5.000% due 09/01/2022	350	423
Pasadena Area Community College District, California General Obligation Notes, Series 2016
5.000% due 08/01/2022	490	595
5.000% due 08/01/2023	490	609
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,202
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2017	1,550	1,602
5.000% due 08/01/2018	2,500	2,682
5.000% due 08/01/2020	680	776
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	3,054
5.000% due 06/15/2020	2,680	3,055
Rancho Cordova Community Facilities District, California Special Tax Notes, Series 2016
4.000% due 09/01/2019	265	287
4.000% due 09/01/2020	375	413
4.000% due 09/01/2021	420	470
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,502
Sacramento City Financing Authority, California Revenue Notes, Series 2015
4.000% due 12/01/2018	3,150	3,357
5.000% due 12/01/2018	2,000	2,174
San Diego County, California Water Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	450	498
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	896

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	47

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco State Building Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2020	$2,675	$3,104
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2019	1,795	1,983
San Francisco, California City & County Airports Commission Revenue Notes, Series 2016
5.000% due 05/01/2021	1,500	1,768
San Francisco, California Public Utilities Commission Wastewater Revenue Notes, Series 2013
5.000% due 10/01/2020	300	348
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	259
Santa Clara Valley Transportation Authority, California Revenue Notes, Series 2010
4.000% due 04/01/2017	150	152
South Orange County, California Public Financing Authority Revenue Notes, Series 2016
5.000% due 04/01/2021	530	619
Tustin Community Facilities District, California Special Tax Notes, Series 2015
3.000% due 09/01/2018	500	522
3.000% due 09/01/2019	500	530
University of California Revenue Bonds, Series 2013
0.830% due 05/15/2048	2,500	2,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
West Sacramento Redevelopment Agency, California Tax Allocation Notes, Series 2016
4.000% due 09/01/2020	$585	$648
5.000% due 09/01/2021	815	959
5.000% due 09/01/2022	860	1,034

		139,750

UTAH 0.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,311

Total Municipal Bonds & Notes (Cost $140,127)		141,061

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (a) 0.4%
		542

Total Short-Term Instruments (Cost $542)		542

Total Investments in Securities (Cost $140,669)		141,603

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	749,955	$7,414

Total Short-Term Instruments (Cost $7,414)		7,414

Total Investments in Affiliates (Cost $7,414)		7,414

Total Investments 101.0% (Cost $148,083)		$149,017

Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		5

Other Assets and Liabilities, net (1.0)%		(1,551)

Net Assets 100.0%		$147,471

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$542	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	$(556)	$542	$542

Total Repurchase Agreements						$(556)	$542	$542

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$542	$0	$0	$542	$(556)	$(14)

Total Borrowings and Other Financing Transactions	$542	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$ 3,000	$0	$5	$5	$0

Total Swap Agreements						$0	$5	$5	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
CBK	$0	$0	$5	$5	$0	$0	$0	$0	$5	$0	$5

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$5	$5

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$5	$5

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	49

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$139,750	$0	$139,750
Utah	0	1,311	0	1,311
Short-Term Instruments
Repurchase Agreements	0	542	0	542

	$0	$141,603	$0	$141,603

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,414	$0	$0	$7,414

Total Investments	$7,414	$141,603	$0	$149,017

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Financial Derivative Instruments - Assets
Over the counter	$0	$5	$0	$5

Totals	$7,414	$141,608	$0	$149,022

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Municipal Bond Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.8%

CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.6%
IFP Funding LLC
6.500% due 04/01/2017	$6,000	$5,986

Total Corporate Bonds & Notes (Cost $6,000)		5,986

MUNICIPAL BONDS & NOTES 93.1%

ALABAMA 2.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	906
6.000% due 06/01/2050	875	1,004
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	9,675	7,629
6.500% due 10/01/2053	8,750	11,002
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,347

		21,888

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	189

ARIZONA 1.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,755
Glendale Industrial Development Authority, Arizona Revenue Bonds, Series 2016
4.250% due 11/15/2026	250	250
5.000% due 11/15/2036	300	304
5.250% due 11/15/2046	500	510
5.250% due 11/15/2051	375	380
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,064
La Paz County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.000% due 02/15/2036	820	911
5.000% due 02/15/2046	1,290	1,411
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,106
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	994

		10,685

CALIFORNIA 9.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.840% due 04/01/2045	600	600
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,696
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	12,375	14,815
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	640
7.000% due 10/01/2039	500	513

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	$1,000	$1,206
7.750% due 04/01/2031	795	985
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,023
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,093
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	780
5.000% due 06/01/2046	2,590	2,724
5.000% due 06/01/2051	1,000	1,039
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	572
California State General Obligation Bonds, Series 2016
1.130% due 12/01/2031 (a)	3,500	3,500
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	140	144
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.250% due 12/01/2056	15,000	17,161
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,672
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,392
5.000% due 09/01/2034	1,300	1,439
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,121
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,464
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,260
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,199
7.000% due 11/01/2034	2,800	4,172
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,168
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	390	449
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008
0.860% due 04/01/2036	1,700	1,700
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,899
6.250% due 10/01/2040	1,000	1,265
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,147
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	568

		86,407

COLORADO 1.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 05/15/2037 ^	770	793
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,070

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	$2,500	$2,830
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	504
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	532
5.750% due 12/01/2045	1,000	1,063
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016
4.375% due 12/01/2033	750	744
5.000% due 12/01/2045	1,250	1,273
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,931
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	866

		12,606

CONNECTICUT 0.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,099
5.000% due 09/01/2053	1,500	1,640
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	750	835

		3,574

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	480

DISTRICT OF COLUMBIA 0.5%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	165	207
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2006
0.000% due 06/15/2046 (b)	31,000	4,293

		4,500

FLORIDA 4.2%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,239
8.000% due 10/01/2046	1,250	1,542
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	2,087
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	251
Florida Development Finance Corp. Revenue Bonds, Series 2015
6.125% due 06/15/2046	3,000	3,178
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	220	244
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,000
JEA Water & Sewer System, Florida Revenue Bonds, Series 2008
0.860% due 10/01/2041	300	300
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,373

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	51

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Miami Beach Redevelopment Agency, Florida Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 02/01/2040	$3,000	$3,512
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,825	3,117
5.000% due 06/01/2040	3,330	3,640
5.000% due 06/01/2048	3,000	3,268
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,226
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,792
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,683
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2046	3,000	3,575
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	710	717
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,805	2,140

		37,884

GEORGIA 0.7%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	251
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,552
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	4,000	4,691

		6,494

ILLINOIS 9.2%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,007
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2046	1,000	1,135
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2029	1,705	1,832
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	7,440
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2040	1,480	1,495
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2035	3,000	3,110
Chicago, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2026	1,000	1,078
5.500% due 01/01/2033	9,000	9,658
5.500% due 01/01/2034	165	176
Chicago, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2027	5,500	5,930
Chicago, Illinois General Obligation Notes, Series 2016
5.000% due 01/01/2026	1,500	1,628
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,648
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,116
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	497
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	531
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,829

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2030	$1,245	$1,340
5.000% due 03/01/2037	1,200	1,270
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2038	6,000	6,699
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2028	3,000	3,350
Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2035	5,000	4,903
5.000% due 01/01/2027	7,000	8,013
Illinois State General Obligation Notes, Series 2014
5.000% due 05/01/2024	5,010	5,732
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 12/01/2032	5,000	6,076
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	973
Tender Option Bond Trust Receipts/Certificates, Illinois Revenue Bonds, Series 2016
15.749% due 01/01/2040	2,500	4,333

		83,799

INDIANA 0.9%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	416
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,113
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,739
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,823
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,705	2,042

		8,233

IOWA 1.2%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,083
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
2.700% due 11/15/2046 ^	2,003	1,738
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,004
5.625% due 06/01/2046	5,000	5,019

		10,847

KANSAS 0.4%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^	4,063	894
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	250
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	529
5.250% due 12/01/2036	500	534
5.375% due 12/01/2046	1,125	1,202

		3,409

KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.5%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	$1,000	$1,244
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2006
6.125% due 06/01/2025	2,250	2,444
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	554

		4,242

MAINE 1.1%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,038
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	4,000	4,602

		9,640

MARYLAND 1.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,560	7,719
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	289
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,857

		10,865

MASSACHUSETTS 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2016
5.000% due 06/01/2041 (a)	2,000	2,446
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2000
0.770% due 03/01/2030	1,900	1,900
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	665	714

		5,060

MICHIGAN 3.2%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036 ^	430	86
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	670	670
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,201
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	695	696
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	9,885	10,887
5.000% due 07/01/2033	2,000	2,309
5.000% due 07/01/2044	4,500	4,961
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2034	2,000	2,342
5.000% due 07/01/2035	2,000	2,329
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	760

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	$1,000	$1,005
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	985	969
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	569

		28,784

MINNESOTA 0.7%
Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2016
5.000% due 08/01/2036	375	390
5.000% due 08/01/2046	750	777
5.000% due 08/01/2051	555	570
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,065
Rochester, Minnesota Revenue Bonds, Series 2016
5.000% due 11/15/2035 (a)	1,000	1,367
5.000% due 11/15/2036 (a)	1,000	1,374
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	515

		6,058

MISSOURI 0.3%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	229
5.550% due 10/01/2036	45	41
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,523
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	262
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	520

		2,575

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	166

NEBRASKA 0.6%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,771

NEVADA 0.4%
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,600	3,602

NEW JERSEY 5.7%
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,190	1,301
Casino Reinvestment Development Authority, New Jersey Revenue Bonds, Series 2014
5.250% due 11/01/2039	1,650	1,751
5.250% due 11/01/2044	1,625	1,708
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,642

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2041	$1,000	$1,149
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2029 (b)	5,000	3,159
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2045	8,625	9,365
5.000% due 06/15/2046	2,500	2,712
5.250% due 06/15/2041	1,000	1,128
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,846
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	4,030
5.000% due 06/01/2041	22,000	21,243

		52,034

NEW YORK 12.6%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	4,087
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
5.500% due 09/01/2045	10,500	12,592
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,486
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.250% due 06/01/2026	5,000	5,036
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
0.840% due 08/01/2039	1,700	1,700
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (d)	15,000	19,305
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2040	3,000	3,616
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	80,000	3,425
5.000% due 06/01/2042	2,500	2,479
5.000% due 06/01/2045	2,000	1,970
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,848
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	12,250	14,126
5.375% due 11/15/2040	4,000	4,768
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	592
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 02/15/2041	4,000	4,764
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.103% due 10/01/2036	5,600	5,152
New York State Thruway Authority Revenue Bonds, Series 2016
4.000% due 01/01/2056	1,000	1,069
5.000% due 01/01/2051	5,000	5,899
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 08/01/2026	2,500	2,773
5.000% due 08/01/2031	3,750	4,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2021	$1,500	$1,684
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,050

		114,521

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	50
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	828
6.000% due 04/01/2038	500	519
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	627

		2,024

OHIO 5.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	21,500	20,987
5.375% due 06/01/2024	5,000	4,949
5.875% due 06/01/2047	2,205	2,163
6.500% due 06/01/2047	16,285	16,608
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,975

		50,682

OKLAHOMA 0.7%
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036	790	830
6.875% due 11/01/2046	1,625	1,725
7.000% due 11/01/2051	3,250	3,455

		6,010

OREGON 0.0%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	217

PENNSYLVANIA 3.6%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	809
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	523
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	480	465
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Bonds, Series 2015
5.250% due 12/01/2045	700	736
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	538
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,273
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	256
6.375% due 07/01/2030	1,000	1,024
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	549

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	53

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	$400	$472
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	4,000	4,689
5.000% due 12/01/2045	12,000	14,013
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2041	3,000	3,454
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,569
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	485	490

		32,860

PUERTO RICO 1.7%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.953% due 07/01/2029	10,195	7,493
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003
5.500% due 07/01/2020 ^	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.200% due 07/01/2019 ^	20	13
5.000% due 07/01/2018 ^	15	10
5.000% due 07/01/2020 ^	735	497
5.000% due 07/01/2021 ^	505	343
5.000% due 07/01/2022 ^	50	34
5.000% due 07/01/2024 ^	145	98
5.000% due 07/01/2025 ^	70	47
5.000% due 07/01/2026 ^	10	7
5.000% due 07/01/2032 ^	300	202
5.000% due 07/01/2037 ^	120	81
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.250% due 07/01/2033 ^	20	13
5.375% due 07/01/2024 ^	55	37
5.500% due 07/01/2020 ^	10	7
5.500% due 07/01/2021 ^	55	38
5.500% due 07/01/2038 ^	160	109
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^	100	67
3.875% due 07/01/2023 ^	75	51
4.250% due 07/01/2020 ^	1,375	929
4.375% due 07/01/2021 ^	45	30
4.500% due 07/01/2023 ^	15	10
4.600% due 07/01/2024 ^	50	34
4.625% due 07/01/2025 ^	35	24
4.750% due 07/01/2026 ^	245	165
4.750% due 07/01/2027 ^	50	34
5.000% due 07/01/2020 ^	20	14
5.000% due 07/01/2021 ^	60	41
5.000% due 07/01/2022 ^	35	24
5.000% due 07/01/2024 ^	50	34
5.000% due 07/01/2025 ^	25	17
5.000% due 07/01/2026 ^	65	43
5.250% due 07/01/2020 ^	140	95
5.250% due 07/01/2021 ^	260	176
5.250% due 07/01/2022 ^	40	26
5.250% due 07/01/2025 ^	25	17
5.250% due 07/01/2026 ^	100	67
5.250% due 07/01/2027 ^	140	95
5.250% due 07/01/2030 ^	15	10
5.250% due 07/01/2031 ^	30	20
5.250% due 07/01/2040 ^	115	78
5.750% due 07/01/2036 ^	25	17
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^	100	67

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/01/2042 ^	$55	$37
5.050% due 07/01/2042 ^	140	94
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^	665	453
7.000% due 07/01/2033 ^	10	7
7.000% due 07/01/2040 ^	20	14
7.000% due 07/01/2043 ^	85	58
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.300% due 07/01/2019 ^	75	50
3.500% due 07/01/2020 ^	395	267
4.100% due 07/01/2019 ^	100	68
5.000% due 07/01/2018 ^	180	122
5.000% due 07/01/2019 ^	60	41
5.000% due 07/01/2020 ^	5,000	3,378

		15,817

RHODE ISLAND 2.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (b)	90,000	9,327
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	11,000	11,681

		21,008

SOUTH CAROLINA 0.8%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,919
South Carolina Ports Authority Revenue Bonds, Series 2015
5.250% due 07/01/2050	5,000	5,776

		7,695

TENNESSEE 0.2%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,102
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	564

		1,666

TEXAS 14.2%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,201
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	6,000	6,986
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	574
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,143
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	810
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,698
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	851
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	240	298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	$3,500	$4,059
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2015
5.000% due 07/01/2035	2,000	2,325
5.000% due 07/01/2047	7,500	8,473
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	3,025	3,239
5.000% due 04/01/2031	1,300	1,545
5.000% due 04/01/2036	1,000	1,157
5.000% due 07/01/2036	1,250	1,317
5.000% due 07/01/2046	4,500	5,043
5.000% due 04/01/2048	5,885	6,653
5.000% due 07/01/2051	1,250	1,460
5.250% due 07/01/2036	400	435
5.750% due 07/01/2051	1,000	1,113
7.000% due 07/01/2051	725	749
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
5.000% due 04/01/2023	385	452
5.000% due 04/01/2024	405	480
5.000% due 04/01/2025	425	505
5.000% due 04/01/2026	445	530
6.000% due 07/01/2026	125	127
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	159
5.750% due 01/01/2033	350	371
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,228
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,153
North Texas Tollway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	1,000	1,167
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	573
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	17,750	18,706
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,086
5.500% due 01/01/2032	500	557
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	143
6.000% due 09/15/2046	365	373
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,083
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	20,235	25,687
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2016
5.000% due 12/31/2050	1,000	1,148
5.000% due 12/31/2055	2,000	2,279
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	16,775	17,663
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,164

		129,763

U.S. VIRGIN ISLANDS 1.2%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	4,500	4,512
6.625% due 10/01/2029	1,400	1,458

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	$3,725	$3,712
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Notes, Series 2009
5.000% due 10/01/2019	1,500	1,533

		11,215

UTAH 0.3%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,355
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	679
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	443

		2,477

VIRGINIA 0.2%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	8
6.000% due 06/01/2043	354	337
Lewistown Commerce Center Community Development Authority, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	572	567
6.050% due 03/01/2054 ^	600	90
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	964	998

		2,000

WASHINGTON 0.6%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,048

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	$250	$287
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.240% due 01/01/2035	1,500	1,502
Washington State Housing Finance Commission Revenue Bonds, Series 2015
7.000% due 07/01/2050	750	811
Washington State Housing Finance Commission Revenue Bonds, Series 2016
5.000% due 07/01/2036	355	388
5.000% due 07/01/2046	750	813
5.000% due 07/01/2051	1,000	1,081

		5,930

WEST VIRGINIA 0.0%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	480	441

WISCONSIN 2.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	6,000	6,420
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,360
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,107
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2039 (d)	12,000	13,174

		23,061

Total Municipal Bonds & Notes (Cost $789,283)		848,494

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (e) 0.1%
		$509

Total Short-Term Instruments (Cost $509)		509

Total Investments in Securities (Cost $795,792)		854,989

	SHARES
INVESTMENTS IN AFFILIATES 8.5%

SHORT-TERM INSTRUMENTS 8.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio III	7,810,609	77,216

Total Short-Term Instruments (Cost $77,206)		77,216

Total Investments in Affiliates (Cost $77,206)		77,216

Total Investments 102.3% (Cost $872,998)		$932,205

Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $0)		631

Other Assets and Liabilities, net (2.4)%		(21,613)

Net Assets 100.0%		$911,223

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(e) in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$509	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	$(519)	$509	$509

Total Repurchase Agreements						$(519)	$509	$509

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	55

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$509	$0	$0	$509	$(519)	$(10)

Total Borrowings and Other Financing Transactions	$509	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Short	12/2016	179	$(37)	$76	$0

Total Futures Contracts				$(37)	$76	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

Cash of $592 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$76	$0	$76	$0	$0	$0	$0

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

ASSET SWAPS

Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015 8.000% due 04/01/2018	Cash Flow from Underlying Asset	1-Month USD-LIBOR plus a specified spread	04/01/2018	$12,500	$0	$495	$495	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$ 17,000	$0	$40	$40	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021	11,800	0	20	20	0

						$0	$60	$60	$0

Total Swap Agreements						$0	$555	$555	$0

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
BOA	$0	$0	$535	$535	$0	$0	$0	$0	$535	$(530)	$5
CBK	0	0	20	20	0	0	0	0	20	0	20

Total Over the Counter	$0	$0	$555	$555	$0	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$76	$76

Over the counter
Swap Agreements	$0	$495	$0	$0	$60	$555

	$0	$495	$0	$0	$136	$631

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$510	$510

Over the counter
Swap Agreements	$0	$(127)	$0	$0	$(41)	$(168)

	$0	$(127)	$0	$0	$469	$342

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(36)	$(36)

Over the counter
Swap Agreements	$0	$477	$0	$0	$60	$537

	$0	$477	$0	$0	$24	$501

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	57

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$5,986	$5,986
Municipal Bonds & Notes
Alabama	0	21,888	0	21,888
Alaska	0	189	0	189
Arizona	0	10,685	0	10,685
California	3,500	82,907	0	86,407
Colorado	0	12,606	0	12,606
Connecticut	0	3,574	0	3,574
Delaware	0	480	0	480
District of Columbia	0	4,500	0	4,500
Florida	0	37,884	0	37,884
Georgia	0	6,494	0	6,494
Illinois	0	83,799	0	83,799
Indiana	0	8,233	0	8,233
Iowa	0	10,847	0	10,847
Kansas	0	3,409	0	3,409
Kentucky	0	1,315	0	1,315
Louisiana	0	4,242	0	4,242
Maine	0	9,640	0	9,640
Maryland	0	10,865	0	10,865
Massachusetts	0	5,060	0	5,060
Michigan	0	28,784	0	28,784
Minnesota	0	6,058	0	6,058
Missouri	0	2,575	0	2,575
Montana	0	166	0	166
Nebraska	0	5,771	0	5,771
Nevada	0	3,602	0	3,602
New Jersey	0	52,034	0	52,034
New York	0	114,521	0	114,521
North Carolina	0	2,024	0	2,024
Ohio	0	50,682	0	50,682

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Oklahoma	$0	$6,010	$0	$6,010
Oregon	0	217	0	217
Pennsylvania	0	32,860	0	32,860
Puerto Rico	0	15,817	0	15,817
Rhode Island	0	21,008	0	21,008
South Carolina	0	7,695	0	7,695
Tennessee	0	1,666	0	1,666
Texas	0	129,763	0	129,763
U.S. Virgin Islands	0	11,215	0	11,215
Utah	0	2,477	0	2,477
Virginia	0	2,000	0	2,000
Washington	0	5,930	0	5,930
West Virginia	0	441	0	441
Wisconsin	0	23,061	0	23,061
Short-Term Instruments
Repurchase Agreements	0	509	0	509

	$3,500	$845,503	$5,986	$854,989

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$77,216	$0	$0	$77,216

Total Investments	$80,716	$845,503	$5,986	$932,205

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	76	0	0	76
Over the counter	0	60	495	555

	$76	$60	$495	$631

Totals	$80,792	$845,563	$6,481	$932,836

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Bond Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.7%
IFP Funding LLC
6.500% due 04/01/2017	$5,000	$4,988

Total Corporate Bonds & Notes (Cost $5,000)		4,988

MUNICIPAL BONDS & NOTES 98.7%

ALABAMA 2.5%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,334
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	12,574
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,000	2,694

		18,602

ARIZONA 1.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,489
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	2,245	2,842

		7,331

CALIFORNIA 17.3%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	6,111
5.000% due 12/01/2032	3,000	3,653
5.000% due 12/01/2033	3,500	4,246
5.000% due 12/01/2034	3,000	3,626
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.840% due 04/01/2045	3,775	3,775
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,814
5.000% due 04/01/2038	10,000	12,006
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,131
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	12,375	14,815
California Pollution Control Financing Authority Revenue Notes, Series 2015
3.000% due 11/01/2025	1,000	1,065
California State General Obligation Bonds, Series 2004
0.700% due 05/01/2034	4,200	4,200
California State General Obligation Bonds, Series 2016
1.130% due 12/01/2031 (a)	2,750	2,750
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,671
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	5,178
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2030	875	1,038
5.000% due 12/01/2031	650	768
5.000% due 12/01/2036	1,000	1,154
5.250% due 12/01/2056	5,000	5,720

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 08/01/2027 (b)	$4,000	$3,080
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	4,800	4,879
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,920
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,573
5.125% due 05/01/2030	1,500	1,719
5.125% due 05/01/2031	1,500	1,714
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2041	3,600	4,228
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 1998
0.000% due 07/01/2018 (b)	2,385	2,339
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008
0.860% due 04/01/2036	10,600	10,600

		130,774

COLORADO 3.7%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,537
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	290	291
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	11,320
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	14,528

		27,676

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	3,042

FLORIDA 4.1%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,757
Escambia County, Florida Revenue Bonds, Series 2003
1.150% due 06/01/2023	3,000	2,996
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,328
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,412
JEA Water & Sewer System, Florida Revenue Bonds, Series 2008
0.860% due 10/01/2041	1,800	1,800
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	857
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2015
5.000% due 06/01/2035	1,920	2,118
5.000% due 06/01/2048	2,000	2,179
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,695

		31,142

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 2.8%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	$15,000	$17,498
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,518

		21,016

IDAHO 0.9%
Idaho State General Obligation Notes, Series 2016
2.000% due 06/30/2017	7,000	7,059

ILLINOIS 9.8%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	2,250	2,380
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,500	4,746
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,531
Chicago, Illinois General Obligation Bonds, Series 2011
5.000% due 01/01/2040	1,650	1,671
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	2,835	3,010
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2035	5,000	5,309
5.500% due 01/01/2039	4,500	4,750
Chicago, Illinois Waterworks Revenue Bonds, (AGM/CR Insured), Series 1999
5.000% due 11/01/2029	1,000	1,227
Illinois Finance Authority Revenue Bonds, Series 2009
0.780% due 08/01/2043	1,900	1,900
5.750% due 07/01/2033	1,800	1,951
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	531
Illinois Finance Authority Revenue Bonds, Series 2016
1.716% due 05/01/2036	1,000	1,002
5.000% due 02/15/2032	2,000	2,317
5.000% due 02/15/2033	2,500	2,885
5.000% due 02/15/2041	6,200	6,968
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,705
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2032	1,345	1,439
5.000% due 03/01/2036	1,185	1,256
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2025	2,135	2,475
Illinois State General Obligation Bonds, Series 2016
5.000% due 01/01/2027	4,000	4,579
5.000% due 01/01/2033	5,000	5,521
Illinois State General Obligation Notes, Series 2014
5.000% due 05/01/2024	5,000	5,720
Tender Option Bond Trust Receipts/Certificates, Illinois Revenue Bonds, Series 2016
15.749% due 01/01/2040	2,500	4,333
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (b)	2,945	2,798

		74,004

INDIANA 0.5%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	541
Whiting, Indiana Revenue Bonds, Series 2016
5.000% due 03/01/2046	3,000	3,531

		4,072

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	59

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	$500	$566

MAINE 0.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,150

MARYLAND 1.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,665

MASSACHUSETTS 2.8%
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2016
5.000% due 06/01/2041 (a)	1,000	1,223
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2000
0.770% due 03/01/2030	11,950	11,950
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	8,050

		21,223

MICHIGAN 2.1%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,166
Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,287
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2021	2,000	2,284
5.000% due 04/01/2022	3,000	3,500
5.000% due 04/01/2024	1,000	1,197
5.000% due 04/01/2025	1,000	1,209
Michigan Strategic Fund Revenue Bonds, Series 2008
1.450% due 08/01/2029	2,000	1,998

		15,641

MINNESOTA 1.1%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2028 (a)	2,500	3,207
Rochester, Minnesota Revenue Bonds, Series 2016
5.000% due 11/15/2034 (a)	4,000	5,441

		8,648

MISSOURI 0.3%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,087

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,771
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,506

		9,277

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.3%
Henderson Local Improvement Districts, Nevada Special Assessment Bonds, Series 2016
4.000% due 09/01/2032	$785	$816
4.000% due 09/01/2035	1,125	1,156

		1,972

NEW HAMPSHIRE 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,106

NEW JERSEY 5.2%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	235	244
6.500% due 04/01/2031	500	620
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2033	3,000	3,326
New Jersey Educational Facilities Authority Revenue Notes, Series 2016
5.000% due 07/01/2025	5,000	6,050
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,859
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,468
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2029 (b)	7,000	4,423
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.250% due 12/15/2023	4,100	4,838
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,750	2,008
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	3,000	3,255
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2025	2,380	2,730
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	5,000	4,828

		39,649

NEW MEXICO 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,360	1,406

NEW YORK 17.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,839
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
5.500% due 09/01/2045	5,000	5,996
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,177
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	12,049
New York City, New York General Obligation Bonds, Series 2010
0.900% due 03/01/2039	11,500	11,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	$4,145	$4,158
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,954
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
0.840% due 08/01/2039	10,700	10,700
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,605
5.000% due 02/01/2028	8,140	9,923
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (c)	15,000	19,305
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016
5.000% due 08/01/2040	2,850	3,464
New York Counties Tobacco Trust, U.S. Virgin Islands Revenue Bonds, Series 2016
5.000% due 06/01/2051	2,500	2,764
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,833
5.750% due 11/15/2051	5,000	5,899
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	3,535	4,076
5.375% due 11/15/2040	2,000	2,384
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.103% due 10/01/2036	3,625	3,335
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 08/01/2026	2,000	2,219
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2020	1,000	1,106
5.000% due 08/01/2021	2,000	2,246
Town of Oyster Bay, New York General Obligation Notes, Series 2016
3.750% due 03/31/2017	2,120	2,131
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,428

		134,091

NORTH CAROLINA 1.4%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,765
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,839
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,897

		10,501

OHIO 5.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	14,525	14,178
5.375% due 06/01/2024	6,885	6,814
5.875% due 06/01/2047	3,500	3,434
6.500% due 06/01/2047	2,450	2,499

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	$5,245	$6,099
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,280
5.250% due 02/15/2029	2,900	3,485

		39,789

OREGON 0.2%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,143
5.000% due 06/15/2031	500	564

		1,707

PENNSYLVANIA 1.1%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2028	1,000	1,238
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,018
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,694

		7,950

PUERTO RICO 0.6%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.953% due 07/01/2029	5,665	4,164

TENNESSEE 0.8%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,741
5.000% due 02/01/2024	1,400	1,678

		6,419

TEXAS 10.3%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	5,000	5,847
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,179
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	5,141
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.870% due 12/01/2024	1,500	1,500
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	155	171

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2003
0.760% due 08/01/2022	$1,900	$1,900
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.820% due 05/01/2046	5,700	5,700
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	2,000	2,142
5.000% due 04/01/2031	325	386
5.000% due 04/01/2036	355	411
5.000% due 07/01/2046	10,310	11,927
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	928
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,377
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	143
6.000% due 09/15/2046	360	368
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,664
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,507
5.250% due 12/15/2022	3,825	4,541
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	12,000	15,233
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,756
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (d)	1,200	1,297

		78,118

VIRGINIA 0.6%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,276
Richmond, Virginia Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,394

		4,670

WASHINGTON 1.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,586
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.240% due 01/01/2035	1,500	1,502
Yakima County, Washington School District No. 208 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,232

		8,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2011
1.700% due 01/01/2041	$2,500	$2,499

WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2039 (c)	5,000	5,489

WYOMING 0.8%
Uinta County, Wyoming Revenue Bonds, Series 1993
0.780% due 08/15/2020	5,700	5,700

Total Municipal Bonds & Notes (Cost $682,216)		745,525

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (e) 0.1%
		540

Total Short-Term Instruments (Cost $540)		540

Total Investments in Securities (Cost $687,756)		751,053

	SHARES
INVESTMENTS IN AFFILIATES 3.8%

SHORT-TERM INSTRUMENTS 3.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	2,934,210	29,008

Total Short-Term Instruments (Cost $28,988)		29,008

Total Investments in Affiliates (Cost $28,988)		29,008

Total Investments 103.3% (Cost $716,744)		$780,061

Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $0)		564

Other Assets and Liabilities, net (3.4)%		(25,507)

Net Assets 100.0%		$755,118

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(e) in the Notes to Financial Statements for more information

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	61

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$ 1,200	$1,297	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$540	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(555)	$540	$540

Total Repurchase Agreements						$(555)	$540	$540

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$540	$0	$0	$540	$(555)	$(15)

Total Borrowings and Other Financing Transactions	$540	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Short	12/2016	45	$(15)	$19	$0

Total Futures Contracts				$(15)	$19	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

Cash of $111 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$19	$0	$19	$0	$0	$0	$0

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

ASSET SWAPS

Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015 8.000% due 04/01/2018	Cash Flow from Underlying Asset	1-Month USD-LIBOR plus a specified spread	04/01/2018	$12,500	$0	$494	$494	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$ 14,200	$0	$34	$34	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021	10,000	0	17	17	0

						$0	$51	$51	$0

Total Swap Agreements						$0	$545	$545	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
BOA	$0	$0	$528	$528	$0	$0	$0	$0	$528	$(520)	$8
CBK	0	0	17	17	0	0	0	0	17	0	17

Total Over the Counter	$0	$0	$545	$545	$0	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$19	$19

Over the counter
Swap Agreements	$0	$494	$0	$0	$51	$545

	$0	$494	$0	$0	$70	$564

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	63

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$535	$535

Over the counter
Swap Agreements	$0	$(157)	$0	$0	$(11)	$(168)

	$0	$(157)	$0	$0	$524	$367

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(13)	$(13)

Over the counter
Swap Agreements	$0	$477	$0	$0	$50	$527

	$0	$477	$0	$0	$37	$514

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$4,988	$4,988
Municipal Bonds & Notes
Alabama	0	18,602	0	18,602
Arizona	0	7,331	0	7,331
California	2,750	128,024	0	130,774
Colorado	0	27,676	0	27,676
District of Columbia	0	3,042	0	3,042
Florida	0	31,142	0	31,142
Georgia	0	21,016	0	21,016
Idaho	0	7,059	0	7,059
Illinois	0	74,004	0	74,004
Indiana	0	4,072	0	4,072
Kansas	0	566	0	566
Maine	0	1,150	0	1,150
Maryland	0	8,665	0	8,665
Massachusetts	0	21,223	0	21,223
Michigan	0	15,641	0	15,641
Minnesota	0	8,648	0	8,648
Missouri	0	2,087	0	2,087
Nebraska	0	9,277	0	9,277
Nevada	0	1,972	0	1,972
New Hampshire	0	1,106	0	1,106
New Jersey	0	39,649	0	39,649
New Mexico	0	1,406	0	1,406
New York	0	134,091	0	134,091
North Carolina	0	10,501	0	10,501
Ohio	0	39,789	0	39,789
Oregon	0	1,707	0	1,707

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Pennsylvania	$0	$7,950	$0	$7,950
Puerto Rico	0	4,164	0	4,164
Tennessee	0	6,419	0	6,419
Texas	0	78,118	0	78,118
Virginia	0	4,670	0	4,670
Washington	0	8,320	0	8,320
West Virginia	0	2,499	0	2,499
Wisconsin	0	5,489	0	5,489
Wyoming	0	5,700	0	5,700
Short-Term Instruments
Repurchase Agreements	0	540	0	540

	$2,750	$743,315	$4,988	$751,053

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,008	$0	$0	$29,008

Total Investments	$31,758	$743,315	$4,988	$780,061

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	0	0	19
Over the counter	0	51	494	545

	$19	$51	$494	$564

Totals	$31,777	$743,366	$5,482	$780,625

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.9%

MUNICIPAL BONDS & NOTES 90.9%

CALIFORNIA 2.3%
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	$1,005	$1,215
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2017	500	514

		1,729

COLORADO 1.2%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	620
Board of Governors of Colorado State University System Revenue Notes, Series 2010
5.000% due 03/01/2018	250	264

		884

CONNECTICUT 4.3%
Connecticut Special Tax State Revenue Bonds, Series 2016
5.000% due 09/01/2027	1,000	1,261
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 1999
1.000% due 07/01/2033	1,000	1,001
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.306% due 07/01/2049	1,000	997

		3,259

DISTRICT OF COLUMBIA 0.7%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	548

FLORIDA 3.1%
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	624
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2016
5.000% due 10/01/2029	700	869
Orlando Utilities Commission, Florida Revenue Notes, Series 2013
5.000% due 10/01/2021	725	860

		2,353

GEORGIA 1.4%
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	1,000	1,025

GUAM 1.4%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	1,016

ILLINOIS 9.2%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2027	500	610
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2018	650	665
Chicago, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2026	1,000	1,078

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois Waterworks Revenue Bonds, Series 2004
5.000% due 11/01/2027	$500	$604
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	329
Illinois Finance Authority Revenue Bonds, Series 2001
0.500% due 07/01/2036	750	748
Illinois Finance Authority Revenue Notes, Series 2016
5.000% due 02/15/2024	500	583
Illinois State General Obligation Bonds, Series 2014
5.000% due 02/01/2025	1,000	1,131
Illinois State General Obligation Notes, Series 2016
5.000% due 01/01/2026	1,000	1,155

		6,903

INDIANA 0.2%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	109

LOUISIANA 3.8%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	1,039
5.000% due 05/15/2029	1,000	1,215
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	500	607

		2,861

MASSACHUSETTS 2.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 12/01/2029	750	939
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2024	1,000	1,234

		2,173

MICHIGAN 2.5%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	593
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	111
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2023	1,000	1,184

		1,888

MINNESOTA 0.1%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	105

MISSOURI 0.1%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	40	46

NEBRASKA 1.2%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	875

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 4.8%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	$5	$5
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 01/01/2024	570	668
New Jersey Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2027	750	938
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,000	1,147
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	571
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	301

		3,630

NEW MEXICO 1.3%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	993

NEW YORK 12.7%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2027	1,200	1,512
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 01/01/2026	1,000	1,257
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	951
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,223
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,228
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 07/01/2026	250	321
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,100
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 08/01/2026	1,000	1,109
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	209
Town of Oyster Bay, New York General Obligation Notes, Series 2016
3.750% due 03/31/2017	680	683

		9,593

NORTH CAROLINA 3.5%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,417
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,230

		2,647

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	65

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 6.6%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	$150	$157
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	238
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,220
Hamilton County, Ohio Convention Facilities Authority Revenue Notes, Series 2014
5.000% due 12/01/2016	1,200	1,208
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,221
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	895

		4,939

OKLAHOMA 0.1%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	103

OREGON 0.9%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	689

PENNSYLVANIA 6.3%
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	614
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,222
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	1,000	998
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,000	1,021
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	606
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	308

		4,769

PUERTO RICO 0.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.953% due 07/01/2029	345	254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH DAKOTA 1.3%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2024	$250	$308
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	653

		961

TENNESSEE 1.7%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,263

TEXAS 12.4%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	1,100	1,346
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,205
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	393
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	846
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	598
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	108
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	881
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.820% due 05/01/2046	1,000	1,000
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,054
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,904

		9,335

UTAH 1.3%
Murray, Utah Revenue Bonds, Series 2003
0.810% due 05/15/2036	1,000	1,000

VIRGINIA 1.2%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	750	773

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	$5	$5
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	123

		901

WASHINGTON 0.2%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	166

WEST VIRGINIA 1.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2011
1.700% due 01/01/2041	1,000	1,000

WISCONSIN 0.6%
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	429

Total Municipal Bonds & Notes (Cost $64,934)		68,446

SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (a) 1.0%
		736

Total Short-Term Instruments (Cost $736)		736

Total Investments in Securities (Cost $65,670)		69,182

	SHARES
INVESTMENTS IN AFFILIATES 7.2%

SHORT-TERM INSTRUMENTS 7.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	551,693	5,454

Total Short-Term Instruments (Cost $5,454)		5,454

Total Investments in Affiliates (Cost $5,454)		5,454

Total Investments 99.1% (Cost $71,124)		$74,636

Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $0)		11

Other Assets and Liabilities, net 0.9%		691

Net Assets 100.0%		$75,338

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$736	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(754)	$736	$736

Total Repurchase Agreements						$(754)	$736	$736

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$736	$0	$0	$736	$(754)	$(18)

Total Borrowings and Other Financing Transactions	$736	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Short	12/2016	14	$(1)	$6	$0

Total Futures Contracts				$(1)	$6	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

Cash of $54 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6	$0	$6	$0	$0	$0	$0

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$ 1,300	$0	$3	$3	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021	900	0	2	2	0

						$0	$5	$5	$0

Total Swap Agreements						$0	$5	$5	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	67

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
BOA	$0	$0	$3	$3	$0	$0	$0	$0	$3	$0	$3
CBK	0	0	2	2	0	0	0	0	2	0	2

Total Over the Counter	$0	$0	$5	$5	$0	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6

Over the counter
Swap Agreements	$0	$0	$0	$0	$5	$5

	$0	$0	$0	$0	$11	$11

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1)	$(1)

Over the counter
Swap Agreements	$0	$0	$0	$0	$5	$5

	$0	$0	$0	$0	$4	$4

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,729	$0	$1,729
Colorado	0	884	0	884
Connecticut	0	3,259	0	3,259
District of Columbia	0	548	0	548
Florida	0	2,353	0	2,353
Georgia	0	1,025	0	1,025
Guam	0	1,016	0	1,016
Illinois	0	6,903	0	6,903
Indiana	0	109	0	109
Louisiana	0	2,861	0	2,861
Massachusetts	0	2,173	0	2,173
Michigan	0	1,888	0	1,888
Minnesota	0	105	0	105
Missouri	0	46	0	46
Nebraska	0	875	0	875
New Jersey	0	3,630	0	3,630
New Mexico	0	993	0	993
New York	0	9,593	0	9,593
North Carolina	0	2,647	0	2,647
Ohio	0	4,939	0	4,939
Oklahoma	0	103	0	103
Oregon	0	689	0	689
Pennsylvania	0	4,769	0	4,769
Puerto Rico	0	254	0	254
South Dakota	0	961	0	961

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Tennessee	$0	$1,263	$0	$1,263
Texas	0	9,335	0	9,335
Utah	0	1,000	0	1,000
Virginia	0	901	0	901
Washington	0	166	0	166
West Virginia	0	1,000	0	1,000
Wisconsin	0	429	0	429
Short-Term Instruments
Repurchase Agreements	0	736	0	736

	$0	$69,182	$0	$69,182

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,454	$0	$0	$5,454

Total Investments	$5,454	$69,182	$0	$74,636

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	0	0	6
Over the counter	0	5	0	5

	$6	$5	$0	$11

Totals	$5,460	$69,187	$0	$74,647

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	69

Schedule of Investments PIMCO New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.6%

MUNICIPAL BONDS & NOTES 97.3%

CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$100	$103

ILLINOIS 1.0%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,000	2,161

NEW YORK 94.5%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,050
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,679
Brooklyn Arena Local Development Corp., New York Revenue Bonds, (AGM Insured), Series 2016
4.000% due 07/15/2029	2,000	2,286
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	879
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	1,000	1,195
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	619
5.000% due 08/01/2040	500	577
5.500% due 09/01/2045	4,000	4,797
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 11/01/2026	1,950	2,541
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	517
5.000% due 07/01/2044	1,000	1,158
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2033	2,500	3,025
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	378
5.000% due 09/15/2027	275	344
5.000% due 09/15/2028	275	342
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	317
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,891
5.000% due 07/01/2041	1,500	1,697
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,072
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,887
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	25	25
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,257
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,651
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,121

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	$1,000	$1,004
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,502
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	3,039
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,767
Nassau County, New York General Obligation Bonds, Series 2016
5.000% due 04/01/2043	2,000	2,359
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.250% due 06/01/2026	3,000	3,022
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,035
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,446
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	570
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	752
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,063
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
0.840% due 08/01/2039	2,300	2,300
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,397
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (b)	3,500	4,505
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,746
New York City, New York Water & Sewer System Revenue Bonds, Series 2001
0.880% due 06/15/2033	6,100	6,100
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,085
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	547
5.000% due 11/15/2029	1,000	1,247
5.000% due 11/15/2045	2,000	2,384
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	522
0.000% due 06/01/2055 (a)	10,000	428
5.000% due 06/01/2042	4,150	4,114
5.000% due 06/01/2045	2,000	1,970
New York Counties Tobacco Trust, U.S. Virgin Islands Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,165
5.000% due 06/01/2041	1,000	1,153
5.000% due 06/01/2051	2,500	2,764
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	$7,000	$8,258
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	7,000	8,072
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,049
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,229
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,182
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,008
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,010
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,676
5.000% due 07/01/2038	1,000	1,071
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,093
5.500% due 05/01/2037	400	447
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,692
5.000% due 07/01/2035	500	564
5.500% due 07/01/2040	1,000	1,147
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	592
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,394
5.000% due 12/15/2026	4,000	4,891
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,665
New York State Dormitory Authority Revenue Bonds, Series 2016
4.000% due 07/01/2040	1,000	1,093
5.000% due 07/01/2030	100	123
5.000% due 07/01/2034	750	921
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.103% due 10/01/2036	500	460
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	975	978
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,539
New York State Thruway Authority Revenue Bonds, Series 2016
4.000% due 01/01/2056	1,000	1,069
5.000% due 01/01/2051	1,500	1,770
5.250% due 01/01/2056	1,250	1,520
New York State Urban Development Corp. Revenue Bonds, Series 2016
5.000% due 03/15/2028	2,920	3,688
5.000% due 03/15/2035	2,000	2,435
New York Transportation Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,000	3,144
5.000% due 08/01/2026	1,000	1,109
5.000% due 08/01/2031	1,000	1,093
5.250% due 01/01/2050	1,000	1,148

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	$490	$493
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,841
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,018
Port Authority of New York & New Jersey Revenue Bonds, Series 2015
5.000% due 10/15/2035	2,540	3,119
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,129
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	145	149
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,667
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,148
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2036	5,000	6,150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2005
5.125% due 06/01/2045	$3,000	$3,000

		194,254

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.953% due 07/01/2029	985	724

U.S. VIRGIN ISLANDS 1.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	2,700	2,700

Total Municipal Bonds & Notes (Cost $185,380)		199,942

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (c) 0.3%
		558

Total Short-Term Instruments (Cost $558)		558

Total Investments in Securities (Cost $185,938)		200,500

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.4%

SHORT-TERM INSTRUMENTS 2.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	501,130	$4,954

Total Short-Term Instruments (Cost $4,953)		4,954

Total Investments in Affiliates (Cost $4,953)		4,954

Total Investments 100.0% (Cost $190,891)		$205,454

Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $0)		29

Other Assets and Liabilities, net 0.0%		34

Net Assets 100.0%		$205,517

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(e) in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$558	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(576)	$558	$558

Total Repurchase Agreements						$(576)	$558	$558

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$558	$0	$0	$558	$(576)	$(18)

Total Borrowings and Other Financing Transactions	$558	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	71

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Short	12/2016	36	$(5)	$15	$0

Total Futures Contracts				$(5)	$15	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

Cash of $156 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$15	$0	$15	$0	$0	$0	$0

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$3,900	$0	$9	$9	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021	2,700	0	5	5	0

						$0	$14	$14	$0

Total Swap Agreements						$0	$14	$14	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
BOA	$0	$0	$9	$9	$0	$0	$0	$0	$9	$0	$9
CBK	0	0	5	5	0	0	0	0	5	0	5

Total Over the Counter	$0	$0	$14	$14	$0	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$15	$15

Over the counter
Swap Agreements	$0	$0	$0	$0	$14	$14

	$0	$0	$0	$0	$29	$29

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$23	$23

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(5)	$(5)

Over the counter
Swap Agreements	$0	$0	$0	$0	$14	$14

	$0	$0	$0	$0	$9	$9

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$103	$0	$103
Illinois	0	2,161	0	2,161
New York	0	194,254	0	194,254
Puerto Rico	0	724	0	724
U.S. Virgin Islands	0	2,700	0	2,700
Short-Term Instruments
Repurchase Agreements	0	558	0	558

	$0	$200,500	$0	$200,500

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,954	$0	$0	$4,954

Total Investments	$4,954	$200,500	$0	$205,454

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	0	0	15
Over the counter	0	14	0	14

	$15	$14	$0	$29

Totals	$4,969	$200,514	$0	$205,483

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	73

Schedule of Investments PIMCO Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.9%

MUNICIPAL BONDS & NOTES 98.7%

ALABAMA 0.7%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,930

ARIZONA 1.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2015
0.880% due 01/01/2046	2,650	2,650
Phoenix Civic Improvement Corp., Arizona Revenue Notes, Series 2014
5.000% due 07/01/2020	1,175	1,349

		3,999

CALIFORNIA 7.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.540% due 04/01/2047	5,000	5,029
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.233% due 04/01/2045	2,500	2,501
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.869% due 10/01/2047	1,750	1,742
California State General Obligation Bonds, Series 2013
1.197% due 12/01/2029	2,200	2,200
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,086
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2016
1.340% due 05/01/2017	1,500	1,500
Murrieta Valley Unified School District Public Financing Authority, California Special Tax, Series 2016
4.000% due 09/01/2020	1,730	1,903
4.000% due 09/01/2021	2,400	2,685

		20,646

CONNECTICUT 4.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 1999
1.000% due 07/01/2033	5,000	5,004
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.306% due 07/01/2049	5,000	4,986
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	508

		10,498

FLORIDA 4.4%
Escambia County, Florida Revenue Bonds, Series 2003
1.150% due 06/01/2023	2,000	1,998
Florida Municipal Power Agency Revenue Notes, Series 2016
5.000% due 10/01/2020	750	859
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2016
5.000% due 10/01/2019	1,000	1,116
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	4,000	4,045
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	1,000	1,084

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Orlando Utilities Commission, Florida Revenue Bonds, Series 2008
0.850% due 10/01/2033	$2,500	$2,500

		11,602

GEORGIA 5.8%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,093
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.300% due 01/01/2052	2,500	2,515
1.750% due 12/01/2049	3,000	3,014
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2019	3,000	3,263
Municipal Electric Authority of Georgia Revenue Notes, Series 2015
5.000% due 01/01/2020	1,245	1,401

		15,286

IDAHO 0.6%
Idaho State General Obligation Notes, Series 2016
2.000% due 06/30/2017	1,500	1,513

ILLINOIS 9.7%
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2017	1,050	1,058
5.250% due 01/01/2022	500	540
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2017	1,000	1,007
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	3,000	3,186
Chicago, Illinois Waterworks Revenue Notes, Series 2004
5.000% due 11/01/2021	800	918
Illinois Finance Authority Revenue Bonds, Series 2001
0.500% due 07/01/2036	2,500	2,495
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	1,630	1,632
Illinois Finance Authority Revenue Bonds, Series 2016
1.716% due 05/01/2036	1,000	1,002
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,290
Illinois Finance Authority Revenue Notes, Series 2016
5.000% due 02/15/2020	1,980	2,232
5.000% due 02/15/2021	2,080	2,412
5.000% due 02/15/2022	1,000	1,137
Illinois State General Obligation Notes, Series 2012
4.000% due 09/01/2020	2,290	2,431
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	35	35
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	3,162

		25,537

INDIANA 0.4%
Indiana Finance Authority Revenue Notes, Series 2016
5.000% due 12/01/2021	1,000	1,186

IOWA 1.3%
Iowa Finance Authority Revenue Notes, Series 2010
5.000% due 07/01/2018	1,070	1,144
Iowa Finance Authority Revenue Notes, Series 2016
5.000% due 08/15/2020	2,025	2,318

		3,462

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KENTUCKY 0.7%
Carroll County, Kentucky Revenue Bonds, Series 2016
1.050% due 09/01/2042	$2,000	$1,987

LOUISIANA 0.1%
Louisiana Public Facilities Authority Revenue Notes, Series 2015
3.000% due 05/15/2018	300	308

MASSACHUSETTS 2.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
1.200% due 02/01/2017	1,000	1,000
Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	3,000	3,041
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,466

		5,507

MICHIGAN 5.1%
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2019	1,000	1,096
5.000% due 07/01/2020	400	450
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2021	2,500	2,855
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	6,000	6,014
Michigan Strategic Fund Revenue Bonds, Series 1995
1.450% due 09/01/2030	1,000	999
Michigan Strategic Fund Revenue Bonds, Series 2008
1.450% due 08/01/2029	1,000	999
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	470	470
Michigan Trunk Line State Revenue Notes, Series 2012
5.000% due 11/15/2017	500	523

		13,406

MINNESOTA 2.4%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
5.000% due 01/01/2021 (a)	500	580
5.000% due 01/01/2022 (a)	1,000	1,190
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,347
4.500% due 11/15/2038	1,000	1,158

		6,275

MISSOURI 1.3%
Missouri Development Finance Board Revenue Bonds, Series 2008
0.830% due 12/01/2037	2,500	2,500
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,005

		3,505

NEBRASKA 0.1%
Nebraska Public Power District Revenue Notes, Series 2014
4.000% due 01/01/2020	240	263

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 2.8%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	$5,250	$5,330
Washoe County, Nevada Revenue Bonds, Series 2016
3.000% due 03/01/2036	2,000	2,147

		7,477

NEW HAMPSHIRE 0.4%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,025

NEW JERSEY 0.6%
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2018	400	420
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,122

		1,542

NEW MEXICO 3.2%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	2,000	2,004
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2018	1,000	1,074
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,503

		8,581

NEW YORK 12.9%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,135
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2021	1,000	1,166
Build NYC Resource Corp., New York Revenue Notes, Series 2012
5.000% due 08/01/2017	650	670
Long Island Power Authority, New York Revenue Bonds, Series 2015
1.246% due 05/01/2033	2,150	2,156
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
0.651% due 11/01/2032	1,530	1,517
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 01/01/2020	4,000	4,479
New York City, New York General Obligation Bonds, Series 2013
0.860% due 08/01/2038	2,500	2,500
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,410
New York Counties Tobacco Trust, U.S. Virgin Islands Revenue Notes, Series 2016
3.000% due 06/01/2018	445	460
4.000% due 06/01/2019	200	215
4.000% due 06/01/2020	330	363
5.000% due 06/01/2021	360	419
5.000% due 06/01/2024	725	887
New York Local Government Assistance Corp. Revenue Bonds, Series 1993
5.500% due 04/01/2017	600	614
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	3,000	3,289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 07/01/2019	$250	$277
5.000% due 07/01/2020	510	582
5.000% due 07/01/2021	500	587
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,567
New York State Urban Development Corp. Revenue Notes, Series 2016
5.000% due 03/15/2020	3,000	3,411
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	502

		34,206

NORTH CAROLINA 3.1%
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	3,000	3,195
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.101% due 12/01/2041	4,000	4,008
University of North Carolina at Greensboro Revenue Notes, Series 2014
4.000% due 04/01/2019	360	386
5.000% due 04/01/2020	500	567

		8,156

OHIO 1.1%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,015
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,020

		3,035

PENNSYLVANIA 10.5%
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,496
Lancaster County Hospital Authority, Pennsylvania Revenue Notes, Series 2016
4.000% due 08/15/2020	1,250	1,385
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	3,000	2,995
0.900% due 09/01/2029	1,750	1,747
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	5,105
Northampton County, Pennsylvania General Purpose Authority Revenue Notes, Series 2016
4.000% due 08/15/2019	725	777
5.000% due 08/15/2020	1,000	1,129
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.550% due 12/01/2033	3,500	3,525
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.066% due 12/01/2018	2,500	2,494
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,709
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2021	2,000	2,346
5.000% due 10/01/2022	1,000	1,195
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.850% due 07/01/2025	1,965	1,965

		27,868

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority Revenue Notes, Series 2015
4.000% due 11/01/2018	$450	$477

TENNESSEE 0.8%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,082

TEXAS 10.5%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,968
Central Texas Regional Mobility Authority Revenue Notes, Series 2016
5.000% due 01/01/2021	1,000	1,152
5.000% due 01/01/2022	500	588
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	1,275	1,383
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	4,000	4,042
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	533
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	5,000	5,125
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.820% due 05/01/2046	3,000	3,000
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,035
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	4,690	4,696
San Antonio, Texas Water System Revenue Bonds, Series 2013
1.520% due 05/01/2043	3,000	3,001
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,201

		27,724

VIRGINIA 1.2%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	3,091

WASHINGTON 1.5%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.540% due 11/01/2045	4,000	4,001

WEST VIRGINIA 0.8%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	2,006

WISCONSIN 1.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
1.250% due 08/15/2025	3,000	3,005

Total Municipal Bonds & Notes (Cost $259,700)		261,186

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	75

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
$525

Total Short-Term Instruments (Cost $525)	525

Total Investments in Securities (Cost $260,225)	261,711

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	236,339	$2,336

Total Short-Term Instruments (Cost $2,336)		2,336

Total Investments in Affiliates (Cost $2,336)		2,336

Total Investments 99.8% (Cost $262,561)		$264,047

Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		9

Other Assets and Liabilities, net 0.2%		415

Net Assets 100.0%		$264,471

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$525	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(541)	$525	$525

Total Repurchase Agreements						$(541)	$525	$525

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$525	$0	$0	$525	$(541)	$(16)

Total Borrowings and Other Financing Transactions	$525	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$ 5,300	$0	$9	$9	$0

Total Swap Agreements						$0	$9	$9	$0

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
CBK	$0	$0	$9	$9	$0	$0	$0	$0	$9	$0	$9

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$9	$9

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$9	$9

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,930	$0	$1,930
Arizona	0	3,999	0	3,999
California	0	20,646	0	20,646
Connecticut	0	10,498	0	10,498
Florida	0	11,602	0	11,602
Georgia	0	15,286	0	15,286
Idaho	0	1,513	0	1,513
Illinois	0	25,537	0	25,537
Indiana	0	1,186	0	1,186
Iowa	0	3,462	0	3,462
Kentucky	0	1,987	0	1,987
Louisiana	0	308	0	308
Massachusetts	0	5,507	0	5,507
Michigan	0	13,406	0	13,406
Minnesota	0	6,275	0	6,275
Missouri	0	3,505	0	3,505
Nebraska	0	263	0	263
Nevada	0	7,477	0	7,477
New Hampshire	0	1,025	0	1,025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
New Jersey	$0	$1,542	$0	$1,542
New Mexico	0	8,581	0	8,581
New York	0	34,206	0	34,206
North Carolina	0	8,156	0	8,156
Ohio	0	3,035	0	3,035
Pennsylvania	0	27,868	0	27,868
South Dakota	0	477	0	477
Tennessee	0	2,082	0	2,082
Texas	0	27,724	0	27,724
Virginia	0	3,091	0	3,091
Washington	0	4,001	0	4,001
West Virginia	0	2,006	0	2,006
Wisconsin	0	3,005	0	3,005
Short-Term Instruments
Repurchase Agreements	0	525	0	525

	$0	$261,711	$0	$261,711

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	77

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

September 30, 2016 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,336	$0	$0	$2,336

Total Investments	$2,336	$261,711	$0	$264,047

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Financial Derivative Instruments - Assets
Over the counter	$0	$9	$0	$9

Totals	$2,336	$261,720	$0	$264,056

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.1%

BANK LOAN OBLIGATIONS 0.1%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023		$135	$137

Total Bank Loan Obligations (Cost $133)			137

CORPORATE BONDS & NOTES 1.8%

BANKING & FINANCE 0.5%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	105
AGFC Capital Trust
6.000% due 01/15/2067		100	51
Barclays PLC
5.250% due 08/17/2045		200	226
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	81
Volkswagen Bank GmbH
0.112% due 11/27/2017	EUR	100	112

			575

INDUSTRIALS 0.5%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017		500	541

UTILITIES 0.8%
Petrobras Global Finance BV
4.375% due 05/20/2023		$100	90
5.375% due 01/27/2021		800	794
7.875% due 03/15/2019		115	125

			1,009

Total Corporate Bonds & Notes (Cost $1,935)			2,125

MUNICIPAL BONDS & NOTES 74.9%

ARIZONA 2.0%
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,431

CALIFORNIA 7.8%
California Health Facilities Financing Authority Revenue Bonds, Series 2014
5.000% due 10/01/2027		1,500	1,887
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018		2,500	2,653
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	534
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)		1,000	1,024
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019		125	139
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021		1,500	1,654
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021		1,000	1,123
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022		450	483

			9,497

COLORADO 8.0%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036		3,500	3,921

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	$2,250	$2,656
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	2,520	3,050

		9,627

FLORIDA 6.6%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,846
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,706
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	428

		7,980

GEORGIA 1.5%
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,771

ILLINOIS 2.6%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,010
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	108

		3,118

INDIANA 5.2%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	541
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,776

		6,317

IOWA 1.4%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,744

KANSAS 0.3%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	377

MASSACHUSETTS 1.8%
Commonwealth of Massachusetts General Obligation Bonds, (IBC/NPFGC Insured), Series 2002
5.500% due 08/01/2019	150	169
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,020

		2,189

MICHIGAN 4.7%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	2,000	2,203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	$3,000	$3,516

		5,719

MINNESOTA 1.1%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,346

NEBRASKA 0.4%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	448

NEW JERSEY 2.4%
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	2,395	2,904

NEW YORK 6.2%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	165	169
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	555
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.375% due 06/15/2043	3,000	3,503
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,111
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,101
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	925	1,006

		7,445

NORTH CAROLINA 1.1%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	507
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	774

		1,281

OHIO 8.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,600	2,551
6.500% due 06/01/2047	7,350	7,496
Lancaster Port Authority, Ohio Revenue Notes, Series 2014
0.951% due 02/01/2019	500	496
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	110

		10,653

OKLAHOMA 1.4%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,710

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	79

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 2.1%
South Carolina Educational Facilities Authority Revenue Bonds, Series 2006
0.800% due 10/01/2039	$2,600	$2,600

TENNESSEE 1.0%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,224

TEXAS 3.9%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	157
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.870% due 12/01/2024	3,000	3,000
Houston, Texas Combined Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	278
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	550
San Antonio, Texas City Public Service Board Revenue Notes, Series 2009
5.000% due 02/01/2019	500	547
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	134

		4,666

WASHINGTON 2.5%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,041
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	273
5.250% due 01/01/2039	500	548
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,128

		2,990

WISCONSIN 2.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	2,200	2,457
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	133

		2,590

Total Municipal Bonds & Notes (Cost $81,100)		90,627

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 13.2%
Fannie Mae
0.645% due 03/25/2034		$33	$33
1.425% due 04/25/2032		31	32
Fannie Mae, TBA
3.500% due 11/01/2046		15,100	15,918

Total U.S. Government Agencies (Cost $15,988)			15,983

U.S. TREASURY OBLIGATIONS 9.2%
U.S. Treasury Inflation Protected Securities (d)
1.375% due 02/15/2044 (j)		3,821	4,561
U.S. Treasury Notes
1.250% due 07/31/2023 (j)		1,950	1,930
1.375% due 06/30/2023 (j)		3,000	2,996
1.625% due 05/15/2026 (g)		1,600	1,603

Total U.S. Treasury Obligations (Cost $11,071)			11,090

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
Banc of America Funding Trust
3.069% due 06/20/2032		48	48
Bear Stearns Adjustable Rate Mortgage Trust
2.859% due 03/25/2035		131	125
3.156% due 02/25/2034		109	107
Bear Stearns ALT-A Trust
3.021% due 05/25/2036 ^		2,409	1,671
3.086% due 11/25/2036 ^		327	241
Countrywide Home Loan Mortgage Pass-Through Trust
3.175% due 08/25/2034 ^		26	22
Credit Suisse First Boston Mortgage Securities Corp.
2.678% due 07/25/2033		26	26
EMF-NL Prime BV
0.505% due 04/17/2041	EUR	78	77
GSR Mortgage Loan Trust
2.680% due 06/25/2034		$40	38
5.750% due 01/25/2037		38	36
HarborView Mortgage Loan Trust
3.356% due 06/19/2036 ^		291	183
IndyMac Mortgage Loan Trust
0.825% due 07/25/2035		2,601	2,237
MASTR Adjustable Rate Mortgages Trust
2.657% due 05/25/2034		145	143
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.384% due 08/15/2032		247	235
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		273	192
Structured Asset Mortgage Investments Trust
0.781% due 07/19/2035		77	69
Thornburg Mortgage Securities Trust
0.655% due 06/25/2037		657	623
WaMu Mortgage Pass-Through Certificates Trust
1.267% due 04/25/2047		1,089	974
1.864% due 08/25/2042		37	36
2.462% due 03/25/2037 ^		1,299	1,101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.859% due 01/25/2035		$140	$141

Total Non-Agency Mortgage-Backed Securities (Cost $8,073)			8,325

ASSET-BACKED SECURITIES 5.3%
Citigroup Mortgage Loan Trust, Inc.
0.665% due 08/25/2036		110	103
Credit-Based Asset Servicing and Securitization LLC
4.012% due 12/25/2035		388	386
IXIS Real Estate Capital Trust
0.755% due 01/25/2037		151	77
Residential Asset Securities Corp. Trust
0.705% due 04/25/2036		135	134
0.785% due 07/25/2036		3,685	2,211
0.925% due 02/25/2036		1,570	1,356
6.228% due 04/25/2032		3	3
Sierra Madre Funding Ltd.
0.917% due 09/07/2039		2,659	2,182

Total Asset-Backed Securities (Cost $4,616)			6,452

SOVEREIGN ISSUES 0.9%
Brazil Government International Bond
5.625% due 02/21/2047		400	394
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	700	717

Total Sovereign Issues (Cost $1,022)			1,111

SHORT-TERM INSTRUMENTS 2.8%

REPURCHASE AGREEMENTS (f) 2.0%
			2,369

U.S. TREASURY BILLS 0.8%
0.273% due 10/06/2016 - 11/03/2016 (a)(b)(j)		$938	938

Total Short-Term Instruments (Cost $3,307)			3,307

Total Investments in Securities (Cost $127,245)			139,157

Total Investments 115.1% (Cost $127,245)			$139,157

Financial Derivative Instruments (h)(i) (2.2)% (Cost or Premiums, net $(6,300))			(2,671)

Other Assets and Liabilities, net (12.9)%			(15,540)

Net Assets 100.0%			$120,946

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$2,369	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	$(2,419)	$2,369	$2,369

Total Repurchase Agreements						$(2,419)	$2,369	$2,369

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.580%	08/25/2016	10/25/2016	$(1,616)	$(1,617)

Total Reverse Repurchase Agreements					$(1,617)

(3)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(463) at a weighted average interest rate of 0.505%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(g)	Securities with an aggregate market value of $1,603 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(1,617)	$0	$(1,617)	$1,603	$(14)
SSB	2,369	0	0	2,369	(2,419)	(50)

Total Borrowings and Other Financing Transactions	$2,369	$(1,617)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,617)	$0	$0	$(1,617)

Total Borrowings	$0	$(1,617)	$0	$0	$(1,617)

Gross amount of recognized liabilities for reverse repurchase agreements					$(1,617)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$114.000	11/25/2016	360	$3	$0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	130.000	11/25/2016	60	1	0

				$4	$0

Total Purchased Options				$4	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	81

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	314	$35	$4	$0
90-Day Eurodollar March Futures	Short	03/2017	48	(15)	1	0
Australia Government 10-Year Bond December Futures	Long	12/2016	3	3	2	(1)
Euro currency December Futures	Long	12/2016	120	37	37	0
Euro-Bund 10-Year Bond December Futures	Long	12/2016	19	29	0	(9)
U.S. Treasury 5-Year Note December Futures	Short	12/2016	86	(1)	18	0
U.S. Treasury 10-Year Note December Futures	Long	12/2016	329	(28)	0	(139)
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2016	33	136	71	0

Total Futures Contracts				$196	$133	$(149)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/17/2017	$	57,000	$(604)	$(227)	$3	$0
Receive	3-Month USD-LIBOR	1.750	06/17/2018		42,000	(742)	(135)	6	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		7,400	(199)	(36)	24	0
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,500	(170)	(144)	11	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		800	(65)	(55)	4	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		4,900	(382)	(399)	25	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		22,350	(496)	55	120	0
Receive	3-Month USD-LIBOR	2.500	06/19/2028		600	(66)	(52)	4	0
Receive	3-Month USD-LIBOR	2.750	06/19/2033		5,800	(961)	(745)	58	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		150	(26)	(25)	3	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		2,000	(207)	(152)	35	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		400	(40)	7	7	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	200	(11)	(7)	0	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		1,000	(105)	(72)	2	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		500	(132)	16	14	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	350,000	(89)	(16)	4	0

						$(4,295)	$(1,987)	$320	$0

Total Swap Agreements						$(4,295)	$(1,987)	$320	$0

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

Cash of $2,873 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$133	$320	$453	$0	$(149)	$0	$(149)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	BRL	964		$297	$1	$0
	10/2016		$295	BRL	964	1	0
	10/2016		2,340	CNH	15,961	50	0
	11/2016	KRW	498,368		$447	0	(5)
	11/2016	TWD	14,009		447	0	(2)

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	10/2016		$904	CNH	6,112	$11	$0
CBK	10/2016	EUR	19,547		$21,866	0	(92)
	10/2016	MXN	10,544		581	38	0
	10/2016		$2,351	CNH	15,348	0	(53)
	10/2016		474	MXN	9,219	0	0
DUB	10/2016	JPY	253,014		$3,576	1,080	0
	10/2016		$501	CNH	3,383	5	0
	10/2016		301	MXN	5,906	3	0
FBF	10/2016		213	RUB	13,675	4	0
	12/2016	RUB	13,675		$211	0	(3)
GLM	10/2016	BRL	216		67	0	0
	10/2016	CAD	103		79	0	0
	10/2016	GBP	56		74	1	0
	10/2016		$67	BRL	216	0	0
	10/2016		21,912	EUR	19,547	46	0
	10/2016		1,149	RUB	75,231	45	0
	11/2016	EUR	19,547		$21,939	0	(49)
	11/2016	KRW	345,929		310	0	(4)
	11/2016		$228	AUD	296	0	(2)
	01/2021		69	BRL	300	0	(2)
HUS	10/2016		7,962	CNH	53,118	4	(13)
	01/2021	BRL	300		$46	0	(21)
JPM	10/2016		1,196		368	1	0
	10/2016	GBP	207		274	6	0
	10/2016		$371	BRL	1,196	0	(3)
	10/2016		499	CNH	3,373	6	0
MSB	10/2016	BRL	1,943		$600	3	0
	10/2016		$599	BRL	1,943	0	(1)
	11/2016		595		1,943	0	(3)
SCX	10/2016	CNH	78,711		$12,019	233	0
	10/2016	JPY	140,886		1,367	0	(23)
	10/2016	RUB	88,906		1,354	0	(58)
	10/2016		$384	CNH	2,595	5	0
	10/2016		1,273	JPY	128,186	0	(9)
	11/2016	JPY	128,186		$1,274	9	0
	11/2016	SGD	1,019		757	10	0
	02/2017	CNH	25,677		3,708	0	(113)
SOG	10/2016		$572	CNH	3,862	6	0
UAG	10/2016		125	JPY	12,700	1	0
	11/2016	TWD	9,715		$310	0	(1)
	11/2016		$90	INR	6,118	1	0

Total Forward Foreign Currency Contracts						$1,570	$(457)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$100	$4	$11
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/09/2017	EUR	500	9	1
	Put - OTC EUR versus MXN		19.000	02/15/2017		1,500	59	3
SOG	Put - OTC USD versus RUB	RUB	74.000	01/27/2017		$900	35	136
	Put - OTC USD versus RUB		73.000	02/24/2017		1,000	42	132

							$149	$283

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$	10,800	$20	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		2,000	102	44
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		10,000	34	21
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		4,000	207	88

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	83

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	03/28/2017	$	11,900	$43	$25
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		1,800	86	41

								$492	$219

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor *	1.625%	3-Month USD-LIBOR	08/15/2019	$	94,200	$ 603	$ 1,221

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.000% due 11/01/2046	$	87.000	11/07/2016	$ 1,000	$0	$0
	Put - OTC Fannie Mae 3.500% due 10/01/2046		91.000	10/06/2016	6,000	0	0
	Put - OTC Fannie Mae 3.500% due 12/01/2046		84.000	12/06/2016	15,100	1	0

						$1	$0

Total Purchased Options						$1,245	$1,723

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus MXN	MXN	20.450	10/27/2016		$600	$(4)	$(3)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		100	(4)	0
GLM	Put - OTC EUR versus MXN	MXN	16.000	02/09/2017	EUR	500	(1)	0
	Call - OTC EUR versus MXN		26.750	02/15/2017		1,500	(48)	(10)
SOG	Call - OTC USD versus RUB	RUB	110.000	01/27/2017		$900	(36)	0
	Call - OTC USD versus RUB		110.000	02/24/2017		1,000	(43)	0

							$(136)	$(13)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	9,700	$(101)	$(41)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		2,300	(21)	(5)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		19,600	(209)	(83)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		500	(8)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		1,600	(25)	(33)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		800	(14)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		1,700	(29)	(35)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		9,100	(96)	(42)

								$(503)	$(265)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor *	1.000%	3-Month USD-LIBOR	08/15/2019	$	188,400	$(603)	$(903)

Total Written Options							$(1,242)	$(1,181)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		244		(81)		(128)		(35)		0
Notional Amount in $	$	263,300	$	14,200	$	(6,800)	$	(32,400)	$	(2,000)	$	236,300
Notional Amount in AUD	AUD	0	AUD	2,800	AUD	(2,800)	AUD	0	AUD	0	AUD	0
Notional Amount in EUR	EUR	7,400	EUR	11,800	EUR	(5,000)	EUR	(12,200)	EUR	0	EUR	2,000
Notional Amount in GBP	GBP	1,300	GBP	2,500	GBP	(1,400)	GBP	(2,400)	GBP	0	GBP	0
Premiums	$	(1,542)	$	(318)	$	208	$	348	$	62	$	(1,242)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Standard Chartered Bank	(1.000)%	06/20/2017	0.399%	EUR 100	$3	$(4)	$0	$(1)
	Sweden Government International Bond	(0.250)	09/20/2021	0.206	$ 900	11	(13)	0	(2)
BPS	Sweden Government International Bond	(0.250)	09/20/2021	0.206	300	4	(5)	0	(1)
CBK	Rabobank Group	(1.000)	03/20/2017	0.231	EUR 300	4	(5)	0	(1)
	Standard Chartered Bank	(1.000)	06/20/2017	0.399	200	1	(2)	0	(1)
FBF	Noble Corp.	(1.000)	03/20/2017	1.520	$ 200	1	(1)	0	0
GST	Standard Chartered Bank	(1.000)	06/20/2017	0.399	EUR 200	1	(2)	0	(1)
	Stanley Black & Decker, Inc.	(1.000)	09/20/2017	0.127	$ 200	(3)	2	0	(1)

						$22	$(30)	$0	$(8)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2023	1.083%	$	100	$(4)	$4	$0	$0
	Spain Government International Bond	1.000	09/20/2019	0.503		4,900	56	17	73	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	100	(1)	1	0	0
BPS	Slovenia Government International Bond	1.000	06/20/2019	0.468	$	6,500	(75)	171	96	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	150	(2)	2	0	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.558	$	100	(1)	1	0	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		200	(6)	1	0	(5)
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	100	(1)	1	0	0
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.639	$	500	(4)	11	7	0
	Brazil Government International Bond	1.000	12/20/2016	0.558		100	(1)	1	0	0
FBF	Ford Motor Credit Co. LLC	5.000	03/20/2019	0.703		2,200	217	18	235	0
	Leonardo-Finmeccanica SPA	5.000	03/20/2019	0.922	EUR	100	8	4	12	0
GST	Argentine Republic Government International Bond	5.000	06/20/2017	0.846	$	200	5	2	7	0
	Brazil Government International Bond	1.000	12/20/2016	0.558		200	(3)	3	0	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		200	(6)	1	0	(5)
	Community Health Systems, Inc.	5.000	12/20/2016	1.447		2,500	26	(1)	25	0
	Sprint Communications, Inc.	5.000	12/20/2019	4.298		1,900	113	(70)	43	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	100	(1)	1	0	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.558	$	100	(1)	1	0	0
MYC	Italy Government International Bond	1.000	12/20/2019	1.062		1,500	(3)	1	0	(2)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	100	(1)	1	0	0

							$315	$171	$498	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	08/25/2037	$74	$38	$(20)	$18	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	223	115	(60)	55	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	371	191	(99)	92	0

					$344	$(179)	$165	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	85

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$200	$18	$10	$28	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,197	(1,735)	475	0	(1,260)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	18	10	28	0
JPM	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	25,575	(5,282)	1,350	0	(3,932)

					$(6,981)	$1,845	$56	$(5,192)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI	0.710%	01/29/2020	EUR	2,200	$(2)	$(17)	$0	$(19)
BPS	Receive	3-Month EUR-EXT-CPI	0.700	01/30/2020		2,000	0	(16)	0	(16)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	50	0	3	3	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		550	0	8	8	0
	Receive	3-Month EUR-EXT-CPI	0.740	01/26/2020	EUR	1,400	(3)	(12)	0	(15)
	Receive	3-Month EUR-EXT-CPI	0.660	01/30/2020		4,900	0	(28)	0	(28)
	Receive	3-Month EUR-EXT-CPI	0.992	03/30/2020		3,900	(1)	(78)	0	(79)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	210	0	3	3	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		380	(1)	7	6	0

							$(7)	$(130)	$20	$(157)

Total Swap Agreements							$(6,307)	$1,677	$739	$(5,369)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(j)	Securities with an aggregate market value of $6,404 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BOA	$52	$11	$101	$164	$(7)	$(3)	$(22)	$(32)	$132	$0	$132
BPS	0	0	96	96	0	0	(17)	(17)	79	0	79
BRC	11	0	18	29	0	0	(1,265)	(1,265)	(1,236)	1,621	385
CBK	38	44	31	113	(145)	(46)	(2)	(193)	(80)	0	(80)
DUB	1,088	0	7	1,095	0	0	0	0	1,095	(1,069)	26
FBF	4	0	247	251	(3)	0	0	(3)	248	(260)	(12)

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2016 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
GLM	$92	$1,334	$8	$1,434	$(57)	$(1,039)	$(122)	$(1,218)	$216	$0	$216
GST	0	0	130	130	0	0	(7)	(7)	123	0	123
HUS	4	0	0	4	(34)	0	0	(34)	(30)	262	232
JPM	13	25	3	41	(3)	(51)	(3,932)	(3,986)	(3,945)	4,522	577
MSB	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)
MYC	0	41	98	139	0	(42)	(2)	(44)	95	(270)	(175)
SCX	257	0	0	257	(203)	0	0	(203)	54	(260)	(206)
SOG	6	268	0	274	0	0	0	0	274	(260)	14
UAG	2	0	0	2	(1)	0	0	(1)	1	0	1

Total Over the Counter	$1,570	$1,723	$739	$4,032	$(457)	$(1,181)	$(5,369)	$(7,007)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$37	$96	$133
Swap Agreements	0	0	0	0	320	320

	$0	$0	$0	$37	$416	$453

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,570	$0	$1,570
Purchased Options	0	0	0	283	1,440	1,723
Swap Agreements	0	719	0	0	20	739

	$0	$719	$0	$1,853	$1,460	$4,032

	$0	$719	$0	$1,890	$1,876	$4,485

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$149	$149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$457	$0	$457
Written Options	0	0	0	13	1,168	1,181
Swap Agreements	0	5,212	0	0	157	5,369

	$0	$5,212	$0	$470	$1,325	$7,007

	$0	$5,212	$0	$470	$1,474	$7,156

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	87

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(9)	$(9)
Written Options	0	0	0	0	61	61
Futures	0	0	0	165	(404)	(239)
Swap Agreements	0	42	0	0	(3,600)	(3,558)

	$0	$42	$0	$165	$(3,952)	$(3,745)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$657	$0	$657
Purchased Options	0	0	0	(88)	(436)	(524)
Written Options	0	19	0	183	196	398
Swap Agreements	0	1,848	0	0	111	1,959

	$0	$1,867	$0	$752	$(129)	$2,490

	$0	$1,909	$0	$917	$(4,081)	$(1,255)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	(489)	69	(420)
Swap Agreements	0	0	0	0	803	803

	$0	$0	$0	$(489)	$870	$381

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(629)	$0	$(629)
Purchased Options	0	0	0	91	(103)	(12)
Written Options	0	(4)	0	(16)	697	677
Swap Agreements	0	1,776	0	0	867	2,643

	$0	$1,772	$0	$(554)	$1,461	$2,679

	$0	$1,772	$0	$(1,043)	$2,331	$3,060

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$137	$0	$137
Corporate Bonds & Notes
Banking & Finance	0	575	0	575
Industrials	0	541	0	541
Utilities	0	1,009	0	1,009
Municipal Bonds & Notes
Arizona	0	2,431	0	2,431
California	0	9,497	0	9,497
Colorado	0	9,627	0	9,627
Florida	0	7,980	0	7,980
Georgia	0	1,771	0	1,771
Illinois	0	3,118	0	3,118
Indiana	0	6,317	0	6,317
Iowa	0	1,744	0	1,744
Kansas	0	377	0	377
Massachusetts	0	2,189	0	2,189
Michigan	0	5,719	0	5,719
Minnesota	0	1,346	0	1,346
Nebraska	0	448	0	448
New Jersey	0	2,904	0	2,904
New York	0	7,445	0	7,445
North Carolina	0	1,281	0	1,281
Ohio	0	10,653	0	10,653
Oklahoma	0	1,710	0	1,710
South Carolina	0	2,600	0	2,600
Tennessee	0	1,224	0	1,224
Texas	0	4,666	0	4,666

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Washington	$0	$2,990	$0	$2,990
Wisconsin	0	2,590	0	2,590
U.S. Government Agencies	0	15,983	0	15,983
U.S. Treasury Obligations	0	11,090	0	11,090
Non-Agency Mortgage-Backed Securities	0	8,325	0	8,325
Asset-Backed Securities	0	6,452	0	6,452
Sovereign Issues	0	1,111	0	1,111
Short-Term Instruments
Repurchase Agreements	0	2,369	0	2,369
U.S. Treasury Bills	0	938	0	938

Total Investments	$0	$139,157	$0	$139,157

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	133	320	0	453
Over the counter	0	4,032	0	4,032

	$133	$4,352	$0	$4,485

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(149)	0	0	(149)
Over the counter	0	(7,007)	0	(7,007)

	$(149)	$(7,007)	$0	$(7,156)

Totals	$(16)	$136,502	$0	$136,486

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

88	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2016 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of

Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	89

Notes to Financial Statements (Cont.)

administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO California Intermediate Municipal Bond Fund	Daily	Monthly
PIMCO California Municipal Bond Fund	Daily	Monthly
PIMCO California Short Duration Municipal Income Fund	Daily	Monthly
PIMCO High Yield Municipal Bond Fund	Daily	Monthly
PIMCO Municipal Bond Fund	Daily	Monthly
PIMCO National Intermediate Municipal Bond Fund	Daily	Monthly
PIMCO New York Municipal Bond Fund	Daily	Monthly
PIMCO Short Duration Municipal Income Fund	Daily	Monthly
PIMCO Unconstrained Tax Managed Bond Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

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Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where

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Notes to Financial Statements (Cont.)

there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost,

so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

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Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates  Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$7,358	$42,744	$(43,100)	$6	$0	$7,008	$44	$0
PIMCO California Municipal Bond Fund	1,907	7,105	(8,900)	1	0	113	5	0
PIMCO California Short Duration Municipal Income Fund	5,973	65,539	(64,100)	4	(2)	7,414	39	0
PIMCO High Yield Municipal Bond Fund	79,312	407,570	(409,700)	63	(29)	77,216	269	0
PIMCO Municipal Bond Fund	81,530	231,446	(284,000)	61	(29)	29,008	246	0
PIMCO National Intermediate Municipal Bond Fund	1,735	20,719	(17,001)	2	(1)	5,454	18	0
PIMCO New York Municipal Bond Fund	21,077	50,171	(66,301)	17	(10)	4,954	71	0
PIMCO Short Duration Municipal Income Fund	15,958	99,972	(113,600)	17	(11)	2,336	72	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(b) Investments in Securities Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a

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percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2016, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at September 30, 2016 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon

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negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(e) Tender Option Bond Transactions  Certain Funds may leverage their assets through the use of tender option bond transactions. In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that either is owned or identified by a Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received from the issuance of the TOB Floater and TOB Residual (less transaction expenses) to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

The TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

A Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate

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Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013 regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The implementation of the final rules is being phased in. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs and, when effective, will operate to require that such programs be restructured. In particular, these rules will preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and are required to fully comply by July 21, 2016, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

At this time, the full impact of these rules is not certain; however, in response to these rules, industry participants are continuing to explore various structuring alternatives for Non-Legacy and Legacy TOB Trusts. For example, under a new tender option bond structure, the Funds would hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents would be acting at the direction of, and as agent of, the Funds as the TOB residual holders. This structure remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Because of the important role that tender option bond programs play in the municipal bond market, it is possible that implementation of these rules and any resulting impact may adversely impact the municipal bond market and the Funds. For example, as a result of the implementation of these rules, the municipal bond market may experience reduced demand or liquidity and increased financing costs. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, legal, regulatory and operational risks.

The SEC and various federal banking and housing agencies adopted Risk Retention Rules which are scheduled to take effect in December 2016. The Risk Retention Rules would require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Certain Funds may be in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. There can be no assurances that the Funds can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Funds unwind existing TOB Trusts. Until all restructurings are completed, a Fund may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and non-bank sponsored restructured TOB Trusts. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

For the period ended September 30, 2016, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate
PIMCO California Municipal Bond Fund	$246	0.83%
PIMCO High Yield Municipal Bond Fund	37,342	0.80%
PIMCO Municipal Bond Fund	33,246	1.03%
PIMCO New York Municipal Bond Fund	4,231	0.58%

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net

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realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

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Notes to Financial Statements (Cont.)

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options  Certain Funds may write or purchase interest rate-capped options to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its

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obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swap agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of

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default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Funds may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has

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decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	103

Notes to Financial Statements (Cont.)

Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2016 (Unaudited)

existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	N/A	0.30%	0.30%	0.30%	N/A
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	N/A	0.33%	0.33%	0.33%	0.33%
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	N/A	0.30%	0.30%	0.30%	N/A
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	N/A	0.30%	0.30%	0.30%	N/A
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.24%	0.30%	0.30%	0.30%	N/A
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	N/A	0.33%	0.33%	0.33%	0.33%
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	N/A	0.30%	0.30%	0.30%	N/A
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.15%	0.30%	0.30%	0.30%	N/A
PIMCO Unconstrained Tax Managed Bond Fund	0.40%	0.30%	0.40%	N/A	0.45%	0.45%	0.45%	N/A

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	105

Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.30%	0.25%
PIMCO Municipal Bond and PIMCO National Intermediate Municipal Bond Funds	0.50%	0.25%
All other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the PIMCO Funds Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse the Funds, to the extent that the payment of each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed to PIMCO, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the Expense Limit. At September 30, 2016, there were no remaining recoverable amounts to PIMCO.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO High Yield Municipal Bond Fund	$0	$14,833
PIMCO Municipal Bond Fund	2,149	11,429

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands†):

	U S Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$33,746	$13,973
PIMCO California Municipal Bond Fund	0	0	11,262	6,371
PIMCO California Short Duration Municipal Income Fund	0	0	47,284	38,163
PIMCO High Yield Municipal Bond Fund	0	0	464,331	344,108
PIMCO Municipal Bond Fund	0	0	423,520	336,249
PIMCO National Intermediate Municipal Bond Fund	0	0	20,468	15,152
PIMCO New York Municipal Bond Fund	0	0	74,249	23,578
PIMCO Short Duration Municipal Income Fund	0	0	75,017	45,801
PIMCO Unconstrained Tax Managed Bond Fund	247,582	230,951	5,886	50,662

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	107

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund
	Six Months Ended 09/30/2016		Year Ended 03/31/2016		Six Months Ended 09/30/2016		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	827	$8,306	1,584	$15,575	66	$721	100	$1,079
Class P	1,485	14,845	276	2,705	119	1,323	31	325
Class D	63	640	38	380	54	598	14	146
Class A	1,867	18,749	1,386	13,644	286	3,150	410	4,368
Class C	231	2,318	396	3,917	66	738	130	1,358
Issued as reinvestment of distributions
Institutional Class	62	622	138	1,362	6	67	11	113
Class P	24	239	28	280	1	12	0	5
Class D	3	27	6	59	1	11	1	13
Class A	35	356	66	646	7	79	6	62
Class C	6	63	12	119	2	22	3	33
Cost of shares redeemed
Institutional Class	(760)	(7,635)	(1,861)	(18,472)	(53)	(584)	(98)	(1,033)
Class P	(251)	(2,526)	(259)	(2,553)	(66)	(735)	(2)	(22)
Class D	(65)	(658)	(88)	(867)	(18)	(202)	(13)	(133)
Class A	(1,110)	(11,139)	(978)	(9,602)	(162)	(1,784)	(98)	(1,022)
Class C	(133)	(1,334)	(162)	(1,593)	(29)	(327)	(79)	(825)
Net increase (decrease) resulting from Fund share transactions	2,284	$22,873	582	$5,600	280	$3,089	416	$4,467

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2016 (Unaudited)

	PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund
	Six Months Ended 09/30/2016		Year Ended 03/31/2016		Six Months Ended 09/30/2016		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	3,455	$34,418	4,763	$47,322	21,320	$196,205	45,492	$397,944
Class P	491	4,898	436	4,330	5,764	52,506	7,928	69,607
Administrative Class	0	0	0	0	0	0	0	0
Class D	20	200	32	313	5,042	46,206	7,285	63,910
Class A	753	7,496	614	6,108	12,784	117,164	10,231	89,673
Class C	45	440	47	466	1,761	16,133	2,579	22,608
Issued as reinvestment of distributions
Institutional Class	39	384	66	656	653	6,005	826	7,236
Class P	5	49	12	115	175	1,608	214	1,866
Administrative Class	0	0	0	0	0	0	0	0
Class D	1	7	2	19	113	1,038	138	1,204
Class A	10	103	23	228	393	3,616	576	5,013
Class C	0	2	0	4	112	1,029	202	1,761
Cost of shares redeemed
Institutional Class	(2,569)	(25,592)	(3,772)	(37,492)	(23,248)	(214,289)	(21,154)	(186,081)
Class P	(519)	(5,168)	(2,266)	(22,497)	(3,120)	(28,703)	(3,951)	(34,572)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(120)	(1,192)	(96)	(950)	(3,905)	(35,917)	(5,313)	(46,524)
Class A	(876)	(8,722)	(2,496)	(24,774)	(4,389)	(40,368)	(3,571)	(31,085)
Class C	(13)	(126)	(76)	(753)	(777)	(7,124)	(1,316)	(11,442)
Net increase (decrease) resulting from Fund share transactions	722	$7,197	(2,711)	$(26,905)	12,678	$115,109	40,166	$351,118

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	109

Notes to Financial Statements (Cont.)

PIMCO Municipal Bond Fund				PIMCO National Intermediate Municipal Bond Fund				PIMCO New York Municipal Bond Fund
Six Months Ended 09/30/2016		Year Ended 03/31/2016		Six Months Ended 09/30/2016		Year Ended 03/31/2016		Six Months Ended 09/30/2016		Year Ended 03/31/2016
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,485	$14,925	9,218	$89,886	76	$817	2,026	$21,431	530	$6,124	690	$7,847
3,105	31,286	6,628	64,788	409	4,401	728	7,620	119	1,373	359	4,067
22	224	17	175	0	0	0	0	0	0	0	0
961	9,671	1,664	16,346	34	367	489	5,111	79	902	106	1,204
5,614	56,429	8,953	87,447	864	9,304	382	4,000	2,974	34,386	2,904	32,923
1,323	13,285	2,526	24,690	150	1,620	111	1,168	506	5,872	454	5,147

269	2,709	482	4,692	22	238	24	248	84	973	175	1,974
133	1,339	317	3,080	15	165	29	301	11	130	23	255
1	6	1	7	0	0	0	0	0	0	0	0
19	187	43	415	2	24	5	51	17	202	37	413
392	3,951	684	6,654	15	165	28	292	109	1,267	148	1,668
125	1,258	248	2,415	4	38	6	66	14	162	24	273

(1,568)	(15,740)	(5,224)	(51,089)	(163)	(1,755)	(358)	(3,764)	(360)	(4,165)	(974)	(11,018)
(1,796)	(18,031)	(6,839)	(66,835)	(136)	(1,465)	(694)	(7,275)	(38)	(435)	(308)	(3,503)
(21)	(215)	(19)	(187)	0	0	0	0	0	0	0	0
(858)	(8,605)	(2,156)	(20,962)	(37)	(399)	(428)	(4,526)	(78)	(900)	(138)	(1,552)
(3,511)	(35,313)	(4,854)	(47,131)	(280)	(3,018)	(339)	(3,530)	(523)	(6,065)	(1,106)	(12,520)
(874)	(8,780)	(1,662)	(16,144)	(33)	(351)	(98)	(1,023)	(116)	(1,350)	(283)	(3,192)
4,821	$48,586	10,027	$98,247	942	$10,151	1,911	$20,170	3,328	$38,476	2,111	$23,986

110	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2016 (Unaudited)

	PIMCO Short Duration Municipal Income Fund				PIMCO Unconstrained Tax Managed Bond Fund(1)
	Six Months Ended 09/30/2016		Year Ended 03/31/2016		Six Months Ended 09/30/2016		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	1,741	$14,766	3,926	$33,268	349	$3,494	1,275	$13,044
Class P	1,792	15,192	7,832	66,225	186	1,863	4,259	43,663
Administrative Class	0	0	0	0	0	0	0	0
Class D	133	1,129	91	770	67	664	448	4,541
Class A	6,934	58,809	7,482	63,320	793	7,973	256	2,629
Class C	62	535	631	5,336	3	36	180	1,847
Issued as reinvestment of distributions
Institutional Class	37	316	69	580	89	898	502	5,078
Class P	38	321	41	345	39	388	213	2,162
Administrative Class	0	0	0	0	0	0	0	0
Class D	1	10	3	22	17	168	82	825
Class A	50	423	100	845	16	156	71	713
Class C	3	24	7	62	4	36	29	288
Cost of shares redeemed
Institutional Class	(2,337)	(19,831)	(3,073)	(26,033)	(1,865)	(18,680)	(9,252)	(94,388)
Class P	(1,271)	(10,774)	(3,254)	(27,539)	(3,253)	(32,690)	(7,711)	(79,148)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(78)	(660)	(405)	(3,429)	(266)	(2,664)	(1,226)	(12,505)
Class A	(5,065)	(42,950)	(8,213)	(69,475)	(503)	(5,045)	(1,117)	(11,390)
Class C	(198)	(1,679)	(614)	(5,201)	(229)	(2,288)	(514)	(5,230)
Net increase (decrease) resulting from Fund share transactions	1,842	$15,631	4,623	$39,096	(4,553)	$(45,691)	(12,505)	$(127,871)

(1)	As of September 30, 2016, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 37% of the Fund, and the shareholder is a related party of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012,

BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	111

Notes to Financial Statements (Cont.)

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	03/31/2017	03/31/2018	03/31/2019
PIMCO California Intermediate Municipal Bond Fund	$311	$6,912	$397
PIMCO California Municipal Bond Fund	0	0	0
PIMCO California Short Duration Municipal Income Fund	5	324	81
PIMCO High Yield Municipal Bond Fund	6,087	17,767	941
PIMCO Municipal Bond Fund	1,207	68,427	2,823
PIMCO National Intermediate Municipal Bond Fund	0	0	0
PIMCO New York Municipal Bond Fund	0	2,903	776
PIMCO Short Duration Municipal Income Fund	8,426	37,870	55
PIMCO Unconstrained Tax Managed Bond Fund	0	0	1,279

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016 the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO California Intermediate Municipal Bond Fund	$976	$0
PIMCO California Municipal Bond Fund	72	12
PIMCO California Short Duration Municipal Income Fund	3,784	0
PIMCO High Yield Municipal Bond Fund	1,272	7,532
PIMCO Municipal Bond Fund	10,349	5,100
PIMCO National Intermediate Municipal Bond Fund	175	334
PIMCO New York Municipal Bond Fund	0	0
PIMCO Short Duration Municipal Income Fund	5,333	911
PIMCO Unconstrained Tax Managed Bond Fund	21,777	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

112	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2016 (Unaudited)

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO California Intermediate Municipal Bond Fund	$138,639	$7,626	$(21)	$7,605
PIMCO California Municipal Bond Fund	16,338	920	(18)	902
PIMCO California Short Duration Municipal Income Fund	148,116	947	(46)	901
PIMCO High Yield Municipal Bond Fund	873,036	65,175	(6,006)	59,169
PIMCO Municipal Bond Fund	716,749	63,689	(377)	63,312
PIMCO National Intermediate Municipal Bond Fund	71,144	3,506	(14)	3,492
PIMCO New York Municipal Bond Fund	190,902	14,689	(137)	14,552
PIMCO Short Duration Municipal Income Fund	263,181	1,017	(151)	866
PIMCO Unconstrained Tax Managed Bond Fund	127,273	12,156	(272)	11,884

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

15. SUBSEQUENT EVENTS

On August 19, 2016, the Board approved the liquidation of the Administrative Class shares of each of the PIMCO Municipal Bond Fund and the PIMCO Short Duration Municipal Income Fund. The liquidation of the Administrative Class shares occurred on October 28, 2016.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	113

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank N.A.
BOS	Banc of America Securities LLC	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	SGD	Singapore Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	UKRPI	United Kingdom Retail Price Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate

114	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	115

Approval of Investment Advisory Contract and Other Agreements (Cont.)

information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS

116	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	117

Approval of Investment Advisory Contract and Other Agreements (Cont.)

PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPathTM Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-

Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPathTM Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

118	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	119

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

120	PIMCO TAX-EFFICIENT STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4009SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

PIMCO Short-Term Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities

2	PIMCO SHORT-TERM FUND

moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Chairman’s Letter (Cont.)

■

Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO SHORT-TERM FUND

Important Information About the PIMCO Short-Term Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the PIMCO Short-Term Fund (Cont.)

risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk,management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain

6	PIMCO SHORT-TERM FUND

distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Short-Term Fund	10/07/87	10/07/87	04/30/08	02/01/96	04/08/98	01/20/97	01/20/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

Important Information About the PIMCO Short-Term Fund (Cont.)

issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO SHORT-TERM FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO Short-Term Fund

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	2.01%	2.57%	1.73%	2.41%	4.42%
PIMCO Short-Term Fund Class P	1.96%	2.47%	1.63%	2.31%	4.33%
PIMCO Short-Term Fund Administrative Class	1.88%	2.31%	1.47%	2.15%	4.16%
PIMCO Short-Term Fund Class D	1.88%	2.31%	1.47%	2.13%	4.14%
PIMCO Short-Term Fund Class A	1.88%	2.31%	1.47%	2.11%	4.05%
PIMCO Short-Term Fund Class A (adjusted)	(0.41)%	0.01%	1.01%	1.87%	3.97%
PIMCO Short-Term Fund Class C	1.72%	2.01%	1.17%	1.80%	3.74%
PIMCO Short-Term Fund Class C (adjusted)	0.72%	1.01%	1.17%	1.80%	3.74%
PIMCO Short-Term Fund Class R	1.75%	2.06%	1.22%	1.85%	3.87%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	3.30%♦
Lipper Ultra-Short Obligation Funds Average	0.87%	1.00%	0.83%	1.58%	4.42%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.47% for Institutional Class shares, 0.57% for Class P shares, 0.72% for Administrative Class shares, 0.72% for Class D shares, 0.72% for Class A shares, 1.02% for Class C shares, and 0.97% for Class R shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

10	PIMCO SHORT-TERM FUND

Institutional Class - PTSHX	Class P - PTSPX	Administrative Class - PSFAX	Class D - PSHDX
Class A - PSHAX	Class C - PFTCX	Class R - PTSRX

Allocation Breakdown as of 09/30/2016†§

Corporate Bonds & Notes	59.2%
Short-Term Instruments‡	11.1%
Asset-Backed Securities	9.8%
U.S. Treasury Obligations	9.2%
Non-Agency Mortgage-Backed Securities	4.4%
Other	6.3%

†	% of Investments, at value.
‡	Includes Central Funds used for Cash Management Purposes.
§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Investment Objective and Strategy Overview

PIMCO Short-Term Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to investment grade corporate credit risk added to relative performance, as investment grade corporate credit spreads narrowed.

»	Holdings of non-agency mortgage-backed securities contributed to relative performance, as these securities generated positive total returns.
»	Long dollar positions versus the Australian dollar benefited performance, as the Australian dollar depreciated against the U.S. dollar.

»	Exposure to high yield corporate credit risk benefited performance, as high yield corporate credit spreads narrowed.

»	Long dollar positions versus the Japanese yen detracted from relative performance, as the currency appreciated versus the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

Expense Example PIMCO Short-Term Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,020.10	$2.76	$1,000.00	$1,022.61	$2.77	0.54%
Class P	1,000.00	1,019.60	3.28	1,000.00	1,022.10	3.28	0.64
Administrative Class	1,000.00	1,018.80	4.04	1,000.00	1,021.34	4.05	0.79
Class D	1,000.00	1,018.80	4.04	1,000.00	1,021.34	4.05	0.79
Class A	1,000.00	1,018.80	4.04	1,000.00	1,021.34	4.05	0.79
Class C	1,000.00	1,017.20	5.57	1,000.00	1,019.82	5.58	1.09
Class R	1,000.00	1,017.50	5.32	1,000.00	1,020.07	5.32	1.04

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO SHORT-TERM FUND

Benchmark Descriptions

Index*	Description

Citi 3-Month Treasury Bill Index	Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Financial Highlights PIMCO Short-Term Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total
Institutional Class
04/01/2016 - 09/30/2016+	$9.66	$0.09	$0.10	$0.19	$(0.09)	$0.00	$(0.09)
03/31/2016	9.79	0.14	(0.09)	0.05	(0.18)	0.00	(0.18)
03/31/2015	9.88	0.08	0.02	0.10	(0.14)	(0.05)	(0.19)
03/31/2014	9.89	0.11	(0.01)	0.10	(0.10)	(0.01)	(0.11)
03/31/2013	9.80	0.10	0.12	0.22	(0.10)	(0.03)	(0.13)
03/31/2012	9.89	0.12	0.01	0.13	(0.13)	(0.09)	(0.22)
Class P
04/01/2016 - 09/30/2016+	$9.66	$0.08	$0.11	$0.19	$(0.09)	$0.00	$(0.09)
03/31/2016	9.79	0.13	(0.09)	0.04	(0.17)	0.00	(0.17)
03/31/2015	9.88	0.07	0.02	0.09	(0.13)	(0.05)	(0.18)
03/31/2014	9.89	0.10	(0.01)	0.09	(0.09)	(0.01)	(0.10)
03/31/2013	9.80	0.09	0.12	0.21	(0.09)	(0.03)	(0.12)
03/31/2012	9.89	0.11	0.01	0.12	(0.12)	(0.09)	(0.21)
Administrative Class
04/01/2016 - 09/30/2016+	$9.66	$0.08	$0.10	$0.18	$(0.08)	$0.00	$(0.08)
03/31/2016	9.79	0.11	(0.09)	0.02	(0.15)	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	(0.11)
03/31/2012	9.89	0.10	0.00	0.10	(0.10)	(0.09)	(0.19)
Class D
04/01/2016 - 09/30/2016+	$9.66	$0.08	$0.10	$0.18	$(0.08)	$0.00	$(0.08)
03/31/2016	9.79	0.11	(0.09)	0.02	(0.15)	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	(0.11)
03/31/2012	9.89	0.10	0.00	0.10	(0.10)	(0.09)	(0.19)
Class A
04/01/2016 - 09/30/2016+	$9.66	$0.08	$0.10	$0.18	$(0.08)	$0.00	$(0.08)
03/31/2016	9.79	0.12	(0.10)	0.02	(0.15)	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	(0.11)
03/31/2012	9.89	0.10	0.00	0.10	(0.10)	(0.09)	(0.19)

14	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

$9.76	2.01%	$6,469,289	0.54	%*	0.45	%*	1.79	%*	194%
9.66	0.47	8,433,549	0.47		0.45		1.42		1,753
9.79	1.00	10,827,073	0.46		0.45		0.86		283
9.88	1.00	10,141,064	0.46		0.45		1.07		252
9.89	2.27	7,101,022	0.46		0.45		1.05		180
9.80	1.28	5,669,635	0.46		0.45		1.24		307

$9.76	1.96%	$1,273,238	0.64	%*	0.55	%*	1.69	%*	194%
9.66	0.37	1,155,364	0.57		0.55		1.38		1,753
9.79	0.90	426,732	0.56		0.55		0.75		283
9.88	0.90	520,949	0.56		0.55		0.97		252
9.89	2.17	393,917	0.56		0.55		0.96		180
9.80	1.18	506,161	0.56		0.55		1.13		307

$9.76	1.88%	$1,268,249	0.79	%*	0.70	%*	1.54	%*	194%
9.66	0.22	1,408,999	0.72		0.70		1.16		1,753
9.79	0.75	1,779,070	0.71		0.70		0.60		283
9.88	0.75	1,889,250	0.71		0.70		0.82		252
9.89	2.02	2,771,619	0.71		0.70		0.80		180
9.80	1.03	2,911,630	0.71		0.70		0.99		307

$9.76	1.88%	$411,239	0.79	%*	0.70	%*	1.54	%*	194%
9.66	0.22	430,087	0.72		0.70		1.18		1,753
9.79	0.75	423,665	0.71		0.70		0.60		283
9.88	0.75	531,673	0.71		0.70		0.82		252
9.89	2.02	467,348	0.71		0.70		0.80		180
9.80	1.02	411,209	0.72	(c)	0.71	(c)	0.99		307

$9.76	1.88%	$665,030	0.79	%*	0.70	%*	1.54	%*	194%
9.66	0.22	618,410	0.72		0.70		1.18		1,753
9.79	0.75	641,931	0.71		0.70		0.60		283
9.88	0.75	988,553	0.71		0.70		0.83		252
9.89	2.02	1,191,580	0.71		0.70		0.81		180
9.80	1.02	1,035,520	0.72	(c)	0.71	(c)	0.98		307

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Financial Highlights PIMCO Short-Term Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total
Class C
04/01/2016 - 09/30/2016+	$9.66	$0.06	$0.11	$0.17	$(0.07)	$0.00	$(0.07)
03/31/2016	9.79	0.09	(0.10)	(0.01)	(0.12)	0.00	(0.12)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	(0.14)
03/31/2014	9.89	0.05	0.00	0.05	(0.05)	(0.01)	(0.06)
03/31/2013	9.80	0.05	0.12	0.17	(0.05)	(0.03)	(0.08)
03/31/2012	9.89	0.07	0.00	0.07	(0.07)	(0.09)	(0.16)
Class R
04/01/2016 - 09/30/2016+	$9.66	$0.06	$0.11	$0.17	$(0.07)	$0.00	$(0.07)
03/31/2016	9.79	0.09	(0.09)	0.00	(0.13)	0.00	(0.13)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	(0.14)
03/31/2014	9.89	0.06	(0.01)	0.05	(0.05)	(0.01)	(0.06)
03/31/2013	9.80	0.06	0.11	0.17	(0.05)	(0.03)	(0.08)
03/31/2012	9.89	0.07	0.01	0.08	(0.08)	(0.09)	(0.17)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.20%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.20%.

16	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

$9.76	1.72%	$174,619	1.09	%*	1.00	%*	1.24	%*	194%
9.66	(0.08)	178,088	1.02		1.00		0.88		1,753
9.79	0.45	190,986	1.01		1.00		0.30		283
9.88	0.45	258,462	1.01		1.00		0.52		252
9.89	1.71	196,056	1.01		1.00		0.50		180
9.80	0.72	220,406	1.02	(c)	1.01	(c)	0.68		307

$9.76	1.75%	$103,487	1.04	%*	0.95	%*	1.29	%*	194%
9.66	(0.03)	104,036	0.97		0.95		0.94		1,753
9.79	0.50	77,909	0.96		0.95		0.35		283
9.88	0.50	59,154	0.96		0.95		0.57		252
9.89	1.77	24,513	0.96		0.95		0.57		180
9.80	0.77	8,753	0.97	(d)	0.96	(d)	0.73		307

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Statement of Assets and Liabilities PIMCO Short Term Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$12,738,100
Investments in Affiliates	14,965
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,769
Over the counter	21,953
Deposits with counterparty	12,082
Foreign currency, at value	3,170
Receivable for investments sold	518,337
Receivable for Fund shares sold	44,924
Interest and/or dividends receivable	61,758
Dividends receivable from Affiliates	312
Total Assets	13,421,370

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,289,934
Payable for short sales	361,529
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,945
Over the counter	26,244
Payable for investments purchased	264,963
Payable for investments in Affiliates purchased	312
Deposits from counterparty	16,039
Payable for Fund shares redeemed	82,200
Distributions payable	637
Overdraft due to custodian	7,548
Accrued investment advisory fees	2,260
Accrued supervisory and administrative fees	1,918
Accrued distribution fees	436
Accrued servicing fees	205
Other liabilities	49
Total Liabilities	3,056,219

Net Assets	$10,365,151

Net Assets Consist of:
Paid in capital	$10,525,091
(Overdistributed) net investment income	(63,938)
Accumulated undistributed net realized (loss)	(130,769)
Net unrealized appreciation	34,767
Net Assets	$10,365,151

Cost of investments in securities	$12,708,437
Cost of investments in Affiliates	$14,965
Cost of foreign currency held	$3,105
Proceeds received on short sales	$361,492
Cost or premiums of financial derivative instruments, net	$(2,059)

* Includes repurchase agreements of:	$355,487

18	PIMCO SHORT-TERM FUND	See Accompanying Notes

September 30, 2016 (Unaudited)

Net Assets:
Institutional Class	$6,469,289
Class P	1,273,238
Administrative Class	1,268,249
Class D	411,239
Class A	665,030
Class C	174,619
Class R	103,487
Shares Issued and Outstanding:
Institutional Class	663,105
Class P	130,507
Administrative Class	129,996
Class D	42,152
Class A	68,166
Class C	17,898
Class R	10,607
Net Asset Value Per Share Outstanding:
Institutional Class	$9.76
Class P	9.76
Administrative Class	9.76
Class D	9.76
Class A	9.76
Class C	9.76
Class R	9.76

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Statement of Operations PIMCO Short Term Fund

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$136,104
Dividends	163
Dividends from Investments in Affiliates	2,081
Total Income	138,348

Expenses:
Investment advisory fees	14,853
Supervisory and administrative fees	12,502
Distribution and/or servicing fees - Administrative Class	1,728
Distribution and/or servicing fees - Class D	526
Distribution fees - Class C	266
Distribution fees - Class R	131
Servicing fees - Class A	803
Servicing fees - Class C	221
Servicing fees - Class R	131
Trustee fees	48
Interest expense	5,303
Total Expenses	36,512

Net Investment Income	101,836

Net Realized Gain (Loss):
Investments in securities	1,830
Investments in Affiliates	137
Exchange-traded or centrally cleared financial derivative instruments	(29,374)
Over the counter financial derivative instruments	(15,248)
Foreign currency	1,445

Net Realized (Loss)	(41,210)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	114,640
Investments in Affiliates	(8)
Exchange-traded or centrally cleared financial derivative instruments	36,134
Over the counter financial derivative instruments	17,136
Foreign currency assets and liabilities	1,248

Net Change in Unrealized Appreciation	169,150

Net Increase in Net Assets Resulting from Operations	$229,776

20	PIMCO SHORT-TERM FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Short Term Fund

(Amounts in thousands)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
(Decrease) in Net Assets from:

Operations:
Net investment income	$101,836	$187,106
Net realized (loss)	(41,210)	(65,309)
Net change in unrealized appreciation (depreciation)	169,150	(78,795)

Net Increase in Net Assets Resulting from Operations	229,776	43,002

Distributions to Shareholders:
From net investment income
Institutional Class	(74,859)	(181,104)
Class P	(11,096)	(13,225)
Administrative Class	(11,348)	(25,155)
Class D	(3,449)	(6,261)
Class A	(5,267)	(9,555)
Class C	(1,188)	(2,273)
Class R	(730)	(1,248)

Total Distributions(a)	(107,937)	(238,821)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(2,085,221)	(1,843,014)

Total (Decrease) in Net Assets	(1,963,382)	(2,038,833)

Net Assets:
Beginning of period	12,328,533	14,367,366
End of period*	$10,365,151	$12,328,533

*Including (overdistributed) net investment income of:	$(63,938)	$(57,837)

**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Statement of Cash Flows PIMCO Short Term Fund

Six Months Ended September 30, 2016 (Unaudited) (Amounts in thousands)
Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations	$229,776
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(22,042,259)
Proceeds from sales of long-term securities	23,267,300
Proceeds from sales of short-term portfolio investments, net	473,277
Decrease in deposits with counterparty	32,402
Decrease in receivable for investments sold	781,147
Decrease in interest and/or dividends receivable	8,013
(Increase) in dividends receivable from Affiliates	(234)
(Payments on) exchange-traded or centrally cleared financial derivative instruments	(3,787)
(Payments on) over the counter financial derivative instruments	(23,475)
(Decrease) in payable for investments purchased	(356,024)
(Decrease) in deposits from counterparty	(9,607)
(Decrease) in accrued investment advisory fees	(414)
(Decrease) in accrued supervisory and administrative fees	(318)
(Decrease) in accrued distribution fees	(19)
Increase in accrued servicing fees	9
(Payments on) short sales transactions, net	(1,396,280)
Proceeds from foreign currency transactions	2,672
Increase in other liabilities	6
Net Realized (Gain) Loss
Investments in securities	(1,830)
Investments in Affiliates	(137)
Exchange-traded or centrally cleared financial derivative instruments	29,374
Over the counter financial derivative instruments	15,248
Foreign currency	(1,445)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(114,640)
Investments in Affiliates	8
Exchange-traded or centrally cleared financial derivative instruments	(36,134)
Over the counter financial derivative instruments	(17,136)
Foreign currency assets and liabilities	(1,248)
Net amortization (accretion) on investments	30,612
Net cash provided by operating activities	864,857

Cash Flows (Used for) Financing Activities:
Proceeds from shares sold	3,073,298
Payments on shares redeemed	(5,279,226)
Increase in overdraft due to custodian	7,548
Cash distributions paid*	(4,752)
Proceeds from reverse repurchase agreements	16,163,126
Payments on reverse repurchase agreements	(14,842,339)
Proceeds from sale-buyback transactions	7,730,444
Payments on sale-buyback transactions	(7,730,444)
Net cash (used for) financing activities	(882,345)

Net (Decrease) in Cash and Foreign Currency	(17,488)

Cash and Foreign Currency:
Beginning of period	20,658
End of period	$3,170
* Reinvestment of distributions	$103,347
Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$8,656

22	PIMCO SHORT-TERM FUND	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Fund

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.8%

BANK LOAN OBLIGATIONS 1.1%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023	$12,955	$13,125
Community Health Systems, Inc.
4.083% due 12/31/2018	18,063	17,986
Delos Finance SARL
3.588% due 03/06/2021	600	605
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	46,770	46,965
FCA U.S. LLC
3.500% due 05/24/2017	9,044	9,072
Las Vegas Sands LLC
3.250% due 12/19/2020	21,370	21,513
T-Mobile USA, Inc.
3.500% due 11/09/2022	6,848	6,906

Total Bank Loan Obligations (Cost $115,409)		116,172

CORPORATE BONDS & NOTES 72.8%

BANKING & FINANCE 33.6%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017	4,350	4,373
3.750% due 05/15/2019	2,100	2,150
4.625% due 10/30/2020	1,200	1,263
5.000% due 10/01/2021	1,600	1,712
Air Lease Corp.
2.125% due 01/15/2020 (b)	6,300	6,284
2.625% due 09/04/2018	1,100	1,110
Ally Financial, Inc.
2.750% due 01/30/2017	33,120	33,209
3.250% due 09/29/2017	10,000	10,087
3.250% due 02/13/2018	2,000	2,025
3.600% due 05/21/2018	2,000	2,035
4.125% due 03/30/2020	7,900	8,058
4.750% due 09/10/2018	3,800	3,942
5.500% due 02/15/2017	57,612	58,385
6.250% due 12/01/2017	800	833
8.000% due 03/15/2020	3,000	3,435
American Express Credit Corp.
1.307% due 08/15/2019 (h)	11,400	11,405
American Tower Corp.
2.250% due 01/15/2022	11,900	11,891
3.400% due 02/15/2019	3,500	3,638
4.500% due 01/15/2018	9,500	9,856
Aviation Capital Group Corp.
2.875% due 09/17/2018	30,485	30,904
Banco del Estado de Chile
2.000% due 11/09/2017	250	251

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$60,505	$60,974
Banco Santander Chile
2.708% due 06/07/2018		3,786	3,817
4.500% due 03/13/2017	AUD	3,296	2,537
Bank of America Corp.
5.650% due 05/01/2018		$7,775	8,250
6.875% due 04/25/2018		25,587	27,603
Bank of China Hong Kong Ltd.
3.750% due 11/08/2016		3,275	3,283
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.385% due 03/05/2018		10,500	10,495
1.450% due 09/08/2017		6,789	6,792
1.876% due 09/14/2018		6,950	6,988
2.685% due 03/20/2018	AUD	5,600	4,287
2.750% due 09/14/2020		$1,045	1,074
Barclays Bank PLC
6.050% due 12/04/2017		8,663	9,063
Barclays PLC
2.917% due 08/10/2021		14,900	15,223
BGC Partners, Inc.
5.125% due 05/27/2021		5,550	5,818
BOC Aviation Ltd.
2.875% due 10/10/2017		14,784	14,952
3.000% due 03/30/2020		3,100	3,188
3.875% due 05/09/2019		7,422	7,747
Cantor Fitzgerald LP
7.875% due 10/15/2019		2,300	2,559
CIT Group, Inc.
3.875% due 02/19/2019		5,700	5,835
4.250% due 08/15/2017		96,990	98,930
5.000% due 05/15/2017		68,538	69,909
5.250% due 03/15/2018		14,718	15,344
5.500% due 02/15/2019		9,100	9,646
Citigroup, Inc.
1.763% due 06/07/2019		57,650	57,988
1.949% due 08/02/2021		35,000	35,198
2.031% due 10/26/2020		31,000	31,203
2.218% due 03/30/2021		34,100	34,694
Commerzbank AG
0.477% due 09/20/2017		1,950	1,937
Commerzbank Finance & Covered Bond S.A.
0.477% due 03/20/2017		17,350	17,218
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (f)		1,750	1,825
Credit Agricole S.A.
1.815% due 06/10/2020 (h)		34,800	34,994
8.125% due 09/19/2033		4,800	5,196
Credit Suisse AG
1.414% due 04/27/2018		3,200	3,200
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021 (h)		107,200	111,002

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DBS Bank Ltd.
1.625% due 08/06/2018	$4,400	$4,423
3.625% due 09/21/2022	4,624	4,703
DNB Boligkreditt A/S
1.450% due 03/21/2018 (h)	45,000	45,141
Eksportfinans ASA
5.500% due 06/26/2017	32,165	33,008
Ford Motor Credit Co. LLC
1.605% due 01/09/2018	21,500	21,559
1.675% due 03/12/2019 (h)	122,325	122,520
1.750% due 06/15/2018	18,800	18,872
2.241% due 01/08/2019	22,400	22,781
2.375% due 01/16/2018	10,709	10,799
General Motors Financial Co., Inc.
2.025% due 04/10/2018	54,730	54,915
2.240% due 01/15/2020	71,587	71,064
2.400% due 04/10/2018	1,000	1,008
2.740% due 01/15/2019	4,500	4,560
3.000% due 09/25/2017	31,450	31,866
3.250% due 05/15/2018	16,300	16,594
6.750% due 06/01/2018	16,575	17,845
Goldman Sachs Group, Inc.
1.875% due 04/23/2020	43,355	43,646
2.075% due 04/23/2021	6,000	6,069
2.429% due 11/29/2023 (h)	164,883	167,852
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	2,150	2,496
HBOS PLC
1.535% due 09/06/2017	63,717	63,612
HSBC Holdings PLC
2.354% due 01/05/2022 (b)	20,800	20,909
2.485% due 05/25/2021 (h)	91,250	93,090
3.081% due 03/08/2021 (h)	24,527	25,632
HSBC USA, Inc.
1.427% due 11/13/2019 (h)	31,850	31,451
1.558% due 08/07/2018	9,000	9,016
2.750% due 08/07/2020 (h)	7,300	7,478
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	10,915	10,929
Hyundai Capital Services, Inc.
1.657% due 03/18/2017	70,862	70,908
3.500% due 09/13/2017	3,300	3,365
ICICI Bank Ltd.
4.750% due 11/25/2016	14,250	14,314
Industrial Bank of Korea
2.375% due 07/17/2017	5,430	5,475
2.375% due 07/17/2017 (h)	25,900	26,113
International Lease Finance Corp.
3.875% due 04/15/2018	2,699	2,770
5.875% due 04/01/2019	4,300	4,617
6.250% due 05/15/2019	3,900	4,236
7.125% due 09/01/2018	18,450	20,180
8.250% due 12/15/2020	100	119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.750% due 03/15/2017		$18,800	$19,362
8.875% due 09/01/2017		1,000	1,061
Intesa Sanpaolo SpA
2.375% due 01/13/2017		64,967	65,062
Itau CorpBanca
3.875% due 09/22/2019		5,050	5,282
JPMorgan Chase & Co.
0.829% due 05/30/2017	GBP	19,550	25,313
1.933% due 06/07/2021		$9,955	10,034
1.957% due 10/29/2020 (h)		13,900	14,168
2.322% due 03/01/2021 (h)		14,100	14,458
7.900% due 04/30/2018 (f)		10,900	11,213
KEB Hana Bank
1.917% due 11/09/2016		6,810	6,811
Kookmin Bank
1.607% due 03/14/2017		8,200	8,197
LeasePlan Australia Ltd.
4.500% due 03/13/2017	AUD	10,380	7,990
LeasePlan Corp. NV
2.500% due 05/16/2018		$28,890	28,944
2.875% due 01/22/2019		57,100	57,669
3.000% due 10/23/2017		71,328	72,081
Lloyds Bank PLC
1.367% due 05/14/2018 (h)		23,300	23,230
1.374% due 03/16/2018 (h)		13,900	13,875
1.750% due 03/16/2018		1,200	1,201
Lloyds Banking Group PLC
3.100% due 07/06/2021		8,000	8,183
Macquarie Bank Ltd.
1.872% due 07/29/2020 (h)		39,200	39,243
Macquarie Group Ltd.
3.000% due 12/03/2018 (h)		98,039	100,335
3.000% due 12/03/2018		9,461	9,683
4.875% due 08/10/2017		5,800	5,959
6.000% due 01/14/2020		7,720	8,542
7.625% due 08/13/2019		23,227	26,620
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.490% due 07/23/2019 (h)		8,550	8,564
Mitsubishi UFJ Trust & Banking Corp.
2.650% due 10/19/2020 (h)		26,900	27,564
Mizuho Bank Ltd.
1.497% due 03/26/2018		10,900	10,876
1.886% due 10/20/2018		7,000	7,042
Mizuho Financial Group, Inc.
2.147% due 04/12/2021 (h)		54,800	55,656
Morgan Stanley
1.565% due 01/24/2019		1,276	1,281
2.132% due 02/01/2019		9,605	9,794
MUFG Americas Holdings Corp.
1.362% due 02/09/2018		3,700	3,688
MUFG Capital Finance Ltd.
5.271% due 01/25/2017 (f)	EUR	3,400	3,886

24	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.299% due 01/25/2017 (f)(h)	GBP	16,978	$22,391
Navient Corp.
4.625% due 09/25/2017		$2,600	2,642
5.500% due 01/15/2019		29,200	29,711
6.000% due 01/25/2017		6,365	6,434
6.625% due 07/26/2021		2,000	2,020
8.450% due 06/15/2018		37,060	39,932
OneMain Financial Holdings LLC
6.750% due 12/15/2019		400	423
Piper Jaffray Cos.
3.838% due 05/31/2017		24,550	24,537
5.060% due 10/09/2018		9,800	9,947
QBE Insurance Group Ltd.
2.400% due 05/01/2018		5,480	5,516
QNB Finance Ltd.
2.002% due 10/31/2016		1,050	1,051
2.275% due 02/26/2018		5,000	5,033
RCI Banque S.A.
3.500% due 04/03/2018		13,000	13,370
Regions Bank
2.250% due 09/14/2018		5,500	5,546
Reliance Standard Life Global Funding
2.150% due 10/15/2018		14,000	14,125
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		400	411
Royal Bank of Scotland PLC
9.500% due 03/16/2022		53,867	55,637
13.125% due 03/19/2022	AUD	12,370	9,877
Santander Bank N.A.
1.597% due 01/12/2018		$14,850	14,786
Santander Holdings USA, Inc.
2.275% due 11/24/2017		28,300	28,555
Santander UK PLC
1.264% due 09/29/2017		1,000	998
1.675% due 08/24/2018 (h)		27,000	27,021
2.336% due 03/14/2019		10,000	10,172
Shinhan Bank
1.311% due 04/08/2017		200	200
SL Green Realty Corp.
5.000% due 08/15/2018		16,200	16,923
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		12,800	12,833
Springleaf Finance Corp.
5.250% due 12/15/2019		1,200	1,229
6.900% due 12/15/2017		42,375	44,653
Sumitomo Mitsui Financial Group, Inc.
1.783% due 07/14/2021		6,000	6,024
Synchrony Financial
1.875% due 08/15/2017		12,800	12,828
1.989% due 02/03/2020		10,950	10,717
2.192% due 11/09/2017		31,950	32,173

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS AG
1.692% due 06/01/2020 (h)	$12,200	$12,199
4.750% due 05/22/2023	700	715
7.250% due 02/22/2022	5,565	5,661
UBS Group Funding Jersey Ltd.
2.297% due 09/24/2020	4,950	5,028
2.453% due 04/14/2021 (h)	98,200	100,673
3.000% due 04/15/2021	4,100	4,216
Unibail-Rodamco SE
1.449% due 04/16/2019 (h)	62,100	61,824
United Overseas Bank Ltd.
2.875% due 10/17/2022	6,455	6,537
Ventas Realty LP
1.250% due 04/17/2017	4,775	4,774
3.125% due 06/15/2023	3,900	3,986
VEREIT Operating Partnership LP
3.000% due 02/06/2019	6,601	6,707
Vonovia Finance BV
3.200% due 10/02/2017	19,000	19,233
Vornado Realty LP
2.500% due 06/30/2019	700	710
WEA Finance LLC
1.750% due 09/15/2017	9,100	9,118
2.700% due 09/17/2019	1,200	1,231
Weyerhaeuser Co.
6.950% due 08/01/2017	11,050	11,517

		3,486,261

INDUSTRIALS 26.2%
Abu Dhabi National Energy Co. PJSC
4.125% due 03/13/2017	3,000	3,038
5.875% due 10/27/2016	5,000	5,021
Actavis Funding SCS
1.850% due 03/01/2017	34,990	35,082
1.925% due 03/12/2018	9,750	9,829
2.100% due 03/12/2020	141,961	144,421
Actavis, Inc.
1.875% due 10/01/2017	4,952	4,970
America West Airlines Pass-Through Trust
6.870% due 07/02/2018	690	700
Amgen, Inc.
1.191% due 05/22/2017 (h)	90,900	90,972
1.250% due 05/22/2017	6,169	6,172
1.411% due 05/22/2019	3,965	3,971
5.850% due 06/01/2017	5,600	5,767
Anglo American Capital PLC
2.625% due 04/03/2017	1,450	1,454
Anheuser-Busch InBev Finance, Inc.
2.017% due 02/01/2021 (h)	13,800	14,172
Anthem, Inc.
2.300% due 07/15/2018	2,000	2,027

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asciano Finance Ltd.
5.000% due 04/07/2018		$25,111	$25,982
BAT International Finance PLC
1.360% due 06/15/2018 (h)		26,600	26,692
1.850% due 06/15/2018		700	706
2.125% due 06/07/2017		8,000	8,047
5.375% due 06/29/2017	EUR	8,000	9,350
Baxalta, Inc.
1.646% due 06/22/2018		$2,310	2,303
2.000% due 06/22/2018		7,268	7,289
Beam Suntory, Inc.
1.875% due 05/15/2017		14,500	14,568
Boston Scientific Corp.
2.850% due 05/15/2020		2,600	2,682
Cameron International Corp.
1.150% due 12/15/2016		2,500	2,501
Central Nippon Expressway Co. Ltd.
1.800% due 10/14/2016	JPY	1,000,000	9,868
2.369% due 09/10/2018		$4,950	5,021
Charter Communications Operating LLC
3.579% due 07/23/2020		7,130	7,459
4.464% due 07/23/2022		11,500	12,434
Cheung Kong Infrastructure Finance BVI Ltd.
1.557% due 06/20/2017		12,000	11,961
Chevron Corp.
1.768% due 05/16/2021 (h)		110,800	111,437
CNPC General Capital Ltd.
1.950% due 11/25/2017		9,000	9,046
2.750% due 04/19/2017		14,344	14,448
Coca-Cola European Partners PLC
0.000% due 11/26/2017	EUR	9,300	10,461
ConocoPhillips
5.750% due 02/01/2019		$6,641	7,238
ConocoPhillips Co.
1.050% due 12/15/2017		4,575	4,545
1.500% due 05/15/2018		1,000	1,000
1.717% due 05/15/2022		30,800	30,313
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022		4,084	4,294
Cox Communications, Inc.
5.875% due 12/01/2016		5,488	5,527
CRH America, Inc.
8.125% due 07/15/2018		4,050	4,482
D.R. Horton, Inc.
3.625% due 02/15/2018		3,093	3,174
3.750% due 03/01/2019		10,700	11,195
Daimler Finance North America LLC
1.251% due 05/18/2018 (h)		14,250	14,236
1.259% due 03/02/2018 (h)		98,050	98,031
1.469% due 08/03/2017 (h)		18,400	18,462
1.594% due 07/05/2019 (h)		48,800	48,940
1.617% due 08/01/2018 (h)		17,500	17,591

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.650% due 03/02/2018		$8,294	$8,311
1.875% due 01/11/2018		1,300	1,308
2.000% due 08/03/2018		6,920	6,979
2.250% due 07/31/2019		2,000	2,031
2.375% due 08/01/2018		9,700	9,848
Devon Energy Corp.
1.390% due 12/15/2016		33,720	33,679
Diamond Finance Corp.
3.480% due 06/01/2019		31,200	32,104
4.420% due 06/15/2021		5,400	5,650
DISH DBS Corp.
4.250% due 04/01/2018		16,600	17,056
4.625% due 07/15/2017		1,000	1,020
7.875% due 09/01/2019		100	112
eBay, Inc.
0.943% due 07/28/2017		14,550	14,540
1.237% due 08/01/2019		48,724	48,515
2.500% due 03/09/2018		3,100	3,145
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017		29,833	30,470
Embraer Overseas Ltd.
6.375% due 01/24/2017		4,265	4,329
Enbridge, Inc.
1.289% due 06/02/2017		12,250	12,226
1.296% due 10/01/2016		1,500	1,500
Energy Transfer Partners LP
2.500% due 06/15/2018		10,500	10,576
6.125% due 02/15/2017		18,706	18,991
9.000% due 04/15/2019		8,178	9,343
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023		3,644	4,091
General Electric Co.
6.375% due 11/15/2067		3,900	4,056
General Motors Co.
3.500% due 10/02/2018		4,454	4,581
Georgia-Pacific LLC
2.539% due 11/15/2019		35,600	36,405
Glencore Finance Canada Ltd.
3.600% due 01/15/2017		12,761	12,777
5.800% due 11/15/2016		37,249	37,380
Goldcorp, Inc.
2.125% due 03/15/2018		3,100	3,111
Hanshin Expressway Co. Ltd.
0.448% due 12/20/2016	JPY	2,000,000	19,744
HCA, Inc.
3.750% due 03/15/2019		$2,850	2,946
Hess Corp.
1.300% due 06/15/2017		17,535	17,535
Hewlett Packard Enterprise Co.
2.594% due 10/05/2017		44,100	44,440
2.784% due 10/05/2018		46,000	46,787

26	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyundai Capital America
2.125% due 10/02/2017	$1,684	$1,693
4.000% due 06/08/2017	200	203
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	47,300	47,569
2.050% due 07/20/2018	26,875	27,071
2.950% due 07/21/2020	21,800	22,529
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	7,500	7,772
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	4,610	4,850
6.000% due 02/01/2017	18,860	19,134
Kinder Morgan, Inc.
2.000% due 12/01/2017	25,537	25,579
7.000% due 06/15/2017	21,058	21,795
7.250% due 06/01/2018	23,925	25,843
KLA-Tencor Corp.
3.375% due 11/01/2019	1,150	1,192
Korea National Oil Corp.
3.125% due 04/03/2017	23,195	23,410
Kroger Co.
6.150% due 01/15/2020	3,000	3,412
Medtronic, Inc.
1.650% due 03/15/2020 (h)	53,580	54,326
MGM Resorts International
8.625% due 02/01/2019	13,800	15,628
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	1,600	1,642
Mylan, Inc.
1.350% due 11/29/2016	39,822	39,844
Nabors Industries, Inc.
6.150% due 02/15/2018	400	416
Nissan Motor Acceptance Corp.
1.456% due 04/06/2018	9,400	9,399
1.851% due 03/08/2019 (h)	33,600	33,863
1.950% due 09/12/2017 (h)	28,020	28,132
2.550% due 03/08/2021	5,500	5,636
ONEOK Partners LP
2.000% due 10/01/2017	4,100	4,104
3.200% due 09/15/2018	300	306
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	59,600	59,640
Penske Truck Leasing Co. LP
3.375% due 03/15/2018	11,500	11,792
3.750% due 05/11/2017	8,190	8,303
Petrofac Ltd.
3.400% due 10/10/2018	1,400	1,409
Phillips 66
2.950% due 05/01/2017	4,450	4,491
Pioneer Natural Resources Co.
6.650% due 03/15/2017	30,475	31,176
6.875% due 05/01/2018	4,715	5,067

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QUALCOMM, Inc.
1.361% due 05/20/2020		$11,509	$11,526
Reynolds American, Inc.
2.300% due 08/21/2017		4,000	4,035
2.300% due 06/12/2018		14,140	14,344
4.000% due 06/12/2022		900	979
Roche Holdings, Inc.
1.178% due 09/30/2019		5,000	5,000
Rogers Communications, Inc.
6.800% due 08/15/2018		4,000	4,386
S&P Global, Inc.
2.500% due 08/15/2018		4,400	4,471
Sabine Pass LNG LP
7.500% due 11/30/2016		12,035	12,137
SABMiller Holdings, Inc.
1.447% due 08/01/2018		3,309	3,311
SFR Group S.A.
5.375% due 05/15/2022	EUR	1,800	2,095
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$28,100	28,146
Sky PLC
6.100% due 02/15/2018		2,045	2,159
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		15,936	16,277
Statoil ASA
1.248% due 11/08/2018		2,780	2,786
Symantec Corp.
2.750% due 06/15/2017		11,239	11,311
Telefonica Emisiones S.A.U.
1.513% due 06/23/2017		89,725	89,652
3.192% due 04/27/2018		4,900	5,017
6.221% due 07/03/2017		9,836	10,183
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		6,315	6,489
Tesco PLC
5.500% due 11/15/2017		11,550	11,984
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		5,490	5,502
Thomson Reuters Corp.
1.300% due 02/23/2017		4,500	4,503
Time Warner Cable LLC
5.000% due 02/01/2020		10,000	10,853
5.850% due 05/01/2017		65,706	67,355
6.750% due 07/01/2018		9,323	10,134
8.250% due 04/01/2019		4,300	4,954
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,500	2,649
Toll Brothers Finance Corp.
8.910% due 10/15/2017		2,350	2,526
Total Capital International S.A.
1.207% due 06/19/2019		6,150	6,069
1.377% due 08/10/2018		1,531	1,535

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UAL Pass-Through Trust
9.750% due 07/15/2018		$15,989	$16,380
10.400% due 05/01/2018		2,171	2,177
USG Corp.
7.875% due 03/30/2020		21,335	22,268
9.500% due 01/15/2018		61,403	66,991
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		32,200	29,946
Viacom, Inc.
6.125% due 10/05/2017		2,600	2,715
Volkswagen Group of America Finance LLC
1.187% due 05/23/2017		15,750	15,712
1.250% due 05/23/2017		2,000	1,994
1.281% due 05/22/2018		34,500	34,306
1.600% due 11/20/2017		5,400	5,390
Volkswagen International Finance NV
1.241% due 11/18/2016		39,360	39,373
VW Credit, Inc.
1.277% due 06/26/2017		36,200	35,672
1.875% due 10/13/2016		37,000	37,001
Whirlpool Corp.
1.650% due 11/01/2017		7,100	7,123
Wind Acquisition Finance S.A.
3.705% due 07/15/2020	EUR	7,000	7,882
Woodside Finance Ltd.
4.600% due 05/10/2021		$43,856	46,925
Wyndham Worldwide Corp.
2.500% due 03/01/2018		6,985	7,060
Wynn Las Vegas LLC
5.500% due 03/01/2025		3,700	3,742
Wynn Macau Ltd.
5.250% due 10/15/2021 (h)		600	609
Xerox Corp.
6.750% due 02/01/2017		1,794	1,822
ZF North America Capital, Inc.
4.000% due 04/29/2020		5,500	5,857
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		14,965	14,983

			2,709,987

UTILITIES 13.0%
AT&T, Inc.
1.515% due 03/11/2019		21,416	21,514
1.739% due 11/27/2018		1,625	1,644
1.768% due 06/30/2020		59,748	60,297
BG Energy Capital PLC
2.875% due 10/15/2016		3,500	3,502
4.000% due 12/09/2020		2,980	3,229
4.000% due 10/15/2021		1,000	1,095
5.125% due 12/07/2017	GBP	3,000	4,089
6.500% due 11/30/2072		8,105	11,100
6.500% due 11/30/2072		$34,825	36,408

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BP Capital Markets PLC
1.317% due 05/10/2018 (h)		$14,346	$14,397
1.347% due 05/10/2019		2,855	2,858
1.487% due 09/26/2018 (h)		13,962	14,031
1.846% due 05/05/2017		4,482	4,502
British Telecommunications PLC
1.250% due 02/14/2017		12,000	12,002
CMS Energy Corp.
5.050% due 02/15/2018		28,031	29,359
CNOOC Nexen Finance ULC
1.625% due 04/30/2017 (h)		33,090	33,127
Dominion Resources, Inc.
1.600% due 08/15/2019		7,700	7,690
2.125% due 02/15/2018		8,800	8,770
E.ON International Finance BV
5.800% due 04/30/2018		7,500	7,971
Enel Finance International NV
6.250% due 09/15/2017		53,615	55,991
Engie S.A.
1.500% due 07/20/2017	EUR	2,000	2,277
Entergy Corp.
4.700% due 01/15/2017		$1,500	1,509
FirstEnergy Corp.
2.750% due 03/15/2018		28,812	29,156
Jersey Central Power & Light Co.
5.650% due 06/01/2017		7,290	7,488
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		32,377	33,964
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		25,228	25,434
Korea Gas Corp.
2.875% due 07/29/2018		1,500	1,540
Korea Hydro & Nuclear Power Co. Ltd.
1.591% due 05/22/2017		46,400	46,380
2.875% due 10/02/2018		2,410	2,477
Korea South-East Power Co. Ltd.
3.625% due 01/29/2017		1,720	1,732
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		1,800	1,845
3.125% due 05/10/2017		12,734	12,854
KT Corp.
1.750% due 04/22/2017		19,300	19,345
2.625% due 04/22/2019 (h)		1,660	1,702
3.875% due 01/20/2017		9,248	9,320
National Grid North America, Inc.
1.451% due 08/21/2017		104,400	104,181
NextEra Energy Capital Holdings, Inc.
1.586% due 06/01/2017		800	802
2.056% due 09/01/2017		42,719	42,960
OGE Energy Corp.
1.375% due 11/24/2017		6,000	5,996

28	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras Global Finance BV
6.125% due 10/06/2016	$1,900	$1,901
Petroleos Mexicanos
5.750% due 03/01/2018	51,367	54,269
Shell International Finance BV
1.266% due 05/11/2020	9,340	9,356
Sinopec Group Overseas Development Ltd.
1.445% due 04/10/2017 (h)	70,871	70,907
1.750% due 04/10/2017	23,460	23,508
2.750% due 05/17/2017	20,352	20,526
Spire, Inc.
1.567% due 08/15/2017	17,200	17,157
Sprint Communications, Inc.
6.000% due 12/01/2016	119,159	119,904
8.375% due 08/15/2017	16,350	17,024
9.125% due 03/01/2017	15,350	15,753
TECO Finance, Inc.
1.265% due 04/10/2018	4,475	4,466
Telecom Italia Capital S.A.
6.999% due 06/04/2018	22,504	24,396
TransAlta Corp.
1.900% due 06/03/2017	1,870	1,872
Verizon Communications, Inc.
2.606% due 09/14/2018 (h)	217,610	223,389
Williams Partners LP
7.250% due 02/01/2017	61,125	62,247

		1,351,213

Total Corporate Bonds & Notes (Cost $7,513,094)		7,547,461

MUNICIPAL BONDS & NOTES 0.6%

ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.562% due 11/25/2043	4,225	4,181

CALIFORNIA 0.5%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	51,700	52,919
University of California Revenue Bonds, Series 2011
1.023% due 07/01/2041	2,800	2,800

		55,719

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
1.580% due 12/01/2033	3,795	3,785

Total Municipal Bonds & Notes (Cost $62,493)		63,685

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
0.584% due 12/25/2036	$140	$139
0.585% due 07/25/2037	658	645
0.645% due 03/25/2034	40	40
0.655% due 03/25/2036	91	88
0.675% due 08/25/2034	240	236
0.725% due 02/25/2037 - 10/27/2037	1,441	1,434
0.825% due 12/25/2028 - 03/25/2036	1,305	1,306
0.845% due 06/25/2036	169	169
0.865% due 11/25/2036	165	165
0.875% due 04/25/2036 - 03/25/2044	913	910
0.895% due 03/25/2036	99	99
0.925% due 06/25/2032 - 09/25/2032	91	92
0.931% due 03/17/2032 - 05/18/2032	832	838
0.955% due 07/25/2036 - 11/25/2040	325	326
0.975% due 08/25/2021 - 06/25/2042	2,707	2,725
0.981% due 09/17/2027	4	4
1.005% due 11/25/2040	328	329
1.025% due 02/25/2022 - 04/25/2042	909	914
1.031% due 07/18/2027 - 05/18/2032	146	147
1.065% due 07/25/2037	393	395
1.075% due 09/25/2041	2,964	2,971
1.125% due 10/25/2017 - 08/25/2022	9	9
1.155% due 04/25/2031	124	126
1.175% due 12/25/2022	3	3
1.196% due 01/01/2021 (h)	12,160	12,215
1.205% due 02/25/2041	40	40
1.225% due 09/25/2022	2	2
1.295% due 06/25/2037	251	255
1.375% due 02/25/2023 - 07/25/2038	17	17
1.425% due 04/25/2032 - 11/25/2049	43	44
1.525% due 11/25/2049	21	21
1.675% due 09/25/2023	25	25
1.689% due 06/01/2043 - 10/01/2044	1,615	1,646
1.689% due 03/01/2044 (h)	2,173	2,217
1.745% due 10/25/2038	65	66
1.940% due 02/01/2018 - 04/01/2029	55	57
2.235% due 11/01/2035	62	65
2.335% due 05/01/2035	30	30

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.413% due 10/01/2035 - 01/01/2036	$82	$86
2.421% due 01/01/2036	42	44
2.425% due 09/01/2034	376	397
2.433% due 08/01/2035	58	62
2.491% due 01/01/2036	140	149
2.493% due 12/01/2035	25	26
2.510% due 12/01/2035	12	12
2.538% due 09/01/2035	62	66
2.569% due 09/01/2035	20	21
2.589% due 12/01/2036	31	32
2.590% due 06/01/2033	11	11
2.595% due 08/01/2026	5	5
2.625% due 07/01/2031	4	4
2.626% due 09/01/2034	30	32
2.627% due 06/01/2035 - 10/01/2035	27	28
2.645% due 11/01/2027	2	2
2.647% due 10/01/2035	29	31
2.648% due 12/01/2036	28	29
2.655% due 11/01/2035	97	102
2.660% due 02/01/2034	56	60
2.687% due 12/01/2040	70	74
2.715% due 08/01/2024 - 02/01/2033	11	10
2.723% due 07/01/2029	83	86
2.730% due 04/01/2033	5	5
2.741% due 09/01/2034	71	75
2.772% due 05/01/2035	129	136
2.781% due 07/01/2034	8	9
2.782% due 08/01/2029	467	486
2.808% due 11/01/2034	155	164
2.813% due 01/01/2032	183	187
2.821% due 05/01/2034 - 09/01/2035	92	97
2.822% due 01/01/2036	37	40
2.831% due 06/01/2034	3	3
2.836% due 07/01/2035	34	35
2.848% due 05/01/2038 (h)	3,732	3,972
2.876% due 09/01/2034	37	40
2.898% due 05/01/2035	51	54
2.909% due 04/01/2029	4	4
2.966% due 11/01/2024	6	6
2.972% due 03/01/2036	33	35
3.010% due 02/01/2035	7	7
3.019% due 08/01/2035	16	16
3.037% due 03/01/2036	25	27
3.048% due 05/01/2036 (h)	1,866	1,948
3.177% due 06/01/2035	183	193
3.265% due 06/01/2036	9	9
3.882% due 05/01/2036	37	39
4.089% due 02/25/2018 (a)	18,997	564
4.200% due 06/01/2017	6	6
4.429% due 07/01/2028	6	7
5.050% due 07/01/2018	124	125
6.240% due 10/25/2042	292	334
8.350% due 06/25/2032	31	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FDIC Structured Sale Guaranteed Notes
1.023% due 11/29/2037	$774	$773
Federal Housing Administration
6.896% due 07/01/2020	55	53
7.350% due 04/01/2019	16	15
7.435% due 02/01/2019	6	6
Freddie Mac
0.565% due 12/25/2036	3,910	3,896
0.774% due 07/15/2034	89	89
0.844% due 01/15/2038	35,481	35,324
0.874% due 02/15/2018 - 07/15/2036	603	603
0.924% due 01/15/2022 - 06/15/2031	82	82
0.974% due 12/15/2031 - 09/15/2041	2,335	2,339
1.004% due 11/15/2036	50	50
1.024% due 07/15/2039 - 02/15/2041	3,734	3,740
1.074% due 06/15/2031	220	221
1.124% due 06/15/2031 - 12/15/2037	559	562
1.224% due 03/15/2032	158	159
1.274% due 03/15/2023	3	4
1.452% due 08/25/2019 (a)	180,999	6,070
1.524% due 11/15/2033 - 10/15/2049	232	237
1.689% due 10/25/2044 - 02/25/2045	4,815	4,924
1.955% due 01/15/2038 (a)	35,481	2,196
2.125% due 08/01/2017	5	5
2.556% due 02/01/2023	1	1
2.559% due 05/01/2034	30	32
2.671% due 04/01/2025	5	5
2.685% due 11/01/2035	30	31
2.755% due 07/01/2033	31	33
2.809% due 10/01/2033	17	18
2.845% due 08/01/2035	19	19
2.972% due 08/01/2035	110	116
2.981% due 09/01/2035	244	262
3.104% due 08/01/2034	37	39
3.126% due 12/01/2035	24	25
5.000% due 08/15/2035	2,260	2,553
5.500% due 08/15/2030	3	3
6.500% due 07/25/2043	221	263
Ginnie Mae
0.930% due 02/16/2032 - 03/16/2032	176	176
1.030% due 02/16/2030	38	38
1.044% due 04/20/2062	15,976	15,975
1.130% due 02/16/2030	38	38
1.174% due 11/20/2065	8,977	8,930
1.194% due 02/20/2062	35,243	35,433
1.294% due 01/20/2066 - 05/20/2066	33,056	33,111

30	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.332% due 06/20/2066	$10,612	$10,631
1.344% due 04/20/2066	4,875	4,898
1.482% due 03/20/2031	237	242
1.494% due 03/20/2066	25,225	25,576
1.530% due 08/16/2039	483	493
1.875% due 07/20/2022 - 08/20/2031	900	934
2.000% due 12/20/2021 - 12/20/2033	1,329	1,372
2.125% due 04/20/2024 - 05/20/2032	1,068	1,109
2.500% due 10/20/2017 - 01/20/2022	20	20
4.000% due 02/20/2019	3	3
NCUA Guaranteed Notes
0.863% due 12/07/2020	4,290	4,285
1.079% due 12/08/2020	3,350	3,358
Small Business Administration
4.340% due 03/01/2024	80	85
5.370% due 04/01/2028	154	171
5.490% due 03/01/2028	93	104

Total U.S. Government Agencies (Cost $251,495)		252,563

U.S. TREASURY OBLIGATIONS 11.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (j)(l)	208,214	210,559
0.125% due 04/15/2020 (h)(j)(l)	809,061	825,324
U.S. Treasury Notes
1.125% due 08/31/2021	135,400	135,289

Total U.S. Treasury Obligations (Cost $1,163,135)		1,171,172

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust
2.978% due 02/25/2035	2,732	2,707
American Home Mortgage Assets Trust
0.715% due 05/25/2046 ^	2,095	1,546
0.715% due 09/25/2046 ^	861	652
American Home Mortgage Investment Trust
2.745% due 09/25/2045	359	355
2.920% due 10/25/2034	349	350
3.245% due 02/25/2045	41	41
BAMLL Commercial Mortgage Securities Trust
1.324% due 06/15/2028	2,800	2,797
1.744% due 01/15/2028	3,000	3,003
1.924% due 12/15/2031	4,860	4,873
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045	4,402	4,400

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Trust
2.925% due 02/20/2036	$1,772	$1,743
3.002% due 01/20/2047 ^	140	118
Banc of America Mortgage Trust
2.892% due 02/25/2036 ^	102	95
3.265% due 08/25/2033	3,411	3,394
3.546% due 07/20/2032	22	22
6.500% due 09/25/2033	111	117
Banc of America Re-REMIC Trust
5.679% due 02/17/2051	210	212
BCAP LLC Trust
0.684% due 03/26/2037	202	201
2.716% due 11/26/2035	1,265	1,258
2.994% due 10/26/2035	36	36
3.232% due 09/26/2035	2,417	2,388
4.338% due 07/26/2037	422	422
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	27	28
2.751% due 11/25/2030	47	45
2.884% due 01/25/2035	103	100
2.920% due 03/25/2035	1,562	1,572
2.924% due 07/25/2033	5,503	5,426
2.951% due 01/25/2034	66	67
3.019% due 08/25/2033	2,146	2,143
3.035% due 11/25/2034	712	697
3.040% due 10/25/2035	7	7
3.087% due 01/25/2034	249	249
3.128% due 03/25/2035	103	104
3.153% due 11/25/2034	8,650	7,131
3.165% due 05/25/2047 ^	1,553	1,412
Bear Stearns ALT-A Trust
0.685% due 02/25/2034	828	733
1.225% due 09/25/2034	2,769	2,726
2.801% due 01/25/2036 ^	2,006	1,661
2.980% due 05/25/2035	255	251
3.072% due 11/25/2036	3,004	2,280
3.142% due 09/25/2035	3,368	2,916
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	2,908	2,930
Bear Stearns Structured Products, Inc. Trust
2.966% due 01/26/2036	7,786	6,238
3.279% due 12/26/2046	4,251	3,220
BLCP Hotel Trust
1.474% due 08/15/2029	3,361	3,351
CDGJ Commercial Mortgage Trust
1.924% due 12/15/2027	17,250	17,281
Chase Mortgage Finance Trust
2.793% due 03/25/2037 ^	491	452
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.775% due 08/25/2035	255	229
Citigroup Commercial Mortgage Trust
1.804% due 07/15/2027	9,345	9,421
5.900% due 12/10/2049	8,470	8,625

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
0.595% due 01/25/2037	$384	$297
2.410% due 09/25/2035	54	53
2.870% due 10/25/2035 ^	191	190
2.887% due 03/25/2034	78	77
3.040% due 05/25/2035	450	443
3.043% due 08/25/2035	1,368	1,349
3.050% due 07/25/2046 ^	370	341
3.296% due 09/25/2037 ^	2,976	2,737
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	12,995	13,081
5.617% due 10/15/2048	213	213
COBALT Commercial Mortgage Trust
5.954% due 05/15/2046	7,500	7,647
COLT Funding LLC
3.000% due 05/25/2046	1,121	1,131
Commercial Mortgage Trust
6.007% due 12/10/2049	1,904	1,949
Countrywide Alternative Loan Trust
0.685% due 02/25/2047	174	147
0.705% due 05/25/2047	2,941	2,529
0.712% due 02/20/2047 ^	4,196	2,841
0.715% due 09/25/2046 ^	1,228	950
0.727% due 12/20/2046 ^	2,941	2,162
0.735% due 07/25/2046	281	237
0.742% due 07/20/2046 ^	1,650	822
1.507% due 12/25/2035	595	481
1.507% due 02/25/2036	375	333
2.985% due 02/25/2037 ^	1,543	1,337
6.000% due 04/25/2037 ^	172	118
6.250% due 12/25/2033	396	407
Countrywide Commercial Mortgage Trust
6.300% due 11/12/2043	11,643	11,848
Countrywide Home Loan Mortgage Pass-Through Trust
0.755% due 05/25/2035	260	217
0.815% due 04/25/2035	35	31
1.165% due 03/25/2035	372	295
2.500% due 07/19/2031	4	3
3.026% due 09/25/2047 ^	277	247
3.241% due 11/19/2033	144	141
Countrywide Home Loan Reperforming REMIC Trust
0.865% due 06/25/2035	3,247	2,896
5.306% due 01/25/2034	12	12
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	1,526	1,530
5.695% due 09/15/2040	3,429	3,509
Credit Suisse First Boston Mortgage Securities Corp.
1.090% due 03/25/2032	45	42
2.766% due 11/25/2033	1,468	1,451
3.164% due 11/25/2034	494	510
Credit Suisse Mortgage Capital Certificates
2.729% due 07/27/2037	189	189
3.089% due 09/27/2036	273	273

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deco UK PLC
0.668% due 01/27/2020	GBP	2,703	$3,468
Eurosail PLC
0.679% due 06/13/2045		1,388	1,790
First Horizon Mortgage Pass-Through Trust
2.980% due 08/25/2035		$546	477
First Republic Bank Mortgage Pass-Through Certificates
1.005% due 06/25/2030		183	182
First Republic Mortgage Loan Trust
0.824% due 08/15/2032		2,128	1,965
0.874% due 11/15/2031		187	181
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,593	1,608
GMAC Mortgage Corp. Loan Trust
3.664% due 08/19/2034		2,263	2,248
GreenPoint Mortgage Funding Trust
0.795% due 11/25/2045		383	332
0.965% due 06/25/2045		304	268
0.985% due 06/25/2045		147	129
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		1,715	1,718
GS Mortgage Securities Trust
5.988% due 08/10/2045		11,997	12,193
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		188	208
GSR Mortgage Loan Trust
2.896% due 04/25/2036		406	359
2.917% due 09/25/2035		2,464	2,512
2.952% due 01/25/2036 ^		558	522
HarborView Mortgage Loan Trust
0.661% due 03/19/2037		925	789
0.711% due 07/19/2046 ^		2,107	1,222
0.751% due 05/19/2035		1,377	1,152
0.771% due 03/19/2036		3,685	2,715
2.769% due 04/19/2034		26	26
3.162% due 08/19/2036 ^		108	98
Hercules Eclipse PLC
0.764% due 10/25/2018	GBP	1,124	1,421
Hilton USA Trust
0.000% due 11/05/2030 (a)		$185,158	2
Hudson’s Bay Simon JV Trust
2.103% due 08/05/2034		10,000	10,011
Impac CMB Trust
1.424% due 10/25/2033		14	13
IndyMac Adjustable Rate Mortgage Trust
1.978% due 01/25/2032		1	1
2.130% due 01/25/2032		3	3
IndyMac Mortgage Loan Trust
0.705% due 07/25/2047		850	578
0.715% due 09/25/2046		1,358	1,129
0.725% due 06/25/2046		727	551

32	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.735% due 05/25/2046	$226	$187
0.765% due 07/25/2035	202	177
2.861% due 12/25/2034	37	35
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049	4,011	4,041
5.431% due 06/12/2047	4,161	4,185
5.440% due 06/12/2047	13,046	13,113
5.500% due 10/12/2037	605	615
5.794% due 02/12/2051	7,069	7,255
5.864% due 02/12/2049	141	141
5.881% due 02/12/2049	18,201	18,474
5.882% due 02/15/2051	2,793	2,854
5.940% due 06/15/2049	971	970
JPMorgan Mortgage Trust
2.880% due 04/25/2035	3,758	3,529
LB Commercial Mortgage Trust
6.410% due 06/15/2031	685	707
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	1,331	1,342
Luminent Mortgage Trust
0.694% due 12/25/2036	947	813
0.704% due 12/25/2036 ^	326	272
0.725% due 10/25/2046	291	250
MASTR Adjustable Rate Mortgages Trust
0.735% due 04/25/2046	643	466
3.044% due 11/21/2034	1,301	1,331
MASTR Alternative Loan Trust
5.000% due 04/25/2019	68	69
6.000% due 08/25/2033	1,119	1,182
MASTR Asset Securitization Trust
5.500% due 09/25/2033	91	95
MASTR Seasoned Securitization Trust
6.220% due 09/25/2017	3	3
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.224% due 11/15/2031	1,180	1,106
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.964% due 12/15/2030	1,061	1,017
1.384% due 08/15/2032	67	64
2.610% due 10/20/2029	656	655
Merrill Lynch Mortgage Investors Trust
0.735% due 02/25/2036	5,001	4,580
0.775% due 11/25/2035	1,471	1,372
1.523% due 10/25/2035	2,228	2,122
2.228% due 10/25/2035	1,427	1,384
2.745% due 12/25/2032	7	7
Merrill Lynch Mortgage-Backed Securities Trust
3.133% due 04/25/2037 ^	553	473
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.810% due 06/12/2050	7,468	7,594
6.069% due 08/12/2049	6,129	6,263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048	$3,500	$3,679
Morgan Stanley Capital Trust
1.678% due 08/14/2031	2,951	2,935
5.610% due 04/15/2049	579	579
5.665% due 04/15/2049	20,428	20,749
5.809% due 12/12/2049	12,793	13,157
5.902% due 04/12/2049	15,700	15,757
Morgan Stanley Mortgage Loan Trust
0.745% due 02/25/2047	970	424
2.636% due 06/25/2036	126	122
Morgan Stanley Re-REMIC Trust
5.988% due 08/15/2045	2,045	2,067
MortgageIT Trust
1.265% due 12/25/2034	933	922
Nomura Resecuritization Trust
1.093% due 12/26/2036	6,365	6,213
RBS Acceptance, Inc.
3.508% due 06/25/2024	2	2
RBSSP Resecuritization Trust
0.818% due 08/26/2045	7,683	7,220
1.020% due 09/26/2036	2,643	2,580
1.024% due 10/26/2036	3,163	3,098
2.575% due 10/26/2036	2,359	2,382
2.766% due 10/25/2035	14,162	14,323
Residential Accredit Loans, Inc. Trust
0.735% due 04/25/2046	213	98
0.775% due 08/25/2037	510	399
0.825% due 01/25/2035	288	277
0.825% due 08/25/2035	980	777
1.867% due 09/25/2045	604	495
Residential Asset Securitization Trust
2.944% due 12/25/2034	2,780	2,712
5.750% due 02/25/2036 ^	153	119
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	26	27
RFTI Issuer Ltd.
2.274% due 08/15/2030	19,300	19,269
Sequoia Mortgage Trust
1.292% due 10/20/2027	390	369
2.773% due 01/20/2047 ^	252	205
2.925% due 04/20/2035	275	286
Structured Adjustable Rate Mortgage Loan Trust
1.889% due 01/25/2035	70	55
3.041% due 08/25/2035	647	604
3.052% due 02/25/2034	94	95
Structured Asset Mortgage Investments Trust
0.655% due 03/25/2037	957	724
0.715% due 07/25/2046 ^	2,464	2,063
0.745% due 05/25/2036	6,199	4,818
0.745% due 05/25/2046	1,058	576
0.755% due 05/25/2045	446	393
0.781% due 07/19/2035	3,799	3,686

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.805% due 02/25/2036 ^	$31	$25
1.111% due 07/19/2034	18	18
1.191% due 09/19/2032	26	26
1.231% due 03/19/2034	316	307
1.231% due 04/19/2035	1,257	1,207
Structured Asset Securities Corp.
5.050% due 02/25/2034	16	16
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.684% due 02/25/2032	97	95
2.711% due 01/25/2032	5	5
2.958% due 07/25/2032	63	58
Thornburg Mortgage Securities Trust
2.526% due 04/25/2045	191	192
Wachovia Bank Commercial Mortgage Trust
0.705% due 06/15/2049	1,650	1,632
0.740% due 04/15/2047	52,300	51,791
5.883% due 06/15/2049	123	123
5.888% due 06/15/2049	6,100	6,201
WaMu Mortgage Pass-Through Certificates Trust
0.785% due 11/25/2045	125	118
0.795% due 12/25/2045	211	201
0.815% due 10/25/2045	1,368	1,303
0.835% due 01/25/2045	169	163
1.207% due 02/25/2047 ^	612	479
1.237% due 01/25/2047	439	399
1.247% due 01/25/2047 ^	922	725
1.267% due 04/25/2047	1,345	1,204
1.299% due 12/25/2046	1,826	1,551
1.309% due 12/25/2046 ^	898	702
1.507% due 02/25/2046	2,323	2,144
1.507% due 08/25/2046	12,385	10,667
1.707% due 11/25/2042	312	290
1.864% due 08/25/2042	466	447
1.907% due 06/25/2042	407	393
1.943% due 02/27/2034	59	58
1.943% due 01/25/2047	242	218
2.026% due 01/25/2037 ^	513	439
2.190% due 12/25/2046	859	800
2.193% due 07/25/2046	246	222
2.193% due 08/25/2046	6,100	5,634
2.193% due 09/25/2046	430	408
2.193% due 11/25/2046	167	150
2.251% due 12/25/2036 ^	328	285
2.303% due 04/25/2037 ^	350	306
2.395% due 05/25/2037 ^	694	556
2.458% due 02/25/2037 ^	813	736
2.482% due 03/25/2033	65	65
2.544% due 02/25/2037 ^	969	874
2.708% due 02/25/2037 ^	1,911	1,710
2.780% due 06/25/2034	1,685	1,701
2.785% due 09/25/2033	1,725	1,741
2.790% due 09/25/2036 ^	586	533
2.848% due 09/25/2033	626	615

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Mortgage Pass-Through Certificates Trust
1.477% due 05/25/2046	$520	$402
2.645% due 02/25/2033	34	33
Wells Fargo Mortgage-Backed Securities Trust
2.894% due 03/25/2036	143	143
2.956% due 06/25/2035	1,726	1,796
3.005% due 12/25/2034	1,020	1,030
3.015% due 09/25/2034	151	154
3.080% due 07/25/2036 ^	573	564

Total Non-Agency Mortgage-Backed Securities (Cost $565,094)		553,616

ASSET-BACKED SECURITIES 12.1%
ACE Securities Corp. Home Equity Loan Trust
0.585% due 10/25/2036	20	12
AmeriCredit Automobile Receivables Trust
1.267% due 04/08/2019	1,320	1,323
Amortizing Residential Collateral Trust
1.105% due 07/25/2032	63	60
1.225% due 10/25/2031	300	276
1.225% due 08/25/2032	303	280
Amresco Residential Securities Corp. Mortgage Loan Trust
1.465% due 06/25/2029	99	94
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.574% due 12/25/2033	208	190
Asset-Backed Funding Certificates Trust
1.225% due 06/25/2034	582	553
Asset-Backed Securities Corp. Home Equity Loan Trust
0.605% due 05/25/2037	29	21
Atlas Senior Loan Fund Ltd.
2.055% due 01/30/2024	9,000	9,002
Atrium CDO Corp.
1.061% due 07/20/2020	95	95
1.421% due 11/16/2022	23,255	23,293
Babson CLO Ltd.
2.057% due 05/15/2023	13,340	13,334
Bear Stearns Asset-Backed Securities Trust
1.185% due 10/25/2032	348	342
1.325% due 10/27/2032	82	77
1.525% due 10/25/2037	1,926	1,808
1.525% due 11/25/2042	26	25
Bravo Mortgage Asset Trust
0.765% due 07/25/2036	786	767
Carlyle Global Market Strategies CLO Ltd.
1.926% due 04/20/2022	25,675	25,715
2.086% due 01/20/2025	2,300	2,302
2.107% due 07/27/2026	64,200	64,189

34	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carlyle High Yield Partners Ltd.
0.903% due 04/19/2022		$8,056	$8,055
0.913% due 04/19/2022		894	893
Cavalry CLO Ltd.
2.029% due 01/17/2024		4,100	4,095
2.049% due 01/16/2024		35,664	35,644
CELF Loan Partners PLC
0.068% due 11/01/2023	EUR	602	676
CELF Low Levered Partners PLC
0.027% due 03/04/2024		1,902	2,118
Cent CLO Ltd.
2.082% due 10/29/2025		$1,050	1,051
Chase Funding Trust
1.165% due 08/25/2032		26	24
CIFC Funding Ltd.
1.920% due 08/14/2024		42,835	42,789
CIT Group Home Equity Loan Trust
1.065% due 06/25/2033		36	34
Citigroup Mortgage Loan Trust, Inc.
0.585% due 07/25/2045		429	313
0.875% due 01/25/2036		8,832	8,773
COA Summit CLO Ltd.
2.046% due 04/20/2023		5,340	5,340
Colony American Finance Ltd.
2.544% due 06/15/2048		17,950	17,973
Colony Starwood Homes Trust
2.031% due 07/17/2033		35,738	36,221
ContiMortgage Home Equity Loan Trust
0.864% due 03/15/2027		1	1
Cordatus CLO PLC
0.042% due 07/25/2024	EUR	7,199	8,020
0.049% due 01/30/2024		2,714	3,037
0.815% due 01/30/2024	GBP	1,648	2,128
0.844% due 07/25/2024		2,456	3,116
Cornerstone CLO Ltd.
0.900% due 07/15/2021		$161	161
Countrywide Asset-Backed Certificates
0.765% due 12/25/2031 ^		35	27
1.265% due 05/25/2032		222	214
1.384% due 05/25/2033		7	7
Countrywide Asset-Backed Certificates Trust
1.065% due 12/25/2034		9,118	8,722
Countrywide Home Equity Loan Trust
0.664% due 01/15/2037		30	27
Credit Suisse First Boston Mortgage Securities Corp.
1.145% due 01/25/2032		3	2
Credit-Based Asset Servicing and Securitization LLC
0.585% due 11/25/2036		57	35
0.644% due 07/25/2037		416	259
Dell Equipment Finance Trust
1.420% due 12/22/2017		10,212	10,224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Delta Funding Home Equity Loan Trust
1.344% due 09/15/2029		$28	$26
Denali Capital CLO Ltd.
0.932% due 01/22/2022		8,155	8,065
Drug Royalty LP
3.530% due 07/15/2023		7,866	7,929
Dryden Senior Loan Fund
1.850% due 01/15/2022		22,182	22,185
Duchess CLO BV
0.000% due 02/28/2023	EUR	846	948
Eagle Ltd.
2.570% due 12/15/2039		$2,644	2,616
Eastland CLO Ltd.
0.987% due 05/01/2022		3,314	3,311
Eaton Vance CDO PLC
0.000% due 02/22/2027	EUR	905	1,013
0.688% due 02/22/2027	GBP	606	773
1.051% due 02/22/2027		$5,065	5,016
1.111% due 02/22/2027		7,204	7,141
Edsouth Indenture LLC
1.255% due 04/25/2039		5,402	5,208
Elm CLO Ltd.
2.079% due 01/17/2023		25,211	25,281
EMC Mortgage Loan Trust
1.225% due 01/25/2041		60	60
1.264% due 05/25/2040		41	38
Equity One Mortgage Pass-Through Trust
1.085% due 11/25/2032		205	197
1.125% due 04/25/2034		563	486
Eurocredit CDO PLC
0.072% due 04/17/2023	EUR	28	31
Evergreen Credit Card Trust
1.244% due 04/15/2020		$41,800	42,004
Fairbanks Capital Mortgage Loan Trust
1.799% due 05/25/2028		18	18
First NLC Trust
0.595% due 08/25/2037		532	304
Fortress Credit BSL Ltd.
1.868% due 01/19/2025		3,400	3,401
Fortress Credit Investments Ltd.
1.929% due 07/17/2023		25,238	25,251
Four Corners CLO Ltd.
0.991% due 01/26/2020		257	257
Fraser Sullivan CLO Ltd.
1.771% due 04/20/2023		17,655	17,669
Gallatin CLO Ltd.
1.950% due 07/15/2023		24,742	24,742
GCAT LLC
3.750% due 07/25/2020		1,510	1,514
4.250% due 10/25/2019		5,632	5,675
4.500% due 03/25/2021		2,530	2,546

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GoldenTree Loan Opportunities Ltd.
1.979% due 04/17/2022		$4,067	$4,061
GreenPoint Home Equity Loan Trust
0.884% due 01/15/2030		25	24
GSAMP Trust
0.595% due 12/25/2036		394	221
Harbourmaster CLO BV
0.000% due 05/08/2023	EUR	343	386
0.804% due 05/08/2023	GBP	4,391	5,680
0.982% due 05/08/2023		$4,875	4,852
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		8,846	8,863
Home Equity Asset Trust
1.445% due 02/25/2033		1	1
HSI Asset Loan Obligation Trust
0.584% due 12/25/2036		123	49
Jubilee CDO BV
0.023% due 07/30/2024	EUR	2,690	3,019
0.049% due 08/21/2021		230	259
KVK CLO Ltd.
2.050% due 07/15/2023		$6,619	6,628
LCM LP
1.581% due 04/15/2022		28,173	28,207
1.873% due 07/14/2022		804	805
1.893% due 10/19/2022		37,265	37,240
Lehman ABS Mortgage Loan Trust
0.615% due 06/25/2037		432	268
Lehman XS Trust
0.675% due 04/25/2037 ^		880	691
Lockwood Grove CLO Ltd.
2.085% due 01/25/2024		13,834	13,844
Long Beach Mortgage Loan Trust
1.085% due 10/25/2034		359	337
1.225% due 03/25/2032		31	30
Madison Park Funding Ltd.
1.048% due 02/26/2021		751	747
1.545% due 04/22/2022		30,791	30,796
2.107% due 08/15/2022		37,980	37,941
Malin CLO BV
0.000% due 05/07/2023	EUR	1,286	1,442
Massachusetts Educational Financing Authority
1.665% due 04/25/2038		$1,587	1,569
MASTR Asset-Backed Securities Trust
0.575% due 11/25/2036		70	33
0.575% due 01/25/2037		333	145
Merrill Lynch Mortgage Investors Trust
0.605% due 09/25/2037		6	2
0.645% due 02/25/2037		360	170
Morgan Stanley ABS Capital, Inc. Trust
0.585% due 05/25/2037		255	167
0.625% due 09/25/2036		23	12
1.325% due 07/25/2037		103	103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Investment Management Mezzano BV
0.606% due 05/15/2024	EUR	325	$364
Morgan Stanley IXIS Real Estate Capital Trust
0.575% due 11/25/2036		$11	5
MT Wilson CLO Ltd.
0.895% due 07/11/2020		422	422
Muir Grove CLO Ltd.
1.335% due 03/25/2020		1,664	1,664
National Collegiate Student Loan Trust
0.665% due 12/27/2027		136	136
Nautique Funding Ltd.
0.930% due 04/15/2020		86	86
Navient Private Education Loan Trust
1.024% due 12/15/2021		1,442	1,442
Navient Student Loan Trust
0.775% due 03/25/2021		37	37
1.775% due 06/25/2065		31,995	32,033
Neptuno CLO BV
0.087% due 05/24/2023	EUR	977	1,093
Neuberger Berman CLO Ltd.
1.931% due 07/25/2023		$26,000	25,997
New Century Home Equity Loan Trust
0.705% due 05/25/2036		509	407
Northstar Education Finance, Inc.
1.225% due 12/26/2031		11,270	11,038
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		34,477	34,520
OHA Credit Partners Ltd.
2.038% due 05/15/2023		15,834	15,844
OHA Park Avenue CLO Ltd.
1.106% due 03/14/2022		1,334	1,322
OneMain Financial Issuance Trust
2.430% due 06/18/2024		6,048	6,054
2.570% due 07/18/2025		48,900	49,132
Option One Mortgage Loan Trust
1.065% due 08/25/2032		131	123
1.184% due 05/25/2035		2,164	2,098
Palmer Square CLO Ltd.
2.079% due 10/17/2025		2,700	2,695
Palmer Square Loan Funding Ltd.
1.980% due 06/21/2024		29,400	29,434
Panhandle-Plains Higher Education Authority, Inc.
1.776% due 10/01/2035		936	924
Pretium Mortgage Credit Partners LLC
4.125% due 10/27/2030		5,423	5,466
Progress Residential Trust
2.031% due 09/17/2033		15,000	15,184
Race Point CLO Ltd.
1.637% due 12/15/2022		30,187	30,217

36	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
0.885% due 11/25/2034	$183	$161
1.025% due 12/25/2033	283	267
1.404% due 08/25/2033	457	427
Residential Asset Mortgage Products Trust
1.084% due 06/25/2032	5	5
Residential Asset Securities Corp. Trust
1.025% due 07/25/2032 ^	68	62
RMAT LLC
4.090% due 07/27/2020	3,889	3,880
SBA Tower Trust
2.898% due 10/15/2044	10,200	10,351
SLM Private Credit Student Loan Trust
1.030% due 03/15/2024	371	369
SLM Private Education Loan Trust
1.274% due 10/16/2023	144	144
SLM Student Loan Trust
0.795% due 07/25/2019	667	665
0.835% due 01/27/2025	645	645
1.225% due 01/25/2029	7,960	7,738
2.215% due 04/25/2023	8,726	8,754
SMB Private Education Loan Trust
1.974% due 02/17/2032	6,700	6,789
Specialty Underwriting & Residential Finance Trust
1.205% due 01/25/2034	173	162
Stone Tower CLO Ltd.
0.899% due 04/17/2021	210	210
0.909% due 04/17/2021	441	442
Stoney Lane Funding Corp.
0.919% due 04/18/2022	1,443	1,431
Structured Asset Investment Loan Trust
1.215% due 06/25/2035	3,170	3,123
1.500% due 10/25/2033	74	72
Structured Asset Securities Corp. Mortgage Loan Trust
2.023% due 04/25/2035	1,134	1,076
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	4,886	4,893
Symphony CLO LP
1.574% due 01/09/2023	18,547	18,557
Symphony CLO Ltd.
1.586% due 07/23/2023	6,500	6,501
Telos CLO Ltd.
2.329% due 04/17/2025	13,089	13,119
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036	3,640	3,656
Venture CDO Ltd.
0.922% due 07/22/2021	1,002	985
0.982% due 07/22/2021	5,569	5,510
Venture CLO Ltd.
1.609% due 11/14/2022	16,100	16,120

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		$1,268	$1,269
4.250% due 03/26/2046		6,596	6,693
Vibrant CLO Ltd.
2.019% due 07/17/2024		7,000	7,006
VOLT LLC
3.250% due 02/25/2055		6,177	6,173
3.500% due 07/25/2046		1,989	1,995
3.500% due 09/25/2046		2,450	2,450
4.000% due 05/25/2046		2,380	2,406
4.250% due 02/26/2046		7,370	7,456
4.250% due 03/26/2046		8,188	8,312
Voya CLO Ltd.
0.929% due 12/13/2020		51	51
1.980% due 10/15/2022		34,750	34,762
2.000% due 10/15/2022		40,700	40,678
Washington Mutual Asset-Backed Certificates Trust
0.585% due 10/25/2036		68	37
Westwood CDO Ltd.
0.935% due 04/25/2022		898	895
Wood Street CLO BV
0.237% due 11/22/2021	EUR	1,900	2,136

Total Asset-Backed Securities (Cost $1,253,233)			1,252,204

SOVEREIGN ISSUES 3.6%
Deposit Insurance Corp. of Japan
0.100% due 10/07/2016	JPY	4,300,000	42,405
Development Bank of Japan, Inc.
0.983% due 01/28/2020 (h)		$42,050	41,593
1.736% due 04/27/2017		10,000	10,025
Export-Import Bank of Korea
1.443% due 08/14/2017		9,120	9,111

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Finance Organization for Municipalities
1.375% due 02/05/2018 (h)		$9,000	$8,991
1.461% due 05/22/2017		37,000	37,089
1.500% due 09/12/2017		1,900	1,903
2.500% due 09/12/2018		4,714	4,798
2.500% due 09/12/2018 (h)		26,630	27,171
Korea Development Bank
1.327% due 01/22/2017		16,900	16,899
3.500% due 08/22/2017 (h)		18,259	18,616
3.875% due 05/04/2017 (h)		27,981	28,424
Korea Housing Finance Corp.
3.500% due 12/15/2016		3,700	3,716
Major Joint Local Government Bond
1.800% due 10/25/2016	JPY	1,000,000	9,874
Mexico Government International Bond
7.250% due 12/15/2016	MXN	1,618,700	83,909
Osaka Prefecture
1.900% due 10/28/2016	JPY	3,200,000	31,602

Total Sovereign Issues (Cost $378,510)			376,126

SHORT-TERM INSTRUMENTS 13.6%

CERTIFICATES OF DEPOSIT 1.9%
Barclays Bank PLC
1.641% due 09/08/2017		$121,000	121,401
Credit Suisse AG
1.645% due 09/12/2017		26,000	26,032
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		13,400	13,407
Natixis S.A.
1.553% due 09/25/2017		20,000	20,047
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		17,400	17,412

			198,299

COMMERCIAL PAPER 3.6%
AutoNation, Inc.
1.300% due 10/05/2016		39,000	38,995
1.300% due 10/07/2016		50,000	49,991
Electricite de France S.A.
1.510% due 01/09/2017		135,000	134,601
Energy Transfer Partners LP
1.750% due 12/16/2016		19,200	19,152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thermo Fisher Scientific, Inc.
1.500% due 10/07/2016		$95,900	$95,886
1.550% due 10/11/2016		4,100	4,099
Viacom, Inc.
1.300% due 11/14/2016		27,000	26,972

			369,696

REPURCHASE AGREEMENTS (g) 3.4%
			355,487

SHORT-TERM NOTES 0.8%
Holmes Master Issuer PLC
1.124% due 04/15/2017		65,700	65,758
Kansas City Southern
1.443% due 10/28/2016		7,415	7,415
Kraft Heinz Foods Co.
1.600% due 06/30/2017		6,800	6,815

			79,988

JAPAN TREASURY BILLS 2.1%
(0.219)% due 10/17/2016 - 11/07/2016 (c)(d)	JPY	22,200,000	218,952

MEXICO TREASURY BILLS 1.5%
4.375% due 10/27/2016 - 11/24/2016 (c)(d)	MXN	3,015,500	154,692

U.S. TREASURY BILLS 0.3%
0.458% due 03/02/2017 - 03/16/2017 (c)(d)(j)(l)		$28,033	27,987

Total Short-Term Instruments (Cost $1,405,974)			1,405,101

Total Investments in Securities (Cost $12,708,437)			12,738,100

38	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	1,513,724	$14,965

Total Short-Term Instruments (Cost $14,965)		14,965

Total Investments in Affiliates (Cost $14,965)		14,965

Total Investments 123.0% (Cost $12,723,402)		$12,753,065

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $(2,059))		(467)

Other Assets and Liabilities, net (23.0)%		(2,387,447)

Net Assets 100.0%		$10,365,151

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.500%	09/30/2016	10/03/2016	$265,262	U.S. Treasury Notes 1.125% due 08/31/2021	$(264,638)	$265,262	$265,272
NOM	0.650	09/30/2016	10/03/2016	90,225	U.S. Treasury Notes 1.125% due 08/31/2021	(90,013)	90,225	90,230

Total Repurchase Agreements						$(354,651)	$355,487	$355,502

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Schedule of Investments PIMCO Short-Term Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(0.500)%	04/21/2016	TBD	(3)	$	(527)	$(526)
BSN	0.620	09/28/2016	10/07/2016			(64,867)	(64,873)
COM	0.790	07/07/2016	10/07/2016			(35,854)	(35,923)
	0.790	08/25/2016	10/07/2016			(36,329)	(36,360)
	0.790	09/29/2016	10/07/2016			(21,805)	(21,807)
	0.870	09/15/2016	10/17/2016			(126,756)	(126,811)
FOB	0.700	09/06/2016	10/06/2016			(38,040)	(38,060)
	0.750	09/09/2016	10/11/2016			(61,629)	(61,660)
	0.900	08/16/2016	10/17/2016			(23,988)	(24,017)
GRE	0.650	10/03/2016	10/04/2016			(419,500)	(419,500)
	0.800	09/28/2016	10/28/2016			(99,812)	(99,823)
IND	0.570	09/29/2016	10/17/2016			(52,437)	(52,441)
	0.580	09/28/2016	10/24/2016			(156,938)	(156,950)
JML	(2.250)	09/16/2016	TBD	(3)	GBP	(1,264)	(1,636)
	(0.750)	07/29/2016	07/29/2017		$	(1,133)	(1,131)
MSC	0.830	09/14/2016	10/13/2016			(19,748)	(19,757)
NOM	1.400	09/30/2016	10/03/2016			(91,661)	(91,671)
RDR	0.880	09/28/2016	10/12/2016			(146,455)	(146,473)
	0.890	09/09/2016	10/11/2016			(182,162)	(182,270)
	0.890	09/28/2016	10/17/2016			(130,662)	(130,678)
SCX	0.790	07/06/2016	10/06/2016			(20,906)	(20,947)
	0.790	07/08/2016	10/05/2016			(64,149)	(64,272)
	0.790	07/26/2016	10/05/2016			(32,314)	(32,363)
	0.790	08/19/2016	10/06/2016			(13,554)	(13,567)
	0.800	07/14/2016	10/12/2016			(38,600)	(38,670)
	0.800	07/20/2016	10/12/2016			(4,535)	(4,543)
	0.800	07/29/2016	10/12/2016			(9,026)	(9,039)
	0.800	08/19/2016	10/12/2016			(13,807)	(13,821)
	0.850	07/19/2016	10/19/2016			(53,955)	(54,052)
	0.850	08/08/2016	10/18/2016			(3,926)	(3,931)
	0.850	08/19/2016	10/19/2016			(21,452)	(21,477)
	0.870	07/19/2016	10/19/2016			(179,660)	(179,990)
	0.900	08/09/2016	11/02/2016			(5,978)	(5,986)
	0.900	08/22/2016	11/14/2016			(3,157)	(3,160)
	0.930	09/09/2016	10/11/2016			(111,680)	(111,749)

Total Reverse Repurchase Agreements							$(2,289,934)

(2)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(1,407,553) at a weighted average interest rate of 0.715%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(3)	Open maturity reverse repurchase agreement.

SHORT SALES:

SHORT SALES ON U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Notes	1.125%	08/31/2021	$361,500	$(361,492)	$(361,529)

Total Short Sales				$(361,492)	$(361,529)

(4)	Payable for short sales includes $326 of accrued interest.

40	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(h)	Securities with an aggregate market value of $2,346,782 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$0	$(526)	$0	$0	$(526)	$609	$83
BOS	265,272	0	0	0	265,272	(264,638)	634
BSN	0	(64,873)	0	0	(64,873)	64,996	123
COM	0	(220,901)	0	0	(220,901)	229,893	8,992
FOB	0	(123,737)	0	0	(123,737)	129,687	5,950
GRE	0	(519,323)	0	0	(519,323)	519,341	18
IND	0	(209,391)	0	0	(209,391)	209,339	(52)
JML	0	(2,767)	0	0	(2,767)	2,754	(13)
MSC	0	(19,757)	0	0	(19,757)	20,351	594
NOM	90,230	(91,671)	0	0	(1,441)	1,611	170
RDR	0	(459,421)	0	0	(459,421)	481,922	22,501
SCX	0	(577,567)	0	0	(577,567)	594,017	16,450

Master Securities Forward Transaction Agreement
BPS	0	0	0	(361,529)	(361,529)	0	(361,529)

Total Borrowings and Other Financing Transactions	$355,502	$(2,289,934)	$0	$(361,529)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,297,875)	$(9,147)	$(3,293)	$(1,310,315)
Sovereign Issues	0	(74,603)	0	0	(74,603)
U.S. Government Agencies	0	(19,757)	0	0	(19,757)
U.S. Treasury Obligations	0	(465,759)	0	0	(465,759)

Total Borrowings	$0	$(1,857,994)	$(9,147)	$(3,293)	$(1,870,434)

Gross amount of recognized liabilities for reverse repurchase agreements (6)					$(1,870,434)

(6)	Unsettled reverse repurchase agreements liability of $(419,500) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2019	11,265	$(5,176)	$1,267	$0
90-Day Eurodollar June Futures	Long	06/2017	4,750	647	0	(118)
90-Day Eurodollar June Futures	Short	06/2018	15,740	8,146	984	0
90-Day Eurodollar June Futures	Short	06/2019	4,750	(715)	475	0
90-Day Eurodollar March Futures	Short	03/2019	1,643	142	164	0
Australia Government 3-Year Bond December Futures	Long	12/2016	2,864	885	484	0
Australia Government 10-Year Bond December Futures	Long	12/2016	1,403	1,382	761	(292)
U.S. Treasury 5-Year Note December Futures	Short	12/2016	7,748	(1,629)	1,634	0

Total Futures Contracts				$3,682	$5,769	$(410)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$	194,000	$(8,871)	$(532)	$0	$(1,217)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR *	0.000%	06/21/2020	$	10,266,000	$2,352	$2,307	$0	$(318)

Total Swap Agreements						$(6,519)	$1,775	$0	$(1,535)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

42	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(j)	Securities with an aggregate market value of $32,338 and cash of $12,082 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$5,769	$0	$5,769	$0	$(410)	$(1,535)	$(1,945)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	AUD	275,310	$	206,866	$0	$(3,842)
	10/2016	DKK	132,723		20,388	363	0
	10/2016	GBP	64,831		85,775	1,744	0
	04/2017	$	64,432	DKK	428,400	779	0
	06/2017	EUR	8,500	$	9,714	45	0
BPS	10/2016	BRL	200,000		61,611	113	0
	10/2016	$	60,777	BRL	200,000	720	0
	11/2016	MXN	1,502,668	$	78,356	1,287	0
	04/2017	DKK	428,400		65,336	126	0
BRC	10/2016	BRL	200,000		50,819	0	(10,678)
	10/2016	$	61,611	BRL	200,000	0	(113)
CBK	10/2016	CAD	214,111	$	164,196	994	0
	10/2016	JPY	26,800,000		263,195	1,853	(3,129)
	10/2016	$	163,436	CAD	214,139	0	(213)
	11/2016	CAD	214,139	$	163,465	206	0
	11/2016	JPY	1,700,000		16,849	61	0
	12/2016		2,000,000		19,643	0	(147)
GLM	10/2016	CAD	28		21	0	0
	10/2016	GBP	3,972		5,235	87	0
	10/2016	JPY	261,473		2,607	28	0
	10/2016	$	303,994	EUR	271,185	641	0
	11/2016	EUR	267,916	$	300,700	0	(669)
	07/2017		2,035		2,327	10	0
HUS	10/2016	$	26,258	DKK	173,560	0	(71)
	10/2016		82,325	GBP	63,210	0	(395)
	11/2016	GBP	63,210	$	82,366	387	0
JPM	10/2016	AUD	2,710		2,039	0	(36)
	10/2016	$	174	DKK	1,157	1	0
	10/2016		7,451	GBP	5,621	0	(165)
MSB	10/2016	EUR	272,512	$	308,230	2,104	0
SCX	10/2016	JPY	3,400		33	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2016	$	2,630	JPY	264,873	$0	$(18)
	11/2016	JPY	264,873	$	2,634	18	0
	12/2016	MXN	1,659,113		89,471	4,586	0
SOG	10/2016		1,492,335		77,990	1,231	0
TOR	11/2017	EUR	9,310		10,760	92	0
UAG	10/2016	DKK	40,837		6,273	112	0
	10/2016	JPY	3,200,000		31,145	0	(443)
	10/2016	$	1,493	EUR	1,327	0	(3)
	11/2016	AUD	278,020	$	210,972	0	(1,681)
WST	10/2016	GBP	28		36	0	0

Total Forward Foreign Currency Contracts						$17,588	$(21,603)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/22/2016	$	535,900	$583	$551
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/22/2016		1,100	1	1
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	11/30/2016		903,300	5,503	2,897
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	12/22/2016		317,900	1,144	916

								$7,231	$4,365

Total Purchased Options								$7,231	$4,365

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.350%	12/22/2016	$	1,340,300	$(609)	$(469)
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.350	12/22/2016		2,800	(1)	(1)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.480	11/30/2016		1,806,600	(5,729)	(1,963)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	12/22/2016		635,800	(1,081)	(783)

								$(7,420)	$(3,216)

Total Written Options								$(7,420)	$(3,216)

44	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		3,644		0		(3,644)		0		0		0
Notional Amount in $	$	5,620,600	$	8,507,700	$	(7,832,800)	$	0	$	(2,510,000)	$	3,785,500
Notional Amount in AUD	AUD	253,880	AUD	0	AUD	0	AUD	(253,880)	AUD	0	AUD	0
Notional Amount in EUR	EUR	0	EUR	218,000	EUR	0	EUR	(218,000)	EUR	0	EUR	0
Premiums	$	(10,759)	$	(18,933)	$	17,728	$	2,034	$	2,510	$	(7,420)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BRC	Mexico Government International Bond	1.000%	09/20/2020	1.305%	$	13,400	$(156)	$4	$0	$(152)
CBK	Mexico Government International Bond	1.000	09/20/2020	1.305		8,000	(93)	2	0	(91)
DUB	Mexico Government International Bond	1.000	12/20/2020	1.361		17,000	(677)	434	0	(243)
GST	Mexico Government International Bond	1.000	09/20/2020	1.305		32,800	(374)	2	0	(372)
HUS	Mexico Government International Bond	1.000	09/20/2020	1.305		25,000	(285)	2	0	(283)
JPM	Mexico Government International Bond	1.000	09/20/2020	1.305		25,000	(285)	1	0	(284)

							$(1,870)	$445	$0	$(1,425)

Total Swap Agreements							$(1,870)	$445	$0	$(1,425)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(l)	Securities with an aggregate market value of $14,895 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Deriva tives	Collateral Pledged/ (Received)	Net Exposure (4)
BOA	$2,931	$0	$0	$2,931	$(3,842)	$0	$0	$(3,842)	$(911)	$1,294	$383
BPS	2,246	551	0	2,797	0	(469)	0	(469)	2,328	(3,089)	(761)
BRC	0	0	0	0	(10,791)	0	(152)	(10,943)	(10,943)	11,330	387
CBK	3,114	1	0	3,115	(3,489)	(1)	(91)	(3,581)	(466)	111	(355)
DUB	0	0	0	0	0	0	(243)	(243)	(243)	311	68
GLM	766	3,813	0	4,579	(669)	(2,746)	0	(3,415)	1,164	(710)	454
GST	0	0	0	0	0	0	(372)	(372)	(372)	391	19
HUS	387	0	0	387	(466)	0	(283)	(749)	(362)	361	(1)
JPM	1	0	0	1	(201)	0	(284)	(485)	(484)	553	69
MSB	2,104	0	0	2,104	0	0	0	0	2,104	(2,010)	94
SCX	4,604	0	0	4,604	(18)	0	0	(18)	4,586	(4,590)	(4)
SOG	1,231	0	0	1,231	0	0	0	0	1,231	(1,480)	(249)
TOR	92	0	0	92	0	0	0	0	92	0	92
UAG	112	0	0	112	(2,127)	0	0	(2,127)	(2,015)	543	(1,472)

Total Over the Counter	$17,588	$4,365	$0	$21,953	$(21,603)	$(3,216)	$(1,425)	$(26,244)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,769	$5,769

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,588	$0	$17,588
Purchased Options	0	0	0	0	4,365	4,365

	$0	$0	$0	$17,588	$4,365	$21,953

	$0	$0	$0	$17,588	$10,134	$27,722

46	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$410	$410
Swap Agreements	0	1,217	0	0	318	1,535

	$0	$1,217	$0	$0	$728	$1,945

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,603	$0	$21,603
Written Options	0	0	0	0	3,216	3,216
Swap Agreements	0	1,425	0	0	0	1,425

	$0	$1,425	$0	$21,603	$3,216	$26,244

	$0	$2,642	$0	$21,603	$3,944	$28,189

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(923)	$(923)
Futures	0	0	0	0	(24,997)	(24,997)
Swap Agreements	0	(217)	0	0	(671)	(888)

	$0	$(217)	$0	$0	$(26,591)	$(26,808)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(25,653)	$0	$(25,653)
Purchased Options	0	0	0	(981)	(3,234)	(4,215)
Written Options	0	2,472	0	2,034	2,998	7,504
Swap Agreements	0	4,549	0	0	0	4,549

	$0	$7,021	$0	$(24,600)	$(236)	$(17,815)

	$0	$6,804	$0	$(24,600)	$(26,827)	$(44,623)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$826	$826
Futures	0	0	0	0	30,347	30,347
Swap Agreements	0	(531)	0	0	5,492	4,961

	$0	$(531)	$0	$0	$36,665	$36,134

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,904	$0	$13,904
Purchased Options	0	0	0	955	(1,017)	(62)
Written Options	0	0	0	892	5,246	6,138
Swap Agreements	0	(2,844)	0	0	0	(2,844)

	$0	$(2,844)	$0	$15,751	$4,229	$17,136

	$0	$(3,375)	$0	$15,751	$40,894	$53,270

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	47

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(Unaudited)

September 30, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$116,172	$0	$116,172
Corporate Bonds & Notes
Banking & Finance	0	3,486,261	0	3,486,261
Industrials	0	2,709,987	0	2,709,987
Utilities	0	1,351,213	0	1,351,213
Municipal Bonds & Notes
Arkansas	0	4,181	0	4,181
California	0	55,719	0	55,719
North Carolina	0	3,785	0	3,785
U.S. Government Agencies	0	252,489	74	252,563
U.S. Treasury Obligations	0	1,171,172	0	1,171,172
Non-Agency Mortgage-Backed Securities	0	549,265	4,351	553,616
Asset-Backed Securities	0	1,249,754	2,450	1,252,204
Sovereign Issues	0	376,126	0	376,126
Short-Term Instruments
Certificates of Deposit	0	198,299	0	198,299
Commercial Paper	0	369,696	0	369,696
Repurchase Agreements	0	355,487	0	355,487
Short-Term Notes	0	79,988	0	79,988
Japan Treasury Bills	0	218,952	0	218,952
Mexico Treasury Bills	0	154,692	0	154,692
U.S. Treasury Bills	0	27,987	0	27,987
	$0	$12,731,225	$6,875	$12,738,100

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,965	$0	$0	$14,965

Total Investments	$14,965	$12,731,225	$6,875	$12,753,065

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(361,529)	$0	$(361,529)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,769	0	0	5,769
Over the counter	0	21,953	0	21,953
	$5,769	$21,953	$0	$27,722

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(410)	(1,535)	0	(1,945)
Over the counter	0	(26,244)	0	(26,244)
	$(410)	$(27,779)	$0	$(28,189)

Totals	$20,324	$12,363,870	$6,875	$12,391,069

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

48	PIMCO SHORT-TERM FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2016

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Short-Term Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	49

Notes to Financial Statements (Cont.)

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

50	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2016

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the entity’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the entity had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or sale-buyback transactions, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	51

Notes to Financial Statements (Cont.)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in

52	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2016

the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

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Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

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(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately

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Notes to Financial Statements (Cont.)

held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment

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company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$88,054	$5,532,182	$(5,605,400)	$137	$(8)	$14,965	$2,081	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead

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Notes to Financial Statements (Cont.)

of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to

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the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks,

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Notes to Financial Statements (Cont.)

commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The

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Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency

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Notes to Financial Statements (Cont.)

at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on

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the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in

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Notes to Financial Statements (Cont.)

unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to

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as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market

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(market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s

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Notes to Financial Statements (Cont.)

base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently

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decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Supervisory and Administrative Fee
Institutional Class	0.20%
Class P	0.30%
Administrative Class	0.20%
Class D	0.20%
Class A	0.20%
Class C	0.20%
Class R	0.20%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.30% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

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Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.30%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation

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directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8, Fees and Expenses and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$573,701	$2,647,246

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

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Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands):

U S Government/ Agency		All Other
Purchases	Sales	Purchases	Sales
$19,551,248	$18,440,060	$2,480,482	$4,328,859

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Short-Term Fund
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	234,560	$2,281,175	531,777	$5,194,349
Class P	39,781	386,699	112,516	1,095,917
Administrative Class	10,495	102,111	19,559	190,732
Class D	8,328	80,965	21,608	210,389
Class A	22,696	220,685	33,960	330,814
Class C	1,777	17,289	4,461	43,470
Class R	1,635	15,902	5,547	54,089

Issued as reinvestment of distributions
Institutional Class	7,371	71,712	17,869	174,056
Class P	1,076	10,473	1,205	11,710
Administrative Class	1,166	11,345	2,582	25,150
Class D	351	3,418	636	6,196
Class A	483	4,696	855	8,322
Class C	101	982	191	1,863
Class R	74	721	127	1,231

Cost of shares redeemed
Institutional Class	(452,201)	(4,398,821)	(781,813)	(7,619,350)
Class P	(29,999)	(291,552)	(37,646)	(366,192)
Administrative Class	(27,580)	(268,544)	(57,886)	(563,807)
Class D	(11,067)	(107,511)	(20,964)	(204,432)
Class A	(19,055)	(185,184)	(36,320)	(353,995)
Class C	(2,423)	(23,547)	(5,710)	(55,710)
Class R	(1,876)	(18,235)	(2,855)	(27,816)
Net increase (decrease) resulting from Fund share transactions	(214,307)	$(2,085,221)	(190,301)	$(1,843,014)

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

74	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2016

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	75

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2016

As of March 31, 2016 the Fund had the following post-effective capital losses with no expiration (amounts in thousands):

Short-Term	Long-Term
$69,461	$45,915

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$12,725,444	$85,848	$(58,227)	$27,621
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

76	PIMCO SHORT-TERM FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	HUS	HSBC Bank USA N.A.
BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOS	Banc of America Securities LLC	JML	JPMorgan Securities PLC
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
BSN	Bank of Nova Scotia	MSC	Morgan Stanley & Co., Inc.
CBK	Citibank N.A.	NOM	Nomura Securities International, Inc.
COM	Commerz Bank AG	RDR	RBC Capital Markets
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FOB	Credit Suisse Securities (USA) LLC	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	TOR	Toronto Dominion Bank
GRE	RBS Securities, Inc.	UAG	UBS AG Stamford
GST	Goldman Sachs International	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
DKK	Danish Krone	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	77

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the

78	PIMCO SHORT-TERM FUND

(Unaudited)

fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

80	PIMCO SHORT-TERM FUND

(Unaudited)

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability

82	PIMCO SHORT-TERM FUND

(Unaudited)

to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	83

Approval of Investment Advisory Contract and Other Agreements (Cont.)

managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of

84	PIMCO SHORT-TERM FUND

(Unaudited)

Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception,

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received

86	PIMCO SHORT-TERM FUND

(Unaudited)

reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	87

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4024SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

Private Account Portfolio Series

PIMCO Asset-Backed Securities Portfolio

PIMCO Emerging Markets Portfolio

PIMCO High Yield Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Senior Floating Rate Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government Sector Portfolio

PIMCO International Portfolio

PIMCO Short-Term Floating NAV Portfolio III

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Expense Examples		23
Benchmark Descriptions		24
Financial Highlights		26
Statements of Assets and Liabilities		32
Consolidated Statements of Assets and Liabilities		34
Statements of Operations		35
Consolidated Statements of Operations		38
Statements of Changes in Net Assets		39
Consolidated Statements of Changes in Net Assets		43
Statements of Cash Flows		44
Notes to Financial Statements		173
Glossary		198
Approval of Investment Advisory Contract and Other Agreements		199

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO Asset-Backed Securities Portfolio	7	45
PIMCO Emerging Markets Portfolio	8	55
PIMCO High Yield Portfolio	9	63
PIMCO Investment Grade Corporate Portfolio	10	73
PIMCO Long Duration Corporate Bond Portfolio	11	85
PIMCO Low Duration Portfolio	12	105
PIMCO Moderate Duration Portfolio	13	110
PIMCO Mortgage Portfolio	14	116
PIMCO Municipal Sector Portfolio	15	127
PIMCO Real Return Portfolio	16	129
PIMCO Senior Floating Rate Portfolio	17	141
PIMCO Short-Term Portfolio	18	144
PIMCO Short-Term Floating NAV Portfolio II	19	152
PIMCO U.S. Government Sector Portfolio	20	155
PIMCO International Portfolio(1)	21	160
PIMCO Short-Term Floating NAV Portfolio III(1)	22	167

(1)	Consolidated Schedule of Investments

Chairman’s Letter

Dear Shareholder,

On the following pages of this Semiannual Report for the Private Account Portfolio Series (the “Portfolios”), which covers the six-month reporting period ended September 30, 2016, please find specific details as to each Portfolio’s investment performance and a discussion of those factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

2	PRIVATE ACCOUNT PORTFOLIO SERIES

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■

Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Portfolios investments, please contact your account manager.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Important Information About the Portfolios

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed-income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

If a Portfolio estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Portfolio will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Portfolio’s distributions, the Portfolio references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Portfolio’s accounting entries maintained on a day-to-day basis, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Portfolios may be subject to various risks as described in each Portfolio’s Offering Memorandum. Some of these risks may include, but are not limited to, the following: new/small portfolio risk, senior loan risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, subsidiary risk and short sale risk. A complete description of these and other risks is contained in each Portfolio’s offering memorandum.

The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Portfolio may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Portfolio’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Portfolio. Certain derivative transactions may have a leveraging effect on a Portfolio. For example, a small investment in a derivative instrument may have a significant impact on a Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Portfolio. A Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. A Portfolio may invest a significant portion of its assets in

4	PRIVATE ACCOUNT PORTFOLIO SERIES

these types of instruments. If it does, a Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon assets or instruments it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Each Portfolio measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes. A Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO Asset-Backed Securities Portfolio	10/31/00	Diversified
PIMCO Emerging Markets Portfolio	04/03/98	Diversified
PIMCO High Yield Portfolio	12/08/00	Diversified
PIMCO Investment Grade Corporate Portfolio	01/26/00	Diversified
PIMCO Long Duration Corporate Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified
PIMCO Mortgage Portfolio	01/31/00	Diversified
PIMCO Municipal Sector Portfolio	08/21/00	Diversified
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Senior Floating Rate Portfolio	04/29/11	Diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government Sector Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Non-diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s Offering Memorandum, the Trust’s Offering Memorandum Supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent Offering Memorandum or use a new Offering Memorandum or Offering Memorandum Supplement with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the Portfolios (Cont.)

shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Offering Memorandum or Offering Memorandum Supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Portfolio’s Form N-Q is also available without charge, upon request, by calling (888) 87-PIMCO. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

Asset-Backed Securities	42.2%
Non-Agency Mortgage-Backed Securities	33.6%
U.S. Government Agencies	13.7%
Short-Term Instruments‡	8.5%
U.S. Treasury Obligations	1.5%
Other	0.5%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (10/31/00)
PIMCO Asset-Backed Securities Portfolio	4.00%	4.37%	7.45%	7.88%	7.50%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	1.50%
Bloomberg Barclays Asset-Backed Securities Index	1.37%	2.16%	1.89%	3.21%	4.16%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in ABS may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	Exposure to non-agency mortgages improved relative performance, as the sector outperformed the benchmark.

»	Exposure to commercial mortgage-backed securities improved relative performance, as the sector outperformed the benchmark.

»	Exposure to agency mortgage-backed securities improved relative performance, as the sector outperformed the benchmark.

»	Exposure to CLOs improved relative performance, as the sector outperformed the benchmark.

»	Underweight exposure to auto loan ABS detracted from relative performance, as the sector outperformed the benchmark.

»	Underweight exposure to credit card ABS detracted from relative performance, as the sector outperformed the benchmark.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

PIMCO Emerging Markets Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of 09/30/2016†§

United States‡	41.5%
Brazil	26.8%
China	5.1%
Indonesia	4.7%
Other	21.9%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Geographic Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/03/98)
PIMCO Emerging Markets Portfolio	4.07%	13.48%	6.65%	5.32%	8.68%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	2.01%♦
Custom JPM ELMI+ Benchmark	2.53%	9.98%	(1.24)%	1.59%	5.30%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	An allocation to Brazilian external quasi-sovereign and corporate debt benefited performance, as the Brazilian sub-index of the JPMorgan Corporate Emerging Markets
Bond Index Diversified (CEMBI) posted positive returns.

»	Short exposure to the Malaysian ringgit versus the U.S. dollar benefited performance, as the ringgit depreciated.

»	An allocation to Mexican local rates detracted from performance, as local rates increased.

»	Short exposure to the South Korean won versus the U.S. dollar detracted from performance, as the won appreciated.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO High Yield Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

Corporate Bonds & Notes	78.3%
Bank Loan Obligations	9.2%
Short-Term Instruments‡	6.7%
Preferred Securities	2.4%
Common Stocks	1.0%
Other	2.4%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/08/00)
PIMCO High Yield Portfolio	15.30%	19.12%	11.03%	9.08%	8.29%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	1.48%♦
BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	9.85%	12.01%	8.01%	7.14%	7.54%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. Assets not invested in high yield securities may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	Security selection in energy was positive for relative performance, as the Portfolio’s energy positions outperformed the broader sector.

»	Security selection in banking was positive for relative performance, as the Portfolio’s banking positions outperformed the broader sector.

»	Overweight exposure to energy benefited relative performance, as the sector outperformed the broader high yield market.

»	Underweight exposure to metals and mining was negative for relative performance, as the sector outperformed the broader high yield market.

»	Security selection in chemicals was negative for relative performance, as the Portfolio’s chemical holdings underperformed the broader sector.

»	Security selection in consumer cyclicals was negative for relative performance, as the Portfolio’s consumer cyclical holdings underperformed the broader sector.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

Banking & Finance	48.6%
Industrials	20.6%
Municipal Bonds & Notes	11.9%
U.S. Treasury Obligations	4.7%
Short-Term Instruments‡	1.6%
Other	12.6%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/26/00)
PIMCO Investment Grade Corporate Portfolio	5.66%	7.71%	6.66%	6.67%	7.86%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	1.70%♦
Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	5.30%	9.00%	5.29%	6.01%	6.50%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed income investments of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted absolute performance during the reporting period:

»	An underweight to banks was positive for performance, as the sector underperformed the broader investment grade bond market.

»	An overweight to the utilities sector was negative for performance, as the sector underperformed the broader investment grade bond market.

»	An overweight to real estate investment trusts (REITs) was positive for performance, as REITs outperformed the index.

»	An underweight to the automotive sector was positive for performance, as the sector underperformed the index.

»	An overweight to the technology sector was negative for performance, as the sector underperformed the index.

»	An overweight to the health care sector was negative for performance, as the sector underperformed the index.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Long Duration Corporate Bond Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

Corporate Bonds & Notes	61.9%
U.S. Treasury Obligations	23.5%
U.S. Government Agencies	5.1%
Municipal Bonds & Notes	4.8%
Short-Term Instruments‡	0.4%
Other	4.3%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	Portfolio Inception (12/22/08)
PIMCO Long Duration Corporate Bond Portfolio	10.81%	18.18%	8.92%	9.97%
Bloomberg Barclays U.S. Long Credit Index	9.07%	15.73%	7.05%	9.84%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	An overweight to the midstream energy/pipelines sector was positive for performance, as the sector outperformed the index.

»	An underweight to the metals and mining sector was negative for performance, as the sector outperformed the index.

»	An underweight to the technology sector was positive for performance, as the sector underperformed the index.

»	An underweight to the chemicals sector was negative for performance, as the sector outperformed the index.

»	An overweight to the forestry/paper sector was positive for performance, as the sector outperformed the index.

»	An overweight to the media cable sector was negative for performance, as the sector underperformed the index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

PIMCO Low Duration Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

Short-Term Instruments	41.1%
Corporate Bonds & Notes	24.5%
U.S. Government Agencies	16.1%
U.S. Treasury Obligations	11.6%
Asset-Backed Securities	2.8%
Other	3.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	Portfolio Inception (05/31/12)
PIMCO Low Duration Portfolio	1.17%	1.83%	0.72%
Bloomberg Barclays 1-3 Year Government/Credit Index	0.69%	1.31%	1.03%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Low Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	An overweight to investment grade corporate credit risk added to relative performance, as investment grade corporate credit spreads generally narrowed.

»	Exposure to dollar-denominated emerging market debt benefited performance, as these securities generally posted positive total returns.

»	Holdings of agency mortgage-backed securities contributed to relative performance, as these securities generated positive total returns.

»	An underweight to 10-year U.S. interest rates detracted from performance, as 10-year yields declined.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Moderate Duration Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Government Agencies	35.2%
Corporate Bonds & Notes	26.3%
U.S. Treasury Obligations	15.7%
Short-Term Instruments	15.5%
Municipal Bonds & Notes	3.8%
Other	3.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	Portfolio Inception (07/31/12)
PIMCO Moderate Duration Portfolio	2.23%	4.33%	1.81%
Bloomberg Barclays Intermediate Aggregate Bond Index	1.75%	3.57%	2.14%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Moderate Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	An overweight to investment grade corporate spread duration contributed to relative performance, as spreads on these securities tightened.

»	An overweight to dollar-denominated emerging market debt added to relative performance, as spreads of these securities generally narrowed.

»	Positions in taxable municipal bonds positively contributed to relative performance, as spreads tightened.

»	An underweight to commercial mortgage-backed securities spread duration detracted from relative performance, as spreads on these securities generally tightened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

PIMCO Mortgage Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Government Agencies	86.5%
U.S. Treasury Obligations	4.2%
Non-Agency Mortgage-Backed Securities	3.6%
Short-Term Instruments‡	2.9%
Asset-Backed Securities	2.7%
Other	0.1%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO Mortgage Portfolio	4.16%	7.44%	4.21%	6.01%	6.52%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	1.70%
Bloomberg Barclays U.S. MBS Fixed Rate Index	1.72%	3.63%	2.66%	4.69%	5.37%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”). Assets not invested in mortgage-related securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	Exposure to non-agency mortgage-backed securities (“MBS”) was the primary contributor to performance, as the sector had positive total returns and outperformed like-duration U.S. Treasuries.

»

Duration and yield curve positioning benefited performance, as an overweight to the intermediate portion of the yield curve provided greater price appreciation gains through roll-down. Roll-down refers to the benefit of a bond being valued at successively lower yields and higher prices as it approaches maturity in an upward, slowing yield curve environment.

»	A broad overweight to agency MBS benefited performance, as the sector had positive total returns and outperformed like-duration U.S. Treasuries.

»	Exposure to commercial MBS contributed to performance, as the sector had positive total returns and outperformed like-duration U.S. Treasuries.

»	Exposure to agency collateralized mortgage obligation positions benefited performance, as the sector had positive total returns and outperformed like-duration U.S. Treasuries.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Municipal Sector Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	24.4%
Miscellaneous Revenue	12.4%
Ad Valorem Property Tax	9.6%
Tobacco Settlement Funded	8.9%
Highway Revenue Tolls	7.6%
Port, Airport & Marina Revenue	6.1%
Water Revenue	5.1%
Natural Gas Revenue	5.0%
Miscellaneous Taxes	4.4%
Lease (Appropriation)	3.1%
Sewer Revenue	3.0%
Lease (Abatement)	2.1%
Tax Increment/Allocation Revenue	1.7%
Industrial Revenue	1.6%
Other	1.2%
Short-Term Instruments‡	3.8%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (08/21/00)
PIMCO Municipal Sector Portfolio	2.55%	6.02%	6.63%	3.70%	4.77%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	1.55%♦
Bloomberg Barclays Long Municipal Bond Index	3.81%	8.72%	6.43%	5.29%	6.07%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements. Assets not invested in Municipal Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities. The Portfolio may also invest in securities issued by entities whose underlying assets are Municipal Securities, including without limitation, residual interest bonds. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»

The Portfolio’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index, which detracted from performance, as municipal bond yields moved lower across most maturities over the reporting period.

»	An underweight to the revenue-backed sector detracted from performance, as the segment outperformed the general municipal bond market.

»	An overweight to the high yield tobacco and industrial revenue sectors contributed to performance, as these segments outperformed the general municipal bond market.

»	An underweight to the transportation and health care sectors detracted from performance, as these segments outperformed the general municipal bond market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

PIMCO Real Return Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	86.8%
Asset-Backed Securities	4.4%
U.S. Government Agencies	3.0%
Corporate Bonds & Notes	2.8%
Short-Term Instruments‡	0.3%
Other	2.7%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/28/00)
PIMCO Real Return Portfolio	5.08%	11.32%	2.86%	4.87%	6.58%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	1.64%♦
Bloomberg Barclays U.S. TIPS Index	2.69%	6.58%	1.93%	4.48%	5.90%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»

The Portfolio’s construction, which is structurally overweight U.S. Treasury Inflation-Protected Securities (TIPS), benefited relative performance as U.S. Treasury Inflation-Protected Securities (TIPS) posted positive returns.

»	An overweight to U.S. real duration concentrated in longer-term maturities benefited relative performance, as longer-term real yields fell.

»	Exposure to U.S. corporate credit within the financial sector benefited relative performance, as these securities posted positive returns.

»	Exposure to residential mortgage-backed securities benefited relative performance, as these securities posted positive returns.

»	An underweight to U.S. nominal duration concentrated in longer-term maturities detracted from relative performance, as longer-term yields fell.

»	An underweight to U.K. nominal duration detracted from relative performance, as yields fell.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Senior Floating Rate Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

Bank Loan Obligations	95.2%
Short-Term Instruments‡	4.8%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	Portfolio Inception (04/29/11)
PIMCO Senior Floating Rate Portfolio	3.17%	3.48%	4.35%	3.63%
J.P. Morgan BB/B Leveraged Loan Index	4.82%	5.43%	5.34%	4.15%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Senior Floating Rate Portfolio seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Portfolio to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities. The Portfolio may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Portfolio has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	Security selection in technology detracted from relative performance, as the Portfolio’s technology positions underperformed the broader technology sector.

»	Underweight exposure to energy was negative for relative performance, as the sector outperformed the broader bank loan market.

»	Security selection in gaming, lodging and leisure detracted from relative performance, as the Portfolio’s gaming, lodging and leisure holdings underperformed the broader sector.

»	Security selection in chemicals benefited relative performance, as the Portfolio’s chemical holdings outperformed the broader chemicals sector.

»	Underweight exposure to diversified media was positive for relative performance, as the sector underperformed the broader bank loan market.

»	Security selection in cable and satellite benefited relative performance, as the Portfolio’s cable and satellite holdings outperformed the broader cable and satellite sector.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

PIMCO Short-Term Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

Non-Agency Mortgage-Backed Securities	43.6%
Asset-Backed Securities	25.1%
U.S. Government Agencies	19.7%
Short-Term Instruments‡	5.7%
U.S. Treasury Obligations	3.9%
Other	2.0%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/20/00)
PIMCO Short-Term Portfolio	2.49%	2.75%	4.87%	4.09%	4.13%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	1.64%♦
3 Month USD LIBOR Index	0.32%	0.55%	0.37%	1.35%	2.08%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	Select positions in non-agency mortgage-backed securities contributed to relative performance, as these securities generated positive total returns.

»	Exposure to investment grade corporate credit spread duration added to relative performance, as investment grade corporate credit spreads narrowed.

»	Holdings of commercial mortgage-backed securities contributed to performance, as these securities generated positive total returns.

»	An underweight to 30-year U.S. interest rate duration detracted from performance, as U.S. interest rates fell.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

Repurchase Agreements	49.7%
Corporate Bonds & Notes	35.4%
Commercial Paper	7.1%
U.S. Government Agencies	3.2%
Other	4.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	Portfolio Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	0.40%	0.65%	0.33%	0.33%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.09%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	Exposure to investment grade corporate credit added to relative performance, as investment grade corporate credit spreads narrowed.

»	The Portfolio focused on high-quality and short-maturity assets.

»	The Portfolio maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

»	Overweight exposure to covered bonds added to relative performance, as these securities generated positive total returns in excess of the Portfolio’s benchmark.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

U.S. Treasury Obligations	80.7%
U.S. Government Agencies	13.7%
Non-Agency Mortgage-Backed Securities	4.9%
Asset-Backed Securities	0.3%
Short-Term Instruments‡	0.3%
Other	0.1%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO U.S. Government Sector Portfolio	3.66%	4.90%	3.02%	7.88%	7.92%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	1.70%
Bloomberg Barclays Government Bond Index	1.78%	4.00%	2.16%	4.34%	5.14%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	The Portfolio’s overall underweight to duration, particularly at intermediate maturities, detracted from performance, as rates fell across most of the U.S. Treasury curve.

»	An out-of-benchmark allocation to non-agency mortgage-backed securities contributed to performance, as the sector outperformed like-duration Treasuries.

»	An underweight to agency debentures detracted from performance, as the sector outperformed like-duration U.S. Treasuries.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO International Portfolio

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of 09/30/2016†§

United States‡	67.7%
Denmark	16.4%
Japan	9.8%
Canada	6.1%
†	% of Investments, at value.

‡	Includes Central Funds used for Cash Management Purposes.

§	Geographic Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)
PIMCO International Portfolio	(3.39)%	(4.63)%	3.30%	5.94%	7.55%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%	0.84%	2.97%♦
JPMorgan GBI Global ex-US Index Hedged in USD	3.37%	8.43%	5.32%	4.95%	6.36%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	An underweight to U.K. duration detracted from relative performance, as yields generally fell.

»

Short positions in the Japanese yen versus the U.S. dollar during the first half of the reporting period detracted from performance as the currency appreciated against the U.S. dollar during that period.

»	An underweight to duration in Canada detracted from relative performance, as longer-term yields fell.

»	Short exposure to the euro versus the U.S. dollar added to relative performance, as the euro depreciated against the U.S. dollar.

»	A tactical overweight to duration in Italy midway through the reporting period added to relative performance, as longer-term yields fell during this portion of the reporting period.

»	Exposure to non-agency mortgage-backed securities added to relative performance, as total returns of these instruments generally increased.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

PIMCO Short-Term Floating NAV Portfolio III

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2016†§

Corporate Bonds & Notes	56.8%
Repurchase Agreements	32.7%
Commercial Paper	4.5%
Sovereign Issues	2.5%
Other	3.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	Portfolio Inception (03/12/12)
PIMCO Short-Term Floating NAV Portfolio III	0.52%	0.90%	0.50%
Citi 3-Month Treasury Bill Index	0.13%	0.20%	0.08%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following impacted performance during the reporting period:

»	Exposure to investment grade corporate credit spread duration added to relative performance, as investment grade corporate credit spreads narrowed.

»	The Portfolio focused on high-quality and short-maturity assets.

»	The Portfolio’s weighted average maturity remained low over the reporting period, keeping its sensitivity to interest rate changes low.

»	The Portfolio maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

»	Overweight exposure to covered bonds added to relative performance, as these securities generated positive total returns in excess of the Portfolio’s benchmark.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your Portfolio, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Asset-Backed Securities Portfolio	$1,000.00	$1,040.00	$0.26	$1,000.00	$1,025.09	$0.26	0.05%
PIMCO Emerging Markets Portfolio	1,000.00	1,040.70	0.67	1,000.00	1,024.68	0.67	0.13
PIMCO High Yield Portfolio	1,000.00	1,153.00	0.76	1,000.00	1,024.63	0.72	0.14
PIMCO Investment Grade Corporate Portfolio	1,000.00	1,056.60	0.99	1,000.00	1,024.38	0.97	0.19
PIMCO Long Duration Corporate Bond Portfolio	1,000.00	1,108.10	1.02	1,000.00	1,024.38	0.97	0.19
PIMCO Low Duration Portfolio	1,000.00	1,011.70	0.25	1,000.00	1,025.09	0.26	0.05
PIMCO Moderate Duration Portfolio	1,000.00	1,022.30	0.26	1,000.00	1,025.09	0.26	0.05
PIMCO Mortgage Portfolio	1,000.00	1,041.60	0.41	1,000.00	1,024.94	0.41	0.08
PIMCO Municipal Sector Portfolio	1,000.00	1,025.50	0.26	1,000.00	1,025.09	0.26	0.05
PIMCO Real Return Portfolio	1,000.00	1,050.80	2.70	1,000.00	1,022.71	2.67	0.52
PIMCO Senior Floating Rate Portfolio	1,000.00	1,031.70	0.26	1,000.00	1,025.09	0.26	0.05
PIMCO Short-Term Portfolio	1,000.00	1,024.90	0.26	1,000.00	1,025.09	0.26	0.05
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,004.00	0.25	1,000.00	1,025.09	0.26	0.05
PIMCO U.S. Government Sector Portfolio	1,000.00	1,036.60	1.45	1,000.00	1,023.92	1.44	0.28
PIMCO International Portfolio (Consolidated)	1,000.00	966.10	0.60	1,000.00	1,024.73	0.62	0.12
PIMCO Short-Term Floating NAV Portfolio III (Consolidated)	1,000.00	1,005.20	0.05	1,000.00	1,025.29	0.05	0.01

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 185/365(to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Benchmark Descriptions

Index*	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg Barclays 1-3 Year Government/Credit Index	The Bloomberg Barclays 1-3 Year Government/Credit Index is the 1-3 Yr component of the U.S. Government/Credit index. The Bloomberg Barclays Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Bloomberg Barclays Asset-Backed Securities Index	Bloomberg Barclays Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included.

Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

Bloomberg Barclays Government Bond Index	Bloomberg Barclays Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more.

Bloomberg Barclays Intermediate Aggregate Bond Index	Bloomberg Barclays Intermediate Aggregate Bond Index is the Intermediate component of the U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays Long Municipal Bond Index	Bloomberg Barclays Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.

Bloomberg Barclays U.S. Long Credit Index	Bloomberg Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

Bloomberg Barclays U.S. MBS Fixed Rate Index	Bloomberg Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.

Bloomberg Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of BofA Merrill Lynch High Yield Cash Pay, BB-B rated. BofA Merrill Lynch High Yield Cash Pay, BB-B rated is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon.

Citi 3-Month Treasury Bill Index	Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus.

24	PRIVATE ACCOUNT PORTFOLIO SERIES

Index*	Description

J.P. Morgan BB/B Leveraged Loan Index	The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital		Total

PIMCO Asset-Backed Securities Portfolio
04/01/2016 - 09/30/2016+	$12.22	$0.26	$0.23	$0.49	$(0.15)	$0.00	$0.00		$(0.15)
03/31/2016	12.35	0.37	(0.17)	0.20	(0.33)	0.00	0.00		(0.33)
03/31/2015	12.24	0.35	0.14	0.49	(0.38)	0.00	0.00		(0.38)
03/31/2014	12.00	0.49	0.29	0.78	(0.54)	0.00	0.00		(0.54)
03/31/2013	10.67	0.45	1.36	1.81	(0.44)	(0.04)	0.00		(0.48)
03/31/2012	10.90	0.44	0.21	0.65	(0.60)	(0.28)	0.00		(0.88)

PIMCO Emerging Markets Portfolio
04/01/2016 - 09/30/2016+	$9.33	$0.26	$0.12	$0.38	$0.00	$0.00	$0.00		$0.00
03/31/2016	9.78	0.48	0.10	0.58	(1.03)	0.00	0.00		(1.03)
03/31/2015	10.12	0.43	(0.21)	0.22	(0.56)	0.00	0.00		(0.56)
03/31/2014	10.77	0.45	(0.60)	(0.15)	(0.50)	0.00	0.00		(0.50)
03/31/2013	10.55	0.47	0.50	0.97	(0.75)	0.00	0.00		(0.75)
03/31/2012	10.60	0.56	0.23	0.79	(0.71)	0.00	(0.13)		(0.84)

PIMCO High Yield Portfolio
04/01/2016 - 09/30/2016+	$6.99	$0.31	$0.75	$1.06	$(0.33)	$0.00	$0.00		$(0.33)
03/31/2016	7.49	0.50	(0.38)	0.12	(0.62)	0.00	0.00		(0.62)
03/31/2015	7.72	0.72	(0.46)	0.26	(0.49)	0.00	0.00		(0.49)
03/31/2014	7.90	0.61	(0.10)	0.51	(0.69)	0.00	0.00		(0.69)
03/31/2013	7.52	0.76	0.40	1.16	(0.78)	0.00	0.00		(0.78)
03/31/2012	8.02	0.76	(0.37)	0.39	(0.89)	0.00	0.00		(0.89)

PIMCO Investment Grade Corporate Portfolio
04/01/2016 - 09/30/2016+	$9.51	$0.21	$0.32	$0.53	$(0.19)	$0.00	$0.00		$(0.19)
03/31/2016	10.15	0.42	(0.40)	0.02	(0.45)	(0.21)	0.00		(0.66)
03/31/2015	10.68	0.40	(0.04)	0.36	(0.48)	(0.41)	0.00		(0.89)
03/31/2014	11.45	0.40	(0.10)	0.30	(0.47)	(0.60)	0.00		(1.07)
03/31/2013	10.79	0.48	0.86	1.34	(0.53)	(0.15)	0.00		(0.68)
03/31/2012	10.73	0.56	0.11	0.67	(0.61)	0.00	0.00		(0.61)

PIMCO Long Duration Corporate Bond Portfolio
04/01/2016 - 09/30/2016+	$11.44	$0.31	$0.92	$1.23	$(0.27)	$0.00	$0.00		$(0.27)
03/31/2016	12.65	0.64	(0.88)	(0.24)	(0.64)	(0.33)	0.00		(0.97)
03/31/2015	11.76	0.61	0.97	1.58	(0.59)	(0.10)	0.00		(0.69)
03/31/2014	12.45	0.56	(0.42)	0.14	(0.63)	(0.20)	0.00		(0.83)
03/31/2013	11.74	0.61	1.09	1.70	(0.69)	(0.30)	0.00		(0.99)
03/31/2012	10.73	0.62	1.24	1.86	(0.61)	(0.24)	0.00		(0.85)

PIMCO Low Duration Portfolio
04/01/2016 - 09/30/2016+	$9.83	$0.07	$0.05	$0.12	$(0.06)	$0.00	$0.00		$(0.06)
03/31/2016	9.88	0.12	(0.06)	0.06	(0.11)	0.00	0.00		(0.11)
03/31/2015	9.87	0.09	0.04	0.13	(0.12)	0.00	(0.00	)^	(0.12)
03/31/2014	10.04	0.07	(0.16)	(0.09)	(0.08)	0.00	0.00		(0.08)
05/31/2012 - 03/31/2013	10.00	0.05	0.04	0.09	(0.05)	0.00	0.00		(0.05)

PIMCO Moderate Duration Portfolio
04/01/2016 - 09/30/2016+	$9.97	$0.10	$0.12	$0.22	$(0.08)	$0.00	$0.00		$(0.08)
03/31/2016	9.93	0.17	0.05	0.22	(0.17)	(0.01)	0.00		(0.18)
03/31/2015	9.72	0.15	0.23	0.38	(0.17)	0.00	0.00		(0.17)
03/31/2014	9.99	0.14	(0.28)	(0.14)	(0.13)	0.00	0.00		(0.13)
07/31/2012 - 03/31/2013	10.00	0.06	0.00	0.06	(0.07)	0.00	0.00		(0.07)

PIMCO Mortgage Portfolio
04/01/2016 - 09/30/2016+	$11.00	$0.19	$0.26	$0.45	$(0.17)	$0.00	$0.00		$(0.17)
03/31/2016	11.00	0.28	0.17	0.45	(0.45)	0.00	0.00		(0.45)
03/31/2015	10.68	0.25	0.44	0.69	(0.37)	0.00	0.00		(0.37)
03/31/2014	10.95	0.21	(0.14)	0.07	(0.34)	0.00	0.00		(0.34)
03/31/2013	11.00	0.20	0.22	0.42	(0.38)	(0.09)	0.00		(0.47)
03/31/2012	10.85	0.27	0.45	0.72	(0.39)	(0.18)	0.00		(0.57)

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income		Portfolio Turnover Rate

$12.56	4.00%	$3,108,528	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.13	%*	92%
12.22	1.59	2,114,311	0.05		0.05		0.05		0.05		2.98		66
12.35	4.00	1,583,150	0.05		0.05		0.05		0.05		2.83		96
12.24	6.68	1,088,982	0.11		0.11		0.05		0.05		4.02		57
12.00	17.32	783,447	0.12		0.12		0.05		0.05		3.98		67
10.67	6.39	613,568	0.06		0.06		0.05		0.05		4.09		380

$9.71	4.07%	$718,910	0.13	%*	0.13	%*	0.12	%*	0.12	%*	5.30	%*	13%
9.33	6.71	763,986	0.13		0.13		0.12		0.12		5.05		37
9.78	2.21	738,703	0.12		0.12		0.12		0.12		4.16		45
10.12	(1.22)	1,072,839	0.12		0.12		0.12		0.12		4.41		68
10.77	9.28	1,232,222	0.13		0.13		0.12		0.12		4.27		25
10.55	7.90	1,133,534	0.12		0.12		0.12		0.12		5.27		27

$7.72	15.30%	$681,869	0.14	%*	0.14	%*	0.05	%*	0.05	%*	8.12	%*	23%
6.99	1.72	582,727	0.12		0.12		0.05		0.05		6.89		48
7.49	3.45	451,288	0.40		0.40		0.05		0.05		9.37		78
7.72	6.89	549,242	0.27		0.27		0.05		0.05		7.91		72
7.90	16.01	641,527	0.33		0.33		0.05		0.05		9.78		55
7.52	5.55	560,971	0.30		0.30		0.05		0.05		9.89		78

$9.85	5.66%	$1,953,341	0.19	%*	0.19	%*	0.05	%*	0.05	%*	4.29	%*	67%
9.51	0.29	2,045,450	0.11		0.11		0.05		0.05		4.29		102
10.15	3.48	2,388,181	0.05		0.05		0.05		0.05		3.74		63
10.68	2.95	3,749,985	0.05		0.05		0.05		0.05		3.63		62
11.45	12.63	4,397,691	0.05		0.05		0.05		0.05		4.25		42
10.79	6.53	3,961,321	0.05		0.05		0.05		0.05		5.26		58

$12.40	10.81%	$18,533,081	0.19	%*	0.19	%*	0.05	%*	0.05	%*	5.11	%*	35%
11.44	(1.35)	18,319,516	0.13		0.13		0.05		0.05		5.46		76
12.65	13.79	20,665,768	0.07		0.07		0.05		0.05		4.92		52
11.76	1.60	20,947,575	0.05		0.05		0.05		0.05		4.78		42
12.45	14.59	14,488,918	0.07		0.07		0.05		0.05		4.88		50
11.74	17.80	10,987,742	0.05		0.05		0.05		0.05		5.40		145

$9.89	1.17%	$145,788	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.39	%*	132%
9.83	0.62	142,590	0.05		0.05		0.05		0.05		1.23		65
9.88	1.33	356,484	0.05		0.05		0.05		0.05		0.87		333
9.87	(0.91)	360,385	0.05		0.05		0.05		0.05		0.73		316
10.04	0.93	257,004	0.05	*	0.06	*	0.05	*	0.06	*	0.63	*	287

$10.11	2.23%	$448,864	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.92	%*	209%
9.97	2.27	425,848	0.05		0.05		0.05		0.05		1.73		365
9.93	3.89	514,758	0.05		0.05		0.05		0.05		1.49		378
9.72	(1.43)	526,934	0.05		0.05		0.05		0.05		1.46		307
9.99	0.64	283,343	0.05	*	0.06	*	0.05	*	0.06	*	0.94	*	203

$11.28	4.16%	$1,960,650	0.08	%*	0.08	%*	0.05	%*	0.05	%*	3.27	%*	720%
11.00	4.26	1,782,526	0.07		0.07		0.05		0.05		2.57		1,356
11.00	6.54	2,643,384	0.05		0.05		0.05		0.05		2.26		1,742
10.68	0.69	5,250,652	0.05		0.05		0.05		0.05		1.97		1,357
10.95	3.85	7,613,977	0.05		0.05		0.05		0.05		1.77		1,157
11.00	6.61	7,525,827	0.05		0.05		0.05		0.05		2.42		1,051

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Municipal Sector Portfolio
04/01/2016 - 09/30/2016+	$7.59	$0.19	$0.00	$0.19	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2016	8.23	0.39	(0.05)	0.34	(0.64)	(0.34)	0.00	(0.98)
03/31/2015	8.08	0.39	0.43	0.82	(0.52)	(0.15)	0.00	(0.67)
03/31/2014	8.94	0.40	(0.49)	(0.09)	(0.39)	(0.38)	0.00	(0.77)
03/31/2013	8.68	0.40	0.36	0.76	(0.37)	(0.13)	0.00	(0.50)
03/31/2012	7.66	0.45	0.98	1.43	(0.41)	0.00	0.00	(0.41)

PIMCO Real Return Portfolio
04/01/2016 - 09/30/2016+	$9.11	$0.24	$0.22	$0.46	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2016	8.95	0.20	0.04	0.24	(0.08)	0.00	0.00	(0.08)
03/31/2015	9.03	0.11	0.19	0.30	(0.38)	0.00	0.00	(0.38)
03/31/2014	9.86	0.14	(0.80)	(0.66)	(0.11)	(0.04)	(0.02)	(0.17)
03/31/2013	9.56	0.11	0.54	0.65	(0.18)	(0.17)	0.00	(0.35)
03/31/2012	9.18	0.18	0.91	1.09	(0.28)	(0.43)	0.00	(0.71)

PIMCO Senior Floating Rate Portfolio
04/01/2016 - 09/30/2016+	$9.59	$0.20	$0.10	$0.30	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2016	10.04	0.41	(0.40)	0.01	(0.46)	0.00	0.00	(0.46)
03/31/2015	10.31	0.45	(0.14)	0.31	(0.56)	(0.01)	(0.01)	(0.58)
03/31/2014	10.25	0.40	(0.03)	0.37	(0.31)	0.00	0.00	(0.31)
03/31/2013	10.09	0.43	0.19	0.62	(0.45)	(0.01)	0.00	(0.46)
04/29/2011 - 03/31/2012	10.00	0.35	(0.03)	0.32	(0.23)	0.00	0.00	(0.23)

PIMCO Short-Term Portfolio
04/01/2016 - 09/30/2016+	$9.33	$0.15	$0.08	$0.23	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2016	9.54	0.22	(0.11)	0.11	(0.32)	0.00	0.00	(0.32)
03/31/2015	9.60	0.25	(0.06)	0.19	(0.25)	0.00	0.00	(0.25)
03/31/2014	9.59	0.33	0.04	0.37	(0.36)	0.00	0.00	(0.36)
03/31/2013	9.13	0.36	0.50	0.86	(0.40)	0.00	0.00	(0.40)
03/31/2012	9.33	0.37	(0.12)	0.25	(0.45)	0.00	0.00	(0.45)

PIMCO Short-Term Floating NAV Portfolio II
04/01/2016 - 09/30/2016+	$10.01	$0.04	$0.00	$0.04	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2016	10.01	0.04	0.00	0.04	(0.04)	(0.00)^	0.00	(0.04)
03/31/2015	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2014	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2013	10.01	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)
03/31/2012	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

PIMCO U.S. Government Sector Portfolio
04/01/2016 - 09/30/2016+	$9.03	$0.13	$0.20	$0.33	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2016	9.67	0.29	(0.61)	(0.32)	(0.32)	0.00	0.00	(0.32)
03/31/2015	8.82	0.17	0.82	0.99	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.44	0.14	(0.61)	(0.47)	(0.15)	0.00	0.00	(0.15)
03/31/2013	8.80	0.15	0.64	0.79	(0.15)	0.00	0.00	(0.15)
03/31/2012	8.80	0.13	(0.04)	0.09	(0.09)	0.00	0.00	(0.09)

PIMCO International Portfolio (Consolidated)
04/01/2016 - 09/30/2016+	$7.97	$0.03	$(0.30)	$(0.27)	$0.00	$0.00	$0.00	$0.00
03/31/2016~	10.04	0.06	(1.02)	(0.96)	(1.11)	0.00	0.00	(1.11)
03/31/2015~	9.14	0.12	1.08	1.20	(0.30)	0.00	0.00	(0.30)
03/31/2014~	9.54	0.12	(0.02)	0.10	(0.50)	0.00	0.00	(0.50)
03/31/2013~	10.24	0.20	0.54	0.74	(1.44)	0.00	0.00	(1.44)
03/31/2012~	8.96	0.14	1.52	1.66	(0.38)	0.00	0.00	(0.38)

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income		Portfolio Turnover Rate

$7.63	2.55%	$149,273	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.85	%*	0%
7.59	4.48	152,110	0.05		0.05		0.05		0.05		4.85		22
8.23	10.41	164,087	0.06		0.06		0.05		0.05		4.66		2
8.08	(0.62)	248,361	0.06		0.06		0.05		0.05		4.85		17
8.94	8.88	359,440	0.07		0.07		0.05		0.05		4.47		27
8.68	19.03	399,627	0.23		0.23		0.05		0.05		5.49		85

$9.47	5.08%	$1,225,453	0.52	%*	0.52	%*	0.05	%*	0.05	%*	5.04	%*	58%
9.11	2.76	1,227,505	0.28		0.28		0.05		0.05		2.25		127
8.95	3.38	1,501,480	0.09		0.09		0.05		0.05		1.17		139
9.03	(6.69)	2,755,107	0.06		0.06		0.05		0.05		1.57		34
9.86	6.89	3,602,637	0.06		0.06		0.05		0.05		1.16		46
9.56	12.01	3,002,858	0.05		0.05		0.05		0.05		1.90		202

$9.73	3.17%	$18,861	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.08	%*	22%
9.59	0.17	22,557	0.05		0.05		0.05		0.05		4.16		60
10.04	3.18	47,924	0.05		0.05		0.05		0.05		4.38		44
10.31	3.62	91,512	0.05		0.05		0.05		0.05		3.88		117
10.25	6.27	23,398	0.05		0.05		0.05		0.05		4.20		94
10.09	3.30	8,818	0.05	*	0.51	*	0.05	*	0.51	*	3.84	*	112

$9.45	2.49%	$678,584	0.05	%*	0.05	%*	0.05	%*	0.05	%*	3.07	%*	54%
9.33	1.15	674,143	0.05		0.05		0.05		0.05		2.29		7
9.54	2.01	1,194,737	0.05		0.05		0.05		0.05		2.59		52
9.60	3.96	1,049,627	0.11		0.11		0.05		0.05		3.38		17
9.59	9.54	912,748	0.13		0.13		0.05		0.05		3.81		9
9.13	2.88	978,608	0.11		0.11		0.05		0.05		4.03		16

$10.01	0.40%	$3,989,861	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.72	%*	58%
10.01	0.37	4,445,929	0.05		0.05		0.05		0.05		0.37		68
10.01	0.19	5,555,410	0.05		0.05		0.05		0.05		0.20		68
10.01	0.19	6,827,731	0.05		0.05		0.05		0.05		0.18		96
10.01	0.30	4,273,516	0.05		0.05		0.05		0.05		0.27		91
10.01	0.26	3,733,115	0.05		0.05		0.05		0.05		0.24		100

$9.26	3.66%	$2,216,158	0.28	%*	0.28	%*	0.05	%*	0.05	%*	2.72	%*	8%
9.03	(3.22)	2,007,530	0.25		0.25		0.05		0.05		3.19		95
9.67	11.29	2,203,702	0.06		0.06		0.05		0.05		1.82		104
8.82	(4.98)	3,277,262	0.05		0.05		0.05		0.05		1.55		96
9.44	8.98	3,734,105	0.05		0.05		0.05		0.05		1.59		69
8.80	1.07	4,074,397	0.05		0.05		0.05		0.05		1.42		569

$7.70	(3.39)%	$743,403	0.12	%*	0.12	%*	0.12	%*	0.12	%*	0.83	%*	97%
7.97	(7.70)	829,855	0.12		0.12		0.12		0.12		0.71		404
10.04	13.27	1,063,915	0.12		0.12		0.12		0.12		1.27		156
9.14	1.03	1,739,775	0.12		0.12		0.12		0.12		1.29		121
9.54	7.55	2,053,278	0.19		0.19		0.12		0.12		2.01		175
10.24	18.88	2,153,299	0.12		0.12		0.12		0.12		1.54		419

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Financial Highlights (Cont.)

		Investment Operations				Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)
04/01/2016 - 09/30/2016+	$9.88	$0.03		$0.03	$0.06	$(0.05)	$0.00	$0.00	$(0.05)
03/31/2016	9.92	0.06		(0.01)	0.05	(0.09)	0.00	0.00	(0.09)
03/31/2015	9.99	0.06		(0.02)	0.04	(0.11)	0.00	0.00	(0.11)
03/31/2014	9.99	0.05		(0.01)	0.04	(0.04)	0.00	0.00	(0.04)
03/31/2013	10.01	0.06		(0.02)	0.04	(0.06)	0.00	0.00	(0.06)
03/12/2012 - 03/31/2012	10.00	0.00	^	0.01	0.01	0.00	0.00	0.00	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(c) in the Notes to Financial Statements for more information.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income		Portfolio Turnover Rate

$9.89	0.52%	$8,117,517	0.01	%*	0.01	%*	0.00	%*	0.00	%*	0.67	%*	66%
9.88	0.59	18,434,787	0.01		0.01		0.00		0.00		0.61		146
9.92	0.31	36,450,693	0.00		0.00		0.00		0.00		0.58		101
9.99	0.34	49,219,987	0.00		0.00		0.00		0.00		0.49		267
9.99	0.44	19,768,175	0.00		0.00		0.00		0.00		0.61		319
10.01	0.06	856,978	0.00	*	0.00	*	0.00	*	0.00	*	0.25	*	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Asset-Backed Securities Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio

Assets:
Investments, at value
Investments in securities*	$3,101,046	$516,737	$655,411	$2,280,394	$24,015,112
Investments in Affiliates	271,225	238,920	40,125	10,280	84,119
Financial Derivative Instruments
Exchange-traded or centrally cleared	757	22	176	1,785	33,478
Over the counter	733	22,073	1,901	6,513	56,964
Cash	132	0	357	100	3,349
Deposits with counterparty	2,396	1,456	4,058	2,378	19,509
Foreign currency, at value	0	503	251	1	11,423
Receivable for investments sold	81	0	2,497	11,220	12,392
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for TBA investments sold	215,689	0	0	97,437	628,517
Receivable for Portfolio shares sold	260	230	140	390	0
Interest and/or dividends receivable	5,396	4,912	8,557	26,310	234,497
Dividends receivable from Affiliates	179	169	29	15	61
Reimbursement receivable from PIMCO	0	0	0	0	0
Total Assets	3,597,894	785,022	713,502	2,436,823	25,099,421

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$2,602	$7,870	$235,814	$4,577,486
Payable for sale-buyback transactions	0	0	0	7,903	46,721
Payable for short sales	2,191	0	2,235	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	76	100	725	158	1,824
Over the counter	16,113	24,427	955	4,323	85,069
Payable for investments purchased	256	14,400	10,848	18,592	3,812
Payable for investments in Affiliates purchased	179	169	29	15	61
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0
Payable for TBA investments purchased	461,205	0	0	185,176	1,833,992
Deposits from counterparty	2,511	15,614	1,778	3,998	11,125
Payable for Portfolio shares redeemed	6,680	8,720	7,160	27,407	5,371
Distributions payable	0	0	0	0	0
Accrued investment advisory fees	54	13	12	35	325
Accrued supervisory and administrative fees	82	64	18	53	487
Other liabilities	19	3	3	8	67
Total Liabilities	489,366	66,112	31,633	483,482	6,566,340

Net Assets	$3,108,528	$718,910	$681,869	$1,953,341	$18,533,081

Net Assets Consist of:
Paid in capital	$3,015,696	$786,176	$819,940	$1,862,165	$16,425,054
Undistributed (overdistributed) net investment income	50,292	(51,661)	20,146	18,975	181,164
Accumulated undistributed net realized gain (loss)	(4,888)	12,587	(169,067)	(28,485)	87,638
Net unrealized appreciation (depreciation)	47,428	(28,192)	10,850	100,686	1,839,225

Net Assets	$3,108,528	$718,910	$681,869	$1,953,341	$18,533,081

Shares Issued and Outstanding	247,561	74,034	88,302	198,409	1,495,042

Net Asset Value Per Share Outstanding	$12.56	$9.71	$7.72	$9.85	$12.40

Cost of investments in securities	$3,066,104	$545,934	$647,859	$2,181,592	$22,142,182
Cost of investments in Affiliates	$271,233	$238,909	$40,125	$10,280	$84,119
Cost of foreign currency held	$0	$536	$251	$1	$11,422
Proceeds received on short sales	$2,182	$0	$2,041	$0	$0
Cost or premiums of financial derivative instruments, net	$(27,683)	$(4,242)	$1,890	$(1,458)	$(59,104)

* Includes repurchase agreements of:	$1,210	$29,377	$3,057	$5,462	$5,764

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$160,748	$542,959	$5,191,383	$142,676	$2,270,152	$18,790	$676,498	$4,004,513	$2,794,337
0	0	152,050	5,184	687	831	38,244	0	6,270

70	88	1,328	0	2,953	0	317	0	11,026
14	9	8,198	0	9,297	0	17	0	0
1	1	13,232	1	1	63	0	17,672	1
1,056	807	3,263	0	3,231	0	3,171	4,013	2,187
0	0	0	0	856	16	0	0	0
6	0	20,433	0	7,611	380	1,156	0	4,418
0	0	0	0	211	0	0	0	0
18,707	120,154	2,894,317	0	15,826	0	35,227	0	21,477
0	3,647	720	50	460	0	0	9,700	560
418	1,882	7,538	2,319	6,912	94	1,685	6,401	14,139
0	0	89	5	1	1	17	0	9
3	3	0	0	0	0	0	0	0
181,023	669,550	8,292,551	150,235	2,318,198	20,175	756,332	4,042,299	2,854,424

$0	$0	$0	$0	$917,316	$0	$0	$0	$592,576
0	0	0	0	60,144	0	5,954	0	0
0	0	203,763	0	2,148	0	0	0	21,546

12	0	0	0	849	0	0	0	7,454
2	1	1,072	0	9,098	0	1,236	0	0
919	0	41,314	0	1,223	1,312	0	39,877	0
0	0	89	5	1	1	17	0	9
0	0	0	0	2,141	0	0	0	0
34,292	220,660	6,050,846	0	82,698	0	70,378	0	0
0	0	19,574	0	7,240	0	130	0	0
0	0	15,110	950	9,830	0	0	12,302	16,580
0	0	0	0	0	0	0	57	0
3	8	34	2	21	0	12	74	38
4	11	51	4	32	1	18	112	56
3	6	48	1	4	0	3	16	7
35,235	220,686	6,331,901	962	1,092,745	1,314	77,748	52,438	638,266

$145,788	$448,864	$1,960,650	$149,273	$1,225,453	$18,861	$678,584	$3,989,861	$2,216,158

$150,415	$436,276	$1,961,211	$122,709	$1,201,214	$20,353	$993,722	$3,988,908	$2,253,973
534	1,704	15,265	3,291	16,269	207	10,109	(62)	17,122
(6,637)	4,254	(36,405)	2,395	(70,158)	(1,851)	(319,748)	265	(76,704)
1,476	6,630	20,579	20,878	78,128	152	(5,499)	750	21,767

$145,788	$448,864	$1,960,650	$149,273	$1,225,453	$18,861	$678,584	$3,989,861	$2,216,158

14,743	44,420	173,779	19,561	129,432	1,938	71,771	398,565	239,408

$9.89	$10.11	$11.28	$7.63	$9.47	$9.73	$9.45	$10.01	$9.26

$159,343	$536,420	$5,168,618	$122,561	$2,181,932	$18,635	$680,040	$4,003,763	$2,681,095
$0	$0	$152,059	$5,181	$687	$831	$38,246	$0	$6,270
$0	$0	$0	$0	$856	$18	$0	$0	$0
$0	$0	$204,025	$0	$2,140	$0	$0	$0	$21,477
$(1)	$(4)	$(3,884)	$0	$1,201	$0	$(2,522)	$0	$127

$37,030	$83,865	$2,277	$458	$2,171	$104	$900	$1,989,700	$1,259

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Consolidated Statements of Assets and Liabilities

September 30, 2016 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:
Investments, at value
Investments in securities*	$484,682	$8,238,553
Investments in Affiliates	267,232	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,403	0
Over the counter	5,419	11,838
Cash	16	5,365
Deposits with counterparty	2,690	270
Foreign currency, at value	2,596	886
Receivable for investments sold	21,257	302
Receivable for Portfolio shares sold	270	0
Interest and/or dividends receivable	2,544	25,884
Dividends receivable from Affiliates	252	0
Total Assets	788,361	8,283,098

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$385	$0
Over the counter	9,697	5,700
Payable for investments purchased	0	149,433
Payable for investments in Affiliates purchased	252	0
Deposits from counterparty	3,961	10,448
Payable for Portfolio shares redeemed	30,576	0
Accrued investment advisory fees	14	0
Accrued supervisory and administrative fees	70	0
Other liabilities	3	0
Total Liabilities	44,958	165,581

Net Assets	$743,403	$8,117,517

Net Assets Consist of:
Paid in capital	$813,755	$8,123,445
Undistributed (overdistributed) net investment income	13,073	(67,580)
Accumulated undistributed net realized gain (loss)	(72,803)	53,234
Net unrealized appreciation (depreciation)	(10,622)	8,418

Net Assets	$743,403	$8,117,517

Shares Issued and Outstanding	96,534	821,125

Net Asset Value Per Share Outstanding	$7.70	$9.89

Cost of investments in securities	$489,165	$8,236,282
Cost of investments in Affiliates	$267,143	$0
Cost of foreign currency held	$2,599	$884
Cost or premiums of financial derivative instruments, net	$501	$0

* Includes repurchase agreements of:	$158,334	$2,698,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO Asset-Backed Securities Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio

Investment Income:
Interest, net of foreign taxes*	$63,237	$20,006	$26,312	$43,729	$489,974
Dividends	0	0	745	1,117	2,881
Dividends from Investments in Affiliates	1,859	700	155	52	254
Total Income	65,096	20,706	27,212	44,898	493,109

Expenses:
Investment advisory fees	310	76	66	200	1,863
Supervisory and administrative fees	466	382	99	300	2,794
Trustee fees	10	3	2	7	68
Interest expense	4	56	307	1,409	12,743
Miscellaneous expense	9	0	9	0	0
Total Expenses	799	517	483	1,916	17,468

Net Investment Income	64,297	20,189	26,729	42,982	475,641

Net Realized Gain (Loss):
Investments in securities	1,890	1,839	3,992	35,643	253,434
Investments in Affiliates	(255)	102	34	(3)	(29)
Exchange-traded or centrally cleared financial derivative instruments	3,513	(9,420)	4,244	(22,078)	(109,433)
Over the counter financial derivative instruments	1,584	25,965	(1,555)	1,791	34,858
Short sales	0	0	(260)	0	0
Foreign currency	0	132	(7)	0	97

Net Realized Gain	6,732	18,618	6,448	15,353	178,927

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	40,818	34,843	55,204	28,226	1,103,324
Investments in Affiliates	528	(31)	(8)	(1)	0
Exchange-traded or centrally cleared financial derivative instruments	(1,950)	(1,587)	714	19,002	95,050
Over the counter financial derivative instruments	8,889	(42,191)	2,677	3,658	16,493
Short sales	0	0	172	0	0
Foreign currency assets and liabilities	0	176	(12)	0	113

Net Change in Unrealized Appreciation (Depreciation)	48,285	(8,790)	58,747	50,885	1,214,980

Net Increase in Net Assets Resulting from Operations	$119,314	$30,017	$91,924	$109,220	$1,869,548

* Foreign tax withholdings	$0	$0	$2	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Statements of Operations (Cont.)

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio

Investment Income:
Interest, net of foreign taxes*	$1,051	$4,290	$31,567	$3,735	$34,346
Dividends from Investments in Affiliates	0	0	193	22	27
Total Income	1,051	4,290	31,760	3,757	34,373

Expenses:
Investment advisory fees	14	44	189	15	124
Supervisory and administrative fees	22	65	284	23	186
Trustee fees	1	2	7	1	4
Interest expense	1	0	312	0	2,915
Miscellaneous expense	0	1	41	0	0
Total Expenses	38	112	833	39	3,229

Net Investment Income	1,013	4,178	30,927	3,718	31,144

Net Realized Gain (Loss):
Investments in securities	634	3,826	53,272	(540)	8,456
Investments in Affiliates	0	0	13	2	8
Exchange-traded or centrally cleared financial derivative instruments	(578)	(134)	(10,255)	0	(5,359)
Over the counter financial derivative instruments	31	(20)	(651)	0	(2,996)
Short sales	0	0	0	0	0
Foreign currency	0	0	105	0	240

Net Realized Gain (Loss)	87	3,672	42,484	(538)	349

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	339	1,291	(1,006)	680	27,732
Investments in Affiliates	0	0	(9)	2	(6)
Exchange-traded or centrally cleared financial derivative instruments	154	(63)	3,613	0	(4,379)
Over the counter financial derivative instruments	52	29	1,464	0	5,211
Short sales	0	0	0	0	0
Foreign currency assets and liabilities	0	0	0	0	(199)

Net Change in Unrealized Appreciation	545	1,257	4,062	682	28,359

Net Increase in Net Assets Resulting from Operations	$1,645	$9,107	$77,473	$3,862	$59,852

* Foreign tax withholdings	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$414	$10,521	$16,979	$30,958
5	360	0	20
419	10,881	16,979	30,978

2	70	442	207
3	104	664	310
0	3	16	8
0	4	0	2,363
0	0	0	0
5	181	1,122	2,888

414	10,700	15,857	28,090

(185)	569	304	3,679
0	85	0	(1)
0	(577)	0	(285)
0	292	0	0
0	0	0	0
0	0	0	0

(185)	369	304	3,393

411	4,431	774	76,440
1	(44)	0	1
0	169	0	(35,942)
0	1,309	0	0
0	0	0	0
(1)	0	0	0

411	5,865	774	40,499

$640	$16,934	$16,935	$71,982

$0	$1	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Consolidated Statements of Operations

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:
Interest	$2,447	$49,948
Dividends	0	0
Dividends from Investments in Affiliates	1,362	0
Total Income	3,809	49,948

Expenses:
Investment advisory fees	80	0
Supervisory and administrative fees	398	0
Trustee fees	3	0
Interest expense	17	377
Miscellaneous expense	0	1
Total Expenses	498	378

Net Investment Income	3,311	49,570

Net Realized Gain (Loss):
Investments in securities	10,149	382,353
Investments in Affiliates	(838)	0
Exchange-traded or centrally cleared financial derivative instruments	(19,788)	0
Over the counter financial derivative instruments	(31,762)	(322,405)
Foreign currency	(8,801)	24,589

Net Realized Gain (Loss)	(51,040)	84,537

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(2,264)	(59,388)
Investments in Affiliates	961	0
Exchange-traded or centrally cleared financial derivative instruments	2,146	0
Over the counter financial derivative instruments	19,726	(4,212)
Foreign currency assets and liabilities	(41)	2,858

Net Change in Unrealized Appreciation (Depreciation)	20,528	(60,742)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,201)	$73,365

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Asset-Backed Securities Portfolio		PIMCO Emerging Markets Portfolio		PIMCO High Yield Portfolio		PIMCO Investment Grade Corporate Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$64,297	$52,356	$20,189	$41,109	$26,729	$43,231	$42,982	$88,105
Net realized gain (loss)	6,732	8,072	18,618	(13,627)	6,448	(9,344)	15,353	4,735
Net change in unrealized appreciation (depreciation)	48,285	(34,933)	(8,790)	16,958	58,747	(30,875)	50,885	(84,494)

Net Increase in Net Assets Resulting from Operations	119,314	25,495	30,017	44,440	91,924	3,012	109,220	8,346

Distributions to Shareholders:
From net investment income	(36,002)	(49,340)	0	(84,075)	(27,000)	(50,431)	(38,003)	(89,002)
From net realized capital gains	0	0	0	0	0	0	0	(40,987)

Total Distributions(a)	(36,002)	(49,340)	0	(84,075)	(27,000)	(50,431)	(38,003)	(129,989)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	910,905	555,006	(75,093)	64,918	34,218	178,858	(163,326)	(221,088)

Total Increase (Decrease) in Net Assets	994,217	531,161	(45,076)	25,283	99,142	131,439	(92,109)	(342,731)

Net Assets:
Beginning of period	2,114,311	1,583,150	763,986	738,703	582,727	451,288	2,045,450	2,388,181
End of period*	$3,108,528	$2,114,311	$718,910	$763,986	$681,869	$582,727	$1,953,341	$2,045,450

* Including undistributed (overdistributed) net investment income of:	$50,292	$21,997	$(51,661)	$(71,850)	$20,146	$20,417	$18,975	$13,996

†	A zero balance may reflect actual amounts rounding to less than one thousand
**	See Note 13 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(c) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Statements of Changes in Net Assets (Cont.)

	PIMCO Long Duration Corporate Bond Portfolio		PIMCO Low Duration Portfolio		PIMCO Moderate Duration Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$475,641	$986,437	$1,013	$3,952	$4,178	$7,604
Net realized gain (loss)	178,927	131,535	87	(1,909)	3,672	2,373
Net change in unrealized appreciation (depreciation)	1,214,980	(1,484,413)	545	(1,020)	1,257	(569)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,869,548	(366,441)	1,645	1,023	9,107	9,408

Distributions to Shareholders:
From net investment income	(400,015)	(980,850)	(800)	(3,589)	(3,501)	(7,509)
From net realized capital gains	0	(496,155)	0	0	0	(322)

Total Distributions(a)	(400,015)	(1,477,005)	(800)	(3,589)	(3,501)	(7,831)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(1,255,968)	(502,806)	2,353	(211,328)	17,410	(90,487)

Total Increase (Decrease) in Net Assets	213,565	(2,346,252)	3,198	(213,894)	23,016	(88,910)

Net Assets:
Beginning of period	18,319,516	20,665,768	142,590	356,484	425,848	514,758
End of period*	$18,533,081	$18,319,516	$145,788	$142,590	$448,864	$425,848

* Including undistributed (overdistributed) net investment income of:	$181,164	$105,538	$534	$321	$1,704	$1,027

†	A zero balance may reflect actual amounts rounding to less than one thousand
**	See Note 13 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(c) in the Notes to Financial Statements for more information.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Mortgage Portfolio		PIMCO Municipal Sector Portfolio		PIMCO Real Return Portfolio		PIMCO Senior Floating Rate Portfolio

Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

$30,927	$61,928	$3,718	$7,589	$31,144	$29,901	$414	$1,441
42,484	52,855	(538)	2,981	349	(37,497)	(185)	(1,544)
4,062	(29,761)	682	(3,895)	28,359	33,885	411	178

77,473	85,022	3,862	6,675	59,852	26,289	640	75

(29,002)	(85,657)	(3,000)	(12,431)	(13,002)	(12,603)	(320)	(1,263)
0	0	0	(6,398)	0	0	0	0

(29,002)	(85,657)	(3,000)	(18,829)	(13,002)	(12,603)	(320)	(1,263)

129,653	(860,223)	(3,699)	177	(48,902)	(287,661)	(4,016)	(24,179)

178,124	(860,858)	(2,837)	(11,977)	(2,052)	(273,975)	(3,696)	(25,367)

1,782,526	2,643,384	152,110	164,087	1,227,505	1,501,480	22,557	47,924
$1,960,650	$1,782,526	$149,273	$152,110	$1,225,453	$1,227,505	$18,861	$22,557

$15,265	$13,340	$3,291	$2,573	$16,269	$(1,873)	$207	$113

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Statements of Changes in Net Assets (Cont.)

	PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government Sector Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,700	$21,800	$15,857	$14,975	$28,090	$60,961
Net realized gain (loss)	369	2,248	304	(3)	3,393	(62,062)
Net change in unrealized appreciation (depreciation)	5,865	(12,078)	774	14	40,499	(75,199)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,934	11,970	16,935	14,986	71,982	(76,300)

Distributions to Shareholders:
From net investment income	(8,001)	(28,791)	(15,893)	(15,010)	(22,001)	(57,481)
From net realized capital gains	0	0	0	(32)	0	0

Total Distributions(a)	(8,001)	(28,791)	(15,893)	(15,042)	(22,001)	(57,481)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(4,492)	(503,773)	(457,110)	(1,109,425)	158,647	(62,391)

Total Increase (Decrease) in Net Assets	4,441	(520,594)	(456,068)	(1,109,481)	208,628	(196,172)

Net Assets:
Beginning of period	674,143	1,194,737	4,445,929	5,555,410	2,007,530	2,203,702
End of period*	$678,584	$674,143	$3,989,861	$4,445,929	$2,216,158	$2,007,530

* Including undistributed (overdistributed) net investment income of:	$10,109	$7,410	$(62)	$(26)	$17,122	$11,033

†	A zero balance may reflect actual amounts rounding to less than one thousand
**	See Note 13 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(c) in the Notes to Financial Statements for more information.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

(Decrease) in Net Assets from:

Operations:
Net investment income	$3,311	$6,376	$49,570	$152,276
Net realized gain (loss)	(51,040)	(65,983)	84,537	(111,596)
Net change in unrealized appreciation (depreciation)	20,528	(17,623)	(60,742)	89,056

Net Increase (Decrease) in Net Assets Resulting from Operations	(27,201)	(77,230)	73,365	129,736

Distributions to Shareholders:
From net investment income	0	(130,277)	(65,911)	(218,389)

Total Distributions(a)	0	(130,277)	(65,911)	(218,389)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	(59,251)	(26,553)	(10,324,724)	(17,927,253)

Total (Decrease) in Net Assets	(86,452)	(234,060)	(10,317,270)	(18,015,906)

Net Assets:
Beginning of period	829,855	1,063,915	18,434,787	36,450,693
End of period*	$743,403	$829,855	$8,117,517	$18,434,787

* Including undistributed (overdistributed) net investment income of:	$13,073	$9,762	$(67,580)	$(51,239)

†	A zero balance may reflect actual amounts rounding to less than one thousand
**	See Note 13 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(c) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Statements of Cash Flows

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Real Return Portfolio	PIMCO U.S. Government Sector Portfolio

Cash Flows Provided by Operating Activities:

Net increase in net assets resulting from operations	$109,220	$1,869,548	$59,852	$71,982

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(1,558,742)	(8,753,514)	(1,360,786)	(213,646)
Proceeds from sales of long-term securities	1,641,858	8,714,146	1,280,312	287,233
(Purchases) Proceeds from sales of short-term portfolio investments, net	(35,168)	63,273	39,711	(7,177)
(Increase) in deposits with counterparty	(1,562)	(723)	(838)	(849)
(Increase) decrease in receivable for investments sold	(77,262)	(501,559)	40,398	(138)
Decrease in interest and/or dividends receivable	541	3,844	1,366	628
(Increase) decrease in dividends receivable from Affiliates	9	(38)	8	(9)
Payments on exchange-traded or centrally cleared financial derivative instruments	(5,535)	(54,695)	(12,549)	(41,214)
Proceeds from (Payments on) over the counter financial derivative instruments	1,967	44,407	(6,002)	0
Decrease in other assets	1	0	64	0
Increase in payable for investments purchased	132,493	1,506,142	19,179	9
Increase (decrease) in deposits from counterparty	6	1,545	4,056	(730)
Increase in accrued investment advisory fees	1	23	1	4
Increase in accrued supervisory and administrative fees	2	34	2	6
Proceeds from short sales transactions, net	0	0	2,140	93
Proceeds from (Payments on) foreign currency transactions	0	210	(48)	0
Increase in other liabilities	5	44	2	5
Net Realized (Gain) Loss
Investments in securities	(35,643)	(253,434)	(8,456)	(3,679)
Investments in Affiliates	3	29	(8)	1
Exchange-traded or centrally cleared financial derivative instruments	22,078	109,433	5,359	285
Over the counter financial derivative instruments	(1,791)	(34,858)	2,996	0
Foreign currency	0	(97)	(240)	0
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(28,226)	(1,103,324)	(27,732)	(76,440)
Investments in Affiliates	1	0	6	(1)
Exchange-traded or centrally cleared financial derivative instruments	(19,002)	(95,050)	4,379	35,942
Over the counter financial derivative instruments	(3,658)	(16,493)	(5,211)	0
Foreign currency assets and liabilities	0	(113)	199	0
Net amortization (accretion) on investments	7,445	13,870	8,725	(1,207)

Net Cash Provided by Operating Activities	149,041	1,512,650	46,885	51,098

Cash Flows (Used for) Financing Activities:
Proceeds from shares sold	546,516	1,397,780	47,690	328,450
Payments on shares redeemed	(725,058)	(3,061,237)	(96,005)	(171,435)
Cash distributions paid*	(6,360)	(204)	(2,509)	(4,379)
Proceeds from reverse repurchase agreements	3,737,318	31,277,605	3,640,968	4,750,580
Payments on reverse repurchase agreements	(3,722,585)	(30,471,316)	(3,677,189)	(4,953,931)
Proceeds from sale-buyback transactions	1,235,663	3,003,234	783,456	880,720
Payments on sale-buyback transactions	(1,230,243)	(3,658,235)	(744,722)	(882,875)

Net Cash (Used for) Financing Activities	(164,749)	(1,512,373)	(48,311)	(52,870)

Net Increase (Decrease) in Cash and Foreign Currency	(15,708)	277	(1,426)	(1,772)

Cash and Foreign Currency:
Beginning of period	15,809	14,495	2,283	1,773
End of period	$101	$14,772	$857	$1

* Reinvestment of distributions	$31,643	$399,811	$10,493	$17,622

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$1,294	$11,277	$2,925	$2,889

†	A zero balance may reflect actual amounts rounding to less than one thousand.

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Asset-Backed Securities Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

CORPORATE BONDS & NOTES 0.4%

BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
1.407% due 03/24/2034	$743	$642
1.717% due 07/03/2033	3,553	2,505

		3,147

INDUSTRIALS 0.3%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,341	1,537
Times Square Hotel Trust
8.528% due 08/01/2026	5,188	6,165
UAL Pass-Through Trust
6.636% due 01/02/2024	1,132	1,207

		8,909

Total Corporate Bonds & Notes (Cost $11,058)		12,056

MUNICIPAL BONDS & NOTES 0.1%

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
1.746% due 04/01/2040	678	675

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,375	3,248

Total Municipal Bonds & Notes (Cost $3,861)		3,923

U.S. GOVERNMENT AGENCIES 14.9%
Fannie Mae
0.585% due 07/25/2037	3,641	3,571
0.655% due 03/25/2036	53	51
0.765% due 08/25/2031 - 05/25/2032	166	161
0.931% due 09/17/2027	3	3
0.975% due 06/25/2021 - 02/25/2033	116	117
1.025% due 01/25/2020 - 03/25/2022	33	34
1.075% due 12/25/2021	5	5
1.120% due 12/25/2021	2	2
1.131% due 11/18/2031	4	4
1.175% due 11/25/2031	64	65
1.225% due 04/25/2022	4	4
1.275% due 05/25/2022	11	11
1.375% due 05/25/2018 - 10/25/2020	15	15
1.425% due 08/25/2023	14	14
1.525% due 12/25/2023 - 04/25/2032	26	26
1.675% due 10/25/2022 - 09/25/2023	13	13
1.689% due 03/01/2044 - 10/01/2044	98	100
1.889% due 11/01/2030 - 10/01/2040	59	60
1.918% due 02/01/2033	215	223
1.940% due 10/01/2026 - 11/01/2040	94	95
2.000% due 12/25/2023	22	22
2.200% due 02/01/2035	15	16
2.225% due 01/01/2035	13	13
2.287% due 09/01/2033	36	37
2.291% due 05/01/2025	4	4
2.315% due 06/01/2033	18	19
2.318% due 12/01/2035	19	20
2.342% due 03/01/2035	30	31
2.370% due 11/01/2034	3	3
2.379% due 10/01/2032	25	27

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.404% due 11/01/2035	$4	$4
2.436% due 02/01/2035	20	21
2.450% due 11/01/2032	79	83
2.467% due 03/01/2035	24	25
2.470% due 10/01/2031	6	6
2.483% due 08/01/2033	81	85
2.486% due 07/01/2035	37	38
2.490% due 10/01/2034	9	10
2.500% due 02/01/2023 - 12/01/2036	843	875
2.507% due 09/01/2030	23	23
2.523% due 10/01/2033	6	6
2.525% due 04/01/2036	6	7
2.589% due 12/01/2036	48	51
2.594% due 09/01/2033	15	16
2.612% due 05/01/2036	10	10
2.630% due 03/01/2030	11	11
2.635% due 08/01/2032	5	5
2.648% due 12/01/2036	45	47
2.650% due 01/01/2033	26	27
2.660% due 11/01/2034	28	29
2.666% due 04/01/2018	1	1
2.687% due 05/01/2034	52	55
2.699% due 12/01/2033	1	1
2.700% due 07/01/2033 - 08/01/2033	35	36
2.724% due 03/01/2033	2	2
2.726% due 04/01/2033	19	20
2.736% due 03/01/2035	15	15
2.739% due 07/01/2033	15	16
2.750% due 04/01/2032	19	20
2.754% due 01/01/2037	18	19
2.825% due 04/01/2034	4	5
2.834% due 04/01/2036	25	26
2.875% due 10/01/2016 - 09/01/2033	41	42
2.876% due 03/01/2032	27	28
2.917% due 06/01/2033	22	23
2.965% due 05/01/2031 - 05/01/2033	62	65
3.000% due 01/01/2022 - 09/01/2033	39,299	41,308
3.125% due 09/01/2033	1	1
3.230% due 08/01/2035	33	35
3.277% due 06/01/2033	82	86
3.500% due 03/01/2040 - 08/01/2046	107,992	114,002
3.557% due 05/01/2036	23	24
3.850% due 11/01/2019	8	8
3.875% due 03/01/2019	2	2
4.000% due 11/25/2033 - 08/01/2046	30,172	32,439
4.250% due 10/01/2027 - 03/25/2033	2	1
5.000% due 06/25/2023 - 11/25/2032	444	501
5.500% due 08/01/2018 - 09/25/2035	1,615	2,002
6.500% due 06/25/2028	36	40
6.770% due 01/18/2029	4	4
7.000% due 02/01/2019 - 07/25/2042	11	12
7.500% due 08/25/2021 - 07/25/2022	28	31
8.500% due 05/01/2017 - 04/01/2032	108	117
15.075% due 08/25/2021	13	15
Fannie Mae, TBA
2.500% due 11/01/2031	20,000	20,680
3.000% due 10/01/2031 - 12/01/2046	60,000	62,268
3.500% due 11/01/2046	8,000	8,433
4.000% due 10/01/2046 - 11/01/2046	87,700	94,156
Freddie Mac
0.774% due 10/15/2032	15	15
0.785% due 08/25/2031	97	95
0.845% due 12/25/2022 (a)	90,924	2,860
0.874% due 12/15/2029	17	17
0.885% due 10/25/2029	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.974% due 12/15/2031	$5	$5
1.074% due 04/15/2022 - 08/15/2031	18	19
1.174% due 03/15/2020	4	4
1.224% due 06/15/2022	7	7
1.390% due 09/25/2023	301	305
1.400% due 10/15/2022	7	7
1.440% due 05/15/2023	19	19
1.474% due 02/15/2021	4	5
1.624% due 05/15/2023	6	6
1.689% due 10/25/2044 - 02/25/2045	3,903	3,987
1.867% due 07/25/2044	873	899
2.457% due 10/01/2034	31	33
2.504% due 10/01/2033	4	4
2.535% due 09/01/2035	16	17
2.552% due 01/01/2035	29	31
2.570% due 02/01/2035	30	32
2.573% due 02/01/2035	31	32
2.583% due 11/01/2034	53	56
2.584% due 12/01/2033	74	78
2.589% due 02/01/2035	10	11
2.612% due 01/01/2035	20	21
2.615% due 11/01/2023	4	4
2.618% due 02/01/2022	4	4
2.623% due 11/01/2034	48	51
2.625% due 03/01/2028	5	5
2.651% due 11/01/2027	57	57
2.679% due 09/01/2028	18	18
2.691% due 01/01/2035	10	11
2.708% due 09/01/2033	62	65
2.745% due 02/01/2026	4	4
2.751% due 04/01/2032	89	92
2.781% due 01/01/2032	4	5
2.814% due 03/01/2030	14	15
2.826% due 04/01/2034	28	30
2.830% due 08/01/2030	15	15
2.848% due 04/01/2033	3	3
2.851% due 03/01/2032	60	62
2.854% due 02/01/2036	25	27
2.860% due 04/01/2036	18	19
2.875% due 08/01/2032	4	4
2.928% due 03/01/2034	34	36
2.932% due 02/01/2035	46	48
2.934% due 08/01/2023	13	14
3.003% due 09/01/2035	17	18
3.097% due 04/01/2035	154	157
3.100% due 03/01/2033	5	5
3.117% due 07/01/2037	46	48
4.000% due 10/15/2033	82	88
4.333% due 05/01/2026	10	11
4.500% due 05/15/2018 - 09/15/2018	118	119
5.000% due 02/15/2036	478	523
5.500% due 05/15/2036	37	42
5.832% due 08/01/2031	62	65
6.500% due 03/15/2021 - 07/25/2043	584	696
7.000% due 06/15/2029	23	25
7.500% due 02/15/2023 - 01/15/2031	11	12
8.000% due 03/15/2023	19	21
9.250% due 11/15/2019	1	1
9.500% due 04/15/2020	2	2
Freddie Mac, TBA
3.000% due 11/01/2046	61,000	63,261
Ginnie Mae
0.932% due 02/20/2029	1	1
0.944% due 02/20/2061	527	525
1.244% due 09/20/2063	4,206	4,240
1.875% due 07/20/2029 - 09/20/2033	77	81
2.000% due 01/20/2023 - 10/20/2033	208	215
2.125% due 04/20/2017 - 05/20/2032	104	107
2.500% due 01/20/2034	29	29
3.000% due 04/20/2018 - 04/20/2019	5	6

Total U.S. Government Agencies (Cost $460,813)		462,137

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
1.500% due 08/31/2018 (f)(h)	$12,100	$12,265
2.125% due 08/15/2021	38,000	39,691

Total U.S. Treasury Obligations (Cost $51,763)		51,956

NON-AGENCY MORTGAGE-BACKED SECURITIES 36.5%
Adjustable Rate Mortgage Trust
0.795% due 11/25/2035	1,439	1,340
1.085% due 11/25/2035	2,339	2,147
2.901% due 04/25/2035	356	355
American Home Mortgage Investment Trust
2.870% due 09/25/2035	4,649	4,608
3.229% due 06/25/2045	5,169	5,065
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	4,842	3,704
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	1,079	1,078
Banc of America Funding Trust
0.722% due 10/20/2036	8,400	7,097
2.354% due 01/26/2037	21	21
2.856% due 09/20/2046	2,535	2,115
3.002% due 01/20/2047 ^	23	20
5.029% due 10/20/2046 ^	818	652
Banc of America Mortgage Trust
2.746% due 12/25/2033	143	140
2.919% due 11/25/2033	36	36
3.039% due 10/25/2035 ^	1,094	980
3.122% due 05/25/2033	123	123
3.123% due 07/25/2033	167	161
3.260% due 02/25/2033	83	82
3.380% due 06/25/2034	636	630
3.410% due 06/25/2035	1,197	1,162
BB-UBS Trust
2.892% due 06/05/2030	27,000	27,297
BCAP LLC Trust
2.947% due 06/26/2035	3,421	3,399
BCRR Trust
5.858% due 07/17/2040	17,236	17,380
5.988% due 08/17/2045	6,790	6,814
Bear Stearns Adjustable Rate Mortgage Trust
2.751% due 11/25/2030	57	54
2.801% due 02/25/2036 ^	343	319
2.927% due 02/25/2033	9	9
2.951% due 01/25/2034	86	88
2.968% due 04/25/2034	127	125
2.973% due 05/25/2034	106	98
3.007% due 05/25/2033	293	275
3.035% due 11/25/2034	523	512
3.165% due 05/25/2047 ^	1,168	1,061
3.170% due 08/25/2035	2,833	2,706
3.186% due 10/25/2034	144	135
3.246% due 02/25/2035	3,411	3,285
3.290% due 10/25/2034	18	18
3.312% due 07/25/2034	1	1
Bear Stearns ALT-A Trust
2.744% due 12/25/2033	751	753
2.801% due 01/25/2036 ^	897	743
2.811% due 04/25/2035	141	136
2.880% due 07/25/2035	31,035	27,225
2.893% due 02/25/2036 ^	5,985	4,388
2.950% due 08/25/2036 ^	2,156	1,610
2.984% due 11/25/2035 ^	2,531	1,874
3.106% due 08/25/2036 ^	2,144	1,584
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	6,986	7,043
5.331% due 02/11/2044	6,794	6,845
Bear Stearns Mortgage Securities, Inc.
3.003% due 06/25/2030	20	20
Bear Stearns Structured Products, Inc. Trust
2.966% due 01/26/2036	1,637	1,312
3.279% due 12/26/2046	8,221	6,227
Bella Vista Mortgage Trust
0.782% due 05/20/2045	5,343	3,912
0.895% due 02/25/2035	10,206	7,544

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CBA Commercial Small Balance Commercial Mortgage
0.805% due 12/25/2036	$135	$126
Charlotte Gateway Village LLC
6.410% due 12/01/2016	64	64
Chase Mortgage Finance Trust
2.677% due 12/25/2035 ^	2,819	2,616
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.045% due 01/25/2035	783	665
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	21,462	22,402
5.900% due 12/10/2049	19,247	19,603
Citigroup Global Markets Mortgage Securities, Inc.
1.025% due 05/25/2032	47	46
3.219% due 09/25/2033	6	6
8.500% due 05/25/2032	176	181
Citigroup Mortgage Loan Trust, Inc.
0.855% due 12/25/2034	452	398
1.324% due 08/25/2035 ^	400	309
2.410% due 09/25/2035	2,840	2,756
2.740% due 11/25/2035	4,043	3,867
2.930% due 10/25/2035	78	77
3.040% due 05/25/2035	51	51
3.043% due 08/25/2035	888	875
Commercial Mortgage Loan Trust
6.296% due 12/10/2049	3,253	3,348
Commercial Mortgage Trust
6.007% due 12/10/2049	3,220	3,295
Community Program Loan Trust
4.500% due 04/01/2029	176	175
Core Industrial Trust
3.040% due 02/10/2034	10,500	11,069
3.292% due 02/10/2037	5,000	5,291
Countrywide Alternative Loan Trust
0.685% due 07/25/2036	7,213	6,124
0.712% due 02/20/2047 ^	3,349	2,268
0.715% due 09/25/2046 ^	853	660
0.725% due 06/25/2037	1,159	997
0.727% due 12/20/2046 ^	16,148	11,869
0.732% due 07/20/2046 ^	1,402	702
0.742% due 03/20/2046	579	433
0.775% due 05/25/2035	223	161
0.775% due 06/25/2035	3,862	3,430
0.795% due 02/25/2036	214	170
0.805% due 12/25/2035	812	716
0.814% due 11/25/2035	7,910	5,966
0.835% due 10/25/2035	3,604	2,804
0.852% due 11/20/2035	509	424
0.855% due 10/25/2035	6,425	4,814
1.025% due 05/25/2035 ^	533	437
1.165% due 07/25/2035	12,340	11,853
1.294% due 11/25/2035	3,773	3,196
1.347% due 03/25/2047 ^	7,233	5,706
1.507% due 02/25/2036	1,399	1,241
1.757% due 11/25/2047 ^	13,532	9,545
1.824% due 08/25/2035	8,007	7,075
1.887% due 11/25/2047 ^	24,680	17,604
5.500% due 11/25/2035 ^	2,270	1,936
5.500% due 03/25/2036 ^	147	110
5.750% due 03/25/2037 ^	681	595
6.250% due 12/25/2033	94	96
6.500% due 11/25/2031	136	143
Countrywide Home Loan Mortgage Pass-Through Trust
0.815% due 04/25/2035	54	47
1.125% due 03/25/2035	37	33
1.165% due 03/25/2035	3,756	3,073
1.205% due 02/25/2035	142	126
1.225% due 02/25/2035	1,012	886
1.305% due 02/25/2035	203	164
1.445% due 09/25/2034	255	174
2.298% due 06/19/2031	3	2
2.431% due 04/25/2035 ^	188	35
2.602% due 02/20/2036 ^	307	273
2.852% due 02/20/2035	793	796
2.877% due 02/19/2034	39	37
2.886% due 02/25/2034	129	128
2.930% due 02/19/2034	26	26
3.011% due 07/19/2033	111	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.084% due 05/19/2033	$16	$15
3.129% due 08/25/2034 ^	2,078	1,792
3.175% due 08/25/2034	189	170
3.309% due 02/20/2036 ^	332	292
6.000% due 11/25/2037	281	254
Credit Suisse Commercial Mortgage Trust
3.304% due 09/15/2037	10,000	10,469
6.267% due 02/15/2041	12,800	13,172
Credit Suisse First Boston Mortgage Securities Corp.
1.090% due 03/25/2032	144	134
1.675% due 09/25/2034 ^	2,361	2,041
2.561% due 06/25/2033	642	629
2.678% due 07/25/2033	31	31
2.756% due 12/25/2033	588	573
3.011% due 12/25/2032 ^	60	49
3.056% due 10/25/2033	236	235
5.500% due 11/25/2035	346	323
5.750% due 04/25/2033	21	22
6.250% due 07/25/2035	618	654
7.000% due 02/25/2033	30	31
Credit Suisse Mortgage Capital Certificates
3.182% due 08/27/2037	13	13
5.342% due 12/16/2043	5,000	5,015
5.509% due 04/15/2047	1,910	1,909
5.692% due 04/16/2049	2,475	2,484
5.695% due 04/16/2049	4,400	4,436
5.750% due 12/26/2035	682	629
DBRR Trust
5.888% due 06/17/2049	2,050	2,073
Downey Savings & Loan Association Mortgage Loan Trust
1.429% due 04/19/2047	1,000	867
First Horizon Alternative Mortgage Securities Trust
2.697% due 06/25/2034	3,091	3,026
2.779% due 09/25/2034	3,413	3,330
2.845% due 03/25/2035	322	254
First Horizon Mortgage Pass-Through Trust
2.708% due 02/25/2035	170	170
First Republic Bank Mortgage Pass-Through Certificates
1.005% due 06/25/2030	37	36
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	26,915	27,160
GMAC Mortgage Corp. Loan Trust
3.599% due 05/25/2035	40	38
GreenPoint Mortgage Funding Trust
0.735% due 04/25/2036	363	307
0.795% due 07/25/2035	1,542	1,502
0.985% due 06/25/2045	24,733	21,754
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	8,701	8,714
GS Mortgage Securities Corp. Trust
3.551% due 04/10/2034	7,490	8,104
GS Mortgage Securities Trust
5.988% due 08/10/2045	33,096	33,636
GSMPS Mortgage Loan Trust
0.875% due 09/25/2035	33,843	29,417
0.875% due 01/25/2036	41,527	35,028
7.000% due 06/25/2043	856	908
8.000% due 09/19/2027	364	363
GSR Mortgage Loan Trust
0.715% due 08/25/2046	2,145	2,111
0.875% due 01/25/2034	24	21
2.952% due 01/25/2036 ^	458	429
3.007% due 09/25/2035	428	438
3.068% due 04/25/2035	1,550	1,518
3.078% due 04/25/2035	1,453	1,451
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.711% due 07/19/2046 ^	3,877	2,249
0.721% due 02/19/2046	572	439
0.751% due 05/19/2035	375	314
0.771% due 06/19/2035	5,911	5,279
0.771% due 03/19/2036	485	357
1.231% due 01/19/2035	52	42
2.512% due 11/19/2034	25	24
2.543% due 06/19/2045 ^	369	228

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.232% due 12/19/2035 ^	$27	$23
3.422% due 08/19/2034	233	225
Hilton USA Trust
2.423% due 11/05/2030	13,528	13,529
HSI Asset Securitization Corp. Trust
1.165% due 07/25/2035	15	15
Hudson’s Bay Simon JV Trust
3.914% due 08/05/2034	12,661	13,410
Impac CMB Trust
1.424% due 10/25/2033	197	189
Impac Secured Assets Trust
0.875% due 05/25/2036	132	119
0.955% due 08/25/2036	435	414
1.465% due 11/25/2034	30	30
IndyMac Adjustable Rate Mortgage Trust
2.130% due 01/25/2032	15	15
IndyMac Mortgage Loan Trust
0.645% due 07/25/2036	34,262	28,701
0.715% due 09/25/2046	905	753
0.765% due 04/25/2035	259	226
0.805% due 03/25/2035	168	148
0.825% due 06/25/2037 ^	188	100
1.165% due 02/25/2035	2,337	2,189
1.165% due 07/25/2045	85	71
1.325% due 11/25/2034	6,249	5,305
1.745% due 09/25/2034	184	161
2.935% due 06/25/2036	2,120	2,065
3.061% due 02/25/2036	9,744	8,425
3.253% due 06/25/2036	3,403	2,400
JPMorgan Alternative Loan Trust
1.024% due 06/27/2037	4,806	3,765
2.910% due 10/25/2036	7,541	5,383
JPMorgan Chase Commercial Mortgage Securities Corp.
2.713% due 08/15/2049	11,200	11,510
JPMorgan Chase Commercial Mortgage Securities Trust
1.444% due 06/15/2029	5,097	5,073
5.336% due 05/15/2047	10,049	10,051
5.431% due 06/12/2047	8,688	8,739
5.440% due 06/12/2047	14,789	14,865
5.794% due 02/12/2051	7,693	7,895
5.881% due 02/12/2049	31,416	31,897
JPMorgan Mortgage Trust
2.799% due 07/25/2035	8,778	8,692
2.989% due 10/25/2035 ^	106	87
3.027% due 06/25/2035	233	217
3.051% due 04/25/2035	121	121
3.197% due 10/25/2035	307	287
5.000% due 07/25/2036	974	919
JPMorgan Resecuritization Trust
2.575% due 07/27/2037	29	29
3.299% due 04/20/2036	31	32
6.000% due 02/27/2037	190	191
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	1	1
LB Commercial Mortgage Trust
6.069% due 07/15/2044	10,635	10,856
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	2,092	2,102
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	526	437
Lehman XS Trust
0.755% due 04/25/2046 ^	1,934	1,755
MASTR Adjustable Rate Mortgages Trust
0.855% due 12/25/2034	1,297	1,104
2.940% due 12/25/2033	124	119
3.249% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	108	109
5.500% due 09/25/2033	225	224
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.224% due 11/15/2031	154	145
Merrill Lynch Mortgage Investors Trust
1.145% due 08/25/2028	20	19
1.165% due 10/25/2028	217	213
1.265% due 03/25/2028	35	33

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.410% due 01/25/2029	$25	$25
2.661% due 04/25/2035	50	48
2.975% due 11/25/2035	15,824	15,573
3.087% due 08/25/2033	268	46
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	17,218	17,303
5.810% due 06/12/2050	8,616	8,761
Morgan Stanley Capital Trust
5.569% due 12/15/2044	7,814	8,009
5.665% due 04/15/2049	5,413	5,498
5.692% due 04/15/2049	11,305	11,430
5.809% due 12/12/2049	7,972	8,199
Morgan Stanley Mortgage Loan Trust
0.785% due 03/25/2036	4,099	3,217
0.795% due 09/25/2035	2,368	2,352
2.961% due 10/25/2034	107	107
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	8,180	8,269
5.988% due 08/15/2045	2,568	2,597
Motel 6 Trust
4.532% due 02/05/2030	5,000	5,027
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	784	729
RBS Acceptance, Inc.
3.508% due 06/25/2024	12	12
Residential Accredit Loans, Inc. Trust
0.715% due 04/25/2046	1,596	1,300
0.725% due 10/25/2046	35,247	29,356
0.735% due 06/25/2037	399	301
0.735% due 04/25/2046	122	56
3.626% due 09/25/2034	15	15
6.500% due 10/25/2036 ^	4,711	4,061
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	7	7
Residential Asset Securitization Trust
0.875% due 10/25/2018	32	32
0.975% due 02/25/2034	64	59
0.975% due 04/25/2035	1,081	814
6.250% due 08/25/2036	3,922	3,540
6.500% due 04/25/2037 ^	5,351	3,283
Residential Funding Mortgage Securities, Inc. Trust
0.925% due 07/25/2018	28	28
3.266% due 06/25/2035	1,790	1,709
3.913% due 02/25/2036 ^	135	124
6.500% due 03/25/2032	1	1
RiverView HECM Trust
1.180% due 05/25/2047	29,950	25,673
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	1,256	1,268
SACO, Inc.
7.000% due 08/25/2036	11	11
Sequoia Mortgage Trust
0.992% due 02/20/2035	196	192
1.152% due 11/20/2034	73	69
1.231% due 10/19/2026	85	83
1.292% due 10/20/2027	21	20
1.332% due 10/20/2027	49	48
1.421% due 05/20/2034	742	715
1.603% due 02/20/2034	339	320
1.892% due 10/20/2027	425	415
2.219% due 06/20/2034	165	160
2.321% due 08/20/2034	175	176
2.550% due 09/20/2032	48	46
2.773% due 01/20/2047 ^	1,354	1,104
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	3,105
Structured Adjustable Rate Mortgage Loan Trust
0.865% due 08/25/2035	772	749
1.260% due 06/25/2034	670	601
1.889% due 01/25/2035	1,046	819
1.923% due 05/25/2035	1,282	894
2.907% due 02/25/2036 ^	2,534	2,457
2.993% due 04/25/2034	152	150
3.052% due 02/25/2034	169	165
Structured Asset Mortgage Investments Trust
0.805% due 02/25/2036 ^	431	357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.835% due 12/25/2035 ^	$3,655	$2,579
1.131% due 07/19/2034	1,387	1,188
1.231% due 03/19/2034	421	397
1.371% due 10/19/2033	115	105
Structured Asset Mortgage Investments, Inc.
1.558% due 05/02/2030	79	47
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,666	1,467
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.242% due 02/25/2032	19	18
2.718% due 10/25/2031	23	23
2.981% due 06/25/2033	267	263
3.046% due 06/25/2032	6	5
3.314% due 07/25/2032	10	10
Travelers Mortgage Services, Inc.
2.348% due 09/25/2018	10	10
Wachovia Bank Commercial Mortgage Trust
0.833% due 10/15/2041 (a)	3,704	1
5.888% due 06/15/2049	4,060	4,127
Wachovia Mortgage Loan Trust LLC
2.933% due 10/20/2035	777	695
Waldorf Astoria Boca Raton Trust
2.558% due 06/15/2029	8,400	8,401
WaMu Mortgage Pass-Through Certificates Trust
0.785% due 11/25/2045	5,688	5,347
0.795% due 12/25/2045	7,081	6,754
0.815% due 07/25/2045	536	513
0.895% due 05/25/2034	39,146	33,409
0.915% due 10/25/2044	976	948
0.945% due 06/25/2044	4,572	4,271
1.025% due 07/25/2044	61	56
1.265% due 11/25/2034	365	329
1.347% due 11/25/2046	35,296	28,013
1.507% due 02/25/2046	2,064	1,905
1.507% due 08/25/2046	21,579	18,586
1.557% due 11/25/2041	6	6
1.864% due 08/25/2042	442	424
1.907% due 06/25/2042	412	398
2.098% due 12/19/2039	305	291
2.193% due 08/25/2046	3,579	3,306
2.482% due 03/25/2033	269	269
2.695% due 08/25/2033	27	26
2.779% due 01/25/2033	2,625	2,508
2.780% due 06/25/2034	136	137
Washington Mutual Mortgage Loan Trust
1.685% due 05/25/2041	20	20
Washington Mutual Mortgage Pass-Through Certificates Trust
1.023% due 01/25/2018	2	2
1.175% due 10/25/2035	1,227	993
1.337% due 11/25/2046	21,261	15,540
2.552% due 11/25/2030	39	39
2.645% due 02/25/2033	22	21
2.673% due 12/25/2032	373	371
5.750% due 03/25/2033	182	187
Wells Fargo Mortgage Loan Trust
2.669% due 09/27/2036	4,397	3,838
Wells Fargo Mortgage-Backed Securities Trust
1.025% due 07/25/2037 ^	521	443
2.748% due 11/25/2033	90	91
2.844% due 03/25/2036	191	184
2.894% due 03/25/2036	5,513	5,422
3.027% due 03/25/2036 ^	3,144	3,091
3.037% due 05/25/2035	205	202
3.080% due 07/25/2036 ^	548	540
5.249% due 12/25/2036	238	223
6.000% due 08/25/2037 ^	562	556

Total Non-Agency Mortgage-Backed Securities (Cost $1,116,362)		1,132,936

ASSET-BACKED SECURITIES 45.8%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,298	1,007
Accredited Mortgage Loan Trust
0.655% due 02/25/2037	10,055	9,748
1.604% due 04/25/2035	1,570	1,376

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	47

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ACE Securities Corp. Home Equity Loan Trust
1.575% due 12/25/2033	$576	$555
1.575% due 07/25/2034	227	212
AFC Home Equity Loan Trust
1.125% due 06/25/2028	528	483
1.195% due 04/25/2028	61	60
Ally Auto Receivables Trust
1.250% due 04/15/2019	2,112	2,115
1.280% due 06/17/2019	5,187	5,195
American Express Credit Account Master Trust
1.260% due 01/15/2020	4,345	4,354
1.490% due 04/15/2020	10,490	10,535
American Home Mortgage Investment Trust
0.884% due 08/25/2035	11	7
AmeriCredit Automobile Receivables Trust
1.070% due 01/08/2019	2,322	2,322
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.964% due 08/25/2034	4,181	4,189
1.105% due 10/25/2035	14,780	11,468
1.440% due 01/25/2035	793	682
1.575% due 11/25/2034	7,985	7,148
1.635% due 03/25/2035	6,305	5,176
1.874% due 02/25/2033	1,221	1,170
Amortizing Residential Collateral Trust
1.105% due 07/25/2032	20	19
1.225% due 08/25/2032	12	11
1.525% due 10/25/2034	5,541	5,356
Amresco Residential Securities Corp. Mortgage Loan Trust
1.020% due 06/25/2028	41	40
1.080% due 09/25/2027	39	39
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.865% due 11/25/2035	1,074	1,053
1.015% due 10/25/2035	1,000	851
1.574% due 10/25/2033	753	715
1.575% due 11/25/2034	3,357	3,303
3.104% due 01/25/2034	2,835	2,781
Asset-Backed Funding Certificates Trust
1.205% due 04/25/2033	786	762
1.545% due 03/25/2032	714	691
Asset-Backed Securities Corp. Home Equity Loan Trust
1.044% due 06/15/2031	113	111
1.470% due 09/25/2034	562	531
1.874% due 04/15/2033	64	63
Atrium CDO Corp.
1.799% due 07/16/2025	2,480	2,468
B2R Mortgage Trust
2.567% due 06/15/2049	17,338	17,436
Bear Stearns Asset-Backed Securities Trust
0.675% due 07/25/2036	9,598	9,034
0.685% due 08/25/2036	1,181	1,075
0.907% due 09/25/2034	135	124
0.925% due 03/25/2035	1,160	1,155
0.925% due 02/25/2036	2,905	2,810
0.945% due 07/25/2036	2,177	2,160
1.015% due 06/25/2036	322	317
1.185% due 10/25/2032	44	43
1.225% due 11/25/2035 ^	2,134	1,881
1.325% due 10/27/2032	24	22
1.425% due 12/25/2033	499	474
1.485% due 04/25/2035	2,710	2,569
1.525% due 10/25/2037	5,397	3,082
1.525% due 11/25/2042	171	160
1.705% due 06/25/2043	850	819
1.725% due 10/25/2032	141	139
1.725% due 10/25/2034	5,766	5,806
1.775% due 08/25/2037	8,202	7,637
2.025% due 11/25/2042	105	99
2.175% due 11/25/2042	1,460	1,387
3.024% due 07/25/2036	779	511
5.500% due 01/25/2034	51	52
5.500% due 06/25/2034	709	713
5.500% due 12/25/2035	160	137
5.750% due 10/25/2033	540	557

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Second Lien Trust
1.725% due 12/25/2036	$5,000	$4,782
Carlyle Global Market Strategies CLO Ltd.
2.107% due 07/27/2026	16,900	16,897
Carlyle High Yield Partners Ltd.
1.085% due 08/01/2021	3,496	3,472
CDC Mortgage Capital Trust
1.145% due 01/25/2033	24	23
1.575% due 01/25/2033	481	456
Centex Home Equity Loan Trust
1.215% due 09/25/2034	156	127
1.244% due 06/25/2034	655	568
5.660% due 09/25/2034	666	642
Chase Funding Trust
1.105% due 11/25/2034	2	2
4.537% due 09/25/2032	5	5
Chase Issuance Trust
0.774% due 11/15/2018	25,000	25,005
1.260% due 07/15/2019	18,681	18,723
1.380% due 11/15/2019	9,829	9,867
1.590% due 02/18/2020	7,950	8,000
CIFC Funding Ltd.
1.920% due 08/14/2024	13,276	13,262
2.185% due 12/05/2024	17,500	17,522
CIT Group Home Equity Loan Trust
1.500% due 12/25/2031	263	251
Citibank Credit Card Issuance Trust
0.805% due 05/26/2020	17,900	17,935
1.230% due 04/24/2019	9,200	9,216
5.650% due 09/20/2019	21,125	22,058
Citigroup Mortgage Loan Trust, Inc.
0.605% due 01/25/2037	247	167
1.470% due 08/25/2035	3,738	3,489
5.550% due 08/25/2035	493	464
5.629% due 08/25/2035	2,741	2,513
Conseco Finance Home Equity Loan Trust
1.224% due 08/15/2033	108	107
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,381	862
Conseco Financial Corp.
6.220% due 03/01/2030	1,098	1,161
6.240% due 12/01/2028	50	53
6.760% due 03/01/2030	95	101
6.810% due 12/01/2028	957	1,011
6.870% due 04/01/2030	16	17
7.140% due 03/15/2028	55	57
7.140% due 01/15/2029	8	8
7.550% due 01/15/2029	54	54
7.620% due 06/15/2028	7	7
Countrywide Asset-Backed Certificates
0.665% due 02/25/2037	674	666
0.674% due 01/25/2037	40,053	37,890
0.695% due 06/25/2037	11,477	11,131
0.715% due 11/25/2037	1,471	1,340
0.765% due 12/25/2031 ^	1,228	944
0.795% due 09/25/2036	5,069	4,772
0.894% due 04/25/2036	576	506
1.125% due 11/25/2033	12	12
1.145% due 09/25/2033	2,542	2,418
1.205% due 06/25/2033	11	10
1.225% due 11/25/2035	1,786	1,758
1.325% due 03/25/2033	904	839
1.395% due 04/25/2034	1,457	1,386
1.425% due 05/25/2032	183	168
1.500% due 06/25/2035	315	311
1.525% due 09/25/2032	188	178
1.575% due 08/25/2035	2,573	2,370
5.125% due 12/25/2034	3,873	3,811
5.398% due 01/25/2034	54	54
Countrywide Asset-Backed Certificates Trust
0.674% due 09/25/2046	39,081	37,602
0.985% due 09/25/2034	21	21
1.004% due 05/25/2036	45,400	35,444
1.014% due 02/25/2036	10,825	10,518
1.054% due 02/25/2036	4,696	4,185
1.265% due 12/25/2034	36	34
1.305% due 11/25/2034	1,244	1,217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 10/25/2034	$2,086	$1,981
4.664% due 05/25/2036 ^	352	392
Countrywide Home Equity Loan Trust
0.714% due 04/15/2032	8,700	7,276
CPS Auto Receivables Trust
1.620% due 01/15/2020	23,213	23,242
Credit Suisse First Boston Mortgage Securities Corp.
0.885% due 05/25/2044	23	23
1.145% due 01/25/2032	14	12
Credit-Based Asset Servicing and Securitization LLC
1.185% due 04/25/2036	47	47
4.012% due 12/25/2035	355	352
4.881% due 05/25/2035	459	464
Dell Equipment Finance Trust
1.430% due 09/24/2018	27,500	27,561
Dryden Senior Loan Fund
1.850% due 01/15/2022	24,969	24,973
EFS Volunteer LLC
1.405% due 07/26/2027	590	590
EMC Mortgage Loan Trust
0.974% due 12/25/2042	660	638
1.275% due 08/25/2040	385	360
Encore Credit Receivables Trust
1.455% due 11/25/2035	10,000	7,154
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	399	403
Equity One Mortgage Pass-Through Trust
0.864% due 07/25/2034	4	4
1.025% due 07/25/2034	67	53
1.125% due 04/25/2034	1,189	1,026
First Franklin Mortgage Loan Trust
0.635% due 12/25/2037	1,335	832
1.005% due 12/25/2035	5,212	5,056
1.145% due 11/25/2031	81	75
First NLC Trust
0.665% due 08/25/2037	42,299	24,449
0.805% due 08/25/2037	2,310	1,370
Flatiron CLO Ltd.
2.079% due 01/17/2026	5,000	4,992
Ford Credit Auto Owner Trust
0.630% due 05/15/2017	7,906	7,906
0.834% due 03/15/2019	18,000	18,023
1.080% due 03/15/2019	40,000	39,999
1.160% due 11/15/2019	12,300	12,319
Gallatin CLO Ltd.
1.950% due 07/15/2023	11,419	11,419
GCAT LLC
4.500% due 03/25/2021	8,325	8,379
GMAC Mortgage Corp. Home Equity Loan Trust
1.274% due 02/25/2031	31	31
GoldenTree Loan Opportunities Ltd.
1.865% due 04/25/2025	6,025	6,010
GSAMP Trust
0.824% due 10/25/2036 ^	5,820	780
0.875% due 01/25/2045	45	45
1.260% due 09/25/2035 ^	32,453	29,326
1.349% due 03/25/2034	1,290	1,226
1.500% due 08/25/2033	11	10
Home Equity Asset Trust
0.905% due 01/25/2036	2,597	2,600
1.125% due 11/25/2032	1	1
1.320% due 07/25/2034	479	456
1.440% due 03/25/2035	6,691	5,941
1.445% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^	85	64
5.821% due 04/25/2035	156	159
HSI Asset Loan Obligation Trust
0.584% due 12/25/2036	14	6
HSI Asset Securitization Corp. Trust
0.885% due 12/25/2035	6,910	6,058
IMC Home Equity Loan Trust
7.310% due 11/20/2028	28	28

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.685% due 07/25/2037	$132	$84
0.725% due 03/25/2036	12,968	11,940
0.775% due 03/25/2036	1,821	1,796
0.975% due 08/25/2035	48	48
2.549% due 07/25/2034	725	690
Inwood Park CDO Ltd.
1.006% due 01/20/2021	19,227	19,214
Irwin Home Equity Loan Trust
1.875% due 02/25/2029	45	44
IXIS Real Estate Capital Trust
0.625% due 01/25/2037	15,699	7,676
0.755% due 01/25/2037	57,349	29,335
JPMorgan Mortgage Acquisition Trust
0.604% due 08/25/2036	2	1
0.635% due 08/25/2036	1,633	1,076
0.674% due 07/25/2036	3,861	3,735
KKR CLO Trust
1.740% due 12/15/2024	40,000	40,159
KVK CLO Ltd.
2.050% due 07/15/2023	2,603	2,606
L.A. Arena Funding LLC
7.656% due 12/15/2026	1,264	1,360
Lehman XS Trust
0.675% due 04/25/2037 ^	67	52
Long Beach Mortgage Loan Trust
0.675% due 05/25/2036	25,694	14,240
0.855% due 01/25/2046	47	46
1.230% due 08/25/2035	1,217	1,211
1.380% due 07/25/2034	274	264
1.575% due 10/25/2034	100	87
1.950% due 03/25/2032	201	195
Massachusetts Educational Financing Authority
1.665% due 04/25/2038	866	856
MASTR Asset-Backed Securities Trust
0.655% due 08/25/2036	19,748	11,363
0.675% due 05/25/2037	68	67
1.275% due 12/25/2034 ^	2,357	2,282
1.350% due 10/25/2034	1,234	1,188
MASTR Specialized Loan Trust
1.375% due 05/25/2037	630	204
Merrill Lynch First Franklin Mortgage Loan Trust
2.025% due 10/25/2037	429	387
Merrill Lynch Mortgage Investors Trust
0.585% due 10/25/2037 ^	330	92
0.605% due 09/25/2037	104	42
0.615% due 06/25/2037	900	386
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,365	2,586
Morgan Stanley ABS Capital, Inc. Trust
0.585% due 05/25/2037	232	153
0.625% due 11/25/2036	12,640	7,881
0.655% due 01/25/2037	76,536	41,373
0.675% due 06/25/2036	4,188	3,714
0.845% due 11/25/2035	991	993
0.865% due 03/25/2037	11,766	6,435
0.985% due 06/25/2034	11	11
1.725% due 06/25/2033	472	461
2.525% due 07/25/2037 ^	402	81
2.925% due 08/25/2034	433	422
Morgan Stanley Dean Witter Capital, Inc. Trust
1.875% due 02/25/2033	130	125
3.000% due 01/25/2032	433	377
Morgan Stanley Mortgage Loan Trust
0.845% due 11/25/2036	1,829	981
Mountain View CLO Ltd.
1.827% due 04/12/2024	8,000	7,966
Mountain View Funding CLO Ltd.
0.940% due 04/15/2019	50	50
National Collegiate Student Loan Trust
0.835% due 11/27/2028	2,623	2,600
Navient Student Loan Trust
1.125% due 06/25/2065	21,490	21,524
1.375% due 06/25/2065	8,400	8,446

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Century Home Equity Loan Trust
0.705% due 05/25/2036	$414	$330
2.162% due 06/20/2031	158	158
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.145% due 01/25/2036	706	673
North Carolina State Education Assistance Authority
1.515% due 07/25/2036	4,400	4,279
NovaStar Mortgage Funding Trust
0.625% due 03/25/2037	15	8
1.305% due 05/25/2033	3	2
OneMain Financial Issuance Trust
2.470% due 09/18/2024	19,026	19,092
Option One Mortgage Loan Trust
1.305% due 02/25/2035	804	654
1.320% due 05/25/2034	24	23
1.325% due 02/25/2035	38	38
Option One Mortgage Loan Trust Asset-Backed Certificates
1.032% due 08/20/2030	5	4
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.260% due 03/25/2035	2,500	2,376
1.500% due 10/25/2034	724	719
1.575% due 10/25/2034	11,119	9,870
1.635% due 12/25/2034	3,663	3,648
People’s Choice Home Loan Securities Trust
1.169% due 05/25/2035	35	35
Popular ABS Mortgage Pass-Through Trust
4.189% due 01/25/2036 ^	208	152
RAAC Trust
0.865% due 02/25/2036	7,650	7,082
0.925% due 06/25/2047	7,839	7,530
1.005% due 03/25/2037	4,587	4,476
1.725% due 09/25/2047	10,359	10,128
3.025% due 12/25/2035	1,447	1,407
Renaissance Home Equity Loan Trust
1.625% due 09/25/2037	763	419
1.725% due 08/25/2032	1,867	1,722
1.765% due 03/25/2033	17	16
4.934% due 08/25/2035	140	141
Residential Asset Mortgage Products Trust
0.825% due 05/25/2036 ^	33,323	27,240
1.305% due 02/25/2033	4	3
5.558% due 04/25/2034	850	888
5.575% due 07/25/2034 ^	1,563	1,489
5.707% due 08/25/2034 ^	2,268	2,238
Residential Asset Securities Corp. Trust
0.675% due 01/25/2037	9,404	8,817
0.775% due 04/25/2037	22,257	20,951
0.795% due 05/25/2037	5,337	4,985
1.105% due 06/25/2033	1,048	863
1.170% due 03/25/2035	3,199	2,988
1.320% due 01/25/2035	62	59
5.120% due 12/25/2033	284	261
Residential Funding Home Equity Loan Trust
0.815% due 12/25/2032	1	1
6.230% due 06/25/2037	5,000	4,731
SACO, Inc.
0.885% due 05/25/2036	1,020	1,711
1.045% due 06/25/2036 ^	211	422
1.275% due 07/25/2035	1,334	1,272
Salomon Mortgage Loan Trust
1.424% due 11/25/2033	644	632
Santander Drive Auto Receivables Trust
1.120% due 12/17/2018	601	601
Saxon Asset Securities Trust
1.024% due 03/25/2032	336	319
1.064% due 03/25/2035	685	638
Securitized Asset-Backed Receivables LLC Trust
0.575% due 10/25/2036 ^	1,345	592
0.675% due 12/25/2036	32,296	18,153
Security National Mortgage Loan Trust
1.175% due 11/25/2034	677	591
SG Mortgage Securities Trust
0.655% due 07/25/2036	69,659	40,983

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLC Student Loan Trust
1.700% due 11/25/2042	$4,157	$4,180
1.750% due 06/15/2021	5,400	5,257
SLM Private Credit Student Loan Trust
1.030% due 03/15/2024	1,112	1,107
1.040% due 12/15/2023	6,712	6,654
SLM Private Education Loan Trust
4.540% due 10/17/2044	12,834	13,496
SLM Student Loan Trust
1.095% due 01/27/2025	5,780	5,777
1.615% due 07/25/2023	17,100	16,640
2.050% due 12/15/2033	2,606	2,533
2.415% due 07/25/2023	4,555	4,585
Soundview Home Loan Trust
0.715% due 02/25/2036	3	3
0.785% due 12/25/2035	822	814
1.825% due 11/25/2033	72	72
South Carolina Student Loan Corp.
1.842% due 09/03/2024	600	593
Specialty Underwriting & Residential Finance Trust
1.025% due 09/25/2036	1,000	826
1.425% due 06/25/2036	13,000	9,685
1.725% due 10/25/2035	126	101
SpringCastle America Funding LLC
2.700% due 05/25/2023	11,140	11,179
Structured Asset Investment Loan Trust
1.185% due 04/25/2035	15,748	15,533
1.290% due 08/25/2035	1,500	1,242
1.500% due 09/25/2034	107	95
1.800% due 12/25/2034	813	576
1.950% due 04/25/2034	38	35
Structured Asset Securities Corp. Mortgage Loan Trust
0.615% due 06/25/2037	326	320
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	101	99
Symphony CLO Ltd.
1.430% due 01/15/2024	13,464	13,449
Trapeza CDO Ltd.
1.557% due 11/16/2034	1,000	835
Truman Capital Mortgage Loan Trust
1.275% due 12/25/2032	46	46
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	537	527
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046	14,863	15,082
VOLT LLC
3.500% due 03/25/2055	6,014	6,033
Voya CLO Ltd.
2.000% due 10/15/2022	29,978	29,962
Washington Mutual Asset-Backed Certificates Trust
0.585% due 10/25/2036	118	65
Wells Fargo Home Equity Asset-Backed Securities Trust
1.575% due 02/25/2035	3,500	3,261
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.155% due 04/25/2034	106	98
Zais CLO Ltd.
2.180% due 05/10/2025	8,400	8,409

Total Asset-Backed Securities (Cost $1,408,074)		1,423,860

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (d) 0.0%
		1,210

U.S. TREASURY BILLS 0.4%
0.475% due 03/02/2017 - 03/16/2017 (b)(c)(f)(h)	12,989	12,968

Total Short-Term Instruments (Cost $14,173)		14,178

Total Investments in Securities (Cost $3,066,104)		3,101,046

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	49

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.7%

SHORT-TERM INSTRUMENTS 8.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%
PIMCO Short-Term Floating NAV Portfolio III	27,435,268	$271,225

Total Short-Term Instruments (Cost $271,233)		271,225

Total Investments in Affiliates (Cost $271,233)		271,225

Total Investments 108.5% (Cost $3,337,337)		$3,372,271

Financial Derivative Instruments (e)(g) (0.5)% (Cost or Premiums, net $(27,683))		(14,699)

Other Assets and Liabilities, net (8.0)%		(249,044)

Net Assets 100.0%		$3,108,528

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$1,210	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(1,240)	$1,210	$1,210

Total Repurchase Agreements						$(1,240)	$1,210	$1,210

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(14) at a weighted average interest rate of 0.510%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.500%	10/01/2046	$ 2,000	$(2,182)	$(2,191)

Total Short Sales				$(2,182)	$(2,191)

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$1,210	$0	$0	$1,210	$(1,240)	$(30)

Total Borrowings and Other Financing Transactions	$1,210	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	Long	12/2016	809	$56	$0	$(76)

Total Futures Contracts				$56	$0	$(76)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/15/2023	$42,500	$(2,159)	$(637)	$119	$0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	118,600	(2,789)	779	638	0

					$(4,948)	$142	$757	$0

Total Swap Agreements					$(4,948)	$142	$757	$0

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(f)	Securities with an aggregate market value of $5,433 and cash of $2,396 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$757	$757	$0	$(76)	$0	$(76)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	02/25/2035	$99	$0	$53	$53	$0
JPM	UBS Commercial Mortgage Trust 5.738% due 09/15/2040	(1.170)	09/15/2040	1,000	0	514	514	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	51

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

Counterparty	Reference Obligation	Fixed (Pay) Rate		Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390	) %	12/27/2033	$15	$0	$1	$1	$0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)		01/25/2034	271	0	67	67	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)		05/25/2033	2,500	0	19	19	0

						$0	$654	$654	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION (2)

Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 6.250% due 07/25/2033	6.250%	07/25/2033	$ 256	$0	$(12)	$0	$(12)
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	09/25/2034	693	(236)	238	2	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	01/25/2034	271	0	(67)	0	(67)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	05/25/2033	2,500	0	64	64	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	421	(147)	78	0	(69)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	733	(234)	246	12	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034	91	(26)	27	1	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	1	0	0	0	0

					$(643)	$574	$79	$(148)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$ 32,788	$(7,266)	$2,226	$0	$(5,040)
DUB	ABX.HE.AA.6-2 Index	0.170	05/25/2046	147	(59)	(3)	0	(62)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	26,995	(617)	406	0	(211)
FBF	ABX.HE.AA.7-1 Index	0.150	08/25/2037	1,565	(1,327)	826	0	(501)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	33,000	(1,119)	589	0	(530)
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	10,805	(403)	229	0	(174)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	89,100	(3,990)	1,832	0	(2,158)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	81,800	(5,036)	2,040	0	(2,996)
JPS	CMBX.NA.AAA.6 Index	0.500	05/11/2063	24,995	(538)	343	0	(195)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	71,400	(3,252)	1,523	0	(1,729)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	21,400	(2,021)	249	0	(1,772)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	24,995	(542)	347	0	(195)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	25,000	(870)	468	0	(402)

					$(27,040)	$11,075	$0	$(15,965)

Total Swap Agreements					$(27,683)	$12,303	$733	$(16,113)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(h)	Securities with an aggregate market value of $17,229 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure
BOA	$0	$0	$0	$0	$0	$0	$(5,052)	$(5,052)	$(5,052)	$5,648	$596
BRC	0	0	53	53	0	0	0	0	53	(200)	(147)
DUB	0	0	0	0	0	0	(273)	(273)	(273)	330	57
FBF	0	0	0	0	0	0	(1,031)	(1,031)	(1,031)	1,090	59
GST	0	0	79	79	0	0	(5,464)	(5,464)	(5,385)	5,496	111
JPM	0	0	514	514	0	0	0	0	514	(610)	(96)
JPS	0	0	0	0	0	0	(3,696)	(3,696)	(3,696)	3,711	15
MYC	0	0	1	1	0	0	(597)	(597)	(596)	575	(21)
RYL	0	0	86	86	0	0	0	0	86	(300)	(214)

Total Over the Counter	$0	$0	$733	$733	$0	$0	$(16,113)	$(16,113)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$757	$757

Over the counter
Swap Agreements	$0	$733	$0	$0	$0	$733

	$0	$733	$0	$0	$757	$1,490

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$76	$76

Over the counter
Swap Agreements	$0	$16,113	$0	$0	$0	$16,113

	$0	$16,113	$0	$0	$76	$16,189

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$94	$94
Swap Agreements	0	0	0	0	3,419	3,419

	$0	$0	$0	$0	$3,513	$3,513

Over the counter
Swap Agreements	$0	$1,584	$0	$0	$0	$1,584

	$0	$1,584	$0	$0	$3,513	$5,097

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	53

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

September 30, 2016 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12	$12
Swap Agreements	0	0	0	0	(1,962)	(1,962)

	$0	$0	$0	$0	$(1,950)	$(1,950)

Over the counter
Swap Agreements	$0	$8,889	$0	$0	$0	$8,889

	$0	$8,889	$0	$0	$(1,950)	$6,939

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,147	$0	$3,147
Industrials	0	8,909	0	8,909
Municipal Bonds & Notes
Texas	0	675	0	675
West Virginia	0	3,248	0	3,248
U.S. Government Agencies	0	462,137	0	462,137
U.S. Treasury Obligations	0	51,956	0	51,956
Non-Agency Mortgage-Backed Securities	0	1,100,972	31,964	1,132,936
Asset-Backed Securities	0	1,423,860	0	1,423,860
Short-Term Instruments
Repurchase Agreements	0	1,210	0	1,210
U.S. Treasury Bills	0	12,968	0	12,968

	$0	$3,069,082	$31,964	$3,101,046

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$271,225	$0	$0	$271,225

Total Investments	$271,225	$3,069,082	$31,964	$3,372,271

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,191)	$0	$(2,191)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	757	0	757
Over the counter	0	733	0	733

	$0	$1,490	$0	$1,490

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(76)	0	0	(76)
Over the counter	0	(16,113)	0	(16,113)

	$(76)	$(16,113)	$0	$(16,189)

Totals	$271,149	$3,052,268	$31,964	$3,355,381

There were no significant transfers between Level 1 and 2, or 3 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$33,671	$0	$(2,399)	$75	$254	$363	$0	$0	$31,964	$314

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$64	Proxy Pricing	Base Price	100.31
	31,900	Third Party Vendor	Broker Quote	75.75-85.72

Total	$31,964

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Portfolio

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 71.9%

ARGENTINA 2.3%

SOVEREIGN ISSUES 2.3%
Argentine Government International Bond
6.250% due 04/22/2019		$8,000	$8,504
8.750% due 06/02/2017		8,000	8,368

Total Argentina (Cost $16,524)			16,872

BERMUDA 0.9%

CORPORATE BONDS & NOTES 0.9%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$600	600
7.875% due 06/10/2019		5,000	5,796

Total Bermuda (Cost $5,964)			6,396

BRAZIL 28.2%

CORPORATE BONDS & NOTES 13.9%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$19,600	19,752
Caixa Economica Federal
4.250% due 05/13/2019		6,000	6,055
CSN Islands Corp.
6.875% due 09/21/2019		400	280
6.875% due 09/21/2019 (e)		1,000	700
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		3,000	3,015
5.750% due 01/22/2021		1,000	1,035
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	1,000	1,128
3.737% due 03/17/2020		$1,000	980
4.875% due 03/17/2020		4,000	4,051
5.750% due 01/20/2020		16,349	16,889
6.125% due 10/06/2016		200	200
6.750% due 01/27/2041		100	87
6.850% due 06/05/2115		2,400	2,042
7.875% due 03/15/2019		16,282	17,666
8.375% due 05/23/2021		23,850	26,192

			100,072

SOVEREIGN ISSUES 14.3%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		2,000	2,110
Brazil Government International Bond
5.625% due 02/21/2047		5,000	4,925
6.000% due 01/17/2017		5,000	5,070
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (b)	BRL	233,700	69,603
0.000% due 04/01/2017 (b)		72,000	20,804

			102,512

Total Brazil (Cost $224,213)			202,584

CAYMAN ISLANDS 1.8%

CORPORATE BONDS & NOTES 1.8%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,437
3.000% due 06/30/2020		300	309
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,442
5.750% due 01/18/2017		5,000	5,052
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		8,625	2,717
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (c)		871	170
6.750% due 10/01/2023 (c)		3,422	667

Total Cayman Islands (Cost $20,942)			12,794

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHILE 1.7%

CORPORATE BONDS & NOTES 1.7%
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	$10,500	$11,793
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025	190	184

Total Chile (Cost $11,836)		11,977

CHINA 5.3%

CORPORATE BONDS & NOTES 5.3%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$1,000	1,110
Sinopec Group Overseas Development Ltd.
1.445% due 04/10/2017	35,100	35,117
4.375% due 04/10/2024	2,000	2,217

Total China (Cost $38,082)		38,444

COLOMBIA 1.3%

CORPORATE BONDS & NOTES 1.3%
Ecopetrol S.A.
5.375% due 06/26/2026	$560	584
5.875% due 05/28/2045	3,100	2,868
7.625% due 07/23/2019	5,500	6,291

Total Colombia (Cost $9,324)		9,743

HONG KONG 2.6%

CORPORATE BONDS & NOTES 2.6%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	$5,000	5,006
CNPC General Capital Ltd.
1.717% due 05/14/2017	10,000	10,005
2.750% due 05/14/2019	3,000	3,071
3.400% due 04/16/2023	500	521

Total Hong Kong (Cost $18,483)		18,603

INDONESIA 5.0%

CORPORATE BONDS & NOTES 0.7%
Majapahit Holding BV
7.750% due 10/17/2016	$5,000	5,006

SOVEREIGN ISSUES 4.3%
Indonesia Government International Bond
6.750% due 01/15/2044	2,400	3,286
6.875% due 03/09/2017	24,000	24,600
11.625% due 03/04/2019	2,400	2,952

		30,838

Total Indonesia (Cost $35,094)		35,844

IRELAND 0.0%

CORPORATE BONDS & NOTES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017 (e)	$200	202

Total Ireland (Cost $200)		202

KAZAKHSTAN 0.1%

CORPORATE BONDS & NOTES 0.1%
Samruk-Energy JSC
3.750% due 12/20/2017	$400	403

Total Kazakhstan (Cost $392)		403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 2.9%

CORPORATE BONDS & NOTES 2.9%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		$6,400	$6,443
8.146% due 04/11/2018		5,500	5,954
9.250% due 04/23/2019		650	749
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	307
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,250	1,264
5.400% due 03/24/2017		5,300	5,390
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	531

Total Luxembourg (Cost $20,289)			20,638

MEXICO 3.7%

CORPORATE BONDS & NOTES 1.4%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	5,088
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,000	1,096
6.750% due 09/30/2022		2,000	2,240
Petroleos Mexicanos
5.750% due 03/01/2018		1,300	1,373

			9,797

SOVEREIGN ISSUES 2.3%
Mexico Government International Bond
6.500% due 06/10/2021	MXN	150,000	7,978
8.500% due 12/13/2018		470	26
10.000% due 12/05/2024		129,000	8,417

			16,421

Total Mexico (Cost $29,587)			26,218

NETHERLANDS 0.7%

CORPORATE BONDS & NOTES 0.7%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$5,000	5,406

Total Netherlands (Cost $5,215)			5,406

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	28

Total Poland (Cost $29)			28

QATAR 0.4%

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	2,699

Total Qatar (Cost $2,559)			2,699

RUSSIA 0.5%

CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,433

Total Russia (Cost $3,095)			3,433

SINGAPORE 0.0%

SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	53

Total Singapore (Cost $50)			53

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	55

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 0.8%

CORPORATE BONDS & NOTES 0.8%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021	$6,100	$6,066

Total South Africa (Cost $6,025)		6,066

SOUTH KOREA 0.8%

CORPORATE BONDS & NOTES 0.7%
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	$2,600	2,621
Korea Hydro & Nuclear Power Co. Ltd.
1.591% due 05/22/2017	2,500	2,499

		5,120

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.625% due 12/30/2020	500	519

Total South Korea (Cost $5,621)		5,639

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$2,120	2,257

Total United Arab Emirates (Cost $2,184)		2,257

UNITED STATES 1.9%

ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
0.825% due 03/25/2037	$383	254
Morgan Stanley Mortgage Loan Trust
0.885% due 04/25/2037	344	174

		428

CORPORATE BONDS & NOTES 1.3%
Bank of America Corp.
6.875% due 04/25/2018	2,400	2,589
Rio Oil Finance Trust
9.250% due 07/06/2024	3,712	3,425
9.750% due 01/06/2027	2,816	2,569
Wachovia Corp.
5.750% due 02/01/2018	900	951

		9,534

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Trust
2.892% due 02/25/2036 ^	$23	$21
Bear Stearns Adjustable Rate Mortgage Trust
2.920% due 03/25/2035	1,233	1,241
Chase Mortgage Finance Trust
2.793% due 03/25/2037 ^	58	54
Citigroup Mortgage Loan Trust, Inc.
2.887% due 03/25/2034	9	9
3.050% due 07/25/2046 ^	36	33
Countrywide Home Loan Mortgage Pass-Through Trust
3.026% due 09/25/2047 ^	27	24
3.148% due 10/20/2035	124	109
HarborView Mortgage Loan Trust
3.162% due 08/19/2036 ^	11	10
Luminent Mortgage Trust
0.704% due 12/25/2036 ^	41	34
MASTR Adjustable Rate Mortgages Trust
0.765% due 05/25/2037	178	109
Merrill Lynch Alternative Note Asset Trust
0.825% due 03/25/2037	335	149
3.322% due 06/25/2037 ^	251	170
Merrill Lynch Mortgage-Backed Securities Trust
3.133% due 04/25/2037 ^	58	50
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,000	1,011
Morgan Stanley Mortgage Loan Trust
2.636% due 06/25/2036	15	14
Sequoia Mortgage Trust
2.773% due 01/20/2047 ^	25	21
WaMu Mortgage Pass-Through Certificates Trust
2.026% due 01/25/2037 ^	52	44
2.251% due 12/25/2036 ^	31	27
2.303% due 04/25/2037 ^	34	29
2.395% due 05/25/2037 ^	69	55
2.603% due 12/25/2036 ^	118	104
2.790% due 09/25/2036 ^	59	54

		3,372

Total United States (Cost $13,700)		13,334

VIRGIN ISLANDS (BRITISH) 2.2%

CORPORATE BONDS & NOTES 2.2%
Gerdau Trade, Inc.
5.750% due 01/30/2021 (e)	$1,700	1,779
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,000	1,980

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rosneft Finance S.A.
6.625% due 03/20/2017	$6,710	$6,846
7.875% due 03/13/2018	5,000	5,360

Total Virgin Islands (British) (Cost $15,401)		15,965

SHORT-TERM INSTRUMENTS 8.5%

REPURCHASE AGREEMENTS (d) 4.1%
		29,377

U.S. TREASURY BILLS 4.4%
0.486% due 03/02/2017 - 03/16/2017 (a)(b)(g)(i)	$31,813	31,762

Total Short-Term Instruments (Cost $61,125)		61,139

Total Investments in Securities (Cost $545,934)		516,737

	SHARES
INVESTMENTS IN AFFILIATES 33.2%

SHORT-TERM INSTRUMENTS 33.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.2%
PIMCO Short-Term Floating NAV Portfolio III	24,167,533	238,920

Total Short-Term Instruments (Cost $238,909)		238,920

Total Investments in Affiliates (Cost $238,909)		238,920

Total Investments 105.1% (Cost $784,843)		$755,657

Financial Derivative Instruments (f)(h) (0.3)% (Cost or Premiums, net $(4,242))		(2,432)

Other Assets and Liabilities, net (4.8)%		(34,315)

Net Assets 100.0%		$718,910

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

(c)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	07/23/2015	$ 871	$170	0.02%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	07/15/2015 - 07/16/2015	3,422	667	0.09

				$ 4,293	$837	0.11%

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	1.300%	09/30/2016	10/03/2016	$14,400	U.S. Treasury Bonds 3.125% due 02/15/2043	$(14,610)	$14,400	$14,402
SSB	0.010	09/30/2016	10/03/2016	14,977	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(15,281)	14,977	14,977

Total Repurchase Agreements						$(29,891)	$29,377	$29,379

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BPS	(1.500)%	08/05/2016	TBD	(4)	$(208)	$(208)
BRC	(3.000)	08/03/2016	TBD	(4)	(652)	(648)
DBL	(2.700)	09/20/2016	09/20/2017		(1,747)	(1,746)

Total Reverse Repurchase Agreements						$(2,602)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(4,030) at a weighted average interest rate of (1.059)%.
(4)	Open maturity reverse repurchase agreement.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(e)	Securities with an aggregate market value of $2,681 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BPS	$0	$(208)	$0	$(208)	$202	$(6)
BRC	0	(648)	0	(648)	700	52
DBL	0	(1,746)	0	(1,746)	1,779	33
DEU	14,402	0	0	14,402	(14,610)	(208)
SSB	14,977	0	0	14,977	(15,281)	(304)

Total Borrowings and Other Financing Transactions	$29,379	$(2,602)	$0

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(2,602)	$(2,602)

Total Borrowings	$0	$0	$0	$(2,602)	$(2,602)

Gross amount of recognized liabilities for reverse repurchase agreements					$(2,602)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	57

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN 256,700	$(55)	$(346)	$0	$(33)
Pay	28-Day MXN-TIIE	5.530	09/11/2018	175,000	(36)	(303)	0	(22)
Pay	28-Day MXN-TIIE	5.240	10/05/2018	170,000	(89)	(181)	0	(22)
Pay	28-Day MXN-TIIE	6.530	06/05/2025	550,000	0	148	22	(23)

					$(180)	$(682)	$22	$(100)

Total Swap Agreements					$(180)	$(682)	$22	$(100)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(g)	Securities with an aggregate market value of $876 and cash of $1,456 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$22	$22	$0	$0	$(100)	$(100)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	BRL	3,113		$953	$0	$(4)
	10/2016		$959	BRL	3,113	0	(2)
	01/2017	BRL	6,766		$2,136	111	0
BPS	10/2016	MXN	7,088		371	6	0
	10/2016		$18,263	MXN	330,991	0	(1,224)
	01/2017	BRL	29,000		$10,538	1,859	0
	07/2017		73,900		25,370	4,291	0
CBK	10/2016		90,000		20,409	0	(7,265)
	10/2016		$27,725	BRL	90,000	0	(51)
	11/2016		1,118	HKD	8,666	0	(1)
DUB	10/2016	MXN	274,568		$15,000	866	0
	10/2016		$749	MXN	13,687	0	(45)
	11/2016	ILS	21,424		$5,606	0	(116)
GLM	10/2016	BRL	62,250		15,271	0	(3,870)
	10/2016		$19,176	BRL	62,250	0	(35)
	10/2016		15,041	EUR	13,417	31	0
	11/2016	EUR	13,417		$15,059	0	(33)
	11/2016	TWD	536,433		16,798	0	(389)
HUS	10/2016		$53,895	CNH	366,707	1,012	0
	11/2016	SGD	120,149		$89,581	1,455	0
	11/2016		$212	PLN	823	3	0
	01/2017		23,000	CNH	157,941	544	0
JPM	10/2016	MXN	284,421		$15,469	838	(11)
	10/2016	TRY	6,185		2,066	15	0
	11/2016	TWD	473,325		15,000	0	(165)
	01/2017	CNH	13,065		1,909	0	(39)
	04/2017	BRL	72,000		20,316	0	(695)
MSB	10/2016		321,363		98,604	171	(383)
	10/2016	EUR	13,417		15,176	104	0
	10/2016		$99,005	BRL	321,363	0	(190)

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2016	BRL	3,113		$954	$4	$0
	01/2017		123,863		45,000	7,932	0
	01/2017		$2,134	BRL	6,766	0	(110)
NGF	10/2016	BRL	148,000		$40,946	0	(4,562)
	10/2016		$45,592	BRL	148,000	0	(83)
SCX	11/2016	MYR	53,991		$13,257	188	0
	11/2016	THB	23,170		666	0	(2)
	11/2016		$231	IDR	3,052,000	3	0
	01/2017	CNH	161,483		$23,490	0	(582)
SOG	11/2016	KRW	169,163,203		152,043	0	(1,466)
UAG	10/2016	CNH	386,341		59,159	1,313	0
	10/2016		$1,576	MXN	28,777	0	(94)
	11/2016	PHP	64,553		$1,367	33	0
	11/2016		$1,343	INR	90,967	16	0

Total Forward Foreign Currency Contracts						$20,795	$(21,417)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus MXN	MXN	17.650	12/02/2016	$25,000	$(239)	$(79)
MSB	Call - OTC USD versus MXN		20.000	12/02/2016	25,000	(326)	(600)

						$(565)	$(679)

Total Written Options						$(565)	$(679)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
Notional Amount in $	$	180,000	$	525,000	$	0	$	(435,000)	$	(220,000)	$	50,000
Premiums	$	(2,010)	$	(3,770)	$	0	$	3,205	$	2,010	$	(565)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2020	2.062%	$5,000	$(379)	$180	$0	$(199)
	China Government International Bond	1.000	12/20/2019	0.638	15,000	59	118	177	0
	Colombia Government International Bond	1.000	06/20/2019	0.913	20,000	(27)	81	54	0
	Mexico Government International Bond	1.000	03/20/2020	1.165	50,000	(102)	(159)	0	(261)
BPS	Brazil Government International Bond	1.000	12/20/2021	2.666	5,000	(799)	399	0	(400)
	Colombia Government International Bond	1.000	12/20/2017	0.501	10,000	(16)	81	65	0
BRC	Argentine Republic Government International Bond	5.000	06/20/2021	3.612	500	8	23	31	0
	Brazil Government International Bond	1.000	12/20/2016	0.558	100	(1)	1	0	0
	Indonesia Government International Bond	2.320	12/20/2016	0.384	2,600	0	13	13	0
	Mexico Government International Bond	1.000	03/20/2020	1.165	13,500	18	(88)	0	(70)
	Mexico Government International Bond	1.000	06/20/2021	1.520	5,000	(125)	10	0	(115)
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	0.912	10,000	(94)	132	38	0
CBK	Brazil Government International Bond	1.000	06/20/2017	0.611	10,000	(147)	179	32	0
	Brazil Government International Bond	1.000	12/20/2017	0.780	10,000	(273)	303	30	0
DUB	Brazil Government International Bond	1.000	12/20/2016	0.558	2,200	(5)	8	3	0
	Brazil Government International Bond	1.000	06/20/2023	3.076	400	(51)	2	0	(49)
	Colombia Government International Bond	1.000	06/20/2019	0.913	10,000	5	22	27	0
	Mexico Government International Bond	1.000	12/20/2021	1.648	10,000	(334)	18	0	(316)
	Petroleos Mexicanos	1.000	06/20/2018	1.615	5,000	(62)	12	0	(50)
FBF	Colombia Government International Bond	1.000	06/20/2019	0.913	100	(4)	4	0	0
GST	Argentine Republic Government International Bond	5.000	06/20/2021	3.612	500	5	26	31	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	59

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Brazil Government International Bond	1.000%	12/20/2016	0.558%	$4,000	$(13)	$18	$5	$0
	Brazil Government International Bond	1.000	03/20/2017	0.558	10,000	(30)	55	25	0
	Brazil Government International Bond	1.000	09/20/2017	0.684	2,000	(40)	47	7	0
	Brazil Government International Bond	1.000	09/20/2019	1.516	1,000	(85)	70	0	(15)
	Chile Government International Bond	1.000	09/20/2020	0.664	5,000	9	58	67	0
	Colombia Government International Bond	1.000	06/20/2017	0.362	9,000	11	34	45	0
	Colombia Government International Bond	1.000	12/20/2018	0.750	5,000	(50)	79	29	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.640	1,000	(74)	(6)	0	(80)
HUS	Brazil Government International Bond	1.000	09/20/2017	0.684	20,000	(148)	217	69	0
	China Government International Bond	1.000	12/20/2018	0.435	15,000	98	94	192	0
	China Government International Bond	1.000	12/20/2019	0.638	5,000	16	43	59	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.558	200	(2)	2	0	0
	Brazil Government International Bond	1.000	06/20/2017	0.611	2,500	(37)	45	8	0
	Brazil Government International Bond	1.000	06/20/2021	2.449	5,000	(372)	54	0	(318)
	Brazil Government International Bond	1.000	09/20/2022	2.894	4,500	(411)	(47)	0	(458)
	China Government International Bond	1.000	12/20/2019	1.596	10,000	41	77	118	0
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	0.912	10,000	(103)	141	38	0
	Peru Government International Bond	1.000	09/20/2020	0.729	10,000	(137)	246	109	0

						$(3,651)	$2,592	$1,272	$(2,331)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	28-Day MXN-TIIE	5.750%	06/11/2018	MXN	95,000	$(26)	$32	$6	$0

Total Swap Agreements							$(3,677)	$2,624	$1,278	$(2,331)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(i)	Securities with an aggregate market value of $19,273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (4)
BOA	$111	$0	$231	$342	$(6)	$(79)	$(460)	$(545)	$(203)	$352	$149
BPS	6,156	0	65	6,221	(1,224)	0	(400)	(1,624)	4,597	(4,310)	287
BRC	0	0	82	82	0	0	(185)	(185)	(103)	0	(103)
CBK	0	0	62	62	(7,317)	0	0	(7,317)	(7,255)	7,256	1
DUB	866	0	30	896	(161)	0	(415)	(576)	320	(440)	(120)
GLM	31	0	6	37	(4,327)	0	0	(4,327)	(4,290)	4,405	115
GST	0	0	209	209	0	0	(95)	(95)	114	0	114
HUS	3,014	0	320	3,334	0	0	0	0	3,334	(3,210)	124
JPM	853	0	273	1,126	(910)	0	(776)	(1,686)	(560)	321	(239)
MSB	8,211	0	0	8,211	(683)	(600)	0	(1,283)	6,928	(6,810)	118
NGF	0	0	0	0	(4,645)	0	0	(4,645)	(4,645)	4,673	28
SCX	191	0	0	191	(584)	0	0	(584)	(393)	290	(103)
SOG	0	0	0	0	(1,466)	0	0	(1,466)	(1,466)	1,976	510
UAG	1,362	0	0	1,362	(94)	0	0	(94)	1,268	(1,390)	(122)

Total Over the Counter	$20,795	$0	$1,278	$22,073	$(21,417)	$(679)	$(2,331)	$(24,427)

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$22	$22

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,795	$0	$20,795
Swap Agreements	0	1,272	0	0	6	1,278

	$0	$1,272	$0	$20,795	$6	$22,073

	$0	$1,272	$0	$20,795	$28	$22,095

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$100	$100

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,417	$0	$21,417
Written Options	0	0	0	679	0	679
Swap Agreements	0	2,331	0	0	0	2,331

	$0	$2,331	$0	$22,096	$0	$24,427

	$0	$2,331	$0	$22,096	$100	$24,527

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(9,420)	$(9,420)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,304	$0	$21,304
Written Options	0	0	0	3,205	0	3,205
Swap Agreements	0	0	0	0	1,456	1,456

	$0	$0	$0	$24,509	$1,456	$25,965

	$0	$0	$0	$24,509	$(7,964)	$16,545

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(1,587)	$(1,587)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(48,794)	$0	$(48,794)
Written Options	0	0	0	3,306	0	3,306
Swap Agreements	0	1,825	0	0	1,472	3,297

	$0	$1,825	$0	$(45,488)	$1,472	$(42,191)

	$0	$1,825	$0	$(45,488)	$(115)	$(43,778)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	61

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$16,872	$0	$16,872
Bermuda
Corporate Bonds & Notes	0	6,396	0	6,396
Brazil
Corporate Bonds & Notes	0	100,072	0	100,072
Sovereign Issues	0	102,512	0	102,512
Cayman Islands
Corporate Bonds & Notes	0	12,794	0	12,794
Chile
Corporate Bonds & Notes	0	11,977	0	11,977
China
Corporate Bonds & Notes	0	38,444	0	38,444
Colombia
Corporate Bonds & Notes	0	9,743	0	9,743
Hong Kong
Corporate Bonds & Notes	0	18,603	0	18,603
Indonesia
Corporate Bonds & Notes	0	5,006	0	5,006
Sovereign Issues	0	30,838	0	30,838
Ireland
Corporate Bonds & Notes	0	202	0	202
Kazakhstan
Corporate Bonds & Notes	0	403	0	403
Luxembourg
Corporate Bonds & Notes	0	20,638	0	20,638
Mexico
Corporate Bonds & Notes	0	9,797	0	9,797
Sovereign Issues	0	16,421	0	16,421
Netherlands
Corporate Bonds & Notes	0	5,406	0	5,406
Poland
Sovereign Issues	0	28	0	28
Qatar
Sovereign Issues	0	2,699	0	2,699
Russia
Corporate Bonds & Notes	0	3,433	0	3,433
Singapore
Sovereign Issues	0	53	0	53

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
South Africa
Corporate Bonds & Notes	$0	$6,066	$0	$6,066
South Korea
Corporate Bonds & Notes	0	5,120	0	5,120
Sovereign Issues	0	519	0	519
United Arab Emirates
Corporate Bonds & Notes	0	2,257	0	2,257
United States
Asset-Backed Securities	0	428	0	428
Corporate Bonds & Notes	0	9,534	0	9,534
Non-Agency Mortgage-Backed Securities	0	3,372	0	3,372
Virgin Islands (British)
Corporate Bonds & Notes	0	15,965	0	15,965
Short-Term Instruments
Repurchase Agreements	0	29,377	0	29,377
U.S. Treasury Bills	0	31,762	0	31,762

	$0	$516,737	$0	$516,737

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$238,920	$0	$0	$238,920

Total Investments	$238,920	$516,737	$0	$755,657

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	22	0	22
Over the counter	0	22,073	0	22,073

	$0	$22,095	$0	$22,095

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(100)	0	(100)
Over the counter	0	(24,427)	0	(24,427)

	$0	$(24,527)	$0	$(24,527)

Totals	$238,920	$514,305	$0	$753,225

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.1%

BANK LOAN OBLIGATIONS 9.4%
Ancestry.com, Inc.
5.000% due 08/17/2022		$2,599	$2,607
Community Health Systems, Inc.
3.445% - 4.000% due 01/27/2021		317	311
Dell Software Group
TBD% due 09/23/2022		300	298
EB Holdings (11.000% PIK)
TBD% - 11.000% due 03/31/2017	EUR	7,965	2,194
Eldorado Resorts LLC
4.250% due 07/23/2022		$198	198
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022		1,588	1,587
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		46,410	46,604
Grifols Worldwide Operations USA, Inc.
3.448% due 02/27/2021		2,876	2,906
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023		464	471
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		831	816
Texas Competitive Electric Holdings Co.
5.000% due 10/31/2017		1,400	1,411
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020		3,021	3,026
5.500% due 04/01/2022		1,422	1,428

Total Bank Loan Obligations (Cost $64,601)			63,857

CORPORATE BONDS & NOTES 79.8%

BANKING & FINANCE 31.2%
Ally Financial, Inc.
4.125% due 03/30/2020 (j)		6,325	6,452
4.250% due 04/15/2021		3,500	3,574
4.625% due 03/30/2025		10,000	10,287
Arrow Global Finance PLC
4.750% due 05/01/2023	EUR	1,500	1,710
5.125% due 09/15/2024	GBP	400	503
Banco Pan S.A.
8.500% due 04/23/2020		$2,425	2,446
Barclays PLC
7.875% due 09/15/2022 (f)	GBP	3,000	3,805
BCD Acquisition, Inc.
9.625% due 09/15/2023		$1,200	1,260
Blackstone CQP Holdco LP
9.296% due 03/19/2019		41,631	42,152
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	765
7.500% due 10/01/2023 (a)		5,000	6,481
CIT Group, Inc.
4.250% due 08/15/2017		$1,425	1,454
5.000% due 08/15/2022		6,425	6,843
Citigroup, Inc.
6.250% due 08/15/2026 (f)		1,300	1,402
Communications Sales & Leasing, Inc.
6.000% due 04/15/2023		1,000	1,040
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		1,000	1,004
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		1,000	1,020
Crescent Communities LLC
8.875% due 10/15/2021		3,500	3,561
Exeter Finance Corp.
9.750% due 05/20/2019		7,500	7,128
Fly Leasing Ltd.
6.375% due 10/15/2021		350	357
6.750% due 12/15/2020		1,100	1,137
Heta Asset Resolution AG
0.152% due 12/31/2023 ^	EUR	12,400	12,502
2.750% due 12/31/2023 ^	CHF	1,500	1,393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Holdings PLC
6.375% due 03/30/2025 (f)		$400	$400
iStar, Inc.
4.000% due 11/01/2017		3,300	3,321
Jefferies Finance LLC
6.875% due 04/15/2022		1,700	1,590
7.375% due 04/01/2020		1,100	1,078
7.500% due 04/15/2021		4,575	4,466
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,305	1,194
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	600	728
7.375% due 04/15/2021		$500	541
MGM Growth Properties Operating Partnership LP
5.625% due 05/01/2024		1,000	1,087
Nationstar Mortgage LLC
6.500% due 08/01/2018		575	587
6.500% due 07/01/2021		675	665
6.500% due 06/01/2022		2,400	2,316
7.875% due 10/01/2020		7,400	7,557
9.625% due 05/01/2019		4,425	4,652
Navient Corp.
5.500% due 01/25/2023		175	161
5.625% due 08/01/2033		2,000	1,600
5.875% due 03/25/2021		3,250	3,250
6.625% due 07/26/2021		8,800	8,888
8.450% due 06/15/2018		2,000	2,155
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		2,325	2,360
Oxford Finance LLC
7.250% due 01/15/2018		3,075	3,090
PHH Corp.
6.375% due 08/15/2021		6,654	6,371
7.375% due 09/01/2019		9,189	9,534
Pinnacol Assurance
8.625% due 06/25/2034 (h)		5,000	5,452
Provident Funding Associates LP
6.750% due 06/15/2021		16,010	16,230
Societe Generale S.A.
7.375% due 09/13/2021 (f)		300	295
Stearns Holdings LLC
9.375% due 08/15/2020		4,285	4,178
TIG FinCo PLC
8.500% due 03/02/2020	GBP	579	768

			212,790

INDUSTRIALS 35.8%
ADT Corp.
3.500% due 07/15/2022		$1,000	968
Afren PLC
6.625% due 12/09/2020 ^		1,952	8
10.250% due 04/08/2019 ^		1,537	6
Air Canada Pass-Through Trust
5.375% due 11/15/2022		162	167
Altice Financing S.A.
6.625% due 02/15/2023		1,500	1,545
Ancestry.com, Inc.
11.000% due 12/15/2020		1,500	1,609
Ardagh Packaging Finance PLC
4.625% due 05/15/2023		3,600	3,640
Boise Cascade Co.
5.625% due 09/01/2024		100	102
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		13,290	6,977
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(g)		7,000	7,252
11.250% due 06/01/2017 ^(g)		8,134	8,419
California Resources Corp.
5.000% due 01/15/2020 (j)		10,781	6,549
5.500% due 09/15/2021		734	393
6.000% due 11/15/2024		7,679	3,705
8.000% due 12/15/2022		3,640	2,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Casella Waste Systems, Inc.
7.750% due 02/15/2019		$1,448	$1,478
CCO Holdings LLC
5.750% due 02/15/2026		2,000	2,125
5.875% due 04/01/2024		2,100	2,246
Centene Corp.
4.750% due 05/15/2022		3,450	3,579
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		2,100	2,279
Chesapeake Energy Corp.
6.625% due 08/15/2020		750	707
CITGO Petroleum Corp.
6.250% due 08/15/2022		1,300	1,274
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	456
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020		8,850	9,436
Coeur Mining, Inc.
7.875% due 02/01/2021		900	927
Community Health Systems, Inc.
8.000% due 11/15/2019		2,000	1,970
Continental Resources, Inc.
5.000% due 09/15/2022		300	300
CSC Holdings LLC
6.750% due 11/15/2021		150	159
CVR Refining LLC
6.500% due 11/01/2022		600	546
Dell, Inc.
5.400% due 09/10/2040		6,050	5,203
6.500% due 04/15/2038		16,950	16,441
7.100% due 04/15/2028		500	530
Diamond Finance Corp.
8.350% due 07/15/2046		1,727	2,075
DISH DBS Corp.
5.000% due 03/15/2023		1,250	1,219
6.750% due 06/01/2021		200	216
Dynegy, Inc.
5.875% due 06/01/2023		1,450	1,323
6.750% due 11/01/2019		150	155
7.375% due 11/01/2022		120	119
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,600	1,706
Endo Finance LLC
5.750% due 01/15/2022		1,125	1,049
6.000% due 07/15/2023		525	480
First Data Corp.
5.000% due 01/15/2024		2,000	2,038
7.000% due 12/01/2023		4,000	4,240
GFL Environmental, Inc.
9.875% due 02/01/2021		1,600	1,760
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,000	801
Gulfport Energy Corp.
7.750% due 11/01/2020		$12	13
Harvest Operations Corp.
2.330% due 04/14/2021		7,686	7,733
HCA Holdings, Inc.
6.250% due 02/15/2021		800	870
HCA, Inc.
5.250% due 06/15/2026		1,250	1,331
5.375% due 02/01/2025		2,500	2,584
HealthSouth Corp.
5.750% due 09/15/2025		314	329
Hexion, Inc.
6.625% due 04/15/2020		400	353
Hill-Rom Holdings, Inc.
5.750% due 09/01/2023		250	268
Hologic, Inc.
5.250% due 07/15/2022		1,250	1,331
Huntsman International LLC
5.125% due 04/15/2021	EUR	800	942
INEOS Group Holdings S.A.
5.750% due 02/15/2019 (j)		1,000	1,156

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	63

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$2,550	$2,308
Kinder Morgan, Inc.
8.050% due 10/15/2030		200	236
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		2,000	2,071
LABA Royalty Sub LLC (9.000% Cash or 9.000% PIK)
9.000% due 05/15/2029 (b)		4,459	4,470
Level 3 Financing, Inc.
5.250% due 03/15/2026		500	518
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023		1,750	1,684
5.750% due 08/01/2022		500	496
Massachusetts Institute of Technology
3.885% due 07/01/2116		500	502
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	1,000	1,020
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		$1,000	531
Minerva Luxembourg S.A.
6.500% due 09/20/2026		3,000	2,959
MPLX LP
4.500% due 07/15/2023		1,500	1,532
4.875% due 12/01/2024		1,600	1,658
4.875% due 06/01/2025		500	518
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	8,502
OGX Austria GmbH
8.500% due 06/01/2018 ^		1,600	0
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/2023		1,250	1,345
Perstorp Holding AB
8.750% due 05/15/2017		750	750
9.000% due 05/15/2017	EUR	1,500	1,688
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		$1,500	630
5.500% due 04/12/2037		1,500	626
Platform Specialty Products Corp.
10.375% due 05/01/2021		1,200	1,299
Post Holdings, Inc.
5.000% due 08/15/2026		2,600	2,594
Precision Drilling Corp.
6.625% due 11/15/2020		1,500	1,399
QGOG Constellation S.A.
6.250% due 11/09/2019		5,600	2,576
Quorum Health Corp.
11.625% due 04/15/2023		2,000	1,670
Reynolds Group Issuer, Inc.
4.127% due 07/15/2021		2,600	2,646
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		4,425	4,547
5.625% due 02/01/2021		2,000	2,138
5.625% due 04/15/2023		2,350	2,520
5.625% due 03/01/2025		1,250	1,348
5.750% due 05/15/2024		125	135
5.875% due 06/30/2026		1,100	1,200
Sealed Air Corp.
6.875% due 07/15/2033		500	539
Sensata Technologies BV
5.625% due 11/01/2024		750	795
SFR Group S.A.
6.000% due 05/15/2022		2,250	2,303
7.375% due 05/01/2026		5,000	5,117
Southwestern Energy Co.
4.100% due 03/15/2022		100	91
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		300	315
Suburban Propane Partners LP
5.750% due 03/01/2025		610	621
Swissport Investments S.A.
6.750% due 12/15/2021	EUR	400	465
T-Mobile USA, Inc.
6.000% due 04/15/2024		$3,425	3,673
6.500% due 01/15/2026		7,000	7,779

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tenet Healthcare Corp.
4.350% due 06/15/2020		$1,300	$1,313
4.750% due 06/01/2020		1,500	1,530
Terex Corp.
6.000% due 05/15/2021		2,075	2,129
Tesco PLC
6.150% due 11/15/2037		5,000	5,030
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,300	2,949
5.375% due 03/15/2020		$3,750	3,487
5.875% due 05/15/2023		5,000	4,347
Videotron Ltd.
5.375% due 06/15/2024		875	913
Virgin Australia Trust
6.000% due 04/23/2022		42	42
Virgin Media Finance PLC
5.250% due 02/15/2022		2,100	1,838
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	2,420	3,458
Weatherford International Ltd.
7.000% due 03/15/2038		$2,500	1,850
Wolverine World Wide, Inc.
5.000% due 09/01/2026		300	304
WPX Energy, Inc.
7.500% due 08/01/2020		2,300	2,444
Xfit Brands, Inc.
9.000% due 06/12/2017 (h)		2,743	2,637
ZF North America Capital, Inc.
4.500% due 04/29/2022		600	637
Ziggo Secured Finance BV
5.500% due 01/15/2027		2,100	2,100

			244,348

UTILITIES 12.8%
Blue Racer Midstream LLC
6.125% due 11/15/2022		1,350	1,326
CenturyLink, Inc.
7.500% due 04/01/2024		1,250	1,338
Covanta Holding Corp.
5.875% due 03/01/2024		300	302
Genesis Energy LP
5.625% due 06/15/2024		200	197
6.000% due 05/15/2023		3,325	3,317
Illinois Power Generating Co.
7.000% due 04/15/2018		5,000	2,025
NSG Holdings LLC
7.750% due 12/15/2025		2,604	2,812
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,800	567
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (h)		871	170
6.750% due 10/01/2023 (h)		171	33
Petrobras Global Finance BV
5.375% due 01/27/2021		8,050	7,990
5.625% due 05/20/2043		3,000	2,280
5.750% due 01/20/2020		875	904
Red Oak Power LLC
8.540% due 11/30/2019		832	837
9.200% due 11/30/2029		3,200	3,360
Sprint Capital Corp.
6.900% due 05/01/2019		3,200	3,328
8.750% due 03/15/2032		1,350	1,389
Sprint Communications, Inc.
7.000% due 08/15/2020		12,500	12,625
Sprint Corp.
7.125% due 06/15/2024		11,125	10,902
7.875% due 09/15/2023		10,850	11,013
Talen Energy Supply LLC
4.625% due 07/15/2019		1,000	945
Targa Resources Partners LP
6.625% due 10/01/2020		2,000	2,070

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tenaska Alabama Partners LP
7.000% due 06/30/2021	$3,094	$3,203
Terraform Global Operating LLC
13.750% due 08/15/2022	13,450	13,921
TerraForm Power Operating LLC
9.375% due 02/01/2023	350	362

		87,216

Total Corporate Bonds & Notes (Cost $534,479)		544,354

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.2%
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,132

FLORIDA 0.1%
Sunrise, Florida Special Assessment Bonds, Series 2015
4.800% due 05/01/2025	600	628

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,485	4,316

Total Municipal Bonds & Notes (Cost $5,220)		6,176

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust
3.011% due 10/25/2035	149	131
American Home Mortgage Assets Trust
1.427% due 11/25/2046	753	401
6.250% due 06/25/2037	267	210
Banc of America Alternative Loan Trust
0.925% due 05/25/2035 ^	52	40
Banc of America Funding Trust
3.051% due 03/20/2036 ^	197	170
Bear Stearns ALT-A Trust
2.771% due 01/25/2035	8	7
Citigroup Mortgage Loan Trust, Inc.
2.740% due 11/25/2035	573	548
Countrywide Alternative Loan Trust
0.705% due 05/25/2047	32	28
0.742% due 03/20/2046	54	40
0.785% due 07/25/2046 ^	361	179
1.507% due 12/25/2035	73	59
3.031% due 10/25/2035 ^	58	48
Countrywide Home Loan Mortgage Pass-Through Trust
1.165% due 03/25/2035	206	170
6.000% due 05/25/2036 ^	111	96
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	58	59
Downey Savings & Loan Association Mortgage Loan Trust
0.781% due 02/19/2045	34	31
First Horizon Alternative Mortgage Securities Trust
2.823% due 09/25/2035 ^	522	463
6.000% due 05/25/2036 ^	105	85
GMAC Mortgage Corp. Loan Trust
3.404% due 04/19/2036 ^	356	319
GSR Mortgage Loan Trust
3.068% due 04/25/2035	4	3
3.069% due 11/25/2035	94	91
3.134% due 05/25/2035	806	739

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HarborView Mortgage Loan Trust
0.721% due 01/19/2038		$33	$28
0.771% due 03/19/2036		594	438
IndyMac Mortgage Loan Trust
3.030% due 09/25/2035 ^		87	74
JPMorgan Mortgage Trust
2.531% due 07/27/2037		489	458
3.119% due 07/25/2035		131	130
6.000% due 08/25/2037 ^		133	119
Residential Accredit Loans, Inc. Trust
0.855% due 03/25/2037		436	106
5.426% due 02/25/2036 ^		291	236
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^		108	97
Structured Asset Mortgage Investments Trust
0.745% due 05/25/2036		38	29
WaMu Mortgage Pass-Through Certificates Trust
1.277% due 05/25/2047		457	384
2.056% due 10/25/2036 ^		244	207
4.338% due 07/25/2037 ^		219	199
Wells Fargo Mortgage-Backed Securities Trust
3.039% due 03/25/2035		299	299

Total Non-Agency Mortgage-Backed Securities (Cost $5,790)			6,721

ASSET-BACKED SECURITIES 0.4%
Carrington Mortgage Loan Trust
0.675% due 08/25/2036		100	69
Credit-Based Asset Servicing and Securitization LLC
3.885% due 01/25/2037 ^		1,063	544
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		509	281
Mid-State Trust
7.791% due 03/15/2038		17	18
Morgan Stanley ABS Capital, Inc. Trust
0.665% due 05/25/2037		163	108
Option One Mortgage Loan Trust Asset-Backed Certificates
1.500% due 08/25/2033		77	71
Residential Asset Securities Corp. Trust
0.675% due 08/25/2036		42	39
6.980% due 09/25/2031		1,706	1,728

Total Asset-Backed Securities (Cost $2,512)			2,858

SOVEREIGN ISSUES 0.2%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	959

Total Sovereign Issues (Cost $774)			959

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 1.0%

CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. (c)	50,000	$5

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR	25,177	0
Seventy Seven Energy, Inc. (c)(h)	5,730	108

		108

FINANCIALS 0.4%
CIT Group, Inc.	31,331	1,137
EME Reorganization Trust	11,455,839	53
Hipotecaria Su Casita S.A. de C.V. (c)	78,886	0
Nationstar Mortgage Holdings, Inc. (c)	68,300	1,011
TIG FinCo PLC (h)	511,687	491

		2,692

HEALTH CARE 0.6%
NVHL S.A. ‘A’ (c)(h)	231,498	417
NVHL S.A. ‘B’ (c)(h)	231,498	416
NVHL S.A. ‘C’ (c)(h)	231,498	416
NVHL S.A. ‘D’ (c)(h)	231,498	416
NVHL S.A. ‘E’ (c)(h)	231,498	416
NVHL S.A. ‘F’ (c)(h)	231,498	416
NVHL S.A. ‘G’ (c)(h)	231,498	416
NVHL S.A. ‘H’ (c)(h)	231,498	416
NVHL S.A. ‘I’ (c)(h)	231,498	416
NVHL S.A. ‘J’ (c)(h)	231,498	416

		4,161

Total Common Stocks (Cost $13,303)		6,966

WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%
XFit Brands, Inc. - Exp. 06/12/2024	1	37

Total Warrants (Cost $0)		37

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 2.5%

BANKING & FINANCE 2.5%
CoBank ACB
6.200% due 01/01/2025 (f)	2,000	$210
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)	12,000	14,250
GMAC Capital Trust
6.602% due 02/15/2040	102,300	2,599

Total Preferred Securities (Cost $14,758)		17,059

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (i) 0.4%
		3,057

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.5%
0.482% due 03/02/2017 - 03/16/2017 (d)(e)(l)(n)	$3,372	3,367

Total Short-Term Instruments (Cost $6,422)		6,424

Total Investments in Securities (Cost $647,859)		655,411

	SHARES
INVESTMENTS IN AFFILIATES 5.9%

SHORT-TERM INSTRUMENTS 5.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short-Term Floating NAV Portfolio III	4,058,768	40,125

Total Short-Term Instruments (Cost $40,125)		40,125

Total Investments in Affiliates (Cost $40,125)		40,125

Total Investments 102.0% (Cost $687,984)		$695,536

Financial Derivative Instruments (k)(m) 0.1% (Cost or Premiums, net $1,890)		397

Other Assets and Liabilities, net (2.1)%		(14,064)

Net Assets 100.0%		$681,869

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	65

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	12/17/2015	$43	$33	0.01%
Odebrecht Offshore Drilling Finance Ltd.	06/22/2015	647	170	0.02
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	723	417	0.06
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	416	0.06
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	416	0.06
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	416	0.06
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	416	0.06
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	416	0.06
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	416	0.06
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	416	0.06
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	416	0.06
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	416	0.06
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,452	0.80
Seventy Seven Energy, Inc.	03/29/2016	44	108	0.02
TIG FinCo PLC	04/02/2015	759	491	0.07
Xfit Brands, Inc. 9.000% due 06/12/2017	06/10/2014 - 09/12/2016	2,740	2,637	0.39

		$16,469	$13,052	1.91%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	(2.500)%	07/28/2016	07/26/2018	$2,220	Country Garden Holdings Co. 7.500% due 03/09/2020	$(2,159)	$2,220	$2,210
SSB	0.010	09/30/2016	10/03/2016	837	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(857)	837	837

Total Repurchase Agreements						$(3,016)	$3,057	$3,047

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
CFR	(1.250)%	05/09/2016	TBD	(4)	EUR	(726)	$(814)
DEU	(3.000)	07/22/2016	07/22/2017		$	(1,083)	(1,076)
SOG	1.400	08/26/2016	11/28/2016			(5,971)	(5,980)

Total Reverse Repurchase Agreements							$(7,870)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(44,462) at a weighted average interest rate of 0.868%.
(4)	Open maturity reverse repurchase agreement.

SHORT SALES:

SHORT SALES ON CORPORATE BONDS & NOTES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$2,000	$(2,041)	$(2,235)

Total Short Sales				$(2,041)	$(2,235)

(5)	Payable for short sales includes $85 of accrued interest.

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(j)	Securities with an aggregate market value of $8,475 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (6)
Global/Master Repurchase Agreement
CFR	$0	$(814)	$0	$0	$(814)	$809	$(5)
DEU	0	(1,076)	0	0	(1,076)	1,215	139
JPS	2,210	0	0	0	2,210	(2,159)	51
SOG	0	(5,980)	0	0	(5,980)	6,405	425
SSB	837	0	0	0	837	(857)	(20)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(1,150)	(1,150)	0	(1,150)
NSL	0	0	0	(1,085)	(1,085)	0	(1,085)

Total Borrowings and Other Financing Transactions	$3,047	$(7,870)	$0	$(2,235)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(5,980)	$(1,890)	$(7,870)

Total Borrowings	$0	$0	$(5,980)	$(1,890)	$(7,870)

Gross amount of recognized liabilities for reverse repurchase agreements					$(7,870)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Short	12/2017	50	$(62)	$3	$0
Euro-Bund 10-Year Bond December Futures	Short	12/2016	100	(91)	50	0
U.S. Treasury 10-Year Note December Futures	Long	12/2016	617	(78)	0	(260)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	29	77	43	0
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2016	37	152	80	0

Total Futures Contracts				$(2)	$176	$(260)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$151,800	$9,909	$3,519	$0	$(374)
Pay	3-Month USD-LIBOR	2.500	12/16/2025	19,500	1,939	819	0	(91)

					$11,848	$4,338	$0	$(465)

Total Swap Agreements					$11,848	$4,338	$0	$(465)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	67

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(l)	Securities with an aggregate market value of $1,004 and cash of $4,058 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$176	$0	$176	$0	$ (260)	$ (465)	$(725)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	GBP	6,868		$9,087	$185	$0
BPS	10/2016		$9,353	GBP	7,189	0	(35)
	11/2016	GBP	7,189		$9,358	34	0
CBK	11/2016	CHF	1,875		1,931	0	(3)
GLM	10/2016	CAD	970		740	0	0
	10/2016	GBP	321		429	13	0
	10/2016	JPY	75,800		732	0	(15)
	10/2016		$27,338	EUR	24,387	57	0
	11/2016	EUR	24,065		$27,010	0	(60)
MSB	10/2016		24,387		27,583	188	0

Total Forward Foreign Currency Contracts						$477	$(113)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Anadarko Petroleum Corp.	(1.000)%	12/20/2020	1.545%	$ 3,000	$510	$(445)	$64	$0
	Staples, Inc.	(1.000)	09/20/2018	0.573	8,000	208	(278)	0	(70)
BRC	JPMorgan Chase & Co.	(1.000)	12/20/2016	0.236	3,000	87	(93)	0	(6)
CBK	Assured Guaranty Corp.	(5.000)	12/20/2016	0.161	2,000	(72)	47	0	(25)
FBF	Alcoa, Inc.	(1.000)	06/20/2021	2.128	5,000	605	(357)	248	0
GST	ArcelorMittal	(1.000)	06/20/2024	4.516	EUR 2,000	527	(26)	501	0
	Freeport-McMoRan, Inc.	(1.000)	06/20/2021	4.346	$ 2,000	395	(115)	280	0
	MBIA, Inc.	(5.000)	12/20/2016	0.555	2,000	45	(69)	0	(23)
	MBIA, Inc.	(5.000)	12/20/2017	1.094	2,000	(42)	(57)	0	(99)
JPM	Anadarko Petroleum Corp.	(1.000)	12/20/2020	1.545	2,000	313	(270)	43	0
	Turkey Government International Bond	(1.000)	03/20/2020	1.923	7,000	291	(78)	213	0
MYC	Anadarko Petroleum Corp.	(1.000)	12/20/2020	1.545	2,000	333	(290)	43	0
	MBIA, Inc.	(5.000)	06/20/2017	0.555	2,000	(166)	98	0	(68)

						$3,034	$(1,933)	$1,392	$(291)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BRC	Petrobras Global Finance BV	1.000%	09/20/2020	4.241%	$ 3,000	$(725)	$374	$0	$(352)
	Sprint Communications, Inc.	5.000	09/20/2020	4.865	3,300	(7)	28	22	0
	Tesco PLC	1.000	06/20/2021	1.975	EUR 4,000	(412)	213	0	(199)
CBK	Sprint Communications, Inc.	5.000	09/20/2020	4.865	$ 250	0	2	2	0

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
GST	Sprint Communications, Inc.	5.000%	09/20/2020	4.865%	$ 1,200	$0	$8	$8	$0

						$(1,144)	$625	$32	$(551)

Total Swap Agreements						$1,890	$(1,308)	$1,424	$(842)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(n)	Securities with an aggregate market value of $770 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$185	$0	$0	$185	$0	$0	$0	$0	$185	$0	$185
BPS	34	0	64	98	(35)	0	(70)	(105)	(7)	(120)	(127)
BRC	0	0	22	22	0	0	(557)	(557)	(535)	770	235
CBK	0	0	2	2	(3)	0	(25)	(28)	(26)	0	(26)
FBF	0	0	248	248	0	0	0	0	248	(350)	(102)
GLM	70	0	0	70	(75)	0	0	(75)	(5)	0	(5)
GST	0	0	789	789	0	0	(122)	(122)	667	(730)	(63)
JPM	0	0	256	256	0	0	0	0	256	(350)	(94)
MSB	188	0	0	188	0	0	0	0	188	(130)	58
MYC	0	0	43	43	0	0	(68)	(68)	(25)	(40)	(65)

Total Over the Counter	$477	$0	$1,424	$1,901	$(113)	$0	$(842)	$(955)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	69

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$176	$176

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$477	$0	$477
Swap Agreements	0	1,424	0	0	0	1,424

	$0	$1,424	$0	$477	$0	$1,901

	$0	$1,424	$0	$477	$176	$2,077

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$260	$260
Swap Agreements	0	0	0	0	465	465

	$0	$0	$0	$0	$725	$725

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$113	$0	$113
Swap Agreements	0	842	0	0	0	842

	$0	$842	$0	$113	$0	$955

	$0	$842	$0	$113	$725	$1,680

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$354	$354
Swap Agreements	0	2,506	0	0	1,384	3,890

	$0	$2,506	$0	$0	$1,738	$4,244

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(865)	$0	$(865)
Swap Agreements	0	(690)	0	0	0	(690)

	$0	$(690)	$0	$(865)	$0	$(1,555)

	$0	$1,816	$0	$(865)	$1,738	$2,689

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$123	$123
Swap Agreements	0	(85)	0	0	676	591

	$0	$(85)	$0	$0	$799	$714

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,993	$0	$1,993
Swap Agreements	0	684	0	0	0	684

	$0	$684	$0	$1,993	$0	$2,677

	$0	$599	$0	$1,993	$799	$3,391

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$63,857	$0	$63,857
Corporate Bonds & Notes
Banking & Finance	0	194,758	12,580	207,338
Industrials	0	247,163	2,637	249,800
Utilities	0	87,216	0	87,216
Municipal Bonds & Notes
California	0	1,132	0	1,132
Florida	0	628	0	628
New York	0	100	0	100
West Virginia	0	4,316	0	4,316
Non-Agency Mortgage-Backed Securities	0	6,721	0	6,721
Asset-Backed Securities	0	2,858	0	2,858
Sovereign Issues	0	959	0	959
Common Stocks
Consumer Discretionary	5	0	0	5
Energy	108	0	0	108
Financials	2,148	53	491	2,692
Health Care	0	4,161	0	4,161
Warrants
Consumer Discretionary	0	0	37	37
Preferred Securities
Banking & Finance	2,599	14,460	0	17,059
Short-Term Instruments
Repurchase Agreements	0	3,057	0	3,057
U.S. Treasury Bills	0	3,367	0	3,367

	$4,860	$634,806	$15,745	$655,411

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40,125	$0	$0	$40,125

Total Investments	$44,985	$634,806	$15,745	$695,536

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(2,235)	$0	$(2,235)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	176	0	0	176
Over the counter	0	1,901	0	1,901

	$176	$1,901	$0	$2,077

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(260)	(465)	0	(725)
Over the counter	0	(955)	0	(955)

	$(260)	$(1,420)	$0	$(1,680)

Totals	$44,901	$633,052	$15,745	$693,698

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$12,442	$0	$0	$14	$0	$124	$0	$0	$12,580	$124
Industrials	2,898	65	0	1	(56)	(271)	0	0	2,637	(15)
Common Stocks
Consumer Discretionary	45	0	0	0	0	(41)	0	(4)	0	0
Financials	377	0	0	0	0	167	0	(53)	491	138
Warrants
Consumer Discretionary	1,240	0	0	0	0	(1,203)	0	0	37	(1,203)
Industrials	7	0	0	0	(186)	179	0	0	0	0

Totals	$17,009	$65	$0	$15	$(242)	$(1,045)	$0	$(57)	$15,745	$(956)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	71

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

September 30, 2016 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$7,128	Reference Instrument	Spread Movement	5.00 BP
	5,452	Proxy Pricing	Base Price	102.67
Industrials	2,637	Proxy Pricing	Base Price	96.23
Common Stocks
Financials	491	Other Valuation Techniques (2)	—	—
Warrants
Consumer Discretionary	37	Other Valuation Techniques (2)	—	—

Total	$15,745

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.8%

BANK LOAN OBLIGATIONS 2.8%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023	$3,239	$3,281
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (d)	9,214	9,398
Delos Finance SARL
3.588% due 03/06/2021	350	353
Delta Air Lines, Inc.
2.531% due 09/30/2019 (d)	13,893	13,881
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	18,330	18,406
HCA, Inc.
3.774% due 03/17/2023	4,826	4,887
Hilton Worldwide Finance LLC
3.024% - 3.500% due 10/25/2023	1,396	1,408
3.500% due 10/26/2020	137	137
Nielsen Finance LLC
TBD% due 09/23/2023	200	201
Pennon Group PLC
5.125% due 12/15/2020	2,163	2,139

Total Bank Loan Obligations (Cost $53,713)		54,091

CORPORATE BONDS & NOTES 85.4%

BANKING & FINANCE 57.0%
ABN AMRO Bank NV
4.750% due 07/28/2025	2,500	2,635
6.250% due 04/27/2022	1,200	1,368
AerCap Ireland Capital Ltd.
4.625% due 10/30/2020	900	947
Aflac, Inc.
2.400% due 03/16/2020	310	319
AGFC Capital Trust
6.000% due 01/15/2067	3,080	1,571
AIG Global Funding
1.900% due 10/06/2021 (a)	2,000	1,996
Air Lease Corp.
3.000% due 09/15/2023	3,300	3,271
American Express Co.
4.900% due 03/15/2020 (c)	1,600	1,580
American Express Credit Corp.
1.906% due 09/14/2020	400	407
American Financial Group, Inc.
3.500% due 08/15/2026	300	301
American International Group, Inc.
3.300% due 03/01/2021	600	630
3.900% due 04/01/2026	23	24
American Tower Corp.
2.250% due 01/15/2022	700	700
2.800% due 06/01/2020	770	791
3.125% due 01/15/2027	3,300	3,294
5.000% due 02/15/2024	721	818
5.050% due 09/01/2020	89	99
AvalonBay Communities, Inc.
4.200% due 12/15/2023	5,200	5,701
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	17,246
Banco Santander Brasil S.A.
4.625% due 02/13/2017	12,150	12,244
Banco Santander Chile
1.565% due 04/11/2017 (f)	5,000	5,010
Bank of America Corp.
2.650% due 04/01/2019	6,700	6,847
3.875% due 08/01/2025 (f)	14,000	14,993
5.650% due 05/01/2018 (f)	6,515	6,913
5.700% due 05/02/2017	210	215
5.750% due 12/01/2017	25	26
6.875% due 04/25/2018 (f)	60,260	65,007
6.875% due 11/15/2018	800	884
7.625% due 06/01/2019	4,665	5,357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America N.A.
5.300% due 03/15/2017	$3,100	$3,155
6.100% due 06/15/2017	1,000	1,032
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.150% due 09/14/2018 (f)	5,600	5,650
Bank One Capital
8.750% due 09/01/2030	75	109
Barclays Bank PLC
7.625% due 11/21/2022	38,744	43,117
7.750% due 04/10/2023	15,060	15,794
Barclays PLC
2.917% due 08/10/2021	13,000	13,282
3.650% due 03/16/2025	5,200	5,149
Bear Stearns Cos. LLC
5.550% due 01/22/2017	7,630	7,731
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,048
5.375% due 12/09/2019	3,100	3,302
BNP Paribas S.A.
7.375% due 08/19/2025 (c)	300	300
BPCE S.A.
4.500% due 03/15/2025	5,700	5,766
Cantor Fitzgerald LP
6.500% due 06/17/2022	2,300	2,432
7.875% due 10/15/2019	13,200	14,688
Charles Schwab Corp.
3.000% due 03/10/2025	1,100	1,146
Citigroup, Inc.
1.763% due 06/07/2019	7,500	7,544
1.949% due 08/02/2021 (f)	41,500	41,734
CME Group, Inc.
3.000% due 03/15/2025	2,795	2,938
5.300% due 09/15/2043	500	643
Columbia Property Trust Operating Partnership LP
4.150% due 04/01/2025	1,400	1,466
Cooperatieve Rabobank UA
4.375% due 08/04/2025	600	635
8.400% due 06/29/2017 (c)	4,700	4,901
Credit Agricole S.A.
2.026% due 07/01/2021	4,400	4,436
8.125% due 09/19/2033	6,900	7,469
Credit Suisse AG
1.700% due 04/27/2018	10,000	10,010
6.500% due 08/08/2023	16,950	18,433
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,794
3.750% due 03/26/2025 (f)	10,600	10,556
3.800% due 09/15/2022	4,300	4,399
Crown Castle International Corp.
3.400% due 02/15/2021	3,680	3,855
4.875% due 04/15/2022	1,628	1,820
5.250% due 01/15/2023	1,700	1,931
DBS Group Holdings Ltd.
2.246% due 07/16/2019	4,100	4,173
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (c)	3,500	3,622
Deutsche Bank AG
1.350% due 05/30/2017	2,000	1,960
Digital Realty Trust LP
3.400% due 10/01/2020	500	522
4.750% due 10/01/2025	400	435
Doctors Co.
6.500% due 10/15/2023	675	767
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	771	808
EPR Properties
4.500% due 04/01/2025	900	914
ERP Operating LP
2.375% due 07/01/2019 (f)	9,400	9,598
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,718
Fidelity National Financial, Inc.
5.500% due 09/01/2022	200	220

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First American Financial Corp.
4.300% due 02/01/2023	$4,175	$4,294
FMR LLC
5.150% due 02/01/2043	300	347
Ford Motor Credit Co. LLC
1.605% due 01/09/2018	3,234	3,243
1.675% due 03/12/2019	904	905
1.724% due 12/06/2017	300	300
2.240% due 06/15/2018	4,700	4,739
2.241% due 01/08/2019	2,350	2,390
2.551% due 10/05/2018	3,478	3,531
2.943% due 01/08/2019	9,400	9,625
5.000% due 05/15/2018	1,513	1,589
5.750% due 02/01/2021	3,000	3,384
6.625% due 08/15/2017 (f)	22,350	23,330
8.000% due 12/15/2016	5,600	5,680
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	734	827
General Motors Financial Co., Inc.
2.400% due 04/10/2018	10,831	10,913
3.000% due 09/25/2017	4,900	4,965
3.200% due 07/06/2021	3,800	3,851
6.750% due 06/01/2018	5,531	5,955
Goldman Sachs Group, Inc.
1.481% due 05/22/2017	340	341
2.595% due 02/25/2021	4,600	4,732
3.750% due 05/22/2025	19,200	20,209
3.850% due 07/08/2024	5,000	5,320
5.250% due 07/27/2021	5,000	5,651
5.950% due 01/18/2018	800	844
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022	7,315	8,525
6.375% due 11/12/2020	300	348
6.375% due 04/15/2021	1,000	1,171
HBOS PLC
6.750% due 05/21/2018	34,030	36,454
Healthcare Realty Trust, Inc.
3.875% due 05/01/2025	600	621
5.750% due 01/15/2021	900	1,023
HSBC Bank PLC
4.125% due 08/12/2020	2,000	2,145
HSBC Bank USA N.A.
4.875% due 08/24/2020	385	418
HSBC Finance Corp.
6.676% due 01/15/2021	12,250	14,091
HSBC Holdings PLC
2.354% due 01/05/2022 (a)	3,600	3,619
2.650% due 01/05/2022 (a)	1,400	1,396
2.950% due 05/25/2021	400	406
3.081% due 03/08/2021	5,600	5,852
4.300% due 03/08/2026	2,700	2,899
7.625% due 05/17/2032	1,230	1,675
ING Bank NV
5.800% due 09/25/2023	8,500	9,519
Intercontinental Exchange, Inc.
4.000% due 10/15/2023 (f)	8,500	9,376
Intesa Sanpaolo SpA
3.875% due 01/16/2018	300	306
5.017% due 06/26/2024	5,200	4,755
6.500% due 02/24/2021	11,629	13,060
JPMorgan Chase & Co.
2.550% due 10/29/2020 (f)	5,200	5,305
3.875% due 09/10/2024	280	295
4.500% due 01/24/2022 (f)	7,900	8,735
6.000% due 01/15/2018	1,500	1,585
7.900% due 04/30/2018 (c)	3,300	3,395
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	22,550	23,521
JPMorgan Chase Capital
1.788% due 09/30/2034	3,000	2,463
KBC Bank NV
8.000% due 01/25/2023	5,000	5,320
Kilroy Realty LP
4.375% due 10/01/2025	3,800	4,113
KKR Group Finance Co. LLC
5.125% due 06/01/2044	1,900	1,942

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	73

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Legg Mason, Inc.
5.625% due 01/15/2044		$1,000	$1,044
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017 ^		8,150	626
6.875% due 05/02/2018 ^		16,693	1,303
7.875% due 05/08/2018 ^	GBP	16,500	2,087
Lloyds Banking Group PLC
3.100% due 07/06/2021		$24,700	25,266
MetLife, Inc.
6.400% due 12/15/2066		30	33
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,568
Mitsubishi UFJ Financial Group, Inc.
1.912% due 09/13/2021		17,000	16,993
2.722% due 03/01/2021		400	415
Mizuho Financial Group, Inc.
2.632% due 04/12/2021 (f)		5,000	5,066
Morgan Stanley
2.650% due 01/27/2020		100	102
3.875% due 01/27/2026		4,500	4,796
4.350% due 09/08/2026		280	300
Nationwide Building Society
3.900% due 07/21/2025 (f)		7,000	7,600
Navient Corp.
5.500% due 01/15/2019		700	712
8.450% due 06/15/2018		17,001	18,319
New York Life Global Funding
2.350% due 07/14/2026		5,500	5,478
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		6,100	6,288
4.950% due 04/01/2024		1,850	1,949
5.250% due 01/15/2026		1,200	1,282
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		1,200	1,346
Pacific Life Insurance Co.
9.250% due 06/15/2039		900	1,408
PNC Preferred Funding Trust
2.500% due 03/15/2017 (c)		2,300	2,208
Protective Life Global Funding
2.700% due 11/25/2020		3,050	3,139
Reliance Standard Life Global Funding
2.500% due 04/24/2019 (f)		9,000	9,154
Rio Oil Finance Trust
9.250% due 07/06/2024		1,810	1,670
9.750% due 01/06/2027		1,830	1,670
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		26,135	29,271
Royal Bank of Scotland PLC
9.500% due 03/16/2022		6,861	7,086
Santander Holdings USA, Inc.
4.500% due 07/17/2025		500	521
Santander UK PLC
2.375% due 03/16/2020		238	241
5.000% due 11/07/2023		1,400	1,464
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		10,000	10,170
SL Green Realty Corp.
4.500% due 12/01/2022		7,200	7,507
5.000% due 08/15/2018		9,050	9,454
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)		14,000	15,893
Standard Chartered PLC
7.500% due 04/02/2022 (c)		400	397
State Street Capital Trust
1.850% due 06/01/2077		15,500	13,349
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,707	1,727
Sumitomo Mitsui Financial Group, Inc.
2.514% due 03/09/2021		2,400	2,474
2.632% due 07/14/2026		99	98
Synchrony Financial
3.000% due 08/15/2019		2,400	2,459
3.750% due 08/15/2021		1,200	1,264
4.500% due 07/23/2025		2,500	2,648

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tanger Properties LP
3.750% due 12/01/2024	$900	$948
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	2,800	2,846
Tiers Trust
8.125% due 09/15/2017	96	99
Total System Services, Inc.
3.800% due 04/01/2021	950	1,009
UBS AG
1.800% due 03/26/2018	15,000	15,033
4.750% due 05/22/2023	1,100	1,123
5.125% due 05/15/2024	1,000	1,035
7.625% due 08/17/2022	20,025	23,379
UBS Group Funding Jersey Ltd.
2.453% due 04/14/2021	5,100	5,228
2.950% due 09/24/2020	2,175	2,230
3.000% due 04/15/2021	1,400	1,440
UDR, Inc.
3.750% due 07/01/2024	7,050	7,483
USB Capital
3.500% due 10/31/2016 (c)	14,250	12,219
Vonovia Finance BV
3.200% due 10/02/2017 (f)	16,800	17,006
5.000% due 10/02/2023	5,755	6,333
Vornado Realty LP
2.500% due 06/30/2019	8,200	8,320
Wachovia Capital Trust
5.570% due 10/31/2016 (c)	10,010	9,997
WEA Finance LLC
3.250% due 10/05/2020 (f)	11,700	12,202
Wells Fargo & Co.
3.550% due 09/29/2025	92	97
Welltower, Inc.
4.250% due 04/01/2026	300	325
Weyerhaeuser Co.
6.950% due 08/01/2017	3,900	4,065
7.375% due 10/01/2019	7,834	9,012
XLIT Ltd.
4.450% due 03/31/2025	1,100	1,119

		1,112,887

INDUSTRIALS 24.1%
AbbVie, Inc.
2.300% due 05/14/2021	2,900	2,929
2.500% due 05/14/2020	5,600	5,721
Actavis Funding SCS
3.000% due 03/12/2020	8,100	8,357
3.450% due 03/15/2022	3,800	3,995
3.800% due 03/15/2025	1,400	1,485
4.850% due 06/15/2044	350	387
Allergan, Inc.
1.350% due 03/15/2018	1,000	997
2.800% due 03/15/2023	1,000	997
Amazon.com, Inc.
3.800% due 12/05/2024	1,950	2,166
American Airlines Pass-Through Trust
3.600% due 03/22/2029	683	725
Amgen, Inc.
4.663% due 06/15/2051	2,100	2,262
Anadarko Petroleum Corp.
8.700% due 03/15/2019	2,700	3,076
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	8,700	9,335
Baidu, Inc.
3.250% due 08/06/2018	500	514
3.500% due 11/28/2022	3,700	3,919
Baxalta, Inc.
2.875% due 06/23/2020	300	308
Boston Scientific Corp.
2.650% due 10/01/2018	3,830	3,919
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	2,225	2,344
8.125% due 04/15/2020	7,000	8,558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cardinal Health, Inc.
2.400% due 11/15/2019	$550	$563
CBS Corp.
2.900% due 01/15/2027	74	72
Charter Communications Operating LLC
4.464% due 07/23/2022	9,200	9,947
4.908% due 07/23/2025	8,000	8,847
Cimarex Energy Co.
5.875% due 05/01/2022	1,549	1,622
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,300	2,491
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	56
ConAgra Foods, Inc.
2.100% due 03/15/2018	3,000	3,025
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,860	7,366
7.250% due 05/10/2021	623	713
Continental Resources, Inc.
3.800% due 06/01/2024	3,750	3,450
Cox Communications, Inc.
3.250% due 12/15/2022	3,250	3,277
Crown Castle Towers LLC
3.663% due 05/15/2045	800	844
6.113% due 01/15/2040	995	1,104
CSX Corp.
3.950% due 05/01/2050	1,000	1,006
CVS Pass-Through Trust
7.507% due 01/10/2032	1,856	2,376
Delphi Automotive PLC
4.250% due 01/15/2026	1,700	1,857
Diamond Finance Corp.
3.480% due 06/01/2019	9,500	9,775
4.420% due 06/15/2021	15,650	16,374
EMD Finance LLC
1.700% due 03/19/2018	801	802
Energy Transfer Partners LP
4.150% due 10/01/2020	2,815	2,947
4.650% due 06/01/2021	4,900	5,224
6.125% due 02/15/2017	50	51
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,100	1,128
3.900% due 02/15/2024	700	734
3.950% due 02/15/2027	2,407	2,525
4.050% due 02/15/2022	9	10
6.500% due 01/31/2019	1,434	1,591
EQT Midstream Partners LP
4.000% due 08/01/2024	1,800	1,773
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	2,000	2,053
3.625% due 10/15/2020	5,600	5,946
5.000% due 10/15/2025	4,700	5,372
Glencore Finance Canada Ltd.
2.700% due 10/25/2017	6,800	6,812
3.600% due 01/15/2017	1,906	1,908
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	1,028
GTL Trade Finance, Inc.
7.250% due 10/20/2017	2,600	2,730
Halliburton Co.
2.000% due 08/01/2018	1,000	1,007
Harris Corp.
1.999% due 04/27/2018	1,500	1,509
HCA, Inc.
5.875% due 03/15/2022	5,000	5,550
Home Depot, Inc.
2.625% due 06/01/2022	255	265
Hyundai Capital America
2.875% due 08/09/2018	4,000	4,083
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	8,700	8,991
3.500% due 02/11/2023	1,300	1,368
4.250% due 07/21/2025	5,000	5,483

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	$770	$777
3.500% due 03/01/2021	5,344	5,524
3.950% due 09/01/2022	2,700	2,834
4.300% due 05/01/2024	500	518
6.000% due 02/01/2017	300	304
Kinder Morgan, Inc.
5.550% due 06/01/2045	5,000	5,159
7.800% due 08/01/2031	12,885	15,751
8.050% due 10/15/2030	9,200	10,875
KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,616
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	387	378
Lender Processing Services, Inc.
5.750% due 04/15/2023	2,393	2,531
Lockheed Martin Corp.
2.500% due 11/23/2020	680	703
Marks & Spencer PLC
6.250% due 12/01/2017	2,613	2,751
Marriott International, Inc.
2.300% due 01/15/2022	800	808
Masco Corp.
7.125% due 03/15/2020	1,000	1,155
Medtronic, Inc.
1.650% due 03/15/2020	1,000	1,014
Motorola Solutions, Inc.
4.000% due 09/01/2024	3,000	3,041
NetApp, Inc.
3.375% due 06/15/2021	750	786
Northwest Pipeline LLC
5.950% due 04/15/2017	200	204
NXP BV
3.875% due 09/01/2022	5,300	5,565
ONEOK Partners LP
3.375% due 10/01/2022	2,000	2,021
5.000% due 09/15/2023	2,300	2,499
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	2,650	2,652
Oracle Corp.
3.400% due 07/08/2024	5	5
Packaging Corp. of America
3.900% due 06/15/2022	4,850	5,135
Petrofac Ltd.
3.400% due 10/10/2018	3,600	3,622
Pioneer Natural Resources Co.
6.650% due 03/15/2017	800	818
6.875% due 05/01/2018	4,800	5,158
7.500% due 01/15/2020	3,572	4,136
QUALCOMM, Inc.
1.361% due 05/20/2020	3,000	3,004
QVC, Inc.
4.450% due 02/15/2025	5,370	5,327
4.850% due 04/01/2024	700	712
Regency Energy Partners LP
5.000% due 10/01/2022	1,000	1,057
5.500% due 04/15/2023	1,022	1,056
5.750% due 09/01/2020	300	326
5.875% due 03/01/2022	150	166
6.500% due 07/15/2021	3,298	3,413
RELX Capital, Inc.
3.125% due 10/15/2022	278	285
SABMiller Holdings, Inc.
2.200% due 08/01/2018	4,500	4,561
SBA Tower Trust
2.877% due 07/15/2046	1,200	1,222
3.598% due 04/15/2043	27,600	27,710
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	3,300	3,320
Sky PLC
6.100% due 02/15/2018	5,000	5,278
Solvay Finance America LLC
3.400% due 12/03/2020	1,000	1,048

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	$100	$102
Southwestern Energy Co.
4.100% due 03/15/2022	850	776
7.500% due 02/01/2018	600	632
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	2,270	2,324
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022	1,500	1,574
Time Warner Cable LLC
4.000% due 09/01/2021	84	89
6.550% due 05/01/2037	1,900	2,264
6.750% due 07/01/2018	5,300	5,761
8.750% due 02/14/2019	600	692
Time Warner, Inc.
7.625% due 04/15/2031	505	718
7.700% due 05/01/2032	185	264
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,740	2,077
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,700	1,714
3.450% due 01/07/2030	2,000	2,088
Viacom, Inc.
2.500% due 09/01/2018	5,550	5,608
2.750% due 12/15/2019	900	915
3.250% due 03/15/2023	4,350	4,379
4.250% due 09/01/2023	2,306	2,460
Volkswagen Group of America Finance LLC
1.251% due 11/20/2017	1,085	1,082
1.281% due 05/22/2018	21,579	21,458
1.650% due 05/22/2018	10,400	10,371
Volkswagen International Finance NV
2.125% due 11/20/2018	1,700	1,708
VW Credit, Inc.
2.250% due 03/23/2018	200	201
Wesfarmers Ltd.
1.874% due 03/20/2018	5,000	5,013
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,734
Western Gas Partners LP
4.650% due 07/01/2026	5,900	6,121
WestRock RKT Co.
4.450% due 03/01/2019	1,100	1,166
Williams Partners LP
4.300% due 03/04/2024	1,000	1,025
Wyeth LLC
7.250% due 03/01/2023	8,000	10,405
Wynn Las Vegas LLC
5.375% due 03/15/2022	500	519
5.500% due 03/01/2025	9,500	9,607
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	901	907
2.700% due 04/01/2020	4,800	4,908
3.550% due 04/01/2025	3,700	3,822
4.250% due 08/15/2035	1,000	1,020
Zoetis, Inc.
3.450% due 11/13/2020	1,500	1,570

		471,548

UTILITIES 4.3%
AEP Texas Central Co.
6.650% due 02/15/2033	300	387
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	10,015
BG Energy Capital PLC
4.000% due 10/15/2021 (f)	7,000	7,663
Bharti Airtel Ltd.
4.375% due 06/10/2025	600	623
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,182	604
BVPS Funding Corp.
8.890% due 06/01/2017	66	67

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	$2,821	$3,650
E.ON International Finance BV
5.800% due 04/30/2018	5,000	5,314
Emera U.S. Finance LP
2.150% due 06/15/2019	2,700	2,731
Entergy Corp.
4.000% due 07/15/2022	3,050	3,313
Exelon Corp.
2.850% due 06/15/2020	300	311
Exelon Generation Co. LLC
6.200% due 10/01/2017	5,000	5,222
FirstEnergy Corp.
4.250% due 03/15/2023	200	212
7.375% due 11/15/2031	288	375
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	544
9.250% due 04/23/2019	4,000	4,612
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	500	530
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (d)	2,787	543
6.750% due 10/01/2023 (d)	684	133
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,467
Pacific Bell Telephone Co.
7.125% due 03/15/2026 (f)	8,029	10,409
Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	525
Petroleos Mexicanos
4.875% due 01/24/2022	1,500	1,530
8.000% due 05/03/2019	2,500	2,823
Plains All American Pipeline LP
3.600% due 11/01/2024	1,050	1,023
3.650% due 06/01/2022	5,583	5,667
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,933
Rosneft Finance S.A.
7.875% due 03/13/2018	4,750	5,092
Southwestern Electric Power Co.
5.875% due 03/01/2018	3,000	3,174
Verizon Communications, Inc.
1.375% due 08/15/2019	3,000	2,987
5.012% due 08/21/2054	358	398

		84,877

Total Corporate Bonds & Notes (Cost $1,602,533)		1,669,312

MUNICIPAL BONDS & NOTES 14.0%

CALIFORNIA 6.6%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	147
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	19,720	31,558
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	100	140
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	2,700	4,103
7.550% due 04/01/2039	10,730	17,194
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	45,170	73,272
7.700% due 11/01/2030	500	613
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	156
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	804

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	75

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	$300	$435
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	300	430
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	450

		129,302

GEORGIA 1.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	100	135
6.655% due 04/01/2057	15,200	20,452

		20,587

ILLINOIS 2.8%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	770
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	31,300	41,738
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	8,800	9,762
7.750% due 01/01/2042	50	54
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	205
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	1,000	1,078
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	2,000	1,930

		55,537

INDIANA 0.0%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	300	407

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	378

NEW YORK 0.1%
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	300	416
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	100	145
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	385

		946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 3.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	$300	$399
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	38,510	64,254

		64,653

UTAH 0.1%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	994

Total Municipal Bonds & Notes (Cost $256,718)		272,804

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae, TBA
3.000% due 12/01/2046	6,200	6,419
3.500% due 11/01/2046	67,200	70,840
4.000% due 11/01/2046	10,000	10,728
Ginnie Mae
8.500% due 08/15/2030	21	24

Total U.S. Government Agencies (Cost $87,780)		88,011

U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Bonds
2.500% due 05/15/2046 (f)	55,919	58,066
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2018 (h)	4,789	4,843
0.375% due 07/15/2025 (h)(j)	5,784	5,985
2.375% due 01/15/2025 (h)(j)	18,448	22,025
U.S. Treasury Notes
0.750% due 08/31/2018 (f)	16,900	16,897

Total U.S. Treasury Obligations (Cost $106,903)		107,816

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Structured Asset Mortgage Investments Trust
1.231% due 03/19/2034	1,116	1,082

Total Non-Agency Mortgage-Backed Securities (Cost $1,049)		1,082

ASSET-BACKED SECURITIES 1.1%
Cavalry CLO Ltd.
2.049% due 01/16/2024	2,651	2,650
Eagle Ltd.
2.570% due 12/15/2039	788	779
Elm CLO Ltd.
2.079% due 01/17/2023	3,467	3,476
LCM LP
1.873% due 07/14/2022	528	528
Race Point CLO Ltd.
1.637% due 12/15/2022	2,777	2,780
Voya CLO Ltd.
1.980% due 10/15/2022	4,400	4,402
2.000% due 10/15/2022	7,800	7,796

Total Asset-Backed Securities (Cost $22,410)		22,411

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 1.8%

BANKING & FINANCE 1.8%
Wells Fargo & Co.
7.500% (c)	27,300	$35,497

Total Convertible Preferred Securities (Cost $21,287)		35,497

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
CoBank ACB
6.200% due 01/01/2025 (c)	30,000	3,148

Total Preferred Securities (Cost $3,000)		3,148

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.4%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.641% due 09/08/2017	$5,800	5,819

COMMERCIAL PAPER 0.8%
Electricite de France S.A.
1.175% due 01/23/2017	6,000	5,979
Mizuho Bank Ltd.
0.900% due 11/18/2016	3,000	2,998
Shell International Finance BV
1.020% due 05/10/2017	6,000	5,964

		14,941

REPURCHASE AGREEMENTS (e) 0.3%
		5,462

Total Short-Term Instruments (Cost $26,199)		26,222

Total Investments in Securities (Cost $2,181,592)		2,280,394

	SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	1,039,878	10,280

Total Short-Term Instruments (Cost $10,280)		10,280

Total Investments in Affiliates (Cost $10,280)		10,280

Total Investments 117.3% (Cost $2,191,872)		$2,290,674

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $(1,458))		3,817

Other Assets and Liabilities, net (17.5)%		(341,150)

Net Assets 100.0%		$1,953,341

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$9,214	$9,398	0.49%
Delta Air Lines, Inc.	2.531	09/30/2019	09/29/2014	13,893	13,881	0.71
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	03/05/2015	722	133	0.01
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/06/2014	2,296	543	0.02

				$26,125	$23,955	1.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$5,462	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(5,578)	$5,462	$5,462

Total Repurchase Agreements						$(5,578)	$5,462	$5,462

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.450%	09/13/2016	10/13/2016	$(7,941)	$(7,943)
JPS	(1.000)	09/27/2016	10/04/2016	(16,900)	(16,897)
	0.350	09/07/2016	10/07/2016	(10,129)	(10,132)
RDR	1.150	08/02/2016	11/02/2016	(10,508)	(10,529)
	1.160	08/05/2016	11/07/2016	(30,090)	(30,147)
SCX	0.850	07/18/2016	10/18/2016	(16,592)	(16,698)
	0.850	08/17/2016	10/18/2016	(11,807)	(11,821)
	0.870	07/26/2016	10/26/2016	(5,176)	(5,185)
	0.890	07/26/2016	10/26/2016	(18,767)	(18,799)
	0.890	08/17/2016	10/26/2016	(7,300)	(7,309)
	0.900	08/04/2016	11/04/2016	(57,813)	(57,900)
	0.900	08/17/2016	11/04/2016	(6,566)	(6,574)
UBS	1.100	08/22/2016	11/21/2016	(21,803)	(21,831)
	1.100	08/29/2016	11/21/2016	(14,034)	(14,049)

Total Reverse Repurchase Agreements					$(235,814)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
GSC	1.100%	09/28/2016	10/05/2016	$(7,902)	$(7,903)

Total Sale-Buyback Transactions					$(7,903)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(359,521) at a weighted average interest rate of 0.740%.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	77

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(f)	Securities with an aggregate market value of $252,156 and cash of $69 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(7,943)	$0	$(7,943)	$7,996	$53
JPS	0	(27,029)	0	(27,029)	26,830	(199)
RDR	0	(40,676)	0	(40,676)	42,054	1,378
SCX	0	(124,286)	0	(124,286)	129,233	4,947
SSB	5,462	0	0	5,462	(5,578)	(116)
UBS	0	(35,880)	0	(35,880)	38,323	2,443

Master Securities Forward Transaction Agreement
GSC	0	0	(7,903)	(7,903)	7,788	(115)

Total Borrowings and Other Financing Transactions	$5,462	$(235,814)	$(7,903)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(59,812)	$(141,030)	$0	$(200,842)
U.S. Treasury Obligations	0	(34,972)	0	0	(34,972)

Total	$0	$(94,784)	$(141,030)	$0	$(235,814)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(7,903)	0	0	(7,903)

Total	$0	$(7,903)	$0	$0	$(7,903)

Total Borrowings	$0	$(102,687)	$(141,030)	$0	$(243,717)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(243,717)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	2,094	$(72)	$105	$0
90-Day Eurodollar June Futures	Short	06/2017	108	47	3	0
90-Day Eurodollar March Futures	Short	03/2017	626	(36)	8	0
90-Day Eurodollar September Futures	Short	09/2017	108	41	4	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	740	157	0	(156)
U.S. Treasury 10-Year Note December Futures	Short	12/2016	252	(201)	106	0
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2016	62	(243)	133	0

Total Futures Contracts				$(307)	$359	$(156)

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2020	0.667%	$	800	$11	$25	$1	$0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.859		10,600	83	8	5	0
Kinder Morgan, Inc.	1.000	12/20/2021	1.700		600	(21)	(1)	0	(2)
MetLife, Inc.	1.000	12/20/2021	1.230		10,400	(113)	32	8	0

						$(40)	$64	$14	$(2)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR *	1.750%	12/21/2026	$134,000	$(3,339)	$(491)	$726	$0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	13,550	(2,315)	(564)	245	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046	24,600	(2,469)	(467)	441	0

					$(8,123)	$(1,522)	$1,412	$0

Total Swap Agreements					$(8,163)	$(1,458)	$1,426	$(2)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(h)	Securities with an aggregate market value of $21,045 and cash of $ 2,309 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$359	$1,426	$1,785	$0	$(156)	$(2)	$(158)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$	5,400	$562	$115
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		13,400	634	261
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017		29,450	120	68
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		12,400	620	265
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		8,800	770	140
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017		9,200	743	77
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		10,300	930	163
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		16,950	1,582	261
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		18,100	1,674	277

								$7,635	$1,627

Total Purchased Options								$7,635	$1,627

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	79

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-26 5-Year Index	Buy	0.650%	10/19/2016	$6,200	$(4)	$(2)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.850	10/19/2016	6,200	(9)	(1)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	10/19/2016	13,500	(24)	(1)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	11/16/2016	3,200	(4)	(1)
JPM	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	12/21/2016	12,700	(9)	(15)
	Put - OTC CDX.IG-27 5-Year Index	Sell	1.100	12/21/2016	12,700	(17)	(7)
MYC	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	11/16/2016	4,900	(7)	(2)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.050	12/21/2016	25,200	(39)	(12)

						$(113)	$(41)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$	23,800	$(562)	$(56)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		68,600	(702)	(245)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		62,000	(626)	(223)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017		6,400	(120)	(204)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		38,800	(780)	(87)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017		39,400	(740)	(37)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		45,200	(925)	(102)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		154,250	(3,281)	(349)

								$(7,736)	$(1,303)

Total Written Options								$(7,849)	$(1,344)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period	Sales	Closing Buys	Expirations	Exercised	Balance at End of Period
# of Contracts	0	234	0	(234)	0	0
Notional Amount in $	$688,850	$158,400	$0	$(302,900)	$(21,300)	$523,050
Premiums	$(8,452)	$(316)	$0	$898	$21	$(7,849)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	Darden Restaurants, Inc.	(1.000)%	06/20/2020	0.529%	$ 3,500	$(4)	$(58)	$0	$(62)
	Dow Chemical Co.	(1.000)	12/20/2020	0.680	2,600	(27)	(8)	0	(35)

						$(31)	$(66)	$0	$(97)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Goldman Sachs Group, Inc.	1.000%	12/20/2021	1.030%	$ 3,200	$5	$(9)	$0	$(4)
BPS	China Government International Bond	1.000	09/20/2020	0.813	2,900	(14)	36	22	0
	China Government International Bond	1.000	06/20/2021	0.972	6,500	(68)	79	11	0
	Goldman Sachs Group, Inc.	1.000	12/20/2021	1.030	13,300	20	(35)	0	(15)
	Petrobras Global Finance BV	1.000	06/20/2018	2.255	3,000	(52)	(11)	0	(63)
BRC	Anadarko Petroleum Corp.	1.000	12/20/2020	1.545	4,500	(573)	476	0	(97)
	Berkshire Hathaway, Inc.	1.000	12/20/2021	0.859	4,200	23	8	31	0
	China Government International Bond	1.000	09/20/2020	0.812	1,050	0	8	8	0
	Ford Motor Co.	5.000	12/20/2017	0.420	30,000	928	805	1,733	0
	General Electric Co.	1.000	12/20/2017	0.137	750	(2)	10	8	0
	Italy Government International Bond	1.000	06/20/2020	1.163	19,500	21	(128)	0	(107)

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Mexico Government International Bond	1.000%	09/20/2020	1.305%	$ 3,200	$(46)	$10	$0	$(36)
	Prudential Financial, Inc.	1.000	09/20/2019	0.579	3,900	49	1	50	0
CBK	China Government International Bond	1.000	09/20/2020	0.813	600	0	5	5	0
	International Lease Finance Corp.	5.000	06/20/2021	1.522	3,500	503	46	549	0
	Mexico Government International Bond	1.000	09/20/2020	1.305	3,700	(51)	9	0	(42)
	Volkswagen International Finance NV	1.000	12/20/2020	0.939	4,500	(289)	303	14	0
DBL	Petroleos Mexicanos	1.000	09/20/2020	2.655	2,000	(79)	(44)	0	(123)
DUB	MetLife, Inc.	1.000	09/20/2021	1.166	24,500	192	(376)	0	(184)
	Mexico Government International Bond	1.000	12/20/2021	1.648	2,473	(83)	5	0	(78)
	Morgan Stanley	1.000	03/20/2021	0.855	5,000	(26)	59	33	0
	Prudential Financial, Inc.	1.000	09/20/2021	1.087	14,700	127	(183)	0	(56)
GST	China Government International Bond	1.000	09/20/2020	0.813	2,700	(3)	24	21	0
	Enbridge, Inc.	1.000	09/20/2017	0.667	6,000	34	(12)	22	0
	Ford Motor Co.	5.000	12/20/2021	1.785	10,900	1,655	74	1,729	0
	General Motors Co.	5.000	06/20/2021	1.749	500	66	7	73	0
	Italy Government International Bond	1.000	06/20/2021	1.331	9,400	(145)	10	0	(135)
	MetLife, Inc.	1.000	12/20/2020	0.924	1,000	5	(2)	3	0
	MetLife, Inc.	1.000	06/20/2021	1.094	4,600	(69)	51	0	(18)
	Mexico Government International Bond	1.000	09/20/2020	1.305	3,000	(42)	8	0	(34)
	Morgan Stanley	1.000	06/20/2020	0.746	3,800	23	13	36	0
	Petroleos Mexicanos	1.000	09/20/2020	2.655	100	(4)	(2)	0	(6)
HUS	Brazil Government International Bond	1.000	09/20/2020	2.062	2,000	(116)	36	0	(80)
	China Government International Bond	1.000	09/20/2020	0.813	2,950	(7)	29	22	0
	China Government International Bond	1.000	06/20/2021	0.972	2,400	(22)	26	4	0
	Mexico Government International Bond	1.000	12/20/2021	1.648	527	(19)	2	0	(17)
	Petrobras Global Finance BV	1.000	06/20/2019	3.256	2,300	(105)	(29)	0	(134)
JPM	Anadarko Petroleum Corp.	1.000	06/20/2021	1.717	700	(45)	23	0	(22)
	Devon Energy Corp.	1.000	06/20/2021	1.774	2,750	(263)	169	0	(94)
	Domtar Corp.	1.000	03/20/2019	0.429	1,000	(10)	24	14	0
	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.947	21,300	(24)	83	59	0
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364	7,500	(946)	838	0	(108)
	Petroleos Mexicanos	1.000	09/20/2020	2.655	2,300	(94)	(47)	0	(141)
	Volkswagen International Finance NV	1.000	12/20/2020	0.939	1,300	(83)	87	4	0
MYC	Domtar Corp.	1.000	03/20/2019	0.429	1,000	(12)	26	14	0
	Enbridge, Inc.	1.000	12/20/2017	0.749	3,000	(22)	32	10	0
	Enterprise Products Operating LLC	1.000	06/20/2021	1.485	1,500	(43)	11	0	(32)
	General Electric Co.	1.000	12/20/2017	0.137	24,500	(236)	504	268	0
SOG	Spain Government International Bond	1.000	06/20/2021	0.716	9,200	(94)	217	123	0
UAG	China Government International Bond	1.000	06/20/2021	0.972	3,000	(25)	30	5	0

						$(61)	$3,306	$4,871	$(1,626)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
DUB	CMBX.NA.BBB-.7 Index	3.000%	01/17/2047	$700	$(67)	$9	$0	$(58)
GST	CMBX.NA.AAA.9 Index	0.500	09/17/2058	1,400	(53)	2	0	(51)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	200	(35)	1	0	(34)
MEI	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	5,000	(306)	(108)	0	(414)
MYC	CMBX.NA.AAA.9 Index	0.500	09/17/2058	5,800	(220)	7	0	(213)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	4,300	(297)	(86)	0	(383)
	MCDX-24 10-Year Index	1.000	06/20/2025	5,750	(174)	71	0	(103)

					$(1,152)	$(104)	$0	$(1,256)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	81

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
JPM	Receive	3-Month USD-CPURNSA *	1.555%	09/15/2018	$13,000	$0	$15	$15	$0

Total Swap Agreements						$(1,244)	$3,151	$4,886	$(2,979)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(j)	Securities with an aggregate market value of $1,083 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure
BOA	$0	$0	$0	$0	$0	$(5)	$(4)	$(9)	$(9)	$0	$(9)
BPS	0	0	33	33	0	0	(78)	(78)	(45)	74	29
BRC	0	0	1,830	1,830	0	0	(240)	(240)	1,590	(1,620)	(30)
CBK	0	0	568	568	0	0	(42)	(42)	526	(610)	(84)
DBL	0	0	0	0	0	0	(123)	(123)	(123)	0	(123)
DUB	0	376	33	409	0	(301)	(376)	(677)	(268)	275	7
GLM	0	333	0	333	0	(427)	0	(427)	(94)	0	(94)
GST	0	0	1,884	1,884	0	0	(375)	(375)	1,509	(1,570)	(61)
HUS	0	0	26	26	0	0	(231)	(231)	(205)	210	5
JPM	0	140	92	232	0	(109)	(365)	(474)	(242)	180	(62)
MEI	0	0	0	0	0	0	(414)	(414)	(414)	344	(70)
MYC	0	778	292	1,070	0	(502)	(731)	(1,233)	(163)	(200)	(363)
SOG	0	0	123	123	0	0	0	0	123	0	123
UAG	0	0	5	5	0	0	0	0	5	0	5

Total Over the Counter	$0	$1,627	$4,886	$6,513	$0	$(1,344)	$(2,979)	$(4,323)

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$359	$359
Swap Agreements	0	14	0	0	1,412	1,426

	$0	$14	$0	$0	$1,771	$1,785

Over the counter
Purchased Options	$0	$0	$0	$0	$1,627	$1,627
Swap Agreements	0	4,871	0	0	15	4,886

	$0	$4,871	$0	$0	$1,642	$6,513

	$0	$4,885	$0	$0	$3,413	$8,298

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$156	$156
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$0	$156	$158

Over the counter
Written Options	$0	$41	$0	$0	$1,303	$1,344
Swap Agreements	0	2,979	0	0	0	2,979

	$0	$3,020	$0	$0	$1,303	$4,323

	$0	$3,022	$0	$0	$1,459	$4,481

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$87	$87
Futures	0	0	0	0	(1,264)	(1,264)
Swap Agreements	0	515	0	0	(21,416)	(20,901)

	$0	$515	$0	$0	$(22,593)	$(22,078)

Over the counter
Purchased Options	$0	$0	$0	$0	$(64)	$(64)
Written Options	0	789	0	0	21	810
Swap Agreements	0	1,197	0	0	(152)	1,045

	$0	$1,986	$0	$0	$(195)	$1,791

	$0	$2,501	$0	$0	$(22,788)	$(20,287)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,092	$3,092
Swap Agreements	0	446	0	0	15,464	15,910

	$0	$446	$0	$0	$18,556	$19,002

Over the counter
Purchased Options	$0	$0	$0	$0	$(2,229)	$(2,229)
Written Options	0	(602)	0	0	1,819	1,217
Swap Agreements	0	4,495	0	0	175	4,670

	$0	$3,893	$0	$0	$(235)	$3,658

	$0	$4,339	$0	$0	$18,321	$22,660

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	83

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$28,673	$25,418	$54,091
Corporate Bonds & Notes
Banking & Finance	0	1,112,887	0	1,112,887
Industrials	0	471,548	0	471,548
Utilities	0	84,877	0	84,877
Municipal Bonds & Notes
California	0	129,302	0	129,302
Georgia	0	20,587	0	20,587
Illinois	0	55,537	0	55,537
Indiana	0	407	0	407
Massachusetts	0	378	0	378
New York	0	946	0	946
Ohio	0	64,653	0	64,653
Utah	0	994	0	994
U.S. Government Agencies	0	88,011	0	88,011
U.S. Treasury Obligations	0	107,816	0	107,816
Non-Agency Mortgage-Backed Securities	0	1,082	0	1,082
Asset-Backed Securities	0	22,411	0	22,411
Convertible Preferred Securities
Banking & Finance	0	35,497	0	35,497
Preferred Securities
Banking & Finance	0	3,148	0	3,148
Short-Term Instruments
Certificates of Deposit	0	5,819	0	5,819
Commercial Paper	0	14,941	0	14,941

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Repurchase Agreements	$0	$5,462	$0	$5,462

	$0	$2,254,976	$25,418	$2,280,394

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,280	$0	$0	$10,280

Total Investments	$10,280	$2,254,976	$25,418	$2,290,674

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	359	1,426	0	1,785
Over the counter	0	6,513	0	6,513

	$359	$7,939	$0	$8,298

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(156)	(2)	0	(158)
Over the counter	0	(4,323)	0	(4,323)

	$(156)	$(4,325)	$0	$(4,481)

Totals	$10,483	$2,258,590	$25,418	$2,294,491

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$27,162	$0	$(2,026)	$0	$0	$282	$0	$0	$25,418	$261
Asset-Backed Securities	946	0	(175)	0	0	8	0	(779)	0	0

	$28,108	$0	$(2,201)	$0	$0	$290	$0	$(779)	$25,418	$261

Financial Derivative Instruments - Liabilities
Over the counter	$(5)	$0	$0	$0	$0	$5	$0	$0	$0	$0

Totals	$28,103	$0	$(2,201)	$0	$0	$295	$0	$(779)	$25,418	$261

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$25,418	Proxy Pricing	Base Price	98.75-102.00

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.5%

BANK LOAN OBLIGATIONS 3.7%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023	$18,411	$18,653
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (e)	59,670	60,863
Charter Communications Operating LLC
3.000% due 07/01/2020	38,648	38,790
3.000% due 01/04/2021	12,820	12,862
3.500% due 01/24/2023	42,288	42,608
Delos Finance SARL
3.588% due 03/06/2021	44,602	44,953
Delta Air Lines, Inc.
2.531% due 09/30/2019 (e)	83,561	83,488
2.792% due 05/09/2019 (e)	20,354	20,353
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	55,069	55,298
Hail Corp.
4.703% due 07/15/2041	26,909	27,080
HCA, Inc.
3.774% due 03/17/2023	4,565	4,623
Hilton Worldwide Finance LLC
3.024% - 3.500% due 10/25/2023	19,506	19,673
3.500% due 10/26/2020	1,908	1,919
Las Vegas Sands LLC
3.250% due 12/19/2020	153,856	154,886
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (e)	61,419	61,331
Orion Engineered Carbons GmbH
4.000% due 09/07/2023	500	503
Pennon Group PLC
5.125% due 12/15/2020	16,442	16,254
Rise Ltd.
4.750% due 01/31/2021 (e)	18,794	18,574

Total Bank Loan Obligations (Cost $678,541)		682,711

CORPORATE BONDS & NOTES 80.4%

BANKING & FINANCE 24.8%
ABN AMRO Bank NV
4.750% due 07/28/2025	5,300	5,587
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021	1,600	1,678
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,929
Alleghany Corp.
4.900% due 09/15/2044	5,400	5,624
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	4,100	4,298
American Express Co.
4.900% due 03/15/2020 (d)	17,900	17,676
American International Group, Inc.
3.875% due 01/15/2035	18,759	18,491
3.900% due 04/01/2026	6,900	7,318
4.375% due 01/15/2055	9,800	9,365
4.500% due 07/16/2044	50,000	51,258
4.700% due 07/10/2035	9,550	10,352
4.800% due 07/10/2045	1,200	1,278
American Tower Corp.
2.250% due 01/15/2022	2,200	2,198
3.125% due 01/15/2027	8,200	8,185
3.375% due 10/15/2026	2,500	2,541
3.500% due 01/31/2023	100	104
4.400% due 02/15/2026	4,900	5,380
4.700% due 03/15/2022	32,925	36,643
5.000% due 02/15/2024	2,250	2,554
Aon PLC
4.250% due 12/12/2042	5,050	5,094
4.450% due 05/24/2043	7,550	7,887
4.600% due 06/14/2044	1,200	1,278
Aviation Capital Group Corp.
7.125% due 10/15/2020	7,650	9,037

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco de Credito e Inversiones
4.000% due 02/11/2023		$1,900	$2,014
Banco do Brasil S.A.
3.875% due 10/10/2022		17,354	16,400
Bank of America Corp.
3.300% due 01/11/2023		8,384	8,704
3.500% due 04/19/2026		59,200	61,686
3.875% due 08/01/2025		39,400	42,195
4.000% due 04/01/2024		5,999	6,478
4.875% due 04/01/2044		45,900	53,540
7.750% due 05/14/2038		15,700	22,877
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,194
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (d)		23,500	24,002
Bank One Corp.
8.000% due 04/29/2027		3,600	4,921
Barclays Bank PLC
7.625% due 11/21/2022		48,850	54,364
7.750% due 04/10/2023		11,800	12,375
14.000% due 06/15/2019 (d)	GBP	18,400	29,887
BBVA Bancomer S.A.
6.500% due 03/10/2021		$40,385	44,272
6.750% due 09/30/2022		12,500	14,000
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,350	9,527
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		24,100	28,086
BGC Partners, Inc.
5.375% due 12/09/2019		29,100	30,993
BNP Paribas S.A.
7.195% due 06/25/2037 (d)		17,300	19,506
7.375% due 08/19/2025 (d)		16,100	16,080
BPCE S.A.
5.150% due 07/21/2024		7,100	7,484
5.700% due 10/22/2023		7,200	7,854
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	26,908
CC Holdings GS LLC
3.849% due 04/15/2023		29,710	31,879
Citigroup, Inc.
1.375% due 08/25/2036		1,000	734
3.400% due 05/01/2026		2,800	2,901
3.700% due 01/12/2026		22,377	23,678
6.625% due 06/15/2032		900	1,118
8.125% due 07/15/2039		73,988	116,922
CME Group, Inc.
5.300% due 09/15/2043		1,125	1,447
Cooperatieve Rabobank UA
5.250% due 08/04/2045		10,950	12,373
6.875% due 03/19/2020	EUR	35,400	47,069
11.000% due 06/30/2019 (d)		$24,800	30,132
Countrywide Capital
8.050% due 06/15/2027		2,680	3,417
Credit Agricole S.A.
8.125% due 09/19/2033		29,900	32,367
8.375% due 10/13/2019 (d)		4,770	5,406
Credit Suisse AG
6.500% due 08/08/2023		69,377	75,448
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		500	502
3.750% due 03/26/2025		18,550	18,474
3.800% due 09/15/2022		6,375	6,522
3.800% due 06/09/2023		3,500	3,553
4.875% due 05/15/2045		9,775	10,391
Crown Castle International Corp.
4.450% due 02/15/2026		15,750	17,341
CubeSmart LP
4.800% due 07/15/2022		2,100	2,341
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)		15,000	15,522
Doctors Co.
6.500% due 10/15/2023		31,800	36,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$22,055	$23,113
Education Realty Operating Partnership LP
4.600% due 12/01/2024		3,300	3,447
ERP Operating LP
4.500% due 07/01/2044		20,150	22,197
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,367
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	32,522
First American Financial Corp.
4.300% due 02/01/2023		18,250	18,771
First Union Capital
7.950% due 11/15/2029		1,000	1,291
FMR LLC
4.950% due 02/01/2033		6,200	6,964
5.150% due 02/01/2043		1,300	1,498
6.450% due 11/15/2039		500	658
Ford Holdings LLC
9.300% due 03/01/2030		18,175	26,438
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		124,489	140,269
Goldman Sachs Group, Inc.
2.075% due 04/23/2021		102,500	103,685
3.500% due 01/23/2025		4,000	4,146
3.750% due 02/25/2026		17,000	17,896
4.000% due 03/03/2024		30,800	33,143
4.800% due 07/08/2044		20,050	22,696
5.750% due 01/24/2022		15,400	17,898
5.950% due 01/15/2027		210	248
6.125% due 02/15/2033		7,400	9,366
6.250% due 02/01/2041		12,925	16,996
6.450% due 05/01/2036		5,600	6,954
6.750% due 10/01/2037		124,500	159,319
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		250	291
6.375% due 04/15/2021		2,300	2,694
Hanover Insurance Group, Inc.
4.500% due 04/15/2026		7,800	8,127
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	10,625
6.750% due 05/21/2018		$10,623	11,380
HCP, Inc.
6.750% due 02/01/2041		4,500	5,576
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (d)	GBP	2,000	2,790
HSBC Bank USA N.A.
7.000% due 01/15/2039		$15,350	20,850
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		10,922	16,583
HSBC Finance Corp.
6.676% due 01/15/2021		18,375	21,136
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	6,204
3.900% due 05/25/2026		10,325	10,743
4.300% due 03/08/2026		37,941	40,732
5.250% due 09/16/2022 (d)	EUR	7,450	8,209
6.000% due 09/29/2023 (d)		23,445	27,687
6.000% due 03/29/2040	GBP	5,800	9,797
6.100% due 01/14/2042		$8,650	11,547
6.375% due 09/17/2024 (d)		20,000	19,725
6.500% due 05/02/2036		6,280	8,022
6.500% due 09/15/2037		14,015	18,043
6.800% due 06/01/2038		16,000	21,227
7.000% due 04/07/2038	GBP	1,900	3,543
7.350% due 11/27/2032		$2,500	3,328
7.625% due 05/17/2032		11,547	15,720
International Lease Finance Corp.
8.250% due 12/15/2020		500	595
8.625% due 01/15/2022		800	986
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	6,767
6.500% due 02/24/2021		10,000	11,230

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	85

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		$450	$453
5.500% due 08/06/2022		17,100	17,485
JPMorgan Chase & Co.
3.125% due 01/23/2025		1,000	1,024
3.300% due 04/01/2026		10	10
3.900% due 07/15/2025		1,650	1,782
5.000% due 07/01/2019 (d)		27,275	26,968
5.600% due 07/15/2041		22,500	28,934
5.625% due 08/16/2043		5,600	6,790
6.000% due 08/01/2023 (d)		13,410	14,030
6.100% due 10/01/2024 (d)		88,600	93,695
6.125% due 04/30/2024 (d)		29,650	31,401
6.400% due 05/15/2038		40,278	55,727
6.750% due 02/01/2024 (d)		33,742	37,665
7.900% due 04/30/2018 (d)		52,292	53,795
JPMorgan Chase Capital
1.788% due 09/30/2034		2,000	1,642
KBC Bank NV
8.000% due 01/25/2023		4,200	4,469
Kilroy Realty LP
4.250% due 08/15/2029		14,200	15,019
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	4,150	7,151
9.625% due 04/06/2023		2,200	3,972
9.875% due 12/16/2021		$400	408
13.000% due 12/19/2021	AUD	6,900	5,382
Lloyds Banking Group PLC
5.300% due 12/01/2045		$3,996	4,318
Macquarie Bank Ltd.
6.625% due 04/07/2021		5,672	6,539
Manulife Financial Corp.
5.375% due 03/04/2046		2,600	3,111
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	8,845
MetLife Capital Trust
7.875% due 12/15/2067		11,690	14,725
9.250% due 04/08/2068		42,766	61,634
MetLife, Inc.
5.250% due 06/15/2020 (d)		30,950	31,182
10.750% due 08/01/2069		3,132	5,027
Mid-America Apartments LP
4.300% due 10/15/2023		13,000	14,068
Mitsubishi UFJ Financial Group, Inc.
3.850% due 03/01/2026		20,500	22,275
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,106
Morgan Stanley
3.875% due 01/27/2026		31,995	34,100
6.375% due 07/24/2042		45,700	62,637
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		28,500	28,659
Nationwide Building Society
4.000% due 09/14/2026		9,400	9,387
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,300	51,326
Navient Corp.
5.500% due 01/15/2019		3,300	3,358
5.625% due 08/01/2033		26,175	20,940
7.250% due 01/25/2022		26,750	27,385
8.000% due 03/25/2020		21,750	23,381
Neuberger Berman Group LLC
4.875% due 04/15/2045		7,700	6,621
New York Life Insurance Co.
6.750% due 11/15/2039		12,750	17,736
Nippon Life Insurance Co.
5.000% due 10/18/2042		1,900	2,074
5.100% due 10/16/2044		24,450	26,989
Nordea Bank AB
6.125% due 09/23/2024 (d)		250	244
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		33,429	43,302
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$6,000	$6,117
5.250% due 01/15/2026		21,050	22,496
Pacific Life Insurance Co.
9.250% due 06/15/2039		112,931	176,611
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		26,295	34,603
Pinnacol Assurance
8.625% due 06/25/2034 (e)		24,000	26,170
Prologis LP
4.250% due 08/15/2023		3,500	3,877
Prudential Financial, Inc.
4.600% due 05/15/2044		25,560	27,474
5.100% due 08/15/2043		6,200	6,961
5.200% due 03/15/2044		1,400	1,446
5.625% due 06/15/2043		7,000	7,560
5.700% due 12/14/2036		3,500	4,212
5.800% due 11/16/2041		5,000	6,036
Regions Bank
6.450% due 06/26/2037		16,145	19,390
Regions Financial Corp.
7.375% due 12/10/2037		5,470	7,029
Rio Oil Finance Trust
9.750% due 01/06/2027		25,240	23,031
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		32,500	32,125
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,400	1,446
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		11,850	12,845
6.125% due 02/07/2022		17,000	18,784
Standard Chartered PLC
7.500% due 04/02/2022 (d)		2,600	2,583
Stifel Financial Corp.
4.250% due 07/18/2024		1,000	1,014
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		24,600	27,802
6.850% due 12/16/2039		60,905	83,135
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	362	521
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$7,933	10,979
Trust F/1401
6.950% due 01/30/2044		9,200	9,476
UBS AG
4.750% due 05/22/2023		6,250	6,382
4.750% due 02/12/2026	EUR	4,400	5,278
5.125% due 05/15/2024		$58,221	60,266
7.250% due 02/22/2022		12,282	12,494
7.625% due 08/17/2022		100,707	117,575
UBS Group Funding Jersey Ltd.
4.125% due 04/15/2026		36,300	38,215
Visa, Inc.
4.300% due 12/14/2045		13,300	15,452
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,421
Wells Fargo & Co.
3.000% due 04/22/2026		42,100	42,576
3.550% due 09/29/2025		10,700	11,313
3.900% due 05/01/2045		59,705	61,750
4.125% due 08/15/2023		4,825	5,171
4.900% due 11/17/2045		7,675	8,492
5.375% due 02/07/2035		4,900	5,989
5.375% due 11/02/2043		38,900	45,370
5.606% due 01/15/2044		2,900	3,480
5.875% due 06/15/2025 (d)		3,400	3,693
5.900% due 06/15/2024 (d)		82,329	85,416
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,425
5.950% due 08/26/2036		800	1,016
6.600% due 01/15/2038		22,877	31,475
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Welltower, Inc.
4.000% due 06/01/2025	$13,400	$14,242
6.500% due 03/15/2041	29,850	38,401
Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	18,471
6.950% due 10/01/2027	4,500	5,609
7.375% due 03/15/2032	144,587	196,554
7.950% due 03/15/2025	850	1,092
8.500% due 01/15/2025	450	597
XLIT Ltd.
5.500% due 03/31/2045	5,850	5,756

		4,625,079

INDUSTRIALS 39.3%
21st Century Fox America, Inc.
4.750% due 09/15/2044	8,100	8,928
6.150% due 03/01/2037	600	758
6.150% due 02/15/2041	48,600	61,998
6.650% due 11/15/2037	2,031	2,691
6.900% due 08/15/2039	7,229	9,758
7.750% due 12/01/2045	4,773	7,075
AbbVie, Inc.
2.850% due 05/14/2023	400	407
4.300% due 05/14/2036	23,400	24,412
4.400% due 11/06/2042	45,687	47,841
4.450% due 05/14/2046	24,650	25,917
4.500% due 05/14/2035	25,277	27,075
4.700% due 05/14/2045	25,800	27,961
Actavis Funding SCS
4.550% due 03/15/2035	21,900	23,379
4.750% due 03/15/2045	29,142	32,071
4.850% due 06/15/2044	51,900	57,450
Actavis, Inc.
4.625% due 10/01/2042	9,508	10,191
ADT Corp.
4.125% due 06/15/2023	2,000	1,975
4.875% due 07/15/2032	81,830	72,624
6.250% due 10/15/2021	4,750	5,189
Aetna, Inc.
4.250% due 06/15/2036	21,200	22,083
4.750% due 03/15/2044	50	57
Air Canada Pass-Through Trust
4.125% due 11/15/2026	16,373	17,334
Alcoa, Inc.
5.900% due 02/01/2027	1,900	2,043
Alibaba Group Holding Ltd.
3.600% due 11/28/2024 (g)	14,000	14,688
4.500% due 11/28/2034	1,200	1,327
Amazon.com, Inc.
4.800% due 12/05/2034	17,450	20,605
4.950% due 12/05/2044	18,350	22,509
American Airlines Pass-Through Trust
3.200% due 12/15/2029	5,875	6,030
3.700% due 04/01/2028	5,298	5,543
4.375% due 04/01/2024	1,686	1,715
Amgen, Inc.
4.400% due 05/01/2045	1,000	1,057
4.563% due 06/15/2048	42,154	44,985
4.663% due 06/15/2051	175,034	188,526
4.950% due 10/01/2041	5,650	6,307
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	16,328
Anadarko Petroleum Corp.
6.450% due 09/15/2036	14,916	17,510
7.000% due 11/15/2027	1,000	1,118
7.950% due 06/15/2039	56,084	69,711
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	137
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	15,300	16,416
4.700% due 02/01/2036	101,600	117,306
4.900% due 02/01/2046	108,800	131,031
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	302

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anthem, Inc.
3.125% due 05/15/2022	$1,000	$1,041
4.625% due 05/15/2042	21,000	22,790
Apache Corp.
4.750% due 04/15/2043	500	516
5.100% due 09/01/2040	1,350	1,408
Apple, Inc.
3.850% due 05/04/2043	2,600	2,671
3.850% due 08/04/2046	68,900	70,355
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	11,476
Asciano Finance Ltd.
6.000% due 04/07/2023	19,900	22,131
AstraZeneca PLC
4.375% due 11/16/2045	2,300	2,561
Barnabas Health, Inc.
4.000% due 07/01/2028	14,600	15,421
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	11,409
Baxalta, Inc.
5.250% due 06/23/2045	600	713
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	18,523
Biogen, Inc.
5.200% due 09/15/2045	6,400	7,577
Boeing Co.
6.875% due 03/15/2039	2,600	3,941
Boston Scientific Corp.
3.850% due 05/15/2025	3,791	4,044
7.000% due 11/15/2035	43,837	57,806
7.375% due 01/15/2040	48,082	65,779
Braskem America Finance Co.
7.125% due 07/22/2041	21,800	23,190
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,958
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	43,902
4.450% due 03/15/2043	69,500	79,250
4.550% due 09/01/2044	4,940	5,748
4.900% due 04/01/2044	3,300	4,020
5.050% due 03/01/2041	11,900	14,504
5.750% due 05/01/2040	15,720	20,511
6.200% due 08/15/2036	800	1,086
6.530% due 07/15/2037	1,500	2,052
7.290% due 06/01/2036	800	1,174
7.950% due 08/15/2030	600	910
Canadian Pacific Railway Co.
4.800% due 09/15/2035	7,983	9,166
CBS Corp.
4.850% due 07/01/2042	14,534	15,280
4.900% due 08/15/2044	9,850	10,533
7.875% due 07/30/2030	12,315	17,538
Celgene Corp.
4.625% due 05/15/2044	3,950	4,190
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	135
6.750% due 11/15/2039	16,900	18,354
CF Industries, Inc.
4.950% due 06/01/2043	5,550	5,226
Charter Communications Operating LLC
6.384% due 10/23/2035	42,664	50,482
6.484% due 10/23/2045	39,919	48,555
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,958
CNOOC Finance Ltd.
3.000% due 05/09/2023	400	406
3.875% due 05/02/2022	10,900	11,732
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,933
Comcast Corp.
4.500% due 01/15/2043	2,100	2,395
4.650% due 07/15/2042	46,600	54,055
4.750% due 03/01/2044	1,600	1,889
5.650% due 06/15/2035	10,000	12,935

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.400% due 05/15/2038	$380	$531
6.400% due 03/01/2040	78,173	110,065
6.450% due 03/15/2037	5,600	7,762
6.550% due 07/01/2039	49,110	69,868
6.950% due 08/15/2037	26,300	38,492
7.050% due 03/15/2033	6,275	8,931
ConAgra Foods, Inc.
7.000% due 10/01/2028	1,800	2,326
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,761	6,171
7.250% due 05/10/2021	13,294	15,205
Continental Resources, Inc.
3.800% due 06/01/2024	750	690
4.500% due 04/15/2023	18,800	18,142
4.900% due 06/01/2044	15,748	13,307
5.000% due 09/15/2022	5,700	5,700
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,898
5.625% due 10/18/2043	2,200	2,502
Cox Communications, Inc.
4.500% due 06/30/2043	22,291	20,204
4.700% due 12/15/2042	12,190	11,441
4.800% due 02/01/2035	15,800	15,733
6.450% due 12/01/2036	2,431	2,647
8.375% due 03/01/2039	44,727	58,100
Crown Castle Towers LLC
6.113% due 01/15/2040	13,410	14,874
CSN Islands Corp.
6.875% due 09/21/2019 (g)	7,032	4,922
CVS Pass-Through Trust
4.163% due 08/11/2036	10,522	11,071
4.704% due 01/10/2036	5,558	6,192
5.773% due 01/10/2033	1,381	1,610
5.789% due 01/10/2026	3,404	3,792
5.880% due 01/10/2028	4,106	4,707
5.926% due 01/10/2034	31,362	37,169
6.036% due 12/10/2028	2,124	2,469
6.943% due 01/10/2030	34,313	41,907
7.507% due 01/10/2032	91,603	117,243
8.353% due 07/10/2031	15,507	20,760
Daimler Finance North America LLC
8.500% due 01/18/2031	100	163
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,506	1,702
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	2,700	3,167
8.750% due 06/15/2030	74,450	116,075
9.250% due 06/01/2032	250	406
Devon Energy Corp.
7.950% due 04/15/2032	18,380	22,645
Diamond Finance Corp.
6.020% due 06/15/2026	64,900	71,320
8.100% due 07/15/2036	15,800	18,652
8.350% due 07/15/2046	34,450	41,394
Discovery Communications LLC
3.300% due 05/15/2022	300	308
4.950% due 05/15/2042	800	765
6.350% due 06/01/2040	3,900	4,247
Dominion Gas Holdings LLC
4.800% due 11/01/2043	800	891
Domtar Corp.
6.750% due 02/15/2044	9,975	11,234
Dow Chemical Co.
9.400% due 05/15/2039	35,159	57,742
DP World Ltd.
6.850% due 07/02/2037	17,730	20,592
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	6,753
7.375% due 09/18/2043	25,100	26,481
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	32,109
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,752
Enbridge, Inc.
4.500% due 06/10/2044	6,875	6,406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Energy Transfer Partners LP
4.900% due 03/15/2035	$28,200	$26,154
5.150% due 02/01/2043	22,085	20,461
5.150% due 03/15/2045	30,986	28,868
5.950% due 10/01/2043	3,888	3,948
6.050% due 06/01/2041	1,200	1,221
6.125% due 12/15/2045	37,200	38,906
6.500% due 02/01/2042	4,700	4,927
6.625% due 10/15/2036	9,055	9,847
7.500% due 07/01/2038	19,850	22,866
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	12,536
5.000% due 07/15/2044	4,300	4,493
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,750	2,856
4.450% due 02/15/2043	96,400	94,994
4.850% due 08/15/2042	11,300	11,808
4.850% due 03/15/2044	40,955	42,825
5.100% due 02/15/2045	25,350	27,432
5.700% due 02/15/2042	5,600	6,383
5.750% due 03/01/2035	15,361	17,363
5.950% due 02/01/2041	7,513	8,750
6.125% due 10/15/2039	5,000	5,761
6.450% due 09/01/2040	2,395	2,911
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	9,950
FedEx Corp.
3.875% due 08/01/2042	765	778
3.900% due 02/01/2035	5,500	5,690
4.550% due 04/01/2046	18,300	20,477
4.750% due 11/15/2045	13,150	15,068
5.100% due 01/15/2044	4,850	5,799
Fidelity National Information Services, Inc.
3.000% due 08/15/2026	9,000	8,925
3.500% due 04/15/2023	6,500	6,832
5.000% due 10/15/2025	25,850	29,548
Ford Motor Co.
8.900% due 01/15/2032	9,209	13,024
9.980% due 02/15/2047	5,300	8,822
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	28,600	30,775
General Electric Co.
4.125% due 10/09/2042	42,200	46,414
4.500% due 03/11/2044	28,550	33,033
5.000% due 01/21/2021 (d)	8,882	9,456
5.875% due 01/14/2038	24,551	33,049
6.150% due 08/07/2037	1	1
6.750% due 03/15/2032	1,289	1,817
6.875% due 01/10/2039	7,868	11,863
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	19,628
7.750% due 11/15/2029	4,000	5,741
8.875% due 05/15/2031	20,200	32,055
Gilead Sciences, Inc.
4.600% due 09/01/2035	16,700	18,432
4.750% due 03/01/2046	7,700	8,617
4.800% due 04/01/2044	2,700	3,028
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	10,109
6.000% due 11/15/2041	670	665
6.900% due 11/15/2037	100	108
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,837
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	5,263
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	8,490	8,637
Goldcorp, Inc.
3.700% due 03/15/2023	9,925	10,318
5.450% due 06/09/2044	33,900	36,770
GTL Trade Finance, Inc.
5.893% due 04/29/2024	7,484	7,409
7.250% due 04/16/2044	15,200	14,801
GTP Acquisition Partners LLC
3.482% due 06/15/2050	7,500	7,826

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	87

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Halliburton Co.
4.850% due 11/15/2035	$14,900	$16,073
Harris Corp.
4.854% due 04/27/2035	2,150	2,373
5.054% due 04/27/2045	1,500	1,729
HCA, Inc.
4.500% due 02/15/2027	12,100	12,176
4.750% due 05/01/2023	6,300	6,584
5.000% due 03/15/2024	2,050	2,178
5.875% due 03/15/2022	14,450	16,040
Heineken NV
4.000% due 10/01/2042	2,000	2,067
Hess Corp.
6.000% due 01/15/2040	8,780	9,018
7.300% due 08/15/2031	3,300	3,926
7.875% due 10/01/2029	4,270	5,213
Home Depot, Inc.
4.250% due 04/01/2046	14,700	17,066
4.400% due 03/15/2045	10,850	12,699
HP, Inc.
6.000% due 09/15/2041	450	463
Humana, Inc.
8.150% due 06/15/2038	1,000	1,485
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	19,850	20,895
4.250% due 07/21/2025	17,500	19,190
International Paper Co.
4.400% due 08/15/2047	6,800	6,833
4.800% due 06/15/2044	12,450	13,224
6.000% due 11/15/2041	7,400	8,799
8.700% due 06/15/2038	11,500	17,090
JM Smucker Co.
4.250% due 03/15/2035	6,500	7,191
4.375% due 03/15/2045	1,400	1,556
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	49,283
Kellogg Co.
4.500% due 04/01/2046	6,800	7,405
Kerr-McGee Corp.
6.950% due 07/01/2024	3,408	4,105
7.875% due 09/15/2031	2,400	2,986
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	15,559	14,437
5.000% due 08/15/2042	15,500	14,819
5.000% due 03/01/2043	37,000	35,002
5.500% due 03/01/2044	2,250	2,288
5.625% due 09/01/2041	1,700	1,695
5.800% due 03/15/2035	13,742	14,325
6.375% due 03/01/2041	6,000	6,517
6.500% due 02/01/2037	12,219	13,238
6.500% due 09/01/2039	36,345	39,326
6.550% due 09/15/2040	30,300	32,751
6.950% due 01/15/2038	46,800	53,382
7.400% due 03/15/2031	500	583
7.500% due 11/15/2040	21,847	26,104
Kinder Morgan, Inc.
5.300% due 12/01/2034	3,350	3,356
5.550% due 06/01/2045	25,000	25,797
7.800% due 08/01/2031	2,000	2,445
Kraft Heinz Foods Co.
5.000% due 07/15/2035	2,400	2,786
5.000% due 06/04/2042	13,250	15,318
5.200% due 07/15/2045	4,000	4,761
6.375% due 07/15/2028	650	792
6.500% due 02/09/2040	98,198	132,524
6.750% due 03/15/2032	5,025	6,440
6.875% due 01/26/2039	3,900	5,442
7.125% due 08/01/2039	36,943	52,519
Kroger Co.
5.400% due 07/15/2040	35	43
6.900% due 04/15/2038	5,000	6,988
7.500% due 04/01/2031	150	213
Lam Research Corp.
3.800% due 03/15/2025	4,900	5,116
Lender Processing Services, Inc.
5.750% due 04/15/2023	13,150	13,906

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lockheed Martin Corp.
3.600% due 03/01/2035	$2,500	$2,576
4.500% due 05/15/2036	2,100	2,402
4.700% due 05/15/2046	8,000	9,570
Lowe’s Cos., Inc.
3.700% due 04/15/2046	8,300	8,560
LyondellBasell Industries NV
5.750% due 04/15/2024	2,800	3,346
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,712
Magna International, Inc.
3.625% due 06/15/2024	19,745	20,800
Masco Corp.
4.375% due 04/01/2026	15,400	16,286
5.950% due 03/15/2022	7,740	8,843
6.500% due 08/15/2032	13,602	14,996
7.750% due 08/01/2029	5,450	6,526
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,322
McKesson Corp.
4.883% due 03/15/2044	6,100	7,217
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	12,788
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,491
4.625% due 03/15/2045	26,150	30,876
Microsoft Corp.
3.700% due 08/08/2046	90,300	91,715
4.000% due 02/12/2055	500	515
4.450% due 11/03/2045	8,300	9,483
4.750% due 11/03/2055	16,700	19,402
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	13,400	14,070
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	233
Moody’s Corp.
5.250% due 07/15/2044	4,144	5,067
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,300	14,964
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	16,400	17,548
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	37,178
5.950% due 04/01/2041	53,800	72,596
6.400% due 04/30/2040	9,100	12,790
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	23,789
Newell Brands, Inc.
5.375% due 04/01/2036	3,200	3,770
5.500% due 04/01/2046	6,200	7,557
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	13,885
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,475
7.500% due 07/30/2039	2,410	3,594
Noble Holding International Ltd.
5.250% due 03/15/2042	17,340	9,840
6.050% due 03/01/2041	41,350	24,707
Norfolk Southern Corp.
4.450% due 06/15/2045	700	788
4.650% due 01/15/2046	3,300	3,831
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	15,975
Norwegian Air Shuttle ASA
4.875% due 11/10/2029	11,800	11,804
NXP BV
3.875% due 09/01/2022	17,800	18,690
4.625% due 06/01/2023	3,300	3,618
Occidental Petroleum Corp.
4.400% due 04/15/2046	5,000	5,548
ONEOK Partners LP
6.125% due 02/01/2041	20,852	22,585
6.200% due 09/15/2043	45,950	51,044
6.650% due 10/01/2036	4,765	5,304
6.850% due 10/15/2037	8,494	9,801

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oracle Corp.
3.900% due 05/15/2035	$2,175	$2,258
4.375% due 05/15/2055	1,700	1,816
4.500% due 07/08/2044	11,800	13,047
Owens Corning
4.200% due 12/15/2022	8,070	8,682
Pearson Funding PLC
3.750% due 05/08/2022	10,160	10,285
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,622
Pfizer, Inc.
4.300% due 06/15/2043	400	455
4.400% due 05/15/2044	5,500	6,386
5.600% due 09/15/2040	33,365	43,915
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,826
4.125% due 03/04/2043	2,575	2,788
4.250% due 11/10/2044	19,500	21,757
4.375% due 11/15/2041	12,700	14,174
4.875% due 11/15/2043	2,500	3,026
6.375% due 05/16/2038	11,235	15,734
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	266
7.200% due 01/15/2028	24,475	30,553
PPG Industries, Inc.
5.500% due 11/15/2040	3,600	4,395
Pride International, Inc.
7.875% due 08/15/2040	31,180	23,463
QUALCOMM, Inc.
3.450% due 05/20/2025	2,000	2,134
4.650% due 05/20/2035	23,040	24,826
4.800% due 05/20/2045	28,050	30,771
QVC, Inc.
4.375% due 03/15/2023	1,700	1,708
4.450% due 02/15/2025	2,200	2,183
4.850% due 04/01/2024	21,000	21,369
5.125% due 07/02/2022	6,820	7,238
5.450% due 08/15/2034	35,700	33,192
5.950% due 03/15/2043	48,255	45,954
RELX Capital, Inc.
3.125% due 10/15/2022	7,102	7,290
Reynolds American, Inc.
5.850% due 08/15/2045	17,600	22,934
6.150% due 09/15/2043	10,920	14,482
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031	1,110	1,381
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,500	9,010
6.875% due 04/15/2040	8,450	8,746
7.500% due 07/15/2038	25,640	27,371
Rogers Communications, Inc.
5.000% due 03/15/2044	6,050	7,070
Rohm & Haas Co.
7.850% due 07/15/2029	6,503	9,198
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	36,700	37,709
SABMiller Holdings, Inc.
4.950% due 01/15/2042	4,000	4,694
Sealed Air Corp.
6.875% due 07/15/2033	2,000	2,155
Sky PLC
3.125% due 11/26/2022	4,200	4,327
3.750% due 09/16/2024	2,800	2,963
Southern Co.
4.250% due 07/01/2036	9,300	9,920
4.400% due 07/01/2046	25,900	28,138
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	10,763
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	6,023
6.700% due 01/23/2025 (g)	8,469	8,501
Starbucks Corp.
4.300% due 06/15/2045	2,100	2,495

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Statoil ASA
3.950% due 05/15/2043	$2,200	$2,280
4.800% due 11/08/2043	6,600	7,742
5.100% due 08/17/2040	9,200	11,056
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,160
4.950% due 01/15/2043	27,800	26,866
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	7,750	8,264
Sysco Corp.
4.500% due 04/01/2046	5,600	6,112
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	27,468	36,205
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	384
Tesco PLC
6.150% due 11/15/2037	3,450	3,471
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	261	332
Thermo Fisher Scientific, Inc.
4.150% due 02/01/2024	5,300	5,770
5.300% due 02/01/2044	14,025	16,814
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	24,792
5.650% due 11/23/2043	23,336	27,698
Time Warner Cable LLC
5.500% due 09/01/2041	14,800	15,886
5.875% due 11/15/2040	5,000	5,582
6.550% due 05/01/2037	2,250	2,681
6.750% due 06/15/2039	52,495	64,189
7.300% due 07/01/2038	2,080	2,675
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,468
8.375% due 07/15/2033	18,520	25,323
Time Warner, Inc.
4.650% due 06/01/2044	10,705	11,666
4.900% due 06/15/2042	3,000	3,376
5.350% due 12/15/2043	3,300	3,951
5.375% due 10/15/2041	5,000	5,947
6.100% due 07/15/2040	28,600	36,141
6.200% due 03/15/2040	10,000	12,711
6.250% due 03/29/2041	14,950	19,367
6.500% due 11/15/2036	20,625	26,790
7.700% due 05/01/2032	21,050	30,054
Topaz Solar Farms LLC
4.875% due 09/30/2039	7,192	7,627
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	3,484	4,463
7.250% due 08/15/2038	1,400	1,992
7.625% due 01/15/2039	4,900	7,283
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	2,516
5.400% due 08/15/2041	4,330	4,662
Tyson Foods, Inc.
4.875% due 08/15/2034	950	1,057
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	9,413	9,989
4.625% due 12/03/2026	3,583	3,910
7.125% due 04/22/2025	2,972	3,548
Union Pacific Corp.
4.250% due 04/15/2043	1,000	1,120
4.375% due 11/15/2065	2,500	2,750
United Airlines Pass-Through Trust
3.100% due 01/07/2030	42,200	43,206
3.450% due 01/07/2030	2,600	2,714
3.750% due 03/03/2028	5,937	6,256
4.000% due 10/11/2027	15,555	16,702
4.300% due 02/15/2027	17,177	18,744
UnitedHealth Group, Inc.
4.625% due 07/15/2035	7,100	8,278
4.625% due 11/15/2041	14,000	16,292
4.750% due 07/15/2045	15,099	18,199
5.800% due 03/15/2036	300	395
5.950% due 02/15/2041	4,700	6,345
6.625% due 11/15/2037	2,150	3,078

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Viacom, Inc.
4.375% due 03/15/2043		$9,730	$9,003
4.500% due 02/27/2042		10,565	9,845
4.850% due 12/15/2034		13,052	13,371
5.250% due 04/01/2044		13,690	14,443
5.850% due 09/01/2043		18,900	21,441
Virgin Australia Trust
5.000% due 04/23/2025		1,977	2,053
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,321
Votorantim Cimentos S.A.
7.250% due 04/05/2041		$1,700	1,666
Wal-Mart Stores, Inc.
4.000% due 04/11/2043		22,200	24,885
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		14,800	15,405
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		9,100	8,764
Western Gas Partners LP
5.450% due 04/01/2044		5,100	5,208
WestRock RKT Co.
4.000% due 03/01/2023		8,350	8,834
4.900% due 03/01/2022		4,000	4,500
Whirlpool Corp.
5.150% due 03/01/2043		21,075	24,831
Whole Foods Market, Inc.
5.200% due 12/03/2025		4,200	4,572
Williams Cos., Inc.
7.500% due 01/15/2031		5,227	5,985
8.750% due 03/15/2032		29,088	36,215
Williams Partners LP
3.900% due 01/15/2025		3,168	3,169
5.100% due 09/15/2045		9,425	9,251
5.400% due 03/04/2044		8,300	8,318
5.800% due 11/15/2043		10,360	10,849
6.300% due 04/15/2040		22,870	25,269
Woodside Finance Ltd.
3.650% due 03/05/2025		600	606
Wyeth LLC
5.950% due 04/01/2037		500	671
Wynn Las Vegas LLC
4.250% due 05/30/2023		66,427	64,019
5.375% due 03/15/2022		22,130	22,988
5.500% due 03/01/2025		126,050	127,468
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		7,400	7,548
4.450% due 08/15/2045		55,141	56,841

			7,268,955

UTILITIES 16.3%
Alabama Power Co.
3.850% due 12/01/2042		2,550	2,682
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		26,093	20,339
American Transmission Systems, Inc.
5.000% due 09/01/2044		11,300	12,837
American Water Capital Corp.
4.300% due 12/01/2042		8,700	9,969
6.593% due 10/15/2037		150	217
Anadarko Finance Co.
7.500% due 05/01/2031		11,274	14,000
Appalachian Power Co.
4.400% due 05/15/2044		6,350	6,907
5.800% due 10/01/2035		2,176	2,646
6.375% due 04/01/2036		4,450	5,753
6.700% due 08/15/2037		3,600	4,797
7.000% due 04/01/2038		3,693	5,105
AT&T Corp.
8.250% due 11/15/2031		265	393
AT&T, Inc.
4.300% due 12/15/2042		9,103	9,035
4.350% due 06/15/2045		50,177	49,649
4.500% due 05/15/2035		4,000	4,224

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.500% due 03/09/2048		$105,831	$	106,883
4.550% due 03/09/2049		120,169		121,481
4.750% due 05/15/2046		6,900		7,288
4.800% due 06/15/2044		94,000		99,291
5.150% due 03/15/2042		5,500		6,003
5.350% due 09/01/2040		11,547		13,008
6.000% due 08/15/2040		4,400		5,300
6.375% due 03/01/2041		22,200		27,970
Baltimore Gas & Electric Co.
3.350% due 07/01/2023		635		679
Berkshire Hathaway Energy Co.
4.500% due 02/01/2045		580		652
5.950% due 05/15/2037		1,500		1,953
6.125% due 04/01/2036		10,425		13,917
6.500% due 09/15/2037		23,550		32,554
BG Energy Capital PLC
5.125% due 10/15/2041		2,350		2,680
British Telecommunications PLC
9.375% due 12/15/2030		12,410		20,151
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		16,090		8,226
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400		439
Cleco Power LLC
6.000% due 12/01/2040		17,400		21,984
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036		7,000		8,137
CMS Energy Corp.
4.700% due 03/31/2043		9,300		10,698
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		42,750		46,331
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035		900		1,102
5.500% due 12/01/2039		3,400		4,343
5.700% due 06/15/2040		5,000		6,583
6.300% due 08/15/2037		4,000		5,494
6.750% due 04/01/2038		9,950		14,378
DTE Electric Co.
3.950% due 06/15/2042		500		549
4.300% due 07/01/2044		9,150		10,561
Duke Energy Carolinas LLC
4.250% due 12/15/2041		16,400		18,307
6.000% due 01/15/2038		50		68
Duke Energy Corp.
3.750% due 09/01/2046		16,350		15,970
Duke Energy Florida LLC
5.650% due 04/01/2040		7,400		9,779
Duke Energy Indiana LLC
4.900% due 07/15/2043		105		127
6.120% due 10/15/2035		6,724		8,911
Duke Energy Progress LLC
4.100% due 03/15/2043		4,701		5,130
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		4,150		4,836
Electricite de France S.A.
4.875% due 01/22/2044		8,140		8,825
4.950% due 10/13/2045		4,655		5,062
6.950% due 01/26/2039		17,208		23,147
Emera U.S. Finance LP
4.750% due 06/15/2046		14,800		15,970
Emera, Inc.
6.750% due 06/15/2076		9,100		9,805
Enable Midstream Partners LP
5.000% due 05/15/2044		18,213		15,667
EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	1,800		2,091
Entergy Corp.
5.125% due 09/15/2020		$2,400		2,666
Exelon Generation Co. LLC
5.600% due 06/15/2042		12,346		12,963
6.250% due 10/01/2039		13,115		14,669
FirstEnergy Corp.
7.375% due 11/15/2031		29,306		38,198
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		67,726		43,009

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	89

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FirstEnergy Transmission LLC
4.350% due 01/15/2025		$250	$269
5.450% due 07/15/2044		10,100	11,353
Florida Power & Light Co.
4.050% due 10/01/2044		4,200	4,725
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	17,099
6.000% due 11/27/2023		17,825	19,313
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		5,700	5,745
4.950% due 02/06/2028 (g)		5,900	5,947
5.999% due 01/23/2021		20,300	22,097
6.510% due 03/07/2022		32,275	35,987
Idaho Power Co.
4.850% due 08/15/2040		9,000	10,720
Indiana Michigan Power Co.
4.550% due 03/15/2046		500	567
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,941
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,492
Kentucky Utilities Co.
5.125% due 11/01/2040		17,600	21,968
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	40,094
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,956
MidAmerican Energy Co.
5.800% due 10/15/2036		3,000	3,960
Monongahela Power Co.
5.400% due 12/15/2043		700	890
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	4,042
4.278% due 10/01/2034		9,000	9,873
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		22,300	22,489
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		11,799	3,717
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (e)		5,574	1,087
6.750% due 10/01/2023 (e)		1,839	359
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	29,495
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,667
8.250% due 10/15/2038		1,000	1,507
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	19,187
5.300% due 06/01/2042		600	769
7.250% due 01/15/2033		3,400	4,931
7.500% due 09/01/2038		4,615	7,208
Orange S.A.
5.500% due 02/06/2044		14,165	17,774
9.000% due 03/01/2031		11,250	18,005
Pacific Gas & Electric Co.
4.300% due 03/15/2045		3,700	4,178
4.450% due 04/15/2042		5,150	5,875
4.600% due 06/15/2043		85	99
4.750% due 02/15/2044		3,800	4,565
5.400% due 01/15/2040		800	1,020
5.800% due 03/01/2037		8,600	11,373
6.050% due 03/01/2034		5,630	7,535
6.250% due 03/01/2039		9,900	13,656
6.350% due 02/15/2038		1,000	1,382
PacifiCorp
6.000% due 01/15/2039		200	274
PECO Energy Co.
4.150% due 10/01/2044		8,900	9,874
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	584
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	14,000	15,326
5.625% due 05/20/2043		$44,687	33,962

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 01/27/2041		$200	$174
6.850% due 06/05/2115		21,500	18,297
Petroleos Mexicanos
5.500% due 06/27/2044		112,755	98,311
5.625% due 01/23/2046		105,650	92,787
6.375% due 01/23/2045		29,069	27,906
Plains All American Pipeline LP
4.300% due 01/31/2043		8,620	7,153
4.700% due 06/15/2044		21,475	18,994
4.900% due 02/15/2045		6,000	5,530
5.150% due 06/01/2042		58,085	54,705
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,888
Progress Energy, Inc.
7.750% due 03/01/2031		400	566
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	11,940
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		5,000	5,875
6.332% due 09/30/2027		3,535	4,264
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	56,068
5.500% due 04/08/2044		41,000	41,723
Shell International Finance BV
3.625% due 08/21/2042		2,400	2,332
4.125% due 05/11/2035 (g)		71,200	76,921
4.550% due 08/12/2043		9,850	10,918
5.500% due 03/25/2040		2,000	2,466
Southern California Edison Co.
6.000% due 01/15/2034		400	528
6.650% due 04/01/2029		600	799
Southern Co. Gas Capital Corp.
5.875% due 03/15/2041		7,500	9,397
Southern Power Co.
6.375% due 11/15/2036		3,500	3,514
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	901
6.200% due 03/15/2040		3,100	4,007
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,558
SSE PLC
5.625% due 10/01/2017 (d)	EUR	2,500	2,942
5.625% due 10/01/2017 (d)		$200	205
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	8,394
7.721% due 06/04/2038		17,800	19,580
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	9,357
Telefonica Europe BV
8.250% due 09/15/2030		$26,902	39,322
Toledo Edison Co.
6.150% due 05/15/2037		11,490	14,387
Verizon Communications, Inc.
3.850% due 11/01/2042		23,160	22,188
4.522% due 09/15/2048		89,611	95,412
4.672% due 03/15/2055		329,181	347,862
4.750% due 11/01/2041		3,500	3,811
4.862% due 08/21/2046		56,372	63,563
5.012% due 08/21/2054		245,422	272,969
6.000% due 04/01/2041		15,617	19,786
6.400% due 09/15/2033		7,144	9,298
Virginia Electric & Power Co.
6.000% due 05/15/2037		400	536
Vodafone Group PLC
4.375% due 02/19/2043		21,625	21,799
6.150% due 02/27/2037		17,613	21,433
6.250% due 11/30/2032		2,650	3,263
Wisconsin Electric Power Co.
5.700% due 12/01/2036		220	287

			3,016,240

Total Corporate Bonds & Notes (Cost $13,806,987)			14,910,274

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 6.3%

CALIFORNIA 3.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$15,300	$22,439
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	12,300	18,828
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	913
6.907% due 10/01/2050	28,895	46,272
6.918% due 04/01/2040	1,600	2,363
7.043% due 04/01/2050	49,575	79,335
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,914
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	6,315
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,427
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	23,321
7.350% due 11/01/2039	1,000	1,530
7.500% due 04/01/2034	4,840	7,339
7.550% due 04/01/2039	16,720	26,792
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	19,570	31,745
7.625% due 03/01/2040	7,575	11,997
7.950% due 03/01/2036	22,100	26,495
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,847
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,749
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	14,282
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	30,795	48,903
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,300	7,048
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,387
7.618% due 08/01/2040	5,200	8,114
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,700
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	628
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,275
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	335
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	26,975
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	6,522
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	132

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	$2,000	$2,903
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,221
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	658
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	14,459
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	15,110
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	9,465
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	10,000	13,475
6.548% due 05/15/2048	25,100	36,282
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	600
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,564
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	453
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,555
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,800	2,423
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,335

		579,425

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	8,590	11,604
6.655% due 04/01/2057	44,110	59,352

		70,956

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,110
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	21,715
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	25,400	27,342
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,516

		53,683

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,431

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	$3,500	$4,275

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,565

NEW JERSEY 0.3%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	15,496
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	18,105	27,577
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	547
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	356

		43,976

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	9,471
6.814% due 11/15/2040	18,085	26,238
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	8,950	12,066
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,666
5.508% due 08/01/2037	800	1,056
5.572% due 11/01/2038	9,000	11,871
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,567
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	628
5.389% due 03/15/2040	200	262
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,340
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	12,084
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	660
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	250
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	96,897
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,180
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	10,000	12,928

		201,164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	$1,000	$1,329
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	3,100	4,097
8.084% due 02/15/2050	50,725	84,635
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,581
7.734% due 02/15/2033	7,325	10,709
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	75

		102,426

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,428
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	4,125
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	1,685	1,909

		20,462

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	17,500	24,351

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	19,873
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	11,017
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	20,434

		51,324

Total Municipal Bonds & Notes (Cost $893,198)		1,159,538

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae
3.500% due 06/01/2045 - 09/01/2046	27,286	29,031
4.000% due 10/01/2040	754	812
6.000% due 01/01/2023 - 06/01/2038	35	40
7.000% due 11/01/2026	19	21
8.500% due 08/01/2026	1	2
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	118,500	122,897
3.500% due 10/01/2046 - 11/01/2046	940,300	991,832
4.000% due 10/01/2046 - 11/01/2046	87,300	93,748
Freddie Mac
3.039% due 08/15/2032	47	49
Ginnie Mae
4.500% due 09/15/2033	14	16
8.500% due 09/15/2030	5	5

Total U.S. Government Agencies (Cost $1,236,114)		1,238,453

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	91

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 30.6%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)(i)	$266,000	$275,819
2.500% due 02/15/2046 (g)	132,885	137,824
2.500% due 05/15/2046 (g)	1,053,852	1,094,319
2.750% due 11/15/2042 (g)(i)(k)	410,000	447,765
2.875% due 08/15/2045 (g)(i)(k)	105,207	117,575
3.000% due 11/15/2044 (g)(i)(k)	94,739	108,391
3.000% due 05/15/2045 (g)(i)(k)	390,183	446,348
3.125% due 02/15/2042 (g)(i)(k)	297,500	347,511
3.125% due 02/15/2043 (g)(i)(k)	199,000	232,597
3.625% due 02/15/2044 (g)(i)(k)	302,675	386,620
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (i)	66,977	69,303
0.625% due 01/15/2026 (i)(k)	65,629	69,154
1.750% due 01/15/2028 (i)	14,244	16,717
2.000% due 01/15/2026 (i)	17,703	20,837
2.375% due 01/15/2027 (g)(i)	117,186	144,035
2.500% due 01/15/2029 (i)(k)	23,651	30,113
3.875% due 04/15/2029 (i)(k)	878	1,269
U.S. Treasury Notes
0.625% due 12/31/2016 (k)	338	338
1.625% due 02/15/2026 (g)	143,111	143,485
2.000% due 08/15/2025 (g)(i)	1,005,000	1,040,902
2.250% due 11/15/2025 (g)(i)(k)	313,865	331,569
U.S. Treasury STRIPS (b)
0.000% due 11/15/2042	35,100	18,916
0.000% due 05/15/2043	17,300	9,178
0.000% due 11/15/2043	121,050	64,298
0.000% due 02/15/2044	149,500	78,300
0.000% due 05/15/2044	22,050	11,424
0.000% due 11/15/2044	17,300	8,814
0.000% due 02/15/2045	17,300	8,730
0.000% due 08/15/2045 (i)(k)	14,600	7,283

Total U.S. Treasury Obligations (Cost $5,186,198)		5,669,434

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	20,220	24,714
BCAP LLC Trust
1.024% due 05/26/2035	511	482
1.329% due 11/26/2046	307	296
4.000% due 02/26/2037	449	447
Merrill Lynch Mortgage Investors Trust
1.638% due 01/25/2029	143	135
2.049% due 03/25/2028	57	53
Structured Adjustable Rate Mortgage Loan Trust
2.981% due 09/25/2034	1,790	1,782

Total Non-Agency Mortgage-Backed Securities (Cost $26,595)		27,909

ASSET-BACKED SECURITIES 0.3%
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	21,995	22,156
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	2,386	2,532
Carlyle Global Market Strategies CLO Ltd.
1.926% due 04/20/2022	12,436	12,456

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eagle Ltd.
2.570% due 12/15/2039		$6,666	$6,597
SBA Tower Trust
3.869% due 10/15/2049		11,400	11,790
Structured Asset Investment Loan Trust
1.425% due 01/25/2035		3,539	3,509
Voya CLO Ltd.
2.000% due 10/15/2022		5,600	5,597

Total Asset-Backed Securities (Cost $64,101)			64,637

SOVEREIGN ISSUES 0.8%
Brazil Government International Bond
5.000% due 01/27/2045		46,630	42,433
Colombia Government International Bond
6.125% due 01/18/2041		200	243
Export-Import Bank of India
3.375% due 08/05/2026 (g)		37,000	37,615
Mexico Government International Bond
4.600% due 01/23/2046		4,171	4,260
5.550% due 01/21/2045		19,780	23,019
5.750% due 10/12/2110		1,550	1,647
6.050% due 01/11/2040		1,238	1,518
Poland Government International Bond
2.500% due 07/25/2026	PLN	106,000	26,785
3.250% due 07/25/2025		16,700	4,508
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,500	1,880

Total Sovereign Issues (Cost $142,694)			143,908

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (d)		20,200	26,265

Total Convertible Preferred Securities (Cost $24,500)			26,265

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (d)		130,000	14,016
Citigroup Capital
7.122% due 10/30/2040		152,300	4,011
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		537,000	15,423
State Street Corp.
5.900% due 03/15/2024 (d)		130,400	3,624
Ventas Realty LP
5.450% due 03/15/2043		120,000	3,199

			40,273

INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063		29,925	771

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.0%
Public Storage
6.375% due 03/17/2019 (d)	$75,000	$2,126

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062	11,150	288
Entergy Arkansas, Inc.
4.750% due 06/01/2063	38,000	975
Entergy Texas, Inc.
5.625% due 06/01/2064	513,816	14,361
SCE Trust
5.625% due 06/15/2017 (d)	82,125	2,115
5.750% due 03/15/2024 (d)	463,000	14,229

		31,968

Total Preferred Securities (Cost $66,414)		75,138

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (f) 0.0%
		5,764

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
0.497% due 03/02/2017 - 03/16/2017 (a)(b)(i)(k)	$11,100	11,081

Total Short-Term Instruments (Cost $16,840)		16,845

Total Investments in Securities (Cost $22,142,182)		24,015,112

	SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	8,508,913	84,119

Total Short-Term Instruments (Cost $84,119)		84,119

Total Investments in Affiliates (Cost $84,119)		84,119

Total Investments 130.0% (Cost $22,226,301)		$24,099,231

Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $(59,104))		3,549

Other Assets and Liabilities, net (30.0)%		(5,569,699)

Net Assets 100.0%		$18,533,081

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$ 59,670	$60,863	0.33%
Delta Air Lines, Inc.	2.531	09/30/2019	05/05/2014	83,561	83,488	0.45
Delta Air Lines, Inc.	2.792	05/09/2019	05/05/2014	20,354	20,353	0.11
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	61,419	61,331	0.33
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	02/17/2015 - 03/05/2015	4,417	1,087	0.01
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	02/18/2015	1,457	359	0.00
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	26,170	0.14
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 04/26/2016	18,842	18,574	0.10

				$ 273,720	$272,225	1.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$5,764	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(5,879)	$5,764	$5,764

Total Repurchase Agreements						$(5,879)	$5,764	$5,764

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.620%	07/28/2016	10/28/2016		$(233,554)	$(233,824)
BOS	0.400	09/08/2016	10/11/2016		(133,281)	(133,318)
	0.450	09/13/2016	10/13/2016		(143,716)	(143,752)
	0.510	08/04/2016	10/14/2016		(57,750)	(57,799)
BRC	(3.000)	11/24/2015	TBD	(4)	(488)	(475)
	(3.000)	08/23/2016	08/23/2017		(1,846)	(1,840)
	(2.000)	03/04/2016	11/23/2017		(704)	(696)
	(0.750)	09/27/2016	TBD	(4)	(3,644)	(3,644)
GRE	0.610	07/13/2016	10/13/2016		(213)	(213)
JML	(0.450)	09/21/2016	09/21/2017		(8,360)	(8,359)
	0.010	07/12/2016	07/12/2017		(7,719)	(7,719)
JPS	0.350	09/07/2016	10/07/2016		(53,419)	(53,433)
	0.350	09/29/2016	10/07/2016		(741)	(741)
	0.600	07/19/2016	10/19/2016		(104,625)	(104,757)
	0.600	07/25/2016	10/25/2016		(310,598)	(310,961)
	0.600	07/26/2016	10/25/2016		(157,125)	(157,306)
	0.610	08/23/2016	10/21/2016		(38,960)	(38,987)
	0.750	09/20/2016	10/17/2016		(99,061)	(99,088)
NXN	0.540	07/12/2016	10/12/2016		(450,450)	(451,011)
	0.540	08/03/2016	10/12/2016		(9,113)	(9,121)
	0.550	07/14/2016	10/14/2016		(121,908)	(122,059)
	0.550	07/15/2016	10/17/2016		(284,940)	(285,288)
	0.550	07/18/2016	10/18/2016		(102,488)	(102,608)
	0.550	07/19/2016	10/19/2016		(124,144)	(124,288)
	0.560	07/28/2016	10/28/2016		(34,016)	(34,052)
	0.560	08/01/2016	11/01/2016		(387,879)	(388,259)
	0.560	08/04/2016	10/13/2016		(149,174)	(149,313)
	0.560	08/10/2016	10/11/2016		(102,201)	(102,287)
	0.560	08/17/2016	10/17/2016		(104,713)	(104,789)
	0.570	08/03/2016	11/03/2016		(73,290)	(73,361)
	0.570	08/05/2016	11/04/2016		(78,313)	(78,386)
	0.570	08/09/2016	11/09/2016		(205,969)	(206,148)
	0.570	08/22/2016	11/22/2016		(83,438)	(83,493)
	0.570	08/23/2016	10/24/2016		(74,994)	(75,042)
	0.680	09/21/2016	10/21/2016		(108,150)	(108,174)
RDR	(0.500)	05/27/2016	05/27/2017		(6,933)	(6,920)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	93

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
SCX	0.560%	08/04/2016	10/05/2016	$(53,313)	$(53,367)
	0.600	07/12/2016	10/12/2016	(151,174)	(151,383)
	0.610	07/12/2016	10/12/2016	(258,534)	(258,898)
	0.610	07/15/2016	10/17/2016	(37,407)	(37,458)
	0.610	07/27/2016	10/27/2016	(71,459)	(71,541)
	0.610	08/04/2016	10/05/2016	(14,074)	(14,089)
	0.610	08/04/2016	10/21/2016	(3,315)	(3,318)
	0.610	08/05/2016	10/21/2016	(46,558)	(46,605)
SGY	0.700	09/29/2016	10/06/2016	(52,875)	(52,879)
UBS	1.050	09/14/2016	12/14/2016	(26,422)	(26,437)

Total Reverse Repurchase Agreements					$(4,577,486)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
BCY	0.500%	09/15/2016	10/14/2016	$(15,841)	$(15,845)
GSC	1.100	09/28/2016	10/05/2016	(30,871)	(30,876)

Total Sale-Buyback Transactions					$(46,721)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(4,798,463) at a weighted average interest rate of 0.511%.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(4) of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(g)	Securities with an aggregate market value of $4,565,840 and cash of $6,729 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (6)
Global/Master Repurchase Agreement
BOM	$0	$(233,824)	$0	$(233,824)	$230,356	$(3,468)
BOS	0	(334,869)	0	(334,869)	328,799	(6,070)
BRC	0	(6,655)	0	(6,655)	6,549	(106)
GRE	0	(213)	0	(213)	207	(6)
JML	0	(16,078)	0	(16,078)	16,183	105
JPS	0	(765,273)	0	(765,273)	758,606	(6,667)
NXN	0	(2,497,679)	0	(2,497,679)	2,463,889	(33,790)
RDR	0	(6,920)	0	(6,920)	7,196	276
SCX	0	(636,659)	0	(636,659)	629,685	(6,974)
SGY	0	(52,879)	0	(52,879)	51,920	(959)
SSB	5,764	0	0	5,764	(5,879)	(115)
UBS	0	(26,437)	0	(26,437)	27,581	1,144

Master Securities Forward Transaction Agreement
BCY	0	0	(15,845)	(15,845)	15,563	(282)
GSC	0	0	(30,876)	(30,876)	30,425	(451)

Total Borrowings and Other Financing Transactions	$5,764	$(4,577,486)	$(46,721)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(26,437)	$(21,294)	$(47,731)
Sovereign Issues	0	0	0	(8,359)	(8,359)
U.S. Treasury Obligations	0	(3,691,749)	(829,647)	0	(4,521,396)

Total	$0	$(3,691,749)	$(856,084)	$(29,653)	$(4,577,486)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(46,721)	0	0	(46,721)

Total	$0	$(46,721)	$0	$0	$(46,721)

Total Borrowings	$0	$(3,738,470)	$(856,084)	$(29,653)	$(4,624,207)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(4,624,207)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	2,488	$1,142	$31	$0
90-Day Eurodollar December Futures	Short	12/2017	10,873	(1,256)	544	0
90-Day Eurodollar June Futures	Short	06/2017	4,871	1,172	122	0
90-Day Eurodollar March Futures	Short	03/2017	5,003	1,778	63	0
90-Day Eurodollar September Futures	Short	09/2017	9,721	775	364	0
Euro-Bund 10-Year Bond December Futures	Short	12/2016	363	(133)	183	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	1,311	37	0	(276)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	383	(1,278)	0	(826)

Total Futures Contracts				$2,237	$1,307	$(1,102)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
							Asset	Liability
MetLife, Inc.	1.000%	12/20/2021	1.235%	$50,200	$(545)	$163	$38	$0
Prudential Financial, Inc.	1.000	06/20/2021	1.017	7,300	(1)	20	5	0

					$(546)	$183	$43	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.EM-25 5-Year Index	1.000%	06/20/2021	$307,900	$(18,729)	$376	$894	$0
CDX.EM-26 5-Year Index	1.000	12/20/2021	203,200	(13,009)	425	559	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	400,000	5,477	2,388	482	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	3,696,400	48,549	46,608	5,073	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	3,033,001	44,082	9,478	4,720	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	614,100	7,846	708	884	0

				$74,216	$59,983	$12,612	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	95

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$	462,300	$(2,964)	$(2,976)	$0	$(1)
Receive	3-Month USD-LIBOR *	2.250	03/16/2019		1,997,300	(46,687)	(45,194)	973	0
Receive	3-Month USD-LIBOR *	2.910	08/20/2019		1,492,300	(25,421)	(9,834)	671	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		313,800	(4,203)	(56)	595	0
Receive	3-Month USD-LIBOR	1.491	06/13/2024		3,500	(46)	(46)	12	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		120,120	(9,668)	(3,360)	615	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		856,210	(21,238)	(6,669)	4,636	0
Receive	3-Month USD-LIBOR	2.500	06/15/2036		13,000	(1,777)	(732)	151	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		10,455	(2,408)	(1,990)	191	0
Receive	3-Month USD-LIBOR	2.500	12/22/2045		49,200	(8,304)	(8,944)	874	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		138,830	(23,937)	(14,741)	2,527	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		329,530	(33,071)	(5,939)	5,905	0
Pay	3-Month ZAR-JIBAR *	8.300	03/15/2027	ZAR	361,200	276	78	7	0
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	256,000	(1,613)	(1,024)	13	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		16,500	(2,525)	(1,656)	36	0
Pay	6-Month GBP-LIBOR *	0.500	03/15/2022	GBP	253,100	(207)	1,328	0	(469)
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		349,900	2,091	(3,952)	1,884	0
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	3,020,000	(2,216)	(1,636)	12	0
Receive	6-Month JPY-LIBOR *	1.000	09/20/2024		27,860,000	(13,445)	(13,921)	255	0
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		4,295,000	(7,384)	(3,713)	159	0
Pay	28-Day MXN-TIIE	5.722	02/13/2023	MXN	18,100	(24)	(17)	0	(2)
Pay	28-Day MXN-TIIE	5.740	04/24/2023		499,100	(671)	(669)	0	(47)
Pay	28-Day MXN-TIIE	5.738	04/25/2023		1,115,700	(1,510)	(1,510)	0	(105)
Pay	28-Day MXN-TIIE	5.925	08/04/2023		19,000	(17)	(17)	0	(2)
Pay	28-Day MXN-TIIE	5.935	08/04/2023		20,000	(17)	(17)	0	(2)
Pay	28-Day MXN-TIIE	6.190	01/03/2035		2,119,000	(7,897)	617	0	(94)

						$(214,883)	$(126,590)	$19,516	$(722)

Total Swap Agreements						$(141,213)	$(66,424)	$32,171	$(722)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(i)	Securities with an aggregate market value of $411,224 and cash of $12,780 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,307	$32,171	$33,478	$0	$(1,102)	$(722)	$(1,824)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	GBP	66,693		$88,238	$1,794	$0
	10/2016		$1,200	MXN	23,632	16	0
BPS	10/2016	MXN	109,145		$5,541	0	(77)
	10/2016		$1,891	JPY	195,100	33	0
CBK	11/2016	PLN	24,184		$6,262	0	(57)
GLM	10/2016	JPY	243,995		2,432	26	0
	10/2016		$80,497	EUR	71,806	167	0
	10/2016		1,171	JPY	119,500	8	0
	10/2016		1,209	MXN	23,023	5	(29)
	11/2016	EUR	70,916		$79,594	0	(177)
HUS	10/2016	MXN	39,171		2,127	111	0

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2016		$89,049	GBP	68,373	$0	$(427)
	11/2016	GBP	68,373		$89,093	419	0
JPM	11/2016	PLN	95,951		24,939	0	(132)
MSB	10/2016	EUR	71,806		81,218	554	0
NAB	10/2016	AUD	6,950		5,299	0	(21)
	10/2016		$5,331	AUD	6,950	0	(12)
	11/2016	AUD	6,950		$5,328	12	0
RBC	10/2016		$319	MXN	5,859	0	(18)
SCX	10/2016	GBP	4,193		$5,438	3	0
	10/2016		$3,340	GBP	2,513	0	(83)
	10/2016		3,478	JPY	350,195	0	(24)
	11/2016	JPY	350,195		$3,482	24	0
UAG	10/2016		420,800		4,194	45	0

Total Forward Foreign Currency Contracts						$3,217	$(1,057)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC CDX.IG-26 5-Year Index	Buy	1.800%	12/21/2016	$3,400	$0	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450%	06/28/2019	$	50,000	$3,840	$3,209
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		400	42	9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		126,500	5,988	2,463
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		96,800	4,646	4,934
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017		23,100	1,425	5
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016		363,800	1,024	1,381
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017		273,100	1,116	635
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		116,300	5,815	2,480
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/26/2019		44,900	1,976	2,371
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		77,300	6,768	1,227
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		10,600	957	420
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/07/2016		314,100	501	392
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/08/2016		663,000	1,105	835
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016		519,600	1,291	1,972
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017		86,900	6,083	19
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		90,100	8,131	1,430
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		167,450	15,625	2,581
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		161,800	14,966	2,474
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		70,800	3,767	3,609
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710	08/26/2019		143,200	7,393	7,128

								$92,459	$39,574

Total Purchased Options								$92,459	$39,574

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-26 5-Year Index	Buy	0.650%	10/19/2016	$55,500	$(33)	$(16)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	11/16/2016	24,600	(32)	(10)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.050	12/21/2016	70,100	(124)	(34)
JPM	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	12/21/2016	102,450	(73)	(122)
	Put - OTC CDX.IG-27 5-Year Index	Sell	1.100	12/21/2016	102,450	(139)	(61)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	97

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900%	11/16/2016	$35,600	$(48)	$(14)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.050	12/21/2016	130,000	(182)	(62)

						$(631)	$(319)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	(1)

						$(431)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$	255,000	$(4,000)	$(3,468)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018		1,800	(42)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		647,700	(6,625)	(2,318)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		486,000	(4,732)	(4,627)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017		98,000	(1,519)	(1)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		581,500	(5,868)	(2,091)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		225,400	(1,976)	(2,146)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016		43,900	(570)	(1,904)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017		59,400	(1,117)	(1,898)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		340,900	(6,857)	(767)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		118,900	(2,316)	(885)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017		354,200	(6,358)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		397,600	(8,133)	(895)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		1,449,650	(30,843)	(3,278)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	12/07/2016		68,300	(501)	(1,423)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.630	12/08/2016		144,100	(1,109)	(2,628)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016		136,250	(1,674)	(5,910)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016		10,800	(133)	(468)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		1,076,000	(11,231)	(10,244)

								$(95,604)	$(44,958)

Total Written Options								$(96,666)	$(45,279)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		3,046		0		(3,046)		0		0
Notional Amount in $	$	7,336,300	$	4,488,100	$	(2,357,700)	$	(2,409,500)	$	0	$	7,057,200
Notional Amount in EUR	EUR	410,600	EUR	1,915,600	EUR	(667,600)	EUR	(1,576,300)	EUR	(82,300)	EUR	0
Premiums	$	(90,602)	$	(31,615)	$	14,889	$	10,597	$	65	$	(96,666)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Cox Communications, Inc.	(1.000)%	12/20/2020	0.764%	$3,400	$51	$(85)	$0	$(34)
GST	Cox Communications, Inc.	(1.000)	12/20/2020	0.764	7,500	48	(124)	0	(76)
	Dow Chemical Co.	(1.000)	12/20/2020	0.680	31,600	(388)	(40)	0	(428)
JPM	Cox Communications, Inc.	(1.000)	12/20/2020	0.764	6,300	92	(155)	0	(63)

						$(197)	$(404)	$0	$(601)

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2021	0.722%	$	20,500	$(147)	$401	$254	$0
	China Government International Bond	1.000	09/20/2020	0.812		12,550	(12)	108	96	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		9,750	(299)	78	0	(221)
	Italy Government International Bond	1.000	12/20/2018	0.858		21,400	(1,403)	1,477	74	0
	Italy Government International Bond	1.000	09/20/2019	1.024		60,400	320	(340)	0	(20)
	Italy Government International Bond	1.000	03/20/2020	1.116		29,604	(95)	(10)	0	(105)
	Italy Government International Bond	1.000	06/20/2020	1.163		30,950	15	(185)	0	(170)
	MetLife, Inc.	1.000	06/20/2021	1.094		25,000	(1,593)	1,496	0	(97)
	Mexico Government International Bond	1.000	06/20/2021	1.520		28,300	(723)	71	0	(652)
	Mexico Government International Bond	1.000	12/20/2021	1.648		17,700	(594)	35	0	(559)
	Spain Government International Bond	1.000	06/20/2019	0.475		37,600	146	399	545	0
	Spain Government International Bond	1.000	12/20/2019	0.527		50,000	216	553	769	0
	Volkswagen International Finance NV	1.000	12/20/2020	0.939	EUR	2,400	(214)	222	8	0
BPS	Alcoa, Inc.	1.000	03/20/2021	1.969	$	2,700	(235)	125	0	(110)
	China Government International Bond	1.000	09/20/2020	0.812		12,850	(123)	221	98	0
	China Government International Bond	1.000	12/20/2020	0.856		10,000	(190)	252	62	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		9,750	(265)	44	0	(221)
	Mexico Government International Bond	1.000	12/20/2021	1.648		11,300	(368)	11	0	(357)
	Petrobras Global Finance BV	1.000	06/20/2018	2.255		33,600	(1,664)	962	0	(702)
	Petrobras Global Finance BV	1.000	09/20/2019	3.466		38,000	(2,102)	(527)	0	(2,629)
	Spain Government International Bond	1.000	09/20/2021	0.744		100	1	0	1	0
	Tesco PLC	1.000	06/20/2019	1.142	EUR	17,300	(47)	(21)	0	(68)
BRC	Brazil Government International Bond	1.000	03/20/2020	1.774	$	4,625	(429)	311	0	(118)
	China Government International Bond	1.000	09/20/2020	0.812		13,300	(95)	196	101	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		31,700	(923)	205	0	(718)
	Ford Motor Co.	5.000	06/20/2019	0.934		4,550	884	(381)	503	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		2,000	5	10	15	0
	Italy Government International Bond	1.000	12/20/2018	0.858		10,600	(743)	780	37	0
	Italy Government International Bond	1.000	03/20/2020	1.116		14,700	(24)	(28)	0	(52)
	Italy Government International Bond	1.000	06/20/2020	1.163		3,600	5	(25)	0	(20)
	Mexico Government International Bond	1.000	06/20/2021	1.520		23,750	(676)	129	0	(547)
	Mexico Government International Bond	1.000	12/20/2021	1.648		17,700	(602)	43	0	(559)
	Mexico Government International Bond	1.000	09/20/2022	1.826		9,900	(463)	13	0	(450)
	Petrobras Global Finance BV	1.000	06/20/2020	4.069		7,000	(861)	126	0	(735)
	Spain Government International Bond	1.000	06/20/2019	0.475		50,000	194	530	724	0
	Telecom Italia SpA	1.000	06/20/2019	1.261	EUR	10,000	(868)	792	0	(76)
	Telefonica Emisiones S.A.U.	1.000	12/20/2019	0.627		7,100	49	50	99	0
	Tesco PLC	1.000	09/20/2019	1.240		2,500	22	(41)	0	(19)
	Tesco PLC	1.000	12/20/2019	1.321		5,700	(31)	(32)	0	(63)
	Toll Brothers Finance Corp.	1.000	03/20/2021	1.415	$	5,700	(371)	272	0	(99)
	Volkswagen International Finance NV	1.000	12/20/2020	0.939	EUR	1,900	(189)	195	6	0
CBK	Berkshire Hathaway, Inc.	1.000	06/20/2023	1.117	$	7,600	(151)	98	0	(53)
	China Government International Bond	1.000	09/20/2020	0.812		4,100	(2)	33	31	0
	Credit Suisse Group Finance	1.000	06/20/2017	0.774	EUR	4,700	17	(6)	11	0
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.326	$	10,000	2,432	(766)	1,666	0
	Italy Government International Bond	1.000	12/20/2018	0.858		13,400	(1,022)	1,069	47	0
	Italy Government International Bond	1.000	03/20/2020	1.116		114,500	163	(569)	0	(406)
	Mexico Government International Bond	1.000	03/20/2019	0.884		15,400	63	(14)	49	0
	Prudential Financial, Inc.	1.000	12/20/2020	0.885		5,000	17	8	25	0
	South Africa Government International Bond	1.000	06/20/2021	2.346		1,000	(83)	24	0	(59)
	Spain Government International Bond	1.000	06/20/2019	0.475		42,650	208	410	618	0
	Spain Government International Bond	1.000	03/20/2020	0.565		900	9	5	14	0
	Spain Government International Bond	1.000	06/20/2020	0.598		1,600	21	3	24	0
	Telecom Italia SpA	1.000	06/20/2019	1.261	EUR	5,000	(434)	396	0	(38)
	Tesco PLC	1.000	06/20/2019	1.142		7,500	(8)	(22)	0	(30)
	Volkswagen International Finance NV	1.000	12/20/2020	0.939		23,200	(2,496)	2,572	76	0
DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.179	$	4,000	3	(49)	0	(46)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.222		17,050	(72)	(190)	0	(262)
	Brazil Government International Bond	1.000	06/20/2017	0.611		10,500	(157)	190	33	0
	Italy Government International Bond	1.000	03/20/2019	0.924		39,000	(794)	880	86	0
	Italy Government International Bond	1.000	06/20/2019	0.979		134,400	316	(191)	125	0
	Italy Government International Bond	1.000	09/20/2019	1.024		70,100	(284)	260	0	(24)
	MetLife, Inc.	5.000	09/20/2019	0.628		1,100	134	9	143	0
	MetLife, Inc.	1.000	09/20/2021	1.166		11,000	100	(183)	0	(83)
	Mexico Government International Bond	1.000	12/20/2018	0.791		2,500	4	8	12	0
	Mexico Government International Bond	1.000	03/20/2019	0.884		19,400	(57)	119	62	0
	Mexico Government International Bond	1.000	06/20/2021	1.520		21,250	(603)	113	0	(490)
	Mexico Government International Bond	1.000	12/20/2021	1.648		12,750	(422)	19	0	(403)
	Pacific Gas & Electric Co.	1.000	06/20/2021	0.598		2,000	(88)	126	38	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	99

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Spain Government International Bond	1.000%	06/20/2019	0.475%	$	44,100	$150	$489	$639	$0
	Tesco PLC	1.000	06/20/2019	1.142	EUR	18,000	(37)	(34)	0	(71)
FBF	AT&T, Inc.	1.000	03/20/2023	1.097	$	21,400	(575)	457	0	(118)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		5,800	0	44	44	0
	MetLife, Inc.	1.000	09/20/2020	0.872		20,600	210	(101)	109	0
	MetLife, Inc.	1.000	12/20/2020	0.924		1,000	5	(1)	4	0
	Mexico Government International Bond	1.000	06/20/2021	1.520		3,900	(113)	23	0	(90)
	Prudential Financial, Inc.	1.000	12/20/2020	0.885		5,000	17	8	25	0
	Telecom Italia SpA	1.000	06/20/2019	1.261	EUR	10,000	(868)	792	0	(76)
	Telefonica Emisiones S.A.U.	1.000	06/20/2021	1.000		3,000	(165)	166	1	0
GST	China Government International Bond	1.000	09/20/2020	0.812	$	18,100	(31)	169	138	0
	China Government International Bond	1.000	06/20/2021	0.972		9,500	(75)	90	15	0
	Italy Government International Bond	1.000	12/20/2018	0.858		27,600	(1,798)	1,894	96	0
	Italy Government International Bond	1.000	03/20/2020	1.116		55,000	79	(274)	0	(195)
	Italy Government International Bond	1.000	06/20/2020	1.163		23,550	0	(130)	0	(130)
	Mexico Government International Bond	1.000	06/20/2021	1.520		1,350	(40)	9	0	(31)
	Mexico Government International Bond	1.000	12/20/2021	1.648		30,000	(1,035)	88	0	(947)
	Petrobras Global Finance BV	1.000	09/20/2019	3.466		800	(47)	(8)	0	(55)
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		700	(78)	22	0	(56)
	Petroleos Mexicanos	1.000	06/20/2021	2.942		5,400	(519)	66	0	(453)
	Telefonica Emisiones S.A.U.	1.000	09/20/2019	0.589	EUR	13,100	153	34	187	0
	Tesco PLC	1.000	09/20/2019	1.240		2,500	24	(43)	0	(19)
	Time Warner Cable, Inc.	1.000	12/20/2020	0.522	$	1,100	(125)	147	22	0
	Volkswagen International Finance NV	1.000	12/20/2020	0.939	EUR	3,900	(374)	387	13	0
HUS	Brazil Government International Bond	1.000	06/20/2017	0.611	$	26,700	(384)	469	85	0
	China Government International Bond	1.000	09/20/2020	0.812		40,350	(105)	412	307	0
	China Government International Bond	1.000	06/20/2021	0.972		6,300	(60)	70	10	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		7,100	(219)	58	0	(161)
	Italy Government International Bond	1.000	06/20/2019	0.979		123,100	(1,412)	1,527	115	0
	Italy Government International Bond	1.000	06/20/2020	1.163		4,000	(4)	(18)	0	(22)
	Mexico Government International Bond	1.000	03/20/2019	0.884		16,400	8	44	52	0
	Mexico Government International Bond	1.000	09/20/2020	1.305		49,950	(870)	303	0	(567)
	Petrobras Global Finance BV	1.000	06/20/2019	3.256		8,700	(626)	118	0	(508)
	Spain Government International Bond	1.000	12/20/2019	0.527		43,800	168	505	673	0
	Spain Government International Bond	1.000	06/20/2020	0.598		10,950	135	29	164	0
JPM	Brazil Government International Bond	1.000	12/20/2017	0.780		2,800	(132)	141	9	0
	China Government International Bond	1.000	09/20/2020	0.812		8,400	(3)	67	64	0
	China Government International Bond	1.000	06/20/2021	0.972		22,500	(117)	154	37	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		13,250	(356)	56	0	(300)
	Ford Motor Co.	5.000	03/20/2019	0.837		2,550	476	(213)	263	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		10,000	41	27	68	0
	Italy Government International Bond	1.000	06/20/2020	1.163		50,000	74	(349)	0	(275)
	Mexico Government International Bond	1.000	03/20/2019	0.884		52,300	209	(42)	167	0
	Mexico Government International Bond	1.000	06/20/2021	1.520		2,800	(48)	(16)	0	(64)
	Mexico Government International Bond	1.000	12/20/2021	1.648		4,700	(151)	3	0	(148)
	Spain Government International Bond	1.000	06/20/2019	0.475		4,300	19	43	62	0
	Spain Government International Bond	1.000	06/20/2020	0.598		9,750	111	35	146	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355	EUR	3,800	(89)	125	36	0
	Volkswagen International Finance NV	1.000	12/20/2020	0.939		5,200	(435)	452	17	0
	Williams Cos., Inc.	1.000	09/20/2019	1.537	$	3,800	9	(66)	0	(57)
MYC	China Government International Bond	1.000	06/20/2021	0.972		12,200	(91)	111	20	0
	Ford Motor Co.	5.000	03/20/2019	0.837		2,250	419	(187)	232	0
	Ford Motor Co.	5.000	12/20/2021	1.785		1,800	277	9	286	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		10,000	44	24	68	0
	Italy Government International Bond	1.000	12/20/2018	0.858		14,400	(938)	988	50	0
	Italy Government International Bond	1.000	03/20/2019	0.924		68,400	134	17	151	0
	Italy Government International Bond	1.000	06/20/2019	0.979		30,100	(254)	282	28	0
	Italy Government International Bond	1.000	09/20/2019	1.024		12,200	(128)	124	0	(4)
	Italy Government International Bond	1.000	06/20/2020	1.163		40,600	75	(298)	0	(223)
	Mexico Government International Bond	1.000	03/20/2019	0.884		8,950	35	(6)	29	0
	Petrobras Global Finance BV	1.000	03/20/2018	1.919		5,500	(249)	177	0	(72)
	Spain Government International Bond	1.000	06/20/2019	0.475		102,300	479	1,003	1,482	0
	Spain Government International Bond	1.000	09/20/2019	0.503		24,500	363	3	366	0
	Spain Government International Bond	1.000	12/20/2019	0.527		58,000	251	640	891	0
NGF	South Africa Government International Bond	1.000	06/20/2021	2.346		3,100	(256)	73	0	(183)
RYL	Alcoa, Inc.	1.000	06/20/2021	2.128		2,600	(232)	103	0	(129)
UAG	China Government International Bond	1.000	06/20/2021	0.972		7,600	(68)	80	12	0

							$(26,820)	$24,240	$13,635	$(16,215)

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
CBK	MCDX-26 5-Year Index	1.000%	06/20/2021	$43,900	$114	$252	$366	$0
DUB	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,400	(437)	72	0	(365)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	122,400	(6,174)	3,208	0	(2,966)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	35,800	(1,903)	1,035	0	(868)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	12,100	(451)	8	0	(443)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	23,800	(2,548)	575	0	(1,973)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	16,200	(3,180)	421	0	(2,759)
	MCDX-26 5-Year Index	1.000	06/20/2021	20,600	49	123	172	0
JPS	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	40,300	(3,785)	445	0	(3,340)
MEI	CMBX.NA.AAA.6 Index	0.500	05/11/2063	400	(4)	1	0	(3)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	28,400	(1,589)	901	0	(688)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	8,000	(780)	118	0	(662)
MYC	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,400	(197)	115	0	(82)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	15,400	(586)	22	0	(564)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	13,500	(1,195)	(9)	0	(1,204)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	20,100	(2,268)	602	0	(1,666)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	3,600	(578)	(35)	0	(613)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	12,600	(2,376)	230	0	(2,146)

					$(27,888)	$8,084	$538	$(20,342)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	3-Month EUR-EXT-CPI	0.995%	12/08/2020	EUR	16,500	$0	$(257)	$0	$(257)
CBK	Receive	3-Month EUR-EXT-CPI	1.005	12/15/2020		18,400	0	(297)	0	(297)
DBL	Receive	3-Month EUR-EXT-CPI	0.720	08/15/2020		2,000	(5)	(3)	0	(8)
DUB	Receive	3-Month EUR-EXT-CPI	0.980	12/15/2020		7,600	0	(112)	0	(112)
GLM	Receive	3-Month EUR-EXT-CPI	0.680	08/15/2020		46,100	13	(90)	0	(77)
	Receive	3-Month EUR-EXT-CPI	1.005	12/15/2020		2,500	0	(40)	0	(40)
MYC	Receive	3-Month EUR-EXT-CPI	0.987	12/15/2020		51,800	0	(784)	0	(784)

							$8	$(1,583)	$0	$(1,575)

Total Swap Agreements							$(54,897)	$30,337	$14,173	$(38,733)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	101

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(k)	Securities with an aggregate market value of $34,152 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BOA	$1,810	$3,209	$1,746	$6,765	$0	$(3,528)	$(1,824)	$(5,352)	$1,413	$(1,320)	$93
BPS	33	0	161	194	(77)	0	(4,344)	(4,421)	(4,227)	4,203	(24)
BRC	0	0	1,485	1,485	0	0	(3,490)	(3,490)	(2,005)	2,019	14
CBK	0	0	2,927	2,927	(57)	(2)	(883)	(942)	1,985	(2,160)	(175)
DBL	0	0	0	0	0	0	(8)	(8)	(8)	0	(8)
DUB	0	2,472	1,138	3,610	0	(2,322)	(1,856)	(4,178)	(568)	92	(476)
FAR	0	4,934	0	4,934	0	(4,627)	0	(4,627)	307	(350)	(43)
FBF	0	5	183	188	0	(1)	(3,250)	(3,251)	(3,063)	3,161	98
GLM	206	6,867	0	7,073	(206)	(8,039)	(117)	(8,362)	(1,289)	1,674	385
GST	0	0	643	643	0	0	(8,433)	(8,433)	(7,790)	7,207	(583)
HUS	530	0	1,406	1,936	(427)	0	(1,258)	(1,685)	251	(540)	(289)
JPM	0	1,647	869	2,516	(132)	(1,835)	(907)	(2,874)	(358)	334	(24)
JPS	0	0	0	0	0	0	(3,340)	(3,340)	(3,340)	3,558	218
MEI	0	0	0	0	0	0	(1,353)	(1,353)	(1,353)	1,557	204
MSB	554	0	0	554	0	0	0	0	554	(790)	(236)
MYC	0	9,703	3,603	13,306	0	(14,213)	(7,358)	(21,571)	(8,265)	6,581	(1,684)
NAB	12	0	0	12	(33)	0	0	(33)	(21)	0	(21)
NGF	0	0	0	0	0	(468)	(183)	(651)	(651)	636	(15)
RBC	0	10,737	0	10,737	(18)	(10,244)	0	(10,262)	475	(937)	(462)
RYL	0	0	0	0	0	0	(129)	(129)	(129)	247	118
SCX	27	0	0	27	(107)	0	0	(107)	(80)	0	(80)
UAG	45	0	12	57	0	0	0	0	57	0	57

Total Over the Counter	$3,217	$39,574	$14,173	$56,964	$(1,057)	$(45,279)	$(38,733)	$(85,069)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,307	$1,307
Swap Agreements	0	12,655	0	0	19,516	32,171

	$0	$12,655	$0	$0	$20,823	$33,478

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,217	$0	$3,217
Purchased Options	0	0	0	0	39,574	39,574
Swap Agreements	0	14,173	0	0	0	14,173

	$0	$14,173	$0	$3,217	$39,574	$56,964

	$0	$26,828	$0	$3,217	$60,397	$90,442

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,102	$1,102
Swap Agreements	0	0	0	0	722	722

	$0	$0	$0	$0	$1,824	$1,824

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,057	$0	$1,057
Written Options	0	319	0	0	44,960	45,279
Swap Agreements	0	37,158	0	0	1,575	38,733

	$0	$37,477	$0	$1,057	$46,535	$85,069

	$0	$37,477	$0	$1,057	$48,359	$86,893

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,137	$1,137
Futures	0	0	0	0	(18,174)	(18,174)
Swap Agreements	0	29,715	0	0	(122,111)	(92,396)

	$0	$29,715	$0	$0	$(139,148)	$(109,433)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,766)	$0	$(1,766)
Purchased Options	0	0	0	0	(9,007)	(9,007)
Written Options	0	12,216	0	0	10,857	23,073
Swap Agreements	0	22,469	0	0	89	22,558

	$0	$34,685	$0	$(1,766)	$1,939	$34,858

	$0	$64,400	$0	$(1,766)	$(137,209)	$(74,575)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$15,830	$15,830
Swap Agreements	0	57,094	0	0	22,126	79,220

	$0	$57,094	$0	$0	$37,956	$95,050

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,831	$0	$11,831
Purchased Options	0	0	0	0	(17,956)	(17,956)
Written Options	0	(5,759)	0	0	8,509	2,750
Swap Agreements	0	19,162	0	0	706	19,868

	$0	$13,403	$0	$11,831	$(8,741)	$16,493

	$0	$70,497	$0	$11,831	$29,215	$111,543

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	103

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$394,768	$287,943	$682,711
Corporate Bonds & Notes
Banking & Finance	0	4,598,909	26,170	4,625,079
Industrials	0	7,268,955	0	7,268,955
Utilities	0	3,016,240	0	3,016,240
Municipal Bonds & Notes
California	0	579,425	0	579,425
Georgia	0	70,956	0	70,956
Illinois	0	53,683	0	53,683
Indiana	0	2,431	0	2,431
Kentucky	0	500	0	500
Massachusetts	0	4,275	0	4,275
Mississippi	0	4,565	0	4,565
New Jersey	0	43,976	0	43,976
New York	0	201,164	0	201,164
Ohio	0	102,426	0	102,426
Pennsylvania	0	20,462	0	20,462
Tennessee	0	24,351	0	24,351
Texas	0	51,324	0	51,324
U.S. Government Agencies	0	1,238,453	0	1,238,453
U.S. Treasury Obligations	0	5,669,434	0	5,669,434
Non-Agency Mortgage-Backed Securities	0	27,909	0	27,909
Asset-Backed Securities	0	64,637	0	64,637
Sovereign Issues	0	143,908	0	143,908
Convertible Preferred Securities
Banking & Finance	0	26,265	0	26,265
Preferred Securities
Banking & Finance	22,633	17,640	0	40,273
Industrials	771	0	0	771

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Real Estate	$0	$2,126	$0	$2,126
Utilities	15,336	16,632	0	31,968
Short-Term Instruments
Repurchase Agreements	0	5,764	0	5,764
U.S. Treasury Bills	0	11,081	0	11,081

	$38,740	$23,662,259	$314,113	$24,015,112

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$84,119	$0	$0	$84,119

Total Investments	$122,859	$23,662,259	$314,113	$24,099,231

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,307	32,171	0	33,478
Over the counter	0	56,964	0	56,964

	$1,307	$89,135	$0	$90,442

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,102)	(722)	0	(1,824)
Over the counter	0	(85,069)	0	(85,069)

	$(1,102)	$(85,791)	$0	$(86,893)

Totals	$123,064	$23,665,603	$314,113	$24,102,780

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$275,574	$32,104	$(19,122)	$(7)	$(3)	$(603)	$0	$0	$287,943	$(668)
Corporate Bonds & Notes
Banking & Finance	25,896	0	0	0	0	274	0	0	26,170	274
Asset-Backed Securities	8,007	0	(1,481)	0	0	71	0	(6,597)	0	0

Totals	$309,477	$32,104	$(20,603)	$(7)	$(3)	$(258)	$0	$(6,597)	$314,113	$(394)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$287,943	Proxy Pricing	Base Price	98.75-102.00
Corporate Bonds & Notes
Banking & Finance	26,170	Proxy Pricing	Base Price	102.67

Total	$314,113

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.3%

CORPORATE BONDS & NOTES 27.1%

BANKING & FINANCE 18.2%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$501
American Express Credit Corp.
1.555% due 05/26/2020	720	724
American International Group, Inc.
4.875% due 06/01/2022	138	155
Bank of America Corp.
5.700% due 01/24/2022	150	175
7.625% due 06/01/2019	430	494
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	604
2.450% due 11/27/2020	140	144
2.500% due 04/15/2021	200	206
2.600% due 08/17/2020	410	424
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.385% due 03/05/2018	600	600
Barclays PLC
3.250% due 01/12/2021	400	408
4.375% due 01/12/2026	300	311
CC Holdings GS LLC
3.849% due 04/15/2023	970	1,041
Citigroup, Inc.
1.385% due 03/10/2017	980	981
Citizens Bank N.A.
2.500% due 03/14/2019	400	407
Cooperatieve Rabobank UA
3.950% due 11/09/2022	1,000	1,050
Credit Agricole S.A.
4.375% due 03/17/2025	210	215
Credit Suisse AG
3.000% due 10/29/2021	610	628
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	400	409
Ford Motor Credit Co. LLC
8.125% due 01/15/2020	690	815
Goldman Sachs Group, Inc.
4.000% due 03/03/2024	900	968
Guardian Life Global Funding
2.000% due 04/26/2021	700	707
HSBC Holdings PLC
2.650% due 01/05/2022 (a)	900	898
3.600% due 05/25/2023	200	207
Jackson National Life Global Funding
1.875% due 10/15/2018	350	353
2.250% due 04/29/2021	200	203
JPMorgan Chase & Co.
2.295% due 08/15/2021	700	702
2.550% due 10/29/2020	550	561
Lloyds Bank PLC
2.400% due 03/17/2020	800	813
Morgan Stanley
7.300% due 05/13/2019	770	876
New York Life Global Funding
2.000% due 04/13/2021	1,000	1,010
PNC Bank N.A.
2.450% due 11/05/2020	280	287
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,550
QNB Finance Ltd.
3.375% due 02/22/2017	1,070	1,079
State Street Corp.
1.701% due 08/18/2020	520	525
Sumitomo Mitsui Banking Corp.
1.268% due 01/16/2018	700	700
Synchrony Financial
1.989% due 02/03/2020	450	440
U.S. Bank N.A.
1.021% due 01/26/2018	640	640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS AG
1.557% due 03/26/2018	$460	$461
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	710	728
Waha Aerospace BV
3.925% due 07/28/2020	368	383
WEA Finance LLC
3.250% due 10/05/2020	400	417
Wells Fargo & Co.
2.175% due 03/04/2021	690	703

		26,503

INDUSTRIALS 7.5%
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	770	787
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	99	112
American Airlines Pass-Through Trust
3.375% due 11/01/2028	477	490
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	182	194
Dominion Gas Holdings LLC
2.800% due 11/15/2020	350	362
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	112
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	263	299
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,438
Oracle Corp.
1.900% due 09/15/2021	388	389
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,704
UAL Pass-Through Trust
9.750% due 07/15/2018	48	49

		10,936

UTILITIES 1.4%
AT&T, Inc.
3.000% due 06/30/2022	400	412
3.600% due 02/17/2023	350	369
Electricite de France S.A.
2.350% due 10/13/2020	370	377
Petroleos Mexicanos
5.500% due 01/21/2021	180	191
Progress Energy, Inc.
4.400% due 01/15/2021	92	101
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	500	554
Verizon Communications, Inc.
2.606% due 09/14/2018	30	31

		2,035

Total Corporate Bonds & Notes (Cost $38,613)		39,474

MUNICIPAL BONDS & NOTES 2.7%

CALIFORNIA 0.6%
California Department of Water Resources State Revenue Notes, Series 2012
1.871% due 12/01/2019	310	316
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	348
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	257

		921

COLORADO 0.3%
University of Colorado Revenue Notes, Series 2015
2.001% due 06/01/2020	485	495

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	$250	$288

GEORGIA 0.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.700% due 01/01/2022	340	356

NEW YORK 0.4%
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	540

WASHINGTON 0.9%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	770	803
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	500	568

		1,371

Total Municipal Bonds & Notes (Cost $3,868)		3,971

U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
1.250% due 08/23/2019	500	500
1.875% due 09/18/2018	1,540	1,572
2.523% due 07/01/2034	366	384
2.693% due 10/01/2037	337	357
3.980% due 07/01/2021	710	780
5.500% due 04/01/2034 - 04/01/2039	417	473
Fannie Mae, TBA
2.500% due 11/01/2031	3,500	3,619
3.000% due 11/01/2046 - 12/01/2046	11,600	12,027
Federal Home Loan Bank
0.875% due 08/05/2019	750	747
Freddie Mac
1.000% due 03/08/2017	4,910	4,922
2.774% due 06/01/2037	504	533

Total U.S. Government Agencies (Cost $25,748)		25,914

U.S. TREASURY OBLIGATIONS 12.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	3,422	3,509
0.375% due 07/15/2023	1,179	1,224
0.375% due 07/15/2025	101	105
1.750% due 01/15/2028	172	202
2.000% due 01/15/2026	61	71
U.S. Treasury Notes
0.625% due 08/31/2017 (g)	1,690	1,690
0.625% due 09/30/2017	7,640	7,637
1.250% due 07/31/2023	210	208
1.375% due 08/31/2023	4,000	3,989

Total U.S. Treasury Obligations (Cost $18,392)		18,635

ASSET-BACKED SECURITIES 3.1%
Capital One Multi-Asset Execution Trust
0.974% due 02/15/2022	900	906
Chase Issuance Trust
1.360% due 04/15/2020	260	261
Citibank Credit Card Issuance Trust
0.948% due 09/10/2020	310	312
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	390	390

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	105

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	$211	$211
Navient Student Loan Trust
0.845% due 07/25/2030	179	179
Nissan Auto Lease Trust
1.180% due 12/15/2017	317	318
SLC Student Loan Trust
0.940% due 06/15/2024	138	137
0.950% due 09/15/2026	335	328
1.700% due 11/25/2042	667	670
SLM Student Loan Trust
0.805% due 07/25/2019	113	112
0.815% due 10/27/2025	100	99
0.825% due 10/25/2024	2	2
0.825% due 07/27/2026	154	153
0.925% due 04/25/2023	169	168
South Carolina Student Loan Corp.
1.592% due 03/02/2020	113	113

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toyota Auto Receivables Owner Trust
0.920% due 02/15/2018	$84	$84

Total Asset-Backed Securities (Cost $4,432)		4,443

SOVEREIGN ISSUES 1.5%
Korea Development Bank
1.500% due 01/22/2018	1,230	1,232
Mexico Government International Bond
5.125% due 01/15/2020	260	290
Qatar Government International Bond
5.250% due 01/20/2020	640	709

Total Sovereign Issues (Cost $2,210)		2,231

SHORT-TERM INSTRUMENTS 45.3%

REPURCHASE AGREEMENTS (e) 25.4%
		37,030

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 19.9%
0.401% due 03/09/2017 (b)(c)	$29,100	$29,050

Total Short-Term Instruments (Cost $66,080)		66,080

Total Investments in Securities (Cost $159,343)		160,748

Total Investments 110.3% (Cost $159,343)		$160,748

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(1))		70

Other Assets and Liabilities, net (10.3)%		(15,030)

Net Assets 100.0%		$145,788

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	1.250%	09/30/2016	10/03/2016	$13,400	U.S. Treasury Floating Rate Notes 0.418% due 10/31/2017	$(13,683)	$13,400	$13,401
SCX	1.000	09/30/2016	10/03/2016	16,100	U.S. Treasury Notes 1.750% due 05/15/2023	(16,398)	16,100	16,101
SSB	0.010	09/30/2016	10/03/2016	630	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(644)	630	630
TDM	1.250	09/30/2016	10/03/2016	6,900	U.S. Treasury Notes 1.500% due 05/31/2019	(7,076)	6,900	6,901

Total Repurchase Agreements						$(37,801)	$37,030	$37,033

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BPG	$13,401	$0	$0	$13,401	$(13,683)	$(282)
SCX	16,101	0	0	16,101	(16,398)	(297)
SSB	630	0	0	630	(644)	(14)
TDM	6,901	0	0	6,901	(7,076)	(175)

Total Borrowings and Other Financing Transactions	$37,033	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016	Notional Amount (2)		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Kinder Morgan, Inc.	1.000%	12/20/2021	1.700%	$	900	$(32)	$(2)	$0	$(2)
MetLife, Inc.	1.000	12/20/2021	1.230		1,400	(16)	4	1	0

						$(48)	$2	$1	$(2)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/17/2017	$44,800	$105	$78	$0	$0
Receive	3-Month USD-LIBOR	1.250	06/15/2018	40,600	176	102	0	(7)
Receive	3-Month USD-LIBOR *	1.250	12/21/2018	7,900	32	(16)	0	(3)
Receive	3-Month USD-LIBOR	2.250	06/17/2020	13,100	(544)	(114)	14	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	7,200	(160)	0	38	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046	600	(60)	5	11	0

					$(451)	$55	$63	(10)

Total Swap Agreements					$(499)	$57	$64	$(12)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(g)	Securities with an aggregate market value of $672 and cash of $1,056 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (3)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6	$64	$70	$0	$0	$(12)	$(12)

(3)	Unsettled variation margin asset of $6 for closed futures is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BRC	Berkshire Hathaway, Inc.	1.000%	06/20/2021	0.773%	$ 1,300	$13	$1	$14	$0
JPM	Prudential Financial, Inc.	1.000	06/20/2021	1.027	1,400	(14)	12	0	(2)

						$(1)	$13	$14	$(2)

Total Swap Agreements						$(1)	$13	$14	$(2)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	107

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (4)
BRC	$0	$0	$14	$14	$0	$0	$0	$0	$14	$0	$14
JPM	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)

Total Over the Counter	$0	$0	$14	$14	$0	$0	$(2)	$(2)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	1	0	0	63	64

	$0	$1	$0	$0	$69	$70

Over the counter
Swap Agreements	$0	$14	$0	$0	$0	$14

	$0	$15	$0	$0	$69	$84

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$2	$0	$0	$10	$12

Over the counter
Swap Agreements	$0	$2	$0	$0	$0	$2

	$0	$4	$0	$0	$10	$14

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(55)	$(55)
Swap Agreements	0	0	0	0	(523)	(523)

	$0	$0	$0	$0	$(578)	$(578)

Over the counter
Swap Agreements	$0	$31	$0	$0	$0	$31

	$0	$31	$0	$0	$(578)	$(547)

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(8)	$(8)
Swap Agreements	0	2	0	0	158	160

	$0	$2	$0	$0	$150	$152

Over the counter
Swap Agreements	$0	$54	$0	$0	$0	$54

	$0	$56	$0	$0	$150	$206

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$26,503	$0	$26,503
Industrials	0	10,936	0	10,936
Utilities	0	2,035	0	2,035
Municipal Bonds & Notes
California	0	921	0	921
Colorado	0	495	0	495
District of Columbia	0	288	0	288
Georgia	0	356	0	356
New York	0	540	0	540
Washington	0	1,371	0	1,371
U.S. Government Agencies	0	25,914	0	25,914
U.S. Treasury Obligations	0	18,635	0	18,635
Asset-Backed Securities	0	4,443	0	4,443
Sovereign Issues	0	2,231	0	2,231

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Short-Term Instruments
Repurchase Agreements	$0	$37,030	$0	$37,030
U.S. Treasury Bills	0	29,050	0	29,050

Total Investments	$0	$160,748	$0	$160,748

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	64	0	64
Over the counter	0	14	0	14

	$0	$78	$0	$78

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12)	0	(12)
Over the counter	0	(2)	0	(2)

	$0	$(14)	$0	$(14)

Totals	$0	$160,812	$0	$160,812

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	109

Schedule of Investments PIMCO Moderate Duration Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.0%

CORPORATE BONDS & NOTES 31.9%

BANKING & FINANCE 20.3%
ABN AMRO Bank NV
4.750% due 07/28/2025	$1,100	$1,160
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,661
American Express Bank FSB
6.000% due 09/13/2017	615	642
American Express Credit Corp.
1.307% due 08/15/2019	5,200	5,202
American International Group, Inc.
3.900% due 04/01/2026	300	318
4.125% due 02/15/2024	600	648
Bank of America Corp.
4.000% due 04/01/2024	1,600	1,728
7.625% due 06/01/2019	2,100	2,411
Barclays PLC
3.250% due 01/12/2021	1,200	1,223
4.375% due 01/12/2026	1,500	1,555
BNP Paribas S.A.
5.000% due 01/15/2021	2,000	2,239
BPCE S.A.
5.700% due 10/22/2023	1,000	1,091
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,073
Citigroup, Inc.
2.350% due 08/02/2021	500	501
3.400% due 05/01/2026	1,500	1,554
Citizens Bank N.A.
2.500% due 03/14/2019	1,150	1,172
Cooperatieve Rabobank UA
3.950% due 11/09/2022	5,250	5,511
Corp. Andina de Fomento
5.750% due 01/12/2017	36	37
8.125% due 06/04/2019	85	99
Credit Agricole S.A.
4.375% due 03/17/2025	1,100	1,127
Credit Suisse AG
3.000% due 10/29/2021	4,000	4,119
European Investment Bank
2.000% due 03/15/2021	2,250	2,312
Ford Motor Credit Co. LLC
3.000% due 06/12/2017	1,700	1,718
3.664% due 09/08/2024	1,100	1,136
5.875% due 08/02/2021	200	228
8.125% due 01/15/2020	800	946
Goldman Sachs Group, Inc.
2.429% due 11/29/2023	1,040	1,059
3.625% due 01/22/2023	1,800	1,905
4.000% due 03/03/2024	1,100	1,184
5.250% due 07/27/2021	1,250	1,413
HSBC Holdings PLC
3.600% due 05/25/2023	500	517
4.250% due 08/18/2025	2,900	2,984
Jackson National Life Global Funding
1.875% due 10/15/2018	1,300	1,313
2.250% due 04/29/2021	500	507
JPMorgan Chase & Co.
2.550% due 10/29/2020	3,800	3,877
3.625% due 05/13/2024	400	426
4.250% due 10/15/2020	200	217
4.400% due 07/22/2020	700	763
KFW
1.500% due 02/06/2019	1,450	1,465
Lloyds Banking Group PLC
3.100% due 07/06/2021	1,000	1,023
4.582% due 12/10/2025	1,000	1,027
MassMutual Global Funding
2.500% due 10/17/2022	800	814
Mitsubishi UFJ Financial Group, Inc.
1.912% due 09/13/2021	2,800	2,799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley
4.000% due 07/23/2025	$1,800	$1,940
5.500% due 07/24/2020	3,000	3,365
PNC Bank N.A.
2.450% due 11/05/2020	1,000	1,024
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,992
QNB Finance Ltd.
3.375% due 02/22/2017	2,700	2,722
Santander UK Group Holdings PLC
2.875% due 08/05/2021	1,000	1,001
Santander UK PLC
5.000% due 11/07/2023	2,500	2,614
Societe Generale S.A.
1.991% due 04/08/2021	700	711
Sumitomo Mitsui Banking Corp.
1.268% due 01/16/2018	850	850
Toronto-Dominion Bank
2.125% due 04/07/2021	1,250	1,266
2.250% due 03/15/2021	1,200	1,226
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021	3,000	3,085
Waha Aerospace BV
3.925% due 07/28/2020	80	83
WEA Finance LLC
3.250% due 10/05/2020	500	521
Wells Fargo & Co.
3.000% due 04/22/2026	1,800	1,820

		90,924

INDUSTRIALS 9.0%
AbbVie, Inc.
2.900% due 11/06/2022	2,700	2,773
Actavis Funding SCS
3.800% due 03/15/2025	2,000	2,122
American Airlines Pass-Through Trust
3.375% due 11/01/2028	2,038	2,091
5.250% due 07/31/2022	296	321
Baidu, Inc.
2.750% due 06/09/2019	3,500	3,592
Cigna Corp.
5.125% due 06/15/2020	800	889
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,600	3,650
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	523	561
4.750% due 07/12/2022	554	595
CVS Pass-Through Trust
7.507% due 01/10/2032	1,477	1,890
Energy Transfer Partners LP
6.700% due 07/01/2018	510	547
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,500	2,547
Fidelity National Information Services, Inc.
3.000% due 08/15/2026	1,500	1,488
General Electric Co
1.158% due 05/05/2026	1,000	974
General Electric Co.
2.700% due 10/09/2022	1,591	1,656
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,566
6.850% due 02/15/2020	700	795
9.000% due 02/01/2019	400	459
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,276
Oracle Corp.
3.400% due 07/08/2024	3,200	3,423
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,094
Reynolds American, Inc.
4.000% due 06/12/2022	1,200	1,305
4.850% due 09/15/2023	600	688

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sunoco, Inc.
5.750% due 01/15/2017	$500	$506
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,330	1,429
3.875% due 10/15/2020	427	463
Walgreens Boots Alliance, Inc.
3.100% due 06/01/2023	1,500	1,550

		40,250

UTILITIES 2.6%
AT&T, Inc.
3.000% due 06/30/2022	2,200	2,265
3.600% due 02/17/2023	700	739
3.800% due 03/15/2022	150	161
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,200	1,242
Electricite de France S.A.
2.350% due 10/13/2020	1,400	1,429
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	110
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	80
3.250% due 06/15/2023	373	397
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	171	183
Shell International Finance BV
1.875% due 05/10/2021	1,100	1,101
Verizon Communications, Inc.
5.150% due 09/15/2023	3,500	4,080

		11,787

Total Corporate Bonds & Notes (Cost $139,687)		142,961

MUNICIPAL BONDS & NOTES 4.6%

ARIZONA 0.3%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
1.631% due 07/01/2018	1,250	1,263

CALIFORNIA 1.8%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,675
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022	1,850	2,104
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	898
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	474
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	798

		7,949

FLORIDA 0.2%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016
2.638% due 07/01/2021	900	936

GEORGIA 0.2%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.800% due 07/01/2022	1,080	1,135

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.1%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	$650	$660

NEW YORK 0.8%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,100
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	544
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,869

		3,513

OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	115

TEXAS 0.9%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,299
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	1,455	1,770

		4,069

WASHINGTON 0.3%
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	1,000	1,136

Total Municipal Bonds & Notes (Cost $20,188)		20,776

U.S. GOVERNMENT AGENCIES 42.5%
Fannie Mae
2.500% due 02/01/2043 - 04/01/2045	10,077	10,186
2.523% due 07/01/2034	1,045	1,096
2.693% due 10/01/2037	1,011	1,071
3.000% due 04/01/2043	1,492	1,555
3.500% due 08/01/2020 - 08/01/2045	11,221	11,904
3.820% due 09/01/2021	1,917	2,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.980% due 07/01/2021	$2,500	$2,745
5.000% due 04/01/2023 - 11/01/2044	11,191	12,439
5.500% due 04/01/2023 - 02/01/2042	8,593	9,707
Fannie Mae, TBA
2.500% due 11/01/2031	17,000	17,578
3.000% due 11/01/2046 - 12/01/2046	53,700	55,667
Federal Home Loan Bank
0.875% due 10/01/2018 - 08/05/2019	12,400	12,391
Freddie Mac
1.150% due 09/14/2018	2,600	2,600
1.250% due 08/01/2019	1,100	1,108
3.500% due 06/01/2044 - 03/01/2046	6,235	6,579
Freddie Mac, TBA
3.000% due 11/01/2046	10,000	10,371
Ginnie Mae
3.500% due 09/20/2045	9,997	10,627
4.000% due 01/20/2046	3,565	3,824
Ginnie Mae, TBA
4.000% due 10/01/2046 - 11/01/2046	16,100	17,248

Total U.S. Government Agencies (Cost $188,933)		190,796

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Inflation Protected Securities (a)
0.375% due 07/15/2025	2,080	2,153
0.625% due 01/15/2026	5,368	5,656
1.750% due 01/15/2028	459	539
2.000% due 01/15/2026	243	285
2.375% due 01/15/2025	511	610
U.S. Treasury Notes
0.625% due 08/31/2017	25,800	25,795
1.125% due 02/28/2021	23,400	23,419
1.125% due 08/31/2021	15,500	15,487
1.250% due 07/31/2023	5,600	5,543
1.500% due 08/31/2018	5,800	5,879

Total U.S. Treasury Obligations (Cost $84,636)		85,366

ASSET-BACKED SECURITIES 4.2%
Capital One Multi-Asset Execution Trust
0.974% due 02/15/2022	2,500	2,517
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,205
1.840% due 04/15/2022	1,700	1,727
Citibank Credit Card Issuance Trust
0.948% due 09/10/2020	1,550	1,558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	$1,649	$1,650
Ford Credit Auto Owner Trust
0.720% due 03/15/2018	338	337
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	827	827
Navient Student Loan Trust
0.845% due 07/25/2030	870	868
Nissan Auto Lease Trust
1.180% due 12/15/2017	1,181	1,182
SLC Student Loan Trust
0.940% due 06/15/2024	649	644
0.950% due 09/15/2026	1,478	1,445
1.700% due 11/25/2042	2,039	2,051
SLM Student Loan Trust
0.805% due 07/25/2019	544	543
0.815% due 10/27/2025	485	484
0.825% due 10/25/2024	11	11
0.825% due 07/27/2026	754	748
0.925% due 04/25/2023	811	809
Toyota Auto Receivables Owner Trust
0.710% due 07/17/2017	24	24
0.920% due 02/15/2018	320	320

Total Asset-Backed Securities (Cost $18,892)		18,950

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
6.050% due 01/11/2040	200	245

Total Sovereign Issues (Cost $219)		245

SHORT-TERM INSTRUMENTS 18.7%

REPURCHASE AGREEMENTS (b) 18.7%
		83,865

Total Short-Term Instruments (Cost $83,865)		83,865

Total Investments in Securities (Cost $536,420)		542,959

Total Investments 121.0% (Cost $536,420)		$542,959

Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $(4))		96

Other Assets and Liabilities, net (21.0)%		(94,191)

Net Assets 100.0%		$448,864

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	1.300%	09/30/2016	10/03/2016	$83,500	U.S. Treasury Notes 1.375% due 03/31/2020	$(86,183)	$83,500	$83,509
SSB	0.010	09/30/2016	10/03/2016	365	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(377)	365	365

Total Repurchase Agreements						$(86,560)	$83,865	$83,874

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	111

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(38) at a weighted average interest rate of (0.300)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
MBC	$83,509	$0	$0	$83,509	$(86,183)	$(2,674)
SSB	365	0	0	365	(377)	(12)

Total Borrowings and Other Financing Transactions	$83,874	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2016	13	$53	$28	$0

Total Futures Contracts				$53	$28	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
MetLife, Inc.	1.000%	12/20/2021	1.230%	$ 100	$(1)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$1,200	$18	$2	$2	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR *	1.750%	12/21/2026	$7,300	$(162)	$23	$45	$0

					$(162)	$23	$45	$0

Total Swap Agreements					$(145)	$25	$47	$0

*	The security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

Cash of $807 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$28	$60	$88	$0	$0	$0	$0

(4)	Unsettled variation margin asset of $13 for closed swap agreements is outstanding at period end.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Berkshire Hathaway, Inc.	1.000%	06/20/2021	0.773%	$650	$7	$0	$7	$0
	Prudential Financial, Inc.	1.000	06/20/2021	1.027	1,300	(13)	12	0	(1)
GST	Mexico Government International Bond	1.000	06/20/2019	0.961	100	1	(1)	0	0
JPM	China Government International Bond	1.000	12/20/2019	0.638	200	1	1	2	0

						$(4)	$12	$9	$(1)

Total Swap Agreements						$(4)	$12	$9	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (4)
BRC	$0	$0	$7	$7	$0	$0	$(1)	$(1)	$6	$0	$6
JPM	0	0	2	2	0	0	0	0	2	0	2

Total Over the Counter	$0	$0	$9	$9	$0	$0	$(1)	$(1)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	113

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$28	$28
Swap Agreements	0	2	0	0	58	60

	$0	$2	$0	$0	$86	$88

Over the counter
Swap Agreements	$0	$9	$0	$0	$0	$9

	$0	$11	$0	$0	$86	$97

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$1	$0	$0	$0	$1

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	1	0	0	(149)	(148)

	$0	$1	$0	$0	$(135)	$(134)

Over the counter
Swap Agreements	$0	$(20)	$0	$0	$0	$(20)

	$0	$(19)	$0	$0	$(135)	$(154)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$53	$53
Swap Agreements	0	2	0	0	(118)	(116)

	$0	$2	$0	$0	$(65)	$(63)

Over the counter
Swap Agreements	$0	$29	$0	$0	$0	$29

	$0	$31	$0	$0	$(65)	$(34)

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$90,924	$0	$90,924
Industrials	0	40,250	0	40,250
Utilities	0	11,787	0	11,787
Municipal Bonds & Notes
Arizona	0	1,263	0	1,263
California	0	7,949	0	7,949
Florida	0	936	0	936
Georgia	0	1,135	0	1,135
Nevada	0	660	0	660
New York	0	3,513	0	3,513
Ohio	0	115	0	115
Texas	0	4,069	0	4,069
Washington	0	1,136	0	1,136
U.S. Government Agencies	0	190,796	0	190,796
U.S. Treasury Obligations	0	85,366	0	85,366
Asset-Backed Securities	0	18,950	0	18,950

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Sovereign Issues	$0	$245	$0	$245
Short-Term Instruments
Repurchase Agreements	0	83,865	0	83,865

Total Investments	$0	$542,959	$0	$542,959

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	47	0	75
Over the counter	0	9	0	9

	$28	$56	$0	$84

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)

Totals	$28	$543,014	$0	$543,042

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	115

Schedule of Investments PIMCO Mortgage Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 264.7%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,416	$1,646

Total Corporate Bonds & Notes (Cost $1,416)		1,646

MUNICIPAL BONDS & NOTES 0.1%

TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	2,744

Total Municipal Bonds & Notes (Cost $4,063)		2,744

U.S. GOVERNMENT AGENCIES 235.7%
Fannie Mae
0.000% due 08/25/2022 (b)(d)	3	3
0.584% due 12/25/2036	605	603
0.585% due 07/25/2037	1,765	1,731
0.725% due 10/27/2037	9,347	9,331
0.745% due 07/25/2032 - 09/26/2033	291	278
0.785% due 06/25/2032	2	2
0.825% due 12/25/2028	11	11
0.885% due 02/25/2033	26	25
0.925% due 06/25/2029 - 04/25/2032	145	146
0.931% due 04/18/2028 - 12/18/2032	53	54
0.981% due 10/18/2030	34	34
1.025% due 06/25/2030	129	130
1.031% due 09/18/2027	65	66
1.175% due 06/25/2022 - 09/25/2023	31	32
1.425% due 04/25/2032 - 04/25/2037	6,768	6,902
1.625% due 05/25/2023	14	15
1.640% due 10/25/2046 (a)	1,522	85
1.689% due 08/01/2042 - 10/01/2044	2,748	2,804
1.769% due 07/25/2044 (a)	2,987	177
1.800% due 07/25/2052 (a)	3,105	221
1.825% due 11/25/2021	8	8
1.831% due 07/25/2044 (a)	4,178	246
1.855% due 04/25/2055 (a)	4,669	299
1.889% due 10/01/2030 - 12/01/2040	392	403
1.895% due 07/01/2030	20	20
1.901% due 03/01/2035	174	186
1.902% due 05/01/2019	27	28
1.907% due 03/25/2045 (a)	2,934	225
1.908% due 01/25/2045 (a)	4,245	274
1.913% due 07/25/2045 (a)	7,465	523
1.937% due 10/25/2045 (a)	3,986	264
1.940% due 10/01/2016 - 10/01/2031	32	32
1.941% due 10/01/2023	10	10
1.991% due 08/25/2054 (a)	1,291	87
1.998% due 11/01/2017	1	1
2.039% due 08/25/2055 (a)	2,936	188
2.040% due 08/25/2044 (a)	3,566	229
2.125% due 08/01/2017	4	4
2.166% due 07/01/2027	6	6
2.175% due 11/01/2035	1,209	1,291
2.178% due 04/01/2019	3	3
2.235% due 11/01/2035	8	9
2.254% due 02/01/2032	57	59
2.299% due 03/01/2035	80	83
2.348% due 02/01/2026	5	5
2.355% due 10/01/2028	11	11
2.365% due 06/01/2023	16	16
2.395% due 09/01/2028	1	1
2.404% due 11/01/2035	387	394
2.416% due 09/01/2035	458	476
2.423% due 01/25/2022 (a)	24,218	1,987
2.432% due 01/01/2035	182	192
2.443% due 02/01/2035	400	419
2.447% due 05/01/2035	112	117
2.450% due 11/01/2023 - 01/01/2030	80	81
2.470% due 11/01/2025	15	15
2.480% due 04/01/2030	6	6
2.493% due 12/01/2035	83	85
2.500% due 04/01/2033	91	93

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.513% due 10/01/2035	$133	$139
2.519% due 02/01/2034	112	118
2.535% due 09/01/2017	18	18
2.546% due 05/01/2030	26	27
2.555% due 04/01/2022	24	24
2.580% due 11/01/2031	29	29
2.596% due 02/01/2026	19	20
2.609% due 11/01/2025	66	70
2.612% due 12/01/2035	35	35
2.625% due 06/01/2026	6	6
2.626% due 12/01/2031	4	4
2.629% due 02/01/2017	3	3
2.645% due 09/01/2030	18	19
2.647% due 10/01/2035	33	35
2.649% due 08/01/2029	32	34
2.652% due 07/01/2032	20	20
2.655% due 11/01/2035	24	25
2.658% due 09/01/2031	16	16
2.659% due 02/01/2027	37	38
2.668% due 03/01/2025	6	6
2.680% due 04/01/2020	33	33
2.692% due 03/01/2035	206	218
2.694% due 09/01/2034	201	210
2.695% due 07/01/2024	1	1
2.720% due 05/01/2026	10	10
2.742% due 05/25/2035	252	265
2.743% due 09/01/2035	21	22
2.746% due 03/01/2024	5	5
2.750% due 06/01/2017 - 12/01/2023	8	8
2.752% due 03/01/2030	95	97
2.760% due 04/01/2030	9	9
2.763% due 09/01/2035	486	513
2.765% due 05/01/2029	12	12
2.770% due 04/01/2032	5	5
2.773% due 02/01/2035	90	95
2.774% due 12/01/2027	14	14
2.776% due 06/01/2035	39	40
2.787% due 02/01/2036	72	76
2.807% due 12/01/2017	4	4
2.809% due 06/01/2030	53	55
2.830% due 04/01/2030	40	41
2.858% due 06/01/2035	1,534	1,615
2.859% due 06/01/2032	123	130
2.860% due 12/01/2029	3	3
2.864% due 08/01/2035	102	108
2.873% due 05/01/2036	97	104
2.891% due 01/01/2026	99	103
2.895% due 06/01/2029	18	18
2.898% due 05/01/2035	187	196
2.899% due 07/01/2035	209	219
2.902% due 09/01/2030	16	16
2.915% due 07/01/2034	165	175
2.923% due 07/01/2035	60	63
2.975% due 05/01/2027	24	25
3.000% due 11/01/2028 - 12/01/2043	24,210	25,464
3.000% due 04/25/2046 (a)	6,644	829
3.027% due 04/01/2035	55	58
3.048% due 05/01/2036	593	619
3.070% due 02/01/2025	27	27
3.139% due 09/01/2027	1	1
3.166% due 08/01/2029	7	7
3.193% due 01/01/2030	116	119
3.208% due 05/01/2036	9	10
3.220% due 02/01/2024	71	71
3.229% due 10/25/2042	3,527	3,492
3.440% due 02/01/2032	5,000	5,558
3.500% due 07/01/2020 - 09/01/2046	74,373	78,595
3.602% due 02/01/2030	147	154
3.635% due 05/01/2036	7	7
3.800% due 08/01/2025	3,175	3,574
3.882% due 05/01/2036	13	14
3.884% due 06/01/2029	2	3
3.905% due 02/01/2031	30	31
4.000% due 04/01/2019 - 01/01/2045	234,932	255,867
4.061% due 11/01/2028	69	72
4.166% due 11/01/2028	175	185
4.254% due 08/01/2028	54	58

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.409% due 02/01/2028	$56	$59
4.500% due 11/01/2018 - 06/01/2044	36,870	40,925
4.518% due 01/01/2028	3	3
4.693% due 09/01/2034	26	27
4.778% due 02/01/2031	147	152
4.875% due 05/01/2019	4	4
4.949% due 07/01/2024	1	1
5.000% due 02/01/2017 - 11/01/2043	21,453	23,530
5.102% due 01/01/2029	9	9
5.386% due 12/01/2030	154	163
5.486% due 02/01/2031	65	67
5.500% due 11/01/2020 - 02/01/2042	38,161	43,385
5.505% due 09/01/2020	6	6
5.625% due 07/25/2042 - 08/25/2042 (a)	30,528	5,516
5.700% due 08/01/2018	300	309
6.000% due 03/25/2017 - 11/01/2040	45,522	52,272
6.290% due 02/25/2029	189	202
6.300% due 06/25/2031 - 10/17/2038	221	228
6.500% due 12/01/2017 - 05/01/2040	19,350	22,709
6.500% due 04/25/2038 (a)	516	116
6.589% due 10/25/2031	7	8
6.850% due 12/18/2027	350	404
6.875% due 02/01/2018	4	4
7.000% due 03/25/2020 - 09/01/2032	638	712
7.500% due 03/25/2023 - 07/25/2041	964	1,108
7.730% due 01/01/2025	649	650
7.800% due 10/25/2022 - 06/25/2026	30	34
8.000% due 07/01/2030 - 05/01/2032	29	35
8.112% due 10/25/2045	4,682	4,795
8.350% due 06/25/2032	16	16
8.500% due 11/01/2017	2	2
8.750% due 11/25/2019 - 06/25/2021	32	36
9.000% due 03/25/2021 - 11/01/2025	25	28
9.000% due 05/25/2022 - 06/25/2022 (a)	9	2
9.500% due 11/25/2020 - 04/01/2025	63	68
13.430% due 06/25/2042	379	698
Fannie Mae, TBA
2.000% due 10/01/2031	39,000	39,523
2.500% due 11/01/2031	166,500	172,165
3.000% due 10/01/2031 - 12/01/2046	629,000	654,710
3.500% due 10/01/2031 - 11/01/2046	662,500	698,820
4.000% due 10/01/2046 - 11/01/2046	320,345	343,891
4.500% due 11/01/2046	65,500	71,666
5.000% due 11/01/2046	63,000	69,942
5.500% due 10/01/2046	22,000	24,796
6.000% due 10/01/2046	6,000	6,882
Farmer Mac
8.295% due 04/25/2030	187	185
FDIC Structured Sale Guaranteed Notes
1.023% due 11/29/2037	1,318	1,315
Federal Housing Administration
6.896% due 07/01/2020	53	52
7.430% due 02/01/2020 - 05/01/2024	1,270	1,241
Freddie Mac
0.724% due 03/15/2031	91	91
0.765% due 07/25/2031	40	39
0.774% due 07/15/2034	15	15
0.775% due 05/25/2031	162	160
0.805% due 09/25/2031	154	152
0.874% due 12/15/2029	104	104

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.974% due 03/15/2024 - 12/15/2031	$313	$315
1.024% due 05/15/2023 - 03/15/2032	38	38
1.074% due 03/15/2032	2	2
1.124% due 08/15/2035	1,169	1,170
1.156% due 11/25/2022 (a)	31,236	1,615
1.158% due 01/25/2020 (a)	58,704	1,592
1.250% due 10/02/2019 (g)(i)	37,780	38,060
1.380% due 04/25/2021 (a)	97,770	4,592
1.474% due 04/15/2031	1,063	1,092
1.475% due 10/15/2037 (a)	1,235	77
1.476% due 11/25/2019 (a)	55,442	1,808
1.524% due 06/15/2031	75	77
1.548% due 11/25/2019 (a)	79,297	3,010
1.650% due 10/15/2037 (a)	371	21
1.655% due 11/25/2016	303	303
1.724% due 07/15/2027	500	516
1.758% due 05/15/2037 (a)	713	46
1.855% due 10/15/2037 (a)	13,057	842
1.859% due 03/15/2037 (a)	1,178	78
1.909% due 11/15/2038 (a)	3,456	253
1.920% due 07/01/2030	103	105
1.921% due 11/15/2036 (a)	2,687	194
1.940% due 05/01/2017 - 09/01/2018	14	14
1.944% due 08/15/2041 (a)	1,043	72
1.987% due 10/15/2041 (a)	2,292	147
2.065% due 02/15/2038 (a)	1,878	129
2.100% due 02/15/2038 (a)	2,670	177
2.125% due 03/01/2017 - 10/01/2024	1	0
2.183% due 08/15/2036 (a)	1,929	138
2.191% due 08/01/2018	7	8
2.210% due 04/01/2025	17	17
2.250% due 02/01/2017 - 12/01/2018	1	1
2.357% due 10/01/2018	1	1
2.374% due 10/01/2023	241	252
2.395% due 07/01/2019	6	6
2.472% due 01/01/2028	22	22
2.500% due 04/01/2019 - 10/01/2024	68	69
2.500% due 12/15/2027 (a)	9,081	757
2.555% due 09/01/2028	13	14
2.557% due 10/01/2027	12	13
2.560% due 11/01/2027	3	3
2.563% due 10/01/2023	21	22
2.573% due 03/01/2033	110	115
2.576% due 11/01/2031	1	1
2.579% due 09/01/2026	74	77
2.581% due 10/01/2035	215	228
2.598% due 12/01/2032	59	62
2.605% due 11/01/2027	74	75
2.607% due 12/01/2035	1,069	1,125
2.614% due 04/01/2029	14	15
2.670% due 03/01/2033	40	43
2.679% due 08/01/2029	14	14
2.681% due 06/01/2022	13	13
2.687% due 07/01/2035	396	419
2.694% due 07/01/2024	25	25
2.710% due 12/01/2026	7	7
2.720% due 02/01/2029	74	78
2.726% due 04/01/2031	2	2
2.733% due 06/01/2024	7	8
2.744% due 06/01/2028	36	38
2.745% due 09/01/2037	4,483	4,745
2.750% due 06/01/2022 - 06/15/2026	7,585	7,684
2.760% due 10/01/2024	54	56
2.779% due 02/01/2027	133	138
2.781% due 11/01/2029	623	652
2.812% due 08/01/2027	7	7
2.825% due 09/01/2027	26	26
2.845% due 08/01/2035	80	84
2.846% due 12/01/2029	90	94
2.854% due 05/01/2032	256	267
2.856% due 08/01/2031	11	11
2.869% due 11/01/2027	33	33
2.873% due 02/01/2031	1	1
2.889% due 05/01/2032	166	172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.893% due 07/01/2028	$164	$171
2.897% due 07/01/2027	31	33
2.911% due 03/01/2032	27	28
2.935% due 10/01/2027	16	17
2.945% due 07/01/2030	11	11
2.946% due 03/01/2027	4	4
2.950% due 05/01/2019	2	2
2.955% due 10/01/2036	203	215
2.983% due 08/01/2030	2	2
2.989% due 02/01/2029	39	39
3.000% due 08/15/2032 - 08/01/2046	13,292	13,791
3.000% due 12/15/2042 (a)	10,824	1,154
3.027% due 04/01/2036	283	302
3.039% due 08/15/2032	190	198
3.094% due 11/01/2034	178	189
3.103% due 05/01/2032	19	20
3.153% due 03/01/2029	32	33
3.177% due 09/01/2024	12	12
3.225% due 05/01/2032	3	3
3.240% due 02/01/2027	22	22
3.500% due 12/15/2022 - 07/01/2043	8,503	9,136
3.500% due 08/15/2026 (a)	2,235	400
4.000% due 06/01/2029 - 09/01/2045	19,957	21,707
4.000% due 01/15/2046 (a)	19,709	3,254
4.500% due 06/01/2018 - 09/01/2043	28,400	31,305
5.000% due 04/01/2018 - 08/01/2041	36,597	40,789
5.500% due 11/01/2018 - 06/01/2041	65,389	74,010
6.000% due 03/01/2017 - 05/01/2040	9,908	11,270
6.250% due 12/15/2028	297	334
6.500% due 03/15/2021 - 10/25/2043	4,461	5,193
7.000% due 11/15/2020 - 12/01/2032	270	299
7.000% due 10/25/2023 (a)	25	4
7.400% due 02/01/2021	51	50
7.500% due 03/01/2022 - 01/15/2030	148	175
7.500% due 08/15/2029 (a)	6	1
7.645% due 05/01/2025	579	705
8.000% due 06/01/2030 - 09/01/2030	3	3
8.500% due 11/15/2018 - 08/01/2027	81	92
8.751% due 10/15/2040	33	34
9.000% due 12/15/2020	13	14
9.050% due 06/15/2019	2	2
9.500% due 12/15/2020 - 06/01/2021	55	62
9.500% due 11/01/2021 (a)	4	1
10.738% due 04/15/2044	478	481
10.871% due 05/15/2035	4,331	5,090
11.926% due 05/15/2041	5,301	6,329
13.907% due 01/15/2035	5,749	7,407
Freddie Mac, TBA
2.500% due 10/01/2046	2,000	2,017
3.000% due 11/01/2046	113,000	117,188
3.500% due 10/01/2046 - 11/01/2046	184,500	194,494
4.000% due 10/01/2046 - 11/01/2046	130,900	140,424
4.500% due 11/01/2046	18,500	20,241
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	350	318
0.730% due 05/16/2030 - 02/16/2032	94	94
0.830% due 01/16/2031	5	5
0.876% due 06/16/2043 (a)	48,132	1,194
0.882% due 06/20/2032	134	135
0.957% due 03/16/2051 (a)	1,395	35
1.130% due 02/16/2030	27	28
1.144% due 05/20/2063	4,141	4,154
1.214% due 09/20/2063	19,094	19,225
1.482% due 03/20/2031	1,105	1,125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.494% due 08/20/2063	$30,307	$30,824
1.532% due 02/20/2031	632	636
1.587% due 01/20/2059	769	782
1.654% due 10/20/2058	659	671
1.794% due 09/20/2063	14,630	15,055
1.875% due 08/20/2017 - 07/20/2035	11,990	12,472
2.000% due 08/20/2021 - 12/20/2032	4,280	4,425
2.125% due 04/20/2017 - 04/20/2033	8,239	8,534
2.500% due 09/20/2017 - 01/20/2034	11,759	12,257
3.000% due 06/20/2018 - 03/15/2045	845	889
3.500% due 12/20/2018 - 04/15/2045	10,902	11,609
3.500% due 01/20/2041 - 07/20/2045 (a)	80,328	9,018
4.000% due 11/20/2018 - 05/15/2043	1,591	1,736
4.500% due 06/15/2035 - 05/20/2046	61,981	66,951
5.000% due 03/15/2033 - 08/20/2043	73,368	81,842
5.500% due 05/15/2031 - 08/15/2041	23,251	26,387
6.000% due 09/15/2036 - 12/15/2040	3,581	4,140
6.500% due 10/15/2023 - 07/15/2039	5,253	6,136
6.859% due 03/16/2041	287	317
7.000% due 09/15/2025 - 09/20/2028	33	37
7.500% due 04/15/2017 - 11/15/2031	82	87
7.750% due 10/15/2025	13	13
8.000% due 04/15/2017 - 09/15/2031	118	143
8.112% due 09/20/2045	11,421	11,767
8.500% due 06/15/2027 - 01/20/2031	429	474
9.000% due 04/15/2020 - 09/15/2030	36	36
9.500% due 12/15/2021	11	12
Ginnie Mae, TBA
2.500% due 10/01/2046	1,000	1,017
3.000% due 10/01/2046 - 11/01/2046	237,000	247,907
3.500% due 10/01/2046 - 11/01/2046	310,000	329,002
4.000% due 10/01/2046 - 11/01/2046	102,500	110,011
4.500% due 10/01/2046	97,800	105,567
Small Business Administration
5.370% due 04/01/2028	4,175	4,653
5.490% due 05/01/2028	5,456	6,097
5.870% due 05/01/2026 - 07/01/2028	3,757	4,257
6.220% due 12/01/2028	647	737
7.190% due 12/01/2019	20	21
7.220% due 11/01/2020	79	83
Vendee Mortgage Trust
6.411% due 01/15/2030	277	320
6.500% due 03/15/2029	769	896

Total U.S. Government Agencies (Cost $4,572,995)		4,621,938

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Notes
1.125% due 08/31/2021	48,180	48,141
1.250% due 07/31/2023	20,200	19,996
1.375% due 03/31/2020 (g)	12,000	12,159
1.375% due 04/30/2020 (g)	12,000	12,158
1.375% due 06/30/2023	12,100	12,083
1.625% due 04/30/2023	117,300	119,066
2.000% due 02/15/2025	300	311

Total U.S. Treasury Obligations (Cost $222,203)		223,914

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	117

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
Adjustable Rate Mortgage Trust
2.990% due 01/25/2035	$383	$387
3.124% due 09/25/2035	1,249	1,042
American Home Mortgage Investment Trust
3.245% due 02/25/2045	531	533
BAMLL Commercial Mortgage Securities Trust
1.744% due 01/15/2028	2,300	2,302
Banc of America Funding Ltd.
0.785% due 10/03/2039	17	17
Banc of America Funding Trust
0.822% due 05/20/2035 ^	940	660
5.000% due 09/25/2019	91	92
5.753% due 10/25/2036 ^	1,661	1,464
5.837% due 01/25/2037 ^	1,435	1,236
Banc of America Mortgage Trust
2.892% due 02/25/2036 ^	454	421
3.167% due 07/25/2034	5	5
3.175% due 06/20/2031	128	131
3.248% due 07/25/2033	77	77
3.546% due 07/20/2032	7	7
6.500% due 10/25/2031	19	20
BCAP LLC Trust
1.020% due 01/26/2036	2,624	2,480
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035	241	241
2.580% due 08/25/2035	150	151
2.751% due 11/25/2030	3	3
2.894% due 08/25/2033	394	391
2.920% due 03/25/2035	467	469
2.927% due 02/25/2033	7	6
2.962% due 08/25/2033	604	608
3.125% due 04/25/2034	3	3
3.128% due 03/25/2035	119	120
4.094% due 01/25/2034	4	4
Bear Stearns ALT-A Trust
2.980% due 05/25/2035	544	526
3.072% due 11/25/2036	930	706
3.086% due 11/25/2036 ^	907	669
3.465% due 11/25/2036 ^	395	330
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030	469	481
Bear Stearns Mortgage Securities, Inc.
3.003% due 06/25/2030	4	4
Bear Stearns Structured Products, Inc. Trust
3.279% due 12/26/2046	1,965	1,488
Bella Vista Mortgage Trust
0.782% due 05/20/2045	454	332
Chase Mortgage Finance Trust
3.101% due 09/25/2036 ^	79	69
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.704% due 05/25/2036	265	239
0.775% due 08/25/2035	484	435
1.045% due 01/25/2035	447	380
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	575	591
3.040% due 05/25/2035	13	13
3.043% due 08/25/2035 ^	671	511
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,290	1,126
Commercial Mortgage Trust
1.743% due 07/10/2046 (a)	26,772	471
2.150% due 07/10/2046 (a)	16,442	1,002
Countrywide Alternative Loan Resecuritization Trust
2.884% due 03/25/2047	233	222
Countrywide Alternative Loan Trust
0.695% due 01/25/2037 ^	298	274
0.725% due 05/25/2036	72	55
0.732% due 07/20/2046 ^	814	408
0.735% due 05/25/2035	1,227	1,027
0.745% due 05/25/2035	226	185
0.775% due 05/25/2035	331	239
0.775% due 09/25/2046 ^	4,050	1,171
0.775% due 10/25/2046 ^	1,152	607

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.785% due 07/25/2046 ^	$2,059	$1,023
0.795% due 05/25/2036 ^	77	166
0.805% due 12/25/2035	337	297
0.812% due 09/20/2046	7,249	2,911
0.865% due 10/25/2046 ^	2,044	138
0.875% due 06/25/2047 ^	121	16
0.894% due 11/25/2035 ^	317	66
6.250% due 11/25/2036 ^	1,536	1,363
Countrywide Home Loan Mortgage Pass-Through Trust
0.755% due 05/25/2035	1,267	1,057
0.815% due 04/25/2035	833	721
0.825% due 04/25/2046 ^	438	338
0.865% due 03/25/2036	721	394
0.875% due 02/25/2036 ^	364	367
1.065% due 02/25/2035	227	215
1.165% due 03/25/2035	106	84
1.185% due 02/25/2035	765	669
1.205% due 02/25/2035	20	18
1.325% due 03/25/2035 ^	255	44
2.298% due 06/19/2031	6	6
2.500% due 07/19/2031	7	6
2.590% due 09/25/2034 ^	290	250
2.767% due 02/20/2036 ^	555	460
2.991% due 11/19/2033	12	12
3.026% due 09/25/2047 ^	1,231	1,099
3.175% due 08/25/2034 ^	463	398
3.241% due 11/19/2033	25	25
Credit Suisse First Boston Mortgage Securities Corp.
2.561% due 06/25/2033	25	24
4.957% due 06/25/2032	4	4
Credit Suisse Mortgage Capital Certificates
4.791% due 05/27/2053	5,281	5,755
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	2,731	1,458
Deutsche ALT-B Securities, Inc.
0.625% due 10/25/2036 ^	23	14
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	561	573
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	10	10
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	283	293
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	22	23
First Republic Mortgage Loan Trust
0.874% due 11/15/2031	2,104	2,030
1.400% due 11/15/2031	501	429
GreenPoint Mortgage Funding Trust
0.725% due 12/25/2046 ^	2,347	1,694
0.795% due 04/25/2036 ^	334	245
Greenpoint Mortgage Pass-Through Certificates
3.279% due 10/25/2033	70	69
GS Mortgage Securities Trust
3.206% due 02/10/2048	6,000	6,249
GSR Mortgage Loan Trust
0.785% due 08/25/2046	3,793	1,722
2.680% due 06/25/2034	35	33
2.896% due 04/25/2036	433	383
HarborView Mortgage Loan Trust
0.661% due 03/19/2037	561	478
0.726% due 07/21/2036	1,320	1,074
0.751% due 05/19/2046 ^	918	345
0.781% due 09/19/2046 ^	22	0
2.365% due 11/19/2034	82	65
3.162% due 08/19/2036 ^	479	435
3.257% due 07/19/2035 ^	24	21
3.422% due 08/19/2034	2,061	1,993
HomeBanc Mortgage Trust
0.705% due 12/25/2036	405	361
1.385% due 08/25/2029	604	564
Impac Secured Assets Trust
0.675% due 11/25/2036	1,801	1,424
IndyMac Adjustable Rate Mortgage Trust
2.130% due 01/25/2032	9	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
0.735% due 05/25/2046	$1,471	$1,220
0.765% due 04/25/2035	129	113
0.765% due 07/25/2035	1,346	1,184
0.825% due 11/25/2035 ^	207	122
0.825% due 06/25/2037 ^	532	282
1.165% due 02/25/2035	309	289
2.811% due 01/25/2036 ^	2	2
2.861% due 12/25/2034	12	12
2.958% due 08/25/2035 ^	1,287	1,072
2.991% due 01/25/2036 ^	1,698	1,413
JPMorgan Mortgage Trust
3.197% due 10/25/2035	2,214	2,068
Lehman XS Trust
0.845% due 11/25/2046 ^	1,654	757
Luminent Mortgage Trust
0.704% due 12/25/2036 ^	2,124	1,775
MASTR Adjustable Rate Mortgages Trust
0.765% due 05/25/2037	713	435
0.825% due 05/25/2047 ^	2,845	1,858
0.865% due 05/25/2047 ^	2,413	1,133
MASTR Asset Securitization Trust
5.000% due 12/25/2019	330	337
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	140	142
MASTR Seasoned Securitization Trust
2.888% due 10/25/2032	311	309
6.220% due 09/25/2017	25	26
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.224% due 11/15/2031	576	540
1.404% due 11/15/2031	70	62
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.964% due 12/15/2030	653	626
1.004% due 06/15/2030	569	543
Merrill Lynch Alternative Note Asset Trust
0.825% due 03/25/2037	1,339	595
Merrill Lynch Mortgage Investors Trust
1.928% due 10/25/2028	71	70
2.444% due 01/25/2029	3,042	2,931
2.661% due 04/25/2035	25	24
Morgan Stanley Mortgage Loan Trust
1.035% due 02/25/2047	1,671	1,181
2.819% due 07/25/2035 ^	1,412	1,159
Mortgage Equity Conversion Asset Trust
1.050% due 02/25/2042	5,222	4,459
1.090% due 01/25/2042	35,922	30,534
1.100% due 05/25/2042	14,277	12,520
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.829% due 02/19/2030	309	303
PNC Commercial Mortgage Acceptance Corp.
1.394% due 07/15/2031 (a)	269	1
Prime Mortgage Trust
0.925% due 02/25/2034	49	46
4.750% due 11/25/2019	12	12
Residential Accredit Loans, Inc. Trust
0.795% due 05/25/2046 ^	1,833	1,176
1.025% due 06/25/2035	452	368
3.477% due 08/25/2035 ^	609	326
Residential Funding Mortgage Securities, Inc. Trust
3.428% due 09/25/2035 ^	1,596	1,271
RiverView HECM Trust
0.585% due 07/25/2047	9,160	8,602
Sequoia Mortgage Trust
1.171% due 04/19/2027	67	62
1.231% due 10/19/2026	30	29
1.232% due 11/22/2024	7	6
1.292% due 10/20/2027	577	546
2.773% due 01/20/2047 ^	1,120	913
Structured Adjustable Rate Mortgage Loan Trust
1.260% due 06/25/2034	670	601
2.745% due 10/25/2037 ^	1,882	1,269
2.818% due 11/25/2035 ^	1,388	1,105
2.848% due 01/25/2035	1,290	1,225

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.952% due 07/25/2034	$55	$55
3.041% due 08/25/2035	20	19
3.268% due 07/25/2035 ^	77	67
Structured Asset Mortgage Investments Trust
0.655% due 03/25/2037	255	193
0.715% due 06/25/2036	396	332
0.735% due 05/25/2036	1,337	1,039
0.755% due 05/25/2045	1,783	1,572
0.781% due 07/19/2035	3,006	2,891
0.825% due 08/25/2036 ^	3,661	1,854
1.191% due 09/19/2032	1,772	1,729
1.191% due 10/19/2034	200	193
1.231% due 03/19/2034	936	910
Structured Asset Mortgage Investments, Inc.
1.558% due 05/02/2030	61	36
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.797% due 05/25/2022	96	96
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.684% due 02/25/2032	2	2
2.711% due 01/25/2032	94	92
2.818% due 06/25/2033	29	28
2.868% due 04/25/2033	24	24
2.913% due 08/25/2032	345	340
2.958% due 07/25/2032	1	1
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,652	1,042
5.970% due 09/25/2036	9,085	1,065
6.015% due 07/25/2037	3,029	2,308
Thornburg Mortgage Securities Trust
2.668% due 06/25/2043	1,070	1,065
WaMu Mortgage Pass-Through Certificates Trust
0.785% due 11/25/2045	1,386	1,303
0.815% due 10/25/2045	154	146
0.855% due 01/25/2045	1,686	1,588
1.025% due 07/25/2044	244	224
1.165% due 01/25/2045	385	364
1.165% due 07/25/2045	77	74
1.225% due 12/25/2045	895	381
1.347% due 11/25/2046	485	385
1.507% due 02/25/2046	1,626	1,500
1.707% due 11/25/2042	70	65
1.864% due 08/25/2042	814	781
1.907% due 06/25/2042	497	480
1.943% due 01/25/2047	1,580	1,425
2.251% due 12/25/2036 ^	1,459	1,268
2.303% due 04/25/2037 ^	1,558	1,360
2.591% due 12/25/2035	490	475
2.695% due 08/25/2033	635	642
2.771% due 03/25/2034	13	13
2.785% due 09/25/2033	261	264
Washington Mutual Mortgage Pass-Through Certificates Trust
0.775% due 07/25/2046 ^	495	202
2.552% due 11/25/2030	212	212
6.268% due 07/25/2036	3,169	1,467
Wells Fargo Commercial Mortgage Trust
2.188% due 10/15/2045 (a)	48,823	3,698
Wells Fargo Mortgage-Backed Securities Trust
1.025% due 07/25/2037 ^	848	722
2.810% due 12/25/2033	310	311
2.956% due 06/25/2035	572	591
3.037% due 10/25/2033	129	130
3.095% due 07/25/2034	51	54

Total Non-Agency Mortgage-Backed Securities (Cost $203,992)		191,083

ASSET-BACKED SECURITIES 7.5%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,298	1,007
ACE Securities Corp. Home Equity Loan Trust
0.585% due 10/25/2036	315	183
1.224% due 08/25/2030	31	30
1.575% due 07/25/2034	1,588	1,483

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AFC Home Equity Loan Trust
1.335% due 06/25/2029	$269	$238
1.475% due 12/26/2029	2	2
Amortizing Residential Collateral Trust
1.105% due 07/25/2032	736	701
1.225% due 10/25/2031	264	243
Amresco Residential Securities Corp. Mortgage Loan Trust
1.020% due 06/25/2028	45	43
1.155% due 09/25/2028	567	544
1.465% due 06/25/2029	204	193
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.015% due 10/25/2035	7,500	6,384
Asset-Backed Funding Certificates Trust
1.225% due 06/25/2034	262	249
1.545% due 03/25/2032	520	503
Asset-Backed Securities Corp. Home Equity Loan Trust
0.605% due 05/25/2037	1	1
1.044% due 06/15/2031	187	182
1.470% due 09/25/2034	4,213	3,985
Bayview Financial Acquisition Trust
0.874% due 05/28/2037	1,922	1,429
Bear Stearns Asset-Backed Securities Trust
0.925% due 09/25/2046	1,844	1,600
1.499% due 02/25/2034	362	339
1.725% due 10/25/2032	205	202
2.025% due 11/25/2042	393	373
3.268% due 06/25/2043	24	23
CDC Mortgage Capital Trust
1.575% due 01/25/2033	696	660
Centex Home Equity Loan Trust
0.825% due 01/25/2032	96	91
1.375% due 01/25/2032	822	673
Chase Funding Trust
1.125% due 07/25/2033	21	20
1.165% due 08/25/2032	518	476
1.185% due 11/25/2032	392	379
CIFC Funding Ltd.
1.920% due 08/14/2024	5,770	5,764
CIT Group Home Equity Loan Trust
1.065% due 06/25/2033	796	763
1.500% due 12/25/2031	333	318
Citigroup Global Markets Mortgage Securities, Inc.
1.500% due 10/25/2028	53	53
1.875% due 01/25/2032	326	305
6.930% due 08/25/2028	239	244
Citigroup Mortgage Loan Trust, Inc.
0.585% due 07/25/2045	300	219
Conseco Finance Home Equity Loan Trust
1.224% due 08/15/2033	1,951	1,917
2.024% due 05/15/2032	438	432
Conseco Financial Corp.
6.240% due 12/01/2028	796	833
7.550% due 01/15/2029	12	12
Countrywide Asset-Backed Certificates
1.425% due 06/25/2033	123	119
1.425% due 10/25/2047	1,943	1,781
1.525% due 09/25/2032	1,351	1,286
Credit Suisse First Boston Mortgage Securities Corp.
0.885% due 05/25/2044	111	110
1.265% due 08/25/2032	153	139
Credit-Based Asset Servicing and Securitization LLC
0.595% due 01/25/2037 ^	361	142
1.625% due 04/25/2032	180	175
Delta Funding Home Equity Loan Trust
1.344% due 09/15/2029	14	13
Denali Capital CLO Ltd.
0.932% due 01/22/2022	2,692	2,662
Dryden Senior Loan Fund
1.850% due 01/15/2022	4,334	4,335
Eastland CLO Ltd.
0.987% due 05/01/2022	2,614	2,612
EMC Mortgage Loan Trust
1.264% due 05/25/2040	276	255

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EquiFirst Mortgage Loan Trust
1.005% due 01/25/2034	$179	$168
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	186
GE-WMC Mortgage Securities Trust
0.565% due 08/25/2036	54	30
GMAC Mortgage Corp. Home Equity Loan Trust
1.005% due 01/25/2029	102	97
GSAMP Trust
0.824% due 10/25/2036 ^	8,623	1,155
0.925% due 02/25/2033	289	270
IMC Home Equity Loan Trust
6.880% due 11/20/2028	2	2
7.520% due 08/20/2028	29	29
Irwin Home Equity Loan Trust
1.875% due 02/25/2029	67	66
JPMorgan Mortgage Acquisition Trust
0.604% due 08/25/2036	60	32
0.785% due 03/25/2037	300	231
Long Beach Mortgage Loan Trust
1.085% due 10/25/2034	62	58
1.575% due 10/25/2034	747	652
1.950% due 03/25/2032	548	531
MASTR Asset-Backed Securities Trust
1.275% due 12/25/2034 ^	3,466	3,356
Merrill Lynch Mortgage Investors Trust
0.585% due 10/25/2037 ^	1,541	427
0.605% due 09/25/2037	239	96
1.245% due 06/25/2035	497	457
MESA Trust
1.325% due 12/25/2031	499	469
Mid-State Trust
6.340% due 10/15/2036	744	797
7.340% due 07/01/2035	365	390
7.400% due 07/01/2035	16	17
7.790% due 07/01/2035	21	22
7.791% due 03/15/2038	1,117	1,211
Morgan Stanley ABS Capital, Inc. Trust
1.325% due 07/25/2037	91	91
Morgan Stanley Mortgage Loan Trust
0.885% due 04/25/2037	344	174
5.750% due 04/25/2037 ^	883	589
6.000% due 07/25/2047 ^	1,831	1,397
Muir Grove CLO Ltd.
1.335% due 03/25/2020	1,930	1,931
NovaStar Mortgage Funding Trust
0.655% due 03/25/2037	2,812	1,855
Option One Mortgage Loan Trust
0.665% due 01/25/2037	844	496
1.305% due 02/25/2035	4,021	3,267
Option One Mortgage Loan Trust Asset-Backed Certificates
0.985% due 11/25/2035	400	325
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.025% due 07/25/2035	4,244	4,215
Renaissance Home Equity Loan Trust
0.885% due 11/25/2034	209	184
1.025% due 12/25/2033	2,095	1,974
1.285% due 12/25/2032	21	20
1.404% due 08/25/2033	299	280
1.725% due 08/25/2032	903	833
Residential Asset Securities Corp. Trust
1.025% due 07/25/2032 ^	701	633
1.105% due 06/25/2033	95	79
1.125% due 06/25/2032 ^	60	50
Residential Mortgage Loan Trust
2.024% due 09/25/2029	109	106
SACO, Inc.
1.045% due 06/25/2036 ^	283	566
Saxon Asset Securities Trust
1.205% due 12/26/2034	1,041	1,010
Securitized Asset-Backed Receivables LLC Trust
0.585% due 12/25/2036 ^	2,659	894

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	119

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.795% due 07/25/2019	$89	$89
0.805% due 07/25/2019	619	618
0.885% due 07/25/2023	1,434	1,423
1.465% due 01/25/2019	1,375	1,375
2.050% due 12/15/2033	3,909	3,799
2.215% due 04/25/2023	37,852	37,972
Soundview Home Loan Trust
0.585% due 11/25/2036	82	35
Specialty Underwriting & Residential Finance Trust
1.025% due 09/25/2036	7,500	6,192
1.205% due 01/25/2034	300	282
1.725% due 10/25/2035	944	761
Structured Asset Investment Loan Trust
1.185% due 04/25/2035	4,507	4,446
1.500% due 09/25/2034	799	710
1.800% due 12/25/2034	976	692
1.950% due 04/25/2034	268	247
Trapeza CDO Ltd.
1.557% due 11/16/2034	1,000	835
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	1,343	1,318
UPS Capital Business Credit
1.088% due 04/15/2026	76	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Voya CLO Ltd.
2.000% due 10/15/2022	$6,500	$6,496
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.155% due 04/25/2034	798	732

Total Asset-Backed Securities (Cost $160,368)		146,476

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.1%
		2,277

U.S. TREASURY BILLS 0.1%
0.521% due 03/09/2017 - 03/16/2017 (c)(d)(i)	1,307	1,305

Total Short-Term Instruments (Cost $3,581)		3,582

Total Investments in Securities (Cost $5,168,618)		5,191,383

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.8%

SHORT-TERM INSTRUMENTS 7.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	15,380,296	$152,050

Total Short-Term Instruments (Cost $152,059)		152,050

Total Investments in Affiliates (Cost $152,059)		152,050

Total Investments 272.5% (Cost $5,320,677)		$5,343,433

Financial Derivative Instruments (f)(h) 0.4% (Cost or Premiums, net $(3,884))		8,454

Other Assets and Liabilities, net (172.9)%		(3,391,237)

Net Assets 100.0%		$1,960,650

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$2,277	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(2,323)	$2,277	$2,277

Total Repurchase Agreements						$(2,323)	$2,277	$2,277

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(115,794) at a weighted average interest rate of 0.442%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	2.500%	10/01/2046	$12,000	$(12,049)	$(12,108)
Fannie Mae, TBA	4.000	10/01/2031	36,000	(37,426)	(37,156)
Fannie Mae, TBA	4.500	10/01/2031	2,000	(2,049)	(2,049)
Fannie Mae, TBA	6.500	11/01/2046	3,000	(3,451)	(3,452)
Freddie Mac, TBA	5.000	11/01/2046	400	(443)	(443)
Freddie Mac, TBA	5.500	11/01/2046	79,000	(88,776)	(88,664)
Ginnie Mae, TBA	5.000	10/01/2046	36,100	(40,080)	(40,191)
U.S. Treasury Notes	1.375	08/31/2023	8,500	(8,505)	(8,487)
U.S. Treasury Notes	1.375	09/30/2023	11,250	(11,246)	(11,213)

Total Short Sales				$(204,025)	$(203,763)

(3)	Payable for short sales includes $12 of accrued interest.

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
GRE	$0	$0	$0	$0	$0	$(14)	$(14)
SSB	2,277	0	0	0	2,277	(2,323)	(46)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(19,700)	(19,700)	0	(19,700)

Total Borrowings and Other Financing Transactions	$2,277	$0	$0	$(19,700)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.717%	09/30/2022	$61,700	$(2,087)	$(2,088)	$142	$0
Receive	3-Month USD-LIBOR	2.250	12/16/2022	33,700	(2,238)	(2,648)	85	0
Receive	3-Month USD-LIBOR	2.400	06/30/2025	76,500	(6,609)	(7,079)	330	0
Receive	3-Month USD-LIBOR	2.220	07/09/2025	20,000	(1,404)	(1,823)	86	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046	34,950	(3,507)	177	658	0

					$(15,845)	$(13,461)	$1,301	$0

Total Swap Agreements					$(15,845)	$(13,461)	$1,301	$0

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(g)	Securities with an aggregate market value of $7,607 and cash of $3,263 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,328	$1,328	$0	$0	$0	$0

(1)	Unsettled variation margin asset of $27 for closed swap agreements is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	09/05/2017	$	17,000	$178	$190
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	03/14/2017		553,000	254	177
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	08/02/2017		591,000	260	221

								$692	$588

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	121

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC Fannie Mae 2.500% due 10/01/2046	$	111.000	10/06/2016	$10,000	$0	$0
	Put - OTC Fannie Mae 3.000% due 10/01/2046		89.000	10/06/2016	46,000	2	0
	Put - OTC Fannie Mae 3.000% due 11/01/2046		87.000	11/07/2016	19,000	1	0
	Put - OTC Fannie Mae 3.000% due 12/01/2046		80.000	12/06/2016	342,000	13	0
	Put - OTC Fannie Mae 3.500% due 10/01/2046		91.000	10/06/2016	198,000	8	0
	Put - OTC Fannie Mae 3.500% due 11/01/2046		90.000	11/07/2016	159,000	6	0
	Put - OTC Fannie Mae 3.500% due 12/01/2046		84.000	12/06/2016	304,000	12	0
	Put - OTC Fannie Mae 3.500% due 12/01/2046		90.000	12/06/2016	70,000	3	0
	Put - OTC Fannie Mae 4.000% due 10/01/2046		93.000	10/06/2016	100,000	4	0
	Put - OTC Fannie Mae 4.000% due 12/01/2046		86.000	12/06/2016	99,000	4	0
	Put - OTC Fannie Mae 4.000% due 12/01/2046		92.000	12/06/2016	70,000	3	0
	Put - OTC Fannie Mae 4.500% due 10/01/2046		95.000	10/06/2016	45,000	2	0
	Call - OTC Fannie Mae 4.500% due 10/01/2046		118.000	10/06/2016	10,000	0	0
JPM	Put - OTC Freddie Mac 3.000% due 11/01/2046		74.000	11/07/2016	110,000	4	0
	Put - OTC Freddie Mac 3.500% due 11/01/2046		75.000	11/07/2016	162,000	6	0
	Put - OTC Freddie Mac 4.000% due 11/01/2046		76.000	11/07/2016	110,000	4	0
	Put - OTC Freddie Mac 4.500% due 11/01/2046		77.000	11/07/2016	19,000	1	0
	Put - OTC Ginnie Mae 3.500% due 10/01/2046		75.000	10/06/2016	200,000	8	0
	Put - OTC Ginnie Mae 4.000% due 11/01/2046		76.000	11/07/2016	25,000	1	0

						$82	$0

Total Purchased Options						$774	$588

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.000% due 11/01/2046	$104.133	11/07/2016	$	12,000	$(22)	$(23)
FAR	Put - OTC Fannie Mae 3.000% due 10/01/2046	102.910	10/06/2016		20,000	(41)	0
FBF	Call - OTC Fannie Mae 3.000% due 10/01/2046	104.109	10/06/2016		85,000	(76)	(64)
	Call - OTC Fannie Mae 3.000% due 10/01/2046	104.336	10/06/2016		8,500	(9)	(2)
	Put - OTC Fannie Mae 4.000% due 10/01/2046	107.234	10/06/2016		8,500	(10)	(1)
GSC	Call - OTC Fannie Mae 3.000% due 10/01/2046	103.816	10/06/2016		7,500	(9)	(17)
	Call - OTC Fannie Mae 3.000% due 10/01/2046	103.984	10/06/2016		8,000	(16)	(10)
JPM	Put - OTC Fannie Mae 3.000% due 10/01/2046	102.977	10/06/2016		8,500	(11)	0
	Put - OTC Fannie Mae 3.000% due 10/01/2046	102.984	10/06/2016		11,000	(22)	0
	Call - OTC Fannie Mae 3.000% due 10/01/2046	103.875	10/06/2016		15,500	(26)	(29)
	Call - OTC Fannie Mae 3.000% due 10/01/2046	103.906	10/06/2016		22,500	(44)	(37)
	Call - OTC Fannie Mae 3.000% due 10/01/2046	104.000	10/06/2016		20,000	(27)	(24)
	Call - OTC Fannie Mae 3.000% due 10/01/2046	104.047	10/06/2016		4,500	(8)	(4)
	Put - OTC Fannie Mae 3.000% due 11/01/2046	102.633	11/07/2016		25,500	(82)	(18)
	Call - OTC Fannie Mae 3.000% due 11/01/2046	103.617	11/07/2016		25,500	(72)	(109)
	Call - OTC Fannie Mae 3.000% due 11/01/2046	104.148	11/07/2016		21,500	(34)	(39)
	Put - OTC Fannie Mae 3.500% due 11/01/2046	104.609	11/07/2016		8,000	(11)	(4)
	Call - OTC Fannie Mae 3.500% due 11/01/2046	105.578	11/07/2016		8,000	(6)	(13)
	Call - OTC Fannie Mae 4.000% due 10/01/2046	107.234	10/06/2016		4,000	(5)	(7)

						$(531)	$(401)

Total Written Options						$(531)	$(401)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period	Sales	Closing Buys	Expirations	Exercised	Balance at End of Period
Notional Amount in $	$81,000	$797,500	$0	$(390,500)	$(164,000)	$324,000
Premiums	$(164)	$(1,582)	$0	$800	$415	$(531)

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	02/25/2035	$396	$ 0	$210	$210	$0
JPM	Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850)	10/18/2020	1,000	0	0	0	0
	UBS Commercial Mortgage Trust 5.738% due 09/15/2040	(1.170)	09/15/2040	4,000	0	2,057	2,057	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033	73	0	3	3	0
UAG	Merrill Lynch Mortgage Trust 5.521% due 06/12/2043	(1.080)	06/12/2043	5,262	108	5,118	5,226	0

					$ 108	$7,388	$7,496	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION (2)

Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	$	5,195	$(1,766)	$1,789	$23	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035		2,947	(1,031)	551	0	(480)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034		3,893	(1,246)	1,313	67	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034		675	(189)	195	6	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034		3	(3)	2	0	(1)

						$(4,235)	$3,850	$96	$(481)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.938%	11/14/2016	$ 40,000	$0	$18	$18	$0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.880	12/13/2016	45,000	0	(5)	0	(5)

						$0	$13	$18	$(5)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$12,337	$0	$(71)	$0	$(71)
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	01/12/2038	16,112	0	(7)	0	(7)
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	14,707	0	(85)	0	(85)
GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	3,833	0	(22)	0	(22)

							$0	$(185)	$0	$(185)

Total Swap Agreements							$(4,127)	$11,066	$7,610	$(671)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	123

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(i)	Securities with an aggregate market value of $846 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BRC	$0	$0	$210	$210	$0	$0	$0	$0	$210	$(300)	$(90)
CBK	0	190	0	190	0	0	(71)	(71)	119	0	119
DUB	0	0	0	0	0	(23)	(7)	(30)	(30)	0	(30)
FBF	0	0	0	0	0	(67)	(85)	(152)	(152)	261	109
GSC	0	0	0	0	0	(27)	0	(27)	(27)	0	(27)
GST	0	0	96	96	0	0	(503)	(503)	(407)	585	178
JPM	0	0	2,057	2,057	0	(284)	0	(284)	1,773	(2,060)	(287)
JPS	0	0	18	18	0	0	0	0	18	0	18
MYC	0	177	3	180	0	0	0	0	180	(260)	(80)
RBC	0	221	0	221	0	0	0	0	221	(290)	(69)
RYL	0	0	0	0	0	0	0	0	0	(30)	(30)
SAL	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
UAG	0	0	5,226	5,226	0	0	0	0	5,226	(4,690)	536

Total Over the Counter	$0	$588	$7,610	$8,198	$0	$(401)	$(671)	$(1,072)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,328	$1,328

Over the counter
Purchased Options	$0	$0	$0	$0	$588	$588
Swap Agreements	0	7,592	0	0	18	7,610

	$0	$7,592	$0	$0	$606	$8,198

	$0	$7,592	$0	$0	$1,934	$9,526

Financial Derivative Instruments - Liabilities
Over the counter
Written Options	$0	$0	$0	$0	$401	$401
Swap Agreements	0	481	0	0	190	671

	$0	$481	$0	$0	$591	$1,072

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(10,255)	$(10,255)

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,778)	$(1,778)
Written Options	0	0	0	0	800	800
Swap Agreements	0	999	0	0	(672)	327

	$0	$999	$0	$0	$(1,650)	$(651)

	$0	$999	$0	$0	$(11,905)	$(10,906)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$3,613	$3,613

Over the counter
Purchased Options	$0	$0	$0	$0	$1,384	$1,384
Written Options	0	0	0	0	26	26
Swap Agreements	0	8	0	0	46	54

	$0	$8	$0	$0	$1,456	$1,464

	$0	$8	$0	$0	$5,069	$5,077

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,646	$0	$1,646
Municipal Bonds & Notes
Texas	0	2,744	0	2,744
U.S. Government Agencies	0	4,620,325	1,613	4,621,938
U.S. Treasury Obligations	0	223,914	0	223,914
Non-Agency Mortgage-Backed Securities	0	133,479	57,604	191,083
Asset-Backed Securities	0	146,465	11	146,476
Short-Term Instruments
Repurchase Agreements	0	2,277	0	2,277
U.S. Treasury Bills	0	1,305	0	1,305

	$0	$5,132,155	$59,228	$5,191,383

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$152,050	$0	$0	$152,050

Total Investments	$152,050	$5,132,155	$59,228	$5,343,433

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(184,063)	$0	$(184,063)
U.S. Treasury Obligations	0	(19,700)	0	(19,700)

	$0	$(203,763)	$0	$(203,763)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,301	0	1,301
Over the counter	0	8,198	0	8,198

	$0	$9,499	$0	$9,499

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,072)	$0	$(1,072)

Totals	$152,050	$4,936,819	$59,228	$5,148,097

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	125

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

September 30, 2016 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$2,369	$82	$(202)	$(1)	$(3)	$72	$0	$(704)	$1,613	$(18)
Non-Agency Mortgage-Backed Securities	83,941	0	(32,089)	133	2,010	3,609	0	0	57,604	18
Asset-Backed Securities	11	0	0	0	0	0	0	0	11	0

Totals	$86,321	$82	$(32,291)	$132	$2,007	$3,681	$0	$(704)	$59,228	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$85	Other Valuation Techniques (2)	—	—
	1,528	Proxy Pricing	Base Price	97.54-98.84
Non-Agency Mortgage-Backed Securities	57,604	Third Party Vendor	Broker Quote	75.75-93.91
Asset-Backed Securities	11	Proxy Pricing	Base Price	14.36

Total	$59,228

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Municipal Sector Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.6%

MUNICIPAL BONDS & NOTES 95.3%

ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$566

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,254

CALIFORNIA 16.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	4,985	6,522
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	2,000	3,102
Inland Valley Development Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.500% due 03/01/2033	2,000	2,245
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,000	1,428
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,285
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,241
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,435
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,154
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	294
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	185

		24,891

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,354

DISTRICT OF COLUMBIA 7.5%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,173

FLORIDA 0.9%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,422

ILLINOIS 24.3%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,265
5.250% due 01/01/2028	2,000	2,161
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,349

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	$1,500	$1,657
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,417
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	6,555	6,574
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	1,014
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,418
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,382

		36,237

LOUISIANA 4.0%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,985

MARYLAND 2.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,700
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,313

		4,013

MICHIGAN 1.4%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,152

NEW JERSEY 7.7%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,890
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,829
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	5,757

		11,476

NEW YORK 6.6%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,359
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,088
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	551
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,360
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,464

		9,822

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	$250	$332

TENNESSEE 3.4%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,374
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,643

		5,017

TEXAS 12.4%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,326
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,782
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,533
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,875

		18,516

WASHINGTON 3.4%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,138
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,870

		5,008

Total Municipal Bonds & Notes (Cost $122,103)		142,218

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (a) 0.3%
		458

Total Short-Term Instruments (Cost $458)		458

Total Investments in Securities (Cost $122,561)		142,676

	SHARES
INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	524,359	5,184

Total Short-Term Instruments (Cost $5,181)		5,184

Total Investments in Affiliates (Cost $5,181)		5,184

Total Investments 99.1% (Cost $127,742)		$147,860

Other Assets and Liabilities, net 0.9%		1,413

Net Assets 100.0%		$149,273

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	127

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

September 30, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$458	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(473)	$458	$458

Total Repurchase Agreements						$(473)	$458	$458

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$458	$0	$0	$458	$(473)	$(15)

Total Borrowings and Other Financing Transactions	$458	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$566	$0	$566
Alaska	0	2,254	0	2,254
California	0	24,891	0	24,891
Colorado	0	3,354	0	3,354
District of Columbia	0	11,173	0	11,173
Florida	0	1,422	0	1,422
Illinois	0	36,237	0	36,237
Louisiana	0	5,985	0	5,985
Maryland	0	4,013	0	4,013
Michigan	0	2,152	0	2,152
New Jersey	0	11,476	0	11,476
New York	0	9,822	0	9,822
Ohio	0	332	0	332

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Tennessee	$0	$5,017	$0	$5,017
Texas	0	18,516	0	18,516
Washington	0	5,008	0	5,008
Short-Term Instruments
Repurchase Agreements	0	458	0	458

	$0	$142,676	$0	$142,676

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,184	$0	$0	$5,184

Total Investments	$5,184	$142,676	$0	$147,860

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 185.3%

CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 5.1%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		$100	$103
American International Group, Inc.
5.850% due 01/16/2018		600	633
Bank of America Corp.
5.000% due 05/13/2021		800	894
Bank of America N.A.
1.208% due 05/08/2017		12,200	12,215
BRFkredit A/S
2.000% due 10/01/2017	DKK	3,700	571
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,200	1,228
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		4,427	4,621
Goldman Sachs Group, Inc.
1.460% due 06/04/2017		100	100
2.050% due 09/15/2020		4,800	4,830
3.500% due 01/23/2025		3,800	3,939
3.750% due 05/22/2025		100	105
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	600	1,013
ING Bank NV
2.625% due 12/05/2022		$1,500	1,557
International Lease Finance Corp.
3.875% due 04/15/2018		100	103
8.250% due 12/15/2020		200	238
Lloyds Bank PLC
1.750% due 05/14/2018		2,950	2,959
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	1,700	259
2.000% due 10/01/2017		6,700	1,033
Nykredit Realkredit A/S
1.000% due 07/01/2017		3,600	549
1.000% due 10/01/2017		17,800	2,723
2.000% due 10/01/2017		7,500	1,158
Realkredit Danmark A/S
1.000% due 01/01/2017		9,600	1,454
1.000% due 04/01/2017		2,700	410
2.000% due 04/01/2017		8,100	1,237
2.000% due 01/01/2018		2,100	326
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$300	310
Santander Holdings USA, Inc.
2.275% due 11/24/2017		200	202
Toronto-Dominion Bank
2.250% due 03/15/2021		2,200	2,247
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		5,300	5,568
Volkswagen Bank GmbH
0.112% due 11/27/2017	EUR	3,000	3,354
Vornado Realty LP
2.500% due 06/30/2019		$7,000	7,103

			63,042

INDUSTRIALS 0.1%
AbbVie, Inc.
1.800% due 05/14/2018		100	101
Actavis Funding SCS
3.800% due 03/15/2025		500	530
Baxalta, Inc.
2.000% due 06/22/2018		300	301
Celgene Corp.
2.300% due 08/15/2018		100	101

			1,033

Total Corporate Bonds & Notes (Cost $63,247)			64,075

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$320	$308

Total Municipal Bonds & Notes (Cost $307)		308

U.S. GOVERNMENT AGENCIES 5.6%
Fannie Mae, TBA
3.000% due 11/01/2046	31,000	32,158
3.500% due 10/01/2031 - 11/01/2046	35,000	36,921

Total U.S. Government Agencies (Cost $69,012)		69,079

U.S. TREASURY OBLIGATIONS 160.9%
U.S. Treasury Bonds
2.250% due 08/15/2046 (c)	880	867
2.500% due 02/15/2045 (c)(g)	940	975
2.500% due 02/15/2046 (c)	22,670	23,512
3.000% due 11/15/2044 (c)(g)	900	1,030
3.000% due 11/15/2045 (g)	140	160
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2018 (e)	69,329	70,110
0.125% due 04/15/2019 (e)	13,906	14,149
0.125% due 04/15/2020 (e)	46,038	46,964
0.125% due 07/15/2022 (c)	92,876	95,222
0.125% due 01/15/2023	58,698	59,717
0.125% due 07/15/2024	34,490	35,061
0.125% due 07/15/2026 (c)	1,566	1,586
0.250% due 01/15/2025	37,228	37,987
0.375% due 07/15/2023 (c)	127,081	131,909
0.375% due 07/15/2025	2,638	2,730
0.625% due 07/15/2021 (g)	31,200	32,796
0.625% due 01/15/2024	52,394	55,063
0.625% due 01/15/2026	1,529	1,611
0.625% due 02/15/2043 (g)	607	613
0.750% due 02/15/2042	22,834	23,684
1.000% due 02/15/2046 (g)	11,398	12,681
1.250% due 07/15/2020 (e)	48,862	52,255
1.375% due 07/15/2018 (e)	5,993	6,249
1.375% due 02/15/2044 (c)	93,222	111,290
1.750% due 01/15/2028 (c)	115,159	135,151
2.000% due 01/15/2026 (c)	77,261	90,939
2.125% due 02/15/2040	10,076	13,479
2.125% due 02/15/2041 (g)	1,879	2,537
2.375% due 01/15/2025 (c)	243,070	290,198
2.375% due 01/15/2027 (c)	183,846	225,968
2.500% due 01/15/2029 (c)	165,778	211,078
3.625% due 04/15/2028 (g)	38,790	53,705
3.875% due 04/15/2029	36,029	52,067
U.S. Treasury Notes
1.125% due 08/31/2021	60,100	60,051
1.625% due 05/15/2026 (c)	12,100	12,125
2.000% due 02/15/2025 (c)(g)	2,190	2,269
2.125% due 09/30/2021 (c)	1,200	1,254
2.125% due 12/31/2021 (c)	1,900	1,987

Total U.S. Treasury Obligations (Cost $1,884,272)		1,971,029

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
BCAP LLC Trust
0.770% due 07/26/2035	297	296
Bear Stearns ALT-A Trust
2.453% due 10/25/2033	13	12
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.805% due 01/25/2035	540	488
Commercial Mortgage Trust
2.365% due 02/10/2029	800	802
Countrywide Home Loan Mortgage Pass-Through Trust
3.250% due 05/25/2033	4,165	4,208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hercules Eclipse PLC
0.764% due 10/25/2018	GBP	665	$841
JPMorgan Mortgage Trust
2.971% due 04/25/2035		$200	201
Marche Mutui SRL
0.108% due 02/25/2055	EUR	145	162
1.953% due 01/27/2064		497	564
Merrill Lynch Mortgage Investors Trust
0.945% due 07/25/2030		$4,905	4,502
Morgan Stanley Capital Trust
5.809% due 12/12/2049		2,503	2,574
Sequoia Mortgage Trust
1.231% due 10/19/2026		32	31
Trinity Square PLC
1.678% due 07/15/2051	GBP	3,888	5,035
WaMu Mortgage Pass-Through Certificates Trust
1.165% due 07/25/2045		$362	346
2.848% due 09/25/2033		238	234
Wells Fargo Mortgage-Backed Securities Trust
2.994% due 07/25/2036		241	238
3.070% due 10/25/2035		1,008	1,019

Total Non-Agency Mortgage-Backed Securities (Cost $22,676)			21,553

ASSET-BACKED SECURITIES 8.1%
Amortizing Residential Collateral Trust
1.225% due 10/25/2031		1,638	1,506
ARES CLO Ltd.
1.768% due 01/17/2024		6,100	6,106
Atlas Senior Loan Fund Ltd.
1.979% due 08/15/2024		7,100	7,100
Babson Euro CLO BV
1.350% due 10/25/2029	EUR	1,000	1,131
Carlyle Global Market Strategies CLO Ltd.
1.926% due 04/20/2022		$6,298	6,308
CIFC Funding Ltd.
2.185% due 12/05/2024		2,900	2,904
Denali Capital CLO Ltd.
0.932% due 01/22/2022		3,857	3,814
Elm CLO Ltd.
2.079% due 01/17/2023		6,933	6,952
Finn Square CLO Ltd.
2.052% due 12/24/2023		700	701
Fortress Credit Investments Ltd.
1.929% due 07/17/2023		2,560	2,562
GCAT LLC
4.250% due 10/25/2019		2,286	2,303
Muir Grove CLO Ltd.
1.335% due 03/25/2020		1,331	1,332
NovaStar Mortgage Funding Trust
1.605% due 06/25/2035		2,517	2,354
NYMT Residential
4.000% due 03/25/2021		2,766	2,769
OHA Credit Partners Ltd.
2.038% due 05/15/2023		6,315	6,319
Option One Mortgage Loan Trust Asset-Backed Certificates
0.965% due 11/25/2035		1,383	1,362
Structured Asset Investment Loan Trust
1.245% due 04/25/2033		2,268	2,204
Symphony CLO LP
1.574% due 01/09/2023		14,858	14,866
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		1,771	1,779
Venture CLO Ltd.
1.609% due 11/14/2022		3,200	3,204
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		551	552
4.250% due 03/26/2046		3,518	3,570
VOLT LLC
3.375% due 02/25/2055		2,268	2,274

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	129

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 06/26/2045		$2,167	$2,173
3.625% due 10/25/2057		2,959	2,970
3.875% due 04/25/2055		508	510
4.250% due 02/26/2046		2,094	2,118
Voya CLO Ltd.
1.980% due 10/15/2022		3,900	3,901
2.000% due 10/15/2022		3,900	3,898

Total Asset-Backed Securities (Cost $98,831)			99,542

SOVEREIGN ISSUES 3.2%
France Government International Bond
1.850% due 07/25/2027 (a)	EUR	2,135	3,163
2.250% due 07/25/2020 (a)		2,986	3,846
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)		1,615	1,903
2.350% due 09/15/2024 (a)		2,158	2,844
Japan Government International Bond
0.100% due 03/10/2026 (a)	JPY	209,082	2,181
New Zealand Government International Bond
2.000% due 09/20/2025 (a)	NZD	13,772	10,515
3.000% due 09/20/2030 (a)		2,258	1,923

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Kingdom Gilt
0.125% due 03/22/2024 (a)	GBP	1,815	$2,793
0.125% due 03/22/2026 (a)		3,978	6,323
0.125% due 03/22/2044 (a)		1,402	3,010
0.125% due 03/22/2058 (a)		175	483

Total Sovereign Issues (Cost $38,016)			38,984

SHORT-TERM INSTRUMENTS 0.5%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.641% due 09/08/2017		$3,400	3,411

REPURCHASE AGREEMENTS (b) 0.2%
			2,171

Total Short-Term Instruments (Cost $5,571)			5,582

Total Investments in Securities (Cost $2,181,932)			2,270,152

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	69,478	$687

Total Short-Term Instruments (Cost $687)		687

Total Investments in Affiliates (Cost $687)		687

Total Investments 185.4% (Cost $2,182,619)		$2,270,839

Financial Derivative Instruments (d)(f) 0.2% (Cost or Premiums, net $1,201)		2,303

Other Assets and Liabilities, net (85.6)%		(1,047,689)

Net Assets 100.0%		$1,225,453

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$2,171	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(2,220)	$2,171	$2,171

Total Repurchase Agreements						$(2,220)	$2,171	$2,171

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.630%	09/16/2016	10/21/2016	$(6,000)	$(6,002)
	1.800	09/30/2016	10/04/2016	(751)	(751)
BPS	0.730	09/27/2016	12/22/2016	(18,924)	(18,926)
	0.730	09/28/2016	12/22/2016	(1,277)	(1,278)
BSN	0.600	07/21/2016	10/21/2016	(129,168)	(129,327)
	0.600	07/25/2016	10/25/2016	(127,884)	(128,033)
	0.600	08/01/2016	10/31/2016	(177,560)	(177,746)
	0.620	04/08/2016	10/07/2016	(10,730)	(10,763)
	0.620	04/11/2016	10/11/2016	(3,332)	(3,342)
GRE	0.600	07/21/2016	10/21/2016	(552)	(553)
	0.610	07/12/2016	10/12/2016	(88,540)	(88,664)
	0.610	07/13/2016	10/13/2016	(182,417)	(182,671)
	0.610	07/25/2016	10/18/2016	(13,780)	(13,796)
	0.610	09/27/2016	10/18/2016	(53,274)	(53,279)
	0.640	08/15/2016	10/17/2016	(1,989)	(1,990)
	0.650	08/17/2016	10/17/2016	(28,702)	(28,727)
	0.650	08/23/2016	10/21/2016	(33,760)	(33,786)
	0.850	09/30/2016	10/28/2016	(644)	(644)
JPS	0.610	08/23/2016	10/21/2016	(23,945)	(23,962)
	0.790	09/23/2016	10/05/2016	(867)	(867)

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
SGY	0.620%	09/08/2016	10/11/2016	$(1,719)	$(1,720)
	0.780	09/22/2016	10/06/2016	(1,907)	(1,908)
	0.780	09/26/2016	10/03/2016	(2,412)	(2,412)
	0.800	09/28/2016	10/05/2016	(6,169)	(6,169)

Total Reverse Repurchase Agreements					$(917,316)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
GSC	1.250%	09/29/2016	10/03/2016	$(60,135)	$(60,144)

Total Sale-Buyback Transactions					$(60,144)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(943,482) at a weighted average interest rate of 0.596%.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2046	$ 2,000	$(2,140)	$(2,148)

Total Short Sales				$(2,140)	$(2,148)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(c)	Securities with an aggregate market value of $978,806 and cash of $176 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(6,753)	$0	$(6,753)	$6,915	$162
BPS	0	(20,204)	0	(20,204)	20,157	(47)
BSN	0	(449,211)	0	(449,211)	447,922	(1,289)
GRE	0	(404,110)	0	(404,110)	402,594	(1,516)
JPS	0	(24,829)	0	(24,829)	24,555	(274)
SGY	0	(12,209)	0	(12,209)	12,082	(127)
SSB	2,171	0	0	2,171	(2,220)	(49)

Master Securities Forward Transaction Agreement
GSC	0	0	(60,144)	(60,144)	60,051	(93)

Total Borrowings and Other Financing Transactions	$2,171	$(917,316)	$(60,144)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	131

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(719,366)	$(197,950)	$0	$(917,316)

Total	$0	$(719,366)	$(197,950)	$0	$(917,316)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(60,144)	0	0	(60,144)

Total	$0	$(60,144)	$0	$0	$(60,144)

Total Borrowings	$0	$(779,510)	$(197,950)	$0	$(977,460)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(977,460)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note January Futures	$111.000	12/23/2016	546	$5	$1
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.500	11/25/2016	1,526	13	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/25/2016	588	5	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	117.000	11/25/2016	429	3	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	215.000	11/25/2016	492	4	1

				$30	$4

Total Purchased Options				$30	$4

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/21/2016	81	$(29)	$(4)
Call - CBOT U.S. Treasury 10-Year Note November Futures	131.500	10/21/2016	63	(20)	(25)

				$(49)	$(29)

Total Written Options				$(49)	$(29)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	204	$(16)	$3	$0
Call Options Strike @ EUR 174.000 on Euro-Bund 10-Year Bond December Futures	Long	11/2016	62	1	1	0
Euro-Bobl December Futures	Short	12/2016	58	(25)	10	0
Euro-BTP Italy Government Bond December Futures	Short	12/2016	11	1	5	(4)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	24	45	0	(12)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	112	(153)	57	(3)
Japan Government 10-Year Bond December Futures	Short	12/2016	1	(7)	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	1,353	26	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	370	6	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	1,353	(136)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	370	(21)	0	0
U.S. Treasury 2-Year Note December Futures	Short	12/2016	546	53	51	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	1,526	43	0	(322)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	962	1	0	(406)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	492	1,299	723	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	28	(105)	0	(60)
United Kingdom Long Gilt December Futures	Short	12/2016	58	78	68	0

Total Futures Contracts				$1,090	$918	$(807)

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$8,400	$(110)	$(77)	$0	$(11)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/15/2018	$	10,500	$80	$35	$0	$(2)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		15,400	(630)	(309)	20	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		62,100	(832)	153	118	0
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		24,400	(1,494)	(1,222)	83	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		104,900	(5,368)	(4,816)	356	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		72,600	(2,565)	(2,333)	249	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		28,450	(863)	(756)	97	0
Receive	3-Month USD-LIBOR *	2.300	04/21/2026		16,500	(415)	(346)	56	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		19,700	(494)	(417)	68	0
Receive	3-Month USD-LIBOR *	1.850	07/20/2026		3,400	(10)	1	12	0
Receive	3-Month USD-LIBOR *	2.000	07/27/2026		15,900	(157)	(110)	54	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026		5,950	(18)	(8)	20	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		2,860	(63)	6	15	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		3,000	(75)	(3)	16	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,200	(217)	(110)	23	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		5,500	(552)	54	54	0
Receive	6-Month GBP-LIBOR	0.750	03/15/2027	GBP	13,670	82	(222)	74	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		1,280	339	341	714	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	30,200	(90)	6	2	0

						$(13,342)	$(10,056)	$2,031	$(2)

Total Swap Agreements						$(13,452)	$(10,133)	$2,031	$(13)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(e)	Securities with an aggregate market value of $8,077 and cash of $3,055 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$4	$918	$2,031	$2,953	$(29)	$(807)	$(13)	$(849)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	133

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	GBP	20,127		$26,629	$541	$0
	10/2016		$885	DKK	5,879	2	0
	04/2017	DKK	10,989		$1,666	0	(7)
BPS	10/2016		$4,699	EUR	4,210	31	0
	10/2016		27,026	GBP	20,773	0	(101)
	11/2016	GBP	20,773		$27,039	98	0
	01/2017	DKK	9,696		1,484	15	0
BRC	10/2016		$547	DKK	3,636	1	0
	07/2017	DKK	3,636		$555	0	(1)
CBK	01/2017		2,190		331	0	(1)
FBF	10/2016		2,355		354	0	(2)
GLM	10/2016	CAD	228		174	0	0
	10/2016	DKK	2,355		357	2	0
	10/2016	GBP	646		865	27	0
	10/2016	JPY	1,137,076		11,336	122	0
	10/2016		$31,781	EUR	28,351	67	0
	10/2016		7,146	JPY	724,400	0	(2)
	11/2016	EUR	28,351		$31,820	0	(71)
HUS	10/2016		$5,713	DKK	37,953	13	0
	01/2017		620		4,125	5	0
	10/2017	DKK	37,953		$5,812	0	(18)
JPM	10/2016	AUD	8,079		6,093	0	(91)
	10/2016	DKK	24,785		3,734	9	(14)
	10/2016	NZD	15,933		11,649	48	0
	10/2017	DKK	3,860		592	0	(1)
MSB	10/2016	EUR	31,503		35,632	243	0
NAB	10/2016		$6,197	AUD	8,079	0	(14)
	10/2016		11,594	NZD	15,933	8	0
	11/2016	AUD	8,079		$6,193	14	0
	11/2016	NZD	15,933		11,580	0	(8)
SCX	10/2016		$2,907	JPY	292,776	0	(20)
	11/2016	JPY	292,776		$2,911	20	0
UAG	10/2016	EUR	1,058		1,191	2	0
	10/2016		$1,179	JPY	119,900	4	0

Total Forward Foreign Currency Contracts						$1,272	$(351)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$	116,000	$101	$14
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017		229,700	113	89
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		4,500	451	580
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		4,500	451	290
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		9,900	675	272
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016		25,200	184	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		220,600	196	27
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017		219,800	99	35
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017		234,300	117	62
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017		178,200	95	58
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018		23,000	262	206
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018		30,300	351	254
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		6,700	616	266
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		2,000	200	82
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		2,000	210	87
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		9,900	934	484
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		2,800	280	361
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		2,800	280	181

								$5,615	$3,348

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$54,700	$766	$701
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	55,700	774	713

						$1,540	$1,414

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.500% due 12/01/2046	$84.000	12/06/2016	$ 22,000	$1	$0

Total Purchased Options					$7,156	$4,762

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	12/21/2016		$12,300	$(12)	$(15)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625	11/16/2016	EUR	11,500	(11)	(12)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		11,500	(16)	(5)

							$(39)	$(32)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC GBP versus USD	$	1.370	11/04/2016	GBP	5,680	$(52)	$(2)
JPM	Call - OTC EUR versus USD		1.150	11/16/2016	EUR	2,311	(24)	(7)
SCX	Put - OTC EUR versus USD		1.085	11/03/2016		4,420	(19)	(5)
	Put - OTC EUR versus USD		1.090	11/16/2016		3,570	(25)	(9)
SOG	Put - OTC EUR versus USD		1.100	11/16/2016		2,410	(24)	(10)

							$(144)	$(33)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$12,000	$(107)	$(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		2,800	(36)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		4,500	(44)	(5)
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	4,100	(186)	(27)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$28,300	(206)	(9)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		2,400	(17)	(1)
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		59,200	(157)	291
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		59,200	(157)	60
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		17,000	(192)	(136)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		7,100	(131)	(71)

							$(1,233)	$101

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$	49,500	$(697)	$(263)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		25,200	(200)	(697)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	10/07/2016		11,200	(22)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.550	10/07/2016		11,200	(34)	(14)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	135

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	10/17/2018	$	31,100	$(617)	$(232)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018		9,300	(200)	(74)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018		9,300	(210)	(77)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		46,800	(938)	(445)

								$(2,918)	$(1,802)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$109,400	$(766)	$(534)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	111,400	(775)	(544)

						$(1,541)	$(1,078)

Total Written Options						$(5,875)	$(2,844)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		1,085		(516)		(102)		(323)		144
Notional Amount in $	$	591,000	$	557,310	$	(212,770)	$	(202,250)	$	(114,090)	$	619,200
Notional Amount in AUD	AUD	0	AUD	2,910	AUD	(2,910)	AUD	0	AUD	0	AUD	0
Notional Amount in EUR	EUR	24,880	EUR	125,691	EUR	(20,800)	EUR	(65,760)	EUR	(24,200)	EUR	39,811
Notional Amount in GBP	GBP	0	GBP	12,180	GBP	0	GBP	(6,500)	GBP	0	GBP	5,680
Premiums	$	(4,312)	$	(3,900)	$	1,064	$	733	$	491	$	(5,924)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2019	0.441%	$4,100	$(13)	$71	$58	$0
GST	Spain Government International Bond	1.000	03/20/2019	0.441	2,600	(12)	48	36	0
HUS	Spain Government International Bond	1.000	03/20/2019	0.441	1,900	(8)	35	27	0

						$(33)	$154	$121	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
								Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$	6,300	$(440)	$288	$0	$(152)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057		2,400	(161)	103	0	(58)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057		3,700	(250)	160	0	(90)

						$(851)	$551	$0	$(300)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	2,400	$1	$163	$164	$0
	Receive	3-Month USD-CPURNSA	1.715	04/15/2017		$5,800	0	25	25	0
	Receive	3-Month USD-CPURNSA	1.010	10/16/2017		6,600	0	61	61	0
	Receive	3-Month USD-CPURNSA *	1.580	05/23/2018		14,400	0	22	22	0
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018		1,900	0	3	3	0
	Receive	3-Month USD-CPURNSA	1.570	11/23/2020		26,900	0	123	123	0
	Receive	3-Month USD-CPURNSA	1.560	12/17/2020		21,800	0	130	130	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,700	8	94	102	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		3,200	14	25	39	0
	Receive	3-Month EUR-EXT-CPI	0.550	10/15/2017	EUR	400	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		3,100	0	20	20	0
	Receive	3-Month USD-CPURNSA	2.500	07/15/2022		$27,400	521	(3,711)	0	(3,190)
BRC	Receive	3-Month USD-CPURNSA	1.907	04/15/2017		17,800	0	(554)	0	(554)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	4,300	370	(113)	257	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		9,900	(33)	358	325	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		1,500	(4)	(63)	0	(67)
	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018	EUR	11,900	0	(59)	0	(59)
	Receive	3-Month EUR-EXT-CPI	0.655	08/15/2018		200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.640	09/15/2018		200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		400	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		7,650	0	48	48	0
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		9,000	0	40	40	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		2,200	0	13	13	0
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	3,700	6	116	122	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		800	0	(53)	0	(53)
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	700	(1)	(2)	0	(3)
	Receive	3-Month EUR-EXT-CPI	0.605	09/15/2018		400	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		900	0	(3)	0	(3)
	Receive	3-Month USD-CPURNSA	1.275	12/21/2017		$35,000	0	283	283	0
	Receive	3-Month USD-CPURNSA	1.725	03/04/2019		4,375	0	(34)	0	(34)
	Pay	3-Month USD-CPURNSA	2.065	05/12/2025		19,800	0	649	649	0
FBF	Pay	1-Month GBP-UKRPI	3.352	05/15/2030	GBP	200	0	11	11	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		500	0	34	34	0
	Receive	3-Month EUR-EXT-CPI	0.615	09/15/2018	EUR	500	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA	1.935	10/31/2016		$3,500	0	(103)	0	(103)
GLM	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	5,470	(17)	197	180	0
	Receive	1-Month GBP-UKRPI	3.145	05/15/2046		890	15	96	111	0
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046		730	0	115	115	0
	Receive	3-Month EUR-EXT-CPI	0.650	09/15/2018	EUR	1,500	(2)	(5)	0	(7)
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026		100	0	0	0	0
	Receive	3-Month USD-CPURNSA	1.942	04/15/2017		$7,500	0	(244)	0	(244)
JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	2,700	0	50	50	0
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	700	0	(3)	0	(3)
	Pay	3-Month USD-CPURNSA	1.330	01/01/2017		$13,000	0	(18)	0	(18)
	Pay	3-Month USD-CPURNSA	1.413	01/15/2017		6,500	0	(9)	0	(9)
	Receive	3-Month USD-CPURNSA	1.550	07/26/2021		3,400	0	34	34	0
	Receive	3-Month USD-CPURNSA	1.602	09/12/2021		2,630	0	15	15	0
	Pay	3-Month USD-CPURNSA	1.730	07/26/2026		3,400	0	(51)	0	(51)
	Pay	3-Month USD-CPURNSA	1.801	09/12/2026		2,630	0	(17)	0	(17)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	3,300	0	144	144	0
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021	EUR	3,240	0	20	20	0
	Pay	3-Month USD-CPURNSA	1.787	07/18/2026		$5,000	0	(46)	0	(46)
	Pay	3-Month USD-CPURNSA	1.810	07/19/2026		2,500	0	(17)	0	(17)
	Pay	3-Month USD-CPURNSA	1.800	07/20/2026		3,200	0	(25)	0	(25)
	Pay	3-Month USD-CPURNSA	1.805	09/20/2026		1,000	0	(7)	0	(7)
RYL	Pay	1-Month GBP-UKRPI	3.140	07/15/2031	GBP	1,000	0	(59)	0	(59)
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026	EUR	2,000	0	(9)	0	(9)
	Receive	3-Month USD-CPURNSA	1.935	10/23/2016		$29,700	(56)	(814)	0	(870)
	Receive	3-Month USD-CPURNSA	1.930	10/31/2016		4,600	0	(134)	0	(134)
SOG	Receive	3-Month EUR-EXT-CPI	0.680	10/15/2018	EUR	300	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA	1.700	04/15/2017		$400	0	2	2	0
UAG	Receive	3-Month EUR-EXT-CPI	0.525	10/15/2017	EUR	1,500	1	(5)	0	(4)
	Receive	3-Month EUR-EXT-CPI	0.610	09/15/2018		3,000	0	(9)	0	(9)

							$823	$(3,284)	$3,142	$(5,603)

Total Swap Agreements							$(61)	$(2,579)	$3,263	$(5,903)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	137

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(g)	Securities with an aggregate market value of $5,717 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BOA	$543	$0	$586	$1,129	$(7)	$0	$0	$(7)	$1,122	$(1,080)	$42
BPS	144	0	161	305	(101)	(27)	(3,191)	(3,319)	(3,014)	3,248	234
BRC	1	0	0	1	(1)	(2)	(554)	(557)	(556)	804	248
CBK	0	103	683	786	(1)	(1)	(129)	(131)	655	(643)	12
DUB	0	1,142	1,054	2,196	0	(268)	(246)	(514)	1,682	(2,275)	(593)
FAR	0	701	0	701	0	(534)	0	(534)	167	0	167
FBF	0	0	45	45	(2)	(697)	(105)	(804)	(759)	652	(107)
GLM	218	62	406	686	(73)	(41)	(251)	(365)	321	(590)	(269)
GST	0	0	36	36	0	0	(58)	(58)	(22)	0	(22)
HUS	18	0	27	45	(18)	0	0	(18)	27	0	27
JPM	57	0	99	156	(106)	122	(98)	(82)	74	(260)	(186)
MEI	0	0	0	0	0	0	(90)	(90)	(90)	0	(90)
MSB	243	0	0	243	0	0	0	0	243	(210)	33
MYC	0	1,499	164	1,663	0	(828)	(95)	(923)	740	(1,030)	(290)
NAB	22	0	0	22	(22)	0	0	(22)	0	0	0
NGF	0	1,255	0	1,255	0	(544)	0	(544)	711	(600)	111
RYL	0	0	0	0	0	0	(1,072)	(1,072)	(1,072)	970	(102)
SCX	20	0	0	20	(20)	(14)	0	(34)	(14)	0	(14)
SOG	0	0	2	2	0	(10)	(1)	(11)	(9)	33	24
UAG	6	0	0	6	0	0	(13)	(13)	(7)	0	(7)

Total Over the Counter	$1,272	$4,762	$3,263	$9,297	$(351)	$(2,844)	$(5,903)	$(9,098)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	918	918
Swap Agreements	0	0	0	0	2,031	2,031

	$0	$0	$0	$0	$2,953	$2,953

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,272	$0	$1,272
Purchased Options	0	0	0	0	4,762	4,762
Swap Agreements	0	121	0	0	3,142	3,263

	$0	$121	$0	$1,272	$7,904	$9,297

	$0	$121	$0	$1,272	$10,857	$12,250

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$29	$29
Futures	0	0	0	0	807	807
Swap Agreements	0	11	0	0	2	13

	$0	$11	$0	$0	$838	$849

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$351	$0	$351
Written Options	0	32	0	33	2,779	2,844
Swap Agreements	0	300	0	0	5,603	5,903

	$0	$332	$0	$384	$8,382	$9,098

	$0	$343	$0	$384	$9,220	$9,947

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(44)	$(44)
Written Options	0	0	0	0	161	161
Futures	0	0	0	0	(2,825)	(2,825)
Swap Agreements	0	(105)	0	0	(2,546)	(2,651)

	$0	$(105)	$0	$0	$(5,254)	$(5,359)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,554)	$0	$(1,554)
Purchased Options	0	0	0	(56)	(1,475)	(1,531)
Written Options	0	133	0	295	804	1,232
Swap Agreements	0	1,281	0	0	(2,424)	(1,143)

	$0	$1,414	$0	$(1,315)	$(3,095)	$(2,996)

	$0	$1,309	$0	$(1,315)	$(8,349)	$(8,355)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(19)	$(19)
Written Options	0	0	0	0	21	21
Futures	0	0	0	0	215	215
Swap Agreements	0	(115)	0	0	(4,481)	(4,596)

	$0	$(115)	$0	$0	$(4,264)	$(4,379)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,016	$0	$3,016
Purchased Options	0	0	0	0	(979)	(979)
Written Options	0	(13)	0	92	1,726	1,805
Swap Agreements	0	(887)	0	0	2,256	1,369

	$0	$(900)	$0	$3,108	$3,003	$5,211

	$0	$(1,015)	$0	$3,108	$(1,261)	$832

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	139

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$63,042	$0	$63,042
Industrials	0	1,033	0	1,033
Municipal Bonds & Notes
West Virginia	0	308	0	308
U.S. Government Agencies	0	69,079	0	69,079
U.S. Treasury Obligations	0	1,971,029	0	1,971,029
Non-Agency Mortgage-Backed Securities	0	21,553	0	21,553
Asset-Backed Securities	0	92,442	7,100	99,542
Sovereign Issues	0	38,984	0	38,984
Short-Term Instruments
Certificates of Deposit	0	3,411	0	3,411
Repurchase Agreements	0	2,171	0	2,171

	$0	$2,263,052	$7,100	$2,270,152

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$687	$0	$0	$687

Total Investments	$687	$2,263,052	$7,100	$2,270,839

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,148)	$0	$(2,148)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	918	2,035	0	2,953
Over the counter	0	9,297	0	9,297

	$918	$11,332	$0	$12,250

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(807)	(42)	0	(849)
Over the counter	0	(9,098)	0	(9,098)

	$(807)	$(9,140)	$0	$(9,947)

Totals	$798	$2,263,096	$7,100	$2,270,994

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Senior Floating Rate Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

BANK LOAN OBLIGATIONS 99.0%
Abacus Innovations Corp.
3.274% due 08/16/2023	$125	$126
ABC Supply Co., Inc.
TBD% due 09/23/2023	75	75
3.500% due 04/16/2020	75	75
Acadia Healthcare Co., Inc.
TBD% due 02/15/2023	25	25
3.750% due 02/11/2022	49	50
3.750% due 02/16/2023	74	75
ADS Waste Holdings, Inc.
3.750% due 10/09/2019	24	24
AdvancePierre Foods, Inc.
4.500% due 06/02/2023	21	21
Air Medical Group Holdings, Inc.
5.000% due 04/28/2022	125	125
Albertsons LLC
4.500% due 08/25/2021	77	77
4.750% due 06/22/2023	150	152
Amsurg Corp.
3.500% due 07/16/2021	98	98
Aramark Services, Inc.
3.338% due 02/24/2021	124	125
Aspen Merger Sub, Inc.
TBD% due 09/21/2023	25	25
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023	314	318
AVAST Software BV
TBD% due 07/19/2022	30	30
AVSC Holdings Corp.
4.500% due 01/24/2021	125	125
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	437	440
AWAS Finance Luxembourg SARL
4.100% due 06/10/2018	71	71
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020	208	210
B&G Foods, Inc.
3.839% due 11/02/2022	85	86
BE Aerospace, Inc.
3.750% - 3.850% due 12/16/2021	211	213
Beacon Roofing Supply, Inc.
3.500% due 10/01/2022	248	250
Berlin Packaging LLC
4.500% due 10/01/2021	49	49
Berry Plastics Holding Corp.
3.500% due 01/06/2021	136	136
3.750% due 10/01/2022	224	224
Boyd Gaming Corp.
3.845% due 09/15/2023	25	25
4.000% due 08/14/2020	38	38
Burger King Worldwide, Inc.
3.750% due 12/10/2021	199	201
Calpine Corp.
3.590% due 05/27/2022	25	25
Camelot Finance LP
TBD% due 09/07/2023	50	50
Capsugel Holdings U.S., Inc.
4.000% due 07/31/2021	100	100
Cavium, Inc.
3.750% due 08/16/2022	25	25
CDRH Parent, Inc.
5.250% due 07/01/2021	49	40
Charter Communications Operating LLC
3.500% due 01/24/2023	448	451
Chemours Co.
3.750% due 05/12/2022	127	126
Chobani LLC
TBD% due 09/30/2023	25	25
CommScope, Inc.
3.750% due 12/29/2022	173	175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Community Health Systems, Inc.
3.445% - 4.000% due 01/27/2021	$158	$155
3.750% due 12/31/2019	225	221
4.083% due 12/31/2018	1	1
CPG International, Inc.
4.750% due 09/30/2020	278	279
DaVita Healthcare Partners, Inc.
3.500% due 06/24/2021	444	448
Dayton Power & Light Co.
4.000% due 08/24/2022	25	25
Dell Software Group
TBD% due 09/23/2022	50	50
Delos Finance SARL
3.588% due 03/06/2021	150	151
Dollar Tree, Inc.
3.063% due 07/06/2022	32	32
Doosan Infracore International, Inc.
4.500% due 05/28/2021	111	113
Dynegy Holdings, Inc.
4.000% due 04/23/2020	168	168
Eldorado Resorts LLC
4.250% due 07/23/2022	25	25
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022	124	124
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	300	301
Envision Healthcare Corp.
4.500% due 10/28/2022	99	100
Equinix, Inc.
4.000% due 01/08/2023	50	50
ESH Hospitality, Inc.
TBD% due 08/30/2023	75	76
EWT Holdings Corp.
5.500% due 01/15/2021	50	50
FCA U.S. LLC
3.500% due 05/24/2017	14	15
First Data Corp.
4.275% due 07/08/2022	115	116
4.525% due 03/24/2021	278	280
GCI Holdings, Inc.
4.000% due 02/02/2022	74	74
GCP Applied Technologies, Inc.
4.088% due 02/03/2022	25	25
Generac Power Systems, Inc.
3.500% due 05/31/2020	100	100
Goodyear Tire & Rubber Co.
3.860% due 04/30/2019	75	76
Granite Acquisition, Inc.
5.000% due 12/19/2021	49	48
Gray Television, Inc.
3.938% due 06/13/2021	17	17
Grifols Worldwide Operations USA, Inc.
3.448% due 02/27/2021	174	175
Hanesbrands, Inc.
3.250% due 04/29/2022	25	25
HCA, Inc.
3.588% due 02/15/2024	25	25
3.774% due 03/17/2023	100	101
HD Supply, Inc.
TBD% due 09/14/2023	25	25
3.750% due 08/13/2021	223	223
Headwaters, Inc.
4.000% due 03/24/2022	74	75
Hilton Worldwide Finance LLC
3.024% - 3.500% due 10/25/2023	316	319
3.500% due 10/26/2020	31	31
Huntsman International LLC
3.750% due 10/01/2021	270	272
4.250% due 04/01/2023	25	25
Immucor, Inc.
5.000% due 08/17/2018	49	48
Ineos Styrolution U.S. Holdings
TBD% due 09/14/2021	25	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ineos U.S. Finance LLC
4.250% due 03/31/2022	$148	$149
Inventiv Health, Inc.
TBD% due 09/28/2023	75	75
ION Media Networks, Inc.
4.750% due 12/18/2020	24	24
J. Crew Group, Inc.
4.000% due 03/05/2021	6	5
J.C. Penney Corp., Inc.
5.250% due 06/23/2023	25	25
Jaguar Holding Co.
4.250% due 08/18/2022	124	125
JDA Software Group, Inc.
TBD% due 09/22/2023	50	50
Jefferies Finance LLC
4.500% due 05/14/2020	24	24
KAR Auction Services, Inc.
4.063% due 03/09/2021	73	73
4.375% due 03/09/2023	25	25
Keurig Green Mountain, Inc.
5.250% due 03/03/2023	94	96
Kinetic Concepts, Inc.
5.000% due 11/04/2020	113	114
Kronos, Inc.
4.500% due 10/30/2019	266	267
Landry’s, Inc.
TBD% due 09/13/2023	25	25
Level 3 Financing, Inc.
3.500% due 05/31/2022	275	277
Live Nation Entertainment, Inc.
3.590% due 08/16/2020	247	248
MacDermid, Inc.
5.500% due 06/07/2020	99	100
Mallinckrodt International Finance S.A.
3.338% due 03/19/2021	74	74
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023	70	71
MGM Growth Properties Operating Partnership LP
4.000% due 04/25/2023	174	176
MGOC, Inc.
4.000% due 07/31/2020	133	133
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	49	50
MKS Instruments, Inc.
4.250% due 05/01/2023	21	22
MPG Holdco, Inc.
3.750% due 10/20/2021	78	78
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	116	116
NBTY, Inc.
5.000% due 05/05/2023	25	25
Nextstar Broadcasting, Inc.
TBD% due 09/21/2023	75	75
Nielsen Finance LLC
TBD% due 09/23/2023	25	25
Novelis, Inc.
4.000% - 4.088% due 06/02/2022	123	124
NRG Energy, Inc.
3.500% due 06/30/2023	75	75
Numericable U.S. LLC
5.002% due 01/15/2024	150	151
NXP B.V.
3.750% due 12/07/2020	59	59
ON Semiconductor Corp.
TBD% due 03/31/2023	100	101
Onex TSG Holdings Corp.
5.000% due 07/31/2022	50	50
Orion Engineered Carbons GmbH
3.838% due 07/25/2021	21	21
4.000% due 09/07/2023	225	227
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	276	271

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	141

Schedule of Investments PIMCO Senior Floating Rate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Owens-Illinois, Inc.
3.500% due 09/01/2022	$174	$175
Petco Animal Supplies, Inc.
5.000% due 01/26/2023	50	50
PetSmart, Inc.
4.250% due 03/11/2022	157	157
Pinnacle Entertainment, Inc.
3.750% due 04/28/2023	21	21
Pinnacle Foods Finance LLC
3.252% due 04/29/2020	78	78
3.275% due 01/13/2023	99	100
Ply Gem Industries, Inc.
4.000% due 02/01/2021	210	212
Polyconcept Investments BV
6.250% due 08/10/2023	25	25
PQ Corp.
5.750% due 11/04/2022	100	101
Prime Security Services Borrower LLC
4.750% due 05/02/2022	125	126
Quintiles Transnational Corp.
3.250% due 05/12/2022	49	49
Quorum Health Corp.
6.750% due 04/29/2022	100	97
Realogy Corp.
3.750% due 07/20/2022	50	50
Reynolds Group Holdings, Inc.
4.250% due 02/05/2023	175	176
Samsonite International S.A.
4.000% due 05/12/2023	50	50
SBA Senior Finance LLC
3.340% due 03/24/2021	198	199
Scientific Games International, Inc.
6.000% due 10/18/2020	205	206
6.000% due 10/01/2021	98	99
Select Medical Corp.
6.000% - 7.500% due 03/03/2021	100	101
Sensata Technologies BV
3.000% due 10/14/2021	73	74
Serta Simmons Holdings LLC
4.250% due 10/01/2019	229	230
ServiceMaster Co.
4.250% due 07/01/2021	271	274
SIG Combibloc Purchase Co. SARL
TBD% due 03/11/2022	50	50

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sinclair Television Group, Inc.
3.500% due 07/30/2021	$25	$25
SolarWinds, Inc.
5.500% due 02/03/2023	50	50
Spectrum Brands, Inc.
3.500% - 5.250% due 06/23/2022	151	152
SS&C Technologies, Inc.
4.000% - 4.002% due 07/08/2022	154	155
Station Casinos LLC
3.750% due 06/08/2023	100	100
T-Mobile USA, Inc.
3.500% due 11/09/2022	298	300
Tectum Holdings, Inc.
5.750% due 08/24/2023	50	50
Telesat Canada
3.500% due 03/28/2019	219	220
Texas Competitive Electric Holdings Co.
5.000% due 10/31/2017	100	101
TI Group Automotive Systems LLC
4.500% due 06/30/2022	74	75
TransDigm, Inc.
TBD% - 3.750% due 06/09/2023	224	224
TransUnion LLC
3.588% due 04/09/2021	209	210
Tribune Media Co.
3.750% due 12/27/2020	162	163
Univar, Inc.
4.250% due 07/01/2022	50	50
Univision Communications, Inc.
4.000% due 03/01/2020	276	277
UPC Financing Partnership
4.080% due 08/31/2024	46	47
Valeant Pharmaceuticals International, Inc.
5.500% due 04/01/2022	256	258
Veritas U.S., Inc.
6.625% due 01/27/2023	60	56
Versum Materials, Inc.
TBD% due 09/20/2023	25	25
Vertiv Co.
TBD% due 09/29/2023	75	73
Virgin Media Investment Holdings Ltd.
3.649% due 06/30/2023	250	251
West Corp.
3.750% due 06/17/2023	90	90

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEX, Inc.
4.250% due 07/01/2023	$65	$66
Wilsonart LLC
4.000% due 10/31/2019	152	152
XPO Logistics, Inc.
4.250% due 10/30/2021	99	100
Yum! Brands, Inc.
3.281% due 06/16/2023	25	25
Zebra Technologies Corp.
4.089% due 10/27/2021	20	21
Ziggo Financing Partnership
TBD% due 01/15/2022	49	49

Total Bank Loan Obligations (Cost $18,531)		18,686

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (a) 0.6%
		104

Total Short-Term Instruments (Cost $104)		104

Total Investments in Securities (Cost $18,635)		18,790

	SHARES
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	84,054	831

Total Short-Term Instruments (Cost $831)		831

Total Investments in Affiliates (Cost $831)		831

Total Investments 104.0% (Cost $19,466)		$19,621

Other Assets and Liabilities, net (4.0)%		(760)

Net Assets 100.0%		$18,861

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$104	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(110)	$104	$104

Total Repurchase Agreements						$(110)	$104	$104

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
SSB	$104	$0	$0	$104	$(110)	$(6)

Total Borrowings and Other Financing Transactions	$104	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$17,704	$982	$18,686
Short-Term Instruments
Repurchase Agreements	0	104	0	104

	$0	$17,808	$982	$18,790

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$831	$0	$0	$831

Total Investments	$831	$17,808	$982	$19,621

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$688	$323	$(353)	$1	$(65)	$72	$516	$(200)	$982	$14

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$982	Third Party Vendor	Broker Quote	99.13-101.50

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	143

Schedule of Investments PIMCO Short-Term Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

CORPORATE BONDS & NOTES 2.1%

BANKING & FINANCE 1.1%
Ford Motor Credit Co. LLC
8.000% due 12/15/2016	$4,350	$4,412
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	2,000	154
National Australia Bank Ltd.
1.375% due 07/12/2019	2,900	2,887

		7,453

INDUSTRIALS 1.0%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	5,260	5,641
UAL Pass-Through Trust
6.636% due 01/02/2024	849	905

		6,546

Total Corporate Bonds & Notes (Cost $14,743)		13,999

U.S. GOVERNMENT AGENCIES 20.8%
Fannie Mae
0.584% due 12/25/2036	186	186
0.585% due 12/25/2036	9	9
0.645% due 03/25/2034	133	132
0.725% due 05/25/2035	34	34
0.825% due 01/25/2034	29	28
0.875% due 05/25/2042 - 09/25/2042	302	301
0.925% due 08/25/2017 - 12/25/2033	126	126
0.931% due 11/17/2030 - 05/18/2032	98	98
0.951% due 03/25/2027	67	67
0.965% due 05/25/2036	37	37
0.975% due 10/25/2030	54	55
0.981% due 09/17/2027 - 10/18/2030	113	115
1.025% due 08/25/2031 - 01/25/2033	121	121
1.031% due 11/18/2030	41	41
1.036% due 03/25/2027	145	146
1.075% due 12/25/2021 - 12/25/2030	45	45
1.125% due 04/25/2022 - 12/25/2023	47	47
1.175% due 10/25/2022 - 11/25/2031	105	106
1.225% due 09/25/2022 - 04/25/2032	76	77
1.275% due 05/25/2022	50	51
1.325% due 09/25/2020	14	14
1.355% due 01/25/2022	30	30
1.420% due 03/25/2022	6	6
1.520% due 10/25/2021	9	9
1.525% due 12/25/2023 - 04/25/2032	268	274
1.675% due 04/25/2023 - 10/25/2023	93	94
1.689% due 07/01/2042 - 07/01/2044	708	721
1.725% due 05/25/2022 - 01/25/2024	133	135
1.739% due 09/01/2041	40	40
1.889% due 09/01/2040	6	6
1.893% due 04/25/2023	10	10
1.940% due 07/01/2022 - 11/01/2040	48	51
1.987% due 10/01/2024	13	14
2.039% due 06/01/2033	245	259
2.124% due 04/01/2028	46	47
2.156% due 06/01/2020	1	1
2.188% due 05/01/2034	80	82
2.194% due 08/01/2028	200	209
2.198% due 07/01/2033	242	242
2.200% due 02/01/2035	28	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.203% due 10/01/2034	$297	$310
2.245% due 05/01/2032 - 01/01/2033	182	187
2.250% due 11/01/2036	169	173
2.254% due 02/01/2032	9	10
2.261% due 12/01/2034	32	34
2.275% due 11/01/2022	5	5
2.282% due 06/01/2035	83	87
2.287% due 04/01/2033 - 09/01/2033	154	160
2.290% due 10/01/2032 - 12/01/2032	66	68
2.295% due 09/01/2033	161	166
2.310% due 05/01/2035	57	60
2.318% due 12/01/2035	4	4
2.328% due 12/01/2032	110	113
2.336% due 07/01/2035	241	255
2.340% due 10/01/2032 - 05/01/2034	189	193
2.346% due 11/01/2034	30	32
2.349% due 01/01/2033	9	10
2.370% due 10/01/2035 - 07/01/2036	310	320
2.372% due 11/01/2035	48	50
2.390% due 01/01/2035	8	8
2.391% due 01/01/2019	21	21
2.393% due 03/01/2034	285	297
2.394% due 11/01/2033	284	297
2.397% due 09/01/2034 - 01/01/2035	274	288
2.398% due 06/01/2034	52	52
2.400% due 09/01/2033	95	99
2.403% due 01/01/2034	4	4
2.404% due 11/01/2035	77	78
2.405% due 02/01/2037	45	47
2.409% due 01/01/2033	59	62
2.415% due 01/01/2034	122	125
2.421% due 01/01/2033	18	19
2.422% due 01/01/2037	9	9
2.445% due 04/01/2034 - 04/01/2035	54	57
2.446% due 09/01/2033	88	92
2.450% due 09/01/2033	200	210
2.459% due 01/01/2035	77	81
2.465% due 01/01/2035	47	49
2.469% due 02/01/2035	184	190
2.473% due 02/01/2035	238	239
2.474% due 11/01/2032 - 11/01/2034	248	259
2.482% due 10/01/2034 - 11/01/2035	49	51
2.486% due 12/01/2036	180	190
2.490% due 06/01/2027 - 07/01/2034	313	326
2.491% due 01/01/2036	351	373
2.495% due 07/01/2035	39	41
2.499% due 01/01/2033 - 10/01/2033	292	308
2.500% due 07/01/2035	30	32
2.510% due 11/01/2043	116	119
2.517% due 07/01/2034	160	167
2.520% due 07/01/2033	217	230
2.525% due 05/01/2030 - 09/01/2032	27	27
2.527% due 11/01/2033	383	399
2.528% due 01/01/2034	64	65
2.529% due 02/01/2035	90	95
2.535% due 08/01/2035	147	150
2.539% due 04/01/2037	75	79
2.540% due 11/01/2026	229	237
2.541% due 11/01/2031 - 07/01/2037	140	148
2.545% due 04/01/2034	165	169
2.546% due 01/01/2033	7	7
2.550% due 11/01/2034	60	64
2.553% due 04/01/2034	46	48
2.582% due 01/01/2033	25	26
2.583% due 01/01/2036	5	5
2.587% due 10/01/2033	71	75
2.592% due 02/01/2034	39	40
2.594% due 04/01/2040	421	445

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.600% due 12/01/2036	$18	$19
2.605% due 01/01/2033 - 12/01/2035	217	222
2.610% due 07/01/2033	164	174
2.611% due 12/01/2035	32	34
2.612% due 12/01/2035	35	35
2.615% due 02/01/2035	79	83
2.620% due 05/01/2035	168	173
2.625% due 06/01/2019 - 02/01/2036	626	653
2.635% due 03/01/2036	121	126
2.644% due 03/01/2035	9	10
2.650% due 11/01/2032 - 03/01/2035	158	163
2.652% due 11/01/2033	141	149
2.653% due 02/01/2034	266	283
2.657% due 03/01/2035	268	282
2.660% due 02/01/2034	87	93
2.661% due 09/01/2033	58	62
2.663% due 04/01/2035	35	37
2.670% due 12/01/2035	64	64
2.679% due 02/01/2035	25	26
2.700% due 07/01/2033	12	13
2.703% due 04/01/2033	2	3
2.704% due 03/01/2033	87	87
2.713% due 05/01/2032	81	82
2.714% due 04/01/2035	43	45
2.715% due 09/01/2034	145	148
2.719% due 04/01/2033	15	16
2.720% due 07/01/2019	1	1
2.723% due 07/01/2029 - 07/01/2035	83	88
2.732% due 11/01/2033	266	280
2.736% due 07/01/2037	128	134
2.738% due 03/01/2033	80	85
2.745% due 07/01/2026	247	259
2.747% due 05/01/2033	17	18
2.752% due 11/01/2033	76	81
2.767% due 05/01/2036	98	104
2.775% due 08/01/2033	75	77
2.778% due 09/01/2033	29	31
2.780% due 03/01/2034	21	21
2.782% due 05/01/2033	33	34
2.786% due 02/01/2034	154	162
2.794% due 06/01/2034 - 07/01/2034	383	393
2.808% due 11/01/2034	22	23
2.809% due 04/01/2036	3	3
2.814% due 05/01/2036	254	269
2.815% due 08/01/2033	3	3
2.817% due 01/01/2036	16	17
2.826% due 11/01/2034	28	29
2.827% due 03/01/2033	11	12
2.835% due 12/01/2030 - 09/01/2035	147	155
2.840% due 10/01/2033 - 06/01/2037	170	178
2.850% due 07/01/2034	34	36
2.856% due 05/01/2037	412	428
2.866% due 10/01/2035	41	44
2.868% due 06/01/2035	26	28
2.870% due 04/01/2036	199	204
2.872% due 08/01/2035	238	250
2.874% due 06/01/2030	15	15
2.875% due 09/01/2029 - 04/01/2035	506	525
2.878% due 07/01/2035	3	3
2.884% due 04/01/2033	42	44
2.920% due 07/01/2036	76	77
2.940% due 05/01/2035	107	110
2.946% due 07/01/2035	13	14
2.960% due 04/01/2035	5	5
2.961% due 10/01/2043	11	12
2.972% due 03/01/2035	211	222
2.988% due 08/01/2035 - 09/01/2035	649	689
2.990% due 09/01/2017 - 08/01/2024	8	8
2.999% due 06/01/2030	2	2
3.000% due 02/01/2022 - 07/01/2035	4,799	5,041

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.001% due 08/01/2033	$556	$585
3.009% due 09/01/2036	4	4
3.025% due 04/01/2018 - 08/01/2034	133	136
3.048% due 05/01/2036	227	237
3.060% due 06/01/2036	112	119
3.105% due 12/01/2018	1	1
3.125% due 03/01/2034 - 06/01/2034	211	216
3.140% due 04/01/2035	28	29
3.190% due 08/01/2037	618	645
3.208% due 05/01/2036	92	97
3.215% due 09/01/2018	4	4
3.229% due 07/01/2019	3	3
3.290% due 04/01/2033	248	250
3.291% due 03/01/2030	464	483
3.310% due 02/25/2032	23	24
3.345% due 12/01/2018	2	2
3.381% due 08/25/2042	42	46
3.500% due 04/01/2045 - 04/01/2046	23,505	24,808
3.517% due 09/01/2035	206	218
3.750% due 06/01/2021	10	10
3.882% due 05/01/2036	77	80
4.000% due 08/25/2018	3	3
4.500% due 09/25/2018	10	10
5.240% due 03/01/2038	103	102
5.500% due 08/25/2020	13	14
5.617% due 12/25/2042	159	181
6.000% due 02/25/2017 - 08/25/2044	63	70
6.250% due 05/25/2042	37	42
6.454% due 11/01/2047	377	379
6.500% due 07/25/2021 - 01/25/2044	863	1,021
6.558% due 09/01/2024	465	465
6.700% due 10/01/2047	121	122
7.000% due 02/25/2023 - 02/25/2044	73	78
7.500% due 05/01/2028 - 05/25/2042	48	53
8.000% due 08/25/2022 - 10/01/2026	125	137
9.000% due 03/25/2020 - 01/01/2026	55	58
9.500% due 07/01/2021	6	7
Fannie Mae, TBA
2.500% due 11/01/2031	3,000	3,102
3.000% due 11/01/2031 - 11/01/2046	16,000	16,659
Freddie Mac
0.785% due 08/25/2031	612	600
0.805% due 09/25/2031	349	345
0.824% due 03/15/2036	6	6
0.874% due 02/15/2029 - 03/15/2029	62	62
0.875% due 06/25/2029	104	106
0.924% due 07/15/2026 - 01/15/2033	185	186
0.925% due 05/25/2043	1,290	1,283
0.974% due 03/15/2024 - 08/15/2029	193	194
1.024% due 05/15/2023 - 01/15/2032	213	215
1.074% due 08/15/2029 - 03/15/2032	181	184
1.124% due 08/15/2022 - 12/15/2031	261	265
1.224% due 04/15/2022	12	13
1.689% due 10/25/2044 - 02/25/2045	942	962
1.867% due 07/25/2044	4,285	4,412
1.940% due 02/01/2019 - 01/01/2030	67	69
2.155% due 09/01/2037	384	390
2.285% due 11/01/2024	22	22
2.347% due 12/01/2024	141	144
2.386% due 03/01/2035	54	57
2.389% due 12/01/2035	48	50
2.475% due 08/01/2033	33	35

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.480% due 11/01/2036	$663	$697
2.508% due 12/01/2032	27	29
2.540% due 09/01/2034 - 07/01/2036	331	340
2.549% due 04/01/2036	389	388
2.557% due 10/01/2027	16	17
2.569% due 11/01/2033	61	65
2.580% due 12/01/2036	87	93
2.582% due 09/01/2034	158	162
2.590% due 01/01/2036	80	85
2.599% due 10/01/2034	1	1
2.605% due 11/01/2033 - 09/01/2035	307	321
2.615% due 09/01/2036	236	236
2.618% due 09/01/2035	90	95
2.625% due 11/01/2029 - 02/01/2037	331	345
2.630% due 01/01/2035	80	81
2.643% due 09/01/2034	319	339
2.651% due 11/01/2036	32	34
2.665% due 01/01/2037	56	57
2.698% due 11/01/2036	5	6
2.700% due 07/01/2033 - 01/01/2034	616	653
2.702% due 02/01/2036	9	9
2.704% due 01/01/2030 - 01/01/2035	176	183
2.710% due 02/01/2036	10	11
2.722% due 09/01/2035	68	72
2.725% due 09/01/2030	93	95
2.750% due 04/01/2032	65	69
2.756% due 12/01/2034	16	17
2.773% due 04/01/2032	186	197
2.784% due 01/01/2036	13	14
2.790% due 11/01/2034 - 09/01/2035	415	425
2.802% due 05/01/2035	136	140
2.810% due 07/01/2033	5	5
2.811% due 02/01/2035	72	75
2.812% due 01/01/2037	8	8
2.823% due 05/01/2033	2	2
2.836% due 06/01/2035	5	6
2.840% due 03/01/2036	248	260
2.845% due 08/01/2035	28	29
2.846% due 04/01/2034	8	8
2.860% due 02/01/2036	28	30
2.874% due 10/01/2035	154	163
2.881% due 03/01/2032	131	137
2.883% due 03/01/2036	9	9
2.884% due 04/01/2034	202	213
2.891% due 03/01/2030	76	77
2.905% due 03/01/2036	235	244
2.915% due 08/01/2035	223	228
2.916% due 08/01/2035	7	7
2.920% due 04/01/2036	32	32
2.941% due 09/01/2034	48	51
2.945% due 01/01/2027	211	220
2.946% due 02/01/2036	44	47
2.950% due 05/01/2035	261	277
2.960% due 09/01/2035	22	23
2.972% due 08/01/2035	252	265
2.975% due 07/01/2035	8	8
2.985% due 12/01/2034 - 07/01/2036	21	22
2.990% due 07/01/2035	86	90
3.000% due 03/01/2035	231	235
3.003% due 09/01/2035	19	20
3.004% due 08/01/2023	12	12
3.005% due 02/01/2035	502	537
3.034% due 07/01/2019	1	1
3.036% due 04/01/2035	127	130
3.045% due 09/01/2037	120	127
3.078% due 08/01/2036	55	56
3.116% due 06/01/2035	20	21
3.233% due 03/01/2035	85	90
3.335% due 08/01/2037	244	256
3.357% due 09/01/2030	276	291
3.672% due 04/01/2030	434	462
4.500% due 03/15/2021 - 04/15/2032	308	342

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 05/15/2017 - 10/15/2032	$19	$22
6.000% due 01/15/2029 - 05/01/2035	51	59
6.027% due 07/01/2037	162	163
6.250% due 12/15/2023	7	8
7.000% due 06/01/2017 - 07/15/2027	71	81
8.500% due 11/15/2021	81	91
Freddie Mac, TBA
3.000% due 11/01/2046	15,000	15,556
Ginnie Mae
0.730% due 01/16/2031	11	11
0.882% due 06/20/2032	40	40
0.930% due 02/16/2032	67	67
0.980% due 03/16/2031	32	32
0.982% due 08/20/2066	11,646	11,610
1.030% due 04/16/2030 - 04/16/2032	82	82
1.294% due 07/20/2066	14,829	14,856
1.875% due 07/20/2026 - 09/20/2032	668	696
2.000% due 02/20/2025 - 01/20/2030	852	881
2.125% due 04/20/2033	90	94

Total U.S. Government Agencies (Cost $139,275)		140,969

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Bonds
3.125% due 02/15/2043	4,730	5,528
U.S. Treasury Notes
2.125% due 08/15/2021 (d)(g)	21,400	22,353

Total U.S. Treasury Obligations (Cost $27,907)		27,881

NON-AGENCY MORTGAGE-BACKED SECURITIES 46.0%
Adjustable Rate Mortgage Trust
1.025% due 10/25/2035	15	14
1.265% due 02/25/2035	95	95
3.029% due 03/25/2035	62	60
3.162% due 11/25/2035 ^	320	271
American Home Mortgage Investment Trust
1.105% due 02/25/2045	1,842	1,817
2.920% due 10/25/2034	160	161
3.245% due 02/25/2045	332	333
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	889	889
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	260	263
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	469	468
Banc of America Funding Ltd.
0.785% due 10/03/2039	20	20
Banc of America Funding Trust
2.939% due 11/20/2035 ^	252	224
2.944% due 06/25/2034	789	792
2.991% due 03/20/2035	32	32
2.997% due 05/25/2035	30,834	31,590
Banc of America Mortgage Trust
2.857% due 10/25/2035 ^	111	103
2.882% due 11/25/2034	23	23
2.901% due 01/25/2034	82	81
2.909% due 02/25/2034	809	777
2.975% due 01/25/2035	76	75
3.043% due 11/25/2033	125	125
3.123% due 06/25/2034	57	57
3.161% due 10/25/2033	648	657
3.197% due 04/25/2034	140	140
3.260% due 02/25/2033	161	159
3.262% due 09/25/2033	213	210
3.374% due 05/25/2033	416	420
6.500% due 09/25/2033	236	249
BCAP LLC Trust
0.448% due 06/26/2037	753	744

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	145

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.734% due 02/26/2036	$3,769	$3,621
2.245% due 05/26/2037	775	776
2.251% due 12/26/2036	623	624
2.716% due 11/26/2035	1,367	1,359
2.934% due 02/26/2036	4,371	4,382
3.010% due 10/26/2035	547	548
3.036% due 04/26/2036	2,537	2,549
3.042% due 04/26/2037	1,884	1,855
3.080% due 07/26/2036	310	310
3.166% due 05/20/2035	1,143	1,139
3.180% due 10/26/2035	267	267
4.338% due 07/26/2037	422	422
5.250% due 06/26/2035	1,874	1,913
5.500% due 02/26/2036	482	486
6.500% due 02/26/2036	3,521	3,171
BCRR Trust
5.988% due 08/17/2045	7,281	7,307
Bear Stearns Adjustable Rate Mortgage Trust
2.619% due 02/25/2033	6	6
2.636% due 10/25/2033	1	1
2.797% due 04/25/2033	158	158
2.862% due 10/25/2033	38	37
2.905% due 05/25/2033	1	1
2.927% due 02/25/2033	7	7
2.946% due 02/25/2034	126	125
2.951% due 01/25/2034	190	193
2.986% due 01/25/2035	100	95
3.040% due 10/25/2035	125	126
3.087% due 01/25/2034	596	595
3.103% due 02/25/2034	830	802
3.205% due 01/25/2035	86	84
3.290% due 10/25/2034	19	19
3.489% due 07/25/2034	70	70
Bear Stearns ALT-A Trust
0.685% due 02/25/2034	606	536
0.865% due 08/25/2036	12	10
3.086% due 11/25/2036 ^	508	375
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	2,549	2,570
Chase Mortgage Finance Trust
2.677% due 12/25/2035 ^	133	123
2.720% due 12/25/2035 ^	90	83
3.023% due 02/25/2037	1,478	1,369
Citigroup Mortgage Loan Trust, Inc.
1.324% due 08/25/2035 ^	500	386
1.850% due 08/25/2034	6	6
2.430% due 09/25/2035	246	253
2.740% due 11/25/2035	516	493
2.910% due 03/25/2034	60	59
3.040% due 05/25/2035	193	190
COBALT Commercial Mortgage Trust
5.477% due 04/15/2047	1,640	1,658
Countrywide Alternative Loan Trust
0.725% due 06/25/2037	1,890	1,627
1.824% due 08/25/2035	3,481	3,076
3.137% due 06/25/2037	1,507	245
3.207% due 10/25/2035 ^	110	94
Countrywide Home Loan Mortgage Pass-Through Trust
0.875% due 08/25/2035 ^	208	125
2.602% due 02/20/2036 ^	51	46
2.725% due 11/25/2034	3,298	3,143
2.904% due 12/25/2033	140	140
2.911% due 06/20/2035	279	262
3.021% due 08/25/2034 ^	1,255	1,097
3.200% due 11/19/2033	63	62
3.241% due 11/19/2033	23	22
3.366% due 08/25/2033	116	110
5.500% due 11/25/2035 ^	293	266
Credit Suisse First Boston Mortgage Securities Corp.
2.428% due 07/25/2033	418	404
2.678% due 07/25/2033	345	342
2.873% due 01/25/2034	992	980
2.876% due 10/25/2033	609	609
3.037% due 11/25/2032	19	18
Credit Suisse Mortgage Capital Certificates
4.338% due 07/26/2037	6,360	6,350
5.695% due 09/15/2040	168	170

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	$64	$64
5.250% due 06/25/2035	278	281
Deutsche Mortgage & Asset Receiving Corp.
1.624% due 07/27/2045	5,637	5,637
First Horizon Alternative Mortgage Securities Trust
2.708% due 08/25/2034	517	488
2.793% due 07/25/2035	226	177
First Horizon Mortgage Pass-Through Trust
0.795% due 02/25/2035	104	94
1.229% due 02/25/2035	570	529
2.704% due 02/25/2034	351	349
2.935% due 04/25/2035	558	560
First Republic Bank Mortgage Pass-Through Certificates
1.005% due 06/25/2030	183	182
First Republic Mortgage Loan Trust
1.324% due 11/15/2032	272	257
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	4,486	4,527
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	401	408
GMAC Mortgage Corp. Loan Trust
3.164% due 11/19/2035	296	277
GS Mortgage Securities Trust
2.274% due 07/15/2031	10,000	9,899
5.988% due 08/10/2045	6,960	7,073
GSR Mortgage Loan Trust
0.715% due 08/25/2046	287	282
0.875% due 01/25/2034	384	372
2.220% due 03/25/2033	17	17
2.680% due 06/25/2034	20	19
2.685% due 06/25/2034	156	152
2.917% due 09/25/2035	14,286	14,565
3.097% due 05/25/2035	169	159
3.130% due 08/25/2034	129	125
3.226% due 09/25/2034	6,388	6,129
6.000% due 03/25/2032	8	8
HarborView Mortgage Loan Trust
0.721% due 02/19/2046	1,143	879
0.751% due 05/19/2035	72	60
Hilton USA Trust
1.523% due 11/05/2030	1,115	1,115
2.023% due 11/05/2030	317	317
2.423% due 11/05/2030	562	562
Impac CMB Trust
1.165% due 08/25/2035	2,126	1,880
IndyMac Adjustable Rate Mortgage Trust
2.130% due 01/25/2032	50	49
IndyMac Mortgage Loan Trust
0.715% due 09/25/2046	603	502
1.305% due 05/25/2034	100	95
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	18	12
JPMorgan Chase Commercial Mortgage Securities Corp.
2.713% due 08/15/2049	2,480	2,549
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047	3,246	3,263
JPMorgan Mortgage Trust
2.503% due 11/25/2033	26	25
2.716% due 11/25/2035	348	327
2.869% due 11/25/2033	53	54
2.920% due 07/25/2035	47	46
2.947% due 07/25/2035	709	650
3.032% due 09/25/2034	2	2
3.051% due 04/25/2035	453	456
3.119% due 07/25/2035	721	720
3.197% due 10/25/2035	553	517
MASTR Adjustable Rate Mortgages Trust
2.574% due 12/25/2033	146	142
2.618% due 02/25/2034	344	335
2.932% due 01/25/2034	39	38
2.962% due 01/25/2036	230	227
3.009% due 08/25/2034	2,452	2,430

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.028% due 09/25/2033	$764	$764
3.044% due 11/21/2034	179	184
3.332% due 08/25/2034	677	673
3.427% due 07/25/2034	1,552	1,474
MASTR Asset Securitization Trust
5.500% due 09/25/2033	511	536
Merrill Lynch Mortgage Investors Trust
1.145% due 08/25/2028	122	117
1.185% due 06/25/2028	267	256
2.049% due 03/25/2028	420	395
2.652% due 02/25/2035	230	231
2.661% due 04/25/2035	968	942
2.863% due 09/25/2033	21	21
3.032% due 02/25/2034	76	73
Morgan Stanley Bank of America Merrill Lynch Trust
3.372% due 10/15/2048	10,000	10,748
Morgan Stanley Capital Trust
5.447% due 02/12/2044	5,194	5,202
Morgan Stanley Mortgage Loan Trust
0.845% due 01/25/2035	1,398	1,299
2.875% due 02/25/2034	7	7
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	21,899	22,170
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.033% due 10/25/2035	66	62
3.551% due 05/25/2035	84	84
Prime Mortgage Trust
0.925% due 02/25/2034	58	55
5.000% due 08/25/2034	45	45
6.000% due 02/25/2034	24	25
Provident Funding Mortgage Loan Trust
2.846% due 05/25/2035	45	45
RBSSP Resecuritization Trust
0.808% due 03/26/2037	203	200
0.818% due 08/26/2045	395	371
Residential Accredit Loans, Inc. Trust
3.442% due 04/25/2035 ^	1	0
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	51	52
7.500% due 12/25/2031	522	525
Residential Asset Securitization Trust
3.750% due 10/25/2018	2	2
5.250% due 04/25/2034	163	166
Residential Funding Mortgage Securities, Inc. Trust
3.913% due 02/25/2036 ^	243	223
6.500% due 03/25/2032	19	20
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049	143	143
6.068% due 09/17/2039	9,333	9,419
Sequoia Mortgage Trust
1.292% due 04/20/2033	63	60
1.332% due 10/20/2027	232	227
1.401% due 05/20/2034	1,606	1,539
1.460% due 03/20/2035	595	538
2.387% due 07/20/2034	51	50
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	3,105
Structured Adjustable Rate Mortgage Loan Trust
0.765% due 03/25/2035	155	130
0.825% due 09/25/2034	233	103
0.965% due 08/25/2035	1,042	980
2.981% due 09/25/2034	362	358
3.099% due 08/25/2034	1,132	1,108
3.501% due 08/25/2034	2,069	2,014
Structured Asset Mortgage Investments Trust
1.211% due 11/19/2033	78	74
1.211% due 05/19/2035	358	351
1.231% due 12/19/2034	5,370	5,185
1.231% due 02/19/2035	5,108	4,912
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.411% due 05/25/2032	5	5
2.788% due 09/25/2033	106	105
2.818% due 06/25/2033	3,262	3,192
2.917% due 03/25/2033	396	389
2.950% due 11/25/2033	100	98

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.958% due 07/25/2032	$14	$13
Waldorf Astoria Boca Raton Trust
2.558% due 06/15/2029	1,800	1,800
WaMu Mortgage Pass-Through Certificates Trust
0.745% due 08/25/2046 ^	218	28
0.785% due 11/25/2045	7,950	7,473
0.795% due 12/25/2045	3,954	3,740
0.815% due 07/25/2045	10,716	10,254
0.815% due 10/25/2045	4,978	4,742
0.815% due 12/25/2045	4,111	3,797
1.325% due 01/25/2045	1,923	1,781
1.507% due 08/25/2046	108	93
1.707% due 11/25/2042	216	201
1.864% due 08/25/2042	21	20
2.193% due 08/25/2046	2,521	2,328
2.193% due 09/25/2046	6,141	5,826
2.669% due 10/25/2033	429	438
2.695% due 08/25/2033	1,092	876
2.721% due 10/25/2035 ^	979	181
2.732% due 09/25/2035	805	784
Washington Mutual Mortgage Pass-Through Certificates Trust
2.145% due 02/25/2031	1	1
2.552% due 11/25/2030	194	194
2.645% due 02/25/2033	28	28
2.725% due 02/25/2033	38	38
2.773% due 06/25/2033	42	42
7.000% due 03/25/2034	82	90
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	3,000	3,091
Wells Fargo Mortgage-Backed Securities Trust
1.025% due 07/25/2037 ^	312	266
2.678% due 12/25/2033	81	81
2.733% due 01/25/2034	125	127
2.810% due 12/25/2033	161	162
2.956% due 06/25/2035	98	102
2.958% due 10/25/2033	36	37
2.995% due 04/25/2035	265	265
2.998% due 06/25/2035	71	73
3.001% due 04/25/2036 ^	19	19
3.005% due 12/25/2034	772	772
3.008% due 08/25/2035	40	40
3.013% due 06/25/2034	62	62
3.030% due 09/25/2034	204	210
3.030% due 10/25/2035	101	98
3.047% due 08/25/2033	374	384
3.084% due 05/25/2034	16	16
6.000% due 09/25/2036 ^	62	60
Wells Fargo Re-REMIC Trust
5.888% due 05/16/2017	9,000	9,061

Total Non-Agency Mortgage-Backed Securities (Cost $313,868)		311,824

ASSET-BACKED SECURITIES 26.4%
Accredited Mortgage Loan Trust
1.285% due 01/25/2034	186	155
1.394% due 01/25/2035	1,471	1,376
ACE Securities Corp. Home Equity Loan Trust
0.725% due 02/25/2036	7,232	7,212
3.150% due 06/25/2033 ^	756	749
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.874% due 02/25/2033	942	903
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.559% due 01/25/2034	462	436
1.574% due 12/25/2033	4,821	4,410
Asset-Backed Funding Certificates Trust
1.145% due 04/25/2034	6,182	6,122
B2R Mortgage Trust
2.567% due 06/15/2049	3,699	3,720
Bear Stearns Asset-Backed Securities Trust
0.935% due 12/25/2035	645	639
1.525% due 11/25/2042	247	232
2.474% due 10/25/2036	2,160	1,768

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Second Lien Trust
1.725% due 12/25/2036	$21,100	$20,179
Carrington Mortgage Loan Trust
0.705% due 02/25/2036	111	109
Citigroup Mortgage Loan Trust, Inc.
0.955% due 07/25/2035	300	300
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	67	67
Conseco Financial Corp.
6.240% due 12/01/2028	173	181
Countrywide Asset-Backed Certificates Trust
0.985% due 09/25/2034	190	188
1.065% due 12/25/2034	3,404	3,256
Credit Suisse First Boston Mortgage Securities Corp.
1.225% due 07/25/2032	1	1
2.175% due 05/25/2043	1,471	1,416
Credit-Based Asset Servicing and Securitization LLC
4.881% due 05/25/2035	765	774
EFS Volunteer LLC
1.405% due 07/26/2027	884	885
EquiFirst Mortgage Loan Trust
1.655% due 09/25/2033	154	149
FBR Securitization Trust
1.265% due 11/25/2035	5,378	5,343
Fremont Home Loan Trust
1.545% due 06/25/2035	590	578
GSAMP Trust
1.375% due 01/25/2045	1,078	1,009
GSRPM Mortgage Loan Trust
1.035% due 03/25/2035	4,009	3,969
Home Equity Asset Trust
1.125% due 11/25/2032	8	7
Home Equity Mortgage Trust
5.821% due 04/25/2035	468	476
HSI Asset Securitization Corp. Trust
0.575% due 10/25/2036	9	5
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.975% due 08/25/2035	75	75
1.045% due 10/25/2035	1,600	1,033
6.372% due 05/25/2033	850	844
JPMorgan Mortgage Acquisition Corp.
0.955% due 12/25/2035	16,793	16,598
Lehman XS Trust
0.675% due 04/25/2037 ^	3,418	2,683
Long Beach Mortgage Loan Trust
1.085% due 10/25/2034	736	691
1.225% due 03/25/2032	30	29
1.230% due 08/25/2035	706	703
1.350% due 06/25/2035	6,561	6,529
1.380% due 07/25/2034	469	453
Merrill Lynch Mortgage Investors Trust
0.885% due 09/25/2036	34	34
1.545% due 07/25/2035	2,752	2,716
Morgan Stanley ABS Capital, Inc. Trust
0.985% due 06/25/2034	19	19
1.725% due 06/25/2033	1,765	1,723
Morgan Stanley Dean Witter Capital, Inc. Trust
1.875% due 02/25/2033	208	200
Morgan Stanley Structured Trust
0.605% due 06/25/2037	377	377
National Collegiate Student Loan Trust
0.765% due 11/27/2028	5,401	5,355
0.795% due 03/26/2029	15,000	14,294
0.805% due 04/25/2029	1,344	1,334
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Navient Student Loan Trust
1.375% due 06/25/2065	1,900	1,911
Nelnet Student Loan Trust
0.835% due 04/25/2031	2,000	1,961
New Century Home Equity Loan Trust
1.015% due 07/25/2035	533	526

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NovaStar Mortgage Funding Trust
0.895% due 01/25/2036	$976	$972
Option One Mortgage Loan Trust Asset-Backed Certificates
1.165% due 07/25/2033	198	186
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.560% due 02/25/2035	1,500	1,487
Renaissance Home Equity Loan Trust
1.225% due 08/25/2032	10	9
1.625% due 09/25/2037	4,195	2,305
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,387	1,124
Residential Asset Securities Corp. Trust
1.005% due 08/25/2035	2,000	1,961
5.120% due 12/25/2033	466	429
SLC Student Loan Trust
0.960% due 03/15/2027	13,818	13,677
1.700% due 11/25/2042	941	946
SLM Private Credit Student Loan Trust
1.030% due 03/15/2024	1,112	1,107
SLM Private Education Loan Trust
3.774% due 05/16/2044	1,558	1,628
SLM Student Loan Trust
1.095% due 01/27/2025	5,020	5,017
Soundview Home Loan Trust
1.825% due 11/25/2033	118	117
Specialty Underwriting & Residential Finance Trust
1.205% due 01/25/2034	323	303
Spirit Master Funding LLC
5.370% due 07/20/2040	10,000	10,412
5.760% due 03/20/2042	9,681	10,104
Trapeza CDO Ltd.
1.557% due 11/16/2034	1,000	835
Truman Capital Mortgage Loan Trust
1.275% due 12/25/2032	76	76

Total Asset-Backed Securities (Cost $181,820)		179,397

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (c) 0.1%
		900

U.S. TREASURY BILLS 0.2%
0.476% due 03/02/2017 - 03/09/2017 (a)(b)(g)	1,530	1,528

Total Short-Term Instruments (Cost $2,427)		2,428

Total Investments in Securities (Cost $680,040)		676,498

	SHARES
INVESTMENTS IN AFFILIATES 5.6%

SHORT-TERM INSTRUMENTS 5.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	3,868,496	38,244

Total Short-Term Instruments (Cost $38,246)		38,244

Total Investments in Affiliates (Cost $38,246)		38,244

Total Investments 105.3% (Cost $718,286)		$714,742

Financial Derivative Instruments (e)(f) (0.1)% (Cost or Premiums, net $(2,522))		(902)

Other Assets and Liabilities, net (5.2)%		(35,256)

Net Assets 100.0%		$678,584

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	147

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$900	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(918)	$900	$900

Total Repurchase Agreements						$(918)	$900	$900

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.800%	09/13/2016	10/13/2016	$(5,952)	$(5,954)

Total Sale-Buyback Transactions					$(5,954)

(3)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(586) at a weighted average interest rate of 0.800%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(d)	Securities with an aggregate market value of $5,954 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
SSB	$900	$0	$0	$900	$(918)	$(18)

Master Securities Forward Transaction Agreement
GSC	0	0	(5,954)	(5,954)	5,954	0

Total Borrowings and Other Financing Transactions	$900	$0	$(5,954)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(5,954)	$0	$0	$(5,954)

Total Borrowings	$0	$(5,954)	$0	$0	$(5,954)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(5,954)

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$900	$(31)	$(27)	$1	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	28,200	(1,173)	(1,241)	35	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	26,300	(618)	174	142	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	7,600	(1,750)	(2,165)	139	0

					$(3,572)	$(3,259)	$317	$0

Total Swap Agreements					$(3,572)	$(3,259)	$317	$0

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

Cash of $3,171 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$317	$317	$0	$0	$0	$0

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (3)
							Asset	Liability
BOA	CDX.IG-7 10-Year Index 15-30%	0.145%	12/20/2016	$25,000	$0	$5	$5	$0
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	22,996	(428)	249	0	(179)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	23,000	(661)	291	0	(370)
DUB	CDX.IG-7 10-Year Index 15-30%	0.157	12/20/2016	25,000	0	6	6	0
FBF	CMBX.NA.AAA.6 Index	0.500	05/11/2063	4,399	(74)	40	0	(34)
GST	CDX.IG-7 10-Year Index 15-30%	0.153	12/20/2016	25,000	0	6	6	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	600	(29)	19	0	(10)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	9,900	(576)	336	0	(240)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	100	(4)	0	0	(4)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	9,998	(193)	115	0	(78)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	20,000	(557)	236	0	(321)

					$(2,522)	$1,303	$17	$(1,236)

Total Swap Agreements					$(2,522)	$1,303	$17	$(1,236)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	149

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(g)	Securities with an aggregate market value of $1,532 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (4)
BOA	$0	$0	$5	$5	$0	$0	$(549)	$(549)	$(544)	$608	$64
DUB	0	0	6	6	0	0	0	0	6	0	6
FBF	0	0	0	0	0	0	(34)	(34)	(34)	144	110
GST	0	0	6	6	0	0	(254)	(254)	(248)	334	86
MYC	0	0	0	0	0	0	(399)	(399)	(399)	316	(83)

Total Over the Counter	$0	$0	$17	$17	$0	$0	$(1,236)	$(1,236)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$317	$317

Over the counter
Swap Agreements	$0	$17	$0	$0	$0	$17

	$0	$17	$0	$0	$317	$334

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$1,236	$0	$0	$0	$1,236

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(577)	$(577)

Over the counter
Swap Agreements	$0	$292	$0	$0	$0	$292

	$0	$292	$0	$0	$(577)	$(285)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$169	$169

Over the counter
Swap Agreements	$0	$1,309	$0	$0	$0	$1,309

	$0	$1,309	$0	$0	$169	$1,478

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,453	$0	$7,453
Industrials	0	905	5,641	6,546
U.S. Government Agencies	0	140,969	0	140,969
U.S. Treasury Obligations	0	27,881	0	27,881
Non-Agency Mortgage-Backed Securities	0	311,824	0	311,824
Asset-Backed Securities	0	169,293	10,104	179,397
Short-Term Instruments
Repurchase Agreements	0	900	0	900
U.S. Treasury Bills	0	1,528	0	1,528

	$0	$660,753	$15,745	$676,498

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$38,244	$0	$0	$38,244

Total Investments	$38,244	$660,753	$15,745	$714,742

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$317	$0	$317
Over the counter	0	17	0	17

	$0	$334	$0	$334

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,236)	$0	$(1,236)

Totals	$38,244	$659,851	$15,745	$713,840

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$0	$0	$0	$0	$0	$5,641	$0	$5,641	$14
Asset-Backed Securities	10,340	0	0	(9)	0	81	10,104	(10,412)	10,104	32

Totals	$10,340	$0	$0	$(9)	$0	$81	$15,745	$(10,412)	$15,745	$46

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$5,641	Third Party Vendor	Broker Quote	107.25
Asset-Backed Securities	10,104	Third Party Vendor	Broker Quote	104.38

Total	$15,745

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	151

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.4%

CORPORATE BONDS & NOTES 35.6%

BANKING & FINANCE 25.0%
ABN AMRO Bank NV
1.543% due 10/28/2016	$4,200	$4,202
4.250% due 02/02/2017	1,000	1,010
American Express Bank FSB
6.000% due 09/13/2017	1,600	1,669
American Honda Finance Corp.
1.157% due 10/07/2016	3,040	3,040
2.125% due 02/28/2017	500	502
Bank Nederlandse Gemeenten NV
0.743% due 07/14/2017	43,306	43,319
0.875% due 02/21/2017	15,000	15,003
5.250% due 01/31/2017	5,176	5,249
Bank of America Corp.
1.350% due 11/21/2016	1,751	1,752
3.875% due 03/22/2017	7,590	7,679
5.625% due 10/14/2016	6,650	6,658
6.400% due 08/28/2017	8,700	9,079
Bank of America N.A.
1.208% due 05/08/2017	10,300	10,312
1.285% due 06/05/2017	14,900	14,927
1.287% due 11/14/2016	1,100	1,101
1.287% due 02/14/2017	1,000	1,001
5.300% due 03/15/2017	6,462	6,576
Bank of Nova Scotia
1.250% due 04/11/2017	4,000	4,001
1.950% due 01/30/2017	4,200	4,214
Bank of Scotland PLC
5.250% due 02/21/2017	5,643	5,737
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	1,300	1,305
Banque Federative du Credit Mutuel S.A.
1.593% due 10/28/2016	4,750	4,752
Barclays Bank PLC
1.384% due 02/17/2017	3,500	3,501
Bayer U.S. Finance LLC
0.907% due 10/07/2016	9,200	9,200
Bear Stearns Cos. LLC
1.201% due 11/21/2016	15,293	15,295
6.400% due 10/02/2017	20,650	21,632
BNP Paribas S.A.
1.248% due 05/07/2017	2,000	2,002
BPCE S.A.
1.371% due 11/18/2016	6,400	6,404
1.473% due 06/23/2017	2,000	2,004
1.487% due 06/17/2017	50,500	50,573
1.657% due 02/10/2017	3,560	3,566
Caisse Centrale Desjardins
1.600% due 03/06/2017	1,500	1,504
Citigroup, Inc.
1.277% due 05/01/2017	21,400	21,415
1.385% due 03/10/2017	8,900	8,908
1.525% due 11/24/2017	600	602
1.800% due 02/05/2018	8,000	8,023
2.517% due 05/15/2018	950	965
Cooperatieve Rabobank UA
3.375% due 01/19/2017	12,500	12,585
Credit Agricole S.A.
1.390% due 06/12/2017	4,500	4,507
1.419% due 06/02/2017	24,050	24,099
3.000% due 10/01/2017	5,000	5,077
Credit Suisse AG
1.375% due 05/26/2017	22,200	22,178
DBS Bank Ltd.
2.350% due 02/28/2017	1,900	1,915
Erste Abwicklungsanstalt
1.000% due 02/27/2017	3,600	3,601
FMS Wertmanagement AoeR
1.125% due 10/14/2016	17,000	17,001
Ford Motor Credit Co. LLC
1.238% due 11/08/2016	700	700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.361% due 09/08/2017	$39,620	$39,639
1.405% due 12/06/2017	735	733
1.459% due 01/17/2017	6,900	6,906
1.483% due 03/27/2017	2,800	2,802
1.500% due 01/17/2017	4,835	4,844
3.000% due 06/12/2017	4,300	4,346
4.250% due 02/03/2017	1,400	1,414
6.625% due 08/15/2017	8,145	8,502
8.000% due 12/15/2016	2,000	2,028
General Motors Financial Co., Inc.
2.625% due 07/10/2017	11,800	11,896
4.750% due 08/15/2017	16,750	17,207
Goldman Sachs Group, Inc.
1.460% due 06/04/2017	20,400	20,432
1.481% due 05/22/2017	30,858	30,914
1.650% due 12/15/2017	7,900	7,926
HSBC Bank USA N.A.
6.000% due 08/09/2017	12,442	12,915
HSBC USA, Inc.
1.163% due 06/23/2017	3,000	2,997
1.285% due 03/03/2017	2,700	2,700
1.700% due 03/05/2018	8,100	8,118
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017	2,100	2,111
ING Bank NV
3.750% due 03/07/2017	21,150	21,370
Inter-American Development Bank
0.835% due 12/12/2016	12,000	12,002
International Bank for Reconstruction & Development
0.800% due 10/13/2017	11,500	11,500
Jackson National Life Global Funding
1.250% due 02/21/2017	1,800	1,801
JPMorgan Chase & Co.
1.251% due 11/18/2016	6,800	6,804
1.265% due 04/25/2018	5,000	5,002
1.337% due 02/15/2017	23,300	23,334
JPMorgan Chase Bank N.A.
1.259% due 06/02/2017	6,300	6,303
KEB Hana Bank
1.917% due 11/09/2016	3,200	3,202
4.000% due 11/03/2016	12,000	12,030
Macquarie Bank Ltd.
1.325% due 02/26/2017	2,850	2,849
1.364% due 10/27/2017	500	500
1.647% due 03/24/2017	13,900	13,892
1.650% due 03/24/2017	3,000	3,004
5.000% due 02/22/2017	15,230	15,439
Macquarie Group Ltd.
1.759% due 01/31/2017	9,220	9,237
Metropolitan Life Global Funding
1.045% due 04/10/2017	4,400	4,406
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017	4,000	4,006
Mizuho Bank Ltd.
1.307% due 09/25/2017	8,480	8,489
Morgan Stanley
1.129% due 10/18/2016	1,250	1,250
5.450% due 01/09/2017	5,700	5,763
5.750% due 10/18/2016	9,275	9,291
6.250% due 08/28/2017	6,500	6,772
MUFG Union Bank N.A.
1.178% due 05/05/2017	3,400	3,403
Murray Street Investment Trust
4.647% due 03/09/2017	6,900	6,987
National Australia Bank Ltd.
1.227% due 03/17/2017	1,000	1,000
National Bank of Canada
2.200% due 10/19/2016	13,700	13,707
Nederlandse Waterschapsbank NV
0.789% due 10/13/2017	8,000	8,007
1.047% due 02/14/2018	18,055	18,097
Nordea Bank AB
3.125% due 03/20/2017	500	505
NRW Bank
0.919% due 10/16/2017	5,000	5,009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 05/22/2017	$3,000	$3,003
PACCAR Financial Corp.
1.025% due 06/06/2017	1,000	1,001
1.400% due 11/17/2017	2,600	2,608
PNC Bank N.A.
1.150% due 11/01/2016	5,000	5,000
1.500% due 10/18/2017	5,000	5,009
Pricoa Global Funding
1.150% due 11/25/2016	4,000	4,002
Protective Life Global Funding
1.391% due 06/08/2018	8,000	8,018
Shinhan Bank
1.311% due 04/08/2017	7,300	7,305
Sumitomo Mitsui Banking Corp.
0.985% due 07/11/2017	4,650	4,650
1.095% due 01/10/2017	12,600	12,609
1.350% due 07/11/2017	13,750	13,750
1.800% due 07/18/2017	3,800	3,815
Suncorp-Metway Ltd.
1.553% due 03/28/2017	2,300	2,304
1.700% due 03/28/2017	3,500	3,508
Svensk Exportkredit AB
0.943% due 09/28/2017	5,170	5,173
1.025% due 06/12/2017	2,000	2,002
1.167% due 11/09/2017	4,000	4,015
Toronto-Dominion Bank
1.500% due 03/13/2017	16,500	16,535
UBS AG
1.197% due 08/14/2017	2,500	2,500
1.375% due 06/01/2017	2,000	2,001
1.402% due 06/01/2017	11,000	11,013
Wachovia Corp.
1.050% due 10/15/2016	15,310	15,313
1.120% due 06/15/2017	1,300	1,300
Wells Fargo & Co.
1.400% due 09/08/2017	11,000	10,998
Wells Fargo Bank N.A.
1.110% due 06/15/2017	2,000	2,000
1.383% due 09/07/2017	14,450	14,495

		997,663

INDUSTRIALS 7.1%
Actavis Funding SCS
1.300% due 06/15/2017	2,000	1,999
1.850% due 03/01/2017	3,200	3,208
1.925% due 03/12/2018	16,400	16,533
Amgen, Inc.
2.125% due 05/15/2017	3,500	3,521
2.500% due 11/15/2016	10,324	10,339
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/2017	1,500	1,504
Anthem, Inc.
2.375% due 02/15/2017	1,000	1,004
Becton Dickinson and Co.
1.750% due 11/08/2016	2,000	2,001
BMW U.S. Capital LLC
1.179% due 06/02/2017	42,600	42,652
Chevron Corp.
1.152% due 11/09/2017	4,000	4,013
1.318% due 05/16/2018	20,000	20,094
1.344% due 11/09/2017	3,500	3,507
Daimler Finance North America LLC
1.097% due 08/01/2017	9,150	9,151
1.195% due 03/10/2017	8,200	8,206
1.375% due 08/01/2017	13,160	13,168
2.400% due 04/10/2017	3,000	3,016
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	1,950	1,958
ERAC USA Finance LLC
2.750% due 03/15/2017	1,935	1,948
6.200% due 11/01/2016	1,000	1,004
General Electric Co.
1.086% due 12/29/2016	3,000	3,001

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hutchison Whampoa International Ltd.
3.500% due 01/13/2017	$6,000	$6,040
Hyundai Capital America
1.450% due 02/06/2017	3,000	3,003
4.000% due 06/08/2017	1,500	1,526
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	12,200	12,377
Kroger Co.
1.209% due 10/17/2016	2,000	2,000
Mylan, Inc.
1.350% due 11/29/2016	450	450
NBCUniversal Enterprise, Inc.
1.365% due 04/15/2018	21,998	22,155
Nissan Motor Acceptance Corp.
1.385% due 03/03/2017	4,543	4,552
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	3,000	3,002
Philip Morris International, Inc.
1.250% due 08/11/2017	1,000	1,001
1.625% due 03/20/2017	2,000	2,008
Phillips 66
2.950% due 05/01/2017	4,200	4,238
SABMiller Holdings, Inc.
2.450% due 01/15/2017	10,075	10,106
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	3,000	3,004
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017	975	977
UnitedHealth Group, Inc.
1.129% due 01/17/2017	11,200	11,211
Volkswagen Group of America Finance LLC
1.091% due 11/22/2016	7,000	7,000
1.250% due 05/23/2017	1,000	997
Volkswagen International Finance NV
1.241% due 11/18/2016	28,000	28,009
2.375% due 03/22/2017	2,500	2,512
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017	3,000	3,002

		280,997

UTILITIES 3.5%
AT&T, Inc.
1.258% due 03/30/2017	16,200	16,219
BP Capital Markets PLC
1.157% due 02/10/2017	3,090	3,090
1.208% due 11/07/2016	24,380	24,389
1.242% due 02/13/2018	22,640	22,674
1.846% due 05/05/2017	3,280	3,294
2.248% due 11/01/2016	10,505	10,514
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	7,185	7,194
Duke Energy Corp.
1.226% due 04/03/2017	1,000	1,001
Electricite de France S.A.
1.156% due 01/20/2017	20,740	20,755
Entergy Corp.
4.700% due 01/15/2017	500	503
Shell International Finance BV
1.027% due 11/15/2016	5,000	5,002
1.127% due 05/10/2017	16,200	16,221
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,000	2,022
Verizon Communications, Inc.
1.234% due 06/09/2017	7,600	7,612

		140,490

Total Corporate Bonds & Notes (Cost $1,418,546)		1,419,150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
0.807% due 12/20/2017	$111,000	$111,049
Federal Farm Credit Bank
0.475% due 11/13/2017	4,500	4,499
0.490% due 03/22/2017	2,750	2,750
0.730% due 09/14/2017	7,500	7,513

Total U.S. Government Agencies (Cost $125,744)		125,811

ASSET-BACKED SECURITIES 1.4%
Ally Auto Receivables Trust
0.600% due 06/15/2017	3,014	3,013
American Express Credit Account Master Trust
0.814% due 01/15/2020	3,000	3,003
Dell Equipment Finance Trust
0.850% due 07/24/2017	25,802	25,803
GM Financial Automobile Leasing Trust
0.640% due 05/22/2017	1,217	1,217
Honda Auto Receivables Owner Trust
0.620% due 06/15/2017	5,241	5,238
Mercedes-Benz Auto Receivables Trust
0.750% due 09/15/2017	10,000	9,999
Nissan Auto Lease Trust
0.620% due 06/15/2017	4,000	4,000
Santander Drive Auto Receivables Trust
0.750% due 05/15/2017	2,798	2,798

Total Asset-Backed Securities (Cost $55,072)		55,071

SOVEREIGN ISSUES 1.5%
Development Bank of Japan, Inc.
1.625% due 10/05/2016	6,700	6,704
Kommunalbanken A/S
0.882% due 10/31/2016	30,000	30,007
State of North Rhine-Westphalia
1.043% due 04/28/2017	10,000	10,013
1.079% due 05/03/2017	12,000	12,018

Total Sovereign Issues (Cost $58,733)		58,742

SHORT-TERM INSTRUMENTS 58.8%

CERTIFICATES OF DEPOSIT 1.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.431% due 08/17/2017	1,500	1,503
Credit Suisse AG
1.400% due 05/03/2017	37,500	37,531

		39,034

COMMERCIAL PAPER 7.1%
AutoNation, Inc.
1.300% due 10/04/2016	23,500	23,498
1.300% due 10/06/2016	7,200	7,199
1.300% due 10/07/2016	5,200	5,199
1.300% due 10/20/2016	14,700	14,692
Coca-Cola Co.
0.870% due 01/05/2017	15,500	15,474
0.870% due 01/06/2017	9,000	8,984
0.870% due 01/10/2017	6,500	6,488
Deutsche Telekom AG
1.016% due 10/11/2016	5,000	4,999
Electricite de France S.A.
1.060% due 11/03/2016	35,000	34,975
1.510% due 01/09/2017	9,500	9,472
Hitachi Capital America Corp.
1.030% due 10/13/2016	4,000	3,999
NiSource Finance Corp.
1.050% due 10/03/2016	15,000	14,999
1.100% due 10/12/2016	12,500	12,497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Schlumberger Holdings
1.050% due 10/06/2016	$16,000	$15,998
1.070% due 10/13/2016	8,000	7,998
1.080% due 10/11/2016	3,000	2,999
Sempra Energy Holdings
0.960% due 10/17/2016	13,000	12,995
Thermo Fisher Scientific, Inc.
1.550% due 10/14/2016	30,000	29,991
Thomson Reuters Corp.
1.050% due 10/06/2016	3,400	3,400
1.070% due 10/17/2016	10,000	9,997
1.070% due 10/26/2016	15,000	14,992
1.120% due 10/14/2016	25,000	24,993

		285,838

REPURCHASE AGREEMENTS (a) 49.9%
		1,989,700

SHORT-TERM NOTES 0.8%
Capital Auto Receivables Asset Trust
0.750% due 07/20/2017	12,731	12,731
CarMax Auto Owner Trust
0.650% due 04/17/2017	6,468	6,467
Chrysler Capital Auto Receivables Trust
0.680% due 04/17/2017	1,346	1,346
Ford Credit Auto Lease Trust
0.670% due 03/15/2017	624	624
Nissan Auto Lease Trust
0.750% due 09/15/2017	10,000	9,999

		31,167

Total Short-Term Instruments (Cost $2,345,668)		2,345,739

Total Investments in Securities (Cost $4,003,763)		4,004,513

Total Investments 100.4% (Cost $4,003,763)		$4,004,513

Other Assets and Liabilities, net (0.4)%		(14,652)

Net Assets 100.0%		$3,989,861

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	153

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

September 30, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.950%	09/30/2016	10/03/2016	$2,500	U.S. Treasury Notes 2.750% due 02/15/2024	$(2,543)	$2,500	$2,500
DEU	0.450	09/30/2016	10/03/2016	100	U.S. Treasury Bonds 3.125% due 02/15/2043	(103)	100	100
IND	1.300	09/30/2016	10/03/2016	313,500	U.S. Treasury Notes 1.375% due 01/31/2020	(319,359)	313,500	313,534
JPS	0.750	09/28/2016	10/05/2016	100,000	U.S. Treasury Notes 1.500% due 10/31/2019	(102,132)	100,000	100,010
MBC	0.840	09/29/2016	10/06/2016	450,000	U.S. Treasury Notes 1.375% - 2.750% due 12/31/2018 - 02/15/2019	(464,272)	450,000	450,042
NXN	1.150	09/30/2016	10/03/2016	500,000	U.S. Treasury Bonds 2.500% - 3.000% due 02/15/2045 - 11/15/2045	(505,973)	500,000	500,048
RDR	0.350	09/30/2016	10/03/2016	36,500	U.S. Treasury Notes 2.125% due 08/15/2021	(37,247)	36,500	36,501
	0.800	09/28/2016	10/05/2016	350,000	U.S. Treasury Notes 2.625% due 08/15/2020	(357,213)	350,000	350,039
SCX	1.250	09/30/2016	10/03/2016	237,100	U.S. Treasury Bonds 3.750% due 11/15/2043	(131,965)	237,100	237,125
					U.S. Treasury Notes 1.250% - 2.375% due 03/31/2021 - 08/15/2024	(108,294)

Total Repurchase Agreements						$(2,029,101)	$1,989,700	$1,989,899

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Cash of $4,013 has been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BPG	$2,500	$0	$0	$2,500	$(2,543)	$(43)
DEU	100	0	0	100	(103)	(3)
IND	313,534	0	0	313,534	(319,359)	(5,825)
JPS	100,010	0	0	100,010	(102,132)	(2,122)
MBC	450,042	0	0	450,042	(460,639)	(10,597)
NXN	500,048	0	0	500,048	(505,973)	(5,925)
RDR	386,540	0	0	386,540	(394,080)	(7,540)
SCX	237,125	0	0	237,125	(240,259)	(3,134)

Total Borrowings and Other Financing Transactions	$1,989,899	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$997,663	$0	$997,663
Industrials	0	280,997	0	280,997
Utilities	0	140,490	0	140,490
U.S. Government Agencies	0	125,811	0	125,811
Asset-Backed Securities	0	55,071	0	55,071
Sovereign Issues	0	58,742	0	58,742

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Short-Term Instruments
Certificates of Deposit	$0	$39,034	$0	$39,034
Commercial Paper	0	285,838	0	285,838
Repurchase Agreements	0	1,989,700	0	1,989,700
Short-Term Notes	0	31,167	0	31,167

Total Investments	$0	$4,004,513	$0	$4,004,513

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO U.S. Government Sector Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.1%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%
Eksportfinans ASA
5.500% due 06/26/2017	$100	$103

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	175	183

Total Corporate Bonds & Notes (Cost $278)		286

MUNICIPAL BONDS & NOTES 0.1%

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,280	1,294

Total Municipal Bonds & Notes (Cost $1,280)		1,294

U.S. GOVERNMENT AGENCIES 17.3%
Fannie Mae
0.584% due 12/25/2036	568	566
0.645% due 03/25/2034	538	534
0.655% due 03/25/2036	375	360
0.745% due 07/25/2032	500	476
0.765% due 06/25/2033	216	212
0.785% due 06/25/2032	1	1
0.844% due 03/25/2032	373	356
0.865% due 11/25/2032	1	1
0.875% due 05/25/2042	253	253
0.975% due 08/25/2021 - 03/25/2022	11	11
1.125% due 04/27/2017 (e)	82,000	82,258
1.125% due 08/25/2022	5	5
1.225% due 04/25/2022	8	9
1.425% due 04/25/2032	189	193
1.689% due 02/01/2041 - 10/01/2044	4,768	4,862
1.889% due 11/01/2030	1	1
1.940% due 11/01/2020	5	5
2.220% due 02/01/2026	6	6
2.288% due 09/01/2033	2	2
2.290% due 12/01/2032	4	5
2.299% due 03/01/2035	707	732
2.329% due 06/01/2021	267	275
2.372% due 11/01/2035	226	236
2.375% due 09/01/2022	1	1
2.379% due 10/01/2032	19	20
2.395% due 09/01/2028	6	6
2.404% due 11/01/2035	326	333
2.520% due 12/01/2029	8	8
2.525% due 12/01/2031	4	4
2.575% due 01/01/2036	1,854	1,938
2.612% due 12/01/2035	76	78
2.616% due 12/01/2029	1	1
2.625% due 03/01/2018	2	2
2.647% due 12/01/2029	7	7
2.656% due 12/01/2022	16	16
2.660% due 05/01/2025	5	5
2.676% due 07/01/2018	20	20
2.744% due 09/01/2031	31	32
2.750% due 05/01/2022	5	5
2.751% due 06/01/2032	0	1
2.775% due 05/01/2032	1	1
2.855% due 08/01/2036	213	224
2.875% due 09/01/2017 - 01/01/2018	3	3
2.973% due 10/01/2025	22	23
3.348% due 08/01/2028	10	10
3.625% due 06/01/2025	6	6
4.000% due 05/01/2030 - 12/01/2041	2,892	3,133
4.500% due 04/01/2028 - 11/01/2029	619	679
4.665% due 09/01/2026	105	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	$32,003	$21,858
0.765% due 07/25/2031	328	317
1.000% due 03/08/2017 (e)	3,469	3,477
1.024% due 06/15/2030 - 12/15/2032	98	98
1.074% due 06/15/2031	40	40
1.224% due 02/15/2027	6	6
1.689% due 10/25/2044 - 02/25/2045	3,273	3,347
1.827% due 08/01/2019	12	12
1.867% due 07/25/2044	1,574	1,621
2.347% due 02/01/2018	3	3
2.479% due 12/01/2031	1	1
2.527% due 07/01/2020	23	24
2.538% due 02/01/2024	20	21
2.704% due 02/01/2032	4	4
2.709% due 03/01/2035	285	295
2.713% due 04/01/2027	3	3
2.742% due 03/01/2025	1	1
2.761% due 02/01/2035	1,477	1,557
2.833% due 05/01/2032	6	6
2.875% due 01/01/2032	11	12
2.900% due 02/01/2032	3	3
2.933% due 06/01/2035	2,678	2,827
2.939% due 08/01/2020 - 07/01/2029	13	14
3.790% due 02/01/2025	5	5
4.500% due 06/15/2035 - 09/15/2035	3,191	3,444
5.000% due 01/15/2034	5,217	5,817
5.500% due 08/15/2030 - 10/01/2039	267	300
6.500% due 10/25/2043	760	914
Ginnie Mae
1.875% due 07/20/2025 - 08/20/2026	353	365
2.000% due 10/20/2023 - 02/20/2030	764	779
2.125% due 04/20/2023 - 04/20/2032	416	429
5.000% due 05/20/2034	22,314	25,012
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	113,223
5.500% due 09/18/2023	61,330	76,824
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 (a)	18,000	13,035
Small Business Administration
1.125% due 05/25/2021	130	130
1.250% due 03/25/2025 - 07/25/2025	97	98
1.350% due 01/25/2019	109	110
4.500% due 03/01/2023	177	188
4.760% due 09/01/2025	5,369	5,802
4.770% due 04/01/2024	1,486	1,585
4.930% due 01/01/2024	960	1,028
5.240% due 08/01/2023	570	617
7.060% due 11/01/2019	92	95
7.220% due 11/01/2020	106	111

Total U.S. Government Agencies (Cost $331,486)		383,478

U.S. TREASURY OBLIGATIONS 102.0%
U.S. Treasury Bonds
2.750% due 08/15/2042	117,500	128,442
2.750% due 11/15/2042	144,700	158,028
2.875% due 05/15/2043 (c)	279,000	311,625
3.000% due 05/15/2042	149,000	170,369
3.000% due 11/15/2044	114,800	131,343
3.125% due 02/15/2042	133,100	155,475
3.125% due 02/15/2043 (c)	31,500	36,818
4.375% due 05/15/2040	50,000	70,044
8.000% due 11/15/2021	44,700	59,819
U.S. Treasury Notes
0.625% due 09/30/2017 (c)(e)	694,000	693,769
2.000% due 07/31/2022 (c)	333,000	346,125

Total U.S. Treasury Obligations (Cost $2,167,850)		2,261,857

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%
Bear Stearns Adjustable Rate Mortgage Trust
2.694% due 04/25/2033	$71	$71
2.797% due 04/25/2033	146	146
2.927% due 02/25/2033	36	34
2.976% due 04/25/2033	8	8
3.035% due 11/25/2034	1,294	1,267
3.087% due 01/25/2034	385	384
Bear Stearns ALT-A Trust
0.685% due 02/25/2034	2,161	1,912
3.072% due 11/25/2036	16,807	12,759
3.086% due 11/25/2036 ^	25,002	18,430
CBA Commercial Small Balance Commercial Mortgage
0.805% due 12/25/2036	676	630
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.775% due 08/25/2035	615	552
Citigroup Mortgage Loan Trust, Inc.
3.040% due 05/25/2035	965	950
Countrywide Alternative Loan Trust
0.685% due 02/25/2047	669	564
0.705% due 05/25/2047	4,040	3,474
0.712% due 02/20/2047 ^	6,330	4,286
0.725% due 05/25/2036	72	55
0.735% due 05/25/2035	892	747
0.742% due 03/20/2046	4,842	3,624
0.805% due 12/25/2035	337	297
1.507% due 02/25/2036	432	383
5.500% due 03/25/2036 ^	1,920	1,434
Countrywide Home Loan Mortgage Pass-Through Trust
0.755% due 05/25/2035	1,436	1,199
0.815% due 04/25/2035	221	192
1.185% due 02/25/2035	879	768
1.205% due 02/25/2035	549	486
2.431% due 04/25/2035	542	442
2.990% due 09/20/2036 ^	6,140	4,892
Credit Suisse First Boston Mortgage Securities Corp.
2.650% due 06/25/2032	15	13
Downey Savings & Loan Association Mortgage Loan Trust
0.791% due 08/19/2045	725	622
First Republic Bank Mortgage Pass-Through Certificates
1.005% due 06/25/2030	244	242
First Republic Mortgage Loan Trust
1.024% due 11/15/2030	299	269
GreenPoint Mortgage Funding Trust
0.965% due 06/25/2045	742	654
GSR Mortgage Loan Trust
2.896% due 04/25/2036	5,968	5,275
HarborView Mortgage Loan Trust
0.661% due 03/19/2037	1,766	1,507
0.751% due 05/19/2035	2,083	1,743
Impac CMB Trust
1.525% due 07/25/2033	66	63
IndyMac Mortgage Loan Trust
1.165% due 02/25/2035	3,086	2,891
JPMorgan Mortgage Trust
2.934% due 02/25/2036 ^	1,406	1,238
3.119% due 07/25/2035	1,147	1,146
MASTR Adjustable Rate Mortgages Trust
2.922% due 05/25/2034	270	264
MASTR Asset Securitization Trust
5.500% due 09/25/2033	72	75
Merrill Lynch Mortgage Investors Trust
2.745% due 12/25/2032	102	101
Residential Accredit Loans, Inc. Trust
0.825% due 08/25/2035	1,519	1,203
1.867% due 09/25/2045	604	495
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	586	677
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	35	36
Sequoia Mortgage Trust
0.882% due 07/20/2033	1,128	1,061

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	155

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.002% due 07/20/2033	$793	$710
1.231% due 10/19/2026	528	516
Structured Adjustable Rate Mortgage Loan Trust
1.889% due 01/25/2035	566	444
Structured Asset Mortgage Investments Trust
0.745% due 05/25/2036	20,948	16,281
1.111% due 07/19/2034	179	176
1.231% due 03/19/2034	391	380
WaMu Mortgage Pass-Through Certificates Trust
0.785% due 11/25/2045	1,655	1,556
0.795% due 12/25/2045	882	842
1.237% due 01/25/2047	1,318	1,196
1.299% due 12/25/2046	2,757	2,341
1.487% due 06/25/2046	3,871	3,616
1.507% due 02/25/2046	2,837	2,618
1.707% due 11/25/2042	482	449
2.190% due 05/25/2046	579	511
2.190% due 12/25/2046	1,272	1,184
2.193% due 07/25/2046	6,406	5,772
2.193% due 08/25/2046	16,120	14,890
2.193% due 09/25/2046	2,610	2,476
2.193% due 10/25/2046	1,231	1,107
2.771% due 03/25/2034	157	157
Washington Mutual Mortgage Loan Trust
1.685% due 05/25/2041	20	19
Washington Mutual Mortgage Pass-Through Certificates Trust
2.470% due 05/25/2033	47	46
2.645% due 02/25/2033	14	14
2.725% due 02/25/2033	2	2
Wells Fargo Mortgage-Backed Securities Trust
2.748% due 11/25/2033	42	43

Total Non-Agency Mortgage-Backed Securities (Cost $165,052)		136,907

ASSET-BACKED SECURITIES 0.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.605% due 05/25/2037	29	21
1.044% due 06/15/2031	273	267
1.064% due 11/15/2031	25	24
Bear Stearns Asset-Backed Securities Trust
0.635% due 04/25/2031	2,098	2,154
1.185% due 10/25/2032	44	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Group Home Equity Loan Trust
1.065% due 06/25/2033	$252	$242
Citigroup Global Markets Mortgage Securities, Inc.
1.875% due 01/25/2032	125	117
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,083	650
Credit Suisse First Boston Mortgage Securities Corp.
1.145% due 01/25/2032	91	81
Credit-Based Asset Servicing and Securitization LLC
0.595% due 01/25/2037 ^	1,210	474
GE-WMC Mortgage Securities Trust
0.565% due 08/25/2036	63	35
GSAMP Trust
0.595% due 12/25/2036	600	336
0.705% due 11/25/2035	200	67
Home Equity Asset Trust
1.445% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.575% due 10/25/2036	154	83
JPMorgan Mortgage Acquisition Trust
0.604% due 08/25/2036	45	24
L.A. Arena Funding LLC
7.656% due 12/15/2026	34	36
Lehman ABS Mortgage Loan Trust
0.615% due 06/25/2037	692	429
Long Beach Mortgage Loan Trust
1.085% due 10/25/2034	1,548	1,453
MASTR Asset-Backed Securities Trust
0.575% due 11/25/2036	112	53
Merrill Lynch Mortgage Investors Trust
0.645% due 02/25/2037	372	176
Mid-State Trust
7.340% due 07/01/2035	104	111
Morgan Stanley ABS Capital, Inc. Trust
0.585% due 05/25/2037	429	282
Morgan Stanley IXIS Real Estate Capital Trust
0.575% due 11/25/2036	44	20
New Century Home Equity Loan Trust
0.705% due 05/25/2036	859	686
Renaissance Home Equity Loan Trust
1.225% due 08/25/2032	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
0.585% due 12/25/2036 ^	$1,848	$622
0.605% due 11/25/2036 ^	729	270
Soundview Home Loan Trust
0.585% due 11/25/2036	619	261
0.605% due 06/25/2037	359	236

Total Asset-Backed Securities (Cost $13,890)		9,256

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		1,259

Total Short-Term Instruments (Cost $1,259)		1,259

Total Investments in Securities (Cost $2,681,095)		2,794,337

	SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	634,237	6,270

Total Short-Term Instruments (Cost $6,270)		6,270

Total Investments in Affiliates (Cost $6,270)		6,270

Total Investments 126.4% (Cost $2,687,365)		$2,800,607

Financial Derivative Instruments (d) 0.2% (Cost or Premiums, net $127)		3,572

Other Assets and Liabilities, net (26.6)%		(588,021)

Net Assets 100.0%		$2,216,158

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$1,259	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(1,288)	$1,259	$1,259

Total Repurchase Agreements						$(1,288)	$1,259	$1,259

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
GRE	0.950%	09/27/2016	10/04/2016	$(159,927)	$(159,953)
IND	0.570	07/12/2016	10/12/2016	(158,625)	(158,833)
JPS	0.600	07/21/2016	10/21/2016	(190,238)	(190,472)
SCX	1.100	09/26/2016	10/03/2016	(83,300)	(83,318)

Total Reverse Repurchase Agreements					$(592,576)

(3)

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(800,567) at a weighted average interest rate of 0.574%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2046	$17,000	$(18,205)	$(18,260)
Fannie Mae, TBA	4.500	10/01/2046	3,000	(3,272)	(3,286)

Total Short Sales				$(21,477)	$(21,546)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(c)	Securities with an aggregate market value of $590,394 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
GRE	$0	$(159,953)	$0	$(159,953)	$156,977	$(2,976)
IND	0	(158,833)	0	(158,833)	158,209	(624)
JPS	0	(190,472)	0	(190,472)	190,428	(44)
SCX	0	(83,318)	0	(83,318)	82,887	(431)
SSB	1,259	0	0	1,259	(1,288)	(29)

Total Borrowings and Other Financing Transactions	$1,259	$(592,576)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(592,576)	$0	$0	$(592,576)

Total Borrowings	$0	$(592,576)	$0	$0	$(592,576)

Gross amount of recognized liabilities for reverse repurchase agreements					$(592,576)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	157

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$128.000	11/25/2016	4,446	$38	$35
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/25/2016	8,375	72	8
Put - CBOT U.S. Treasury 30-Year Bond December Futures	130.000	11/25/2016	2,000	17	2

				$127	$45

Total Purchased Options				$127	$45

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	6,165	$(1,352)	$77	$0
90-Day Eurodollar December Futures	Short	12/2017	617	(433)	31	0
90-Day Eurodollar June Futures	Short	06/2017	276	(104)	7	0
90-Day Eurodollar June Futures	Short	06/2018	2,366	(430)	148	0
90-Day Eurodollar March Futures	Short	03/2017	4,395	(8,049)	55	0
90-Day Eurodollar March Futures	Short	03/2018	2,531	(495)	158	0
90-Day Eurodollar September Futures	Short	09/2017	490	(270)	18	0
90-Day Eurodollar September Futures	Short	09/2018	238	(275)	18	0
U.S. Treasury 2-Year Note December Futures	Long	12/2016	2,551	283	0	(239)
U.S. Treasury 5-Year Note December Futures	Short	12/2016	4,446	(999)	938	0
U.S. Treasury 10-Year Note December Futures	Long	12/2016	11,320	131	0	(4,590)
U.S. Treasury 30-Year Bond December Futures	Long	12/2016	1,725	(4,634)	0	(2,534)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	57	(89)	0	(89)

Total Futures Contracts				$(16,716)	$1,450	$(7,452)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$	750,600	$(4,813)	$(4,823)	$0	$(2)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		575,100	(6,078)	(3,337)	31	0
Receive	3-Month USD-LIBOR	2.300	09/03/2025		248,000	(18,584)	(17,542)	1,101	0
Receive	3-Month USD-LIBOR	2.350	10/02/2025		12,100	(1,072)	(993)	54	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		800	(62)	(27)	4	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		34,810	(867)	39	189	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		435,300	(77,799)	(47,924)	8,152	0

						$(109,275)	$(74,607)	$9,531	$(2)

Total Swap Agreements						$(109,275)	$(74,607)	$9,531	$(2)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(e)	Securities with an aggregate market value of $92,973 and cash of $2,187 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$45	$1,450	$9,531	$11,026	$0	$(7,452)	$(2)	$(7,454)

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$45	$45
Futures	0	0	0	0	1,450	1,450
Swap Agreements	0	0	0	0	9,531	9,531

	$0	$0	$0	$0	$11,026	$11,026

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,452	$7,452
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$7,454	$7,454

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(246)	$(246)
Futures	0	0	0	0	9,529	9,529
Swap Agreements	0	0	0	0	(9,568)	(9,568)

	$0	$0	$0	$0	$(285)	$(285)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(74)	$(74)
Futures	0	0	0	0	2,125	2,125
Swap Agreements	0	0	0	0	(37,993)	(37,993)

	$0	$0	$0	$0	$(35,942)	$(35,942)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$103	$0	$103
Industrials	0	183	0	183
Municipal Bonds & Notes
Iowa	0	1,294	0	1,294
U.S. Government Agencies	0	383,478	0	383,478
U.S. Treasury Obligations	0	2,261,857	0	2,261,857
Non-Agency Mortgage-Backed Securities	0	136,907	0	136,907
Asset-Backed Securities	0	9,256	0	9,256
Short-Term Instruments
Repurchase Agreements	0	1,259	0	1,259

	$0	$2,794,337	$0	$2,794,337

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,270	$0	$0	$6,270

Total Investments	$6,270	$2,794,337	$0	$2,800,607

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,546)	$0	$(21,546)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,450	$9,576	$0	$11,026

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(7,452)	$(2)	$0	$(7,454)

Totals	$268	$2,782,365	$0	$2,782,633

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	159

Consolidated Schedule of Investments PIMCO International Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 65.2%

CANADA 6.1%

SOVEREIGN ISSUES 6.1%
Province of Ontario
3.150% due 12/15/2017		$25,000	$25,643
Province of Quebec
5.000% due 12/01/2041	CAD	8,000	8,645
6.250% due 06/01/2032		10,000	11,367

Total Canada (Cost $43,459)			45,655

DENMARK 16.6%

CORPORATE BONDS & NOTES 16.6%
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2016	DKK	280,000	42,245
Nykredit Realkredit A/S
1.000% due 10/01/2016		280,000	42,246
Realkredit Danmark A/S
2.000% due 01/01/2018		250,000	38,795

Total Denmark (Cost $118,603)			123,286

UNITED STATES 7.5%

ASSET-BACKED SECURITIES 2.3%
AFC Home Equity Loan Trust
1.235% due 12/22/2027		$1	1
Amortizing Residential Collateral Trust
1.105% due 07/25/2032		58	55
1.225% due 10/25/2031		334	307
Argent Securities Trust
0.615% due 07/25/2036		1,575	668
Asset-Backed Funding Certificates Trust
1.225% due 06/25/2034		567	539
Asset-Backed Securities Corp. Home Equity Loan Trust
0.605% due 05/25/2037		59	43
Bear Stearns Asset-Backed Securities Trust
1.015% due 06/25/2036		556	548
1.185% due 10/25/2032		145	143
BNC Mortgage Loan Trust
0.625% due 05/25/2037		169	166
CIT Group Home Equity Loan Trust
1.065% due 06/25/2033		30	29
Countrywide Asset-Backed Certificates
1.265% due 05/25/2032		143	138
Credit Suisse First Boston Mortgage Securities Corp.
1.145% due 01/25/2032		140	124
Credit-Based Asset Servicing and Securitization LLC
0.585% due 11/25/2036		49	30
0.595% due 01/25/2037 ^		361	142
Equity One Mortgage Pass-Through Trust
1.125% due 04/25/2034		497	429
Home Equity Asset Trust
1.125% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.575% due 10/25/2036		36	19
Lehman XS Trust
0.675% due 04/25/2037 ^		80	63
Long Beach Mortgage Loan Trust
1.085% due 10/25/2034		28	26
Merrill Lynch Mortgage Investors Trust
0.605% due 09/25/2037		42	17
Morgan Stanley ABS Capital, Inc. Trust
0.585% due 05/25/2037		119	78
0.625% due 11/25/2036		9,306	5,758
SLM Student Loan Trust
2.215% due 04/25/2023		7,570	7,594
Soundview Home Loan Trust
0.585% due 11/25/2036		309	130
Structured Asset Securities Corp. Mortgage Loan Trust
2.023% due 04/25/2035		13	13

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Asset-Backed Certificates Trust
0.585% due 10/25/2036	$34	$19

		17,080

CORPORATE BONDS & NOTES 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,408

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
2.920% due 10/25/2034	8	8
Bear Stearns ALT-A Trust
2.801% due 01/25/2036 ^	1,531	1,268
2.950% due 08/25/2036 ^	49	37
Citigroup Mortgage Loan Trust, Inc.
3.043% due 08/25/2035	81	80
Countrywide Alternative Loan Trust
0.685% due 02/25/2047	174	147
0.712% due 02/20/2047 ^	7,232	4,897
0.742% due 03/20/2046	611	457
0.805% due 12/25/2035	337	297
0.805% due 02/25/2037	200	165
0.825% due 08/25/2035	666	552
0.825% due 12/25/2035	1,210	967
0.875% due 09/25/2035	2,048	1,776
1.045% due 12/25/2035	85	71
Countrywide Home Loan Mortgage Pass-Through Trust
0.755% due 05/25/2035	226	189
0.815% due 04/25/2035	9	8
1.105% due 03/25/2035 ^	897	670
1.125% due 03/25/2035	46	41
1.165% due 03/25/2035	5,173	4,109
1.185% due 02/25/2035	16	14
1.285% due 09/25/2034	16	15
3.129% due 08/25/2034 ^	40	35
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	25	25
Deutsche ALT-B Securities, Inc.
0.625% due 10/25/2036 ^	5	3
Downey Savings & Loan Association Mortgage Loan Trust
0.741% due 03/19/2045	827	737
0.791% due 08/19/2045	330	283
0.861% due 09/19/2045	2,447	1,820
GreenPoint Mortgage Funding Trust
0.985% due 06/25/2045	2,258	1,986
HarborView Mortgage Loan Trust
0.771% due 06/19/2035	561	501
0.771% due 01/19/2036 ^	168	111
0.771% due 03/19/2036	2,348	1,729
0.781% due 01/19/2036	3,078	2,083
0.841% due 11/19/2035	411	339
0.861% due 09/19/2035	32	26
0.872% due 06/20/2035	87	80
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.033% due 10/25/2035	44	41
Residential Accredit Loans, Inc. Trust
0.735% due 04/25/2046	183	84
Sequoia Mortgage Trust
0.882% due 07/20/2033	975	917
1.231% due 10/19/2026	11	11
1.967% due 10/20/2034	430	415
Structured Asset Mortgage Investments Trust
1.111% due 07/19/2034	6	6
Thornburg Mortgage Securities Trust
1.065% due 03/25/2044	185	166
WaMu Mortgage Pass-Through Certificates Trust
0.815% due 10/25/2045	42	40
0.835% due 01/25/2045	24	23
1.165% due 01/25/2045	23	22
1.165% due 07/25/2045	23	22
1.299% due 12/25/2046	207	176
1.707% due 11/25/2042	4	4
1.864% due 08/25/2042	16	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.943% due 02/27/2034		$12	$12
2.193% due 10/25/2046		57	51
2.193% due 11/25/2046		535	480
Wells Fargo Mortgage-Backed Securities Trust
3.015% due 09/25/2034		151	154
3.024% due 04/25/2036		17	17

			28,182

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.645% due 03/25/2034		13	13
0.675% due 08/25/2034		8	8
0.875% due 09/25/2042		48	48
0.925% due 06/25/2029		3	3
2.261% due 12/01/2034		13	14
2.808% due 11/01/2034		41	43
2.835% due 12/01/2030		3	3
6.000% due 07/25/2044		26	30
7.000% due 09/25/2023		17	19
8.800% due 01/25/2019		14	15
Freddie Mac
0.675% due 09/25/2035		2,349	2,345
0.754% due 02/15/2019		354	354
0.805% due 09/25/2031		31	31
0.974% due 12/15/2031		2	2
1.689% due 10/25/2044 - 02/25/2045		156	160
1.867% due 07/25/2044		31	32
2.955% due 10/01/2036		61	65
6.500% due 07/15/2028		338	387
Ginnie Mae
1.875% due 08/20/2022 - 09/20/2026		78	80
2.000% due 03/20/2022 - 02/20/2025		341	349
2.125% due 04/20/2022 - 06/20/2030		610	631
6.000% due 08/20/2034		640	737
Small Business Administration
4.625% due 02/01/2025		30	32
5.090% due 10/01/2025		16	17

			5,418

Total United States (Cost $67,471)			56,088

SHORT-TERM INSTRUMENTS 35.0%

REPURCHASE AGREEMENTS (d) 21.3%
			158,334

SHORT-TERM NOTES 0.8%
Federal Home Loan Bank
0.274% due 10/17/2016 (b)(c)		100	100
0.284% due 10/07/2016 (b)(c)		200	200
0.294% due 10/21/2016 - 10/26/2016 (b)(c)		1,700	1,700
0.304% due 10/07/2016 - 10/28/2016 (b)(c)		3,800	3,800

			5,800

JAPAN TREASURY BILLS 9.9%
(0.219)% due 11/07/2016 - 12/05/2016 (a)(b)	JPY	7,450,000	73,486

U.S. TREASURY BILLS 3.0%
0.498% due 03/02/2017 - 03/16/2017 (a)(b)(f)(h)		$22,071	22,033

Total Short-Term Instruments (Cost $259,632)			259,653

Total Investments in Securities (Cost $489,165)			484,682

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 35.9%

SHORT-TERM INSTRUMENTS 35.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.9%
PIMCO Short-Term Floating NAV Portfolio III	27,031,347	$267,232

Total Short-Term Instruments (Cost $267,143)		267,232

Total Investments in Affiliates (Cost $267,143)		267,232

Total Investments 101.1% (Cost $756,308)		$751,914

Financial Derivative Instruments (e)(g) (0.4)% (Cost or Premiums, net $501)		(3,260)

Other Assets and Liabilities, net (0.7)%		(5,251)

Net Assets 100.0%		$743,403

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FAR	1.300%	09/30/2016	10/03/2016	$157,800	Freddie Mac 3.500% due 09/01/2045	$(162,367)	$157,800	$157,817
SSB	0.010	09/30/2016	10/03/2016	534	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(548)	534	534

Total Repurchase Agreements						$(162,915)	$158,334	$158,351

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
FAR	$157,817	$0	$0	$157,817	$(162,367)	$(4,550)
SSB	534	0	0	534	(548)	(14)

Total Borrowings and Other Financing Transactions	$158,351	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	161

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	Short	12/2016	680	$(160)	$415	$(176)
Euro-Bobl December Futures	Long	12/2016	138	88	0	(25)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	75	103	0	(38)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	370	(8)	18	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	1,000	15	48	0
United Kingdom Long Gilt December Futures	Short	12/2016	501	672	591	0

Total Futures Contracts				$710	$1,072	$(239)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD 61,500	$(4,369)	$(1,734)	$259	$0
Receive	3-Month CAD-Bank Bill *	1.750	12/16/2046	6,200	(175)	(114)	36	0
Receive	6-Month GBP-LIBOR	1.500	09/21/2018	GBP 35,600	(985)	(350)	10	0
Receive	6-Month GBP-LIBOR *	0.750	12/21/2018	60,000	(518)	(464)	26	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027	27,200	(162)	303	0	(146)

					$(6,209)	$(2,359)	$331	$(146)

Total Swap Agreements					$(6,209)	$(2,359)	$331	$(146)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(f)	Securities with an aggregate market value of $4,457 and cash of $1,740 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared (1)	$0	$1,072	$331	$1,403	$0	$(239)	$(146)	$(385)

(1)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2016	JPY	306,799		$2,967	$0	$(58)
	11/2016	AUD	65,484		50,178	91	0
BOA	10/2016	CAD	161,935		125,445	2,013	0
	10/2016	GBP	10,588		14,008	285	0
	11/2016		$23,726	JPY	2,391,100	0	(118)
	01/2017	DKK	262,200		$39,633	0	(104)
BPS	01/2017		$2,139	JPY	213,103	0	(28)
CBK	10/2016	AUD	7,568		$5,811	18	0
	10/2016		$2,250	AUD	3,000	46	0
	10/2016		1,405	CAD	1,849	4	0
	10/2016		28,212	JPY	2,862,100	13	0
	11/2016	JPY	2,862,100		$28,245	0	(13)
DUB	10/2016		$23,565	CAD	30,958	32	0

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	10/2016	CAD	1,981		$1,520	$10	$0
	10/2016	GBP	2,287		3,036	72	0
	10/2016	JPY	9,600		93	0	(2)
	10/2016		$10,221	AUD	13,553	152	0
	10/2016		49,239	CAD	63,203	0	(1,063)
	10/2016		5,928	GBP	4,468	0	(137)
	10/2016		13,111	JPY	1,324,100	55	(109)
	11/2016	JPY	2,966,667		$29,323	27	0
HUS	10/2016	CAD	18,678		14,436	199	0
	10/2016	DKK	261,035		39,452	67	0
	10/2016		$4,944	EUR	4,394	0	(8)
	11/2016	JPY	2,966,667		$29,324	27	0
JPM	10/2016	AUD	36,717		28,010	0	(91)
	10/2016	CAD	69,533		54,028	1,028	0
	10/2016	EUR	4,064		4,544	0	(22)
	10/2016	GBP	2,988		3,962	89	0
	10/2016		$3,620	AUD	4,805	58	0
	10/2016		118,611	CAD	154,646	180	(915)
	10/2016		1,180	GBP	883	0	(35)
	11/2016	CAD	28,186		$21,308	0	(181)
	11/2016	JPY	2,966,667		29,322	26	0
	11/2016		$24,688	JPY	2,496,200	23	(64)
	12/2016	JPY	900,000		$8,733	0	(164)
MSB	10/2016	EUR	4,049		4,556	8	0
NAB	10/2016	AUD	21,250		16,201	0	(63)
SCX	10/2016		21,307		16,268	0	(39)
	10/2016	EUR	1,996		2,229	0	(14)
	10/2016	JPY	3,844,801		38,181	265	0
	10/2016		$9,563	EUR	8,553	45	0
	10/2016		12,150	GBP	9,154	0	(285)
	10/2016		23,573	JPY	2,391,100	6	0
	11/2016		256,264		25,785,901	0	(1,674)
UAG	10/2016	CAD	2,216		$1,675	0	(14)
	10/2016	DKK	569,617		82,480	0	(3,463)
	10/2016	EUR	3,447		3,848	0	(24)
	10/2016	JPY	2,862,100		28,436	211	0
	10/2016		$1,137	CAD	1,471	0	(16)
	10/2016		28,184	JPY	2,827,500	0	(301)
	11/2016	KRW	35,271,174		$31,509	0	(498)
	11/2016	SGD	42,540		31,509	307	0
	11/2016		$7,814	AUD	10,297	62	0

Total Forward Foreign Currency Contracts						$5,419	$(9,503)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC AUD versus USD	$0.920	10/17/2016	AUD	60,000	$5	$0

Total Purchased Options						$5	$0

WRITTEN OPTIONS:

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
Notional Amount in $		$89,000		$190,500	$	(137,000)		$(67,000)		$(75,500)		$0
Notional Amount in AUD	AUD	75,000	AUD	710,000	AUD	0	AUD	(613,000)	AUD	(172,000)	AUD	0
Notional Amount in EUR	EUR	240,000	EUR	135,000	EUR	(60,000)	EUR	(195,000)	EUR	(120,000)	EUR	0
Notional Amount in GBP	GBP	0	GBP	97,500	GBP	0	GBP	(97,500)	GBP	0	GBP	0
Premiums		$(2,377)		$(6,025)	$	1,186		$4,636		$2,580		$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	163

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Computer Sciences Corp.	(1.160)%	03/20/2018	0.116%	$ 4,600	$(70)	$(2)	$0	$(72)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490)	06/20/2018	0.107	5,000	566	(688)	0	(122)

						$496	$(690)	$0	$(194)

Total Swap Agreements						$496	$(690)	$0	$(194)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(h)	Securities with an aggregate market value of $6,638 and cash of $950 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (4)
PIMCO International Portfolio
AZD	$91	$0	$0	$91	$(58)	$0	$0	$(58)	$33	$0	$33
BOA	2,298	0	0	2,298	(222)	0	(194)	(416)	1,882	(2,380)	(498)
BPS	0	0	0	0	(28)	0	0	(28)	(28)	10	(18)
CBK	81	0	0	81	(13)	0	0	(13)	68	0	68
DUB	32	0	0	32	0	0	0	0	32	(660)	(628)
GLM	289	0	0	289	(1,309)	0	0	(1,309)	(1,020)	978	(42)
HUS	266	0	0	266	(8)	0	0	(8)	258	(280)	(22)
JPM	1,355	0	0	1,355	(1,308)	0	0	(1,308)	47	1	48
MSB	8	0	0	8	0	0	0	0	8	0	8
NAB	0	0	0	0	(63)	0	0	(63)	(63)	0	(63)
SCX	316	0	0	316	(2,012)	0	0	(2,012)	(1,696)	2,164	468
UAG	580	0	0	580	(4,316)	0	0	(4,316)	(3,736)	3,484	(252)

PIMCO International Portfolio Subsidiary LLC (Subsidiary)
GLM	27	0	0	27	(2)	0	0	(2)	25	280	305
HUS	27	0	0	27	0	0	0	0	27	280	307
JPM	49	0	0	49	(164)	0	0	(164)	(115)	390	275

Total Over the Counter	$5,419	$0	$0	$5,419	$(9,503)	$0	$(194)	$(9,697)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,072	$1,072
Swap Agreements	0	0	0	0	331	331

	$0	$0	$0	$0	$1,403	$1,403

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,419	$0	$5,419

	$0	$0	$0	$5,419	$1,403	$6,822

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$239	$239
Swap Agreements	0	0	0	0	146	146

	$0	$0	$0	$0	$385	$385

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,503	$0	$9,503
Swap Agreements	0	194	0	0	0	194

	$0	$194	$0	$9,503	$0	$9,697

	$0	$194	$0	$9,503	$385	$10,082

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0 $	(14)	$(14)
Futures	0	0	0	0	(6,670)	(6,670)
Swap Agreements	0	0	0	0	(13,104)	(13,104)

	$0	$0	$0	$0	$(19,788)	$(19,788)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(37,026)	$0	$(37,026)
Purchased Options	0	0	0	(131)	0	(131)
Written Options	0	0	0	5,150	0	5,150
Swap Agreements	0	245	0	0	0	245

	$0	$245	$0	$(32,007)	$0	$(31,762)

	$0	$245	$0	$(32,007)	$(19,788)	$(51,550)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	266	266
Swap Agreements	0	0	0	0	1,875	1,875

	$0	$0	$0	$0	$2,146	$2,146

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,674	$0	$16,674
Purchased Options	0	0	0	52	0	52
Written Options	0	0	0	2,961	0	2,961
Swap Agreements	0	39	0	0	0	39

	$0	$39	$0	$19,687	$0	$19,726

	$0	$39	$0	$19,687	$2,146	$21,872

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	165

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$45,655	$0	$45,655
Denmark
Corporate Bonds & Notes	0	123,286	0	123,286
United States
Asset-Backed Securities	0	17,080	0	17,080
Corporate Bonds & Notes	0	5,408	0	5,408
Non-Agency Mortgage-Backed Securities	0	28,182	0	28,182
U.S. Government Agencies	0	5,418	0	5,418
Short-Term Instruments
Repurchase Agreements	0	158,334	0	158,334
Short-Term Notes	0	5,800	0	5,800
Japan Treasury Bills	0	73,486	0	73,486
U.S. Treasury Bills	0	22,033	0	22,033

	$0	$484,682	$0	$484,682

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$267,232	$0	$0	$267,232

Total Investments	$267,232	$484,682	$0	$751,914

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,072	$331	$0	$1,403
Over the counter	0	5,419	0	5,419

	$1,072	$5,750	$0	$6,822

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(239)	(146)	0	(385)
Over the counter	0	(9,697)	0	(9,697)

	$(239)	$(9,843)	$0	$(10,082)

Totals	$268,065	$480,589	$0	$748,654

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III

September 30, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.5%

CORPORATE BONDS & NOTES 57.6%

BANKING & FINANCE 42.5%
ABN AMRO Bank NV
1.543% due 10/28/2016		$10,500	$10,506
4.250% due 02/02/2017		3,375	3,410
American Express Credit Corp.
1.550% due 09/22/2017		13,000	13,020
2.375% due 03/24/2017		8,186	8,236
American Honda Finance Corp.
0.843% due 07/14/2017		1,150	1,151
1.157% due 10/07/2016		2,000	2,000
2.125% due 02/28/2017		700	703
Banco Santander Brasil S.A.
4.625% due 02/13/2017		10,400	10,480
Bank Nederlandse Gemeenten NV
0.743% due 07/14/2017		55,650	55,667
0.875% due 02/21/2017		29,500	29,506
1.097% due 05/15/2018		21,200	21,276
Bank of America Corp.
1.350% due 11/21/2016		1,900	1,901
1.435% due 08/25/2017		10,600	10,613
2.000% due 01/11/2018		200	201
3.875% due 03/22/2017		22,814	23,080
5.625% due 10/14/2016		700	701
Bank of America N.A.
1.208% due 05/08/2017		21,975	22,002
1.250% due 02/14/2017		5,600	5,603
1.285% due 06/05/2017		61,750	61,862
1.287% due 11/14/2016		4,000	4,003
1.287% due 02/14/2017		7,500	7,511
5.300% due 03/15/2017		12,683	12,906
Bank of Nova Scotia
1.950% due 01/30/2017		3,000	3,011
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.200% due 03/10/2017		28,400	28,398
2.350% due 02/23/2017		4,300	4,317
Banque Federative du Credit Mutuel S.A.
1.593% due 10/28/2016		12,375	12,382
Barclays Bank PLC
1.384% due 02/17/2017		10,775	10,778
Bayer U.S. Finance LLC
0.907% due 10/07/2016		12,750	12,750
Bear Stearns Cos. LLC
1.201% due 11/21/2016		8,208	8,209
6.400% due 10/02/2017		20,654	21,637
BNP Paribas S.A.
1.248% due 05/07/2017		14,870	14,885
BPCE S.A.
1.179% due 03/06/2017	GBP	15,100	19,634
1.371% due 11/18/2016		$6,800	6,804
1.473% due 06/23/2017		13,940	13,966
1.487% due 06/17/2017		65,940	66,036
1.657% due 02/10/2017		5,250	5,258
Caisse Centrale Desjardins
1.600% due 03/06/2017		11,100	11,127
Citigroup, Inc.
1.300% due 11/15/2016		12,000	12,003
1.385% due 03/10/2017		40,495	40,533
1.497% due 11/15/2016		900	901
1.525% due 11/24/2017		4,000	4,012
1.850% due 11/24/2017		4,500	4,515
2.517% due 05/15/2018		4,700	4,775
Cooperatieve Rabobank UA
1.073% due 04/28/2017		22,375	22,382
Credit Agricole S.A.
1.390% due 06/12/2017		73,150	73,259
1.419% due 06/02/2017		31,200	31,264
1.503% due 10/03/2016		7,754	7,754
3.000% due 10/01/2017		5,000	5,077
Credit Suisse AG
1.375% due 05/26/2017		14,673	14,658
DBS Bank Ltd.
2.350% due 02/28/2017		3,000	3,023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dexia Credit Local S.A.
1.065% due 01/11/2017		$12,600	$12,608
Erste Abwicklungsanstalt
1.000% due 02/27/2017		7,000	7,002
FMS Wertmanagement AoeR
1.000% due 11/21/2017		7,000	7,004
Ford Motor Credit Co. LLC
1.238% due 11/08/2016		6,755	6,755
1.459% due 01/17/2017		62,570	62,623
1.483% due 03/27/2017		11,345	11,354
1.500% due 01/17/2017		50,159	50,256
6.625% due 08/15/2017		650	678
8.000% due 12/15/2016		9,820	9,959
General Motors Financial Co., Inc.
2.625% due 07/10/2017		16,000	16,130
4.750% due 08/15/2017		33,300	34,208
Goldman Sachs Group, Inc.
1.460% due 06/04/2017		88,050	88,187
1.650% due 12/15/2017		141,240	141,697
1.952% due 04/30/2018		68,452	69,089
7.750% due 11/23/2016	AUD	29,080	22,441
HSBC USA, Inc.
1.285% due 03/03/2017		$78,100	78,098
1.700% due 03/05/2018		43,000	43,097
ING Bank NV
3.750% due 03/07/2017		7,075	7,149
International Bank for Reconstruction & Development
0.800% due 10/13/2017		2,500	2,500
Jackson National Life Global Funding
1.250% due 02/21/2017		9,400	9,403
JPMorgan Chase & Co.
1.251% due 11/18/2016		17,500	17,511
1.265% due 04/25/2018		28,145	28,154
1.337% due 02/15/2017		94,950	95,088
1.352% due 03/01/2018		22,300	22,310
JPMorgan Chase Bank N.A.
1.259% due 06/02/2017		20,850	20,860
KEB Hana Bank
1.917% due 11/09/2016		750	751
4.000% due 11/03/2016		44,752	44,862
Kookmin Bank
1.915% due 10/11/2016		1,000	1,000
Macquarie Bank Ltd.
1.325% due 02/26/2017		58,500	58,484
1.364% due 10/27/2017		3,920	3,920
1.600% due 10/27/2017		1,500	1,502
1.647% due 03/24/2017		84,550	84,503
1.650% due 03/24/2017		22,065	22,098
5.000% due 02/22/2017		7,003	7,099
Macquarie Group Ltd.
1.759% due 01/31/2017		3,500	3,506
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		7,500	7,511
Mizuho Bank Ltd.
1.300% due 04/16/2017		7,040	7,037
1.307% due 09/25/2017		19,195	19,215
Morgan Stanley
1.129% due 10/18/2016		11,500	11,502
5.450% due 01/09/2017		21,571	21,809
5.750% due 10/18/2016		27,676	27,724
6.250% due 08/28/2017		16,600	17,294
7.870% due 12/15/2016	AUD	5,400	4,171
MUFG Union Bank N.A.
1.178% due 05/05/2017		$1,050	1,051
National Australia Bank Ltd.
1.227% due 03/17/2017		7,850	7,853
National Bank of Canada
2.200% due 10/19/2016		49,012	49,036
National Rural Utilities Cooperative Finance Corp.
1.117% due 11/23/2016		750	750
Nederlandse Waterschapsbank NV
0.789% due 10/13/2017		19,500	19,518
1.047% due 02/14/2018		25,000	25,058
New York Life Global Funding
1.056% due 04/06/2018		200	201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nordea Bank AB
1.250% due 04/04/2017		$5,000	$5,004
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2016	DKK	285,000	43,019
3.000% due 10/01/2016		120,000	18,113
NRW Bank
0.919% due 10/16/2017		$26,660	26,708
1.000% due 05/22/2017		12,400	12,412
Nykredit Realkredit A/S
1.000% due 10/01/2016	DKK	2,107,200	318,070
1.000% due 01/01/2017		34,000	5,158
2.000% due 10/01/2016		497,000	75,019
2.000% due 01/01/2017		155,000	23,540
2.000% due 04/01/2017		477,300	72,882
PNC Bank N.A.
1.150% due 11/01/2016		$13,130	13,130
Pricoa Global Funding
1.150% due 11/25/2016		2,000	2,001
Protective Life Global Funding
1.391% due 06/08/2018		39,000	39,090
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	672,100	101,864
1.000% due 04/01/2017		114,700	17,435
2.000% due 01/01/2017		1,312,200	199,173
2.000% due 04/01/2017		86,000	13,137
Shinhan Bank
1.311% due 04/08/2017		$32,475	32,495
4.125% due 10/04/2016		1,000	1,000
Sumitomo Mitsui Banking Corp.
0.985% due 07/11/2017		28,500	28,500
1.095% due 01/10/2017		21,785	21,801
Suncorp-Metway Ltd.
1.700% due 03/28/2017		9,648	9,669
Svensk Exportkredit AB
1.167% due 11/09/2017		26,400	26,496
Synchrony Financial
2.192% due 11/09/2017		6,900	6,951
Toronto-Dominion Bank
1.500% due 03/13/2017		15,000	15,032
Toyota Motor Credit Corp.
1.129% due 07/13/2018		4,027	4,046
UBS AG
1.197% due 08/14/2017		13,000	12,998
1.375% due 06/01/2017		5,500	5,502
1.402% due 06/01/2017		68,925	69,005
Wachovia Corp.
1.050% due 10/15/2016		34,796	34,803
1.120% due 06/15/2017		1,200	1,200
5.625% due 10/15/2016		2,500	2,503
Wells Fargo & Co.
1.400% due 09/08/2017		2,250	2,250
Wells Fargo Bank N.A.
1.110% due 06/15/2017		33,000	32,997
1.383% due 09/07/2017		46,450	46,595
1.442% due 01/22/2018		28,200	28,336

			3,449,236

INDUSTRIALS 10.5%
AbbVie, Inc.
1.750% due 11/06/2017		28,404	28,505
Actavis Funding SCS
1.300% due 06/15/2017		1,693	1,692
1.850% due 03/01/2017		27,812	27,885
1.925% due 03/12/2018		26,700	26,916
Amgen, Inc.
1.191% due 05/22/2017		4,250	4,253
1.250% due 05/22/2017		9,500	9,505
2.125% due 05/15/2017		16,693	16,792
2.500% due 11/15/2016		24,105	24,141
5.850% due 06/01/2017		2,000	2,060
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/2017		3,000	3,007
Anthem, Inc.
2.375% due 02/15/2017		4,000	4,014

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	167

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Becton Dickinson and Co.
1.750% due 11/08/2016		$6,000	$6,004
BMW U.S. Capital LLC
1.179% due 06/02/2017		58,400	58,472
Central Nippon Expressway Co. Ltd.
0.232% due 11/08/2016 †	JPY	300,000	2,959
Chevron Corp.
1.152% due 11/09/2017		$39,100	39,227
1.318% due 05/16/2018		36,000	36,170
1.344% due 11/09/2017		15,000	15,031
Comcast Corp.
6.500% due 01/15/2017		6,426	6,524
Daimler Finance North America LLC
1.097% due 08/01/2017		32,000	32,003
1.195% due 03/10/2017		42,575	42,608
1.375% due 08/01/2017		23,425	23,439
2.400% due 04/10/2017		13,100	13,169
2.950% due 01/11/2017		2,425	2,438
Deutsche Telekom International Finance BV
2.250% due 03/06/2017		10,600	10,641
Dominion Gas Holdings LLC
1.050% due 11/01/2016		8,700	8,701
Exxon Mobil Corp.
1.429% due 02/28/2018		64,000	64,483
General Electric Co.
1.086% due 12/29/2016		1,000	1,000
Hutchison Whampoa International Ltd.
3.500% due 01/13/2017		18,042	18,163
Hyundai Capital America
1.450% due 02/06/2017		16,534	16,550
4.000% due 06/08/2017		3,500	3,561
Korea National Oil Corp.
4.000% due 10/27/2016		13,700	13,724
Kroger Co.
1.209% due 10/17/2016		10,400	10,402
2.200% due 01/15/2017		100	100
NBCUniversal Enterprise, Inc.
1.365% due 04/15/2018		36,503	36,764
Nissan Motor Acceptance Corp.
1.385% due 03/03/2017		8,630	8,647
Philip Morris International, Inc.
1.250% due 08/11/2017		5,200	5,206
1.625% due 03/20/2017		1,800	1,807
Phillips 66
2.950% due 05/01/2017		17,560	17,721
SABMiller Holdings, Inc.
2.450% due 01/15/2017		45,094	45,231
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016		12,068	12,085
Volkswagen Group of America Finance LLC
1.091% due 11/22/2016		30,400	30,398
1.187% due 05/23/2017		1,100	1,097
1.250% due 05/23/2017		8,800	8,772
Volkswagen International Finance NV
1.125% due 11/18/2016		11,750	11,750
1.241% due 11/18/2016		85,150	85,178
2.375% due 03/22/2017		3,049	3,064
Wm Wrigley Jr. Co.
1.400% due 10/21/2016		3,000	3,001
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		9,370	9,376

			854,236

UTILITIES 4.6%
AT&T, Inc.
1.258% due 03/30/2017		51,000	51,060
BP Capital Markets PLC
1.208% due 11/07/2016		61,504	61,528
1.846% due 05/05/2017		9,405	9,447
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		1,500	1,502
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016		28,227	28,261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Duke Energy Corp.
1.226% due 04/03/2017		$2,000	$2,002
Electricite de France S.A.
1.156% due 01/20/2017		15,000	15,010
Entergy Corp.
4.700% due 01/15/2017		1,874	1,886
KT Corp.
3.875% due 01/20/2017		3,000	3,023
MidAmerican Energy Co.
5.950% due 07/15/2017		2,500	2,596
Shell International Finance BV
1.027% due 11/15/2016		1,962	1,963
1.127% due 05/10/2017		51,800	51,868
1.250% due 11/10/2017		2,500	2,505
5.200% due 03/22/2017		11,923	12,167
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017		15,455	15,621
Verizon Communications, Inc.
1.234% due 06/09/2017		112,517	112,692
1.350% due 06/09/2017		1,700	1,702
Vodafone Group PLC
5.625% due 02/27/2017		1,009	1,026

			375,859

Total Corporate Bonds & Notes (Cost $4,676,797)			4,679,331

U.S. GOVERNMENT AGENCIES 0.1%
Federal Home Loan Bank
0.654% due 10/27/2017 (f)		6,000	6,012

Total U.S. Government Agencies (Cost $6,004)			6,012

ASSET-BACKED SECURITIES 1.3%
Ally Auto Receivables Trust
0.600% due 06/15/2017		15,029	15,023
American Express Credit Account Master Trust
0.814% due 01/15/2020		7,000	7,008
Dell Equipment Finance Trust
0.850% due 07/24/2017		11,058	11,059
GM Financial Automobile Leasing Trust
0.640% due 05/22/2017		2,648	2,647
Honda Auto Receivables Owner Trust
0.620% due 06/15/2017		7,862	7,857
Mercedes-Benz Auto Receivables Trust
0.750% due 09/15/2017		30,000	29,997
Nissan Auto Lease Trust
0.620% due 06/15/2017		18,800	18,800
Santander Drive Auto Receivables Trust
0.750% due 05/15/2017		12,392	12,390

Total Asset-Backed Securities (Cost $104,788)			104,781

SOVEREIGN ISSUES 2.5%
City of Osaka Japan
2.000% due 10/26/2016 †	JPY	200,000	1,975
Deposit Insurance Corp. of Japan
0.100% due 11/14/2016 †		200,000	1,973
Development Bank of Japan, Inc.
0.445% due 12/20/2016 †		1,200,000	11,846
1.625% due 10/05/2016		$42,800	42,828
1.860% due 12/20/2016 †	JPY	40,000	396
5.125% due 02/01/2017		$2,000	2,026
Export Development Canada
0.719% due 01/16/2018		10,000	10,005
Export-Import Bank of Korea
1.525% due 11/26/2016		3,000	3,002
Fukuoka Prefecture
1.900% due 10/31/2016 †	JPY	180,000	1,778
Hokkaido Prefecture
2.000% due 10/31/2016 †		250,000	2,469

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyogo Prefecture
2.010% due 11/16/2016 †	JPY	890,000	$8,799
Japan Expressway Holding and Debt Repayment Agency
1.800% due 10/31/2016 †		340,000	3,358
Japan Finance Corp.
0.101% due 11/18/2016 †		250,000	2,466
Japan Finance Organization for Municipalities
1.375% due 02/05/2018		$1,000	999
1.500% due 09/12/2017		7,866	7,881
1.800% due 10/21/2016 †	JPY	500,000	4,936
Kommunalbanken A/S
0.991% due 02/20/2018		$4,000	4,008
Korea Development Bank
1.327% due 01/22/2017		2,000	2,000
Niigata Prefecture
1.870% due 11/29/2016 †	JPY	200,000	1,978
Osaka Prefecture
1.900% due 10/28/2016 †		161,000	1,590
Province of British Columbia
1.200% due 04/25/2017		$16,068	16,100
Province of Ontario
1.067% due 11/23/2017		4,441	4,445
Saitama Prefecture
1.900% due 11/29/2016 †	JPY	80,000	791
State of North Rhine-Westphalia
1.043% due 04/28/2017		$30,600	30,639
1.079% due 05/03/2017		35,000	35,052

Total Sovereign Issues (Cost $203,198)			203,340

SHORT-TERM INSTRUMENTS 40.0%

CERTIFICATES OF DEPOSIT 1.7%
Barclays Bank PLC
1.274% due 02/17/2017		1,200	1,202
Credit Suisse AG
1.400% due 05/03/2017		126,200	126,304
Sumitomo Mitsui Banking Corp.
1.129% due 05/02/2017		6,100	6,092

			133,598

COMMERCIAL PAPER 4.5%
AutoNation, Inc.
1.300% due 10/07/2016		40,000	39,993
Deutsche Telekom AG
1.016% due 10/11/2016		10,000	9,998
Electricite de France S.A.
1.060% due 11/03/2016		58,500	58,458
1.246% due 01/06/2017		800	798
1.275% due 01/06/2017		1,000	997
1.510% due 01/09/2017		51,350	51,198
Entergy Corp.
1.200% due 10/06/2016		10,000	9,999
1.200% due 10/14/2016		3,400	3,399
Schlumberger Holdings
1.050% due 12/01/2016		32,800	32,755
1.050% due 12/06/2016		10,000	9,984
Sempra Energy Holdings
0.960% due 10/17/2016		2,100	2,099
Thermo Fisher Scientific, Inc.
1.550% due 10/11/2016		11,500	11,497
1.550% due 10/14/2016		70,000	69,979
Thomson Reuters Corp.
1.016% due 10/24/2016		1,200	1,199
1.070% due 10/26/2016		46,000	45,976
1.120% due 10/14/2016		20,550	20,545

			368,874

REPURCHASE AGREEMENTS (d) 33.2%
			2,698,000

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.3%
CarMax Auto Owner Trust
0.650% due 04/17/2017	$1,882	$1,881
Chrysler Capital Auto Receivables Trust
0.680% due 04/17/2017	4,408	4,408
Ford Credit Auto Lease Trust
0.670% due 03/15/2017	3,478	3,478
Nissan Auto Lease Trust
0.750% due 09/15/2017	11,000	10,999

		20,766

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 0.3%
4.390% due 11/24/2016 (b)(c)	MXN	437,000	$22,380

U.S. TREASURY BILLS 0.0%
0.270% due 10/06/2016 - 03/09/2017 (a)(b)(f)		$1,471	1,471

Total Short-Term Instruments (Cost $3,245,495)			3,245,089

Total Investments in Securities (Cost $8,236,282)			8,238,553

MARKET VALUE (000S)
Total Investments 101.5% (Cost $8,236,282)	$8,238,553

Financial Derivative Instruments (e) 0.1% (Cost or Premiums, net $0)	6,138

Other Assets and Liabilities, net (1.6)%	(127,174)

Net Assets 100.0%	$8,117,517

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC, which is a 100% owned subsidiary of the Portfolio.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.530%	10/03/2016	10/04/2016	$40,000	U.S. Treasury Notes 1.375% due 05/31/2020	$(40,844)	$40,000	$40,000
	0.750	09/30/2016	10/03/2016	365,800	U.S. Treasury Notes 1.375% - 2.750% due 05/31/2020 - 02/15/2024	(372,659)	365,800	365,823
BOS	0.550	10/03/2016	10/04/2016	98,700	U.S. Treasury Bonds 3.625% - 3.750% due 08/15/2043 - 11/15/2043	(101,480)	98,700	98,700
	1.300	09/30/2016	10/03/2016	35,900	U.S. Treasury Bonds 3.625% due 02/15/2044	(36,453)	35,900	35,904
DEU	1.300	09/30/2016	10/03/2016	32,300	U.S. Treasury Bonds 3.125% due 02/15/2043	(32,767)	32,300	32,303
FAR	1.280	09/30/2016	10/03/2016	61,900	U.S. Treasury Notes 1.500% due 10/31/2019	(63,089)	61,900	61,907
	1.300	09/30/2016	10/03/2016	350,000	Freddie Mac 3.500% due 09/01/2045	(360,130)	350,000	350,038
GSC	1.250	09/30/2016	10/03/2016	40,300	Ginnie Mae 3.500% due 03/20/2046	(41,657)	40,300	40,304
MBC	1.300	09/30/2016	10/03/2016	475,900	U.S. Treasury Notes 1.375% due 09/30/2020 - 01/31/2021	(490,586)	475,900	475,952
RDR	1.250	09/30/2016	10/03/2016	1,084,500	U.S. Treasury Notes 1.750% - 3.625% due 08/15/2019 - 09/30/2022	(1,105,942)	1,084,500	1,084,613
SAL	0.550	10/03/2016	10/04/2016	1,000	U.S. Treasury Notes 2.250% due 11/15/2024	(1,021)	1,000	1,000
SCX	1.000	09/30/2016	10/03/2016	111,700	U.S. Treasury Notes 1.750% due 05/15/2023	(113,611)	111,700	111,709

Total Repurchase Agreements						$(2,760,239)	$2,698,000	$2,698,253

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BCY	$405,823	$0	$0	$405,823	$(413,503)	$(7,680)
BOS	134,604	0	0	134,604	(137,933)	(3,329)
DEU	32,303	0	0	32,303	(32,767)	(464)
FAR	411,945	0	0	411,945	(423,219)	(11,274)
GSC	40,304	0	0	40,304	(41,657)	(1,353)
MBC	475,952	0	0	475,952	(490,586)	(14,634)
RDR	1,084,613	0	0	1,084,613	(1,105,942)	(21,329)
SAL	1,000	0	0	1,000	(1,021)	(21)
SCX	111,709	0	0	111,709	(113,611)	(1,902)

Total Borrowings and Other Financing Transactions	$2,698,253	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	169

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
AZD	11/2016		AUD	6,941		$5,086	$0	$(228)
	12/2016			5,705		4,402	37	0
BOA	10/2016		DKK	1,165,113		177,537	2,657	(988)
	10/2016	†	JPY	250,000		2,495	27	0
	11/2016	†		250,000		2,497	27	0
	01/2017		DKK	887,413		136,641	2,094	(2)
	04/2017			429,560		64,606	0	(801)
	04/2017			$176	DKK	1,160	1	0
BPS	11/2016		MXN	433,300		$22,594	368	0
	01/2017		DKK	410,420		61,208	0	(1,019)
CBK	10/2016	†	JPY	1,203,900		11,891	16	(3)
	11/2016		AUD	22,651		16,708	0	(630)
	11/2016	†	JPY	1,170,000		11,520	8	(46)
	11/2016	†		$6,749	JPY	683,900	3	0
	12/2016	†	JPY	40,000		$394	0	(2)
	01/2017		DKK	479,189		74,285	1,631	0
	03/2017		GBP	15,065		21,854	2,237	0
DUB	10/2016		DKK	4,655		695	0	(8)
	01/2017			234,000		34,831	0	(648)
GLM	10/2016	†	JPY	13,100		130	1	0
	01/2017		DKK	11,150		1,659	0	(31)
HUS	10/2016			1,360,400		205,783	1,461	(1,024)
SCX	10/2016			527,600		80,403	764	0
	10/2016	†	JPY	4,200		41	0	0
SOG	10/2016			$716	DKK	4,653	0	(14)
	01/2017			1,514		9,800	0	(28)
SSB	01/2017		DKK	207,669		$31,925	439	0
UAG	10/2016	†	JPY	864,000		8,550	23	0
	10/2016	†		$6,909	JPY	700,000	0	(6)
	11/2016	†	JPY	500,000		$4,984	44	0
	12/2016	†		1,200,000		11,724	0	(150)
	04/2017		DKK	262,013		39,823	0	(72)

Total Forward Foreign Currency Contracts							$11,838	$(5,700)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(f)	Securities with an aggregate market value of $1,044 and cash of $270 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
PIMCO Short-Term Floating NAV Portfolio III
AZD	$37	$0	$0	$37	$(228)	$0	$0	$(228)	$(191)	$0	$(191)
BOA	4,752	0	0	4,752	(1,791)	0	0	(1,791)	2,961	(4,070)	(1,109)
BPS	368	0	0	368	(1,019)	0	0	(1,019)	(651)	321	(330)
CBK	3,868	0	0	3,868	(630)	0	0	(630)	3,238	(3,560)	(322)
DUB	0	0	0	0	(656)	0	0	(656)	(656)	723	67
GLM	0	0	0	0	(31)	0	0	(31)	(31)	0	(31)
HUS	1,461	0	0	1,461	(1,024)	0	0	(1,024)	437	(880)	(443)
SCX	764	0	0	764	0	0	0	0	764	(1,396)	(632)
SOG	0	0	0	0	(42)	0	0	(42)	(42)	0	(42)

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2016 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (1)
SSB	$439	$0	$0	$439	$0	$0	$0	$0	$439	$(540)	$(101)
UAG	0	0	0	0	(72)	0	0	(72)	(72)	0	(72)

PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC (Subsidiary)
BOA	54	0	0	54	0	0	0	0	54	0	54
CBK	27	0	0	27	(51)	0	0	(51)	(24)	0	(24)
GLM	1	0	0	1	0	0	0	0	1	0	1
UAG	67	0	0	67	(156)	0	0	(156)	(89)	270	181

Total Over the Counter	$11,838	$0	$0	$11,838	$(5,700)	$0	$0	$(5,700)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,838	$0	$11,838

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,700	$0	$5,700

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(322,405)	$0	$(322,405)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,212)	$0	$(4,212)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	171

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

September 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,449,236	$0	$3,449,236
Industrials	0	854,236	0	854,236
Utilities	0	375,859	0	375,859
U.S. Government Agencies	0	6,012	0	6,012
Asset-Backed Securities	0	104,781	0	104,781
Sovereign Issues	0	203,340	0	203,340
Short-Term Instruments
Certificates of Deposit	0	133,598	0	133,598
Commercial Paper	0	368,874	0	368,874
Repurchase Agreements	0	2,698,000	0	2,698,000
Short-Term Notes	0	20,766	0	20,766

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Mexico Treasury Bills	$0	$22,380	$0	$22,380
U.S. Treasury Bills	0	1,471	0	1,471

Total Investments	$0	$8,238,553	$0	$8,238,553

Financial Derivative Instruments - Assets
Over the counter	$0	$11,838	$0	$11,838

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(5,700)	$0	$(5,700)

Totals	$0	$8,244,691	$0	$8,244,691

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Notes to Financial Statements

September 30, 2016 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each a “Portfolio” and collectively the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of

Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	173

Notes to Financial Statements (Cont.)

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Portfolio.

Distribution Frequency
Portfolio Name	Declared	Distributed
PIMCO Short-Term NAV Portfolio II	Daily	Monthly
PIMCO Short-Term NAV Portfolio III	Daily	Monthly
PIMCO Asset-Backed Securities Portfolio	Quarterly	Quarterly
PIMCO Emerging Markets Portfolio	Quarterly	Quarterly
PIMCO High Yield Portfolio	Quarterly	Quarterly
PIMCO International Portfolio	Quarterly	Quarterly
PIMCO Investment Grade Corporate Portfolio	Quarterly	Quarterly
PIMCO Long Duration Corporate Bond Portfolio	Quarterly	Quarterly
PIMCO Low Duration Portfolio	Quarterly	Quarterly
PIMCO Moderate Duration Portfolio	Quarterly	Quarterly
PIMCO Mortgage Portfolio	Quarterly	Quarterly
PIMCO Municipal Sector Portfolio	Quarterly	Quarterly
PIMCO Real Return Portfolio	Quarterly	Quarterly
PIMCO Senior Floating Rate Portfolio	Quarterly	Quarterly
PIMCO Short-Term Portfolio	Quarterly	Quarterly
PIMCO U.S. Government Sector Portfolio	Quarterly	Quarterly

Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) Statements of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the entity’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the entity had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or sale-buyback transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Portfolios’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also

174	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2016 (Unaudited)

change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Portfolio’s shares is based on the Portfolio’s NAV. The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Portfolio or class, by the total number of shares outstanding of that Portfolio or class. On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved Pricing Services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	175

Notes to Financial Statements (Cont.)

Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the

Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

176	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2016 (Unaudited)

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in

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unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates  Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the

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Portfolios. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Portfolio Name	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Asset-Backed Securities Portfolio	$383,193	$1,472,159	$(1,584,400)	$(255)	$528	$271,225	$1,859	$0
PIMCO Emerging Markets Portfolio	114,748	456,801	(332,700)	102	(31)	238,920	700	0
PIMCO High Yield Portfolio	26,844	322,555	(309,300)	34	(8)	40,125	155	0
PIMCO Investment Grade Corporate Portfolio	7,532	482,652	(479,900)	(3)	(1)	10,280	52	0
PIMCO Long Duration Corporate Bond Portfolio	15,393	2,176,055	(2,107,300)	(29)	0	84,119	254	0
PIMCO Mortgage Portfolio	2,753	726,793	(577,500)	13	(9)	152,050	193	0
PIMCO Municipal Sector Portfolio	2,859	8,021	(5,700)	2	2	5,184	22	0
PIMCO Real Return Portfolio	41,058	185,127	(225,500)	8	(6)	687	27	0
PIMCO Senior Floating Rate Portfolio	2,425	5,105	(6,700)	0	1	831	5	0
PIMCO Short-Term Portfolio	114,643	184,460	(260,900)	85	(44)	38,244	360	0
PIMCO U.S. Government Sector Portfolio	150	165,920	(159,800)	(1)	1	6,270	20	0
PIMCO International Portfolio	234,947	421,161	(388,999)	(838)	961	267,232	1,362	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(c) in the Notes to Financial Statements for more information.

(b) Investments in Securities

Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio or Portfolios. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s

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insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2016, the PIMCO Senior Floating Rate Portfolio had $10,952 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of

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the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Portfolios at September 30, 2016 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Portfolios may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Portfolios may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  Certain Portfolios may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a

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Portfolio. The location of these instruments in each Portfolio’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Portfolios may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Portfolios may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

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(a) Forward Foreign Currency Contracts  Certain Portfolios may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Portfolios may write or purchase options to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a

Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  Certain Portfolios may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  Certain Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives a Portfolio the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Notes to Financial Statements (Cont.)

Inflation-Capped Options  Certain Portfolios may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  Certain Portfolios may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Interest Rate-Capped Options  Certain Portfolios may write or purchase interest rate-capped options to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Options on Exchange-Traded Futures Contracts  Certain Portfolios may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  Certain Portfolios may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  Certain Portfolios may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Portfolio’s investment policies and restrictions, swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is

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selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Certain Portfolios may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to,

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Notes to Financial Statements (Cont.)

investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Portfolios may enter into total return swap agreements to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

(e) Warrants  Certain Portfolios may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants

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are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

7. PRINCIPAL RISKS

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolios may be subject to, please see the Important Information About the Portfolios.

Market Risks  A Portfolio’s investments in financial derivative instruments and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Portfolio will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by the Portfolio’s management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Portfolios may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If a Portfolio lost enough value, the Portfolio could face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Portfolio. Also, the Portfolio may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Portfolio in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Portfolio’s liquidity and net asset value. Such transactions may also increase the Portfolio’s transaction costs or otherwise cause the Portfolio to perform differently than intended. Moreover, the Portfolio is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged.

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Notes to Financial Statements (Cont.)

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Portfolio’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Portfolio. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Portfolios through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Portfolio exceed a predetermined threshold, such counterparty shall advance collateral to the Portfolio in the form of cash or securities equal in value to the unpaid amount owed to the Portfolio. A Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting

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purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared

OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC

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Notes to Financial Statements (Cont.)

(Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective Offering Memorandum and Offering Memorandum Supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund (amounts in thousands).

	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III
	PIMCO International Portfolio Subsidiary, LLC	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC
Date of Incorporation	03/20/2014	03/20/2014
Subscription Agreement	03/20/2014	03/20/2014
Portfolio Net Assets	$743,403	$8,117,517
Subsidiary % of Portfolio Net Assets	7.4%	0.0%
Subsidiary Financial Statement Information
Total assets	$100,080	$48,004
Total liabilities	166	8,217
Net assets	$99,914	$39,787
Total income	(62)	(1,048)
Net investment income (loss)	(62)	(1,048)
Net realized gain (loss)	457	10,384
Net change in unrealized appreciation (depreciation)	(54)	407
Increase (decrease) in net assets resulting from operations	$341	$9,743

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

190	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2016 (Unaudited)

The Investment Advisory Fees and Supervisory and Administrative Fees for each Portfolio is are charged at an annual rate as noted in the following table (calculated as a percentage of each Portfolio’s average daily net assets attributable to each Portfolio):

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO Asset-Backed Securities Portfolio	0.02%		0.03%
PIMCO Emerging Markets Portfolio	0.02%		0.10%
PIMCO High Yield Portfolio	0.02%		0.03%
PIMCO Investment Grade Corporate Portfolio	0.02%		0.03%
PIMCO Long Duration Corporate Bond Portfolio	0.02%		0.03%
PIMCO Low Duration Portfolio	0.02%		0.03%
PIMCO Moderate Duration Portfolio	0.02%		0.03%
PIMCO Mortgage Portfolio	0.02%		0.03%
PIMCO Municipal Sector Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Senior Floating Rate Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO U.S. Government Sector Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each Investing Fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Portfolio of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Expense Limitation  Pursuant to the PIMCO Funds Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Portfolios’ Supervisory and Administrative Fee, or reimburse the Portfolios, to the extent that the payment of each Portfolio’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	191

Notes to Financial Statements (Cont.)

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed to PIMCO, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the Expense Limit. The recoverable amounts to PIMCO at September 30, 2016 were (amounts in thousands):

	Expiring within
Portfolio Name	12 months	13 - 24 months	25 - 36 months	Total
PIMCO Low Duration Portfolio	$1	$2	$1	$4
PIMCO Moderate Duration Portfolio	1	2	$2	5

(e) Distributor  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Portfolios below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Portfolio Name	Purchases	Sales
PIMCO Emerging Markets Portfolio	$26,803	$0
PIMCO High Yield Portfolio	27,767	51,901
PIMCO Investment Grade Corporate Portfolio	252,861	101,079
PIMCO Long Duration Corporate Bond Portfolio	123,586	374,252
PIMCO Low Duration Portfolio	1,768	391
PIMCO Moderate Duration Portfolio	6,199	0
PIMCO Real Return Portfolio	16,586	9,704
PIMCO Senior Floating Rate Portfolio	125	2,189
PIMCO Short-Term Portfolio	4,667	0
PIMCO Short-Term Floating NAV Portfolio II	1,366,150	204,532
PIMCO Short-Term Floating NAV Portfolio III	3,712,081	737,373

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

192	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2016 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands†):

	U S Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$2,911,082	$2,478,038	$1,181,503	$65,975
PIMCO Emerging Markets Portfolio	0	0	64,757	242,417
PIMCO High Yield Portfolio	0	0	143,805	148,588
PIMCO Investment Grade Corporate Portfolio	875,841	1,033,587	660,109	590,907
PIMCO Long Duration Corporate Bond Portfolio	6,927,808	6,361,057	1,402,833	1,823,344
PIMCO Low Duration Portfolio	116,712	103,070	13,859	18,204
PIMCO Moderate Duration Portfolio	919,061	838,124	59,224	77,955
PIMCO Mortgage Portfolio	35,506,183	34,627,369	36,123	56,323
PIMCO Municipal Sector Portfolio	0	0	0	1,984
PIMCO Real Return Portfolio	1,236,008	1,057,234	100,346	206,368
PIMCO Senior Floating Rate Portfolio	0	0	5,631	4,370
PIMCO Short-Term Portfolio	426,604	305,003	77,990	22,306
PIMCO Short-Term Floating NAV Portfolio II	128,861	214,512	664,838	334,913
PIMCO U.S. Government Sector Portfolio	205,463	248,541	8,183	8,797
PIMCO International Portfolio	12,300	24,627	138,957	119,459
PIMCO Short-Term Floating NAV Portfolio III	803,222	1,317,479	1,880,602	2,457,940

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Asset-Backed Securities Portfolio				PIMCO Emerging Markets Portfolio
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	104,658	$1,288,064	71,161	$880,363	10,009	$96,380	37,954	$369,179
Issued as reinvestment of distributions	2,768	34,382	3,853	47,310	0	0	8,391	75,171
Cost of shares redeemed	(32,921)	(411,541)	(30,141)	(372,667)	(17,860)	(171,473)	(39,994)	(379,432)
Net increase (decrease) resulting from Portfolio share transactions	74,505	$910,905	44,873	$555,006	(7,851)	$(75,093)	6,351	$64,918

	PIMCO High Yield Portfolio				PIMCO Investment Grade Corporate Portfolio
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	28,229	$210,421	63,796	$471,615	56,115	$546,466	47,446	$457,318
Issued as reinvestment of distributions	3,005	22,542	6,265	44,689	3,260	31,643	12,041	116,200
Cost of shares redeemed	(26,290)	(198,745)	(46,926)	(337,446)	(76,150)	(741,435)	(79,561)	(794,606)
Net increase (decrease) resulting from Portfolio share transactions	4,944	$34,218	23,135	$178,858	(16,775)	$(163,326)	(20,074)	$(221,088)

	PIMCO Long Duration Corporate Bond Portfolio				PIMCO Low Duration Portfolio
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	115,111	$1,382,529	295,207	$3,405,458	170	$1,681	4,115	$40,347
Issued as reinvestment of distributions	33,321	399,811	133,706	1,474,315	81	800	367	3,589
Cost of shares redeemed	(254,303)	(3,038,308)	(461,752)	(5,382,579)	(13)	(128)	(26,074)	(255,264)
Net increase (decrease) resulting from Portfolio share transactions	(105,871)	$(1,255,968)	(32,839)	$(502,806)	238	$2,353	(21,592)	$(211,328)

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	193

Notes to Financial Statements (Cont.)

	PIMCO Moderate Duration Portfolio				PIMCO Mortgage Portfolio
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,596	$16,147	7,631	$75,500	23,553	$261,740	38,627	$423,965
Issued as reinvestment of distributions	349	3,501	797	7,831	2,105	23,493	6,901	74,390
Cost of shares redeemed	(223)	(2,238)	(17,587)	(173,818)	(13,961)	(155,580)	(123,733)	(1,358,578)
Net increase (decrease) resulting from Portfolio share transactions	1,722	$17,410	(9,159)	$(90,487)	11,697	$129,653	(78,205)	$(860,223)

	PIMCO Municipal Sector Portfolio				PIMCO Real Return Portfolio
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	495	$3,790	1,532	$12,308	4,855	$44,670	16,231	$143,117
Issued as reinvestment of distributions	338	2,579	2,168	16,874	1,138	10,493	1,352	11,685
Cost of shares redeemed	(1,314)	(10,068)	(3,586)	(29,005)	(11,240)	(104,065)	(50,703)	(442,463)
Net increase (decrease) resulting from Portfolio share transactions	(481)	$(3,699)	114	$177	(5,247)	$(48,902)	(33,120)	$(287,661)

	PIMCO Senior Floating Rate Portfolio				PIMCO Short-Term Portfolio
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	0	$0	54	$546	1,460	$13,680	21,995	$210,250
Issued as reinvestment of distributions	33	319	130	1,261	840	7,891	3,008	28,428
Cost of shares redeemed	(447)	(4,335)	(2,604)	(25,986)	(2,754)	(26,063)	(78,033)	(742,451)
Net increase (decrease) resulting from Portfolio share transactions	(414)	$(4,016)	(2,420)	$(24,179)	(454)	$(4,492)	(53,030)	$(503,773)

	PIMCO Short-Term Floating NAV Portfolio II				PIMCO U.S. Government Sector Portfolio
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,148,610	$11,497,950	2,544,247	$25,460,159	35,423	$326,440	136,074	$1,226,677
Issued as reinvestment of distributions	1,532	15,336	1,456	14,574	1,924	17,622	5,684	50,683
Cost of shares redeemed	(1,195,798)	(11,970,396)	(2,656,518)	(26,584,158)	(20,161)	(185,415)	(147,507)	(1,339,751)
Net increase (decrease) resulting from Portfolio share transactions	(45,656)	$(457,110)	(110,815)	$(1,109,425)	17,186	$158,647	(5,749)	$(62,391)

	PIMCO International Portfolio				PIMCO Short-Term Floating NAV Portfolio III
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016		Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares~	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	12,159	$93,900	23,538	$209,181	10,198,036	$100,798,560	21,780,771	$215,779,151
Issued as reinvestment of distributions	0	0	14,145	121,283	6,667	65,902	22,068	218,296
Cost of shares redeemed	(19,783)	(153,151)	(39,482)	(357,017)	(11,249,311)	(111,189,186)	(23,611,956)	(233,924,700)
Net increase (decrease) resulting from Portfolio share transactions	(7,624)	$(59,251)	(1,799)	$(26,553)	(1,044,608)	$(10,324,724)	(1,809,117)	$(17,927,253)

~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

194	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2016 (Unaudited)

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non Related Parties	Related Parties *	Non Related Parties	Related Parties *
PIMCO Emerging Markets Portfolio	1	0	14%	0%
PIMCO High Yield Portfolio	1	0	13%	0%
PIMCO Investment Grade Corporate Portfolio	1	0	14%	0%
PIMCO Long Duration Corporate Bond Portfolio	1	0	18%	0%
PIMCO Low Duration Portfolio	3	0	100%	0%
PIMCO Moderate Duration Portfolio	3	0	89%	0%
PIMCO Mortgage Portfolio	1	0	17%	0%
PIMCO Municipal Sector Portfolio	2	0	37%	0%
PIMCO Real Return Portfolio	1	0	18%	0%
PIMCO Senior Floating Rate Portfolio	3	0	84%	0%
PIMCO Short-Term Portfolio	1	0	30%	0%
PIMCO Short-Term Floating NAV Portfolio II	1	0	11%	0%
PIMCO U.S. Government Sector Portfolio	1	0	19%	0%
PIMCO International Portfolio	1	0	18%	0%
PIMCO Short-Term Floating NAV Portfolio III	0	1	0%	18%

*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

At a meeting held on May 11-12, 2015, the Board of Trustees of the PIMCO Funds approved a reverse share split for PIMCO International Portfolio, pursuant to which shareholders received one share in exchange for every two shares of the PIMCO International Portfolio.

The reverse share split was effective August 7, 2015. While the reverse share split reduced the number of outstanding shares of the Portfolio, it proportionately increased the NAV per share of the Portfolio such that the aggregate market value of the Portfolio’s shares remained the same. The reverse share split resulted in a NAV per share closer to $10.00. The reverse share split does not alter the rights or total value of a shareholder’s investment in the Portfolio, nor is it a taxable event for Portfolio investors.

The Shares of Beneficial Interest and Financial Highlights prior to August 7, 2015 for the Portfolio have been adjusted to reflect the reverse share split.

14. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Portfolio or on PIMCO’s ability to provide investment management services to any Portfolio.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2016, the Portfolios have recorded no liability for net unrecognized tax benefits

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	195

Notes to Financial Statements (Cont.)

relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, certain Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Offering Memorandum.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

As of March 31, 2016, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands†). The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (1)
	03/31/2017	03/31/2018	03/31/2019
PIMCO Asset-Backed Securities Portfolio	$0	$0	$0
PIMCO Emerging Markets Portfolio	0	3,509	0
PIMCO High Yield Portfolio	0	125,765	0
PIMCO Investment Grade Corporate Portfolio	0	0	0
PIMCO Long Duration Corporate Bond Portfolio	0	0	0
PIMCO Low Duration Portfolio	0	0	0
PIMCO Moderate Duration Portfolio	0	0	0
PIMCO Mortgage Portfolio	0	0	0
PIMCO Municipal Sector Portfolio	0	0	0
PIMCO Real Return Portfolio	0	0	0
PIMCO Senior Floating Rate Portfolio	0	0	0
PIMCO Short-Term Portfolio *	85,425	73,668	86,545
PIMCO Short-Term Floating NAV Portfolio II	0	0	0
PIMCO U.S. Government Sector Portfolio	0	0	0
PIMCO International Portfolio	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

196	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2016 (Unaudited)

Under the Regulated Investment Company Act of 2010, a Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†)(1):

	Short-Term	Long-Term
PIMCO Asset-Backed Securities Portfolio	$2,903	$5,245
PIMCO Emerging Markets Portfolio	0	0
PIMCO High Yield Portfolio	50,978	0
PIMCO Investment Grade Corporate Portfolio	0	0
PIMCO Long Duration Corporate Bond Portfolio	0	0
PIMCO Low Duration Portfolio *	3,847	2,746
PIMCO Moderate Duration Portfolio	0	0
PIMCO Mortgage Portfolio	0	74,711
PIMCO Municipal Sector Portfolio	0	0
PIMCO Real Return Portfolio	33,145	21,615
PIMCO Senior Floating Rate Portfolio *	63	1,591
PIMCO Short-Term Portfolio *	5,031	65,470
PIMCO Short-Term Floating NAV Portfolio II	0	28
PIMCO U.S. Government Sector Portfolio	82,161	18,595
PIMCO International Portfolio	22,338	0
PIMCO Short-Term Floating NAV Portfolio III	16,883	14,324

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (2)
PIMCO Asset-Backed Securities Portfolio	$3,339,952	$70,542	$(38,223)	$32,319
PIMCO Emerging Markets Portfolio	786,498	10,486	(41,327)	(30,841)
PIMCO High Yield Portfolio	688,282	36,788	(29,534)	7,254
PIMCO Investment Grade Corporate Portfolio	2,192,306	112,865	(14,497)	98,368
PIMCO Long Duration Corporate Bond Portfolio	22,394,619	1,906,340	(201,728)	1,704,612
PIMCO Low Duration Portfolio	159,353	1,430	(35)	1,395
PIMCO Moderate Duration Portfolio	536,484	6,567	(92)	6,475
PIMCO Mortgage Portfolio	5,321,547	70,820	(48,934)	21,886
PIMCO Municipal Sector Portfolio	127,756	20,104	0	20,104
PIMCO Real Return Portfolio	2,215,496	58,619	(3,276)	55,343
PIMCO Senior Floating Rate Portfolio	19,474	168	(21)	147
PIMCO Short-Term Portfolio	718,760	12,790	(16,808)	(4,018)
PIMCO Short-Term Floating NAV Portfolio II	4,003,764	1,069	(320)	749
PIMCO U.S. Government Sector Portfolio	2,712,488	121,104	(32,985)	88,119
PIMCO International Portfolio	757,903	9,158	(15,147)	(5,989)
PIMCO Short-Term Floating NAV Portfolio III	8,236,347	8,031	(5,825)	2,206

(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	197

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NSL	Nomura International PLC
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NXN	Natixis New York
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JML	JPMorgan Securities PLC	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank PLC	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	NAB	National Australia Bank Ltd.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.EM	Credit Derivatives Index - Emerging Markets	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	MTGEFNCL	FNMA 30-Year Coupon Index
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPI	France Consumer Price Index	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index	USSW	10-Year USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	IOS.FN.650.67	Fannie Mae 6.5% Interest Only Synthetic Total Return Swap Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	FSB	Federal Savings Bank	SP - ADR	Sponsored American Depositary Receipt
BP CDO	Basis Points Collateralized Debt Obligation	JIBAR JSC	Johannesburg Interbank Agreed Rate Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

198	PRIVATE ACCOUNT PORTFOLIO SERIES

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and a significant amount of information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust and each of the Portfolios. In considering whether to approve the renewal of the Agreements, the Board reviewed additional information, including, but not limited to, data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO, information regarding the profitability to PIMCO of its relationship with the Portfolios, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios, and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements.

(b) Review Process  In connection with the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel, and Resources  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. In addition, the Board considered the nature and quality of services

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	199

Approval of Investment Advisory Contract and Other Agreements (Cont.)

provided by PIMCO to the wholly-owned subsidiaries of certain applicable Portfolios.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Portfolios do business, to manage collateral, and to protect the Portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements are likely to continue to benefit the Portfolios and their shareholders.

(b) Other Services  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided or procured by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including materials provided in advance of the August 15-16, 2016 meeting. The Board considered those Portfolios that had outperformed their respective benchmarks on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Portfolios over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the

200	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

bond market and related research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Portfolios. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective wholly-owned subsidiaries. The Board noted the unique structure of the Portfolios, in that only separate account clients of PIMCO or other registered investment companies managed by PIMCO, in the case of the PAPS Short-Term Floating NAV Portfolio III, are eligible to invest in the Portfolios. The Board also noted that the structure of the Portfolios provides separate account clients with simplified custody and accounting. The Board took notice of the fact that separate account clients pay separate account fees to PIMCO and, that under those separate account agreements, PIMCO offsets all of the advisory fees and, with respect to many Portfolios, fully or partially offsets the supervisory and administrative fees it receives from the Portfolios against the separate account fees.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients of PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their separate accounts. The Board noted that these Portfolios were established primarily as a means of giving certain separate account clients exposure to particular market sectors in a more efficient manner than if the separate account clients were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III is used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO. The Board also considered the differences between the services provided to separate account clients and other clients of PIMCO.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Portfolios as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. Additionally, the Board noted that profit margins with respect to the Portfolios were within the ranges of publicly held investment management companies reported by Lipper, Inc. and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale.

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	201

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO supported the renewal of the Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the fees paid to PIMCO by the Portfolios under the Agreements, and that the renewal of the Agreements was in the best interests of the Portfolios and their shareholders.

202	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS4001SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

PIMCO Investment Grade Corporate Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

2	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■	Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Chairman’s Letter (Cont.)

returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Important Information About the PIMCO Investment Grade Corporate Bond Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the PIMCO Investment Grade Corporate Bond Fund (Cont.)

risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain

6	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Investment Grade Corporate Bond Fund	04/28/00	04/28/00	04/30/08	09/30/02	07/30/04	07/30/04	07/30/04	—	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

Important Information About the PIMCO Investment Grade Corporate Bond Fund (Cont.)

providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO Investment Grade Corporate Bond Fund

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	6.36%	9.90%	6.85%	7.82%	8.01%
PIMCO Investment Grade Corporate Bond Fund Class P	6.30%	9.79%	6.74%	7.72%	7.90%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	6.22%	9.62%	6.58%	7.55%	7.74%
PIMCO Investment Grade Corporate Bond Fund Class D	6.14%	9.46%	6.42%	7.40%	7.58%
PIMCO Investment Grade Corporate Bond Fund Class A	6.14%	9.46%	6.42%	7.39%	7.58%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	2.12%	5.36%	5.61%	6.99%	7.33%
PIMCO Investment Grade Corporate Bond Fund Class C	5.74%	8.64%	5.63%	6.60%	6.78%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	4.74%	7.64%	5.63%	6.60%	6.78%
Bloomberg Barclays U.S. Credit Index	4.76%	8.30%	4.83%	5.77%	6.39%
Lipper Corporate Debt Funds BBB-Rated Funds Average	5.31%	8.44%	4.85%	5.55%	6.00%

All Fund returns are net of fees and expenses.

* Cumulative return.

Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.53% for Institutional Class shares, 0.63% for Class P shares, 0.78% for Administrative Class shares, 0.93% for Class D shares, 0.93% for Class A shares, and 1.68% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

10	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Institutional Class - PIGIX	Class P - PBDPX	Administrative Class - PGCAX	Class D - PBDDX
Class A - PBDAX	Class C - PBDCX

Allocation Breakdown as of 09/30/2016†§

Banking & Finance	32.8%
Industrials	25.0%
U.S. Treasury Obligations	18.2%
Utilities	7.3%
U.S. Government Agencies	5.6%
Short-Term Instruments‡	0.8%
Other	10.3%

†	% of Investments, at value.
‡	Includes Central Funds used for Cash Management Purposes.
§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Investment Objective and Strategy Overview

PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	An overweight to U.S. Preferred securities was positive for performance, as these securities outperformed the index on an excess return basis, relative to government securities.

»	An overweight to midstream energy/pipelines was positive for performance, as the sector outperformed the index.

»	An overweight to building materials was positive for performance, as the sector outperformed the index.

»	An underweight to metals and mining was negative for performance, as the sector outperformed the index.

»	An underweight to integrated oil was negative for performance, as the sector outperformed the index.

»	An underweight to chemicals was negative for performance, as the sector outperformed the index.

»	Tactical exposure to non-agency mortgage-backed securities was positive for performance, as these securities rallied.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

Expense Example PIMCO Investment Grade Corporate Bond Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,063.60	$2.72	$1,000.00	$1,022.71	$2.67	0.52%
Class P	1,000.00	1,063.00	3.24	1,000.00	1,022.20	3.18	0.62
Administrative Class	1,000.00	1,062.20	4.02	1,000.00	1,021.44	3.94	0.77
Class D	1,000.00	1,061.40	4.81	1,000.00	1,020.68	4.71	0.92
Class A	1,000.00	1,061.40	4.81	1,000.00	1,020.68	4.71	0.92
Class C	1,000.00	1,057.40	8.71	1,000.00	1,016.88	8.54	1.67

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Benchmark Description

Index*	Description

Bloomberg Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Bloomberg Barclays Credit Investment Grade Index.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Financial Highlights PIMCO Investment Grade Corporate Bond Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2016 - 09/30/2016+	$10.15	$0.21	$0.43	$0.64	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2016	10.78	0.39	(0.35)	0.04	(0.50)	(0.17)	0.00	(0.67)
03/31/2015	10.46	0.39	0.50	0.89	(0.41)	(0.16)	0.00	(0.57)
03/31/2014	11.14	0.38	(0.38)	0.00	(0.29)	(0.30)	(0.09)	(0.68)
03/31/2013	10.60	0.40	0.89	1.29	(0.52)	(0.23)	0.00	(0.75)
03/31/2012	10.57	0.46	0.39	0.85	(0.52)	(0.30)	0.00	(0.82)

Class P
04/01/2016 - 09/30/2016+	$10.15	$0.20	$0.44	$0.64	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2016	10.78	0.38	(0.35)	0.03	(0.49)	(0.17)	0.00	(0.66)
03/31/2015	10.46	0.38	0.50	0.88	(0.40)	(0.16)	0.00	(0.56)
03/31/2014	11.14	0.37	(0.38)	(0.01)	(0.28)	(0.30)	(0.09)	(0.67)
03/31/2013	10.60	0.39	0.89	1.28	(0.51)	(0.23)	0.00	(0.74)
03/31/2012	10.57	0.43	0.41	0.84	(0.51)	(0.30)	0.00	(0.81)

Administrative Class
04/01/2016 - 09/30/2016+	$10.15	$0.20	$0.43	$0.63	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2016	10.78	0.36	(0.35)	0.01	(0.47)	(0.17)	0.00	(0.64)
03/31/2015	10.46	0.36	0.51	0.87	(0.39)	(0.16)	0.00	(0.55)
03/31/2014	11.14	0.35	(0.37)	(0.02)	(0.27)	(0.30)	(0.09)	(0.66)
03/31/2013	10.60	0.38	0.88	1.26	(0.49)	(0.23)	0.00	(0.72)
03/31/2012	10.57	0.40	0.42	0.82	(0.49)	(0.30)	0.00	(0.79)

Class D
04/01/2016 - 09/30/2016+	$10.15	$0.19	$0.43	$0.62	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2016	10.78	0.35	(0.35)	0.00	(0.46)	(0.17)	0.00	(0.63)
03/31/2015	10.46	0.34	0.51	0.85	(0.37)	(0.16)	0.00	(0.53)
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)	(0.64)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00	(0.71)
03/31/2012	10.57	0.41	0.40	0.81	(0.48)	(0.30)	0.00	(0.78)

14	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

$10.59	6.36%	$6,248,931	0.52	%*	0.50	%*	3.91	%*	45%
10.15	0.52	4,152,882	0.53		0.50		3.78		87
10.78	8.75	4,015,131	0.51		0.50		3.62		86
10.46	0.15	2,744,578	0.50		0.50		3.52		88
11.14	12.39	6,378,075	0.50		0.50		3.64		165
10.60	8.29	4,404,375	0.50		0.50		4.31		124

$10.59	6.30%	$1,651,150	0.62	%*	0.60	%*	3.85	%*	45%
10.15	0.42	1,157,268	0.63		0.60		3.70		87
10.78	8.64	491,896	0.61		0.60		3.52		86
10.46	0.05	283,484	0.61		0.60		3.42		88
11.14	12.28	554,328	0.60		0.60		3.54		165
10.60	8.19	392,153	0.60		0.60		4.09		124

$10.59	6.22%	$400,280	0.77	%*	0.75	%*	3.70	%*	45%
10.15	0.27	333,506	0.78		0.75		3.54		87
10.78	8.48	174,403	0.76		0.75		3.38		86
10.46	(0.10)	139,977	0.76		0.75		3.27		88
11.14	12.11	238,471	0.75		0.75		3.39		165
10.60	8.03	172,288	0.75		0.75		3.83		124

$10.59	6.14%	$704,276	0.92	%*	0.90	%*	3.55	%*	45%
10.15	0.12	510,555	0.93		0.90		3.38		87
10.78	8.32	561,326	0.91		0.90		3.23		86
10.46	(0.25)	471,329	0.91		0.90		3.12		88
11.14	11.95	980,086	0.90		0.90		3.24		165
10.60	7.86	573,259	0.90		0.90		3.86		124

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Financial Highlights PIMCO Investment Grade Corporate Bond Fund (cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class A
04/01/2016 - 09/30/2016+	$10.15	$0.19	$0.43	$0.62	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2016	10.78	0.35	(0.35)	0.00	(0.46)	(0.17)	0.00	(0.63)
03/31/2015	10.46	0.35	0.50	0.85	(0.37)	(0.16)	0.00	(0.53)
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)	(0.64)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00	(0.71)
03/31/2012	10.57	0.41	0.40	0.81	(0.48)	(0.30)	0.00	(0.78)

Class C
04/01/2016 - 09/30/2016+	$10.15	$0.15	$0.43	$0.58	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2016	10.78	0.27	(0.35)	(0.08)	(0.38)	(0.17)	0.00	(0.55)
03/31/2015	10.46	0.27	0.50	0.77	(0.29)	(0.16)	0.00	(0.45)
03/31/2014	11.14	0.25	(0.37)	(0.12)	(0.17)	(0.30)	(0.09)	(0.56)
03/31/2013	10.60	0.28	0.89	1.17	(0.40)	(0.23)	0.00	(0.63)
03/31/2012	10.57	0.33	0.40	0.73	(0.40)	(0.30)	0.00	(0.70)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

16	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

$10.59	6.14%	$1,053,881	0.92	%*	0.90	%*	3.54	%*	45%
10.15	0.12	950,098	0.93		0.90		3.38		87
10.78	8.32	995,694	0.91		0.90		3.23		86
10.46	(0.25)	1,094,356	0.91		0.90		3.12		88
11.14	11.94	1,768,357	0.90		0.90		3.24		165
10.60	7.86	1,236,863	0.90		0.90		3.85		124

$10.59	5.74%	$639,010	1.67	%*	1.65	%*	2.79	%*	45%
10.15	(0.63)	535,409	1.68		1.65		2.63		87
10.78	7.51	563,939	1.66		1.65		2.48		86
10.46	(0.99)	607,225	1.66		1.65		2.37		88
11.14	11.12	1,003,538	1.65		1.65		2.49		165
10.60	7.06	660,637	1.65		1.65		3.11		124

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Statement of Assets and Liabilities PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$11,301,281
Investments in Affiliates	56,883
Financial Derivative Instruments
Exchange-traded or centrally cleared	10,028
Over the counter	42,745
Cash	2,470
Deposits with counterparty	21,231
Foreign currency, at value	13,130
Receivable for investments sold	41,490
Receivable for TBA investments sold	434,933
Receivable for Fund shares sold	20,570
Interest and/or dividends receivable	98,675
Dividends receivable from Affiliates	62
Total Assets	12,043,498

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$62,601
Payable for sale-buyback transactions	6,169
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,785
Over the counter	61,060
Payable for investments purchased	98,919
Payable for investments in Affiliates purchased	62
Payable for TBA investments purchased	1,057,680
Deposits from counterparty	19,735
Payable for Fund shares redeemed	26,101
Distributions payable	3,687
Accrued investment advisory fees	2,330
Accrued supervisory and administrative fees	2,787
Accrued distribution fees	655
Accrued servicing fees	369
Other liabilities	30
Total Liabilities	1,345,970

Net Assets	$10,697,528

Net Assets Consist of:
Paid in capital	$10,353,765
(Overdistributed) net investment income	(28,034)
Accumulated undistributed net realized gain	6,536
Net unrealized appreciation	365,261
Net Assets	$10,697,528

Cost of investments in securities	$10,969,255
Cost of investments in Affiliates	$56,883
Cost of foreign currency held	$13,142
Cost or premiums of financial derivative instruments, net	$(44,770)

* Includes repurchase agreements of:	$1,218

18	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Net Assets:
Institutional Class	$6,248,931
Class P	1,651,150
Administrative Class	400,280
Class D	704,276
Class A	1,053,881
Class C	639,010
Shares Issued and Outstanding:
Institutional Class	590,314
Class P	155,977
Administrative Class	37,813
Class D	66,530
Class A	99,556
Class C	60,365
Net Asset Value Per Share Outstanding:
Institutional Class	$10.59
Class P	10.59
Administrative Class	10.59
Class D	10.59
Class A	10.59
Class C	10.59

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Statement of Operations PIMCO Investment Grade Corporate Bond Fund

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$205,166
Dividends	1,595
Dividends from Investments in Affiliates	409
Total Income	207,170

Expenses:
Investment advisory fees	11,636
Supervisory and administrative fees	14,069
Distribution and/or servicing fees - Administrative Class	485
Distribution and/or servicing fees - Class D	787
Distribution fees - Class C	2,238
Servicing fees - Class A	1,286
Servicing fees - Class C	746
Trustee fees	30
Interest expense	999
Total Expenses	32,276

Net Investment Income	174,894

Net Realized Gain (Loss):
Investments in securities	83,633
Investments in Affiliates	61
Exchange-traded or centrally cleared financial derivative instruments	(31,939)
Over the counter financial derivative instruments	(3,057)
Foreign currency	(1,346)

Net Realized Gain	47,352

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	222,151
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	39,471
Over the counter financial derivative instruments	48,979
Foreign currency assets and liabilities	424

Net Change in Unrealized Appreciation	311,022

Net Increase in Net Assets Resulting from Operations	$533,268

* Foreign tax withholdings	$8

20	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase in Net Assets from:

Operations:
Net investment income	$174,894	$240,656
Net realized gain (loss)	47,352	(34,299)
Net change in unrealized appreciation (depreciation)	311,022	(168,839)

Net Increase in Net Assets Resulting from Operations	533,268	37,518

Distributions to Shareholders:
From net investment income
Institutional Class	(98,624)	(188,075)
Class P	(27,443)	(30,734)
Administrative Class	(6,900)	(8,660)
Class D	(10,731)	(22,712)
Class A	(17,503)	(41,642)
Class C	(7,913)	(19,382)
From net realized capital gains
Institutional Class	0	(60,831)
Class P	0	(10,366)
Administrative Class	0	(3,024)
Class D	0	(7,959)
Class A	0	(15,034)
Class C	0	(8,337)

Total Distributions(a)	(169,114)	(416,756)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	2,693,657	1,216,566

Total Increase in Net Assets	3,057,811	837,328

Net Assets:
Beginning of period	7,639,717	6,802,389
End of period*	$10,697,528	$7,639,717

*Including (overdistributed) net investment income of:	$(28,034)	$(33,814)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.7%

BANK LOAN OBLIGATIONS 4.7%
AABS Ltd.
4.875% due 01/10/2038	$11,465	$11,252
ABC Supply Co., Inc.
TBD% due 09/23/2023	3,900	3,913
Avago Technologies Cayman Ltd.
TBD% due 02/01/2023	32,057	32,478
AVAST Software BV
TBD% due 07/19/2022	3,500	3,523
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 (g)	17,550	17,901
Camelot Finance LP
TBD% due 09/07/2023	2,700	2,705
Charter Communications Operating LLC
3.250% due 08/24/2021	8,010	8,049
3.500% due 01/24/2023	2,687	2,707
Concordia International Corp.
5.250% due 10/21/2021	1,995	1,792
CPG International, Inc.
4.750% due 09/30/2020	8,962	8,990
Delos Finance SARL
3.588% due 03/06/2021	38,100	38,400
Delta Air Lines, Inc.
2.531% due 09/30/2019 (g)	22,923	22,903
2.792% due 05/09/2019 (g)	4,934	4,934
Diamond Resorts Corp.
7.000% due 08/11/2023	1,500	1,481
DJO Finance LLC
4.250% due 06/08/2020	1,000	982
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	99,538	99,953
Gardner Denver, Inc.
4.250% due 07/30/2020	2,139	2,077
Hail Corp.
4.703% due 07/15/2041	12,721	12,802
Hilton Worldwide Finance LLC
3.024% - 3.500% due 10/25/2023	29,237	29,488
3.500% due 10/26/2020	2,860	2,876
Las Vegas Sands LLC
3.250% due 12/19/2020	100,028	100,698
Nextstar Broadcasting, Inc.
TBD% due 09/21/2023	7,300	7,345
Nielsen Finance LLC
TBD% due 09/23/2023	1,500	1,507
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (g)	14,319	14,298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.860% - 6.110% due 06/24/2021 (g)	$9,720	$9,534
NXP B.V.
3.750% due 12/07/2020	8,187	8,212
Pennon Group PLC
5.125% due 12/15/2020	4,760	4,705
Rise Ltd.
4.750% due 01/31/2021 (g)	8,527	8,427
RPI Finance Trust
3.588% due 11/09/2020	14,188	14,269
T-Mobile USA, Inc.
3.500% due 11/09/2022	9,330	9,409
Texas Competitive Electric Holdings Co.
5.000% due 10/31/2017	9,007	9,074
Westmoreland Coal Co.
7.500% due 12/16/2020	1,305	1,018
Yum! Brands, Inc.
3.281% due 06/16/2023	3,392	3,424

Total Bank Loan Obligations (Cost $498,027)		501,126

CORPORATE BONDS & NOTES 69.1%

BANKING & FINANCE 34.8%
ABN AMRO Bank NV
4.750% due 07/28/2025	4,000	4,216
4.800% due 04/18/2026	3,000	3,193
6.250% due 09/13/2022	9,475	9,856
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019	500	512
4.500% due 05/15/2021	4,850	5,086
4.625% due 10/30/2020	6,900	7,262
5.000% due 10/01/2021	5,700	6,099
Air Lease Corp.
3.000% due 09/15/2023	200	198
3.375% due 06/01/2021	6,600	6,861
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023	5,000	5,252
4.300% due 01/15/2026	12,535	13,551
4.500% due 07/30/2029	2,700	2,909
Alleghany Corp.
5.625% due 09/15/2020	1,000	1,108
Ally Financial, Inc.
8.000% due 11/01/2031	2,000	2,475
Alpha Star Holding Ltd.
4.970% due 04/09/2019	9,000	8,750
American Express Co.
4.900% due 03/15/2020 (f)	1,875	1,852
American Financial Group, Inc.
3.500% due 08/15/2026	10,900	10,934

22	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American International Group, Inc.
3.750% due 07/10/2025		$9,200	$9,672
3.900% due 04/01/2026		16,662	17,672
4.125% due 02/15/2024		2,831	3,057
4.375% due 01/15/2055		4,000	3,822
4.500% due 07/16/2044		17,250	17,684
4.875% due 06/01/2022		13,675	15,407
6.250% due 05/01/2036		1,200	1,486
American Tower Corp.
3.500% due 01/31/2023		700	731
4.000% due 06/01/2025		21,500	23,052
4.400% due 02/15/2026		1,581	1,736
5.900% due 11/01/2021		3,202	3,739
AvalonBay Communities, Inc.
3.500% due 11/15/2024		18,945	19,884
4.200% due 12/15/2023		1,000	1,096
Aviation Capital Group Corp.
4.625% due 01/31/2018		11,600	12,035
6.750% due 04/06/2021		1,700	2,004
7.125% due 10/15/2020		10,050	11,872
Aviation Loan Trust
2.960% due 12/15/2022		3,647	3,339
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (f)	EUR	1,400	1,461
8.875% due 04/14/2021 (f)		8,200	9,700
Banco de Credito e Inversiones
3.000% due 09/13/2017		$600	609
Banco do Brasil S.A.
3.875% due 10/10/2022		5,000	4,725
6.250% due 04/15/2024 (f)		2,900	2,037
9.000% due 06/18/2024 (f)		5,393	4,685
Banco Santander Chile
1.565% due 04/11/2017		2,850	2,856
Bank of America Corp.
0.000% due 01/04/2017 (d)		35,000	34,868
2.108% due 04/19/2021		8,200	8,310
3.300% due 01/11/2023		1,125	1,168
3.875% due 08/01/2025		14,000	14,993
4.000% due 04/01/2024		15,800	17,063
4.057% due 10/21/2025	MXN	50,000	2,831
4.100% due 07/24/2023		$2,579	2,797
4.125% due 01/22/2024		2,800	3,043
5.650% due 05/01/2018		21,045	22,332
5.750% due 12/01/2017		2,075	2,175
6.000% due 09/01/2017		25,630	26,656
6.400% due 08/28/2017		15,528	16,207
6.875% due 04/25/2018		58,892	63,531
Bank of America N.A.
1.208% due 05/08/2017		10,000	10,012
5.300% due 03/15/2017		2,084	2,121
6.100% due 06/15/2017		6,510	6,721
Bank of New York Mellon Corp.
3.000% due 02/24/2025		7,000	7,296

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 09/20/2026 (f)		$4,600	$4,542
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.255% due 03/10/2017		5,000	5,003
2.300% due 03/05/2020		19,600	19,822
2.850% due 09/08/2021		13,950	14,399
Barclays Bank PLC
7.625% due 11/21/2022		44,871	49,936
14.000% due 06/15/2019 (f)	GBP	400	650
Barclays PLC
2.917% due 08/10/2021		$12,100	12,362
3.650% due 03/16/2025		1,000	990
4.375% due 01/12/2026		37,065	38,421
5.200% due 05/12/2026		2,700	2,792
7.875% due 09/15/2022 (f)	GBP	1,900	2,410
8.000% due 12/15/2020 (f)	EUR	8,150	9,190
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$11,500	12,047
7.250% due 02/01/2018		38,710	41,578
BGC Partners, Inc.
5.125% due 05/27/2021		21,000	22,014
5.375% due 12/09/2019		13,550	14,431
Blackstone CQP Holdco LP
9.296% due 03/19/2019		45,668	46,239
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		3,700	3,769
5.000% due 06/15/2044		4,000	4,391
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		26,070	26,037
7.625% due 03/30/2021 (f)		11,400	11,799
Boston Properties LP
3.650% due 02/01/2026		8,100	8,589
BPCE S.A.
4.500% due 03/15/2025		17,700	17,906
4.625% due 07/11/2024		1,815	1,857
5.150% due 07/21/2024		7,300	7,695
5.700% due 10/22/2023		1,700	1,855
Brixmor Operating Partnership LP
3.250% due 09/15/2023		4,700	4,720
3.850% due 02/01/2025		6,425	6,548
4.125% due 06/15/2026		5,400	5,611
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		500	500
Cantor Fitzgerald LP
6.500% due 06/17/2022		350	370
7.875% due 10/15/2019		26,675	29,682
Chubb INA Holdings, Inc.
2.300% due 11/03/2020		700	719
3.350% due 05/03/2026		7,000	7,509
Citigroup, Inc.
1.763% due 06/07/2019		32,900	33,093
1.949% due 08/02/2021		15,100	15,185
2.050% due 12/07/2018		9,200	9,274

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.255% due 09/01/2023		$23,500	$23,632
2.650% due 10/26/2020		2,000	2,045
3.400% due 05/01/2026		2,200	2,279
3.700% due 01/12/2026		17,600	18,623
5.875% due 03/27/2020 (f)		3,014	3,048
5.950% due 05/15/2025 (f)		8,900	9,090
6.125% due 11/15/2020 (f)		52	54
6.250% due 08/15/2026 (f)		9,400	10,137
6.300% due 05/15/2024 (f)		12,200	12,520
8.125% due 07/15/2039		2,786	4,403
Citizens Financial Group, Inc.
2.375% due 07/28/2021		7,700	7,736
CME Group, Inc.
3.000% due 03/15/2025		3,400	3,574
5.300% due 09/15/2043		6,400	8,232
CoBank ACB
6.250% due 10/01/2026 (f)		9,300	10,196
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,184
3.950% due 11/09/2022		2,245	2,357
6.625% due 06/29/2021 (f)	EUR	1,000	1,185
6.875% due 03/19/2020		15,300	20,344
Corporate Office Properties LP
5.000% due 07/01/2025		$13,800	14,873
Countrywide Capital
8.050% due 06/15/2027		12,000	15,299
Credit Agricole S.A.
2.026% due 07/01/2021		4,000	4,033
6.500% due 06/23/2021 (f)	EUR	4,000	4,483
7.875% due 01/23/2024 (f)		$11,900	11,952
8.125% due 12/23/2025 (f)		10,500	11,166
8.125% due 09/19/2033		9,000	9,742
Credit Suisse AG
6.500% due 08/08/2023		38,255	41,602
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		1,100	1,122
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021		23,900	24,748
3.125% due 12/10/2020		1,750	1,775
3.750% due 03/26/2025		6,400	6,374
3.800% due 09/15/2022		25,000	25,576
3.800% due 06/09/2023		12,600	12,790
Crown Castle International Corp.
2.250% due 09/01/2021		4,700	4,702
3.400% due 02/15/2021		400	419
3.700% due 06/15/2026		1,200	1,255
4.450% due 02/15/2026		4,300	4,734
4.875% due 04/15/2022		5,000	5,590
5.250% due 01/15/2023		14,953	16,988
CubeSmart LP
3.125% due 09/01/2026		900	899
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)		7,000	7,244

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Bank AG
1.350% due 05/30/2017	$6,000	$5,883
Digital Realty Trust LP
3.400% due 10/01/2020	9,100	9,493
4.750% due 10/01/2025	500	544
Discover Bank
3.450% due 07/27/2026	24,605	24,814
DNB Bank ASA
2.375% due 06/02/2021	11,400	11,612
Doctors Co.
6.500% due 10/15/2023	12,300	13,971
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	4,550	4,768
E*TRADE Financial Corp.
5.875% due 09/15/2026 (f)	9,700	10,064
Education Realty Operating Partnership LP
4.600% due 12/01/2024	6,200	6,476
EPR Properties
4.500% due 04/01/2025	3,900	3,961
ERP Operating LP
2.375% due 07/01/2019	5,200	5,309
4.500% due 06/01/2045	400	442
Essex Portfolio LP
3.375% due 04/15/2026	11,400	11,684
3.500% due 04/01/2025	1,875	1,940
3.875% due 05/01/2024	3,900	4,143
Exeter Finance Corp.
9.750% due 05/20/2019	5,500	5,227
FBM Finance, Inc.
8.250% due 08/15/2021	2,200	2,310
Fidelity National Financial, Inc.
5.500% due 09/01/2022	22,440	24,739
First American Financial Corp.
4.300% due 02/01/2023	10,900	11,211
4.600% due 11/15/2024	5,115	5,327
Flagstar Bancorp, Inc.
6.125% due 07/15/2021	16,300	16,622
Ford Motor Credit Co. LLC
1.361% due 09/08/2017	500	500
1.648% due 08/12/2019	7,500	7,514
1.684% due 09/08/2017	782	783
2.240% due 06/15/2018	11,590	11,687
2.375% due 01/16/2018	4,960	5,002
5.000% due 05/15/2018	27,115	28,472
5.750% due 02/01/2021	2,200	2,482
6.625% due 08/15/2017	950	992
GATX Corp.
3.250% due 09/15/2026	5,000	4,996
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	4,000	4,111
4.418% due 11/15/2035	43,626	49,156

24	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Financial Co., Inc.
3.100% due 01/15/2019		$10,000	$10,198
3.200% due 07/13/2020		23,150	23,726
3.200% due 07/06/2021		10,000	10,134
4.375% due 09/25/2021		1,600	1,711
Goldman Sachs Group, Inc.
2.241% due 11/15/2021		29,500	29,382
2.595% due 02/25/2021		25,000	25,717
3.500% due 01/23/2025		21,000	21,768
3.750% due 05/22/2025		30,115	31,697
5.750% due 01/24/2022		28,915	33,605
5.950% due 01/18/2018		30,911	32,622
6.150% due 04/01/2018		36,113	38,477
6.450% due 05/01/2036		7,000	8,692
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		4,700	5,477
6.375% due 11/12/2020		6,500	7,545
6.375% due 04/15/2021		3,800	4,452
Hartford Financial Services Group, Inc.
5.125% due 04/15/2022		1,200	1,365
Hospitality Properties Trust
5.000% due 08/15/2022		3,500	3,804
Host Hotels & Resorts LP
4.000% due 06/15/2025		5,250	5,362
5.250% due 03/15/2022		900	997
6.000% due 10/01/2021		6,100	7,043
Howard Hughes Corp.
6.875% due 10/01/2021		4,265	4,505
HSBC Bank PLC
4.125% due 08/12/2020		19,878	21,322
HSBC Holdings PLC
2.354% due 01/05/2022 (a)		19,200	19,300
2.650% due 01/05/2022 (a)		7,100	7,082
2.950% due 05/25/2021		1,500	1,522
3.081% due 03/08/2021		8,300	8,674
3.400% due 03/08/2021		3,200	3,312
3.600% due 05/25/2023		9,000	9,306
4.300% due 03/08/2026		44,900	48,203
5.250% due 09/16/2022 (f)	EUR	5,150	5,675
6.000% due 09/29/2023 (f)		18,035	21,298
6.375% due 09/17/2024 (f)		$8,700	8,580
6.375% due 03/30/2025 (f)		1,856	1,857
7.350% due 11/27/2032		692	921
HSBC USA, Inc.
2.350% due 03/05/2020		5,250	5,298
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		18,750	18,891
ING Bank NV
1.650% due 08/15/2019		2,300	2,299
5.800% due 09/25/2023		14,450	16,183
ING Groep NV
6.500% due 04/16/2025 (f)		3,200	3,110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intercontinental Exchange, Inc.
2.750% due 12/01/2020		$2,300	$2,392
3.750% due 12/01/2025		1,700	1,849
4.000% due 10/15/2023		2,000	2,206
International Lease Finance Corp.
3.875% due 04/15/2018		10,000	10,262
7.125% due 09/01/2018		10,860	11,878
8.250% due 12/15/2020		400	476
8.625% due 01/15/2022		8,600	10,599
Intesa Sanpaolo SpA
2.375% due 01/13/2017		625	626
3.875% due 01/15/2019		1,300	1,339
5.017% due 06/26/2024		6,890	6,300
5.710% due 01/15/2026		10,000	9,472
7.700% due 09/17/2025 (f)		7,200	6,309
Jefferies Finance LLC
6.875% due 04/15/2022		750	701
7.375% due 04/01/2020		16,725	16,390
Jefferies LoanCore LLC
6.875% due 06/01/2020		20,870	19,096
JPMorgan Chase & Co.
2.322% due 03/01/2021		11,200	11,485
2.950% due 10/01/2026		2,600	2,612
3.300% due 04/01/2026		25,903	26,785
3.900% due 07/15/2025		7,150	7,723
4.250% due 10/15/2020		800	868
5.600% due 07/15/2041		2,130	2,739
6.100% due 10/01/2024 (f)		8,900	9,412
6.125% due 04/30/2024 (f)		5,500	5,825
6.750% due 02/01/2024 (f)		100	112
7.900% due 04/30/2018 (f)		32,723	33,664
JPMorgan Chase Bank N.A.
1.259% due 06/02/2017		6,200	6,203
6.000% due 07/05/2017		21,210	21,956
6.000% due 10/01/2017		14,329	14,946
KBC Bank NV
8.000% due 01/25/2023		9,400	10,002
KEB Hana Bank
3.125% due 06/26/2017		3,650	3,693
Kilroy Realty LP
3.800% due 01/15/2023		4,800	4,996
4.375% due 10/01/2025		4,900	5,303
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,633
6.850% due 06/15/2017		431	445
LeasePlan Corp. NV
2.500% due 05/16/2018		1,600	1,603
3.000% due 10/23/2017		15,250	15,411
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		3,403	266
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	3,700	4,489

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	1,200	$2,068
12.000% due 12/16/2024 (f)		$15,050	20,713
13.000% due 12/19/2021	AUD	1,600	1,248
Lloyds Banking Group PLC
3.100% due 07/06/2021		$6,400	6,547
7.625% due 06/27/2023 (f)	GBP	27,198	36,134
7.875% due 06/27/2029 (f)		7,737	10,448
Manulife Financial Corp.
4.150% due 03/04/2026		$1,000	1,095
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,725
3.500% due 03/10/2025		10,750	11,381
MetLife Capital Trust
7.875% due 12/15/2067		2,000	2,519
MetLife, Inc.
10.750% due 08/01/2069		4,000	6,420
Mid-America Apartments LP
3.750% due 06/15/2024		150	157
4.300% due 10/15/2023		25,485	27,578
Mitchells & Butlers Finance PLC
0.832% due 12/15/2030	GBP	1,137	1,277
Mitsubishi UFJ Financial Group, Inc.
1.912% due 09/13/2021		$48,600	48,579
2.722% due 03/01/2021		28,000	29,034
Mizuho Bank Ltd.
2.150% due 10/20/2018		2,000	2,018
Mizuho Financial Group, Inc.
1.992% due 09/13/2021		5,200	5,210
2.632% due 04/12/2021		8,000	8,105
Morgan Stanley
3.125% due 07/27/2026		19,200	19,432
3.875% due 01/27/2026		25,000	26,645
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		10,000	10,213
Nasdaq, Inc.
3.850% due 06/30/2026		10,000	10,491
National City Bank
1.203% due 06/07/2017		2,600	2,601
Nationwide Building Society
2.450% due 07/27/2021		3,100	3,141
3.900% due 07/21/2025		3,200	3,474
Northern Trust Corp.
4.600% due 10/01/2026 (f)		5,800	5,909
Novo Banco S.A.
5.000% due 04/23/2019	EUR	5,000	3,904
5.000% due 05/14/2019		3,409	2,642
5.000% due 05/21/2019		3,000	2,384
5.000% due 05/23/2019		3,000	2,376
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$9,575	9,870
4.500% due 01/15/2025		2,000	2,039

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 04/01/2027	$3,400	$3,427
4.950% due 04/01/2024	3,000	3,160
5.250% due 01/15/2026	7,300	7,802
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	6,800	7,627
OneMain Financial Holdings LLC
6.750% due 12/15/2019	8,500	8,987
7.250% due 12/15/2021	4,117	4,354
PHH Corp.
6.375% due 08/15/2021	4,850	4,644
7.375% due 09/01/2019	3,500	3,631
Pinnacol Assurance
8.625% due 06/25/2034 (g)	6,000	6,543
Piper Jaffray Cos.
3.838% due 05/31/2017	800	800
Preferred Term Securities Ltd.
1.407% due 03/24/2034	33	29
Principal Financial Group, Inc.
8.875% due 05/15/2019	5,000	5,894
Progressive Corp.
6.700% due 06/15/2067	1,600	1,544
Prologis LP
3.750% due 11/01/2025	5,700	6,148
4.000% due 01/15/2018	2,000	2,051
Protective Life Global Funding
1.999% due 09/14/2021	15,600	15,586
Provident Funding Associates LP
6.750% due 06/15/2021	500	507
Radian Group, Inc.
5.250% due 06/15/2020	3,100	3,286
RCI Banque S.A.
3.500% due 04/03/2018	2,500	2,571
Realty Income Corp.
4.125% due 10/15/2026	150	162
Reliance Standard Life Global Funding
3.050% due 01/20/2021	1,900	1,957
Rio Oil Finance Trust
9.250% due 07/06/2024	13,040	12,029
9.750% due 01/06/2027	15,487	14,132
Royal Bank of Canada
2.100% due 10/14/2020	2,000	2,035
Royal Bank of Scotland Group PLC
4.800% due 04/05/2026	7,900	8,155
6.990% due 10/05/2017 (f)	8,840	9,901
7.500% due 08/10/2020 (f)	400	371
8.000% due 08/10/2025 (f)	4,100	3,864
8.625% due 08/15/2021 (f)	40,650	40,142
Royal Bank of Scotland PLC
9.500% due 03/16/2022	10,900	11,258
Santander UK Group Holdings PLC
2.875% due 10/16/2020	6,700	6,764
2.875% due 08/05/2021	26,900	26,913

26	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 09/15/2025		$38,961	$39,120
5.625% due 09/15/2045		900	921
7.375% due 06/24/2022 (f)	GBP	2,630	3,374
Santander UK PLC
5.000% due 11/07/2023		$2,600	2,718
SL Green Realty Corp.
4.500% due 12/01/2022		10,550	11,000
5.000% due 08/15/2018		6,000	6,268
Societe Generale S.A.
7.375% due 09/13/2021 (f)		2,300	2,260
8.000% due 09/29/2025 (f)		3,000	2,985
Spirit Realty LP
4.450% due 09/15/2026		7,000	6,972
Springleaf Finance Corp.
5.250% due 12/15/2019		10,875	11,133
8.250% due 12/15/2020		3,600	3,960
StanCorp Financial Group, Inc.
6.900% due 06/01/2067		5,300	4,227
Standard Chartered PLC
7.500% due 04/02/2022 (f)		1,400	1,391
Stearns Holdings LLC
9.375% due 08/15/2020		9,900	9,652
Sumitomo Mitsui Financial Group, Inc.
2.514% due 03/09/2021		30,000	30,924
2.934% due 03/09/2021		5,900	6,068
Suzano Austria GmbH
5.750% due 07/14/2026		4,650	4,697
Synchrony Financial
1.989% due 02/03/2020		13,350	13,066
2.192% due 11/09/2017		3,000	3,021
2.600% due 01/15/2019		700	709
4.500% due 07/23/2025		12,000	12,711
Synovus Financial Corp.
5.750% due 12/15/2025		3,300	3,515
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		43,400	44,105
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024		4,300	4,543
Toronto-Dominion Bank
1.657% due 04/07/2021		5,000	5,077
2.500% due 12/14/2020		2,600	2,675
UBS AG
4.750% due 05/22/2023		15,668	16,000
5.125% due 05/15/2024		21,530	22,286
7.250% due 02/22/2022		27,200	27,669
7.625% due 08/17/2022		40,367	47,128
UBS Group Funding Jersey Ltd.
2.453% due 04/14/2021		4,500	4,613
4.125% due 09/24/2025		10,000	10,506
UDR, Inc.
3.700% due 10/01/2020		3,000	3,164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 07/01/2024	$1,125	$1,194
4.000% due 10/01/2025	14,200	15,348
USAA Capital Corp.
2.450% due 08/01/2020	3,700	3,808
Ventas Realty LP
3.125% due 06/15/2023	650	664
3.250% due 10/15/2026	9,900	10,020
4.125% due 01/15/2026	1,800	1,941
VEREIT Operating Partnership LP
3.000% due 02/06/2019	5,195	5,279
4.125% due 06/01/2021	4,300	4,461
4.875% due 06/01/2026	2,100	2,229
Visa, Inc.
3.150% due 12/14/2025	2,800	2,963
Vonovia Finance BV
3.200% due 10/02/2017	15,600	15,791
5.000% due 10/02/2023	1,100	1,211
Wachovia Corp.
1.050% due 10/15/2016	1,400	1,400
WEA Finance LLC
2.700% due 09/17/2019	1,800	1,847
3.250% due 10/05/2020	10,250	10,690
Wells Fargo & Co.
2.175% due 03/04/2021	18,750	19,106
2.500% due 03/04/2021	18,050	18,311
2.550% due 12/07/2020	10,500	10,711
3.000% due 04/22/2026	16,351	16,536
3.550% due 09/29/2025	19,850	20,987
5.900% due 06/15/2024 (f)	15,800	16,392
7.980% due 03/15/2018 (f)	25,400	26,577
Wells Fargo Bank N.A.
1.442% due 01/22/2018	25,000	25,121
1.750% due 05/24/2019	2,000	2,010
Welltower, Inc.
4.000% due 06/01/2025	15,820	16,814
4.950% due 01/15/2021	2,500	2,772
6.125% due 04/15/2020	1,975	2,239
Weyerhaeuser Co.
7.125% due 07/15/2023	1,735	2,107
7.375% due 10/01/2019	7,165	8,242
7.375% due 03/15/2032	14,881	20,229
7.950% due 03/15/2025	12,479	16,036
8.500% due 01/15/2025	11,314	14,998
WP Carey, Inc.
4.250% due 10/01/2026	6,500	6,603
4.600% due 04/01/2024	150	157
XLIT Ltd.
6.500% due 04/15/2017 (f)	5,000	3,762

		3,727,617

INDUSTRIALS 26.5%
21st Century Fox America, Inc.
4.750% due 09/15/2044	125	138

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AbbVie, Inc.
2.300% due 05/14/2021		$500	$505
2.850% due 05/14/2023		42,435	43,157
3.600% due 05/14/2025		34,255	35,890
4.300% due 05/14/2036		5,000	5,216
4.400% due 11/06/2042		7,000	7,330
Actavis Funding SCS
2.100% due 03/12/2020		39,850	40,541
3.450% due 03/15/2022		5,915	6,218
3.800% due 03/15/2025		26,338	27,939
3.850% due 06/15/2024		24,300	25,884
4.550% due 03/15/2035		12,302	13,133
4.750% due 03/15/2045		3,880	4,270
Actavis, Inc.
4.625% due 10/01/2042		5,000	5,359
Activision Blizzard, Inc.
2.300% due 09/15/2021		2,500	2,509
3.400% due 09/15/2026		2,000	2,014
6.125% due 09/15/2023		2,400	2,638
ADT Corp.
4.875% due 07/15/2032		2,100	1,864
Aetna, Inc.
2.400% due 06/15/2021		9,600	9,730
3.200% due 06/15/2026		8,900	9,064
Air Canada Pass-Through Trust
4.125% due 11/15/2026		8,918	9,442
5.375% due 11/15/2022		1,616	1,666
Alibaba Group Holding Ltd.
3.125% due 11/28/2021		21,600	22,561
Altice Financing S.A.
7.500% due 05/15/2026		5,000	5,219
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,000	2,378
7.750% due 05/15/2022		$2,900	3,107
American Airlines Pass-Through Trust
3.375% due 11/01/2028		4,773	4,898
3.700% due 04/01/2028		3,334	3,488
4.000% due 01/15/2027		1,199	1,276
5.250% due 07/31/2022		1,986	2,153
Amgen, Inc.
4.400% due 05/01/2045		2,800	2,961
4.663% due 06/15/2051		39,404	42,441
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		33,900	35,783
3.650% due 02/01/2026		33,400	35,837
4.700% due 02/01/2036		25,400	29,327
Anthem, Inc.
3.700% due 08/15/2021		6,000	6,435
4.650% due 01/15/2043		4,509	4,950
AP Moeller - Maersk A/S
2.550% due 09/22/2019		5,800	5,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Apple, Inc.
2.450% due 08/04/2026		$40,000	$40,183
Ardagh Packaging Finance PLC
6.750% due 05/15/2024	EUR	800	944
Asciano Finance Ltd.
5.000% due 04/07/2018		$4,000	4,139
6.000% due 04/07/2023		7,000	7,785
Associated Materials LLC
9.125% due 11/01/2017		16,600	15,728
AstraZeneca PLC
3.375% due 11/16/2025		9,450	10,123
Biogen, Inc.
5.200% due 09/15/2045		8,000	9,471
Boston Scientific Corp.
3.375% due 05/15/2022		4,000	4,212
3.850% due 05/15/2025		28,079	29,950
Braskem Finance Ltd.
5.375% due 05/02/2022		6,100	6,282
5.750% due 04/15/2021		3,000	3,150
6.450% due 02/03/2024		8,300	9,026
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024		1,700	1,833
4.150% due 04/01/2045		2,500	2,768
4.450% due 03/15/2043		1,175	1,340
4.900% due 04/01/2044		2,562	3,121
5.400% due 06/01/2041		6,000	7,705
California Resources Corp.
8.000% due 12/15/2022		2,813	1,885
Cemex Finance LLC
4.625% due 06/15/2024	EUR	1,500	1,733
6.000% due 04/01/2024 (i)		$2,400	2,466
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	1,460	1,680
4.750% due 01/11/2022		3,050	3,544
7.750% due 04/16/2026		$5,000	5,560
Cenovus Energy, Inc.
5.700% due 10/15/2019		11,350	12,191
Central Nippon Expressway Co. Ltd.
2.170% due 08/05/2019		400	405
Charter Communications Operating LLC
4.464% due 07/23/2022		33,665	36,398
4.908% due 07/23/2025		29,400	32,514
Cigna Corp.
4.500% due 03/15/2021		2,510	2,756
Cimarex Energy Co.
4.375% due 06/01/2024		52,195	54,628
5.875% due 05/01/2022		3,000	3,142
CNPC General Capital Ltd.
1.717% due 05/14/2017		6,000	6,003
Comcast Corp.
2.750% due 03/01/2023		11,000	11,412

28	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.150% due 03/01/2026	$8,100	$8,582
3.200% due 07/15/2036	6,000	5,871
4.600% due 08/15/2045	2,975	3,453
Community Health Systems, Inc.
5.125% due 08/01/2021	5,000	4,962
7.125% due 07/15/2020	6,000	5,607
8.000% due 11/15/2019	3,000	2,955
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	852	911
4.750% due 07/12/2022	2,079	2,232
7.250% due 05/10/2021	10,891	12,457
Cox Communications, Inc.
3.850% due 02/01/2025	11,700	12,084
4.700% due 12/15/2042	1,170	1,098
CRH America, Inc.
3.875% due 05/18/2025	10,000	10,753
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	4,129
CSX Corp.
3.950% due 05/01/2050	2,000	2,012
CVS Health Corp.
5.125% due 07/20/2045	1,500	1,836
CVS Pass-Through Trust
4.163% due 08/11/2036	399	420
4.704% due 01/10/2036	2,691	2,998
5.789% due 01/10/2026	85	95
5.926% due 01/10/2034	440	521
8.353% due 07/10/2031	422	565
D.R. Horton, Inc.
5.750% due 08/15/2023	9,500	10,925
Delphi Automotive PLC
3.150% due 11/19/2020	4,500	4,664
4.250% due 01/15/2026	8,600	9,392
Diamond Finance Corp.
3.480% due 06/01/2019	14,000	14,406
4.420% due 06/15/2021	33,000	34,527
5.450% due 06/15/2023	39,000	41,828
6.020% due 06/15/2026	4,500	4,945
DISH DBS Corp.
6.750% due 06/01/2021	25,000	27,000
DP World Ltd.
6.850% due 07/02/2037	26,920	31,266
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,212
EMD Finance LLC
2.950% due 03/19/2022	12,700	13,109
3.250% due 03/19/2025	7,700	7,958
Endo Finance LLC
5.375% due 01/15/2023	3,900	3,471
6.000% due 07/15/2023	14,250	13,039
7.250% due 01/15/2022	3,555	3,431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Energy Transfer Partners LP
3.600% due 02/01/2023	$6,500	$6,409
4.050% due 03/15/2025	24,200	24,058
4.750% due 01/15/2026	7,050	7,301
5.150% due 03/15/2045	1,250	1,165
5.200% due 02/01/2022	4,400	4,775
6.050% due 06/01/2041	6,400	6,515
6.500% due 02/01/2042	3,300	3,460
7.500% due 07/01/2038	3,802	4,380
Entergy Louisiana LLC
4.050% due 09/01/2023	1,700	1,879
Enterprise Products Operating LLC
3.700% due 02/15/2026	2,000	2,064
3.750% due 02/15/2025	4,100	4,259
3.950% due 02/15/2027	5,000	5,245
4.450% due 02/15/2043	6,890	6,790
5.100% due 02/15/2045	10,000	10,821
5.700% due 02/15/2042	15,002	17,101
EQT Midstream Partners LP
4.000% due 08/01/2024	20,160	19,861
ERAC USA Finance LLC
3.300% due 12/01/2026	700	722
FedEx Corp.
3.250% due 04/01/2026	4,200	4,441
4.550% due 04/01/2046	10,000	11,190
4.750% due 11/15/2045	7,900	9,053
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	6,700	6,747
2.850% due 10/15/2018	5,600	5,750
3.625% due 10/15/2020	12,000	12,741
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	2,000	2,270
Forest Laboratories LLC
5.000% due 12/15/2021	750	840
Fortive Corp.
2.350% due 06/15/2021	1,100	1,111
Freeport Minerals Corp.
9.500% due 06/01/2031	200	227
General Electric Co.
3.150% due 09/07/2022	440	468
3.450% due 05/15/2024	774	840
5.875% due 01/14/2038	2,396	3,225
6.875% due 01/10/2039	1,108	1,671
Georgia-Pacific LLC
2.539% due 11/15/2019	1,491	1,525
3.734% due 07/15/2023	1,000	1,073
5.400% due 11/01/2020	3,600	4,075
Globo Comunicacao e Participacoes S.A.
4.875% due 04/11/2022	2,700	2,808
GTP Acquisition Partners LLC
2.350% due 06/15/2045	11,800	11,769

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gulfport Energy Corp.
7.750% due 11/01/2020		$6,045	$6,302
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025		2,900	3,048
Harris Corp.
5.550% due 10/01/2021		2,025	2,310
Harvest Operations Corp.
2.330% due 04/14/2021		6,050	6,087
HCA, Inc.
4.750% due 05/01/2023		10,000	10,450
5.000% due 03/15/2024		10,500	11,156
5.250% due 06/15/2026		5,000	5,325
6.500% due 02/15/2020		23,900	26,529
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,800	4,205
5.014% due 12/27/2017		5,400	5,846
Hiland Partners Holdings LLC
5.500% due 05/15/2022		$9,690	10,085
7.250% due 10/01/2020		26,074	27,019
Historic TW, Inc.
9.150% due 02/01/2023		3,000	4,071
Humana, Inc.
3.150% due 12/01/2022		5,000	5,198
Imperial Tobacco Finance PLC
2.950% due 07/21/2020		15,150	15,657
3.500% due 02/11/2023		2,900	3,053
3.750% due 07/21/2022		5,900	6,269
International Paper Co.
3.000% due 02/15/2027		5,900	5,909
Kern River Funding Corp.
4.893% due 04/30/2018		20	20
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022		7,921	8,315
4.250% due 09/01/2024		800	825
5.800% due 03/01/2021		600	671
6.000% due 02/01/2017		15,200	15,421
6.375% due 03/01/2041		1,049	1,139
6.500% due 04/01/2020		2,610	2,933
6.500% due 09/01/2039		5,310	5,746
6.550% due 09/15/2040		3,300	3,567
6.950% due 01/15/2038		4,750	5,418
7.400% due 03/15/2031		800	932
7.500% due 11/15/2040		5,000	5,974
9.000% due 02/01/2019		3,800	4,357
Kinder Morgan, Inc.
5.050% due 02/15/2046		9,900	9,484
5.300% due 12/01/2034		3,200	3,205
Kinetic Concepts, Inc.
9.625% due 10/01/2021		2,100	2,105
10.500% due 11/01/2018		3,000	3,154
KLA-Tencor Corp.
4.125% due 11/01/2021		2,900	3,125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Heinz Foods Co.
3.000% due 06/01/2026	$5,500	$5,559
3.950% due 07/15/2025	17,750	19,250
Laboratory Corp. of America Holdings
3.600% due 02/01/2025	3,050	3,211
Lender Processing Services, Inc.
5.750% due 04/15/2023	250	264
LyondellBasell Industries NV
4.625% due 02/26/2055	3,700	3,692
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	7,658	9,589
Marriott International, Inc.
2.300% due 01/15/2022	11,700	11,814
3.125% due 10/15/2021	200	209
Masco Corp.
4.450% due 04/01/2025	15,400	16,439
5.950% due 03/15/2022	5,020	5,735
7.125% due 03/15/2020	20,983	24,235
Massachusetts Institute of Technology
4.678% due 07/01/2114	150	178
MCE Finance Ltd.
5.000% due 02/15/2021	15,800	15,922
Medtronic, Inc.
4.625% due 03/15/2044	11,665	13,711
4.625% due 03/15/2045	3,600	4,251
Microsoft Corp.
3.125% due 11/03/2025	10,500	11,189
3.450% due 08/08/2036	1,200	1,227
3.700% due 08/08/2046	22,000	22,345
4.000% due 02/12/2055	4,545	4,679
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	11,800	12,390
Minerva Luxembourg S.A.
6.500% due 09/20/2026	3,500	3,453
Moody’s Corp.
4.875% due 02/15/2024	700	798
5.250% due 07/15/2044	3,000	3,668
Murphy Oil Corp.
6.875% due 08/15/2024	1,500	1,553
National Fuel Gas Co.
5.200% due 07/15/2025	12,600	13,652
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	19,200	20,544
Nissan Motor Acceptance Corp.
2.125% due 03/03/2020	900	909
2.350% due 03/04/2019	1,800	1,831
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023	1,384	1,502
7.027% due 05/01/2021	1,067	1,213
Norwegian Air Shuttle ASA
4.875% due 11/10/2029	5,200	5,202

30	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NVR, Inc.
3.950% due 09/15/2022	$4,000	$4,265
NXP BV
3.875% due 09/01/2022	32,500	34,125
4.125% due 06/01/2021	2,000	2,147
4.625% due 06/15/2022	2,950	3,193
4.625% due 06/01/2023	7,500	8,222
ONEOK Partners LP
3.375% due 10/01/2022	25,520	25,790
4.900% due 03/15/2025	9,719	10,478
5.000% due 09/15/2023	7,200	7,824
Oracle Corp.
4.000% due 07/15/2046	5,000	5,194
Packaging Corp. of America
3.650% due 09/15/2024	900	939
Pearson Funding PLC
3.250% due 05/08/2023	4,950	4,857
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026	2,200	2,302
Pioneer Natural Resources Co.
3.950% due 07/15/2022	3,000	3,197
4.450% due 01/15/2026	7,950	8,659
6.650% due 03/15/2017	1,400	1,432
6.875% due 05/01/2018	4,374	4,700
7.200% due 01/15/2028	4,797	5,988
7.500% due 01/15/2020	20,591	23,840
Platform Specialty Products Corp.
6.500% due 02/01/2022	2,000	1,955
Post Holdings, Inc.
5.000% due 08/15/2026	5,300	5,287
Precision Drilling Corp.
5.250% due 11/15/2024	5,500	4,510
QUALCOMM, Inc.
3.450% due 05/20/2025	4,780	5,099
4.800% due 05/20/2045	6,834	7,497
QVC, Inc.
4.375% due 03/15/2023	6,400	6,429
4.450% due 02/15/2025	12,000	11,905
4.850% due 04/01/2024	2,700	2,747
Regency Energy Partners LP
4.500% due 11/01/2023	3,900	3,934
5.000% due 10/01/2022	2,550	2,695
5.500% due 04/15/2023	2,100	2,170
5.750% due 09/01/2020	200	217
5.875% due 03/01/2022	4,878	5,383
6.500% due 07/15/2021	3,100	3,208
Republic Services, Inc.
4.750% due 05/15/2023	1,300	1,475
Rockies Express Pipeline LLC
5.625% due 04/15/2020	9,300	9,858
Ryder System, Inc.
2.500% due 03/01/2018	495	502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025		$1,300	$1,402
5.875% due 06/30/2026		9,625	10,497
SABMiller Holdings, Inc.
2.200% due 08/01/2018		1,500	1,520
4.950% due 01/15/2042		3,000	3,520
SFR Group S.A.
5.625% due 05/15/2024	EUR	7,600	8,836
7.375% due 05/01/2026		$27,000	27,633
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		14,700	14,724
2.400% due 09/23/2021		10,000	10,039
2.875% due 09/23/2023		14,500	14,589
3.200% due 09/23/2026		4,800	4,820
Sky PLC
9.500% due 11/15/2018		400	464
Solvay Finance America LLC
3.400% due 12/03/2020		8,610	9,020
4.450% due 12/03/2025		10,000	10,927
Southern Co.
2.350% due 07/01/2021		10,000	10,203
3.250% due 07/01/2026		7,600	7,893
Southwestern Energy Co.
4.100% due 03/15/2022		3,900	3,559
7.500% due 02/01/2018		2,584	2,720
Sovran Acquisition LP
3.500% due 07/01/2026		4,300	4,400
Spectra Energy Partners LP
3.500% due 03/15/2025		19,517	19,790
4.500% due 03/15/2045		5,000	5,042
SPX FLOW, Inc.
5.875% due 08/15/2026		5,000	5,094
Starwood Hotels & Resorts Worldwide, Inc.
3.750% due 03/15/2025		3,375	3,544
4.500% due 10/01/2034		6,099	6,426
Stryker Corp.
3.500% due 03/15/2026		13,340	14,168
Suncor Energy, Inc.
6.100% due 06/01/2018		2,500	2,686
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		4,300	4,475
Symantec Corp.
3.950% due 06/15/2022		9,600	9,827
Sysco Corp.
3.300% due 07/15/2026		14,500	15,071
4.500% due 04/01/2046		10,000	10,913
Telefonica Emisiones S.A.U.
1.513% due 06/23/2017		250	250
4.570% due 04/27/2023		8,434	9,421
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		3,800	3,902

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	$5,000	$4,989
2.200% due 07/21/2021	1,300	1,299
2.800% due 07/21/2023	15,300	15,368
Texas Eastern Transmission LP
4.125% due 12/01/2020	1,500	1,572
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	4,900	4,894
3.000% due 04/15/2023	12,800	13,132
3.300% due 02/15/2022	4,192	4,399
Time Warner Cable LLC
4.125% due 02/15/2021	1,500	1,594
4.500% due 09/15/2042	9,000	8,640
5.000% due 02/01/2020	7,300	7,923
5.850% due 05/01/2017	13,175	13,506
6.750% due 07/01/2018	3,300	3,587
8.250% due 04/01/2019	4,800	5,530
8.750% due 02/14/2019	4,262	4,918
Time Warner, Inc.
4.650% due 06/01/2044	5,000	5,449
Times Square Hotel Trust
8.528% due 08/01/2026	646	768
Transocean, Inc.
9.000% due 07/15/2023	18,700	18,279
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	4,074	3,924
Tyson Foods, Inc.
3.950% due 08/15/2024	17,191	18,595
4.875% due 08/15/2034	1,719	1,912
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	2,318	2,669
7.125% due 04/22/2025	1,885	2,250
UAL Pass-Through Trust
9.750% due 07/15/2018	351	359
10.400% due 05/01/2018	5,935	5,949
Union Pacific Corp.
4.250% due 04/15/2043	1,000	1,120
United Airlines Pass-Through Trust
2.875% due 04/07/2030	19,700	19,860
3.100% due 04/07/2030	9,600	9,714
3.450% due 01/07/2030	11,200	11,690
UnitedHealth Group, Inc.
3.750% due 07/15/2025	1,000	1,100
Universal Health Services, Inc.
4.750% due 08/01/2022	2,000	2,070
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	7,400	111
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	27,500	25,575
6.375% due 10/15/2020	4,100	3,864
6.750% due 08/15/2018	8,220	8,302

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Viacom, Inc.
3.875% due 04/01/2024		$1,500	$1,551
4.250% due 09/01/2023		20,559	21,933
4.500% due 02/27/2042		800	745
5.850% due 09/01/2043		12,025	13,641
Virgin Australia Trust
5.000% due 04/23/2025		3,379	3,510
Virgin Media Secured Finance PLC
5.500% due 01/15/2025	GBP	1,387	1,861
5.500% due 08/15/2026		$5,900	6,033
6.250% due 03/28/2029	GBP	1,500	2,086
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		$1,400	1,396
Volkswagen International Finance NV
2.125% due 11/20/2018		331	333
Walgreens Boots Alliance, Inc.
2.600% due 06/01/2021		3,600	3,688
Wesfarmers Ltd.
1.874% due 03/20/2018		12,600	12,632
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,504
Western Gas Partners LP
2.600% due 08/15/2018		8,525	8,535
3.950% due 06/01/2025		2,600	2,571
4.000% due 07/01/2022		6,500	6,655
4.650% due 07/01/2026		4,450	4,617
5.375% due 06/01/2021		1,000	1,090
5.450% due 04/01/2044		840	858
WestJet Airlines Ltd.
3.500% due 06/16/2021		8,400	8,618
Westmoreland Coal Co.
8.750% due 01/01/2022		6,000	4,740
WestRock RKT Co.
4.900% due 03/01/2022		4,420	4,973
Whole Foods Market, Inc.
5.200% due 12/03/2025		11,300	12,302
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,488
9.000% due 10/01/2021		1,500	1,906
Williams Partners LP
3.600% due 03/15/2022		2,250	2,292
4.000% due 11/15/2021		4,300	4,456
4.000% due 09/15/2025		235	236
4.300% due 03/04/2024		1,850	1,896
4.500% due 11/15/2023		3,700	3,842
5.100% due 09/15/2045		650	638
5.250% due 03/15/2020		100	108
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,803
3.700% due 09/15/2026		1,000	1,008

32	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wynn Las Vegas LLC
4.250% due 05/30/2023	$32,982	$31,786
5.500% due 03/01/2025	39,425	39,869
Wynn Macau Ltd.
5.250% due 10/15/2021	25,350	25,730
Yellowstone Energy LP
5.750% due 12/31/2026	4,311	4,503
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	17,100	17,712
3.550% due 04/01/2025	29,400	30,372
Zoetis, Inc.
3.250% due 02/01/2023	2,000	2,064
3.450% due 11/13/2020	2,000	2,093
4.500% due 11/13/2025	1,300	1,461
4.700% due 02/01/2043	9,578	10,142

		2,831,291

UTILITIES 7.8%
American Transmission Systems, Inc.
5.250% due 01/15/2022	4,275	4,918
AT&T, Inc.
2.800% due 02/17/2021	12,000	12,361
3.000% due 06/30/2022	31,700	32,635
3.600% due 02/17/2023	27,500	29,037
3.950% due 01/15/2025	4,300	4,575
4.125% due 02/17/2026	29,000	31,416
4.300% due 12/15/2042	17,000	16,874
4.350% due 06/15/2045	620	613
4.550% due 03/09/2049	6,615	6,687
4.800% due 06/15/2044	6,500	6,866
5.350% due 09/01/2040	636	716
5.650% due 02/15/2047	5,000	5,944
Black Hills Corp.
3.150% due 01/15/2027	3,500	3,543
Blue Racer Midstream LLC
6.125% due 11/15/2022	15,960	15,681
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,594	815
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	2,950	3,079
Constellation Energy Group, Inc.
5.150% due 12/01/2020	4,500	5,009
DTE Energy Co.
6.375% due 04/15/2033	900	1,189
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,000	1,035
Duke Energy Corp.
2.650% due 09/01/2026	2,800	2,756
3.750% due 04/15/2024	20,557	22,241
E.ON International Finance BV
5.800% due 04/30/2018	4,800	5,102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Electricite de France S.A.
4.875% due 01/22/2044		$500	$542
Emera U.S. Finance LP
2.700% due 06/15/2021		3,100	3,176
3.550% due 06/15/2026		1,500	1,559
Entergy Corp.
2.950% due 09/01/2026		8,795	8,817
4.000% due 07/15/2022		7,200	7,821
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,560
Exelon Corp.
3.950% due 06/15/2025		6,400	6,919
Exelon Generation Co. LLC
6.250% due 10/01/2039		990	1,107
FirstEnergy Corp.
2.750% due 03/15/2018		7,250	7,337
4.250% due 03/15/2023		15,038	15,975
7.375% due 11/15/2031		21,521	28,051
Freeport-McMoran Oil & Gas LLC
6.625% due 05/01/2021		1,500	1,541
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150	1,321
4.375% due 09/19/2022		$5,600	5,649
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		6,500	6,551
Genesis Energy LP
5.625% due 06/15/2024		10,600	10,441
6.000% due 05/15/2023		10,800	10,773
6.750% due 08/01/2022		10,450	10,820
Illinois Power Generating Co.
6.300% due 04/01/2020		975	395
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,731
NGPL PipeCo LLC
9.625% due 06/01/2019		10,000	10,562
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		4,133	1,302
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (g)		12,365	2,411
6.750% due 10/01/2023 (g)		5,905	1,151
Pacific Gas & Electric Co.
2.450% due 08/15/2022		1,500	1,542
Parsley Energy LLC
6.250% due 06/01/2024		1,000	1,037
Petrobras Global Finance BV
3.737% due 03/17/2020		4,735	4,640
5.375% due 01/27/2021		2,500	2,481
5.750% due 01/20/2020		6,700	6,921
7.875% due 03/15/2019		2,600	2,821
8.375% due 05/23/2021		29,655	32,567

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petroleos Mexicanos
4.500% due 01/23/2026	$8,250	$8,044
4.875% due 01/24/2022	41,200	42,024
8.000% due 05/03/2019	32,100	36,241
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046	1,500	1,499
Plains All American Pipeline LP
2.850% due 01/31/2023	12,492	11,885
3.600% due 11/01/2024	12,900	12,566
3.850% due 10/15/2023	18,672	18,626
4.300% due 01/31/2043	480	398
Progress Energy, Inc.
4.400% due 01/15/2021	9,500	10,385
PSEG Power LLC
3.000% due 06/15/2021	7,760	7,994
Puget Energy, Inc.
3.650% due 05/15/2025	780	814
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	940
Shell International Finance BV
4.000% due 05/10/2046	8,375	8,613
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	13,900	13,860
Spire, Inc.
1.567% due 08/15/2017	13,500	13,466
Sprint Capital Corp.
6.875% due 11/15/2028	3,300	3,123
6.900% due 05/01/2019	17,300	17,992
Sprint Communications, Inc.
8.375% due 08/15/2017	8,000	8,330
Sprint Corp.
7.125% due 06/15/2024	10,400	10,192
Terraform Global Operating LLC
13.750% due 08/15/2022 (i)	1,025	1,061
Verizon Communications, Inc.
2.625% due 08/15/2026	600	590
3.850% due 11/01/2042	5,200	4,982
4.672% due 03/15/2055	22,793	24,087
4.862% due 08/21/2046	17,514	19,748
5.012% due 08/21/2054	19,232	21,391
5.150% due 09/15/2023	80,250	93,539
Williams Partners LP
4.875% due 05/15/2023	13,178	13,348

		831,351

Total Corporate Bonds & Notes (Cost $7,206,852)		7,390,259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	$1,110	$1,779

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	9,518

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	7,700	8,542
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	6,210	5,993

		14,535

OHIO 0.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	15,600	15,305
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,879

		18,184

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	5,400	4,654

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,199

Total Municipal Bonds & Notes (Cost $44,205)		50,869

U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
3.000% due 01/01/2045	439	457
3.500% due 07/01/2046	5,420	5,796
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	79,000	81,886

34	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/01/2046 - 11/01/2046	$488,400	$515,098
4.000% due 10/01/2046 - 11/01/2046	25,600	27,478
Freddie Mac
7.915% due 11/25/2055	3,567	2,017
9.524% due 03/25/2029	500	503

Total U.S. Government Agencies (Cost $632,428)		633,235

U.S. TREASURY OBLIGATIONS 19.4%
U.S. Treasury Bonds
2.500% due 02/15/2045	45,240	46,910
2.500% due 02/15/2046	92,825	96,275
2.500% due 05/15/2046	528,934	549,245
2.875% due 08/15/2045	27,317	30,528
3.000% due 05/15/2042	2,750	3,145
3.000% due 11/15/2044	80,154	91,704
3.125% due 02/15/2042	74,170	86,638
3.125% due 08/15/2044	70,025	82,000
3.375% due 05/15/2044	175,750	215,091
3.625% due 02/15/2044	21,050	26,888
4.375% due 05/15/2040	6,695	9,379
6.125% due 11/15/2027	3,750	5,450
6.250% due 05/15/2030	5,950	9,197
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018	16,137	16,318
0.375% due 07/15/2025 (i)	9,844	10,186
U.S. Treasury Notes
0.750% due 08/15/2019	16,000	15,945
1.125% due 02/28/2021 (k)(m)	10,000	10,008
1.125% due 06/30/2021 (k)	10,490	10,480
1.125% due 08/31/2021	182,000	181,851
1.125% due 09/30/2021	1,300	1,298
1.250% due 03/31/2021 (k)(m)	3,685	3,705
1.375% due 09/30/2020 (i)(k)(m)	133,800	135,415
1.500% due 08/15/2026	31,866	31,580
1.625% due 07/31/2020 (k)(m)	14,700	15,022
1.625% due 11/15/2022 (m)	3,000	3,051
1.750% due 12/31/2020 (k)(m)	49,148	50,469
1.750% due 01/31/2023 (m)	1,000	1,024
1.875% due 10/31/2022 (m)	7,000	7,224
2.000% due 08/15/2025	240,700	249,299
2.125% due 08/31/2020 (k)	49,924	51,949
2.125% due 12/31/2022 (m)	5,000	5,233
U.S. Treasury STRIPS (d)
0.000% due 05/15/2043	1,025	544
0.000% due 08/15/2044	2,125	1,091
0.000% due 02/15/2045	34,200	17,258

Total U.S. Treasury Obligations (Cost $1,990,901)		2,071,400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Adjustable Rate Mortgage Trust
2.909% due 01/25/2036 ^		$838	$741
American Home Mortgage Assets Trust
0.645% due 10/25/2046		3,836	2,946
American Home Mortgage Investment Trust
2.995% due 11/25/2045 ^		1,374	1,048
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^		1,425	1,333
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		92	94
5.938% due 02/10/2051		658	671
Banc of America Funding Trust
0.722% due 10/20/2036		3,411	2,882
0.812% due 06/20/2047		2,000	1,447
0.925% due 05/25/2037 ^		869	646
42.749% due 07/25/2047 ^		1,349	2,992
BCAP LLC Trust
0.745% due 05/25/2047 ^		2,409	1,873
3.232% due 07/26/2036		452	367
Bear Stearns Adjustable Rate Mortgage Trust
3.109% due 08/25/2035		383	329
Bear Stearns ALT-A Trust
0.845% due 08/25/2036		1,211	977
3.106% due 08/25/2036 ^		1,924	1,422
3.381% due 03/25/2036 ^		450	344
Berica ABS SRL
0.000% due 12/31/2055	EUR	5,649	6,327
ChaseFlex Trust
0.865% due 08/25/2037		$1,022	820
Citigroup Commercial Mortgage Trust
5.900% due 12/10/2049		91	93
Citigroup Mortgage Loan Trust, Inc.
3.006% due 03/25/2037 ^		1,094	989
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		7	7
5.886% due 11/15/2044		70	71
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		1,683	1,327
Countrywide Alternative Loan Trust
0.685% due 07/25/2036		3,189	2,708
0.685% due 12/25/2046 ^		802	695
0.695% due 11/25/2036		600	541
0.715% due 09/25/2046 ^		5,040	3,898
0.722% due 09/20/2046		5,655	4,146
0.742% due 09/20/2046		4,785	3,078
0.815% due 05/25/2036		20,297	15,733
0.875% due 05/25/2037 ^		1,450	795
1.325% due 12/25/2035 ^		1,185	924
1.857% due 08/25/2035		9,128	7,128
6.000% due 03/25/2036 ^		1,814	1,436

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/25/2036 ^	$169	$134
6.500% due 12/25/2036 ^	633	425
Credit Suisse Commercial Mortgage Trust
3.213% due 05/27/2037	5,352	2,920
Credit Suisse Mortgage Capital Certificates
3.113% due 04/28/2037	3,106	2,326
DBUBS Mortgage Trust
4.537% due 07/10/2044	300	331
Deutsche ALT-A Securities, Inc.
0.665% due 08/25/2037 ^	6,181	5,539
First Horizon Mortgage Pass-Through Trust
2.744% due 11/25/2037 ^	2,006	1,751
GSMSC Resecuritization Trust
0.694% due 08/26/2033	8,270	7,926
HarborView Mortgage Loan Trust
0.781% due 01/19/2036	4,270	2,890
0.872% due 06/20/2035	2,177	2,000
3.356% due 06/19/2036 ^	1,637	1,027
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^	235	219
Impac Secured Assets Trust
0.785% due 01/25/2037	7,063	4,506
JPMorgan Alternative Loan Trust
0.635% due 09/25/2036 ^	1,243	1,185
3.041% due 05/25/2037 ^	2,399	1,992
6.310% due 08/25/2036 ^	2,782	2,374
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	78	78
Lehman Mortgage Trust
6.000% due 07/25/2037 ^	753	679
Merrill Lynch Mortgage Investors Trust
0.775% due 11/25/2035	56	53
3.368% due 05/25/2033	10	10
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	87	90
Morgan Stanley Capital Trust
5.569% due 12/15/2044	888	910
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036	511	255
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037	80	72
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	1,616	953
Residential Accredit Loans, Inc. Trust
0.705% due 05/25/2036	2,941	2,566
0.705% due 09/25/2036	1,294	1,129
0.715% due 08/25/2036	2,468	1,948
0.715% due 09/25/2036	2,477	2,171
0.875% due 08/25/2035 ^	3,968	2,915
3.419% due 07/25/2035	695	644
4.066% due 01/25/2036 ^	3,422	2,763

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.106% due 09/25/2035 ^	$539	$450
Sequoia Mortgage Trust
0.732% due 05/20/2035	285	262
Structured Adjustable Rate Mortgage Loan Trust
0.825% due 08/25/2036 ^	1,950	1,518
2.907% due 02/25/2036 ^	2,371	2,299
3.052% due 07/25/2036 ^	3,080	2,112
3.542% due 05/25/2036 ^	2,883	2,313
Structured Asset Mortgage Investments Trust
0.645% due 08/25/2036	2,247	1,704
Thornburg Mortgage Securities Trust
5.802% due 09/25/2037	35	36
Wachovia Mortgage Loan Trust LLC
3.032% due 05/20/2036 ^	1,652	1,467
3.104% due 10/20/2035 ^	488	445
WaMu Mortgage Pass-Through Certificates Trust
2.251% due 12/25/2036 ^	273	238
4.338% due 07/25/2037 ^	992	901
Washington Mutual Mortgage Pass-Through Certificates Trust
1.347% due 11/25/2046	2,322	1,683
6.000% due 07/25/2036	483	397
6.000% due 06/25/2037 ^	5,967	5,673
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	411	365

Total Non-Agency Mortgage-Backed Securities (Cost $126,103)		147,472

ASSET-BACKED SECURITIES 3.0%
Aames Mortgage Investment Trust
1.724% due 06/25/2035	4,000	3,557
ACE Securities Corp. Home Equity Loan Trust
0.685% due 08/25/2036 ^	1,853	691
0.725% due 12/25/2036	6,458	2,816
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	6,652	6,700
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.985% due 07/25/2035	3,100	3,034
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036	5,843	5,770
Argent Securities Trust
0.635% due 09/25/2036	2,165	882
0.795% due 05/25/2036	1,664	622
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.905% due 02/25/2036	4,012	2,879
Asset-Backed Funding Certificates Trust
0.655% due 01/25/2037	6,270	4,361
0.665% due 10/25/2036	4,359	3,710

36	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Securities Corp. Home Equity Loan Trust
1.425% due 06/25/2035	$1,000	$876
2.400% due 09/25/2034	1,194	1,035
Bear Stearns Asset-Backed Securities Trust
0.875% due 12/25/2035 ^	631	417
0.935% due 12/25/2035	645	639
0.965% due 12/25/2035 ^	6,863	5,455
1.525% due 08/25/2035	269	216
2.400% due 07/25/2034	1,555	1,525
Carlyle Global Market Strategies CLO Ltd.
1.926% due 04/20/2022	4,012	4,018
Carrington Mortgage Loan Trust
1.575% due 05/25/2035	2,100	1,659
Cavalry CLO Ltd.
2.049% due 01/16/2024	5,345	5,342
Citigroup Mortgage Loan Trust, Inc.
0.665% due 12/25/2036	777	719
0.785% due 03/25/2036	2,700	2,284
0.795% due 05/25/2037	4,254	3,196
0.924% due 11/25/2046	712	623
Countrywide Asset-Backed Certificates
0.665% due 07/25/2037 ^	4,180	3,500
0.665% due 06/25/2047 ^	4,526	3,315
0.674% due 01/25/2037	605	588
0.675% due 05/25/2037	1,486	1,409
0.695% due 05/25/2037	4,592	4,299
0.705% due 06/25/2047	1,110	1,062
0.745% due 09/25/2047	1,195	1,065
0.765% due 03/25/2036	3,326	2,714
0.875% due 03/25/2036 ^	15,296	12,449
4.961% due 10/25/2046 ^	2,757	2,586
Countrywide Asset-Backed Certificates Trust
0.675% due 02/25/2037	1,923	1,887
0.684% due 09/25/2046	9,144	8,503
Credit-Based Asset Servicing and Securitization LLC
0.675% due 11/25/2036	1,846	1,170
Eagle Ltd.
2.570% due 12/15/2039	1,828	1,809
ECAF Ltd.
4.947% due 06/15/2040	7,434	7,356
Elm CLO Ltd.
2.079% due 01/17/2023	8,745	8,769
Fremont Home Loan Trust
0.675% due 01/25/2037	2,101	1,126
0.695% due 02/25/2037	2,758	1,559
1.215% due 01/25/2035	1,460	1,450
GSAA Home Equity Trust
3.298% due 03/25/2036	3,055	2,033
GSAMP Trust
0.665% due 06/25/2036	575	503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Loan Trust
0.865% due 04/25/2037	$3,100	$1,879
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.775% due 03/25/2036	215	212
IXIS Real Estate Capital Trust
0.675% due 01/25/2037	4,083	2,032
JPMorgan Mortgage Acquisition Trust
0.675% due 01/25/2037	3,170	3,006
0.715% due 03/25/2047	3,770	2,962
LCM LP
1.873% due 07/14/2022	1,350	1,352
Lehman XS Trust
0.705% due 06/25/2036	1,129	821
5.170% due 08/25/2035 ^	3,198	3,013
Long Beach Mortgage Loan Trust
0.705% due 03/25/2046	10,806	7,739
MASTR Asset-Backed Securities Trust
0.765% due 03/25/2036	4,354	2,735
1.025% due 10/25/2035 ^	2,086	1,639
Merrill Lynch Mortgage Investors Trust
0.695% due 07/25/2037	1,825	1,044
0.705% due 03/25/2037	1,092	1,091
0.785% due 03/25/2037	16,900	14,529
0.975% due 02/25/2047	8,431	5,626
Morgan Stanley ABS Capital, Inc. Trust
0.665% due 10/25/2036	1,511	876
0.675% due 11/25/2036	2,436	1,480
0.675% due 12/25/2036	1,135	725
0.675% due 02/25/2037	5,707	3,457
0.705% due 02/25/2037	14,810	7,164
0.725% due 02/25/2037	748	457
0.745% due 10/25/2036	1,651	971
0.755% due 02/25/2037	5,644	2,747
0.775% due 08/25/2036	9,393	5,771
1.775% due 07/25/2037	2,100	1,480
Morgan Stanley Home Equity Loan Trust
0.625% due 04/25/2037	352	222
0.875% due 04/25/2037	1,679	1,096
1.260% due 08/25/2035	10,220	8,911
National Collegiate Student Loan Trust
0.785% due 02/26/2029	1,500	1,450
0.795% due 03/26/2029	500	477
Nationstar Home Equity Loan Trust
0.845% due 04/25/2037	7,100	5,213
NovaStar Mortgage Funding Trust
0.675% due 03/25/2037	1,591	847
0.735% due 01/25/2037	5,931	2,700
0.775% due 10/25/2036	1,753	984
Option One Mortgage Loan Trust
0.665% due 01/25/2037	6,497	3,816

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RAAC Trust
2.025% due 09/25/2047		$3,200	$2,710
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		13,713	8,419
Residential Asset Mortgage Products Trust
0.754% due 12/25/2035		14,185	10,638
1.145% due 05/25/2035		4,219	3,904
Residential Asset Securities Corp. Trust
0.845% due 01/25/2036		799	795
0.865% due 04/25/2037		9,400	7,282
0.935% due 01/25/2036		1,000	920
Saxon Asset Securities Trust
1.319% due 03/25/2035 ^		1,424	1,316
Securitized Asset-Backed Receivables LLC Trust
0.775% due 03/25/2036		1,807	1,118
Soundview Home Loan Trust
0.695% due 06/25/2036		3,665	3,415
Specialty Underwriting & Residential Finance Trust
0.675% due 06/25/2037		864	531
0.795% due 04/25/2037		1,761	1,023
0.825% due 12/25/2036		6,233	5,365
3.983% due 02/25/2037 ^		2,195	1,215
Structured Asset Investment Loan Trust
0.674% due 09/25/2036		1,575	1,386
0.685% due 05/25/2036		820	753
Structured Asset Securities Corp. Mortgage Loan Trust
0.675% due 09/25/2036		99	98
1.025% due 11/25/2037		8,000	5,207
VOLT LLC
4.250% due 03/26/2046		3,412	3,463
Voya CLO Ltd.
1.980% due 10/15/2022		12,000	12,004
2.000% due 10/15/2022		21,500	21,488

Total Asset-Backed Securities (Cost $298,227)			325,752

SOVEREIGN ISSUES 0.9%
Export-Import Bank of India
3.375% due 08/05/2026 (i)		22,500	22,874
Export-Import Bank of Korea
4.000% due 01/11/2017		1,200	1,209
4.000% due 01/29/2021		1,000	1,092
5.000% due 04/11/2022		4,000	4,672
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,926
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (e)		1,111	1,308
Junta de Castilla y Leon
6.505% due 03/01/2019		1,200	1,558

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Development Bank
3.875% due 05/04/2017		$10,000	$10,158
4.625% due 11/16/2021		7,200	8,211
Poland Government International Bond
2.500% due 07/25/2026	PLN	63,700	16,096
3.250% due 07/25/2025		9,600	2,591
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	340,000	3,261
4.500% due 07/03/2017		680,000	6,604
Slovenia Government International Bond
4.125% due 02/18/2019		$300	317
5.250% due 02/18/2024		4,700	5,528
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	129,400	10,536

Total Sovereign Issues (Cost $95,693)			97,941

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (b)		441,790	44

Total Common Stocks (Cost $2,953)			44

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500% (f)		7,750	10,077

REAL ESTATE 0.0%
Welltower, Inc.
6.500% (f)		84,000	5,617

Total Convertible Preferred Securities (Cost $9,723)			15,694

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
AgriBank FCB
6.875% due 01/01/2024 (f)		30,000	3,234
CoBank ACB
6.200% due 01/01/2025 (f)		106,000	11,123
6.250% due 10/01/2022 (f)		25,000	2,644
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		13,000	15,438
Navient Corp. CPI Linked Security
3.006% due 03/15/2017		21,400	533

Total Preferred Securities (Cost $29,614)			32,972

38	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

CERTIFICATES OF DEPOSIT 0.2%
Sumitomo Mitsui Banking Corp.
1.129% due 05/02/2017	$16,100	$16,079

REPURCHASE AGREEMENTS (h) 0.0%
		1,218

U.S. TREASURY BILLS 0.2%
0.493% due 03/02/2017 - 03/16/2017 (c)(d)(k)(m)	17,249	17,220

Total Short-Term Instruments (Cost $34,529)		34,517

Total Investments in Securities (Cost $10,969,255)		11,301,281

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	5,753,890	$56,883

Total Short-Term Instruments (Cost $56,883)		56,883

Total Investments in Affiliates (Cost $56,883)		56,883

Total Investments 106.2% (Cost $11,026,138)		$11,358,164

Financial Derivative Instruments (j)(l) 0.1% (Cost or Premiums, net $(44,770))		(12,072)

Other Assets and Liabilities, net (6.1)%		(648,564)

Net Assets 100.0%		$10,697,528

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$17,550	$17,901	0.17%
Delta Air Lines, Inc.	2.531	09/30/2019	09/29/2014	22,923	22,903	0.21
Delta Air Lines, Inc.	2.792	05/09/2019	05/05/2014	4,934	4,934	0.05
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	11/25/2014 - 06/25/2015	10,566	2,411	0.02
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	11/25/2014 - 07/14/2015	4,520	1,151	0.01
Norwegian Air Shuttle	4.110 - 4.250	06/24/2026	06/25/2014	14,319	14,298	0.13
Norwegian Air Shuttle	5.860 - 6.110	06/24/2021	06/25/2014	9,720	9,534	0.09
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,543	0.06
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 04/26/2016	8,526	8,427	0.08

				$99,058	$88,102	0.82%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$1,218	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(1,247)	$1,218	$1,218

Total Repurchase Agreements						$(1,247)	$1,218	$1,218

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	09/07/2016	TBD	(4)	$(947)	$(947)
FOB	(0.750)	09/09/2016	09/09/2017		(1,614)	(1,613)
JML	(0.450)	09/21/2016	09/21/2017		(5,137)	(5,136)
RDR	0.610	09/20/2016	10/11/2016		(10,027)	(10,029)
SCX	0.620	07/29/2016	10/05/2016		(44,825)	(44,876)

Total Reverse Repurchase Agreements						$(62,601)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
BCY	0.850%	09/15/2016	10/14/2016	$(2,263)	$(2,264)
BPG	0.680	09/14/2016	12/14/2016	(3,904)	(3,905)

Total Sale-Buyback Transactions					$(6,169)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(415,202) at a weighted average interest rate of 0.422%.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(6) of deferred price drop.

40	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(i)	Securities with an aggregate market value of $68,757 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure (6)
Global/Master Repurchase Agreement
BCY	$0	$(947)	$0	$(947)	$1,061	$114
FOB	0	(1,613)	0	(1,613)	1,541	(72)
JML	0	(5,136)	0	(5,136)	5,185	49
RDR	0	(10,029)	0	(10,029)	10,186	157
SCX	0	(44,876)	0	(44,876)	44,531	(345)
SGY	0	0	0	0	(246)	(246)
SSB	1,218	0	0	1,218	(1,247)	(29)

Master Securities Forward Transaction Agreement
BCY	0	0	(2,264)	(2,264)	2,313	49
BPG	0	0	(3,905)	(3,905)	3,941	36

Total Borrowings and Other Financing Transactions	$1,218	$(62,601)	$(6,169)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bond & Notes	$0	$0	$0	$(2,560)	$(2,560)
Sovereign Issues	0	0	0	(5,136)	(5,136)
U.S. Treasury Obligations	0	(54,905)	0	0	(54,905)

Total	$0	$(54,905)	$0	$(7,696)	$(62,601)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,264)	(3,905)	0	(6,169)

Total	$0	$(2,264)	$(3,905)	$0	$(6,169)

Total Borrowings	$0	$(57,169)	$(3,905)	$(7,696)	$(68,770)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(68,770)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	4,098	$(264)	$205	$0
90-Day Eurodollar June Futures	Short	06/2017	649	0	16	0
90-Day Eurodollar March Futures	Short	03/2017	3,546	(45)	44	0
90-Day Eurodollar March Futures	Short	03/2018	1,157	(59)	72	0
Australia Government 10-Year Bond December Futures	Long	12/2016	5	5	3	(1)
Euro-Bund 10-Year Bond December Futures	Short	12/2016	100	(244)	51	0
U.S. Treasury 2-Year Note December Futures	Short	12/2016	34	(2)	3	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	98	27	0	(21)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	5,605	3,853	0	(2,364)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	431	1,535	0	(929)

Total Futures Contracts				$4,806	$394	$(3,315)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Berkshire Hathaway, Inc.	1.000%	06/20/2021	0.765%	$	21,100	$241	$125	$10	$0
Berkshire Hathaway, Inc.	1.000	12/20/2021	0.859		33,100	257	28	18	0
CBS Corp.	1.000	12/20/2021	0.860		100	1	1	0	0
Kinder Morgan, Inc.	1.000	12/20/2021	1.700		1,600	(57)	(4)	0	(4)
MetLife, Inc.	1.000	06/20/2021	1.086		8,200	(24)	32	6	0
MetLife, Inc.	1.000	12/20/2021	1.235		15,700	(170)	51	12	0
Mexico Government International Bond	1.000	12/20/2018	0.777		15,000	82	48	22	0

						$330	$281	$68	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.EM-25 5-Year Index	1.000%	06/20/2021	$	51,900	$(3,157)	$46	$151	$0
CDX.EM-26 5-Year Index	1.000	12/20/2021		34,900	(2,234)	74	96	0
CDX.HY-25 5-Year Index	5.000	12/20/2020		49,599	2,965	2,584	299	0
CDX.HY-26 5-Year Index	5.000	06/20/2021		44,700	2,375	680	265	0
CDX.IG-22 5-Year Index	1.000	06/20/2019		6,600	96	(2)	6	0
CDX.IG-23 5-Year Index	1.000	12/20/2019		140,900	1,894	245	148	0
CDX.IG-25 5-Year Index	1.000	12/20/2020		481,800	6,328	6,830	661	0
CDX.IG-26 5-Year Index	1.000	06/20/2021		1,730,350	25,149	4,512	2,693	0
CDX.IG-27 5-Year Index	1.000	12/20/2021		89,800	1,147	106	123	0

					$34,563	$15,075	$4,442	$0

42	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month NZD-BBR	5.000%	12/17/2024	NZD	80,800	$12,567	$7,045	$166	$0
Receive	3-Month USD-LIBOR	1.300	05/06/2017	$	173,000	(1,109)	(1,112)	0	(1)
Receive	3-Month USD-LIBOR *	1.250	12/21/2018		400	(2)	0	0	0
Receive	3-Month USD-LIBOR *	2.910	08/20/2019		352,100	(5,998)	(4,730)	158	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		92,700	(1,242)	(6)	176	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		269,610	(6,557)	(1,658)	1,457	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		44,000	(7,517)	(4,421)	795	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		80,400	(8,069)	(1,526)	1,441	0
Pay	3-Month ZAR-JIBAR *	8.300	03/15/2027	ZAR	246,800	189	52	5	0
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	133,600	(842)	(534)	7	0
Receive	6-Month EUR-EURIBOR	2.000	09/17/2024		1,300	(228)	(2)	1	0
Receive	6-Month EUR-EURIBOR *	0.500	03/15/2027		9,800	(202)	(133)	2	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		11,600	(1,775)	(1,253)	25	0
Pay	6-Month GBP-LIBOR *	0.500	03/15/2022	GBP	74,500	(61)	391	0	(138)
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		135,500	810	(1,689)	729	0
Receive	6-Month JPY-LIBOR	1.250	06/17/2035	JPY	1,515,000	(2,605)	(1,310)	56	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		1,315,000	(3,930)	135	106	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021	MXN	21,300	67	(73)	0	(3)
Pay	28-Day MXN-TIIE	5.610	07/07/2021		139,600	(138)	(189)	0	(18)
Pay	28-Day MXN-TIIE	5.840	09/14/2021		219,300	(118)	(215)	0	(27)
Pay	28-Day MXN-TIIE	5.810	09/29/2021		150,900	(92)	(148)	0	(19)
Pay	28-Day MXN-TIIE	5.750	09/30/2021		112,500	(84)	(101)	0	(14)
Pay	28-Day MXN-TIIE	5.630	10/11/2021		720,200	(756)	(700)	0	(85)
Pay	28-Day MXN-TIIE	5.740	04/24/2023		438,100	(589)	(586)	0	(42)
Pay	28-Day MXN-TIIE	5.738	04/25/2023		397,300	(538)	(538)	0	(37)
Pay	28-Day MXN-TIIE	5.925	08/04/2023		358,500	(314)	(314)	0	(35)
Pay	28-Day MXN-TIIE	5.935	08/04/2023		358,500	(304)	(304)	0	(35)
Pay	28-Day MXN-TIIE	6.190	01/03/2035		273,900	(1,021)	378	0	(12)

						$(30,458)	$(13,541)	$5,124	$(466)

Total Swap Agreements						$4,435	$1,815	$9,634	$(470)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(k)	Securities with an aggregate market value of $129,120 and cash of $21,231 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$394	$9,634	$10,028	$0	$(3,315)	$(470)	$(3,785)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2016	NZD	802	$	586	$3	$0
BOA	10/2016	BRL	208,891		64,349	118	0
	10/2016	GBP	69,560		92,032	1,871	0
	10/2016	JPY	7,091,798		70,700	765	0
	10/2016	$	54,695	BRL	208,891	9,537	0
	10/2016		39,642	MXN	722,852	13	(2,443)
BPS	10/2016	CNH	279,860	$	42,071	168	0
	10/2016	GBP	2,265		2,943	7	0
	10/2016	$	56,953	GBP	43,776	0	(212)
	11/2016	GBP	43,776	$	56,982	208	0
	11/2016	$	257	INR	17,399	3	0
	01/2017	BRL	9,922	$	3,492	523	0
BRC	10/2016	CNH	114,917		17,550	328	0
	10/2016	$	52,716	CNH	353,434	203	0
CBK	11/2016	PLN	13,014	$	3,370	0	(31)
DUB	11/2016	$	1,115	INR	75,346	11	0
	01/2017		3,493	BRL	9,922	0	(523)
GLM	10/2016	EUR	16,362	$	18,350	1	(31)
	10/2016	GBP	7,308		9,700	228	0
	10/2016	$	233,894	EUR	208,646	488	0
	10/2016		51,442	GBP	39,115	0	(743)
	10/2016		3,767	JPY	381,900	0	(1)
	10/2016		2,567	MXN	49,411	3	(26)
	10/2016		25,961	RUB	1,676,226	651	0
	11/2016	EUR	208,928	$	234,490	0	(526)
	11/2016	$	26,313	INR	1,777,761	247	0
HUS	11/2016	HKD	3,288	$	424	0	0
	11/2016	$	76	SGD	102	0	(1)
JPM	10/2016	AUD	2,081	$	1,568	0	(25)
	10/2016	GBP	5,319		6,905	11	0

44	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2016	MXN	57,559	$	2,897	$0	$(66)
	10/2016	$	1,261	EUR	1,124	1	0
	10/2016		1,586	GBP	1,187	0	(48)
	11/2016	NZD	947	$	692	4	0
	11/2016	PLN	58,725		15,264	0	(81)
MSB	10/2016	BRL	208,891		56,867	101	(7,466)
	10/2016	CNH	370,188		55,463	35	0
	10/2016	EUR	191,499		216,599	1,478	0
	10/2016	$	64,350	BRL	208,891	0	(118)
	11/2016		22,328		72,891	0	(105)
SCX	10/2016	CNH	395,799	$	59,203	36	(95)
	10/2016	GBP	1,891		2,514	63	0
	10/2016	$	65,387	JPY	6,584,498	0	(455)
	11/2016	JPY	6,584,498	$	65,467	456	0
	01/2017	CNH	2,107		307	0	(8)
UAG	10/2016	EUR	4,989		5,594	5	(16)
	10/2016	$	1,224	JPY	125,400	13	0
	11/2016	INR	17,396	$	257	0	(3)
	11/2016	$	26,268	IDR	346,805,700	263	0
	11/2016		2,246	NZD	3,114	18	0

Total Forward Foreign Currency Contracts						$17,860	$(13,023)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC USD versus BRL	BRL 3.250	11/21/2016	$ 56,300	$ 1,318	$1,057

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$	17,500	$1,820	$372
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		51,200	2,423	997
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017		103,050	421	239
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		47,200	2,360	1,006
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/07/2016		113,600	181	142
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/08/2016		209,300	349	264
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017		22,200	1,793	186
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		8,700	812	134

								$10,159	$3,340

Total Purchased Options								$11,477	$4,397

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-26 5-Year Index	Buy	0.650%	10/19/2016	$	30,200	$(18)	$(9)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.850	10/19/2016		30,200	(43)	(3)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	10/19/2016		39,700	(70)	(2)
	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	11/16/2016		17,100	(22)	(7)
JPM	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700	12/21/2016		65,750	(47)	(78)
	Put - OTC CDX.IG-27 5-Year Index	Sell	1.100	12/21/2016		65,750	(90)	(39)
MYC	Put - OTC CDX.IG-26 5-Year Index	Sell	0.900	11/16/2016		25,700	(34)	(10)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.050	12/21/2016		131,500	(205)	(63)

							$(529)	$(211)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC USD versus CNH	CNH	7.050	12/08/2016	$	27,900	$(389)	$(24)
HUS	Call - OTC USD versus CNH		7.000	12/07/2016		40,300	(567)	(44)
JPM	Put - OTC USD versus BRL	BRL	3.100	11/21/2016		56,300	(449)	(274)
	Call - OTC USD versus BRL		3.499	11/21/2016		56,300	(869)	(482)
	Call - OTC USD versus CNH	CNH	7.000	12/07/2016		83,070	(1,166)	(90)
	Call - OTC USD versus CNH		7.050	12/08/2016		74,470	(1,051)	(63)

							$(4,491)	$(977)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	(2)

						$(513)	$(3)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$	77,000	$(1,820)	$(181)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		262,150	(2,681)	(938)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		236,000	(2,382)	(849)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017		22,400	(421)	(716)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017		97,400	(1,830)	(90)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		38,300	(821)	(87)

46	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670%	12/07/2016	$	24,700	$(181)	$(514)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.630	12/08/2016		45,500	(350)	(830)

								$(10,486)	$(4,205)

Total Written Options								$(16,019)	$(5,396)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		1,272		0		(1,272)		0		0
Notional Amount in $	$	1,479,190	$	1,506,840	$	(444,700)	$	(850,390)	$	(94,150)	$	1,596,790
Notional Amount in EUR	EUR	43,500	EUR	873,500	EUR	(334,400)	EUR	(543,800)	EUR	(38,800)	EUR	0
Premiums	$	(16,979)	$	(6,803)	$	3,982	$	3,656	$	125	$	(16,019)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Aetna, Inc.	(1.000)%	12/20/2020	0.302%	$	5,100	$(167)	$17	$0	$(150)
CBK	Deere & Co.	(1.000)	12/20/2020	0.438		4,575	(65)	(43)	0	(108)
GST	Darden Restaurants, Inc.	(1.000)	06/20/2020	0.529		11,500	(17)	(185)	0	(202)
	Dow Chemical Co.	(1.000)	12/20/2020	0.680		4,000	(44)	(10)	0	(54)
	Newmont Mining Corp.	(1.000)	12/20/2020	0.730		5,250	94	(154)	0	(60)
JPM	Aetna, Inc.	(1.000)	12/20/2020	0.302		8,000	(257)	22	0	(235)
	Caterpillar, Inc.	(1.000)	12/20/2020	0.478		7,650	(35)	(133)	0	(168)
	Cigna Corp.	(1.000)	03/20/2021	0.319		2,550	(82)	5	0	(77)
	ERP Operating LP	(1.000)	12/20/2020	0.320		3,800	(116)	7	0	(109)
MYC	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	0.693		400	17	(20)	0	(3)
	Newmont Mining Corp.	(1.000)	12/20/2020	0.730		1,750	30	(50)	0	(20)

							$(642)	$(544)	$0	$(1,186)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	06/20/2020	0.607%	$	25,000	$489	$(122)	$367	$0
	China Government International Bond	1.000	09/20/2020	0.812		250	0	2	2	0
	Credit Suisse Group Finance	1.000	06/20/2017	0.774	EUR	6,500	4	11	15	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814	$	2,000	(2)	17	15	0
	Goldman Sachs Group, Inc.	1.000	12/20/2021	1.030		9,800	15	(26)	0	(11)
	HCP, Inc.	1.000	12/20/2020	1.359		10,000	(831)	689	0	(142)
	Italy Government International Bond	1.000	12/20/2018	0.858		100	(5)	5	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Italy Government International Bond	1.000%	09/20/2019	1.024%	$	30,000	$45	$(55)	$0	$(10)
	Italy Government International Bond	1.000	06/20/2021	1.331		6,000	(96)	9	0	(87)
	Mexico Government International Bond	1.000	06/20/2021	1.520		5,400	(111)	(13)	0	(124)
	Morgan Stanley	1.000	06/20/2020	0.746		26,600	210	44	254	0
	Santander Issuances S.A.U.	1.000	06/20/2019	1.968	EUR	10,000	(231)	(57)	0	(288)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		16,400	(92)	127	35	0
	Volkswagen International Finance NV	1.000	06/20/2021	1.060		9,000	(153)	128	0	(25)
BPS	Barclays Bank PLC	1.000	06/20/2017	0.392		8,300	0	45	45	0
	BHP Billiton Finance USA Ltd.	1.000	06/20/2021	1.020	$	800	(24)	24	0	0
	China Government International Bond	1.000	09/20/2020	0.812		23,550	(194)	373	179	0
	China Government International Bond	1.000	12/20/2020	0.856		1,400	(27)	36	9	0
	China Government International Bond	1.000	06/20/2021	0.972		13,100	(144)	165	21	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		10,250	(253)	21	0	(232)
	Credit Suisse Group Finance	1.000	06/20/2017	0.774	EUR	3,500	0	8	8	0
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.326	$	2,700	474	(24)	450	0
	Mexico Government International Bond	1.000	06/20/2021	1.520		3,100	(58)	(13)	0	(71)
	Petrobras Global Finance BV	1.000	06/20/2019	3.256		3,250	(250)	60	0	(190)
	Petrobras Global Finance BV	1.000	09/20/2019	3.466		37,700	(2,053)	(555)	0	(2,608)
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		6,600	(720)	194	0	(526)
	Petroleos Mexicanos	1.000	09/20/2020	2.655		15,500	(776)	(176)	0	(952)
	Pioneer Natural Resources Co.	1.000	12/20/2020	0.959		5,000	(447)	457	10	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	1,400	(18)	21	3	0
	Volkswagen International Finance NV	1.000	06/20/2021	1.060		7,000	(112)	93	0	(19)
BRC	Anadarko Petroleum Corp.	1.000	06/20/2021	1.717	$	600	(32)	13	0	(19)
	Anglo American Capital PLC	5.000	06/20/2019	1.741	EUR	3,000	214	88	302	0
	Berkshire Hathaway, Inc.	1.000	12/20/2021	0.859	$	8,800	63	2	65	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		3,900	(108)	20	0	(88)
	Exelon Generation Co. LLC	1.000	06/20/2021	1.643		3,400	(135)	38	0	(97)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		2,000	(2)	17	15	0
	Italy Government International Bond	1.000	12/20/2018	0.858		4,600	(229)	245	16	0
	Italy Government International Bond	1.000	03/20/2020	1.116		5,000	(8)	(10)	0	(18)
	Italy Government International Bond	1.000	06/20/2021	1.331		8,200	(134)	16	0	(118)
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		2,000	(298)	269	0	(29)
	Kinder Morgan, Inc.	1.000	06/20/2021	1.563		3,400	(230)	146	0	(84)
	MetLife, Inc.	1.000	12/20/2021	1.230		7,000	23	(100)	0	(77)
	MetLife, Inc.	1.000	03/20/2022	1.299		2,800	(4)	(38)	0	(42)
	Mexico Government International Bond	1.000	06/20/2021	1.520		34,250	(822)	33	0	(789)

48	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Mexico Government International Bond	1.000%	12/20/2021	1.648%	$	652	$(23)	$2	$0	$(21)
	Petroleos Mexicanos	1.000	09/20/2020	2.655		4,600	(237)	(45)	0	(282)
	Shell International Finance BV	1.000	03/20/2020	0.433	EUR	850	19	0	19	0
	Sprint Communications, Inc.	5.000	09/20/2020	4.865	$	7,900	3	49	52	0
CBK	Anadarko Petroleum Corp.	1.000	06/20/2021	1.717		2,200	(150)	81	0	(69)
	Berkshire Hathaway, Inc.	1.000	06/20/2023	1.117		4,400	(65)	34	0	(31)
	DISH DBS Corp.	5.000	06/20/2021	3.165		5,000	394	12	406	0
	Italy Government International Bond	1.000	03/20/2020	1.116		10,000	(19)	(16)	0	(35)
	Italy Government International Bond	1.000	06/20/2021	1.331		50,000	(416)	(306)	0	(722)
	MetLife, Inc.	1.000	06/20/2021	1.094		9,300	(149)	113	0	(36)
	Prudential Financial, Inc.	1.000	06/20/2020	0.773		9,500	92	(10)	82	0
	Prudential Financial, Inc.	1.000	06/20/2021	1.027		10,500	(102)	93	0	(9)
	South Africa Government International Bond	1.000	06/20/2021	2.346		9,500	(793)	231	0	(562)
	Sprint Communications, Inc.	5.000	09/20/2020	4.865		2,400	45	(29)	16	0
	Valeant Pharmaceuticals International, Inc.	5.000	12/20/2020	6.931		400	10	(35)	0	(25)
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.201		10,000	(159)	24	0	(135)
	China Government International Bond	1.000	09/20/2020	0.812		10,000	29	47	76	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		7,850	(224)	46	0	(178)
	Italy Government International Bond	1.000	12/20/2018	0.858		1,800	(84)	90	6	0
	Italy Government International Bond	1.000	06/20/2019	0.979		86,900	94	(13)	81	0
	Italy Government International Bond	1.000	09/20/2019	1.024		1,400	(2)	1	0	(1)
	MetLife, Inc.	1.000	03/20/2021	1.013		10,000	(32)	30	0	(2)
	MetLife, Inc.	1.000	09/20/2021	1.166		24,800	250	(437)	0	(187)
	Mexico Government International Bond	1.000	06/20/2021	1.520		700	(20)	4	0	(16)
	Mexico Government International Bond	1.000	12/20/2021	1.648		101	(4)	1	0	(3)
	Morgan Stanley	1.000	03/20/2021	0.855		24,700	(220)	383	163	0
	Petroleos Mexicanos	1.000	06/20/2021	2.942		1,600	(145)	11	0	(134)
	Prudential Financial, Inc.	1.000	09/20/2021	1.087		47,300	509	(688)	0	(179)
FBF	American Airlines Group, Inc.	5.000	12/20/2016	1.740		2,050	43	(24)	19	0
GST	American Tower Corp.	1.000	06/20/2021	1.495		12,500	(590)	318	0	(272)
	Anadarko Petroleum Corp.	1.000	06/20/2019	1.124		3,000	(94)	85	0	(9)
	Anadarko Petroleum Corp.	1.000	06/20/2021	1.717		13,100	(926)	514	0	(412)
	Berkshire Hathaway, Inc.	1.000	06/20/2022	0.961		20,000	(22)	72	50	0
	Berkshire Hathaway, Inc.	1.000	06/20/2023	1.117		15,000	(271)	166	0	(105)
	BHP Billiton Finance USA Ltd.	1.000	12/20/2020	0.891		6,100	(189)	219	30	0
	China Government International Bond	1.000	06/20/2021	0.972		16,400	(139)	166	27	0
	Enbridge, Inc.	1.000	09/20/2017	0.667		9,000	155	(123)	32	0
	Enbridge, Inc.	1.000	06/20/2019	1.351		10,150	(330)	239	0	(91)
	Enterprise Products Operating LLC	1.000	06/20/2021	1.485		6,000	(310)	182	0	(128)
	Ford Motor Co.	5.000	12/20/2021	1.785		4,900	754	24	778	0
	General Motors Co.	5.000	06/20/2021	1.749		3,000	435	4	439	0
	Gilead Sciences, Inc.	1.000	06/20/2017	0.191		5,000	(19)	50	31	0
	Italy Government International Bond	1.000	06/20/2021	1.331		80,600	(940)	(223)	0	(1,163)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	49

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Morgan Stanley	1.000%	06/20/2020	0.746%	$	28,100	$243	$26	$269	$0
	Petrobras Global Finance BV	1.000	09/20/2019	3.466		9,600	(545)	(119)	0	(664)
	Petroleos Mexicanos	1.000	09/20/2020	2.655		16,000	(798)	(184)	0	(982)
	Shell International Finance BV	1.000	03/20/2020	0.433	EUR	1,800	42	(1)	41	0
	Spain Government International Bond	1.000	06/20/2020	0.598	$	26,600	370	29	399	0
	Sprint Communications, Inc.	5.000	09/20/2020	4.865		2,000	21	(8)	13	0
	Viacom, Inc.	1.000	03/20/2021	0.829		4,700	(184)	220	36	0
	Volkswagen International Finance NV	1.000	06/20/2021	1.060	EUR	3,000	(5)	(3)	0	(8)
HUS	China Government International Bond	1.000	09/20/2020	0.812	$	13,300	(32)	133	101	0
	China Government International Bond	1.000	06/20/2021	0.972		3,400	(33)	39	6	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		6,000	(146)	10	0	(136)
	Italy Government International Bond	1.000	12/20/2020	1.240		200	1	(3)	0	(2)
	Mexico Government International Bond	1.000	12/20/2018	0.791		29,450	(42)	188	146	0
	Mexico Government International Bond	1.000	06/20/2021	1.520		21,900	(416)	(89)	0	(505)
	Mexico Government International Bond	1.000	12/20/2021	1.648		147	(5)	0	0	(5)
	Petrobras Global Finance BV	1.000	06/20/2019	3.256		5,400	(445)	130	0	(315)
JPM	Anadarko Petroleum Corp.	1.000	06/20/2021	1.717		7,000	(371)	151	0	(220)
	Anglo American Capital PLC	5.000	06/20/2019	1.741	EUR	12,000	853	355	1,208	0
	China Government International Bond	1.000	09/20/2020	0.812	$	1,750	(1)	14	13	0
	China Government International Bond	1.000	06/20/2021	0.972		800	(4)	5	1	0
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.326		6,000	925	75	1,000	0
	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.947		12,200	(14)	48	34	0
	Italy Government International Bond	1.000	06/20/2020	1.163		5,000	(6)	(22)	0	(28)
	Italy Government International Bond	1.000	12/20/2020	1.240		13,800	(26)	(103)	0	(129)
	Morgan Stanley	1.000	06/20/2020	0.746		12,000	87	28	115	0
	Petroleos Mexicanos	1.000	09/20/2020	2.655		2,800	(151)	(21)	0	(172)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	2,800	(25)	31	6	0
	Williams Cos., Inc.	1.000	09/20/2019	1.537	$	2,800	7	(49)	0	(42)
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	1.545		8,700	(1,002)	815	0	(187)
	China Government International Bond	1.000	06/20/2021	0.972		9,200	(69)	84	15	0
	Enterprise Products Operating LLC	1.000	06/20/2021	1.485		24,000	(795)	282	0	(513)
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.326		11,800	1,807	159	1,966	0
	Hess Corp.	1.000	06/20/2021	2.082		45,000	(3,335)	1,208	0	(2,127)
	Italy Government International Bond	1.000	12/20/2018	0.858		17,500	(815)	876	61	0
	Italy Government International Bond	1.000	03/20/2019	0.924		2,900	6	0	6	0

50	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Italy Government International Bond	1.000%	06/20/2019	0.979%	$	44,400	$(173)	$214	$41	$0
	Italy Government International Bond	1.000	06/20/2020	1.163		10,100	(17)	(39)	0	(56)
	Kinder Morgan, Inc.	1.000	06/20/2021	1.563		8,500	(490)	279	0	(211)
	Mexico Government International Bond	1.000	12/20/2018	0.791		11,650	(42)	100	58	0
	Mexico Government International Bond	1.000	03/20/2019	0.884		18,350	142	(83)	59	0
	ONEOK Partners LP	1.000	06/20/2021	2.047		10,000	(980)	521	0	(459)
	Pioneer Natural Resources Co.	1.000	12/20/2020	0.959		4,500	(482)	491	9	0
	Spain Government International Bond	1.000	06/20/2020	0.598		25,000	322	53	375	0
NGF	South Africa Government International Bond	1.000	06/20/2021	2.346		9,500	(783)	221	0	(562)
SOG	Italy Government International Bond	1.000	06/20/2021	1.331		17,600	(282)	28	0	(254)
UAG	China Government International Bond	1.000	06/20/2021	0.972		4,100	(36)	43	7	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		7,650	(222)	49	0	(173)

							$(18,850)	$9,750	$10,103	$(19,203)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	12/20/2020	$	25,600	$155	$3,296	$3,451	$0
DUB	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		1,800	(162)	1	0	(161)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		2,200	(216)	34	0	(182)
GST	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		16,400	(1,696)	337	0	(1,359)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058		41,600	(6,865)	(219)	0	(7,084)
JPS	CMBX.NA.BB.6 Index	5.000	05/11/2063		7,000	(993)	(232)	0	(1,225)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		3,500	(308)	(4)	0	(312)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058		10,000	(1,745)	42	0	(1,703)
MEI	CMBX.NA.BB.6 Index	5.000	05/11/2063		5,350	(752)	(184)	0	(936)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		1,800	(160)	(1)	0	(161)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		4,400	(481)	117	0	(364)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058		20,000	(3,474)	68	0	(3,406)
MYC	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		9,200	(763)	(58)	0	(821)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		39,700	(3,521)	231	0	(3,290)
	MCDX-24 10-Year Index	1.000	06/20/2025		11,100	(376)	177	0	(199)

						$ (21,357)	$3,605	$3,451	$(21,203)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	51

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month USD-CPURNSA	1.272%	09/30/2020	$	29,300	$0	$443	$443	$0
	Receive	3-Month USD-CPURNSA	1.302	09/30/2020		7,550	0	102	102	0
	Receive	3-Month USD-CPURNSA	1.730	08/26/2025		5,500	0	(2)	0	(2)
BPS	Receive	3-Month EUR-EXT-CPI	0.995	12/08/2020	EUR	7,000	0	(109)	0	(109)
	Pay	7-Day CNY-CNREPOFIX	2.755	08/31/2021	CNY	220,800	0	(60)	0	(60)
CBK	Receive	3-Month EUR-EXT-CPI	1.005	12/15/2020	EUR	17,800	0	(288)	0	(288)
	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	8,000	135	1,110	1,245	0
DUB	Pay	3-Month NZD-BBR	5.000	12/17/2024		24,200	432	3,332	3,764	0
GLM	Receive	3-Month EUR-EXT-CPI	0.985	12/15/2020	EUR	20,600	0	(178)	0	(178)
	Receive	3-Month EUR-EXT-CPI	1.005	12/15/2020		11,000	0	(308)	0	(308)
JPM	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	6,200	109	856	965	0
	Receive	3-Month USD-CPURNSA	1.555	09/15/2018	$	70,700	0	83	83	0
MYC	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021	EUR	75,600	(54)	386	332	0
SCX	Pay	7-Day CNY-CNREPOFIX	2.760	08/31/2021	CNY	442,000	(1)	(103)	0	(104)

							$621	$5,264	$6,934	$(1,049)

Total Swap Agreements							$(40,228)	$18,075	$20,488	$(42,641)

52	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(m)	Securities with an aggregate market value of $38,597 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
AZD	$3	$0	$0	$3	$0	$0	$0	$0	$3	$0	$3
BOA	12,304	0	4,684	16,988	(2,443)	(21)	(689)	(3,153)	13,835	(13,170)	665
BPS	909	0	725	1,634	(212)	0	(4,917)	(5,129)	(3,495)	3,394	(101)
BRC	531	0	469	1,000	0	0	(1,664)	(1,664)	(664)	877	213
CBK	0	0	1,749	1,749	(31)	(3)	(1,885)	(1,919)	(170)	0	(170)
DUB	11	1,369	4,090	5,470	(523)	(1,119)	(1,178)	(2,820)	2,650	(2,620)	30
FBF	0	0	19	19	0	0	0	0	19	(60)	(41)
GLM	1,618	1,245	0	2,863	(1,327)	(1,589)	(486)	(3,402)	(539)	787	248
GST	0	0	2,145	2,145	0	0	(12,593)	(12,593)	(10,448)	10,973	525
HUS	0	0	253	253	(1)	(44)	(963)	(1,008)	(755)	884	129
JPM	16	1,057	3,425	4,498	(220)	(1,026)	(1,180)	(2,426)	2,072	(2,217)	(145)
JPS	0	0	0	0	0	0	(3,240)	(3,240)	(3,240)	3,354	114
MEI	0	0	0	0	0	0	(4,867)	(4,867)	(4,867)	4,975	108
MSB	1,614	0	0	1,614	(7,689)	0	0	(7,689)	(6,075)	6,169	94
MYC	0	726	2,922	3,648	0	(1,594)	(7,886)	(9,480)	(5,832)	5,739	(93)
NGF	0	0	0	0	0	0	(562)	(562)	(562)	514	(48)
RYL	0	0	0	0	0	0	0	0	0	(10)	(10)
SCX	555	0	0	555	(558)	0	(104)	(662)	(107)	0	(107)
SOG	0	0	0	0	0	0	(254)	(254)	(254)	0	(254)
UAG	299	0	7	306	(19)	0	(173)	(192)	114	(300)	(186)

Total Over the Counter	$17,860	$4,397	$20,488	$42,745	$(13,023)	$(5,396)	$(42,641)	$(61,060)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$394	$394
Swap Agreements	0	4,510	0	0	5,124	9,634

	$0	$4,510	$0	$0	$5,518	$10,028

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	53

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,860	$0	$17,860
Purchased Options	0	0	0	1,057	3,340	4,397
Swap Agreements	0	13,554	0	0	6,934	20,488

	$0	$13,554	$0	$18,917	$10,274	$42,745

	$0	$18,064	$0	$18,917	$15,792	$52,773

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,315	$3,315
Swap Agreements	0	4	0	0	466	470

	$0	$4	$0	$0	$3,781	$3,785

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,023	$0	$13,023
Written Options	0	211	0	977	4,208	5,396
Swap Agreements	0	41,592	0	0	1,049	42,641

	$0	$41,803	$0	$14,000	$5,257	$61,060

	$0	$41,807	$0	$14,000	$9,038	$64,845

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$473	$473
Futures	0	0	0	0	(261)	(261)
Swap Agreements	0	8,145	0	0	(40,296)	(32,151)

	$0	$8,145	$0	$0	$(40,084)	$(31,939)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24,513)	$0	$(24,513)
Purchased Options	0	0	0	(395)	(1,382)	(1,777)
Written Options	0	3,135	0	2,364	1,383	6,882
Swap Agreements	0	11,479	0	0	4,872	16,351

	$0	$14,614	$0	$(22,544)	$4,873	$(3,057)

	$0	$22,759	$0	$(22,544)	$(35,211)	$(34,996)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11,884	$11,884
Swap Agreements	0	14,398	0	0	13,189	27,587

	$0	$14,398	$0	$0	$25,073	$39,471

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,762	$0	$25,762
Purchased Options	0	0	0	(87)	(4,635)	(4,722)
Written Options	0	(355)	0	1,598	3,111	4,354
Swap Agreements	0	23,003	0	0	582	23,585

	$0	$22,648	$0	$27,273	$(942)	$48,979

	$0	$37,046	$0	$27,273	$24,131	$88,450

54	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$384,363	$116,763	$501,126
Corporate Bonds & Notes
Banking & Finance	0	3,709,304	11,770	3,721,074
Industrials	0	2,833,331	4,503	2,837,834
Utilities	0	831,351	0	831,351
Municipal Bonds & Notes
California	0	1,779	0	1,779
Colorado	0	9,518	0	9,518
Illinois	0	14,535	0	14,535
Ohio	0	18,184	0	18,184
Virginia	0	4,654	0	4,654
Washington	0	2,199	0	2,199
U.S. Government Agencies	0	631,219	2,016	633,235
U.S. Treasury Obligations	0	2,071,400	0	2,071,400
Non-Agency Mortgage-Backed Securities	0	147,472	0	147,472
Asset-Backed Securities	0	319,982	5,770	325,752
Sovereign Issues	0	97,941	0	97,941
Common Stocks
Consumer Discretionary	44	0	0	44
Convertible Preferred Securities
Banking & Finance	0	10,077	0	10,077
Real Estate	0	5,617	0	5,617
Preferred Securities
Banking & Finance	533	32,439	0	32,972
Short-Term Instruments
Certificates of Deposit	0	16,079	0	16,079
Repurchase Agreements	0	1,218	0	1,218
U.S. Treasury Bills	0	17,220	0	17,220
	$577	$11,159,882	$140,822	$11,301,281

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,883	$0	$0	$56,883

Total Investments	$57,460	$11,159,882	$140,822	$11,358,164

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	394	9,634	0	10,028
Over the counter	0	42,745	0	42,745
	$394	$52,379	$0	$52,773

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,315)	(470)	0	(3,785)
Over the counter	0	(61,060)	0	(61,060)
	$(3,315)	$(61,530)	$0	$(64,845)

Totals	$54,539	$11,150,731	$140,822	$11,346,092

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	55

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(Unaudited)

September 30, 2016

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$102,777	$17,444	$(11,748)	$2	$(40)	$(62)	$8,990	$0	$116,763	$(148)
Corporate Bonds & Notes
Banking & Finance	11,641	0	0	11	0	118	0	0	11,770	118
Industrials	0	4,358	(48)	1	0	192	0	0	4,503	192
Utilities	4,465	0	(4,358)	0	0	(107)	0	0	0	0
U.S. Government Agencies	1,953	0	(17)	2	7	71	0	0	2,016	71
Asset-Backed Securities	6,200	0	(994)	0	1	67	5,769	(5,273)	5,770	9

	$126,436	$21,802	$(17,165)	$16	$(32)	$279	$14,759	$(5,273)	$140,822	$233

Financial Derivative Instruments - Liabilities
Over the counter	(7)	0	0	0	0	7	0	0	0	0

Totals	$126,429	$21,802	$(17,165)	$16	$(32)	$272	$14,759	$(5,273)	$140,822	$242

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$10,008	Third Party Vendor	Broker Quote	78.00-100.31
	106,755	Proxy Pricing	Base Price	98.00-102.00
Corporate Bonds & Notes
Banking & Finance	5,227	Reference Instrument	Spread Movement	5.00 BP
	6,543	Proxy Pricing	Base Price	102.67
Industrials	4,503	Proxy Pricing	Base Price	104.45
U.S. Government Agencies	2,016	Proxy Pricing	Base Price	56.75
Asset-Backed Securities	5,770	Third Party Vendor	Broker Quote	98.75

Total	$140,822

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

56	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2016

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the PIMCO Investment Grade Corporate Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	57

Notes to Financial Statements (Cont.)

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

58	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2016

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

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Notes to Financial Statements (Cont.)

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any

60	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

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intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

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Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

62	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2016

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated

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Notes to Financial Statements (Cont.)

daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of

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(Unaudited)

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market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$36,717	$2,731,607	$(2,711,499)	$61	$(3)	$56,883	$409	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	65

Notes to Financial Statements (Cont.)

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a CMOs are structured into

66	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

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multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a

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Notes to Financial Statements (Cont.)

different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Fund at September 30, 2016 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each

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takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

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Notes to Financial Statements (Cont.)

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

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(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit

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Notes to Financial Statements (Cont.)

default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market

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conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would

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Notes to Financial Statements (Cont.)

effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into

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the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

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Notes to Financial Statements (Cont.)

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition

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of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

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Notes to Financial Statements (Cont.)

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and

78	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2016

transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	79

Notes to Financial Statements (Cont.)

The Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Supervisory and Administrative Fee
Institutional Class	0.25%
Class P	0.35%
Administrative Class	0.25%
Class D	0.40%
Class A	0.40%
Class C	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

80	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2016

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	81

Notes to Financial Statements (Cont.)

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8, Fees and Expenses and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$334,307	$98,676

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands):

U S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$3,703,724	$3,007,371	$3,484,597	$1,368,808

82	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2016

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2016		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	233,110	$2,441,052	156,826	$1,610,956
Class P	62,896	653,088	90,185	911,556
Administrative Class	10,902	113,158	23,433	238,882
Class D	22,738	236,206	20,191	208,022
Class A	20,071	208,779	24,245	248,256
Class C	11,769	122,592	11,474	117,476

Issued as reinvestment of distributions
Institutional Class	8,454	88,539	22,130	225,107
Class P	1,842	19,297	2,418	24,561
Administrative Class	657	6,877	1,136	11,535
Class D	1,017	10,645	2,988	30,384
Class A	1,513	15,820	5,027	51,068
Class C	609	6,372	2,188	22,190

Cost of shares redeemed
Institutional Class	(60,370)	(631,288)	(142,388)	(1,470,948)
Class P	(22,768)	(237,701)	(24,238)	(247,831)
Administrative Class	(6,601)	(68,930)	(7,896)	(81,373)
Class D	(7,522)	(78,428)	(24,966)	(257,450)
Class A	(15,626)	(162,825)	(28,062)	(288,967)
Class C	(4,758)	(49,596)	(13,243)	(136,858)
Net increase (decrease) resulting from Fund share transactions	257,933	$2,693,657	121,448	$1,216,566

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	83

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2016

be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$11,033,810	$394,142	$(69,788)	$324,354
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

84	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JPMorgan Chase Bank N.A.
BCY	Barclays Capital, Inc.	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	MEI	Merrill Lynch International
BPG	BNP Paribas Securities Corp.	MSB	Morgan Stanley Bank N.A.
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	RDR	RBC Capital Markets
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SCX	Standard Chartered Bank
FOB	Credit Suisse Securities (USA) LLC	SGY	Societe Generale, New York
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
JML	JPMorgan Securities PLC

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	MXN	Mexican Peso
CNH	Chinese Renminbi (Offshore)	NZD	New Zealand Dollar
CNY	Chinese Renminbi (Mainland)	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD (or $)	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
INR	Indian Rupee

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	REMIC	Real Estate Mortgage Investment Conduit
BP	Basis Points	TBD	To Be Determined
CLO	Collateralized Loan Obligation	TBD%	Interest rate to be determined when loan settles
EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	85

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the

86	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	87

Approval of Investment Advisory Contract and Other Agreements (Cont.)

promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

88	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability

90	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of

92	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception,

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received

94	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	95

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4021SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

PIMCO Total Return Fund IV

Share Classes

■	Institutional
■	P
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service.
Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

2	PIMCO TOTAL RETURN FUND IV

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■	Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive

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Chairman’s Letter (Cont.)

returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TOTAL RETURN FUND IV

Important Information About the PIMCO Total Return Fund IV

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the PIMCO Total Return Fund IV (Cont.)

securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table

6	PIMCO TOTAL RETURN FUND IV

reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class and Class P shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Total Return Fund IV	05/26/11	05/26/11	05/26/11	—	—	05/26/11	06/01/12	—	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

Important Information About the PIMCO Total Return Fund IV (Cont.)

shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO TOTAL RETURN FUND IV

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SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO Total Return Fund IV

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	Fund Inception (05/26/11)
PIMCO Total Return Fund IV Institutional Class	3.29%	5.93%	3.68%	4.25%
PIMCO Total Return Fund IV Class P	3.24%	5.81%	3.57%	4.14%
PIMCO Total Return Fund IV Class A	3.11%	5.56%	3.32%	3.89%
PIMCO Total Return Fund IV Class A (adjusted)	(0.72)%	1.64%	2.53%	3.15%
PIMCO Total Return Fund IV Class C	2.72%	4.76%	2.58%	3.14%
PIMCO Total Return Fund IV Class C (adjusted)	1.72%	3.76%	2.58%	3.14%
Bloomberg Barclays U.S. Aggregate Index	2.68%	5.19%	3.08%	3.56%
Lipper Core Plus Bond Funds Average	4.14%	6.04%	3.95%	3.86%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 05/31/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.86% for Class A shares, and 1.61% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

10	PIMCO TOTAL RETURN FUND IV

Institutional Class - PTUIX	Class A - PTUZX
Class P - PTUPX	Class C - PTUCX

Allocation Breakdown as of 09/30/2016†§

U.S. Government Agencies	29.0%
Corporate Bonds & Notes	22.8%
U.S. Treasury Obligations	21.8%
Short-Term Instruments‡	9.4%
Non-Agency Mortgage-Backed Securities	9.0%
Other	8.0%

†	% of Investments, at value.
‡	Includes Central Funds used for Cash Management Purposes.
§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Investment Objective and Strategy Overview

PIMCO Total Return Fund IV seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	An overweight to investment grade corporate financials credit risk contributed to relative performance, as total returns of these securities were generally positive.

»	An overweight to dollar-denominated emerging market debt added to relative performance, as spreads on these securities generally narrowed.

»	Select positions in non-agency mortgage-backed securities contributed to relative performance, as total returns of these securities were positive.

»

Short positions against the Japanese yen versus the U.S. dollar during the first half of the period detracted from relative performance, as the currency appreciated against the U.S. dollar during that period.

»	Short exposure to interest rates in the U.K. detracted from relative performance, as yields in the U.K. generally fell.

»	Short positions against the Korean won versus the U.S. dollar detracted from relative performance, as the currency appreciated against the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

Expense Example PIMCO Total Return Fund IV

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,032.90	$2.78	$1,000.00	$1,022.61	$2.77	0.54%
Class P	1,000.00	1,032.40	3.30	1,000.00	1,022.10	3.28	0.64
Class A	1,000.00	1,031.10	4.58	1,000.00	1,020.83	4.56	0.89
Class C	1,000.00	1,027.20	8.43	1,000.00	1,017.03	8.38	1.64

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO TOTAL RETURN FUND IV

Benchmark Descriptions

Index*	Description

Bloomberg Barclays U.S. Aggregate Index

Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Financial Highlights PIMCO Total Return Fund IV

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total	Net Asset Value End of Year or Period
Institutional Class
04/01/2016 - 09/30/2016+	$10.37	$0.13	$0.21	$0.34	$(0.11)	$0.00	$(0.11)	$10.60
03/31/2016	10.74	0.23	(0.21)	0.02	(0.22)	(0.17)	(0.39)	10.37
03/31/2015	10.52	0.13	0.36	0.49	(0.20)	(0.07)	(0.27)	10.74
03/31/2014	10.90	0.15	(0.32)	(0.17)	(0.14)	(0.07)	(0.21)	10.52
03/31/2013	10.67	0.21	0.63	0.84	(0.31)	(0.30)	(0.61)	10.90
05/26/2011 - 03/31/2012	10.00	0.19	0.63	0.82	(0.15)	0.00	(0.15)	10.67
Class P
04/01/2016 -09/30/2016+	$10.37	$0.13	$0.20	$0.33	$(0.10)	$0.00	$(0.10)	$10.60
03/31/2016	10.74	0.23	(0.22)	0.01	(0.21)	(0.17)	(0.38)	10.37
03/31/2015	10.52	0.08	0.40	0.48	(0.19)	(0.07)	(0.26)	10.74
03/31/2014	10.90	0.15	(0.33)	(0.18)	(0.13)	(0.07)	(0.20)	10.52
03/31/2013	10.67	0.22	0.61	0.83	(0.30)	(0.30)	(0.60)	10.90
05/26/2011 - 03/31/2012	10.00	0.23	0.59	0.82	(0.15)	0.00	(0.15)	10.67
Class A
04/01/2016 -09/30/2016+	$10.37	$0.11	$0.21	$0.32	$(0.09)	$0.00	$(0.09)	$10.60
03/31/2016	10.74	0.19	(0.21)	(0.02)	(0.18)	(0.17)	(0.35)	10.37
03/31/2015	10.52	0.09	0.36	0.45	(0.16)	(0.07)	(0.23)	10.74
03/31/2014	10.90	0.11	(0.31)	(0.20)	(0.11)	(0.07)	(0.18)	10.52
03/31/2013	10.67	0.16	0.64	0.80	(0.27)	(0.30)	(0.57)	10.90
05/26/2011 - 03/31/2012	10.00	0.17	0.63	0.80	(0.13)	0.00	(0.13)	10.67
Class C
04/01/2016 -09/30/2016+	$10.37	$0.08	$0.20	$0.28	$(0.05)	$0.00	$(0.05)	$10.60
03/31/2016	10.74	0.11	(0.21)	(0.10)	(0.10)	(0.17)	(0.27)	10.37
03/31/2015	10.52	0.03	0.36	0.39	(0.10)	(0.07)	(0.17)	10.74
03/31/2014	10.90	0.04	(0.32)	(0.28)	(0.03)	(0.07)	(0.10)	10.52
06/01/2012 - 03/31/2013	10.90	0.06	0.40	0.46	(0.16)	(0.30)	(0.46)	10.90

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

14	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income		Portfolio Turnover Rate

3.29%	$1,423,923	0.54	%*	0.54	%*	0.50	%*	0.50	%*	2.51	%*	215%
0.23	1,338,050	0.51		0.51		0.50		0.50		2.21		449
4.72	1,657,422	0.50		0.50		0.50		0.50		1.20		245
(1.49)	1,288,744	0.50		0.50		0.50		0.50		1.40		422
8.03	864,590	0.50		0.50		0.50		0.50		1.95		540
8.27	698,774	0.50	*	0.51	*	0.50	*	0.51	*	2.16	*	771

3.24%	$4,426	0.64	%*	0.64	%*	0.60	%*	0.60	%*	2.45	%*	215%
0.12	60	0.61		0.61		0.60		0.60		2.16		449
4.61	4,537	0.60		0.60		0.60		0.60		0.75		245
(1.59)	227	0.60		0.60		0.60		0.60		1.37		422
7.93	394	0.60		0.60		0.60		0.60		1.95		540
8.18	4,969	0.60	*	0.61	*	0.60	*	0.61	*	2.54	*	771

3.11%	$14,951	0.89	%*	0.89	%*	0.85	%*	0.85	%*	2.16	%*	215%
(0.12)	13,768	0.86		0.86		0.85		0.85		1.85		449
4.35	17,232	0.85		0.85		0.85		0.85		0.86		245
(1.83)	22,889	0.85		0.85		0.85		0.85		1.07		422
7.66	21,829	0.85		0.85		0.85		0.85		1.50		540
7.98	2,184	0.85	*	0.86	*	0.85	*	0.86	*	1.94	*	771

2.72%	$2,189	1.64	%*	1.64	%*	1.60	%*	1.60	%*	1.43	%*	215%
(0.87)	2,508	1.61		1.61		1.60		1.60		1.10		449
3.73	2,949	1.49		1.60		1.49		1.60		0.24		245
(2.54)	5,520	1.60		1.60		1.60		1.60		0.33		422
4.33	4,095	1.60	*	1.60	*	1.60	*	1.60	*	0.69	*	540

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Statement of Assets and Liabilities PIMCO Total Return Fund IV

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$2,202,348
Investments in Affiliates	114
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,344
Over the counter	4,297
Cash	1
Deposits with counterparty	4,557
Foreign currency, at value	1,769
Receivable for investments sold	1,702
Receivable for TBA investments sold	390,786
Receivable for Fund shares sold	8,619
Interest and/or dividends receivable	8,409
Dividends receivable from Affiliates	1
Total Assets	2,625,947

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$205,589
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,233
Over the counter	4,127
Payable for investments purchased	13,626
Payable for investments in Affiliates purchased	1
Payable for TBA investments purchased	945,657
Deposits from counterparty	5,876
Payable for Fund shares redeemed	3,707
Accrued investment advisory fees	314
Accrued supervisory and administrative fees	316
Accrued distribution fees	1
Accrued servicing fees	4
Other liabilities	7
Total Liabilities	1,180,458

Net Assets	$1,445,489

Net Assets Consist of:
Paid in capital	$1,441,404
(Overdistributed) net investment income	(1,735)
Accumulated undistributed net realized gain	8,731
Net unrealized (depreciation)	(2,911)

Net Assets	$1,445,489

Cost of investments in securities	$2,164,209
Cost of investments in Affiliates	$114
Cost of foreign currency held	$1,778
Cost or premiums of financial derivative instruments, net	$(3,089)

* Includes repurchase agreements of:	$4,295

16	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

September 30, 2016 (Unaudited)

Net Assets:
Institutional Class	$1,423,923
Class P	4,426
Class A	14,951
Class C	2,189
Shares Issued and Outstanding:
Institutional Class	134,332
Class P	417
Class A	1,410
Class C	207
Net Asset Value Per Share Outstanding:
Institutional Class	$10.60
Class P	10.60
Class A	10.60
Class C	10.60

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Statement of Operations PIMCO Total Return Fund IV

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$21,611
Dividends from Investments in Affiliates	10
Total Income	21,621

Expenses:
Investment advisory fees	1,774
Supervisory and administrative fees	1,785
Distribution fees - Class C	9
Servicing fees - Class A	18
Servicing fees - Class C	3
Trustee fees	5
Interest expense	252
Total Expenses	3,846

Net Investment Income	17,775

Net Realized Gain (Loss)
Investments in securities	14,828
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(2,093)
Over the counter financial derivative instruments	11,735
Foreign currency	(2,203)

Net Realized Gain	22,266

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	24,658
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(13,803)
Over the counter financial derivative instruments	(5,443)
Foreign currency assets and liabilities	45

Net Change in Unrealized Appreciation	5,456

Net Increase in Net Assets Resulting from Operations	$45,497

* Foreign tax withholdings	$1

18	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund IV

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$17,775	$32,392
Net realized gain (loss)	22,266	(6,155)
Net change in unrealized appreciation (depreciation)	5,456	(28,671)

Net Increase (Decrease) in Net Assets Resulting from Operations	45,497	(2,434)

Distributions to Shareholders:
From net investment income
Institutional Class	(14,468)	(30,881)
Class P	(32)	(37)
Class A	(123)	(279)
Class C	(12)	(27)
From net realized capital gains
Institutional Class	0	(21,834)
Class P	0	(2)
Class A	0	(245)
Class C	0	(41)

Total Distributions(a)	(14,635)	(53,346)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	60,241	(271,974)

Total Increase (Decrease) in Net Assets	91,103	(327,754)

Net Assets:
Beginning of period	1,354,386	1,682,140
End of period*	$1,445,489	$1,354,386

*Including (overdistributed) net investment income of:	$(1,735)	$(4,875)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Schedule of Investments PIMCO Total Return Fund IV

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.4%

BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023		$3,036	$3,076

Total Bank Loan Obligations (Cost $3,007)			3,076

CORPORATE BONDS & NOTES 34.8%

BANKING & FINANCE 23.3%
AIA Group Ltd.
3.125% due 03/13/2023		3,000	3,115
Air Lease Corp.
3.375% due 06/01/2021		2,400	2,495
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027		2,000	2,098
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	508
Banco Santander Chile
1.565% due 04/11/2017		2,200	2,204
Bank of America Corp.
0.399% due 05/23/2017	EUR	2,600	2,923
1.610% due 09/15/2026		$400	358
3.300% due 01/11/2023		1,500	1,557
5.700% due 01/24/2022		2,840	3,307
5.750% due 12/01/2017		1,600	1,677
6.000% due 09/01/2017		5,600	5,824
6.400% due 08/28/2017		9,800	10,228
6.875% due 04/25/2018		4,400	4,747
Bank of America N.A.
6.000% due 10/15/2036		600	774
Bank of Nova Scotia
1.875% due 04/26/2021		6,700	6,751
Barclays Bank PLC
10.179% due 06/12/2021		3,900	4,989
14.000% due 06/15/2019 (f)	GBP	4,300	6,984
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,104
BGC Partners, Inc.
5.125% due 05/27/2021		2,600	2,726
Citigroup, Inc.
1.277% due 05/01/2017		12,700	12,709
Citizens Bank N.A.
1.600% due 12/04/2017		4,000	3,999
Commonwealth Bank of Australia
1.750% due 11/02/2018		2,700	2,715
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (f)		3,800	4,617
Credit Agricole S.A.
1.390% due 06/12/2017		800	801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021		$3,600	$3,728
3.750% due 03/26/2025		2,800	2,788
3.800% due 09/15/2022		3,000	3,069
3.800% due 06/09/2023		3,400	3,451
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)		4,250	4,398
Deutsche Bank AG
2.717% due 05/10/2019		4,300	4,199
2.850% due 05/10/2019		3,400	3,318
Dexia Credit Local S.A.
1.875% due 01/29/2020		11,400	11,478
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,102
Fifth Third Bancorp
1.277% due 12/20/2016		1,200	1,201
Ford Motor Credit Co. LLC
1.459% due 01/17/2017		5,900	5,905
1.675% due 03/12/2019		300	300
2.459% due 03/27/2020		3,200	3,233
3.200% due 01/15/2021		200	206
GELF Bond Issuer S.A.
1.750% due 11/22/2021	EUR	2,600	3,090
General Motors Financial Co., Inc.
3.150% due 01/15/2020		$500	510
3.200% due 07/13/2020		4,000	4,100
3.200% due 07/06/2021		3,400	3,446
Goldman Sachs Group, Inc.
1.460% due 06/04/2017		350	351
1.481% due 05/22/2017		8,500	8,516
1.875% due 04/23/2020		11,000	11,074
1.952% due 04/30/2018		250	252
6.000% due 06/15/2020		5,940	6,762
7.500% due 02/15/2019		1,400	1,583
HBOS PLC
1.535% due 09/06/2017		4,300	4,293
Hospitality Properties Trust
4.250% due 02/15/2021		1,100	1,174
HSBC Holdings PLC
3.400% due 03/08/2021		200	207
6.500% due 05/02/2036		8,100	10,347
ING Bank NV
2.625% due 12/05/2022		4,200	4,359
JPMorgan Chase & Co.
1.265% due 04/25/2018		1,300	1,300
2.295% due 08/15/2021		7,000	7,020
2.400% due 06/07/2021		4,800	4,858
2.550% due 10/29/2020		600	612
3.125% due 01/23/2025		2,450	2,508
5.300% due 05/01/2020 (f)		3,800	3,862
6.300% due 04/23/2019		4,800	5,349
KEB Hana Bank
3.125% due 06/26/2017		1,200	1,214

20	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kilroy Realty LP
3.800% due 01/15/2023		$2,200	$2,290
LeasePlan Corp. NV
2.875% due 01/22/2019		3,400	3,434
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	2,000	3,384
12.000% due 12/16/2024 (f)		$9,900	13,625
MetLife, Inc.
5.250% due 06/15/2020 (f)		4,200	4,231
Morgan Stanley
2.450% due 02/01/2019		1,700	1,732
3.125% due 07/27/2026		2,000	2,024
7.300% due 05/13/2019		3,300	3,752
National Australia Bank Ltd.
2.250% due 03/16/2021		3,300	3,370
Nordea Bank AB
2.250% due 05/27/2021		4,000	4,064
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	18,400	2,799
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$3,600	3,711
Prologis LP
3.750% due 11/01/2025		2,900	3,128
Realkredit Danmark A/S
2.000% due 04/01/2017	DKK	18,300	2,794
2.000% due 01/01/2018		14,000	2,172
Rio Oil Finance Trust
9.250% due 07/06/2024		$928	856
9.750% due 01/06/2027		4,130	3,769
Royal Bank of Canada
2.100% due 10/14/2020		6,900	7,020
2.300% due 03/22/2021		3,300	3,393
Royal Bank of Scotland PLC
4.350% due 01/23/2017	EUR	2,000	2,274
Santander Holdings USA, Inc.
2.700% due 05/24/2019		$4,000	4,052
Sumitomo Mitsui Financial Group, Inc.
2.514% due 03/09/2021		3,300	3,402
Toronto-Dominion Bank
2.250% due 03/15/2021		700	715
UBS AG
1.402% due 06/01/2017		2,300	2,303
1.692% due 06/01/2020		800	800
UBS Group Funding Jersey Ltd.
2.337% due 02/01/2022		2,100	2,130
3.000% due 04/15/2021		5,000	5,141
WEA Finance LLC
3.250% due 10/05/2020		3,400	3,546
Wells Fargo & Co.
7.980% due 03/15/2018 (f)		7,100	7,429

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Westpac Banking Corp.
2.100% due 02/25/2021	$8,500	$8,622

		336,335

INDUSTRIALS 8.8%
Actavis Funding SCS
3.450% due 03/15/2022	5,300	5,571
Air Canada Pass-Through Trust
5.375% due 11/15/2022	889	917
American Airlines Pass-Through Trust
4.000% due 01/15/2027	3,317	3,528
Apple, Inc.
2.150% due 02/09/2022	8,000	8,139
AutoNation, Inc.
6.750% due 04/15/2018	1,000	1,069
Diamond Finance Corp.
5.450% due 06/15/2023	3,700	3,968
Energy Transfer Partners LP
4.650% due 06/01/2021	2,000	2,132
5.200% due 02/01/2022	1,400	1,519
ERAC USA Finance LLC
2.350% due 10/15/2019	3,000	3,050
Home Depot, Inc.
2.625% due 06/01/2022	8,500	8,834
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	2,000	2,247
Kinder Morgan, Inc.
3.050% due 12/01/2019	5,200	5,317
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	4,063	3,971
Merck & Co., Inc.
2.350% due 02/10/2022	3,900	4,016
2.750% due 02/10/2025	3,100	3,218
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018	4,800	4,902
ONEOK Partners LP
4.900% due 03/15/2025	1,100	1,186
Oracle Corp.
2.400% due 09/15/2023	1,000	1,009
Pentair Finance S.A.
1.875% due 09/15/2017	2,300	2,306
President and Fellows of Harvard College
6.500% due 01/15/2039	5,600	8,768
Reynolds American, Inc.
3.250% due 06/12/2020	2,299	2,421
S&P Global, Inc.
2.500% due 08/15/2018	1,400	1,423
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	2,600	2,672

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SABMiller Holdings, Inc.
2.450% due 01/15/2017	$3,600	$3,611
SBA Tower Trust
2.877% due 07/15/2046	3,500	3,564
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,504
Southern Co.
2.350% due 07/01/2021	4,000	4,081
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,650	2,706
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,872
Telefonica Emisiones S.A.U.
1.513% due 06/23/2017	4,800	4,796
Western Gas Partners LP
3.950% due 06/01/2025	2,400	2,373
4.650% due 07/01/2026	3,300	3,424
WestJet Airlines Ltd.
3.500% due 06/16/2021	2,800	2,873
Williams Partners LP
4.300% due 03/04/2024	2,000	2,050
Wynn Las Vegas LLC
5.500% due 03/01/2025	8,200	8,292

		127,329

UTILITIES 2.7%
AT&T, Inc.
3.400% due 05/15/2025	3,900	4,017
BP Capital Markets PLC
3.506% due 03/17/2025	3,590	3,812
Dominion Resources, Inc.
4.450% due 03/15/2021	1,700	1,871
Entergy Arkansas, Inc.
3.050% due 06/01/2023	3,000	3,127
Exelon Corp.
2.850% due 06/15/2020	2,000	2,073
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,900	1,993
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,300	2,364
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	2,166	683
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023 (g)	2,310	450
Petrobras Global Finance BV
3.737% due 03/17/2020	100	98
4.375% due 05/20/2023	900	807
7.875% due 03/15/2019	716	777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Plains All American Pipeline LP
3.850% due 10/15/2023	$1,161	$1,158
PSEG Power LLC
3.000% due 06/15/2021	2,300	2,369
Verizon Communications, Inc.
1.234% due 06/09/2017	6,500	6,510
2.606% due 09/14/2018	5,700	5,851
3.650% due 09/14/2018	1,500	1,566

		39,526

Total Corporate Bonds & Notes (Cost $496,655)		503,190

MUNICIPAL BONDS & NOTES 2.9%

CALIFORNIA 1.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,772
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	7,022
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,381

		15,175

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	4,000	4,437

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	884

NEW YORK 1.0%
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	766
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	8,134
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	4,200	4,837

		13,737

22	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	$4,500	$6,388

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	602

Total Municipal Bonds & Notes (Cost $34,230)		41,223

U.S. GOVERNMENT AGENCIES 44.1%
Fannie Mae
0.804% due 06/25/2055	4,652	4,631
0.957% due 09/25/2046	4,182	4,182
1.075% due 06/25/2041	7	7
2.310% due 08/01/2022	100	103
2.766% due 01/01/2036	4,815	5,099
2.848% due 05/01/2038	3,012	3,205
2.935% due 11/01/2021	10,666	11,284
3.000% due 06/01/2029 - 10/25/2040	2,926	3,045
3.500% due 10/25/2041	18,130	19,253
3.625% due 02/25/2033	6,409	6,766
4.500% due 02/01/2031 - 08/01/2042	2,178	2,396
5.500% due 02/01/2036 - 05/01/2036	147	167
Fannie Mae, TBA
3.000% due 10/01/2031 - 12/01/2046	138,000	143,161
3.500% due 10/01/2046 - 11/01/2046	147,000	155,054
4.000% due 10/01/2046 - 11/01/2046	140,040	150,336
4.500% due 11/01/2046	47,000	51,424
5.500% due 10/01/2046	7,000	7,890
Freddie Mac
5.000% due 03/01/2024 - 12/01/2038	1,517	1,684
5.500% due 04/01/2038	421	478
Freddie Mac, TBA
3.500% due 11/01/2046	11,000	11,592
4.000% due 11/01/2046	9,000	9,645
Ginnie Mae
0.000% due 11/20/2039 (a)(d)	3,500	2,991
0.894% due 06/20/2061	5,200	5,197
1.244% due 08/20/2066	3,602	3,593
1.294% due 05/20/2066	3,589	3,595
1.332% due 06/20/2066	3,404	3,410
5.000% due 05/15/2038	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae, TBA
3.000% due 10/01/2046	$2,000	$2,095
3.500% due 10/01/2046 - 11/01/2046	12,000	12,735
4.000% due 10/01/2046 - 11/01/2046	11,000	11,791
5.000% due 10/01/2046	1,000	1,113

Total U.S. Government Agencies (Cost $633,550)		637,925

U.S. TREASURY OBLIGATIONS 33.3%
U.S. Treasury Bonds
2.250% due 08/15/2046	4,700	4,630
2.500% due 02/15/2045	30,600	31,730
2.500% due 02/15/2046	2,600	2,697
2.750% due 08/15/2042	9,200	10,057
2.750% due 11/15/2042	20,500	22,388
2.875% due 05/15/2043	4,000	4,468
2.875% due 08/15/2045	32,600	36,432
3.000% due 05/15/2042	14,700	16,808
3.000% due 11/15/2044	12,900	14,759
3.000% due 05/15/2045	5,000	5,720
3.125% due 02/15/2043	5,000	5,844
3.125% due 08/15/2044	25,900	30,329
3.375% due 05/15/2044	13,400	16,399
3.750% due 11/15/2043	2,200	2,872
4.250% due 05/15/2039	2,200	3,024
4.375% due 11/15/2039	7,500	10,485
4.375% due 05/15/2040	4,400	6,164
4.500% due 08/15/2039	3,500	4,973
4.625% due 02/15/2040	1,700	2,459
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (k)	1,770	1,790
0.125% due 04/15/2019	1,746	1,777
0.125% due 01/15/2022	25,837	26,401
0.125% due 07/15/2022	16,221	16,630
0.375% due 07/15/2023 (k)	1,241	1,288
0.375% due 07/15/2025 (k)	6,089	6,300
0.625% due 01/15/2026	11,546	12,166
0.750% due 02/15/2042	1,065	1,105
0.750% due 02/15/2045	15,840	16,441
1.000% due 02/15/2046	914	1,017
1.375% due 02/15/2044	103	123
1.750% due 01/15/2028	25,800	30,279
2.000% due 01/15/2026	26,796	31,540
2.375% due 01/15/2025 (k)	24,640	29,418
2.375% due 01/15/2027	17,303	21,268
2.500% due 01/15/2029	26,004	33,110
3.625% due 04/15/2028	4,464	6,180
3.875% due 04/15/2029	2,049	2,962
U.S. Treasury Notes
1.750% due 09/30/2022 (k)(m)	4,000	4,100
2.000% due 08/31/2021 (m)	300	312

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 05/15/2024 (k)(m)		$2,500	$2,688
2.750% due 02/15/2024 (k)(m)		1,500	1,637

Total U.S. Treasury Obligations (Cost $453,160)			480,770

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.7%
Adjustable Rate Mortgage Trust
1.025% due 10/25/2035		3,117	2,889
Alba PLC
0.528% due 11/21/2037	GBP	2,553	3,022
0.549% due 03/17/2039		4,688	5,551
1.516% due 04/24/2049		4,445	5,758
BAMLL Commercial Mortgage Securities Trust
1.744% due 01/15/2028		$8,200	8,208
Banc of America Funding Trust
2.997% due 05/25/2035		3,591	3,679
Banc of America Mortgage Trust
6.500% due 10/25/2031		14	14
BCAP LLC Trust
0.448% due 06/26/2037		819	809
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035		148	148
2.619% due 02/25/2033		41	40
Chase Mortgage Finance Trust
2.940% due 02/25/2037		63	61
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.755% due 10/25/2035		2,568	2,285
Citigroup Mortgage Loan Trust, Inc.
2.648% due 09/25/2037		4,600	4,453
Countrywide Home Loan Mortgage Pass-Through Trust
3.117% due 11/19/2033		357	351
Credit Suisse First Boston Mortgage Securities Corp.
2.884% due 09/25/2033		8	8
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		5,383	4,263
5.342% due 12/16/2043		3,500	3,497
DBRR Trust
5.355% due 06/17/2049		3,116	3,153
Deco-Bonn Ltd.
1.250% due 11/07/2024	EUR	4,795	5,402
Eurohome UK Mortgages PLC
0.532% due 06/15/2044	GBP	3,686	4,458
Eurosail PLC
1.329% due 06/13/2045		11,690	13,987
Great Hall Mortgages PLC
0.987% due 06/18/2039		$3,352	3,155
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
2.917% due 09/25/2035		$5,453	$5,560
3.152% due 01/25/2035		1,345	1,289
HomeBanc Mortgage Trust
0.775% due 03/25/2035		1,278	1,086
Impac CMB Trust
1.305% due 10/25/2034		6,086	5,746
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	5,160
JPMorgan Chase Commercial Mortgage Securities Corp.
1.977% due 01/15/2033		3,600	3,602
JPMorgan Chase Commercial Mortgage Securities Trust
2.777% due 08/15/2049		1,700	1,753
2.962% due 10/05/2028		4,100	4,157
Kensington Mortgage Securities PLC
1.026% due 06/14/2040		2,532	2,342
Leek Finance PLC
1.081% due 12/21/2038		765	819
1.121% due 09/21/2038		227	245
Ludgate Funding PLC
0.575% due 12/01/2060	GBP	3,564	4,334
Mansard Mortgages Parent Ltd.
0.708% due 04/15/2047		1,077	1,302
MASTR Adjustable Rate Mortgages Trust
3.044% due 11/21/2034		$2,510	2,569
Merrill Lynch Mortgage Investors Trust
0.775% due 11/25/2035		625	576
1.638% due 01/25/2029		339	321
Money Partners Securities PLC
0.097% due 09/14/2039	EUR	1,798	1,898
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		$6,000	6,336
3.150% due 03/15/2048		7,000	7,398
Morgan Stanley Capital Trust
3.516% due 07/13/2029		3,300	3,490
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		7,280	7,360
5.988% due 08/15/2045		3,272	3,308
Morgan Stanley Resecuritization Trust
0.784% due 04/26/2053		687	668
ResLoC UK PLC
0.000% due 12/15/2043	EUR	6,814	7,041
RFTI Issuer Ltd.
2.274% due 08/15/2030		$6,000	5,990
RMAC PLC
0.510% due 06/12/2037	GBP	1,587	1,879
Sequoia Mortgage Trust
0.732% due 07/20/2036		$3,482	3,194

24	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
2.964% due 09/25/2034		$5,164	$5,096
2.981% due 09/25/2034		2,348	2,337
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.711% due 01/25/2032		700	681
5.466% due 07/25/2034		3,004	3,121
Thrones PLC
2.023% due 07/20/2044	GBP	3,124	4,066
Trinity Square PLC
1.678% due 07/15/2051		2,079	2,693
WaMu Mortgage Pass-Through Certificates Trust
0.795% due 07/25/2045		$311	296
0.815% due 10/25/2045		7,105	6,769
Wells Fargo Mortgage-Backed Securities Trust
2.940% due 05/25/2035		2,950	2,999
2.953% due 06/25/2035		3,275	3,364

Total Non-Agency Mortgage-Backed Securities (Cost $207,066)			198,223

ASSET-BACKED SECURITIES 7.4%
AmeriCredit Automobile Receivables Trust
1.520% due 06/10/2019		2,877	2,884
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.975% due 01/25/2036		3,380	3,228
Auto ABS
0.600% due 09/27/2024	EUR	1,933	2,182
BA Credit Card Trust
0.854% due 06/15/2020		$8,300	8,317
Bayview Opportunity Master Fund Trust
3.598% due 09/28/2031		4,300	4,300
Capital One Multi-Asset Execution Trust
0.974% due 02/15/2022		3,400	3,423
Countrywide Asset-Backed Certificates
0.805% due 02/25/2036		1,952	1,927
Countrywide Asset-Backed Certificates Trust
1.065% due 12/25/2034		4,018	3,843
Dell Equipment Finance Trust
1.443% due 12/22/2017		2,471	2,476
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		25	28
Eagle Ltd.
2.570% due 12/15/2039		1,463	1,447
GSAMP Trust
1.375% due 02/25/2047		4,397	4,367
JPMorgan Mortgage Acquisition Corp.
0.705% due 03/25/2036		2,325	2,313
MASTR Specialized Loan Trust
0.825% due 01/25/2036		1,607	1,583

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
1.320% due 09/25/2035		$3,424	$3,214
OneMain Financial Issuance Trust
3.190% due 03/18/2026		8,100	8,192
Option One Mortgage Loan Trust
1.365% due 02/25/2033		1,182	1,143
Option One Mortgage Loan Trust Asset-Backed Certificates
0.965% due 11/25/2035		2,494	2,456
Park Place Securities, Inc.
0.975% due 09/25/2035		1,871	1,862
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.365% due 01/25/2036		2,000	1,981
Residential Asset Securities Corp. Trust
0.795% due 04/25/2036		2,809	2,731
0.815% due 03/25/2036		2,511	2,494
0.975% due 09/25/2035		1,729	1,687
SLM Private Education Loan Trust
1.850% due 06/17/2030		3,500	3,500
SoFi Professional Loan Program LLC
1.600% due 01/25/2039		4,600	4,600
SpringCastle America Funding LLC
2.700% due 05/25/2023		3,103	3,114
3.050% due 04/25/2029 (b)		3,600	3,601
Structured Asset Investment Loan Trust
1.425% due 01/25/2035		2,623	2,601
Sunrise SRL
0.202% due 08/27/2031	EUR	71	80
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		$1,759	1,785
VOLT LLC
3.250% due 02/25/2055		2,840	2,838
3.500% due 07/25/2046		3,779	3,791
3.500% due 09/25/2046		2,600	2,600
3.875% due 04/25/2055		1,269	1,276
4.250% due 02/26/2046		2,261	2,288
Wells Fargo Home Equity Asset-Backed Securities Trust
0.775% due 07/25/2036		4,856	4,768
1.525% due 10/25/2034		2,272	2,231

Total Asset-Backed Securities (Cost $105,908)			107,151

SOVEREIGN ISSUES 1.6%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		3,600	3,595
Export-Import Bank of Korea
2.250% due 01/21/2020		8,700	8,885
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,000	2,021

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Development Bank
3.500% due 08/22/2017		$300	$306
Province of Ontario
1.650% due 09/27/2019		600	605
3.150% due 06/02/2022	CAD	1,200	1,005
4.000% due 10/07/2019		$900	970
4.400% due 04/14/2020		1,600	1,763
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	855
6.350% due 01/30/2026		$600	796
Tokyo Metropolitan Government
2.000% due 05/17/2021		3,000	3,031

Total Sovereign Issues (Cost $23,922)			23,832

SHORT-TERM INSTRUMENTS 14.4%

CERTIFICATES OF DEPOSIT 2.8%
Barclays Bank PLC
1.641% due 09/08/2017		7,200	7,224
Credit Suisse AG
1.645% due 09/12/2017		5,500	5,507
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		3,300	3,302
Natixis S.A.
1.553% due 09/25/2017		14,300	14,333
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		3,400	3,402
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		6,500	6,504

			40,272

COMMERCIAL PAPER 1.5%
Energy Transfer Partners LP
1.750% due 12/16/2016		5,700	5,685
Ford Motor Credit Co.
1.700% due 09/12/2017		5,700	5,616
NiSource Finance Corp.
1.100% due 10/12/2016		4,700	4,699
Viacom, Inc.
1.300% due 11/14/2016		5,000	4,995

			20,995

REPURCHASE AGREEMENTS (h) 0.3%
			4,295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 9.5%
(0.255)% due 10/31/2016 - 01/10/2017 (c)(d)	JPY	13,900,000	$137,138

U.S. TREASURY BILLS 0.3%
0.499% due 03/02/2017 - 03/09/2017 (c)(d)(k)(m)		$4,265	4,258

Total Short-Term Instruments (Cost $206,711)			206,958

Total Investments in Securities (Cost $2,164,209)			2,202,348

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		11,541	114

Total Short-Term Instruments (Cost $114)			114

Total Investments in Affiliates (Cost $114)			114

Total Investments 152.4% (Cost $2,164,323)			$2,202,462

Financial Derivative Instruments (j)(l) 0.2% (Cost or Premiums, net $(3,089))			2,281

Other Assets and Liabilities, net (52.6)%			(759,254)

Net Assets 100.0%			$1,445,489

26	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited)

September 30, 2016

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.750%	10/01/2023	11/25/2014 - 12/5/2014	$2,275	$450	0.031%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$4,295	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(4,386)	$4,295	$4,295

Total Repurchase Agreements						$(4,386)	$4,295	$4,295

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	0.500%	09/30/2016	10/03/2016	$(4,665)	$(4,665)
	0.850	09/15/2016	10/14/2016	(18,947)	(18,955)
BPG	0.680	09/08/2016	12/08/2016	(3,425)	(3,426)
	0.720	09/26/2016	12/22/2016	(19,688)	(19,893)
MSC	0.660	08/16/2016	10/14/2016	(13,021)	(13,032)
	0.780	09/13/2016	10/13/2016	(9,673)	(9,677)
	1.500	09/30/2016	10/03/2016	(6,200)	(6,201)
NOM	0.900	09/23/2016	10/17/2016	(2,640)	(2,641)
TDM	0.570	07/08/2016	10/07/2016	(16,919)	(16,943)
	0.590	07/20/2016	10/20/2016	(27,728)	(27,763)
	0.750	09/14/2016	10/14/2016	(6,070)	(6,072)
	0.850	09/16/2016	10/07/2016	(3,844)	(3,845)
	0.860	09/19/2016	10/19/2016	(6,991)	(6,993)
	0.860	09/20/2016	10/19/2016	(7,281)	(7,284)
	1.050	09/23/2016	10/07/2016	(12,917)	(12,921)
	1.400	09/30/2016	10/03/2016	(5,788)	(5,789)
UBS	0.700	09/12/2016	10/14/2016	(39,472)	(39,489)

Total Sale-Buyback Transactions					$(205,589)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(74,897) at a weighted average interest rate of 0.592%.
(4)	Payable for sale-buyback transactions includes $(73) of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

(i)	Securities with an aggregate market value of $205,442 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure (5)
Global/Master Repurchase Agreement
SSB	$4,295	$0	$0	$4,295	$(4,386)	$(91)

Master Securities Forward Transaction Agreement
BCY	0	0	(23,620)	(23,620)	23,377	(243)
BPG	0	0	(23,319)	(23,319)	23,129	(190)
MSC	0	0	(28,910)	(28,910)	28,614	(296)
NOM	0	0	(2,641)	(2,641)	2,697	56
TDM	0	0	(87,610)	(87,610)	86,289	(1,321)
UBS	0	0	(39,489)	(39,489)	38,985	(504)

Total Borrowings and Other Financing Transactions	$4,295	$0	$(205,589)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(182,270)	$(23,319)	$0	$(205,589)

Total Borrowings	$0	$(182,270)	$(23,319)	$0	$(205,589)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(205,589)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	411	$(11)	$20	$0
90-Day Eurodollar March Futures	Short	03/2018	81	(4)	5	0

28	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited)

September 30, 2016

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	Short	12/2016	46	$(11)	$28	$(12)
U.S. Treasury 5-Year Note December Futures	Long	12/2016	1,453	81	0	(306)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	1,327	55	1	(545)
U.S. Treasury 30-Year Bond December Futures	Long	12/2016	245	(456)	0	(360)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	162	(247)	8	0
United Kingdom Long Gilt December Futures	Short	12/2016	5	7	6	0

Total Futures Contracts				$(586)	$68	$(1,223)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	12,800	$(989)	$(711)	$52	$0
Receive	3-Month CAD-Bank Bill *	1.750	12/16/2046		1,000	(28)	(15)	6	0
Receive	3-Month USD-LIBOR *	1.500	05/15/2019	$	119,900	(417)	(380)	47	0
Receive	3-Month USD-LIBOR *	1.500	06/15/2019		336,000	(1,475)	(28)	160	0
Receive	3-Month USD-LIBOR *	1.250	06/21/2019		36,100	(105)	(16)	21	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		75,000	(2,576)	(1,221)	61	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		83,300	(3,675)	(836)	131	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		74,200	(4,927)	(4,831)	188	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		4,000	261	291	0	(10)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		5,800	(590)	(652)	28	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		43,200	(3,474)	(3,442)	221	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		3,100	(77)	12	17	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		107,400	(24,734)	(28,337)	1,961	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		19,500	(3,467)	(2,434)	364	0
Receive	6-Month GBP-LIBOR	1.500	12/16/2017	GBP	75,900	(1,431)	(1,015)	13	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2019		13,900	(35)	(5)	6	0

						$(47,739)	$(43,620)	$3,276	$(10)

Total Swap Agreements						$(47,739)	$(43,620)	$3,276	$(10)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(k)	Securities with an aggregate market value of $17,709 and cash of $4,557 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$68	$3,276	$3,344	$0	$(1,223)	$(10)	$(1,233)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	CAD	25,863	$	20,035	$321	$0
	10/2016	DKK	37,340		5,581	0	(53)
	10/2016	GBP	45,856		60,670	1,233	0
	10/2016	JPY	750,000		7,320	0	(84)
	10/2016	$	5,607	DKK	37,250	13	0
	11/2016	KRW	2,569,986	$	2,338	6	0
	12/2016	JPY	210,000		2,068	0	(9)
	01/2017		190,000		1,883	1	0
	04/2017	DKK	37,250		5,654	0	(16)
BPS	10/2016	CNH	38,630		5,686	0	(104)
	10/2016	$	58,371	GBP	44,866	0	(218)
	10/2016		806	MXN	15,408	0	(13)
	11/2016	GBP	44,866	$	58,400	213	0
	11/2016	$	2,172	JPY	217,600	0	(23)
	12/2016	JPY	1,670,000	$	16,233	0	(276)
	12/2016	$	5,655	CNH	38,630	113	0
	01/2018	BRL	230	$	67	4	0
BRC	11/2016	TWD	121,205		3,786	0	(98)
CBK	10/2016	MXN	86,519		4,478	67	(43)
	11/2016	JPY	1,030,000		10,185	38	(33)
	12/2016		2,050,000		20,125	0	(150)
	01/2017	DKK	14,620		2,210	0	(5)
	01/2017	JPY	140,000		1,388	1	0
DUB	10/2016	MXN	182,281		9,276	0	(107)
	10/2016	$	293	CNH	1,949	0	(1)
	11/2016	MYR	8,118	$	2,006	41	0
	11/2016	SGD	1,245		910	0	(3)
	11/2016	$	3,660	SGD	4,985	0	(4)
	12/2016		3,458	CNH	23,544	58	0
FBF	11/2016	KRW	1,307,085	$	1,187	1	0
	11/2016	SGD	5,040		3,728	31	0
GLM	10/2016	$	1,061	AUD	1,406	15	0
	10/2016		12,028	CAD	15,764	0	(12)
	10/2016		11,732	CNH	80,047	264	0
	10/2016		25,860	EUR	23,070	56	0
	11/2016	EUR	22,313	$	25,043	0	(56)
	11/2016	KRW	2,835,908		2,539	0	(34)
	11/2016	$	927	SGD	1,265	1	0
HUS	10/2016	CNH	66,440	$	10,136	179	0
	11/2016	KRW	722,240		657	2	0
	11/2016	SGD	23,890		17,801	278	0
	11/2016	TWD	48,815		1,537	0	(27)
	12/2016	CNH	19,183		2,887	23	0
JPM	10/2016	AUD	6,787		5,159	0	(35)
	10/2016	MXN	73,035		3,700	0	(60)
	10/2016	$	5,082	CAD	6,560	0	(81)
	10/2016		3,383	CNH	23,040	70	0
	11/2016	JPY	960,000	$	9,609	122	0
	11/2016	KRW	6,220,232		5,570	0	(75)
	11/2016	TWD	60,105		1,900	0	(26)
	11/2016	$	224	JPY	22,814	1	0
	12/2016	JPY	750,000	$	7,407	0	(11)
	01/2017		180,000		1,783	0	0
	01/2018	$	67	BRL	230	0	(4)

30	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MSB	10/2016	EUR	25,306	$	28,623	$195	$0
	11/2016	TWD	72,827		2,288	0	(45)
	12/2016	CNH	42,992		6,462	42	0
NAB	10/2016	$	6,114	AUD	7,970	0	(14)
	11/2016	AUD	7,970	$	6,109	13	0
SCX	10/2016		2,589		1,982	0	0
	10/2016	$	1,314	GBP	990	0	(31)
	11/2016	KRW	6,657	$	6	0	0
	11/2016	MYR	7,401		1,817	26	0
	11/2016	THB	4,536		130	0	0
SOG	11/2016	KRW	26,325,051		23,661	0	(228)
	11/2016	SGD	2,621		1,935	13	0
UAG	10/2016	$	2,493	EUR	2,236	19	0
	11/2016	JPY	4,430,000	$	44,359	586	0
	11/2016	KRW	1,350,439		1,226	1	0
	11/2016	$	186	INR	12,628	2	0
	11/2016		30,996	JPY	3,115,700	0	(220)
	12/2016	JPY	1,540,000	$	15,159	0	(76)

Total Forward Foreign Currency Contracts						$4,049	$(2,275)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BRC	Dominion Resources, Inc.	(1.000)%	03/20/2021	0.389%	$	1,700	$(48)	$2	$0	$(46)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Mexico Government International Bond	1.000%	03/20/2019	0.884%	$	1,000	$4	$(1)	$3	$0
	Mexico Government International Bond	1.000	09/20/2019	1.026		200	1	(1)	0	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	1,800	(2)	6	4	0
BPS	Petrobras Global Finance BV	1.000	03/20/2020	3.870	$	200	(24)	6	0	(18)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	1,000	(3)	5	2	0
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.311		3,000	(5)	12	7	0
	Volkswagen International Finance NV	1.000	06/20/2021	1.060		3,500	(76)	66	0	(10)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Petrobras Global Finance BV	1.000%	03/20/2020	3.870%	$	100	$(11)	$2	$0	$(9)
	Viacom, Inc.	1.000	06/20/2021	0.919		3,000	(134)	146	12	0
HUS	Mexico Government International Bond	1.000	09/20/2019	1.026		100	1	(1)	0	0
MYC	General Motors Co.	5.000	06/20/2021	1.749		1,500	204	16	220	0

							$(45)	$256	$248	$(37)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$17,000	$(1,168)	$756	$0	$(412)
GST	CMBX.NA.AAA.9 Index	0.500	09/17/2058	11,900	(505)	69	0	(436)
JPS	CMBX.NA.AAA.8 Index	0.500	10/17/2057	6,800	(530)	365	0	(165)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	9,700	(403)	48	0	(355)
MYC	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	4,500	(390)	(11)	0	(401)

					$(2,996)	$1,227	$0	$(1,769)

Total Swap Agreements					$(3,089)	$1,485	$248	$(1,852)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

32	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(m)	Securities with an aggregate market value of $2,667 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BOA	$1,574	$0	$7	$1,581	$(162)	$0	$0	$(162)	$1,419	$(1,400)	$19
BPS	330	0	2	332	(634)	0	(18)	(652)	(320)	266	(54)
BRC	0	0	0	0	(98)	0	(46)	(144)	(144)	0	(144)
CBK	106	0	7	113	(231)	0	(10)	(241)	(128)	261	133
DUB	99	0	0	99	(115)	0	(412)	(527)	(428)	432	4
FBF	32	0	0	32	0	0	0	0	32	0	32
GLM	336	0	0	336	(102)	0	0	(102)	234	(70)	164
GST	0	0	12	12	0	0	(445)	(445)	(433)	509	76
HUS	482	0	0	482	(27)	0	0	(27)	455	(600)	(145)
JPM	193	0	0	193	(292)	0	0	(292)	(99)	311	212
JPS	0	0	0	0	0	0	(520)	(520)	(520)	587	67
MSB	237	0	0	237	(45)	0	0	(45)	192	(170)	22
MYC	0	0	220	220	0	0	(401)	(401)	(181)	0	(181)
NAB	13	0	0	13	(14)	0	0	(14)	(1)	0	(1)
SCX	26	0	0	26	(31)	0	0	(31)	(5)	0	(5)
SOG	13	0	0	13	(228)	0	0	(228)	(215)	301	86
UAG	608	0	0	608	(296)	0	0	(296)	312	(120)	192

Total Over the Counter	$ 4,049	$ 0	$ 248	$ 4,297	$(2,275)	$ 0	$(1,852)	$(4,127)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$68	$68
Swap Agreements	0	0	0	0	3,276	3,276

	$0	$0	$0	$0	$3,344	$3,344

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,049	$0	$4,049
Swap Agreements	0	248	0	0	0	248

	$0	$248	$0	$4,049	$0	$4,297

	$0	$248	$0	$4,049	$3,344	$7,641

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,223	$1,223
Swap Agreements	0	0	0	0	10	10

	$0	$0	$0	$0	$1,233	$1,233

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,275	$0	$2,275
Swap Agreements	0	1,852	0	0	0	1,852

	$0	$1,852	$0	$2,275	$0	$4,127

	$0	$1,852	$0	$2,275	$1,233	$5,360

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,084	$3,084
Swap Agreements	0	154	0	0	(5,331)	(5,177)

	$0	$154	$0	$0	$(2,247)	$(2,093)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,880	$0	$10,880
Swap Agreements	0	776	0	0	79	855

	$0	$776	$0	$10,880	$79	$11,735

	$0	$930	$0	$10,880	$(2,168)	$9,642

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,197)	$(1,197)
Swap Agreements	0	0	0	0	(12,606)	(12,606)

	$0	$0	$0	$0	$(13,803)	$(13,803)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,940)	$0	$(5,940)
Swap Agreements	0	680	0	0	(183)	497

	$0	$680	$0	$(5,940)	$(183)	$(5,443)

	$0	$680	$0	$(5,940)	$(13,986)	$(19,246)

34	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

(Unaudited)

September 30, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,076	$0	$3,076
Corporate Bonds & Notes
Banking & Finance	0	336,335	0	336,335
Industrials	0	127,329	0	127,329
Utilities	0	39,526	0	39,526
Municipal Bonds & Notes
California	0	15,175	0	15,175
Illinois	0	4,437	0	4,437
Mississippi	0	884	0	884
New York	0	13,737	0	13,737
Texas	0	6,388	0	6,388
Virginia	0	602	0	602
U.S. Government Agencies	0	632,728	5,197	637,925
U.S. Treasury Obligations	0	480,770	0	480,770
Non-Agency Mortgage-Backed Securities	0	198,223	0	198,223
Asset-Backed Securities	0	92,050	15,101	107,151
Sovereign Issues	0	23,832	0	23,832
Short-Term Instruments
Certificates of Deposit	0	40,272	0	40,272
Commercial Paper	0	20,995	0	20,995
Repurchase Agreements	0	4,295	0	4,295
Japan Treasury Bills	0	137,138	0	137,138
U.S. Treasury Bills	0	4,258	0	4,258
	$0	$2,182,050	$20,298	$2,202,348

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114	$0	$0	$114

Total Investments	$114	$2,182,050	$20,298	$2,202,462

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	68	3,276	0	3,344
Over the counter	0	4,297	0	4,297
	$68	$7,573	$0	$7,641

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,223)	(10)	0	(1,233)
Over the counter	0	(4,127)	0	(4,127)
	$(1,223)	$(4,137)	$0	$(5,360)

Totals	$(1,041)	$2,185,486	$20,298	$2,204,743

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

(Unaudited)

September 30, 2016

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$5,198	$0	$0	$0	$(1)	$0	$0	$5,197	$(1)
Asset-Backed Securities	1,757	15,100	(325)	0	0	16	0	(1,447)	15,101	16

Totals	$1,757	$20,298	$(325)	$0	$0	$15	$0	$(1,447)	$20,298	$15

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$5,197	Proxy Pricing	Base Price	99.97
Asset-Backed Securities	10,501	Proxy Pricing	Base Price	100.00
	4,600	Third Party Vendor	Broker Quote	100.00

Total	$20,298

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

36	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2016

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Class A and Class C shares of the PIMCO Total Return Fund IV (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Notes to Financial Statements (Cont.)

realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

38	PIMCO TOTAL RETURN FUND IV

(Unaudited)

September 30, 2016

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Notes to Financial Statements (Cont.)

settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation

40	PIMCO TOTAL RETURN FUND IV

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to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

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Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally

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Notes to Financial Statements (Cont.)

valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

44	PIMCO TOTAL RETURN FUND IV

(Unaudited)

September 30, 2016

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$9,206	$69,410	$(78,500)	$(1)	$(1)	$114	$10	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Notes to Financial Statements (Cont.)

loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Fund at September 30, 2016 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position

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Notes to Financial Statements (Cont.)

before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee

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for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

(c) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the

50	PIMCO TOTAL RETURN FUND IV

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counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	51

Notes to Financial Statements (Cont.)

of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed

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a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	53

Notes to Financial Statements (Cont.)

face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

54	PIMCO TOTAL RETURN FUND IV

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Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	55

Notes to Financial Statements (Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

56	PIMCO TOTAL RETURN FUND IV

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(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Supervisory and Administrative Fee
Institutional Class	0.25%
Class P	0.35%
Administrative Class	N/A
Class D	N/A
Class A	0.35%
Class C	0.35%
Class R	N/A

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	57

Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

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9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$10,867	$40,744

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	59

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,009,262	$3,828,603	$228,566	$215,595

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2016		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	16,886	$177,066	24,775	$259,085
Class P	525	5,477	5	54
Class A	379	3,999	227	2,369
Class C	17	178	68	711

Issued as reinvestment of distributions
Institutional Class	1,376	14,465	5,101	52,698
Class P	3	31	4	39
Class A	12	123	50	518
Class C	1	12	7	67

Cost of shares redeemed
Institutional Class	(12,959)	(136,063)	(55,129)	(576,167)
Class P	(117)	(1,237)	(425)	(4,484)
Class A	(309)	(3,249)	(553)	(5,744)
Class C	(53)	(561)	(108)	(1,120)
Net increase (decrease) resulting from Fund share transactions	5,761	$60,241	(25,978)	$(271,974)

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

60	PIMCO TOTAL RETURN FUND IV

(Unaudited)

September 30, 2016

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Fund had the following post-effective capital losses with no expiration (amounts in thousands):

Short-Term	Long-Term
$1,510	$7,445

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$2,164,841	$56,475	$(18,854)	$37,621
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

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Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	MSB	Morgan Stanley Bank N.A.
BPG	BNP Paribas Securities Corp.	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	NOM	Nomura Securities International Inc.
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FBF	Credit Suisse International	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CNH	Chinese Renminbi (Offshore)	MYR	Malaysian Ringgit
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	REMIC	Real Estate Mortgage Investment Conduit

62	PIMCO TOTAL RETURN FUND IV

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and

64	PIMCO TOTAL RETURN FUND IV

(Unaudited)

promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and

66	PIMCO TOTAL RETURN FUND IV

(Unaudited)

Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be

68	PIMCO TOTAL RETURN FUND IV

(Unaudited)

managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception,

70	PIMCO TOTAL RETURN FUND IV

(Unaudited)

had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	71

Approval of Investment Advisory Contract and Other Agreements (Cont.)

reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

72	PIMCO TOTAL RETURN FUND IV

(Unaudited)

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4023SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

2	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■	Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Chairman’s Letter (Cont.)

returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument, or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain

6	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	01/28/97	04/08/98	01/20/97	01/20/97	12/31/02	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

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SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	5.03%	8.65%	6.71%	6.69%	7.58%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	4.98%	8.54%	6.60%	6.58%	7.48%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	4.90%	8.38%	6.44%	6.42%	7.32%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	4.82%	8.22%	6.28%	6.25%	7.12%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	4.82%	8.22%	6.28%	6.24%	7.11%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	0.89%	4.16%	5.47%	5.83%	6.94%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C	4.39%	7.41%	5.49%	5.45%	6.32%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	3.39%	6.41%	5.49%	5.45%	6.32%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	4.69%	7.95%	6.02%	5.98%	6.84%
Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index	3.26%	7.53%	5.04%	4.68%	6.22%
JPMorgan GBI Global ex-US Index Hedged in USD	3.37%	8.43%	5.32%	4.95%	6.35%♦
Lipper International Income Funds Average	3.35%	8.61%	1.61%	4.48%	5.49%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

The index launched on January 1, 1998. The index performance shown prior to that date is calculated using the JPMorgan GBI Global ex-US Index Hedged in USD, which was the Fund’s primary benchmark index from the Fund’s inception until December 1, 2015.

♦ Average annual total return since 11/30/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.51% for the Institutional Class shares, 0.61% for Class P shares, 0.76% for Administrative Class shares, 0.91% for Class D shares, 0.91% for Class A shares,1.66% for Class C shares, and 1.16% for Class R shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

10	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Institutional Class - PFORX	Class P - PFBPX	Administrative Class - PFRAX	Class D - PFODX
Class A - PFOAX	Class C - PFOCX	Class R - PFRRX

Geographic Breakdown as of 09/30/2016†§

Japan	34.4%
United States‡	29.8%
United Kingdom	8.0%
Denmark	5.1%
Other	22.7%

†	% of Investments, at value.
‡	Includes Central Funds used for Cash Management Purposes.
§	Geographic Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Investment Objective and Strategy Overview

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Exposure to non-agency mortgage-backed securities added to performance, as total returns of these instruments increased.

»	An overweight to duration in France added to relative performance, as yields decreased.

»	Long positions in the Brazilian real versus the U.S. dollar during most of the period added to relative performance, as the currency appreciated against the U.S. dollar.
»	An overweight to duration in the U.K. added to relative performance, as yields decreased.

»	Long positions in the Mexican peso versus the U.S. dollar detracted from relative performance, as the currency depreciated against the U.S. dollar.

»	An underweight to duration in Canada detracted from relative performance, as longer-term yields fell.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

Expense Example PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,050.30	$2.86	$1,000.00	$1,022.55	$2.82	0.55%
Class P	1,000.00	1,049.80	3.38	1,000.00	1,022.05	3.33	0.65
Administrative Class	1,000.00	1,049.00	4.15	1,000.00	1,021.29	4.10	0.80
Class D	1,000.00	1,048.20	4.93	1,000.00	1,020.53	4.86	0.95
Class A	1,000.00	1,048.20	4.93	1,000.00	1,020.53	4.86	0.95
Class C	1,000.00	1,043.90	8.81	1,000.00	1,016.73	8.69	1.70
Class R	1,000.00	1,046.90	6.22	1,000.00	1,019.26	6.14	1.20

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Benchmark Descriptions

Index*	Description

Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Financial Highlights PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		Investment Operations				Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital
Institutional Class
04/01/2016 - 09/30/2016+	$10.16	$0.12	$0.39	$0.51	$(0.09)	$0.00	$0.00
03/31/2016	11.01	0.19	(0.15)	0.04	(0.69)	(0.17)	(0.03)
03/31/2015	10.72	0.25	0.92	1.17	(0.84)	(0.04)	0.00
03/31/2014	10.90	0.28	(0.09)	0.19	(0.25)	(0.12)	0.00
03/31/2013	10.75	0.31	0.78	1.09	(0.48)	(0.46)	0.00
03/31/2012	10.38	0.30	0.61	0.91	(0.43)	(0.11)	0.00
Class P
04/01/2016 - 09/30/2016+	$10.16	$0.12	$0.38	$0.50	$(0.08)	$0.00	$0.00
03/31/2016	11.01	0.18	(0.15)	0.03	(0.68)	(0.17)	(0.03)
03/31/2015	10.72	0.24	0.92	1.16	(0.83)	(0.04)	0.00
03/31/2014	10.90	0.27	(0.09)	0.18	(0.24)	(0.12)	0.00
03/31/2013	10.75	0.30	0.78	1.08	(0.47)	(0.46)	0.00
03/31/2012	10.38	0.29	0.61	0.90	(0.42)	(0.11)	0.00
Administrative Class
04/01/2016 - 09/30/2016+	$10.16	$0.11	$0.39	$0.50	$(0.08)	$0.00	$0.00
03/31/2016	11.01	0.16	(0.15)	0.01	(0.66)	(0.17)	(0.03)
03/31/2015	10.72	0.22	0.92	1.14	(0.81)	(0.04)	0.00
03/31/2014	10.90	0.26	(0.09)	0.17	(0.23)	(0.12)	0.00
03/31/2013	10.75	0.29	0.77	1.06	(0.45)	(0.46)	0.00
03/31/2012	10.38	0.28	0.60	0.88	(0.40)	(0.11)	0.00
Class D
04/01/2016 - 09/30/2016+	$10.16	$0.10	$0.39	$0.49	$(0.07)	$0.00	$0.00
03/31/2016	11.01	0.15	(0.15)	0.00	(0.65)	(0.17)	(0.03)
03/31/2015	10.72	0.20	0.92	1.12	(0.79)	(0.04)	0.00
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00
Class A
04/01/2016 - 09/30/2016+	$10.16	$0.11	$0.38	$0.49	$(0.07)	$0.00	$0.00
03/31/2016	11.01	0.15	(0.15)	0.00	(0.65)	(0.17)	(0.03)
03/31/2015	10.72	0.21	0.91	1.12	(0.79)	(0.04)	0.00
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00

14	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

				Ratios/Supplemental Data
				Ratios to Average Net Assets
Total	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

$(0.09)	$10.58	5.03%	$5,013,319	0.55	%*	0.50	%*	2.33	%*	102%
(0.89)	10.16	0.59	4,963,503	0.51		0.50		1.84		313
(0.88)	11.01	11.19	6,278,009	0.52		0.50		2.30		317
(0.37)	10.72	1.89	4,911,601	0.52		0.50		2.67		175
(0.94)	10.90	10.39	4,294,911	0.53		0.50		2.78		383
(0.54)	10.75	8.97	3,424,392	0.50		0.50		2.86		355

$(0.08)	$10.58	4.98%	$891,378	0.65	%*	0.60	%*	2.23	%*	102%
(0.88)	10.16	0.49	943,559	0.61		0.60		1.71		313
(0.87)	11.01	11.08	1,029,451	0.62		0.60		2.15		317
(0.36)	10.72	1.79	573,320	0.62		0.60		2.57		175
(0.93)	10.90	10.28	521,941	0.63		0.60		2.69		383
(0.53)	10.75	8.86	195,394	0.60		0.60		2.75		355

$(0.08)	$10.58	4.90%	$84,698	0.80	%*	0.75	%*	2.09	%*	102%
(0.86)	10.16	0.34	72,063	0.76		0.75		1.52		313
(0.85)	11.01	10.92	42,514	0.77		0.75		1.99		317
(0.35)	10.72	1.64	17,829	0.77		0.75		2.42		175
(0.91)	10.90	10.12	16,999	0.78		0.75		2.61		383
(0.51)	10.75	8.70	25,266	0.75		0.75		2.61		355

$(0.07)	$10.58	4.82%	$1,228,278	0.95	%*	0.90	%*	1.95	%*	102%
(0.85)	10.16	0.19	1,105,451	0.91		0.90		1.42		313
(0.83)	11.01	10.75	1,065,941	0.92		0.90		1.83		317
(0.33)	10.72	1.49	507,192	0.92		0.90		2.27		175
(0.89)	10.90	9.96	421,030	0.93		0.90		2.37		383
(0.50)	10.75	8.54	313,491	0.90		0.90		2.47		355

$(0.07)	$10.58	4.82%	$381,286	0.95	%*	0.90	%*	2.03	%*	102%
(0.85)	10.16	0.19	495,704	0.91		0.90		1.41		313
(0.83)	11.01	10.75	444,228	0.92		0.90		1.93		317
(0.33)	10.72	1.49	375,436	0.92		0.90		2.27		175
(0.89)	10.90	9.96	395,649	0.93		0.90		2.40		383
(0.50)	10.75	8.53	410,473	0.90	(c)	0.90	(c)	2.46		355

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Financial Highlights PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (cont.)

		Investment Operations				Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital
Class C
04/01/2016 - 09/30/2016+	$10.16	$0.06	$0.39	$0.45	$(0.03)	$0.00	$0.00
03/31/2016	11.01	0.07	(0.15)	(0.08)	(0.57)	(0.17)	(0.03)
03/31/2015	10.72	0.12	0.92	1.04	(0.71)	(0.04)	0.00
03/31/2014	10.90	0.16	(0.09)	0.07	(0.13)	(0.12)	0.00
03/31/2013	10.75	0.18	0.78	0.96	(0.35)	(0.46)	0.00
03/31/2012	10.38	0.18	0.61	0.79	(0.31)	(0.11)	0.00
Class R
04/01/2016 - 09/30/2016+	$10.16	$0.09	$0.39	$0.48	$(0.06)	$0.00	$0.00
03/31/2016	11.01	0.12	(0.15)	(0.03)	(0.62)	(0.17)	(0.03)
03/31/2015	10.72	0.18	0.92	1.10	(0.77)	(0.04)	0.00
03/31/2014	10.90	0.22	(0.10)	0.12	(0.18)	(0.12)	0.00
03/31/2013	10.75	0.23	0.79	1.02	(0.41)	(0.46)	0.00
03/31/2012	10.38	0.24	0.60	0.84	(0.36)	(0.11)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.

16	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets
Total	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

$(0.03)	$10.58	4.39%	$107,992	1.70	%*	1.65	%*	1.19	%*	102%
(0.77)	10.16	(0.54)	91,505	1.66		1.65		0.67		313
(0.75)	11.01	9.94	79,910	1.67		1.65		1.13		317
(0.25)	10.72	0.73	52,311	1.67		1.65		1.52		175
(0.81)	10.90	9.14	55,877	1.68		1.65		1.64		383
(0.42)	10.75	7.72	48,749	1.65	(c)	1.65	(c)	1.72		355

$(0.06)	$10.58	4.69%	$44,422	1.20	%*	1.15	%*	1.69	%*	102%
(0.82)	10.16	(0.06)	41,007	1.16		1.15		1.17		313
(0.81)	11.01	10.48	37,816	1.17		1.15		1.66		317
(0.30)	10.72	1.23	27,215	1.17		1.15		2.03		175
(0.87)	10.90	9.68	23,357	1.18		1.15		2.13		383
(0.47)	10.75	8.26	15,970	1.15	(c)	1.15	(c)	2.23		355

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Statement of Assets and Liabilities PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$10,409,596
Investments in Affiliates	168
Financial Derivative Instruments
Exchange-traded or centrally cleared	16,404
Over the counter	91,559
Cash	40
Deposits with counterparty	35,561
Foreign currency, at value	27,086
Receivable for investments sold	1,888,335
Receivable for TBA investments sold	669,825
Receivable for Fund shares sold	11,112
Interest and/or dividends receivable	45,206
Dividends receivable from Affiliates	6
Other assets	18
Total Assets	13,194,916

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,111,274
Payable for sale-buyback transactions	419,611
Payable for short sales	116,428
Financial Derivative Instruments
Exchange-traded or centrally cleared	12,082
Over the counter	163,912
Payable for investments purchased	1,727,054
Payable for investments in Affiliates purchased	6
Payable for investments purchased on a delayed-delivery basis	8,258
Payable for TBA investments purchased	1,822,498
Deposits from counterparty	41,906
Payable for Fund shares redeemed	15,438
Distributions payable	864
Accrued investment advisory fees	1,696
Accrued supervisory and administrative fees	2,004
Accrued distribution fees	368
Accrued servicing fees	116
Other liabilities	28
Total Liabilities	5,443,543

Net Assets	$7,751,373

Net Assets Consist of:
Paid in capital	$7,668,176
(Overdistributed) net investment income	(180,979)
Accumulated undistributed net realized (loss)	(67,797)
Net unrealized appreciation	331,973
Net Assets	$7,751,373

Cost of investments in securities	$10,091,612
Cost of investments in Affiliates	$168
Cost of foreign currency held	$27,134
Proceeds received on short sales	$119,052
Cost or premiums of financial derivative instruments, net	$(12,838)

* Includes repurchase agreements of:	$38,577

18	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2016 (Unaudited)

Net Assets:
Institutional Class	$5,013,319
Class P	891,378
Administrative Class	84,698
Class D	1,228,278
Class A	381,286
Class C	107,992
Class R	44,422
Shares Issued and Outstanding:
Institutional Class	473,810
Class P	84,245
Administrative Class	8,005
Class D	116,087
Class A	36,036
Class C	10,206
Class R	4,198
Net Asset Value Per Share Outstanding:
Institutional Class	$10.58
Class P	10.58
Administrative Class	10.58
Class D	10.58
Class A	10.58
Class C	10.58
Class R	10.58

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Statement of Operations PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$112,186
Dividends	153
Dividends from Investments in Affiliates	283
Total Income	112,622

Expenses:
Investment advisory fees	9,744
Supervisory and administrative fees	11,537
Distribution and/or servicing fees - Administrative Class	101
Distribution and/or servicing fees - Class D	1,506
Distribution fees - Class C	379
Distribution fees - Class R	54
Servicing fees - Class A	583
Servicing fees - Class C	126
Servicing fees - Class R	54
Trustee fees	29
Interest expense	1,842
Total Expenses	25,955

Net Investment Income	86,667

Net Realized Gain (Loss):
Investments in securities	231,087
Investments in Affiliates	51
Exchange-traded or centrally cleared financial derivative instruments	4,175
Over the counter financial derivative instruments	(171,856)
Foreign currency	(42,206)

Net Realized Gain	21,251

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	182,884
Exchange-traded or centrally cleared financial derivative instruments	15,847
Over the counter financial derivative instruments	(34,064)
Foreign currency assets and liabilities	100,808

Net Change in Unrealized Appreciation	265,475

Net Increase in Net Assets Resulting from Operations	$373,393

* Foreign tax withholdings	$57

20	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$86,667	$142,428
Net realized gain (loss)	21,251	(246,364)
Net change in unrealized appreciation	265,475	82,299

Net Increase (Decrease) in Net Assets Resulting from Operations	373,393	(21,637)

Distributions to Shareholders:
From net investment income
Institutional Class	(42,870)	(348,674)
Class P	(6,898)	(62,603)
Administrative Class	(580)	(4,046)
Class D	(7,818)	(66,499)
Class A	(3,119)	(27,927)
Class C	(242)	(4,713)
Class R	(228)	(2,269)
From net realized capital gains
Institutional Class	0	(85,710)
Class P	0	(15,828)
Administrative Class	0	(798)
Class D	0	(17,287)
Class A	0	(7,297)
Class C	0	(1,388)
Class R	0	(612)
Tax basis return of capital
Institutional Class	0	(14,401)
Class P	0	(2,407)
Administrative Class	0	(134)
Class D	0	(2,711)
Class A	0	(1,129)
Class C	0	(218)
Class R	0	(97)

Total Distributions(a)	(61,755)	(666,748)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(273,057)	(576,692)

Total Increase (Decrease) in Net Assets	38,581	(1,265,077)

Net Assets:
Beginning of period	7,712,792	8,977,869
End of period*	$7,751,373	$7,712,792

*Including (overdistributed) net investment income of:	$(180,979)	$(205,891)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.3%

AUSTRALIA 0.4%

CORPORATE BONDS & NOTES 0.2%
National Australia Bank Ltd.
2.250% due 03/16/2021		$3,000	$3,064
Westpac Banking Corp.
1.850% due 11/26/2018		10,100	10,200

			13,264

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Puma SE
2.520% due 05/13/2045	AUD	5,757	4,390

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)		8,589	7,844

Total Australia (Cost $27,590)			25,498

BELGIUM 0.2%

CORPORATE BONDS & NOTES 0.2%
KBC Bank NV
8.000% due 01/25/2023		$12,200	12,981

Total Belgium (Cost $12,968)			12,981

BRAZIL 0.8%

CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
3.737% due 03/17/2020		$12,700	12,446
4.375% due 05/20/2023		2,100	1,884
7.875% due 03/15/2019		2,300	2,495
8.375% due 05/23/2021		22,700	24,929

			41,754

SOVEREIGN ISSUES 0.3%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2017 (c)	BRL	83,200	23,392

Total Brazil (Cost $62,654)			65,146

CANADA 6.1%

CORPORATE BONDS & NOTES 0.8%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,421
Bank of Nova Scotia
1.875% due 04/26/2021		33,900	34,156

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Canada
2.200% due 09/23/2019		$4,300	$4,387
2.300% due 03/22/2021		22,000	22,619

			65,583

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.001% due 06/01/2020	CAD	9,946	7,527
1.201% due 07/01/2020		25,210	19,174
1.201% due 08/01/2020		9,214	7,006

			33,707

SOVEREIGN ISSUES 4.9%
Canada Government International Bond
1.500% due 12/01/2044 (d)		10,370	10,738
Province of Alberta
1.250% due 06/01/2020		35,000	26,846
2.350% due 06/01/2025		33,600	26,653
Province of British Columbia
4.300% due 06/18/2042		3,000	3,033
Province of Ontario
2.500% due 04/27/2026		$4,000	4,127
2.600% due 06/02/2025 (h)	CAD	274,100	223,487
3.150% due 06/02/2022 (h)		3,400	2,848
3.500% due 06/02/2024 (h)		50,000	43,272
Province of Quebec
3.000% due 09/01/2023 (h)		19,200	16,039
3.500% due 12/01/2022		6,500	5,556
4.250% due 12/01/2021		8,800	7,697
5.000% due 12/01/2038		8,100	8,564
6.000% due 10/01/2029		3,200	3,465

			382,325

Total Canada (Cost $474,018)			481,615

CAYMAN ISLANDS 0.5%

ASSET-BACKED SECURITIES 0.5%
CIFC Funding Ltd.
1.920% due 08/14/2024		$16,600	16,582
Dryden Senior Loan Fund
1.850% due 01/15/2022		11,728	11,730
Hillmark Funding Ltd.
1.061% due 05/21/2021		2,962	2,953
Mountain View Funding CLO Ltd.
0.940% due 04/15/2019		283	283

22	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Symphony CLO LP
1.574% due 01/09/2023		$7,732	$7,736

Total Cayman Islands (Cost $39,200)			39,284

CHINA 0.4%

CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$28,100	28,158

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	4,388	705
China Government International Bond
3.380% due 05/23/2023		4,600	718
4.080% due 08/22/2023		4,600	748

			2,171

Total China (Cost $30,239)			30,329

CZECH REPUBLIC 0.1%

SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.360% due 10/27/2016	CZK	113,400	4,717

Total Czech Republic (Cost $4,678)			4,717

DENMARK 6.9%

CORPORATE BONDS & NOTES 6.9%
BRFkredit A/S
2.000% due 10/01/2017	DKK	181,300	27,999
2.500% due 10/01/2047		23,381	3,609
3.000% due 10/01/2047		29,600	4,634
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		34,700	5,350
2.500% due 10/01/2037		18,800	2,941
2.500% due 10/01/2047		101,907	15,737
3.000% due 10/01/2047		78,279	12,250
Nykredit Realkredit A/S
1.000% due 10/01/2016		185,100	27,927
1.000% due 04/01/2017		101,100	15,380
1.000% due 07/01/2017		143,200	21,828
1.000% due 10/01/2017		102,900	15,743
2.000% due 10/01/2017		206,200	31,827
2.000% due 10/01/2037		142,119	22,006
2.500% due 10/01/2037		265,737	41,457
2.500% due 10/01/2047		616,820	95,251
3.000% due 10/01/2047		313,902	49,018
Realkredit Danmark A/S
1.000% due 04/01/2017		262,400	39,868
2.000% due 04/01/2017		273,300	41,730

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 10/01/2037	DKK	61,670	$9,498
2.500% due 10/01/2037		59,089	9,240
2.500% due 10/01/2047		174,089	26,894
3.000% due 10/01/2047		75,388	11,807

Total Denmark (Cost $517,914)			531,994

FRANCE 4.4%

CORPORATE BONDS & NOTES 0.9%
BPCE S.A.
4.625% due 07/11/2024		$8,800	9,002
Dexia Credit Local S.A.
1.875% due 03/28/2019		12,500	12,574
1.875% due 01/29/2020		5,500	5,538
1.875% due 09/15/2021		38,900	38,880

			65,994

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Infinity SoPRANo
0.000% due 11/05/2019	EUR	1,040	1,152

SOVEREIGN ISSUES 3.5%
France Government International Bond
2.500% due 05/25/2030 (h)		3,700	5,319
3.250% due 05/25/2045 (h)		57,100	100,568
4.000% due 10/25/2038		12,900	23,958
4.500% due 04/25/2041 (h)		70,000	142,394
4.750% due 04/25/2035		600	1,160

			273,399

Total France (Cost $295,715)			340,545

GERMANY 0.9%

CORPORATE BONDS & NOTES 0.4%
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	16,048
5.375% due 04/23/2024		15,000	12,628

			28,676

SOVEREIGN ISSUES 0.5%
Republic of Germany
4.000% due 01/04/2037 (h)	EUR	19,800	38,743

Total Germany (Cost $62,467)			67,419

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE 0.2%

CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,800	$5,311
5.014% due 12/27/2017		3,400	3,681

			8,992

SOVEREIGN ISSUES 0.1%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	472,000	4,527
4.500% due 07/03/2017		530,000	5,147

			9,674

Total Greece (Cost $16,699)			18,666

GUERNSEY, CHANNEL ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$16,800	17,054

Total Guernsey, Channel Islands (Cost $16,754)			17,054

IRELAND 0.6%

ASSET-BACKED SECURITIES 0.0%
Cordatus CLO PLC
0.049% due 01/30/2024	EUR	123	138
Mercator CLO PLC
0.000% due 02/18/2024		20	23

			161

CORPORATE BONDS & NOTES 0.1%
Depfa ACS Bank
5.750% due 03/28/2017		$2,500	2,545
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		9,100	9,115

			11,660

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Deco Series
1.200% due 04/27/2027	EUR	1,154	1,299
Emerald Mortgages PLC
0.000% due 07/15/2048		438	466

			1,765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.5%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	22,200	$35,731

Total Ireland (Cost $46,379)			49,317

ITALY 4.9%

CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA
3.750% due 11/25/2016	EUR	3,200	3,612
3.875% due 10/24/2018		25,900	30,975
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$24,039	21,982
5.710% due 01/15/2026		6,200	5,873
6.500% due 02/24/2021		5,000	5,615

			68,057

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Apulia Mortgages Finance SRL
0.540% due 06/20/2058	EUR	1,977	2,217
Berica ABS SRL
0.000% due 12/31/2055		734	822
Casa D’este Finance SRL
0.048% due 09/15/2040		5,565	6,213
Claris Finance SRL
0.208% due 10/31/2060		7,867	8,819
Creso SRL
0.398% due 12/30/2060		4,240	4,763
Deco Gondola SRL
1.151% due 02/22/2026		1,659	1,868
Giovecca Mortgages SRL
0.303% due 04/23/2048		3,853	4,329
Marche Mutui SRL
0.108% due 02/25/2055		1,184	1,322
1.953% due 01/27/2064		4,708	5,337

			35,690

SOVEREIGN ISSUES 3.5%
Italy Buoni Poliennali Del Tesoro
0.450% due 06/01/2021		61,100	69,211
2.150% due 11/12/2017 (d)		14,870	17,072
2.700% due 03/01/2047		32,100	39,784
3.250% due 09/01/2046 (h)		3,800	5,251
4.000% due 02/01/2037 (h)		55,000	83,835
5.000% due 09/01/2040 (h)		24,900	43,401
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	16,187

			274,741

Total Italy (Cost $380,807)			378,488

24	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 13.3%

CORPORATE BONDS & NOTES 0.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$1,800	$1,803
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		11,000	11,322
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021		5,900	5,856
2.514% due 03/09/2021 (h)		38,600	39,789

			58,770

SOVEREIGN ISSUES 12.5%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		23,500	23,469
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		31,600	31,934
Japan Government International Bond
0.500% due 09/20/2046	JPY	6,710,000	66,955
1.400% due 09/20/2034		28,360,000	335,244
1.700% due 09/20/2032		40,530,000	496,256
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	16,168

			970,026

Total Japan (Cost $848,588)			1,028,796

JERSEY, CHANNEL ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$1,300	1,333
3.000% due 04/15/2021		21,500	22,107
4.125% due 04/15/2026		5,800	6,106

Total Jersey, Channel Islands (Cost $28,571)			29,546

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.0%

ASSET-BACKED SECURITIES 0.0%
Penta CLO S.A.
0.067% due 06/04/2024	EUR	608	$682

CORPORATE BONDS & NOTES 0.0%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018		2,600	3,122

Total Luxembourg (Cost $3,692)			3,804

NETHERLANDS 0.8%

ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	341	383
Chapel BV
0.065% due 07/17/2066		7,913	8,733
0.362% due 11/17/2064		3,917	4,335
Halcyon Structured Asset Management European CLO BV
0.052% due 01/25/2023		111	125
Highlander Euro CDO BV
0.000% due 05/01/2023		126	140
Neptuno CLO BV
0.087% due 05/24/2023		1,594	1,784
Panther CDO BV
0.148% due 10/15/2084		4,429	4,881

			20,381

CORPORATE BONDS & NOTES 0.5%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	11,010	9,524
6.750% due 03/02/2018		4,600	3,789
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (e)		$8,150	8,498
E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	2,093
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		$13,000	13,428
ING Bank NV
2.625% due 12/05/2022		5,000	5,189

			42,521

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.705% due 07/17/2041	EUR	1,200	1,120

Total Netherlands (Cost $62,873)			64,022

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.2%

CORPORATE BONDS & NOTES 0.1%
DNB Bank ASA
2.375% due 06/02/2021		$8,400	$8,557
Eksportfinans ASA
5.500% due 06/26/2017		1,000	1,026

			9,583

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,772

Total Norway (Cost $17,524)			17,355

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
4.000% due 10/25/2023	PLN	1,450	412

Total Poland (Cost $444)			412

PORTUGAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	20,700	5,464
4.750% due 01/15/2018 ^		3,400	898
Novo Banco S.A.
5.000% due 05/21/2019		4,400	3,497
5.000% due 05/23/2019		1,080	855

Total Portugal (Cost $33,874)			10,714

QATAR 0.1%

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		$7,200	7,889

Total Qatar (Cost $7,029)			7,889

SLOVENIA 4.0%

SOVEREIGN ISSUES 4.0%
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	1,494	1,710
4.125% due 02/18/2019		$19,100	20,174
4.700% due 11/01/2016	EUR	109,450	123,409
4.750% due 05/10/2018		$10,800	11,353
5.250% due 02/18/2024		69,500	81,739
5.500% due 10/26/2022		33,700	39,408

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.850% due 05/10/2023		$27,650	$33,156

Total Slovenia (Cost $310,540)			310,949

SPAIN 3.0%

CORPORATE BONDS & NOTES 0.2%
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)	EUR	8,600	8,773
Banco Santander S.A.
6.250% due 09/11/2021 (e)		6,200	6,262

			15,035

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
TDA CAM Fondo de Titulizacion de Activos
0.000% due 09/22/2032		636	708
0.000% due 10/26/2032		3,146	3,499
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030		1,179	1,313

			5,520

SOVEREIGN ISSUES 2.7%
Autonomous Community of Catalonia
4.300% due 11/15/2016		25,900	29,213
4.750% due 06/04/2018		12,000	14,003
4.801% due 07/31/2020		8,000	9,649
4.900% due 09/15/2021		16,200	18,761
4.950% due 02/11/2020 (h)		1,100	1,318
Autonomous Community of Madrid
4.125% due 05/21/2024		17,800	24,908
4.300% due 09/15/2026		2,400	3,487
Instituto de Credito Oficial
5.000% due 11/14/2016		$900	904
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	1,250	1,623
Spain Government International Bond
2.900% due 10/31/2046 (h)		55,710	75,512
4.200% due 01/31/2037		6,500	10,537
4.900% due 07/30/2040		10,200	18,369
5.250% due 04/06/2029	GBP	900	1,470
Xunta de Galicia
6.964% due 12/28/2017	EUR	700	854

			210,608

Total Spain (Cost $214,233)			231,163

26	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SUPRANATIONAL 0.5%

CORPORATE BONDS & NOTES 0.5%
African Development Bank
5.250% due 03/23/2022	AUD	200	$175
Asian Development Bank
0.500% due 03/24/2020		7,300	5,242
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	7,247
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,113
0.500% due 12/21/2023		500	325
European Investment Bank
0.500% due 06/21/2023		13,600	8,939
0.500% due 08/10/2023		20,700	13,437

Total Supranational (Cost $39,270)			36,478

SWEDEN 0.5%

CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
2.500% due 09/18/2019	SEK	98,000	12,346
Svenska Handelsbanken AB
1.988% due 03/30/2021		$18,650	18,834
Swedbank AB
2.200% due 03/04/2020		10,100	10,214

Total Sweden (Cost $41,416)			41,394

SWITZERLAND 0.6%

CORPORATE BONDS & NOTES 0.4%
Credit Suisse AG
6.500% due 08/08/2023		$13,814	15,023
UBS AG
5.125% due 05/15/2024		4,200	4,348
7.250% due 02/22/2022		10,700	10,884
7.625% due 08/17/2022		600	700

			30,955

SOVEREIGN ISSUES 0.2%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	7,550	12,808

Total Switzerland (Cost $42,283)			43,763

UNITED KINGDOM 10.5%

CORPORATE BONDS & NOTES 2.9%
Barclays Bank PLC
2.250% due 05/10/2017		$6,000	6,047
7.625% due 11/21/2022		28,314	31,510

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 04/10/2023		$10,951	$11,485
9.000% due 10/11/2023 (e)	GBP	5,123	7,893
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	5,000	5,259
8.000% due 12/15/2020 (e)		1,200	1,353
HSBC Holdings PLC
3.081% due 03/08/2021 (h)		$18,500	19,333
5.100% due 04/05/2021		13,100	14,492
6.000% due 09/29/2023 (e)	EUR	12,800	15,116
Lloyds Bank PLC
2.050% due 01/22/2019		$8,500	8,538
7.625% due 04/22/2025	GBP	1,000	1,723
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)		14,188	18,850
7.875% due 06/27/2029 (e)		2,300	3,106
Marks & Spencer PLC
4.750% due 06/12/2025		400	609
Nationwide Building Society
10.250% due 06/29/2049 (e)		20	3,325
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$3,400	3,154
8.000% due 08/10/2025 (e)		300	283
8.625% due 08/15/2021 (e)		3,800	3,753
Royal Bank of Scotland PLC
13.125% due 03/19/2022	AUD	1,500	1,198
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$15,000	15,144
3.125% due 01/08/2021		4,000	4,079
Tesco PLC
5.000% due 03/24/2023	GBP	700	996
5.125% due 04/10/2047	EUR	7,300	8,665
6.125% due 02/24/2022	GBP	8,399	12,482
Tesco Property Finance PLC
5.411% due 07/13/2044		9,884	12,918
6.052% due 10/13/2039		181	260
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		2,800	3,652
5.250% due 01/15/2021		$10,000	10,687

			225,910

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Business Mortgage Finance PLC
0.766% due 02/15/2039	GBP	635	806
2.386% due 02/15/2041		8,041	10,102
Darrowby PLC
2.088% due 02/20/2044		7,493	9,766
EuroMASTR PLC
0.582% due 06/15/2040		183	219
Eurosail PLC
0.000% due 12/10/2044	EUR	4,221	4,641
0.000% due 12/15/2044		7,714	7,205

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 03/13/2045	EUR	321	$351
0.539% due 03/13/2045	GBP	54	67
0.540% due 06/10/2044		7,747	9,800
0.679% due 06/13/2045		636	820
1.329% due 06/13/2045		1,145	1,312
Gemgarto
3.336% due 05/14/2045		33	43
Great Hall Mortgages PLC
0.000% due 06/18/2038	EUR	29	32
0.000% due 03/18/2039		1,971	2,149
0.519% due 06/18/2039	GBP	45	56
0.987% due 06/18/2039		$1,687	1,588
Hercules Eclipse PLC
0.764% due 10/25/2018	GBP	275	348
Landmark Mortgage Securities PLC
0.599% due 06/17/2038		39	48
Leek Finance PLC
1.121% due 09/21/2038		$5,451	5,878
Ludgate Funding PLC
0.000% due 01/01/2061	EUR	236	242
Mansard Mortgages PLC
1.032% due 12/15/2049	GBP	11,292	14,051
Money Partners Securities PLC
0.762% due 03/15/2040		681	842
Newgate Funding PLC
0.000% due 12/01/2050	EUR	5,271	4,752
0.298% due 12/15/2050		9,949	10,769
0.582% due 12/15/2050	GBP	4,562	4,995
0.663% due 12/01/2050		88	104
0.948% due 12/15/2050	EUR	2,066	1,949
1.198% due 12/15/2050		3,388	3,068
1.382% due 12/15/2050	GBP	4,545	5,304
1.632% due 12/15/2050		2,562	2,901
Paragon Mortgages PLC
0.018% due 06/15/2041	EUR	300	310
0.061% due 05/15/2041		318	337
0.746% due 05/15/2041	GBP	32	39
Preferred Residential Securities PLC
1.132% due 12/15/2042		36	40
ResLoC UK PLC
0.542% due 12/15/2043		859	1,022
0.602% due 12/15/2043		1,479	1,682
RMAC Securities PLC
0.000% due 06/12/2044	EUR	151	150
0.530% due 06/12/2044	GBP	2,677	3,211
0.550% due 06/12/2044		7,296	8,704
0.995% due 06/12/2044		$373	345
Tenterden Funding PLC
1.876% due 03/21/2044	GBP	2,473	3,224
Thrones PLC
2.023% due 07/20/2044		2,343	3,049

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Uropa Securities PLC
0.008% due 10/10/2040	EUR	71	$80
0.580% due 06/10/2059	GBP	5,127	6,294
0.730% due 06/10/2059		1,185	1,376
0.930% due 06/10/2059		927	1,043
1.130% due 06/10/2059		987	1,074

			136,188

SOVEREIGN ISSUES 5.8%
United Kingdom Gilt
3.250% due 01/22/2044 (h)		99,800	179,882
3.500% due 01/22/2045		99,600	188,546
4.250% due 12/07/2040 (h)		40,600	82,419

			450,847

Total United Kingdom (Cost $803,934)			812,945

UNITED STATES 39.0%

ASSET-BACKED SECURITIES 6.6%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$232	224
ACE Securities Corp. Home Equity Loan Trust
0.915% due 02/25/2036		19,826	7,654
1.205% due 09/25/2035		6,729	5,561
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.995% due 10/25/2035		2,177	2,162
Amortizing Residential Collateral Trust
1.105% due 07/25/2032		44	42
Amresco Residential Securities Corp. Mortgage Loan Trust
1.465% due 06/25/2029		221	210
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.344% due 02/25/2034		537	494
Asset-Backed Funding Certificates Trust
0.655% due 01/25/2037		6,930	4,820
Asset-Backed Securities Corp. Home Equity Loan Trust
1.620% due 02/25/2035		9,804	8,170
1.874% due 04/15/2033		1,401	1,371
Bear Stearns Asset-Backed Securities Trust
0.745% due 03/25/2037		10,766	7,829
1.185% due 10/25/2032		23	23
1.325% due 10/27/2032		48	45
1.525% due 10/25/2037		70	66
BNC Mortgage Loan Trust
0.625% due 05/25/2037		414	408
Citigroup Mortgage Loan Trust, Inc.
0.585% due 07/25/2045		429	313

28	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.675% due 12/25/2036	$9,333	$5,450
0.685% due 12/25/2036	4,815	3,182
0.695% due 05/25/2037	10,000	9,388
0.705% due 01/25/2037	9,903	6,791
0.785% due 03/25/2036	10,900	9,222
0.785% due 03/25/2037	4,355	3,458
0.785% due 06/25/2037	3,726	2,684
0.825% due 08/25/2036	16,899	11,483
4.595% due 10/25/2037	3,075	2,901
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	13	13
Countrywide Asset-Backed Certificates
0.655% due 12/25/2036 ^	2,013	1,969
0.665% due 05/25/2035	6,947	5,848
0.665% due 06/25/2035	9,868	7,682
0.665% due 08/25/2037	7,479	5,648
0.665% due 06/25/2047 ^	1,601	1,173
0.685% due 05/25/2036	8,222	6,508
0.695% due 06/25/2047	3,997	3,782
0.725% due 06/25/2047	10,159	7,964
0.765% due 03/25/2036	2,895	2,363
0.815% due 07/25/2036	8,500	7,777
0.845% due 05/25/2047	19,177	7,447
0.865% due 12/25/2036 ^	589	308
1.175% due 01/25/2036	4,900	3,773
1.500% due 06/25/2035	157	156
5.301% due 08/25/2035 ^	2,945	2,570
Countrywide Asset-Backed Certificates Trust
0.675% due 03/25/2047	1,105	1,035
1.125% due 08/25/2035	155	155
1.194% due 10/25/2035	12,200	10,952
1.774% due 07/25/2035	18,080	14,330
2.099% due 12/25/2034	10,071	8,130
4.740% due 10/25/2035	220	225
Credit Suisse First Boston Mortgage Securities Corp.
1.145% due 01/25/2032	53	48
Credit-Based Asset Servicing and Securitization LLC
0.585% due 11/25/2036	5	3
First Alliance Mortgage Loan Trust
0.992% due 12/20/2027	1	1
First Franklin Mortgage Loan Trust
1.425% due 03/25/2034	1,921	1,811
Fremont Home Loan Trust
0.675% due 10/25/2036	9,107	4,747
0.795% due 02/25/2036	7,522	5,206
GSAA Trust
0.705% due 03/25/2036	12,077	6,984
5.995% due 03/25/2046 ^	1,742	1,229
Home Equity Asset Trust
1.125% due 11/25/2032	2	2
HSI Asset Securitization Corp. Trust
0.785% due 04/25/2037	10,539	6,232
0.935% due 01/25/2036	4,500	3,589

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.695% due 04/25/2037	$6,852	$4,656
0.765% due 04/25/2037	12,838	8,152
JPMorgan Mortgage Acquisition Trust
0.635% due 08/25/2036	117	77
0.660% due 07/25/2036	5,570	4,003
0.795% due 08/25/2036	9,100	6,253
Long Beach Mortgage Loan Trust
0.675% due 05/25/2036	29,206	16,186
0.785% due 08/25/2045	3,424	2,943
1.085% due 10/25/2034	12	12
1.350% due 06/25/2035	617	614
MASTR Asset-Backed Securities Trust
0.625% due 08/25/2036	8,934	4,264
0.675% due 03/25/2036	1,185	755
0.675% due 10/25/2036	15,121	6,932
0.745% due 10/25/2036	4,499	2,096
1.015% due 10/25/2035	10,803	8,335
Merrill Lynch Mortgage Investors Trust
0.605% due 09/25/2037	40	16
0.645% due 02/25/2037	62	29
1.005% due 05/25/2036	1,164	1,085
MESA Trust
1.325% due 12/25/2031	147	138
Morgan Stanley ABS Capital, Inc. Trust
0.655% due 10/25/2036	1,387	1,110
0.665% due 05/25/2037	5,557	3,924
0.675% due 11/25/2036	15,539	9,441
0.765% due 06/25/2036	6,899	4,605
Morgan Stanley Home Equity Loan Trust
0.695% due 04/25/2037	15,852	10,077
0.755% due 04/25/2037	11,671	7,486
0.875% due 04/25/2037	1,679	1,096
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	1,945	986
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.815% due 03/25/2036	5,923	4,944
NovaStar Mortgage Funding Trust
0.655% due 03/25/2037	28,083	18,527
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.805% due 12/25/2035	2,140	1,882
Option One Mortgage Loan Trust
0.665% due 02/25/2037	20,410	12,268
0.715% due 01/25/2036	449	440
1.305% due 02/25/2035	7,954	6,463
RAAC Trust
1.024% due 02/25/2037	8,000	5,904
Renaissance Home Equity Loan Trust
1.025% due 12/25/2033	67	63
5.294% due 01/25/2037	14,909	8,219

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.675% due 06/25/2037 ^		$16,745	$8,209
5.731% due 11/25/2036		33,180	19,572
Residential Asset Mortgage Products Trust
0.744% due 12/25/2035		4,507	3,544
0.825% due 03/25/2036		4,673	4,268
0.885% due 02/25/2036		3,075	2,241
1.084% due 06/25/2032		62	59
Residential Asset Securities Corp. Trust
0.685% due 07/25/2036		457	451
1.025% due 07/25/2032 ^		120	109
1.365% due 09/25/2034		1,327	1,223
Saxon Asset Securities Trust
2.275% due 12/25/2037		7,470	6,150
2.325% due 05/25/2031		1,157	1,031
Securitized Asset-Backed Receivables LLC Trust
0.655% due 05/25/2037 ^		369	289
0.695% due 08/25/2036		796	357
SLM Student Loan Trust
0.929% due 03/15/2038	GBP	3,923	4,515
Soundview Home Loan Trust
0.585% due 11/25/2036		$46	19
0.685% due 10/25/2036		6,518	5,912
0.775% due 11/25/2036		15,000	10,636
0.795% due 12/25/2036		14,457	10,665
0.805% due 05/25/2036		7,215	6,036
Specialty Underwriting & Residential Finance Trust
0.875% due 09/25/2036		569	568
Structured Asset Securities Corp. Mortgage Loan Trust
0.685% due 03/25/2036		3,594	3,003
0.745% due 12/25/2036		19,167	11,888
0.755% due 05/25/2047		5,200	4,202
WaMu Asset-Backed Certificates Trust
0.815% due 05/25/2047		8,319	5,672
Wells Fargo Home Equity Asset-Backed Securities Trust
0.755% due 01/25/2037		21,575	15,008

			513,219

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.250% due 08/24/2021		3,284	3,299
3.500% due 01/24/2023		10,448	10,527
Hilton Worldwide Finance LLC
3.024% - 3.500% due 10/25/2023		364	367

			14,193

CORPORATE BONDS & NOTES 3.1%
Aetna, Inc.
2.400% due 06/15/2021		4,700	4,763

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.800% due 06/15/2023		$6,000	$6,138
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		6,000	5,984
2.750% due 01/30/2017		600	602
3.250% due 09/29/2017		1,582	1,596
3.600% due 05/21/2018		5,300	5,393
5.500% due 02/15/2017		1,300	1,317
American International Group, Inc.
1.500% due 06/08/2023	EUR	3,500	4,121
3.900% due 04/01/2026		$8,400	8,909
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		6,900	7,128
3.300% due 02/01/2023		6,600	6,967
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,100	1,299
Bank of America Corp.
6.875% due 04/25/2018		2,125	2,292
Charter Communications Operating LLC
4.464% due 07/23/2022		11,550	12,488
4.908% due 07/23/2025		2,700	2,986
6.384% due 10/23/2035		4,096	4,847
CIT Group, Inc.
5.500% due 02/15/2019		1,000	1,060
Citigroup, Inc.
1.763% due 06/07/2019		12,400	12,473
2.050% due 06/07/2019		5,000	5,041
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		1,000	1,002
1.605% due 01/09/2018		2,600	2,607
1.648% due 08/12/2019		4,800	4,809
1.897% due 08/12/2019		4,000	3,993
3.000% due 06/12/2017		4,000	4,043
3.200% due 01/15/2021		700	719
5.875% due 08/02/2021		2,756	3,146
8.000% due 12/15/2016		900	913
International Lease Finance Corp.
8.750% due 03/15/2017		1,200	1,236
JPMorgan Chase & Co.
2.550% due 10/29/2020 (h)		33,500	34,179
2.550% due 03/01/2021		2,200	2,242
Kinder Morgan, Inc.
5.000% due 02/15/2021		1,600	1,731
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	546
Metropolitan Life Global Funding
2.000% due 04/14/2020		9,000	9,100
Oracle Corp.
1.900% due 09/15/2021		4,700	4,715
2.400% due 09/15/2023		14,400	14,534
Pricoa Global Funding
2.200% due 06/03/2021		11,900	12,069

30	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Co.
2.350% due 07/01/2021	$10,300	$10,509
Sovran Acquisition LP
3.500% due 07/01/2026	4,400	4,502
Springleaf Finance Corp.
6.900% due 12/15/2017	2,400	2,529
8.250% due 12/15/2020	3,200	3,520
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	18,556	19,221

		237,269

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	154
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	1,962
7.950% due 03/01/2036	900	1,079
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	810	819
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,000	1,389
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	677
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	2,400	3,470

		9,550

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035	328	273
American Home Mortgage Assets Trust
0.715% due 05/25/2046 ^	416	307
Banc of America Alternative Loan Trust
6.000% due 09/25/2034	6,128	5,856
6.500% due 04/25/2036 ^	5,341	4,452
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049	1,103	1,117
Banc of America Funding Trust
0.812% due 06/20/2047	2,000	1,447
2.925% due 02/20/2036	2,909	2,861
3.002% due 01/20/2047 ^	256	217
3.056% due 03/20/2036	234	216
3.282% due 11/20/2034	664	632

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.298% due 10/20/2046 ^	$70	$52
5.500% due 01/25/2036	210	214
6.000% due 03/25/2037 ^	512	455
Banc of America Mortgage Trust
3.226% due 09/25/2035 ^	73	68
3.232% due 04/25/2035	480	437
3.255% due 06/25/2035	550	530
BCAP LLC Trust
1.229% due 01/26/2047	833	748
2.930% due 02/26/2036	283	283
5.250% due 02/26/2036	1,143	985
5.250% due 04/26/2037	2,828	2,571
5.250% due 08/26/2037	1,143	1,182
Bear Stearns Adjustable Rate Mortgage Trust
2.950% due 01/25/2035	686	677
2.957% due 10/25/2033	174	175
2.973% due 05/25/2034	200	186
3.040% due 10/25/2035	16	16
3.124% due 05/25/2034	328	317
3.128% due 03/25/2035	262	265
3.156% due 02/25/2034	36	36
3.278% due 07/25/2034	327	322
3.495% due 11/25/2034	8	8
Bear Stearns ALT-A Trust
2.801% due 01/25/2036 ^	369	306
2.950% due 08/25/2036 ^	297	221
2.957% due 08/25/2036 ^	1,052	729
2.980% due 11/25/2035 ^	113	93
3.106% due 08/25/2036 ^	2,007	1,483
3.142% due 09/25/2035	5,401	4,676
3.465% due 11/25/2036 ^	561	469
Bear Stearns Structured Products, Inc. Trust
3.279% due 12/26/2046	80	61
Chase Mortgage Finance Trust
3.023% due 02/25/2037	706	710
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.984% due 05/25/2036	1,614	1,444
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	145	138
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	528	543
2.485% due 03/25/2037 ^	1,224	867
3.040% due 05/25/2035	154	152
3.043% due 08/25/2035	81	80
3.050% due 07/25/2046 ^	1,495	1,381
3.296% due 09/25/2037 ^	1,498	1,378
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.908% due 09/25/2035 ^	4,352	3,763
Commercial Mortgage Trust
0.671% due 03/10/2046 (a)	13,000	436
1.743% due 07/10/2046 (a)	11,802	208

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.856% due 01/10/2046 (a)	$9,341	$555
2.150% due 07/10/2046 (a)	7,399	451
Countrywide Alternative Loan Trust
0.665% due 04/25/2047	1,366	1,174
0.695% due 01/25/2037 ^	398	365
0.712% due 02/20/2047 ^	442	299
0.715% due 09/25/2046 ^	1,122	868
0.722% due 09/20/2046	8,101	5,940
0.735% due 07/25/2046 ^	71	53
0.742% due 03/20/2046	108	81
0.742% due 05/20/2046 ^	849	624
0.742% due 07/20/2046 ^	831	414
0.805% due 02/25/2037	433	358
0.875% due 05/25/2037 ^	729	400
0.925% due 09/25/2035 ^	392	310
0.975% due 09/25/2035 ^	2,121	1,501
1.507% due 12/25/2035	73	59
1.757% due 11/25/2047 ^	5,683	4,009
1.887% due 11/25/2047 ^	13,206	9,420
1.907% due 08/25/2035	536	465
1.931% due 11/25/2035	393	312
2.471% due 11/25/2035	381	312
2.985% due 02/25/2037 ^	301	261
5.000% due 11/25/2035	9,540	7,831
5.250% due 06/25/2035 ^	249	230
6.000% due 01/25/2037 ^	1,281	1,080
6.250% due 08/25/2037 ^	600	533
6.500% due 08/25/2032	75	76
Countrywide Home Loan Mortgage Pass-Through Trust
0.815% due 04/25/2035	23	20
1.065% due 03/25/2035	867	800
1.165% due 03/25/2035	776	619
1.185% due 02/25/2035	16	14
2.725% due 11/25/2034	1,035	986
2.732% due 04/20/2036	12,658	10,804
2.808% due 05/20/2036	689	617
2.914% due 03/25/2037 ^	454	323
2.957% due 02/25/2047 ^	459	380
2.990% due 09/20/2036 ^	241	192
3.129% due 08/25/2034 ^	336	290
3.170% due 02/20/2036 ^	1,131	965
3.175% due 08/25/2034 ^	77	66
3.200% due 11/19/2033	17	16
Credit Suisse First Boston Mortgage Securities Corp.
1.675% due 03/25/2034 ^	180	175
2.678% due 07/25/2033	25	25
2.969% due 08/25/2033	110	109
DBUBS Mortgage Trust
0.385% due 11/10/2046 (a)	16,942	209
1.042% due 11/10/2046 (a)	16,500	366
Deutsche ALT-A Securities, Inc.
0.665% due 07/25/2047	772	641
0.715% due 08/25/2047	13,923	10,198
1.275% due 10/25/2047	4,943	3,836

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.056% due 06/26/2035	$216	$215
Downey Savings & Loan Association Mortgage Loan Trust
0.851% due 07/19/2045 ^	59	10
First Horizon Mortgage Pass-Through Trust
2.980% due 08/25/2035	258	225
3.057% due 10/25/2035	224	219
First Republic Mortgage Loan Trust
0.874% due 11/15/2031	57	55
GMAC Mortgage Corp. Loan Trust
3.495% due 06/25/2034	46	45
GreenPoint Mortgage Funding Trust
0.705% due 01/25/2037	795	648
0.735% due 04/25/2036	691	584
0.795% due 11/25/2045	149	129
Greenpoint Mortgage Pass-Through Certificates
3.279% due 10/25/2033	38	38
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	669	670
GS Mortgage Securities Corp.
1.748% due 02/10/2046 (a)	13,599	1,035
GS Mortgage Securities Trust
2.456% due 11/10/2045 (a)	24,513	2,054
GSR Mortgage Loan Trust
2.220% due 03/25/2033	136	134
2.917% due 09/25/2035	606	618
3.078% due 04/25/2035	52	52
3.085% due 11/25/2035	833	804
3.097% due 05/25/2035	230	217
3.152% due 01/25/2035	597	572
HarborView Mortgage Loan Trust
0.711% due 07/19/2046 ^	1,791	1,039
0.721% due 09/19/2037	1,300	1,051
0.771% due 03/19/2036	208	153
2.894% due 05/19/2033	251	246
3.098% due 07/19/2035	206	183
HomeBanc Mortgage Trust
2.730% due 04/25/2037 ^	1,389	898
2.782% due 04/25/2037 ^	368	310
Impac CMB Trust
1.245% due 10/25/2034	1,185	1,033
1.305% due 10/25/2034	560	529
1.525% due 07/25/2033	43	41
IndyMac Mortgage Loan Trust
0.705% due 07/25/2047	4,481	3,049
0.715% due 09/25/2046	4,192	3,486
0.764% due 06/25/2037	1,105	963
0.775% due 02/25/2037	1,100	725
0.825% due 11/25/2035 ^	296	174
0.825% due 06/25/2037 ^	501	266
2.861% due 12/25/2034	137	130

32	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.902% due 03/25/2036	$8,288	$6,550
3.180% due 08/25/2036	751	727
3.283% due 11/25/2035 ^	1,124	1,036
JPMBB Commercial Mortgage Securities Trust
1.395% due 04/15/2047 (a)	57,661	2,278
JPMorgan Alternative Loan Trust
0.765% due 10/25/2036	27,757	23,304
0.795% due 03/25/2036 ^	855	865
2.876% due 12/25/2035 ^	12,111	10,227
5.500% due 11/25/2036 ^	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.377% due 12/15/2047 (a)	80,923	4,280
4.070% due 11/15/2043	300	321
JPMorgan Mortgage Trust
2.503% due 11/25/2033	137	131
2.841% due 02/25/2036 ^	857	756
3.033% due 07/25/2035	242	240
3.087% due 10/25/2035	29	29
3.119% due 07/25/2035	98	98
3.215% due 09/25/2035	490	445
Luminent Mortgage Trust
0.694% due 12/25/2036	2,673	2,294
MASTR Adjustable Rate Mortgages Trust
0.735% due 04/25/2046	2,409	1,743
0.825% due 05/25/2047 ^	1,224	800
MASTR Alternative Loan Trust
0.925% due 03/25/2036	432	89
6.000% due 03/25/2036 ^	2,619	2,511
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.004% due 06/15/2030	42	40
2.610% due 10/20/2029	20	20
Merrill Lynch Mortgage Investors Trust
0.735% due 02/25/2036	964	883
0.775% due 11/25/2035	1,684	1,554
0.775% due 08/25/2036	12	12
2.228% due 10/25/2035	1,931	1,873
2.625% due 02/25/2033	144	138
2.823% due 06/25/2035	479	466
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.069% due 08/12/2049	681	696
Morgan Stanley Bank of America Merrill Lynch Trust
1.450% due 05/15/2046 (a)	63,696	3,337
1.696% due 02/15/2046 (a)	57,116	3,667
1.880% due 08/15/2045 (a)	41,653	2,416
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.285% due 08/25/2034	48	46
Residential Accredit Loans, Inc. Trust
0.675% due 02/25/2047	2,274	1,311
0.705% due 07/25/2036	22,088	14,729

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.725% due 12/25/2046 ^	$962	$670
0.735% due 04/25/2046	61	28
0.795% due 05/25/2046 ^	830	533
Residential Asset Securitization Trust
0.925% due 01/25/2046 ^	148	71
0.975% due 12/25/2036 ^	436	115
5.750% due 02/25/2036	8,856	7,964
6.250% due 10/25/2036 ^	297	266
6.500% due 08/25/2036 ^	692	395
Residential Funding Mortgage Securities, Inc. Trust
3.428% due 09/25/2035 ^	351	280
6.500% due 03/25/2032	54	56
Royal Bank of Scotland Capital Funding Trust
6.296% due 12/16/2049	2,479	2,519
Sequoia Mortgage Trust
2.925% due 04/20/2035	201	209
3.092% due 09/20/2046 ^	6,669	5,360
Structured Adjustable Rate Mortgage Loan Trust
2.907% due 02/25/2036 ^	2,311	2,241
2.989% due 05/25/2036 ^	746	684
2.993% due 04/25/2034	244	242
3.041% due 08/25/2035	668	623
3.052% due 02/25/2034	209	209
3.121% due 09/25/2036 ^	1,188	850
3.202% due 09/25/2034	74	73
Structured Asset Mortgage Investments Trust
0.715% due 06/25/2036	119	100
0.735% due 05/25/2036	751	584
0.745% due 05/25/2036	4,574	3,555
0.745% due 09/25/2047	5,238	4,270
0.785% due 05/25/2046 ^	105	42
0.825% due 08/25/2036 ^	1,551	785
0.835% due 12/25/2035 ^	13	9
1.111% due 07/19/2034	13	12
2.007% due 08/25/2047 ^	2,033	1,681
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	651	648
Thornburg Mortgage Securities Trust
0.655% due 06/25/2037	14,067	13,320
1.775% due 06/25/2037 ^	2,483	2,248
2.380% due 03/25/2037	1,280	1,127
2.385% due 10/25/2043	88	86
2.781% due 06/25/2047 ^	3,017	2,714
5.750% due 06/25/2037	4,718	4,560
5.750% due 06/25/2047	105	96
5.802% due 09/25/2037	112	114
UBS-Barclays Commercial Mortgage Trust
1.920% due 12/10/2045 (a)	59,954	4,601
UBS-Citigroup Commercial Mortgage Trust
2.290% due 01/10/2045 (a)	15,586	1,419
WaMu Mortgage Pass-Through Certificates Trust
0.805% due 11/25/2045	5,253	4,611
0.815% due 07/25/2045	1,872	1,791
0.835% due 01/25/2045	458	441

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.265% due 11/25/2034	$1,032	$931
1.299% due 12/25/2046	206	175
1.487% due 06/25/2046	1,191	1,113
1.507% due 02/25/2046	2,817	2,599
1.943% due 02/27/2034	307	301
2.193% due 10/25/2046	1,632	1,467
2.458% due 02/25/2037 ^	9,466	8,568
2.599% due 12/25/2035	570	537
2.721% due 10/25/2035	622	599
2.784% due 04/25/2035	671	666
2.821% due 06/25/2033	82	83
5.997% due 08/25/2046 ^	2,341	2,137
Washington Mutual Mortgage Loan Trust
1.685% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
0.715% due 07/25/2046	5,266	3,872
0.775% due 07/25/2046 ^	38	16
1.277% due 04/25/2047	14,151	10,146
1.277% due 04/25/2047 ^	207	18
1.347% due 05/25/2047 ^	155	10
1.447% due 07/25/2046 ^	592	398
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	205	183
Wells Fargo Mortgage-Backed Securities Trust
1.025% due 07/25/2037 ^	402	342
2.810% due 12/25/2033	4	4
2.875% due 03/25/2035	3,793	3,799
2.953% due 06/25/2035	341	350
2.963% due 03/25/2036	39	39
3.003% due 10/25/2036	81	77
3.024% due 04/25/2036	84	84
3.068% due 10/25/2035	600	576
3.070% due 10/25/2035	279	279
3.198% due 04/25/2036 ^	55	6
Wells Fargo-RBS Commercial Mortgage Trust
0.406% due 03/15/2048 (a)	40,000	857
1.528% due 03/15/2048 (a)	108,905	6,439
1.585% due 03/15/2045 (a)	63,860	3,456

		350,521

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
3.006% due 03/15/2017	20,000	498

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
0.645% due 03/25/2034	$63	63
0.725% due 10/27/2037	161	161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.825% due 03/25/2036	$30	$30
0.925% due 06/25/2036	917	916
0.955% due 11/25/2040	2,544	2,548
0.975% due 11/25/2040 - 01/25/2044	10,429	10,406
1.025% due 10/25/2040 - 12/25/2040	6,208	6,219
1.325% due 12/25/2039	1,044	1,057
1.689% due 06/01/2043	70	71
2.261% due 12/01/2034	273	285
2.423% due 01/25/2022 (a)	23,604	1,937
2.500% due 04/01/2045	945	954
2.540% due 11/01/2022	9	9
2.575% due 01/01/2023	29	29
2.631% due 08/01/2023	40	43
2.678% due 06/01/2035	232	243
2.742% due 04/01/2032	29	30
2.808% due 11/01/2034	1,428	1,509
2.835% due 12/01/2030	11	11
2.855% due 08/01/2036	171	179
3.500% due 11/01/2020 - 04/01/2027	6,211	6,612
4.295% due 06/01/2021	2,006	2,230
4.500% due 03/01/2044 - 06/01/2044	1,784	1,956
4.500% due 08/01/2045 (h)	6,269	6,871
6.000% due 04/25/2043 - 07/25/2044	1,249	1,438
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	588,500	610,431
3.500% due 10/01/2031 - 11/01/2046	519,300	547,839
4.000% due 11/01/2046	1,100	1,180
Freddie Mac
0.844% due 01/15/2038	15,800	15,730
1.001% due 09/25/2022 (a)	24,077	1,027
1.004% due 10/15/2040	3,538	3,544
1.124% due 12/15/2037	989	993
1.156% due 11/25/2022 (a)	33,564	1,736
1.452% due 08/25/2019 (a)	38,372	1,287
1.548% due 11/25/2019 (a)	33,881	1,286
1.689% due 10/25/2044 - 02/25/2045	2,577	2,633
1.700% due 10/25/2021 (a)	28,935	1,871
1.781% due 06/25/2020 (a)	35,786	1,603
1.955% due 01/15/2038 (a)	15,800	978
2.654% due 06/01/2022	60	61
2.960% due 09/01/2035	94	101
6.000% due 12/01/2033	742	833
6.500% due 11/15/2023	29	32
Freddie Mac, TBA
3.500% due 11/01/2046	9,000	9,485

34	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
1.875% due 09/20/2022 - 09/20/2026	$152	$157
2.000% due 11/20/2021 - 11/20/2030	113	117
2.125% due 05/20/2022 - 05/20/2030	334	346
6.000% due 08/20/2034	9,498	10,924
NCUA Guaranteed Notes
0.989% due 11/05/2020	34,503	34,505
1.079% due 12/08/2020	16,614	16,655
Small Business Administration
5.110% due 04/01/2025	42	45

		1,311,206

U.S. TREASURY OBLIGATIONS 7.6%
U.S. Treasury Bonds
3.750% due 11/15/2043 (h)(j)(l)	73,600	96,084
5.250% due 02/15/2029 (j)(l)	8,600	11,974
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (h)(j)(l)	24,349	24,880
0.125% due 07/15/2022 (h)(j)(l)	116,684	119,631
0.125% due 01/15/2023 (h)(j)(l)	114,581	116,570
0.250% due 01/15/2025 (h)(l)	169,272	172,724
2.375% due 01/15/2027 (l)	5,012	6,161
2.500% due 01/15/2029 (h)(j)(l)	5,941	7,564
U.S. Treasury STRIPS (c)
0.000% due 11/15/2023	11,000	9,885
0.000% due 05/15/2026 ((h)(j)	28,100	23,783

		589,256

Total United States (Cost $2,990,307)		3,025,712

SHORT-TERM INSTRUMENTS 34.7%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.641% due 09/08/2017	$19,600	19,665

REPURCHASE AGREEMENTS (g) 0.5%
		38,577

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 32.9%
(0.269)% due 10/11/2016 - 02/10/2017 (b)(c)	JPY	258,370,000	$2,548,708

U.S. TREASURY BILLS 1.0%
0.445% due 03/02/2017 - 03/16/2017 (b)(c)(j)(l)		$74,777	74,651

Total Short-Term Instruments (Cost $2,658,952)			2,681,601

Total Investments in Securities (Cost $10,091,612)			10,409,596

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		17,022	$168

Total Short-Term Instruments (Cost $168)			168

Total Investments in Affiliates (Cost $168)			168

Total Investments 134.3% (Cost $10,091,780)			$10,409,764

Financial Derivative Instruments (i)(k) (0.9)%
(Cost or Premiums, net $(12,838))			(68,031)

Other Assets and Liabilities, net (33.4)%			(2,590,360)

Net Assets 100.0%			$7,751,373

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$6,000	$5,984	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	(0.400)%	09/14/2016	09/13/2018	EUR 34,200	France Government International Bond 4.250% due 04/25/2019	$(38,478)	$38,419	$38,413
SSB	0.010	09/30/2016	10/03/2016	$ 158	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(164)	158	158

Total Repurchase Agreements						$(38,642)	$38,577	$38,571

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	1.800%	09/30/2016	10/04/2016		$	(592)	$ (592)
BPS	(0.480)	04/14/2016	TBD	(4)	EUR	(34,200)	(38,331)
	(0.320)	08/03/2016	11/03/2016			(16,494)	(18,518)
	(0.300)	07/13/2016	10/12/2016			(3,869)	(4,344)
	0.550	08/10/2016	11/10/2016		GBP	(6,345)	(8,231)
BSN	0.600	07/25/2016	10/25/2016		$	(79,223)	(79,315)
	0.600	08/01/2016	10/31/2016			(810)	(811)
DBL	(2.000)	06/24/2016	TBD	(4)	EUR	(1,147)	(1,281)
DEU	0.700	09/14/2016	10/13/2016		$	(6,659)	(6,661)
GRE	0.640	09/13/2016	10/24/2016			(1,801)	(1,801)
	0.650	08/17/2016	10/17/2016			(9,297)	(9,305)
	0.650	09/20/2016	10/24/2016			(19,820)	(19,825)
IND	0.510	08/10/2016	11/10/2016		GBP	(24,659)	(31,986)
	0.590	07/13/2016	10/13/2016		$	(6,475)	(6,484)

36	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
MBC	(0.530)%	07/13/2016	10/12/2016	EUR	(7,153)	$ (8,026)
	(0.460)	07/13/2016	10/12/2016		(90,981)	(102,097)
	(0.430)	07/13/2016	10/12/2016		(64,515)	(72,402)
MEI	0.900	09/12/2016	10/20/2016	CAD	(24,657)	(18,804)
	0.950	09/14/2016	10/24/2016		(60,925)	(46,461)
RBC	0.730	08/05/2016	10/07/2016		(256,836)	(195,999)
RDR	0.600	07/19/2016	10/19/2016	$	(73,312)	(73,405)
	0.600	07/28/2016	10/19/2016		(12,812)	(12,827)
	0.610	07/11/2016	10/11/2016		(133,120)	(133,309)
SCX	0.900	08/03/2016	11/02/2016		(38,661)	(38,720)
	0.900	08/09/2016	11/02/2016		(31,287)	(31,332)
	0.900	09/14/2016	11/02/2016		(18,580)	(18,589)
	1.100	09/26/2016	10/03/2016		(4,146)	(4,147)
UBS	(0.300)	08/03/2016	11/03/2016	EUR	(74,603)	(83,763)
	(0.300)	08/11/2016	11/03/2016		(30,011)	(33,698)
	(0.300)	08/12/2016	11/03/2016		(9,093)	(10,210)

Total Reverse Repurchase Agreements						$ (1,111,274)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (5)
BCY	0.570%	09/08/2016	10/07/2016	$	(49,578)	$ (49,598)
GSC	0.950	09/23/2016	10/24/2016		(4,611)	(4,612)
MSC	0.630	07/25/2016	10/25/2016		(2,163)	(2,166)
	0.700	08/29/2016	10/27/2016		(9,722)	(9,729)
MYI	(0.500)	08/29/2016	10/12/2016	EUR	(10,573)	(11,801)
	0.480	08/31/2016	11/10/2016	GBP	(10,759)	(14,098)
	0.480	09/30/2016	11/10/2016		(2,667)	(3,462)
	0.500	09/14/2016	11/10/2016		(41,194)	(54,314)
	0.500	09/15/2016	11/10/2016		(55,138)	(72,699)
	0.500	09/23/2016	11/10/2016		(20,827)	(26,995)
TDM	0.610	09/14/2016	10/24/2016	CAD	(13,476)	(10,236)
	0.790	08/22/2016	10/14/2016		(89,779)	(69,959)
	0.860	09/14/2016	10/24/2016		(49,252)	(37,341)
	1.050	09/22/2016	10/06/2016	$	(17,847)	(17,853)
UBS	0.520	09/08/2016	11/10/2016	GBP	(25,798)	(34,362)
	0.520	09/30/2016	11/10/2016		(298)	(386)

Total Sale-Buyback Transactions						$ (419,611)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(825,941) at a weighted average interest rate of 0.211%.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(156) of deferred price drop.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (6)
Fannie Mae, TBA	4.500%	10/01/2046	$11,000	$(11,999)	$(12,049)
U.S. Treasury Bonds	4.500	02/15/2036	73,700	(107,053)	(104,379)

Total Short Sales				$(119,052)	$(116,428)

(6)	Payable for short sales includes $(460) of accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(h)	Securities with an aggregate market value of $1,529,282 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure (7)
Global/Master Repurchase Agreement
BOS	$0	$(592)	$0	$0	$(592)	$585	$(7)
BPS	38,413	(69,424)	0	0	(31,011)	30,227	(784)
BSN	0	(80,126)	0	0	(80,126)	80,112	(14)
DBL	0	(1,281)	0	0	(1,281)	1,318	37
DEU	0	(6,661)	0	0	(6,661)	6,871	210
GRE	0	(30,931)	0	0	(30,931)	31,109	178
IND	0	(38,470)	0	0	(38,470)	37,839	(631)
MBC	0	(182,525)	0	0	(182,525)	181,010	(1,515)
MEI	0	(65,265)	0	0	(65,265)	64,223	(1,042)
RBC	0	(195,999)	0	0	(195,999)	193,395	(2,604)
RDR	0	(219,541)	0	0	(219,541)	219,402	(139)
SCX	0	(92,788)	0	0	(92,788)	95,176	2,388
SSB	158	0	0	0	158	(164)	(6)
UBS	0	(127,671)	0	0	(127,671)	127,729	58

Master Securities Forward Transaction Agreement
BCY	0	0	(49,598)	(104,379)	(153,977)	47,462	(106,515)
GSC	0	0	(4,612)	0	(4,612)	4,569	(43)
MSC	0	0	(11,895)	0	(11,895)	11,896	1
MYI	0	0	(183,369)	0	(183,369)	177,729	(5,640)
TDM	0	0	(135,389)	0	(135,389)	131,758	(3,631)
UBS	0	0	(34,748)	0	(34,748)	32,560	(2,188)

Total Borrowings and Other Financing Transactions	$38,571	$(1,111,274)	$(419,611)	$(104,379)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

38	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(88,640)	$0	$(88,640)
Sovereign Issues	0	(448,134)	(186,406)	(39,612)	(674,152)
U.S. Government Agencies	0	(6,661)	0	0	(6,661)
U.S. Treasury Obligations	0	(341,010)	(811)	0	(341,821)

Total	$0	$(795,805)	$(275,857)	$(39,612)	$(1,111,274)

Sale-Buyback Transactions
Sovereign Issues	0	(129,336)	(206,317)	0	(335,653)
U.S. Treasury Obligations	0	(83,958)	0	0	(83,958)

Total	$0	$(213,294)	$(206,317)	$0	$(419,611)

Total Borrowings	$0	$(1,009,099)	$(482,174)	$(39,612)	$(1,530,885)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(1,530,885)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	8,452	$(4,676)	$423	$0
90-Day Eurodollar March Futures	Short	03/2018	984	(621)	61	0
Australia Government 3-Year Bond December Futures	Long	12/2016	697	58	118	0
Australia Government 10-Year Bond December Futures	Long	12/2016	60	59	32	(12)
Canada Government 10-Year Bond December Futures	Short	12/2016	64	(15)	39	(17)
Euro-Bobl December Futures	Long	12/2016	1,737	755	0	(312)
Euro-BONO December Futures	Long	12/2016	318	364	161	(111)
Euro-BTP Italy Government Bond December Futures	Long	12/2016	1,234	(655)	443	(474)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	195	268	0	(99)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2016	2,088	1,279	47	(1,055)
Euro-Schatz December Futures	Long	12/2016	8,028	1,133	0	(271)
Japan Government 10-Year Bond December Futures	Long	12/2016	408	3,121	121	(201)
Put Options Strike @ EUR 111.400 on Euro-Schatz December Futures	Long	11/2016	8,028	(8)	0	0
Put Options Strike @ EUR 128.750 on Euro-Bobl November Futures	Long	10/2016	1,737	(2)	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	1,740	49	0	(367)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	10,274	755	0	(4,334)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	71	187	104	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	13	(49)	0	(28)
United Kingdom Long Gilt December Futures	Long	12/2016	1,357	(1,277)	0	(1,601)

Total Futures Contracts				$725	$1,549	$(8,882)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.IG-26 10-Year Index	(1.000)%	06/20/2026	$	231,900	$2,964	$(749)	$0	$(597)
iTraxx Europe Main 25 5-Year Index	(1.000)	06/20/2021	EUR	51,000	(928)	37	0	(34)
iTraxx Europe Main 26 5-Year Index	(1.000)	12/20/2021		650,600	(10,668)	464	0	(445)

					$(8,632)	$(248)	$0	$(1,076)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	120,300	$(8,545)	$(2,314)	$506	$0
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	39,600	1,455	1,464	0	(14)
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	14,100	94	146	0	(1)
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		11,500	78	119	0	(1)
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		11,900	82	123	0	(1)
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		13,600	94	141	0	(1)
Receive	3-Month USD-LIBOR	1.250	06/15/2018	$	499,000	(3,817)	(948)	88	0
Receive	3-Month USD-LIBOR	2.000	08/31/2022		79,500	(3,514)	(233)	181	0
Receive	3-Month USD-LIBOR	2.300	01/13/2023		121,900	(8,054)	(594)	306	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		289,900	(15,159)	(4,525)	776	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		637,200	(17,951)	(4,399)	1,968	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		21,800	(1,755)	(611)	112	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		1,004,670	(25,035)	(6,751)	5,443	0
Pay	3-Month USD-LIBOR *	1.750	12/21/2026		64,000	1,419	(373)	0	(342)
Receive	3-Month USD-LIBOR	2.500	12/16/2035		1,700	(230)	(95)	19	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		96,400	(201)	(213)	280	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		66,600	(6,684)	(729)	1,193	0
Pay	3-Month ZAR-JIBAR *	8.500	03/15/2027	ZAR	300,000	520	540	6	0
Pay	6-Month EUR-EURIBOR *	0.000	03/15/2022	EUR	582,100	3,857	2,090	0	(390)
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		117,900	11,190	9,257	0	(51)
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		252,350	5,210	3,212	0	(47)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		154,600	(23,663)	(6,144)	335	0
Pay	6-Month GBP-LIBOR *	0.500	03/15/2019	GBP	95,800	239	47	0	(45)
Pay	6-Month GBP-LIBOR *	0.500	03/15/2022		39,200	(32)	206	0	(73)
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		72,600	434	(820)	391	0
Receive	6-Month GBP-LIBOR	1.050	09/05/2046		27,800	(624)	(391)	730	0
Receive	6-Month GBP-LIBOR *	1.020	10/05/2046		2,900	(33)	(33)	76	0
Receive	6-Month GBP-LIBOR *	1.500	03/15/2047		50,600	(8,966)	727	1,422	0

40	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	6-Month JPY-LIBOR	0.150%	03/22/2018	JPY	98,320,000	$3,163	$2,383	$67	$0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		2,030,000	(606)	(36)	0	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		5,690,000	(1,971)	(1,304)	8	0
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		18,820,000	17,428	2,898	0	(205)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		38,830,000	9,875	683	0	(470)
Pay	6-Month JPY-LIBOR	0.000	09/20/2026		2,040,000	(103)	(12)	0	(12)
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		2,120,000	4,346	2,919	0	(66)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		4,520,000	7,771	6,798	0	(168)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		11,730,000	(35,057)	(950)	948	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017	MXN	497,400	(368)	(352)	0	(46)
Pay	28-Day MXN-TIIE	4.130	10/17/2017		1,042,200	(820)	(368)	0	(90)
Pay	28-Day MXN-TIIE	5.010	10/10/2019		657,800	(868)	(755)	0	(86)
Pay	28-Day MXN-TIIE	5.570	01/31/2023		161,400	(281)	(169)	0	(15)

						$(97,082)	$634	$14,855	$(2,124)

Total Swap Agreements						$(105,714)	$386	$14,855	$(3,200)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(j)	Securities with an aggregate market value of $153,654 and cash of $35,558 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$1,549	$14,855	$16,404	$0	$(8,882)	$(3,200)	$(12,082)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2016	NZD	38,514	$	27,827	$0	$(217)
	10/2016	$	1,389	CAD	1,830	6	0
	10/2016		2,243	EUR	2,000	3	0
	10/2016		257	SEK	2,200	0	(1)
	11/2016	AUD	52,444	$	40,186	73	0
BOA	10/2016		190,491		143,134	0	(2,658)
	10/2016	BRL	87,000		22,586	0	(4,166)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2016	CAD	74,816	$	57,957	$930	$0
	10/2016	CNH	705,474		105,235	0	(395)
	10/2016	DKK	110,000		16,534	0	(63)
	10/2016	EUR	702,280		786,293	0	(2,612)
	10/2016	RUB	250,134		3,856	0	(115)
	10/2016	$	26,778	BRL	87,000	15	(41)
	10/2016		97,230	DKK	645,901	222	0
	11/2016		371	ZAR	5,097	1	(3)
	01/2017	CNY	121,293	$	17,495	0	(567)
	01/2017	DKK	969,400		146,529	0	(385)
	01/2017	$	25,646	CNY	169,968	0	(335)
	04/2017	DKK	645,901	$	98,042	0	(277)
	07/2017	BRL	164,400		56,649	9,756	0
	07/2017	DKK	138,870		20,987	0	(248)
BPS	10/2016	$	1,493	EUR	1,338	10	0
	10/2016		21,084	MXN	382,117	0	(1,413)
	10/2016		7,552	NOK	61,335	120	0
	11/2016	NOK	61,335	$	7,552	0	(121)
	11/2016	$	18,936	INR	1,284,713	257	0
	11/2016		559	ZAR	7,950	17	0
	07/2017	BRL	90,500	$	31,078	5,264	0
	07/2017	DKK	119,055		18,312	107	0
BRC	11/2016	SGD	15,344		11,452	197	0
	11/2016	$	206	ZAR	2,931	6	0
CBK	10/2016	CAD	228,540	$	175,252	1,052	0
	10/2016	GBP	556,302		729,042	7,991	0
	10/2016	JPY	23,650,000		234,856	1,568	0
	10/2016	$	221,472	CAD	290,195	9	(286)
	10/2016		968,653	JPY	98,298,170	709	0
	11/2016	CAD	287,284	$	219,301	276	0
	11/2016	JPY	93,511,370		922,840	0	(420)
	11/2016	$	211,250	EUR	188,297	558	0
	11/2016		5,097	HKD	39,496	0	(3)
	11/2016		18,055	KRW	20,199,934	276	0
	01/2017	EUR	188,297	$	211,912	0	(553)
	01/2017	$	18,723	RUB	1,355,545	2,294	0
	10/2017	DKK	50,065	$	7,658	0	(34)
DUB	10/2016	BRL	483,937		149,245	440	0
	10/2016	$	149,034	BRL	483,937	38	(267)
	10/2016		131	TRY	393	0	(1)
	11/2016		15,360	TWD	487,563	261	0
	12/2016		78,884	BRL	260,718	0	(49)
	02/2017		66,633		223,219	0	(375)
	07/2017		2,640		9,530	80	0
FBF	10/2016	BRL	344,395	$	106,092	194	0
	10/2016	JPY	24,420,000		232,350	0	(8,593)
	10/2016	RUB	266,381		4,103	0	(126)
	10/2016	THB	3,842		111	0	0
	10/2016	$	105,529	BRL	344,395	368	0
	10/2016		16,088	RUB	1,030,576	274	0
	12/2016	RUB	1,030,576	$	15,867	0	(262)
GLM	10/2016	BRL	216,000		66,539	122	0
	10/2016	DKK	139,515		20,898	0	(152)
	10/2016	GBP	15,920		20,696	61	0
	10/2016	MXN	331,476		16,622	0	(442)
	10/2016	NOK	61,335		7,462	0	(210)
	10/2016	$	82,294	AUD	109,096	1,202	0
	10/2016		59,176	BRL	216,000	7,241	0
	10/2016		126,199	CAD	164,000	220	(1,398)

42	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2016	$	44,383	EUR	39,632	$139	$(1)
	10/2016		93,069	GBP	70,487	0	(1,708)
	10/2016		24,721	JPY	2,550,600	432	(1)
	10/2016		12,534	SEK	107,575	5	0
	11/2016	EUR	39,022	$	43,662	0	(233)
	11/2016	JPY	47,980,000		478,835	4,683	0
	11/2016	SEK	107,575		12,551	0	(7)
	11/2016	TWD	2,251,074		70,489	0	(1,632)
	11/2016	$	12,919	INR	876,942	182	0
	12/2016	JPY	42,530,000	$	420,083	0	(546)
	07/2017	$	4,195	BRL	15,140	123	0
HUS	10/2016	CNH	579,675	$	86,879	127	(42)
	10/2016	CNY	11,009		1,640	0	(10)
	10/2016	DKK	1,468,065		219,984	0	(1,514)
	10/2016	$	18,875	CAD	24,600	0	(121)
	10/2016		72,930	DKK	484,508	172	0
	10/2016		801,578	EUR	714,165	678	0
	10/2016		504,550	GBP	387,498	9	(2,303)
	11/2016	EUR	714,165	$	802,550	0	(789)
	11/2016	GBP	368,435		480,088	2,257	0
	11/2016	JPY	39,286,000		393,703	5,535	0
	11/2016	PLN	2,952		762	0	(9)
	11/2016	SGD	67,124		50,047	813	0
	01/2017	CNH	12,067		1,829	30	0
	01/2017	$	25,778	CNY	170,701	0	(358)
	02/2017	JPY	4,060,000	$	40,200	0	(79)
	02/2017	$	14,624	RUB	1,061,410	1,800	0
	10/2017	DKK	484,508	$	74,197	0	(236)
JPM	10/2016	AUD	7,529		5,663	0	(99)
	10/2016	BRL	229,200		59,525	0	(10,952)
	10/2016	CAD	170		130	1	0
	10/2016	CNH	146,731		22,439	464	0
	10/2016	CZK	113,572		4,797	71	0
	10/2016	DKK	523,801		79,061	330	(299)
	10/2016	EUR	56,846		64,012	154	0
	10/2016	GBP	16,088		21,325	473	0
	10/2016	JPY	48,760,000		462,556	0	(18,752)
	10/2016	MXN	14,427		733	0	(10)
	10/2016	$	7,327	AUD	9,646	56	0
	10/2016		70,606	BRL	229,200	0	(129)
	10/2016		37,275	CAD	49,200	233	0
	10/2016		22,383	CNY	146,664	0	(399)
	10/2016		1,300	EUR	1,160	3	0
	10/2016		117,204	GBP	88,801	0	(2,105)
	10/2016		111	THB	3,842	0	0
	11/2016	JPY	11,914,000	$	119,489	1,772	0
	11/2016	THB	3,842		111	0	0
	11/2016	$	37,378	CHF	36,326	78	0
	11/2016		19,892	KRW	22,241,802	292	0
	11/2016		17,260	TWD	549,731	353	0
	11/2016		348	ZAR	4,824	3	(2)
	12/2016	JPY	7,860,000	$	76,271	0	(1,432)
	01/2017	CNH	29,621		4,327	0	(88)
	07/2017	DKK	718,320		108,905	111	(1,045)
	10/2017		189,235		29,003	0	(68)
MSB	10/2016	BRL	76,200		23,474	43	0
	10/2016	$	23,468	BRL	76,200	0	(37)
	10/2016		14,290	CHF	13,890	7	0
	11/2016	CHF	13,890	$	14,312	0	(10)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2017	BRL	83,200	$	23,782	$50	$0
NAB	10/2016	$	21,730	AUD	28,327	0	(50)
	10/2016		28,025	NZD	38,514	19	0
	11/2016	AUD	28,327	$	21,714	47	0
	11/2016	NZD	38,514		27,992	0	(19)
NGF	11/2016	$	14,039	SGD	19,111	0	(21)
RBC	10/2016	DKK	8,945	$	1,340	0	(9)
	10/2016	$	255	MXN	4,678	0	(14)
SCX	10/2016	AUD	1,493	$	1,143	0	0
	10/2016	CHF	13,890		14,413	116	0
	10/2016	CNH	618,334		93,943	1,335	0
	10/2016	$	93,887	CNY	618,478	0	(1,182)
	10/2016		11,848	EUR	10,572	28	0
	10/2016		34,433	GBP	25,790	0	(1,006)
	11/2016	MYR	885	$	217	3	0
	11/2016	THB	13,243		381	0	(1)
	11/2016	$	1,817	IDR	24,035,705	21	0
	11/2016		3,286	SGD	4,482	1	0
	11/2016	ZAR	6,864	$	484	0	(12)
	01/2017	$	6,064	CNH	41,688	150	0
SOG	10/2016	CAD	2,178	$	1,650	0	(10)
	10/2016	RUB	1,037,727		16,007	0	(468)
	11/2016	SGD	66,508		49,577	796	0
	12/2016	JPY	7,910,000		77,521	0	(744)
	01/2017	CNY	219,376		31,656	0	(1,012)
TOR	10/2016	BRL	139,542		42,986	79	0
	10/2016	SEK	109,775		13,083	287	0
	10/2016	$	42,733	BRL	139,542	174	0
UAG	10/2016	CAD	350	$	269	2	0
	10/2016	EUR	13,558		15,258	28	0
	10/2016	JPY	101,054,070		988,916	0	(7,623)
	10/2016	$	10,844	CAD	14,029	0	(150)
	10/2016		4,269	EUR	3,817	21	(2)
	10/2016		20,987	GBP	15,734	0	(594)
	10/2016		2,023	JPY	205,300	2	0
	10/2016		8,065	RUB	523,666	249	0
	11/2016	GBP	3,680	$	4,779	6	0
	11/2016	KRW	16,198,253		14,774	75	0
	11/2016	SGD	1,634		1,220	21	0
	11/2016	$	1,013	INR	68,627	12	0
	12/2016	EUR	8,400	$	9,418	0	(52)
	12/2016	$	113,742	JPY	11,550,000	552	0

Total Forward Foreign Currency Contracts						$67,721	$(84,773)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC USD versus JPY	JPY 97.000	10/19/2016	$ 77,245	$ 178	$79
DUB	Call - OTC USD versus BRL	BRL 3.610	06/29/2017	13,200	859	647
	Put - OTC USD versus BRL	3.610	06/29/2017	13,200	859	1,051
GLM	Call - OTC USD versus BRL	3.609	06/30/2017	19,400	1,261	958
	Put - OTC USD versus BRL	3.609	06/30/2017	19,400	1,261	1,536
HUS	Put - OTC USD versus JPY	JPY 93.150	11/10/2016	78,200	156	75

44	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
SCX	Put - OTC GBP versus USD	$ 1.250	10/10/2016	GBP 38,200	$ 721	$7
	Call - OTC USD versus CNY	CNY 6.520	10/31/2016	$ 1,888	578	1,829
	Put - OTC USD versus JPY	JPY 96.650	10/20/2016	43,111	93	41

					$ 5,966	$6,223

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$	2,502,900	$825	$306
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/09/2017		1,004,900	477	446
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	1,990,000	130	23
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/09/2017	$	416,000	204	185

								$1,636	$960

Total Purchased Options								$7,602	$7,183

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600%	10/19/2016	EUR	97,600	$(78)	$(18)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016	$	47,200	$(544)	$(8)
CBK	Put - OTC EUR versus AUD	AUD	1.424	01/10/2017	EUR	15,431	(121)	(121)
	Call - OTC EUR versus AUD		1.530	01/10/2017		15,431	(122)	(122)
	Call - OTC USD versus JPY	JPY	106.550	10/19/2016	$	77,245	(178)	(14)
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		21,500	(2,061)	(1,837)
	Put - OTC USD versus BRL		3.890	06/28/2018		21,500	(2,050)	(2,439)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		15,400	(820)	(109)
GLM	Put - OTC EUR versus AUD	AUD	1.438	12/08/2016	EUR	14,300	(109)	(102)
	Call - OTC EUR versus AUD		1.529	12/08/2016		14,300	(96)	(96)
	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017		30,200	(1,180)	(67)
	Call - OTC EUR versus MXN		22.650	03/21/2017		30,200	(1,034)	(1,337)
	Call - OTC USD versus BRL	BRL	3.500	11/28/2016	$	30,600	(383)	(322)
	Call - OTC USD versus BRL		3.892	07/02/2018		29,100	(2,800)	(2,498)
	Put - OTC USD versus BRL		3.892	07/02/2018		29,100	(2,800)	(3,310)
HUS	Call - OTC USD versus JPY	JPY	106.500	11/10/2016		78,200	(156)	(117)
JPM	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		44,800	(410)	(506)
MSB	Put - OTC EUR versus AUD	AUD	1.442	12/08/2016	EUR	21,200	(159)	(171)
	Call - OTC EUR versus AUD		1.534	12/08/2016		21,200	(149)	(129)
	Call - OTC USD versus BRL	BRL	3.500	11/28/2016	$	64,600	(850)	(679)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		18,600	(473)	(972)
SCX	Call - OTC GBP versus USD	$	1.350	10/10/2016	GBP	38,200	(532)	(2)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC USD versus CNH	CNH	6.600	09/11/2017	$	100	$(1)	$(1)
	Call - OTC USD versus JPY	JPY	106.050	10/20/2016		43,111	(93)	(13)
SOG	Put - OTC USD versus KRW	KRW	1,145.000	01/17/2017		27,000	(615)	(1,391)

							$(17,736)	$(16,363)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(83)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000%	03/03/2017	JPY	13,070,000	$(138)	$(35)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level(1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$ 2,000	$0	$54

Total Written Options					$(18,035)	$(16,363)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		0		1,185		0		(1,185)		0		0
Notional Amount in $	$	619,733	$	1,388,558	$	(844,416)	$	(427,719)	$	(179,700)	$	556,456
Notional Amount in AUD	AUD	0	AUD	325,920	AUD	(119,260)	AUD	(206,660)	AUD	0	AUD	0
Notional Amount in CHF	CHF	0	CHF	158,756	CHF	(76,500)	CHF	0	CHF	(82,256)	CHF	0
Notional Amount in EUR	EUR	835,100	EUR	944,312	EUR	(573,900)	EUR	(945,650)	EUR	0	EUR	259,862
Notional Amount in GBP	GBP	0	GBP	211,697	GBP	(101,500)	GBP	(48,997)	GBP	(23,000)	GBP	38,200
Notional Amount in JPY	JPY	13,070,000	JPY	0	JPY	0	JPY	0	JPY	0	JPY	13,070,000
Premiums	$	(15,011)	$	(33,079)	$	12,908	$	13,573	$	3,574	$	(18,035)

46	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Agrium, Inc.	(1.250)%	03/20/2019	0.402%	$	4,000	$0	$(85)	$0	$(85)
	ING Bank NV	(1.000)	12/20/2021	1.743	EUR	5,500	163	68	231	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272		1,800	(40)	(24)	0	(64)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.411		2,600	(17)	(57)	0	(74)
BPS	BASF SE	(1.000)	12/20/2020	0.379		100	(2)	(1)	0	(3)
	Bayer AG	(1.000)	12/20/2020	0.563		1,600	(35)	1	0	(34)
	HSBC Bank PLC	(1.000)	06/20/2021	1.565		8,500	113	134	247	0
	ING Bank NV	(1.000)	12/20/2021	1.743		5,100	194	20	214	0
	Pfizer, Inc.	(1.000)	12/20/2020	0.247	$	2,000	(75)	12	0	(63)
	Teliasonera AB	(1.000)	12/20/2020	0.441	EUR	5,100	(44)	(95)	0	(139)
	UBS AG	(1.000)	12/20/2021	0.771		9,900	(167)	31	0	(136)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.411		400	(2)	(9)	0	(11)
BRC	BASF SE	(1.000)	12/20/2020	0.379		1,400	(28)	(14)	0	(42)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440		3,100	(70)	(14)	0	(84)
	Pfizer, Inc.	(1.000)	12/20/2020	0.247	$	4,200	(161)	28	0	(133)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		500	(14)	(1)	0	(15)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		2,000	(64)	5	0	(59)
CBK	Altria Group, Inc.	(1.000)	12/20/2020	0.242		3,200	(107)	5	0	(102)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440	EUR	8,700	(192)	(45)	0	(237)
	HSBC Bank PLC	(1.000)	12/20/2021	1.680		5,400	145	64	209	0
	Intesa Sanpaolo SpA	(1.000)	09/20/2024	3.599	$	7,300	1,263	(15)	1,248	0
	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.682		6,200	1,065	176	1,241	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272	EUR	1,700	(38)	(22)	0	(60)
	UBS AG	(1.000)	12/20/2021	1.854		5,000	193	48	241	0
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295	$	1,600	(50)	3	0	(47)
DUB	Cardinal Health, Inc.	(0.610)	06/20/2017	0.037		1,600	11	(18)	0	(7)
	Cardinal Health, Inc.	(0.590)	06/20/2017	0.037		1,600	0	(7)	0	(7)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.242		2,900	(94)	2	0	(92)
	Lloyds Bank PLC	(1.000)	06/20/2021	1.738	EUR	5,000	170	19	189	0
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311	$	5,700	(167)	2	0	(165)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.242		10,200	(341)	16	0	(325)
	BASF SE	(1.000)	12/20/2020	0.379	EUR	1,400	(37)	(5)	0	(42)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440		200	(5)	0	0	(5)
	Bayer AG	(1.000)	12/20/2020	0.563		3,200	(66)	(2)	0	(68)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272		3,200	(70)	(43)	0	(113)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311	$	3,900	(119)	6	0	(113)
	SABMiller PLC	(1.000)	01/20/2022	0.296		2,400	(66)	(26)	0	(92)
	UBS AG	(1.000)	06/20/2018	1.224		5,400	26	(7)	19	0
	United Utilities PLC	(1.000)	12/20/2020	0.583	EUR	100	0	(2)	0	(2)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.411		2,400	(11)	(58)	0	(69)
JPM	Ally Financial, Inc.	(5.000)	06/20/2018	1.032	$	1,600	(134)	23	0	(111)
	Altria Group, Inc.	(1.000)	12/20/2020	0.242		3,400	(110)	2	0	(108)
	BASF SE	(1.000)	12/20/2020	0.379	EUR	1,900	(36)	(21)	0	(57)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440		500	(11)	(3)	0	(14)
	Bayer AG	(1.000)	12/20/2020	0.563		2,600	(58)	3	0	(55)
	Fortum OYJ	(1.000)	12/20/2020	0.555		1,000	(2)	(20)	0	(22)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	47

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Intesa Sanpaolo SpA	(1.000)%	09/20/2024	3.599%	$	7,600	$1,260	$40	$1,300	$0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272	EUR	5,000	(115)	(62)	0	(177)
	Pfizer, Inc.	(1.000)	12/20/2020	0.247	$	4,000	(150)	23	0	(127)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		1,100	(33)	1	0	(32)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		1,900	(58)	2	0	(56)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.247		4,100	(154)	24	0	(130)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		5,300	(149)	(4)	0	(153)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		3,100	(94)	2	0	(92)
SOG	United Utilities PLC	(1.000)	12/20/2020	0.583	EUR	4,800	(5)	(93)	0	(98)

							$1,412	$7	$5,139	$(3,720)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.303%	$	300	$(11)	$9	$0	$(2)
	Brazil Government International Bond	1.000	09/20/2019	1.516		100	(3)	2	0	(1)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	500	(50)	33	0	(17)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		8,100	(61)	78	17	0
BPS	Tesco PLC	1.000	12/20/2020	1.747		1,300	(140)	96	0	(44)
	Tesco PLC	1.000	06/20/2021	1.975		8,000	(562)	165	0	(397)
BRC	Tesco PLC	1.000	12/20/2020	1.747		6,400	(533)	314	0	(219)
CBK	Barclays Bank PLC	1.000	06/20/2021	0.983		3,500	0	5	5	0
	Brazil Government International Bond	1.000	03/20/2019	1.303	$	5,100	(212)	176	0	(36)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	1,800	(153)	91	0	(62)
DUB	Brazil Government International Bond	1.000	03/20/2019	1.303	$	20,900	(832)	686	0	(146)
FBF	Tesco PLC	1.000	12/20/2020	1.747	EUR	4,200	(356)	212	0	(144)
	Tesco PLC	1.000	06/20/2021	1.975		3,400	(260)	91	0	(169)
GST	Brazil Government International Bond	1.000	03/20/2019	1.303	$	13,100	(589)	497	0	(92)
	Greece Government International Bond	1.000	12/20/2016	11.84		8,500	(1,871)	1,671	0	(200)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	700	(65)	41	0	(24)
HUS	Brazil Government International Bond	1.000	09/20/2019	1.516	$	4,600	(132)	65	0	(67)
JPM	Brazil Government International Bond	1.000	03/20/2019	1.303		5,100	(243)	207	0	(36)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	4,800	(424)	260	0	(164)
MYC	Barclays Bank PLC	1.000	06/20/2021	0.983		4,700	5	1	6	0
	Brazil Government International Bond	1.000	03/20/2019	1.303	$	8,200	(349)	292	0	(57)
	Brazil Government International Bond	1.000	09/20/2019	1.516		17,400	(505)	251	0	(254)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	7,175	(583)	338	0	(245)

							$(7,929)	$5,581	$28	$(2,376)

48	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (2)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value (6)
								Asset	Liability
BOA	iTraxx Europe Subordinated 26 5-Year Index	(1.000)%	12/20/2021	EUR	18,900	$1,359	$111	$1,470	$0
BPS	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021		23,800	1,545	307	1,852	0
MYC	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021		200	13	3	16	0

						$ 2,917	$421	$3,338	$0

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.505% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	21,200	$	23,668	$178	$(109)	$69	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	49

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Floating rate equal to 3-Month EUR-EURIBOR less 0.517% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022	EUR	137,100	$	154,361	$(1,008)	$137	$0	$(871)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	131,700		187,252	(132)	(16,486)	0	(16,618)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.507% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	65,900		73,571	517	(314)	203	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.517% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022		100,200		112,815	(170)	(467)	0	(637)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.506% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027		71,220		79,510	598	(371)	227	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	106,900		150,729	464	(12,658)	0	(12,194)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.478% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022	EUR	135,500		152,559	(120)	(429)	0	(549)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.504% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027		11,800		13,174	56	(15)	41	0
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency delivered	01/23/2019	$	49,054	JPY	4,990,000	416	(542)	0	(126)

50	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.775% based on the notional amount of currency delivered	01/23/2019	$	84,541	JPY	8,600,000	$553	$(763)	$0	$(210)
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.123% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018	CAD	104,300	$	79,734	306	(499)	0	(193)
	Floating rate equal to 3-Month CAD-LIBOR less 0.125% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018		104,400		79,810	(115)	(83)	0	(198)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.484% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	4,700		5,247	0	27	27	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	153,200		221,822	(1,644)	(21,561)	0	(23,205)
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency delivered	01/23/2019	$	110,860	JPY	11,280,000	(109)	(210)	0	(319)
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency delivered	03/15/2019		51,518		5,260,000	43	(370)	0	(327)
HUS	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency delivered	01/23/2019		5,310		540,000	25	(38)	0	(13)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.128% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018	CAD	27,300	$	20,870	(208)	155	0	(53)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	51

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
UAG	Floating rate equal to 3-Month EUR-EURIBOR less 0.436% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	8,400	$	9,383	$107	$(22)	$85	$0
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency delivered	09/21/2018	$	113,280	JPY	11,550,000	1,438	(1,950)	0	(512)

								$1,195	$(56,568)	$652	$(56,025)

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	46,109,600	$0	$1,115	$1,115	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		28,580,700	0	693	693	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		138,329,100	0	3,344	3,344	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		46,109,600	0	1,119	1,119	0

							$0	$6,271	$6,271	$0

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.400%	12/06/2016	$55	$0	$201	$201	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.250	01/03/2017	114	0	265	265	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	133	0	400	400	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.150	03/30/2017	88	0	222	222	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.800	12/06/2016	55	0	(118)	0	(118)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.250	01/03/2017	114	0	(119)	0	(119)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	133	0	(240)	0	(240)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.050	03/30/2017	88	0	(140)	0	(140)
UAG	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.850	01/05/2017	74	0	139	139	0

52	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Receive	USD versus CHF 1-Year ATM Realized Volatility	8.750%	01/05/2017	$74	$0	$(38)	$0	$(38)

						$0	$572	$1,227	$(655)

Total Swap Agreements						$(2,405)	$(43,716)	$16,655	$(62,776)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(l)	Securities with an aggregate market value of $58,593 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Deriva tives	Collateral Pledged/ (Received)	Net Exposure (8)
AZD	$82	$0	$0	$82	$(218)	$(8)	$0	$(226)	$(144)	$363	$219
BOA	10,924	0	2,902	13,826	(11,865)	0	(17,732)	(29,597)	(15,771)	(820)	(16,591)
BPS	5,775	0	2,516	8,291	(1,534)	0	(1,464)	(2,998)	5,293	(4,700)	593
BRC	203	0	0	203	0	(18)	(552)	(570)	(367)	434	67
CBK	14,733	831	3,864	19,428	(1,296)	(258)	(12,738)	(14,292)	5,136	(15,762)	(10,626)
DUB	819	1,698	4,473	6,990	(692)	(4,276)	(1,662)	(6,630)	360	(1,179)	(819)
FBF	836	0	189	1,025	(8,981)	(109)	(570)	(9,660)	(8,635)	7,632	(1,003)
GLM	14,410	2,494	27	16,931	(6,330)	(7,732)	(24,242)	(38,304)	(21,373)	(820)	(22,193)
GST	0	0	19	19	0	0	(1,145)	(1,145)	(1,126)	1,195	69
HUS	11,421	75	0	11,496	(5,461)	(117)	(80)	(5,658)	5,838	(5,060)	778
JPM	4,394	23	1,300	5,717	(35,380)	(487)	(959)	(36,826)	(31,109)	33,810	2,701
MSB	100	0	0	100	(47)	(979)	0	(1,026)	(926)	986	60
MYC	0	0	22	22	0	0	(931)	(931)	(909)	701	(208)
NAB	66	0	0	66	(69)	0	0	(69)	(3)	0	(3)
NGF	0	0	1,119	1,119	(21)	(972)	0	(993)	126	0	126
RBC	0	185	0	185	(23)	0	(53)	(76)	109	(320)	(211)
RYL	0	0	0	0	0	0	0	0	0	(10)	(10)
SCX	1,654	1,877	0	3,531	(2,201)	(16)	0	(2,217)	1,314	(1,320)	(6)
SOG	796	0	0	796	(2,234)	(1,391)	(98)	(3,723)	(2,927)	2,750	(177)
TOR	540	0	0	540	0	0	0	0	540	(710)	(170)
UAG	968	0	224	1,192	(8,421)	0	(550)	(8,971)	(7,779)	10,500	2,721

Total Over the Counter	$67,721	$7,183	$16,655	$91,559	$(84,773)	$(16,363)	$(62,776)	$(163,912)

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	53

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,549	$1,549
Swap Agreements	0	0	0	0	14,855	14,855

	$0	$0	$0	$0	$16,404	$16,404

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$67,721	$0	$67,721
Purchased Options	0	0	0	6,223	960	7,183
Swap Agreements	0	8,505	0	1,879	6,271	16,655

	$0	$8,505	$0	$75,823	$7,231	$91,559

	$0	$8,505	$0	$75,823	$23,635	$107,963

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8,882	$8,882
Swap Agreements	0	1,076	0	0	2,124	3,200

	$0	$1,076	$0	$0	$11,006	$12,082

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$84,773	$0	$84,773
Written Options	0	18	0	16,309	36	16,363
Swap Agreements	0	6,096	0	56,680	0	62,776

	$0	$6,114	$0	$157,762	$36	$163,912

	$0	$7,190	$0	$157,762	$11,042	$175,994

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(134)	$(134)
Written Options	0	0	0	0	454	454
Futures	0	0	0	0	49,716	49,716
Swap Agreements	0	14,600	0	0	(60,461)	(45,861)

	$0	$14,600	$0	$0	$(10,425)	$4,175

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(194,682)	$0	$(194,682)
Purchased Options	0	0	0	(17,104)	(2,179)	(19,283)
Written Options	0	1,443	0	16,063	4,101	21,607
Swap Agreements	0	2,070	0	16,806	1,626	20,502

	$0	$3,513	$0	$(178,917)	$3,548	$(171,856)

	$0	$18,113	$0	$(178,917)	$(6,877)	$(167,681)

54	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(56)	$(56)
Futures	0	0	0	0	(3,055)	(3,055)
Swap Agreements	0	(6,287)	0	0	25,245	18,958

	$0	$(6,287)	$0	$0	$22,134	$15,847

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35,963	$0	$35,963
Purchased Options	0	0	0	10,387	(654)	9,733
Written Options	0	(726)	0	1,057	(1,453)	(1,122)
Swap Agreements	0	2,854	0	(82,833)	1,341	(78,638)

	$0	$2,128	$0	$(35,426)	$(766)	$(34,064)

	$0	$(4,159)	$0	$(35,426)	$21,368	$(18,217)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$13,264	$0	$13,264
Non-Agency Mortgage-Backed Securities	0	4,390	0	4,390
Sovereign Issues	0	7,844	0	7,844
Belgium
Corporate Bonds & Notes	0	12,981	0	12,981
Brazil
Corporate Bonds & Notes	0	41,754	0	41,754
Sovereign Issues	0	23,392	0	23,392
Canada
Corporate Bonds & Notes	0	65,583	0	65,583
Non-Agency Mortgage-Backed Securities	0	33,707	0	33,707
Sovereign Issues	0	382,325	0	382,325
Cayman Islands
Asset-Backed Securities	0	39,284	0	39,284
China
Corporate Bonds & Notes	0	28,158	0	28,158
Sovereign Issues	0	1,466	705	2,171
Czech Republic
Sovereign Issues	0	4,717	0	4,717
Denmark
Corporate Bonds & Notes	0	531,994	0	531,994
France
Corporate Bonds & Notes	0	65,994	0	65,994
Non-Agency Mortgage-Backed Securities	0	1,152	0	1,152
Sovereign Issues	0	273,399	0	273,399
Germany
Corporate Bonds & Notes	0	28,676	0	28,676
Sovereign Issues	0	38,743	0	38,743
Greece
Corporate Bonds & Notes	0	8,992	0	8,992
Sovereign Issues	0	9,674	0	9,674

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	55

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Guernsey, Channel Islands
Corporate Bonds & Notes	$0	$17,054	$0	$17,054
Ireland
Asset-Backed Securities	0	161	0	161
Corporate Bonds & Notes	0	11,660	0	11,660
Non-Agency Mortgage-Backed Securities	0	1,765	0	1,765
Sovereign Issues	0	35,731	0	35,731
Italy
Corporate Bonds & Notes	0	68,057	0	68,057
Non-Agency Mortgage-Backed Securities	0	35,690	0	35,690
Sovereign Issues	0	274,741	0	274,741
Japan
Corporate Bonds & Notes	0	58,770	0	58,770
Sovereign Issues	0	970,026	0	970,026
Jersey, Channel Islands
Corporate Bonds & Notes	0	29,546	0	29,546
Luxembourg
Asset-Backed Securities	0	682	0	682
Corporate Bonds & Notes	0	3,122	0	3,122
Netherlands
Asset-Backed Securities	0	20,381	0	20,381
Corporate Bonds & Notes	0	42,521	0	42,521
Non-Agency Mortgage-Backed Securities	0	1,120	0	1,120
Norway
Corporate Bonds & Notes	0	9,583	0	9,583
Sovereign Issues	0	7,772	0	7,772
Poland
Sovereign Issues	0	412	0	412
Portugal
Corporate Bonds & Notes	0	4,352	6,362	10,714
Qatar
Sovereign Issues	0	7,889	0	7,889
Slovenia
Sovereign Issues	0	310,949	0	310,949
Spain
Corporate Bonds & Notes	0	15,035	0	15,035
Non-Agency Mortgage-Backed Securities	0	5,520	0	5,520
Sovereign Issues	0	210,608	0	210,608
Supranational
Corporate Bonds & Notes	0	36,478	0	36,478
Sweden
Corporate Bonds & Notes	0	41,394	0	41,394
Switzerland
Corporate Bonds & Notes	0	30,955	0	30,955
Sovereign Issues	0	12,808	0	12,808
United Kingdom
Corporate Bonds & Notes	0	225,910	0	225,910
Non-Agency Mortgage-Backed Securities	0	136,188	0	136,188
Sovereign Issues	0	450,847	0	450,847
United States
Asset-Backed Securities	0	513,219	0	513,219
Bank Loan Obligations	0	14,193	0	14,193
Corporate Bonds & Notes	0	231,285	5,984	237,269
Municipal Bonds & Notes	0	9,550	0	9,550
Non-Agency Mortgage-Backed Securities	0	350,460	61	350,521
Preferred Securities	498	0	0	498
U.S. Government Agencies	0	1,311,206	0	1,311,206
U.S. Treasury Obligations	0	589,256	0	589,256

56	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2016

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Short-Term Instruments
Certificates of Deposit	$0	$19,665	$0	$19,665
Repurchase Agreements	0	38,577	0	38,577
Japan Treasury Bills	0	2,548,708	0	2,548,708
U.S. Treasury Bills	0	74,651	0	74,651
	$498	$10,395,986	$13,112	$10,409,596

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$168	$0	$0	$168

Total Investments	$666	$10,395,986	$13,112	$10,409,764

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(12,049)	0	(12,049)
U.S. Treasury Obligations	0	(104,329)	0	(104,329)
	$0	$(116,428)	$0	$(116,428)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,549	14,855	0	16,404
Over the counter	0	91,559	0	91,559
	$1,549	$106,414	$0	$107,963

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,882)	(3,200)	0	(12,082)
Over the counter	0	(163,912)	0	(163,912)
	$(8,882)	$(167,112)	$0	$(175,994)

Totals	$(6,667)	$10,218,860	$13,112	$10,225,305

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	57

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

58	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2016

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have

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Notes to Financial Statements (Cont.)

been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes

60	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

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September 30, 2016

obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

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Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

62	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2016

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield

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curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$334	$1,490,684	$(1,490,901)	$51	$0	$168	$283	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(b) Investments in Securities

Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a

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Notes to Financial Statements (Cont.)

predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement

66	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

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and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Notes to Financial Statements (Cont.)

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Fund at September 30, 2016 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the

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full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest

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Notes to Financial Statements (Cont.)

payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

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(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements (Cont.)

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  The Fund may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Straddle Options  The Fund may enter into differing forms of straddle options (“Straddle”). A Straddle is an investment strategy that uses combinations of options that allow the Fund to profit based on the future price movements of the underlying security, regardless of the direction of those

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movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be

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Notes to Financial Statements (Cont.)

positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum

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number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Cross-Currency Swap Agreements  The Fund may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Volatility Swap Agreements  The Fund also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the

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notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at

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Notes to Financial Statements (Cont.)

disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

To the extent that the Fund may invest in securities and instruments that are economically tied to Russia, the Fund is subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit

78	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2016

risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	79

Notes to Financial Statements (Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations,

80	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2016

representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Supervisory and Administrative Fee
Institutional Class	0.25%
Class P	0.35%
Administrative Class	0.25%
Class D	0.40%
Class A	0.40%
Class C	0.40%
Class R	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	81

Notes to Financial Statements (Cont.)

of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any

82	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2016

expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$91,224	$110,155

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	83

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands):

U S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,526,369	$5,605,841	$1,458,815	$1,654,054

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	88,032	$916,391	243,204	$2,569,897
Class P	23,858	247,564	58,884	617,041
Administrative Class	1,844	19,144	4,839	50,499
Class D	27,715	287,328	58,820	617,737
Class A	10,682	110,752	24,895	260,483
Class C	2,439	25,304	3,580	37,709
Class R	828	8,588	1,671	17,436

84	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2016

	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount

Issued as reinvestment of distributions
Institutional Class	3,400	$35,352	34,209	$346,969
Class P	584	6,069	6,814	68,994
Administrative Class	56	579	493	4,970
Class D	749	7,788	8,510	86,097
Class A	280	2,905	3,361	33,993
Class C	20	208	546	5,505
Class R	20	209	271	2,738

Cost of shares redeemed
Institutional Class	(106,288)	(1,102,269)	(358,853)	(3,755,305)
Class P	(33,093)	(339,875)	(66,287)	(694,883)
Administrative Class	(990)	(10,309)	(2,098)	(21,869)
Class D	(21,211)	(220,661)	(55,295)	(577,466)
Class A	(23,729)	(247,917)	(19,795)	(208,324)
Class C	(1,261)	(13,074)	(2,375)	(24,864)
Class R	(687)	(7,133)	(1,339)	(14,049)
Net increase (decrease) resulting from Fund share transactions	(26,752)	$(273,057)	(55,945)	$(576,692)

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	85

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2016

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Fund had the following post-effective capital losses with no expiration (amounts in thousands):

Short-Term	Long-Term
$77,644	$11,800

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$10,094,157	$453,952	$(138,345)	$315,607
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

86	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	MBC	HSBC Bank PLC	SOG	Societe Generale
CBK	Citibank N.A.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank N.A.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	STIBOR	Stockholm Interbank Offered Rate
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	87

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the

88	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and

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promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

90	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and

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Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability

92	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be

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managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of

94	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception,

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had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received

96	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4019SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

PIMCO High Yield Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed’) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

2	PIMCO HIGH YIELD FUND

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■

Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive returns were supported by persistent demand for tax-exempt income, as flows

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	3

Chairman’s Letter (Cont.)

into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO HIGH YIELD FUND

Important Information About the PIMCO High Yield Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the PIMCO High Yield Fund (Cont.)

asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart

6	PIMCO HIGH YIELD FUND

and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	01/16/95	04/08/98	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

Important Information About the PIMCO High Yield Fund (Cont.)

by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO HIGH YIELD FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO High Yield Fund

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	8.46%	10.86%	7.79%	6.76%	7.87%
PIMCO High Yield Fund Class P	8.40%	10.75%	7.68%	6.65%	7.76%
PIMCO High Yield Fund Administrative Class	8.32%	10.58%	7.52%	6.49%	7.61%
PIMCO High Yield Fund Class D	8.27%	10.47%	7.41%	6.38%	7.46%
PIMCO High Yield Fund Class A	8.27%	10.47%	7.41%	6.38%	7.47%
PIMCO High Yield Fund Class A (adjusted)	4.21%	6.33%	6.60%	5.97%	7.26%
PIMCO High Yield Fund Class C	7.86%	9.65%	6.62%	5.59%	6.68%
PIMCO High Yield Fund Class C (adjusted)	6.86%	8.65%	6.62%	5.59%	6.68%
PIMCO High Yield Fund Class R	8.13%	10.20%	7.15%	6.11%	7.20%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	9.84%	12.01%	8.01%	7.20%	7.49%	♦
Lipper High Yield Funds Average	9.00%	9.32%	7.05%	6.19%	6.71%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 12/31/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.56% for Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, 0.91% for Class D shares, 0.91% for Class A shares, 1.66% for Class C shares and 1.16% for Class R shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

10	PIMCO HIGH YIELD FUND

Institutional Class - PHIYX	Class P - PHLPX	Administrative Class - PHYAX	Class D - PHYDX
Class A - PHDAX	Class C - PHDCX	Class R - PHYRX

Allocation Breakdown as of 09/30/2016†§

Corporate Bonds & Notes	93.1%
Short-Term Instruments‡	6.3%
Bank Loan Obligations	0.5%
Common Stocks	0.1%

†	% of Investments, at value.
‡	Includes Central Funds used for Cash Management Purposes.
§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Investment Objective and Strategy Overview

PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. PIMCO High Yield Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	Underweight exposure to energy was negative for relative performance, as the sector outperformed the broader market.

»	Underweight exposure to metals and mining detracted from relative performance, as the sector outperformed the broader market.

»	Security selection in energy detracted from relative performance, as the Fund’s energy holdings underperformed the broader energy sector.
»	Security selection in telecommunications benefited relative performance, as the Fund’s telecommunications holdings underperformed the broader sector.

»	Security selection in banking was positive for relative performance, as the Fund’s banking holdings outperformed the broader sector.

»	Security selection in gaming and lodging benefited relative performance, as the Fund’s gaming and lodging holdings outperformed the broader sector.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

Expense Example PIMCO High Yield Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,084.60	$3.01	$1,000.00	$1,022.45	$2.92	0.57%
Class P	1,000.00	1,084.00	3.54	1,000.00	1,021.95	3.43	0.67
Administrative Class	1,000.00	1,083.20	4.33	1,000.00	1,021.19	4.20	0.82
Class D	1,000.00	1,082.70	4.86	1,000.00	1,020.68	4.71	0.92
Class A	1,000.00	1,082.70	4.86	1,000.00	1,020.68	4.71	0.92
Class C	1,000.00	1,078.60	8.80	1,000.00	1,016.88	8.54	1.67
Class R	1,000.00	1,081.30	6.17	1,000.00	1,019.41	5.99	1.17

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO HIGH YIELD FUND

Benchmark Descriptions

Index*	Description

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index launched on 12/31/1996. The index performance shown prior to that date is calculated using the BofA Merrill Lynch U.S. High Yield, Cash Pay BB-B Rated Index, which was the Fund’s primary benchmark index from the Fund’s inception until 12/31/1996.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Financial Highlights PIMCO High Yield Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2016 - 09/30/2016+	$8.37	$0.23	$0.47	$0.70	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2016	9.24	0.48	(0.63)	(0.15)	(0.49)	(0.22)	(0.01)	(0.72)
03/31/2015	9.73	0.52	(0.24)	0.28	(0.58)	(0.19)	0.00	(0.77)
03/31/2014	9.71	0.55	0.04	0.59	(0.57)	(0.00)^	0.00	(0.57)
03/31/2013	9.29	0.55	0.48	1.03	(0.61)	0.00	0.00	(0.61)
03/31/2012	9.45	0.62	(0.11)	0.51	(0.66)	(0.01)	0.00	(0.67)
Class P
04/01/2016 - 09/30/2016+	$8.37	$0.23	$0.47	$0.70	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2016	9.24	0.46	(0.62)	(0.16)	(0.48)	(0.22)	(0.01)	(0.71)
03/31/2015	9.73	0.51	(0.24)	0.27	(0.57)	(0.19)	0.00	(0.76)
03/31/2014	9.71	0.54	0.04	0.58	(0.56)	(0.00)^	0.00	(0.56)
03/31/2013	9.29	0.54	0.48	1.02	(0.60)	0.00	0.00	(0.60)
03/31/2012	9.45	0.62	(0.12)	0.50	(0.65)	(0.01)	0.00	(0.66)
Administrative Class
04/01/2016 - 09/30/2016+	$8.37	$0.22	$0.47	$0.69	$(0.23)	$0.00	$0.00	$(0.23)
03/31/2016	9.24	0.46	(0.64)	(0.18)	(0.46)	(0.22)	(0.01)	(0.69)
03/31/2015	9.73	0.50	(0.24)	0.26	(0.56)	(0.19)	0.00	(0.75)
03/31/2014	9.71	0.52	0.04	0.56	(0.54)	(0.00)^	0.00	(0.54)
03/31/2013	9.29	0.53	0.48	1.01	(0.59)	0.00	0.00	(0.59)
03/31/2012	9.45	0.60	(0.11)	0.49	(0.64)	(0.01)	0.00	(0.65)
Class D
04/01/2016 - 09/30/2016+	$8.37	$0.22	$0.47	$0.69	$(0.23)	$0.00	$0.00	$(0.23)
03/31/2016	9.24	0.45	(0.64)	(0.19)	(0.45)	(0.22)	(0.01)	(0.68)
03/31/2015	9.73	0.49	(0.24)	0.25	(0.55)	(0.19)	0.00	(0.74)
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00)^	0.00	(0.53)
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00	0.00	(0.58)
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)	0.00	(0.64)

14	PIMCO HIGH YIELD FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

$8.83	8.46%	$8,300,157	0.57	%*	0.55	%*	5.35	%*	10%
8.37	(1.61)	6,806,263	0.56		0.55		5.48		32
9.24	3.06	7,991,337	0.56		0.55		5.49		39
9.73	6.26	11,028,861	0.55		0.55		5.70		25
9.71	11.42	15,411,414	0.55		0.55		5.81		39
9.29	5.74	12,498,053	0.55		0.55		6.79		50

$8.83	8.40%	$579,621	0.67	%*	0.65	%*	5.20	%*	10%
8.37	(1.71)	1,335,978	0.66		0.65		5.33		32
9.24	2.96	460,918	0.66		0.65		5.39		39
9.73	6.16	522,159	0.65		0.65		5.60		25
9.71	11.31	556,013	0.65		0.65		5.72		39
9.29	5.63	507,252	0.65		0.65		6.72		50

$8.83	8.32%	$379,999	0.82	%*	0.80	%*	5.09	%*	10%
8.37	(1.86)	356,143	0.81		0.80		5.25		32
9.24	2.81	416,586	0.81		0.80		5.24		39
9.73	6.00	673,654	0.80		0.80		5.45		25
9.71	11.14	842,722	0.80		0.80		5.57		39
9.29	5.47	1,003,832	0.80		0.80		6.58		50

$8.83	8.27%	$417,240	0.92	%*	0.90	%*	4.99	%*	10%
8.37	(1.96)	414,440	0.91		0.90		5.13		32
9.24	2.70	492,431	0.91		0.90		5.13		39
9.73	5.89	640,189	0.90		0.90		5.35		25
9.71	11.03	793,609	0.90		0.90		5.47		39
9.29	5.37	842,522	0.90		0.90		6.46		50

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Financial Highlights PIMCO High Yield Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class A
04/01/2016 - 09/30/2016+	$8.37	$0.22	$0.47	$0.69	$(0.23)	$0.00	$0.00	$(0.23)
03/31/2016	9.24	0.45	(0.64)	(0.19)	(0.45)	(0.22)	(0.01)	(0.68)
03/31/2015	9.73	0.49	(0.24)	0.25	(0.55)	(0.19)	0.00	(0.74)
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00)^	0.00	(0.53)
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00	0.00	(0.58)
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)	0.00	(0.64)
Class C
04/01/2016 - 09/30/2016+	$8.37	$0.19	$0.46	$0.65	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2016	9.24	0.39	(0.64)	(0.25)	(0.39)	(0.22)	(0.01)	(0.62)
03/31/2015	9.73	0.42	(0.24)	0.18	(0.48)	(0.19)	0.00	(0.67)
03/31/2014	9.71	0.44	0.04	0.48	(0.46)	(0.00)^	0.00	(0.46)
03/31/2013	9.29	0.45	0.47	0.92	(0.50)	0.00	0.00	(0.50)
03/31/2012	9.45	0.53	(0.12)	0.41	(0.56)	(0.01)	0.00	(0.57)
Class R
04/01/2016 - 09/30/2016+	$8.37	$0.21	$0.46	$0.67	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2016	9.24	0.43	(0.64)	(0.21)	(0.43)	(0.22)	(0.01)	(0.66)
03/31/2015	9.73	0.47	(0.24)	0.23	(0.53)	(0.19)	0.00	(0.72)
03/31/2014	9.71	0.49	0.04	0.53	(0.51)	(0.00)^	0.00	(0.51)
03/31/2013	9.29	0.50	0.47	0.97	(0.55)	0.00	0.00	(0.55)
03/31/2012	9.45	0.57	(0.12)	0.45	(0.60)	(0.01)	0.00	(0.61)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. Theactual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

16	PIMCO HIGH YIELD FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

$8.83	8.27%	$648,693	0.92	%*	0.90	%*	4.99	%*	10%
8.37	(1.96)	625,380	0.91		0.90		5.14		32
9.24	2.70	767,460	0.91		0.90		5.14		39
9.73	5.89	1,081,320	0.90		0.90		5.35		25
9.71	11.03	1,234,917	0.90		0.90		5.47		39
9.29	5.37	1,299,092	0.90		0.90		6.48		50

$8.83	7.86%	$347,862	1.67	%*	1.65	%*	4.24	%*	10%
8.37	(2.69)	348,796	1.66		1.65		4.40		32
9.24	1.94	455,179	1.66		1.65		4.39		39
9.73	5.11	558,664	1.65		1.65		4.61		25
9.71	10.21	611,694	1.65		1.65		4.72		39
9.29	4.58	601,903	1.65		1.65		5.73		50

$8.83	8.13%	$34,201	1.17	%*	1.15	%*	4.74	%*	10%
8.37	(2.20)	32,611	1.16		1.15		4.89		32
9.24	2.45	41,953	1.16		1.15		4.88		39
9.73	5.63	56,386	1.15		1.15		5.10		25
9.71	10.76	62,550	1.15		1.15		5.22		39
9.29	5.11	51,203	1.15		1.15		6.23		50

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Statement of Assets and Liabilities PIMCO High Yield Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$10,127,081
Investments in Affiliates	668,150
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,782
Over the counter	1,673
Deposits with counterparty	18,055
Foreign currency, at value	337
Receivable for investments sold	29,686
Receivable for Fund shares sold	13,212
Interest and/or dividends receivable	166,760
Dividends receivable from Affiliates	634
Prepaid expenses	263
Total Assets	11,027,633

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$185,370
Financial Derivative Instruments
Over the counter	618
Payable for investments purchased	71,579
Payable for investments in Affiliates purchased	634
Deposits from counterparty	1,660
Payable for Fund shares redeemed	41,331
Distributions payable	12,688
Accrued investment advisory fees	2,332
Accrued supervisory and administrative fees	2,975
Accrued distribution fees	412
Accrued servicing fees	225
Other liabilities	36
Total Liabilities	319,860

Net Assets	$10,707,773

Net Assets Consist of:
Paid in capital	$10,691,143
(Overdistributed) net investment income	(25,579)
Accumulated undistributed net realized (loss)	(136,109)
Net unrealized appreciation	178,318

Net Assets	$10,707,773

Cost of investments in securities	$9,962,364
Cost of investments in Affiliates	$668,090
Cost of foreign currency held	$337

* Includes repurchase agreements of:	$5,303

18	PIMCO HIGH YIELD FUND	See Accompanying Notes

September 30, 2016 (Unaudited)

Net Assets:
Institutional Class	$8,300,157
Class P	579,621
Administrative Class	379,999
Class D	417,240
Class A	648,693
Class C	347,862
Class R	34,201
Shares Issued and Outstanding:
Institutional Class	940,421
Class P	65,672
Administrative Class	43,054
Class D	47,274
Class A	73,498
Class C	39,414
Class R	3,875
Net Asset Value Per Share Outstanding:
Institutional Class	$8.83
Class P	8.83
Administrative Class	8.83
Class D	8.83
Class A	8.83
Class C	8.83
Class R	8.83

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Statement of Operations PIMCO High Yield Fund

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$305,929
Dividends from Investments in Affiliates	3,696
Total Income	309,625

Expenses:
Investment advisory fees	13,094
Supervisory and administrative fees	17,117
Distribution and/or servicing fees - Administrative Class	466
Distribution and/or servicing fees - Class D	533
Distribution fees - Class C	1,337
Distribution fees - Class R	42
Servicing fees - Class A	805
Servicing fees - Class C	446
Servicing fees - Class R	42
Trustee fees	36
Interest expense	780
Total Expenses	34,698

Net Investment Income	274,927

Net Realized Gain (Loss):
Investments in securities	17,216
Investments in Affiliates	773
Exchange-traded or centrally cleared financial derivative instruments	10,629
Over the counter financial derivative instruments	(1,016)
Foreign currency	224

Net Realized Gain	27,826

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	512,222
Investments in Affiliates	(363)
Exchange-traded or centrally cleared financial derivative instruments	864
Over the counter financial derivative instruments	5,720
Foreign currency assets and liabilities	(59)

Net Change in Unrealized Appreciation	518,384

Net Increase in Net Assets Resulting from Operations	$821,137

20	PIMCO HIGH YIELD FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO High Yield Fund

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$274,927	$498,660
Net realized gain (loss)	27,826	(159,750)
Net change in unrealized appreciation (depreciation)	518,384	(470,401)

Net Increase (Decrease) in Net Assets Resulting from Operations	821,137	(131,491)

Distributions to Shareholders:
From net investment income
Institutional Class	(200,911)	(381,250)
Class P	(36,238)	(26,751)
Administrative Class	(9,787)	(20,197)
Class D	(10,998)	(19,938)
Class A	(16,591)	(34,276)
Class C	(7,852)	(17,682)
Class R	(822)	(1,767)
From net realized capital gains
Institutional Class	0	(146,091)
Class P	0	(9,518)
Administrative Class	0	(9,010)
Class D	0	(8,439)
Class A	0	(15,209)
Class C	0	(9,330)
Class R	0	(827)
Tax basis return of capital
Institutional Class	0	(8,143)
Class P	0	(586)
Administrative Class	0	(451)
Class D	0	(455)
Class A	0	(780)
Class C	0	(470)
Class R	0	(42)

Total Distributions(a)	(283,199)	(711,212)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	250,223	136,451

Total Increase (Decrease) in Net Assets	788,161	(706,252)

Net Assets:
Beginning of period	9,919,612	10,625,864
End of period*	$10,707,773	$9,919,612

*Including (overdistributed) net investment income of:	$(25,579)	$(17,307)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Schedule of Investments PIMCO High Yield Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.6%

BANK LOAN OBLIGATIONS 0.6%
Air Medical Group Holdings, Inc.
4.250% due 04/28/2022		$2,977	$2,960
Camelot Finance S.A.
TBD% due 08/17/2019		18,750	18,607
CDRH Parent, Inc.
9.000% due 07/01/2022		2,000	1,585
CPG International, Inc.
4.750% due 09/30/2020		2,481	2,489
Gardner Denver, Inc.
4.250% due 07/30/2020		9,923	9,636
Getty Images, Inc.
4.750% due 10/18/2019		12,011	10,134
Immucor, Inc.
5.000% due 08/17/2018		4,961	4,841
Informatica Corp.
4.500% due 08/05/2022		4,962	4,833
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,790	3,360

Total Bank Loan Obligations (Cost $60,157)			58,445

CORPORATE BONDS & NOTES 93.8%

BANKING & FINANCE 9.4%
Abe Investment Holdings, Inc./Getty Images, Inc.
7.000% due 10/15/2020		10,000	6,275
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021		22,000	23,072
4.625% due 10/30/2020		10,000	10,525
Aircastle Ltd.
5.000% due 04/01/2023		7,000	7,332
Ally Financial, Inc.
4.125% due 03/30/2020		17,000	17,340
4.250% due 04/15/2021		6,750	6,893
4.625% due 05/19/2022		3,000	3,098
4.625% due 03/30/2025		12,500	12,859
5.125% due 09/30/2024		20,000	21,250
6.250% due 12/01/2017		4,000	4,165
7.500% due 09/15/2020		23,000	26,220
8.000% due 03/15/2020		15,078	17,264
8.000% due 11/01/2031		5,738	7,115
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (f)	EUR	7,200	7,553
9.000% due 05/09/2018 (f)		$5,000	5,138
Bank of America Corp.
6.250% due 09/05/2024 (f)		10,000	10,426
Barclays Bank PLC
7.625% due 11/21/2022		3,000	3,339

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays PLC
6.625% due 09/15/2019 (f)		$5,000	$4,581
8.000% due 12/15/2020 (f)	EUR	10,000	11,276
8.250% due 12/15/2018 (f)		$10,000	10,025
BCD Acquisition, Inc.
9.625% due 09/15/2023		10,300	10,815
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		32,000	31,960
7.625% due 03/30/2021 (f)		5,300	5,486
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		11,468	4,358
CIT Group, Inc.
5.000% due 08/15/2022		25,000	26,625
5.000% due 08/01/2023		19,000	20,164
5.250% due 03/15/2018		5,000	5,213
5.375% due 05/15/2020		13,000	13,926
5.500% due 02/15/2019		20,000	21,200
Corrections Corp. of America
4.125% due 04/01/2020		4,000	3,790
4.625% due 05/01/2023		6,000	5,310
Credit Agricole S.A.
6.625% due 09/23/2019 (f)		7,000	6,726
7.875% due 01/23/2024 (f)		46,300	46,503
8.125% due 12/23/2025 (f)		14,000	14,889
Credit Suisse Group AG
6.250% due 12/18/2024 (f)		20,000	18,987
7.500% due 12/11/2023 (f)		5,472	5,581
Crescent Communities LLC
8.875% due 10/15/2021		4,750	4,833
Equinix, Inc.
5.875% due 01/15/2026		7,000	7,542
ESH Hospitality, Inc.
5.250% due 05/01/2025		25,075	25,169
FBM Finance, Inc.
8.250% due 08/15/2021		15,000	15,750
Geo Group, Inc.
5.125% due 04/01/2023		4,000	3,420
GEO Group, Inc.
5.875% due 01/15/2022		1,500	1,358
Geo Group, Inc.
6.000% due 04/15/2026 (i)		7,500	6,412
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		11,000	11,715
ILFC E-Capital Trust
4.250% due 12/21/2065		13,500	10,834
International Lease Finance Corp.
6.250% due 05/15/2019		4,000	4,345
8.250% due 12/15/2020		7,100	8,449
Intesa Sanpaolo SpA
5.017% due 06/26/2024		15,000	13,716

22	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.710% due 01/15/2026		$8,000	$7,578
7.700% due 09/17/2025 (f)		5,000	4,381
iStar, Inc.
4.000% due 11/01/2017		1,000	1,006
5.000% due 07/01/2019		15,000	15,017
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	9,350
7.375% due 04/01/2020		18,205	17,841
Lincoln Finance Ltd.
7.375% due 04/15/2021		5,400	5,846
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		3,000	4,129
Lloyds Banking Group PLC
6.375% due 06/27/2020 (f)	EUR	3,000	3,397
7.500% due 06/27/2024 (f)		$60,150	62,267
7.625% due 06/27/2023 (f)	GBP	7,500	9,964
7.875% due 06/27/2029 (f)		3,800	5,132
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		$6,000	6,030
5.625% due 05/01/2024		6,000	6,523
MPT Operating Partnership LP
5.250% due 08/01/2026		4,500	4,680
Navient Corp.
4.875% due 06/17/2019		16,250	16,230
5.000% due 10/26/2020		5,750	5,685
5.500% due 01/25/2023		5,000	4,606
5.625% due 08/01/2033		4,750	3,800
5.875% due 10/25/2024		13,500	12,352
6.125% due 03/25/2024		24,000	22,470
8.000% due 03/25/2020		9,750	10,481
8.450% due 06/15/2018		13,000	14,007
Nordea Bank AB
6.125% due 09/23/2024 (f)		8,000	7,810
OneMain Financial Holdings LLC
6.750% due 12/15/2019		6,000	6,343
7.250% due 12/15/2021		20,000	21,150
PHH Corp.
6.375% due 08/15/2021		11,250	10,772
Provident Funding Associates LP
6.750% due 06/15/2021		7,000	7,096
Quicken Loans, Inc.
5.750% due 05/01/2025		16,075	16,035
RHP Hotel Properties LP
5.000% due 04/15/2023		12,750	13,005
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		15,000	15,095
7.500% due 08/10/2020 (f)		4,000	3,710
7.648% due 09/30/2031 (f)		14,970	18,001
8.625% due 08/15/2021 (f)		5,000	4,938
Societe Generale S.A.
6.000% due 01/27/2020 (f)		10,000	9,015
7.875% due 12/18/2023 (f)		17,500	17,010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Solera LLC
10.500% due 03/01/2024	$5,000	$5,600
Stearns Holdings LLC
9.375% due 08/15/2020	5,000	4,875
UniCredit SpA
8.000% due 06/03/2024 (f)	20,000	16,904
VEREIT Operating Partnership LP
3.000% due 02/06/2019	5,500	5,589
4.875% due 06/01/2026	5,250	5,572

		1,012,114

INDUSTRIALS 76.3%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022	5,000	4,975
5.625% due 02/15/2023	2,000	2,040
6.500% due 03/01/2024	4,250	4,463
Accudyne Industries Borrower
7.750% due 12/15/2020	30,000	23,925
Activision Blizzard, Inc.
5.625% due 09/15/2021	10,000	10,434
Actuant Corp.
5.625% due 06/15/2022	12,750	13,348
Adient Global Holdings Ltd.
4.875% due 08/15/2026	14,525	14,561
ADT Corp.
3.500% due 07/15/2022	30,000	29,025
4.125% due 06/15/2023	22,000	21,725
4.875% due 07/15/2032	14,000	12,425
6.250% due 10/15/2021	15,000	16,387
AECOM
5.750% due 10/15/2022	5,425	5,725
5.875% due 10/15/2024	9,250	9,898
Air Medical Merger Sub Corp.
6.375% due 05/15/2023	20,000	19,450
Albea Beauty Holdings S.A.
8.375% due 11/01/2019	10,000	10,463
Alcoa Nederland Holding BV
6.750% due 09/30/2024	3,125	3,254
7.000% due 09/30/2026	3,500	3,627
Alcoa, Inc.
5.125% due 10/01/2024 (i)	22,500	24,047
Alere, Inc.
6.375% due 07/01/2023	3,000	3,075
Aleris International, Inc.
7.875% due 11/01/2020	16,000	16,280
9.500% due 04/01/2021	11,225	12,123
Allegion PLC
5.875% due 09/15/2023	5,925	6,414

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021	$5,000	$5,231
Alliance Data Systems Corp.
5.375% due 08/01/2022	18,000	17,640
Allison Transmission, Inc.
5.000% due 10/01/2024	13,000	13,330
Altice Financing S.A.
6.500% due 01/15/2022	19,000	20,116
6.625% due 02/15/2023	29,500	30,385
7.500% due 05/15/2026	3,000	3,131
Altice Finco S.A.
7.625% due 02/15/2025 (i)	13,250	13,366
Altice Luxembourg S.A.
7.625% due 02/15/2025 (i)	22,000	22,715
7.750% due 05/15/2022	38,000	40,707
Altice U.S. Finance Corp.
5.500% due 05/15/2026	10,000	10,350
AMC Networks, Inc.
4.750% due 12/15/2022	10,000	10,163
5.000% due 04/01/2024	18,275	18,435
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	17,500	18,200
5.750% due 12/15/2023	6,250	6,516
Amsted Industries, Inc.
5.000% due 03/15/2022	5,000	5,050
5.375% due 09/15/2024	16,000	16,000
Anglo American Capital PLC
4.125% due 04/15/2021	7,000	7,070
4.450% due 09/27/2020	17,000	17,510
Anixter, Inc.
5.125% due 10/01/2021	3,000	3,154
5.500% due 03/01/2023	6,700	7,043
Antero Resources Corp.
5.125% due 12/01/2022	17,000	17,212
5.375% due 11/01/2021	14,000	14,245
5.625% due 06/01/2023	750	768
6.000% due 12/01/2020	4,250	4,399
Aramark Services, Inc.
4.750% due 06/01/2026	6,500	6,549
5.125% due 01/15/2024	1,750	1,824
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125% due 09/15/2023 (b)	2,000	1,995
Ardagh Packaging Finance PLC
7.000% due 11/15/2020	2,118	2,197
7.250% due 05/15/2024	10,400	11,154
Ashland, Inc.
4.750% due 08/15/2022	20,000	20,875
6.875% due 05/15/2043	13,000	14,235
Associated Materials LLC
9.125% due 11/01/2017	29,991	28,416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Avon International Operations, Inc.
7.875% due 08/15/2022	$10,100	$10,441
B&G Foods, Inc.
4.625% due 06/01/2021	16,000	16,560
Ball Corp.
4.000% due 11/15/2023	3,000	3,034
5.250% due 07/01/2025	10,250	11,083
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	14,900	16,166
Belden, Inc.
5.250% due 07/15/2024	4,000	4,080
5.500% due 09/01/2022	12,500	13,094
Berry Plastics Corp.
5.125% due 07/15/2023	7,000	7,153
5.500% due 05/15/2022	5,000	5,200
6.000% due 10/15/2022	8,000	8,480
BMC Software Finance, Inc.
8.125% due 07/15/2021	20,000	18,250
Boise Cascade Co.
5.625% due 09/01/2024	10,000	10,200
Bombardier, Inc.
4.750% due 04/15/2019	7,000	6,843
5.500% due 09/15/2018	14,000	14,280
5.750% due 03/15/2022	3,000	2,700
6.125% due 01/15/2023	3,000	2,678
7.500% due 03/15/2025	17,050	15,771
7.750% due 03/15/2020	2,000	2,054
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	5,000	4,550
Boyd Gaming Corp.
6.375% due 04/01/2026	12,250	13,199
6.875% due 05/15/2023	13,750	14,993
Brinker International, Inc.
5.000% due 10/01/2024	3,500	3,554
Builders FirstSource, Inc.
5.625% due 09/01/2024	14,000	14,420
Burger King Worldwide, Inc.
4.625% due 01/15/2022	10,000	10,425
6.000% due 04/01/2022	22,000	23,100
Cable One, Inc.
5.750% due 06/15/2022	7,500	7,856
Cablevision Systems Corp.
5.875% due 09/15/2022	5,000	4,563
8.000% due 04/15/2020	3,000	3,150
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	14,750	15,322
CalAtlantic Group, Inc.
5.250% due 06/01/2026	10,000	10,031
5.375% due 10/01/2022	9,000	9,428
6.625% due 05/01/2020	2,500	2,809

24	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Resources Corp.
8.000% due 12/15/2022		$23,000	$15,410
Callon Petroleum Co.
6.125% due 10/01/2024 (a)		3,450	3,579
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		25,140	25,219
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (i)		17,500	17,412
Cascades, Inc.
5.500% due 07/15/2022		7,250	7,404
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		6,409	6,842
Casella Waste Systems, Inc.
7.750% due 02/15/2019		2,897	2,957
CCO Holdings LLC
5.125% due 02/15/2023		25,000	26,125
5.125% due 05/01/2023		8,000	8,370
5.250% due 03/15/2021		4,000	4,165
5.250% due 09/30/2022		20,000	20,950
5.375% due 05/01/2025		12,000	12,615
5.500% due 05/01/2026		15,625	16,406
5.750% due 09/01/2023		7,500	7,959
5.750% due 01/15/2024		10,630	11,321
5.750% due 02/15/2026		20,150	21,409
5.875% due 04/01/2024		32,400	34,649
5.875% due 05/01/2027		10,000	10,675
Cenovus Energy, Inc.
3.000% due 08/15/2022		10,000	9,522
6.750% due 11/15/2039		1,750	1,901
Centene Corp.
5.625% due 02/15/2021		7,500	7,988
6.125% due 02/15/2024		7,750	8,428
Central Garden & Pet Co.
6.125% due 11/15/2023		7,500	8,081
Cequel Communications Holdings LLC
5.125% due 12/15/2021		24,000	24,120
6.375% due 09/15/2020		10,000	10,338
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	16,000	19,100
CHC Helicopter S.A.
9.250% due 10/15/2020 ^		$13,725	6,725
Chemours Co.
6.625% due 05/15/2023 (i)		22,200	21,811
7.000% due 05/15/2025		12,000	11,850
Chemtura Corp.
5.750% due 07/15/2021		10,000	10,513
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		11,700	12,694
Chesapeake Energy Corp.
8.000% due 12/15/2022		23,000	23,345

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		$40,500	$41,731
7.625% due 03/15/2020		19,875	19,476
Clearwater Paper Corp.
4.500% due 02/01/2023		10,000	10,063
5.375% due 02/01/2025		6,000	6,105
CNH Industrial Capital LLC
3.375% due 07/15/2019		10,000	10,225
4.375% due 11/06/2020		5,000	5,238
4.875% due 04/01/2021		7,500	7,988
Cogent Communications Group, Inc.
5.375% due 03/01/2022		8,500	8,798
Columbus International, Inc.
7.375% due 03/30/2021		10,000	10,647
CommScope Technologies Finance LLC
6.000% due 06/15/2025		10,000	10,712
CommScope, Inc.
5.000% due 06/15/2021		9,500	9,868
5.500% due 06/15/2024		15,000	15,881
Community Health Systems, Inc.
5.125% due 08/01/2021		20,000	19,850
6.875% due 02/01/2022		38,250	33,086
7.125% due 07/15/2020		18,050	16,868
Concho Resources, Inc.
5.500% due 10/01/2022		10,000	10,425
5.500% due 04/01/2023		8,500	8,808
6.500% due 01/15/2022		21,750	22,620
Concordia International Corp.
7.000% due 04/15/2023		17,850	11,513
9.500% due 10/21/2022		5,500	3,836
CONSOL Energy, Inc.
5.875% due 04/15/2022		10,000	9,250
Constellation Brands, Inc.
4.250% due 05/01/2023		5,000	5,319
4.750% due 12/01/2025		5,000	5,438
6.000% due 05/01/2022		10,000	11,537
Constellium NV
4.625% due 05/15/2021	EUR	2,000	2,008
5.750% due 05/15/2024		$7,150	6,650
8.000% due 01/15/2023		2,000	2,025
Continental Resources, Inc.
3.800% due 06/01/2024		25,000	23,000
4.500% due 04/15/2023		31,850	30,735
4.900% due 06/01/2044		12,000	10,140
5.000% due 09/15/2022		17,500	17,500
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		32,500	32,467
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		22,000	22,385
10.875% due 12/15/2018	EUR	3,900	4,491

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CPG Merger Sub LLC
8.000% due 10/01/2021	$20,000	$20,500
Crimson Merger Sub, Inc.
6.625% due 05/15/2022	80,000	70,800
Crown Americas LLC
4.250% due 09/30/2026	6,250	6,250
4.500% due 01/15/2023	11,000	11,509
CSC Holdings LLC
5.250% due 06/01/2024	10,000	9,525
6.625% due 10/15/2025	10,000	10,875
6.750% due 11/15/2021	20,000	21,200
8.625% due 02/15/2019	6,000	6,716
10.125% due 01/15/2023	5,000	5,781
CST Brands, Inc.
5.000% due 05/01/2023	10,000	10,562
Dakota Merger Sub, Inc.
7.750% due 09/01/2023	11,250	11,320
Darling Ingredients, Inc.
5.375% due 01/15/2022	15,000	15,712
DaVita, Inc.
5.000% due 05/01/2025	33,450	33,659
5.125% due 07/15/2024	25,000	25,547
5.750% due 08/15/2022	5,000	5,256
Dean Foods Co.
6.500% due 03/15/2023	10,000	10,625
Dell, Inc.
5.400% due 09/10/2040	4,450	3,827
6.500% due 04/15/2038	2,975	2,886
7.100% due 04/15/2028	1,405	1,490
Diamond Finance Corp.
5.875% due 06/15/2021	4,025	4,278
7.125% due 06/15/2024	3,000	3,301
Digicel Group Ltd.
7.125% due 04/01/2022	21,000	16,269
8.250% due 09/30/2020	27,100	23,679
Digicel Ltd.
6.000% due 04/15/2021	1,500	1,343
7.000% due 02/15/2020	3,000	2,880
DISH DBS Corp.
5.000% due 03/15/2023	16,750	16,331
5.125% due 05/01/2020	8,000	8,320
5.875% due 07/15/2022	25,000	25,812
5.875% due 11/15/2024	17,500	17,347
6.750% due 06/01/2021	15,000	16,200
7.750% due 07/01/2026	10,000	10,650
7.875% due 09/01/2019	5,000	5,613
DJO Finance LLC
10.750% due 04/15/2020	7,000	5,845
DJO Finco, Inc.
8.125% due 06/15/2021	17,000	15,852

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dollar Tree, Inc.
5.250% due 03/01/2020	$5,250	$5,473
5.750% due 03/01/2023	18,175	19,652
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	15,000	14,587
Dynegy, Inc.
6.750% due 11/01/2019	20,000	20,600
7.375% due 11/01/2022	11,575	11,488
7.625% due 11/01/2024	17,000	16,779
Eagle Materials, Inc.
4.500% due 08/01/2026	3,425	3,478
Eldorado Resorts, Inc.
7.000% due 08/01/2023	8,550	9,116
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	8,950	9,722
Endo Finance LLC
5.375% due 01/15/2023	25,865	23,020
5.750% due 01/15/2022	30,000	27,975
6.000% due 07/15/2023	28,100	25,711
6.500% due 02/01/2025	33,000	29,329
7.250% due 01/15/2022	1,730	1,669
Energizer Holdings, Inc.
5.500% due 06/15/2025	25,000	25,812
Energy Transfer Equity LP
5.875% due 01/15/2024	10,000	10,425
7.500% due 10/15/2020	21,000	23,152
EnPro Industries, Inc.
5.875% due 09/15/2022	15,350	15,887
Envision Healthcare Corp.
5.125% due 07/01/2022	15,000	15,000
Era Group, Inc.
7.750% due 12/15/2022	6,000	5,040
FAGE International S.A.
5.625% due 08/15/2026	3,300	3,407
First Data Corp.
5.000% due 01/15/2024	37,000	37,694
5.375% due 08/15/2023	7,750	8,002
5.750% due 01/15/2024	32,000	33,000
6.750% due 11/01/2020	8,000	8,282
7.000% due 12/01/2023	29,800	31,588
First Quality Finance Co., Inc.
4.625% due 05/15/2021	20,000	19,950
First Quantum Minerals Ltd.
6.750% due 02/15/2020	14,375	13,369
7.000% due 02/15/2021	10,000	9,075
7.250% due 05/15/2022	7,500	6,713
FMG Resources Pty. Ltd.
6.875% due 04/01/2022 (i)	9,098	9,460
9.750% due 03/01/2022	8,000	9,320

26	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	$7,500	$7,500
2.375% due 03/15/2018	21,250	21,037
3.100% due 03/15/2020	10,000	9,675
3.550% due 03/01/2022 (i)	25,100	22,966
3.875% due 03/15/2023	10,000	9,100
4.000% due 11/14/2021	26,000	24,732
5.400% due 11/14/2034	12,500	10,438
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	3,000	3,173
4.750% due 10/15/2024	5,000	5,275
5.625% due 07/31/2019	1,000	1,089
5.875% due 01/31/2022	10,000	11,375
Fresh Market, Inc.
9.750% due 05/01/2023	6,000	5,370
FTS International, Inc.
6.250% due 05/01/2022	7,500	2,906
Gardner Denver, Inc.
6.875% due 08/15/2021	80,000	75,400
Gates Global LLC
6.000% due 07/15/2022	40,000	38,200
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	20,000	22,800
General Cable Corp.
5.750% due 10/01/2022	13,000	12,415
GLP Capital LP
4.375% due 04/15/2021	1,100	1,161
5.375% due 11/01/2023	10,000	10,825
5.375% due 04/15/2026	6,000	6,465
Graphic Packaging International, Inc.
4.125% due 08/15/2024	5,000	5,044
4.875% due 11/15/2022	5,000	5,263
Gray Television, Inc.
5.125% due 10/15/2024	3,000	2,951
5.875% due 07/15/2026	5,000	5,050
Griffon Corp.
5.250% due 03/01/2022	15,000	15,112
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	18,684	19,431
Gulfport Energy Corp.
6.625% due 05/01/2023	12,750	13,132
7.750% due 11/01/2020	10,000	10,425
H&E Equipment Services, Inc.
7.000% due 09/01/2022	5,000	5,300
Halyard Health, Inc.
6.250% due 10/15/2022	3,750	3,853
Hanesbrands, Inc.
4.625% due 05/15/2024	8,500	8,766
4.875% due 05/15/2026	9,250	9,504
HCA Holdings, Inc.
6.250% due 02/15/2021	13,500	14,681

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HCA, Inc.
4.750% due 05/01/2023		$27,000	$28,215
5.000% due 03/15/2024		20,000	21,250
5.250% due 04/15/2025		10,000	10,687
5.250% due 06/15/2026		34,000	36,210
5.375% due 02/01/2025		8,850	9,149
5.875% due 03/15/2022		12,000	13,320
5.875% due 05/01/2023		30,000	32,025
7.500% due 02/15/2022		40,750	46,862
8.000% due 10/01/2018		4,000	4,475
8.360% due 04/15/2024		3,000	3,498
HD Supply, Inc.
5.250% due 12/15/2021		16,500	17,511
5.750% due 04/15/2024		14,075	14,814
7.500% due 07/15/2020		39,500	41,031
Hearthside Group Holdings LLC
6.500% due 05/01/2022		24,000	23,760
Herc Rentals, Inc.
7.500% due 06/01/2022		6,500	6,744
Hertz Corp.
5.500% due 10/15/2024		8,125	8,105
5.875% due 10/15/2020 (i)		12,500	12,922
6.250% due 10/15/2022		7,500	7,763
6.750% due 04/15/2019		2,000	2,046
7.375% due 01/15/2021		10,000	10,416
Hexion, Inc.
6.625% due 04/15/2020		21,500	18,974
Hill-Rom Holdings, Inc.
5.750% due 09/01/2023		5,200	5,576
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024		5,000	5,125
Hilton Worldwide Finance LLC
5.625% due 10/15/2021		20,000	20,601
Hologic, Inc.
5.250% due 07/15/2022		5,450	5,804
Horizon Pharma Financing, Inc.
6.625% due 05/01/2023 (i)		7,550	7,154
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		10,000	10,700
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021		5,500	5,796
5.000% due 11/15/2025		14,000	14,840
Huntsman International LLC
4.875% due 11/15/2020		10,000	10,500
5.125% due 11/15/2022		13,500	14,107
iHeartCommunications, Inc.
9.000% due 03/01/2021		15,000	11,231
IHO Verwaltungs GmbH (2.750% Cash or 3.500% PIK)
2.750% due 09/15/2021 (b)	EUR	2,500	2,822
IHO Verwaltungs GmbH (3.250% Cash or 4.000% PIK)
3.250% due 09/15/2023 (b)		4,500	5,063

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)	EUR	14,000	$15,672
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)		$1,500	1,518
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		2,150	2,166
IHS Markit Ltd.
5.000% due 11/01/2022		5,025	5,342
Immucor, Inc.
11.125% due 08/15/2019		17,200	16,297
IMS Health, Inc.
5.000% due 10/15/2026		15,500	16,159
6.000% due 11/01/2020		5,000	5,078
INEOS Group Holdings S.A.
5.375% due 08/01/2024	EUR	3,000	3,303
5.625% due 08/01/2024		$7,500	7,378
Informatica LLC
7.125% due 07/15/2023		13,750	12,856
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		25,000	17,437
7.250% due 10/15/2020		7,000	5,460
7.500% due 04/01/2021 (i)		10,000	7,600
8.000% due 02/15/2024 (i)		8,500	8,564
International Game Technology PLC
6.250% due 02/15/2022		15,000	16,041
6.500% due 02/15/2025		20,000	21,650
Jaguar Holding Co.
6.375% due 08/01/2023		30,000	31,275
KB Home
7.000% due 12/15/2021		650	702
8.000% due 03/15/2020		1,300	1,454
KFC Holding Co.
5.000% due 06/01/2024		7,125	7,463
5.250% due 06/01/2026		12,800	13,568
Kinetic Concepts, Inc.
7.875% due 02/15/2021		9,025	9,792
9.625% due 10/01/2021		26,250	26,316
10.500% due 11/01/2018		33,625	35,357
12.500% due 11/01/2019		10,000	9,975
KLX, Inc.
5.875% due 12/01/2022		33,375	34,710
L Brands, Inc.
5.625% due 02/15/2022		10,000	11,187
6.625% due 04/01/2021		10,000	11,575
Lamar Media Corp.
5.000% due 05/01/2023		8,000	8,480
5.750% due 02/01/2026		7,000	7,569
5.875% due 02/01/2022		5,000	5,231
Land O’ Lakes, Inc.
6.000% due 11/15/2022		13,950	15,502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Laredo Petroleum, Inc.
5.625% due 01/15/2022	$2,000	$1,950
6.250% due 03/15/2023	2,000	1,970
7.375% due 05/01/2022	15,250	15,841
Lennar Corp.
4.750% due 04/01/2021	5,000	5,350
Level 3 Financing, Inc.
5.125% due 05/01/2023	7,000	7,236
5.250% due 03/15/2026	16,500	17,077
5.375% due 01/15/2024	6,000	6,266
5.375% due 05/01/2025	10,000	10,463
LifePoint Health, Inc.
5.375% due 05/01/2024	5,750	5,764
5.500% due 12/01/2021	12,000	12,540
LIN Television Corp.
5.875% due 11/15/2022	10,000	10,525
Live Nation Entertainment, Inc.
5.375% due 06/15/2022	3,000	3,113
7.000% due 09/01/2020	9,250	9,599
LKQ Corp.
4.750% due 05/15/2023	15,000	15,487
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	35,000	31,675
4.875% due 04/15/2020	8,425	8,636
5.500% due 04/15/2025	5,450	5,205
5.625% due 10/15/2023	5,000	4,813
5.750% due 08/01/2022	25,000	24,781
Manitowoc Foodservice, Inc.
9.500% due 02/15/2024	10,000	11,450
Masonite International Corp.
5.625% due 03/15/2023	14,000	14,840
Matador Resources Co.
6.875% due 04/15/2023	5,150	5,356
Match Group, Inc.
6.375% due 06/01/2024	5,000	5,444
MCE Finance Ltd.
5.000% due 02/15/2021	17,500	17,635
McGraw-Hill Global Education Holdings LLC
7.875% due 05/15/2024	7,400	8,020
MDC Partners, Inc.
6.500% due 05/01/2024	12,000	11,070
Men’s Wearhouse, Inc.
7.000% due 07/01/2022	7,000	6,580
MGM Resorts International
4.625% due 09/01/2026	10,000	9,800
5.250% due 03/31/2020	10,000	10,700
6.000% due 03/15/2023 (i)	15,000	16,312
6.625% due 12/15/2021	36,675	41,443
6.750% due 10/01/2020	19,000	21,375
7.750% due 03/15/2022	26,000	30,225
8.625% due 02/01/2019	5,000	5,663

28	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		$8,000	$8,180
Moog, Inc.
5.250% due 12/01/2022		11,200	11,648
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		5,750	6,196
MPLX LP
5.500% due 02/15/2023		10,000	10,340
MSCI, Inc.
5.250% due 11/15/2024		8,000	8,509
5.750% due 08/15/2025		11,000	11,797
Multi-Color Corp.
6.125% due 12/01/2022		9,000	9,495
Murphy Oil Corp.
4.000% due 06/01/2022 (i)		5,000	4,678
4.700% due 12/01/2022		2,750	2,629
Murphy Oil USA, Inc.
6.000% due 08/15/2023		12,750	13,467
NBTY, Inc.
7.625% due 05/15/2021		17,000	17,422
NCR Corp.
4.625% due 02/15/2021		6,000	6,083
5.000% due 07/15/2022		10,875	11,174
6.375% due 12/15/2023		15,500	16,469
NeuStar, Inc.
4.500% due 01/15/2023		6,000	5,400
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	10,000	12,015
Newfield Exploration Co.
5.375% due 01/01/2026		$8,000	8,060
5.625% due 07/01/2024		18,800	19,364
5.750% due 01/30/2022		18,750	19,453
Nexstar Escrow Corp.
5.625% due 08/01/2024		8,000	8,080
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		6,250	6,656
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	5,125
5.000% due 04/15/2022		6,000	6,218
Noble Holding International Ltd.
3.950% due 03/15/2022		6,000	4,485
4.625% due 03/01/2021		11,421	9,165
4.900% due 08/01/2020		4,000	3,410
Nokia OYJ
5.375% due 05/15/2019		6,250	6,758
Novasep Holding S.A.S.
8.000% due 12/15/2016		8,070	7,222
Novelis Corp.
5.875% due 09/30/2026		15,575	15,984
6.250% due 08/15/2024		9,825	10,464

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NXP BV
4.125% due 06/15/2020	$6,000	$6,383
4.125% due 06/01/2021	7,250	7,785
4.625% due 06/01/2023	8,250	9,044
5.750% due 03/15/2023	20,000	21,500
Oasis Petroleum, Inc.
6.500% due 11/01/2021	10,000	9,600
6.875% due 03/15/2022 (i)	10,063	9,686
6.875% due 01/15/2023 (i)	4,000	3,830
Open Text Corp.
5.875% due 06/01/2026	13,250	13,896
Oshkosh Corp.
5.375% due 03/01/2025	5,675	5,987
Outfront Media Capital LLC
5.250% due 02/15/2022	4,000	4,175
5.625% due 02/15/2024	7,000	7,306
5.875% due 03/15/2025	4,000	4,215
Pactiv LLC
7.950% due 12/15/2025	10,972	12,014
Party City Holdings, Inc.
6.125% due 08/15/2023	12,000	12,855
Penske Automotive Group, Inc.
5.500% due 05/15/2026	6,000	6,000
Performance Food Group, Inc.
5.500% due 06/01/2024	5,175	5,356
Perstorp Holding AB
8.750% due 05/15/2017	20,000	20,005
11.000% due 08/15/2017 (i)	16,000	15,880
PetSmart, Inc.
7.125% due 03/15/2023	40,900	43,047
Pilgrim’s Pride Corp.
5.750% due 03/15/2025	14,750	15,266
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	6,150	6,196
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	17,500	18,047
5.875% due 01/15/2024	5,000	5,363
Pinnacle Operating Corp.
9.000% due 11/15/2020	1,300	910
Platform Specialty Products Corp.
6.500% due 02/01/2022	35,575	34,775
10.375% due 05/01/2021	2,000	2,165
Ply Gem Industries, Inc.
6.500% due 02/01/2022	36,000	37,083
Post Holdings, Inc.
5.000% due 08/15/2026	14,000	13,965
6.000% due 12/15/2022	20,250	21,465
6.750% due 12/01/2021	15,000	16,163
7.750% due 03/15/2024	5,750	6,469
8.000% due 07/15/2025	7,600	8,735

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PQ Corp.
6.750% due 11/15/2022		$6,075	$6,455
PRA Holdings, Inc.
9.500% due 10/01/2023		8,755	9,674
Precision Drilling Corp.
6.625% due 11/15/2020		7,000	6,528
Prestige Brands, Inc.
5.375% due 12/15/2021		17,000	17,680
6.375% due 03/01/2024		17,682	18,876
Prime Security Services Borrower LLC
9.250% due 05/15/2023		21,900	23,926
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	7,000	7,425
PTC, Inc.
6.000% due 05/15/2024		$7,850	8,419
PulteGroup, Inc.
4.250% due 03/01/2021		3,500	3,693
5.500% due 03/01/2026		2,000	2,110
PVH Corp.
4.500% due 12/15/2022		14,000	14,665
QEP Resources, Inc.
6.875% due 03/01/2021		2,500	2,625
Qorvo, Inc.
6.750% due 12/01/2023		9,000	9,743
7.000% due 12/01/2025		7,500	8,166
Qualitytech LP
5.875% due 08/01/2022		13,950	14,316
Quintiles Transnational Corp.
4.875% due 05/15/2023		14,375	14,842
Quorum Health Corp.
11.625% due 04/15/2023		12,000	10,020
Range Resources Corp.
4.875% due 05/15/2025		5,000	4,825
5.000% due 08/15/2022		15,000	15,000
5.000% due 03/15/2023		10,000	9,825
5.750% due 06/01/2021		10,000	10,175
Regency Energy Partners LP
4.500% due 11/01/2023		7,000	7,061
5.500% due 04/15/2023		15,000	15,503
5.875% due 03/01/2022		5,000	5,518
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023		15,000	15,525
Revlon Consumer Products Corp.
6.250% due 08/01/2024		5,850	6,055
Rex Energy Corp.
1.000% due 10/01/2020		5,000	2,750
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		16,050	16,592
5.750% due 10/15/2020		21,000	21,682
6.875% due 02/15/2021		12,510	12,979
8.250% due 02/15/2021		20,000	20,869

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rice Energy, Inc.
6.250% due 05/01/2022	$8,500	$8,819
7.250% due 05/01/2023	3,500	3,763
Rite Aid Corp.
6.125% due 04/01/2023	16,000	17,300
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	8,000	8,280
Rockies Express Pipeline LLC
5.625% due 04/15/2020	12,000	12,720
6.000% due 01/15/2019	13,750	14,506
6.850% due 07/15/2018	8,000	8,460
6.875% due 04/15/2040	5,000	5,175
Rowan Cos., Inc.
4.750% due 01/15/2024	12,000	9,840
4.875% due 06/01/2022	6,000	5,100
5.400% due 12/01/2042	3,000	2,010
5.850% due 01/15/2044	2,500	1,744
7.875% due 08/01/2019	2,000	2,145
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,250	4,542
5.625% due 04/15/2023	31,000	33,247
5.625% due 03/01/2025	3,000	3,236
5.750% due 05/15/2024	36,000	38,925
5.875% due 06/30/2026	17,175	18,731
Sabre GLBL, Inc.
5.250% due 11/15/2023	12,250	12,526
5.375% due 04/15/2023	2,850	2,943
SAExploration Holdings, Inc. (10.000% Cash or 11.000% PIK)
10.000% due 04/14/2019 (b)	2,216	1,573
Sally Holdings LLC
5.750% due 06/01/2022	5,000	5,238
SBA Communications Corp.
4.875% due 07/15/2022	10,000	10,375
Schaeffler Finance BV
4.250% due 05/15/2021	20,000	20,600
4.750% due 05/15/2021	10,000	10,380
4.750% due 05/15/2023	13,750	14,300
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (b)	12,350	12,829
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (b)	20,241	23,227
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)	7,800	7,957
Scientific Games International, Inc.
6.250% due 09/01/2020	17,600	13,640
7.000% due 01/01/2022	9,000	9,563
10.000% due 12/01/2022	12,500	11,625

30	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sealed Air Corp.
4.875% due 12/01/2022		$3,250	$3,425
5.125% due 12/01/2024		10,000	10,612
5.250% due 04/01/2023		10,000	10,700
5.500% due 09/15/2025		2,250	2,419
6.875% due 07/15/2033		6,710	7,230
Select Medical Corp.
6.375% due 06/01/2021		12,000	11,865
Sensata Technologies BV
4.875% due 10/15/2023		12,500	13,047
5.000% due 10/01/2025		6,135	6,304
5.625% due 11/01/2024		5,250	5,565
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		24,000	26,160
Serta Simmons Bedding LLC
8.125% due 10/01/2020		10,000	10,469
ServiceMaster Co. LLC
7.250% due 03/01/2038		2,000	1,983
SFR Group S.A.
6.000% due 05/15/2022		43,000	44,021
6.250% due 05/15/2024		42,550	42,431
7.375% due 05/01/2026		20,000	20,469
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	20,000	23,663
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$30,000	30,525
Sinclair Television Group, Inc.
5.125% due 02/15/2027		5,000	4,900
5.375% due 04/01/2021		5,000	5,194
5.625% due 08/01/2024		5,000	5,125
5.875% due 03/15/2026		6,750	7,037
6.125% due 10/01/2022		7,000	7,420
Sirius XM Radio, Inc.
5.375% due 04/15/2025		17,000	17,595
Smithfield Foods, Inc.
6.625% due 08/15/2022		20,000	21,250
7.750% due 07/01/2017		4,000	4,160
Sophia LP
9.000% due 09/30/2023		8,000	8,440
Southwestern Energy Co.
4.100% due 03/15/2022		15,000	13,687
5.800% due 01/23/2020		15,000	15,037
6.700% due 01/23/2025		12,000	12,045
7.500% due 02/01/2018		692	728
Spectrum Brands, Inc.
5.750% due 07/15/2025		15,000	16,275
6.125% due 12/15/2024		8,000	8,703
6.625% due 11/15/2022		20,750	22,566
Springs Industries, Inc.
6.250% due 06/01/2021		23,000	23,920

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPX FLOW, Inc.
5.625% due 08/15/2024	$12,000	$12,210
5.875% due 08/15/2026	10,000	10,188
Standard Industries, Inc.
5.375% due 11/15/2024	29,000	30,015
6.000% due 10/15/2025	14,750	15,856
Steel Dynamics, Inc.
5.125% due 10/01/2021	10,725	11,194
5.500% due 10/01/2024	3,500	3,675
6.125% due 08/15/2019	6,000	6,188
6.375% due 08/15/2022	6,000	6,345
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023	11,750	12,249
Studio City Finance Ltd.
8.500% due 12/01/2020	10,000	10,350
Suburban Propane Partners LP
5.750% due 03/01/2025	7,500	7,631
Sunoco LP
5.500% due 08/01/2020	4,750	4,792
6.250% due 04/15/2021	5,000	5,163
Syniverse Holdings, Inc.
9.125% due 01/15/2019	13,125	9,975
T-Mobile USA, Inc.
6.250% due 04/01/2021	26,000	27,381
6.375% due 03/01/2025	20,000	21,800
6.500% due 01/15/2026	20,500	22,781
6.625% due 04/01/2023	29,000	31,247
6.731% due 04/28/2022	10,000	10,537
6.836% due 04/28/2023	11,900	12,837
Teck Resources Ltd.
3.000% due 03/01/2019	2,620	2,594
3.750% due 02/01/2023	10,000	9,200
4.500% due 01/15/2021	30,000	29,850
4.750% due 01/15/2022	5,000	4,900
6.125% due 10/01/2035	10,000	9,500
8.000% due 06/01/2021	11,000	12,059
8.500% due 06/01/2024 (i)	4,000	4,590
TEGNA, Inc.
4.875% due 09/15/2021	3,500	3,649
5.500% due 09/15/2024	10,750	11,140
Teine Energy Ltd.
6.875% due 09/30/2022	8,000	8,040
Teleflex, Inc.
4.875% due 06/01/2026	6,250	6,484
5.250% due 06/15/2024	5,000	5,238
Tempur Sealy International, Inc.
5.500% due 06/15/2026	7,750	8,002
5.625% due 10/15/2023	11,300	12,006
Tenet Healthcare Corp.
4.375% due 10/01/2021	10,000	10,000
4.500% due 04/01/2021	15,000	15,169

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 03/01/2019	$30,000	$29,625
5.500% due 03/01/2019	75	74
6.000% due 10/01/2020	6,000	6,360
6.750% due 06/15/2023	12,750	11,889
8.000% due 08/01/2020	5,000	5,063
8.125% due 04/01/2022	16,000	16,080
Terex Corp.
6.000% due 05/15/2021	18,000	18,472
6.500% due 04/01/2020	2,000	2,060
Tesoro Logistics LP
5.500% due 10/15/2019	7,000	7,490
5.875% due 10/01/2020	4,610	4,754
6.125% due 10/15/2021	250	262
6.250% due 10/15/2022	15,000	16,087
Time, Inc.
5.750% due 04/15/2022	11,000	10,862
TransDigm, Inc.
5.500% due 10/15/2020	10,000	10,306
6.000% due 07/15/2022	18,250	19,345
6.375% due 06/15/2026	20,000	20,850
6.500% due 07/15/2024	31,200	32,994
7.500% due 07/15/2021	2,000	2,121
Transocean, Inc.
9.000% due 07/15/2023	15,000	14,662
TreeHouse Foods, Inc.
4.875% due 03/15/2022	10,250	10,711
6.000% due 02/15/2024	13,700	14,813
Tribune Media Co.
5.875% due 07/15/2022	10,000	10,169
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022	8,500	9,010
Triumph Group, Inc.
4.875% due 04/01/2021	10,000	9,588
Tronox Finance LLC
6.375% due 08/15/2020	8,500	7,884
7.500% due 03/15/2022	10,000	9,175
Tullow Oil PLC
6.250% due 04/15/2022	10,000	9,000
U.S. Concrete, Inc.
6.375% due 06/01/2024	12,750	13,260
U.S. Foods, Inc.
5.875% due 06/15/2024	11,875	12,409
United Rentals North America, Inc.
4.625% due 07/15/2023	2,750	2,829
5.500% due 07/15/2025	10,000	10,288
7.625% due 04/15/2022	12,500	13,375
United States Steel Corp.
8.375% due 07/01/2021	8,975	9,839
Unitymedia GmbH
6.125% due 01/15/2025	15,000	15,806

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Unitymedia Hessen GmbH & Co. KG
4.625% due 02/15/2026	EUR	6,000	$7,174
5.000% due 01/15/2025		$12,000	12,210
5.500% due 01/15/2023		23,000	23,891
Univar USA, Inc.
6.750% due 07/15/2023		13,250	13,714
Univision Communications, Inc.
5.125% due 05/15/2023		23,000	23,402
5.125% due 02/15/2025		40,000	40,400
6.750% due 09/15/2022		9,981	10,630
UPCB Finance Ltd.
5.375% due 01/15/2025		15,745	15,897
6.875% due 01/15/2022		12,340	12,957
USG Corp.
5.500% due 03/01/2025		20,950	22,547
5.875% due 11/01/2021		1,500	1,571
7.875% due 03/30/2020		10,000	10,438
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	12,500	11,170
5.375% due 03/15/2020		$7,500	6,975
5.500% due 03/01/2023		11,561	9,942
5.625% due 12/01/2021		22,825	20,485
5.875% due 05/15/2023		21,500	18,693
6.125% due 04/15/2025		24,675	21,313
6.375% due 10/15/2020		10,000	9,425
6.750% due 08/15/2021		35,000	33,075
7.000% due 10/01/2020		2,250	2,205
7.250% due 07/15/2022		22,650	21,121
7.500% due 07/15/2021		10,000	9,713
Valvoline, Inc.
5.500% due 07/15/2024		3,650	3,833
VeriSign, Inc.
4.625% due 05/01/2023		10,000	10,188
5.250% due 04/01/2025		5,750	6,066
Veritas U.S., Inc.
7.500% due 02/01/2023		4,650	4,487
Versum Materials, Inc.
5.500% due 09/30/2024		4,875	5,021
Videotron Ltd.
5.000% due 07/15/2022		12,000	12,570
Virgin Media Finance PLC
5.750% due 01/15/2025		8,000	8,130
6.000% due 10/15/2024		12,000	12,465
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		23,900	24,378
5.500% due 08/15/2026		14,000	14,315
Vista Outdoor, Inc.
5.875% due 10/01/2023		15,500	16,275
VWR Funding, Inc.
4.625% due 04/15/2022	EUR	9,000	10,374

32	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Weatherford International Ltd.
4.500% due 04/15/2022 (i)	$12,500	$10,625
6.750% due 09/15/2040	1,000	720
7.000% due 03/15/2038	7,500	5,550
7.750% due 06/15/2021 (i)	9,800	9,739
8.250% due 06/15/2023 (i)	6,000	5,955
Welltec A/S
8.000% due 02/01/2019	10,000	9,713
WESCO Distribution, Inc.
5.375% due 12/15/2021	2,000	2,055
5.375% due 06/15/2024	10,250	10,295
Western Digital Corp.
7.375% due 04/01/2023	5,000	5,500
Westlake Chemical Corp.
4.625% due 02/15/2021	21,250	22,259
4.875% due 05/15/2023	9,000	9,445
WhiteWave Foods Co.
5.375% due 10/01/2022	7,000	7,980
Whiting Petroleum Corp.
5.000% due 03/15/2019	14,000	13,615
5.750% due 03/15/2021	6,000	5,640
6.250% due 04/01/2023	4,000	3,680
Williams Cos., Inc.
4.550% due 06/24/2024	32,000	32,786
Williams Partners LP
4.125% due 11/15/2020	5,000	5,202
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	25,000	25,437
7.375% due 04/23/2021	25,000	26,219
Windstream Services LLC
7.750% due 10/15/2020	8,500	8,713
7.750% due 10/01/2021	4,000	4,000
WMG Acquisition Corp.
5.000% due 08/01/2023	8,000	8,140
Wolverine World Wide, Inc.
5.000% due 09/01/2026	3,975	4,025
WPX Energy, Inc.
5.250% due 09/15/2024	8,000	7,580
6.000% due 01/15/2022	4,000	3,970
7.500% due 08/01/2020	6,000	6,375
8.250% due 08/01/2023	6,000	6,492
WR Grace & Co-Conn
5.125% due 10/01/2021	10,000	10,650
5.625% due 10/01/2024	8,280	9,056
Wynn Las Vegas LLC
4.250% due 05/30/2023	6,000	5,783
5.375% due 03/15/2022	15,000	15,581
5.500% due 03/01/2025	20,000	20,225
Wynn Macau Ltd.
5.250% due 10/15/2021	12,000	12,180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
XPO Logistics, Inc.
6.500% due 06/15/2022 (i)	$25,625	$26,874
Yum! Brands, Inc.
6.875% due 11/15/2037	4,250	4,378
Zebra Technologies Corp.
7.250% due 10/15/2022	16,500	17,985
ZF North America Capital, Inc.
4.000% due 04/29/2020	3,000	3,195
4.500% due 04/29/2022	5,000	5,306
4.750% due 04/29/2025	30,000	31,612
Ziggo Bond Finance BV
5.875% due 01/15/2025	14,025	14,095
Ziggo Secured Finance BV
5.500% due 01/15/2027	15,000	15,000

		8,165,554

UTILITIES 8.1%
AES Corp.
6.000% due 05/15/2026	7,000	7,394
7.375% due 07/01/2021	17,675	20,326
8.000% due 06/01/2020 (i)	7,750	9,164
Antero Midstream Partners LP
5.375% due 09/15/2024	4,875	4,948
Blue Racer Midstream LLC
6.125% due 11/15/2022	18,000	17,685
Bristow Group, Inc.
6.250% due 10/15/2022	5,650	4,167
Calpine Corp.
5.375% due 01/15/2023	22,750	22,778
5.750% due 01/15/2025	23,000	22,770
7.875% due 01/15/2023	6,482	6,855
CenturyLink, Inc.
7.500% due 04/01/2024	10,000	10,700
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	2,015
6.375% due 10/01/2022	6,500	6,760
7.250% due 12/01/2020	5,000	5,164
Freeport-McMoran Oil & Gas LLC
6.500% due 11/15/2020	15,000	15,450
Frontier Communications Corp.
6.875% due 01/15/2025	22,000	19,552
7.125% due 03/15/2019	10,000	10,775
8.875% due 09/15/2020	4,000	4,330
10.500% due 09/15/2022	12,750	13,563
11.000% due 09/15/2025	10,000	10,462
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,940
5.750% due 02/15/2021	6,575	6,608
6.000% due 05/15/2023	9,000	8,978
6.750% due 08/01/2022	7,750	8,024

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Holly Energy Partners LP
6.000% due 08/01/2024	$3,750	$3,900
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	17,500	17,500
NGPL PipeCo LLC
7.119% due 12/15/2017	5,000	5,250
NRG Energy, Inc.
6.250% due 07/15/2022	15,000	15,300
6.250% due 05/01/2024	10,000	10,200
6.625% due 03/15/2023	30,000	30,450
6.625% due 01/15/2027	16,750	16,436
7.625% due 01/15/2018	2,313	2,475
7.875% due 05/15/2021	7,627	8,008
NRG Yield Operating LLC
5.000% due 09/15/2026	10,000	9,825
NSG Holdings LLC
7.750% due 12/15/2025	24,902	26,894
ONEOK, Inc.
4.250% due 02/01/2022	2,875	2,832
7.500% due 09/01/2023	12,000	13,470
Parsley Energy LLC
6.250% due 06/01/2024	8,500	8,819
7.500% due 02/15/2022	7,500	8,006
PBF Logistics LP
6.875% due 05/15/2023	3,750	3,633
Petrobras Global Finance BV
6.250% due 03/17/2024	2,750	2,695
6.750% due 01/27/2041	2,250	1,958
Plains All American Pipeline LP
3.850% due 10/15/2023	5,428	5,415
4.650% due 10/15/2025	10,000	10,414
Red Oak Power LLC
8.540% due 11/30/2019	8,334	8,386
9.200% due 11/30/2029	3,795	3,985
Rose Rock Midstream LP
5.625% due 11/15/2023	2,750	2,516
Sprint Capital Corp.
6.900% due 05/01/2019	25,000	26,000
8.750% due 03/15/2032	34,000	34,977
Sprint Communications, Inc.
6.000% due 11/15/2022	37,500	35,297
7.000% due 03/01/2020	5,000	5,413
7.000% due 08/15/2020	12,000	12,120
9.000% due 11/15/2018	5,000	5,531
Sprint Corp.
7.125% due 06/15/2024	20,625	20,212
7.250% due 09/15/2021	38,000	38,380
7.625% due 02/15/2025	15,000	14,925
7.875% due 09/15/2023	45,000	45,675
Talen Energy Supply LLC
4.625% due 07/15/2019	12,000	11,340
6.500% due 06/01/2025	8,000	6,460

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tallgrass Energy Partners LP
5.500% due 09/15/2024	$12,000	$12,120
Targa Resources Partners LP
4.250% due 11/15/2023	15,500	15,054
5.000% due 01/15/2018	2,000	2,075
5.250% due 05/01/2023	16,000	16,280
6.375% due 08/01/2022	5,125	5,330
6.625% due 10/01/2020	3,500	3,623
6.875% due 02/01/2021	9,000	9,338
Telecom Italia Capital S.A.
6.375% due 11/15/2033	12,125	12,398
7.200% due 07/18/2036	6,000	6,420
Telecom Italia SpA
5.303% due 05/30/2024	25,000	25,653
Tenaska Alabama Partners LP
7.000% due 06/30/2021	14,838	15,358
Terraform Global Operating LLC
13.750% due 08/15/2022 (i)	5,000	5,175
TerraForm Power Operating LLC
9.375% due 02/01/2023	17,000	17,595
9.625% due 06/15/2025	3,150	3,323
Williams Partners LP
4.875% due 05/15/2023	4,000	4,052

		870,899

Total Corporate Bonds & Notes (Cost $9,870,835)		10,048,567

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust
3.207% due 10/25/2035 ^	94	81
Countrywide Home Loan Mortgage Pass-Through Trust
2.767% due 02/20/2036 ^	185	153
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	10	10
First Horizon Alternative Mortgage Securities Trust
2.727% due 10/25/2034	44	43
GreenPoint Mortgage Funding Trust
0.725% due 10/25/2046	638	470
0.725% due 12/25/2046 ^	420	303
GSR Mortgage Loan Trust
3.068% due 04/25/2035	27	26
HarborView Mortgage Loan Trust
3.162% due 08/19/2036 ^	111	101

34	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
0.765% due 09/25/2046 ^	$27	$10
Residential Accredit Loans, Inc. Trust
4.106% due 09/25/2035 ^	178	149
Structured Asset Mortgage Investments Trust
0.735% due 05/25/2036	1,337	1,039
0.781% due 07/19/2035	48	47
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	292	223
WaMu Mortgage Pass-Through Certificates Trust
0.935% due 12/25/2045	293	253

Total Non-Agency Mortgage-Backed Securities (Cost $2,654)		2,908

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.885% due 04/25/2037	393	199
NovaStar Mortgage Funding Trust
0.625% due 03/25/2037	81	43

Total Asset-Backed Securities (Cost $349)		242

	SHARES
COMMON STOCKS 0.1%

ENERGY 0.0%
REX Energy Corp.	75,000	44
SAExploration Holdings, Inc. (c)	185,640	1,526

		1,570

HEALTH CARE 0.1%
NVHL S.A. ‘A’ (c)(g)	170,260	306
NVHL S.A. ‘B’ (c)(g)	170,260	306
NVHL S.A. ‘C’ (c)(g)	170,260	306
NVHL S.A. ‘D’ (c)(g)	170,260	306
NVHL S.A. ‘E’ (c)(g)	170,260	306
NVHL S.A. ‘F’ (c)(g)	170,260	306
NVHL S.A. ‘G’ (c)(g)	170,260	306
NVHL S.A. ‘H’ (c)(g)	170,260	306
NVHL S.A. ‘I’ (c)(g)	170,260	306
NVHL S.A. ‘J’ (c)(g)	170,260	306

		3,060

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. (g)	6,323	$55

Total Common Stocks (Cost $16,138)		4,685

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (h) 0.0%
		5,303

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
0.486% due 03/02/2017 - 03/16/2017 (d)(e)(k)	$6,943	6,931

Total Short-Term Instruments (Cost $12,231)		12,234

Total Investments in Securities (Cost $9,962,364)		10,127,081

	SHARES
INVESTMENTS IN AFFILIATES 6.2%

SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	67,585,481	668,150

Total Short-Term Instruments (Cost $668,090)		668,150

Total Investments in Affiliates (Cost $668,090)		668,150

Total Investments 100.8% (Cost $10,630,454)		$10,795,231

Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $0)		2,837

Other Assets and Liabilities, net (0.8)%		(90,295)

Net Assets 100.0%		$10,707,773

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Schedule of Investments PIMCO High Yield Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$55	0.00%
NVHL S.A. ‘A’	03/09/2012	553	306	0.00
NVHL S.A. ‘B’	03/09/2012	554	306	0.00
NVHL S.A. ‘C’	03/09/2012	554	306	0.00
NVHL S.A. ‘D’	03/09/2012	554	306	0.00
NVHL S.A. ‘E’	03/09/2012	554	306	0.00
NVHL S.A. ‘F’	03/09/2012	554	306	0.00
NVHL S.A. ‘G’	03/09/2012	554	306	0.01
NVHL S.A. ‘H’	03/09/2012	554	306	0.01
NVHL S.A. ‘I’	03/09/2012	554	306	0.01
NVHL S.A. ‘J’	03/09/2012	554	306	0.00

		$5,539	$3,115	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$5,303	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(5,413)	$5,303	$5,303

Total Repurchase Agreements						$(5,413)	$5,303	$5,303

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	0.000%	10/03/2016	10/03/2017		$(9,982)	$(9,982)
	(6.250)	09/28/2016	09/28/2017		(880)	(879)
	(5.500)	09/01/2016	TBD	(4)	(3,631)	(3,613)

36	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
	(4.500)%	09/01/2016	TBD	(4)	$(5,954)	$(5,930)
	(3.000)	08/19/2016	08/19/2017		(1,889)	(1,882)
	(2.250)	07/29/2016	TBD	(4)	(9,364)	(9,325)
	(1.250)	06/02/2016	TBD	(4)	(10,843)	(10,797)
	(1.000)	06/02/2016	TBD	(4)	(7,227)	(7,202)
	(1.000)	09/28/2016	09/28/2017		(3,116)	(3,116)
	(0.500)	07/05/2016	07/05/2017		(8,071)	(8,061)
	(0.500)	07/21/2016	07/21/2017		(3,956)	(3,952)
	(0.500)	08/02/2016	08/02/2017		(3,349)	(3,346)
	(0.500)	08/10/2016	08/10/2017		(4,793)	(4,789)
	(0.500)	08/19/2016	08/19/2017		(3,043)	(3,041)
	(0.500)	08/22/2016	08/22/2017		(4,682)	(4,679)
	(0.500)	09/26/2016	09/26/2017		(4,748)	(4,748)
	(0.250)	04/21/2016	10/03/2016		(9,626)	(9,615)
	(0.250)	08/11/2016	08/11/2017		(2,706)	(2,705)
	(0.250)	08/15/2016	08/15/2017		(1,773)	(1,772)
	(0.250)	09/07/2016	TBD	(4)	(4,618)	(4,617)
	(0.250)	09/15/2016	09/15/2017		(2,192)	(2,192)
	(0.250)	09/28/2016	TBD	(4)	(9,577)	(9,577)
	0.000	05/05/2016	TBD	(4)	(2,700)	(2,700)
	0.000	08/31/2016	TBD	(4)	(2,647)	(2,647)
DEU	(3.000)	07/22/2016	07/22/2017		(1,211)	(1,204)
	(2.000)	07/22/2016	07/22/2017		(2,814)	(2,803)
FOB	(4.500)	08/05/2016	08/05/2017		(3,566)	(3,540)
	(4.000)	07/19/2016	07/19/2017		(990)	(982)
	(0.750)	07/25/2016	07/25/2017		(3,030)	(3,026)
	(0.750)	09/23/2016	TBD	(4)	(5,486)	(5,485)
RDR	(4.250)	08/31/2016	TBD	(4)	(5,624)	(5,602)
	(1.500)	08/03/2016	08/03/2017		(3,793)	(3,783)
	(1.500)	08/15/2016	08/15/2017		(1,620)	(1,617)
	(1.000)	02/18/2016	TBD	(4)	(4,882)	(4,851)
	(0.500)	05/20/2016	10/03/2016		(8,755)	(8,738)
	(0.500)	06/14/2016	10/03/2016		(1,240)	(1,238)
	(0.500)	08/22/2016	08/22/2017		(4,996)	(4,993)
	(0.375)	06/23/2016	TBD	(4)	(4,836)	(4,831)
	(0.250)	04/29/2016	TBD	(4)	(4,728)	(4,723)
	(0.250)	05/19/2016	03/14/2018		(3,848)	(3,844)
	(0.250)	05/19/2016	04/19/2018		(2,946)	(2,943)

Total Reverse Repurchase Agreements						$(185,370)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(116,158) at a weighted average interest rate of (1.127)%.
(4)	Open maturity reverse repurchase agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Schedule of Investments PIMCO High Yield Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(i)	Securities with an aggregate market value of $202,796 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$0	$(121,167)	$0	$(121,167)	$133,370	$12,203
DEU	0	(4,007)	0	(4,007)	4,248	241
FOB	0	(13,033)	0	(13,033)	12,669	(364)
RDR	0	(47,163)	0	(47,163)	47,783	620
SSB	5,303	0	0	5,303	(5,413)	(110)

Total Borrowings and Other Financing Transactions	$5,303	$(185,370)	$0

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(19,592)	$0	$(155,796)	$(175,388)

Total Borrowings	$0	$(19,592)	$0	$(155,796)	$(175,388)

Gross amount of recognized liabilities for reverse repurchase agreements (6)					$(175,388)

(6)	Unsettled reverse repurchase agreements liability of $(9,982) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$48,500	$3,724	$603	$205	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	163,350	9,766	9,940	984	0

38	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$100,000	$5,313	$1,956	$593	$0

				$18,803	$12,499	$1,782	$0

Total Swap Agreements				$18,803	$12,499	$1,782	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $4,061 and cash of $18,055 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,782	$1,782	$0	$0	$0	$0

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2016	GBP	21,520	$	28,472	$579	$0
BPS	10/2016	EUR	1,701		1,899	0	(12)
	10/2016	$	24,630	GBP	18,932	0	(92)
	11/2016	GBP	18,932	$	24,643	90	0
CBK	11/2016	$	1,159	CHF	1,125	2	0
GLM	10/2016		131,030	EUR	116,887	275	0
	10/2016		3,404	GBP	2,588	0	(49)
	11/2016	EUR	116,887	$	131,190	0	(292)
JPM	10/2016		423		477	2	0
MSB	10/2016		93,963		106,279	725	0
UAG	10/2016		20,800		23,193	0	(173)

Total Forward Foreign Currency Contracts						$1,673	$(618)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Schedule of Investments PIMCO High Yield Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure (1)
BOA	$579	$0	$0	$579	$0	$0	$0	$0	$579	$(320)	$259
BPS	90	0	0	90	(104)	0	0	(104)	(14)	0	(14)
CBK	2	0	0	2	0	0	0	0	2	0	2
GLM	275	0	0	275	(341)	0	0	(341)	(66)	0	(66)
JPM	2	0	0	2	0	0	0	0	2	0	2
MSB	725	0	0	725	0	0	0	0	725	(760)	(35)
UAG	0	0	0	0	(173)	0	0	(173)	(173)	0	(173)

Total Over the Counter	$1,673	$0	$0	$1,673	$(618)	$0	$0	$(618)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$1,782	$0	$0	$0	$1782

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,673	$0	$1,673

	$0	$1,782	$0	$1,673	$0	$3,455

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$618	$0	$618

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$10,629	$0	$0	$0	$10,629

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	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,016)	$0	$(1,016)

	$0	$10,629	$0	$(1,016)	$0	$9,613

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$864	$0	$0	$0	$864

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,720	$0	$5,720

	$0	$864	$0	$5,720	$0	$6,584

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$37,349	$21,096	$58,445
Corporate Bonds & Notes
Banking & Finance	0	1,012,114	0	1,012,114
Industrials	0	8,165,554	0	8,165,554
Utilities	0	870,899	0	870,899
Non-Agency Mortgage-Backed Securities	0	2,908	0	2,908
Asset-Backed Securities	0	242	0	242
Common Stocks
Energy	1,526	0	44	1,570
Health Care	0	3,060	0	3,060
Information Technology	0	0	55	55
Short-Term Instruments
Repurchase Agreements	0	5,303	0	5,303
U.S. Treasury Bills	0	6,931	0	6,931
	$1,526	$10,104,360	$21,195	$10,127,081

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$668,150	$0	$0	$668,150

Total Investments	$669,676	$10,104,360	$21,195	$10,795,231

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,782	0	1,782
Over the counter	0	1,673	0	1,673
	$0	$3,455	$0	$3,455

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(618)	$0	$(618)

Totals	$669,676	$10,107,197	$21,195	$10,798,068

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO High Yield Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled within a standard settlement period for the security after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

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(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Notes to Financial Statements (Cont.)

been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of

44	PIMCO HIGH YIELD FUND

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official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and

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liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	47

Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that

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are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$1,115,544	$1,281,196	$(1,729,000)	$773	$(363)	$668,150	$3,696	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

(b) Investments in Securities

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely

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payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  The Fund may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Fund at September 30, 2016 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of

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Notes to Financial Statements (Cont.)

the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Line of Credit  The Fund entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Fund pays financing charges based on a combination of LIBOR-based variable plus a credit spread. The Fund also pays a fee of 0.15% per annum on the unused commitment amounts. The agreements expire on September 5, 2017 unless extended or renewed. There is a maximum available commitment amount for the Fund equal to $575,294,118. Prior to September 6, 2016, the maximum commitment amount was $535,000,000. Commitment, upfront and interest fees of $777,304 paid by the Fund are disclosed as part of interest expense in the Statements of Operations.

During the period, there were no borrowings on this line of credit.

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(b) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized

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Notes to Financial Statements (Cont.)

gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be

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positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids,

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Notes to Financial Statements (Cont.)

together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

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7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

To the extent that the Fund may invest in securities and instruments that are economically tied to Russia, the Fund is subject to various risks such as, but not limited to political, economic, legal,

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Notes to Financial Statements (Cont.)

market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the

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Fund. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	59

Notes to Financial Statements (Cont.)

reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

60	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2016

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Supervisory and Administrative Fee
Institutional Class	0.30%
Class P	0.40%
Administrative Class	0.30%
Class D	0.40%
Class A	0.40%
Class C	0.40%
Class R	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	61

Notes to Financial Statements (Cont.)

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the

62	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2016

extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8, Fees and Expenses and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$131,630	$64,266

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	63

Notes to Financial Statements (Cont.)

effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands†):

U S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$1,794,425	$905,830

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO High Yield Fund
	Six Months Ended 09/30/2016 (Unaudited)		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	302,743	$2,633,599	422,598	$3,603,668
Class P	70,134	598,825	140,789	1,156,161
Administrative Class	7,015	60,689	17,707	154,793
Class D	11,964	103,003	42,664	368,128
Class A	11,692	100,615	29,071	251,006
Class C	1,614	13,877	4,862	42,708
Class R	561	4,842	1,351	11,742

Issued as reinvestment of distributions
Institutional Class	18,610	161,153	50,524	434,664
Class P	1,494	12,939	3,031	25,997
Administrative Class	1,129	9,775	3,452	29,616
Class D	1,260	10,904	3,313	28,498
Class A	1,745	15,114	5,215	44,772
Class C	729	6,309	2,551	21,852
Class R	92	795	299	2,566

Cost of shares redeemed
Institutional Class	(194,045)	(1,663,238)	(524,419)	(4,582,481)
Class P	(165,560)	(1,449,337)	(34,073)	(293,484)
Administrative Class	(7,636)	(65,873)	(23,674)	(205,726)
Class D	(15,461)	(132,528)	(49,731)	(435,143)
Class A	(14,650)	(125,692)	(42,589)	(371,978)
Class C	(4,598)	(39,762)	(14,980)	(130,833)
Class R	(674)	(5,786)	(2,292)	(20,075)
Net increase (decrease) resulting from Fund share transactions	28,158	$250,223	35,669	$136,451

64	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2016

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$10,637,490	$390,739	$(232,998)	$157,741
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	65

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	RDR	RBC Capital Markets
DEU	Deutsche Bank Securities, Inc.	SSB	State Street Bank and Trust Co.
FOB	Credit Suisse Securities (USA) LLC	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
CHF	Swiss Franc	GBP	British Pound
EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles

66	PIMCO HIGH YIELD FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	67

Approval of Investment Advisory Contract and Other Agreements (Cont.)

fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and

68	PIMCO HIGH YIELD FUND

(Unaudited)

promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	69

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and

70	PIMCO HIGH YIELD FUND

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Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be

72	PIMCO HIGH YIELD FUND

(Unaudited)

managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception,

74	PIMCO HIGH YIELD FUND

(Unaudited)

had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

76	PIMCO HIGH YIELD FUND

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4020SAR_093016

PIMCO Funds

Semiannual Report

September 30, 2016

PIMCO Emerging Local Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

PIMCO announced on July 19, 2016 that the firm’s Managing Directors have selected Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer effective November 1, 2016, and PIMCO’s former CEO Douglas Hodge assumed a new role as Managing Director and Senior Advisor effective on the same date.

The announcement of Mr. Roman as PIMCO’s CEO was the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client-service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly-traded alternative asset managers and a leader in liquid, high-alpha investment strategies.

Financial market highlights of the six-month reporting period include:

■

The unexpected outcome of the U.K. referendum in June 2016 dominated headlines and market movements during the first half of the reporting period. Departing from the trend prevalent for the first two months of the period, volatility rose in June as sovereign yields rallied significantly while risk assets generally underperformed. Still, the fundamental backdrop remained mostly intact and expectations for further central bank easing helped anchor risk appetite. Steadier commodity prices and fiscal stimulus in China helped bolster market sentiment, even as central banks remained on hold ahead of the Brexit referendum. Softer-than-expected employment data in the U.S. pushed market expectations for the next Federal Reserve (“Fed”) interest rate hike further out into the future.

■

During the second half of the reporting period, markets generally shook off the surprising result of the Brexit referendum, along with a host of political developments including new leadership in the U.K. and Brazil, a coup attempt in Turkey, and an increasingly acrimonious presidential race in the U.S. In this environment, volatility generally remained low and risk assets rallied. Central banks featured prominently in the headlines as monetary policy concerns (in particular, the longevity of central bank support) lingered beneath the seemingly benign market environment. The Bank of Japan’s “comprehensive review,” inaction by the European Central Bank (“ECB”), and the Fed’s solidifying path towards a potential interest rate increase in December 2016 all contributed to sovereign yields generally rising during this period. Still, equities moved higher (U.S. stock indices set record highs), credit spreads tightened, and emerging market assets continued to gain.

2	PIMCO EMERGING LOCAL BOND FUND

■

U.S. Treasury yields between 1-month through 3-years generally rose, but 2-year yields were flat. The rise in Libor and the potential for a year-end interest rate increase by the Fed caused shorter-term U.S. Treasury yields to rise over the reporting period. In contrast, the growth of negative yielding sovereign and corporate debt in certain global regions and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined. The yield on the benchmark ten-year U.S. Treasury note was 1.60% at the end of the reporting period, compared with 1.78% on March 31, 2016 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.81% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.68% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Bloomberg Barclays U.S. TIPS Index, returned 2.69% over the reporting period. Real interest rates generally declined over the reporting period on risk-off sentiment surrounding the U.K. referendum. Breakeven inflation dropped in the first part of the period as demand for nominal U.S. Treasuries outpaced that of U.S. TIPS, but meaningfully recovered in the last half of the period due to the rally in oil and stronger inflation prints.

■

Diversified commodities, as represented by the Bloomberg Commodity Index Total Return, returned 8.42% over the reporting period. The rebound in commodities was led by the energy sector, which saw choppy price movements for most of the first half of the period before rebounding in the second half of the period on the back of OPEC talks of a potential production cut at their November 2016 meeting and constructive inventory data. Agriculture commodities were mixed over the period, while precious metals posted positive returns on flight-to-quality demand amidst uncertainty surrounding Brexit.

■

Agency mortgage-backed securities (“MBS”), as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index, returned 1.72% over the reporting period. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed reinvestment activity and strong demand from banks and overseas investors. Non-Agency MBS returns were also positive amid limited new supply, a recovering residential real estate market and favorable representation and warranty settlement developments.

■

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 4.76% over the reporting period. Investment grade credit spreads tightened during the period given continued accommodative monetary policy action from global central banks and a positive technical backdrop. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 11.69% over the reporting period, due to the strong recovery experienced by commodity companies and triple-C credits.

■	Tax-exempt municipal bonds, as represented by the Bloomberg Barclays Municipal Bond Index, returned 2.30% over the reporting period. Positive

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Chairman’s Letter (Cont.)

returns were supported by persistent demand for tax-exempt income, as flows into municipal bond mutual funds helped absorb elevated new issue volume. Credit spreads tightened and the high yield municipal bond segment outperformed, driven by a rally in both tobacco and Puerto Rico domiciled securities. Puerto Rico’s relief rally was attributed to U.S. Congress passing legislation that appointed a federal oversight board and which may provide a framework for the restructuring of the island’s $70 billion debt complex.

■

Emerging market (“EM”) debt sectors were lifted by a combination of global drivers, including improving economic fundamentals, a growing appetite for risk assets and strong inflows into the asset class. Despite headwinds from the slowdown in China’s economy, returns were buoyed by the Fed’s slower tightening cycle and stable global commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 9.34% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 5.46% over the reporting period.

■

Global equities, including developed market and emerging market, generally posted positive returns as a result of renewed investor risk appetite and supportive global central bank policies. U.S. equities, as represented by the S&P 500 Index, returned 6.40% over the reporting period. Global equities, as represented by the MSCI World Index, returned 5.92% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 9.75% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO EMERGING LOCAL BOND FUND

Important Information About the PIMCO Emerging Local Bond Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk,

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	5

Important Information About the PIMCO Emerging Local Bond Fund (Cont.)

sovereign debt risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of

6	PIMCO EMERGING LOCAL BOND FUND

purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Emerging Local Bond Fund	12/29/06	12/29/06	05/30/08	10/16/07	07/31/07	07/31/07	07/31/07	—	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	7

Important Information About the PIMCO Emerging Local Bond Fund (Cont.)

contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO EMERGING LOCAL BOND FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2016	9

PIMCO Emerging Local Bond Fund

Cumulative Returns Through September 30, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2016
	6 Months*	1 Year	5 Years	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	6.80%	16.60%	(0.66)%	3.60%
PIMCO Emerging Local Bond Fund Class P	6.75%	16.48%	(0.76)%	3.51%
PIMCO Emerging Local Bond Fund Administrative Class	6.67%	16.30%	(0.91)%	3.34%
PIMCO Emerging Local Bond Fund Class D	6.56%	16.07%	(1.11)%	3.15%
PIMCO Emerging Local Bond Fund Class A	6.56%	16.07%	(1.11)%	3.15%
PIMCO Emerging Local Bond Fund Class A (adjusted)	2.58%	11.78%	(1.86)%	2.75%
PIMCO Emerging Local Bond Fund Class C	6.16%	15.20%	(1.85)%	2.38%
PIMCO Emerging Local Bond Fund Class C (adjusted)	5.16%	14.20%	(1.85)%	2.38%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	5.46%	17.06%	0.06%	4.58%
Lipper Emerging Markets Local Currency Debt Funds Average	5.69%	14.81%	(0.12)%	3.61%

All Fund returns are net of fees and expenses.

* Cumulative return.

Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class M, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented, are 0.90% for the Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.30% for Class D shares, 1.30% for Class A shares, and 2.05% for Class C shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

10	PIMCO EMERGING LOCAL BOND FUND

Institutional Class - PELBX	Class P - PELPX	Administrative Class - PEBLX
Class D - PLBDX	Class A - PELAX	Class C - PELCX

Geographic Breakdown as of 09/30/2016†§

Brazil	16.5%
United States‡	12.5%
Turkey	9.5%
Indonesia	8.8%
Poland	7.1%
Mexico	5.9%
Malaysia	5.0%
South Africa	5.0%
Other	29.7%

†	% of Investments, at value.
‡	Includes Central Funds used for Cash Management Purposes.
§	Geographic Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Investment Objective and Strategy Overview

PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following impacted performance during the reporting period:

»	An overweight to Brazilian local rates added to performance, as Brazilian sovereign yields declined.

»	An overweight to the Russian ruble added to performance, as the ruble appreciated against the dollar.
»	An overweight to Turkish local rates added to performance, as Turkish sovereign yields declined.

»	An overweight to the Mexican peso detracted from performance, as the peso depreciated against the dollar.

»	An underweight to Colombian local duration detracted from performance, as Colombian sovereign yields declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	11

Expense Example  PIMCO Emerging Local Bond Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2016 to September 30, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Beginning Account Value (04/01/16)	Ending Account Value (09/30/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,068.00	$4.77	$1,000.00	$1,020.73	$4.66	0.91%
Class P	1,000.00	1,067.50	5.29	1,000.00	1,020.22	5.17	1.01
Administrative Class	1,000.00	1,066.70	6.08	1,000.00	1,019.46	5.94	1.16
Class D	1,000.00	1,065.60	7.12	1,000.00	1,018.45	6.96	1.36
Class A	1,000.00	1,065.60	7.12	1,000.00	1,018.45	6.96	1.36
Class C	1,000.00	1,061.60	11.02	1,000.00	1,014.65	10.77	2.11

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO EMERGING LOCAL BOND FUND

Benchmark Descriptions

Index*	Description

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	13

Financial Highlights PIMCO Emerging Local Bond Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	Tax Basis Return of Capital	Total	Net Asset Value End of Year or Period
Institutional Class
04/01/2016 - 09/30/2016+	$7.21	$0.21	$0.27	$0.48	$(0.21)	$0.00	$(0.21)	$7.48
03/31/2016	7.92	0.33	(0.68)	(0.35)	0.00	(0.36)	(0.36)	7.21
03/31/2015	9.39	0.42	(1.44)	(1.02)	0.00	(0.45)	(0.45)	7.92
03/31/2014	10.84	0.42	(1.41)	(0.99)	(0.27)	(0.19)	(0.46)	9.39
03/31/2013	10.75	0.46	0.26	0.72	(0.63)	0.00	(0.63)	10.84
03/31/2012	10.72	0.49	0.06	0.55	(0.52)	0.00	(0.52)	10.75

Class P
04/01/2016 - 09/30/2016+	$7.21	$0.21	$0.27	$0.48	$(0.21)	$0.00	$(0.21)	$7.48
03/31/2016	7.92	0.33	(0.69)	(0.36)	0.00	(0.35)	(0.35)	7.21
03/31/2015	9.39	0.41	(1.44)	(1.03)	0.00	(0.44)	(0.44)	7.92
03/31/2014	10.84	0.42	(1.42)	(1.00)	(0.26)	(0.19)	(0.45)	9.39
03/31/2013	10.75	0.45	0.26	0.71	(0.62)	0.00	(0.62)	10.84
03/31/2012	10.72	0.48	0.06	0.54	(0.51)	0.00	(0.51)	10.75

Administrative Class
04/01/2016 - 09/30/2016+	$7.21	$0.20	$0.27	$0.47	$(0.20)	$0.00	$(0.20)	$7.48
03/31/2016	7.92	0.31	(0.68)	(0.37)	0.00	(0.34)	(0.34)	7.21
03/31/2015	9.39	0.40	(1.45)	(1.05)	0.00	(0.42)	(0.42)	7.92
03/31/2014	10.84	0.40	(1.42)	(1.02)	(0.24)	(0.19)	(0.43)	9.39
03/31/2013	10.75	0.43	0.27	0.70	(0.61)	0.00	(0.61)	10.84
03/31/2012	10.72	0.50	0.02	0.52	(0.49)	0.00	(0.49)	10.75

Class D
04/01/2016 - 09/30/2016+	$7.21	$0.19	$0.28	$0.47	$(0.20)	$0.00	$(0.20)	$7.48
03/31/2016	7.92	0.30	(0.68)	(0.38)	0.00	(0.33)	(0.33)	7.21
03/31/2015	9.39	0.39	(1.46)	(1.07)	0.00	(0.40)	(0.40)	7.92
03/31/2014	10.84	0.38	(1.42)	(1.04)	(0.22)	(0.19)	(0.41)	9.39
03/31/2013	10.75	0.41	0.27	0.68	(0.59)	0.00	(0.59)	10.84
03/31/2012	10.72	0.45	0.05	0.50	(0.47)	0.00	(0.47)	10.75

14	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

6.80%	$4,127,183	0.91	%*	0.90	%*	5.65	%*	31%
(4.30)	4,828,418	0.90		0.90		4.56		58
(11.37)	7,582,732	0.90		0.90		4.62		60
(9.20)	9,438,546	0.90		0.90		4.32		37
6.91	12,155,271	0.90		0.90		4.29		47
5.27	9,439,420	0.90		0.90		4.56		22

6.75%	$102,737	1.01	%*	1.00	%*	5.55	%*	31%
(4.40)	109,314	1.00		1.00		4.46		58
(11.46)	206,380	1.00		1.00		4.54		60
(9.29)	404,390	1.00		1.00		4.20		37
6.81	1,171,328	1.00		1.00		4.19		47
5.16	1,301,738	1.00		1.00		4.52		22

6.67%	$9,136	1.16	%*	1.15	%*	5.40	%*	31%
(4.54)	8,957	1.15		1.15		4.27		58
(11.59)	32,912	1.15		1.15		4.38		60
(9.42)	39,997	1.15		1.15		4.07		37
6.64	46,695	1.15		1.15		4.03		47
5.00	41,861	1.15		1.15		4.58		22

6.56%	$32,201	1.36	%*	1.35	%*	5.20	%*	31%
(4.73)	30,064	1.35		1.35		4.11		58
(11.79)	52,149	1.35		1.35		4.21		60
(9.61)	717,346	1.35		1.35		3.87		37
6.43	874,837	1.35		1.35		3.84		47
4.80	825,865	1.35		1.35		4.20		22

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	15

Financial Highlights PIMCO Emerging Local Bond Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	Tax Basis Return of Capital	Total	Net Asset Value End of Year or Period
Class A
04/01/2016 - 09/30/2016+	$7.21	$0.19	$0.28	$0.47	$(0.20)	$0.00	$(0.20)	$7.48
03/31/2016	7.92	0.30	(0.68)	(0.38)	0.00	(0.33)	(0.33)	7.21
03/31/2015	9.39	0.39	(1.45)	(1.06)	0.00	(0.41)	(0.41)	7.92
03/31/2014	10.84	0.38	(1.42)	(1.04)	(0.22)	(0.19)	(0.41)	9.39
03/31/2013	10.75	0.41	0.27	0.68	(0.59)	0.00	(0.59)	10.84
03/31/2012	10.72	0.45	0.05	0.50	(0.47)	0.00	(0.47)	10.75
Class C
04/01/2016 - 09/30/2016+	$7.21	$0.17	$0.27	$0.44	$(0.17)	$0.00	$(0.17)	$7.48
03/31/2016	7.92	0.25	(0.69)	(0.44)	0.00	(0.27)	(0.27)	7.21
03/31/2015	9.39	0.32	(1.45)	(1.13)	0.00	(0.34)	(0.34)	7.92
03/31/2014	10.84	0.31	(1.42)	(1.11)	(0.15)	(0.19)	(0.34)	9.39
03/31/2013	10.75	0.33	0.26	0.59	(0.50)	0.00	(0.50)	10.84
03/31/2012	10.72	0.36	0.06	0.42	(0.39)	0.00	(0.39)	10.75

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

16	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Interest Expense		Net Investment Income		Portfolio Turnover Rate

6.56%	$49,825	1.36	%*	1.35	%*	5.20	%*	31%
(4.73)	48,860	1.35		1.35		4.12		58
(11.77)	82,985	1.35		1.35		4.20		60
(9.61)	208,199	1.35		1.35		3.86		37
6.43	545,392	1.35		1.35		3.83		47
4.80	479,684	1.35		1.35		4.18		22

6.16%	$23,487	2.11	%*	2.10	%*	4.46	%*	31%
(5.45)	23,905	2.10		2.10		3.37		58
(12.43)	41,587	2.10		2.10		3.45		60
(10.29)	84,128	2.10		2.10		3.11		37
5.64	188,875	2.10		2.10		3.09		47
4.02	194,451	2.10		2.10		3.38		22

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	17

Statement of Assets and Liabilities PIMCO Emerging Local Bond Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$4,127,004
Investments in Affiliates	238,747
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,480
Over the counter	104,567
Deposits with counterparty	13,083
Foreign currency, at value	29,278
Receivable for investments sold	84,933
Receivable for TBA investments sold	6,636
Receivable for Fund shares sold	1,973
Interest and/or dividends receivable	56,661
Dividends receivable from Affiliates	152
Total Assets	4,665,514

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$3,322
Financial Derivative Instruments
Exchange-traded or centrally cleared	876
Over the counter	109,923
Payable for investments purchased	158,412
Payable for investments in Affiliates purchased	152
Payable for TBA investments purchased	3,324
Deposits from counterparty	31,019
Payable for Fund shares redeemed	4,989
Distributions payable	978
Overdraft due to custodian	219
Accrued investment advisory fees	1,701
Accrued supervisory and administrative fees	1,728
Accrued distribution fees	24
Accrued servicing fees	16
Accrued taxes payable	3,294
Other liabilities	968
Total Liabilities	320,945

Net Assets	$4,344,569

Net Assets Consist of:
Paid in capital	$5,326,040
(Overdistributed) net investment income	(232,592)
Accumulated undistributed net realized (loss)	(295,877)
Net unrealized (depreciation)	(453,002)
Net Assets	$4,344,569

Cost of investments in securities	$4,555,642
Cost of investments in Affiliates	$238,751
Cost of foreign currency held	$29,456
Proceeds received on short sales	$3,323
Cost or premiums of financial derivative instruments, net	$(5,503)

* Includes repurchase agreements of:	$4,976

18	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

September 30, 2016 (Unaudited)

Net Assets:
Institutional Class	$4,127,183
Class P	102,737
Administrative Class	9,136
Class D	32,201
Class A	49,825
Class C	23,487
Shares Issued and Outstanding:
Institutional Class	551,929
Class P	13,739
Administrative Class	1,222
Class D	4,306
Class A	6,663
Class C	3,141
Net Asset Value Per Share Outstanding:
Institutional Class	$7.48
Class P	7.48
Administrative Class	7.48
Class D	7.48
Class A	7.48
Class C	7.48

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	19

Statement of Operations PIMCO Emerging Local Bond Fund

Six Months Ended September 30, 2016 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$145,335
Dividends from Investments in Affiliates	1,141
Total Income	146,476

Expenses:
Investment advisory fees	10,058
Supervisory and administrative fees	10,220
Distribution and/or servicing fees - Administrative Class	12
Distribution and/or servicing fees - Class D	40
Distribution fees - Class C	90
Servicing fees - Class A	66
Servicing fees - Class C	30
Trustee fees	17
Interest expense	263
Total Expenses	20,796

Net Investment Income	125,680

Net Realized Gain (Loss):
Investments in securities	(187,378)
Investments in Affiliates	345
Exchange-traded or centrally cleared financial derivative instruments	109
Over the counter financial derivative instruments	130,330
Foreign currency	(23,766)

Net Realized (Loss)	(80,360)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	314,986
Investments in Affiliates	(199)
Exchange-traded or centrally cleared financial derivative instruments	630
Over the counter financial derivative instruments	(90,722)
Foreign currency assets and liabilities	(2,938)

Net Change in Unrealized Appreciation	221,757

Net Increase in Net Assets Resulting from Operations	$267,077

* Foreign tax withholdings	$1,321

20	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Emerging Local Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
(Decrease) in Net Assets from:

Operations:
Net investment income	$125,680	$285,484
Net realized (loss)	(80,360)	(1,763,904)
Net change in unrealized appreciation	221,757	1,031,121

Net Increase (Decrease) in Net Assets Resulting from Operations	267,077	(447,299)

Distributions to Shareholders:
From net investment income
Institutional Class	(121,857)	0
Class P	(3,071)	0
Administrative Class	(253)	0
Class D	(841)	0
Class A	(1,405)	0
Class C	(547)	0
Tax basis return of capital
Institutional Class	0	(297,338)
Class P	0	(7,301)
Administrative Class	0	(1,090)
Class D	0	(1,736)
Class A	0	(2,813)
Class C	0	(1,135)

Total Distributions(a)	(127,974)	(311,413)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(844,052)	(2,190,515)

Total (Decrease) in Net Assets	(704,949)	(2,949,227)

Net Assets:
Beginning of period	5,049,518	7,998,745
End of period*	$4,344,569	$5,049,518

*Including (overdistributed) net investment income of:	$(232,592)	$(230,298)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	21

Schedule of Investments PIMCO Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.0%

ARGENTINA 1.3%

SOVEREIGN ISSUES 1.3%
Argentine Government International Bond
8.750% due 06/02/2017		$15,200	$15,899
18.200% due 10/03/2021 (a)	ARS	611,900	39,839

Total Argentina (Cost $55,706)			55,738

BERMUDA 0.0%

CORPORATE BONDS & NOTES 0.0%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$900	901

Total Bermuda (Cost $900)			901

BRAZIL 16.7%

CORPORATE BONDS & NOTES 2.5%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$32,200	32,449
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	396
Caixa Economica Federal
2.375% due 11/06/2017		9,900	9,815
4.500% due 10/03/2018		4,900	4,973
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		1,000	986
6.875% due 07/30/2019		800	846
Petrobras Global Finance BV
4.875% due 03/17/2020		2,700	2,735
5.750% due 01/20/2020		16,400	16,941
6.125% due 10/06/2016		14,250	14,255
7.875% due 03/15/2019		3,474	3,769
8.375% due 05/23/2021		17,700	19,438

			106,603

SOVEREIGN ISSUES 14.2%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		15,510	16,363
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	305,030	90,848
0.000% due 04/01/2017 (d)		432,400	124,939
0.000% due 07/01/2017 (d)		384,000	107,963
0.000% due 01/01/2018 (d)		38,000	10,134
0.000% due 07/01/2018 (d)		297,200	75,288
0.000% due 01/01/2019 (d)		34,000	8,189
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		110,050	32,353

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.000% due 01/01/2025	BRL	524,025	$149,088

			615,165

Total Brazil (Cost $722,748)			721,768

CANADA 0.3%

CORPORATE BONDS & NOTES 0.3%
Toronto-Dominion Bank
1.255% due 07/23/2018		$15,000	15,021

Total Canada (Cost $15,000)			15,021

CAYMAN ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%
Alibaba Group Holding Ltd.
1.349% due 11/28/2017		$3,100	3,097
1.625% due 11/28/2017		4,000	4,010
Anstock Ltd.
2.125% due 07/24/2017		7,500	7,510
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (d)		1,841	1,786
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,425	449
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (h)		8,604	1,678
6.750% due 10/01/2023 (h)		1,112	217
QNB Finance Ltd.
2.002% due 10/31/2016		1,050	1,051

Total Cayman Islands (Cost $25,262)			19,798

CHILE 0.4%

CORPORATE BONDS & NOTES 0.2%
Banco del Estado de Chile
2.000% due 11/09/2017		$200	201
Banco Santander Chile
1.565% due 04/11/2017		9,500	9,519

			9,720

SOVEREIGN ISSUES 0.2%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,835,701	3,445
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		786,729	1,213
3.000% due 07/01/2018		1,468,561	2,321

22	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 10/01/2018	CLP	39,336	$63

			7,042

Total Chile (Cost $16,621)			16,762

CHINA 0.5%

CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.445% due 04/10/2017		$19,100	19,110

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	6,280	1,008
China Government International Bond
3.290% due 04/18/2020		14,770	2,276
3.380% due 05/23/2023		2,000	312
4.080% due 08/22/2023		2,100	342

			3,938

Total China (Cost $23,057)			23,048

COLOMBIA 4.0%

CORPORATE BONDS & NOTES 0.7%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	13,100,000	4,105
8.375% due 02/01/2021		79,448,000	26,769

			30,874

SOVEREIGN ISSUES 3.3%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	8,158
Colombia Government International Bond
9.850% due 06/28/2027		4,168,000	1,771
Colombian TES
7.000% due 05/04/2022		23,285,900	8,251
7.500% due 08/26/2026		132,843,400	47,933
7.750% due 09/18/2030		10,000,000	3,675
10.000% due 07/24/2024		151,117,800	62,429
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		39,945,000	12,570

			144,787

Total Colombia (Cost $268,881)			175,661

CZECH REPUBLIC 0.2%

SOVEREIGN ISSUES 0.2%
Czech Republic Government International Bond
0.360% due 10/27/2016	CZK	212,000	8,819

Total Czech Republic (Cost $8,349)			8,819

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EL SALVADOR 0.1%

SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$5,990	$6,424

Total El Salvador (Cost $6,442)			6,424

GERMANY 0.0%

CORPORATE BONDS & NOTES 0.0%
Deutsche Bank AG
1.299% due 05/30/2017		$1,800	1,759

Total Germany (Cost $1,800)			1,759

HONG KONG 0.2%

CORPORATE BONDS & NOTES 0.2%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$7,000	7,008

Total Hong Kong (Cost $6,995)			7,008

HUNGARY 0.5%

SOVEREIGN ISSUES 0.5%
Hungary Government International Bond
5.500% due 06/24/2025	HUF	626,300	2,779
6.000% due 11/24/2023		1,000,000	4,530
6.500% due 06/24/2019		441,000	1,838
6.750% due 11/24/2017		478,000	1,869
7.500% due 11/12/2020		1,944,300	8,759

Total Hungary (Cost $21,587)			19,775

INDIA 1.9%

CORPORATE BONDS & NOTES 0.1%
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		$5,000	5,080

SOVEREIGN ISSUES 1.8%
Export-Import Bank of India
4.000% due 08/07/2017		1,000	1,018
India Government International Bond
7.720% due 05/25/2025	INR	1,840,000	28,891
8.120% due 12/10/2020		2,296,710	36,096
8.400% due 07/28/2024		755,000	12,237

			78,242

Total India (Cost $81,010)			83,322

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	23

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDONESIA 8.9%

CORPORATE BONDS & NOTES 1.3%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$13,925	$14,064
Majapahit Holding BV
7.250% due 06/28/2017		24,717	25,669
7.750% due 10/17/2016		14,500	14,518

			54,251

SOVEREIGN ISSUES 7.6%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	31,458,000	2,252
6.125% due 05/15/2028		6,500,000	456
6.375% due 04/15/2042		454,596,000	30,276
6.875% due 01/17/2018		$3,380	3,604
7.000% due 05/15/2027	IDR	54,700,000	4,192
8.250% due 06/15/2032		423,321,000	35,349
8.375% due 09/15/2026		58,110,000	4,853
8.375% due 03/15/2034		7,316,000	613
8.750% due 05/15/2031		462,740,000	39,993
8.750% due 02/15/2044		45,862,000	3,944
9.500% due 07/15/2031		340,585,000	31,161
9.500% due 05/15/2041		333,047,000	30,722
10.000% due 09/15/2024		113,300,000	10,237
10.000% due 02/15/2028		456,198,000	42,334
10.500% due 08/15/2030		458,863,000	44,824
10.500% due 07/15/2038		295,238,000	29,465
11.000% due 09/15/2025		111,764,000	10,745
12.800% due 06/15/2021		1,980,000	187
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		$4,600	4,657

			329,864

Total Indonesia (Cost $467,461)			384,115

IRELAND 0.7%

CORPORATE BONDS & NOTES 0.7%
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019	RUB	1,920,900	30,050
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	202

Total Ireland (Cost $25,859)			30,252

ISRAEL 0.3%

CORPORATE BONDS & NOTES 0.3%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$11,200	11,213

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		$3,400	$3,601

Total Israel (Cost $14,720)			14,814

KAZAKHSTAN 1.2%

CORPORATE BONDS & NOTES 1.2%
Intergas Finance BV
6.375% due 05/14/2017		$5,665	5,806
KazMunayGas National Co. JSC
9.125% due 07/02/2018		7,600	8,408
Samruk-Energy JSC
3.750% due 12/20/2017		36,110	36,376

Total Kazakhstan (Cost $49,932)			50,590

LUXEMBOURG 1.5%

CORPORATE BONDS & NOTES 1.5%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		$20,540	20,679
8.146% due 04/11/2018		18,990	20,558
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		3,050	3,118
8.625% due 02/17/2017	RUB	281,800	4,473
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$14,300	14,543

Total Luxembourg (Cost $66,759)			63,371

MALAYSIA 5.1%

SOVEREIGN ISSUES 5.1%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	814
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	2,470	603
3.492% due 03/31/2020		60,976	14,886
3.502% due 05/31/2027		30,400	7,167
3.795% due 09/30/2022		100,860	24,841
3.800% due 08/17/2023		22,200	5,482
3.844% due 04/15/2033		24,000	5,579
3.892% due 03/15/2027		12,033	2,936
3.955% due 09/15/2025		91,950	22,698
4.127% due 04/15/2032		13,100	3,174
4.160% due 07/15/2021		3,900	980
4.181% due 07/15/2024		39,862	10,033
4.232% due 06/30/2031		79,097	19,825
4.254% due 05/31/2035		13,990	3,444
4.392% due 04/15/2026		8,300	2,117
4.498% due 04/15/2030		152,092	38,741
4.709% due 09/15/2026		8,600	2,239
4.736% due 03/15/2046		13,290	3,364
4.837% due 07/15/2025 (h)		7,400	1,941

24	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.935% due 09/30/2043	MYR	67,900	$17,404
5.248% due 09/15/2028 (h)		30,000	8,148
Malaysia Government Investment Issue
3.990% due 10/15/2025		81,197	19,974
4.070% due 09/30/2026		5,700	1,432
4.444% due 05/22/2024		6,800	1,730

Total Malaysia (Cost $232,977)			219,552

		SHARES
MEXICO 5.9%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		742,577	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.0%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	595,800	30,082
8.460% due 12/18/2036		141,900	7,278
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$1,200	0
Hipotecaria Su Casita S.A. de C.V.
7.130% due 06/28/2018 ^	MXN	78,163	316
Petroleos Mexicanos
5.750% due 03/01/2018		$6,680	7,058
7.190% due 09/12/2024	MXN	903,300	42,932

			87,666

SOVEREIGN ISSUES 3.9%
Mexico Government International Bond
4.500% due 12/04/2025 (f)		890,859	52,777
5.000% due 12/11/2019		218,300	11,059
6.500% due 06/09/2022		81,200	4,330
8.000% due 06/11/2020		300,090	16,693
8.500% due 12/13/2018		1,458,500	79,828
8.500% due 05/31/2029		73,400	4,533

			169,220

Total Mexico (Cost $330,893)			256,886

NETHERLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%
Waha Aerospace BV
3.925% due 07/28/2020		$600	624

Total Netherlands (Cost $624)			624

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 1.5%

SOVEREIGN ISSUES 1.5%
Peru Government International Bond
5.700% due 08/12/2024	PEN	41,804	$12,691
6.350% due 08/12/2028 (a)		40,300	11,895
6.850% due 02/12/2042		68,300	21,552
6.900% due 08/12/2037		40,930	13,111
8.200% due 08/12/2026		13,200	4,647

Total Peru (Cost $71,076)			63,896

PHILIPPINES 0.8%

CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$900	904

SOVEREIGN ISSUES 0.8%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,082,000	22,367
4.950% due 01/15/2021		638,000	13,798

			36,165

Total Philippines (Cost $41,688)			37,069

POLAND 7.2%

SOVEREIGN ISSUES 7.2%
Poland Government International Bond
1.750% due 07/25/2021	PLN	108,100	27,596
2.000% due 04/25/2021		20,800	5,395
2.500% due 07/25/2026		423,400	106,987
3.250% due 07/25/2025		231,400	62,466
4.000% due 10/25/2023		188,300	53,500
5.750% due 10/25/2021		184,167	55,945
5.750% due 09/23/2022		700	217

Total Poland (Cost $322,296)			312,106

ROMANIA 3.7%

SOVEREIGN ISSUES 3.7%
Romania Government International Bond
4.750% due 02/24/2025	RON	143,350	41,384
5.800% due 07/26/2027		180,600	57,173
5.850% due 04/26/2023		76,300	23,118
5.950% due 06/11/2021		130,000	38,424

Total Romania (Cost $159,381)			160,099

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	25

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 3.6%

SOVEREIGN ISSUES 3.6%
Russia Government International Bond
6.400% due 05/27/2020	RUB	370,200	$5,571
6.800% due 12/11/2019		1,374,700	20,972
7.000% due 01/25/2023		4,800	73
7.000% due 08/16/2023		508,500	7,661
7.050% due 01/19/2028		390,000	5,790
7.500% due 08/18/2021		396,300	6,137
7.600% due 04/14/2021		162,100	2,517
7.600% due 07/20/2022		3,534,269	54,842
8.150% due 02/03/2027		1,390,500	22,448
8.500% due 09/17/2031		1,917,400	31,450

Total Russia (Cost $227,164)			157,461

SOUTH AFRICA 5.1%

CORPORATE BONDS & NOTES 0.3%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (d)	ZAR	212,800	4,086
0.000% due 12/31/2032 (d)		540,000	6,110
Transnet SOC Ltd.
10.000% due 03/30/2029		30,000	1,999

			12,195

SOVEREIGN ISSUES 4.8%
South Africa Government International Bond
6.250% due 03/31/2036		58,900	3,139
6.750% due 03/31/2021		181,000	12,559
7.000% due 02/28/2031		977,027	59,598
7.750% due 02/28/2023		100,100	7,087
8.000% due 01/31/2030		832,200	55,856
8.250% due 03/31/2032		770,500	52,017
8.500% due 01/31/2037		165,200	11,153
8.750% due 01/31/2044		8,600	587
8.875% due 02/28/2035		69,500	4,914

			206,910

Total South Africa (Cost $261,196)			219,105

SOUTH KOREA 1.0%

CORPORATE BONDS & NOTES 0.2%
Kookmin Bank
1.609% due 01/27/2017		$3,000	3,000
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		900	909
Shinhan Bank
1.311% due 04/08/2017		4,600	4,603

			8,512

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
1.423% due 01/14/2017		$5,200	$5,207
8.100% due 03/24/2018	IDR	314,200,000	24,126
Korea Development Bank
3.500% due 08/22/2017		$1,200	1,224
3.875% due 05/04/2017		1,600	1,625
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,800	1,807

			33,989

Total South Korea (Cost $40,421)			42,501

SPAIN 0.1%

SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	1,300	1,466
4.750% due 06/04/2018		600	700
4.900% due 09/15/2021		650	753
4.950% due 02/11/2020		300	360

Total Spain (Cost $3,250)			3,279

SRI LANKA 0.1%

SOVEREIGN ISSUES 0.1%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$6,100	6,177

Total Sri Lanka (Cost $6,230)			6,177

SUPRANATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%
Inter-American Development Bank
7.875% due 03/14/2023	IDR	231,500,000	18,879

Total Supranational (Cost $17,456)			18,879

THAILAND 0.3%

SOVEREIGN ISSUES 0.3%
Thailand Government International Bond
1.250% due 03/12/2028 (f)	THB	385,998	10,417
3.400% due 06/17/2036		108,957	3,551
4.675% due 06/29/2044		1,300	52
4.875% due 06/22/2029		11,000	407

Total Thailand (Cost $15,335)			14,427

26	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 9.5%

CORPORATE BONDS & NOTES 0.2%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	$7,511

SOVEREIGN ISSUES 9.3%
Turkey Government International Bond
6.300% due 02/14/2018	TRY	100	32
7.100% due 03/08/2023		199,600	59,489
7.400% due 02/05/2020		135,300	43,278
8.000% due 03/12/2025		69,563	21,276
8.800% due 09/27/2023		208,400	67,290
9.000% due 07/24/2024		41,600	13,524
9.400% due 07/08/2020		336,600	113,911
9.500% due 01/12/2022		15,000	5,069
10.400% due 03/27/2019		8,900	3,083
10.400% due 03/20/2024		134,400	47,102
10.600% due 02/11/2026		42,400	15,091
10.700% due 02/17/2021		46,000	16,252

			405,397

Total Turkey (Cost $451,899)			412,908

UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		$1,400	1,298
8.000% due 08/10/2025 (g)		700	660

Total United Kingdom (Cost $2,100)			1,958

UNITED STATES 5.2%

ASSET-BACKED SECURITIES 0.5%
Ameriquest Mortgage Securities Trust
0.795% due 04/25/2036		$2,267	2,255
Credit-Based Asset Servicing and Securitization LLC
0.644% due 07/25/2037		21	13
Fieldstone Mortgage Investment Trust
0.715% due 05/25/2036		2,292	1,603
Fremont Home Loan Trust
0.935% due 11/25/2035		500	377
HSI Asset Securitization Corp. Trust
0.665% due 01/25/2037		1,833	1,307
0.815% due 11/25/2035		520	512
Lehman XS Trust
6.160% due 01/25/2036		5,474	4,127
MASTR Asset-Backed Securities Trust
0.745% due 11/25/2036		4,989	3,344
0.805% due 05/25/2037		1,655	1,020

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
2.495% due 11/25/2036 ^		$314	$153
Securitized Asset-Backed Receivables LLC Trust
0.815% due 12/25/2035		2,574	2,338
SLM Student Loan Trust
0.253% due 01/25/2040	EUR	2,400	2,128
Soundview Home Loan Trust
0.875% due 03/25/2036		$1,900	1,595
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		704	714
Wells Fargo Home Equity Asset-Backed Securities Trust
0.755% due 04/25/2037		884	804
0.845% due 03/25/2037		2,000	1,508

			23,798

CORPORATE BONDS & NOTES 2.0%
Bank of America Corp.
3.958% due 10/21/2025	MXN	58,000	3,284
International Lease Finance Corp.
6.250% due 05/15/2019		$1,700	1,847
8.250% due 12/15/2020		300	357
JPMorgan Chase & Co.
2.322% due 03/01/2021		11,100	11,382
JPMorgan Chase Bank N.A.
1.259% due 06/02/2017		54,200	54,226
Nissan Motor Acceptance Corp.
1.385% due 03/03/2017		4,275	4,283
Rio Oil Finance Trust
9.750% due 01/06/2027		1,971	1,799
Wachovia Corp.
1.050% due 10/15/2016		2,400	2,401
Wells Fargo & Co.
1.139% due 06/02/2017		5,200	5,201

			84,780

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Trust
3.056% due 03/20/2036		102	95
BCAP LLC Trust
0.695% due 01/25/2037 ^		534	433
2.413% due 05/26/2037		5,182	4,246
Bear Stearns Adjustable Rate Mortgage Trust
2.884% due 01/25/2035		21	20
2.973% due 02/25/2036 ^		222	187
Bear Stearns ALT-A Trust
2.957% due 08/25/2036 ^		460	319
3.142% due 09/25/2035		42	37

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	27

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.887% due 03/25/2034	$24	$24
3.050% due 07/25/2046 ^	107	99
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	166	145
Countrywide Alternative Loan Trust
0.875% due 05/25/2036 ^	3,305	1,733
Countrywide Home Loan Mortgage Pass-Through Trust
3.026% due 09/25/2047 ^	80	71
GreenPoint Mortgage Funding Trust
0.965% due 06/25/2045	241	213
GSMPS Mortgage Loan Trust
0.875% due 01/25/2036	451	380
GSR Mortgage Loan Trust
3.108% due 11/25/2035 ^	147	122
HarborView Mortgage Loan Trust
0.872% due 06/20/2035	914	840
3.162% due 08/19/2036 ^	31	28
HomeBanc Mortgage Trust
2.782% due 04/25/2037 ^	161	136
JPMorgan Mortgage Trust
3.162% due 06/25/2036 ^	851	738
Luminent Mortgage Trust
0.704% due 12/25/2036 ^	82	69
MASTR Alternative Loan Trust
0.925% due 03/25/2036	102	21
Morgan Stanley Mortgage Loan Trust
2.636% due 06/25/2036	39	37
Residential Accredit Loans, Inc. Trust
4.404% due 02/25/2036 ^	181	145
Residential Asset Securitization Trust
0.925% due 01/25/2046 ^	212	101
Sequoia Mortgage Trust
2.773% due 01/20/2047 ^	71	58
Structured Adjustable Rate Mortgage Loan Trust
1.889% due 01/25/2035	96	75
3.210% due 03/25/2036 ^	135	110
Structured Asset Mortgage Investments Trust
0.675% due 02/25/2037	4,014	3,344
TBW Mortgage-Backed Trust
6.040% due 01/25/2037	2,110	1,166
Thornburg Mortgage Securities Trust
2.781% due 06/25/2047 ^	1,223	1,098
WaMu Mortgage Pass-Through Certificates Trust
0.895% due 05/25/2034	516	440
2.026% due 01/25/2037 ^	143	122
2.251% due 12/25/2036 ^	87	76
2.303% due 04/25/2037 ^	95	83
2.790% due 09/25/2036 ^	148	135

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
1.025% due 07/25/2037 ^		$119	$101
3.015% due 07/25/2036 ^		900	867

			17,914

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039		29	33

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Bonds
2.500% due 02/15/2046		97,100	100,709

Total United States (Cost $221,460)			227,234

VIRGIN ISLANDS (BRITISH) 0.4%

CORPORATE BONDS & NOTES 0.4%
Cheung Kong Infrastructure Finance BVI Ltd.
1.557% due 06/20/2017		$15,800	15,749

Total Virgin Islands (British) (Cost $15,790)			15,749

SHORT-TERM INSTRUMENTS 5.9%

REPURCHASE AGREEMENTS (i) 0.1%
			4,976

ARGENTINA TREASURY BILLS 1.1%
29.549% due 12/28/2016 - 01/25/2017 (c)(d)	ARS	778,300	47,651

JAPAN TREASURY BILLS 3.0%
(0.265)% due 10/11/2016 (d)(e)	JPY	13,370,000	$131,852

U.S. TREASURY BILLS 1.7%
0.511% due 03/02/2017 - 03/16/2017 (c)(d)(k)(m)		$73,796	73,669

Total Short-Term Instruments (Cost $255,317)			258,148

Total Investments in Securities (Cost $4,555,642)			4,127,004

28	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.5%

SHORT-TERM INSTRUMENTS 5.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	24,150,019	$238,747

Total Short-Term Instruments (Cost $238,751)		238,747

Total Investments in Affiliates (Cost $238,751)		238,747

Total Investments 100.5% (Cost $4,794,393)		$4,365,751

Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $(5,503))		(3,752)

Other Assets and Liabilities, net (0.4)%		(17,430)

Net Assets 100.0%		$4,344,569

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	4.837%	07/15/2025	07/25/2014	$2,481	$1,941	0.04%
Malaysia Government International Bond	5.248	09/15/2028	07/30/2014	10,337	8,148	0.19
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	06/23/2015 - 09/21/2015	5,865	1,678	0.04
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/25/2015 - 07/14/2015	840	217	0.00

				$19,523	$11,984	0.27%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	29

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$4,976	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	$(5,079)	$4,976	$4,976

Total Repurchase Agreements						$(5,079)	$4,976	$4,976

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(56,544) at a weighted average interest rate of 0.357%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac, TBA	5.000%	11/01/2046	$3,000	$(3,323)	$(3,322)

Total Short Sales				$(3,323)	$(3,322)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$4,976	$0	$0	$4,976	$(5,079)	$(103)

Total Borrowings and Other Financing Transactions	$4,976	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

30	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	Short	12/2016	134	$(286)	$68	$0

Total Futures Contracts				$(286)	$68	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	129,000	$(4,707)	$50	$0	$(1)
Receive	1-Year BRL-CDI	15.500	01/02/2018		407,600	(5,252)	(185)	0	0
Receive	1-Year BRL-CDI	14.140	01/02/2018		578,100	(3,375)	(846)	0	(4)
Receive	1-Year BRL-CDI	13.375	01/02/2018		242,700	(392)	(150)	0	(3)
Pay	1-Year BRL-CDI	11.610	01/02/2018		347,070	(3,576)	334	7	0
Pay	1-Year BRL-CDI	12.360	01/02/2018		872,530	(3,971)	620	14	0
Receive	1-Year BRL-CDI	12.440	01/02/2019		355,700	(1,193)	119	0	(21)
Pay	1-Year BRL-CDI	14.460	01/02/2019		165,600	2,416	475	5	0
Pay	1-Year BRL-CDI	15.960	01/02/2019		1,728,800	41,403	5,598	13	0
Pay	1-Year BRL-CDI	11.380	01/02/2020		629,500	(192)	(214)	105	0
Receive	1-Year BRL-CDI	16.395	01/04/2021		102,900	(4,112)	(116)	0	(21)
Receive	1-Year BRL-CDI	16.150	01/04/2021		285,100	(10,874)	(1,072)	0	(60)
Receive	1-Year BRL-CDI	13.345	01/04/2021		166,400	(2,364)	(289)	0	(54)
Receive	1-Year BRL-CDI	13.320	01/04/2021		155,300	(2,170)	(616)	0	(51)
Receive	1-Year BRL-CDI	12.190	01/04/2021		48,100	(271)	(173)	0	(18)
Receive	1-Year BRL-CDI	12.055	01/04/2021		26,100	(44)	(98)	0	(10)
Pay	1-Year BRL-CDI	12.200	01/04/2021		55,200	315	107	20	0
Pay	1-Year BRL-CDI	12.230	01/04/2021		193,300	779	697	73	0
Pay	1-Year BRL-CDI	12.800	01/04/2021		88,700	754	126	31	0
Pay	1-Year BRL-CDI	12.810	01/04/2021		278,700	2,397	521	99	0
Pay	1-Year BRL-CDI	15.445	01/04/2021		30,680	1,012	40	7	0
Pay	1-Year BRL-CDI	15.590	01/04/2021		117,700	4,035	149	27	0
Pay	3-Month PLN-WIBOR *	1.500	03/15/2019	PLN	125,000	(145)	(100)	1	0
Pay	3-Month PLN-WIBOR	1.750	09/16/2020		10,700	(10)	19	0	0
Receive	3-Month PLN-WIBOR	2.500	03/16/2026		43,200	(394)	(366)	14	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017	$	70,600	(746)	(410)	4	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		8,000	(623)	(650)	40	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		57,100	(1,266)	1	306	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		78,000	(17,963)	(15,741)	1,424	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,400	(239)	(179)	25	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		2,500	(251)	(47)	45	0
Pay	3-Month ZAR-JIBAR *	7.500	03/15/2019	ZAR	227,500	15	30	0	(7)
Receive	3-Month ZAR-JIBAR	9.265	03/16/2021		500,000	(2,304)	(2,305)	21	0
Pay	3-Month ZAR-JIBAR	8.750	03/16/2021		99,500	317	82	0	(4)
Pay	3-Month ZAR-JIBAR *	7.750	03/15/2022		127,300	2	24	0	(6)
Pay	3-Month ZAR-JIBAR *	8.000	03/15/2022		1,407,700	1,041	335	0	(154)
Pay	3-Month ZAR-JIBAR	8.340	04/17/2024		10,000	18	18	0	(1)
Pay	3-Month ZAR-JIBAR	9.500	03/16/2026		274,400	1,959	1,890	3	0
Pay	3-Month ZAR-JIBAR	9.500	09/16/2026		289,000	2,091	2,194	5	0
Pay	3-Month ZAR-JIBAR *	8.250	03/15/2027		110,300	58	67	2	0
Pay	3-Month ZAR-JIBAR *	8.300	03/15/2027		93,900	72	17	2	0
Pay	3-Month ZAR-JIBAR *	8.500	03/15/2027		591,500	1,025	384	11	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	31

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	28-Day MXN-TIIE	4.380%	10/12/2016	MXN	67,600	$1	$13	$0	$0
Receive	28-Day MXN-TIIE	4.355	10/12/2016		37,600	0	0	0	0
Pay	28-Day MXN-TIIE	4.650	03/21/2018		7,000	(5)	(4)	0	(1)
Pay	28-Day MXN-TIIE	5.000	10/10/2019		169,600	(226)	(188)	0	(22)
Pay	28-Day MXN-TIIE	6.960	07/27/2020		210,000	373	(816)	0	(28)
Pay	28-Day MXN-TIIE	7.850	05/28/2021		34,800	136	(223)	0	(5)
Pay	28-Day MXN-TIIE	6.750	08/31/2021		52,700	84	(118)	0	(7)
Pay	28-Day MXN-TIIE	5.840	09/14/2021		306,100	(165)	(29)	0	(34)
Pay	28-Day MXN-TIIE	5.580	11/10/2021		74,000	(89)	(92)	0	(9)
Pay	28-Day MXN-TIIE	6.000	09/02/2022		69,255	(27)	(254)	0	(8)
Pay	28-Day MXN-TIIE	6.750	09/02/2022		355,000	578	(1,775)	0	(42)
Pay	28-Day MXN-TIIE	5.000	02/22/2023		407,600	(1,386)	(48)	0	(38)
Pay	28-Day MXN-TIIE	5.500	02/22/2023		434,400	(854)	(258)	0	(43)
Pay	28-Day MXN-TIIE	6.000	06/05/2023		7,000	(4)	(7)	0	(1)
Pay	28-Day MXN-TIIE	5.935	08/04/2023		203,100	(172)	(172)	0	(20)
Pay	28-Day MXN-TIIE	6.350	09/01/2023		139,500	57	(13)	0	(21)
Receive	28-Day MXN-TIIE	5.665	01/23/2025		321,100	726	26	23	0
Receive	28-Day MXN-TIIE	6.315	11/28/2025		415,000	53	53	25	0
Receive	28-Day MXN-TIIE	6.080	03/10/2026		880,500	963	895	60	0
Pay	28-Day MXN-TIIE	6.490	09/08/2026		273,300	107	(41)	0	(48)
Pay	28-Day MXN-TIIE	7.380	02/09/2029		525,600	2,112	(445)	0	(39)
Pay	28-Day MXN-TIIE	6.600	05/21/2029		484,000	93	(2,475)	0	(23)
Pay	28-Day MXN-TIIE	6.600	06/28/2029		230,000	47	(1,180)	0	(13)
Pay	28-Day MXN-TIIE	6.710	09/20/2029		964,000	659	(1,751)	0	(59)

						$(3,664)	$(18,562)	$2,412	$(876)

Total Swap Agreements						$(3,664)	$(18,562)	$2,412	$(876)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(k)	Securities with an aggregate market value of $21,551 and cash of $13,083 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$68	$2,412	$2,480	$0	$0	$(876)	$(876)

32	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2016	$	4,369	IDR	57,745,551	$48	$0
BOA	10/2016		9,959	RUB	644,775	277	0
	11/2016		196,953	ZAR	2,769,685	3,502	(39)
	01/2017	ARS	18,300	$	1,141	6	0
	01/2017	COP	1,022,055		339	0	(9)
	01/2017	$	1,789	COP	5,337,682	28	0
	07/2017	CNH	347,897	$	50,963	0	(437)
BPS	10/2016	BRL	188,531		51,977	55	(6,050)
	10/2016	CNH	27,143		4,080	16	0
	10/2016	PEN	2,639		785	7	0
	10/2016	TRY	323,143		107,690	617	0
	10/2016	$	49,351	BRL	188,531	8,620	0
	10/2016		13,552	MXN	263,947	35	0
	10/2016		5,519	PEN	18,729	13	(7)
	11/2016		2,032	ARS	31,476	0	(29)
	11/2016		1,854	BRL	6,065	0	(5)
	11/2016		505	MYR	2,017	0	(17)
	11/2016		8,246	THB	288,288	70	0
	11/2016	ZAR	147,403	$	10,357	0	(310)
	12/2016	ARS	5,400		340	3	0
	01/2017	BRL	89,851		23,098	0	(3,791)
	01/2017	COP	4,946,510		1,624	0	(60)
	01/2017	$	3,091	COP	9,525,524	153	0
	04/2017	BRL	88,000	$	25,246	0	(434)
	07/2017		157,900		55,652	10,612	0
BRC	10/2016	CNH	246,215		36,739	0	(127)
	10/2016	RUB	426,701		6,613	0	(161)
	10/2016	$	125,555	MXN	2,286,732	0	(7,839)
	10/2016		1,049	RUB	67,470	22	0
	11/2016	IDR	6,940,814	$	521	0	(10)
	11/2016	MYR	1,789		433	0	0
	11/2016	$	111	ZAR	1,572	3	0
	01/2017		12,297	RUB	1,031,436	3,738	0
CBK	10/2016	BRL	243,400	$	61,618	0	(13,225)
	10/2016	CZK	213,375		8,598	0	(281)
	10/2016	RUB	1,383,542		20,782	0	(1,183)
	10/2016	$	74,980	BRL	243,400	0	(137)
	11/2016	IDR	2,997,946	$	226	0	(3)
	11/2016	$	793	HUF	218,015	2	0
	11/2016		5,162	IDR	78,157,598	807	0
	11/2016		2,237	PHP	107,339	0	(19)
	11/2016		6,828	PLN	26,041	1	(24)
	11/2016	ZAR	183,712	$	13,270	0	(23)
	12/2016	$	5,536	RUB	392,931	618	0
	01/2017	ARS	46,100	$	2,866	15	0
	01/2017	COP	11,384,295		3,695	0	(182)
	01/2017	RON	48,243		12,200	2	(32)
	01/2017	$	72,117	COP	220,354,329	2,916	0
	01/2017		3,334	RUB	282,276	1,054	0
	02/2017		3,602		306,400	1,126	0
	03/2017		4,261		312,203	511	0
	04/2017		30,026	INR	2,100,619	615	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	33

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	10/2016	BRL	963,594	$	293,508	$590	$(3,376)
	10/2016	CNH	258,583		38,922	205	0
	10/2016	TRY	25,683		8,562	52	0
	10/2016	$	296,837	BRL	963,594	0	(543)
	10/2016		5,150	CNH	34,502	16	0
	10/2016		129,431	MXN	2,364,282	0	(7,723)
	10/2016		3,262	PEN	10,858	0	(59)
	11/2016	ILS	90,004	$	23,551	0	(489)
	11/2016	MYR	29,289		7,156	66	0
	11/2016	PHP	385,188		8,227	268	0
	11/2016	THB	31,295		900	0	(3)
	11/2016	$	721	BRL	2,358	0	(2)
	11/2016		56,719	HUF	15,861,591	1,131	0
	11/2016		23,821	ILS	90,912	462	0
	12/2016		221,932	BRL	732,872	0	(330)
	01/2017	BRL	69,000	$	16,364	0	(4,285)
	01/2017	$	8,362	COP	26,252,650	577	0
	02/2017		37,772	BRL	126,537	0	(213)
	07/2017	CNH	130,835	$	19,211	0	(119)
	07/2017	$	23,900	BRL	109,868	7,439	0
FBF	10/2016	BRL	940,115	$	278,020	449	(11,504)
	10/2016	$	288,070	BRL	940,115	1,005	0
	10/2016		2,897	RUB	190,071	121	0
	10/2016		17,661	TRY	53,022	0	(93)
	11/2016	JPY	3,051,100	$	29,923	0	(216)
	11/2016	$	12,345	INR	834,645	124	0
	11/2016		2,970	THB	102,747	0	(6)
	01/2017	RON	32,485	$	8,227	6	(14)
	01/2017	$	6,364	COP	20,504,808	618	0
	07/2017	BRL	90,700	$	25,132	0	(739)
GLM	10/2016		105,373		24,260	0	(8,141)
	10/2016	RUB	346,281		5,391	0	(106)
	10/2016	$	32,461	BRL	105,373	0	(59)
	10/2016		23,677	EUR	21,121	50	0
	10/2016		13,421	PEN	45,815	114	(21)
	10/2016		7,747	RUB	500,611	201	0
	11/2016	CLP	1,896,313	$	2,857	0	(19)
	11/2016	EUR	21,121		23,706	0	(53)
	11/2016	TWD	3,597,073		112,637	0	(2,608)
	11/2016	$	24,908	MYR	103,356	110	0
	11/2016		484	PHP	22,757	0	(14)
	12/2016	ZAR	130,858	$	8,914	0	(508)
	01/2017	COP	1,410,355		476	0	(4)
HUS	10/2016	CNH	174,279		26,138	43	0
	10/2016	CNY	45,426		6,791	0	(16)
	10/2016	PEN	3,676		1,096	12	0
	10/2016	$	102	PEN	340	0	(2)
	10/2016		105,997	TRY	318,748	0	(380)
	11/2016	PLN	47,155	$	12,242	0	(79)
	11/2016	$	2,985	HUF	826,846	31	0
	11/2016		5,557	PHP	259,182	0	(202)
	11/2016		264	PLN	1,024	3	0
	11/2016		9,454	ZAR	128,206	0	(177)
	11/2016	ZAR	104,616	$	7,442	0	(128)
	01/2017	ARS	57,900		3,615	12	0
	01/2017	COP	25,238,411		8,011	0	(583)
	01/2017	RON	33,004		8,269	0	(98)

34	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2016	BRL	210,769	$	64,918	$118	$(9)
	10/2016	CNH	17,723		2,721	68	0
	10/2016	MXN	67,655		3,532	50	0
	10/2016	RUB	19,961		306	0	(11)
	10/2016	$	63,827	BRL	210,769	983	0
	10/2016		21,070	CNH	141,390	100	0
	10/2016		6,277	MXN	121,915	0	(1)
	10/2016		4,157	PEN	14,155	18	0
	10/2016		3,879	TRY	11,645	0	(21)
	11/2016	HUF	32,801	$	119	0	(1)
	11/2016	IDR	9,690,176		736	0	(5)
	11/2016	JPY	527,500		5,176	0	(34)
	11/2016	MYR	2,509		616	9	0
	11/2016	THB	696,874		20,106	5	0
	11/2016	$	19,328	IDR	255,224,124	209	(12)
	11/2016		4,709	INR	318,423	48	0
	11/2016		35,390	JPY	3,603,236	203	0
	11/2016		5,310	MYR	21,534	4	(102)
	11/2016		2,011	PHP	93,743	0	(74)
	11/2016		139,207	PLN	537,717	1,296	0
	11/2016		182,423	THB	6,348,784	706	0
	11/2016		6,918	ZAR	95,730	66	(57)
	11/2016	ZAR	159,024	$	11,225	0	(282)
	01/2017	CNH	38,291		5,594	0	(114)
	01/2017	COP	18,350,208		5,920	0	(328)
	01/2017	RON	115,888		29,233	0	(145)
	01/2017	$	45,712	COP	145,996,110	4,002	0
	01/2017		5,608	RUB	470,623	1,708	0
	02/2017		16,793		1,442,113	5,487	0
	04/2017	BRL	194,400	$	55,720	0	(1,010)
	04/2017	$	5,578	INR	390,739	122	0
	07/2017	BRL	293,300	$	80,547	0	(3,113)
MSB	10/2016		208,700		64,291	118	0
	10/2016	EUR	21,121		23,889	163	0
	10/2016	PEN	1,795		536	6	0
	10/2016	$	62,122	BRL	208,700	2,051	0
	10/2016		8,045	MXN	156,619	18	0
	10/2016		5,126	RUB	329,422	104	0
	11/2016	PLN	58,444	$	15,048	0	(223)
	11/2016	$	4,542	PLN	17,481	26	0
	11/2016		3,292	THB	114,014	1	(5)
	12/2016	RUB	329,422	$	5,056	0	(100)
	01/2017	BRL	163,300		41,924	0	(6,946)
	01/2017	COP	1,151,916		354	0	(38)
	01/2017	RON	87,244		21,869	0	(247)
	01/2017	$	6,571	COP	19,811,565	175	0
	02/2017		2,360	RUB	203,764	789	0
	04/2017	BRL	150,000	$	43,105	0	(669)
NGF	11/2016	$	9,106	IDR	120,108,140	82	0
	11/2016		621	KRW	687,571	3	0
SCX	10/2016	CNH	27,654	$	4,273	132	0
	10/2016	RUB	123,772		1,884	0	(81)
	11/2016	PLN	22,712		5,894	0	(41)
	11/2016	$	26,058	HUF	7,305,423	586	0
	11/2016		148,642	MYR	607,191	123	(1,791)
	11/2016		2,230	PHP	106,880	0	(22)
	11/2016		5,894	SGD	7,901	0	(98)
	11/2016		34,018	ZAR	496,267	1,892	0
	11/2016	ZAR	24,323	$	1,716	0	(44)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	35

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2017	$	2,158	CNH	14,838	$53	$0
	04/2017		36,894	INR	2,584,056	799	0
SOG	10/2016	TRY	10,969	$	3,649	14	0
	10/2016	$	444	PEN	1,493	0	(4)
	10/2016		8,674	RUB	567,908	342	0
	11/2016	CLP	3,961,187	$	5,990	0	(18)
	11/2016	SGD	45,181		33,680	540	0
	11/2016	$	2,185	MYR	8,786	0	(58)
	11/2016		53,627	PLN	206,892	439	(6)
	11/2016		1,854	THB	64,752	14	0
	11/2016		1,739	ZAR	23,946	6	(12)
	11/2016	ZAR	241,612	$	17,541	82	(24)
TOR	11/2016	$	24,239	BRL	79,274	0	(70)
UAG	10/2016	CNH	120,936	$	18,193	85	0
	10/2016	JPY	13,370,000		126,668	0	(5,216)
	10/2016	$	1,510	PEN	5,027	0	(27)
	11/2016	CLP	185,331	$	280	0	(1)
	11/2016	INR	8,519,533		125,838	0	(1,443)
	11/2016	KRW	863,053		787	4	0
	11/2016	PHP	1,462,222		30,960	748	0
	11/2016	$	64,524	IDR	887,412,988	3,337	0
	11/2016		87,099	JPY	8,737,900	0	(787)
	11/2016		6,652	PHP	316,332	0	(116)
	11/2016		112,323	THB	3,920,072	750	0
	11/2016		29,272	TWD	916,214	82	0
	12/2016	MYR	41,279	$	10,068	82	0
	03/2017	TWD	916,214		29,430	0	(113)
	07/2017	CNH	20,677		3,028	0	(27)
	07/2017	$	23,900	BRL	109,988	7,473	0

Total Forward Foreign Currency Contracts						$85,518	$(100,892)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	74.000	02/15/2017	$	700	$29	$104
CBK	Put - OTC USD versus RUB		63.150	03/30/2017		28,100	927	636
	Put - OTC USD versus RUB		64.500	06/05/2017		20,394	663	695
SOG	Put - OTC USD versus RUB		65.000	03/14/2017		29,000	1,019	1,057
UAG	Put - OTC USD versus MYR	MYR	4.000	12/02/2016		16,200	182	80

							$2,820	$2,572

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/09/2017	$	3,035,500	$1,071	$1,349

Total Purchased Options								$3,891	$3,921

36	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	114.000	02/15/2017	$	700	$(31)	$0
BPS	Put - OTC USD versus BRL	BRL	4.000	01/27/2017		22,300	(678)	(4,303)
	Call - OTC USD versus BRL		5.250	01/27/2017		22,300	(669)	(8)
CBK	Put - OTC USD versus MXN	MXN	18.200	10/31/2016		14,900	(118)	(26)
	Call - OTC USD versus RUB	RUB	88.000	06/05/2017		20,394	(612)	(122)
DUB	Put - OTC USD versus BRL	BRL	3.100	10/24/2016		42,100	(149)	(67)
	Call - OTC USD versus BRL		3.420	10/24/2016		42,100	(391)	(182)
GLM	Call - OTC USD versus CNH	CNH	7.050	12/08/2016		78,870	(1,100)	(67)
	Call - OTC USD versus COP	COP	3,400.000	11/03/2016		29,300	(308)	(9)
	Call - OTC USD versus SGD	SGD	1.365	10/07/2016		26,700	(108)	(62)
JPM	Put - OTC USD versus ZAR	ZAR	13.250	10/27/2016		16,491	(151)	(87)
NGF	Call - OTC USD versus CNH	CNH	7.000	10/31/2016		42,300	(517)	(7)
SOG	Call - OTC USD versus RUB	RUB	102.450	03/14/2017		29,000	(1,019)	(20)
	Call - OTC USD versus RUB		80.000	06/05/2017		28,100	(569)	(320)
	Call - OTC USD versus RUB		80.000	08/23/2017		45,757	(1,473)	(875)
UAG	Call - OTC USD versus MYR	MYR	4.230	12/02/2016		16,200	(184)	(149)

							$(8,077)	$(6,304)

Total Written Options							$(8,077)	$(6,304)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period	Sales	Closing Buys	Expirations	Exercised	Balance at End of Period
Notional Amount in $	$600,720	$619,737	$(235,390)	$(346,765)	$(160,790)	$477,512
Premiums	$(9,555)	$(6,925)	$2,727	$3,961	$1,715	$(8,077)

SWAP AGREEMENTS:

ASSET SWAPS

Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Indonesia Government International Bond 11.000% due 07/22/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	$ 4,066	$(455)	$(982)	$0	$(1,437)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	37

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2017	0.501%		$3,900	$(17)	$42	$25	$0
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2016	0.554		45,000	(23)	84	61	0
	Peru Government International Bond	1.000	09/20/2020	0.729		600	(25)	32	7	0
	Russia Government International Bond	1.000	12/20/2016	0.443		7,600	(46)	58	12	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	7,100	(59)	74	15	0
BPS	Mexico Government International Bond	1.000	06/20/2017	0.453		$1,100	5	0	5	0
	Mexico Government International Bond	1.000	06/20/2018	0.705		1,600	12	(3)	9	0
	Russia Government International Bond	1.000	12/20/2016	0.443		8,600	(48)	62	14	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	3,800	(14)	22	8	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.558		$2,200	(10)	13	3	0
	Russia Government International Bond	1.000	06/20/2017	0.393		8,700	(51)	92	41	0
	South Africa Government International Bond	1.000	12/20/2017	0.620		8,700	(132)	175	43	0
DUB	Brazil Government International Bond	1.000	12/20/2016	0.558		4,400	(56)	62	6	0
FBF	Volkswagen International Finance NV	1.000	12/20/2017	0.355	EUR	3,500	(42)	75	33	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.558		$6,700	(88)	97	9	0
	Chile Government International Bond	1.000	09/20/2020	0.664		9,000	24	97	121	0
	Colombia Government International Bond	1.000	12/20/2017	0.501		7,700	(48)	98	50	0
	Russia Government International Bond	1.000	12/20/2017	0.529		8,700	(145)	198	53	0
HUS	Mexico Government International Bond	1.000	03/20/2017	0.408		3,600	13	(2)	11	0
	Mexico Government International Bond	1.000	06/20/2017	0.453		5,300	26	(3)	23	0
	Russia Government International Bond	1.000	12/20/2016	0.443		9,000	(47)	62	15	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.558		2,700	(31)	35	4	0
	Russia Government International Bond	1.000	12/20/2016	0.443		4,612	(44)	51	7	0
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.579		1,000	(26)	0	0	(26)
SCX	Nigeria Government International Bond	5.000	09/20/2017	5.286		5,000	12	(16)	0	(4)

							$(860)	$1,405	$575	$(30)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

38	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (4)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Fixed rate equal to 8.845% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	TRY	248,834	$83,000	$17	$(98)	$0	$(81)

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	11/23/2020	THB	211,400	$0	$128	$128	$0
BOA	Pay	3-Month COP-IBR Compounded-OIS	5.310	08/29/2019	COP	2,970,000	0	(19)	0	(19)
	Pay	3-Month COP-IBR Compounded-OIS	6.220	05/28/2025		35,000,000	(4)	(94)	0	(98)
	Pay	6-Month THB-THBFIX	3.320	11/12/2018	THB	85,000	0	104	104	0
	Pay	6-Month THB-THBFIX	3.390	11/13/2018		81,000	0	103	103	0
	Pay	6-Month THB-THBFIX	3.320	07/27/2020		1,382,300	0	2,467	2,467	0
BPS	Pay	6-Month THB-THBFIX	3.480	01/14/2021		456,100	0	985	985	0
	Pay	6-Month THB-THBFIX	3.415	01/21/2021		291,760	(1)	603	602	0
	Pay	6-Month THB-THBFIX	3.385	01/23/2021		266,600	(1)	540	539	0
BRC	Pay	6-Month THB-THBFIX	3.395	06/22/2020		285,000	0	542	542	0
CBK	Pay	6-Month THB-THBFIX	2.190	11/23/2020		124,600	0	71	71	0
	Pay	6-Month THB-THBFIX	3.520	01/13/2021		36,700	0	81	81	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		177,700	(1)	369	368	0
	Pay	6-Month THB-THBFIX	3.420	01/17/2021		483,840	0	1,006	1,006	0
	Pay	6-Month THB-THBFIX	2.625	07/27/2025		847,800	(3)	1,077	1,074	0
	Pay	6-Month THB-THBFIX	2.810	09/23/2025		764,600	0	1,280	1,280	0
	Pay	28-Day MXN-TIIE	8.050	12/26/2018	MXN	50	0	0	0	0
DUB	Pay	3-Month COP-IBR Compounded-OIS	5.320	03/17/2020	COP	23,430,000	(1)	(156)	0	(157)
	Receive	3-Month COP-IBR Compounded-OIS	6.445	07/01/2025		22,000,000	2	(42)	0	(40)
	Pay	6-Month THB-THBFIX	3.350	11/08/2018	THB	99,000	0	123	123	0
	Pay	6-Month THB-THBFIX	3.340	11/11/2018		73,000	0	91	91	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	39

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	6-Month THB-THBFIX	3.370%	11/14/2018	THB	81,000	$0	$94	$94	$0
	Pay	6-Month THB-THBFIX	2.175	01/29/2020		38,900	0	19	19	0
	Pay	6-Month THB-THBFIX	2.015	08/17/2020		194,000	0	62	62	0
	Pay	6-Month THB-THBFIX	2.200	11/23/2020		90,600	0	52	52	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		126,900	(1)	264	263	0
	Pay	6-Month THB-THBFIX	3.410	01/21/2021		255,630	(1)	526	525	0
	Pay	6-Month THB-THBFIX	3.390	01/23/2021		236,600	(1)	481	480	0
	Pay	6-Month THB-THBFIX	1.930	02/26/2021		31,300	0	6	6	0
	Pay	6-Month THB-THBFIX	2.580	01/29/2025		274,300	(1)	318	317	0
	Pay	6-Month THB-THBFIX	2.580	10/19/2025		756,800	(1)	935	934	0
FBF	Pay	6-Month THB-THBFIX	2.023	08/17/2020		27,000	0	9	9	0
	Pay	6-Month THB-THBFIX	2.780	09/23/2025		50,980	0	82	82	0
	Pay	28-Day MXN-TIIE	6.350	09/01/2023	MXN	267,000	24	83	107	0
GLM	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024	COP	33,520,000	(9)	(5)	0	(14)
	Pay	3-Month COP-IBR Compounded-OIS	6.120	10/16/2024		30,627,000	(4)	(120)	0	(124)
	Receive	3-Month COP-IBR Compounded-OIS	6.430	07/01/2025		19,370,000	2	(30)	0	(28)
HUS	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024		33,140,000	(9)	(5)	0	(14)
	Receive	3-Month COP-IBR Compounded-OIS	6.440	07/01/2025		3,940,000	0	(7)	0	(7)
	Receive	3-Month COP-IBR Compounded-OIS	6.420	07/02/2025		10,000,000	0	(13)	0	(13)
	Pay	6-Month THB-THBFIX	2.260	12/18/2019	THB	903,500	(2)	540	538	0
	Pay	6-Month THB-THBFIX	2.123	01/28/2020		221,900	0	98	98	0
	Pay	6-Month THB-THBFIX	2.040	08/17/2020		743,000	0	260	260	0
	Pay	6-Month THB-THBFIX	2.505	01/28/2025		389,100	(1)	385	384	0
JPM	Pay	3-Month COP-IBR Compounded-OIS	5.220	03/13/2019	COP	5,000,000	(1)	(33)	0	(34)
	Pay	3-Month COP-IBR Compounded-OIS	5.230	05/28/2020		28,690,000	(1)	(244)	0	(245)
	Receive	3-Month COP-IBR Compounded-OIS	6.420	07/02/2025		7,000,000	0	(9)	0	(9)
	Pay	6-Month THB-THBFIX	3.320	07/29/2020	THB	413,900	(4)	743	739	0
	Pay	6-Month THB-THBFIX	2.025	02/24/2023		183,000	0	20	20	0
MYC	Pay	3-Month COP-IBR Compounded-OIS	4.795	03/03/2020	COP	28,095,000	0	(357)	0	(357)
	Receive	3-Month COP-IBR Compounded-OIS	6.420	07/02/2025		16,260,000	0	(20)	0	(20)

							$(19)	$13,393	$14,553	$(1,179)

Total Swap Agreements							$(1,317)	$13,718	$15,128	$(2,727)

40	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(m)	Securities with an aggregate market value of $37,571 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agree- ments	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agree- ments	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
AZD	$48	$0	$128	$176	$0	$0	$0	$0	$176	$(260)	$(84)
BOA	3,813	104	2,794	6,711	(485)	0	(117)	(602)	6,109	(3,940)	2,169
BPS	20,201	0	2,162	22,363	(10,703)	(4,311)	(81)	(15,095)	7,268	(6,200)	1,068
BRC	3,763	0	629	4,392	(8,137)	0	0	(8,137)	(3,745)	4,088	343
CBK	7,667	1,331	3,880	12,878	(15,109)	(148)	0	(15,257)	(2,379)	2,929	550
DUB	10,806	0	2,972	13,778	(17,142)	(249)	(1,634)	(19,025)	(5,247)	5,520	273
FBF	2,323	0	231	2,554	(12,572)	0	0	(12,572)	(10,018)	8,706	(1,312)
GLM	475	0	0	475	(11,533)	(138)	(166)	(11,837)	(11,362)	11,221	(141)
GST	0	0	233	233	0	0	0	0	233	(300)	(67)
HUS	101	0	1,329	1,430	(1,665)	0	(34)	(1,699)	(269)	(344)	(613)
JPM	15,202	0	770	15,972	(5,319)	(87)	(288)	(5,694)	10,278	(9,536)	742
MSB	3,451	0	0	3,451	(8,228)	0	0	(8,228)	(4,777)	5,106	329
MYC	0	1,349	0	1,349	0	0	(377)	(377)	972	(2,290)	(1,318)
NGF	85	0	0	85	0	(7)	(26)	(33)	52	0	52
SCX	3,585	0	0	3,585	(2,077)	0	(4)	(2,081)	1,504	(1,300)	204
SOG	1,437	1,057	0	2,494	(122)	(1,215)	0	(1,337)	1,157	(930)	227
TOR	0	0	0	0	(70)	0	0	(70)	(70)	0	(70)
UAG	12,561	80	0	12,641	(7,730)	(149)	0	(7,879)	4,762	(5,330)	(568)

Total Over the Counter	$ 85,518	$3,921	$15,128	$104,567	$(100,892)	$(6,304)	$(2,727)	$(109,923)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$68	$68
Swap Agreements	0	0	0	0	2,412	2,412

	$0	$0	$0	$0	$2,480	$2,480

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	41

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$85,518	$0	$85,518
Purchased Options	0	0	0	2,572	1,349	3,921
Swap Agreements	0	575	0	0	14,553	15,128

	$0	$575	$0	$88,090	$15,902	$104,567

	$0	$575	$0	$88,090	$18,382	$107,047

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$876	$876

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$100,892	$0	$100,892
Written Options	0	0	0	6,304	0	6,304
Swap Agreements	0	1,467	0	81	1,179	2,727

	$0	$1,467	$0	$107,277	$1,179	$109,923

	$0	$1,467	$0	$107,277	$2,055	$110,799

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(73)	$(73)
Swap Agreements	0	0	0	0	182	182

	$0	$0	$0	$0	$109	$109

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$170,379	$0	$170,379
Purchased Options	0	0	0	(631)	514	(117)
Written Options	0	0	0	6,066	0	6,066
Swap Agreements	0	(5,276)	0	(2,220)	(38,502)	(45,998)

	$0	$(5,276)	$0	$173,594	$(37,988)	$130,330

	$0	$(5,276)	$0	$173,594	$(37,879)	$130,439

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(286)	$(286)
Swap Agreements	0	0	0	0	916	916

	$0	$0	$0	$0	$630	$630

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(166,009)	$0	$(166,009)
Purchased Options	0	0	0	97	278	375
Written Options	0	0	0	1,665	0	1,665
Swap Agreements	0	4,838	0	(949)	69,358	73,247

	$0	$4,838	$0	$(165,196)	$69,636	$(90,722)

	$0	$4,838	$0	$(165,196)	$70,266	$(90,092)

42	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$39,839	$15,899	$0	$55,738
Bermuda
Corporate Bonds & Notes	0	901	0	901
Brazil
Corporate Bonds & Notes	0	106,603	0	106,603
Sovereign Issues	0	615,165	0	615,165
Canada
Corporate Bonds & Notes	0	15,021	0	15,021
Cayman Islands
Corporate Bonds & Notes	0	18,012	1,786	19,798
Chile
Corporate Bonds & Notes	0	9,720	0	9,720
Sovereign Issues	0	7,042	0	7,042
China
Corporate Bonds & Notes	0	19,110	0	19,110
Sovereign Issues	0	2,930	1,008	3,938
Colombia
Corporate Bonds & Notes	0	30,874	0	30,874
Sovereign Issues	0	144,787	0	144,787
Czech Republic
Sovereign Issues	0	8,819	0	8,819
El Salvador
Sovereign Issues	0	6,424	0	6,424
Germany
Corporate Bonds & Notes	0	1,759	0	1,759
Hong Kong
Corporate Bonds & Notes	0	7,008	0	7,008
Hungary
Sovereign Issues	0	19,775	0	19,775
India
Corporate Bonds & Notes	0	5,080	0	5,080
Sovereign Issues	0	78,242	0	78,242
Indonesia
Corporate Bonds & Notes	0	54,251	0	54,251
Sovereign Issues	0	329,864	0	329,864
Ireland
Corporate Bonds & Notes	0	30,252	0	30,252
Israel
Corporate Bonds & Notes	0	14,814	0	14,814
Kazakhstan
Corporate Bonds & Notes	0	50,590	0	50,590
Luxembourg
Corporate Bonds & Notes	0	63,371	0	63,371
Malaysia
Sovereign Issues	0	219,552	0	219,552
Mexico
Corporate Bonds & Notes	0	87,350	316	87,666
Sovereign Issues	0	169,220	0	169,220
Netherlands
Corporate Bonds & Notes	0	624	0	624
Peru
Sovereign Issues	0	63,896	0	63,896
Philippines
Corporate Bonds & Notes	0	904	0	904
Sovereign Issues	0	36,165	0	36,165

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2016	43

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

(Unaudited)

September 30, 2016

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Poland
Sovereign Issues	$0	$312,106	$0	$312,106
Romania
Sovereign Issues	0	160,099	0	160,099
Russia
Sovereign Issues	0	157,461	0	157,461
South Africa
Corporate Bonds & Notes	0	12,195	0	12,195
Sovereign Issues	0	206,910	0	206,910
South Korea
Corporate Bonds & Notes	0	8,512	0	8,512
Sovereign Issues	0	33,989	0	33,989
Spain
Sovereign Issues	0	3,279	0	3,279
Sri Lanka
Sovereign Issues	0	6,177	0	6,177
Supranational
Corporate Bonds & Notes	0	18,879	0	18,879
Thailand
Sovereign Issues	0	14,427	0	14,427
Turkey
Corporate Bonds & Notes	0	7,511	0	7,511
Sovereign Issues	0	405,397	0	405,397
United Kingdom
Corporate Bonds & Notes	0	1,958	0	1,958
United States
Asset-Backed Securities	0	23,798	0	23,798
Corporate Bonds & Notes	0	84,780	0	84,780
Non-Agency Mortgage-Backed Securities	0	17,914	0	17,914
U.S. Government Agencies	0	33	0	33
U.S. Treasury Obligations	0	100,709	0	100,709
Virgin Islands (British)
Corporate Bonds & Notes	0	15,749	0	15,749
Short-Term Instruments
Repurchase Agreements	0	4,976	0	4,976
Short-Term Notes	0	47,651	0	47,651
Japan Treasury Bills	0	131,852	0	131,852
U.S. Treasury Bills	0	73,669	0	73,669
	$39,839	$4,084,055	$3,110	$4,127,004

Investments in Affiliates, at Value
Central Funds Used for Cash Management Purposes	$238,747	$0	$0	$238,747

Total Investments	$278,586	$4,084,055	$3,110	$4,365,751

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,322)	$0	$(3,322)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	68	2,412	0	2,480
Over the counter	0	104,567	0	104,567
	$68	$106,979	$0	$107,047

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(876)	0	(876)
Over the counter	0	(109,923)	0	(109,923)
	$0	$(110,799)	$0	$(110,799)

Totals	$278,654	$4,076,913	$3,110	$4,358,677

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

44	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2016

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the PIMCO Emerging Local Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	45

Notes to Financial Statements (Cont.)

denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

46	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

September 30, 2016

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or

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Notes to Financial Statements (Cont.)

settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the

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U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

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Notes to Financial Statements (Cont.)

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing

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models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$455,959	$1,643,942	$(1,861,300)	$345	$(199)	$238,747	$1,141	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(d) in the Notes to Financial Statements for more information.

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over

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the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs

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Notes to Financial Statements (Cont.)

are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Fund at September 30, 2016 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

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When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements, and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest

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Notes to Financial Statements (Cont.)

payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the

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contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

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Notes to Financial Statements (Cont.)

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying

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certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swap agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements  The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement

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Notes to Financial Statements (Cont.)

amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Fund may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency

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swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile

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Notes to Financial Statements (Cont.)

than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are at or near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

To the extent that the Fund may invest in securities and instruments that are economically tied to Russia, the Fund is subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

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The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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Notes to Financial Statements (Cont.)

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

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Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Supervisory and Administrative Fees for all classes, as applicable, are charged at an annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Supervisory and Administrative Fee
Institutional Class	0.45%
Class P	0.55%
Administrative Class	0.45%
Class D	0.65%
Class A	0.65%
Class C	0.65%
Class R	N/A

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

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The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2016, the Distributor retained $3,410,859 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	67

Notes to Financial Statements (Cont.)

directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8, Fees and Expenses and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$32,106	$10,917

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

68	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

September 30, 2016

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2016, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$133,805	$137,652	$939,181	$1,529,379

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2016		Year Ended 03/31/2016
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	43,650	$322,545	136,850	$1,000,292
Class P	3,649	26,905	6,381	45,971
Administrative Class	155	1,140	1,610	11,198
Class D	1,115	8,231	607	4,349
Class A	1,865	13,560	933	6,608
Class C	159	1,167	219	1,564

Issued as reinvestment of distributions
Institutional Class	15,963	117,110	39,118	283,165
Class P	334	2,450	793	5,754
Administrative Class	34	253	151	1,090
Class D	112	819	233	1,688
Class A	158	1,160	332	2,405
Class C	59	432	124	899

Cost of shares redeemed
Institutional Class	(177,190)	(1,271,936)	(463,512)	(3,317,833)
Class P	(5,401)	(39,998)	(18,065)	(129,156)
Administrative Class	(209)	(1,537)	(4,673)	(31,941)
Class D	(1,090)	(7,964)	(3,253)	(23,565)
Class A	(2,135)	(15,517)	(4,964)	(36,320)
Class C	(392)	(2,872)	(2,277)	(16,683)
Net increase (decrease) resulting from Fund share transactions	(119,164)	$(844,052)	(309,393)	$(2,190,515)

As of September 30, 2016, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 48% of the Fund, and each of the two shareholders are related parties of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	69

Notes to Financial Statements (Cont.)

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

70	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

September 30, 2016

As of March 31, 2016 the Fund had the following post-effective capital losses with no expiration (amounts in thousands):

Short-Term	Long-Term
$94,531	$109,513

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$4,830,039	$79,402	$(543,690)	$(464,288)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

15. SUBSEQUENT EVENTS

Effective October 1, 2016, the supervisory and administrative fee for Class A, Class C and Class D shares of the PIMCO Emerging Local Bond Fund is decreased by 0.05% to 0.60% causing the Fund’s Total Annual Fund Operating Expenses to decrease.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	71

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	MSB	Morgan Stanley Bank N.A.
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	SOG	Societe Generale
FBF	Credit Suisse International	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TOR	Toronto Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
ARS	Argentine Peso	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CLP	Chilean Peso	PEN	Peruvian New Sol
CNH	Chinese Renminbi (Offshore)	PHP	Philippine Peso
CNY	Chinese Renminbi (Mainland)	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish New Lira
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CPI	Consumer Price Index	IBR	Indicador Bancario de Referencia

Other Abbreviations:
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
CDI	Brazil Interbank Deposit Rate	THBFIX	Thai Baht Floating-Rate Fix
JIBAR	Johannesburg Interbank Agreed Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
JSC	Joint Stock Company	WIBOR	Warsaw Interbank Offered Rate
LIBOR	London Interbank Offered Rate

72	PIMCO EMERGING LOCAL BOND FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 15-16, 2016, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2017. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2017. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2017.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	73

Approval of Investment Advisory Contract and Other Agreements (Cont.)

fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 15-16, 2016 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees in advance of the August 15-16, 2016 meeting to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. In addition, the Independent Trustees requested and received additional information from PIMCO including, but not limited to, information related to profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract, retain and

74	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the Counterparty Risk Committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2015, including, but not limited to: continuing enhancement of analytics and technology systems; enhancing data processing and security and development tools and applications; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; building specialized talent in the PIMCO Global Advisory Board and continuing to hire new portfolio managers; continuing to expand the Funds Business Group global operating model; developing a website monitoring application to ensure accurate data content; engaging a third-party to perform an independent assessment of the application utilized for income servicing and enhancing the application to provide portfolio managers with more timely and high quality quarterly reporting; establishing a Fund Treasurer’s Office to provide, among other things, guidance with respect to industry and regulatory initiatives; advancing technology developers in global tax management application; conducting an end-to-end review of State Street IMS, custodian and pricing vendor connectivity in connection with the pricing function; continuing development of Pricing Portal to improve identification and feedback to vendors regarding valuations; continuing extensive pricing vendor due diligence; and partnering with Boston Financial Data Services, Inc. to establish secondary call center and other call center enhancements. The Trustees also considered the Funds’ outflows over recent periods, including whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resource available to the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	75

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 and other performance data, as available, over short- and long-term periods ended June 30, 2016 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2016 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and

76	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

Lipper Report, which were provided in advance of the August 15-16, 2016 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-, five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, the Institutional Class of 60%, 63% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund outperformed its benchmark for three-year periods as measured by monthly performance. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds outperformed their respective benchmark indexes over the five- and ten-year periods ended June 30, 2016. The Board also noted that, as of June 30, 2016, 46%, 53% and 88% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016, and that PIMCO is continuing fee waivers for certain Funds.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market and extensive research for new issuances; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in supervisory and administrative fees for certain share classes for the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund and the PIMCO RealPath™ Funds effective October 1, 2016.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts and sub-advised clients with similar investment strategies. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be

78	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than the prior year due to declines in PIMCO’s revenue as a result of recent outflows and slower declines in PIMCO’s expenses. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception,

80	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows in 2014 and 2015, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received

SEMIANNUAL REPORT	SEPTEMBER 30, 2016	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

82	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4011SAR_093016

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund and PIMCO Income Fund) is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Total Return Fund

September 30, 2016

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.9%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023		$43,857	$44,432
HCA, Inc.
3.588% due 02/15/2024		3,000	3,028
MGM Growth Properties Operating Partnership LP
4.000% due 04/25/2023		24,378	24,621
Swissport Investments S.A.
6.250% due 02/09/2022	EUR	30,000	33,980
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020		$8,146	8,159
5.500% due 04/01/2022		18,679	18,758
Veritas U.S., Inc.
6.625% due 01/27/2023		19,154	17,949

Total Bank Loan Obligations (Cost $144,905)			150,927

CORPORATE BONDS & NOTES 22.3%
BANKING & FINANCE 18.3%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,495	1,537
AerCap Ireland Capital Ltd.
4.250% due 07/01/2020		17,300	17,992
Air Lease Corp.
3.375% due 06/01/2021		22,500	23,391
3.750% due 02/01/2022		25	26
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	27,624
Ally Financial, Inc.
2.500% due 03/15/2017 (j)		274,300	273,582
2.750% due 01/30/2017		14,065	14,103
3.500% due 01/27/2019		69,457	70,238
4.750% due 09/10/2018		119,254	123,726
5.500% due 02/15/2017		137,561	139,406
6.250% due 12/01/2017		68,589	71,418
8.000% due 03/15/2020		23,306	26,685
American Express Bank FSB
6.000% due 09/13/2017		188,210	196,327
American Express Centurion Bank
6.000% due 09/13/2017		178,900	186,615
American International Group, Inc.
3.750% due 07/10/2025		27,000	28,387
4.875% due 06/01/2022		15	17
ASIF SRL
3.000% due 02/17/2017	EUR	6,983	7,919
15.048% due 04/09/2018		7,126,000	4,970
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		$645	642
Australia & New Zealand Banking Group Ltd.
2.300% due 06/01/2021		4,300	4,374
4.400% due 05/19/2026		200	213
AXA S.A.
7.125% due 12/15/2020	GBP	10	16
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (i)		$11,200	11,509
Banco de Credito e Inversiones
3.000% due 09/13/2017		100	102
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	9,400	2,481
4.000% due 01/21/2019 ^		20,600	5,438
4.750% due 01/15/2018 ^		32,800	8,659
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$75,185	75,767
Banco Santander Chile
1.565% due 04/11/2017		1,400	1,403
Bank of America Corp.
1.309% due 05/02/2017		1,100	1,101
1.435% due 08/25/2017		57,000	57,071
2.000% due 01/11/2018		10	10
2.108% due 04/19/2021		57,000	57,764
2.625% due 04/19/2021		54,100	55,023
3.300% due 01/11/2023		18,665	19,378
3.875% due 03/22/2017		30,200	30,552
3.875% due 08/01/2025		76,308	81,722
3.950% due 04/21/2025		20	21
4.000% due 04/01/2024		25,868	27,935
4.100% due 07/24/2023		17,990	19,513
4.125% due 01/22/2024		38,500	41,840
5.650% due 05/01/2018		1,700	1,804
5.700% due 01/24/2022		18,842	21,942
5.750% due 12/01/2017		49,639	52,022
6.000% due 09/01/2017		31,925	33,203

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.100% due 03/17/2025 (i)		$200	$208
6.300% due 03/10/2026 (i)		8,000	8,710
6.400% due 08/28/2017 (k)		251,427	262,414
6.875% due 04/25/2018 (k)		543,557	586,378
8.680% due 05/02/2017		395	396
Bank of America N.A.
1.150% due 06/15/2017		4,400	4,398
1.208% due 05/08/2017 (k)		256,000	256,310
1.287% due 11/14/2016		25,500	25,519
1.750% due 06/05/2018		13,800	13,888
5.300% due 03/15/2017		14,250	14,501
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.876% due 09/14/2018		25,000	25,138
Barclays Bank PLC
7.625% due 11/21/2022		100,995	112,395
7.750% due 04/10/2023		13,399	14,052
10.000% due 05/21/2021	GBP	3,100	5,198
10.179% due 06/12/2021		$265,237	339,322
14.000% due 06/15/2019 (i)	GBP	372,034	604,290
Barclays PLC
2.917% due 08/10/2021		$96,500	98,591
8.000% due 12/15/2020 (i)	EUR	6,200	6,991
BBVA Bancomer S.A.
6.500% due 03/10/2021		$164,450	180,278
7.250% due 04/22/2020		5,000	5,522
Bear Stearns Cos. LLC
1.201% due 11/21/2016		900	900
6.400% due 10/02/2017		70,525	73,879
7.250% due 02/01/2018		3,500	3,759
BFC Finance Corp.
7.375% due 12/01/2017		263	274
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	11,217
Blackstone CQP Holdco LP
9.296% due 03/19/2019		126,177	127,754
BPCE S.A.
1.179% due 03/06/2017	GBP	1,200	1,558
1.371% due 11/18/2016		$1,100	1,101
1.487% due 06/17/2017 (k)		305,700	306,145
4.500% due 03/15/2025		300	303
Brixmor Operating Partnership LP
4.125% due 06/15/2026		10,000	10,390
Caixa Economica Federal
2.375% due 11/06/2017		100	99
Capital One Financial Corp.
4.750% due 07/15/2021		80	89
CC Holdings GS LLC
3.849% due 04/15/2023		1,500	1,610
Central American Bank for Economic Integration
3.875% due 02/09/2017		180	181
CIT Group, Inc.
4.250% due 08/15/2017		50,276	51,282
5.250% due 03/15/2018		45,145	47,064
5.500% due 02/15/2019		44,298	46,956
6.625% due 04/01/2018		4,091	4,352
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,005
Citigroup, Inc.
1.277% due 05/01/2017		112,100	112,177
1.385% due 03/10/2017		27,835	27,861
1.632% due 07/30/2018		26,700	26,816
1.700% due 04/27/2018		15,000	15,022
1.763% due 06/07/2019		119,200	119,898
2.050% due 06/07/2019		57,300	57,770
2.218% due 03/30/2021		72,200	73,457
2.255% due 09/01/2023		101,526	102,096
2.350% due 08/02/2021		28,900	28,985
2.650% due 10/26/2020		29,100	29,756
2.700% due 03/30/2021		65,300	66,829
3.700% due 01/12/2026		15,000	15,872
4.000% due 08/05/2024		20	21
8.400% due 04/30/2018 (i)		5,000	5,506
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	100	151
Cooperatieve Rabobank UA
4.375% due 08/04/2025		$46,000	48,660
6.875% due 03/19/2020	EUR	12,500	16,621
11.000% due 06/30/2019 (i)(k)		$171,345	208,184
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	30,716

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Credit Agricole S.A.
1.390% due 06/12/2017 (k)		$272,200	$272,605
1.419% due 06/02/2017 (k)		99,300	99,503
6.500% due 06/23/2021 (i)	EUR	5,350	5,996
7.500% due 06/23/2026 (i)	GBP	8,200	10,549
7.875% due 01/23/2024 (i)		$3,650	3,666
8.125% due 12/23/2025 (i)		4,800	5,105
8.125% due 09/19/2033		19,080	20,654
Credit Suisse AG
1.315% due 05/26/2017 (k)		118,220	118,261
1.375% due 05/26/2017		850	849
6.500% due 08/08/2023		14,600	15,877
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021		150,650	155,994
3.125% due 12/10/2020		25,000	25,352
3.450% due 04/16/2021		45,000	45,967
3.750% due 03/26/2025		51,600	51,388
3.800% due 09/15/2022		125,529	128,419
3.800% due 06/09/2023		84,300	85,572
Crown Castle International Corp.
5.250% due 01/15/2023		21,541	24,473
Deutsche Bank AG
2.717% due 05/10/2019		87,400	85,356
2.850% due 05/10/2019		55,400	54,064
3.375% due 05/12/2021		31,000	30,358
Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,863
3.950% due 07/01/2022		31,200	33,113
4.750% due 10/01/2025		10,000	10,876
Eksportfinans ASA
2.875% due 11/16/2016	CHF	1,300	1,345
5.500% due 06/26/2017		$54,303	55,726
Essex Portfolio LP
3.500% due 04/01/2025		6,100	6,310
FNBC Pass-Through Trust
8.080% due 01/05/2018		50	51
Ford Motor Credit Co. LLC
1.238% due 11/08/2016		62,700	62,699
1.361% due 09/08/2017		161,200	161,275
1.500% due 01/17/2017		19,250	19,287
1.648% due 08/12/2019		4,700	4,709
1.684% due 09/08/2017		400	400
2.240% due 06/15/2018		600	605
2.241% due 01/08/2019		52,600	53,496
2.375% due 01/16/2018		4,300	4,336
2.943% due 01/08/2019		21,300	21,810
3.200% due 01/15/2021		34,205	35,153
3.336% due 03/18/2021		39,400	40,663
4.250% due 02/03/2017		18,940	19,123
5.000% due 05/15/2018		4,200	4,410
5.875% due 08/02/2021		13,996	15,977
6.625% due 08/15/2017		5,850	6,106
8.000% due 12/15/2016 (k)		202,619	205,498
GATX Corp.
1.250% due 03/04/2017		95	95
General Motors Financial Co., Inc.
2.400% due 04/10/2018		45,436	45,780
2.625% due 07/10/2017		28,900	29,135
3.200% due 07/13/2020		63,300	64,876
3.200% due 07/06/2021		8,000	8,108
3.250% due 05/15/2018		16,535	16,833
3.500% due 07/10/2019		22,735	23,435
4.375% due 09/25/2021		17,000	18,179
4.750% due 08/15/2017		36,712	37,713
6.750% due 06/01/2018		10,970	11,810
Glitnir Banki HF
0.000% due 12/31/2030	EUR	91	50
Goldman Sachs Group, Inc.
1.481% due 05/22/2017		$800	801
1.875% due 04/23/2020		13,964	14,058
2.050% due 09/15/2020		25,000	25,155
2.595% due 02/25/2021		100,000	102,866
2.750% due 09/15/2020		26,000	26,658
3.500% due 01/23/2025		19,500	20,213
3.750% due 05/22/2025		4,900	5,157
3.850% due 07/08/2024		16,113	17,144
5.250% due 07/27/2021		1,100	1,243
7.500% due 02/15/2019		300	339
Goodman Australia Industrial Fund Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,435

See Accompanying Notes	1

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GSPA Monetization Trust
6.422% due 10/09/2029		$20,401	$23,289
HBOS PLC
0.399% due 03/21/2017	EUR	2,800	3,143
1.535% due 09/06/2017		$34,650	34,593
6.750% due 05/21/2018		273,366	292,843
HCP, Inc.
4.000% due 12/01/2022		30,000	31,748
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	59,898
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	41
HSBC Finance Corp.
6.676% due 01/15/2021		100	115
HSBC Holdings PLC
2.354% due 01/05/2022 (c)		87,300	87,756
2.950% due 05/25/2021		12,400	12,586
3.081% due 03/08/2021		49,700	51,939
3.400% due 03/08/2021		33,800	34,982
4.000% due 03/30/2022		85	91
4.300% due 03/08/2026		28,900	31,026
6.000% due 09/29/2023 (i)	EUR	3,900	4,606
Huntington Bancshares, Inc.
3.150% due 03/14/2021		$25,000	25,944
International Lease Finance Corp.
7.125% due 09/01/2018		41,775	45,691
8.750% due 03/15/2017		34,520	35,552
Intesa Sanpaolo SpA
2.375% due 01/13/2017		35,725	35,777
5.017% due 06/26/2024		331	303
JPMorgan Chase & Co.
0.102% due 02/19/2017	EUR	700	787
1.265% due 04/25/2018		$50,255	50,271
1.337% due 02/15/2017		2,500	2,504
2.250% due 01/23/2020		8,200	8,309
2.322% due 03/01/2021		15,000	15,381
2.400% due 06/07/2021		8,800	8,906
2.550% due 10/29/2020		9,700	9,897
2.550% due 03/01/2021		25,000	25,476
2.750% due 06/23/2020 (k)		88,400	91,021
3.250% due 09/23/2022		5	5
3.300% due 04/01/2026		100	103
3.625% due 05/13/2024		1,700	1,811
3.875% due 02/01/2024		10,650	11,490
3.900% due 07/15/2025		7,200	7,777
6.100% due 10/01/2024 (i)		30,000	31,725
6.125% due 06/27/2017		130	134
6.750% due 02/01/2024 (i)		66,900	74,677
JPMorgan Chase Bank N.A.
0.000% due 10/04/2016 (f)		299,189	299,131
1.259% due 06/02/2017 (k)		316,600	316,753
6.000% due 10/01/2017		261,000	272,236
KBC Bank NV
8.000% due 01/25/2023		53,000	56,395
KeyCorp
2.900% due 09/15/2020		25,000	25,984
LeasePlan Corp. NV
2.500% due 05/16/2018		662	663
Liberty Property LP
4.750% due 10/01/2020		75	82
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		23,500	26,291
Lloyds Bank PLC
6.500% due 09/14/2020		100	114
12.000% due 12/16/2024 (i)		1,001,400	1,378,177
13.000% due 12/19/2021	AUD	27,200	21,215
Lloyds Banking Group PLC
7.625% due 06/27/2023 (i)	GBP	48,900	64,966
MetLife Capital Trust
9.250% due 04/08/2068		$300	432
MetLife, Inc.
7.717% due 02/15/2019		120	137
MGM Growth Properties Operating Partnership LP
5.625% due 05/01/2024		2,100	2,283
Mitsubishi UFJ Financial Group, Inc.
2.722% due 03/01/2021		11,800	12,236
MMcapS Funding Ltd.
1.147% due 12/26/2039		27,797	20,292
Morgan Stanley
2.097% due 04/21/2021		1,788	1,824
2.132% due 02/01/2019		10,000	10,197
2.450% due 02/01/2019		35,000	35,654
2.500% due 04/21/2021		20,200	20,419
2.800% due 06/16/2020		1,000	1,027

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.125% due 07/27/2026		$11,400	$11,538
3.750% due 02/25/2023		45	48
5.450% due 01/09/2017		130	131
5.500% due 01/26/2020		100	111
5.550% due 04/27/2017		500	512
5.625% due 09/23/2019		200	222
5.950% due 12/28/2017		1,200	1,264
6.250% due 08/28/2017		400	417
Murray Street Investment Trust
4.647% due 03/09/2017		43,780	44,332
National Australia Bank Ltd.
1.355% due 07/23/2018		1,600	1,609
2.250% due 03/16/2021		16,600	16,952
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,400	9,430
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		$165	248
Navient Corp.
4.625% due 09/25/2017		3,940	4,004
8.450% due 06/15/2018		177,396	191,144
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2017	DKK	170,300	26,025
Novo Banco S.A.
5.000% due 04/04/2019	EUR	1,666	1,291
5.000% due 04/23/2019 (k)		11,494	8,973
5.000% due 05/14/2019		3,700	2,868
5.000% due 05/21/2019		9,756	7,754
5.000% due 05/23/2019		3,979	3,151
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	99,900	15,197
1.000% due 07/01/2017		509,200	77,618
1.000% due 10/01/2017		120,000	18,359
2.000% due 04/01/2017		375,000	57,235
2.000% due 07/01/2017		474,700	72,913
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	35,588
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	99,370
OneMain Financial Holdings LLC
6.750% due 12/15/2019		17,825	18,845
7.250% due 12/15/2021		45,475	48,090
Pinnacol Assurance
8.625% due 06/25/2034 (j)		15,000	16,356
Piper Jaffray Cos.
5.060% due 10/09/2018		70,000	71,050
Preferred Term Securities Ltd.
1.160% due 12/22/2036		65,588	49,847
1.230% due 09/23/2035		18,171	14,446
1.257% due 06/23/2035		14,561	10,921
Prologis LP
4.250% due 08/15/2023		6,000	6,646
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	150,100	22,739
1.000% due 04/01/2017		331,000	50,291
2.000% due 01/01/2017		450,300	68,319
2.000% due 04/01/2017		1,424,900	217,565
Regions Financial Corp.
3.200% due 02/08/2021		$36,500	37,984
Rio Oil Finance Trust
9.250% due 07/06/2024		16,799	15,497
9.750% due 01/06/2027		34,870	31,819
9.750% due 01/06/2027 (k)		6,805	6,210
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	10,196
2.300% due 03/22/2021		56,800	58,398
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	19,200	21,826
3.875% due 09/12/2023		$31,200	30,840
5.125% due 05/28/2024		537	540
6.100% due 06/10/2023		584	613
6.990% due 10/05/2017 (i)		47,550	53,256
7.500% due 08/10/2020 (i)		9,400	8,718
7.648% due 09/30/2031 (i)		15,290	18,386
8.000% due 08/10/2025 (i)		1,600	1,508
8.625% due 08/15/2021 (i)		20,000	19,750
Royal Bank of Scotland PLC
9.500% due 03/16/2022		3,400	3,512
Santander Holdings USA, Inc.
2.275% due 11/24/2017		158,400	159,829
2.700% due 05/24/2019		62,600	63,416
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,000	10,096
2.875% due 08/05/2021		21,700	21,711
3.125% due 01/08/2021		12,900	13,156
7.375% due 06/24/2022 (i)	GBP	3,400	4,362

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Santander UK PLC
1.362% due 03/13/2017		$1,800	$1,799
2.500% due 03/14/2019		11,375	11,548
Shinhan Bank
4.125% due 10/04/2016		18,900	18,900
Sirius International Group Ltd.
6.375% due 03/20/2017		95	97
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		2,400	2,401
SL Green Realty Corp.
4.500% due 12/01/2022		200	209
5.000% due 08/15/2018		68	71
7.750% due 03/15/2020		400	466
Springleaf Finance Corp.
6.500% due 09/15/2017		3,200	3,320
6.900% due 12/15/2017		33,920	35,743
8.250% due 12/15/2020		84,700	93,170
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		2,900	2,983
3.784% due 03/09/2026 (k)		4,000	4,326
Swedbank Hypotek AB
1.375% due 03/28/2018		1,300	1,301
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,886	11,615
5.744% due 04/13/2040		7,776	10,494
5.801% due 10/13/2040		19,765	26,288
Toronto-Dominion Bank
2.250% due 03/15/2021		$39,400	40,242
U.S. Capital Funding Ltd.
1.637% due 05/01/2034		11,400	7,410
UBS AG
1.375% due 08/14/2017		39,000	39,002
1.402% due 06/01/2017		36,700	36,743
1.692% due 06/01/2020		13,300	13,299
4.750% due 02/12/2026	EUR	100	120
5.125% due 05/15/2024		$300	311
5.875% due 12/20/2017		233	245
7.250% due 02/22/2022		2,850	2,899
7.625% due 08/17/2022		36,250	42,322
UBS Group Funding Jersey Ltd.
2.337% due 02/01/2022		29,100	29,513
2.453% due 04/14/2021		183,800	188,429
2.950% due 09/24/2020		20,000	20,509
3.000% due 04/15/2021		102,555	105,449
4.125% due 09/24/2025		12,000	12,607
4.125% due 04/15/2026		43,200	45,479
VEREIT Operating Partnership LP
4.875% due 06/01/2026		4,500	4,776
WEA Finance LLC
3.250% due 10/05/2020		25,000	26,072
3.750% due 09/17/2024		6,000	6,321
Wells Fargo & Co.
5.900% due 06/15/2024 (i)		69,800	72,417
7.980% due 03/15/2018 (i)		134,600	140,839
Wells Fargo Bank N.A.
1.110% due 06/15/2017 (k)		119,000	118,990
6.000% due 11/15/2017		600	630

			15,378,402

INDUSTRIALS 3.3%
AbbVie, Inc.
1.800% due 05/14/2018		700	703
2.300% due 05/14/2021		17,500	17,672
2.500% due 05/14/2020		7,269	7,427
2.900% due 11/06/2022		7,400	7,601
3.200% due 05/14/2026		1,000	1,015
Actavis Funding SCS
3.000% due 03/12/2020		50,490	52,092
3.450% due 03/15/2022		10,000	10,512
Aetna, Inc.
1.491% due 12/08/2017		4,700	4,712
1.700% due 06/07/2018		35,800	35,928
1.900% due 06/07/2019		28,100	28,355
Altice Financing S.A.
7.500% due 05/15/2026		80,800	84,335
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		168	171
American Airlines Pass-Through Trust
3.000% due 04/15/2030 (c)		11,400	11,507
3.250% due 04/15/2030 (c)		8,900	8,983
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		20,000	20,660
3.300% due 02/01/2023		9,535	10,065
Apple, Inc.
1.000% due 05/03/2018		30	30
Asciano Finance Ltd.
4.625% due 09/23/2020		30	32

2	See Accompanying Notes

September 30, 2016

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BAT International Finance PLC
2.750% due 06/15/2020	$17,600	$18,235
Baxalta, Inc.
1.646% due 06/22/2018	21,450	21,381
2.875% due 06/23/2020	13,300	13,637
3.600% due 06/23/2022	5,000	5,260
4.000% due 06/23/2025	4,100	4,372
Becton Dickinson and Co.
1.800% due 12/15/2017	300	302
BMW U.S. Capital LLC
1.179% due 06/02/2017 (k)	199,400	199,645
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	5	5
CBS Corp.
4.000% due 01/15/2026	8,000	8,506
Cenovus Energy, Inc.
5.700% due 10/15/2019	6,900	7,411
Charter Communications Operating LLC
3.579% due 07/23/2020	30,000	31,385
4.464% due 07/23/2022	53,600	57,952
4.908% due 07/23/2025	50,800	56,181
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	46,600	50,561
Cimarex Energy Co.
5.875% due 05/01/2022	1,000	1,047
Cisco Systems, Inc.
2.125% due 03/01/2019	35	36
City of Hope
5.623% due 11/15/2043	30,000	38,964
ConAgra Foods, Inc.
1.900% due 01/25/2018	13,000	13,080
2.100% due 03/15/2018	1,821	1,836
ConocoPhillips Co.
3.350% due 05/15/2025	65	67
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	1,328	1,375
7.707% due 10/02/2022	1,407	1,536
Continental Resources, Inc.
4.500% due 04/15/2023	5,820	5,616
5.000% due 09/15/2022	3,600	3,600
Corning, Inc.
2.900% due 05/15/2022	5	5
CVS Pass-Through Trust
8.353% due 07/10/2031	230	308
Daimler Finance North America LLC
1.469% due 08/03/2017	17,700	17,759
Devon Energy Corp.
3.250% due 05/15/2022	2,000	1,988
Diamond Finance Corp.
3.480% due 06/01/2019	23,087	23,756
4.420% due 06/15/2021	110,400	115,509
5.450% due 06/15/2023	80,000	85,800
5.875% due 06/15/2021	4,500	4,783
Dynegy, Inc.
7.375% due 11/01/2022	200	199
Energy Transfer Partners LP
2.500% due 06/15/2018	22,100	22,260
3.600% due 02/01/2023	24,395	24,052
4.050% due 03/15/2025	4,200	4,175
4.150% due 10/01/2020	2,500	2,617
4.650% due 06/01/2021	2,800	2,985
4.750% due 01/15/2026	52,600	54,474
4.900% due 02/01/2024	25	26
5.150% due 02/01/2043	1,000	926
5.150% due 03/15/2045	3,015	2,809
5.200% due 02/01/2022	16,031	17,396
6.125% due 12/15/2045	2,000	2,092
6.500% due 02/01/2042	5,831	6,113
6.700% due 07/01/2018	6,500	6,974
Enterprise Products Operating LLC
1.650% due 05/07/2018	40	40
3.350% due 03/15/2023	3,700	3,793
3.750% due 02/15/2025	8,750	9,089
ERAC USA Finance LLC
2.800% due 11/01/2018	30	31
General Motors Co.
1.000% due 07/05/2033	20,000	0
3.500% due 10/02/2018	145	149
Georgia-Pacific LLC
5.400% due 11/01/2020	200	226
Hamilton College
4.750% due 07/01/2113	58,970	58,269
HCA, Inc.
3.750% due 03/15/2019	61,291	63,360
5.875% due 03/15/2022	300	333

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	44,300	$49,018
4.500% due 12/06/2016	JPY	1,230,000	12,063
5.014% due 12/27/2017	EUR	17,500	18,946
Hilton Worldwide Finance LLC
5.625% due 10/15/2021		$8,000	8,241
HP, Inc.
4.650% due 12/09/2021		80	88
Hyundai Capital America
2.550% due 02/06/2019		70	71
Imperial Tobacco Finance PLC
2.950% due 07/21/2020		34,200	35,344
3.750% due 07/21/2022		29,000	30,814
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		1,400	1,412
3.950% due 09/01/2022		13,890	14,580
4.150% due 02/01/2024		5,000	5,113
4.250% due 09/01/2024		4,000	4,126
4.300% due 05/01/2024		43,450	45,026
5.800% due 03/01/2021		39,000	43,611
5.950% due 02/15/2018		17,600	18,515
6.500% due 04/01/2020		4,168	4,683
6.850% due 02/15/2020		2,200	2,499
Kinder Morgan, Inc.
1.500% due 03/16/2022	EUR	60,101	69,064
2.250% due 03/16/2027		14,900	16,962
3.050% due 12/01/2019		$8,200	8,385
5.000% due 02/15/2021		24,123	26,103
5.050% due 02/15/2046		2,500	2,395
5.550% due 06/01/2045		5,000	5,159
5.625% due 11/15/2023		19,950	22,071
7.800% due 08/01/2031		8,225	10,054
Korea National Oil Corp.
4.000% due 10/27/2016		200	200
Kraft Heinz Foods Co.
2.000% due 07/02/2018		24,100	24,348
2.250% due 06/05/2017		100	101
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		49,733	48,614
4.500% due 08/15/2025		3,519	3,404
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		2,443	2,651
7.041% due 10/01/2023		8,742	10,053
7.150% due 04/01/2021		4,167	4,469
ONEOK Partners LP
4.900% due 03/15/2025		6,500	7,008
Oracle Corp.
1.900% due 09/15/2021		24,000	24,079
2.400% due 09/15/2023		15,800	15,947
Pactiv LLC
8.125% due 06/15/2017		9,800	10,168
Petroleos Mexicanos
1.875% due 04/21/2022	EUR	2,500	2,708
President and Fellows of Harvard College
6.500% due 01/15/2039		$1,000	1,566
Regency Energy Partners LP
4.500% due 11/01/2023		35,125	35,429
5.000% due 10/01/2022		41,826	44,204
5.500% due 04/15/2023		33,143	34,254
5.750% due 09/01/2020		1,000	1,087
5.875% due 03/01/2022		45,467	50,177
6.500% due 07/15/2021		7,262	7,515
Reynolds American, Inc.
4.000% due 06/12/2022		11,456	12,462
4.450% due 06/12/2025		21,400	23,932
Reynolds Group Issuer, Inc.
4.127% due 07/15/2021		10,000	10,175
Rockies Express Pipeline LLC
5.625% due 04/15/2020		29,680	31,461
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		14,250	15,230
5.750% due 05/15/2024		15,500	16,759
5.875% due 06/30/2026		20,200	22,031
SBA Tower Trust
2.877% due 07/15/2046		13,500	13,747
SFR Group S.A.
5.625% due 05/15/2024	EUR	6,000	6,976
6.250% due 05/15/2024		$3,000	2,992
7.375% due 05/01/2026		80,400	82,285
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		62,600	62,703
Sovran Acquisition LP
3.500% due 07/01/2026		8,900	9,107
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	9,852

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Time Warner Cable LLC
5.000% due 02/01/2020		$6,100	$6,620
5.850% due 05/01/2017		1,600	1,640
8.250% due 04/01/2019		5,640	6,498
Time Warner, Inc.
5.350% due 12/15/2043		20	24
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,556
Transcontinental Gas Pipe Line Co. LLC
7.850% due 02/01/2026		43,700	56,556
UAL Pass-Through Trust
10.400% due 05/01/2018		9,189	9,212
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		9,700	146
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	54,600	48,792
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		$200	214
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017		1,500	1,495
1.650% due 05/22/2018		2,000	1,994
WestJet Airlines Ltd.
3.500% due 06/16/2021		28,300	29,034
Williams Partners LP
3.350% due 08/15/2022		9,961	9,874
3.600% due 03/15/2022		33,250	33,871
3.900% due 01/15/2025		4,195	4,196
4.000% due 11/15/2021		2,000	2,072
Worthington Industries, Inc.
4.550% due 04/15/2026		30	31
Wynn Las Vegas LLC
4.250% due 05/30/2023		200	193
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		10,237	10,467

			2,720,608

UTILITIES 0.7%
AT&T, Inc.
2.800% due 02/17/2021		31,600	32,550
3.400% due 05/15/2025		20,300	20,906
3.600% due 02/17/2023		63,000	66,520
4.550% due 03/09/2049		209	211
Blue Racer Midstream LLC
6.125% due 11/15/2022		29,464	28,948
Duke Energy Corp.
3.950% due 10/15/2023		2,400	2,630
Electricite de France S.A.
1.150% due 01/20/2017		30	30
Emera U.S. Finance LP
2.150% due 06/15/2019		5,400	5,462
Entergy Corp.
4.000% due 07/15/2022		17,500	19,009
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		200	214
Genesis Energy LP
5.750% due 02/15/2021		17,166	17,252
6.750% due 08/01/2022		61,834	64,022
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		19,450	20,403
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		108,041	34,033
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (j)		8,531	1,664
6.750% due 10/01/2023 (j)		13,517	2,636
Petrobras Global Finance BV
3.737% due 03/17/2020		2,400	2,352
4.875% due 03/17/2020		1,000	1,013
5.375% due 01/27/2021		12,850	12,754
5.750% due 01/20/2020		46,800	48,344
6.250% due 03/17/2024		1,600	1,568
7.875% due 03/15/2019		18,265	19,818
Plains All American Pipeline LP
2.600% due 12/15/2019		8,567	8,646
2.850% due 01/31/2023		3,800	3,615
4.300% due 01/31/2043		1,500	1,245
4.650% due 10/15/2025		8,250	8,592
4.700% due 06/15/2044		1,500	1,327
PSEG Power LLC
3.000% due 06/15/2021		8,000	8,241
Sprint Communications, Inc.
6.000% due 12/01/2016		4,885	4,916
8.375% due 08/15/2017		37,886	39,449
9.125% due 03/01/2017		7,038	7,223

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Telecom Italia SpA
7.375% due 12/15/2017	GBP	13,000	$17,985
Verizon Communications, Inc.
1.234% due 06/09/2017		$15,000	15,023
3.000% due 11/01/2021		10	10
3.500% due 11/01/2024		15	16
4.500% due 09/15/2020		9,745	10,704
4.600% due 04/01/2021		10,785	12,013
5.150% due 09/15/2023		44,812	52,233
Virginia Electric & Power Co.
4.450% due 02/15/2044		10	11

			593,588

Total Corporate Bonds & Notes (Cost $17,931,903)			18,692,598

MUNICIPAL BONDS & NOTES 3.3%
CALIFORNIA 1.6%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029		120	157
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		63,500	93,130
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		100	131
6.907% due 10/01/2050		64,500	103,288
6.918% due 04/01/2040		9,700	14,325
7.043% due 04/01/2050		63,520	101,652
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		73,500	103,137
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		32,365	49,188
7.350% due 11/01/2039		42,820	65,537
7.500% due 04/01/2034		48,102	72,934
7.550% due 04/01/2039		1,562	2,503
California State General Obligation Bonds, (BABs), Series 2010
6.650% due 03/01/2022		2,700	3,319
7.600% due 11/01/2040		49,555	80,385
7.625% due 03/01/2040		11,600	18,371
7.950% due 03/01/2036		91,735	109,977
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		34,355	48,987
8.000% due 03/01/2035		7,070	8,190
Irvine Unified School District, California Special Tax Notes, Series 2011
5.395% due 09/01/2017		1,000	1,037
5.845% due 09/01/2018		750	811
6.328% due 09/01/2019		500	564
6.578% due 09/01/2020		1,000	1,172
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030		4,000	4,479
8.360% due 08/01/2040		9,525	10,705
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		39,265	54,530
7.618% due 08/01/2040		300	468
Los Angeles Department of Airports, California Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 05/15/2020		500	502
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050		14,920	23,434
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027		14,600	19,046
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		7,200	9,474
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043		200	290
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040		44,000	57,886
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		33,000	47,947
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049		23,800	34,131

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	$20,290	$29,329
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,636
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	15,800	23,682
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	22,647
San Francisco, California City & County Certificates of Participation Bonds, (BABs), Series 2009
6.487% due 11/01/2041	5,300	6,859
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	834
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,309
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2006
5.581% due 10/01/2016	30	30
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,134
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	3,175	4,274
6.296% due 05/15/2050	29,500	36,185
University of California Revenue Bonds, Series 2011
1.023% due 07/01/2041	59,900	59,908

		1,343,514

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	200

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	77,434	104,190
7.055% due 04/01/2057	1,665	2,088

		106,278

ILLINOIS 0.6%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	72,600	89,501
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	42,475	45,185
6.899% due 12/01/2040	176,565	233,818
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	34,300	38,050
7.750% due 01/01/2042	21,600	23,251
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	42,950

		472,755

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	26,550	26,837

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	10,100	11,319

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	20,100	22,426

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	280	276

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	12,847

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	$2,800	$4,359

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (f)	3,000	2,672
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	657

		3,329

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	22,525	30,578
6.648% due 11/15/2039	1,300	1,874
7.134% due 11/15/2030	300	361
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	218
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	477
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	5,270	5,270
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	539
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	13,500	17,808
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	46,700	53,787

		110,912

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	81,000	107,687
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	175	231
7.834% due 02/15/2041	17,350	26,736
8.084% due 02/15/2050	126,160	210,498
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,100	1,499
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,771

		350,422

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,319
5.401% due 06/15/2022	3,500	3,883
5.501% due 06/15/2023	3,500	4,007
6.532% due 06/15/2039	40,450	50,750

		60,959

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	194

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	44,900	63,735
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
1.746% due 04/01/2040	8,481	8,441
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	23,581

		95,757

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	903

4	See Accompanying Notes

September 30, 2016

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	$400	$434

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	136,020	130,902

Total Municipal Bonds & Notes (Cost $2,318,572)		2,754,623

U.S. GOVERNMENT AGENCIES 45.9%
Bolivia Government AID Bond
0.376% due 02/01/2019	1,140	1,113
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)(f)	15,979	15,340
0.585% due 07/25/2037	329	323
0.625% due 01/25/2021	2	2
0.645% due 03/25/2034	83	83
0.655% due 03/25/2036	2,142	2,059
0.675% due 08/25/2034	77	75
0.712% due 08/25/2022 (a)	74,372	2,039
0.725% due 05/25/2035 - 10/27/2037	20,767	20,731
0.775% due 05/25/2037	91	92
0.815% due 06/25/2032	14	14
0.825% due 12/25/2028 - 03/25/2037	1,682	1,675
0.845% due 06/25/2037	226	225
0.875% due 08/25/2033 - 03/25/2044	1,930	1,932
0.885% due 03/25/2037	33	33
0.905% due 07/25/2037	1,132	1,138
0.925% due 06/25/2029 - 11/25/2036	2,571	2,571
0.931% due 04/18/2028	43	43
0.957% due 09/25/2046	90,633	90,642
0.975% due 08/25/2021 - 09/25/2037	2,952	2,956
0.981% due 10/18/2030	277	278
1.025% due 03/25/2017 - 05/25/2040	562	565
1.045% due 10/25/2040	71	71
1.075% due 06/25/2018 - 09/25/2041	285	285
1.081% due 12/18/2031	67	68
1.105% due 08/25/2037	9,094	9,151
1.125% due 08/25/2022	3	3
1.155% due 05/25/2040	1,744	1,757
1.175% due 10/25/2023 - 03/25/2024	596	605
1.195% due 03/25/2038	102	103
1.225% due 10/25/2037 - 06/25/2040	4,507	4,553
1.245% due 06/25/2037	263	265
1.275% due 03/25/2038 - 11/25/2039	412	417
1.325% due 01/25/2022	4	4
1.355% due 01/25/2022	18	18
1.375% due 12/25/2021	7	7
1.425% due 04/25/2032	13	13
1.525% due 04/25/2023	68	70
1.652% due 01/01/2021	2	2
1.689% due 07/01/2042 - 10/01/2044	3,584	3,653
1.689% due 06/01/2043 - 10/01/2044 (k)	17,943	18,302
1.690% due 12/01/2044	2,475	2,525
1.726% due 03/25/2036 (a)	46,637	2,929
1.739% due 09/01/2041 (k)	7,592	7,740
1.765% due 04/01/2027	2	2
1.889% due 10/01/2030 - 10/01/2040	2,980	3,052
1.904% due 05/25/2044 (a)	37,401	2,317
1.940% due 10/01/2020 - 03/01/2033	56	58
1.957% due 06/25/2055 (a)	37,308	2,421
1.996% due 11/01/2037	25	27

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.000% due 04/01/2017 - 12/01/2024	$42	$42
2.033% due 12/25/2038 (a)	51,062	4,206
2.088% due 02/01/2035	1,053	1,097
2.105% due 06/01/2035	493	511
2.124% due 05/01/2023	65	65
2.125% due 02/01/2022	30	30
2.145% due 11/01/2031	54	54
2.163% due 10/01/2034	592	620
2.177% due 04/01/2027	15	16
2.196% due 01/01/2020	83	85
2.198% due 10/01/2034	102	107
2.200% due 02/01/2035	101	105
2.206% due 01/01/2035	2,717	2,836
2.213% due 12/01/2034	98	102
2.218% due 11/01/2034	634	663
2.230% due 03/01/2019	35	35
2.235% due 01/01/2035 (k)	5,545	5,808
2.235% due 11/01/2035	75	78
2.256% due 09/01/2035	5	6
2.261% due 12/01/2034	84	88
2.270% due 06/01/2030	24	25
2.274% due 01/01/2036	7	7
2.280% due 11/01/2034	1,147	1,208
2.290% due 08/01/2025	411	434
2.295% due 11/01/2023	10	10
2.299% due 03/01/2035	27	28
2.315% due 12/01/2023	66	67
2.316% due 01/01/2035	53	55
2.324% due 01/01/2035	3,108	3,266
2.327% due 07/01/2024	38	38
2.329% due 06/01/2021 - 12/01/2034	72	74
2.339% due 09/01/2035	49	51
2.346% due 11/01/2024	230	237
2.349% due 12/01/2020	14	14
2.355% due 09/01/2023	71	72
2.365% due 06/01/2023	47	47
2.372% due 11/01/2035	1,334	1,392
2.385% due 07/01/2019	9	10
2.387% due 09/01/2022	35	37
2.397% due 12/01/2034	546	579
2.406% due 12/01/2025	64	65
2.413% due 10/01/2035 - 01/01/2036	592	620
2.419% due 09/01/2035	635	678
2.420% due 02/01/2019	48	49
2.425% due 09/01/2034	392	414
2.427% due 02/01/2023	33	33
2.428% due 03/01/2034	7	8
2.430% due 10/01/2019	12	12
2.433% due 03/01/2034 - 08/01/2035	3,524	3,671
2.434% due 10/01/2034	1,416	1,480
2.442% due 09/01/2036	1	1
2.444% due 12/01/2034	16	17
2.450% due 12/01/2023 - 11/01/2034	94	96
2.461% due 12/01/2033 - 10/01/2034	798	845
2.463% due 02/01/2034	30	31
2.469% due 02/01/2035	1,182	1,226
2.470% due 11/01/2025	27	29
2.473% due 12/01/2033	447	471
2.474% due 11/01/2032 - 10/01/2035	614	655
2.475% due 05/01/2022 - 09/01/2035	3,654	3,849
2.482% due 11/01/2035 (k)	4,508	4,770
2.482% due 12/01/2035	33	35
2.484% due 09/01/2019	142	146
2.491% due 01/01/2036	491	522
2.493% due 12/01/2035	231	237
2.497% due 11/01/2019 - 12/01/2034	44	45
2.509% due 11/01/2035	2,100	2,232
2.515% due 09/01/2035	174	178
2.518% due 11/01/2035	1,442	1,532
2.521% due 11/01/2023	11	11

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.525% due 04/01/2036	$137	$144
2.528% due 02/01/2028	83	88
2.529% due 07/01/2017	51	52
2.535% due 09/01/2017 - 02/01/2035	1,578	1,668
2.538% due 09/01/2035	342	361
2.545% due 10/01/2035	12	13
2.546% due 05/01/2030	4	4
2.554% due 03/01/2025	223	232
2.562% due 11/01/2025	38	40
2.565% due 11/01/2023	81	82
2.570% due 02/01/2028 - 09/01/2035	2,268	2,390
2.575% due 08/01/2035 - 01/01/2036	469	479
2.578% due 04/01/2033	34	37
2.589% due 05/01/2025 - 12/01/2036	141	147
2.595% due 07/01/2026 - 04/01/2027	8	8
2.596% due 01/01/2035	568	604
2.606% due 11/01/2034	598	635
2.609% due 11/01/2025	204	216
2.610% due 05/01/2024	5	5
2.612% due 12/01/2035	3	4
2.615% due 02/01/2035	774	814
2.616% due 12/01/2025	151	156
2.617% due 12/01/2033	181	190
2.623% due 05/01/2035	67	70
2.624% due 08/01/2027	455	479
2.625% due 08/01/2024	19	19
2.627% due 10/01/2035	50	52
2.630% due 09/01/2035	26	28
2.634% due 01/01/2037	109	116
2.640% due 09/01/2029	3	3
2.644% due 08/01/2033 - 03/01/2035	23	24
2.647% due 10/01/2035	186	197
2.650% due 12/01/2035	399	420
2.652% due 08/01/2026	35	36
2.655% due 11/01/2035	703	740
2.656% due 12/01/2022 - 11/01/2025	19	20
2.659% due 02/01/2027	107	111
2.660% due 06/01/2035	286	300
2.664% due 02/01/2035	762	808
2.674% due 04/01/2034 - 05/01/2036	329	345
2.676% due 05/01/2034	146	154
2.678% due 03/01/2034	2,295	2,418
2.680% due 02/01/2022	5,284	5,515
2.684% due 01/01/2026	39	40
2.685% due 10/01/2024	44	45
2.692% due 03/01/2035	562	595
2.697% due 09/01/2035	63	66
2.698% due 07/01/2035	565	596
2.700% due 06/01/2024 - 07/01/2033	12	12
2.701% due 03/01/2033	96	100
2.702% due 09/01/2033	51	53
2.705% due 09/01/2024	52	53
2.712% due 07/01/2035	59	62
2.717% due 07/01/2035	727	764
2.719% due 06/01/2025	182	190
2.720% due 05/01/2026 - 07/01/2026	23	23
2.722% due 08/01/2032 - 09/01/2037	52	55
2.727% due 09/01/2033	20	21
2.732% due 01/01/2037	14	15
2.736% due 06/01/2035	3,167	3,369
2.742% due 05/25/2035	8,697	9,156
2.745% due 04/01/2035	30	32
2.750% due 07/01/2022 - 09/01/2022	11,322	11,910
2.751% due 04/01/2027	15	16
2.754% due 09/01/2034 (k)	6,722	7,043
2.756% due 04/01/2038	10	10
2.757% due 11/01/2035	295	310

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.760% due 06/01/2035 - 11/01/2035	$334	$342
2.763% due 07/01/2021	10	10
2.766% due 09/01/2035	958	1,010
2.773% due 02/01/2035 - 09/01/2035	236	247
2.774% due 12/01/2027	118	122
2.782% due 10/01/2026	7	7
2.787% due 11/01/2035 - 02/01/2036	1,437	1,528
2.790% due 07/01/2022	4,172	4,407
2.795% due 05/01/2037	22	23
2.800% due 03/01/2018 - 08/01/2031	12,170	12,844
2.803% due 10/01/2035	193	204
2.806% due 03/01/2036	484	506
2.808% due 11/01/2034	1,403	1,483
2.810% due 02/01/2036	51	54
2.816% due 07/01/2020	14	14
2.818% due 05/01/2035 (k)	5,085	5,355
2.821% due 06/01/2035 - 09/01/2035	1,139	1,207
2.822% due 01/01/2036	202	215
2.825% due 10/01/2027	29	29
2.830% due 07/01/2022	3,524	3,732
2.835% due 12/01/2030 - 04/01/2034	94	99
2.836% due 05/01/2033 - 07/01/2035	305	317
2.845% due 07/01/2035	212	224
2.848% due 05/01/2038 (k)	19,904	21,182
2.850% due 06/01/2022 - 12/01/2026	104	109
2.858% due 06/01/2035	1,425	1,500
2.861% due 02/01/2036	55	59
2.862% due 08/01/2035	15	16
2.863% due 07/01/2034	13	14
2.864% due 08/01/2035	293	311
2.870% due 03/01/2022	2,765	2,912
2.870% due 09/01/2027 (k)	124,500	129,954
2.874% due 06/01/2030	43	44
2.875% due 01/01/2018 - 02/01/2024	32	33
2.881% due 08/01/2035	1,193	1,260
2.883% due 08/01/2035	20	22
2.888% due 05/01/2035	3,325	3,514
2.889% due 12/01/2023	20	21
2.897% due 08/01/2035 - 03/01/2036	2,734	2,886
2.898% due 05/01/2035	40	42
2.910% due 05/01/2030	5	5
2.912% due 03/01/2036	326	342
2.915% due 09/01/2037	2	2
2.918% due 03/01/2023	63	64
2.920% due 03/01/2022	3,833	4,043
2.923% due 07/01/2035	17	18
2.926% due 06/01/2034	4	4
2.940% due 11/01/2025	42	42
2.943% due 09/01/2035	455	481
2.950% due 02/01/2020 - 02/01/2021	18	18
2.957% due 04/01/2024 - 04/01/2036	109	111
2.960% due 05/01/2022 - 07/01/2022	6,759	7,183
2.965% due 06/01/2035	41	43
2.967% due 12/01/2017	34	34
2.972% due 03/01/2036	168	179
2.976% due 05/01/2035	1,134	1,186
2.988% due 08/01/2035	244	260
2.999% due 06/01/2033	62	65
3.000% due 01/01/2022 (k)	11,755	12,498
3.000% due 08/01/2023 - 12/01/2043	210,196	217,467
3.019% due 08/01/2035	111	114
3.026% due 07/01/2034	1,248	1,328
3.027% due 10/01/2035	131	139
3.036% due 08/01/2027	34	35
3.037% due 03/01/2036	148	155
3.040% due 04/01/2022	2,987	3,169

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.044% due 05/01/2022	$8,393	$8,974
3.047% due 07/01/2035	1,266	1,345
3.071% due 05/01/2023	65	66
3.084% due 08/01/2022	112	117
3.085% due 04/01/2018	16	16
3.091% due 05/01/2035	26	28
3.125% due 04/01/2035	1,162	1,231
3.155% due 05/01/2022	570	610
3.162% due 07/01/2035 - 08/01/2035	475	501
3.172% due 09/01/2036	2	2
3.177% due 06/01/2035	365	386
3.265% due 06/01/2036	46	46
3.292% due 10/01/2027	70	70
3.330% due 11/01/2021 (k)	15,439	16,606
3.345% due 09/01/2021	1	1
3.375% due 03/01/2023 - 10/01/2024	47	48
3.380% due 11/01/2021	1,009	1,088
3.416% due 10/01/2020	342	367
3.420% due 11/01/2021	5,161	5,566
3.437% due 03/01/2022 (k)	60,441	65,216
3.500% due 08/01/2018 - 04/01/2046	229,849	243,480
3.500% due 05/01/2020 - 09/01/2046 (k)	1,438,777	1,519,285
3.525% due 11/01/2022	6	6
3.555% due 06/01/2022	10	10
3.570% due 11/01/2021	2,679	2,908
3.603% due 07/01/2024	20	20
3.619% due 12/01/2020	273	294
3.625% due 02/25/2033	999	1,055
3.635% due 09/01/2028	10	10
3.825% due 02/01/2021	7	7
3.830% due 07/01/2021	291	318
3.840% due 05/01/2018	350	361
3.867% due 03/01/2023	174	179
3.926% due 08/01/2027	155	161
3.980% due 07/01/2021 (k)	125,500	137,781
4.000% due 03/01/2019 - 07/01/2046	127,142	135,851
4.000% due 06/01/2042 - 06/01/2046 (k)	531,785	571,621
4.295% due 11/01/2021	21	21
4.316% due 12/01/2036	231	242
4.380% due 06/01/2021	513	571
4.409% due 02/01/2028	6	6
4.500% due 12/01/2017 - 09/01/2045	181,864	201,153
4.500% due 08/01/2018 - 11/01/2044 (k)	25,553	27,332
4.693% due 09/01/2034	175	183
5.000% due 06/01/2018 - 02/01/2045	45,045	50,141
5.000% due 06/01/2023 - 02/01/2025 (k)	11,020	12,235
5.030% due 05/01/2024	2,081	2,449
5.121% due 06/01/2029	16	16
5.500% due 09/01/2017 - 02/01/2042	93,751	105,710
5.500% due 07/01/2023 - 04/01/2030 (k)	15,697	17,681
5.545% due 02/25/2037 (a)	36	7
5.575% due 06/25/2037 - 08/25/2043 (a)	38,831	8,460
5.617% due 12/25/2042	11,214	12,754
5.625% due 12/25/2042 (a)	7,658	1,242
5.675% due 03/25/2039 (a)	38,084	3,161
5.725% due 05/25/2037 - 01/25/2040 (a)	2,303	406
5.750% due 12/20/2027 - 08/25/2034	1,325	1,521
5.775% due 08/25/2042 (a)	32,529	6,539
5.790% due 10/01/2017	350	360
5.855% due 03/25/2037 (a)	109	22
5.975% due 02/25/2037 (a)	519	92
6.000% due 10/01/2016 - 10/25/2044	207,759	238,787
6.000% due 03/01/2026 - 10/01/2040 (k)	107,327	123,600

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.025% due 07/25/2036 (a)	$1,119	$202
6.075% due 12/25/2036 - 06/25/2037 (a)	910	152
6.115% due 12/25/2036 (a)	380	80
6.125% due 07/25/2037 (a)	661	95
6.160% due 08/01/2017	131	134
6.235% due 05/25/2037 (a)	86	17
6.240% due 10/25/2042	9,380	10,714
6.250% due 07/01/2024 - 02/25/2029	384	426
6.290% due 02/25/2029	63	67
6.300% due 10/17/2038	728	747
6.500% due 02/01/2017 - 02/25/2047	29,495	33,519
6.750% due 10/25/2023	67	75
6.900% due 05/25/2023	9	10
6.913% due 08/25/2037	69	76
6.975% due 09/25/2038 (a)	409	43
7.000% due 02/01/2017 - 01/25/2048	4,458	4,967
7.375% due 05/25/2022	201	225
7.500% due 04/01/2017 - 07/25/2041	1,701	1,803
7.750% due 01/25/2022	88	95
7.780% due 01/01/2018	1,647	1,648
7.800% due 10/25/2022 - 06/25/2026	49	55
8.000% due 12/25/2016 - 08/01/2032	4,720	5,537
8.000% due 08/18/2027 (a)	3	1
8.060% due 04/01/2030	1,399	1,738
8.126% due 03/25/2039	4	4
8.500% due 06/01/2017 - 07/01/2037	1,232	1,416
8.680% due 10/25/2043	63,935	80,073
8.750% due 01/25/2021	27	29
8.866% due 11/25/2040	2	2
9.000% due 04/01/2017 - 11/01/2025	278	307
9.000% due 06/25/2022 (a)	8	2
9.250% due 04/25/2018	1	1
9.300% due 05/25/2018 - 08/25/2019	2	2
9.326% due 09/25/2028	15	15
9.500% due 01/01/2018 - 03/01/2026	125	133
10.000% due 08/01/2017 - 05/01/2022	13	12
903.213% due 08/25/2021 (a)	0	1
Fannie Mae, TBA
3.000% due 10/01/2031 - 12/01/2046	7,124,000	7,401,627
3.500% due 10/01/2031 - 11/01/2046	8,159,250	8,608,101
4.000% due 10/01/2046 - 11/01/2046	8,552,590	9,183,069
4.500% due 10/01/2046 - 11/01/2046	2,608,100	2,855,117
5.000% due 11/01/2046	49,200	54,622
5.500% due 10/01/2031 - 10/01/2046	361,000	405,041
6.000% due 10/01/2046	58,000	66,528
FDIC Structured Sale Guaranteed Notes
1.023% due 11/29/2037	4,793	4,783
2.980% due 12/06/2020	2,391	2,419
Federal Housing Administration
1.000% due 08/01/2020	119	116
6.896% due 07/01/2020	1,521	1,489
7.110% due 05/01/2019	108	106
7.315% due 08/01/2019	1,354	1,325
7.350% due 04/01/2019	5	5
7.375% due 02/01/2018	27	26
7.430% due 10/01/2018 - 05/01/2024	1,414	1,383
7.460% due 01/01/2023	11	10
7.465% due 11/01/2019	337	330
8.280% due 03/01/2020	125	119
Freddie Mac
0.200% due 09/25/2043 (a)	1,045,776	5,971
0.565% due 12/25/2036	3,676	3,662
0.774% due 07/15/2034	133	132

6	See Accompanying Notes

September 30, 2016

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.785% due 08/25/2031	$283	$277
0.824% due 02/15/2037	14	14
0.864% due 02/15/2037	25	25
0.874% due 12/15/2029	47	47
0.924% due 06/15/2018 - 05/15/2041	3,528	3,529
0.974% due 06/15/2023 - 12/15/2031	69	69
1.024% due 06/15/2030 - 12/15/2032	88	87
1.074% due 01/15/2042	253	254
1.104% due 05/15/2032 - 07/15/2037	4,842	4,875
1.175% due 09/25/2025	50,779	50,884
1.194% due 08/15/2037	5,373	5,427
1.224% due 09/25/2022	137,371	137,667
1.234% due 10/15/2037	2,466	2,484
1.244% due 05/15/2037	1,613	1,632
1.254% due 05/15/2040	35	36
1.274% due 08/15/2036	45	46
1.374% due 11/15/2039	59	60
1.419% due 08/25/2022 (a)	154,624	9,601
1.524% due 02/15/2021	5	5
1.525% due 05/25/2043	5,643	5,786
1.667% due 12/25/2018 (a)	279,492	7,905
1.689% due 02/25/2045	16,859	17,299
1.697% due 12/01/2026	175	179
1.740% due 10/25/2023	57	57
1.781% due 06/25/2020 (a)	17,607	789
1.867% due 07/25/2044	2,773	2,856
1.900% due 11/15/2038 (a)	60,430	4,233
1.939% due 06/15/2039 (a)	25,220	1,764
1.987% due 10/15/2041 (a)	14,442	928
2.000% due 12/01/2016 - 06/01/2017	1	1
2.036% due 05/15/2038 (a)	7,375	605
2.055% due 01/01/2022	14	15
2.125% due 09/01/2018	4	4
2.250% due 05/01/2037	255	263
2.260% due 10/25/2023	287	297
2.265% due 05/01/2020	8	8
2.303% due 06/01/2022	1	1
2.323% due 10/25/2018 - 10/01/2023	37	37
2.358% due 03/01/2024	39	39
2.422% due 11/01/2023	58	60
2.435% due 05/01/2021	189	195
2.445% due 12/01/2018	11	11
2.472% due 03/01/2035	387	409
2.481% due 07/01/2023	20	21
2.498% due 05/01/2023 - 04/01/2036	478	502
2.500% due 05/01/2023 - 01/01/2036	30	29
2.515% due 11/01/2026	134	137
2.516% due 03/01/2022	72	73
2.535% due 09/01/2035	41	43
2.539% due 10/01/2022	19	19
2.540% due 07/01/2024	16	16
2.543% due 02/01/2037	18	19
2.550% due 10/01/2023	34	35
2.555% due 09/01/2028	1	1
2.559% due 07/01/2025	104	108
2.562% due 07/01/2020	43	44
2.563% due 10/01/2023	49	50
2.574% due 01/01/2034	1,992	2,117
2.575% due 06/01/2021	44	45
2.581% due 10/01/2023 - 10/01/2035	306	322
2.581% due 10/01/2035 (k)	4,425	4,676
2.593% due 11/01/2035 (k)	5,500	5,834
2.597% due 07/01/2032	1	1
2.599% due 06/01/2033	126	133
2.605% due 10/01/2035	160	165
2.608% due 01/01/2037	98	104
2.610% due 07/01/2022	41	41
2.612% due 12/01/2022	2	2
2.614% due 09/01/2035	3,015	3,199
2.615% due 11/01/2023	1	1
2.617% due 02/01/2038	3	3

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.618% due 10/01/2035 (k)	$6,478	$6,846
2.635% due 04/01/2029	46	48
2.650% due 04/01/2024	136	139
2.662% due 10/01/2026	133	139
2.663% due 11/01/2028	224	232
2.671% due 04/01/2025	3	3
2.674% due 08/01/2023	313	323
2.685% due 11/01/2035	235	241
2.693% due 04/01/2025	1	1
2.706% due 05/01/2035 (k)	7,577	7,949
2.713% due 09/01/2035	20	21
2.714% due 10/01/2035 (k)	4,769	5,043
2.722% due 02/01/2025	6	7
2.727% due 02/01/2037	12	13
2.733% due 06/01/2024	97	102
2.735% due 05/01/2022 - 01/01/2028	15	15
2.738% due 05/01/2027	6	6
2.740% due 08/01/2023	15	16
2.750% due 06/01/2022 - 10/01/2035	258	266
2.751% due 11/01/2035 (k)	4,325	4,582
2.760% due 08/01/2023 - 10/01/2024	47	49
2.762% due 01/01/2021	6	6
2.780% due 10/01/2020	10	10
2.781% due 08/01/2035	24	25
2.782% due 10/01/2035 (k)	8,226	8,777
2.785% due 08/01/2023	135	138
2.786% due 10/01/2024	25	26
2.801% due 06/01/2024	139	143
2.802% due 04/01/2023	3	3
2.804% due 12/01/2037	71	74
2.821% due 05/01/2023 - 02/01/2036	209	221
2.824% due 08/01/2035 (k)	10,032	10,571
2.825% due 04/01/2025	33	33
2.829% due 05/01/2023	18	19
2.838% due 10/01/2023	44	45
2.840% due 03/01/2035	9	9
2.842% due 03/01/2036	83	88
2.845% due 08/01/2035	352	375
2.855% due 09/01/2023	11	11
2.856% due 09/01/2023 - 01/01/2024	156	165
2.865% due 09/01/2023	24	25
2.866% due 06/01/2037	20	21
2.890% due 02/01/2026	241	251
2.891% due 09/01/2023	32	32
2.897% due 07/01/2027	10	10
2.901% due 04/01/2036	3	3
2.903% due 05/01/2037	64	68
2.916% due 09/01/2023	160	165
2.920% due 06/01/2030	205	214
2.933% due 06/01/2035 (k)	13,045	13,773
2.940% due 03/01/2036	217	220
2.945% due 07/01/2030	431	452
2.953% due 07/01/2023	41	41
2.954% due 10/01/2020	2	2
2.960% due 09/01/2035	116	124
2.964% due 03/01/2021	54	56
2.972% due 08/01/2035	13	14
2.975% due 07/01/2035	2,756	2,932
2.978% due 09/01/2037	9	10
2.981% due 10/01/2023	30	30
2.995% due 05/01/2037	37	40
3.000% due 03/01/2027 - 08/01/2035	121	128
3.000% due 08/15/2027 (a)	15,734	1,555
3.004% due 08/01/2023	23	24
3.011% due 05/01/2036	210	222
3.026% due 05/01/2018	11	11
3.030% due 07/01/2033	4	4
3.034% due 07/01/2019	1	1
3.035% due 04/01/2036	132	131
3.039% due 08/15/2032	1,084	1,131
3.049% due 05/01/2018	20	20
3.073% due 07/01/2036	4	4
3.093% due 01/25/2036	2,560	2,651
3.094% due 11/01/2034	208	220

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.097% due 07/01/2035	$3,788	$4,042
3.102% due 05/01/2020	1	2
3.126% due 12/01/2035	164	171
3.143% due 07/01/2032	36	38
3.155% due 01/01/2019	14	14
3.177% due 04/01/2029	13	13
3.378% due 07/01/2019	26	26
3.415% due 05/01/2018	12	12
3.500% due 09/01/2018 - 02/01/2044	22,436	24,090
4.000% due 09/15/2018 - 04/01/2044	32,679	36,130
4.019% due 01/25/2047	100	102
4.500% due 03/01/2018 - 02/01/2046	145,047	159,169
4.500% due 08/01/2023 - 06/01/2045 (k)	99,101	108,624
5.000% due 10/01/2016 - 07/01/2040	20,341	22,068
5.476% due 06/15/2042 - 08/15/2042 (a)	58,798	12,367
5.500% due 09/01/2017 - 07/01/2047	8,064	9,041
5.726% due 02/15/2038 (a)	592	97
5.776% due 05/15/2039 (a)	577	114
5.926% due 03/15/2037 (a)	318	70
5.950% due 06/15/2028	14,808	16,268
5.976% due 08/15/2036 (a)	237	49
5.986% due 12/15/2041 (a)	24,649	5,415
6.000% due 10/01/2016 - 10/15/2036	32,588	37,300
6.000% due 07/01/2026 - 09/01/2027 (k)	9,744	11,122
6.056% due 09/15/2036 (a)	350	73
6.126% due 11/15/2036 (a)	13,381	2,671
6.250% due 12/15/2028	247	277
6.500% due 12/01/2016 - 10/25/2043	68,074	78,203
6.950% due 07/15/2021 - 08/15/2021	19	20
7.000% due 03/01/2017 - 10/25/2043	13,676	16,173
7.000% due 09/15/2023 (a)	4	1
7.400% due 02/01/2021	61	59
7.500% due 01/01/2017 - 11/01/2037	4,539	5,257
7.645% due 05/01/2025	5,157	6,273
8.000% due 12/01/2016 - 06/01/2030	704	789
8.250% due 06/15/2022	42	47
8.290% due 11/15/2033	853	918
8.500% due 12/01/2016 - 06/01/2030	348	382
8.681% due 09/15/2043 - 12/15/2043	34,651	42,660
8.750% due 12/15/2020	19	21
8.900% due 11/15/2020	66	70
9.000% due 09/15/2020 - 07/01/2030	129	141
9.000% due 05/01/2022 (a)	1	0
9.500% due 02/01/2020 - 12/01/2022	49	50
10.000% due 09/01/2017 - 03/01/2021	3	1
10.500% due 10/01/2017 - 01/01/2021	3	3
10.745% due 09/15/2041	3	3
11.627% due 02/15/2041	9	15
11.766% due 03/15/2044	2,338	2,340
18.873% due 05/15/2033	317	449
35.494% due 08/15/2037	936	1,733
Freddie Mac, TBA
3.500% due 10/01/2046 - 11/01/2046	1,107,000	1,167,012
4.000% due 10/01/2046 - 11/01/2046	518,000	555,576
4.500% due 10/01/2046 - 11/01/2046	306,900	335,789
5.500% due 11/01/2046	81,000	90,908

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Ginnie Mae
0.930% due 06/16/2031 - 03/16/2032	$164	$165
0.954% due 06/20/2065	46,263	45,961
0.964% due 09/20/2065	37,198	37,034
0.980% due 11/16/2029	18	19
0.994% due 03/20/2065	25,258	25,247
1.030% due 02/16/2030 - 04/16/2032	610	614
1.041% due 11/16/2043 (a)	113,081	4,967
1.074% due 06/20/2065	7,272	7,195
1.080% due 12/16/2025	28	29
1.094% due 05/20/2065	2,618	2,594
1.114% due 08/20/2065	50,102	49,681
1.130% due 02/16/2030	658	664
1.154% due 12/20/2065	29,573	29,381
1.244% due 12/20/2065 - 08/20/2066	45,380	45,316
1.344% due 04/20/2066	9,750	9,797
1.414% due 07/20/2065	2,920	2,944
1.482% due 03/20/2031	45	46
1.489% due 02/20/2060	36,954	37,506
1.494% due 03/20/2066	55,053	55,820
1.532% due 01/20/2066	4,891	4,959
1.544% due 02/20/2066	45,237	45,905
1.644% due 03/20/2066	14,855	15,225
1.875% due 07/20/2017 - 07/20/2034	9,569	9,869
2.000% due 02/20/2017 - 02/20/2034	23,157	23,865
2.125% due 05/20/2017 - 05/20/2032	11,197	11,540
2.125% due 04/20/2041 (k)	5,950	6,121
2.500% due 06/20/2021 - 07/15/2043	571	583
3.000% due 12/20/2018 - 06/20/2041	137	141
3.500% due 12/20/2017 - 08/15/2045	56,481	60,126
3.500% due 08/15/2044 - 02/15/2045 (k)	36,355	38,673
3.950% due 07/15/2025	88	94
4.000% due 02/20/2018 - 08/20/2046	16,931	18,393
4.000% due 02/20/2044 (a)	73,922	9,141
4.000% due 12/20/2045 - 01/20/2046 (k)	158,383	169,881
4.500% due 11/16/2028 - 08/15/2033	1,322	1,418
4.750% due 07/20/2035	1,867	2,061
5.000% due 07/15/2033 - 12/15/2040	14,402	16,128
5.000% due 05/15/2039 (k)	5,858	6,568
5.218% due 03/20/2040 (a)	31,429	4,600
5.500% due 05/20/2017 - 03/16/2034	1,870	2,122
5.568% due 07/20/2041 (a)	29,031	4,171
5.668% due 06/20/2043 (a)	40,645	6,191
6.000% due 06/15/2017 - 12/20/2041	10,277	11,994
6.070% due 07/16/2031 - 08/16/2033 (a)	1,233	275
6.500% due 11/15/2023 - 09/20/2038	1,429	1,638
6.750% due 10/16/2040	1,389	1,545
7.000% due 12/15/2022 - 10/15/2034	506	596
7.500% due 11/20/2017 - 02/15/2035	335	383
7.750% due 08/20/2025 - 12/15/2040	1,443	1,448
8.000% due 02/15/2017 - 10/20/2031	421	469
8.250% due 04/15/2020	10	11
8.300% due 06/15/2019	3	4
8.500% due 01/15/2017 - 04/15/2031	304	337
9.000% due 10/15/2016 - 01/15/2031	194	207

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
9.500% due 07/15/2017 - 12/15/2026	$61	$64
10.000% due 12/15/2017 - 02/15/2025	27	27
10.500% due 12/15/2017 - 10/20/2019	7	8
11.000% due 09/15/2017 - 11/20/2018	4	4
Ginnie Mae, TBA
3.000% due 10/01/2046	12,000	12,570
3.500% due 10/01/2046 - 11/01/2046	777,400	825,433
4.000% due 10/01/2046 - 11/01/2046	577,540	619,439
5.000% due 10/01/2046	2,000	2,227
Jamaica Housing Development AID Bond
0.500% due 10/01/2018	1,613	1,610
Small Business Administration
1.125% due 05/25/2021	27	27
1.250% due 03/25/2025 - 07/25/2025	20	21
1.350% due 01/25/2019	23	23
4.340% due 03/01/2024	46	48
4.350% due 07/01/2023	112	118
4.580% due 03/01/2018	51	52
4.625% due 02/01/2025	297	319
4.770% due 04/01/2024	198	211
4.840% due 02/01/2023	97	103
4.870% due 12/01/2024	320	342
4.890% due 12/01/2023	186	199
4.930% due 01/01/2024	413	442
4.950% due 03/01/2025	401	433
5.110% due 05/01/2017 - 08/01/2025	125	135
5.120% due 11/01/2017	13	14
5.130% due 09/01/2023	999	1,081
5.190% due 01/01/2017 - 07/01/2024	54	57
5.230% due 11/01/2016	7	7
5.240% due 08/01/2023	94	102
5.310% due 05/01/2027	127	141
5.320% due 04/01/2027	153	169
5.340% due 11/01/2021	714	760
5.471% due 03/10/2018	97	102
5.510% due 11/01/2027	211	236
5.520% due 06/01/2024	1,174	1,275
5.600% due 09/01/2028	543	610
5.725% due 09/10/2018	1,656	1,720
5.780% due 08/01/2027	24	27
5.820% due 07/01/2027	1,084	1,225
5.870% due 07/01/2028	284	323
5.902% due 02/10/2018	586	614
6.020% due 08/01/2028	250	285
6.070% due 07/01/2026	284	321
6.290% due 01/01/2021	63	67
6.340% due 03/01/2021	579	619
6.440% due 02/01/2021	154	165
6.700% due 12/01/2016	67	67
6.900% due 12/01/2020	210	221
6.950% due 11/01/2016	12	12
7.060% due 11/01/2019	146	151
7.150% due 03/01/2017	19	19
7.190% due 12/01/2019	48	49
7.200% due 10/01/2019	81	84
7.500% due 04/01/2017	18	18
7.630% due 06/01/2020	278	293
Vendee Mortgage Trust
0.363% due 06/15/2023 (a)	6,060	50
6.411% due 01/15/2030	913	1,052
6.500% due 09/15/2024	4,798	5,366

Total U.S. Government Agencies (Cost $38,237,128)		38,441,781

U.S. TREASURY OBLIGATIONS 46.6%
U.S. Treasury Bonds
2.250% due 08/15/2046 (k)	335,500	330,494
2.500% due 02/15/2045 (o)	8,400	8,710
2.500% due 02/15/2046 (k)	128,841	133,630
2.750% due 08/15/2042	952,000	1,040,655
2.750% due 11/15/2042 (k)	1,912,000	2,088,112
2.875% due 05/15/2043	201,199	224,726

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.875% due 08/15/2045 (k)	$1,801,816	$2,013,636
3.000% due 05/15/2042	1,139,170	1,302,548
3.000% due 11/15/2044 (k)	2,153,246	2,463,533
3.000% due 05/15/2045	287,200	328,541
3.125% due 02/15/2043	372,000	434,804
3.125% due 08/15/2044 (k)	4,042,057	4,733,313
3.375% due 05/15/2044 (k)	782,425	957,569
3.625% due 08/15/2043	111,700	142,636
3.625% due 02/15/2044	108,700	138,847
3.750% due 11/15/2043	87,000	113,577
4.250% due 05/15/2039	135,600	186,371
4.250% due 11/15/2040 (o)	49,400	68,195
4.375% due 11/15/2039 (k)	711,450	994,613
4.375% due 05/15/2040	428,400	600,137
4.500% due 02/15/2036	65	92
4.500% due 08/15/2039	104,800	148,910
4.625% due 02/15/2040	504,000	729,018
6.250% due 05/15/2030	226	349
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2018 (m)	392,150	396,566
0.125% due 04/15/2019 (m)	112,460	114,421
0.125% due 01/15/2022	1,094,490	1,118,384
0.125% due 07/15/2022 (k)(m)	780,174	799,881
0.125% due 01/15/2023	30	31
0.125% due 07/15/2024	11,504	11,695
0.250% due 01/15/2025	305	311
0.375% due 07/15/2023	27,004	28,031
0.375% due 07/15/2025	609	630
0.625% due 07/15/2021 (m)	467,681	491,614
0.625% due 01/15/2026	155,971	164,346
0.625% due 02/15/2043	4,710	4,756
0.750% due 02/15/2042	57,032	59,155
0.750% due 02/15/2045	674,066	699,627
1.000% due 02/15/2046	130,338	145,019
1.375% due 02/15/2044	41,923	50,048
1.625% due 01/15/2018 (m)	88,796	91,564
1.750% due 01/15/2028	1,694,348	1,988,482
2.000% due 01/15/2026	1,795,419	2,113,276
2.375% due 01/15/2025 (k)	1,454,649	1,736,688
2.375% due 01/15/2027	2,419,247	2,973,536
2.500% due 01/15/2029	1,260,109	1,604,442
3.625% due 04/15/2028	145,814	201,883
3.875% due 04/15/2029	323,268	467,161
U.S. Treasury Notes
0.500% due 01/31/2017 (m)	3,329	3,331
0.625% due 12/31/2016 (m)	4,534	4,538
0.875% due 01/31/2017 (m)(o)	1,729	1,732
0.875% due 02/28/2017 (o)	197	197
1.500% due 01/31/2022 (m)(o)	101,400	102,774
1.500% due 08/15/2026	500	496
1.750% due 04/30/2022 (m)(o)	97,600	100,112
1.750% due 09/30/2022 (m)(o)	531,200	544,439
1.875% due 08/31/2022 (m)(o)	2,000	2,064
2.000% due 10/31/2021 (m)(o)	56,900	59,133
2.000% due 07/31/2022 (m)(o)	429,200	446,116
2.000% due 02/15/2025 (m)(o)	10,800	11,191
2.000% due 08/15/2025 (m)(o)	54,790	56,747
2.125% due 05/15/2025 (m)(o)	7,300	7,638
2.250% due 11/15/2024 (k)(m)(o)	3,057,716	3,230,190
2.250% due 11/15/2025 (o)	400	423
2.375% due 08/15/2024 (o)	800	853

Total U.S. Treasury Obligations (Cost $36,701,649)		39,016,537

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	1,670	1,686
Adjustable Rate Mortgage Trust
0.645% due 08/25/2036	7,051	4,409

8	See Accompanying Notes

September 30, 2016

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.065% due 11/25/2035		$31	$24
1.675% due 03/25/2035		6,789	5,933
2.875% due 07/25/2035		1,549	1,400
2.883% due 09/25/2035		2,847	2,183
2.909% due 01/25/2036 ^		5,683	5,022
2.923% due 03/25/2035		3,567	3,443
3.090% due 10/25/2035 ^		8,188	7,406
3.124% due 09/25/2035		369	307
3.127% due 08/25/2035		2,909	2,827
3.162% due 11/25/2035 ^		598	506
3.186% due 11/25/2035 ^		6,053	5,533
3.210% due 01/25/2036		2,920	2,505
3.383% due 03/25/2036 ^		296	218
3.422% due 07/25/2035		4,075	3,896
Alba PLC
1.516% due 04/24/2049	GBP	576	746
American Home Mortgage Assets Trust
0.645% due 10/25/2046		$16,783	12,891
0.715% due 05/25/2046 ^		25,682	18,956
2.963% due 11/25/2035 ^		9,611	7,913
American Home Mortgage Investment Trust
1.125% due 02/25/2045		822	817
2.745% due 09/25/2045		3,665	3,637
2.870% due 09/25/2035		112	111
2.920% due 10/25/2034		7,291	7,313
2.995% due 12/25/2035		2,255	1,471
2.995% due 11/25/2045 ^		8,198	6,254
3.059% due 02/25/2044		47	47
3.245% due 02/25/2045		5,604	5,624
Banc of America Alternative Loan Trust
0.925% due 05/25/2035 ^		874	669
5.000% due 08/25/2019		259	263
5.500% due 06/25/2037 ^		1,403	1,067
6.000% due 03/25/2034		3,353	3,537
6.000% due 11/25/2035 ^		1,398	1,334
6.000% due 07/25/2046 ^		2,301	2,031
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		3,749	3,764
5.791% due 04/10/2049		5,483	5,513
5.889% due 07/10/2044		16	16
Banc of America Funding Trust
0.625% due 04/25/2037		413	294
0.722% due 10/20/2036		18,495	15,625
0.722% due 10/20/2046 ^		3,191	2,459
0.735% due 04/25/2037 ^		3,520	2,400
0.742% due 04/20/2047 ^		6,207	4,922
0.772% due 04/20/2035		535	525
0.805% due 07/25/2037		1,771	1,519
0.822% due 05/20/2035 ^		1,074	754
0.832% due 02/20/2035		1,037	989
0.925% due 05/25/2037 ^		6,233	4,632
2.939% due 11/20/2035 ^		2,027	1,807
2.991% due 03/20/2035		880	885
2.997% due 05/25/2035		84	86
3.002% due 01/20/2047 ^		140	118
3.039% due 09/20/2034		336	333
3.056% due 03/20/2036		730	676
3.070% due 02/20/2036		4,710	3,793
3.143% due 05/20/2036 ^		2,121	1,925
3.235% due 04/20/2036 ^		4,007	3,637
3.282% due 11/20/2034		5,272	5,015
3.298% due 10/20/2046 ^		2,115	1,582
3.314% due 09/20/2047 ^		7,237	5,460
3.467% due 09/20/2046 ^		3,907	3,174
3.819% due 03/20/2036		303	272
4.750% due 10/25/2018		2	2
5.029% due 10/20/2046 ^		4,107	3,273
5.500% due 09/25/2034		6,244	6,076
5.750% due 09/25/2036		2,860	2,884
5.753% due 10/25/2036 ^		867	764
5.837% due 01/25/2037 ^		737	635
5.888% due 04/25/2037 ^		2,463	2,148
6.000% due 09/25/2036		5,071	4,888
6.000% due 09/25/2036 ^		365	339
6.000% due 03/25/2037 ^		12,953	11,522
Banc of America Mortgage Trust
1.225% due 11/25/2035 ^		222	193
2.858% due 11/25/2034		1,119	1,080
2.882% due 11/25/2034		1,518	1,516
2.954% due 11/25/2035 ^		1,056	980
2.965% due 02/25/2035		2,062	2,036
3.007% due 01/25/2036		4,116	3,593
3.107% due 11/25/2034		1,770	1,657

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.139% due 07/25/2035	$1,878	$1,739
3.167% due 07/25/2034	148	151
3.197% due 04/25/2034	111	111
3.239% due 07/25/2035 ^	1,428	1,330
3.248% due 07/25/2035	778	755
3.256% due 09/25/2033	916	911
3.258% due 05/25/2034	694	689
3.276% due 06/25/2033	404	404
3.283% due 08/25/2035 ^	8,171	7,485
3.344% due 02/25/2035	906	890
3.374% due 05/25/2033	938	950
3.546% due 07/20/2032	136	137
5.500% due 12/25/2020	438	445
5.500% due 11/25/2035 ^	358	340
5.500% due 05/25/2037 ^	660	491
6.000% due 10/25/2036 ^	5,320	4,443
6.000% due 07/25/2046 ^	1,637	1,458
6.500% due 10/25/2031	41	43
6.500% due 09/25/2033	1,740	1,834
Banc of America Re-REMIC Trust
5.679% due 02/17/2051	64,053	64,632
5.723% due 06/24/2050	10,799	10,871
6.154% due 02/15/2051	31,763	31,726
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	32,000	33,054
Bayview Commercial Asset Trust
0.955% due 08/25/2034	333	308
BCAP LLC Trust
0.654% due 02/28/2037	15,646	13,614
0.664% due 11/26/2036	5,172	4,710
0.664% due 09/28/2037	24,885	21,974
0.674% due 09/28/2036	36,811	29,134
0.684% due 11/26/2036	29,449	25,235
0.684% due 01/28/2037	11,984	11,672
0.694% due 08/26/2033	26,468	24,728
0.694% due 04/28/2036	13,388	12,803
0.694% due 11/28/2036	18,896	15,973
0.694% due 12/28/2036	16,714	14,944
0.694% due 08/26/2046	3,000	2,848
0.694% due 06/28/2047	39,832	31,744
0.704% due 06/26/2037	20,517	17,385
0.712% due 07/26/2036	5,735	5,452
0.714% due 11/28/2046	11,256	10,917
0.724% due 10/28/2036	16,768	15,493
0.735% due 05/25/2047	146	118
0.744% due 06/28/2037	17,310	14,912
0.745% due 05/25/2047 ^	17,105	13,300
0.758% due 05/26/2047	2,811	2,733
0.770% due 07/26/2035	3,583	3,466
0.774% due 08/28/2036	23,900	21,405
0.790% due 07/28/2036	34,166	26,199
0.794% due 11/28/2035	34,657	31,704
0.823% due 03/26/2036	31,733	27,990
0.824% due 07/28/2035	17,062	14,833
0.824% due 11/28/2035	16,581	14,132
0.842% due 11/26/2035	7,146	7,017
0.844% due 10/28/2035	13,104	11,355
0.854% due 01/28/2036	18,955	16,163
0.854% due 02/28/2036	23,200	18,266
0.874% due 05/26/2036	10,308	9,943
0.904% due 01/28/2036	25,603	22,431
0.924% due 11/28/2046	19,740	16,980
1.004% due 12/28/2035	18,575	17,912
1.044% due 11/26/2035	988	972
1.124% due 06/28/2035	10,437	10,100
1.229% due 01/26/2047	17,490	15,709
1.249% due 04/28/2047	16,920	14,639
1.259% due 12/28/2034	11,211	10,793
1.259% due 05/28/2047	20,095	16,916
1.264% due 01/26/2036	167	167
1.299% due 12/28/2046	22,500	20,422
1.329% due 11/26/2046	4,598	4,432
1.374% due 09/28/2046	17,219	14,564
1.454% due 01/26/2035	46,787	41,443
1.469% due 07/28/2046	27,221	24,752
1.524% due 08/26/2037	21,510	20,240
1.824% due 11/28/2035	26,231	21,724
1.956% due 07/28/2047	60,954	53,734
2.190% due 10/28/2046	14,724	13,336
2.228% due 10/26/2035	2,677	2,677
2.360% due 03/26/2036	22,586	20,191
2.380% due 03/28/2037	25,858	21,879
2.526% due 03/28/2036	14,817	13,697

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.544% due 02/28/2037	$13,978	$12,242
2.592% due 02/28/2036	14,405	12,809
2.598% due 06/28/2036	23,413	20,704
2.599% due 12/28/2035	20,943	19,805
2.603% due 12/28/2036	14,252	12,863
2.627% due 02/28/2036	14,535	13,230
2.717% due 05/28/2035	50,903	50,036
2.720% due 01/28/2036	16,413	15,214
2.728% due 01/28/2038	75,242	65,837
2.732% due 09/28/2035	28,175	27,420
2.738% due 08/28/2036	18,829	16,334
2.766% due 08/28/2036	43,064	39,840
2.785% due 07/28/2036	111,621	105,487
2.808% due 05/28/2036	19,853	15,835
2.853% due 04/28/2036	11,999	11,596
2.884% due 01/26/2034	1,918	1,896
2.890% due 10/28/2035	19,568	18,901
2.894% due 03/28/2036	65,772	65,547
2.894% due 08/28/2036	167,934	161,819
2.907% due 02/28/2036	15,279	13,087
2.930% due 09/28/2035	20,393	20,146
2.930% due 02/26/2036	5,676	5,682
2.934% due 02/28/2036	26,465	22,859
2.947% due 06/26/2035	5,198	5,165
2.953% due 11/28/2035	34,493	31,996
2.963% due 03/28/2036	12,452	12,314
2.973% due 03/28/2036	13,359	11,084
2.980% due 05/28/2035	80,888	76,057
2.999% due 10/26/2036	4,152	4,185
3.004% due 05/26/2036	11,292	8,913
3.005% due 05/28/2036	16,179	14,642
3.006% due 03/26/2037	5,713	4,573
3.030% due 10/28/2035	16,066	14,965
3.040% due 10/28/2035	50,310	49,277
3.043% due 08/28/2035	28,288	27,826
3.050% due 03/26/2037	3,930	3,844
3.059% due 12/28/2036	40,435	36,171
3.065% due 07/26/2036	8,202	7,452
3.068% due 10/28/2035	8,433	8,313
3.080% due 07/28/2036	25,586	24,179
3.085% due 11/28/2035	33,796	32,954
3.098% due 10/28/2035	16,352	15,674
3.109% due 09/28/2035	13,112	11,211
3.131% due 03/28/2037	30,106	26,786
3.142% due 10/28/2035	35,425	28,155
3.151% due 08/26/2036	14,051	9,809
3.165% due 06/28/2047	29,811	25,733
3.169% due 11/28/2037	18,498	14,813
3.191% due 12/26/2037	275	277
3.197% due 10/26/2035	15,827	15,370
3.232% due 07/26/2036	1,556	1,263
3.313% due 09/26/2035	19,315	17,501
3.696% due 12/28/2036	16,001	14,457
4.300% due 07/28/2037	14,417	12,279
5.000% due 01/26/2021	4,589	4,626
5.136% due 03/26/2037	25,292	24,232
5.250% due 06/26/2036	48,644	36,920
5.250% due 04/26/2037	48,191	43,835
5.250% due 06/26/2037	4,914	4,895
5.250% due 08/26/2037	6,648	6,877
5.500% due 11/25/2034	7,075	6,343
5.750% due 02/26/2035	14,143	14,334
6.000% due 10/28/2036	11,262	10,385
6.000% due 02/26/2037	17,332	16,046
6.000% due 05/28/2037	26,096	24,962
6.000% due 08/28/2037	27,105	24,174
6.003% due 07/28/2037	10,074	9,795
6.031% due 08/28/2046	13,872	12,385
6.237% due 10/26/2037	4,911	4,634
BCRR Trust
5.858% due 07/17/2040	6,506	6,506
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 02/25/2036	6,415	6,288
2.694% due 04/25/2033	1,181	1,182
2.751% due 11/25/2030	1,424	1,367
2.797% due 04/25/2033	98	98
2.884% due 01/25/2035	157	154
2.889% due 08/25/2033	19	18
2.927% due 02/25/2033	58	56
2.944% due 02/25/2047	5,134	4,288
2.951% due 01/25/2034	2,436	2,470
2.973% due 05/25/2034	11	10
2.976% due 04/25/2033	611	602

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.988% due 03/25/2035		$3,193	$3,127
3.009% due 05/25/2033		682	680
3.016% due 06/25/2035 ^		1,261	1,122
3.020% due 08/25/2035		2,073	1,842
3.040% due 10/25/2035		1,405	1,411
3.043% due 03/25/2035		2,913	2,816
3.062% due 04/25/2034		1,568	1,554
3.087% due 01/25/2034		1,787	1,786
3.125% due 04/25/2034		20	20
3.125% due 05/25/2034		1	1
3.125% due 11/25/2034		3,814	3,667
3.156% due 02/25/2034		1,316	1,288
3.186% due 10/25/2034		49	46
3.205% due 01/25/2035		744	725
3.276% due 09/25/2034		2,012	1,860
3.278% due 07/25/2034		661	650
3.312% due 07/25/2034		240	233
3.317% due 02/25/2036 ^		1,344	1,285
4.094% due 01/25/2034		30	29
Bear Stearns ALT-A Trust
0.685% due 02/25/2034		2,909	2,573
0.725% due 02/25/2034		40	33
0.845% due 08/25/2036 ^		16,070	12,315
0.845% due 01/25/2047		5,312	4,033
0.865% due 08/25/2036		5,075	4,125
0.965% due 04/25/2035		1,440	1,387
1.005% due 02/25/2036		2,430	2,099
1.025% due 03/25/2035		301	296
1.205% due 09/25/2034		490	486
1.225% due 09/25/2034		1,399	1,377
2.347% due 02/25/2034		127	111
2.453% due 10/25/2033		115	108
2.738% due 03/25/2036		18,991	13,118
2.744% due 12/25/2033		1,621	1,624
2.801% due 01/25/2036 ^		13,881	11,498
2.811% due 04/25/2035		13	12
2.893% due 02/25/2036 ^		1,586	1,119
2.939% due 11/25/2035 ^		6,486	5,222
2.957% due 08/25/2036 ^		5,981	4,148
2.980% due 05/25/2035		868	854
2.994% due 03/25/2036		6,234	5,032
3.005% due 05/25/2035		228	219
3.021% due 05/25/2036 ^		10,377	7,198
3.035% due 02/25/2034		3,396	3,480
3.072% due 11/25/2036		1,681	1,276
3.081% due 09/25/2034		1,056	992
3.086% due 11/25/2036 ^		1,778	1,311
3.101% due 01/25/2035		3,395	2,632
3.106% due 08/25/2036 ^		82	61
3.165% due 05/25/2036 ^		9,315	6,547
3.371% due 08/25/2034		86	88
3.381% due 03/25/2036 ^		11,316	8,655
3.465% due 11/25/2036 ^		7,255	6,069
4.299% due 12/25/2046 ^		825	598
5.398% due 07/25/2035 ^		13,310	10,661
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		31,045	31,279
7.000% due 05/20/2030		2,488	2,556
Bear Stearns Mortgage Funding Trust
0.685% due 12/25/2046		34,999	28,701
Bear Stearns Mortgage Securities, Inc.
3.003% due 06/25/2030		12	12
Bear Stearns Structured Products, Inc. Trust
2.966% due 01/26/2036		3,711	2,973
3.279% due 12/26/2046		3,489	2,643
Bella Vista Mortgage Trust
0.782% due 05/20/2045		32	23
Berica ABS SRL
0.000% due 12/31/2055	EUR	18,446	20,659
Chase Mortgage Finance Trust
2.677% due 12/25/2035 ^		$4,020	3,731
2.720% due 12/25/2035 ^		9,582	8,828
2.771% due 02/25/2037		4,114	3,784
2.798% due 03/25/2037 ^		6,986	5,648
2.929% due 02/25/2037		608	603
3.023% due 02/25/2037		76	76
3.052% due 09/25/2036 ^		109	98
3.064% due 02/25/2037		518	513
3.093% due 02/25/2037		44	44
3.101% due 09/25/2036 ^		920	808
4.781% due 03/25/2037 ^		287	268
5.500% due 12/25/2022 ^		7,137	6,047
5.500% due 03/25/2037		39	33

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 11/25/2036 ^	$1,979	$1,635
6.000% due 02/25/2037 ^	1,197	987
6.000% due 03/25/2037 ^	1,017	879
ChaseFlex Trust
0.675% due 08/25/2037	11,509	9,075
0.865% due 08/25/2037	11,768	9,451
1.025% due 06/25/2035	3,054	1,983
4.354% due 08/25/2037 ^	1,611	1,344
5.000% due 07/25/2037 ^	2,814	2,522
6.000% due 02/25/2037 ^	2,424	1,964
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.675% due 01/25/2036	1,415	1,205
0.704% due 05/25/2036	1,663	1,500
0.704% due 07/25/2036	1,206	1,088
0.734% due 10/25/2046	2,853	2,545
0.775% due 08/25/2035	719	646
Citicorp Mortgage Securities Trust
5.500% due 12/25/2022	52	52
5.500% due 02/25/2026	96	97
5.500% due 04/25/2037	786	781
5.750% due 09/25/2037	1,022	1,033
6.000% due 06/25/2036	4,157	4,208
6.000% due 08/25/2036	1,190	1,214
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	367	370
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050	322	325
5.900% due 12/10/2049	244	244
Citigroup Global Markets Mortgage Securities, Inc.
1.025% due 05/25/2032	72	70
7.000% due 12/25/2018	10	10
Citigroup Mortgage Loan Trust, Inc.
0.595% due 01/25/2037	712	551
0.874% due 05/25/2037	15	15
1.324% due 08/25/2035 ^	3,397	2,625
2.410% due 09/25/2035	3,006	2,917
2.679% due 10/25/2046	5,176	4,183
2.760% due 09/25/2035	23,292	23,314
2.817% due 02/25/2034	1,864	1,851
2.840% due 03/25/2037	10,117	7,688
2.924% due 08/25/2035	6,329	4,438
2.930% due 10/25/2035	31	31
2.957% due 05/25/2035	2,013	1,890
3.000% due 12/25/2035 ^	2,620	2,038
3.006% due 03/25/2037 ^	3,908	3,532
3.050% due 07/25/2046 ^	4,527	4,184
5.243% due 04/25/2037 ^	2,515	2,154
5.500% due 11/25/2035 ^	2,714	2,612
6.250% due 11/25/2037	4,006	3,423
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	14,770	14,834
5.617% due 10/15/2048	139	139
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	1,021	1,024
6.000% due 09/25/2036	607	544
6.000% due 06/25/2037 ^	1,477	1,290
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	56	59
Commercial Mortgage Trust
3.830% due 07/10/2046	44	45
5.543% due 12/11/2049	16,288	16,404
Community Program Loan Trust
4.500% due 04/01/2029	9,145	9,112
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,970	1,669
6.000% due 08/25/2037 ^	4,363	3,328
Countrywide Alternative Loan Trust
0.665% due 04/25/2047	11,112	9,551
0.685% due 12/25/2046 ^	3,337	2,894
0.695% due 11/25/2036	4,378	3,954
0.695% due 01/25/2037 ^	1,019	936
0.695% due 06/25/2046	1,546	1,364
0.705% due 05/25/2047	4,913	4,224
0.715% due 07/25/2046 ^	3,428	3,306
0.715% due 09/25/2046 ^	16,793	12,990
0.722% due 09/20/2046	4,758	3,489
0.725% due 06/25/2037	9	8
0.725% due 04/25/2047	8,385	6,638
0.735% due 05/25/2035	178	149
0.735% due 07/25/2046 ^	308	228
0.742% due 03/20/2046	1,810	1,355
0.742% due 05/20/2046 ^	1,148	844
0.762% due 05/20/2046 ^	13,881	8,924

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.766% due 07/20/2035	$67	$60
0.775% due 06/25/2035	3,877	3,444
0.775% due 09/25/2046 ^	1,000	289
0.775% due 10/25/2046 ^	269	142
0.785% due 07/25/2035	3,569	3,090
0.785% due 07/25/2036	31,075	23,286
0.785% due 07/25/2046 ^	578	287
0.795% due 05/25/2036 ^	19	40
0.805% due 12/25/2035	34	30
0.805% due 02/25/2037	3,045	2,516
0.814% due 11/25/2035	2,593	1,956
0.832% due 11/20/2035	28	23
0.855% due 09/25/2035	1,368	1,027
0.875% due 09/25/2035	1,773	1,537
0.875% due 05/25/2036 ^	4,468	2,342
0.875% due 06/25/2036 ^	2,330	1,419
0.875% due 05/25/2037 ^	268	147
0.995% due 09/25/2033	80	80
1.025% due 04/25/2036	11,378	6,031
1.045% due 12/25/2035	1,379	1,145
1.075% due 08/25/2034	37	34
1.075% due 10/25/2036 ^	4,143	2,638
1.104% due 06/25/2034	2,596	2,498
1.225% due 10/25/2035 ^	2,029	1,572
1.294% due 11/25/2035	394	333
1.325% due 12/25/2035 ^	3,062	2,386
1.507% due 12/25/2035	519	419
1.507% due 02/25/2036	665	590
1.575% due 06/25/2034	8,402	7,142
1.607% due 08/25/2035 ^	205	125
1.625% due 02/25/2036 ^	6,284	4,721
1.887% due 11/25/2047 ^	8,931	6,370
1.907% due 08/25/2035	1,671	1,451
1.987% due 01/25/2036	70	64
2.800% due 11/25/2035 ^	1,371	1,005
3.207% due 10/25/2035 ^	920	789
5.000% due 01/25/2035	6	6
5.250% due 06/25/2035 ^	873	807
5.500% due 07/25/2035 ^	3,677	3,096
5.500% due 11/25/2035 ^	7,501	6,526
5.500% due 11/25/2035	3,238	2,422
5.500% due 12/25/2035 ^	2,502	2,141
5.500% due 02/25/2036 ^	2,219	1,938
5.750% due 03/25/2037 ^	1,363	1,189
5.750% due 07/25/2037 ^	242	214
6.000% due 10/25/2033	429	444
6.000% due 02/25/2034	7	8
6.000% due 03/25/2035 ^	297	245
6.000% due 04/25/2036 ^	1,725	1,286
6.000% due 05/25/2036 ^	1,778	1,411
6.000% due 06/25/2036 ^	1,596	1,336
6.000% due 08/25/2036 ^	6,020	5,324
6.000% due 11/25/2036 ^	103	86
6.000% due 02/25/2037	575	460
6.000% due 02/25/2037 ^	8,833	6,395
6.000% due 03/25/2037 ^	2,806	2,152
6.000% due 04/25/2037	5,227	4,105
6.000% due 05/25/2037 ^	528	389
6.000% due 08/25/2037	887	807
6.250% due 12/25/2033	85	87
6.250% due 11/25/2036	3,413	2,798
6.250% due 11/25/2036 ^	842	747
6.250% due 08/25/2037 ^	3,565	3,168
6.500% due 05/25/2036 ^	3,453	2,605
6.500% due 09/25/2036	1,573	1,333
6.500% due 08/25/2037 ^	9,725	6,442
6.500% due 09/25/2037 ^	2,269	1,662
18.355% due 07/25/2035	1,555	2,092
Countrywide Commercial Mortgage Trust
6.300% due 11/12/2043	2,292	2,333
Countrywide Home Loan Mortgage Pass-Through Trust
0.755% due 05/25/2035	8,836	7,374
0.815% due 04/25/2035	11,478	9,935
0.825% due 05/25/2035	2,263	1,819
0.865% due 03/25/2036	803	438
0.875% due 02/25/2036 ^	153	154
1.065% due 03/25/2035	703	649
1.165% due 03/25/2035	262	214
1.185% due 02/25/2035	1,222	1,067
1.205% due 02/25/2035	254	225
1.285% due 09/25/2034	103	95
1.467% due 04/25/2046 ^	8,812	4,871

10	See Accompanying Notes

September 30, 2016

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.298% due 06/19/2031	$48	$43
2.431% due 04/25/2035	169	116
2.500% due 07/19/2031	22	21
2.602% due 02/20/2036 ^	26	23
2.648% due 07/25/2034	1,550	1,550
2.708% due 07/20/2034	586	566
2.725% due 11/25/2034	5,881	5,604
2.758% due 06/20/2034	709	678
2.767% due 02/20/2036 ^	278	230
2.776% due 10/19/2032	39	32
2.794% due 04/20/2036 ^	2,152	1,904
2.820% due 05/20/2036 ^	2,064	1,720
2.821% due 10/25/2035 ^	4,619	3,772
2.870% due 11/20/2034	4,585	4,533
2.886% due 02/25/2034	47	47
2.914% due 03/25/2037 ^	1,163	827
2.929% due 11/20/2034	288	277
2.947% due 04/25/2035 ^	4,500	3,978
2.957% due 02/25/2047 ^	1,176	974
3.026% due 09/25/2047 ^	3,394	3,030
3.057% due 11/25/2037	8,421	7,213
3.105% due 12/19/2033	56	57
3.129% due 08/25/2034 ^	2,967	2,559
3.148% due 10/20/2035	957	838
3.170% due 02/20/2036 ^	213	181
3.175% due 08/25/2034 ^	5	4
3.175% due 08/25/2034	137	124
3.189% due 04/20/2035	374	342
3.200% due 11/19/2033	291	285
3.200% due 08/25/2034 ^	2,328	2,107
3.203% due 10/25/2033	2,569	2,522
4.500% due 09/25/2035	2,585	2,445
5.000% due 09/25/2035 ^	64	60
5.500% due 01/25/2035	522	528
5.500% due 03/25/2035	1,537	1,575
5.500% due 09/25/2035 ^	7,146	6,923
5.500% due 10/25/2035 ^	4,693	4,298
5.500% due 11/25/2035 ^	1,952	1,759
5.750% due 12/25/2035 ^	3,213	2,897
5.750% due 02/25/2037 ^	2,475	2,182
5.750% due 07/25/2037 ^	1,183	1,121
6.000% due 05/25/2036 ^	3,276	2,856
6.000% due 12/25/2036 ^	237	212
6.000% due 02/25/2037 ^	5,121	4,585
6.000% due 03/25/2037 ^	920	827
6.000% due 07/25/2037	1,389	1,174
6.000% due 08/25/2037 ^	8,221	6,833
6.000% due 09/25/2037 ^	639	572
6.250% due 09/25/2036 ^	8,572	7,445
6.250% due 02/25/2038 ^	2,511	2,137
Countrywide Home Loan Reperforming REMIC Trust
0.865% due 06/25/2035	2,893	2,581
5.306% due 01/25/2034	430	425
6.500% due 11/25/2034	1,089	1,090
7.500% due 11/25/2034	562	567
7.500% due 06/25/2035 ^	1,676	1,730
Credit Suisse Commercial Mortgage Trust
0.764% due 05/27/2037	2,700	2,421
2.930% due 02/15/2041	147	149
5.297% due 12/15/2039	19,564	19,619
5.383% due 02/15/2040	1,937	1,941
5.881% due 06/15/2039	2,533	2,560
Credit Suisse First Boston Mortgage Securities Corp.
1.090% due 03/25/2032	420	391
1.265% due 06/25/2034	1,040	1,006
1.675% due 09/25/2034 ^	2,612	2,258
2.428% due 10/25/2033	89	88
2.650% due 06/25/2032	16	13
2.678% due 07/25/2033	2,761	2,709
2.979% due 09/25/2034	1,772	1,750
4.957% due 06/25/2032	20	19
5.500% due 09/25/2035	6,820	6,262
5.500% due 10/25/2035	2,128	1,972
6.000% due 11/25/2035 ^	38	31
7.500% due 05/25/2032	84	90
7.500% due 12/25/2032	2	2
Credit Suisse First Boston Mortgage-Backed Trust
2.978% due 05/25/2034	3,308	3,271
Credit Suisse Mortgage Capital Certificates
2.703% due 04/26/2038	2,461	2,420
2.729% due 07/27/2037	19,698	16,655
2.939% due 11/26/2035	1,647	1,647

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.113% due 04/28/2037		$10,609	$7,946
5.383% due 02/15/2040		70	70
5.509% due 04/15/2047		29,491	29,473
5.695% due 09/15/2040		12,171	12,305
5.723% due 06/10/2049		14,672	14,667
5.921% due 12/16/2049		84,576	85,153
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,408	752
5.837% due 04/25/2037		23,486	11,821
5.863% due 02/25/2037 ^		3,782	1,926
6.000% due 07/25/2036		1,676	1,263
6.000% due 04/25/2037 ^		1,902	1,542
6.542% due 08/25/2037		7,797	6,087
DBUBS Mortgage Trust
3.742% due 11/10/2046		9	9
Deco Gondola SRL
1.151% due 02/22/2026	EUR	1,378	1,551
Deco UK PLC
0.668% due 01/27/2020	GBP	10,290	13,201
Deutsche ALT-A Securities, Inc.
0.625% due 08/25/2037 ^		$10,628	8,657
0.645% due 08/25/2036		6,443	5,092
0.665% due 07/25/2047		23,466	19,502
0.675% due 02/25/2047		9,269	6,603
3.413% due 10/25/2035		2,050	1,956
3.584% due 10/25/2035		3,164	2,651
5.000% due 10/25/2018		56	57
5.500% due 12/25/2035 ^		1,756	1,482
Deutsche ALT-B Securities, Inc.
0.625% due 10/25/2036 ^		19	12
5.869% due 10/25/2036 ^		1,477	1,257
5.886% due 10/25/2036 ^		1,477	1,257
6.005% due 10/25/2036 ^		1,114	948
6.300% due 07/25/2036 ^		1,500	1,181
Deutsche Mortgage & Asset Receiving Corp.
0.662% due 11/27/2036		8,800	8,129
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		59	48
Downey Savings & Loan Association Mortgage Loan Trust
0.711% due 04/19/2047 ^		1,267	483
1.351% due 09/19/2044		132	127
2.709% due 07/19/2044		36	35
EMF-NL BV
1.705% due 10/17/2041	EUR	20,757	22,302
EMF-NL Prime BV
0.505% due 04/17/2041		7,961	7,894
Eurosail BV
1.205% due 10/17/2040		3,308	3,707
First Horizon Alternative Mortgage Securities Trust
0.895% due 02/25/2037		$35	17
1.025% due 06/25/2035 ^		5,109	3,832
2.602% due 08/25/2035 ^		3,607	3,103
2.708% due 08/25/2034		776	731
2.845% due 03/25/2035		75	59
5.500% due 05/25/2035		3,598	3,286
5.500% due 06/25/2035 ^		4,572	4,155
6.000% due 07/25/2036 ^		3,263	2,690
6.250% due 08/25/2037 ^		974	769
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		202	176
First Horizon Mortgage Pass-Through Trust
0.795% due 02/25/2035		21	19
2.651% due 11/25/2035 ^		2,213	2,003
2.666% due 11/25/2034		2,535	2,500
2.704% due 02/25/2034		37	36
2.744% due 11/25/2037 ^		8,536	7,448
2.761% due 01/25/2037 ^		92	81
2.787% due 06/25/2035		2,503	2,417
2.892% due 10/25/2035 ^		9,224	7,706
2.970% due 08/25/2034		892	890
2.980% due 08/25/2035		2,396	2,095
3.026% due 09/25/2035		3,939	3,803
3.035% due 06/25/2035		2,509	2,401
3.057% due 10/25/2035		1,152	1,128
3.090% due 06/25/2035		20	20
3.188% due 04/25/2035		4,005	4,026
3.260% due 05/25/2035		756	695
3.884% due 10/25/2036		525	488
5.250% due 05/25/2021 ^		303	211
5.500% due 01/25/2035		482	495
5.750% due 02/25/2036 ^		822	731
6.250% due 11/25/2036		8,299	7,930
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		231	236

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
First Republic Bank Mortgage Pass-Through Certificates
1.005% due 06/25/2030		$716	$710
First Republic Mortgage Loan Trust
0.824% due 08/15/2032		169	156
1.024% due 11/15/2030		32	29
1.324% due 11/15/2032		33	31
General Motors Acceptance Corp.
7.430% due 12/01/2021		35	34
GMAC Mortgage Corp. Loan Trust
3.286% due 04/19/2036 ^		6,807	6,198
3.363% due 06/25/2034		37	36
3.407% due 05/25/2035		3,022	2,809
3.495% due 06/25/2034		27	27
3.833% due 06/19/2035		415	406
Great Hall Mortgages PLC
0.000% due 03/18/2039	EUR	2,062	2,249
0.509% due 03/18/2039	GBP	60,088	74,157
0.519% due 06/18/2039		16,602	20,717
0.987% due 06/18/2039		$25,577	24,074
Grecale ABS SRL
0.157% due 04/28/2056	EUR	9,672	10,823
GreenPoint Mortgage Funding Trust
0.725% due 10/25/2046		$797	587
0.725% due 12/25/2046 ^		631	455
0.795% due 04/25/2036 ^		73	54
0.795% due 11/25/2045		458	396
0.865% due 10/25/2046		705	428
0.965% due 06/25/2045		787	693
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		51,378	51,455
5.736% due 12/10/2049		95	97
GS Mortgage Securities Trust
2.456% due 11/10/2045 (a)		50,497	4,230
5.988% due 08/10/2045		135	137
GSC Capital Corp. Mortgage Trust
0.705% due 05/25/2036 ^		351	272
GSMPS Mortgage Loan Trust
0.875% due 09/25/2035		6,713	5,835
7.500% due 06/25/2043		3,382	3,669
GSR Mortgage Loan Trust
0.825% due 07/25/2035		246	219
0.875% due 01/25/2034		99	87
2.220% due 03/25/2033		28	27
2.430% due 04/25/2032		132	120
2.680% due 06/25/2034		406	390
2.896% due 04/25/2036		108	96
2.952% due 01/25/2036 ^		243	227
3.043% due 04/25/2035		2,828	2,678
3.045% due 04/25/2035		484	466
3.060% due 03/25/2037 ^		8,905	7,392
3.069% due 11/25/2035		40	39
3.075% due 09/25/2035		114	114
3.085% due 11/25/2035		89	85
3.097% due 05/25/2035		38	36
3.108% due 11/25/2035 ^		3,879	3,237
3.202% due 07/25/2035		85	83
3.208% due 05/25/2035		2,519	2,442
5.000% due 05/25/2036 ^		737	691
5.000% due 05/25/2037 ^		11	10
5.500% due 06/25/2035		4,431	4,569
5.500% due 06/25/2036 ^		2,034	1,908
5.750% due 02/25/2036		1,452	1,409
5.750% due 02/25/2037 ^		2,624	2,578
6.000% due 08/25/2021 ^		167	162
6.000% due 03/25/2032		10	10
6.000% due 11/25/2035 ^		14,476	12,060
6.000% due 11/25/2035		1,695	1,434
6.000% due 02/25/2036 ^		7,992	7,075
6.000% due 01/25/2037 ^		5,816	5,513
6.000% due 03/25/2037 ^		46	43
6.000% due 05/25/2037 ^		5,023	4,685
6.000% due 07/25/2037 ^		474	432
6.250% due 09/25/2036 ^		1,106	1,020
6.500% due 09/25/2036 ^		4,185	3,382
HarborView Mortgage Loan Trust
0.681% due 01/25/2047		4,201	3,499
0.711% due 07/19/2046 ^		30,161	17,496
0.731% due 09/19/2046		5,367	3,914
0.741% due 11/19/2036		6,427	4,694
0.751% due 05/19/2035		12,020	10,058
0.771% due 06/19/2035		2,636	2,354
0.811% due 02/19/2036		8,905	6,543
1.091% due 06/19/2034		1,035	966

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.131% due 04/19/2034		$1,194	$1,092
1.171% due 01/19/2035		2,147	1,846
1.231% due 01/19/2035		3,973	3,182
1.251% due 01/19/2035		443	395
1.331% due 11/19/2034		307	236
1.525% due 10/25/2037		2,251	2,119
2.543% due 06/19/2045 ^		14,596	8,992
2.769% due 04/19/2034		30	30
3.098% due 07/19/2035		563	499
3.162% due 08/19/2036 ^		1,323	1,201
3.232% due 12/19/2035 ^		2,781	2,437
3.356% due 06/19/2036 ^		5,372	3,370
3.436% due 06/19/2036		8,266	5,648
Hercules Eclipse PLC
0.764% due 10/25/2018	GBP	5,963	7,543
HomeBanc Mortgage Trust
0.785% due 01/25/2036		$3,393	2,956
0.795% due 10/25/2035		88	82
1.265% due 12/25/2034		4,162	3,931
1.385% due 08/25/2029		2,094	1,956
2.730% due 04/25/2037 ^		3,559	2,300
2.782% due 04/25/2037 ^		3,726	3,142
Homestar Mortgage Acceptance Corp.
0.975% due 07/25/2034		1,780	1,762
HSI Asset Securitization Corp. Trust
0.745% due 11/25/2035		18,624	11,840
Impac CMB Trust
1.265% due 11/25/2034		1,722	1,671
1.285% due 10/25/2033		29	28
1.305% due 10/25/2034		784	740
4.822% due 09/25/2034		253	244
Impac Secured Assets Trust
0.695% due 01/25/2037		16,821	15,398
1.325% due 11/25/2034		393	387
3.185% due 07/25/2035		1,116	803
IndyMac Adjustable Rate Mortgage Trust
1.978% due 01/25/2032		69	60
2.130% due 01/25/2032		434	420
2.572% due 08/25/2031		364	362
IndyMac Mortgage Loan Trust
0.665% due 04/25/2037		7,052	6,521
0.685% due 04/25/2037		2,575	2,209
0.705% due 02/25/2037		22,232	15,817
0.705% due 07/25/2047		10,881	7,404
0.715% due 04/25/2037		1,574	1,159
0.725% due 11/25/2046		804	635
0.735% due 04/25/2046		5,840	4,335
0.735% due 05/25/2046		146	121
0.755% due 04/25/2035		294	256
0.765% due 07/25/2035		2,752	2,421
0.825% due 11/25/2035 ^		726	426
0.825% due 06/25/2037 ^		1,283	681
0.835% due 10/25/2036		15,485	10,327
1.165% due 07/25/2045		85	71
1.305% due 05/25/2034		6	6
1.325% due 11/25/2034		58	50
1.345% due 11/25/2034 ^		1,689	1,326
2.616% due 06/25/2037		8,390	4,978
2.648% due 06/25/2037 ^		3,650	2,801
2.749% due 01/25/2035		154	142
2.811% due 01/25/2036 ^		7,489	6,256
2.861% due 12/25/2034		174	166
2.870% due 01/25/2036		9,504	8,932
2.882% due 08/25/2035		77	67
2.958% due 08/25/2035		795	662
2.958% due 08/25/2035 ^		675	562
2.991% due 01/25/2036 ^		891	741
2.992% due 07/25/2037		1,776	1,323
3.014% due 03/25/2036		3,993	3,237
3.017% due 10/25/2035		670	552
3.030% due 09/25/2035 ^		17,149	14,472
3.036% due 10/25/2034		3,566	3,457
3.041% due 04/25/2037		9,257	7,631
3.104% due 04/25/2037 ^		18,394	13,788
3.104% due 11/25/2037		2,946	2,760
3.180% due 08/25/2036		1,925	1,862
3.193% due 05/25/2036		3,926	2,937
3.260% due 02/25/2035		599	522
6.250% due 11/25/2037 ^		1,524	1,238
JPMorgan Alternative Loan Trust
0.665% due 03/25/2037		2,218	1,634
1.841% due 05/26/2037		45,209	40,045
3.041% due 05/25/2037 ^		8,764	7,275

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.110% due 12/25/2036	$20,088	$17,161
3.133% due 11/25/2036 ^	2,708	2,483
6.050% due 05/25/2036	790	743
JPMorgan Chase Commercial Mortgage Securities Corp.
1.977% due 01/15/2033	24,300	24,313
JPMorgan Chase Commercial Mortgage Securities Trust
3.673% due 02/15/2046	129	129
5.336% due 05/15/2047	44,812	44,821
5.420% due 01/15/2049	28,877	29,094
5.440% due 06/12/2047	2,483	2,496
5.864% due 02/12/2049	90	90
5.881% due 02/12/2049	59,759	60,619
5.882% due 02/15/2051	29,529	30,179
5.940% due 06/15/2049	3,447	3,494
JPMorgan Mortgage Trust
2.490% due 02/25/2034	537	533
2.503% due 11/25/2033	17	16
2.531% due 07/27/2037	16,256	15,215
2.611% due 06/25/2035	4,714	4,623
2.716% due 11/25/2035	2,526	2,372
2.750% due 11/25/2035	4,421	4,203
2.797% due 04/25/2036 ^	6,656	6,132
2.896% due 06/25/2035	6,445	6,383
2.911% due 04/25/2036	5,947	5,783
2.911% due 04/25/2036 ^	2,616	2,420
2.920% due 07/25/2035	566	557
2.929% due 02/25/2036 ^	146	130
2.934% due 02/25/2036 ^	25	22
2.944% due 07/25/2035	2,232	2,214
2.947% due 07/25/2035	255	234
2.964% due 05/25/2036	5,863	5,325
2.970% due 10/25/2035 ^	2,543	2,300
2.974% due 08/25/2036 ^	4,677	4,281
2.989% due 10/25/2035 ^	1,018	834
3.011% due 08/25/2035	5,811	5,756
3.027% due 06/25/2035	669	622
3.033% due 07/25/2035	2,703	2,681
3.051% due 04/25/2035	275	276
3.059% due 10/25/2036 ^	74	66
3.069% due 10/25/2036 ^	6,193	5,641
3.098% due 10/25/2035	122	121
3.119% due 07/25/2035	10,079	10,067
3.165% due 08/25/2035 ^	3,605	3,450
3.186% due 07/25/2035	959	960
3.197% due 10/25/2035	2,290	2,139
3.215% due 09/25/2035	830	754
3.219% due 07/25/2035	58	58
3.229% due 10/25/2036	221	190
3.236% due 08/25/2035	2,261	2,228
4.503% due 04/25/2037 ^	764	677
5.000% due 08/25/2020	1,155	1,167
5.500% due 03/25/2022 ^	513	520
5.500% due 07/25/2036 ^	1,498	1,375
5.750% due 01/25/2036 ^	34	29
6.000% due 01/25/2037 ^	19,849	16,471
6.500% due 07/25/2036 ^	4,745	3,899
6.500% due 08/25/2036 ^	888	738
Lavender Trust
6.250% due 10/26/2036	7,344	6,243
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	21	21
5.430% due 02/15/2040	19,213	19,374
5.866% due 09/15/2045	35,756	37,048
Leek Finance PLC
1.081% due 12/21/2038	143	154
Lehman Mortgage Trust
0.845% due 08/25/2036 ^	10,709	8,352
1.175% due 06/25/2037 ^	1,069	889
5.000% due 12/25/2035 ^	443	412
5.404% due 01/25/2036 ^	6,066	5,668
5.500% due 01/25/2036	1,405	1,184
5.569% due 12/25/2035	6,265	4,454
5.927% due 04/25/2036	1,344	1,212
6.000% due 07/25/2036 ^	8,376	6,601
6.000% due 09/25/2036 ^	3,000	2,547
Lehman XS Trust
0.645% due 07/25/2037	6,090	5,317
0.685% due 03/25/2047 ^	11,781	10,665
0.695% due 12/25/2036 ^	2,948	2,598
0.705% due 07/25/2037 ^	4,977	3,562
0.715% due 11/25/2046	392	326
0.725% due 08/25/2046	18,127	14,654
0.725% due 08/25/2046 ^	2,121	1,646

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.425% due 08/25/2047		$13,798	$9,353
2.023% due 07/25/2035		6,284	6,095
Luminent Mortgage Trust
0.685% due 11/25/2036 ^		380	312
0.694% due 12/25/2036		12,272	10,534
0.704% due 12/25/2036 ^		4,091	3,419
0.725% due 02/25/2046		95	66
0.765% due 04/25/2036		19,555	13,247
Marche Mutui SRL
0.108% due 02/25/2055	EUR	13,578	15,157
1.953% due 01/27/2064		41,288	46,803
MASTR Adjustable Rate Mortgages Trust
0.725% due 05/25/2047		$654	507
0.735% due 04/25/2046		7,884	5,706
0.735% due 05/25/2047 ^		1,519	1,416
0.765% due 05/25/2037		1,324	807
0.825% due 05/25/2047 ^		722	472
2.574% due 12/25/2033		57	55
2.675% due 07/25/2035 ^		1,623	1,366
2.760% due 12/25/2033		187	185
2.817% due 12/25/2034		6,013	5,684
2.922% due 05/25/2034		221	216
2.975% due 10/25/2032		611	603
3.221% due 03/25/2035		684	589
3.403% due 10/25/2034		4,201	4,004
MASTR Alternative Loan Trust
0.925% due 03/25/2036		7,930	1,627
MASTR Asset Securitization Trust
5.750% due 05/25/2036 ^		9,054	8,769
MASTR Reperforming Loan Trust
0.885% due 07/25/2035		4,317	3,555
7.000% due 08/25/2034		2,795	2,832
7.000% due 05/25/2035		792	787
MASTR Seasoned Securitization Trust
6.220% due 09/25/2017		152	153
6.500% due 08/25/2032		5,018	5,389
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.224% due 11/15/2031		3,603	3,375
1.264% due 09/15/2030		1,003	987
1.404% due 11/15/2031		70	62
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.384% due 08/15/2032		147	141
2.610% due 10/20/2029		2,143	2,140
Merrill Lynch Alternative Note Asset Trust
0.635% due 03/25/2037		1,102	476
0.695% due 02/25/2037		3,546	3,279
0.825% due 03/25/2037		2,917	1,297
3.322% due 06/25/2037 ^		2,189	1,483
6.000% due 03/25/2037		1,472	840
6.000% due 05/25/2037 ^		8,884	7,816
Merrill Lynch Mortgage Investors Trust
0.775% due 11/25/2035		37	34
0.775% due 08/25/2036		44	44
0.795% due 04/25/2035		1,088	1,047
1.145% due 10/25/2028		84	81
1.184% due 11/25/2029		290	281
1.185% due 06/25/2028		1,182	1,129
1.185% due 09/25/2029		106	106
1.265% due 03/25/2028		64	61
1.305% due 03/25/2028		28	27
1.748% due 04/25/2029		836	814
1.889% due 10/25/2028		53	51
1.968% due 11/25/2029		341	330
2.625% due 02/25/2033		34	33
2.652% due 02/25/2035		8,558	8,576
2.745% due 12/25/2032		414	410
2.762% due 05/25/2033		3,865	3,801
2.806% due 02/25/2034		13	13
2.823% due 06/25/2035		12,349	12,025
2.852% due 12/25/2034		66	66
2.855% due 08/25/2034		1,177	1,194
2.861% due 05/25/2036		6,355	6,305
2.870% due 12/25/2035		1,629	1,539
2.919% due 12/25/2035		1,758	1,676
2.944% due 07/25/2035 ^		737	658
2.975% due 11/25/2035		6,575	6,471
3.058% due 06/25/2037		1,676	1,622
3.111% due 09/25/2035		6,076	6,037
3.368% due 05/25/2033		14	14
5.250% due 08/25/2036		8,355	8,522
Merrill Lynch Mortgage Trust
6.008% due 06/12/2050		256	260

12	See Accompanying Notes

September 30, 2016

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		$34,645	$34,997
5.700% due 09/12/2049		45,544	46,946
5.810% due 06/12/2050		25,114	25,538
6.069% due 08/12/2049		8,592	8,781
Money Partners Securities PLC
0.762% due 03/15/2040	GBP	403	499
Morgan Stanley Capital Trust
5.569% due 12/15/2044		$23,707	24,301
5.610% due 04/15/2049		3,561	3,559
5.692% due 04/15/2049		58,745	59,392
Morgan Stanley Mortgage Loan Trust
0.785% due 03/25/2036		2,378	1,866
0.805% due 01/25/2036		17,431	12,631
0.815% due 12/25/2035		54	43
0.825% due 03/25/2035		38	35
0.835% due 01/25/2035		11	10
0.845% due 01/25/2035		5,423	5,039
2.636% due 06/25/2036		370	354
2.819% due 07/25/2035 ^		13,345	10,947
2.836% due 07/25/2035		777	699
2.876% due 07/25/2035 ^		1,195	1,029
3.043% due 06/25/2037		5,403	3,688
3.447% due 09/25/2035 ^		4,729	3,861
3.781% due 06/25/2036		15,770	10,923
5.701% due 02/25/2047		2,386	1,696
6.000% due 02/25/2036 ^		894	865
6.000% due 10/25/2037 ^		2,311	2,026
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		42,074	42,535
5.988% due 08/15/2045		59,400	60,051
MortgageIT Trust
1.305% due 02/25/2035		1,137	1,069
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		914	850
Newgate Funding PLC
0.298% due 12/15/2050	EUR	89,250	96,604
0.545% due 12/01/2050	GBP	700	796
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.525% due 05/25/2035		$4,000	3,028
3.033% due 10/25/2035		153	144
3.162% due 02/25/2036 ^		607	502
5.820% due 03/25/2047		1,392	1,385
6.138% due 03/25/2047		1,279	1,272
6.829% due 02/19/2030		1,156	1,134
Nomura Resecuritization Trust
0.964% due 08/27/2047		31,510	30,902
Paragon Mortgages PLC
0.746% due 05/15/2041	GBP	22,277	27,205
0.768% due 10/15/2041		1,964	2,395
0.908% due 04/16/2035		6,699	8,258
Prime Mortgage Trust
0.925% due 02/25/2034		$2,155	2,040
6.000% due 06/25/2036 ^		1,773	1,796
Provident Funding Mortgage Loan Trust
2.911% due 04/25/2034		678	676
2.969% due 10/25/2035		1,923	1,860
RAAC Trust
0.895% due 09/25/2034		647	623
RBSGC Mortgage Loan Trust
0.905% due 12/25/2034		31,248	27,098
RBSSP Resecuritization Trust
0.744% due 10/27/2036		3,840	2,972
0.764% due 08/27/2037		5,120	4,726
0.794% due 09/27/2037		9,301	6,907
0.854% due 02/27/2037		4,542	4,058
1.020% due 09/26/2036		276	269
3.000% due 06/26/2037		1,695	1,696
Regal Trust
2.193% due 09/29/2031		148	138
Resecuritization Mortgage Trust
0.775% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.665% due 01/25/2037		10,549	8,632
0.675% due 02/25/2037		4,322	3,554
0.705% due 05/25/2036		23,155	20,203
0.705% due 09/25/2036		4,551	3,971
0.710% due 12/25/2036		53	44
0.715% due 07/25/2036		5,776	4,799
0.715% due 08/25/2036		10,040	7,924
0.715% due 09/25/2036		95	83
0.715% due 12/25/2036		5,390	4,795
0.725% due 05/25/2047		4,295	3,612
0.735% due 06/25/2037		3,130	2,452
0.735% due 04/25/2046		17,734	8,145

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.795% due 02/25/2046		$2,481	$1,486
0.825% due 08/25/2035		673	533
0.855% due 03/25/2037		1,678	407
0.925% due 11/25/2036 ^		2,464	1,537
1.065% due 03/25/2034		922	902
1.175% due 07/25/2033		83	76
1.867% due 09/25/2045		563	462
3.331% due 04/25/2035		6,181	5,999
3.477% due 08/25/2035 ^		1,805	966
4.106% due 09/25/2035 ^		1,003	837
4.404% due 02/25/2036 ^		1,341	1,078
5.250% due 09/25/2020		7,542	7,427
6.000% due 08/25/2036 ^		3,283	2,782
6.000% due 09/25/2036 ^		3,101	2,546
6.000% due 09/25/2036		2,713	2,228
6.000% due 11/25/2036 ^		3,283	2,630
6.000% due 01/25/2037 ^		18	15
6.250% due 03/25/2037 ^		2,460	2,013
6.500% due 07/25/2037		835	715
6.500% due 09/25/2037 ^		2,945	2,572
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		293	338
Residential Asset Securitization Trust
0.975% due 12/25/2036 ^		610	162
5.000% due 08/25/2019		798	799
5.500% due 08/25/2034		134	136
5.500% due 06/25/2035 ^		698	609
5.750% due 02/25/2036 ^		997	775
6.000% due 03/25/2037 ^		5,533	3,797
6.000% due 04/25/2037		423	357
6.000% due 05/25/2037 ^		245	220
6.000% due 07/25/2037 ^		1,530	1,076
6.250% due 08/25/2036		151	137
6.250% due 10/25/2036 ^		505	452
6.250% due 11/25/2036		2,414	1,738
6.250% due 09/25/2037 ^		2,394	1,663
6.500% due 08/25/2036		1,596	911
6.500% due 09/25/2036 ^		1,627	1,123
Residential Funding Mortgage Securities, Inc. Trust
0.925% due 07/25/2018		14	14
3.128% due 06/25/2035		483	470
3.271% due 11/25/2035		906	800
3.467% due 02/25/2036 ^		4,408	4,021
3.553% due 02/25/2037		5,217	4,230
5.250% due 07/25/2035		2,521	2,569
5.500% due 12/25/2034		872	875
5.750% due 12/25/2035		2,021	1,887
5.750% due 09/25/2036 ^		14,091	12,656
6.000% due 06/25/2036 ^		2,152	2,067
6.000% due 07/25/2036 ^		2,656	2,500
6.000% due 06/25/2037 ^		1,104	1,026
6.500% due 03/25/2032		171	177
ResLoC UK PLC
0.602% due 12/15/2043	GBP	3,697	4,204
RMAC Securities PLC
0.000% due 06/12/2044	EUR	2,698	2,816
0.530% due 06/12/2044	GBP	39,302	47,183
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		$9,544	9,567
5.420% due 01/16/2049		7,431	7,425
5.692% due 04/16/2049		26,300	26,335
5.695% due 09/16/2040		4,202	4,227
6.068% due 09/17/2039		2,228	2,248
6.068% due 02/17/2051		10,000	10,127
6.158% due 02/16/2051		33,598	33,549
6.296% due 12/16/2049		20,012	20,334
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		7	7
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		65	55
Sequoia Mortgage Trust
0.732% due 07/20/2036		98	90
0.742% due 06/20/2036		2,487	2,219
0.882% due 07/20/2033		232	218
1.192% due 06/20/2033		21	20
1.292% due 10/20/2027		97	92
1.332% due 10/20/2027		1,231	1,205
1.401% due 05/20/2034		2,631	2,522
1.421% due 05/20/2034		623	599
1.870% due 09/20/2033		913	889
2.773% due 01/20/2047 ^		3,087	2,517
3.125% due 01/20/2047 ^		4,291	3,778
3.702% due 09/20/2046 ^		6,442	5,244

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Structured Adjustable Rate Mortgage Loan Trust
0.825% due 09/25/2034		$2,575	$2,247
0.825% due 10/25/2035		1,889	1,802
0.825% due 08/25/2036 ^		8,062	6,275
1.889% due 01/25/2035		314	246
2.745% due 10/25/2037 ^		968	653
2.818% due 11/25/2035 ^		706	562
2.848% due 01/25/2035		1,034	982
2.863% due 12/25/2034		129	127
2.905% due 06/25/2036 ^		1,559	1,448
2.919% due 03/25/2034		2,398	2,396
2.938% due 05/25/2034		147	149
2.938% due 02/25/2036 ^		2,629	2,110
2.958% due 11/25/2034		972	973
2.981% due 09/25/2034		31	31
2.983% due 04/25/2036 ^		6,402	5,034
2.986% due 12/25/2035		5,404	4,436
2.986% due 12/25/2035 ^		1,104	1,095
2.989% due 05/25/2036 ^		2,239	2,053
3.039% due 09/25/2034		3,290	3,248
3.041% due 08/25/2035		81	75
3.041% due 02/25/2036 ^		3,980	2,875
3.052% due 02/25/2034		1,724	1,733
3.054% due 09/25/2035		2,652	2,357
3.099% due 08/25/2034		1,076	1,057
3.117% due 05/25/2036 ^		8,563	7,129
3.168% due 04/25/2036 ^		2,751	2,542
3.210% due 03/25/2036 ^		980	803
4.307% due 11/25/2036 ^		1,712	1,652
Structured Asset Mortgage Investments Trust
0.645% due 08/25/2036		5,542	4,204
0.655% due 03/25/2037		3,801	2,875
0.695% due 03/25/2037 ^		437	147
0.715% due 06/25/2036		2,495	2,093
0.715% due 07/25/2046 ^		942	789
0.725% due 05/25/2036		25,513	19,729
0.735% due 04/25/2036		1,245	1,006
0.735% due 05/25/2036		165	128
0.745% due 05/25/2036		491	382
0.745% due 05/25/2046		12,917	7,039
0.755% due 02/25/2036 ^		332	260
0.755% due 05/25/2045		905	798
0.781% due 07/19/2035		6,402	5,925
0.785% due 05/25/2046 ^		105	44
0.825% due 08/25/2036 ^		948	480
0.835% due 12/25/2035 ^		5,009	3,534
1.191% due 09/19/2032		3,497	3,412
1.231% due 01/19/2034		373	362
1.371% due 10/19/2033		890	805
1.765% due 02/25/2036 ^		16,021	14,732
1.907% due 12/25/2035 ^		3,857	2,730
8.914% due 06/25/2029		27	28
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.740% due 05/25/2022		183	186
Structured Asset Securities Corp.
5.500% due 06/25/2035		2,392	2,354
6.127% due 04/15/2027		18	18
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,598	3,170
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.411% due 05/25/2032		26	26
2.684% due 02/25/2032		777	758
2.879% due 01/25/2034		3,801	3,595
2.900% due 07/25/2033		47	47
2.917% due 03/25/2033		1,456	1,430
2.958% due 07/25/2032		383	354
3.125% due 11/25/2033		177	174
6.250% due 06/25/2034		220	221
Suntrust Adjustable Rate Mortgage Loan Trust
2.886% due 02/25/2037 ^		1,023	904
3.044% due 04/25/2037 ^		1,297	1,105
3.126% due 01/25/2037 ^		7,703	7,202
3.520% due 10/25/2037		1,538	1,424
SunTrust Alternative Loan Trust
1.175% due 12/25/2035 ^		7,888	6,144
5.750% due 12/25/2035 ^		5,186	4,709
6.000% due 04/25/2036 ^		1,235	1,138
Taurus CMBS UK Ltd.
1.891% due 05/01/2022	GBP	716	931
Taurus IT SRL
1.201% due 02/18/2027	EUR	1,645	1,856
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		$881	556

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.970% due 09/25/2036		$5,583	$654
6.015% due 07/25/2037		1,608	1,225
6.500% due 07/25/2036		6,074	3,394
Thornburg Mortgage Securities Trust
1.225% due 12/25/2033		1,150	1,102
2.385% due 10/25/2043		598	584
2.648% due 09/25/2037		9,714	9,572
2.781% due 06/25/2047 ^		171	153
5.750% due 06/25/2047		13	12
Trinity Square PLC
1.678% due 07/15/2051	GBP	16,726	21,662
Wachovia Bank Commercial Mortgage Trust
0.705% due 06/15/2049		$159,422	157,672
5.342% due 12/15/2043		121,030	121,812
5.509% due 04/15/2047		50,306	50,767
5.559% due 10/15/2048		24,821	24,791
5.883% due 06/15/2049		325	325
5.888% due 06/15/2049		48,991	49,804
6.158% due 02/15/2051		17,056	17,272
Wachovia Mortgage Loan Trust LLC
2.933% due 10/20/2035		1,202	1,075
2.997% due 08/20/2035 ^		7,071	6,461
3.050% due 03/20/2037 ^		3,833	3,695
3.132% due 10/20/2035		71	70
3.177% due 08/20/2035 ^		8,110	7,732
Waldorf Astoria Boca Raton Trust
1.858% due 06/15/2029		7,400	7,404
2.558% due 06/15/2029		13,300	13,301
WaMu Mortgage Pass-Through Certificates Trust
0.795% due 12/25/2045		942	898
0.815% due 07/25/2045		410	392
0.935% due 11/25/2045		462	411
0.935% due 12/25/2045		390	337
1.207% due 02/25/2047 ^		8,299	6,493
1.265% due 11/25/2034		1,302	1,175
1.277% due 05/25/2047		11,750	9,876
1.505% due 11/25/2034		633	561
1.507% due 02/25/2046		2,891	2,668
1.507% due 08/25/2046		270	233
1.707% due 11/25/2042		458	426
1.759% due 07/25/2047 ^		4,986	3,826
1.864% due 08/25/2042		424	407
1.907% due 06/25/2042		927	896
2.190% due 05/25/2046		358	317
2.190% due 12/25/2046		10,081	9,382
2.193% due 07/25/2046		1,258	1,134
2.193% due 08/25/2046		902	834
2.237% due 11/25/2036 ^		44	39
2.245% due 05/25/2037		208	179
2.251% due 12/25/2036 ^		105	91
2.303% due 04/25/2037 ^		4,313	3,764
2.458% due 02/25/2037 ^		10,090	9,133
2.468% due 01/25/2036 ^		7,527	7,162
2.705% due 08/25/2036 ^		281	263
2.712% due 12/25/2035		3,631	3,332
2.721% due 10/25/2035		1,406	1,354
2.732% due 09/25/2035		910	910
2.733% due 08/25/2036 ^		2,166	1,981
2.751% due 08/25/2034		474	472
2.779% due 01/25/2033		154	147
2.784% due 03/25/2035		3,247	3,176
2.784% due 04/25/2035		9,921	9,840
2.785% due 09/25/2033		1,176	1,187
2.790% due 09/25/2036 ^		9,698	8,828
2.848% due 09/25/2033		138	135
3.008% due 08/25/2035		1,424	1,336
4.172% due 02/25/2037 ^		690	644
4.231% due 04/25/2037 ^		1,959	1,786
4.332% due 05/25/2037 ^		3,028	2,666
4.338% due 07/25/2037 ^		537	487
6.000% due 07/25/2034		777	817
Washington Mutual Mortgage Loan Trust
1.685% due 05/25/2041		10	10
Washington Mutual Mortgage Pass-Through Certificates Trust
0.685% due 02/25/2037 ^		22,357	17,035
0.765% due 01/25/2047 ^		7,035	5,299
0.975% due 04/25/2035		12,991	9,707
1.227% due 12/25/2046		30,758	20,934
1.277% due 04/25/2047 ^		179	16
1.477% due 05/25/2046		6,365	4,924
2.145% due 02/25/2031		1	1
2.470% due 05/25/2033		128	126

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.645% due 02/25/2033	$24	$23
2.773% due 06/25/2033	4,431	4,380
4.461% due 09/25/2036 ^	4,414	2,550
5.500% due 11/25/2035 ^	1,115	1,029
5.500% due 06/25/2037 ^	2,249	2,113
6.000% due 04/25/2036 ^	2,251	2,024
6.000% due 06/25/2037 ^	24,986	23,756
6.268% due 07/25/2036	1,653	766
6.449% due 07/25/2036 ^	2,824	1,308
Wells Fargo Alternative Loan Trust
3.183% due 07/25/2037 ^	2,557	2,178
Wells Fargo Mortgage-Backed Securities Trust
1.025% due 07/25/2037 ^	1,607	1,367
2.678% due 12/25/2033	939	933
2.808% due 11/25/2034	144	142
2.810% due 12/25/2033	149	150
2.816% due 11/25/2034	850	849
2.842% due 01/25/2035	846	843
2.844% due 03/25/2036	2,031	1,952
2.853% due 04/25/2036	512	501
2.860% due 12/25/2034	20	19
2.860% due 03/25/2036 ^	7,010	6,679
2.863% due 01/25/2035	3,750	3,666
2.885% due 06/25/2033	358	359
2.894% due 03/25/2036	2,354	2,315
2.915% due 07/25/2036 ^	1,547	1,462
2.956% due 06/25/2035	3,567	3,712
2.965% due 03/25/2036	194	177
2.998% due 06/25/2035	392	401
3.001% due 04/25/2036 ^	34	33
3.003% due 10/25/2036 ^	8,381	8,001
3.005% due 12/25/2034	804	812
3.020% due 05/25/2035	1,966	1,961
3.026% due 09/25/2033	151	151
3.027% due 06/25/2034	3,272	3,340
3.027% due 03/25/2036 ^	3,766	3,703
3.047% due 08/25/2033	214	219
3.070% due 10/25/2035	8,091	8,086
3.085% due 05/25/2035	204	197
3.095% due 07/25/2034	23	24
3.198% due 04/25/2036	5,224	4,806
3.198% due 04/25/2036 ^	99	11
5.000% due 03/25/2036	1,561	1,534
5.250% due 10/25/2035	1,027	1,036
5.500% due 11/25/2035	200	202
5.500% due 01/25/2036 ^	2,676	2,643
5.500% due 02/25/2037 ^	962	929
5.750% due 02/25/2037	555	541
5.750% due 04/25/2037 ^	4,019	3,983
6.000% due 08/25/2036	3,271	3,327
6.000% due 03/25/2037 ^	2,915	2,869
6.000% due 04/25/2037 ^	3,876	3,822
6.000% due 07/25/2037 ^	11,730	11,703
6.000% due 08/25/2037 ^	801	798
6.250% due 07/25/2037 ^	301	291

Total Non-Agency Mortgage-Backed Securities (Cost $7,039,020)		7,245,696

ASSET-BACKED SECURITIES 4.9%
Aames Mortgage Investment Trust
1.304% due 10/25/2035	3,100	2,644
Academic Loan Funding Trust
1.325% due 12/27/2022	7,291	7,297
Accredited Mortgage Loan Trust
0.655% due 02/25/2037	1,496	1,450
0.845% due 12/25/2035	1,654	1,610
1.394% due 01/25/2035	1,471	1,376
4.330% due 06/25/2033	2,753	2,662
4.980% due 10/25/2033	1,822	1,863
ACE Securities Corp. Home Equity Loan Trust
0.585% due 10/25/2036	21	12
0.635% due 12/25/2036	6,801	2,893
0.665% due 07/25/2036	9,139	6,648
0.685% due 08/25/2036 ^	5,559	2,074
0.725% due 12/25/2036	26,220	11,431
0.745% due 08/25/2036 ^	7,144	2,710
1.075% due 12/25/2045 ^	5,800	3,725
1.145% due 02/25/2036 ^	3,674	3,152
1.185% due 11/25/2035	12,800	11,249
1.225% due 08/25/2045	4,730	4,620
1.500% due 11/25/2033	2,761	2,629
1.500% due 12/25/2034	676	667

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.500% due 07/25/2035		$3,118	$2,719
2.325% due 10/25/2032		2,346	2,297
Aegis Asset-Backed Securities Trust
0.694% due 01/25/2037		11,614	8,342
0.955% due 12/25/2035		3,300	2,442
1.005% due 06/25/2035		3,500	2,662
AFC Home Equity Loan Trust
1.235% due 12/22/2027		1	1
ALESCO Preferred Funding Ltd.
1.153% due 07/23/2035		43,284	36,791
1.193% due 12/23/2036		33,142	23,200
1.203% due 09/23/2036		39,152	27,798
1.223% due 06/23/2036		37,295	27,039
1.343% due 12/23/2034		24,012	19,090
1.613% due 09/23/2038		75,569	58,944
AmeriCredit Automobile Receivables Trust
1.420% due 10/08/2019		51,200	51,271
2.380% due 06/10/2019		130	131
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.200% due 03/25/2035		453	454
1.214% due 04/25/2034		252	250
1.305% due 05/25/2034		3,786	3,576
1.395% due 07/25/2034		464	428
3.900% due 11/25/2032		4,993	4,768
4.671% due 05/25/2034 ^		686	599
Amortizing Residential Collateral Trust
1.560% due 07/25/2032		120	118
1.650% due 08/25/2032		252	235
Aquilae CLO PLC
0.050% due 01/17/2023	EUR	1,281	1,436
ARES CLO Ltd.
1.768% due 01/17/2024		$26,900	26,928
Argent Securities Trust
0.635% due 09/25/2036		5,197	2,118
0.675% due 06/25/2036		22,472	8,306
0.675% due 09/25/2036		26,834	10,987
0.715% due 03/25/2036		7,683	4,153
0.765% due 07/25/2036		7,682	3,428
0.795% due 05/25/2036		28,925	10,811
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.845% due 01/25/2036		15,303	13,084
1.650% due 11/25/2034		3,522	3,003
2.549% due 05/25/2034		939	824
Asset-Backed Funding Certificates Trust
0.665% due 11/25/2036		14,230	9,713
1.145% due 12/25/2034		270	271
1.385% due 12/25/2030		1,069	1,046
1.575% due 03/25/2034		4,143	3,351
1.620% due 05/25/2032		824	786
Asset-Backed Securities Corp. Home Equity Loan Trust
0.605% due 05/25/2037		251	182
0.755% due 11/25/2036		7,500	4,938
0.975% due 11/25/2035		5,800	5,391
1.284% due 10/25/2034		1	1
1.874% due 04/15/2033		2,362	2,312
3.508% due 08/15/2033		844	809
3.749% due 08/15/2032		9,281	8,222
Atlas Senior Loan Fund Ltd.
2.055% due 01/30/2024		50,400	50,413
Avoca CLO Ltd.
0.082% due 10/15/2023	EUR	4,443	4,952
B2R Mortgage Trust
2.567% due 06/15/2049		$25,922	26,069
Bayview Opportunity Master Fund Trust
3.598% due 09/28/2031		19,100	19,099
Bear Stearns Asset-Backed Securities Trust
0.635% due 04/25/2031		2,546	2,615
0.695% due 05/25/2036 ^		4,746	4,680
0.695% due 12/25/2036 ^		5,664	4,551
0.715% due 05/25/2037		4,660	4,516
0.765% due 06/25/2047		7,500	6,618
0.825% due 06/25/2047		13,800	10,592
0.925% due 11/25/2034 ^		2,194	1,823
0.975% due 12/25/2042		276	272
1.165% due 12/25/2034		6	5
1.174% due 08/25/2035		5,045	4,841
1.185% due 10/25/2032		1,926	1,894
1.325% due 10/27/2032		967	910
1.525% due 10/25/2037		350	329
1.525% due 11/25/2042		200	188
2.198% due 10/25/2036		1,461	1,063
3.024% due 07/25/2036		136	129
3.268% due 06/25/2043		624	593

14	See Accompanying Notes

September 30, 2016

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 01/25/2034		$40	$41
5.750% due 11/25/2034 ^		4,256	4,150
BNC Mortgage Loan Trust
0.625% due 05/25/2037		203	200
Carlyle High Yield Partners Ltd.
0.903% due 04/19/2022		1,838	1,838
Carrington Mortgage Loan Trust
0.585% due 01/25/2037		1,239	968
0.685% due 10/25/2036		6,705	4,115
0.765% due 06/25/2036		16,000	10,924
0.775% due 10/25/2036		7,855	4,878
0.785% due 02/25/2037		53,326	42,045
Cavalry CLO Ltd.
2.049% due 01/16/2024		4,447	4,446
CDC Mortgage Capital Trust
1.320% due 07/25/2034		2,670	2,428
CELF Loan Partners PLC
0.164% due 05/03/2023	EUR	6,694	7,525
Chase Funding Trust
1.084% due 02/25/2033		$45	39
1.165% due 08/25/2032		603	554
1.185% due 11/25/2032		19	19
1.425% due 02/25/2032		2,279	2,216
Chase Issuance Trust
1.380% due 11/15/2019		100	100
CIFC Funding Ltd.
1.067% due 05/10/2021		564	563
1.920% due 08/14/2024		20,300	20,278
CIT Group Home Equity Loan Trust
1.575% due 09/25/2030		2,389	2,147
4.430% due 03/20/2032		54	54
Citigroup Global Markets Mortgage Securities, Inc.
1.085% due 09/25/2028		519	483
Citigroup Mortgage Loan Trust
0.695% due 05/25/2037		51,306	39,102
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
1.455% due 05/25/2035		3,900	3,227
Citigroup Mortgage Loan Trust, Inc.
0.585% due 07/25/2045		4,766	3,475
0.595% due 05/25/2037		3,057	2,245
0.665% due 12/25/2036		1,494	1,412
0.685% due 12/25/2036		16,596	10,970
0.695% due 07/25/2045		14,467	10,674
0.715% due 05/25/2037		14,545	10,697
0.725% due 05/25/2037		7,482	5,575
0.775% due 08/25/2036		24,500	19,132
0.785% due 09/25/2036		4,486	3,053
0.785% due 01/25/2037		6,000	5,251
0.785% due 03/25/2037		14,069	11,173
0.785% due 07/25/2045		6,914	5,151
0.795% due 05/25/2037		17,700	13,297
0.974% due 11/25/2045		4,532	4,230
1.185% due 07/25/2035		14,580	11,448
1.260% due 09/25/2035 ^		11,100	9,493
4.595% due 10/25/2037		5,272	4,973
5.764% due 01/25/2037 ^		1,553	1,135
6.351% due 05/25/2036 ^		3,689	2,336
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		9	9
7.490% due 07/01/2031		417	462
Conseco Financial Corp.
6.240% due 12/01/2028		116	121
6.870% due 04/01/2030		260	280
7.140% due 01/15/2029		1	2
7.240% due 06/15/2028		3	3
Cordatus CLO PLC
0.042% due 07/25/2024	EUR	18,122	20,189
0.049% due 01/30/2024		6,317	7,068
Cork Street CLO Designated Activity Co.
1.350% due 11/27/2028		30,000	33,887
Countrywide Asset-Backed Certificates
0.655% due 12/25/2036 ^		$7,946	7,773
0.665% due 03/25/2037		6,393	5,880
0.665% due 05/25/2037 ^		28,790	20,366
0.665% due 07/25/2037 ^		9,753	8,167
0.665% due 08/25/2037		22,560	17,313
0.674% due 01/25/2037		14,207	13,554
0.675% due 05/25/2037		26,522	25,153
0.685% due 01/25/2034		1,911	1,840
0.685% due 01/25/2046		2,682	2,555
0.695% due 06/25/2047		11,551	10,930
0.705% due 06/25/2047		1,249	1,195
0.705% due 11/25/2047 ^		3,993	2,979
0.715% due 06/25/2047		6,716	6,371
0.745% due 06/25/2037		11,000	9,109

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.745% due 09/25/2037 ^		$5,386	$4,498
0.745% due 09/25/2047		51,446	45,879
0.755% due 10/25/2047		11,722	11,116
0.765% due 12/25/2031 ^		254	195
0.815% due 06/25/2036		12,285	11,667
0.815% due 08/25/2036		11,490	10,774
0.824% due 07/25/2036		6,573	6,324
0.825% due 06/25/2036		7,858	7,599
0.835% due 09/25/2037 ^		7,200	3,700
0.864% due 04/25/2036		6,803	6,621
0.865% due 12/25/2036 ^		873	456
0.925% due 08/25/2034		844	787
0.964% due 04/25/2036		4,500	3,994
0.974% due 03/25/2036		2,600	2,145
1.015% due 02/25/2036		3,400	2,924
1.065% due 01/25/2036		424	425
1.085% due 12/25/2035		3,000	2,936
1.164% due 02/25/2036		9,944	8,092
1.265% due 05/25/2032		20	19
1.295% due 11/25/2035		1,659	1,653
2.924% due 01/25/2034 ^		14,832	10,933
4.255% due 04/25/2036		2,379	2,388
4.961% due 10/25/2046 ^		13,318	12,496
5.301% due 10/25/2032 ^		9,595	8,547
Countrywide Asset-Backed Certificates Trust
0.655% due 04/25/2046		9,016	7,392
0.665% due 02/25/2037		15,046	12,944
0.684% due 09/25/2046		3,910	3,636
0.685% due 03/25/2037		10,958	10,656
0.975% due 04/25/2036		5,000	4,576
0.984% due 05/25/2036		30,800	27,112
1.014% due 02/25/2036		5,203	5,055
1.054% due 02/25/2036		4,800	4,278
1.105% due 11/25/2035		2,600	2,557
1.174% due 07/25/2035		1,000	966
1.225% due 11/25/2035		2,000	1,756
1.265% due 12/25/2034		3,561	3,442
1.325% due 08/25/2047		34,328	33,078
1.425% due 11/25/2034		839	822
1.874% due 04/25/2035		3,500	3,102
4.693% due 10/25/2035		1,728	1,782
4.740% due 10/25/2035		246	252
4.903% due 05/25/2035		2,759	2,830
5.005% due 08/25/2035		17,821	16,088
5.251% due 12/25/2034		2,100	2,095
Credit Suisse First Boston Mortgage Securities Corp.
1.225% due 07/25/2032		54	46
1.265% due 08/25/2032		2,042	1,858
2.175% due 05/25/2043		840	809
Credit-Based Asset Servicing and Securitization LLC
0.585% due 11/25/2036		135	84
0.644% due 07/25/2037		480	298
0.675% due 11/25/2036		12,995	8,239
0.774% due 04/25/2037		1,294	970
0.775% due 07/25/2036		10,000	7,521
1.095% due 07/25/2036		5,576	5,257
1.625% due 04/25/2032		191	186
3.956% due 03/25/2037 ^		6,840	3,878
4.881% due 05/25/2035		1,682	1,703
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,083	1,042
5.720% due 09/25/2036		1,933	1,282
6.172% due 06/25/2036 ^		2,827	1,560
Delta Funding Home Equity Loan Trust
1.344% due 09/15/2029		172	161
DT Auto Owner Trust
2.640% due 10/15/2019		11	11
Eastland CLO Ltd.
0.987% due 05/01/2022		16,386	16,370
Eaton Vance CDO PLC
0.000% due 02/22/2027	EUR	2,134	2,389
1.051% due 02/22/2027		$12,797	12,675
Educational Funding Co. LLC
0.965% due 10/25/2029		4,547	4,391
Educational Services of America, Inc.
1.565% due 07/25/2023		13,378	13,295
EFS Volunteer LLC
1.565% due 10/26/2026		4,661	4,665
Elm CLO Ltd.
2.079% due 01/17/2023		6,303	6,320
EMC Mortgage Loan Trust
0.974% due 12/25/2042		1,037	1,002
0.974% due 05/25/2043		370	364
1.264% due 05/25/2040		28	25

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
EquiFirst Mortgage Loan Trust
1.275% due 01/25/2034		$28	$25
Equity One Mortgage Pass-Through Trust
1.085% due 11/25/2032		2,343	2,243
Exeter Automobile Receivables Trust
2.170% due 05/15/2019		33	33
FAB U.S. Ltd.
1.219% due 12/06/2045	GBP	16,865	18,648
Fieldstone Mortgage Investment Trust
0.684% due 11/25/2036		$12,904	7,755
0.715% due 05/25/2036		13,029	9,110
Finance America Mortgage Loan Trust
1.425% due 08/25/2034		606	573
Finn Square CLO Ltd.
2.052% due 12/24/2023		26,800	26,827
First Franklin Mortgage Loan Trust
0.685% due 04/25/2036		6,449	5,684
0.765% due 04/25/2036		7,400	4,993
0.765% due 08/25/2036		8,296	5,949
0.765% due 10/25/2036		7,486	5,519
0.775% due 06/25/2036		10,000	6,299
0.785% due 11/25/2036		1,304	1,294
0.975% due 11/25/2036		6,700	6,226
0.995% due 07/25/2035		825	810
1.015% due 07/25/2035		2,000	1,787
1.170% due 05/25/2035		52	52
1.200% due 11/25/2035		12,496	9,578
1.725% due 01/25/2035		2,690	2,313
1.950% due 10/25/2034		2,181	1,873
First Investors Auto Owner Trust
1.490% due 01/15/2020		9	9
First NLC Trust
0.665% due 08/25/2037		3,950	2,283
0.805% due 08/25/2037		2,236	1,326
0.984% due 05/25/2035		1,753	1,518
Flagship Credit Auto Trust
1.210% due 04/15/2019		11	11
Flatiron CLO Ltd.
2.115% due 10/25/2024		7,700	7,700
2.253% due 10/25/2024		27,500	27,500
Fremont Home Loan Trust
0.585% due 01/25/2037		40	21
0.625% due 08/25/2036		469	201
0.655% due 11/25/2036		52,369	23,384
0.675% due 01/25/2037		17,726	9,504
0.685% due 08/25/2036		9,613	4,184
0.695% due 02/25/2037		66,685	37,707
0.765% due 02/25/2037		25,324	14,612
0.775% due 05/25/2036		14,422	8,322
0.795% due 04/25/2036		3,100	1,828
1.015% due 07/25/2035		1,500	1,364
1.455% due 07/25/2034		884	858
1.590% due 06/25/2035		6,400	5,494
GE-WMC Mortgage Securities Trust
0.565% due 08/25/2036		8	4
GMAC Mortgage Corp. Home Equity Loan Trust
6.768% due 09/25/2037		56	58
6.994% due 09/25/2037		27	26
Greenpoint Manufactured Housing
7.270% due 06/15/2029		360	359
8.300% due 10/15/2026		1,295	1,433
GSAA Home Equity Trust
0.625% due 03/25/2037		901	494
0.645% due 04/25/2047		7,389	6,193
0.705% due 05/25/2036		21,361	10,467
0.755% due 03/25/2036		2,146	2,113
0.825% due 03/25/2037		3,885	2,578
0.975% due 08/25/2037		7,944	7,395
3.298% due 03/25/2036		11,457	7,624
4.790% due 06/25/2034 ^		9	9
GSAA Trust
0.645% due 05/25/2047		9,349	7,124
0.825% due 05/25/2047		557	448
0.895% due 06/25/2035		3,980	3,829
GSAMP Trust
0.615% due 01/25/2037		4,647	2,924
0.645% due 12/25/2036		8,222	4,660
0.685% due 05/25/2046		1,675	1,571
0.685% due 10/25/2046		136	136
0.705% due 11/25/2035		536	181
0.765% due 06/25/2036		6,649	4,199
0.765% due 08/25/2036		3,020	2,515
0.795% due 04/25/2036		5,500	3,417
0.895% due 03/25/2047		9,000	5,572
1.045% due 01/25/2045		1,988	1,951

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.530% due 06/25/2035		$1,704	$1,685
1.575% due 06/25/2034		705	686
1.775% due 03/25/2034 ^		5,444	3,819
1.845% due 12/25/2034 ^		1,727	1,189
2.175% due 10/25/2034		922	873
Halcyon Structured Asset Management European CLO BV
0.052% due 01/25/2023	EUR	395	444
Harbourmaster CLO BV
0.000% due 05/08/2023		1,861	2,091
0.804% due 05/08/2023	GBP	17,862	23,105
0.982% due 05/08/2023		$14,289	14,220
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		7,036	7,049
Home Equity Asset Trust
0.695% due 08/25/2036		1,178	1,171
1.125% due 11/25/2032		154	135
1.620% due 05/25/2035		3,300	2,976
Home Equity Loan Trust
0.755% due 04/25/2037		10,800	6,980
HSI Asset Loan Obligation Trust
0.584% due 12/25/2036		136	54
4.958% due 12/25/2036		19,663	10,243
HSI Asset Securitization Corp. Trust
0.575% due 10/25/2036		230	124
0.635% due 12/25/2036		702	304
0.665% due 01/25/2037		23,695	16,895
0.695% due 12/25/2036		6,394	2,788
0.915% due 11/25/2035		5,339	4,024
IMC Home Equity Loan Trust
5.115% due 07/25/2026		24	24
7.310% due 11/20/2028		22	23
7.520% due 08/20/2028		27	28
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.645% due 04/25/2037		1,758	1,188
0.665% due 11/25/2036		3,018	2,477
0.685% due 11/25/2036		8,406	6,450
0.735% due 04/25/2037		5,653	3,858
0.765% due 11/25/2036		35,326	23,234
1.384% due 10/25/2033		997	957
IXIS Real Estate Capital Trust
1.155% due 02/25/2036		9,828	8,941
1.205% due 02/25/2036		63	63
JPMorgan Mortgage Acquisition Corp.
0.715% due 05/25/2035		1,435	1,417
JPMorgan Mortgage Acquisition Trust
0.604% due 08/25/2036		333	176
0.635% due 08/25/2036		58	38
0.675% due 08/25/2036		361	353
0.685% due 01/25/2036		3,900	3,671
0.685% due 06/25/2036		6,367	6,027
0.685% due 07/25/2036 ^		8,323	3,511
0.715% due 03/25/2047		25,812	20,278
0.735% due 03/25/2037		10,000	9,351
0.765% due 08/25/2036		3,000	2,529
0.784% due 07/25/2036		8,800	6,757
0.785% due 03/25/2037		5,600	4,320
0.794% due 04/25/2036		7,800	7,010
6.337% due 08/25/2036 ^		3,050	2,162
Jubilee CDO BV
0.023% due 07/30/2024	EUR	2,425	2,721
L.A. Arena Funding LLC
7.656% due 12/15/2026		$103	110
Lehman ABS Mortgage Loan Trust
0.615% due 06/25/2037		9,146	5,673
0.725% due 06/25/2037		4,937	3,125
Lehman XS Trust
0.695% due 10/25/2036		9,215	8,392
0.695% due 01/25/2037		7,887	7,028
5.420% due 11/25/2035 ^		636	641
Limerock CLO
0.925% due 04/24/2023		861	862
Long Beach Mortgage Loan Trust
0.675% due 09/25/2036		17,051	11,401
0.680% due 08/25/2036		44,428	24,558
0.685% due 12/25/2036		37,926	23,831
0.785% due 08/25/2045		10,318	8,869
0.905% due 08/25/2045		4,134	3,889
1.085% due 10/25/2034		11	10
1.350% due 06/25/2035		799	795
1.575% due 06/25/2035		8,900	6,941
1.800% due 02/25/2035		4,500	3,658
Madison Park Funding Ltd.
1.545% due 04/22/2022		88,863	88,878

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Massachusetts Educational Financing Authority
1.665% due 04/25/2038	$2,981	$2,948
MASTR Asset-Backed Securities Trust
0.575% due 01/25/2037	111	48
0.675% due 08/25/2036	6,455	3,403
0.755% due 02/25/2036	1,681	1,676
0.765% due 03/25/2036	10,352	6,502
0.765% due 10/25/2036	5,034	3,371
1.025% due 10/25/2035 ^	13,985	10,990
5.471% due 11/25/2035	1,169	1,122
5.719% due 02/25/2036	2,713	2,638
MASTR Specialized Loan Trust
1.275% due 11/25/2035	3,600	2,873
Merrill Lynch First Franklin Mortgage Loan Trust
0.695% due 04/25/2037	3,803	2,219
Merrill Lynch Mortgage Investors Trust
0.585% due 11/25/2037	2,216	1,152
0.595% due 04/25/2047	16,344	9,412
0.635% due 08/25/2037	13,104	8,431
0.645% due 02/25/2037	1,266	597
0.675% due 08/25/2037	54,879	35,577
0.675% due 11/25/2037	15,783	8,418
0.695% due 07/25/2037	6,954	3,977
0.765% due 08/25/2037	2,744	1,809
0.784% due 04/25/2037	4,000	2,335
0.785% due 03/25/2037	75,100	64,566
0.845% due 03/25/2037	15,424	10,352
0.975% due 02/25/2047	25,984	17,341
MESA Trust
1.325% due 12/25/2031	790	743
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	313	342
Mid-State Trust
7.340% due 07/01/2035	480	512
7.791% due 03/15/2038	2,322	2,518
Morgan Stanley ABS Capital, Inc. Trust
0.575% due 07/25/2036	302	138
0.585% due 12/25/2036	3,755	2,364
0.585% due 05/25/2037	2,577	1,694
0.595% due 10/25/2036	2,190	1,253
0.615% due 01/25/2037	7,946	4,478
0.625% due 11/25/2036	2,202	1,329
0.635% due 03/25/2037	8,980	4,707
0.655% due 10/25/2036	7,490	5,997
0.665% due 10/25/2036	43,787	25,378
0.665% due 11/25/2036	20,951	13,148
0.665% due 05/25/2037	7,240	5,113
0.675% due 06/25/2036	11,311	7,414
0.675% due 09/25/2036	20,879	10,621
0.675% due 10/25/2036	18,352	11,546
0.675% due 11/25/2036	24,362	14,802
0.675% due 12/25/2036	3,028	1,932
0.685% due 04/25/2036	898	890
0.685% due 09/25/2036	5,331	3,007
0.705% due 03/25/2037	34,597	18,374
0.725% due 02/25/2037	2,952	1,802
0.745% due 10/25/2036	3,303	1,941
0.755% due 09/25/2036	3,982	2,280
0.755% due 10/25/2036	2,206	1,406
0.755% due 11/25/2036	29,234	17,949
0.755% due 02/25/2037	13,694	6,667
0.775% due 08/25/2036	22,330	13,719
0.775% due 05/25/2037	4,618	3,097
0.865% due 03/25/2037	4,463	2,441
0.885% due 02/25/2037	11,035	5,466
0.985% due 06/25/2034	5	5
1.170% due 09/25/2035	3,000	2,769
1.260% due 07/25/2035	4,000	3,312
1.325% due 07/25/2037	1,353	1,343
1.470% due 06/25/2034	2,491	2,388
1.525% due 03/25/2033	1,333	1,282
1.545% due 08/25/2034	242	232
1.575% due 04/25/2035	4,200	3,117
Morgan Stanley Dean Witter Capital, Inc. Trust
1.800% due 09/25/2032	2,373	2,295
1.875% due 02/25/2033	1,395	1,347
Morgan Stanley Home Equity Loan Trust
0.625% due 12/25/2036	21,855	12,898
0.685% due 04/25/2036	8,433	6,185
0.755% due 04/25/2037	16,709	10,717
0.875% due 04/25/2037	10,254	6,695
Morgan Stanley IXIS Real Estate Capital Trust
0.575% due 11/25/2036	7	3

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.675% due 07/25/2036		$11,974	$6,786
0.755% due 07/25/2036		36,719	21,261
Morgan Stanley Mortgage Loan Trust
0.605% due 11/25/2036		4,731	2,143
0.645% due 04/25/2037		7,908	3,861
0.755% due 02/25/2037		848	465
0.885% due 04/25/2037		3,831	1,940
2.495% due 11/25/2036 ^		2,352	1,147
5.577% due 10/25/2046 ^		3,579	1,835
5.726% due 10/25/2036 ^		1,691	896
5.750% due 04/25/2037 ^		1,043	696
6.000% due 07/25/2047 ^		951	726
Muir Grove CLO Ltd.
1.335% due 03/25/2020		13,258	13,262
National Collegiate Student Loan Trust
0.785% due 02/26/2029		5,000	4,833
0.795% due 03/26/2029		23,500	22,394
Nationstar Home Equity Loan Trust
0.705% due 04/25/2037		1,235	1,227
Navient Private Education Loan Trust
2.024% due 01/16/2035		31,707	32,040
Neptuno CLO BV
0.087% due 05/24/2023	EUR	5,657	6,329
New Century Home Equity Loan Trust
1.200% due 03/25/2035		$3,500	3,316
1.410% due 05/25/2034		1,875	1,752
3.525% due 01/25/2033 ^		4,526	4,073
NewMark Capital Funding CLO Ltd.
2.278% due 06/30/2026		5,250	5,235
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.855% due 10/25/2036 ^		27,324	10,054
0.925% due 02/25/2037 ^		2,569	868
1.015% due 05/25/2035		3,916	3,758
6.032% due 10/25/2036 ^		3,533	1,771
NovaStar Mortgage Funding Trust
0.625% due 01/25/2037		5,006	2,235
0.675% due 06/25/2036		3,441	2,387
0.675% due 09/25/2036		21,311	12,105
0.675% due 03/25/2037		5,568	2,965
0.695% due 11/25/2036		12,309	6,108
0.705% due 03/25/2037		4,609	2,470
0.735% due 01/25/2037		22,518	10,251
0.775% due 10/25/2036		7,033	3,948
0.880% due 12/25/2033		717	694
1.350% due 06/25/2034		100	95
2.400% due 03/25/2035		9,200	8,403
OneMain Financial Issuance Trust
2.430% due 06/18/2024		22,215	22,236
2.470% due 09/18/2024		83	83
Option One Mortgage Loan Trust
0.665% due 01/25/2037		33,437	19,636
0.695% due 05/25/2037		4,543	2,796
0.705% due 04/25/2037		8,609	5,445
0.745% due 01/25/2037		12,573	7,496
0.765% due 04/25/2037		4,245	2,674
0.775% due 03/25/2037		1,930	1,047
0.775% due 07/25/2037		4,391	2,895
0.855% due 04/25/2037		3,307	2,131
0.885% due 01/25/2036		6,600	4,565
1.035% due 08/25/2035		4,500	3,601
Option One Mortgage Loan Trust Asset-Backed Certificates
0.985% due 11/25/2035		15,300	12,423
1.380% due 10/25/2032		3,766	3,627
Ownit Mortgage Loan Trust
1.125% due 10/25/2036 ^		4,843	4,192
Palmer Square CLO Ltd.
2.079% due 10/17/2025		3,600	3,600
Panhandle-Plains Higher Education Authority, Inc.
1.776% due 10/01/2035		17,190	16,969
Panther CDO BV
0.067% due 03/20/2084	EUR	16,141	18,001
0.148% due 10/15/2084		10,474	11,542
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.325% due 12/25/2034		$7,369	6,392
Penta CLO S.A.
0.067% due 06/04/2024	EUR	11,941	13,402
People’s Choice Home Loan Securities Trust
1.244% due 05/25/2035 ^		$3,100	3,010
1.469% due 05/25/2035 ^		7,000	5,131
1.874% due 01/25/2035		6,500	5,841
People’s Financial Realty Mortgage Securities Trust
0.665% due 09/25/2036		23,378	10,116

16	See Accompanying Notes

September 30, 2016

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Popular ABS Mortgage Pass-Through Trust
0.735% due 01/25/2037		$7,000	$6,000
1.155% due 06/25/2035		3,676	3,182
5.700% due 12/25/2034		9,967	7,721
Primus CLO Ltd.
0.913% due 07/15/2021		51,584	51,386
RAAC Trust
0.794% due 05/25/2036		1,485	1,431
0.825% due 06/25/2044		3,846	3,211
0.865% due 02/25/2036		3,850	3,564
0.874% due 11/25/2046		14,601	12,737
0.925% due 06/25/2047		3,477	3,340
2.025% due 09/25/2047		10,900	9,232
Renaissance Home Equity Loan Trust
0.885% due 11/25/2034		351	309
1.225% due 08/25/2032		104	93
1.404% due 08/25/2033		68	63
5.473% due 01/25/2037		9,421	5,354
5.565% due 02/25/2036		6	6
5.893% due 06/25/2037 ^		8,161	4,149
5.906% due 06/25/2037		9,144	4,658
Residential Asset Mortgage Products Trust
0.744% due 10/25/2034		1,519	1,436
0.755% due 01/25/2036		1,904	1,889
0.815% due 02/25/2036		4,650	4,191
0.825% due 05/25/2036 ^		4,776	3,904
0.885% due 08/25/2046		20,947	12,626
2.445% due 11/25/2034		6,880	6,075
3.074% due 12/25/2034		2,000	1,741
5.072% due 04/25/2034		230	236
Residential Asset Securities Corp. Trust
0.655% due 11/25/2036		14,836	12,460
0.675% due 08/25/2036		1,670	1,572
0.675% due 09/25/2036		644	641
0.685% due 06/25/2036		1,103	1,075
0.695% due 11/25/2036		5,704	5,087
0.705% due 04/25/2036		2,677	2,656
0.725% due 02/25/2036		216	216
0.765% due 10/25/2036		3,000	2,408
0.795% due 07/25/2036		12,000	7,800
0.795% due 05/25/2037		3,825	3,573
0.805% due 04/25/2036		4,200	3,805
0.815% due 03/25/2036		1,255	1,247
0.935% due 01/25/2036		3,160	2,906
0.965% due 11/25/2035		6,840	6,576
1.025% due 07/25/2032 ^		3	3
1.105% due 06/25/2033		1,552	1,359
1.115% due 09/25/2035		5,000	4,588
1.349% due 07/25/2034		1,361	1,240
1.620% due 03/25/2035		2,803	2,362
Residential Mortgage Loan Trust
2.024% due 09/25/2029		8	8
SACO, Inc.
0.945% due 03/25/2036 ^		54	93
1.025% due 12/25/2035		43	41
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020		95	97
SASCO Mortgage Loan Trust
3.074% due 12/25/2034		838	755
Securitized Asset-Backed Receivables LLC Trust
0.585% due 12/25/2036 ^		294	99
0.655% due 05/25/2037 ^		883	691
0.685% due 07/25/2036		3,313	1,689
0.765% due 07/25/2036		4,259	2,216
0.775% due 03/25/2036		13,828	8,557
0.775% due 05/25/2036		15,327	9,523
0.795% due 03/25/2036		23,850	19,460
1.484% due 01/25/2036 ^		6,946	4,818
SG Mortgage Securities Trust
0.674% due 10/25/2036		20,988	16,304
SLC Student Loan Trust
1.750% due 06/15/2021		4,300	4,186
SLM Private Credit Student Loan Trust
1.090% due 12/16/2041		12,000	10,462
SLM Private Education Loan Trust
2.774% due 06/16/2042		18,000	18,777
3.450% due 05/16/2044		2,261	2,316
3.774% due 05/16/2044		24,905	26,027
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	160	175
0.007% due 06/17/2024		10,465	11,433
0.845% due 01/25/2019		$833	833
1.045% due 01/25/2022		11,733	11,292
1.215% due 10/25/2017		1,725	1,725

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.365% due 04/25/2019	$478	$476
1.615% due 07/25/2023	700	681
2.050% due 12/15/2033	20,067	19,500
2.215% due 04/25/2023	44,147	44,287
2.415% due 07/25/2023	2,813	2,831
SMART ABS Trust
1.180% due 02/14/2019	57	57
Soundview Home Loan Trust
0.605% due 06/25/2037	13,610	8,929
0.635% due 01/25/2037	5,385	3,888
0.665% due 12/25/2036	23	23
0.685% due 11/25/2036	9,276	8,909
0.685% due 01/25/2037	5,140	3,735
0.705% due 02/25/2037	10,103	4,413
0.705% due 08/25/2037	4,000	3,355
0.735% due 06/25/2037	23,686	15,837
0.765% due 07/25/2036	15,300	10,026
0.775% due 08/25/2037	3,828	2,818
0.785% due 02/25/2037	13,036	5,816
0.805% due 05/25/2036	5,000	4,183
0.825% due 01/25/2037	39,975	27,089
1.350% due 06/25/2035	4,482	4,145
South Carolina Student Loan Corp.
1.592% due 03/02/2020	316	316
1.842% due 09/03/2024	600	593
Specialty Underwriting & Residential Finance Trust
0.625% due 11/25/2037	656	428
0.825% due 12/25/2036	7,321	6,302
0.875% due 09/25/2036	1,422	1,420
0.875% due 03/25/2037	4,744	2,614
1.275% due 06/25/2036	1,453	1,411
1.425% due 06/25/2036	18,300	13,633
1.500% due 12/25/2035	4,581	4,168
3.983% due 02/25/2037	37,708	20,870
3.983% due 02/25/2037 ^	8,049	4,453
SpringCastle America Funding LLC
3.050% due 04/25/2029 (c)	105,200	105,233
Stone Tower CLO Ltd.
0.899% due 04/17/2021	126	126
0.909% due 04/17/2021	552	552
Structured Asset Investment Loan Trust
0.675% due 06/25/2036	2,623	2,347
0.698% due 07/25/2036	19,157	11,558
0.825% due 01/25/2036	6,526	5,584
1.225% due 04/25/2033	1,689	1,654
1.425% due 05/25/2035	9,400	8,098
1.455% due 09/25/2034	533	483
1.500% due 01/25/2035	10,188	7,627
1.525% due 09/25/2034	381	371
1.650% due 01/25/2035	3,957	1,041
1.725% due 12/25/2034	8,795	8,018
1.905% due 04/25/2033	149	127
2.100% due 01/25/2035	4,313	556
2.250% due 01/25/2035 ^	5,666	184
Structured Asset Securities Corp.
5.283% due 10/25/2034	1,235	1,277
Structured Asset Securities Corp. Mortgage Loan Trust
0.685% due 03/25/2036	99	97
0.705% due 01/25/2037	3,630	1,867
0.775% due 09/25/2036	4,500	3,839
0.795% due 04/25/2036	12,913	9,755
0.825% due 06/25/2035	2,320	2,058
0.895% due 04/25/2036	6,436	5,789
0.905% due 10/25/2036	18,467	13,632
0.975% due 05/25/2037	3,486	2,914
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033	44	44
SVO Mortgage LLC
2.000% due 09/20/2029	30	29
Symphony CLO Ltd.
1.057% due 05/15/2019	16,220	16,207
Telos CLO Ltd.
2.329% due 04/17/2025	35,102	35,182
TICC CLO LLC
1.750% due 08/25/2023	2,705	2,705
Toyota Auto Receivables Owner Trust
0.930% due 07/16/2018	44	44
Trapeza CDO Ltd.
0.946% due 04/06/2042	3,214	2,314
1.125% due 01/25/2035	23,676	17,875
Triaxx Prime CDO Ltd.
0.787% due 10/02/2039	97,206	74,217

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Tropic CDO Ltd.
1.000% due 07/15/2036		$27,574	$19,026
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		8,165	8,202
VB-S1 Issuer LLC
3.065% due 06/15/2046		9,600	9,814
VOLT LLC
3.625% due 10/25/2057		9,434	9,469
Wachovia Loan Trust
0.885% due 05/25/2035		735	724
WaMu Asset-Backed Certificates Trust
0.775% due 04/25/2037		14,891	7,322
Washington Mutual Asset-Backed Certificates Trust
0.585% due 10/25/2036		2,063	1,136
Wood Street CLO BV
0.008% due 08/27/2022	EUR	8,611	9,643
0.107% due 11/22/2021		8	9
0.781% due 09/14/2023	GBP	6,116	7,876

Total Asset-Backed Securities (Cost $3,854,830)			4,112,259

SOVEREIGN ISSUES 7.9%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	11,155	12,582
4.750% due 06/04/2018		44,086	51,446
4.900% due 09/15/2021		20,800	24,088
4.950% due 02/11/2020 (k)		8,650	10,366
Autonomous Community of Valencia
4.000% due 11/02/2016		5,900	6,646
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		43,000	49,567
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (f)	BRL	3,110,800	926,494
0.000% due 04/01/2017 (f)		7,903,546	2,283,667
0.000% due 07/01/2017 (f)		4,467,000	1,255,919
0.000% due 10/01/2017 (f)		1,611,165	440,621
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		3,360,607	1,026,791
Cyprus Government International Bond
3.875% due 05/06/2022	EUR	26,500	31,088
Export-Import Bank of Korea
2.625% due 12/30/2020		$31,700	32,880
New South Wales Treasury Corp.
2.750% due 11/20/2025 (h)	AUD	1,245	1,137
6.000% due 03/01/2022		165	153
Poland Government International Bond
4.000% due 01/22/2024		$15	17
Province of British Columbia
1.200% due 04/25/2017		45	45
Province of Ontario
1.650% due 09/27/2019 (k)		85,700	86,488
4.000% due 10/07/2019 (k)		23,855	25,708
4.400% due 04/14/2020 (k)		18,900	20,827
Province of Quebec
2.750% due 08/25/2021 (k)		81,800	86,220
3.500% due 07/29/2020 (k)		11,900	12,812
3.500% due 12/01/2022	CAD	68,053	58,174
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	394
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	7,810,000	74,900
4.500% due 07/03/2017		5,920,000	57,495
Slovenia Government International Bond
5.500% due 10/26/2022		$54,700	63,965

Total Sovereign Issues (Cost $6,496,521)			6,640,490

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		775,108	78

FINANCIALS 0.0%
Motors Liquidation Co. (d)		9,188,000	0

Total Common Stocks (Cost $5,528)			78

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)

		SHARES	MARKET VALUE (000s)
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.122% due 10/30/2040		38,500	$1,014
CoBank ACB
6.250% due 10/01/2022 (i)		40,000	4,230
Navient Corp. CPI Linked Security
3.006% due 03/15/2017		4,700	117

Total Preferred Securities (Cost $5,261)			5,361

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.2%

CERTIFICATES OF DEPOSIT 2.6%
Barclays Bank PLC
1.641% due 09/08/2017		$100,000	100,331
Credit Suisse AG
1.645% due 09/12/2017		487,100	487,704
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		81,700	81,746
Natixis S.A.
1.553% due 09/25/2017		336,200	336,987
1.553% due 10/02/2017		390,400	390,554
Sumitomo Mitsui Banking Corp.
1.129% due 05/02/2017		315,300	314,890
1.550% due 09/15/2017		124,200	124,257
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		388,100	388,366

			2,224,835

COMMERCIAL PAPER 0.4%
AutoNation, Inc.
1.050% due 10/03/2016		20,000	19,998
1.300% due 10/04/2016		81,500	81,492
1.300% due 10/05/2016		47,400	47,394
Deutsche Telekom AG
1.016% due 10/11/2016		28,000	27,993
Entergy Corp.
1.200% due 10/06/2016		13,800	13,798
Schlumberger Holdings
1.050% due 12/02/2016		18,500	18,474
Sempra Energy Holdings
1.020% due 10/03/2016		18,900	18,899
Thomson Reuters Corp.
1.070% due 10/24/2016		48,900	48,877
Viacom, Inc.
1.300% due 11/14/2016		35,200	35,163
Wyndham Worldwide
1.100% due 10/13/2016		5,000	4,998

			317,086

SHORT-TERM NOTES 0.6%
JPMorgan Chase Bank N.A.
0.011% due 10/04/2016 (f)(g)		504,475	504,378
Kraft Heinz Foods Co.
1.600% due 06/30/2017		27,700	27,761

			532,139

JAPAN TREASURY BILLS 9.2%
(0.275)% due 10/31/2016 - 01/10/2017 (e)(f)	JPY	777,500,000	7,671,125

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY BILLS 0.4%
0.500% due 03/02/2017 - 03/16/2017 (e)(f)(m)(o)	$307,536	$307,018

Total Short-Term Instruments (Cost $11,036,428)		11,052,203

Total Investments in Securities (Cost $123,771,745)		128,112,553

	SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	31,518,433	311,591

Total Short-Term Instruments (Cost $311,591)		311,591

Total Investments in Affiliates (Cost $311,591)		311,591

Total Investments 153.3% (Cost $124,083,336)		$128,424,144
Financial Derivative Instruments (l)(n) (1.2)% (Cost or Premiums, net $(291,017))		(1,010,474)
Other Assets and Liabilities, net (52.1)%		(43,642,963)

Net Assets 100.0%		$83,770,707

18	See Accompanying Notes

September 30, 2016

(Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$273,582	0.33%
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	01/16/2015 - 09/21/2015	3,629	1,664	0.00
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	09/09/2015 - 09/22/2015	5,949	2,636	0.00
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	16,356	0.02

				$298,878	$294,238	0.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BOM	0.620%	08/11/2016	10/11/2016			$(106,750)	$(106,847)
BOS	0.720	09/26/2016	10/11/2016			(18,275)	(18,278)
	0.780	09/26/2016	10/14/2016			(41,650)	(41,656)
	0.900	09/16/2016	10/07/2016			(5,088)	(5,090)
	0.900	09/26/2016	10/07/2016			(11,687)	(11,690)
	1.250	09/21/2016	10/05/2016			(550,250)	(550,479)
	1.500	09/28/2016	10/05/2016			(195,113)	(195,153)
	1.600	09/29/2016	10/06/2016			(118,750)	(118,771)
BPS	(0.750)	04/14/2016	TBD	(2)		(341)	(340)
	0.730	09/28/2016	12/22/2016			(115,625)	(115,637)
	0.790	09/29/2016	12/20/2016			(611,650)	(611,704)
	0.990	09/21/2016	10/21/2016			(108,425)	(108,461)
BRC	(1.000)	07/11/2016	07/11/2017			(1,110)	(1,107)
	(0.850)	06/17/2016	TBD	(2)	EUR	(3,320)	(3,720)
BSN	0.600	09/21/2016	10/05/2016			$(4,077)	(4,078)
	0.600	09/21/2016	10/25/2016			(80,181)	(80,197)
	0.600	09/21/2016	10/28/2016			(2,869)	(2,870)
	0.600	09/21/2016	10/31/2016			(26,123)	(26,128)
	0.600	09/26/2016	10/25/2016			(956)	(956)
	0.600	09/26/2016	10/28/2016			(3,081)	(3,082)
CFR	(1.500)	09/30/2016	TBD	(2)	EUR	(1,752)	(1,968)
	(1.250)	09/22/2016	TBD	(2)		(4,802)	(5,392)
COM	0.790	09/29/2016	10/07/2016			$(25,528)	(25,530)
	0.790	09/30/2016	10/07/2016			(4,909)	(4,909)
DBL	(0.850)	08/25/2016	TBD	(2)	EUR	(5,472)	(6,142)
DEU	0.650	09/26/2016	10/20/2016			$(15,619)	(15,621)
	0.670	09/26/2016	10/12/2016			(17,744)	(17,746)
	0.850	09/15/2016	10/14/2016			(202,219)	(202,305)
	0.850	09/30/2016	10/14/2016			(115,291)	(115,299)
GRE	0.610	09/21/2016	10/12/2016			(10,872)	(10,874)
	0.640	09/21/2016	10/11/2016			(2,567)	(2,568)
	0.640	09/26/2016	10/07/2016			(43,987)	(43,993)
	0.650	09/21/2016	10/17/2016			(1,057)	(1,057)
	0.650	09/21/2016	10/24/2016			(1,359)	(1,359)
	0.650	09/26/2016	10/17/2016			(4,037)	(4,038)
	0.650	09/26/2016	10/25/2016			(7,437)	(7,438)
	0.660	09/21/2016	10/07/2016			(1,057)	(1,057)
	0.660	09/26/2016	10/07/2016			(6,162)	(6,163)
	0.680	09/21/2016	10/11/2016			(8,758)	(8,760)
	0.680	09/26/2016	10/11/2016			(1,062)	(1,063)
	0.690	09/26/2016	10/11/2016			(19,125)	(19,128)
	0.710	09/21/2016	10/12/2016			(1,510)	(1,510)
	0.850	09/29/2016	10/28/2016			(9,714)	(9,715)
	1.000	09/29/2016	10/28/2016			(276,419)	(276,450)
	1.050	09/30/2016	10/31/2016			(160,523)	(160,537)
GSC	1.130	09/21/2016	10/13/2016			(298,542)	(298,654)
	1.130	09/30/2016	10/13/2016			(44,004)	(44,005)
IND	0.550	09/07/2016	10/11/2016			(5,218)	(5,221)
	0.580	09/21/2016	10/11/2016			(4,530)	(4,531)
	0.580	09/28/2016	10/24/2016			(87,756)	(87,763)
	0.590	09/21/2016	10/18/2016			(12,986)	(12,989)
	0.590	09/21/2016	10/24/2016			(12,382)	(12,384)

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JPS	0.700%	09/21/2016	10/05/2016		$(186,775)	$(186,818)
	0.750	09/30/2016	10/13/2016		(4,095)	(4,095)
	0.790	09/23/2016	10/05/2016		(90,522)	(90,541)
	0.850	09/26/2016	10/03/2016		(49,053)	(49,061)
	0.950	09/20/2016	10/13/2016		(388,377)	(388,510)
NOM	0.850	09/19/2016	10/13/2016		(1,028,149)	(1,028,489)
	0.850	09/30/2016	10/13/2016		(917,621)	(917,652)
RDR	0.600	08/22/2016	10/19/2016		(10,094)	(10,101)
	0.600	08/23/2016	10/19/2016		(41,961)	(41,990)
	0.600	09/21/2016	10/19/2016		(9,060)	(9,062)
	0.610	09/21/2016	10/11/2016		(98,754)	(98,774)
	0.610	09/26/2016	10/11/2016		(8,925)	(8,926)
	0.730	09/26/2016	10/13/2016		(3,932)	(3,933)
	0.730	09/30/2016	10/13/2016		(4,411)	(4,411)
	0.730	10/03/2016	10/13/2016		(3,379)	(3,379)
SCX	0.610	08/05/2016	10/21/2016		(89,985)	(90,075)
	0.610	08/22/2016	10/05/2016		(66,619)	(66,666)
	0.610	09/29/2016	10/21/2016		(1,388)	(1,388)
	0.690	09/08/2016	10/07/2016		(492,438)	(492,673)
	0.740	09/26/2016	10/14/2016		(29,599)	(29,603)
	0.770	09/29/2016	10/17/2016		(1,174)	(1,174)
	0.790	07/06/2016	10/06/2016		(230,412)	(230,862)
	0.790	07/08/2016	10/05/2016		(23,309)	(23,354)
	0.790	09/12/2016	10/05/2016		(33,693)	(33,709)
	0.790	09/27/2016	10/06/2016		(16,445)	(16,447)
	0.850	08/29/2016	10/18/2016		(10,124)	(10,132)
	0.850	09/27/2016	10/18/2016		(289)	(289)
	0.870	08/25/2016	10/25/2016		(19,468)	(19,486)
	0.870	08/29/2016	10/26/2016		(4,867)	(4,871)
	0.870	09/30/2016	10/25/2016		(18,562)	(18,563)
	0.890	09/27/2016	10/26/2016		(486)	(486)
	0.900	09/14/2016	11/02/2016		(7,286)	(7,289)
	0.900	09/27/2016	11/04/2016		(3,633)	(3,634)
SGY	0.550	09/27/2016	10/04/2016		(1,039)	(1,039)
SOG	1.120	09/14/2016	12/14/2016		(253,034)	(253,184)
UBS	0.900	09/19/2016	10/14/2016		(327,460)	(327,575)
	1.000	09/13/2016	10/14/2016		(46,454)	(46,480)

Total Reverse Repurchase Agreements						$(7,947,134)

(2) Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date		Amount Borrowed (1)	Payable for Sale-Buyback Transactions (3)
GSC	0.700%	09/08/2016	10/11/2016		$(465,337)	$(465,563)
	0.800	09/13/2016	10/13/2016		(45,557)	(45,577)
	0.850	09/30/2016	10/03/2016		(212,875)	(212,890)
	0.860	09/14/2016	10/14/2016		(171,476)	(171,554)
	0.950	09/23/2016	10/24/2016		(123,067)	(123,099)
	0.980	09/21/2016	10/21/2016		(175,658)	(175,715)
	1.000	09/22/2016	10/17/2016		(132,086)	(132,127)
	1.250	09/27/2016	10/11/2016		(287,760)	(287,820)
	1.320	09/29/2016	10/13/2016		(309,279)	(309,324)
TDM	0.890	09/21/2016	10/13/2016	CAD	(76,716)	(58,040)
	1.150	09/26/2016	10/07/2016		$(3,631)	(3,632)
UBS	0.700	09/09/2016	10/12/2016		(122,327)	(122,385)
	0.700	09/09/2016	10/14/2016		(105,903)	(105,952)
	0.700	09/12/2016	10/14/2016		(23,141)	(23,151)
	0.700	09/12/2016	10/17/2016		(67,377)	(67,404)
	0.700	09/20/2016	12/20/2016		(156,893)	(158,620)

Total Sale-Buyback Transactions						$(2,462,853)

(1)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(2,557,511) at a weighted average interest rate of 0.579%.
(3)	Payable for sale-buyback transactions includes $(849) of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2031	$37,000	$(38,466)	$(38,188)

Total Short Sales				$(38,466)	$(38,188)

20	See Accompanying Notes

September 30, 2016

(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2016:

(k)	Securities with an aggregate market value of $10,602,159 have been pledged as collateral under the terms of the following master agreements as of September 30, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BOM	$0	$(106,847)	$0	$(106,847)	$105,919	$(928)
BOS	0	(941,117)	0	(941,117)	925,747	(15,370)
BPS	0	(836,142)	0	(836,142)	836,574	432
BRC	0	(4,827)	0	(4,827)	4,791	(36)
BSN	0	(117,311)	0	(117,311)	116,807	(504)
CFR	0	(7,360)	0	(7,360)	7,339	(21)
COM	0	(30,439)	0	(30,439)	31,045	606
DBL	0	(6,142)	0	(6,142)	6,112	(30)
DEU	0	(350,971)	0	(350,971)	365,983	15,012
GRE	0	(555,710)	0	(555,710)	549,998	(5,712)
GSC	0	(342,659)	0	(342,659)	352,480	9,821
IND	0	(122,888)	0	(122,888)	122,009	(879)
JPS	0	(719,025)	0	(719,025)	733,601	14,576
NOM	0	(1,946,141)	0	(1,946,141)	2,043,575	97,434
RDR	0	(180,576)	0	(180,576)	184,913	4,337
SCX	0	(1,050,701)	0	(1,050,701)	1,053,020	2,319
SGY	0	(1,039)	0	(1,039)	1,037	(2)
SOG	0	(253,184)	0	(253,184)	263,744	10,560
UBS	0	(374,055)	0	(374,055)	400,302	26,247
Master Securities Forward Transaction Agreement
GSC	0	0	(1,923,669)	(1,923,669)	1,898,251	(25,418)
TDM	0	0	(61,672)	(61,672)	61,428	(244)
UBS	0	0	(477,512)	(477,512)	472,599	(4,913)

Total Borrowings and Other Financing Transactions	$0	$(7,947,134)	$(2,462,853)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(762,693)	$(264,107)	$(8,807)	$(1,035,607)
Sovereign Issues	0	(108,461)	0	(9,862)	(118,323)
U.S. Government Agencies	0	(3,007,354)	0	0	(3,007,354)
U.S. Treasury Obligations	0	(2,868,466)	(914,005)	0	(3,782,471)

Total	$0	$(6,746,974)	$(1,178,112)	$(18,669)	$(7,943,755)
Sale-Buyback Transactions
Sovereign Issues	0	(58,041)	0	0	(58,041)
U.S. Treasury Obligations	0	(2,246,192)	(158,620)	0	(2,404,812)

Total	$0	$(2,304,233)	$(158,620)	$0	$(2,462,853)

Total Borrowings	$0	$(9,051,207)	$(1,336,732)	$(18,669)	$(10,406,608)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(10,406,608)

(5)	Unsettled reverse repurchase agreements liability of (3,379) is outstanding at period end.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note January Futures	$108.000	12/23/2016	87,279	$747	$682
Put - CBOT U.S. Treasury 5-Year Note January Futures	111.500	12/23/2016	1,000	9	8
Put - CBOT U.S. Treasury 10-Year Note January Futures	111.000	12/23/2016	35,745	306	35

				$1,062	$725

Total Purchased Options				$1,062	$725

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)

FUTURES CONTRACTS:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	43,111	$(42,225)	$2,156	$0
90-Day Eurodollar December Futures	Short	12/2018	14,653	(11,966)	1,282	0
90-Day Eurodollar June Futures	Short	06/2017	11,592	(25,105)	290	0
90-Day Eurodollar June Futures	Short	06/2018	22,429	(14,936)	1,402	0
90-Day Eurodollar March Futures	Short	03/2017	18,420	(32,035)	230	0
90-Day Eurodollar March Futures	Short	03/2018	44,641	(39,632)	2,790	0
90-Day Eurodollar September Futures	Short	09/2017	30,531	(31,364)	1,145	0
90-Day Eurodollar September Futures	Short	09/2018	43,639	(35,203)	3,273	0
Canada Government 10-Year Bond December Futures	Short	12/2016	8,238	(1,961)	5,023	(2,135)
U.S. Treasury 2-Year Note December Futures	Short	12/2016	698	(229)	65	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	184,043	4,586	0	(38,820)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	107,176	8,722	29	(44,505)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	5,378	(7,215)	7,899	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	2,160	7,084	0	(4,658)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	2,104	(2,058)	102	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	8,587	(11,873)	417	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	8,594	(13,055)	418	0
United Kingdom Long Gilt December Futures	Short	12/2016	4,421	5,984	5,215	0

Total Futures Contracts				$(242,481)	$31,736	$(90,118)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Kinder Morgan, Inc.	1.000%	12/20/2021	1.700%	$1,700	$(61)	$(4)	$0	$(4)
MetLife, Inc.	1.000	12/20/2021	1.230	48,500	(526)	158	37	0

					$(587)	$154	$37	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$54,100	$786	$259	$84	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	62,000	$(4,789)	$(3,330)	$251	$0
Receive	3-Month CAD-Bank Bill *	1.750	12/16/2046		57,500	(1,622)	(928)	334	0
Receive	3-Month USD-LIBOR *	1.500	05/15/2019	$	2,178,000	(7,573)	(6,902)	859	0
Receive	3-Month USD-LIBOR *	1.250	06/21/2019		3,850,000	(11,165)	(1,465)	2,274	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		894,600	(30,921)	(26,236)	717	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,444,600	(60,067)	(67,034)	1,823	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		5,591,500	(246,049)	(51,995)	8,772	0
Receive	3-Month USD-LIBOR *	1.450	06/28/2021		2,854,100	(5,419)	(282)	2,868	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		688,500	(9,222)	103	1,306	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		3,809,200	(252,949)	(263,855)	9,676	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025		118,400	(9,513)	(8,850)	519	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,188,700	(426,098)	(485,518)	20,297	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		337,450	(27,119)	(25,782)	1,726	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		1,153,400	(28,741)	143	6,249	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		8,345,052	(1,921,820)	(2,352,462)	152,388	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		749,100	(132,211)	(117,281)	13,889	0

						$(3,175,278)	$(3,411,674)	$223,948	$0

Total Swap Agreements						$(3,175,079)	$(3,411,261)	$224,069	$(4)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

22	See Accompanying Notes

September 30, 2016

(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2016:

(m)	Securities with an aggregate market value of $1,597,783 and cash of $ 16,500 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$725	$31,736	$224,069	$256,530	$0	$(90,118)	$(4)	$(90,122)

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	AUD	104,148	$	78,256	$0	$(1,453)
	10/2016	BRL	2,555,200		666,951	467	(119,212)
	10/2016	CAD	219,780		169,888	2,365	0
	10/2016	DKK	937,860		140,178	0	(1,324)
	10/2016	JPY	19,418,617		192,141	1,346	(777)
	10/2016	$	686,829	BRL	2,555,200	98,866	0
	10/2016		155,677	DKK	1,034,165	355	0
	10/2016		7,310	EUR	6,529	24	0
	11/2016	JPY	9,660,000	$	95,488	93	0
	11/2016	KRW	162,326,104		144,697	72	(2,679)
	11/2016	MYR	309,975		76,681	1,649	0
	11/2016	TWD	1,069,618		33,710	0	(559)
	12/2016	JPY	10,110,000		99,577	0	(455)
	01/2017	DKK	304,499		46,812	665	0
	01/2017	JPY	25,690,000		254,651	146	0
	04/2017	DKK	2,073,685		315,911	994	(737)
	07/2017		306,000		46,940	149	0
BPS	10/2016	BRL	3,248,431		841,708	1,521	(158,670)
	10/2016	CNH	422,832		62,227	0	(1,140)
	10/2016	MXN	10,772,813		546,783	0	(7,777)
	10/2016	$	950,222	BRL	3,248,432	48,764	(130)
	10/2016		107,393	CNH	729,841	1,983	0
	10/2016		7,504	EUR	6,724	49	0
	10/2016		9,990	MXN	191,422	0	(136)
	12/2016	CNH	729,841	$	106,796	0	(2,173)
	01/2017	BRL	1,286,470		323,969	0	(61,029)
	04/2017		917,985		257,251	0	(10,637)
	07/2017		2,374,100		650,917	0	(26,265)
	01/2018		14,509		4,244	269	0
BRC	10/2016	$	104,268	DKK	692,486	212	0
	11/2016		81,107	SGD	110,666	63	0
	07/2017	DKK	692,486	$	105,636	0	(252)
CBK	10/2016	BRL	2,451,200		583,136	0	(170,581)
	10/2016	CAD	653,873		501,436	3,034	0
	10/2016	MXN	2,210,616		112,386	0	(1,411)
	10/2016	$	19,576	AUD	26,104	403	0
	10/2016		740,390	BRL	2,451,200	14,451	(1,125)
	10/2016		166,232	CAD	216,374	19	(1,324)
	11/2016	CAD	115,767	$	88,371	111	0
	11/2016	JPY	63,040,000		627,973	5,359	(231)
	11/2016	KRW	604,069,867		550,715	2,546	0
	11/2016	SGD	142,482		105,821	1,314	0
	12/2016	JPY	170,410,000		1,668,671	0	(16,725)
	01/2017	BRL	1,501,221		451,821	2,556	0
	01/2017	JPY	18,220,000		180,583	81	0
DUB	10/2016	BRL	5,556,835		1,355,241	0	(353,424)
	10/2016	MXN	2,415,715		128,850	4,948	(453)
	10/2016	$	1,709,698	BRL	5,556,835	2,093	(3,126)
	10/2016		160,991	CAD	211,499	220	0
	10/2016		20,590	CNH	137,127	0	(58)
	11/2016	ILS	25,579	$	6,693	0	(139)
	11/2016	SGD	62,089		45,367	0	(174)
	11/2016	$	67,154	SGD	91,544	0	(9)
	12/2016		384,535	CNH	2,629,393	8,073	0
	01/2017	BRL	897,900	$	210,787	0	(57,924)
	04/2017	$	208,824	BRL	710,000	0	(1,630)
	07/2017	BRL	710,000	$	204,140	1,622	0
	10/2017		158,865		43,919	0	(447)
FBF	10/2016	$	10,020	MXN	183,741	0	(561)
	11/2016	KRW	164,621,441	$	148,485	78	(981)
	11/2016	SGD	105,774		78,205	622	0
	11/2016	TWD	373,342		11,744	0	(217)

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
GLM	10/2016	BRL	855,000	$	202,287	$0	$(60,616)
	10/2016	CAD	16,083		12,336	77	0
	10/2016	CNH	919,019		135,289	0	(2,437)
	10/2016	EUR	1,000,000		1,128,608	5,259	0
	10/2016	GBP	300,000		393,151	4,307	0
	10/2016	JPY	144,000		1,398	0	(22)
	10/2016	MXN	46,822		2,465	54	0
	10/2016	$	29,190	AUD	38,696	426	0
	10/2016		263,385	BRL	855,000	0	(482)
	10/2016		466,352	CAD	600,659	484	(8,991)
	10/2016		274,203	CNH	1,874,999	6,789	0
	10/2016		20,077	EUR	17,897	29	(1)
	10/2016		1,529	GBP	1,155	0	(31)
	10/2016		393	MXN	7,718	4	0
	11/2016	GBP	20,000	$	25,971	33	0
	11/2016	KRW	56,392,144		50,329	0	(845)
	11/2016	$	3,601	EUR	3,218	19	0
	11/2016		210,924	JPY	21,138,500	0	(2,218)
	11/2016		60,943	SGD	83,136	35	0
	04/2017	BRL	548,100	$	160,169	222	0
HUS	10/2016		850,000		206,788	0	(54,577)
	10/2016	CNH	2,075,433		314,367	4,378	(1,040)
	10/2016	CNY	32,417		4,846	0	(11)
	10/2016	MXN	1,063,994		53,661	0	(1,111)
	10/2016	$	261,845	BRL	850,000	0	(479)
	10/2016		5,187	CAD	6,687	0	(90)
	10/2016		164,009	CNH	1,093,566	0	(271)
	10/2016		18,243	DKK	121,200	43	0
	10/2016		945,943	EUR	842,786	800	0
	11/2016	EUR	842,786	$	947,089	0	(931)
	11/2016	KRW	84,174,246		76,680	295	0
	11/2016	SGD	67,585		50,000	428	0
	11/2016	TWD	2,027,044		63,657	0	(1,287)
	11/2016	$	130,188	JPY	13,042,100	0	(1,420)
	12/2016	CNH	347,534	$	52,304	416	0
	10/2017	DKK	121,200		18,560	0	(59)
IND	10/2016	BRL	2,037,500		605,959	923	(21,473)
	10/2016	$	628,420	BRL	2,037,500	0	(1,911)
	12/2016	CNH	1,329,100	$	200,000	1,560	0
JPM	10/2016	AUD	297,076		226,630	0	(737)
	10/2016	BRL	5,712,640		1,473,286	644	(283,932)
	10/2016	CAD	602,618		468,292	8,957	0
	10/2016	CNH	210,995		31,140	46	(526)
	10/2016	DKK	788,725		118,446	6	(561)
	10/2016	GBP	220,644		292,475	6,488	0
	10/2016	JPY	6,760,000		64,674	0	(2,064)
	10/2016	MXN	2,143,724		108,661	0	(1,693)
	10/2016	TRY	9,460		3,161	23	0
	10/2016	$	1,616,650	BRL	5,712,640	140,317	(394)
	10/2016		728,903	CAD	947,673	0	(6,558)
	10/2016		36,382	EUR	32,446	69	(3)
	10/2016		147,009	GBP	112,758	0	(858)
	10/2016		53,237	MXN	1,017,289	0	(869)
	11/2016	GBP	100,000	$	130,177	485	0
	11/2016	JPY	45,870,000		458,780	5,487	0
	11/2016	KRW	392,151,523		352,210	109	(3,761)
	11/2016	SGD	75,131		55,525	418	0
	11/2016	TWD	4,003,032		126,287	0	(1,964)
	11/2016	$	172,524	JPY	17,421,400	0	(518)
	12/2016	CNH	1,448,537	$	217,596	1,297	0
	12/2016	JPY	107,280,000		1,051,345	0	(9,455)
	01/2017	BRL	912,073		264,446	0	(8,508)
	01/2017	JPY	23,470,000		232,537	25	0
	04/2017	BRL	2,885,946		821,795	966	(21,353)
	04/2017	DKK	371,128		57,370	877	0
	07/2017	BRL	965,000		258,035	0	(17,219)
	01/2018	$	4,215	BRL	14,509	0	(240)
MSB	10/2016	BRL	2,947,799	$	773,994	241	(132,662)
	10/2016	GBP	100,000		131,046	1,431	0
	10/2016	$	778,629	BRL	2,947,799	128,161	(375)
	10/2016		18,524	CHF	18,005	10	0
	10/2016		90,034	EUR	79,601	0	(615)
	11/2016	BRL	123,732	$	37,902	179	0
	11/2016	CHF	18,005		18,552	0	(13)
	11/2016	GBP	20,000		25,967	28	0
	11/2016	TWD	750,615		23,582	0	(467)
	12/2016	CNH	148,482		22,318	146	0
	12/2016	MXN	1,985,050		100,000	0	(1,508)
	12/2016	$	5,413	BRL	17,898	0	(1)
	12/2016		200,000	CNH	1,374,100	5,159	0
	01/2017	BRL	1,377,913	$	414,547	2,183	0
	07/2017		282,000		80,652	215	0
NGF	10/2016		1,059,625		303,186	351	(22,988)
	10/2016	$	250,000	BRL	1,059,625	75,823	0
	04/2017	BRL	1,001,000	$	292,851	738	0

24	See Accompanying Notes

September 30, 2016

(Unaudited)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
SCX	10/2016	AUD	167,795	$	128,422	$0	$0
	10/2016	BRL	3,730,940		1,149,325	2,103	0
	10/2016	CAD	408,562		311,855	437	0
	10/2016	CHF	18,005		18,684	150	0
	10/2016	CNH	527,435		80,666	1,624	0
	10/2016	GBP	300,000		393,175	4,330	0
	10/2016	$	1,135,260	BRL	3,730,940	13,819	(1,857)
	10/2016		92,145	CNH	615,756	134	0
	10/2016		106,039	GBP	79,896	0	(2,482)
	10/2016		127,171	JPY	12,806,117	0	(884)
	11/2016	GBP	300,000	$	389,308	232	0
	11/2016	JPY	12,806,117		127,325	887	0
	11/2016	KRW	470,795,055		423,614	0	(3,614)
	11/2016	MYR	445,556		109,401	1,551	0
	11/2016	SGD	762,886		565,826	6,269	0
	11/2016	THB	372,860		10,717	0	(38)
	11/2016	TWD	6,707,916		209,914	0	(4,998)
	11/2016	$	1,820,908	JPY	183,238,000	0	(11,756)
	11/2016		74,687	SGD	101,502	0	(238)
	04/2017	BRL	2,229,600	$	636,410	0	(14,235)
	10/2017		1,452,300		394,668	0	(10,921)
SOG	10/2016		1,050,000		286,503	338	(36,698)
	10/2016	$	250,000	BRL	1,050,000	72,863	0
	11/2016	KRW	167,190,347	$	150,270	0	(1,449)
	11/2016	SGD	747,853		556,443	7,912	0
	11/2016	$	96,436	KRW	107,887,775	1,468	0
SSB	01/2017	DKK	306,408	$	46,867	430	0
TOR	10/2016	BRL	1,566,147		405,231	274	(76,616)
	10/2016	$	446,346	BRL	1,566,147	37,247	(2,020)
	01/2017	BRL	534,500	$	128,279	0	(31,679)
	04/2017		1,040,900		305,784	2,027	0
UAG	10/2016		373,550		91,680	0	(23,182)
	10/2016	CAD	17,457		13,195	0	(111)
	10/2016	CNH	317,572		48,403	811	0
	10/2016	JPY	183,500		1,790	0	(20)
	10/2016	$	115,073	BRL	373,550	0	(210)
	10/2016		9,339	CAD	12,082	0	(129)
	10/2016		15,657	EUR	14,017	89	0
	10/2016		11,268	RUB	731,636	348	0
	11/2016	AUD	504,219	$	382,620	0	(3,049)
	11/2016	JPY	229,690,000		2,296,577	27,015	0
	11/2016	KRW	297,466,492		270,236	976	(679)
	11/2016	MYR	180,099		44,458	864	0
	11/2016	PHP	257,099		5,444	132	0
	11/2016	TWD	3,229,315		101,471	0	(1,991)
	11/2016	$	6,391	INR	432,804	75	0
	12/2016	JPY	60,360,000	$	595,378	0	(1,624)

Total Forward Foreign Currency Contracts						$799,447	$(1,916,570)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	12/21/2016	$ 1,091,500	$9,174	$2,064
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	184,000	19,530	3,992
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	154,200	15,081	3,291
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	1,384,800	19,664	26,606
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	929,800	7,839	1,518
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	1,170,900	10,340	2,214
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	136,300	9,268	570
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	292,500	28,968	6,607
							$119,864	$46,862

Total Purchased Options							$119,864	$46,862

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$253,100	$(13,228)	$(1,797)
	Call - OTC USD versus MXN	MXN	20.500	10/26/2016	185,800	(1,973)	(653)
JPM	Call - OTC USD versus MXN		20.500	10/26/2016	118,800	(1,230)	(418)

						$(16,431)	$(2,868)

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(61)
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(186)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(39)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(183)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(22)
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(46)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(73)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(38)

						$(71,048)	$(648)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$ 2,183,000	$(9,190)	$(824)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,489,600	(34,724)	(4,212)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	1,384,800	(7,201)	(6,833)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	1,384,800	(12,532)	(15,325)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	1,859,600	(7,926)	(496)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016	2,341,800	(10,370)	(884)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	600,400	(9,306)	(279)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(3,639)

							$(119,966)	$(32,492)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae 3.000% due 11/01/2046	$102.781	11/07/2016	$ 250,000	$(586)	$(229)
	Call - OTC Fannie Mae 3.000% due 11/01/2046	103.781	11/07/2016	250,000	(469)	(845)
JPM	Put - OTC Fannie Mae 3.000% due 11/01/2046	102.719	11/07/2016	110,000	(249)	(91)
	Put - OTC Fannie Mae 3.000% due 11/01/2046	102.813	11/07/2016	179,000	(399)	(173)
	Call - OTC Fannie Mae 3.000% due 11/01/2046	103.719	11/07/2016	110,000	(210)	(407)
	Call - OTC Fannie Mae 3.000% due 11/01/2046	103.813	11/07/2016	179,000	(343)	(577)

					$(2,256)	$(2,322)

Total Written Options					$(209,701)	$(38,330)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2016:

	Balance at Beginning of Period		Sales		Closing Buys		Expirations		Exercised		Balance at End of Period
# of Contracts		21,230		163,084		(53)		(112,363)		(71,898)		0
Notional Amount in $	$	45,339,000	$	24,079,700	$	(2,658,400)	$	(37,045,300)	$	(7,610,700)	$	22,104,300
Notional Amount in AUD	AUD	760,110	AUD	7,323,300	AUD	(252,300)	AUD	(6,418,100)	AUD	(1,413,010)	AUD	0
Notional Amount in EUR	EUR	5,483,500	EUR	2,489,400	EUR	(1,333,400)	EUR	(4,966,300)	EUR	(1,673,200)	EUR	0
Notional Amount in GBP	GBP	0	GBP	1,506,250	GBP	(473,150)	GBP	(1,033,100)	GBP	0	GBP	0
Premiums	$	(340,736)	$	(240,952)	$	41,109	$	252,375	$	78,503	$	(209,701)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
JPM	Kinder Morgan Energy Partners LP	(1.000)%	03/20/2020	0.926%	$ 2,200	$150	$(156)	$0	$(6)
MYC	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	0.693	1,400	60	(71)	0	(11)

						$210	$(227)	$0	$(17)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	0.558%	$11,000	$(167)	$182	$15	$0
	Brazil Government International Bond	1.000	03/20/2017	0.558	8,600	(75)	96	21	0
	Citigroup, Inc.	1.000	12/20/2020	0.701	2,100	(4)	30	26	0
	Colombia Government International Bond	1.000	06/20/2019	0.913	28,400	239	(162)	77	0
	Mexico Government International Bond	1.000	12/20/2016	0.408	20,000	192	(158)	34	0
	Mexico Government International Bond	1.000	09/20/2017	0.518	25,000	(358)	484	126	0

26	See Accompanying Notes

September 30, 2016

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Mexico Government International Bond	1.000%	12/20/2018	0.791%	$	171,300	$(250)	$1,100	$850	$0
	Mexico Government International Bond	1.000	09/20/2020	1.305		43,700	(1,152)	656	0	(496)
	Morgan Stanley	1.000	12/20/2020	0.805		35,000	(59)	351	292	0
	Tesco PLC	1.000	12/20/2020	1.747	EUR	5,000	(549)	378	0	(171)
	Tesco PLC	1.000	06/20/2021	1.975		2,200	(224)	115	0	(109)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		93,600	(675)	876	201	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		50,000	(1,042)	1,510	468	0
BPS	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843	$	40,000	(149)	420	271	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		19,500	(280)	379	99	0
	Morgan Stanley	1.000	12/20/2020	0.805		9,800	(14)	96	82	0
	Petrobras Global Finance BV	1.000	06/20/2018	2.255		2,900	(419)	358	0	(61)
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		47,700	(5,272)	1,473	0	(3,799)
	Petrobras Global Finance BV	1.000	03/20/2020	3.870		1,800	(276)	110	0	(166)
	Petrobras Global Finance BV	1.000	09/20/2020	4.241		10,000	(2,119)	946	0	(1,173)
	Tesco PLC	1.000	06/20/2021	1.975	EUR	8,300	(775)	363	0	(412)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		6,800	(90)	105	15	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		39,000	(878)	1,243	365	0
BRC	Berkshire Hathaway, Inc.	1.000	09/20/2021	0.819	$	20,000	229	(48)	181	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.179		37,000	(1,080)	651	0	(429)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.222		15,000	193	(423)	0	(230)
	Brazil Government International Bond	1.000	12/20/2016	0.558		26,900	(895)	931	36	0
	Citigroup, Inc.	1.000	12/20/2020	0.701		16,100	(7)	210	203	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		20,000	69	66	135	0
	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.947		7,300	(68)	88	20	0
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		37,500	(3,980)	3,441	0	(539)
	Kinder Morgan, Inc.	1.000	06/20/2021	1.563		8,300	(951)	745	0	(206)
	Mexico Government International Bond	1.000	09/20/2017	0.518		5,000	(112)	137	25	0
	Mexico Government International Bond	1.000	12/20/2018	0.791		88,200	(219)	656	437	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		8,300	(1,479)	818	0	(661)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	35,000	(3,410)	2,213	0	(1,197)
	Tesco PLC	1.000	06/20/2021	1.975		20,100	(2,025)	1,027	0	(998)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		4,500	(45)	55	10	0
	Volkswagen International Finance NV	1.000	03/20/2017	0.311		23,900	256	(158)	98	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		67,500	(1,430)	2,062	632	0
CBK	Brazil Government International Bond	1.000	12/20/2016	0.558	$	15,000	(174)	194	20	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.210		10,000	23	(163)	0	(140)
	Devon Energy Corp.	1.000	12/20/2020	1.565		11,700	(2,036)	1,774	0	(262)
	Exelon Generation Co. LLC	1.000	12/20/2020	1.421		11,500	(953)	761	0	(192)
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.152		10,000	0	49	49	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		23,500	81	78	159	0
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		7,000	(825)	725	0	(100)
	Mexico Government International Bond	1.000	12/20/2016	0.408		36,000	(654)	715	61	0
	Morgan Stanley	1.000	12/20/2020	0.805		20,000	(49)	216	167	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.524		15,000	299	(101)	198	0
	Tesco PLC	1.000	12/20/2020	1.747	EUR	9,700	(1,028)	696	0	(332)
	Volkswagen International Finance NV	1.000	03/20/2017	0.311		7,000	78	(49)	29	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		32,400	(717)	1,020	303	0
	Volkswagen International Finance NV	1.000	06/20/2021	1.060		23,800	(521)	456	0	(65)

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)		Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.179%	$	10,000	$8	$(124)	$0	$(116)
	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.201		15,000	(251)	49	0	(202)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.222		75,000	(319)	(833)	0	(1,152)
	Brazil Government International Bond	1.000	12/20/2016	0.558		15,400	(279)	300	21	0
	Colombia Government International Bond	1.000	06/20/2019	0.913		45,000	287	(166)	121	0
	Mexico Government International Bond	1.000	12/20/2016	0.408		25,000	(871)	913	42	0
	Mexico Government International Bond	1.000	03/20/2017	0.408		15,000	(165)	212	47	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		46,700	(762)	998	236	0
	Mexico Government International Bond	1.000	03/20/2019	0.884		5,200	15	2	17	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.524		21,100	435	(157)	278	0
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		11,500	(43)	121	78	0
	MetLife, Inc.	1.000	12/20/2020	0.924		8,800	13	18	31	0
	Mexico Government International Bond	1.000	12/20/2016	0.408		15,000	127	(102)	25	0
	Morgan Stanley	1.000	12/20/2020	0.805		25,000	(49)	258	209	0
	Tesco PLC	1.000	12/20/2020	1.747	EUR	10,000	(1,036)	694	0	(342)
GST	Bank of America Corp.	1.000	12/20/2020	0.692	$	40,000	128	391	519	0
	Brazil Government International Bond	1.000	12/20/2016	0.558		56,500	(875)	951	76	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.210		85,000	261	(1,447)	0	(1,186)
	Citigroup, Inc.	1.000	12/20/2020	0.701		40,000	47	458	505	0
	Devon Energy Corp.	1.000	12/20/2020	1.565		30,000	(4,135)	3,464	0	(671)
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		10,000	(944)	800	0	(144)
	MetLife, Inc.	1.000	06/20/2021	1.094		25,200	(429)	331	0	(98)
	Mexico Government International Bond	1.000	06/20/2017	0.453		3,300	(108)	122	14	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		10,000	(143)	194	51	0
	Morgan Stanley	1.000	12/20/2020	0.805		12,700	(47)	153	106	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.881		10,000	102	(14)	88	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		11,400	(1,214)	306	0	(908)
	Petrobras Global Finance BV	1.000	03/20/2020	3.870		100	(16)	7	0	(9)
	Petrobras Global Finance BV	1.000	09/20/2020	4.241		10,000	(2,156)	983	0	(1,173)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	12,000	(1,127)	717	0	(410)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	3.640	$	2,400	(221)	30	0	(191)
	Petrobras Global Finance BV	1.000	03/20/2020	3.870		5,200	(949)	468	0	(481)
	U.S. Treasury Notes	0.250	12/20/2018	0.188	EUR	25,000	(86)	128	42	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.558	$	24,400	(390)	423	33	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		69,900	(132)	605	473	0
	Goldman Sachs Group, Inc.	1.000	06/20/2021	0.947		22,500	(26)	88	62	0
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		17,500	(2,219)	1,968	0	(251)
	Kinder Morgan, Inc.	1.000	06/20/2021	1.563		4,000	(371)	272	0	(99)
	Mexico Government International Bond	1.000	12/20/2016	0.408		25,000	(889)	931	42	0
	Mexico Government International Bond	1.000	06/20/2017	0.453		400	(13)	15	2	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		25,000	(332)	458	126	0
	Morgan Stanley	1.000	12/20/2020	0.805		50,000	0	417	417	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		8,800	(993)	292	0	(701)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	10,000	(952)	610	0	(342)
	Tesco PLC	1.000	06/20/2021	1.975		3,800	(374)	185	0	(189)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		5,500	(53)	65	12	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		25,000	(465)	699	234	0
MBC	Mexico Government International Bond	1.000	12/20/2016	0.408	$	39,900	630	(563)	67	0
	Mexico Government International Bond	1.000	06/20/2017	0.453		11,700	209	(158)	51	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		48,500	857	(612)	245	0
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	1.545		30,100	(4,349)	3,702	0	(647)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.210		10,000	15	(155)	0	(140)
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.843		5,000	(17)	51	34	0
	Kinder Morgan, Inc.	1.000	12/20/2020	1.364		23,000	(3,789)	3,459	0	(330)
	MetLife, Inc.	1.000	12/20/2020	0.924		15,000	74	(22)	52	0
	Mexico Government International Bond	1.000	03/20/2017	0.408		5,000	(55)	71	16	0

28	See Accompanying Notes

September 30, 2016

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Mexico Government International Bond	1.000%	06/20/2017	0.453%	$	10,600	$(356)	$402	$46	$0
	Mexico Government International Bond	1.000	09/20/2017	0.518		25,000	(332)	459	127	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		94,500	(8,746)	1,220	0	(7,526)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	20,000	(2,035)	1,351	0	(684)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		15,000	(150)	182	32	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		25,000	(537)	771	234	0
UAG	Mexico Government International Bond	1.000	09/20/2017	0.518	$	10,000	(135)	186	51	0

							$(76,553)	$57,390	$10,567	$(29,730)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$20,493	$(4,524)	$1,376	$0	$(3,148)
CBK	MCDX-25 5-Year Index	1.000	12/20/2020	70,750	(131)	893	762	0
	MCDX-26 5-Year Index	1.000	06/20/2021	185,550	479	1,069	1,548	0
DUB	CMBX.NA.AAA.8 Index	0.500	10/17/2057	413,100	(24,212)	14,202	0	(10,010)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	32,200	(3,452)	783	0	(2,669)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	1,000	(68)	44	0	(24)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	8,800	(832)	47	0	(785)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	13,500	(1,758)	639	0	(1,119)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063	124,876	(5,305)	4,329	0	(976)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	18,300	(825)	531	0	(294)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	272,043	(15,021)	8,429	0	(6,592)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	98,100	(4,956)	1,361	0	(3,595)
	MCDX-25 5-Year Index	1.000	12/20/2020	201,800	(373)	2,546	2,173	0
	MCDX-26 5-Year Index	1.000	06/20/2021	87,000	208	518	726	0
JPS	CMBX.NA.AAA.7 Index	0.500	01/17/2047	42,500	(1,790)	1,106	0	(684)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	497,600	(29,829)	17,772	0	(12,057)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	7,600	(315)	36	0	(279)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	20,300	(1,824)	13	0	(1,811)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	45,900	(5,281)	1,477	0	(3,804)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	10,000	(1,951)	248	0	(1,703)
MEI	CMBX.NA.AAA.7 Index	0.500	01/17/2047	74,000	(3,879)	2,690	0	(1,189)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	46,900	(2,650)	1,514	0	(1,136)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	8,200	(846)	167	0	(679)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	64,948	(446)	369	0	(77)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	57,000	(2,868)	1,487	0	(1,381)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	8,400	(350)	42	0	(308)

					$ (112,799)	$63,688	$5,209	$(54,320)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-CPURNSA	2.660%	08/19/2029	$100,000	$0	$16,052	$16,052	$0
DUB	Pay	3-Month USD-CPURNSA	2.660	08/19/2029	100,000	(13,100)	(2,952)	0	(16,052)

						$(13,100)	$13,100	$16,052	$(16,052)

Total Swap Agreements						$(202,242)	$133,951	$31,828	$(100,119)

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2016:

(o)	Securities with an aggregate market value of $1,330,247 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BOA	$107,191	$0	$2,110	$109,301	$(127,196)	$0	$(776)	$(127,972)	$(18,671)	$19,481	$810
BPS	52,586	0	832	53,418	(267,957)	0	(5,611)	(273,568)	(220,150)	224,838	4,688
BRC	275	0	1,777	2,052	(252)	0	(7,408)	(7,660)	(5,608)	5,912	304
CBK	29,874	2,064	19,348	51,286	(191,397)	(1,293)	(1,091)	(193,781)	(142,495)	150,071	7,576
DUB	16,956	0	762	17,718	(417,384)	(68)	(30,201)	(447,653)	(429,935)	434,138	4,203
FBF	700	0	343	1,043	(1,759)	(2,450)	(2,270)	(6,479)	(5,436)	5,988	552
GLM	17,738	7,283	0	25,021	(75,643)	(4,212)	0	(79,855)	(54,834)	57,551	2,717
GSC	0	0	0	0	0	(1,074)	0	(1,074)	(1,074)	1,137	63
GST	0	0	4,258	4,258	0	0	(16,056)	(16,056)	(11,798)	11,222	(576)
HUS	6,360	0	42	6,402	(61,276)	0	(672)	(61,948)	(55,546)	55,584	38
IND	2,483	0	0	2,483	(23,384)	0	0	(23,384)	(20,901)	18,495	(2,406)
JPM	166,214	26,606	1,401	194,221	(361,213)	(23,935)	(1,588)	(386,736)	(192,515)	203,267	10,752
JPS	0	0	0	0	0	0	(20,338)	(20,338)	(20,338)	21,909	1,571
MBC	0	0	363	363	0	0	0	0	363	(310)	53
MEI	0	0	0	0	0	0	(3,004)	(3,004)	(3,004)	3,126	122
MSB	137,753	0	0	137,753	(135,641)	0	0	(135,641)	2,112	(990)	1,122
MYC	0	10,909	541	11,450	0	(5,298)	(11,104)	(16,402)	(4,952)	4,501	(451)
NGF	76,912	0	0	76,912	(22,988)	0	0	(22,988)	53,924	(53,286)	638
RYL	0	0	0	0	0	0	0	0	0	(5)	(5)
SCX	31,536	0	0	31,536	(51,023)	0	0	(51,023)	(19,487)	27,338	7,851
SOG	82,581	0	0	82,581	(38,147)	0	0	(38,147)	44,434	(44,117)	317
SSB	430	0	0	430	0	0	0	0	430	(380)	50
TOR	39,548	0	0	39,548	(110,315)	0	0	(110,315)	(70,767)	72,449	1,682
UAG	30,310	0	51	30,361	(30,995)	0	0	(30,995)	(634)	5,618	4,984

Total Over the Counter	$799,447	$46,862	$31,828	$878,137	$(1,916,570)	$(38,330)	$(100,119)	$(2,055,019)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$725	$725
Futures	0	0	0	0	31,736	31,736
Swap Agreements	0	121	0	0	223,948	224,069

	$0	$121	$0	$0	$256,409	$256,530

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$799,447	$0	$799,447
Purchased Options	0	0	0	0	46,862	46,862
Swap Agreements	0	15,776	0	0	16,052	31,828

	$0	$15,776	$0	$799,447	$62,914	$878,137

	$0	$15,897	$0	$799,447	$319,323	$1,134,667

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$90,118	$90,118
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$0	$90,118	$90,122

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,916,570	$0	$1,916,570
Written Options	0	0	0	2,868	35,462	38,330
Swap Agreements	0	84,067	0	0	16,052	100,119

	$0	$84,067	$0	$1,919,438	$51,514	$2,055,019

	$0	$84,071	$0	$1,919,438	$141,632	$2,145,141

30	See Accompanying Notes

September 30, 2016

(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1,982)	$(1,982)
Written Options	0	0	0	0	36,780	36,780
Futures	0	0	0	0	109,361	109,361
Swap Agreements	0	144,770	0	0	(783,569)	(638,799)

	$0	$144,770	$0	$0	$(639,410)	$(494,640)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,640,037	$0	$1,640,037
Purchased Options	0	0	0	0	(68,792)	(68,792)
Written Options	0	9,387	3	150,430	79,100	238,920
Swap Agreements	0	42,869	0	7,259	2,562	52,690

	$0	$52,256	$3	$1,797,726	$12,870	$1,862,855

	$0	$197,026	$3	$1,797,726	$(626,540)	$1,368,215

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(154)	$(154)
Written Options	0	0	0	0	(1,047)	(1,047)
Futures	0	0	0	0	(61,510)	(61,510)
Swap Agreements	0	(1,266)	0	0	(521,168)	(522,434)

	$0	$(1,266)	$0	$0	$(583,879)	$(585,145)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,370,543)	$0	$(2,370,543)
Purchased Options	0	0	0	0	24,087	24,087
Written Options	0	(7,033)	0	31,577	(25,888)	(1,344)
Swap Agreements	0	99,895	0	0	(6,632)	93,263

	$0	$92,862	$0	$(2,338,966)	$(8,433)	$(2,254,537)

	$0	$91,596	$0	$(2,338,966)	$(592,312)	$(2,839,682)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$150,927	$0	$150,927
Corporate Bonds & Notes
Banking & Finance	0	15,048,273	330,129	15,378,402
Industrials	0	2,704,711	15,897	2,720,608
Utilities	0	593,588	0	593,588
Municipal Bonds & Notes
California	0	1,343,514	0	1,343,514
Connecticut	0	200	0	200
Georgia	0	106,278	0	106,278
Illinois	0	472,755	0	472,755
Iowa	0	26,837	0	26,837
Louisiana	0	11,319	0	11,319
Massachusetts	0	22,426	0	22,426
Michigan	0	276	0	276
Nebraska	0	12,847	0	12,847
Nevada	0	4,359	0	4,359
New Jersey	0	3,329	0	3,329
New York	0	110,912	0	110,912
Ohio	0	350,422	0	350,422
Pennsylvania	0	60,959	0	60,959
Rhode Island	0	194	0	194
Texas	0	95,757	0	95,757
Utah	0	903	0	903
Washington	0	434	0	434
West Virginia	0	130,902	0	130,902
U.S. Government Agencies	0	38,434,090	7,691	38,441,781
U.S. Treasury Obligations	0	39,016,537	0	39,016,537
Non-Agency Mortgage-Backed Securities	0	7,157,818	87,878	7,245,696
Asset-Backed Securities	0	3,987,927	124,332	4,112,259
Sovereign Issues	0	6,640,490	0	6,640,490
Common Stocks
Consumer Discretionary	78	0	0	78

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Preferred Securities
Banking & Finance	$1,131	$4,230	$0	$5,361
Short-Term Instruments
Certificates of Deposit	0	2,224,835	0	2,224,835
Commercial Paper	0	317,086	0	317,086
Short-Term Notes	0	532,139	0	532,139
Japan Treasury Bills	0	7,671,125	0	7,671,125
U.S. Treasury Bills	0	307,018	0	307,018
	$1,209	$127,545,417	$565,927	$128,112,553

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$311,591	$0	$0	$311,591
Total Investments	$312,800	$127,545,417	$565,927	$128,424,144

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(38,188)	$0	$(38,188)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	31,736	224,794	0	256,530
Over the counter	0	878,137	0	878,137
	$31,736	$1,102,931	$0	$1,134,667

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(90,118)	(4)	0	(90,122)
Over the counter	0	(2,055,019)	0	(2,055,019)
	$(90,118)	$(2,055,023)	$0	$(2,145,141)

Totals	$254,418	$126,555,137	$565,927	$127,375,482

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$21	$0	$(21)	$0	$0	$0	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	310,268	120	(380)	(14)	20	3,537	16,578	0	330,129	3,570
Industrials	2,366	0	(948)	0	(342)	299	14,522	0	15,897	(8)
U.S. Government Agencies	87,618	231	(1,840)	(9)	(19)	1,972	0	(80,262)	7,691	14
Non-Agency Mortgage-Backed Securities	97,254	0	(9,040)	(55)	(898)	617	0	0	87,878	(197)
Asset-Backed Securities	35,402	124,296	(297)	0	0	113	0	(35,182)	124,332	36

	$532,929	$124,647	$(12,526)	$(78)	$(1,239)	$6,538	$31,100	$(115,444)	$565,927	$3,415

Financial Derivative Instruments - Assets
Over the counter	$139	$0	$0	$0	$0	$(139)	$0	$0	$0	$0

Totals	$533,068	$124,647	$(12,526)	$(78)	$(1,239)	$6,399	$31,100	$(115,444)	$565,927	$3,415

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$16,578	Indicative Market Quotation	Broker Quote	23.50
	50	Other Valuation Techniques (3)	—	—
	313,501	Proxy Pricing	Base Price	99.75 - 113.75
Industrials	15,897	Third Party Vendor	Broker Quote	103.50 - 115.00
U.S. Government Agencies	7,691	Proxy Pricing	Base Price	95.50 - 100.00
Non-Agency Mortgage-Backed Securities	82	Proxy Pricing	Base Price	80.86 - 97.95
	87,796	Third Party Vendor	Broker Quote	75.75 - 100.68
Asset-Backed Securities	124,332	Proxy Pricing	Base Price	100.00

Total	$565,927

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

32	See Accompanying Notes

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	NOM	Nomura Securities International, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	IND	Crédit Agricole Corporate and Investment Bank S.A.	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
COM	Commerz Bank AG	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	ILS	Israeli Shekel	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPI	Consumer Price Index	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	FSB	Federal Savings Bank
AID	Agency International Development	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.

33

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Income Fund in its report to shareholders, a copy of which is included under Item 1 of the companion submission.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Peter G. Strelow
Peter G. Strelow President (Principal Executive Officer)

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow President (Principal Executive Officer)

Date:	November 28, 2016

By:	/s/ Trent W. Walker
Trent W. Walker Treasurer (Principal Financial & Accounting Officer)

Date:	November 28, 2016